UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                                                          AQR Funds

(Exact name of registrant as specified in charter)

One Greenwich Plaza, Suite 130
                                                         Greenwich, CT 06830
   (Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
 AQR Capital Management, LLC
 One Greenwich Plaza, Suite 130
                                                                Greenwich, CT 06830
                                         (Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2025 to June 30, 2025

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)
AQR Alternative Risk Premia Fund

Class I: QRPIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$308	5.92%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$312,481,372
  Total Number of Portfolio Holdings2,431
  Portfolio Turnover Rate (excludes derivatives, if any)94%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.2
Utilities	2.2
Consumer Discretionary	(2.5)
Energy	(2.7)
Materials	(3.0)
Communication Services	3.8
Information Technology	4.3
Industrials	4.9
U.S. Treasury Obligations	10.2
Financials	10.3
Investment Companies	58.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	162.0	(141.8)
Investment Companies	58.4	0.0
U.S. Treasury Obligations	10.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.7)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	20	24
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	10
Futures Contracts	29	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Alternative Risk Premia Fund

Class N: QRPNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$320	6.17%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$312,481,372
  Total Number of Portfolio Holdings2,431
  Portfolio Turnover Rate (excludes derivatives, if any)94%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.2
Utilities	2.2
Consumer Discretionary	(2.5)
Energy	(2.7)
Materials	(3.0)
Communication Services	3.8
Information Technology	4.3
Industrials	4.9
U.S. Treasury Obligations	10.2
Financials	10.3
Investment Companies	58.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	162.0	(141.8)
Investment Companies	58.4	0.0
U.S. Treasury Obligations	10.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.7)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	20	24
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	10
Futures Contracts	29	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Alternative Risk Premia Fund

Class R6: QRPRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$302	5.82%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$312,481,372
  Total Number of Portfolio Holdings2,431
  Portfolio Turnover Rate (excludes derivatives, if any)94%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.2
Utilities	2.2
Consumer Discretionary	(2.5)
Energy	(2.7)
Materials	(3.0)
Communication Services	3.8
Information Technology	4.3
Industrials	4.9
U.S. Treasury Obligations	10.2
Financials	10.3
Investment Companies	58.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	162.0	(141.8)
Investment Companies	58.4	0.0
U.S. Treasury Obligations	10.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.7)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	20	24
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	10
Futures Contracts	29	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR CVX Fusion Fund

Class I: QCFIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$9	2.39%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$13,498,503
  Total Number of Portfolio Holdings1,918
  Portfolio Turnover Rate (excludes derivatives, if any)71%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.2)
Communication Services	0.3
Consumer Discretionary	(0.5)
Information Technology	0.6
Real Estate	(0.7)
Energy	(0.7)
Health Care	0.8
Financials	0.9
Utilities	(1.0)
Consumer Staples	(2.3)
Investment Companies	79.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.3	(57.8)
Investment Companies	79.0	0.0
Preferred Stocks	0.0	(0.3)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	6	25
Forward Foreign Currency Exchange Contracts	7	6
Futures Contracts	50	4
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR CVX Fusion Fund

Class N: QCFNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$10	2.64%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$13,498,503
  Total Number of Portfolio Holdings1,918
  Portfolio Turnover Rate (excludes derivatives, if any)71%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.2)
Communication Services	0.3
Consumer Discretionary	(0.5)
Information Technology	0.6
Real Estate	(0.7)
Energy	(0.7)
Health Care	0.8
Financials	0.9
Utilities	(1.0)
Consumer Staples	(2.3)
Investment Companies	79.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.3	(57.8)
Investment Companies	79.0	0.0
Preferred Stocks	0.0	(0.3)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	6	25
Forward Foreign Currency Exchange Contracts	7	6
Futures Contracts	50	4
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR CVX Fusion Fund

Class R6: QCFRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$8	2.29%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$13,498,503
  Total Number of Portfolio Holdings1,918
  Portfolio Turnover Rate (excludes derivatives, if any)71%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.2)
Communication Services	0.3
Consumer Discretionary	(0.5)
Information Technology	0.6
Real Estate	(0.7)
Energy	(0.7)
Health Care	0.8
Financials	0.9
Utilities	(1.0)
Consumer Staples	(2.3)
Investment Companies	79.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.3	(57.8)
Investment Companies	79.0	0.0
Preferred Stocks	0.0	(0.3)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	6	25
Forward Foreign Currency Exchange Contracts	7	6
Futures Contracts	50	4
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class I: ADAIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$92	1.81%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,877,876,349
  Total Number of Portfolio Holdings583
  Portfolio Turnover Rate (excludes derivatives, if any)186%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Industrials	1.4
Materials	1.7
Communication Services	2.2
Health Care	4.2
Utilities	4.6
Information Technology	5.4
Consumer Discretionary	6.4
Financials	12.6
U.S. Treasury Obligations	30.4
Investment Companies	30.6

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	48.2	(1.8)
Common Stocks	12.9	(31.2)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	30.4	0.0
Corporate Bonds	6.4	(0.8)
Units	4.3	0.0
Closed-End Funds	0.8	0.0
Convertible Preferred Stocks	0.7	0.0
Warrants	0.3	0.0
Rights	0.2	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	59	21
Total Return Swaps	0	1
Forward Foreign Currency Exchange Contracts	2	5
Futures Contracts	0	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class N: ADANX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$105	2.06%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,877,876,349
  Total Number of Portfolio Holdings583
  Portfolio Turnover Rate (excludes derivatives, if any)186%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Industrials	1.4
Materials	1.7
Communication Services	2.2
Health Care	4.2
Utilities	4.6
Information Technology	5.4
Consumer Discretionary	6.4
Financials	12.6
U.S. Treasury Obligations	30.4
Investment Companies	30.6

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	48.2	(1.8)
Common Stocks	12.9	(31.2)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	30.4	0.0
Corporate Bonds	6.4	(0.8)
Units	4.3	0.0
Closed-End Funds	0.8	0.0
Convertible Preferred Stocks	0.7	0.0
Warrants	0.3	0.0
Rights	0.2	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	59	21
Total Return Swaps	0	1
Forward Foreign Currency Exchange Contracts	2	5
Futures Contracts	0	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class R6: QDARX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$87	1.71%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,877,876,349
  Total Number of Portfolio Holdings583
  Portfolio Turnover Rate (excludes derivatives, if any)186%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Industrials	1.4
Materials	1.7
Communication Services	2.2
Health Care	4.2
Utilities	4.6
Information Technology	5.4
Consumer Discretionary	6.4
Financials	12.6
U.S. Treasury Obligations	30.4
Investment Companies	30.6

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	48.2	(1.8)
Common Stocks	12.9	(31.2)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	30.4	0.0
Corporate Bonds	6.4	(0.8)
Units	4.3	0.0
Closed-End Funds	0.8	0.0
Convertible Preferred Stocks	0.7	0.0
Warrants	0.3	0.0
Rights	0.2	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	59	21
Total Return Swaps	0	1
Forward Foreign Currency Exchange Contracts	2	5
Futures Contracts	0	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class I: QDSIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$7	0.14%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,636,734,886
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes derivatives, if any)4%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

% of Net Assets
Global Flexible Allocation
29.9
Equity Market Neutral
19.1
Multi-Strategy
13.1
Global Macro
12.0
Systematic Trend
12.0
Relative Value Arbitrage
11.9
Investment Companies
2.0
0%
5%
10%
15%
20%
25%
30%

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.9
Systematic Trend	12.0
Global Macro	12.0
Multi-Strategy	13.1
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class N: QDSNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$20	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,636,734,886
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes derivatives, if any)4%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.9
Systematic Trend	12.0
Global Macro	12.0
Multi-Strategy	13.1
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class R6: QDSRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$2	0.04%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,636,734,886
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes derivatives, if any)4%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.9
Systematic Trend	12.0
Global Macro	12.0
Multi-Strategy	13.1
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class I: QMNIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$359	6.74%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,150,407,033
  Total Number of Portfolio Holdings1,787
  Portfolio Turnover Rate (excludes derivatives, if any)207%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.3)
Consumer Staples	(2.8)
Energy	(3.0)
Utilities	(4.8)
Consumer Discretionary	4.9
Real Estate	(5.7)
Health Care	5.7
Industrials	6.6
Financials	13.3
Investment Companies	37.4
U.S. Treasury Obligations	43.6

Geographic Allocation

Country	% of Net Assets
United States	83.9
Japan	4.7
United Kingdom	2.1
Italy	2.0
France	1.1
Spain	0.9
Finland	0.6
Germany	0.6
China	0.5
Netherlands	0.4
Others	(1.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	0	100
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class N: QMNNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$372	6.99%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,150,407,033
  Total Number of Portfolio Holdings1,787
  Portfolio Turnover Rate (excludes derivatives, if any)207%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.3)
Consumer Staples	(2.8)
Energy	(3.0)
Utilities	(4.8)
Consumer Discretionary	4.9
Real Estate	(5.7)
Health Care	5.7
Industrials	6.6
Financials	13.3
Investment Companies	37.4
U.S. Treasury Obligations	43.6

Geographic Allocation

Country	% of Net Assets
United States	83.9
Japan	4.7
United Kingdom	2.1
Italy	2.0
France	1.1
Spain	0.9
Finland	0.6
Germany	0.6
China	0.5
Netherlands	0.4
Others	(1.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	0	100
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class R6: QMNRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$354	6.64%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,150,407,033
  Total Number of Portfolio Holdings1,787
  Portfolio Turnover Rate (excludes derivatives, if any)207%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.3)
Consumer Staples	(2.8)
Energy	(3.0)
Utilities	(4.8)
Consumer Discretionary	4.9
Real Estate	(5.7)
Health Care	5.7
Industrials	6.6
Financials	13.3
Investment Companies	37.4
U.S. Treasury Obligations	43.6

Geographic Allocation

Country	% of Net Assets
United States	83.9
Japan	4.7
United Kingdom	2.1
Italy	2.0
France	1.1
Spain	0.9
Finland	0.6
Germany	0.6
China	0.5
Netherlands	0.4
Others	(1.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	0	100
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class I: QLEIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$350	6.49%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,195,201,825
  Total Number of Portfolio Holdings1,835
  Portfolio Turnover Rate (excludes derivatives, if any)164%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.2
Materials	(1.7)
Consumer Discretionary	2.1
Utilities	(3.1)
Health Care	3.5
Real Estate	(4.8)
Industrials	5.7
Consumer Staples	(6.0)
Financials	12.7
Investment Companies	36.5
U.S. Treasury Obligations	43.4

Geographic Allocation

Country	% of Net Assets
United States	81.9
Japan	4.1
United Kingdom	2.9
Italy	1.4
France	1.2
Germany	0.6
Finland	0.5
China	0.4
Sweden	0.4
Canada	0.3
Others	(3.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	6	0
Forward Foreign Currency Exchange Contracts	21	16
Futures Contracts	56	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class N: QLENX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$363	6.74%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,195,201,825
  Total Number of Portfolio Holdings1,835
  Portfolio Turnover Rate (excludes derivatives, if any)164%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.2
Materials	(1.7)
Consumer Discretionary	2.1
Utilities	(3.1)
Health Care	3.5
Real Estate	(4.8)
Industrials	5.7
Consumer Staples	(6.0)
Financials	12.7
Investment Companies	36.5
U.S. Treasury Obligations	43.4

Geographic Allocation

Country	% of Net Assets
United States	81.9
Japan	4.1
United Kingdom	2.9
Italy	1.4
France	1.2
Germany	0.6
Finland	0.5
China	0.4
Sweden	0.4
Canada	0.3
Others	(3.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	6	0
Forward Foreign Currency Exchange Contracts	21	16
Futures Contracts	56	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class R6: QLERX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$346	6.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,195,201,825
  Total Number of Portfolio Holdings1,835
  Portfolio Turnover Rate (excludes derivatives, if any)164%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.2
Materials	(1.7)
Consumer Discretionary	2.1
Utilities	(3.1)
Health Care	3.5
Real Estate	(4.8)
Industrials	5.7
Consumer Staples	(6.0)
Financials	12.7
Investment Companies	36.5
U.S. Treasury Obligations	43.4

Geographic Allocation

Country	% of Net Assets
United States	81.9
Japan	4.1
United Kingdom	2.9
Italy	1.4
France	1.2
Germany	0.6
Finland	0.5
China	0.4
Sweden	0.4
Canada	0.3
Others	(3.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	6	0
Forward Foreign Currency Exchange Contracts	21	16
Futures Contracts	56	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR LSE Fusion Fund

Class I: QLFIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$24	14.39%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$6,094,725
  Total Number of Portfolio Holdings1,624
  Portfolio Turnover Rate (excludes derivatives, if any)136%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.8
Energy	(3.2)
Materials	5.0
Consumer Staples	(5.3)
Real Estate	(7.3)
Health Care	9.1
Industrials	10.8
Utilities	(11.5)
Financials	15.2
Investment Companies	62.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	263.5	(250.5)
Investment Companies	62.7	0.0
Preferred Stocks	0.1	(0.8)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	11
Futures Contracts	88	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR LSE Fusion Fund

Class N: QLFNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$24	14.64%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$6,094,725
  Total Number of Portfolio Holdings1,624
  Portfolio Turnover Rate (excludes derivatives, if any)136%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.8
Energy	(3.2)
Materials	5.0
Consumer Staples	(5.3)
Real Estate	(7.3)
Health Care	9.1
Industrials	10.8
Utilities	(11.5)
Financials	15.2
Investment Companies	62.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	263.5	(250.5)
Investment Companies	62.7	0.0
Preferred Stocks	0.1	(0.8)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	11
Futures Contracts	88	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR LSE Fusion Fund

Class R6: QLFRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$24	14.29%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$6,094,725
  Total Number of Portfolio Holdings1,624
  Portfolio Turnover Rate (excludes derivatives, if any)136%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.8
Energy	(3.2)
Materials	5.0
Consumer Staples	(5.3)
Real Estate	(7.3)
Health Care	9.1
Industrials	10.8
Utilities	(11.5)
Financials	15.2
Investment Companies	62.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	263.5	(250.5)
Investment Companies	62.7	0.0
Preferred Stocks	0.1	(0.8)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	11
Futures Contracts	88	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class I: QGMIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$78	1.54%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$472,702,480
  Total Number of Portfolio Holdings959
  Portfolio Turnover Rate (excludes derivatives, if any)53%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	4.4
Reverse Repurchase Agreements	(8.9)
U.S. Treasury Obligations	43.7
Investment Companies	49.0

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.0	0.0
U.S. Treasury Obligations	43.7	0.0
Reverse Repurchase Agreements	0.0	(8.9)
Common Stocks	4.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	32
Forward Foreign Currency Exchange Contracts	7	7
Futures Contracts	22	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class N: QGMNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$90	1.79%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$472,702,480
  Total Number of Portfolio Holdings959
  Portfolio Turnover Rate (excludes derivatives, if any)53%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	4.4
Reverse Repurchase Agreements	(8.9)
U.S. Treasury Obligations	43.7
Investment Companies	49.0

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.0	0.0
U.S. Treasury Obligations	43.7	0.0
Reverse Repurchase Agreements	0.0	(8.9)
Common Stocks	4.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	32
Forward Foreign Currency Exchange Contracts	7	7
Futures Contracts	22	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class R6: QGMRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$73	1.44%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$472,702,480
  Total Number of Portfolio Holdings959
  Portfolio Turnover Rate (excludes derivatives, if any)53%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	4.4
Reverse Repurchase Agreements	(8.9)
U.S. Treasury Obligations	43.7
Investment Companies	49.0

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.0	0.0
U.S. Treasury Obligations	43.7	0.0
Reverse Repurchase Agreements	0.0	(8.9)
Common Stocks	4.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	32
Forward Foreign Currency Exchange Contracts	7	7
Futures Contracts	22	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class I: AQMIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$173	3.44%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,903,603,229
  Total Number of Portfolio Holdings2,605
  Portfolio Turnover Rate (excludes derivatives, if any)219%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.8)
Consumer Discretionary	(0.8)
Communication Services	1.0
Industrials	1.1
Energy	(1.1)
Information Technology	1.2
Health Care	1.3
Materials	(1.6)
Consumer Staples	(1.9)
Investment Companies	21.8
U.S. Treasury Obligations	62.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	84.8	(85.9)
U.S. Treasury Obligations	62.4	0.0
Investment Companies	21.8	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	7	28
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	40	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class N: AQMNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$186	3.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,903,603,229
  Total Number of Portfolio Holdings2,605
  Portfolio Turnover Rate (excludes derivatives, if any)219%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.8)
Consumer Discretionary	(0.8)
Communication Services	1.0
Industrials	1.1
Energy	(1.1)
Information Technology	1.2
Health Care	1.3
Materials	(1.6)
Consumer Staples	(1.9)
Investment Companies	21.8
U.S. Treasury Obligations	62.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	84.8	(85.9)
U.S. Treasury Obligations	62.4	0.0
Investment Companies	21.8	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	7	28
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	40	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class R6: AQMRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$168	3.34%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,903,603,229
  Total Number of Portfolio Holdings2,605
  Portfolio Turnover Rate (excludes derivatives, if any)219%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.8)
Consumer Discretionary	(0.8)
Communication Services	1.0
Industrials	1.1
Energy	(1.1)
Information Technology	1.2
Health Care	1.3
Materials	(1.6)
Consumer Staples	(1.9)
Investment Companies	21.8
U.S. Treasury Obligations	62.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	84.8	(85.9)
U.S. Treasury Obligations	62.4	0.0
Investment Companies	21.8	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	7	28
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	40	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class I: QMHIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$256	5.05%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$643,135,742
  Total Number of Portfolio Holdings2,644
  Portfolio Turnover Rate (excludes derivatives, if any)234%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Utilities	(0.9)
Consumer Discretionary	(1.4)
Industrials	1.4
Energy	(1.4)
Health Care	1.5
Materials	(2.1)
Information Technology	2.4
Consumer Staples	(3.3)
Investment Companies	19.2
U.S. Treasury Obligations	51.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	120.1	(123.1)
U.S. Treasury Obligations	51.2	0.0
Investment Companies	19.2	0.0
Preferred Stocks	0.0	(0.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	7	28
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	40	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class N: QMHNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$269	5.30%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$643,135,742
  Total Number of Portfolio Holdings2,644
  Portfolio Turnover Rate (excludes derivatives, if any)234%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Utilities	(0.9)
Consumer Discretionary	(1.4)
Industrials	1.4
Energy	(1.4)
Health Care	1.5
Materials	(2.1)
Information Technology	2.4
Consumer Staples	(3.3)
Investment Companies	19.2
U.S. Treasury Obligations	51.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	120.1	(123.1)
U.S. Treasury Obligations	51.2	0.0
Investment Companies	19.2	0.0
Preferred Stocks	0.0	(0.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	7	28
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	40	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class R6: QMHRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$252	4.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$643,135,742
  Total Number of Portfolio Holdings2,644
  Portfolio Turnover Rate (excludes derivatives, if any)234%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Utilities	(0.9)
Consumer Discretionary	(1.4)
Industrials	1.4
Energy	(1.4)
Health Care	1.5
Materials	(2.1)
Information Technology	2.4
Consumer Staples	(3.3)
Investment Companies	19.2
U.S. Treasury Obligations	51.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	120.1	(123.1)
U.S. Treasury Obligations	51.2	0.0
Investment Companies	19.2	0.0
Preferred Stocks	0.0	(0.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	7	28
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	40	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion Fund

Class I: QMFIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$14	8.30%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$18,272,189
  Total Number of Portfolio Holdings1,910
  Portfolio Turnover Rate (excludes derivatives, if any)109%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.7)
Consumer Discretionary	1.4
Energy	(1.7)
Materials	2.6
Consumer Staples	(2.7)
Real Estate	(3.8)
Health Care	4.8
Industrials	5.4
Utilities	(5.9)
Financials	7.9
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	136.0	(129.3)
Investment Companies	57.9	0.0
Preferred Stocks	0.0Footnote Reference†	(0.4)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	34
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	6	6
Futures Contracts	26	5
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion Fund

Class N: QMFNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$14	8.55%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$18,272,189
  Total Number of Portfolio Holdings1,910
  Portfolio Turnover Rate (excludes derivatives, if any)109%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.7)
Consumer Discretionary	1.4
Energy	(1.7)
Materials	2.6
Consumer Staples	(2.7)
Real Estate	(3.8)
Health Care	4.8
Industrials	5.4
Utilities	(5.9)
Financials	7.9
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	136.0	(129.3)
Investment Companies	57.9	0.0
Preferred Stocks	0.0Footnote Reference†	(0.4)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	34
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	6	6
Futures Contracts	26	5
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion Fund

Class R6: QMFRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to June 30, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$14	8.20%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$18,272,189
  Total Number of Portfolio Holdings1,910
  Portfolio Turnover Rate (excludes derivatives, if any)109%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.7)
Consumer Discretionary	1.4
Energy	(1.7)
Materials	2.6
Consumer Staples	(2.7)
Real Estate	(3.8)
Health Care	4.8
Industrials	5.4
Utilities	(5.9)
Financials	7.9
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	136.0	(129.3)
Investment Companies	57.9	0.0
Preferred Stocks	0.0Footnote Reference†	(0.4)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	34
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	6	6
Futures Contracts	26	5
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion HV Fund

Class I: QHFIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$27	16.25%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$10,130,060
  Total Number of Portfolio Holdings1,891
  Portfolio Turnover Rate (excludes derivatives, if any)137%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.9
Energy	(3.3)
Materials	5.2
Consumer Staples	(5.4)
Real Estate	(7.6)
Health Care	9.5
Industrials	10.8
Utilities	(11.9)
Financials	15.7
Investment Companies	22.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	271.8	(258.4)
Investment Companies	22.1	0.0
Preferred Stocks	0.1	(0.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	24	37
Forward Foreign Currency Exchange Contracts	3	4
Futures Contracts	24	6
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion HV Fund

Class N: QHFNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$27	16.50%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$10,130,060
  Total Number of Portfolio Holdings1,891
  Portfolio Turnover Rate (excludes derivatives, if any)137%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.9
Energy	(3.3)
Materials	5.2
Consumer Staples	(5.4)
Real Estate	(7.6)
Health Care	9.5
Industrials	10.8
Utilities	(11.9)
Financials	15.7
Investment Companies	22.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	271.8	(258.4)
Investment Companies	22.1	0.0
Preferred Stocks	0.1	(0.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	24	37
Forward Foreign Currency Exchange Contracts	3	4
Futures Contracts	24	6
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion HV Fund

Class R6: QHFRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$27	16.15%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$10,130,060
  Total Number of Portfolio Holdings1,891
  Portfolio Turnover Rate (excludes derivatives, if any)137%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.9
Energy	(3.3)
Materials	5.2
Consumer Staples	(5.4)
Real Estate	(7.6)
Health Care	9.5
Industrials	10.8
Utilities	(11.9)
Financials	15.7
Investment Companies	22.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	271.8	(258.4)
Investment Companies	22.1	0.0
Preferred Stocks	0.1	(0.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	24	37
Forward Foreign Currency Exchange Contracts	3	4
Futures Contracts	24	6
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class I: AQRIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$55	1.04%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,286,295,811
  Total Number of Portfolio Holdings1,298
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.4
Energy	1.4
Communication Services	2.9
Health Care	4.3
Industrials	5.0
Consumer Discretionary	5.5
Financials	9.4
Foreign Government Securities	11.2
Information Technology	12.8
Investment Companies	16.4
U.S. Treasury Obligations	25.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.7	(13.0)
U.S. Treasury Obligations	25.7	0.0
Investment Companies	16.4	0.0
Foreign Government Securities	11.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	19	22
Futures Contracts	49	8
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class N: AQRNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$67	1.29%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,286,295,811
  Total Number of Portfolio Holdings1,298
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.4
Energy	1.4
Communication Services	2.9
Health Care	4.3
Industrials	5.0
Consumer Discretionary	5.5
Financials	9.4
Foreign Government Securities	11.2
Information Technology	12.8
Investment Companies	16.4
U.S. Treasury Obligations	25.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.7	(13.0)
U.S. Treasury Obligations	25.7	0.0
Investment Companies	16.4	0.0
Foreign Government Securities	11.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	19	22
Futures Contracts	49	8
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class R6: AQRRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$49	0.94%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,286,295,811
  Total Number of Portfolio Holdings1,298
  Portfolio Turnover Rate (excludes derivatives, if any)61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.4
Energy	1.4
Communication Services	2.9
Health Care	4.3
Industrials	5.0
Consumer Discretionary	5.5
Financials	9.4
Foreign Government Securities	11.2
Information Technology	12.8
Investment Companies	16.4
U.S. Treasury Obligations	25.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.7	(13.0)
U.S. Treasury Obligations	25.7	0.0
Investment Companies	16.4	0.0
Foreign Government Securities	11.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	19	22
Futures Contracts	49	8
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class I: ARCIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	1.00%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$796,540,530
  Total Number of Portfolio Holdings456
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	25.42%
Grains	15.75%
Industrial Metals	23.34%
Precious Metals	21.38%
Softs	10.74%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	76	24
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class N: ARCNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$64	1.25%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$796,540,530
  Total Number of Portfolio Holdings456
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	25.42%
Grains	15.75%
Industrial Metals	23.34%
Precious Metals	21.38%
Softs	10.74%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	76	24
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class R6: QRCRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.90%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$796,540,530
  Total Number of Portfolio Holdings456
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	25.42%
Grains	15.75%
Industrial Metals	23.34%
Precious Metals	21.38%
Softs	10.74%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	76	24
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class I: QSPIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$362	6.97%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,477,662,669
  Total Number of Portfolio Holdings2,128
  Portfolio Turnover Rate (excludes derivatives, if any)76%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.7
Real Estate	(3.4)
Health Care	3.4
Materials	(4.4)
Industrials	4.5
Energy	(5.2)
Communication Services	5.2
Information Technology	6.2
Financials	15.0
U.S. Treasury Obligations	26.9
Investment Companies	36.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	207.0	(182.0)
Investment Companies	36.1	0.0
U.S. Treasury Obligations	26.9	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	26	32
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	8	10
Futures Contracts	10	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class N: QSPNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$375	7.22%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,477,662,669
  Total Number of Portfolio Holdings2,128
  Portfolio Turnover Rate (excludes derivatives, if any)76%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.7
Real Estate	(3.4)
Health Care	3.4
Materials	(4.4)
Industrials	4.5
Energy	(5.2)
Communication Services	5.2
Information Technology	6.2
Financials	15.0
U.S. Treasury Obligations	26.9
Investment Companies	36.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	207.0	(182.0)
Investment Companies	36.1	0.0
U.S. Treasury Obligations	26.9	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	26	32
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	8	10
Futures Contracts	10	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class R6: QSPRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$357	6.87%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,477,662,669
  Total Number of Portfolio Holdings2,128
  Portfolio Turnover Rate (excludes derivatives, if any)76%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.7
Real Estate	(3.4)
Health Care	3.4
Materials	(4.4)
Industrials	4.5
Energy	(5.2)
Communication Services	5.2
Information Technology	6.2
Financials	15.0
U.S. Treasury Obligations	26.9
Investment Companies	36.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	207.0	(182.0)
Investment Companies	36.1	0.0
U.S. Treasury Obligations	26.9	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	26	32
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	8	10
Futures Contracts	10	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class I: QNZIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$194	3.79%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$60,497,141
  Total Number of Portfolio Holdings2,376
  Portfolio Turnover Rate (excludes derivatives, if any)210%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.5)
Communication Services	0.5
Consumer Discretionary	(0.7)
Information Technology	1.0
Industrials	1.2
Energy	(1.2)
Materials	(1.4)
Consumer Staples	(1.6)
Health Care	2.1
U.S. Treasury Obligations	2.5
Investment Companies	70.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	80.7	(80.9)
Investment Companies	70.8	0.0
U.S. Treasury Obligations	2.5	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	6	27
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	42	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class N: QNZNX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$207	4.04%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$60,497,141
  Total Number of Portfolio Holdings2,376
  Portfolio Turnover Rate (excludes derivatives, if any)210%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.5)
Communication Services	0.5
Consumer Discretionary	(0.7)
Information Technology	1.0
Industrials	1.2
Energy	(1.2)
Materials	(1.4)
Consumer Staples	(1.6)
Health Care	2.1
U.S. Treasury Obligations	2.5
Investment Companies	70.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	80.7	(80.9)
Investment Companies	70.8	0.0
U.S. Treasury Obligations	2.5	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	6	27
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	42	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class R6: QNZRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$189	3.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$60,497,141
  Total Number of Portfolio Holdings2,376
  Portfolio Turnover Rate (excludes derivatives, if any)210%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.5)
Communication Services	0.5
Consumer Discretionary	(0.7)
Information Technology	1.0
Industrials	1.2
Energy	(1.2)
Materials	(1.4)
Consumer Staples	(1.6)
Health Care	2.1
U.S. Treasury Obligations	2.5
Investment Companies	70.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	80.7	(80.9)
Investment Companies	70.8	0.0
U.S. Treasury Obligations	2.5	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	6	27
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	8
Futures Contracts	42	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Semi-Annual Report
June 30, 2025 (Unaudited)
AQR Alternative Risk Premia Fund
AQR CVX Fusion Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR LSE Fusion Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR MS Fusion Fund
AQR MS Fusion HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Trend Total Return Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR CVX Fusion Fund
...........................................................................
35
AQR Diversified Arbitrage Fund
.....................................................................
60
AQR Diversifying Strategies Fund
...................................................................
85
AQR Equity Market Neutral Fund
....................................................................
86
AQR Long-Short Equity Fund
.......................................................................
107
AQR LSE Fusion Fund
...........................................................................
131
AQR Macro Opportunities Fund
.....................................................................
149
AQR Managed Futures Strategy Fund
................................................................
172
AQR Managed Futures Strategy HV Fund
.............................................................
216
AQR MS Fusion Fund
............................................................................
254
AQR MS Fusion HV Fund
.........................................................................
279
AQR Multi-Asset Fund
............................................................................
304
AQR Risk-Balanced Commodities Strategy Fund
........................................................
325
AQR Style Premia Alternative Fund
..................................................................
334
AQR Trend Total Return Fund
......................................................................
368
Financial Statements and Notes
........................................................................
409
Other Information
...................................................................................
511

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 230.6%
COMMON STOCKS - 162.0%
Australia - 6 .5%
AGL Energy Ltd. (2)(a) 134,209 860,608
ANZ Group Holdings Ltd. (2)(a) 56,279 1,079,250
Aristocrat Leisure Ltd. (2)(a) 35,549 1,523,090
Aurizon Holdings Ltd. (2)(a) 327,095 652,443
BHP Group Ltd. (2)(a) 49,204 1,183,730
BlueScope Steel Ltd. (2)(a) 66,577 1,014,536
Brambles Ltd. (2)(a) 43,328 669,149
Computershare Ltd. (2)(a) 3,599 94,416
Dyno Nobel Ltd. (2)(a) 168,635 298,481
Evolution Mining Ltd. (2)(a) 38,792 201,963
Fortescue Ltd. (2)(a) 19,765 198,682
Harvey Norman Holdings Ltd. (2)
(a) 87,044 301,995
JB Hi-Fi Ltd. (2)(a) 21,733 1,579,257
Lendlease Corp. Ltd. (2)(a) 90,402 320,359
Medibank Pvt Ltd. (2)(a) 101,330 336,507
Northern Star Resources Ltd. (2)
(a) 24,108 297,785
Orica Ltd. (2)(a) 18,366 235,828
Origin Energy Ltd. (2)(a) 39,207 278,681
Pro Medicus Ltd. (2)(a) 10,833 2,027,229
QBE Insurance Group Ltd. (2)(a) 71,455 1,100,345
Qube Holdings Ltd. (2)(a) 152,202 429,033
REA Group Ltd. (2)(a) 2,612 413,633
Santos Ltd. (2)(a) 19,833 99,995
Suncorp Group Ltd. (2)(a) 45,282 645,343
Tabcorp Holdings Ltd. (2)(a) 29,182 13,722
Technology One Ltd. (2)(a) 16,713 450,510
Telstra Group Ltd. (2)(a) 187,684 598,453
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 3,610 99,800
Wesfarmers Ltd. (2)(a) 24,234 1,352,436
Westpac Banking Corp. (2)(a) 43,125 961,107
Worley Ltd. (2)(a) 61,842 532,524
Yancoal Australia Ltd. (2)(a) 101,302 384,925
20,235,815
Belgium - 0 .8%
Ageas SA/NV (2)(a) 18,617 1,259,394
KBC Group NV (2)(a) 656 67,706
Liberty Global Ltd., Class A *(a)(b) 41,658 416,997
Solvay SA (2)(a) 9,410 325,933
Umicore SA (2)(a) 26,367 389,117
2,459,147
Brazil - 0 .1%
Yara International ASA (2) 5,418 199,939
Canada - 8 .2%
AltaGas Ltd. (a) 23,558 683,861
ARC Resources Ltd. (a) 24,089 507,872
Atco Ltd., Class I (a) 6,836 254,916
Bank of Nova Scotia (The) (a) 25,161 1,391,316
Bombardier, Inc., Class B *(a) 1,510 131,556
Brookfield Renewable Corp. (a) 2,496 81,804
Canadian Imperial Bank of
Commerce (a) 17,351 1,231,613
INVESTMENTS SHARES VALUE ($)
Canada - 8.2% (continued)
Canadian Tire Corp. Ltd., Class
A (a) 6,937 944,410
Capital Power Corp. (a) 22,331 898,652
CCL Industries, Inc., Class B (a) 6,189 360,909
Celestica, Inc. *(a) 2,714 424,036
Cenovus Energy, Inc. (a) 34,523 469,771
CGI, Inc. (a) 5,301 556,707
Descartes Systems Group, Inc.
(The) *(a) 821 83,399
Emera, Inc. (a) 6,086 278,792
Empire Co. Ltd., Class A (a) 23,941 993,505
Fairfax Financial Holdings Ltd. (a) 1,051 1,897,088
Finning International, Inc. (a) 14,360 613,945
Fortis, Inc. (a) 6,138 293,073
George Weston Ltd. (a) 1,979 396,904
Hydro One Ltd. (a)(c) 7,893 284,420
iA Financial Corp., Inc. 7,232 792,851
IGM Financial, Inc. (a) 10,002 315,980
Imperial Oil Ltd. (a) 8,317 660,718
Kinross Gold Corp. (a) 53,177 830,994
Loblaw Cos. Ltd. (a) 1,903 314,779
Lundin Gold, Inc. (a) 5,547 292,880
Magna International, Inc. (a) 21,717 839,495
Manulife Financial Corp. (a) 65,292 2,087,619
MEG Energy Corp. (a) 20,441 386,229
Northland Power, Inc. (a) 18,455 289,615
Onex Corp. (a) 3,536 291,085
Open Text Corp. (a) 36,259 1,059,479
Parkland Corp. (a) 4,309 121,889
Quebecor, Inc., Class B (a) 8,458 257,451
Saputo, Inc. (a) 9,948 203,599
Stantec, Inc. (a) 3,864 420,436
Sun Life Financial, Inc. (a) 9,821 653,483
Suncor Energy, Inc. (a) 14,554 545,181
TFI International, Inc. (a) 3,445 309,247
TMX Group Ltd. (a) 7,350 311,542
Tourmaline Oil Corp. (a) 14,446 696,972
West Fraser Timber Co. Ltd. (a) 7,637 560,037
Whitecap Resources, Inc. (a) 89,864 603,823
25,623,933
China - 0 .6%
BOC Hong Kong Holdings Ltd. (2) 47,000 204,602
Wilmar International Ltd. (2) 18,800 42,437
Yangzijiang Shipbuilding Holdings
Ltd. (2) 888,200 1,549,998
1,797,037
Denmark - 2 .0%
AP Moller - Maersk A/S, Class B
(2)(a) 470 874,058
Carlsberg A/S, Class B (2)(a) 3,191 452,112
Danske Bank A/S (2)(a) 16,206 661,915
Genmab A/S (2)*(a) 2,489 516,887
ISS A/S (2)(a) 38,603 1,077,441
Jyske Bank A/S (Registered) (2)(a) 3,312 335,145
Pandora A/S (2)(a) 7,272 1,281,292
ROCKWOOL A/S, Class B (2)(a) 19,900 932,759

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.0% (continued)
Royal Unibrew A/S (a) 2,232 182,366
6,313,975
Finland - 1 .3%
Elisa OYJ (2)(a) 3,867 214,934
Fortum OYJ (2)(a) 35,383 663,495
Kesko OYJ, Class B (2)(a) 8,732 215,368
Kone OYJ, Class B (2)(a) 6,232 410,569
Metso OYJ (2)(a) 15,856 205,491
Nokia OYJ (2)(a) 295,746 1,534,516
Orion OYJ, Class B (2)(a) 4,528 340,657
Valmet OYJ (2)(a) 9,008 279,176
Wartsila OYJ Abp (2)(a) 12,834 303,323
4,167,529
France - 5 .3%
Amundi SA (2)(a)(c) 5,425 439,728
Arkema SA (2)(a) 2,357 174,049
BNP Paribas SA (2)(a) 13,945 1,250,890
Bouygues SA (2)(a) 26,855 1,214,510
Carrefour SA (2)(a) 69,148 975,418
Cie de Saint-Gobain SA (2)(a) 17,560 2,062,865
Credit Agricole SA (2)(a) 74,477 1,408,977
Dassault Aviation SA (2)(a) 1,318 466,008
Eiffage SA (2)(a) 12,059 1,694,450
Engie SA (2)(a) 25,164 591,425
Forvia SE (2)*(a) 5,489 55,921
Gaztransport Et Technigaz SA (2)
(a) 1,115 220,573
Ipsen SA (2)(a) 1,343 159,975
Orange SA (2)(a) 50,154 763,755
Rexel SA (2)(a) 32,613 1,005,872
Societe Generale SA (2)(a) 39,226 2,243,893
Sodexo SA (2)(a) 4,503 277,144
TotalEnergies SE (2)(a) 14,528 887,990
Veolia Environnement SA (2)(a) 7,483 267,157
Vinci SA (2)(a) 1,017 149,977
Vivendi SE (2)(a) 70,541 243,335
16,553,912
Germany - 6 .1%
Allianz SE (Registered) (2)(a) 3,444 1,397,691
Aroundtown SA (2)*(a) 120,229 442,300
Aurubis AG (2)(a) 7,351 765,532
Bechtle AG (2)(a) 20,094 943,280
Beiersdorf AG (2)(a) 1,129 141,913
Brenntag SE (2)(a) 1,661 110,041
Commerzbank AG (2)(a) 23,994 756,124
CTS Eventim AG & Co. KGaA (2)
(a) 1,220 151,708
Deutsche Bank AG (Registered)
(2)(a) 90,534 2,683,920
Deutsche Lufthansa AG
(Registered) (2)(a) 123,611 1,049,413
E.ON SE (2)(a) 51,810 954,632
Evonik Industries AG (2)(a) 45,043 930,525
Freenet AG (2)(a) 12,134 395,562
Fresenius Medical Care AG (2)(a) 4,782 274,751
GEA Group AG (2)(a) 3,595 252,010
Hannover Rueck SE (2)(a) 890 280,451
INVESTMENTS SHARES VALUE ($)
Germany - 6.1% (continued)
Heidelberg Materials AG (2)(a) 10,389 2,446,576
HUGO BOSS AG (2)(a) 11,629 538,852
KION Group AG (2)(a) 3,636 203,099
Knorr-Bremse AG (2)(a) 2,540 246,372
LANXESS AG (2)(a) 4,699 140,102
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,629,830
Talanx AG (2)(a) 5,196 673,618
thyssenkrupp AG (2)(a) 121,000 1,304,162
Zalando SE (2)*(a)(c) 11,174 368,712
19,081,176
Hong Kong - 0 .4%
Sun Hung Kai Properties Ltd. (2)(a) 34,000 391,784
Swire Pacific Ltd., Class A (2)(a) 5,500 47,147
WH Group Ltd. (2)(c) 912,000 878,978
Wharf Real Estate Investment Co.
Ltd. (2)(a) 17,000 48,256
1,366,165
Italy - 3 .5%
A2A SpA (2)(a) 266,860 718,792
Azimut Holding SpA (2) 16,957 544,005
Banca Monte dei Paschi di Siena
SpA (2)(a) 34,885 295,879
BPER Banca SpA (2)(a) 20,784 188,641
Buzzi SpA (2)(a) 15,008 832,345
Coca-Cola HBC AG (2)(a) 5,275 275,580
Generali (2)(a) 49,291 1,753,357
Hera SpA (2)(a) 136,947 661,509
Italgas SpA (2)(a) 51,049 433,034
Leonardo SpA (2)(a) 29,042 1,638,749
Pirelli & C SpA (2)(a)(c) 22,844 157,465
Poste Italiane SpA (2)(a)(c) 22,704 487,815
UniCredit SpA (2)(a) 19,859 1,332,209
Unipol Assicurazioni SpA (2)(a) 76,633 1,517,699
10,837,079
Japan - 20 .0%
ABC-Mart, Inc. (2)(a) 17,700 363,626
AGC, Inc. (2)(a) 6,500 190,682
Air Water, Inc. (2)(a) 7,400 110,427
Amada Co. Ltd. (2)(a) 39,900 435,429
ANA Holdings, Inc. (2)(a) 13,200 258,457
Asahi Group Holdings Ltd. (2)(a) 35,400 473,197
Asahi Kasei Corp. (2)(a) 54,300 386,549
Azbil Corp. (2)(a) 14,200 134,653
Bandai Namco Holdings, Inc. (2)(a) 21,300 763,375
Brother Industries Ltd. (2)(a) 23,200 400,209
Canon, Inc. (2)(a) 3,100 89,912
Capcom Co. Ltd. (2)(a) 2,600 88,794
Central Japan Railway Co. (2)(a) 50,100 1,119,965
Chubu Electric Power Co., Inc. (2)
(a) 62,500 773,402
CyberAgent, Inc. (2)(a) 36,900 421,601
Dai Nippon Printing Co. Ltd. (2)(a) 26,200 397,712
Dai-ichi Life Holdings, Inc. (2)(a) 90,000 684,235
Daito Trust Construction Co. Ltd.
(2)(a) 4,900 533,700

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
Daiwa House Industry Co. Ltd. (2)
(a) 12,200 419,226
Ebara Corp. (2)(a) 27,100 519,715
ENEOS Holdings, Inc. (2)(a) 19,000 94,180
Fuji Electric Co. Ltd. (2)(a) 8,200 377,626
Fujikura Ltd. (2)(a) 6,800 357,717
Fujitsu Ltd. (2)(a) 19,600 475,484
Fukuoka Financial Group, Inc. (2)
(a) 3,700 98,852
Hakuhodo DY Holdings, Inc. (2)(a) 28,800 238,563
Haseko Corp. (2)(a) 17,100 256,842
Hikari Tsushin, Inc. (2)(a) 900 265,740
Hirose Electric Co. Ltd. (2)(a) 4,100 494,862
Hitachi Construction Machinery
Co. Ltd. (2)(a) 10,700 318,852
Honda Motor Co. Ltd. (2)(a) 7,100 68,464
Hoya Corp. (2)(a) 3,400 403,791
Idemitsu Kosan Co. Ltd. (2)(a) 66,000 400,249
Iida Group Holdings Co. Ltd. (2)(a) 16,900 238,058
Inpex Corp. (2)(a) 75,200 1,055,595
Isuzu Motors Ltd. (2)(a) 8,700 110,211
ITOCHU Corp. (2)(a) 16,600 869,259
Japan Post Bank Co. Ltd. (2)(a) 85,200 918,501
Japan Post Holdings Co. Ltd. (2)(a) 15,100 139,859
Japan Post Insurance Co. Ltd. (2) 26,600 602,231
Japan Tobacco, Inc. (2)(a) 27,700 816,026
Kajima Corp. (2)(a) 17,100 445,997
Kansai Electric Power Co., Inc.
(The) (2)(a) 8,400 99,623
Kao Corp. (2)(a) 7,600 340,523
Kawasaki Kisen Kaisha Ltd. (2)(a) 26,000 368,214
Kinden Corp. (2)(a) 27,800 816,722
Kirin Holdings Co. Ltd. (2)(a) 9,300 130,327
Koito Manufacturing Co. Ltd. (2)(a) 9,000 107,577
Komatsu Ltd. (2)(a) 10,600 349,732
Konami Group Corp. (2)(a) 5,100 806,319
Kuraray Co. Ltd. (2)(a) 21,600 274,672
Kyocera Corp. (2)(a) 25,100 301,460
Kyushu Electric Power Co., Inc.
(2)(a) 9,800 87,620
Makita Corp. (2)(a) 15,400 474,289
Marubeni Corp. (2)(a) 34,500 695,460
Mazda Motor Corp. (2)(a) 64,400 387,379
McDonald's Holdings Co. Japan
Ltd. (2)(a) 5,400 223,355
Medipal Holdings Corp. (2)(a) 22,900 371,391
MEIJI Holdings Co. Ltd. (2)(a) 4,000 88,455
MINEBEA MITSUMI, Inc. (2)(a) 14,700 214,969
MISUMI Group, Inc. (2)(a) 38,400 512,966
Mitsubishi Chemical Group Corp.
(2)(a) 54,200 284,877
Mitsubishi Corp. (2)(a) 18,300 365,668
Mitsubishi Electric Corp. (2)(a) 54,600 1,174,390
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 7,000 107,482
Mitsubishi HC Capital, Inc. (2)(a) 82,100 604,480
Mitsubishi Motors Corp. (2)(a) 105,900 299,428
Mitsui & Co. Ltd. (2)(a) 17,300 352,574
Mitsui Chemicals, Inc. (2)(a) 10,400 240,455
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
MS&AD Insurance Group
Holdings, Inc. (2)(a) 33,500 748,913
Murata Manufacturing Co. Ltd. (2)
(a) 35,300 521,758
Nexon Co. Ltd. (2)(a) 5,100 102,722
NGK Insulators Ltd. (2)(a) 40,200 504,574
NH Foods Ltd. (2)(a) 4,000 138,524
Nintendo Co. Ltd. (2)(a) 3,900 374,516
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 14,800 296,894
Nippon Steel Corp. (2)(a) 48,500 917,229
Nippon Yusen KK (2)(a) 18,800 676,329
Nisshin Seifun Group, Inc. (2)(a) 14,300 170,943
Nitto Denko Corp. (2)(a) 44,100 851,636
Nomura Holdings, Inc. (2)(a) 109,900 724,208
Nomura Real Estate Holdings, Inc.
(2)(a) 27,300 159,902
Obayashi Corp. (2)(a) 21,800 330,310
Oji Holdings Corp. (2)(a) 159,800 804,462
Ono Pharmaceutical Co. Ltd. (2)(a) 12,500 135,472
Open House Group Co. Ltd. (2)(a) 6,000 271,333
Osaka Gas Co. Ltd. (2)(a) 28,200 723,328
Otsuka Corp. (2)(a) 23,600 480,765
Otsuka Holdings Co. Ltd. (2)(a) 16,400 813,101
Panasonic Holdings Corp. (2)(a) 139,700 1,494,695
Persol Holdings Co. Ltd. (2) 179,200 349,744
Recruit Holdings Co. Ltd. (2)(a) 12,400 729,202
Ricoh Co. Ltd. (2)(a) 26,600 251,035
Rinnai Corp. (2)(a) 5,700 141,363
Ryohin Keikaku Co. Ltd. (2)(a) 18,500 887,237
Santen Pharmaceutical Co. Ltd.
(2)(a) 24,800 284,591
Sanwa Holdings Corp. (2)(a) 9,000 298,491
SCREEN Holdings Co. Ltd. (2)(a) 5,200 422,819
SCSK
Corp. (2)(a) 3,400 102,434
Secom Co. Ltd. (2)(a) 2,800 100,590
Sega Sammy Holdings, Inc. (2)(a) 10,500 251,329
Seiko Epson Corp. (2)(a) 22,500 295,709
Sekisui Chemical Co. Ltd. (2)(a) 35,700 646,551
Shimamura Co. Ltd. (2)(a) 15,600 1,094,591
Shin-Etsu Chemical Co. Ltd. (2)(a) 7,000 231,154
Shionogi & Co. Ltd. (2)(a) 37,900 682,286
Skylark Holdings Co. Ltd. (2)(a) 20,900 437,574
Sohgo Security Services Co. Ltd.
(2)(a) 43,900 307,362
Sojitz Corp. (2)(a) 26,320 646,776
Sompo Holdings, Inc. (2)(a) 35,600 1,072,799
Square Enix Holdings Co. Ltd. (2)
(a) 22,100 1,653,064
Subaru Corp. (2)(a) 59,100 1,024,581
Sugi Holdings Co. Ltd. (2)(a) 6,500 148,591
Sumitomo Corp. (2)(a) 23,500 606,458
Sumitomo Heavy Industries Ltd.
(2)(a) 14,700 301,360
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 18,700 497,372
Suntory Beverage & Food Ltd. (2)
(a) 21,900 700,350
T&D Holdings, Inc. (2)(a) 10,300 226,086
TBS Holdings, Inc. (2)(a) 14,500 508,379

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
TDK Corp. (2)(a) 34,900 407,372
TIS, Inc. (2)(a) 4,400 147,443
Toei Animation Co. Ltd. (2)(a) 9,400 214,348
Toho Co. Ltd. (2)(a) 4,100 241,883
Tohoku Electric Power Co., Inc.
(2)(a) 56,000 408,874
Tokyo Century Corp. (2) 9,500 106,953
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 240,600 800,891
Tokyo Gas Co. Ltd. (2)(a) 16,500 548,825
Tokyu Fudosan Holdings Corp. (2)
(a) 48,500 346,592
TOPPAN Holdings, Inc. (2)(a) 36,300 986,163
Toray Industries, Inc. (2)(a) 57,700 394,971
Tosoh Corp. (2)(a) 25,700 376,086
Toyo Suisan Kaisha Ltd. (2)(a) 10,000 664,671
Toyota Tsusho Corp. (2)(a) 53,800 1,218,637
Tsuruha Holdings, Inc. (2)(a) 1,100 85,863
Yamazaki Baking Co. Ltd. (2)(a) 9,700 217,135
Yokogawa Electric Corp. (2)(a) 18,300 488,864
Zensho Holdings Co. Ltd. (2)(a) 5,800 351,053
ZOZO, Inc. (2)(a) 39,300 424,625
62,264,973
Luxembourg - 0 .2%
ArcelorMittal SA (2) 15,941 506,195
Netherlands - 1 .9%
Aalberts NV (2)(a) 12,587 457,151
ABN AMRO Bank NV, CVA (2)(a)
(c) 45,140 1,232,590
ASR Nederland NV (2)(a) 4,019 267,045
EXOR NV (2)(a) 572 57,742
JDE Peet's NV (2)(a) 5,329 152,221
Koninklijke Ahold Delhaize NV (2)
(a) 45,748 1,910,732
Koninklijke KPN NV (2)(a) 61,723 301,097
NN Group NV (2)(a) 18,246 1,214,072
Randstad NV (2)(a) 7,868 363,666
5,956,316
Nigeria - 0 .0% †
Airtel Africa plc (2)(c) 23,956 59,326
Norway - 0 .7%
Equinor ASA (2)(a) 13,579 342,925
Kongsberg Gruppen ASA (a) 29,670 1,150,516
Norsk Hydro ASA (2)(a) 79,576 455,684
Orkla ASA (2)(a) 10,285 112,019
Telenor ASA (2)(a) 7,787 121,261
2,182,405
Singapore - 0 .6%
Genting Singapore Ltd. (2) 1,644,000 924,650
Oversea-Chinese Banking Corp.
Ltd. (2) 41,200 528,321
Singapore Airlines Ltd. (2) 72,000 394,902
STMicroelectronics NV (2) 5,660 173,547
2,021,420
INVESTMENTS SHARES VALUE ($)
Spain - 2 .3%
Acciona SA (2)(a) 3,079 555,342
Acerinox SA (2)(a) 37,174 474,619
ACS Actividades de Construccion
y Servicios SA (2)(a) 6,102 424,135
Aena SME SA (2)(a)(c) 9,700 258,930
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 1,558,012
Banco Santander SA (2)(a) 242,187 2,005,522
CaixaBank SA (2)(a) 12,381 107,279
Enagas SA (2)(a) 4,046 68,124
Mapfre SA (2)(a) 152,826 626,006
Repsol SA (2)(a) 77,252 1,129,918
7,207,887
Sweden - 3 .0%
AAK AB (2)(a) 5,146 135,210
Asmodee Group AB, Class B
(2)*(a) 9,966 132,363
Axfood AB (2)(a) 1,681 49,696
Boliden AB (2)*(a) 10,893 340,400
Elekta AB, Class B (2)(a) 33,948 175,127
Embracer Group AB (2)*(a) 56,971 650,280
Essity AB, Class B (2)(a) 27,472 760,669
Evolution AB (2)(a)(c) 3,286 260,984
Getinge AB, Class B (2)(a) 23,624 474,624
H & M Hennes & Mauritz AB, Class
B (2)(a) 15,947 224,600
Sandvik AB (2)(a) 21,741 499,225
Securitas AB, Class B (2)(a) 49,748 744,844
Skanska AB, Class B (2)(a) 19,351 450,774
SKF AB, Class B (2)(a) 48,127 1,105,492
SSAB AB, Class B (2)(a) 128,594 761,174
Swedbank AB, Class A (2)(a) 7,234 191,602
Swedish Orphan Biovitrum AB
(2)*(a) 2,548 77,549
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 145,258 1,241,277
Telia Co. AB (2)(a) 46,533 167,371
Trelleborg AB, Class B (2)(a) 11,511 428,797
Volvo AB, Class B (2)(a) 17,849 502,228
Volvo Car AB, Class B (2)*(a) 32,574 59,676
9,433,962
Switzerland - 3 .0%
Adecco Group AG (Registered)
(2)(a) 27,410 816,762
BKW AG (2)(a) 2,328 510,413
Flughafen Zurich AG (Registered)
(2)(a) 2,734 779,530
Geberit AG (Registered) (2)(a) 1,161 914,339
Georg Fischer AG (Registered)
(2)(a) 1,445 118,266
Helvetia Holding AG (Registered)
(2)(a) 301 70,668
Logitech International SA
(Registered) (2)(a) 2,475 224,444
PSP Swiss Property AG
(Registered) (2)(a) 1,508 278,399
Schindler Holding AG (2)(a) 2,165 806,181
SGS SA (Registered) (2)(a) 7,282 739,383

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.0% (continued)
Sonova Holding AG (Registered)
(2)(a) 1,555 463,741
Swiss Life Holding AG (Registered)
(2)(a) 774 783,570
Swiss Prime Site AG (Registered)
(2)(a) 4,405 661,297
Swisscom AG (Registered) (2)(a) 1,333 946,547
TE Connectivity plc (a) 3,749 632,344
Tecan Group AG (Registered) (2)
(a) 1,308 267,678
Zurich Insurance Group AG (2)(a) 575 402,341
9,415,903
United Kingdom - 6 .1%
Aberdeen Group plc (2) 106,712 274,758
Associated British Foods plc (2)(a) 8,405 237,478
Aviva plc (2)(a) 45,027 382,808
B&M European Value Retail SA
(2)(a) 21,655 80,652
BAE Systems plc (2)(a) 35,160 912,503
Barclays plc (2)(a) 444,147 2,052,302
Barratt Redrow plc (2)(a) 19,422 121,620
Beazley plc (2) 21,568 276,934
BT Group plc (2)(a) 405,287 1,079,167
Centrica plc (2)(a) 362,646 804,629
CK Hutchison Holdings Ltd. (2)(a) 19,500 120,075
DCC plc (2)(a) 12,840 833,324
easyJet plc (2)(a) 70,980 519,454
Howden Joinery Group plc (2)(a) 13,817 162,481
HSBC Holdings plc (2)(a) 29,580 357,805
Imperial Brands plc (2)(a) 19,030 751,878
InterContinental Hotels Group plc
(2)(a) 1,942 222,039
Investec plc 17,873 133,707
J Sainsbury plc (2)(a) 14,395 57,290
JD Sports Fashion plc (2) 271,527 331,120
Johnson Matthey plc (2)(a) 290 6,915
Just Eat Takeaway.com NV (2)*(a)
(c) 23,717 543,027
Kingfisher plc (2)(a) 278,960 1,114,054
Lloyds Banking Group plc (2) 452,105 475,397
Man Group plc (2) 93,486 217,176
Marks & Spencer Group plc (2)(a) 201,395 980,194
NatWest Group plc (2)(a) 154,602 1,085,763
Pearson plc (2)(a) 15,578 229,480
Rolls-Royce Holdings plc (2)(a) 118,810 1,574,547
Schroders plc (2)(a) 29,770 148,050
Standard Chartered plc (2)(a) 106,101 1,755,817
Subsea 7 SA (2)(a) 8,161 153,196
Tesco plc (2)(a) 48,583 267,864
Travis Perkins plc (2)(a) 26,143 217,962
Vodafone Group plc (2) 687,609 736,052
19,217,518
United States - 89 .4%
3M Co. (a) 7,900 1,202,696
A O Smith Corp. (a)(b) 5,447 357,160
Abbott Laboratories (a) 5,765 784,098
AbbVie, Inc. (a) 4,255 789,813
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Abercrombie & Fitch Co., Class
A *(a) 4,400 364,540
Acuity, Inc. (a) 3,934 1,173,670
Adobe, Inc. *(a) 3,445 1,332,802
ADT, Inc. (a) 89,376 757,015
Agilent Technologies, Inc. (a) 3,226 380,700
Airbnb, Inc., Class A *(a) 3,373 446,383
Akamai Technologies, Inc. *(a)(b) 4,755 379,259
Albertsons Cos., Inc., Class A (a)
(b) 32,368 696,236
Alcon AG (2)(a) 540 47,889
Align Technology, Inc. *(a) 2,738 518,386
ALLETE, Inc. (a) 6,698 429,141
Allison Transmission Holdings, Inc.
(a)(b) 10,858 1,031,401
Allstate Corp. (The) (a) 3,464 697,338
Alphabet, Inc., Class A (a)(b) 8,140 1,434,512
Altria Group, Inc. (a)(b) 40,764 2,389,992
Amdocs Ltd. (a) 7,230 659,665
Ameren Corp. (a)(b) 1,023 98,249
American Airlines Group, Inc. *(a)
(b) 5,443 61,070
American Electric Power Co., Inc.
(a)(b) 7,794 808,705
Ameriprise Financial, Inc. (a)(b) 2,560 1,366,349
Amgen, Inc. (a)(b) 783 218,621
Amkor Technology, Inc. (a) 56,524 1,186,439
Amrize Ltd. *(a) 13,336 665,245
Angi, Inc. * 6,949 106,042
Applied Materials, Inc. (a) 2,417 442,480
Aramark (a)(b) 18,572 777,610
Archer-Daniels-Midland Co. (a) 3,753 198,083
Arista Networks, Inc. *(a) 10,203 1,043,869
Arrow Electronics, Inc. *(a) 8,923 1,137,058
ASGN, Inc. *(a)(b) 6,215 310,315
Associated Banc-Corp. (a) 9,558 233,120
Assurant, Inc. (a)(b) 1,955 386,093
Assured Guaranty Ltd. 1,012 88,145
AT&T, Inc. (a) 69,164 2,001,605
ATI, Inc. *(a)(b) 621 53,617
Atlassian Corp., Class A *(a) 1,633 331,646
AutoNation, Inc. *(a) 3,231 641,838
Avantor, Inc. *(a)(b) 53,790 724,013
Avient Corp. (a)(b) 12,855 415,345
Avnet, Inc. (a)(b) 24,182 1,283,581
Axalta Coating Systems Ltd. *(a) 7,121 211,422
Axis Capital Holdings Ltd. (a) 6,523 677,218
Bank of New York Mellon Corp.
(The) (a)(b) 15,623 1,423,412
Bank OZK (a) 13,444 632,675
Bath & Body Works, Inc. (a)(b) 10,002 299,660
Belden, Inc. (a)(b) 1,302 150,772
Best Buy Co., Inc. (a) 14,606 980,501
Biogen, Inc. *(a) 9,025 1,133,450
Black Hills Corp. (a) 8,839 495,868
BOK Financial Corp. (a) 3,008 293,671
Booking Holdings, Inc. (a) 356 2,060,968
Booz Allen Hamilton Holding Corp.,
Class A (a) 1,062 110,586
BorgWarner, Inc. (a) 17,126 573,378

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Boston Beer Co., Inc. (The), Class
A *(a)(b) 2,047 390,588
Brighthouse Financial, Inc. * 1,888 101,518
Bristol-Myers Squibb Co. (a) 19,510 903,118
Broadcom, Inc. (a) 497 136,998
Builders FirstSource, Inc. *(a)(b) 3,032 353,804
Bunge Global SA (a) 6,127 491,876
BWX Technologies, Inc. (a)(b) 2,967 427,426
Cabot Corp. (a)(b) 6,145 460,875
CACI International, Inc., Class A
*(a) 1,159 552,495
Cadence Bank (a)(b) 8,223 262,972
Cadence Design Systems, Inc.
*(a)(b) 1,531 471,778
Capital One Financial Corp. (a) 5,047 1,073,800
Cardinal Health, Inc. (a) 9,041 1,518,887
Carlisle Cos., Inc. (a)(b) 900 336,060
Carnival Corp. *(a) 18,696 525,732
Carter's, Inc. (a) 8,831 266,078
Casey's General Stores, Inc. (a) 802 409,237
CBRE Group, Inc., Class A *(a) 6,080 851,930
Cencora, Inc. (a) 3,862 1,158,021
Centene Corp. *(a) 4,505 244,531
CF Industries Holdings, Inc. (a)(b) 1,453 133,676
Charter Communications, Inc.,
Class A *(a)(b) 856 349,941
Chemed Corp. (a) 257 125,141
Chevron Corp. (a)(b) 2,008 287,526
Chubb Ltd. (a) 1,510 437,477
Ciena Corp. *(a) 8,175 664,873
Cigna Group (The) (a) 3,339 1,103,807
Cincinnati Financial Corp. (a) 2,854 425,018
Cintas Corp. (a) 3,636 810,355
Cirrus Logic, Inc. *(a) 10,053 1,048,076
Cisco Systems, Inc. (a) 7,326 508,278
Citigroup, Inc. (a) 5,854 498,292
Citizens Financial Group, Inc. (a) 9,653 431,972
Civitas Resources, Inc. (a) 6,319 173,899
Clean Harbors, Inc. *(a) 1,985 458,892
CMS Energy Corp. (a)(b) 2,560 177,357
CNA Financial Corp. (a) 7,878 366,563
CNO Financial Group, Inc. 20,004 771,754
Coca-Cola Consolidated, Inc. (a) 6,840 763,686
Cognizant Technology Solutions
Corp., Class A (a)(b) 10,920 852,088
Colgate-Palmolive Co. (a) 8,948 813,373
Columbia Sportswear Co. (a)(b) 4,278 261,300
Comcast Corp., Class A (a) 39,874 1,423,103
Commercial Metals Co. (a) 16,282 796,353
Commvault Systems, Inc. *(a) 4,449 775,594
Concentrix Corp. (a) 9,837 519,935
Consolidated Edison, Inc. (a)(b) 4,409 442,443
Copart, Inc. *(a)(b) 11,798 578,928
Corebridge Financial, Inc. (a) 21,356 758,138
Corpay, Inc. *(a) 1,191 395,198
Costco Wholesale Corp. (a)(b) 854 845,409
Coterra Energy, Inc. (a)(b) 2,562 65,024
Crane NXT Co. (a)(b) 3,416 184,122
Cummins, Inc. (a) 1,725 564,938
Curtiss-Wright Corp. (a) 2,401 1,173,009
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
CVS Health Corp. (a) 5,651 389,806
Darden Restaurants, Inc. (a) 2,610 568,902
Deckers Outdoor Corp. *(a)(b) 2,524 260,149
DENTSPLY SIRONA, Inc. (a) 32,378 514,163
Devon Energy Corp. (a) 2,213 70,396
Dick's Sporting Goods, Inc. (a)(b) 2,674 528,944
Dillard's, Inc., Class A (a) 669 279,528
Docusign, Inc., Class A *(a)(b) 8,316 647,733
Dolby Laboratories, Inc., Class A
(a) 7,198 534,523
Domino's Pizza, Inc. (a)(b) 978 440,687
Donaldson Co., Inc. (a) 7,772 538,988
DoorDash, Inc., Class A *(a) 2,342 577,326
Dover Corp. (a) 2,090 382,951
Doximity, Inc., Class A *(a)(b) 20,203 1,239,252
Dropbox, Inc., Class A *(a) 46,560 1,331,616
DT Midstream, Inc. (a)(b) 2,125 233,559
DTE Energy Co. (a) 1,740 230,480
Duolingo, Inc., Class A *(a) 1,008 413,300
DXC Technology Co. *(a) 49,411 755,494
Dynatrace, Inc. *(a) 1,584 87,453
Eagle Materials, Inc. (a)(b) 2,728 551,356
East West Bancorp, Inc. (a) 885 89,367
Eastman Chemical Co. (a)(b) 8,690 648,795
eBay, Inc. (a)(b) 13,312 991,212
Edison International (a) 21,698 1,119,617
Electronic Arts, Inc. (a) 6,808 1,087,238
Element Solutions, Inc. (a)(b) 21,405 484,823
Elevance Health, Inc. (a)(b) 680 264,493
EMCOR Group, Inc. (a) 2,822 1,509,459
Emerson Electric Co. (a)(b) 2,838 378,391
Encompass Health Corp. (a) 1,101 135,016
EnerSys (a)(b) 3,659 313,832
Entergy Corp. (a) 12,126 1,007,913
Envista Holdings Corp. *(a)(b) 19,840 387,674
EOG Resources, Inc. (a) 8,305 993,361
Equitable Holdings, Inc. (a)(b) 14,065 789,047
Esab Corp. (a) 1,276 153,822
Etsy, Inc. *(a)(b) 15,504 777,681
Euronet Worldwide, Inc. * 7,194 729,328
Evercore, Inc., Class A (a) 3,975 1,073,330
Everest Group Ltd. (a) 2,319 788,112
Evergy, Inc. (a) 6,549 451,423
Exelixis, Inc. *(a)(b) 25,159 1,108,883
Exelon Corp. (a)(b) 12,749 553,562
Expedia Group, Inc. (a)(b) 7,388 1,246,208
F5, Inc. *(a)(b) 3,630 1,068,382
Fair Isaac Corp. *(a) 541 988,926
Fastenal Co. (a)(b) 8,448 354,816
Federated Hermes, Inc., Class B
(a)(b) 27,505 1,219,022
Fidelity National Financial, Inc. (a) 9,364 524,946
Fidelity National Information
Services, Inc. (a) 10,229 832,743
First Horizon Corp. (a) 7,167 151,940
FirstCash Holdings, Inc. (a) 3,236 437,313
Fiserv, Inc. *(a)(b) 2,817 485,679
Flex Ltd. *(a)(b) 8,017 400,209
Flowers Foods, Inc. (a)(b) 28,459 454,775
Flowserve Corp. (a) 6,819 356,975

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Fluor Corp. *(a) 30,076 1,541,996
FNB Corp. (a) 39,426 574,831
Fortinet, Inc. *(a) 3,872 409,348
Fortune Brands Innovations, Inc.
(a) 10,112 520,566
Fox Corp., Class A (a)(b) 10,692 599,180
Franklin Resources, Inc. (a)(b) 5,330 127,121
Gap, Inc. (The) (a) 22,012 480,082
Garmin Ltd. (a) 405 84,532
Gartner, Inc. *(a) 1,375 555,803
Gates Industrial Corp. plc *(a) 27,383 630,630
GE Aerospace (a) 6,401 1,647,552
GE HealthCare Technologies, Inc.
(a) 6,842 506,787
Gen Digital, Inc. (a)(b) 13,984 411,130
General Dynamics Corp. (a) 5,148 1,501,465
General Motors Co. (a) 19,477 958,463
Genpact Ltd. (a) 8,903 391,821
Gilead Sciences, Inc. (a) 8,706 965,234
Globe Life, Inc. (a) 1,465 182,085
Globus Medical, Inc., Class A *(a)
(b) 4,514 266,416
GoDaddy, Inc., Class A *(a) 1,388 249,923
Graco, Inc. (a) 6,907 593,795
Graham Holdings Co., Class B (a) 1,046 989,694
GRAIL, Inc. *(a)(b) 19,800 1,018,116
Grand Canyon Education, Inc. *(a) 5,537 1,046,493
Greif, Inc., Class A (a) 4,826 313,642
GSK plc (2)(a) 11,907 227,024
H&R Block, Inc. (a) 22,016 1,208,458
Halozyme Therapeutics, Inc. *(a) 4,655 242,153
Hanover Insurance Group, Inc.
(The) 2,253 382,717
Hartford Insurance Group, Inc.
(The) (a) 11,348 1,439,721
Henry Schein, Inc. *(a)(b) 3,404 248,662
Hewlett Packard Enterprise Co. (a) 23,960 489,982
Hexcel Corp. (a)(b) 6,534 369,106
HF Sinclair Corp. (a) 5,067 208,152
Hims & Hers Health, Inc. *(a)(b) 3,193 159,171
Holcim AG (2)(a) 13,336 990,320
Hologic, Inc. *(a) 8,422 548,778
Houlihan Lokey, Inc., Class A (a)(b) 1,594 286,840
Howmet Aerospace, Inc. (a) 8,256 1,536,688
HP, Inc. (a) 16,530 404,324
Hubbell, Inc., Class B (a) 710 289,971
HubSpot, Inc. *(a) 365 203,170
Humana, Inc. (a) 1,833 448,132
Huntington Bancshares, Inc. (a) 18,651 312,591
Huntington Ingalls Industries, Inc.
(a) 1,689 407,826
IAC, Inc. *(a)(b) 3,745 139,838
IDEXX Laboratories, Inc. *(a)(b) 788 422,636
Incyte Corp. *(a) 17,956 1,222,804
Ingredion, Inc. (a) 5,465 741,163
Insperity, Inc. (a)(b) 3,347 201,222
International Bancshares Corp. (a) 7,300 485,888
Intuit, Inc. (a) 999 786,842
Invesco Ltd. (a) 53,304 840,604
IQVIA Holdings, Inc. *(a) 3,902 614,916
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
ITT, Inc. (a) 3,107 487,271
Jabil, Inc. (a) 6,795 1,481,990
Jack Henry & Associates, Inc. (a)
(b) 398 71,708
Janus Henderson Group plc 22,479 873,084
Jazz Pharmaceuticals plc *(a) 8,762 929,823
JB Hunt Transport Services, Inc.
(a) 4,660 669,176
Jefferies Financial Group, Inc. (a)
(b) 6,481 354,446
Johnson & Johnson (a) 8,957 1,368,182
Jones Lang LaSalle, Inc. *(a)(b) 4,799 1,227,488
KB Home (a) 8,288 439,015
KBR, Inc. (a) 1,022 48,995
Kimberly-Clark Corp. (a)(b) 6,212 800,851
Kirby Corp. *(a) 1,980 224,552
KLA Corp. (a)(b) 570 510,572
Kohl's Corp. (a)(b) 35,702 302,753
Kraft Heinz Co. (The) (a)(b) 38,353 990,274
Kroger Co. (The) (a)(b) 11,712 840,102
Kyndryl Holdings, Inc. *(a)(b) 13,925 584,293
L3Harris Technologies, Inc. (a)(b) 4,297 1,077,859
Lam Research Corp. (a) 5,824 566,908
Landstar System, Inc. (a)(b) 6,285 873,741
Lear Corp. (a)(b) 4,240 402,715
Leidos Holdings, Inc. (a) 5,380 848,749
Lennar Corp., Class A (a) 7,781 860,656
Lennox International, Inc. (a) 343 196,621
Lincoln Electric Holdings, Inc. (a) 1,116 231,369
Lincoln National Corp. 2,559 88,541
Lithia Motors, Inc., Class A (a) 1,126 380,385
Lockheed Martin Corp. (a) 2,188 1,013,350
Loews Corp. (a) 8,216 753,079
Louisiana-Pacific Corp. (a) 1,111 95,535
LyondellBasell Industries NV, Class
A (a)(b) 6,244 361,278
M&T Bank Corp. (a)(b) 3,464 671,981
MACOM Technology Solutions
Holdings, Inc. *(a) 711 101,879
Macy's, Inc. (a)(b) 69,852 814,474
Manhattan Associates, Inc. *(a) 2,839 560,617
ManpowerGroup, Inc. (a) 9,107 367,923
Markel Group, Inc. *(a)(b) 197 393,480
Masco Corp. (a) 9,373 603,246
Mastercard, Inc., Class A (a) 1,681 944,621
Matador Resources Co. (a) 1,649 78,690
Match Group, Inc. (a) 17,034 526,180
Mattel, Inc. *(a) 54,407 1,072,906
Maximus, Inc. (a) 6,545 459,459
McDonald's Corp. (a)(b) 1,353 395,306
McKesson Corp. (a)(b) 1,977 1,448,706
MDU Resources Group, Inc. (a)(b) 2,646 44,109
Medpace Holdings, Inc. *(a)(b) 2,992 939,069
Medtronic plc (a) 14,140 1,232,584
Merck & Co., Inc. (a) 10,133 802,128
Meta Platforms, Inc., Class A (a) 2,162 1,595,750
MetLife, Inc. (a) 2,969 238,767
Mettler-Toledo International, Inc.
*(a)(b) 499 586,185
MGIC Investment Corp. (a) 7,297 203,148

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Micron Technology, Inc. (a) 3,033 373,817
Microsoft Corp. (a) 2,222 1,105,245
Middleby Corp. (The) *(a)(b) 2,496 359,424
MKS, Inc. (a)(b) 3,509 348,654
Mohawk Industries, Inc. *(a) 5,716 599,265
Molina Healthcare, Inc. *(a)(b) 693 206,445
Molson Coors Beverage Co., Class
B (a)(b) 24,310 1,169,068
Monolithic Power Systems, Inc. (a) 136 99,468
Monster Beverage Corp. *(a) 13,134 822,714
MSC Industrial Direct Co., Inc.,
Class A (a) 6,605 561,557
Mueller Industries, Inc. (a) 7,328 582,356
Murphy Oil Corp. (a)(b) 10,101 227,273
Murphy USA, Inc. (a) 2,525 1,027,170
Natera, Inc. *(a)(b) 1,197 202,221
National Fuel Gas Co. (a) 8,827 747,735
NetApp, Inc. (a) 2,809 299,299
Netflix, Inc. *(a) 127 170,070
Neurocrine Biosciences, Inc. *(a) 1,284 161,386
New Fortress Energy, Inc. *(a)(b) 121,044 401,866
New York Times Co. (The), Class
A (a) 11,088 620,706
NewMarket Corp. (a)(b) 139 96,030
News Corp., Class A (a) 9,809 291,523
Nexstar Media Group, Inc., Class
A (a)(b) 3,927 679,175
NEXTracker, Inc., Class A *(a)(b) 1,520 82,642
NiSource, Inc. (a) 10,591 427,241
Northern Trust Corp. (a) 6,435 815,894
Northwestern Energy Group, Inc.
(a) 8,328 427,226
NOV, Inc. (a) 31,798 395,249
Novartis AG (Registered) (2)(a) 12,340 1,497,794
NRG Energy, Inc. (a)(b) 3,746 601,533
Nutanix, Inc., Class A *(a)(b) 6,989 534,239
OGE Energy Corp. (a) 3,403 151,025
Old National Bancorp (a)(b) 11,062 236,063
Old Republic International Corp.
(a) 20,023 769,684
Omnicom Group, Inc. (a)(b) 4,404 316,824
OneMain Holdings, Inc. (a)(b) 2,995 170,715
O'Reilly Automotive, Inc. *(a)(b) 3,180 286,613
Organon & Co. (a) 7,477 72,377
Oshkosh Corp. (a) 9,338 1,060,237
Ovintiv, Inc. (a) 5,966 227,006
Owens Corning (a) 4,882 671,373
PACCAR, Inc. (a) 4,531 430,717
Packaging Corp. of America (a) 1,964 370,116
Paychex, Inc. (a)(b) 1,490 216,735
PayPal Holdings, Inc. *(a)(b) 12,419 922,980
Pegasystems, Inc. (a) 5,160 279,311
Penske Automotive Group, Inc. (a) 3,313 569,207
Pentair plc (a) 3,645 374,196
Performance Food Group Co. *(a) 2,903 253,925
Philip Morris International, Inc. (a) 7,243 1,319,168
Phillips 66 (a)(b) 2,492 297,296
Pilgrim's Pride Corp. (a)(b) 14,445 649,736
Pinnacle Financial Partners, Inc.
(a) 1,039 114,716
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Pinnacle West Capital Corp. (a) 5,910 528,768
Playtika Holding Corp. 11,005 52,054
PNC Financial Services Group,
Inc. (The) (a) 2,759 514,333
Popular, Inc. 8,746 963,897
Portland General Electric Co. (a) 11,038 448,474
Post Holdings, Inc. *(a)(b) 1,552 169,215
PPG Industries, Inc. (a) 5,468 621,985
Premier, Inc., Class A (a)(b) 9,687 212,436
Prosperity Bancshares, Inc. (a) 3,058 214,794
PulteGroup, Inc. (a)(b) 7,800 822,588
PVH Corp. (a) 6,990 479,514
Qorvo, Inc. *(a)(b) 6,520 553,613
QUALCOMM, Inc. (a)(b) 5,261 837,867
Qualys, Inc. *(a) 5,750 821,503
Ralph Lauren Corp., Class A (a) 2,706 742,202
Rambus, Inc. *(a)(b) 4,724 302,430
Raymond James Financial, Inc. (a) 4,389 673,141
Regal Rexnord Corp. (a) 1,692 245,272
Regeneron Pharmaceuticals, Inc.
(a) 1,091 572,775
Regions Financial Corp. (a)(b) 28,809 677,588
Reinsurance Group of America,
Inc. (a) 5,016 994,974
Reliance, Inc. (a)(b) 2,329 731,073
RenaissanceRe Holdings Ltd. (a)
(b) 314 76,271
ResMed, Inc. (a)(b) 1,593 410,994
RingCentral, Inc., Class A *(a) 32,603 924,295
Robert Half, Inc. (a) 11,320 464,686
ROBLOX Corp., Class A *(a) 5,689 598,483
Roche Holding AG (2)(a) 3,149 1,027,896
Roper Technologies, Inc. (a) 734 416,061
Royal Gold, Inc. (a) 4,912 873,550
Royalty Pharma plc, Class A (a)(b) 10,479 377,558
RPM International, Inc. (a)(b) 1,421 156,083
RTX Corp. (a)(b) 3,435 501,579
Ryder System, Inc. (a) 4,677 743,643
Salesforce, Inc. (a) 1,600 436,304
Sandisk Corp. *(a) 5,434 246,432
Sanofi SA (2)(a) 9,139 884,781
Schneider National, Inc., Class B
(a)(b) 28,561 689,748
Science Applications International
Corp. (a) 3,957 445,598
Seagate Technology Holdings plc
(a)(b) 1,002 144,619
SEI Investments Co. (a)(b) 15,807 1,420,417
Sensata Technologies Holding plc
(a) 16,630 500,729
Service Corp. International (a) 2,342 190,639
ServiceNow, Inc. *(a)(b) 137 140,847
Shell plc (2)(a) 36,385 1,269,456
Signify NV (2)(a)(c) 29,617 804,175
Silgan Holdings, Inc. (a)(b) 9,941 538,603
Skyworks Solutions, Inc. (a)(b) 10,131 754,962
Snap-on, Inc. (a)(b) 1,717 534,296
Snowflake, Inc., Class A *(a) 1,703 381,080
Solventum Corp. *(a) 13,233 1,003,591
Spire, Inc. (a)(b) 5,099 372,176

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Sprouts Farmers Market, Inc. *(a)
(b) 3,582 589,740
SS&C Technologies Holdings, Inc.
(a) 4,422 366,142
Stanley Black & Decker, Inc. (a)(b) 4,390 297,423
State Street Corp. (a) 6,662 708,437
Steel Dynamics, Inc. (a) 5,396 690,742
STERIS plc (a) 1,525 366,336
Stifel Financial Corp. (a) 9,335 968,786
Swiss Re AG (2)(a) 2,450 423,818
Synchrony Financial (a)(b) 28,727 1,917,239
Synopsys, Inc. *(a)(b) 1,051 538,827
T. Rowe Price Group, Inc. (a)(b) 13,059 1,260,194
Tapestry, Inc. (a) 6,515 572,082
Target Corp. (a) 2,474 244,060
Taylor Morrison Home Corp., Class
A *(a) 6,776 416,182
TD SYNNEX Corp. (a) 7,104 964,013
Teleflex, Inc. (a) 2,644 312,944
Tenaris SA (2)(a) 18,300 343,028
Tenet Healthcare Corp. *(a) 5,326 937,376
Teradata Corp. *(a)(b) 30,795 687,036
Teradyne, Inc. (a)(b) 2,091 188,023
Terex Corp. (a)(b) 9,825 458,729
Texas Pacific Land Corp. (a)(b) 253 267,267
Texas Roadhouse, Inc., Class A
(a)(b) 4,461 836,036
Textron, Inc. (a) 17,410 1,397,849
Thor Industries, Inc. (a) 2,529 224,600
Timken Co. (The) (a)(b) 7,909 573,798
Toll Brothers, Inc. (a) 5,094 581,378
Travel + Leisure Co. (a) 14,135 729,507
Travelers Cos., Inc. (The) (a) 3,051 816,265
Trimble, Inc. *(a) 5,370 408,013
TripAdvisor, Inc. *(a)(b) 17,572 229,315
Tyson Foods, Inc., Class A (a) 10,016 560,295
Ubiquiti, Inc. (a)(b) 1,521 626,120
UFP Industries, Inc. (a)(b) 10,859 1,078,950
UGI Corp. (a)(b) 22,210 808,888
U-Haul Holding Co. *(a)(b) 252 15,261
UiPath, Inc., Class A *(a) 8,026 102,733
United Airlines Holdings, Inc. *(a) 12,120 965,116
United Bankshares, Inc. (a)(b) 10,713 390,275
United Therapeutics Corp. *(a) 5,514 1,584,447
Universal Display Corp. (a)(b) 2,241 346,145
Universal Health Services, Inc.,
Class B (a) 3,656 662,284
Unum Group (a) 11,990 968,312
US Bancorp (a) 11,632 526,348
US Foods Holding Corp. *(a)(b) 8,911 686,236
Valero Energy Corp. (a)(b) 4,365 586,743
Valley National Bancorp (a) 68,144 608,526
Valmont Industries, Inc. (a) 259 84,582
Veeva Systems, Inc., Class A *(a) 13,783 3,969,227
Veralto Corp. (a) 3,723 375,837
VeriSign, Inc. (a) 5,056 1,460,173
Verisk Analytics, Inc., Class A (a)
(b) 1,359 423,329
Verizon Communications, Inc. (a) 35,277 1,526,435
Vestis Corp. 17,103 98,000
INVESTMENTS SHARES VALUE ($)
United States - 89.4% (continued)
Viatris, Inc. (a)(b) 27,380 244,503
Virtu Financial, Inc., Class A (a) 2,335 104,585
Vontier Corp. (a) 4,077 150,441
Voya Financial, Inc. (a)(b) 4,480 318,080
W R Berkley Corp. (a) 4,688 344,427
Walmart, Inc. (a) 18,940 1,851,952
Walt Disney Co. (The) (a) 3,368 417,666
Warner Bros Discovery, Inc. *(a)(b) 44,314 507,838
Waters Corp. *(a)(b) 825 287,958
Watts Water Technologies, Inc.,
Class A (a) 2,207 542,679
Wayfair, Inc., Class A *(a)(b) 11,610 593,735
Webster Financial Corp. (a) 10,110 552,006
WESCO International, Inc. (a) 2,572 476,334
Western Union Co. (The) (a)(b) 103,331 870,047
Westinghouse Air Brake
Technologies Corp. (a) 2,199 460,361
Williams-Sonoma, Inc. (a) 5,134 838,742
Woodward, Inc. (a) 2,719 666,400
Wyndham Hotels & Resorts, Inc.
(a)(b) 1,328 107,847
Xcel Energy, Inc. (a) 4,279 291,400
YETI Holdings, Inc. *(a)(b) 20,508 646,412
Zimmer Biomet Holdings, Inc. (a)
(b) 8,932 814,688
Zions Bancorp NA (a) 19,471 1,011,324
Zoom Communications, Inc., Class
A *(a) 28,004 2,183,751
279,073,545
TOTAL COMMON STOCKS
(Cost $348,414,950) 505,975,157
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $71,317) 1,188 93,357
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 68.6%
INVESTMENT COMPANIES - 58 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(d)(e) 8,011,418 8,011,418
Limited Purpose Cash Investment
Fund, 4.33% (d) 174,668,612 174,616,211
TOTAL INVESTMENT COMPANIES
(Cost $182,594,984) 182,627,629
—

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 10 .2%
U.S. Treasury Bills
4.22%, 7/3/2025 (2)(f) $ 357,000 356,917
4.25%, 7/24/2025 (2)(f) 1,326,000 1,322,472
4.23%, 7/31/2025 (2)(f) 316,000 314,903
4.24%, 8/7/2025 (2)(f) 142,000 141,380
4.28%, 8/14/2025 (2)(f) 592,000 588,884
4.27%, 8/28/2025 (2)(f)(g) 11,107,000 11,029,605
4.22%, 9/4/2025 (2)(f) 1,615,000 1,602,582
4.16%, 9/11/2025 (2)(f) 2,628,000 2,605,675
4.17%, 9/25/2025 (2)(f) 2,426,000 2,401,717
4.15%, 10/16/2025 (2)(f) 1,346,000 1,329,229
4.18%, 11/6/2025 (2)(f) 4,627,000 4,558,812
4.23%, 11/20/2025 (2)(f) 755,000 742,674
4.21%, 12/26/2025 (2)(f) 4,881,000 4,781,810
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,783,515) 31,776,660
TOTAL SHORT-TERM INVESTMENTS
(Cost $214,378,499) 214,404,289
TOTAL LONG POSITIONS
(Cost $562,864,766) 720,472,803
SHARES
SHORT POSITIONS - (142.5)%
COMMON STOCKS - (141.8)%
Australia - ( 5 .5 ) %
ALS Ltd. (2) (19,609) (220,886)
Ampol Ltd. (2) (22,644) (383,770)
APA Group (2) (221,639) (1,191,701)
CAR Group Ltd. (2) (4,797) (118,137)
Cochlear Ltd. (2) (3,584) (708,829)
Coles Group Ltd. (2) (23,993) (328,995)
Commonwealth Bank of Australia
(2) (8,426) (1,025,514)
Endeavour Group Ltd. (2) (167,689) (442,638)
Glencore plc (2) (95,575) (372,422)
IDP Education Ltd. (2) (87,621) (212,156)
IGO Ltd. (2) (41,168) (113,419)
Insurance Australia Group Ltd. (2) (87,271) (518,828)
Liontown Resources Ltd. (2) (216,294) (99,919)
Lynas Rare Earths Ltd. (2) (224,991) (1,282,497)
Macquarie Group Ltd. (2) (8,884) (1,336,203)
Mineral Resources Ltd. (2) (27,903) (396,434)
National Australia Bank Ltd. (2) (19,765) (512,265)
NEXTDC Ltd. (2) (98,062) (936,038)
Pilbara Minerals Ltd. (2) (780,558) (687,605)
Qantas Airways Ltd. (2) (22,872) (161,581)
Ramsay Health Care Ltd. (2) (28,341) (684,672)
Rio Tinto plc (2) (4,852) (282,406)
SEEK Ltd. (2) (3,680) (58,239)
SGH Ltd. (2) (5,862) (208,770)
Sonic Healthcare Ltd. (2) (50,487) (891,156)
South32 Ltd. (2) (108,990) (208,269)
Telix Pharmaceuticals Ltd. (2) (24,405) (392,007)
Transurban Group (2) (33,986) (312,704)
Treasury Wine Estates Ltd. (2) (114,762) (590,468)
Whitehaven Coal Ltd. (2) (264,870) (945,513)
WiseTech Global Ltd. (2) (2,905) (208,335)
Woodside Energy Group Ltd. (2) (40,789) (630,064)
INVESTMENTS SHARES VALUE ($)
Australia - (5.5)% (continued)
Woolworths Group Ltd. (2) (38,584) (790,347)
(17,252,787)
Belgium - ( 0 .5 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (405,785)
D'ieteren Group (2) (1,498) (322,593)
Elia Group SA/NV (2) (5,064) (584,864)
Lotus Bakeries NV (2) (9) (86,723)
UCB SA (2) (581) (114,316)
(1,514,281)
Brazil - ( 0 .0 ) % †
MercadoLibre, Inc. (50) (130,682)
Canada - ( 6 .6 ) %
Agnico Eagle Mines Ltd. (2,797) (333,237)
Alamos Gold, Inc., Class A (17,715) (471,186)
Algonquin Power & Utilities Corp. (32,973) (188,625)
Alimentation Couche-Tard, Inc. (2,667) (132,571)
AtkinsRealis Group, Inc. (11,015) (772,567)
Barrick Mining Corp. (7,574) (157,682)
BCE, Inc. (20,687) (458,783)
Boyd Group Services, Inc. (1,377) (216,295)
Brookfield Asset Management Ltd.,
Class A (14,229) (787,545)
Brookfield Corp., Class A (20,751) (1,284,299)
Brookfield Infrastructure Corp.,
Class A (7,905) (328,913)
CAE, Inc. (4,456) (130,596)
Cameco Corp. (16,122) (1,197,296)
Canadian National Railway Co. (5,257) (547,763)
Canadian Natural Resources Ltd. (7,100) (223,154)
Canadian Pacific Kansas City Ltd. (13,523) (1,074,293)
Canadian Utilities Ltd., Class A (2,726) (75,429)
Capstone Copper Corp. (67,208) (412,601)
Colliers International Group, Inc. (1,513) (197,959)
Constellation Software, Inc. (60) (220,005)
Dollarama, Inc. (315) (44,383)
Element Fleet Management Corp. (21,198) (530,981)
Enbridge, Inc. (34,814) (1,578,677)
FirstService Corp. (645) (112,555)
Franco-Nevada Corp. (4,987) (818,758)
Gildan Activewear, Inc. (3,223) (158,813)
Lumine Group, Inc. (h) (225) (7,903)
Metro, Inc., Class A (2,811) (220,813)
National Bank of Canada (451) (46,539)
Nutrien Ltd. (8,656) (504,390)
Pan American Silver Corp. (13,060) (370,581)
Pembina Pipeline Corp. (18,856) (707,991)
PrairieSky Royalty Ltd. (16,612) (288,141)
RB Global, Inc. (6,033) (640,936)
Restaurant Brands International,
Inc. (6,707) (444,901)
Rogers Communications, Inc.,
Class B (6,451) (191,339)
Royal Bank of Canada (3,626) (477,884)
Shopify, Inc., Class A (5,098) (587,987)
TC Energy Corp. (24,287) (1,185,680)
Teck Resources Ltd., Class B (25,715) (1,039,930)
Thomson Reuters Corp. (1,601) (321,952)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.6)% (continued)
Toromont Industries Ltd. (1,088) (97,786)
WSP Global, Inc. (4,085) (833,259)
(20,422,978)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (6,469) (160,838)
Lundin Mining Corp. (37,103) (390,171)
(551,009)
China - ( 0 .2 ) %
Prosus NV (2) (10,567) (592,877)
Denmark - ( 1 .6 ) %
Ambu A/S, Class B (2) (12,037) (189,318)
Coloplast A/S, Class B (2) (1,612) (153,467)
Demant A/S (2) (1,576) (65,848)
DSV A/S (2) (4,391) (1,053,200)
GN Store Nord A/S (2) (12,716) (196,185)
Novo Nordisk A/S, Class B (2) (18,715) (1,296,839)
Novonesis Novozymes, Class B (2) (10,543) (756,955)
Orsted A/S (2)(c) (6,593) (284,017)
Tryg A/S (2) (15,537) (401,650)
Vestas Wind Systems A/S (2) (46,832) (703,462)
(5,100,941)
Finland - ( 1 .1 ) %
Neste OYJ (2) (46,614) (631,720)
Nordea Bank Abp (2) (29,956) (444,478)
Sampo OYJ, Class A (2) (109,155) (1,174,781)
Stora Enso OYJ, Class R (2) (51,437) (559,202)
UPM-Kymmene OYJ (2) (26,579) (725,820)
(3,536,001)
France - ( 4 .4 ) %
Accor SA (2) (5,927) (310,625)
Aeroports de Paris SA (2) (2,156) (270,303)
Air France-KLM (2) (17,635) (193,032)
Air Liquide SA (2) (2,250) (463,953)
Alstom SA (2) (29,149) (680,365)
AXA SA (2) (12,592) (618,331)
BioMerieux (2) (770) (106,504)
Capgemini SE (2) (297) (50,857)
Cie Generale des Etablissements
Michelin SCA (2) (5,037) (187,347)
Danone SA (2) (4,727) (386,779)
Dassault Systemes SE (2) (22,470) (814,349)
Edenred SE (2) (14,757) (458,360)
EssilorLuxottica SA (2) (3,072) (843,548)
FDJ UNITED (2)(c) (1,812) (71,103)
Getlink SE (2) (5,093) (98,315)
Hermes International SCA (2) (343) (929,827)
Kering SA (2) (2,909) (633,742)
Legrand SA (2) (3,710) (497,246)
L'Oreal SA (2) (1,143) (489,608)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,699) (889,223)
Pernod Ricard SA (2) (9,728) (970,382)
Publicis Groupe SA (2) (3,685) (416,201)
Remy Cointreau SA (2) (1,320) (67,470)
Renault SA (2) (16,247) (749,718)
Safran SA (2) (1,089) (355,149)
INVESTMENTS SHARES VALUE ($)
France - (4.4)% (continued)
Sartorius Stedim Biotech (2) (3,460) (827,848)
SCOR SE (2) (18,045) (599,312)
SOITEC (2) (3,081) (169,892)
SPIE SA (2) (1,504) (84,571)
Teleperformance SE (2) (722) (70,126)
Thales SA (2) (919) (271,357)
Valeo SE (2) (8,673) (95,202)
Worldline SA (2)(c) (12,032) (50,875)
(13,721,520)
Germany - ( 4 .1 ) %
adidas AG (2) (1,818) (424,376)
BASF SE (2) (9,440) (466,898)
Bayer AG (Registered) (2) (15,088) (454,561)
Bayerische Motoren Werke AG (2) (10,024) (892,731)
Carl Zeiss Meditec AG (2) (3,262) (219,674)
Daimler Truck Holding AG (2) (16,453) (780,596)
Deutsche Telekom AG (Registered)
(2) (19,475) (712,855)
Fraport AG Frankfurt Airport
Services Worldwide (2) (2,782) (209,873)
Infineon Technologies AG (2) (15,173) (647,463)
LEG Immobilien SE (2) (4,546) (404,646)
Mercedes-Benz Group AG (2) (11,157) (650,009)
Merck KGaA (2) (3,864) (501,000)
MTU Aero Engines AG (2) (2,051) (911,163)
Nemetschek SE (2) (3,350) (485,726)
Puma SE (2) (5,342) (146,007)
Rational AG (2) (116) (97,475)
Rheinmetall AG (2) (158) (334,596)
RWE AG (2) (6,879) (287,461)
SAP SE (2) (2,938) (898,380)
Scout24 SE (2)(c) (532) (73,442)
Siemens AG (Registered) (2) (4,162) (1,069,043)
Siemens Healthineers AG (2)(c) (16,317) (905,828)
Symrise AG, Class A (2) (4,448) (466,437)
TeamViewer SE (2)(c) (9,313) (105,101)
Vonovia SE (2) (12,056) (427,426)
Wacker Chemie AG (2) (1,985) (145,560)
(12,718,327)
Hong Kong - ( 0 .2 ) %
Prudential plc (2) (53,167) (665,452)
Ireland - ( 0 .3 ) %
Accenture plc, Class A (1,062) (317,421)
Aptiv plc (7,932) (541,121)
(858,542)
Italy - ( 2 .6 ) %
Amplifon SpA (2) (6,675) (156,768)
Brunello Cucinelli SpA (2) (1,396) (169,478)
DiaSorin SpA (2) (721) (77,169)
ERG SpA (2) (13,454) (294,180)
Ferrari NV (2) (2,168) (1,062,127)
FinecoBank Banca Fineco SpA (2) (46,672) (1,035,350)
Infrastrutture Wireless Italiane SpA
(2)(c) (35,471) (433,738)
Interpump Group SpA (2) (7,456) (310,262)
Intesa Sanpaolo SpA (2) (226,133) (1,302,619)
Moncler SpA (2) (5,199) (296,559)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (2.6)% (continued)
Nexi SpA (2)(c) (52,186) (311,671)
Prysmian SpA (2) (13,586) (961,878)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,291) (81,146)
Snam SpA (2) (62,548) (378,646)
Terna - Rete Elettrica Nazionale (2) (115,474) (1,187,184)
(8,058,775)
Ivory Coast - ( 0 .0 ) % †
Endeavour Mining plc (2) (4,928) (151,383)
Japan - ( 16 .9 ) %
Aeon Co. Ltd. (2) (8,100) (248,288)
Aisin Corp. (2) (14,000) (179,094)
Ajinomoto Co., Inc. (2) (13,200) (358,026)
Allegro MicroSystems, Inc. (18,588) (635,524)
Asahi Intecc Co. Ltd. (2) (13,400) (211,988)
Asics Corp. (2) (13,900) (354,455)
Astellas Pharma, Inc. (2) (36,100) (353,453)
BayCurrent, Inc. (2) (3,000) (154,333)
Bridgestone Corp. (2) (20,900) (854,647)
Chiba Bank Ltd. (The) (2) (32,300) (298,508)
Concordia Financial Group Ltd. (2) (8,900) (57,759)
Cosmo Energy Holdings Co. Ltd.
(2) (3,000) (128,423)
Cosmos Pharmaceutical Corp. (2) (5,600) (355,402)
Daifuku Co. Ltd. (2) (16,000) (411,615)
Daiichi Sankyo Co. Ltd. (2) (38,000) (880,388)
Daikin Industries Ltd. (2) (5,600) (657,349)
Daiwa Securities Group, Inc. (2) (113,500) (806,080)
Denso Corp. (2) (52,700) (711,202)
Dentsu Group, Inc. (2) (15,500) (343,448)
Disco Corp. (2) (2,000) (592,487)
East Japan Railway Co. (2) (24,800) (533,471)
Eisai Co. Ltd. (2) (39,100) (1,122,968)
FANUC Corp. (2) (13,900) (377,347)
Fast Retailing Co. Ltd. (2) (1,600) (548,583)
FUJIFILM Holdings Corp. (2) (33,500) (725,462)
GMO Payment Gateway, Inc. (2) (8,600) (556,236)
Hamamatsu Photonics KK (2) (9,300) (112,989)
Hankyu Hanshin Holdings, Inc. (2) (6,500) (176,694)
Hitachi Ltd. (2) (12,900) (374,930)
Hoshizaki Corp. (2) (11,200) (385,930)
Hulic Co. Ltd. (2) (51,100) (515,435)
IHI Corp. (2) (7,500) (811,228)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (245,145)
Japan Airport Terminal Co. Ltd. (2) (7,400) (236,298)
JFE Holdings, Inc. (2) (15,800) (183,796)
Kadokawa Corp. (2) (17,800) (493,799)
Kansai Paint Co. Ltd. (2) (5,800) (79,522)
Kawasaki Heavy Industries Ltd. (2) (2,800) (211,673)
KDDI Corp. (2) (12,700) (218,066)
Keio Corp. (2) (11,500) (279,574)
Keisei Electric Railway Co. Ltd. (2) (52,200) (488,066)
Kikkoman Corp. (2) (42,600) (395,151)
Kintetsu Group Holdings Co. Ltd.
(2) (9,300) (176,095)
Kobayashi Pharmaceutical Co.
Ltd. (2) (1,900) (71,121)
Kobe Bussan Co. Ltd. (2) (19,900) (618,006)
INVESTMENTS SHARES VALUE ($)
Japan - (16.9)% (continued)
Kubota Corp. (2) (59,400) (669,848)
Kurita Water Industries Ltd. (2) (3,600) (142,049)
Kyoto Financial Group, Inc. (2) (47,700) (852,828)
Kyowa Kirin Co. Ltd. (2) (8,100) (138,650)
Lasertec Corp. (2) (7,000) (938,425)
LY Corp. (2) (61,300) (225,744)
M3, Inc. (2) (26,700) (366,770)
Marui Group Co. Ltd. (2) (16,200) (344,674)
MatsukiyoCocokara & Co. (2) (2,300) (47,312)
Mitsubishi Estate Co. Ltd. (2) (21,400) (401,188)
Mitsubishi Heavy Industries Ltd. (2) (30,900) (773,254)
Mitsubishi UFJ Financial Group,
Inc. (2) (69,000) (940,718)
Mitsui Fudosan Co. Ltd. (2) (68,500) (663,154)
Mitsui OSK Lines Ltd. (2) (12,800) (427,517)
MonotaRO Co. Ltd. (2) (18,900) (372,063)
NIDEC Corp. (2) (33,800) (656,839)
Nippon Paint Holdings Co. Ltd. (2) (81,100) (652,228)
Nippon Sanso Holdings Corp. (2) (7,800) (295,164)
Nippon Telegraph & Telephone
Corp. (2) (340,000) (363,498)
Nissan Chemical Corp. (2) (19,100) (582,504)
Nissan Motor Co. Ltd. (2) (485,100) (1,173,738)
Nissin Foods Holdings Co. Ltd. (2) (15,700) (326,170)
Niterra Co. Ltd. (2) (13,300) (442,203)
Nitori Holdings Co. Ltd. (2) (6,900) (664,127)
Nomura Research Institute Ltd. (2) (3,700) (147,990)
Odakyu Electric Railway Co. Ltd.
(2) (3,700) (43,255)
Olympus Corp. (2) (27,900) (331,405)
Omron Corp. (2) (28,200) (760,172)
Oracle Corp. Japan (2) (2,600) (309,896)
Oriental Land Co. Ltd. (2) (61,600) (1,418,756)
Pan Pacific International Holdings
Corp. (2) (8,200) (282,040)
Rakuten Bank Ltd. (2) (13,600) (623,464)
Rakuten Group, Inc. (2) (133,300) (734,507)
Renesas Electronics Corp. (2) (11,500) (142,271)
Resona Holdings, Inc. (2) (45,700) (422,077)
Resonac Holdings Corp. (2) (8,300) (192,320)
Rohm Co. Ltd. (2) (4,500) (57,288)
Rohto Pharmaceutical Co. Ltd. (2) (100) (1,417)
Sanrio Co. Ltd. (2) (7,900) (382,009)
Seibu Holdings, Inc. (2) (15,400) (551,902)
Sekisui House Ltd. (2) (41,900) (922,191)
SG Holdings Co. Ltd. (2) (47,300) (526,827)
Sharp Corp. (2) (12,300) (59,795)
Shimadzu Corp. (2) (4,400) (108,781)
Shimano, Inc. (2) (1,300) (188,475)
Shimizu Corp. (2) (26,600) (297,116)
Shiseido Co. Ltd. (2) (39,200) (700,138)
Shizuoka Financial Group, Inc. (2) (15,400) (179,180)
SMC Corp. (2) (2,700) (967,579)
SoftBank Corp. (2) (195,500) (302,820)
SoftBank Group Corp. (2) (7,400) (538,025)
Sony Group Corp. (2) (25,000) (650,008)
SUMCO Corp. (2) (700) (5,487)
Sumitomo Electric Industries Ltd.
(2) (15,900) (340,950)
Sumitomo Forestry Co. Ltd. (2) (27,300) (275,684)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (16.9)% (continued)
Sumitomo Metal Mining Co. Ltd.
(2) (20,300) (500,293)
Sumitomo Realty & Development
Co. Ltd. (2) (6,800) (262,612)
Sysmex Corp. (2) (13,800) (240,220)
Taisei Corp. (2) (5,400) (314,499)
Takeda Pharmaceutical Co. Ltd. (2) (8,800) (271,682)
Terumo Corp. (2) (12,500) (229,399)
Tokio Marine Holdings, Inc. (2) (13,000) (550,954)
Tokyo Electron Ltd. (2) (1,200) (229,811)
Tokyu Corp. (2) (18,600) (221,268)
TOTO Ltd. (2) (4,500) (113,314)
Toyota Industries Corp. (2) (5,400) (609,459)
Toyota Motor Corp. (2) (88,800) (1,529,401)
Trend Micro, Inc. (2) (6,300) (435,745)
Unicharm Corp. (2) (92,200) (665,757)
West Japan Railway Co. (2) (13,800) (315,483)
Yakult Honsha Co. Ltd. (2) (8,200) (154,431)
Yamaha Corp. (2) (54,600) (394,592)
Yamaha Motor Co. Ltd. (2) (47,000) (351,705)
Yamato Holdings Co. Ltd. (2) (33,800) (452,371)
Yaskawa Electric Corp. (2) (35,200) (795,985)
Yokohama Rubber Co. Ltd. (The)
(2) (11,800) (324,457)
(52,417,982)
Luxembourg - ( 0 .0 ) % †
Eurofins Scientific SE (2) (1,578) (112,457)
Netherlands - ( 1 .5 ) %
Adyen NV (2)(c) (281) (516,067)
Aegon Ltd. (2) (77,166) (559,200)
Akzo Nobel NV (2) (1,168) (81,951)
Argenx SE (2) (219) (121,235)
ASML Holding NV (2) (881) (705,978)
BE Semiconductor Industries NV
(2) (3,221) (481,711)
Heineken NV (2) (8,188) (714,345)
IMCD NV (2) (2,740) (368,517)
Koninklijke Vopak NV (2) (2,419) (120,150)
NXP Semiconductors NV (857) (187,246)
SBM Offshore NV (2) (9,063) (239,613)
Universal Music Group NV (2) (10,863) (352,402)
Wolters Kluwer NV (2) (1,182) (197,675)
(4,646,090)
Norway - ( 0 .7 ) %
DNB Bank ASA (2) (44,597) (1,233,311)
Gjensidige Forsikring ASA (2) (10,938) (277,278)
Mowi ASA (2) (9,569) (184,810)
Salmar ASA (1,394) (60,410)
TOMRA Systems ASA (2) (19,789) (308,878)
Vend Marketplaces ASA, Class
A (2) (5,143) (181,832)
(2,246,519)
Poland - ( 0 .1 ) %
InPost SA (2) (23,978) (399,035)
Portugal - ( 0 .0 ) % †
Jeronimo Martins SGPS SA (2) (4,023) (101,854)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 1 .1 ) %
CapitaLand Investment Ltd. (2) (220,300) (459,251)
DBS Group Holdings Ltd. (2) (33,300) (1,175,558)
Grab Holdings Ltd., Class A (17,796) (89,514)
Keppel Ltd. (2) (158,300) (924,405)
Sea Ltd., ADR (3,236) (517,566)
Sembcorp Industries Ltd. (2) (57,100) (307,603)
Singapore Technologies
Engineering Ltd. (2) (12,200) (74,807)
(3,548,704)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (13,435) (396,027)
Valterra Platinum Ltd. (1,561) (68,561)
(464,588)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (14,285) (387,727)
Spain - ( 1 .5 ) %
Amadeus IT Group SA (2) (12,970) (1,095,745)
Cellnex Telecom SA (2)(c) (41,604) (1,619,987)
Fluidra SA (2) (15,272) (382,879)
Grifols SA (2) (48,608) (593,114)
Iberdrola SA (2) (31,281) (601,785)
Industria de Diseno Textil SA (2) (2,057) (107,307)
Redeia Corp. SA (2) (13,794) (295,160)
(4,695,977)
Sweden - ( 3 .3 ) %
AddTech AB, Class B (2) (13,627) (464,566)
Alfa Laval AB (2) (5,303) (223,355)
Assa Abloy AB, Class B (2) (29,140) (911,023)
Atlas Copco AB, Class A (2) (50,763) (820,635)
Autoliv, Inc. (6,619) (740,666)
Beijer Ref AB, Class B (2) (18,616) (293,779)
Castellum AB (2) (8,210) (108,045)
Electrolux AB, Class B (2) (11,226) (79,834)
Epiroc AB, Class A (2) (19,701) (428,691)
EQT AB (2) (32,053) (1,075,250)
Fastighets AB Balder, Class B (2) (41,455) (309,017)
Hexagon AB, Class B (2) (67,876) (684,163)
Holmen AB, Class B (2) (6,916) (273,958)
Husqvarna AB, Class B (2) (10,170) (53,608)
Indutrade AB (2) (6,500) (177,483)
Nibe Industrier AB, Class B (2) (208,659) (890,904)
Saab AB, Class B (2) (9,765) (545,993)
Sagax AB, Class B (2) (12,695) (290,896)
Skandinaviska Enskilda Banken
AB, Class A (2) (34,055) (593,597)
Svenska Cellulosa AB SCA, Class
B (2) (60,092) (781,362)
Svenska Handelsbanken AB,
Class A (2) (18,232) (244,077)
Tele2 AB, Class B (2) (25,525) (372,599)
(10,363,501)
Switzerland - ( 4 .0 ) %
ABB Ltd. (Registered) (2) (7,311) (438,140)
Avolta AG (2) (1,307) (71,194)
Bachem Holding AG, Class B (2) (5,371) (393,967)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.0)% (continued)
Baloise Holding AG (Registered)
(2) (1,714) (404,250)
Banque Cantonale Vaudoise
(Registered) (2) (5,190) (598,577)
Barry Callebaut AG (Registered)
(2) (1,230) (1,344,476)
Cie Financiere Richemont SA
(Registered) (2) (4,277) (809,349)
Clariant AG (Registered) (2) (27,383) (291,690)
DSM-Firmenich AG (2) (6,180) (657,460)
Givaudan SA (Registered) (2) (36) (174,583)
Julius Baer Group Ltd. (2) (7,688) (521,514)
Kuehne + Nagel International AG
(Registered) (2) (1,715) (371,371)
Lonza Group AG (Registered) (2) (1,501) (1,073,460)
Partners Group Holding AG (2) (859) (1,123,853)
Sandoz Group AG (2) (4,733) (259,384)
SIG Group AG (2) (49,202) (910,092)
Sika AG (Registered) (2) (2,696) (733,538)
Straumann Holding AG
(Registered) (2) (1,548) (202,617)
Swissquote Group Holding SA
(Registered) (2) (177) (100,596)
Temenos AG (Registered) (2) (2,551) (183,251)
UBS Group AG (Registered) (2) (14,264) (484,288)
VAT Group AG (2)(c) (2,612) (1,106,789)
Ypsomed Holding AG (Registered)
(2) (717) (382,775)
(12,637,214)
Thailand - ( 0 .1 ) %
Fabrinet (870) (256,372)
United Kingdom - ( 5 .2 ) %
Admiral Group plc (2) (10,064) (451,940)
Ashtead Group plc (2) (8,185) (524,872)
AstraZeneca plc (2) (5,501) (765,570)
Bellway plc (2) (8,621) (341,520)
Bunzl plc (2) (4,440) (141,487)
Burberry Group plc (2) (47,612) (773,372)
ConvaTec Group plc (2)(c) (11,194) (44,340)
Croda International plc (2) (8,116) (325,841)
Diageo plc (2) (42,903) (1,081,847)
Diploma plc (2) (5,410) (363,173)
Entain plc (2) (4,715) (58,398)
Flutter Entertainment plc (727) (207,748)
Hiscox Ltd. (2) (10,998) (189,832)
Informa plc (2) (67,902) (751,757)
ITV plc (2) (81,885) (92,767)
Legal & General Group plc (2) (544,037) (1,903,551)
M&G plc (2) (147,375) (520,929)
Melrose Industries plc (2) (49,090) (357,532)
National Grid plc (2) (112,424) (1,650,234)
Ocado Group plc (2) (72,583) (226,391)
Pennon Group plc (2) (41,799) (288,382)
Persimmon plc (2) (30,060) (534,779)
Reckitt Benckiser Group plc (2) (14,822) (1,009,778)
RELX plc (2) (6,117) (331,527)
Rentokil Initial plc (2) (116,995) (564,474)
Sage Group plc (The) (2) (2,605) (44,735)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (5.2)% (continued)
Spirax Group plc (2) (3,375) (275,981)
SSE plc (2) (7,241) (182,329)
St James's Place plc (2) (8,673) (141,327)
Tate & Lyle plc (2) (8,655) (61,387)
Taylor Wimpey plc (2) (254,882) (415,640)
TechnipFMC plc (10,680) (367,819)
Unilever plc (2) (10,557) (644,254)
Weir Group plc (The) (2) (1,298) (44,391)
Whitbread plc (2) (3,624) (140,633)
Wise plc, Class A (2) (3,567) (50,956)
WPP plc (2) (38,815) (273,296)
(16,144,789)
United States - ( 79 .7 ) %
10X Genomics, Inc., Class A (28,446) (329,405)
AAON, Inc. (13,613) (1,003,959)
Acadia Healthcare Co., Inc. (20,647) (468,480)
Advance Auto Parts, Inc. (6,745) (313,575)
Advanced Drainage Systems, Inc. (3,478) (399,483)
Advanced Micro Devices, Inc. (6,031) (855,799)
AECOM (822) (92,771)
AES Corp. (The) (13,685) (143,966)
Affirm Holdings, Inc., Class A (1,834) (126,803)
Aflac, Inc. (7,393) (779,666)
AGCO Corp. (3,031) (312,678)
Air Lease Corp., Class A (10,019) (586,011)
Air Products and Chemicals, Inc. (5,634) (1,589,125)
Alaska Air Group, Inc. (12,796) (633,146)
Albemarle Corp. (14,319) (897,372)
Alcoa Corp. (11,013) (324,994)
Allegion plc (595) (85,751)
Ally Financial, Inc. (10,189) (396,862)
Alnylam Pharmaceuticals, Inc. (2,228) (726,529)
Amazon.com, Inc. (5,405) (1,185,803)
Amcor plc (34,809) (319,895)
Amentum Holdings, Inc. (20,940) (494,393)
American Express Co. (3,118) (994,580)
American Financial Group, Inc. (1,263) (159,403)
American International Group, Inc. (3,072) (262,932)
American Water Works Co., Inc. (2,738) (380,883)
AMETEK, Inc. (4,022) (727,821)
Amphenol Corp., Class A (12,455) (1,229,931)
Analog Devices, Inc. (1,264) (300,857)
Antero Resources Corp. (23,965) (965,310)
Aon plc, Class A (4,432) (1,581,159)
APA Corp. (10,990) (201,007)
Apellis Pharmaceuticals, Inc. (28,662) (496,139)
API Group Corp. (8,561) (437,039)
Apollo Global Management, Inc. (11,509) (1,632,781)
Appfolio, Inc., Class A (1,381) (318,017)
Apple, Inc. (2,449) (502,461)
Applied Industrial Technologies,
Inc. (262) (60,902)
AptarGroup, Inc. (1,989) (311,139)
Arch Capital Group Ltd. (2,024) (184,285)
Armstrong World Industries, Inc. (854) (138,724)
Arthur J Gallagher & Co. (2,837) (908,180)
Ashland, Inc. (4,336) (218,014)
Atmos Energy Corp. (1,728) (266,302)
Autodesk, Inc. (675) (208,960)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Automatic Data Processing, Inc. (2,391) (737,384)
AutoZone, Inc. (165) (612,518)
Avery Dennison Corp. (924) (162,134)
Avis Budget Group, Inc. (2,100) (355,005)
Axon Enterprise, Inc. (651) (538,989)
Azenta, Inc. (15,590) (479,860)
Baker Hughes Co., Class A (16,741) (641,850)
Ball Corp. (16,356) (917,408)
Bank of America Corp. (8,314) (393,418)
Baxter International, Inc. (11,519) (348,795)
Becton Dickinson & Co. (2,398) (413,056)
BellRing Brands, Inc. (6,016) (348,507)
Bentley Systems, Inc., Class B (5,709) (308,115)
BILL Holdings, Inc. (6,007) (277,884)
BioMarin Pharmaceutical, Inc. (5,599) (307,777)
Bio-Rad Laboratories, Inc., Class A (1,400) (337,848)
Bio-Techne Corp. (3,164) (162,788)
Blackbaud, Inc. (2,840) (182,356)
Blackrock, Inc. (715) (750,214)
Blackstone, Inc. (6,734) (1,007,272)
Block, Inc., Class A (9,126) (619,929)
Blue Owl Capital, Inc., Class A (13,600) (261,256)
Boeing Co. (The) (14,689) (3,077,785)
Boston Scientific Corp. (7,972) (856,273)
Bright Horizons Family Solutions,
Inc. (1,635) (202,070)
Brink's Co. (The) (660) (58,931)
Broadridge Financial Solutions,
Inc. (2,653) (644,759)
Brown & Brown, Inc. (3,112) (345,027)
Brown-Forman Corp., Class B (18,441) (496,247)
BRP, Inc. (7,027) (341,094)
Bruker Corp. (11,069) (456,043)
Brunswick Corp. (9,912) (547,539)
Burlington Stores, Inc. (2,439) (567,409)
Caesars Entertainment, Inc. (9,709) (275,639)
CarMax, Inc. (8,108) (544,939)
Carpenter Technology Corp. (988) (273,063)
Carrier Global Corp. (7,130) (521,845)
Carvana Co., Class A (893) (300,905)
Caterpillar, Inc. (2,729) (1,059,425)
Cava Group, Inc. (5,600) (471,688)
Cboe Global Markets, Inc. (1,052) (245,337)
CCC Intelligent Solutions Holdings,
Inc. (27,154) (255,519)
CDW Corp. (3,006) (536,842)
Celanese Corp., Class A (3,360) (185,909)
Celsius Holdings, Inc. (15,313) (710,370)
Certara, Inc. (15,720) (183,924)
CH Robinson Worldwide, Inc. (2,512) (241,026)
Charles River Laboratories
International, Inc. (1,189) (180,407)
Charles Schwab Corp. (The) (13,183) (1,202,817)
Chemours Co. (The) (47,758) (546,829)
Cheniere Energy, Inc. (5,636) (1,372,479)
Chewy, Inc., Class A (4,915) (209,477)
Chipotle Mexican Grill, Inc., Class
A (7,604) (426,965)
Chord Energy Corp. (3,745) (362,703)
Church & Dwight Co., Inc. (5,227) (502,367)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Churchill Downs, Inc. (3,020) (305,020)
Clarivate plc (24,659) (106,034)
Clearway Energy, Inc., Class C (10,519) (336,608)
Cleveland-Cliffs, Inc. (66,133) (502,611)
Clorox Co. (The) (4,130) (495,889)
Cloudflare, Inc., Class A (2,728) (534,224)
CNH Industrial NV (2) (12,685) (165,176)
CNH Industrial NV (53,427) (692,414)
CNX Resources Corp. (22,781) (767,264)
Coca-Cola Co. (The) (32,422) (2,293,856)
Cognex Corp. (23,800) (754,936)
Coherent Corp. (5,335) (475,935)
Coinbase Global, Inc., Class A (2,030) (711,495)
Comerica, Inc. (2,794) (166,662)
Comfort Systems USA, Inc. (276) (147,994)
Commerce Bancshares, Inc. (4,069) (252,970)
Conagra Brands, Inc. (9,157) (187,444)
Confluent, Inc., Class A (31,991) (797,536)
ConocoPhillips (3,118) (279,809)
Constellation Brands, Inc., Class A (1,235) (200,910)
Constellation Energy Corp. (1,958) (631,964)
Cooper Cos., Inc. (The) (5,583) (397,286)
Core & Main, Inc., Class A (11,310) (682,559)
Corning, Inc. (8,586) (451,538)
Corteva, Inc. (4,319) (321,895)
CoStar Group, Inc. (24,602) (1,978,000)
Coty, Inc., Class A (15,054) (70,001)
Crane Co. (331) (62,854)
Credit Acceptance Corp. (936) (476,826)
CRH plc (2,707) (248,503)
Crocs, Inc. (2,113) (214,005)
Crowdstrike Holdings, Inc., Class A (213) (108,483)
Crown Holdings, Inc. (5,402) (556,298)
CSL Ltd. (2) (9,109) (1,438,863)
CSX Corp. (10,398) (339,287)
Cullen/Frost Bankers, Inc. (4,747) (610,179)
Cytokinetics, Inc. (12,873) (425,324)
Danaher Corp. (3,539) (699,094)
Darling Ingredients, Inc. (4,052) (153,733)
Datadog, Inc., Class A (2,230) (299,556)
DaVita, Inc. (679) (96,724)
Dayforce, Inc. (16,400) (908,396)
Deere & Co. (2,869) (1,458,858)
Dell Technologies, Inc., Class C (5,833) (715,126)
Dexcom, Inc. (6,874) (600,031)
Diamondback Energy, Inc. (3,552) (488,045)
Dollar General Corp. (5,523) (631,721)
Dollar Tree, Inc. (6,458) (639,600)
Dominion Energy, Inc. (12,126) (685,362)
DoubleVerify Holdings, Inc. (9,445) (141,392)
Dow, Inc. (17,963) (475,660)
DR Horton, Inc. (5,975) (770,297)
DraftKings, Inc., Class A (13,325) (571,509)
Duke Energy Corp. (5,880) (693,840)
DuPont de Nemours, Inc. (2,368) (162,421)
Dutch Bros, Inc., Class A (5,936) (405,844)
Eaton Corp. plc (1,577) (562,973)
EchoStar Corp., Class A (18,620) (515,774)
Ecolab, Inc. (1,514) (407,932)
Edwards Lifesciences Corp. (2,876) (224,932)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Elanco Animal Health, Inc. (4,418) (63,089)
Elastic NV (1,998) (168,491)
elf Beauty, Inc. (3,666) (456,197)
Eli Lilly & Co. (2,554) (1,990,919)
Enovis Corp. (10,543) (330,628)
Enphase Energy, Inc. (5,407) (214,388)
Ensign Group, Inc. (The) (4,641) (715,921)
Entegris, Inc. (6,180) (498,417)
EPAM Systems, Inc. (1,012) (178,942)
EQT Corp. (18,786) (1,095,600)
Equifax, Inc. (996) (258,333)
Erie Indemnity Co., Class A (1,439) (499,031)
Essent Group Ltd. (957) (58,119)
Estee Lauder Cos., Inc. (The),
Class A (7,578) (612,302)
Eversource Energy (3,674) (233,740)
Everus Construction Group, Inc. (1,780) (113,083)
Exact Sciences Corp. (8,842) (469,864)
ExlService Holdings, Inc. (1,592) (69,714)
Expand Energy Corp. (12,137) (1,419,301)
Expeditors International of
Washington, Inc. (3,190) (364,458)
Experian plc (2) (2,468) (127,266)
Exxon Mobil Corp. (5,038) (543,096)
FactSet Research Systems, Inc. (604) (270,157)
FedEx Corp. (1,816) (412,795)
Ferguson Enterprises, Inc. (651) (141,755)
Ferrovial SE (2) (27,016) (1,441,106)
First American Financial Corp. (13,489) (828,090)
First Citizens BancShares, Inc.,
Class A (259) (506,726)
First Financial Bankshares, Inc. (13,297) (478,426)
First Hawaiian, Inc. (3,038) (75,828)
First Solar, Inc. (2,938) (486,357)
FirstEnergy Corp. (7,843) (315,759)
Five Below, Inc. (2,943) (386,063)
Five9, Inc. (10,980) (290,750)
Flagstar Financial, Inc. (86,104) (912,702)
Floor & Decor Holdings, Inc., Class
A (6,962) (528,834)
FMC Corp. (10,379) (433,323)
Ford Motor Co. (91,397) (991,657)
Fortive Corp. (2,998) (156,286)
Fortrea Holdings, Inc. (27,297) (134,847)
Freeport-McMoRan, Inc. (5,164) (223,859)
Freshpet, Inc. (5,062) (344,014)
FTI Consulting, Inc. (615) (99,323)
GATX Corp. (4,616) (708,833)
Generac Holdings, Inc. (635) (90,938)
General Mills, Inc. (9,474) (490,848)
Gentex Corp. (15,914) (349,949)
Genuine Parts Co. (8,859) (1,074,685)
GFL Environmental, Inc. (9,507) (479,905)
Gitlab, Inc., Class A (8,283) (373,646)
Glacier Bancorp, Inc. (20,289) (874,050)
Globant SA (3,691) (335,290)
Goldman Sachs Group, Inc. (The) (515) (364,491)
Goodyear Tire & Rubber Co. (The) (29,804) (309,067)
Graphic Packaging Holding Co. (10,447) (220,118)
Grocery Outlet Holding Corp. (37,216) (462,223)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Guidewire Software, Inc. (1,356) (319,270)
GXO Logistics, Inc. (12,144) (591,413)
Haemonetics Corp. (6,938) (517,644)
Haleon plc (2) (149,371) (767,712)
Halliburton Co. (9,109) (185,641)
Hamilton Lane, Inc., Class A (1,219) (173,244)
Hancock Whitney Corp. (972) (55,793)
Harley-Davidson, Inc. (10,203) (240,791)
Hasbro, Inc. (4,633) (342,008)
Hayward Holdings, Inc. (14,042) (193,780)
HCA Healthcare, Inc. (372) (142,513)
HealthEquity, Inc. (5,365) (562,037)
HEICO Corp. (289) (94,792)
Hershey Co. (The) (3,220) (534,359)
Hilton Grand Vacations, Inc. (23,111) (959,800)
Hilton Worldwide Holdings, Inc. (744) (198,157)
Home BancShares, Inc. (5,395) (153,542)
Home Depot, Inc. (The) (3,596) (1,318,437)
Honeywell International, Inc. (1,695) (394,732)
Hormel Foods Corp. (12,946) (391,617)
Howard Hughes Holdings, Inc. (3,669) (247,658)
Huntsman Corp. (38,119) (397,200)
Hyatt Hotels Corp., Class A (7,713) (1,077,120)
IDACORP, Inc. (3,610) (416,775)
IDEX Corp. (3,254) (571,305)
Illinois Tool Works, Inc. (968) (239,338)
Illumina, Inc. (3,882) (370,382)
Ingersoll Rand, Inc. (9,724) (808,842)
Inspire Medical Systems, Inc. (4,346) (563,980)
Insulet Corp. (1,982) (622,705)
Intel Corp. (37,194) (833,146)
Intercontinental Exchange, Inc. (1,168) (214,293)
International Business Machines
Corp. (2,497) (736,066)
International Flavors & Fragrances,
Inc. (6,997) (514,629)
International Paper Co. (23,018) (1,077,933)
Intuitive Surgical, Inc. (1,046) (568,407)
Ionis Pharmaceuticals, Inc. (39,192) (1,548,475)
IPG Photonics Corp. (1,315) (90,275)
Iridium Communications, Inc. (15,871) (478,828)
J M Smucker Co. (The) (5,213) (511,917)
Jacobs Solutions, Inc. (1,101) (144,726)
James Hardie Industries plc,
CHESS (2) (32,788) (880,467)
Johnson Controls International plc (3,718) (392,695)
JPMorgan Chase & Co. (8,176) (2,370,303)
Kemper Corp. (2,020) (130,371)
Kenvue, Inc. (22,923) (479,778)
Keurig Dr Pepper, Inc. (1,881) (62,186)
KeyCorp (58,773) (1,023,826)
Keysight Technologies, Inc. (1,305) (213,837)
Kinder Morgan, Inc. (18,962) (557,483)
Kinsale Capital Group, Inc. (1,122) (542,936)
KKR & Co., Inc. (10,263) (1,365,287)
Knife River Corp. (2,876) (234,797)
Knight-Swift Transportation
Holdings, Inc., Class A (2,347) (103,808)
Labcorp Holdings, Inc. (1,746) (458,342)
Lamb Weston Holdings, Inc. (11,146) (577,920)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Lantheus Holdings, Inc. (1,531) (125,328)
Las Vegas Sands Corp. (10,400) (452,504)
Lattice Semiconductor Corp. (12,831) (628,591)
Leggett & Platt, Inc. (13,900) (123,988)
Liberty Media Corp.-Liberty Live,
Class C (14,284) (1,159,289)
Light & Wonder, Inc. (1,515) (145,834)
Linde plc (874) (410,063)
Littelfuse, Inc. (1,385) (314,021)
LivaNova plc (1,340) (60,327)
Live Nation Entertainment, Inc. (488) (73,825)
LKQ Corp. (6,064) (224,429)
Lowe's Cos., Inc. (1,833) (406,688)
LPL Financial Holdings, Inc. (1,355) (508,084)
Lucid Group, Inc. (115,697) (244,121)
Lululemon Athletica, Inc. (879) (208,833)
Lumentum Holdings, Inc. (1,311) (124,624)
Madison Square Garden Sports
Corp., Class A (2,307) (482,048)
Maplebear, Inc. (4,623) (209,145)
Marathon Petroleum Corp. (2,977) (494,509)
MarketAxess Holdings, Inc. (1,008) (225,127)
Marriott International, Inc., Class A (2,045) (558,714)
Marriott Vacations Worldwide Corp. (3,359) (242,889)
Marsh & McLennan Cos., Inc. (6,202) (1,356,005)
Martin Marietta Materials, Inc. (2,314) (1,270,293)
Marvell Technology, Inc. (8,054) (623,380)
Masimo Corp. (2,350) (395,317)
McCormick & Co., Inc.
(Non-Voting) (10,427) (790,575)
MGM Resorts International (8,247) (283,614)
Microchip Technology, Inc. (13,134) (924,240)
MicroStrategy, Inc., Class A (2,097) (847,670)
Moderna, Inc. (23,980) (661,608)
Mondelez International, Inc., Class
A (14,412) (971,945)
MongoDB, Inc., Class A (2,303) (483,607)
Moody's Corp. (703) (352,618)
Morgan Stanley (4,827) (679,931)
Motorola Solutions, Inc. (2,487) (1,045,684)
MP Materials Corp. (52,940) (1,761,313)
MSA Safety, Inc. (482) (80,749)
Nasdaq, Inc. (2,301) (205,755)
nCino, Inc. (26,285) (735,191)
Neogen Corp. (48,965) (234,053)
Nestle SA (Registered) (2) (8,857) (880,619)
New Jersey Resources Corp. (4,757) (213,209)
Newell Brands, Inc. (54,497) (294,284)
Newmont Corp. (14,355) (836,322)
NextEra Energy, Inc. (15,286) (1,061,154)
NIKE, Inc., Class B (16,585) (1,178,198)
Nordson Corp. (2,305) (494,123)
Norfolk Southern Corp. (1,910) (488,903)
Northrop Grumman Corp. (764) (381,985)
Novanta, Inc. (5,335) (687,842)
Nucor Corp. (2,992) (387,584)
nVent Electric plc (1,436) (105,187)
NVIDIA Corp. (5,482) (866,101)
NVR, Inc. (33) (243,727)
Occidental Petroleum Corp. (13,804) (579,906)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Okta, Inc., Class A (2,521) (252,024)
Old Dominion Freight Line, Inc. (1,425) (231,278)
Olin Corp. (13,061) (262,395)
Ollie's Bargain Outlet Holdings,
Inc. (3,106) (409,309)
ON Semiconductor Corp. (3,481) (182,439)
ONE Gas, Inc. (1,726) (124,030)
ONEOK, Inc. (5,757) (469,944)
Onto Innovation, Inc. (1,159) (116,978)
Option Care Health, Inc. (19,199) (623,584)
Oracle Corp. (4,420) (966,345)
Ormat Technologies, Inc. (2,940) (246,254)
Otis Worldwide Corp. (5,066) (501,635)
Palantir Technologies, Inc., Class A (1,168) (159,222)
Palo Alto Networks, Inc. (1,405) (287,519)
Paramount Global, Class B (13,932) (179,723)
Parker-Hannifin Corp. (474) (331,075)
Parsons Corp. (4,611) (330,931)
Paycom Software, Inc. (832) (192,525)
Paylocity Holding Corp. (3,345) (606,081)
PBF Energy, Inc., Class A (23,894) (517,783)
Penn Entertainment, Inc. (14,716) (262,975)
Penumbra, Inc. (1,503) (385,715)
Permian Resources Corp., Class A (17,080) (232,630)
Perrigo Co. plc (9,068) (242,297)
Pfizer, Inc. (19,286) (467,493)
Pinterest, Inc., Class A (5,285) (189,520)
Planet Fitness, Inc., Class A (4,574) (498,795)
Plug Power, Inc. (45,474) (67,756)
Polaris, Inc. (4,471) (181,746)
Pool Corp. (2,055) (598,991)
Power Integrations, Inc. (5,821) (325,394)
PPL Corp. (12,067) (408,951)
Primerica, Inc. (563) (154,076)
Principal Financial Group, Inc. (2,140) (169,980)
Progressive Corp. (The) (2,851) (760,818)
Prudential Financial, Inc. (4,426) (475,529)
PTC, Inc. (674) (116,157)
Public Service Enterprise Group,
Inc. (11,899) (1,001,658)
Quanta Services, Inc. (1,956) (739,524)
QuantumScape Corp. (156,598) (1,052,339)
Quest Diagnostics, Inc. (4,657) (836,537)
QuidelOrtho Corp. (4,834) (139,316)
Ralliant Corp. (999) (48,458)
Range Resources Corp. (18,150) (738,161)
RBC Bearings, Inc. (1,324) (509,475)
Repligen Corp. (8,294) (1,031,608)
Republic Services, Inc., Class A (3,102) (764,984)
Revvity, Inc. (3,242) (313,566)
RH (4,470) (844,875)
Rivian Automotive, Inc., Class A (10,797) (148,351)
RLI Corp. (6,641) (479,613)
Robinhood Markets, Inc., Class A (8,140) (762,148)
Rockwell Automation, Inc. (814) (270,386)
Roivant Sciences Ltd. (50,862) (573,215)
Roku, Inc., Class A (1,719) (151,083)
Ross Stores, Inc. (2,741) (349,697)
Royal Caribbean Cruises Ltd. (1,226) (383,910)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
Ryan Specialty Holdings, Inc.,
Class A (19,240) (1,308,128)
S&P Global, Inc. (903) (476,143)
Saia, Inc. (3,265) (894,577)
Samsara, Inc., Class A (1,841) (73,235)
Sarepta Therapeutics, Inc. (4,568) (78,113)
Schlumberger NV (18,266) (617,391)
Schneider Electric SE (2) (5,856) (1,572,247)
Sealed Air Corp. (5,133) (159,277)
Selective Insurance Group, Inc. (1,892) (163,942)
Sempra (5,406) (409,613)
SentinelOne, Inc., Class A (17,348) (317,121)
SharkNinja, Inc. (1,595) (157,889)
Sherwin-Williams Co. (The) (1,860) (638,650)
Shift4 Payments, Inc., Class A (1,930) (191,282)
Silicon Laboratories, Inc. (3,446) (507,803)
Simpson Manufacturing Co., Inc. (2,947) (457,699)
Sirius XM Holdings, Inc. (13,639) (313,288)
SiteOne Landscape Supply, Inc. (2,152) (260,263)
SLM Corp. (24,057) (788,829)
Snap, Inc., Class A (119,020) (1,034,284)
SoFi Technologies, Inc. (23,784) (433,107)
Somnigroup International, Inc. (17,147) (1,166,853)
Sonoco Products Co. (21,248) (925,563)
Sotera Health Co. (44,340) (493,061)
Southern Co. (The) (7,446) (683,766)
SouthState Corp. (4,642) (427,203)
Southwest Airlines Co. (41,146) (1,334,776)
Southwest Gas Holdings, Inc. (5,637) (419,336)
Spectrum Brands Holdings, Inc. (2,510) (133,030)
Starbucks Corp. (3,104) (284,420)
Stellantis NV (2) (55,130) (552,189)
Stryker Corp. (1,731) (684,836)
Super Micro Computer, Inc. (11,953) (585,817)
Synaptics, Inc. (2,900) (187,978)
Sysco Corp. (2,333) (176,701)
Take-Two Interactive Software, Inc. (2,354) (571,669)
Targa Resources Corp. (1,114) (193,925)
Teledyne Technologies, Inc. (628) (321,731)
Tesla, Inc. (2,494) (792,244)
Tetra Tech, Inc. (5,263) (189,257)
Texas Capital Bancshares, Inc. (6,433) (510,780)
Texas Instruments, Inc. (4,409) (915,397)
The Campbell's Co. (16,797) (514,828)
Thermo Fisher Scientific, Inc. (906) (367,347)
TJX Cos., Inc. (The) (4,358) (538,169)
Toast, Inc., Class A (11,257) (498,573)
TopBuild Corp. (1,634) (528,991)
Toro Co. (The) (4,260) (301,097)
TPG, Inc. (11,132) (583,873)
Tractor Supply Co. (7,325) (386,540)
Trade Desk, Inc. (The), Class A (5,532) (398,249)
TransDigm Group, Inc. (359) (545,910)
TransUnion (2,543) (223,784)
Trex Co., Inc. (21,303) (1,158,457)
Truist Financial Corp. (34,865) (1,498,846)
Twilio, Inc., Class A (1,778) (221,112)
Uber Technologies, Inc. (9,706) (905,570)
Ulta Beauty, Inc. (395) (184,789)
Ultragenyx Pharmaceutical, Inc. (9,870) (358,873)
INVESTMENTS SHARES VALUE ($)
United States - (79.7)% (continued)
UMB Financial Corp. (2,945) (309,696)
Under Armour, Inc., Class A (96,571) (659,580)
Union Pacific Corp. (1,538) (353,863)
United Parcel Service, Inc., Class
B (8,660) (874,140)
United Rentals, Inc. (582) (438,479)
UnitedHealth Group, Inc. (1,285) (400,881)
Unity Software, Inc. (12,753) (308,623)
UWM Holdings Corp., Class A (11,602) (48,032)
Vail Resorts, Inc. (1,309) (205,683)
Valaris Ltd. (15,193) (639,777)
Valvoline, Inc. (17,993) (681,395)
Vertex Pharmaceuticals, Inc. (813) (361,948)
Vertiv Holdings Co., Class A (7,595) (975,274)
VF Corp. (64,573) (758,733)
Viking Therapeutics, Inc. (3,384) (89,676)
Visa, Inc., Class A (1,475) (523,699)
Visteon Corp. (5,583) (520,894)
Vistra Corp. (1,885) (365,332)
Vulcan Materials Co. (4,797) (1,251,154)
Waste Connections, Inc. (2,415) (450,929)
Waste Management, Inc. (5,062) (1,158,287)
Watsco, Inc. (350) (154,567)
Weatherford International plc (8,610) (433,169)
WEC Energy Group, Inc. (7,043) (733,881)
Wells Fargo & Co. (9,415) (754,330)
Wendy's Co. (The) (9,785) (111,745)
West Pharmaceutical Services,
Inc. (1,240) (271,312)
Western Alliance Bancorp (6,621) (516,306)
Western Digital Corp. (5,981) (382,724)
WEX, Inc. (703) (103,264)
Whirlpool Corp. (4,850) (491,887)
White Mountains Insurance Group
Ltd. (393) (705,718)
Williams Cos., Inc. (The) (13,825) (868,348)
Willis Towers Watson plc (3,289) (1,008,079)
WillScot Holdings Corp. (22,132) (606,417)
Wingstop, Inc. (745) (250,871)
Wintrust Financial Corp. (2,979) (369,336)
Wolfspeed, Inc. (49,229) (19,633)
Workday, Inc., Class A (1,720) (412,800)
WW Grainger, Inc. (133) (138,352)
Wynn Resorts Ltd. (3,383) (316,886)
XPO, Inc. (7,804) (985,567)
Xylem, Inc. (5,351) (692,205)
Zebra Technologies Corp., Class A (975) (300,651)
Zillow Group, Inc., Class C (10,673) (747,644)
Zoetis, Inc., Class A (1,828) (285,077)
ZoomInfo Technologies, Inc., Class
A (13,003) (131,590)
Zscaler, Inc. (855) (268,419)
(248,607,444)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (35,268) (626,497)
TOTAL COMMON STOCKS
(Proceeds $(500,972,150))                                                     (442,932,305)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.7)%
Germany - ( 0 .7 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,735) (431,718)
Sartorius AG (Preference) (2) (4,222) (1,075,334)
Volkswagen AG (Preference) (2) (7,838) (828,582)
TOTAL PREFERRED STOCKS
(Proceeds $(3,195,749))                                                     (2,335,634)
NO. OF
WARRANTS
WARRANTS - (0.0)% †
Canada - ( 0 .0 ) % †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (5,969)
TOTAL SHORT POSITIONS
(Proceeds $(504,167,899)) (445,273,908)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.1%
(Cost $58,696,867) 275,198,895
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.9% ‡ 37,282,477
NET ASSETS - 100.0% 312,481,372
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,909,698 3 .8%
Consumer Discretionary (7,761,846) ( 2 .5 )
Consumer Staples 4,083,732 1 .3
Energy (8,411,320) ( 2 .7 )
Financials 32,092,610 10 .3
Health Care 4,386,335 1 .4
Industrials 15,118,090 4 .9
Information Technology 13,417,727 4 .3
Materials (9,236,142) ( 3 .0 )
Real Estate (1,444,253) ( 0 .5 )
Utilities 6,639,975 2 .2
Investment Companies 182,627,629 58 .4
U.S. Treasury Obligations 31,776,660 10 .2
Total Investments In Securities
At Value 275,198,895 88 .1
Other Assets in Excess of
Liabilities ‡ 37,282,477 11 .9
Net Assets
$ 312,481,372 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $490,708,909, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $81,937,024.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $5,776,150 of investment in securities and
$(6,342,403) of securities sold short, which represents 1.85% and (2.03)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $(7,903) of securities sold short, which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 52,500,000 $ (35,174) $ 69,715 $ 34,541
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 87,000,000 (66,595) 123,834 57,239
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 7,300,000 6,149 (1,925) 4,224

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 900,000 $ (23) $ 543 $ 520
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 1,000,000 2,477 527 3,004
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 9,300,000 (68,368) 96,304 27,936
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 10,600,000 28,244 (3,850) 24,394
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 10,600,000 28,244 (3,850) 24,394
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 14,300,000 139,510 237,083 376,593
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 14,300,000 138,189 238,405 376,594
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 8,900,000 125,172 105,525 230,697
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 9,000,000 126,925 106,363 233,288
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 300,000 (423) 525 102
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 200,000 (282) 350 68
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 9,980,900,000 362,142 (50,562) 311,580
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 9,980,900,000 215,393 96,188 311,581
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 686,900,000 14,863 2,199 17,062
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 686,800,000 14,861 2,198 17,059
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 43,200,000 116,128 30,985 147,113
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 162,600,000 437,016 116,701 553,717
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 17,300,000 31,779 18,650 50,429
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 29,800,000 38,920 47,947 86,867
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 12,500,000 105,954 169,890 275,844
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 12,600,000 87,973 190,078 278,051
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 6,400,000 104,530 25,262 129,792
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 6,500,000 101,446 30,374 131,820
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 2,100,000 3,891 (2,011) 1,880
Receive 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 71,900,000 117,049 (16,732) 100,317
Receive 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 87,500,000 141,317 (19,233) 122,084
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 39,600,000 82,150 (30,846) 51,304
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 39,500,000 83,727 (32,552) 51,175
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 12,100,000 100,476 59,215 159,691
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 12,100,000 100,509 59,181 159,690
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 3,900,000 42,038 21,151 63,189
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 4,000,000 43,333 21,477 64,810
2,769,540 1,709,109 4,478,649
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 5,100,000 (37,786) 32,464 (5,322)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 5,200,000 (37,873) 32,446 (5,427)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 700,000 (6,856) 6,721 (135)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 700,000 (6,773) 6,638 (135)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 1,600,000 (12,763) 8,990 (3,773)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 1,600,000 (12,728) 8,955 (3,773)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 89,400,000 53,287 (61,871) (8,584)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 89,400,000 (221,410) 212,827 (8,583)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 35,600,000 (6,516) (17,520) (24,036)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 35,700,000 (6,536) (17,567) (24,103)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 6,200,000 (15,475) 9,989 (5,486)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 6,100,000 (139,468) 134,070 (5,398)
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 99,900,000 (278,764) (4,304) (283,068)
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 99,900,000 (278,632) (4,436) (283,068)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 62,900,000 (99,661) (209,266) (308,927)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 62,800,000 (101,439) (206,997) (308,436)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 2,059,600,000 (345,311) (7,761) (353,072)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 2,059,700,000 (345,328) (7,761) (353,089)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 373,300,000 (42,009) (12,780) (54,789)
Receive 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 170,300,000 41,004 (91,160) (50,156)
Receive 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 170,300,000 41,004 (91,160) (50,156)
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 41,000,000 7,215 (18,186) (10,971)
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 41,000,000 7,215 (18,186) (10,971)
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 321,500,000 (4,767) (141,319) (146,086)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 321,500,000 $ (2,195) $ (143,890) $ (146,085)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 98,300,000 (7,006) (58,736) (65,742)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 98,300,000 (4,197) (61,545) (65,742)
(1,863,768) (721,345) (2,585,113)
$ 905,772 $ 987,764 $ 1,893,536
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 07/18/2025 EUR (11,522,196) $ 100,925
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 59,615,907 8,311
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 09/11/2025 KRW 1,872,675,000 88,359
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/16/2025 TWD 22,144,000 13,497
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/19/2025 PLN 1,469,520 18,472

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%)
Monthly BANA 09/17/2025 AUD (573,452) $ 2,456
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly BANA 09/17/2025 BRL 3,136,203 8,775
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.20%)
Monthly BANA 09/17/2025 CHF (266,431) 10,150
Total unrealized appreciation 250,945
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2025 HKD 11,269,700 (17,535)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 07/30/2025 HKD 84,522,750 (126,756)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/19/2025 CHF 5,712,480 (66,518)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.70%)
Monthly BANA 09/17/2025 CAD (162,905) (1,693)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly BANA 09/17/2025 MXN 11,328,601 (3,482)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.05%)
Monthly BANA 09/17/2025 SGD (2,444,904) (24,230)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.90%)
Monthly BANA 09/17/2025 ILS (2,235,941) $ (52,898)
Total unrealized depreciation (293,112)
Net unrealized depreciation $ (42,167)
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 166 7/2025 USD $ 11,078,840 $ (1,061,190)
Hang Seng Index 30 7/2025 HKD 4,602,068 (34,641)
HSCEI 48 7/2025 HKD 2,650,412 (31,213)
IBEX 35 Index 236 7/2025 EUR 38,699,295 246,068
IFSC NIFTY 50 Index 44 7/2025 USD 2,252,888 31,030
LME Aluminum Base Metal 2 7/2025 USD 129,711 7,429
LME Aluminum Base Metal 2 7/2025 USD 129,733 7,793
LME Aluminum Base Metal 2 7/2025 USD 129,890 10,704
LME Aluminum Base Metal 1 7/2025 USD 64,945 5,724
LME Aluminum Base Metal 1 7/2025 USD 64,920 5,593
LME Aluminum Base Metal 1 7/2025 USD 64,877 4,287
LME Aluminum Base Metal 1 7/2025 USD 64,945 5,192
LME Aluminum Base Metal 1 7/2025 USD 64,861 4,071
LME Aluminum Base Metal 1 7/2025 USD 64,865 4,178
LME Aluminum Base Metal 6 7/2025 USD 389,629 32,612
LME Aluminum Base Metal 4 7/2025 USD 259,657 9,320
LME Aluminum Base Metal 4 7/2025 USD 259,780 19,258
LME Aluminum Base Metal 9 7/2025 USD 584,341 27,020
LME Aluminum Base Metal 16 7/2025 USD 1,038,960 110,874
LME Aluminum Base Metal 8 7/2025 USD 519,520 44,148
LME Aluminum Base Metal 8 7/2025 USD 519,530 46,106
LME Copper Base Metal 3 7/2025 USD 745,892 61,877
LME Copper Base Metal 1 7/2025 USD 248,956 19,661
LME Copper Base Metal 1 7/2025 USD 249,256 21,320
LME Copper Base Metal 1 7/2025 USD 247,831 17,604
LME Copper Base Metal 4 7/2025 USD 997,523 103,556
LME Copper Base Metal 2 7/2025 USD 500,024 60,101
LME Copper Base Metal 2 7/2025 USD 499,424 66,419
LME Copper Base Metal 2 7/2025 USD 498,312 37,191
LME Copper Base Metal 6 7/2025 USD 1,507,603 53,038
LME Copper Base Metal 7 7/2025 USD 1,736,084 102,960
LME Copper Base Metal 7 7/2025 USD 1,752,709 225,347
LME Lead Base Metal 2 7/2025 USD 101,059 7,154
LME Lead Base Metal 3 7/2025 USD 151,645 10,262
LME Lead Base Metal 1 7/2025 USD 50,696 1,463
LME Lead Base Metal 1 7/2025 USD 50,698 2,470
LME Lead Base Metal 1 7/2025 USD 50,694 1,621
LME Lead Base Metal 1 7/2025 USD 50,719 1,835

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 5 7/2025 USD $ 252,835 $ 20,259
LME Nickel Base Metal 1 7/2025 USD 90,224 2,861
LME Nickel Base Metal 1 7/2025 USD 90,369 (3,617)
LME Nickel Base Metal 1 7/2025 USD 90,455 (3,621)
LME Nickel Base Metal 1 7/2025 USD 90,345 (3,187)
LME Nickel Base Metal 1 7/2025 USD 90,118 (6,395)
LME Nickel Base Metal 1 7/2025 USD 90,496 (3,411)
LME Nickel Base Metal 1 7/2025 USD 90,523 (2,583)
LME Nickel Base Metal 1 7/2025 USD 90,359 (3,285)
LME Nickel Base Metal 1 7/2025 USD 90,423 (3,680)
LME Nickel Base Metal 2 7/2025 USD 180,519 3,113
LME Nickel Base Metal 2 7/2025 USD 180,555 (1,675)
LME Nickel Base Metal 2 7/2025 USD 180,271 (10,247)
LME Nickel Base Metal 2 7/2025 USD 180,413 7,212
LME Nickel Base Metal 2 7/2025 USD 180,867 (8,150)
LME Nickel Base Metal 2 7/2025 USD 180,889 (8,147)
LME Zinc Base Metal 1 7/2025 USD 68,716 2,413
LME Zinc Base Metal 1 7/2025 USD 68,603 3,500
LME Zinc Base Metal 1 7/2025 USD 68,631 4,767
LME Zinc Base Metal 1 7/2025 USD 68,574 2,696
LME Zinc Base Metal 1 7/2025 USD 68,562 2,559
LME Zinc Base Metal 1 7/2025 USD 68,646 2,928
LME Zinc Base Metal 1 7/2025 USD 68,731 4,328
LME Zinc Base Metal 1 7/2025 USD 68,580 2,045
LME Zinc Base Metal 2 7/2025 USD 137,404 4,841
LME Zinc Base Metal 2 7/2025 USD 137,246 5,177
LME Zinc Base Metal 2 7/2025 USD 137,063 (3,178)
LME Zinc Base Metal 2 7/2025 USD 137,202 3,385
LME Zinc Base Metal 2 7/2025 USD 137,289 7,200
LME Zinc Base Metal 2 7/2025 USD 137,320 3,464
LME Zinc Base Metal 2 7/2025 USD 137,419 9,190
OMXS30 Index 103 7/2025 SEK 2,714,108 26,094
SGX FTSE China A50 Index 210 7/2025 USD 2,811,480 (30,909)
SGX FTSE Taiwan Index 117 7/2025 USD 8,533,980 25,565
WTI Crude Oil 666 7/2025 USD 43,363,260 (878,870)
100 oz Gold 19 8/2025 USD 6,284,630 (69,510)
Feeder Cattle 3 8/2025 USD 466,013 14,288
Lean Hogs 30 8/2025 USD 1,290,000 (38,417)
Live Cattle 47 8/2025 USD 4,020,850 70,426
LME Aluminum Base Metal 1 8/2025 USD 64,910 4,951
LME Aluminum Base Metal 1 8/2025 USD 64,952 2,657
LME Aluminum Base Metal 2 8/2025 USD 129,832 9,345
LME Aluminum Base Metal 2 8/2025 USD 129,751 5,868
LME Aluminum Base Metal 2 8/2025 USD 129,878 6,548
LME Aluminum Base Metal 3 8/2025 USD 194,908 10,887
LME Aluminum Base Metal 3 8/2025 USD 194,844 5,243
LME Aluminum Base Metal 4 8/2025 USD 259,554 12,468
LME Aluminum Base Metal 4 8/2025 USD 259,473 17,164
LME Aluminum Base Metal 8 8/2025 USD 519,156 26,320
LME Copper Base Metal 1 8/2025 USD 247,175 7,054
LME Copper Base Metal 1 8/2025 USD 247,167 6,872
LME Copper Base Metal 1 8/2025 USD 247,734 10,100
LME Copper Base Metal 1 8/2025 USD 247,685 9,938
LME Copper Base Metal 1 8/2025 USD 247,743 10,974
LME Copper Base Metal 2 8/2025 USD 495,494 14,223
LME Copper Base Metal 2 8/2025 USD 495,412 25,985
LME Copper Base Metal 2 8/2025 USD 494,419 21,264

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 4 8/2025 USD $ 991,323 $ 57,309
LME Copper Base Metal 4 8/2025 USD 991,123 44,081
LME Lead Base Metal 3 8/2025 USD 152,210 5,472
LME Lead Base Metal 1 8/2025 USD 50,918 1,217
LME Lead Base Metal 1 8/2025 USD 50,906 1,008
LME Lead Base Metal 1 8/2025 USD 50,903 1,075
LME Lead Base Metal 1 8/2025 USD 50,886 2,401
LME Lead Base Metal 1 8/2025 USD 50,897 1,034
LME Nickel Base Metal 1 8/2025 USD 90,698 (3,522)
LME Nickel Base Metal 1 8/2025 USD 90,799 (1,934)
LME Nickel Base Metal 1 8/2025 USD 90,617 (3,260)
LME Nickel Base Metal 1 8/2025 USD 90,741 (3,192)
LME Nickel Base Metal 2 8/2025 USD 181,680 (4,698)
LME Nickel Base Metal 2 8/2025 USD 181,626 (5,220)
LME Nickel Base Metal 4 8/2025 USD 363,776 (5,416)
LME Zinc Base Metal 4 8/2025 USD 274,773 5,335
LME Zinc Base Metal 6 8/2025 USD 412,303 5,702
LME Zinc Base Metal 2 8/2025 USD 137,235 5,929
LME Zinc Base Metal 2 8/2025 USD 137,268 6,897
LME Zinc Base Metal 2 8/2025 USD 137,127 6,896
LME Zinc Base Metal 2 8/2025 USD 137,397 2,395
LME Zinc Base Metal 2 8/2025 USD 137,202 5,796
LME Zinc Base Metal 2 8/2025 USD 137,401 2,370
LME Zinc Base Metal 3 8/2025 USD 206,095 4,771
LME Zinc Base Metal 3 8/2025 USD 206,152 (1,028)
LME Zinc Base Metal 3 8/2025 USD 206,152 4,524
LME Zinc Base Metal 3 8/2025 USD 206,152 3,683
Low Sulphur Gasoil 183 8/2025 USD 12,096,300 65,820
Australia 10 Year Bond 687 9/2025 AUD 51,864,801 453,883
Australia 3 Year Bond 187 9/2025 AUD 13,263,778 51,379
Canada 10 Year Bond 646 9/2025 CAD 57,918,223 425,778
Cocoa 9 9/2025 GBP 733,695 (60,118)
Cocoa 9 9/2025 USD 810,000 (22,437)
Coffee 'C' 28 9/2025 USD 3,151,050 (613,567)
DJIA CBOT E-Mini Index 3 9/2025 USD 665,835 22,064
Euro STOXX 50 Index 123 9/2025 EUR 7,718,176 28,281
Euro-Bobl 129 9/2025 EUR 17,885,168 (52,885)
Euro-BTP 163 9/2025 EUR 23,236,548 77,484
Euro-Bund 619 9/2025 EUR 94,957,341 (399,795)
Euro-Buxl 50 9/2025 EUR 6,995,845 (105,461)
Euro-OAT 162 9/2025 EUR 23,635,944 (151,869)
FTSE 100 Index 123 9/2025 GBP 14,839,836 (47,751)
FTSE/MIB Index 68 9/2025 EUR 15,960,846 168,922
KOSPI 200 Index 47 9/2025 KRW 3,623,120 132,163
LME Aluminum Base Metal 1 9/2025 USD 64,947 3,682
LME Aluminum Base Metal 1 9/2025 USD 64,964 2,931
LME Aluminum Base Metal 1 9/2025 USD 64,977 3,373
LME Aluminum Base Metal 4 9/2025 USD 259,769 2,826
LME Aluminum Base Metal 3 9/2025 USD 194,827 1,460
LME Aluminum Base Metal 3 9/2025 USD 194,958 7,553
LME Aluminum Base Metal 7 9/2025 USD 454,037 2,868
LME Aluminum Base Metal 2 9/2025 USD 129,878 7,273
LME Aluminum Base Metal 2 9/2025 USD 129,903 2,633
LME Aluminum Base Metal 2 9/2025 USD 129,966 4,164
LME Aluminum Base Metal 2 9/2025 USD 129,960 5,788
LME Aluminum Base Metal 9 9/2025 USD 584,480 7,000
LME Aluminum Base Metal 36 9/2025 USD 2,340,054 44,457

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 9/2025 USD $ 493,546 $ 6,791
LME Copper Base Metal 3 9/2025 USD 741,519 18,286
LME Copper Base Metal 1 9/2025 USD 247,207 7,392
LME Copper Base Metal 1 9/2025 USD 246,773 6,133
LME Copper Base Metal 1 9/2025 USD 247,178 5,925
LME Copper Base Metal 1 9/2025 USD 246,773 4,245
LME Copper Base Metal 1 9/2025 USD 247,215 8,287
LME Copper Base Metal 1 9/2025 USD 247,183 3,180
LME Copper Base Metal 1 9/2025 USD 247,198 4,320
LME Copper Base Metal 56 9/2025 USD 13,835,752 408,035
LME Lead Base Metal 1 9/2025 USD 51,117 1,027
LME Lead Base Metal 1 9/2025 USD 51,122 1,769
LME Lead Base Metal 12 9/2025 USD 613,611 18,979
LME Nickel Base Metal 2 9/2025 USD 182,404 3,706
LME Nickel Base Metal 3 9/2025 USD 273,525 (4,059)
LME Nickel Base Metal 1 9/2025 USD 91,015 (2,108)
LME Nickel Base Metal 1 9/2025 USD 91,055 (2,128)
LME Nickel Base Metal 1 9/2025 USD 90,994 (1,518)
LME Nickel Base Metal 1 9/2025 USD 91,005 (1,698)
LME Nickel Base Metal 1 9/2025 USD 90,984 (1,771)
LME Nickel Base Metal 1 9/2025 USD 91,193 2,151
LME Zinc Base Metal 1 9/2025 USD 68,742 789
LME Zinc Base Metal 1 9/2025 USD 68,780 2,177
LME Zinc Base Metal 1 9/2025 USD 68,776 2,672
LME Zinc Base Metal 3 9/2025 USD 206,235 8,451
LME Zinc Base Metal 4 9/2025 USD 275,136 12,724
LME Zinc Base Metal 2 9/2025 USD 137,540 1,934
LME Zinc Base Metal 2 9/2025 USD 137,459 2,828
LME Zinc Base Metal 2 9/2025 USD 137,509 4,053
LME Zinc Base Metal 2 9/2025 USD 137,487 2,557
LME Zinc Base Metal 2 9/2025 USD 137,487 282
LME Zinc Base Metal 2 9/2025 USD 137,540 4,634
LME Zinc Base Metal 40 9/2025 USD 2,752,680 54,240
Long Gilt 358 9/2025 GBP 45,750,150 605,591
MSCI EAFE Index 4 9/2025 USD 536,340 6,189
MSCI Emerging Markets Index 47 9/2025 USD 2,898,725 64,052
NASDAQ 100 E-Mini Index 3 9/2025 USD 1,373,595 61,413
Palladium 1 9/2025 USD 110,710 4,317
Russell 2000 E-Mini Index 52 9/2025 USD 5,698,420 158,414
S&P 500 E-Mini Index 170 9/2025 USD 53,156,875 1,755,764
S&P Midcap 400 E-Mini Index 15 9/2025 USD 4,688,250 117,883
SPI 200 Index 112 9/2025 AUD 15,732,154 79,934
Sugar No. 11 142 9/2025 USD 2,576,448 (106,926)
U.S. Treasury 5 Year Note 268 9/2025 USD 29,218,281 297,345
U.S. Treasury Long Bond 69 9/2025 USD 7,960,875 169,137
U.S. Treasury Ultra Bond 44 9/2025 USD 5,234,625 134,742
Wheat 35 9/2025 USD 941,937 (29,879)
3 Month Euro Euribor 34 12/2025 EUR 9,831,848 (4,744)
90-Day Australian Bank Bill 13 12/2025 AUD 8,491,461 2,193
90-Day New Zealand Bill 7 12/2025 NZD 4,234,793 166
Soybean Oil 77 12/2025 USD 2,437,050 203,557
3 Month CORRA 29 3/2026 CAD 5,197,586 (1,400)
3 Month Euro Euribor 68 3/2026 EUR 19,668,702 (14,552)
3 Month SARON 18 3/2026 CHF 5,682,211 (8,001)
3 Month SONIA 21 3/2026 GBP 6,946,621 8,227
90-Day Australian Bank Bill 27 3/2026 AUD 17,639,997 8,022
90-Day New Zealand Bill 7 3/2026 NZD 4,235,000 400

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month CORRA 18 6/2026 CAD $ 3,226,914 $ 209
3 Month Euro Euribor 71 6/2026 EUR 20,533,303 (12,565)
3 Month SARON 14 6/2026 CHF 4,420,379 (4,837)
3 Month SONIA 35 6/2026 GBP 11,595,718 17,725
90-Day Australian Bank Bill 78 6/2026 AUD 50,961,239 11,257
90-Day New Zealand Bill 7 6/2026 NZD 4,234,482 845
3 Month CORRA 11 9/2026 CAD 1,971,801 (2,310)
3 Month Euro Euribor 35 9/2026 EUR 10,117,413 (4,918)
3 Month SARON 16 9/2026 CHF 5,050,854 (7,667)
3 Month SONIA 38 9/2026 GBP 12,598,765 28,004
90-Day Australian Bank Bill 17 9/2026 AUD 11,106,393 1,859
3 Month CORRA 9 12/2026 CAD 1,612,548 189
3 Month Euro Euribor 36 12/2026 EUR 10,400,121 (4,050)
3 Month SARON 10 12/2026 CHF 3,155,523 (4,164)
3 Month SOFR 5 12/2026 USD 1,211,750 842
3 Month SONIA 22 12/2026 GBP 7,295,532 20,313
3 Month Euro Euribor 37 3/2027 EUR 10,680,841 (2,819)
3 Month SOFR 7 3/2027 USD 1,696,975 3,494
3 Month SONIA 22 3/2027 GBP 7,294,777 21,675
3 Month Euro Euribor 37 6/2027 EUR 10,672,669 (6,166)
3 Month SOFR 9 6/2027 USD 2,181,600 5,098
3 Month SONIA 21 6/2027 GBP 6,961,034 16,518
3 Month SOFR 9 9/2027 USD 2,180,475 4,874
3 Month SONIA 21 9/2027 GBP 6,958,512 16,351
Total of long contracts 4,048,942
Short Contracts
CAC 40 10 Euro Index (362) 7/2025 EUR (32,706,253) 5,443
LME Aluminum Base Metal (1) 7/2025 USD (64,945) (5,818)
LME Aluminum Base Metal (1) 7/2025 USD (64,920) (5,484)
LME Aluminum Base Metal (1) 7/2025 USD (64,877) (4,415)
LME Aluminum Base Metal (1) 7/2025 USD (64,945) (5,182)
LME Aluminum Base Metal (1) 7/2025 USD (64,861) (4,164)
LME Aluminum Base Metal (1) 7/2025 USD (64,865) (3,893)
LME Aluminum Base Metal (2) 7/2025 USD (129,733) (7,722)
LME Aluminum Base Metal (2) 7/2025 USD (129,890) (10,752)
LME Aluminum Base Metal (2) 7/2025 USD (129,711) (7,718)
LME Aluminum Base Metal (6) 7/2025 USD (389,629) (32,479)
LME Aluminum Base Metal (4) 7/2025 USD (259,780) (19,827)
LME Aluminum Base Metal (4) 7/2025 USD (259,657) (10,094)
LME Aluminum Base Metal (9) 7/2025 USD (584,341) (30,426)
LME Aluminum Base Metal (8) 7/2025 USD (519,520) (43,447)
LME Aluminum Base Metal (8) 7/2025 USD (519,530) (44,215)
LME Aluminum Base Metal (16) 7/2025 USD (1,038,960) (113,193)
LME Copper Base Metal (1) 7/2025 USD (247,831) (16,833)
LME Copper Base Metal (1) 7/2025 USD (249,256) (20,808)
LME Copper Base Metal (1) 7/2025 USD (248,956) (19,583)
LME Copper Base Metal (3) 7/2025 USD (745,892) (61,638)
LME Copper Base Metal (4) 7/2025 USD (997,523) (101,498)
LME Copper Base Metal (2) 7/2025 USD (498,312) (35,317)
LME Copper Base Metal (2) 7/2025 USD (500,024) (61,150)
LME Copper Base Metal (2) 7/2025 USD (499,424) (68,739)
LME Copper Base Metal (6) 7/2025 USD (1,507,604) (52,982)
LME Copper Base Metal (7) 7/2025 USD (1,736,084) (105,698)
LME Copper Base Metal (7) 7/2025 USD (1,752,709) (219,595)
LME Lead Base Metal (2) 7/2025 USD (101,059) (7,081)
LME Lead Base Metal (3) 7/2025 USD (151,645) (10,917)
LME Lead Base Metal (1) 7/2025 USD (50,696) (1,499)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 7/2025 USD $ (50,698) $ (2,251)
LME Lead Base Metal (1) 7/2025 USD (50,694) (1,647)
LME Lead Base Metal (1) 7/2025 USD (50,719) (1,972)
LME Lead Base Metal (5) 7/2025 USD (252,835) (21,440)
LME Nickel Base Metal (1) 7/2025 USD (90,224) (3,466)
LME Nickel Base Metal (1) 7/2025 USD (90,455) 3,892
LME Nickel Base Metal (1) 7/2025 USD (90,359) 3,608
LME Nickel Base Metal (1) 7/2025 USD (90,423) 4,200
LME Nickel Base Metal (1) 7/2025 USD (90,345) 3,615
LME Nickel Base Metal (1) 7/2025 USD (90,369) 3,228
LME Nickel Base Metal (1) 7/2025 USD (90,118) 6,079
LME Nickel Base Metal (1) 7/2025 USD (90,496) 3,792
LME Nickel Base Metal (1) 7/2025 USD (90,523) 3,014
LME Nickel Base Metal (2) 7/2025 USD (180,519) (2,685)
LME Nickel Base Metal (2) 7/2025 USD (180,555) 2,439
LME Nickel Base Metal (2) 7/2025 USD (180,867) 7,947
LME Nickel Base Metal (2) 7/2025 USD (180,889) 8,705
LME Nickel Base Metal (2) 7/2025 USD (180,271) 9,479
LME Nickel Base Metal (2) 7/2025 USD (180,413) (7,247)
LME Zinc Base Metal (1) 7/2025 USD (68,716) (2,782)
LME Zinc Base Metal (1) 7/2025 USD (68,603) (3,092)
LME Zinc Base Metal (1) 7/2025 USD (68,631) (4,790)
LME Zinc Base Metal (1) 7/2025 USD (68,646) (2,749)
LME Zinc Base Metal (1) 7/2025 USD (68,731) (4,362)
LME Zinc Base Metal (1) 7/2025 USD (68,580) (2,127)
LME Zinc Base Metal (1) 7/2025 USD (68,574) (2,634)
LME Zinc Base Metal (1) 7/2025 USD (68,562) (2,775)
LME Zinc Base Metal (2) 7/2025 USD (137,404) (5,237)
LME Zinc Base Metal (2) 7/2025 USD (137,246) (4,795)
LME Zinc Base Metal (2) 7/2025 USD (137,063) 2,498
LME Zinc Base Metal (2) 7/2025 USD (137,202) (3,681)
LME Zinc Base Metal (2) 7/2025 USD (137,289) (6,881)
LME Zinc Base Metal (2) 7/2025 USD (137,320) (4,224)
LME Zinc Base Metal (2) 7/2025 USD (137,419) (8,442)
MSCI Singapore Index (187) 7/2025 SGD (6,048,270) (64,535)
Natural Gas (11) 7/2025 USD (380,160) 22,826
NY Harbor ULSD (75) 7/2025 USD (7,170,345) 484,072
RBOB Gasoline (238) 7/2025 USD (20,712,712) 135,484
LME Aluminum Base Metal (1) 8/2025 USD (64,910) (5,049)
LME Aluminum Base Metal (1) 8/2025 USD (64,952) (2,505)
LME Aluminum Base Metal (2) 8/2025 USD (129,832) (9,528)
LME Aluminum Base Metal (2) 8/2025 USD (129,751) (5,583)
LME Aluminum Base Metal (2) 8/2025 USD (129,877) (6,080)
LME Aluminum Base Metal (3) 8/2025 USD (194,908) (10,507)
LME Aluminum Base Metal (3) 8/2025 USD (194,844) (5,853)
LME Aluminum Base Metal (4) 8/2025 USD (259,554) (13,290)
LME Aluminum Base Metal (4) 8/2025 USD (259,473) (17,197)
LME Aluminum Base Metal (8) 8/2025 USD (519,156) (26,906)
LME Copper Base Metal (1) 8/2025 USD (247,175) (7,078)
LME Copper Base Metal (1) 8/2025 USD (247,167) (6,170)
LME Copper Base Metal (1) 8/2025 USD (247,734) (10,712)
LME Copper Base Metal (1) 8/2025 USD (247,685) (10,275)
LME Copper Base Metal (1) 8/2025 USD (247,743) (10,996)
LME Copper Base Metal (2) 8/2025 USD (495,494) (13,699)
LME Copper Base Metal (2) 8/2025 USD (495,412) (28,067)
LME Copper Base Metal (2) 8/2025 USD (494,419) (20,259)
LME Copper Base Metal (4) 8/2025 USD (991,323) (57,459)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 8/2025 USD $ (991,123) $ (49,634)
LME Lead Base Metal (3) 8/2025 USD (152,210) (5,168)
LME Lead Base Metal (1) 8/2025 USD (50,918) (1,208)
LME Lead Base Metal (1) 8/2025 USD (50,906) (1,034)
LME Lead Base Metal (1) 8/2025 USD (50,903) (1,093)
LME Lead Base Metal (1) 8/2025 USD (50,886) (2,513)
LME Lead Base Metal (1) 8/2025 USD (50,897) (1,037)
LME Nickel Base Metal (1) 8/2025 USD (90,698) 3,829
LME Nickel Base Metal (1) 8/2025 USD (90,799) 2,185
LME Nickel Base Metal (1) 8/2025 USD (90,617) 3,400
LME Nickel Base Metal (1) 8/2025 USD (90,741) 3,113
LME Nickel Base Metal (2) 8/2025 USD (181,680) 3,924
LME Nickel Base Metal (2) 8/2025 USD (181,626) 4,386
LME Nickel Base Metal (4) 8/2025 USD (363,776) 3,792
LME Zinc Base Metal (4) 8/2025 USD (274,773) (5,465)
LME Zinc Base Metal (6) 8/2025 USD (412,303) (6,420)
LME Zinc Base Metal (2) 8/2025 USD (137,235) (5,916)
LME Zinc Base Metal (2) 8/2025 USD (137,268) (6,851)
LME Zinc Base Metal (2) 8/2025 USD (137,127) (7,250)
LME Zinc Base Metal (2) 8/2025 USD (137,397) (2,103)
LME Zinc Base Metal (2) 8/2025 USD (137,202) (5,451)
LME Zinc Base Metal (2) 8/2025 USD (137,401) (2,519)
LME Zinc Base Metal (3) 8/2025 USD (206,095) (3,904)
LME Zinc Base Metal (3) 8/2025 USD (206,152) 808
LME Zinc Base Metal (3) 8/2025 USD (206,152) (4,051)
LME Zinc Base Metal (3) 8/2025 USD (206,152) (4,011)
Copper (7) 9/2025 USD (889,438) (28,650)
Corn (477) 9/2025 USD (9,760,612) 366,101
DAX Index (16) 9/2025 EUR (11,331,408) (258,029)
Euro-Schatz (119) 9/2025 EUR (15,033,180) (183)
FTSE/JSE Top 40 Index (77) 9/2025 ZAR (3,904,813) (37,243)
Japan 10 Year Bond (11) 9/2025 JPY (10,623,034) (39,729)
KC HRW Wheat (29) 9/2025 USD (763,787) 20,025
LME Aluminum Base Metal (1) 9/2025 USD (64,947) (3,582)
LME Aluminum Base Metal (1) 9/2025 USD (64,964) (3,017)
LME Aluminum Base Metal (1) 9/2025 USD (64,977) (3,463)
LME Aluminum Base Metal (4) 9/2025 USD (259,769) (2,081)
LME Aluminum Base Metal (3) 9/2025 USD (194,827) (2,548)
LME Aluminum Base Metal (3) 9/2025 USD (194,958) (7,042)
LME Aluminum Base Metal (7) 9/2025 USD (454,037) (3,283)
LME Aluminum Base Metal (2) 9/2025 USD (129,878) (7,908)
LME Aluminum Base Metal (2) 9/2025 USD (129,903) (2,834)
LME Aluminum Base Metal (2) 9/2025 USD (129,966) (4,470)
LME Aluminum Base Metal (2) 9/2025 USD (129,960) (6,065)
LME Aluminum Base Metal (9) 9/2025 USD (584,480) (6,906)
LME Aluminum Base Metal (23) 9/2025 USD (1,495,034) (74,450)
LME Copper Base Metal (2) 9/2025 USD (493,546) (7,995)
LME Copper Base Metal (3) 9/2025 USD (741,519) (17,925)
LME Copper Base Metal (1) 9/2025 USD (247,207) (7,043)
LME Copper Base Metal (1) 9/2025 USD (246,773) (5,831)
LME Copper Base Metal (1) 9/2025 USD (247,178) (5,340)
LME Copper Base Metal (1) 9/2025 USD (246,773) (4,171)
LME Copper Base Metal (1) 9/2025 USD (247,215) (7,655)
LME Copper Base Metal (1) 9/2025 USD (247,183) (3,124)
LME Copper Base Metal (1) 9/2025 USD (247,198) (3,800)
LME Copper Base Metal (11) 9/2025 USD (2,717,737) (53,760)
LME Lead Base Metal (1) 9/2025 USD (51,117) (1,016)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 9/2025 USD $ (51,122) $ (1,676)
LME Lead Base Metal (4) 9/2025 USD (204,537) (5,968)
LME Nickel Base Metal (2) 9/2025 USD (182,404) (3,197)
LME Nickel Base Metal (1) 9/2025 USD (91,015) 1,960
LME Nickel Base Metal (1) 9/2025 USD (90,994) 1,433
LME Nickel Base Metal (1) 9/2025 USD (91,005) 1,645
LME Nickel Base Metal (1) 9/2025 USD (90,984) 1,323
LME Nickel Base Metal (1) 9/2025 USD (91,193) (2,258)
LME Nickel Base Metal (1) 9/2025 USD (91,055) 1,840
LME Nickel Base Metal (11) 9/2025 USD (1,002,925) 4,072
LME Zinc Base Metal (1) 9/2025 USD (68,742) (1,044)
LME Zinc Base Metal (1) 9/2025 USD (68,780) (2,059)
LME Zinc Base Metal (1) 9/2025 USD (68,776) (2,573)
LME Zinc Base Metal (3) 9/2025 USD (206,235) (8,221)
LME Zinc Base Metal (4) 9/2025 USD (275,136) (12,916)
LME Zinc Base Metal (2) 9/2025 USD (137,540) (2,630)
LME Zinc Base Metal (2) 9/2025 USD (137,459) (2,926)
LME Zinc Base Metal (2) 9/2025 USD (137,509) (4,056)
LME Zinc Base Metal (2) 9/2025 USD (137,487) (2,238)
LME Zinc Base Metal (2) 9/2025 USD (137,487) (65)
LME Zinc Base Metal (2) 9/2025 USD (137,540) (4,226)
LME Zinc Base Metal (22) 9/2025 USD (1,513,974) (46,277)
MEX BOLSA Index (16) 9/2025 MXN (496,384) (3,042)
Nikkei 225 Index (6) 9/2025 JPY (1,687,858) (93,654)
S&P/TSX 60 Index (31) 9/2025 CAD (7,284,744) (95,134)
SET50 Index (203) 9/2025 THB (877,848) 15,169
Silver (11) 9/2025 USD (1,989,460) 18,015
TOPIX Index (55) 9/2025 JPY (10,906,045) (269,053)
U.S. Treasury 10 Year Note (435) 9/2025 USD (48,781,172) (426,454)
U.S. Treasury 2 Year Note (20) 9/2025 USD (4,160,781) (11,134)
Platinum (13) 10/2025 USD (872,950) (35,623)
Soybean (211) 11/2025 USD (10,834,850) 44,971
Cotton No. 2 (26) 12/2025 USD (885,690) (3,066)
Soybean Meal (65) 12/2025 USD (1,880,450) 90,541
3 Month SOFR (7) 3/2026 USD (1,685,862) (3,334)
Total of short contracts (2,027,936)
Net unrealized appreciation $ 2,021,006
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 27,760,579 USD 17,966,400 CITI 9/17/2025 $ 333,961
AUD 27,760,586 USD 17,966,351 JPMC 9/17/2025 334,014
BRL 61,875,550 USD 10,731,074 CITI
**
9/17/2025 436,360
BRL 61,875,550 USD 10,731,047 JPMC
**
9/17/2025 436,387
CAD 7,929,001 USD 5,824,046 CITI 9/17/2025 21,625
CAD 7,929,000 USD 5,824,033 JPMC 9/17/2025 21,637
CHF 1,788,500 USD 2,241,298 CITI 9/17/2025 35,087
CHF 1,788,500 USD 2,241,293 JPMC 9/17/2025 35,092
CLP 654,651,281 USD 696,926 CITI
**
9/17/2025 5,654
CLP 654,651,281 USD 696,924 JPMC
**
9/17/2025 5,656
CNY 36,735,798 USD 5,150,072 CITI
**
9/17/2025 14,305

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 36,735,767 USD 5,150,051 JPMC
**
9/17/2025 $ 14,322
COP 3,125,865,500 USD 747,853 CITI
**
9/17/2025 9,016
COP 3,125,865,500 USD 747,850 JPMC
**
9/17/2025 9,019
CZK 86,557,125 USD 3,985,416 CITI 9/17/2025 148,233
CZK 86,557,125 USD 3,985,404 JPMC 9/17/2025 148,246
DKK 698,000 USD 107,009 CITI 9/17/2025 3,844
DKK 698,000 USD 107,008 JPMC 9/17/2025 3,845
EUR 5,941,000 USD 6,898,569 CITI 9/17/2025 136,147
EUR 5,941,001 USD 6,898,556 JPMC 9/17/2025 136,161
GBP 793,385 USD 1,075,273 CITI 9/17/2025 14,316
GBP 793,387 USD 1,075,273 JPMC 9/17/2025 14,319
HUF 1,215,585,458 USD 3,401,947 CITI 9/17/2025 166,292
HUF 1,215,585,459 USD 3,401,934 JPMC 9/17/2025 166,305
IDR 9,000,000,000 USD 551,276 CITI
**
9/17/2025 4,447
IDR 9,000,000,000 USD 551,275 JPMC
**
9/17/2025 4,448
ILS 10,104,751 USD 2,834,211 CITI 9/17/2025 168,767
ILS 10,104,751 USD 2,834,198 JPMC 9/17/2025 168,780
INR 252,048,625 USD 2,922,040 CITI
**
9/17/2025 8,049
INR 252,048,626 USD 2,922,029 JPMC
**
9/17/2025 8,061
JPY 1,843,387,551 USD 12,826,802 CITI 9/17/2025 87,639
JPY 1,843,387,551 USD 12,826,758 JPMC 9/17/2025 87,684
KRW 2,974,999,998 USD 2,189,329 CITI
**
9/17/2025 20,132
KRW 2,975,000,001 USD 2,189,324 JPMC
**
9/17/2025 20,137
MXN 3,000,000 USD 157,831 CITI 9/17/2025 721
MXN 3,000,000 USD 157,831 JPMC 9/17/2025 721
NOK 173,422,436 USD 17,107,173 CITI 9/17/2025 106,747
NOK 173,422,429 USD 17,107,120 JPMC 9/17/2025 106,799
NZD 8,715,882 USD 5,240,023 CITI 9/17/2025 86,761
NZD 8,715,879 USD 5,240,004 JPMC 9/17/2025 86,779
PEN 2,669,364 USD 733,198 CITI
**
9/17/2025 18,676
PEN 2,669,364 USD 733,394 JPMC
**
9/17/2025 18,480
PLN 1,993,334 USD 542,104 CITI 9/17/2025 9,905
PLN 1,993,334 USD 542,103 JPMC 9/17/2025 9,906
SEK 50,483,250 USD 5,308,658 CITI 9/17/2025 54,921
SEK 50,483,252 USD 5,308,632 JPMC 9/17/2025 54,948
SGD 2,278,183 USD 1,790,389 CITI 9/17/2025 11,601
SGD 2,278,185 USD 1,790,386 JPMC 9/17/2025 11,607
TWD 102,896,636 USD 3,538,172 CITI
**
9/17/2025 63,804
TWD 104,146,636 USD 3,580,886 JPMC
**
9/17/2025 64,847
USD 1,548,013 CAD 2,099,000 CITI 9/17/2025 521
USD 1,548,016 CAD 2,099,000 JPMC 9/17/2025 525
USD 618,022 GBP 449,501 CITI 9/17/2025 704
USD 618,021 GBP 449,499 JPMC 9/17/2025 705
USD 791,066 HKD 6,150,000 CITI 9/17/2025 2,358
USD 791,069 HKD 6,150,000 JPMC 9/17/2025 2,361
USD 1,179,030 INR 101,269,751 CITI
**
9/17/2025 1,760
USD 1,179,049 INR 101,269,750 JPMC
**
9/17/2025 1,778
USD 5,571,330 JPY 790,766,876 CITI 9/17/2025 31,359
USD 5,571,344 JPY 790,766,874 JPMC 9/17/2025 31,373
USD 890,939 NOK 8,954,001 CITI 9/17/2025 2,164
USD 890,940 NOK 8,953,999 JPMC 9/17/2025 2,166
USD 446,830 PHP 25,000,000 CITI
**
9/17/2025 3,661
USD 446,831 PHP 25,000,000 JPMC
**
9/17/2025 3,662
USD 318,764 SEK 3,000,000 CITI 9/17/2025 30
USD 318,765 SEK 3,000,000 JPMC 9/17/2025 30
USD 590,076 THB 19,057,971 CITI 9/17/2025 342
USD 590,078 THB 19,057,971 JPMC 9/17/2025 344
ZAR 177,044,104 USD 9,792,431 CITI 9/17/2025 150,839

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 177,044,105 USD 9,792,388 JPMC 9/17/2025 $ 150,882
Total unrealized appreciation 4,322,774
CAD 4,053,501 USD 2,996,070 CITI 9/17/2025 (7,619)
CAD 4,053,499 USD 2,996,063 JPMC 9/17/2025 (7,613)
CLP 72,739,032 USD 78,226 CITI
**
9/17/2025 (162)
CLP 72,739,032 USD 78,226 JPMC
**
9/17/2025 (162)
COP 25,000,000 USD 6,062 CITI
**
9/17/2025 (9)
COP 25,000,000 USD 6,062 JPMC
**
9/17/2025 (9)
INR 100,682,875 USD 1,172,321 CITI
**
9/17/2025 (1,873)
INR 100,682,874 USD 1,172,317 JPMC
**
9/17/2025 (1,870)
JPY 2,926,829,322 USD 20,622,497 CITI 9/17/2025 (117,657)
JPY 2,926,829,322 USD 20,622,426 JPMC 9/17/2025 (117,586)
KRW 250,000,001 USD 185,716 CITI
**
9/17/2025 (47)
KRW 249,999,999 USD 185,716 JPMC
**
9/17/2025 (47)
NOK 1,999,997 USD 201,072 CITI 9/17/2025 (2,553)
NOK 2,000,003 USD 201,072 JPMC 9/17/2025 (2,550)
PHP 81,823,500 USD 1,470,373 CITI
**
9/17/2025 (19,906)
PHP 81,823,500 USD 1,470,366 JPMC
**
9/17/2025 (19,898)
TWD 20,000,000 USD 708,148 CITI
**
9/17/2025 (8,032)
TWD 20,000,000 USD 708,147 JPMC
**
9/17/2025 (8,032)
USD 10,834,060 AUD 16,744,996 CITI 9/17/2025 (204,596)
USD 10,834,102 AUD 16,745,004 JPMC 9/17/2025 (204,559)
USD 8,183,625 CAD 11,176,032 CITI 9/17/2025 (55,926)
USD 8,183,650 CAD 11,176,030 JPMC 9/17/2025 (55,899)
USD 35,545,570 CHF 28,823,392 CITI 9/17/2025 (1,140,556)
USD 35,545,670 CHF 28,823,392 JPMC 9/17/2025 (1,140,456)
USD 9,680,337 CNY 69,045,634 CITI
**
9/17/2025 (26,208)
USD 9,680,365 CNY 69,045,603 JPMC
**
9/17/2025 (26,175)
USD 261,590 CZK 5,500,000 CITI 9/17/2025 (1,070)
USD 261,590 CZK 5,500,000 JPMC 9/17/2025 (1,069)
USD 632,946 DKK 4,002,500 CITI 9/17/2025 (2,714)
USD 632,947 DKK 4,002,500 JPMC 9/17/2025 (2,713)
USD 30,892,085 EUR 26,939,095 CITI 9/17/2025 (1,006,398)
USD 30,892,198 EUR 26,939,097 JPMC 9/17/2025 (1,006,287)
USD 9,561,355 GBP 7,041,218 CITI 9/17/2025 (108,645)
USD 9,561,388 GBP 7,041,221 JPMC 9/17/2025 (108,616)
USD 200,050 HUF 70,000,000 CITI 9/17/2025 (5,428)
USD 200,051 HUF 70,000,000 JPMC 9/17/2025 (5,428)
USD 367,081 IDR 6,005,151,000 CITI
**
9/17/2025 (3,720)
USD 367,082 IDR 6,005,151,000 JPMC
**
9/17/2025 (3,718)
USD 1,959,245 ILS 6,804,500 CITI 9/17/2025 (62,948)
USD 1,959,250 ILS 6,804,500 JPMC 9/17/2025 (62,943)
USD 2,822,470 INR 243,809,249 CITI
**
9/17/2025 (11,836)
USD 2,822,495 INR 243,809,250 JPMC
**
9/17/2025 (11,811)
USD 3,842,505 JPY 555,255,624 CITI 9/17/2025 (47,516)
USD 3,842,516 JPY 555,255,626 JPMC 9/17/2025 (47,505)
USD 3,160,781 KRW 4,302,244,634 CITI
**
9/17/2025 (34,392)
USD 3,160,793 KRW 4,302,244,633 JPMC
**
9/17/2025 (34,381)
USD 9,278,578 MXN 180,632,938 CITI 9/17/2025 (267,970)
USD 9,278,613 MXN 180,632,938 JPMC 9/17/2025 (267,935)
USD 778,307 NOK 7,862,000 CITI 9/17/2025 (2,076)
USD 778,309 NOK 7,862,000 JPMC 9/17/2025 (2,074)
USD 10,463,658 NZD 17,427,502 CITI 9/17/2025 (187,306)
USD 10,463,692 NZD 17,427,498 JPMC 9/17/2025 (187,269)
USD 1,317,786 PHP 75,000,000 CITI
**
9/17/2025 (11,722)
USD 1,317,789 PHP 75,000,000 JPMC
**
9/17/2025 (11,720)
USD 2,906,783 PLN 10,898,000 CITI 9/17/2025 (111,173)
USD 2,906,793 PLN 10,898,000 JPMC 9/17/2025 (111,164)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,321,093 SEK 60,000,000 CITI 9/17/2025 $ (53,591)
USD 6,321,107 SEK 60,000,001 JPMC 9/17/2025 (53,577)
USD 8,796,020 SGD 11,254,000 CITI 9/17/2025 (105,636)
USD 8,796,050 SGD 11,254,002 JPMC 9/17/2025 (105,608)
USD 3,871,691 THB 125,650,364 CITI 9/17/2025 (16,463)
USD 3,871,702 THB 125,650,364 JPMC 9/17/2025 (16,451)
USD 2,446,859 TWD 71,000,000 CITI
**
9/17/2025 (38,550)
USD 2,489,592 TWD 72,250,000 JPMC
**
9/17/2025 (39,575)
USD 3,890,397 ZAR 70,000,000 CITI 9/17/2025 (40,990)
USD 3,890,405 ZAR 70,000,000 JPMC 9/17/2025 (40,982)
ZAR 2,000,000 USD 113,018 CITI 9/17/2025 (692)
ZAR 2,000,000 USD 113,017 JPMC 9/17/2025 (692)
Total unrealized depreciation (7,412,354)
Net unrealized depreciation $ (3,089,580)
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 11,688,372 $ 11,688,372
CITG
Cash – 774,120 774,120
CITI
Investment Companies 3,491,984 – 3,491,984
GSCO
Cash – 2,054,965 2,054,965
GSIN
U.S. Treasury Bills 3,167,772 – 3,167,772
JPMC
Investment Companies 4,519,434 – 4,519,434
JPMS
Cash – 10,665,424 10,665,424
MLIN
Cash 1,320,000 – 1,320,000
MSCS
Cash (551,852) – (551,852)
U.S. Treasury Bills 3,882,755 – 3,882,755
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 8,175,336 $ 8,175,336
JPPC
Cash – 248,099 248,099
MSCL
Cash – 410,450 410,450

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 134.3%
COMMON STOCKS - 55.3%
Australia - 1 .2%
ALS Ltd. (2)(a) 119 1,340
Aristocrat Leisure Ltd. (2)(a) 304 13,025
Coles Group Ltd. (2)(a) 165 2,263
Computershare Ltd. (2)(a) 450 11,805
Evolution Mining Ltd. (2)(a) 4,155 21,633
JB Hi-Fi Ltd. (2)(a) 120 8,720
Macquarie Group Ltd. (2)(a) 36 5,415
Medibank Pvt Ltd. (2)(a) 304 1,010
Mineral Resources Ltd. (2)*(a) 298 4,234
Northern Star Resources Ltd. (2)
(a) 867 10,709
Orica Ltd. (2)(a) 251 3,223
Pro Medicus Ltd. (2)(a) 72 13,474
Qantas Airways Ltd. (2)(a) 1,122 7,926
QBE Insurance Group Ltd. (2)(a) 650 10,009
REA Group Ltd. (2)(a) 40 6,334
Santos Ltd. (2)(a) 550 2,773
Sonic Healthcare Ltd. (2)(a) 54 953
South32 Ltd. (2)(a) 2,931 5,601
Technology One Ltd. (2)(a) 558 15,041
Telstra Group Ltd. (2)(a) 2,743 8,746
WiseTech Global Ltd. (2)(a) 77 5,522
Yancoal Australia Ltd. (2)(a) 200 760
160,516
Belgium - 0 .3%
Anheuser-Busch InBev SA/NV (2)
(a) 393 27,038
UCB SA (2)(a) 38 7,477
34,515
Brazil - 0 .1%
Wheaton Precious Metals Corp. 182 16,367
Canada - 1 .6%
Agnico Eagle Mines Ltd. (a) 70 8,340
Alamos Gold, Inc., Class A (a) 359 9,549
ARC Resources Ltd. (a) 140 2,952
Atco Ltd., Class I (a) 32 1,193
AtkinsRealis Group, Inc. (a) 36 2,525
Bank of Nova Scotia (The) (a) 477 26,375
Brookfield Asset Management Ltd.,
Class A (a) 45 2,491
Brookfield Infrastructure Corp.,
Class A (a) 30 1,248
Cameco Corp. (a) 41 3,045
Canadian Imperial Bank of
Commerce (a) 108 7,666
Canadian Natural Resources Ltd.
(a) 146 4,589
Capital Power Corp. (a) 55 2,213
Capstone Copper Corp. *(a) 243 1,492
Celestica, Inc. *(a) 114 17,811
Constellation Software, Inc. (a) 1 3,667
Dollarama, Inc. (a) 30 4,227
Fairfax Financial Holdings Ltd. (a) 4 7,220
Finning International, Inc. (a) 136 5,815
George Weston Ltd. (a) 46 9,226
INVESTMENTS SHARES VALUE ($)
Canada - 1.6% (continued)
iA Financial Corp., Inc. (a) 14 1,535
Intact Financial Corp. (a) 14 3,255
Kinross Gold Corp. (a) 287 4,485
Loblaw Cos. Ltd. (a) 33 5,459
Lundin Gold, Inc. (a) 300 15,840
Manulife Financial Corp. (a) 285 9,112
Metro, Inc., Class A (a) 123 9,662
Pan American Silver Corp. (a) 149 4,228
Royal Bank of Canada (a) 118 15,552
Stantec, Inc. (a) 75 8,161
TMX Group Ltd. (a) 52 2,204
Tourmaline Oil Corp. (a) 137 6,610
Whitecap Resources, Inc. (a) 501 3,366
211,113
China - 0 .1%
Prosus NV (2) 313 17,561
Denmark - 0 .5%
AP Moller - Maersk A/S, Class B
(2)(a) 4 7,439
Danske Bank A/S (2)(a) 599 24,465
Genmab A/S (2)*(a) 52 10,799
ISS A/S (2)(a) 283 7,899
Jyske Bank A/S (Registered) (2)(a) 41 4,149
Pandora A/S (2)(a) 58 10,219
Royal Unibrew A/S (a) 51 4,167
69,137
Finland - 0 .4%
Elisa OYJ (2)(a) 75 4,169
Kone OYJ, Class B (2)(a) 262 17,261
Nordea Bank Abp (2)(a) 1,240 18,398
Wartsila OYJ Abp (2)(a) 374 8,839
48,667
France - 1 .5%
Air France-KLM (2)*(a) 830 9,085
Airbus SE (2)(a) 65 13,598
Amundi SA (2)(a)(b) 72 5,836
BNP Paribas SA (2)(a) 145 13,007
Bouygues SA (2)(a) 116 5,246
Danone SA (2)(a) 255 20,865
Dassault Aviation SA (2)(a) 63 22,275
Eiffage SA (2)(a) 99 13,911
Gaztransport Et Technigaz SA (2)
(a) 74 14,639
Hermes International SCA (2)(a) 6 16,265
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 4 2,094
Safran SA (2)(a) 58 18,915
SCOR SE (2)(a) 53 1,760
Societe Generale SA (2)(a) 492 28,144
Thales SA (2)(a) 57 16,831
Vinci SA (2)(a) 20 2,949
205,420
Germany - 1 .7%
adidas AG (2)(a) 33 7,703
Commerzbank AG (2)(a) 551 17,364
Continental AG (2)(a) 71 6,197

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 1.7% (continued)
Deutsche Bank AG (Registered)
(2)(a) 399 11,829
Deutsche Telekom AG (Registered)
(2)(a) 250 9,151
E.ON SE (2)(a) 1,440 26,533
Freenet AG (2)(a) 285 9,291
Fresenius Medical Care AG (2)(a) 79 4,539
GEA Group AG (2)(a) 108 7,571
Heidelberg Materials AG (2)(a) 33 7,771
Hensoldt AG (2)(a) 22 2,527
Knorr-Bremse AG (2)(a) 41 3,977
Nemetschek SE (2)(a) 83 12,034
Rational AG (2)(a) 3 2,521
RENK Group AG (2)(a) 25 2,000
Rheinmetall AG (2)(a) 16 33,882
RWE AG (2)(a) 135 5,641
SAP SE (2)(a) 87 26,603
Scout24 SE (2)(a)(b) 74 10,216
Siemens AG (Registered) (2)(a) 35 8,990
Talanx AG (2)(a) 100 12,964
TeamViewer SE (2)*(a)(b) 73 824
230,128
Ireland - 0 .0% †
Aptiv plc * 65 4,434
Italy - 1 .1%
Azimut Holding SpA (2)(a) 43 1,380
Banca Monte dei Paschi di Siena
SpA (2)(a) 381 3,231
Buzzi SpA (2)(a) 126 6,988
Coca-Cola HBC AG (2)(a) 50 2,612
Enel SpA (2)(a) 1,133 10,753
Ferrari NV (2)(a) 10 4,899
Generali (2)(a) 315 11,205
Intesa Sanpaolo SpA (2)(a) 2,733 15,743
Leonardo SpA (2)(a) 375 21,160
Nexi SpA (2)(a)(b) 196 1,171
Pirelli & C SpA (2)(a)(b) 1,479 10,195
Poste Italiane SpA (2)(a)(b) 1,114 23,936
Prysmian SpA (2)(a) 46 3,257
Reply SpA (2)(a) 16 2,765
Snam SpA (2)(a) 671 4,062
UniCredit SpA (2)(a) 136 9,123
Unipol Assicurazioni SpA (2)(a) 598 11,843
144,323
Ivory Coast - 0 .0% †
Endeavour Mining plc (2) 188 5,775
Japan - 7 .8%
ABC-Mart, Inc. (2)(a) 100 2,054
Advantest Corp. (2)(a) 100 7,413
Aisin Corp. (2)(a) 400 5,117
Ajinomoto Co., Inc. (2)(a) 700 18,986
ANA Holdings, Inc. (2)(a) 100 1,958
Asahi Intecc Co. Ltd. (2)(a) 100 1,582
Asics Corp. (2)(a) 400 10,200
Astellas Pharma, Inc. (2)(a) 700 6,854
Azbil Corp. (2)(a) 400 3,793
Bandai Namco Holdings, Inc. (2)(a) 700 25,087
INVESTMENTS SHARES VALUE ($)
Japan - 7.8% (continued)
BayCurrent, Inc. (2)(a) 100 5,144
Brother Industries Ltd. (2)(a) 200 3,450
Canon, Inc. (2)(a) 400 11,601
Capcom Co. Ltd. (2)(a) 500 17,076
Chubu Electric Power Co., Inc. (2)
(a) 200 2,475
Chugai Pharmaceutical Co. Ltd.
(2)(a) 300 15,665
Concordia Financial Group Ltd.
(2)(a) 1,300 8,437
CyberAgent, Inc. (2)(a) 200 2,285
Dai Nippon Printing Co. Ltd. (2)(a) 200 3,036
Dai-ichi Life Holdings, Inc. (2)(a) 800 6,082
Daiichi Sankyo Co. Ltd. (2)(a) 600 13,901
East Japan Railway Co. (2)(a) 300 6,453
Fujikura Ltd. (2)(a) 300 15,782
Fukuoka Financial Group, Inc. (2)
(a) 300 8,015
Hankyu Hanshin Holdings, Inc. (2)
(a) 100 2,718
Hitachi Ltd. (2)(a) 600 17,439
Hoya Corp. (2)(a) 100 11,876
IHI Corp. (2)(a) 100 10,816
Inpex Corp. (2)(a) 500 7,019
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 400 6,091
ITOCHU Corp. (2)(a) 100 5,237
Japan Airlines Co. Ltd. (2)(a) 400 8,158
Japan Post Bank Co. Ltd. (2)(a) 300 3,234
Japan Post Holdings Co. Ltd. (2)(a) 600 5,557
Japan Tobacco, Inc. (2)(a) 100 2,946
Kajima Corp. (2)(a) 700 18,257
Kansai Electric Power Co., Inc.
(The) (2)(a) 400 4,744
Kao Corp. (2)(a) 400 17,922
Kawasaki Heavy Industries Ltd.
(2)(a) 300 22,679
Kinden Corp. (2)(a) 300 8,814
Kirin Holdings Co. Ltd. (2)(a) 100 1,401
Kobe Bussan Co. Ltd. (2)(a) 200 6,211
Kobe Steel Ltd. (2)(a) 300 3,275
Komatsu Ltd. (2)(a) 100 3,299
Konami Group Corp. (2)(a) 100 15,810
Kyoto Financial Group, Inc. (2)(a) 700 12,515
Kyushu Electric Power Co., Inc.
(2)(a) 400 3,576
Marubeni Corp. (2)(a) 600 12,095
MatsukiyoCocokara & Co. (2)(a) 100 2,057
MISUMI Group, Inc. (2)(a) 100 1,336
Mitsubishi Chemical Group Corp.
(2)(a) 500 2,628
Mitsubishi Heavy Industries Ltd.
(2)(a) 400 10,010
Mitsubishi Motors Corp. (2)(a) 700 1,979
Mitsui Chemicals, Inc. (2)(a) 100 2,312
Mizuho Financial Group, Inc. (2)(a) 800 22,208
MonotaRO Co. Ltd. (2)(a) 300 5,906
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 500 10,030
Nippon Steel Corp. (2)(a) 800 15,130

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 7.8% (continued)
Nippon Yusen KK (2)(a) 100 3,597
Nissan Chemical Corp. (2)(a) 300 9,149
Niterra Co. Ltd. (2)(a) 400 13,299
Nomura Holdings, Inc. (2)(a) 2,100 13,838
Obayashi Corp. (2)(a) 200 3,030
Obic Co. Ltd. (2)(a) 600 23,331
Oji Holdings Corp. (2)(a) 1,400 7,048
Open House Group Co. Ltd. (2)(a) 100 4,522
ORIX Corp. (2)(a) 1,500 33,851
Panasonic Holdings Corp. (2)(a) 900 9,629
Rakuten Bank Ltd. (2)*(a) 100 4,584
Rakuten Group, Inc. (2)*(a) 1,800 9,918
Recruit Holdings Co. Ltd. (2)(a) 200 11,761
Resona Holdings, Inc. (2)(a) 500 4,618
Ryohin Keikaku Co. Ltd. (2)(a) 300 14,388
Sanrio Co. Ltd. (2)(a) 300 14,507
Sanwa Holdings Corp. (2)(a) 800 26,533
SCSK Corp. (2)(a) 300 9,038
Secom Co. Ltd. (2)(a) 100 3,592
Sega Sammy Holdings, Inc. (2)(a) 100 2,394
Seiko Epson Corp. (2)(a) 300 3,943
Shimamura Co. Ltd. (2)(a) 100 7,017
Shimizu Corp. (2)(a) 1,000 11,170
Shin-Etsu Chemical Co. Ltd. (2)(a) 100 3,302
Shionogi & Co. Ltd. (2)(a) 300 5,401
Shizuoka Financial Group, Inc. (2)
(a) 2,500 29,089
SoftBank Corp. (2)(a) 17,200 26,642
Sojitz Corp. (2)(a) 900 22,116
Square Enix Holdings Co. Ltd. (2)
(a) 300 22,440
Sumitomo Corp. (2)(a) 100 2,581
Sumitomo Electric Industries Ltd.
(2)(a) 800 17,155
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 600 15,109
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 200 5,319
Suzuki Motor Corp. (2)(a) 300 3,617
Takeda Pharmaceutical Co. Ltd.
(2)(a) 800 24,698
TBS Holdings, Inc. (2)(a) 300 10,518
TDK Corp. (2)(a) 300 3,502
Tokio Marine Holdings, Inc. (2)(a) 600 25,429
Tokyo Electron Ltd. (2)(a) 100 19,151
Tokyo Gas Co. Ltd. (2)(a) 300 9,979
Toray Industries, Inc. (2)(a) 1,200 8,214
Toyo Suisan Kaisha Ltd. (2)(a) 200 13,293
Toyota Motor Corp. (2)(a) 200 3,445
Toyota Tsusho Corp. (2)(a) 400 9,061
USS Co. Ltd. (2)(a) 500 5,510
Yamato Holdings Co. Ltd. (2)(a) 200 2,677
Yamazaki Baking Co. Ltd. (2)(a) 500 11,193
Yokogawa Electric Corp. (2)(a) 500 13,357
Zensho Holdings Co. Ltd. (2)(a) 100 6,053
ZOZO, Inc. (2)(a) 800 8,644
1,059,983
INVESTMENTS SHARES VALUE ($)
Netherlands - 0 .4%
Adyen NV (2)*(a)(b) 3 5,510
Argenx SE (2)*(a) 7 3,875
ASM International NV (2)(a) 4 2,566
ASML Holding NV (2)(a) 10 8,013
ASR Nederland NV (2)(a) 121 8,040
Koninklijke KPN NV (2)(a) 1,175 5,732
Koninklijke Vopak NV (2)(a) 23 1,142
SBM Offshore NV (2)(a) 126 3,331
Wolters Kluwer NV (2)(a) 91 15,219
53,428
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 109 12,898
Nigeria - 0 .0% †
Airtel Africa plc (2)(b) 1,500 3,715
Norway - 0 .3%
Equinor ASA (2)(a) 117 2,955
Kongsberg Gruppen ASA (a) 485 18,806
Orkla ASA (2)(a) 262 2,854
Telenor ASA (2)(a) 774 12,053
TOMRA Systems ASA (2)(a) 99 1,545
38,213
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 11,594 9,032
Singapore - 0 .1%
Sea Ltd., ADR *(a) 12 1,919
Sembcorp Industries Ltd. (2) 500 2,694
Singapore Technologies
Engineering Ltd. (2) 600 3,679
Singapore Telecommunications
Ltd. (2) 800 2,412
10,704
South Korea - 0 .0% †
Delivery Hero SE (2)*(b) 52 1,411
Spain - 0 .1%
Acerinox SA (2)(a) 368 4,699
Bankinter SA (2)(a) 116 1,514
Enagas SA (2)(a) 87 1,465
Fluidra SA (2)(a) 85 2,131
9,809
Sweden - 0 .9%
AddTech AB, Class B (2)(a) 58 1,977
Alfa Laval AB (2)(a) 169 7,118
Autoliv, Inc. (a) 129 14,435
Elekta AB, Class B (2)(a) 435 2,244
Evolution AB (2)(a)(b) 145 11,516
Saab AB, Class B (2)(a) 443 24,770
Skandinaviska Enskilda Banken
AB, Class A (2)(a) 262 4,567
Svenska Handelsbanken AB, Class
A (2)(a) 732 9,799
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 2,965 25,337

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 0.9% (continued)
Telia Co. AB (2)(a) 5,083 18,283
120,046
Switzerland - 1 .0%
Belimo Holding AG (Registered)
(2)(a) 6 6,116
BKW AG (2)(a) 10 2,193
DSM-Firmenich AG (2)(a) 79 8,404
Flughafen Zurich AG (Registered)
(2)(a) 12 3,421
Galderma Group AG (2)(a) 6 872
Galenica AG (2)(a)(b) 54 5,909
Geberit AG (Registered) (2)(a) 30 23,626
Givaudan SA (Registered) (2)(a) 5 24,248
Kuehne + Nagel International AG
(Registered) (2)(a) 47 10,178
Logitech International SA
(Registered) (2)(a) 61 5,532
Lonza Group AG (Registered) (2)
(a) 13 9,297
Schindler Holding AG (2)(a) 41 15,267
Straumann Holding AG
(Registered) (2)(a) 20 2,618
Swissquote Group Holding SA
(Registered) (2)(a) 20 11,367
129,048
Thailand - 0 .0% †
Fabrinet * 13 3,831
United Kingdom - 1 .1%
Babcock International Group plc
(2)(a) 207 3,260
Barclays plc (2)(a) 218 1,007
Beazley plc (2)(a) 74 950
Burberry Group plc (2)*(a) 114 1,852
Centrica plc (2)(a) 9,128 20,253
Compass Group plc (2)(a) 104 3,523
easyJet plc (2)(a) 1,291 9,448
Entain plc (2)(a) 378 4,682
Flutter Entertainment plc *(a) 44 12,573
Games Workshop Group plc (2)(a) 5 1,113
Imperial Brands plc (2)(a) 106 4,188
InterContinental Hotels Group plc
(2)(a) 65 7,432
International Consolidated Airlines
Group SA (2)(a) 982 4,626
Lloyds Banking Group plc (2)(a) 12,754 13,411
NatWest Group plc (2)(a) 874 6,138
Next plc (2)(a) 73 12,468
Rightmove plc (2)(a) 221 2,392
Rolls-Royce Holdings plc (2)(a) 1,190 15,771
Severn Trent plc (2)(a) 22 827
TechnipFMC plc (a) 487 16,772
Tesco plc (2)(a) 377 2,079
144,765
United States - 34 .9%
10X Genomics, Inc., Class A *(a) 415 4,806
3M Co. (a) 41 6,242
A O Smith Corp. (a) 73 4,787
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Abbott Laboratories (a) 215 29,241
AbbVie, Inc. (a) 30 5,569
Abercrombie & Fitch Co., Class
A *(a) 88 7,291
Acuity, Inc. (a) 16 4,773
Adobe, Inc. *(a) 56 21,665
ADT, Inc. (a) 191 1,618
Advance Auto Parts, Inc. (a) 68 3,161
Affirm Holdings, Inc., Class A *(a) 127 8,781
Agilent Technologies, Inc. (a) 198 23,366
Agree Realty Corp., REIT (a) 146 10,667
Air Lease Corp., Class A (a) 46 2,691
Airbnb, Inc., Class A *(a) 118 15,616
Alaska Air Group, Inc. *(a) 110 5,443
Albertsons Cos., Inc., Class A (a) 84 1,807
Alexandria Real Estate Equities,
Inc., REIT (a) 221 16,051
Allison Transmission Holdings,
Inc. (a) 55 5,224
Ally Financial, Inc. (a) 52 2,025
Alnylam Pharmaceuticals, Inc. *(a) 18 5,870
Amazon.com, Inc. *(a) 117 25,669
Amcor plc (a) 1,691 15,540
Amdocs Ltd. (a) 117 10,675
Ameren Corp. (a) 220 21,129
American Electric Power Co., Inc.
(a) 269 27,911
American Homes 4 Rent, Class A,
REIT (a) 200 7,214
American International Group, Inc.
(a) 138 11,811
American Tower Corp., REIT (a) 63 13,924
Americold Realty Trust, Inc., REIT
(a) 177 2,944
Ameriprise Financial, Inc. (a) 46 24,552
AMETEK, Inc. (a) 84 15,201
Amgen, Inc. (a) 15 4,188
Amphenol Corp., Class A (a) 131 12,936
Amrize Ltd. *(a) 194 9,677
Analog Devices, Inc. (a) 26 6,189
Antero Resources Corp. *(a) 228 9,184
APA Corp. (a) 168 3,073
Apellis Pharmaceuticals, Inc. *(a) 121 2,095
API Group Corp. *(a) 89 4,543
Apple, Inc. (a) 119 24,415
Applied Industrial Technologies,
Inc. (a) 19 4,417
Applied Materials, Inc. (a) 64 11,716
AppLovin Corp., Class A *(a) 7 2,451
AptarGroup, Inc. (a) 122 19,084
Arista Networks, Inc. *(a) 294 30,078
Arrow Electronics, Inc. *(a) 59 7,518
Ashland, Inc. (a) 64 3,218
Assured Guaranty Ltd. (a) 31 2,700
Astera Labs, Inc. *(a) 32 2,893
AT&T, Inc. (a) 647 18,724
Atlassian Corp., Class A *(a) 35 7,108
Atmos Energy Corp. (a) 209 32,208
Automatic Data Processing, Inc.
(a) 43 13,261

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
AutoNation, Inc. *(a) 34 6,754
AutoZone, Inc. *(a) 7 25,986
Avis Budget Group, Inc. *(a) 17 2,874
Axalta Coating Systems Ltd. *(a) 299 8,877
Axis Capital Holdings Ltd. (a) 107 11,109
Ball Corp. (a) 55 3,085
Bank of America Corp. (a) 337 15,947
Bank of New York Mellon Corp.
(The) (a) 108 9,840
Bath & Body Works, Inc. (a) 380 11,385
Belden, Inc. (a) 10 1,158
BellRing Brands, Inc. *(a) 168 9,732
BioMarin Pharmaceutical, Inc. *(a) 247 13,578
Booking Holdings, Inc. (a) 6 34,734
Booz Allen Hamilton Holding Corp.,
Class A (a) 51 5,311
Boston Beer Co., Inc. (The), Class
A *(a) 4 763
Boston Scientific Corp. *(a) 246 26,423
Brighthouse Financial, Inc. *(a) 46 2,473
Brink's Co. (The) (a) 15 1,339
Bristol-Myers Squibb Co. (a) 142 6,573
Broadcom, Inc. (a) 46 12,680
Bruker Corp. (a) 37 1,524
Cabot Corp. (a) 60 4,500
CACI International, Inc., Class A
*(a) 12 5,720
Cadence Design Systems, Inc. *(a) 8 2,465
Camden Property Trust, REIT (a) 108 12,171
Cardinal Health, Inc. (a) 69 11,592
CarMax, Inc. *(a) 214 14,383
Carnival Corp. *(a) 364 10,236
Carpenter Technology Corp. (a) 42 11,608
Carrier Global Corp. (a) 69 5,050
Carvana Co., Class A *(a) 3 1,011
Caterpillar, Inc. (a) 28 10,870
Celsius Holdings, Inc. *(a) 34 1,577
Cencora, Inc. (a) 36 10,795
Centene Corp. *(a) 262 14,221
CF Industries Holdings, Inc. (a) 119 10,948
Charles Schwab Corp. (The) (a) 168 15,328
Charter Communications, Inc.,
Class A *(a) 17 6,950
Chemed Corp. (a) 15 7,304
Chewy, Inc., Class A *(a) 293 12,488
Chord Energy Corp. (a) 28 2,712
Chubb Ltd. (a) 89 25,785
Churchill Downs, Inc. (a) 29 2,929
Ciena Corp. *(a) 136 11,061
Cigna Group (The) (a) 12 3,967
Cintas Corp. (a) 43 9,583
Cirrus Logic, Inc. *(a) 58 6,047
Citigroup, Inc. (a) 243 20,684
Citizens Financial Group, Inc. (a) 529 23,673
Clorox Co. (The) (a) 74 8,885
Cloudflare, Inc., Class A *(a) 25 4,896
CME Group, Inc. (a) 35 9,647
CNO Financial Group, Inc. (a) 37 1,427
CNX Resources Corp. *(a) 139 4,682
Coca-Cola Co. (The) (a) 347 24,550
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Coca-Cola Consolidated, Inc. (a) 64 7,146
Cognex Corp. (a) 342 10,848
Colgate-Palmolive Co. (a) 302 27,452
Comfort Systems USA, Inc. (a) 25 13,405
Commvault Systems, Inc. *(a) 84 14,644
Concentrix Corp. (a) 69 3,647
Copart, Inc. *(a) 77 3,778
COPT Defense Properties, REIT
(a) 44 1,214
Corebridge Financial, Inc. (a) 27 959
Corteva, Inc. (a) 175 13,043
Costco Wholesale Corp. (a) 41 40,587
Crane Co. (a) 34 6,456
CRH plc (a) 226 20,747
Crowdstrike Holdings, Inc., Class
A *(a) 11 5,602
Crown Castle, Inc., REIT (a) 87 8,938
Crown Holdings, Inc. (a) 172 17,713
CubeSmart, REIT (a) 103 4,378
Cummins, Inc. (a) 37 12,118
Curtiss-Wright Corp. (a) 36 17,588
Danaher Corp. (a) 76 15,013
Datadog, Inc., Class A *(a) 16 2,149
DaVita, Inc. *(a) 16 2,279
Deckers Outdoor Corp. *(a) 79 8,143
Dell Technologies, Inc., Class C (a) 75 9,195
Delta Air Lines, Inc. (a) 208 10,229
Devon Energy Corp. (a) 329 10,465
Dexcom, Inc. *(a) 47 4,103
Dick's Sporting Goods, Inc. (a) 10 1,978
Dollar Tree, Inc. *(a) 75 7,428
Domino's Pizza, Inc. (a) 17 7,660
DoorDash, Inc., Class A *(a) 75 18,488
DoubleVerify Holdings, Inc. *(a) 344 5,150
Dover Corp. (a) 96 17,590
DR Horton, Inc. (a) 43 5,544
DraftKings, Inc., Class A *(a) 317 13,596
Dropbox, Inc., Class A *(a) 117 3,346
Duke Energy Corp. (a) 161 18,998
Duolingo, Inc., Class A *(a) 15 6,150
DuPont de Nemours, Inc. (a) 150 10,289
East West Bancorp, Inc. (a) 136 13,733
Eaton Corp. plc (a) 15 5,355
Ecolab, Inc. (a) 83 22,364
Edison International (a) 412 21,259
Edwards Lifesciences Corp. *(a) 67 5,240
Elastic NV *(a) 107 9,023
Electronic Arts, Inc. (a) 75 11,978
elf Beauty, Inc. *(a) 16 1,991
Eli Lilly & Co. (a) 22 17,150
EMCOR Group, Inc. (a) 36 19,256
Encompass Health Corp. (a) 47 5,764
Enovis Corp. *(a) 151 4,735
EPAM Systems, Inc. *(a) 8 1,415
EPR Properties, REIT (a) 162 9,438
EQT Corp. (a) 28 1,633
Equinix, Inc., REIT (a) 18 14,318
Equity LifeStyle Properties, Inc.,
REIT (a) 153 9,436
Essent Group Ltd. (a) 79 4,798

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Essential Utilities, Inc. (a) 371 13,779
Etsy, Inc. *(a) 74 3,712
Evercore, Inc., Class A (a) 40 10,801
Everest Group Ltd. (a) 46 15,633
Evergy, Inc. (a) 111 7,651
Exact Sciences Corp. *(a) 118 6,271
Exelixis, Inc. *(a) 261 11,504
Expand Energy Corp. (a) 38 4,444
Expedia Group, Inc. (a) 94 15,856
Extra Space Storage, Inc., REIT
(a) 85 12,532
F5, Inc. *(a) 9 2,649
Fair Isaac Corp. *(a) 9 16,452
Federated Hermes, Inc., Class B
(a) 171 7,579
FedEx Corp. (a) 53 12,047
Ferguson Enterprises, Inc. (a) 75 16,331
Fidelity National Financial, Inc. (a) 60 3,364
Fifth Third Bancorp (a) 218 8,966
First Financial Bankshares, Inc. (a) 42 1,511
FirstCash Holdings, Inc. (a) 50 6,757
Fiserv, Inc. *(a) 32 5,517
Flex Ltd. *(a) 80 3,994
Flowers Foods, Inc. (a) 490 7,830
Flowserve Corp. (a) 177 9,266
Ford Motor Co. (a) 671 7,280
Fortinet, Inc. *(a) 219 23,153
Fortive Corp. (a) 50 2,607
Freeport-McMoRan, Inc. (a) 47 2,037
Freshpet, Inc. *(a) 11 748
Gaming and Leisure Properties,
Inc., REIT (a) 121 5,648
Gap, Inc. (The) (a) 247 5,387
Garmin Ltd. (a) 83 17,324
Gartner, Inc. *(a) 81 32,741
Gates Industrial Corp. plc *(a) 120 2,764
GE Aerospace (a) 90 23,165
GE Vernova, Inc. (a) 12 6,350
General Motors Co. (a) 369 18,158
Genpact Ltd. (a) 135 5,941
Genuine Parts Co. (a) 35 4,246
Gitlab, Inc., Class A *(a) 51 2,301
Globe Life, Inc. (a) 63 7,830
GoDaddy, Inc., Class A *(a) 125 22,508
Graham Holdings Co., Class B (a) 4 3,785
GRAIL, Inc. *(a) 39 2,005
Grand Canyon Education, Inc. *(a) 14 2,646
Guidewire Software, Inc. *(a) 38 8,947
H&R Block, Inc. (a) 84 4,611
Haemonetics Corp. *(a) 92 6,864
Halliburton Co. (a) 310 6,318
Halozyme Therapeutics, Inc. *(a) 149 7,751
Hanover Insurance Group, Inc.
(The) (a) 17 2,888
Hartford Insurance Group, Inc.
(The) (a) 44 5,582
Hasbro, Inc. (a) 221 16,314
HCA Healthcare, Inc. (a) 38 14,558
HealthEquity, Inc. *(a) 112 11,733
Hilton Worldwide Holdings, Inc. (a) 99 26,368
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Holcim AG (2)(a) 194 14,406
Hologic, Inc. *(a) 78 5,082
Home BancShares, Inc. (a) 110 3,131
Home Depot, Inc. (The) (a) 46 16,865
Host Hotels & Resorts, Inc., REIT
(a) 256 3,932
Houlihan Lokey, Inc., Class A (a) 13 2,339
Howmet Aerospace, Inc. (a) 29 5,398
HubSpot, Inc. *(a) 9 5,010
Humana, Inc. (a) 21 5,134
Huntsman Corp. (a) 1,073 11,181
Hyatt Hotels Corp., Class A (a) 30 4,190
IDEXX Laboratories, Inc. *(a) 26 13,945
Illinois Tool Works, Inc. (a) 91 22,500
Illumina, Inc. *(a) 121 11,545
Incyte Corp. *(a) 211 14,369
Ingredion, Inc. (a) 36 4,882
Inspire Medical Systems, Inc. *(a) 19 2,466
Insulet Corp. *(a) 24 7,540
Intel Corp. (a) 131 2,934
International Bancshares Corp. (a) 81 5,391
International Business Machines
Corp. (a) 32 9,433
Intuitive Surgical, Inc. *(a) 30 16,302
Invesco Ltd. (a) 298 4,699
Invitation Homes, Inc., REIT (a) 146 4,789
IPG Photonics Corp. *(a) 38 2,609
IQVIA Holdings, Inc. *(a) 67 10,559
Iron Mountain, Inc., REIT (a) 43 4,411
ITT, Inc. (a) 36 5,646
J M Smucker Co. (The) (a) 49 4,812
Janus Henderson Group plc (a) 152 5,904
JB Hunt Transport Services, Inc.
(a) 80 11,488
Jefferies Financial Group, Inc. (a) 30 1,641
Johnson & Johnson (a) 107 16,344
Johnson Controls International
plc (a) 229 24,187
KBR, Inc. (a) 38 1,822
Kemper Corp. (a) 67 4,324
Keysight Technologies, Inc. *(a) 72 11,798
Kimco Realty Corp., REIT (a) 545 11,456
Kinder Morgan, Inc. (a) 216 6,350
Kirby Corp. *(a) 10 1,134
Kite Realty Group Trust, REIT (a) 54 1,223
Knight-Swift Transportation
Holdings, Inc., Class A (a) 117 5,175
Kroger Co. (The) (a) 135 9,684
Kyndryl Holdings, Inc. *(a) 20 839
Lam Research Corp. (a) 104 10,123
Lamar Advertising Co., Class A,
REIT (a) 226 27,427
Lancaster Colony Corp. (a) 16 2,764
Leggett & Platt, Inc. (a) 130 1,160
Lennox International, Inc. (a) 20 11,465
Linde plc (a) 19 8,914
Loar Holdings, Inc. *(a) 34 2,930
Lockheed Martin Corp. (a) 25 11,579
Louisiana-Pacific Corp. (a) 44 3,784
Lululemon Athletica, Inc. *(a) 20 4,752

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Lyft, Inc., Class A *(a) 846 13,333
Manhattan Associates, Inc. *(a) 70 13,823
Maplebear, Inc. *(a) 74 3,348
MarketAxess Holdings, Inc. (a) 11 2,457
Marriott International, Inc., Class
A (a) 22 6,011
Marriott Vacations Worldwide Corp.
(a) 20 1,446
Marvell Technology, Inc. (a) 52 4,025
MasTec, Inc. *(a) 63 10,737
Mastercard, Inc., Class A (a) 87 48,888
Matador Resources Co. (a) 94 4,486
Mattel, Inc. *(a) 320 6,310
McKesson Corp. (a) 34 24,915
Medical Properties Trust, Inc.,
REIT (a) 534 2,302
Medpace Holdings, Inc. *(a) 39 12,241
Merck & Co., Inc. (a) 265 20,977
MetLife, Inc. (a) 129 10,374
Mettler-Toledo International, Inc.
*(a) 4 4,699
MGIC Investment Corp. (a) 217 6,041
MGM Resorts International *(a) 128 4,402
MongoDB, Inc., Class A *(a) 37 7,770
Monster Beverage Corp. *(a) 450 28,187
Moody's Corp. (a) 23 11,537
Morningstar, Inc. (a) 51 16,010
Mosaic Co. (The) (a) 197 7,187
MSCI, Inc., Class A (a) 49 28,259
Mueller Industries, Inc. (a) 167 13,271
Nasdaq, Inc. (a) 216 19,315
Natera, Inc. *(a) 89 15,036
National Fuel Gas Co. (a) 61 5,167
NetApp, Inc. (a) 132 14,065
Netflix, Inc. *(a) 14 18,748
New York Times Co. (The), Class
A (a) 215 12,036
NewMarket Corp. (a) 7 4,836
Newmont Corp. (a) 128 7,457
News Corp., Class A (a) 397 11,799
NiSource, Inc. (a) 152 6,132
Novartis AG (Registered) (2)(a) 417 50,613
Nutanix, Inc., Class A *(a) 151 11,542
nVent Electric plc (a) 66 4,835
NVIDIA Corp. (a) 250 39,497
OGE Energy Corp. (a) 130 5,769
Old National Bancorp (a) 482 10,286
Old Republic International Corp.
(a) 181 6,958
Omega Healthcare Investors, Inc.,
REIT (a) 372 13,634
OneMain Holdings, Inc. (a) 118 6,726
Onto Innovation, Inc. *(a) 63 6,359
Organon & Co. (a) 402 3,891
Otis Worldwide Corp. (a) 438 43,370
Ovintiv, Inc. (a) 152 5,784
Owens Corning (a) 28 3,851
PACCAR, Inc. (a) 47 4,468
Packaging Corp. of America (a) 32 6,030
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Palantir Technologies, Inc., Class
A *(a) 68 9,270
Palo Alto Networks, Inc. *(a) 61 12,483
Paylocity Holding Corp. *(a) 66 11,959
PayPal Holdings, Inc. *(a) 52 3,865
PBF Energy, Inc., Class A (a) 107 2,319
Pegasystems, Inc. (a) 200 10,826
Penske Automotive Group, Inc. (a) 63 10,824
Pentair plc (a) 141 14,475
Penumbra, Inc. *(a) 40 10,265
PG&E Corp. (a) 1,197 16,686
Philip Morris International, Inc. (a) 209 38,064
Phillips 66 (a) 38 4,533
Pilgrim's Pride Corp. (a) 97 4,363
Pinterest, Inc., Class A *(a) 81 2,905
Playtika Holding Corp. (a) 721 3,410
PNC Financial Services Group,
Inc. (The) (a) 129 24,048
Popular, Inc. 187 20,609
Portland General Electric Co. (a) 275 11,173
Post Holdings, Inc. *(a) 32 3,489
PPG Industries, Inc. (a) 81 9,214
Primerica, Inc. (a) 73 19,978
Procter & Gamble Co. (The) (a) 77 12,268
Prosperity Bancshares, Inc. (a) 355 24,935
PulteGroup, Inc. (a) 42 4,429
Pure Storage, Inc., Class A *(a) 51 2,937
QUALCOMM, Inc. (a) 16 2,548
Qualys, Inc. *(a) 98 14,001
QuidelOrtho Corp. *(a) 46 1,326
Ralliant Corp. * 17 808
Ralph Lauren Corp., Class A (a) 21 5,760
Rambus, Inc. *(a) 121 7,746
Raymond James Financial, Inc. (a) 52 7,975
Reddit, Inc., Class A *(a) 78 11,744
Reinsurance Group of America,
Inc. (a) 30 5,951
ResMed, Inc. (a) 29 7,482
Rivian Automotive, Inc., Class A
*(a) 480 6,595
Robert Half, Inc. (a) 87 3,571
Robinhood Markets, Inc., Class
A *(a) 124 11,610
ROBLOX Corp., Class A *(a) 178 18,726
Roche Holding AG (2)(a) 45 14,689
Rockwell Automation, Inc. (a) 13 4,318
Roku, Inc., Class A *(a) 37 3,252
Rollins, Inc. (a) 223 12,582
Royal Gold, Inc. (a) 114 20,274
Royalty Pharma plc, Class A (a) 121 4,360
Ryder System, Inc. (a) 34 5,406
S&P Global, Inc. (a) 13 6,855
Salesforce, Inc. (a) 37 10,090
Samsara, Inc., Class A *(a) 144 5,728
Sandisk Corp. *(a) 74 3,356
Sanofi SA (2)(a) 102 9,875
SBA Communications Corp., REIT
(a) 36 8,454
Schlumberger NV (a) 74 2,501
Schneider Electric SE (2)(a) 6 1,611

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Science Applications International
Corp. (a) 23 2,590
Scotts Miracle-Gro Co. (The) (a) 98 6,464
Seagate Technology Holdings plc
(a) 52 7,505
Selective Insurance Group, Inc. (a) 24 2,080
SentinelOne, Inc., Class A *(a) 45 823
Service Corp. International (a) 96 7,814
ServiceNow, Inc. *(a) 18 18,505
Silicon Laboratories, Inc. *(a) 50 7,368
Simon Property Group, Inc., REIT
(a) 25 4,019
Sirius XM Holdings, Inc. (a) 253 5,811
SLM Corp. (a) 49 1,607
Snowflake, Inc., Class A *(a) 76 17,007
Sotera Health Co. *(a) 81 901
Spire, Inc. (a) 33 2,409
Sprouts Farmers Market, Inc. *(a) 90 14,818
SS&C Technologies Holdings, Inc.
(a) 51 4,223
Steel Dynamics, Inc. (a) 77 9,857
Stifel Financial Corp. (a) 56 5,812
Stryker Corp. (a) 50 19,782
Swiss Re AG (2)(a) 107 18,510
Synaptics, Inc. *(a) 21 1,361
Synchrony Financial (a) 167 11,146
Synovus Financial Corp. (a) 275 14,231
Tapestry, Inc. (a) 123 10,801
Taylor Morrison Home Corp., Class
A *(a) 131 8,046
Tenet Healthcare Corp. *(a) 37 6,512
Texas Capital Bancshares, Inc. *(a) 120 9,528
Texas Pacific Land Corp. (a) 5 5,282
Texas Roadhouse, Inc., Class A (a) 77 14,431
Textron, Inc. (a) 152 12,204
TJX Cos., Inc. (The) (a) 135 16,671
T-Mobile US, Inc. (a) 93 22,158
Toll Brothers, Inc. (a) 43 4,908
Trade Desk, Inc. (The), Class A
*(a) 119 8,567
Tradeweb Markets, Inc., Class A
(a) 41 6,002
Trane Technologies plc (a) 31 13,560
TransUnion (a) 23 2,024
Travel + Leisure Co. (a) 46 2,374
Travelers Cos., Inc. (The) (a) 107 28,626
Trimble, Inc. *(a) 135 10,257
Truist Financial Corp. (a) 450 19,346
Twilio, Inc., Class A *(a) 66 8,208
Tyson Foods, Inc., Class A (a) 100 5,594
Uber Technologies, Inc. *(a) 83 7,744
UDR, Inc., REIT (a) 427 17,434
UiPath, Inc., Class A *(a) 184 2,355
Ultragenyx Pharmaceutical, Inc.
*(a) 143 5,199
Union Pacific Corp. (a) 81 18,636
United Parcel Service, Inc., Class
B (a) 102 10,296
United Therapeutics Corp. *(a) 27 7,758
Universal Display Corp. (a) 15 2,317
INVESTMENTS SHARES VALUE ($)
United States - 34.9% (continued)
Universal Health Services, Inc.,
Class B (a) 18 3,261
US Bancorp (a) 361 16,335
Valmont Industries, Inc. (a) 11 3,592
Veeva Systems, Inc., Class A *(a) 68 19,583
Ventas, Inc., REIT (a) 190 11,999
Veralto Corp. (a) 142 14,335
VeriSign, Inc. (a) 159 45,918
Verisk Analytics, Inc., Class A (a) 13 4,050
Vertiv Holdings Co., Class A (a) 90 11,557
Vestis Corp. (a) 198 1,135
VF Corp. (a) 326 3,831
Virtu Financial, Inc., Class A (a) 92 4,121
Visa, Inc., Class A (a) 30 10,652
Vistra Corp. (a) 20 3,876
Vontier Corp. (a) 31 1,144
Vulcan Materials Co. (a) 36 9,390
W R Berkley Corp. (a) 222 16,310
Warner Music Group Corp., Class
A (a) 332 9,044
Waters Corp. *(a) 37 12,914
Watsco, Inc. (a) 25 11,041
Watts Water Technologies, Inc.,
Class A (a) 30 7,377
Wayfair, Inc., Class A *(a) 124 6,341
Webster Financial Corp. (a) 108 5,897
WEC Energy Group, Inc. (a) 147 15,317
Wells Fargo & Co. (a) 112 8,973
WESCO International, Inc. (a) 48 8,890
Westinghouse Air Brake
Technologies Corp. (a) 26 5,443
Williams Cos., Inc. (The) (a) 455 28,578
Williams-Sonoma, Inc. (a) 27 4,411
Wingstop, Inc. (a) 6 2,020
Wintrust Financial Corp. (a) 43 5,331
Woodward, Inc. (a) 37 9,068
Workday, Inc., Class A *(a) 20 4,800
WW Grainger, Inc. (a) 16 16,644
Xcel Energy, Inc. (a) 160 10,896
Yum! Brands, Inc. (a) 54 8,002
Zillow Group, Inc., Class C *(a) 89 6,234
Zions Bancorp NA (a) 98 5,090
Zoetis, Inc., Class A (a) 160 24,952
Zoom Communications, Inc., Class
A *(a) 128 9,981
ZoomInfo Technologies, Inc., Class
A *(a) 293 2,965
Zscaler, Inc. *(a) 45 14,127
4,719,210
TOTAL COMMON STOCKS
(Cost $7,252,540) 7,464,049

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 79.0%
INVESTMENT COMPANIES - 79 .0%
Limited Purpose Cash Investment
Fund, 4.33% (c)
(Cost $10,661,113) 10,665,224 10,662,025
TOTAL LONG POSITIONS
(Cost $17,913,653) 18,126,074
SHORT POSITIONS - (58.1)%
COMMON STOCKS - (57.8)%
Australia - ( 1 .9 ) %
AGL Energy Ltd. (2) (786) (5,040)
Ampol Ltd. (2) (262) (4,440)
ANZ Group Holdings Ltd. (2) (494) (9,473)
APA Group (2) (308) (1,656)
Atlas Arteria Ltd. (2) (636) (2,132)
Aurizon Holdings Ltd. (2) (936) (1,867)
BHP Group Ltd. (2) (491) (11,812)
BlueScope Steel Ltd. (2) (90) (1,371)
Brambles Ltd. (2) (142) (2,193)
CAR Group Ltd. (2) (137) (3,374)
Cleanaway Waste Management
Ltd. (2) (905) (1,622)
Cochlear Ltd. (2) (51) (10,087)
Commonwealth Bank of Australia
(2) (83) (10,102)
Domino's Pizza Enterprises Ltd. (2) (716) (9,086)
Fortescue Ltd. (2) (572) (5,750)
Glencore plc (2) (1,164) (4,536)
Harvey Norman Holdings Ltd. (2) (221) (767)
IDP Education Ltd. (2) (2,398) (5,806)
Insurance Australia Group Ltd. (2) (901) (5,356)
Lendlease Corp. Ltd. (2) (734) (2,601)
National Australia Bank Ltd. (2) (992) (25,711)
NEXTDC Ltd. (2) (1,369) (13,068)
Origin Energy Ltd. (2) (837) (5,949)
Qube Holdings Ltd. (2) (279) (786)
Ramsay Health Care Ltd. (2) (549) (13,263)
Reece Ltd. (2) (620) (5,858)
Rio Tinto plc (2) (230) (13,387)
SGH Ltd. (2) (47) (1,674)
Suncorp Group Ltd. (2) (258) (3,677)
Transurban Group (2) (1,504) (13,838)
Treasury Wine Estates Ltd. (2) (1,155) (5,943)
Wesfarmers Ltd. (2) (143) (7,980)
Westpac Banking Corp. (2) (637) (14,197)
Woodside Energy Group Ltd. (2) (1,171) (18,088)
Woolworths Group Ltd. (2) (787) (16,121)
Worley Ltd. (2) (87) (749)
(259,360)
Belgium - ( 0 .2 ) %
Ageas SA/NV (2) (51) (3,450)
Elia Group SA/NV (2) (98) (11,318)
KBC Group NV (2) (55) (5,677)
Liberty Global Ltd., Class A (388) (3,884)
(24,329)
INVESTMENTS SHARES VALUE ($)
Canada - ( 2 .3 ) %
Air Canada (202) (3,125)
Algonquin Power & Utilities Corp. (875) (5,006)
Alimentation Couche-Tard, Inc. (64) (3,181)
Bank of Montreal (113) (12,523)
BCE, Inc. (1,115) (24,727)
Bombardier, Inc., Class B (10) (871)
Brookfield Corp., Class A (24) (1,485)
CAE, Inc. (66) (1,934)
Canadian National Railway Co. (70) (7,294)
Canadian Pacific Kansas City Ltd. (54) (4,290)
Canadian Tire Corp. Ltd., Class A (102) (13,886)
Canadian Utilities Ltd., Class A (259) (7,167)
CCL Industries, Inc., Class B (48) (2,799)
CGI, Inc. (99) (10,397)
Descartes Systems Group, Inc.
(The) (32) (3,251)
Element Fleet Management Corp. (103) (2,580)
Enbridge, Inc. (271) (12,289)
Fortis, Inc. (150) (7,162)
Gildan Activewear, Inc. (17) (838)
Hydro One Ltd. (b) (471) (16,972)
IGM Financial, Inc. (80) (2,527)
Magna International, Inc. (198) (7,654)
National Bank of Canada (170) (17,541)
Northland Power, Inc. (114) (1,789)
Nutrien Ltd. (170) (9,906)
Onex Corp. (11) (906)
Open Text Corp. (191) (5,581)
Quebecor, Inc., Class B (106) (3,227)
RB Global, Inc. (76) (8,074)
Restaurant Brands International,
Inc. (241) (15,986)
Rogers Communications, Inc.,
Class B (855) (25,359)
Shopify, Inc., Class A (9) (1,038)
Sun Life Financial, Inc. (155) (10,314)
Suncor Energy, Inc. (60) (2,248)
TC Energy Corp. (339) (16,550)
Teck Resources Ltd., Class B (156) (6,309)
TFI International, Inc. (36) (3,232)
Toromont Industries Ltd. (41) (3,685)
Toronto-Dominion Bank (The) (110) (8,091)
West Fraser Timber Co. Ltd. (116) (8,507)
WSP Global, Inc. (42) (8,567)
(308,868)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (1,019) (10,716)
China - ( 0 .0 ) % †
Wilmar International Ltd. (2) (800) (1,806)
Denmark - ( 0 .4 ) %
Carlsberg A/S, Class B (2) (43) (6,092)
Demant A/S (2) (103) (4,304)
DSV A/S (2) (46) (11,033)
Novo Nordisk A/S, Class B (2) (212) (14,690)
Novonesis Novozymes, Class B (2) (94) (6,749)
ROCKWOOL A/S, Class B (2) (50) (2,344)
Tryg A/S (2) (163) (4,214)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - (0.4)% (continued)
Vestas Wind Systems A/S (2) (94) (1,412)
(50,838)
Finland - ( 0 .4 ) %
Fortum OYJ (2) (491) (9,207)
Kesko OYJ, Class B (2) (185) (4,563)
Metso OYJ (2) (382) (4,951)
Nokia OYJ (2) (1,714) (8,893)
Orion OYJ, Class B (2) (96) (7,222)
Sampo OYJ, Class A (2) (1,025) (11,032)
UPM-Kymmene OYJ (2) (400) (10,923)
(56,791)
France - ( 1 .4 ) %
Accor SA (2) (72) (3,773)
Alstom SA (2) (511) (11,927)
BioMerieux (2) (10) (1,383)
Capgemini SE (2) (137) (23,459)
Cie de Saint-Gobain SA (2) (81) (9,515)
Cie Generale des Etablissements
Michelin SCA (2) (658) (24,474)
Dassault Systemes SE (2) (277) (10,039)
EssilorLuxottica SA (2) (55) (15,103)
Getlink SE (2) (141) (2,722)
Kering SA (2) (141) (30,719)
Legrand SA (2) (96) (12,867)
Publicis Groupe SA (2) (153) (17,281)
Rexel SA (2) (417) (12,861)
Sodexo SA (2) (136) (8,370)
Vivendi SE (2) (332) (1,145)
(185,638)
Germany - ( 1 .5 ) %
Allianz SE (Registered) (2) (32) (12,987)
BASF SE (2) (560) (27,697)
Bayer AG (Registered) (2) (25) (753)
Bayerische Motoren Werke AG (2) (25) (2,226)
Bechtle AG (2) (89) (4,178)
Beiersdorf AG (2) (88) (11,061)
CTS Eventim AG & Co. KGaA (2) (22) (2,736)
Deutsche Lufthansa AG
(Registered) (2) (301) (2,555)
Deutsche Post AG (2) (336) (15,563)
Evonik Industries AG (2) (39) (806)
Fraport AG Frankfurt Airport
Services Worldwide (2) (23) (1,735)
Hannover Rueck SE (2) (25) (7,878)
Infineon Technologies AG (2) (639) (27,267)
KION Group AG (2) (97) (5,418)
Mercedes-Benz Group AG (2) (176) (10,254)
Merck KGaA (2) (219) (28,396)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (41) (26,623)
Siemens Healthineers AG (2)(b) (86) (4,774)
Symrise AG, Class A (2) (150) (15,730)
(208,637)
Hong Kong - ( 0 .0 ) % †
Prudential plc (2) (64) (801)
INVESTMENTS SHARES VALUE ($)
Ireland - ( 0 .1 ) %
Accenture plc, Class A (26) (7,771)
Italy - ( 0 .3 ) %
Eni SpA (2) (1,442) (23,294)
FinecoBank Banca Fineco SpA (2) (418) (9,273)
Hera SpA (2) (592) (2,860)
(35,427)
Japan - ( 8 .2 ) %
Aeon Co. Ltd. (2) (500) (15,326)
Allegro MicroSystems, Inc. (82) (2,804)
Asahi Group Holdings Ltd. (2) (200) (2,673)
Asahi Kasei Corp. (2) (500) (3,559)
Central Japan Railway Co. (2) (500) (11,177)
Chiba Bank Ltd. (The) (2) (2,300) (21,256)
Daifuku Co. Ltd. (2) (300) (7,718)
Daikin Industries Ltd. (2) (100) (11,738)
Daiwa Securities Group, Inc. (2) (2,700) (19,175)
Denso Corp. (2) (600) (8,097)
Dentsu Group, Inc. (2) (300) (6,647)
Ebara Corp. (2) (300) (5,753)
Eisai Co. Ltd. (2) (900) (25,848)
ENEOS Holdings, Inc. (2) (1,200) (5,948)
FANUC Corp. (2) (100) (2,715)
Fast Retailing Co. Ltd. (2) (100) (34,287)
Fuji Electric Co. Ltd. (2) (200) (9,210)
FUJIFILM Holdings Corp. (2) (1,400) (30,318)
Fujitsu Ltd. (2) (300) (7,278)
Idemitsu Kosan Co. Ltd. (2) (2,500) (15,161)
Iida Group Holdings Co. Ltd. (2) (100) (1,409)
Isuzu Motors Ltd. (2) (700) (8,868)
Japan Post Insurance Co. Ltd. (2) (400) (9,056)
JFE Holdings, Inc. (2) (1,700) (19,776)
Kawasaki Kisen Kaisha Ltd. (2) (600) (8,497)
KDDI Corp. (2) (1,500) (25,756)
Keisei Electric Railway Co. Ltd. (2) (300) (2,805)
Kikkoman Corp. (2) (2,600) (24,117)
Kintetsu Group Holdings Co. Ltd.
(2) (500) (9,467)
Koito Manufacturing Co. Ltd. (2) (300) (3,586)
Kubota Corp. (2) (1,800) (20,298)
Kyocera Corp. (2) (1,000) (12,010)
Kyowa Kirin Co. Ltd. (2) (200) (3,423)
Lasertec Corp. (2) (100) (13,406)
LY Corp. (2) (1,100) (4,051)
M3, Inc. (2) (400) (5,495)
Makita Corp. (2) (200) (6,160)
MEIJI Holdings Co. Ltd. (2) (200) (4,423)
MINEBEA MITSUMI, Inc. (2) (600) (8,774)
Mitsubishi Corp. (2) (900) (17,984)
Mitsubishi Electric Corp. (2) (200) (4,302)
Mitsubishi HC Capital, Inc. (2) (2,900) (21,352)
Mitsubishi UFJ Financial Group,
Inc. (2) (2,100) (28,631)
Mitsui & Co. Ltd. (2) (700) (14,266)
Mitsui OSK Lines Ltd. (2) (200) (6,680)
MS&AD Insurance Group
Holdings, Inc. (2) (500) (11,178)
Murata Manufacturing Co. Ltd. (2) (800) (11,825)
Nexon Co. Ltd. (2) (200) (4,028)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (8.2)% (continued)
NIDEC Corp. (2) (200) (3,887)
Nintendo Co. Ltd. (2) (200) (19,206)
Nippon Sanso Holdings Corp. (2) (300) (11,352)
Nippon Telegraph & Telephone
Corp. (2) (1,400) (1,497)
Nissan Motor Co. Ltd. (2) (3,700) (8,952)
Nissin Foods Holdings Co. Ltd. (2) (700) (14,543)
Nitori Holdings Co. Ltd. (2) (200) (19,250)
Nitto Denko Corp. (2) (400) (7,725)
Olympus Corp. (2) (500) (5,939)
Omron Corp. (2) (200) (5,391)
Ono Pharmaceutical Co. Ltd. (2) (1,000) (10,838)
Oriental Land Co. Ltd. (2) (1,400) (32,244)
Osaka Gas Co. Ltd. (2) (200) (5,130)
Otsuka Holdings Co. Ltd. (2) (300) (14,874)
Pan Pacific International Holdings
Corp. (2) (100) (3,440)
Renesas Electronics Corp. (2) (300) (3,711)
Resonac Holdings Corp. (2) (200) (4,634)
Ricoh Co. Ltd. (2) (400) (3,775)
Rohm Co. Ltd. (2) (700) (8,911)
Seibu Holdings, Inc. (2) (200) (7,168)
Sekisui Chemical Co. Ltd. (2) (700) (12,677)
Sekisui House Ltd. (2) (400) (8,804)
SG Holdings Co. Ltd. (2) (1,500) (16,707)
Sharp Corp. (2) (2,400) (11,667)
Shimadzu Corp. (2) (200) (4,945)
Shimano, Inc. (2) (100) (14,498)
Shiseido Co. Ltd. (2) (1,000) (17,861)
Skylark Holdings Co. Ltd. (2) (300) (6,281)
SMC Corp. (2) (100) (35,837)
SoftBank Group Corp. (2) (200) (14,541)
Sompo Holdings, Inc. (2) (100) (3,013)
Sony Group Corp. (2) (400) (10,400)
Sumitomo Forestry Co. Ltd. (2) (300) (3,030)
Sumitomo Metal Mining Co. Ltd.
(2) (400) (9,858)
Suntory Beverage & Food Ltd. (2) (100) (3,198)
Terumo Corp. (2) (700) (12,846)
TIS, Inc. (2) (500) (16,755)
Toho Co. Ltd. (2) (100) (5,900)
Tokyo Electric Power Co. Holdings,
Inc. (2) (1,900) (6,325)
Tokyu Corp. (2) (300) (3,569)
Tosoh Corp. (2) (1,000) (14,634)
Toyota Industries Corp. (2) (300) (33,859)
Unicharm Corp. (2) (1,600) (11,553)
West Japan Railway Co. (2) (200) (4,572)
Yakult Honsha Co. Ltd. (2) (800) (15,066)
Yamaha Corp. (2) (200) (1,445)
Yamaha Motor Co. Ltd. (2) (3,000) (22,449)
Yaskawa Electric Corp. (2) (1,300) (29,397)
(1,102,465)
Luxembourg - ( 0 .1 ) %
ArcelorMittal SA (2) (260) (8,256)
INVESTMENTS SHARES VALUE ($)
Netherlands - ( 0 .3 ) %
Aalberts NV (2) (32) (1,162)
ABN AMRO Bank NV, CVA (2)(b) (224) (6,117)
Arcadis NV (2) (16) (777)
Heineken NV (2) (90) (7,852)
JDE Peet's NV (2) (128) (3,656)
NN Group NV (2) (121) (8,051)
NXP Semiconductors NV (32) (6,992)
(34,607)
Norway - ( 0 .2 ) %
DNB Bank ASA (2) (563) (15,569)
Gjensidige Forsikring ASA (2) (102) (2,586)
Mowi ASA (2) (712) (13,751)
(31,906)
Portugal - ( 0 .2 ) %
EDP SA (2) (1,725) (7,494)
Galp Energia SGPS SA (2) (716) (13,106)
Jeronimo Martins SGPS SA (2) (505) (12,786)
(33,386)
Singapore - ( 0 .3 ) %
DBS Group Holdings Ltd. (2) (400) (14,121)
Genting Singapore Ltd. (2) (10,900) (6,131)
Keppel Ltd. (2) (1,800) (10,511)
Singapore Airlines Ltd. (2) (1,100) (6,033)
STMicroelectronics NV (2) (262) (8,033)
(44,829)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (475) (14,002)
Spain - ( 0 .3 ) %
Amadeus IT Group SA (2) (155) (13,094)
Banco Santander SA (2) (228) (1,888)
CaixaBank SA (2) (165) (1,430)
Cellnex Telecom SA (2)(b) (106) (4,127)
Iberdrola SA (2) (526) (10,119)
Industria de Diseno Textil SA (2) (105) (5,478)
Redeia Corp. SA (2) (482) (10,314)
(46,450)
Sweden - ( 0 .9 ) %
AAK AB (2) (495) (13,006)
Assa Abloy AB, Class B (2) (149) (4,658)
Atlas Copco AB, Class A (2) (990) (16,004)
EQT AB (2) (334) (11,204)
Essity AB, Class B (2) (318) (8,805)
Getinge AB, Class B (2) (43) (864)
H & M Hennes & Mauritz AB, Class
B (2) (945) (13,310)
Hexagon AB, Class B (2) (1,633) (16,461)
Indutrade AB (2) (129) (3,522)
Securitas AB, Class B (2) (346) (5,180)
Skanska AB, Class B (2) (333) (7,757)
SSAB AB, Class B (2) (352) (2,084)
Svenska Cellulosa AB SCA, Class
B (2) (272) (3,537)
Swedbank AB, Class A (2) (350) (9,270)
Swedish Orphan Biovitrum AB (2) (45) (1,370)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (0.9)% (continued)
Trelleborg AB, Class B (2) (208) (7,748)
(124,780)
Switzerland - ( 1 .8 ) %
ABB Ltd. (Registered) (2) (90) (5,394)
Adecco Group AG (Registered) (2) (106) (3,159)
Bachem Holding AG, Class B (2) (50) (3,668)
Banque Cantonale Vaudoise
(Registered) (2) (19) (2,191)
Barry Callebaut AG (Registered)
(2) (19) (20,768)
Cie Financiere Richemont SA
(Registered) (2) (57) (10,786)
Clariant AG (Registered) (2) (169) (1,800)
EMS-Chemie Holding AG
(Registered) (2) (6) (4,536)
Georg Fischer AG (Registered) (2) (54) (4,420)
Julius Baer Group Ltd. (2) (412) (27,948)
Partners Group Holding AG (2) (4) (5,233)
SGS SA (Registered) (2) (50) (5,077)
SIG Group AG (2) (692) (12,800)
Sika AG (Registered) (2) (17) (4,625)
Sonova Holding AG (Registered)
(2) (34) (10,140)
Swatch Group AG (The) (2) (126) (20,571)
Swiss Life Holding AG (Registered)
(2) (13) (13,161)
Swisscom AG (Registered) (2) (41) (29,113)
TE Connectivity plc (25) (4,217)
Tecan Group AG (Registered) (2) (76) (15,553)
Temenos AG (Registered) (2) (106) (7,615)
UBS Group AG (Registered) (2) (124) (4,210)
VAT Group AG (2)(b) (20) (8,475)
Ypsomed Holding AG (Registered)
(2) (4) (2,135)
Zurich Insurance Group AG (2) (21) (14,694)
(242,289)
United Kingdom - ( 1 .0 ) %
Aberdeen Group plc (2) (1,129) (2,907)
Ashtead Group plc (2) (38) (2,437)
Associated British Foods plc (2) (566) (15,992)
Aviva plc (2) (645) (5,484)
Bellway plc (2) (32) (1,268)
BT Group plc (2) (823) (2,191)
Bunzl plc (2) (631) (20,107)
Croda International plc (2) (21) (843)
Diageo plc (2) (792) (19,971)
HSBC Holdings plc (2) (178) (2,153)
Inchcape plc (2) (252) (2,511)
Legal & General Group plc (2) (5,028) (17,593)
National Grid plc (2) (513) (7,530)
RS GROUP plc (2) (102) (805)
Schroders plc (2) (440) (2,188)
Smith & Nephew plc (2) (266) (4,074)
Spirax Group plc (2) (154) (12,593)
Unilever plc (2) (191) (11,656)
Weir Group plc (The) (2) (30) (1,026)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (1.0)% (continued)
Whitbread plc (2) (116) (4,502)
(137,831)
United States - ( 35 .8 ) %
AAON, Inc. (129) (9,514)
Acadia Healthcare Co., Inc. (256) (5,809)
Advanced Drainage Systems, Inc. (106) (12,175)
Advanced Micro Devices, Inc. (42) (5,960)
AECOM (81) (9,142)
Aflac, Inc. (151) (15,924)
AGCO Corp. (18) (1,857)
Air Products and Chemicals, Inc. (117) (33,001)
Akamai Technologies, Inc. (106) (8,455)
Alcoa Corp. (70) (2,066)
Alcon AG (2) (230) (20,397)
Align Technology, Inc. (16) (3,029)
ALLETE, Inc. (156) (9,995)
Alliant Energy Corp. (468) (28,300)
Allstate Corp. (The) (52) (10,468)
Alphabet, Inc., Class A (65) (11,455)
Altria Group, Inc. (99) (5,804)
American Airlines Group, Inc. (546) (6,126)
American Express Co. (72) (22,967)
American Financial Group, Inc. (54) (6,815)
American Water Works Co., Inc. (36) (5,008)
Amkor Technology, Inc. (487) (10,222)
Angi, Inc. (50) (763)
Aon plc, Class A (17) (6,065)
Apollo Global Management, Inc. (41) (5,817)
Appfolio, Inc., Class A (23) (5,296)
Aramark (85) (3,559)
Arch Capital Group Ltd. (46) (4,188)
Archer-Daniels-Midland Co. (442) (23,329)
Armstrong World Industries, Inc. (12) (1,949)
Arthur J Gallagher & Co. (67) (21,448)
ASGN, Inc. (176) (8,788)
Associated Banc-Corp. (45) (1,098)
Assurant, Inc. (53) (10,467)
ATI, Inc. (55) (4,749)
Autodesk, Inc. (35) (10,835)
AvalonBay Communities, Inc.,
REIT (126) (25,641)
Avantor, Inc. (248) (3,338)
Avery Dennison Corp. (44) (7,721)
Avient Corp. (70) (2,262)
Avnet, Inc. (83) (4,406)
Axon Enterprise, Inc. (3) (2,484)
Baker Hughes Co., Class A (528) (20,244)
Bank OZK (143) (6,730)
Baxter International, Inc. (320) (9,690)
Becton Dickinson & Co. (57) (9,818)
Bentley Systems, Inc., Class B (149) (8,042)
Best Buy Co., Inc. (21) (1,410)
BILL Holdings, Inc. (142) (6,569)
Biogen, Inc. (111) (13,940)
Bio-Rad Laboratories, Inc., Class A (12) (2,896)
Bio-Techne Corp. (361) (18,573)
BJ's Wholesale Club Holdings, Inc. (32) (3,451)
Black Hills Corp. (65) (3,647)
Blackbaud, Inc. (98) (6,293)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Blackrock, Inc. (16) (16,788)
Blackstone, Inc. (221) (33,057)
Block, Inc., Class A (69) (4,687)
Boeing Co. (The) (87) (18,229)
BOK Financial Corp. (43) (4,198)
BorgWarner, Inc. (109) (3,649)
BP plc (2) (1,450) (7,224)
Bright Horizons Family Solutions,
Inc. (8) (989)
Brixmor Property Group, Inc., REIT (260) (6,770)
Brown & Brown, Inc. (110) (12,196)
Brown-Forman Corp., Class B (450) (12,110)
Brunswick Corp. (26) (1,436)
Builders FirstSource, Inc. (51) (5,951)
Bunge Global SA (94) (7,546)
Burlington Stores, Inc. (47) (10,934)
BWX Technologies, Inc. (56) (8,067)
BXP, Inc., REIT (87) (5,870)
Cadence Bank (253) (8,091)
Caesars Entertainment, Inc. (141) (4,003)
Capital One Financial Corp. (49) (10,425)
Carlisle Cos., Inc. (27) (10,082)
Carter's, Inc. (115) (3,465)
Casey's General Stores, Inc. (8) (4,082)
Cboe Global Markets, Inc. (25) (5,830)
CBRE Group, Inc., Class A (75) (10,509)
CDW Corp. (22) (3,929)
Celanese Corp., Class A (164) (9,074)
CenterPoint Energy, Inc. (390) (14,329)
Certara, Inc. (476) (5,569)
CH Robinson Worldwide, Inc. (62) (5,949)
Charles River Laboratories
International, Inc. (45) (6,828)
Chemours Co. (The) (333) (3,813)
Cheniere Energy, Inc. (19) (4,627)
Chevron Corp. (70) (10,023)
Chipotle Mexican Grill, Inc., Class
A (128) (7,187)
Church & Dwight Co., Inc. (124) (11,918)
Cincinnati Financial Corp. (87) (12,956)
Cisco Systems, Inc. (465) (32,262)
Clean Harbors, Inc. (51) (11,790)
Clearway Energy, Inc., Class C (413) (13,216)
Cleveland-Cliffs, Inc. (1,150) (8,740)
CMS Energy Corp. (184) (12,748)
CNA Financial Corp. (78) (3,629)
Cognizant Technology Solutions
Corp., Class A (180) (14,045)
Coherent Corp. (49) (4,371)
Columbia Sportswear Co. (16) (977)
Comcast Corp., Class A (177) (6,317)
Comerica, Inc. (218) (13,004)
Commerce Bancshares, Inc. (42) (2,611)
Commercial Metals Co. (175) (8,559)
Conagra Brands, Inc. (964) (19,733)
ConocoPhillips (101) (9,064)
Consolidated Edison, Inc. (162) (16,257)
Constellation Brands, Inc., Class A (68) (11,062)
Cooper Cos., Inc. (The) (172) (12,240)
Corpay, Inc. (21) (6,968)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
CoStar Group, Inc. (31) (2,492)
Coterra Energy, Inc. (310) (7,868)
Coty, Inc., Class A (866) (4,027)
Cousins Properties, Inc., REIT (91) (2,733)
Crane NXT Co. (243) (13,098)
Credit Acceptance Corp. (7) (3,566)
Crocs, Inc. (23) (2,329)
CSL Ltd. (2) (127) (20,061)
CSX Corp. (914) (29,824)
Cullen/Frost Bankers, Inc. (19) (2,442)
CVS Health Corp. (182) (12,554)
Cytokinetics, Inc. (69) (2,280)
Darden Restaurants, Inc. (15) (3,270)
Dayforce, Inc. (78) (4,320)
Deere & Co. (25) (12,712)
Diamondback Energy, Inc. (112) (15,389)
Digital Realty Trust, Inc., REIT (70) (12,203)
Docusign, Inc., Class A (68) (5,297)
Dolby Laboratories, Inc., Class A (63) (4,678)
Dollar General Corp. (22) (2,516)
Dominion Energy, Inc. (118) (6,669)
Donaldson Co., Inc. (45) (3,121)
Dow, Inc. (646) (17,106)
DT Midstream, Inc. (41) (4,506)
DTE Energy Co. (53) (7,020)
DXC Technology Co. (544) (8,318)
Dynatrace, Inc. (143) (7,895)
Eagle Materials, Inc. (54) (10,914)
EastGroup Properties, Inc., REIT (45) (7,520)
Eastman Chemical Co. (306) (22,846)
eBay, Inc. (119) (8,861)
EchoStar Corp., Class A (456) (12,631)
Elanco Animal Health, Inc. (547) (7,811)
Element Solutions, Inc. (96) (2,174)
Elevance Health, Inc. (23) (8,946)
Emerson Electric Co. (79) (10,533)
EnerSys (53) (4,546)
Enphase Energy, Inc. (103) (4,084)
Ensign Group, Inc. (The) (32) (4,936)
Entegris, Inc. (137) (11,049)
Entergy Corp. (133) (11,055)
Envista Holdings Corp. (412) (8,050)
EOG Resources, Inc. (119) (14,234)
Equifax, Inc. (18) (4,669)
Equitable Holdings, Inc. (52) (2,917)
Equity Residential, REIT (414) (27,941)
Erie Indemnity Co., Class A (23) (7,976)
Essex Property Trust, Inc., REIT (51) (14,453)
Estee Lauder Cos., Inc. (The),
Class A (114) (9,211)
Euronet Worldwide, Inc. (8) (811)
Eversource Energy (115) (7,316)
Exelon Corp. (190) (8,250)
Expeditors International of
Washington, Inc. (136) (15,538)
Exponent, Inc. (103) (7,695)
Exxon Mobil Corp. (117) (12,613)
FactSet Research Systems, Inc. (25) (11,182)
Fastenal Co. (654) (27,468)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Federal Realty Investment Trust,
REIT (126) (11,969)
Ferrovial SE (2) (226) (12,055)
Fidelity National Information
Services, Inc. (40) (3,256)
First American Financial Corp. (213) (13,076)
First Citizens BancShares, Inc.,
Class A (13) (25,434)
First Hawaiian, Inc. (205) (5,117)
First Horizon Corp. (435) (9,222)
First Industrial Realty Trust, Inc.,
REIT (94) (4,524)
First Solar, Inc. (68) (11,257)
FirstEnergy Corp. (179) (7,207)
Five Below, Inc. (19) (2,492)
Five9, Inc. (440) (11,651)
Flagstar Financial, Inc. (225) (2,385)
Floor & Decor Holdings, Inc., Class
A (155) (11,774)
Fluor Corp. (75) (3,845)
FMC Corp. (63) (2,630)
FNB Corp. (984) (14,347)
Fortune Brands Innovations, Inc. (172) (8,855)
Fox Corp., Class A (103) (5,772)
Franklin Resources, Inc. (404) (9,635)
FTI Consulting, Inc. (67) (10,821)
GATX Corp. (68) (10,442)
Gen Digital, Inc. (715) (21,021)
Generac Holdings, Inc. (71) (10,168)
General Dynamics Corp. (23) (6,708)
General Mills, Inc. (623) (32,278)
Gentex Corp. (703) (15,459)
GFL Environmental, Inc. (16) (808)
Gilead Sciences, Inc. (130) (14,413)
Glacier Bancorp, Inc. (174) (7,496)
Globant SA (135) (12,263)
Globus Medical, Inc., Class A (91) (5,371)
Goldman Sachs Group, Inc. (The) (8) (5,662)
Goodyear Tire & Rubber Co. (The) (137) (1,421)
Graco, Inc. (40) (3,439)
Graphic Packaging Holding Co. (1,005) (21,175)
Greif, Inc., Class A (19) (1,235)
Grocery Outlet Holding Corp. (282) (3,502)
GXO Logistics, Inc. (102) (4,967)
Hamilton Lane, Inc., Class A (64) (9,096)
Harley-Davidson, Inc. (48) (1,133)
Hayward Holdings, Inc. (57) (787)
Healthcare Realty Trust, Inc., REIT (246) (3,902)
Healthpeak Properties, Inc., REIT (286) (5,008)
HEICO Corp. (10) (3,280)
Henry Schein, Inc. (263) (19,212)
Hershey Co. (The) (125) (20,744)
Hewlett Packard Enterprise Co. (652) (13,333)
Hexcel Corp. (136) (7,683)
HF Sinclair Corp. (112) (4,601)
Highwoods Properties, Inc., REIT (305) (9,482)
Hilton Grand Vacations, Inc. (107) (4,444)
Hims & Hers Health, Inc. (25) (1,246)
Honeywell International, Inc. (106) (24,685)
Hormel Foods Corp. (282) (8,531)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Howard Hughes Holdings, Inc. (24) (1,620)
HP, Inc. (782) (19,128)
Hubbell, Inc., Class B (44) (17,970)
Huntington Bancshares, Inc. (406) (6,805)
Huntington Ingalls Industries, Inc. (56) (13,522)
IAC, Inc. (148) (5,526)
IDACORP, Inc. (297) (34,289)
IDEX Corp. (86) (15,099)
Independence Realty Trust, Inc.,
REIT (714) (12,631)
Ingersoll Rand, Inc. (286) (23,789)
Insperity, Inc. (29) (1,743)
Intercontinental Exchange, Inc. (44) (8,073)
International Flavors & Fragrances,
Inc. (82) (6,031)
International Paper Co. (306) (14,330)
Intuit, Inc. (7) (5,513)
Ionis Pharmaceuticals, Inc. (243) (9,601)
Jabil, Inc. (10) (2,181)
Jack Henry & Associates, Inc. (120) (21,620)
Jacobs Solutions, Inc. (23) (3,023)
James Hardie Industries plc,
CHESS (2) (280) (7,519)
Jazz Pharmaceuticals plc (73) (7,747)
Jones Lang LaSalle, Inc. (57) (14,579)
JPMorgan Chase & Co. (51) (14,785)
KB Home (121) (6,409)
KeyCorp (418) (7,282)
Kimberly-Clark Corp. (268) (34,552)
Kinsale Capital Group, Inc. (9) (4,355)
KKR & Co., Inc. (71) (9,445)
KLA Corp. (5) (4,479)
Kraft Heinz Co. (The) (230) (5,939)
L3Harris Technologies, Inc. (66) (16,555)
Labcorp Holdings, Inc. (65) (17,063)
Lamb Weston Holdings, Inc. (133) (6,896)
Landstar System, Inc. (47) (6,534)
Lantheus Holdings, Inc. (88) (7,204)
Las Vegas Sands Corp. (199) (8,658)
Lattice Semiconductor Corp. (321) (15,726)
Lear Corp. (15) (1,425)
Leidos Holdings, Inc. (17) (2,682)
Lennar Corp., Class A (167) (18,472)
Lincoln Electric Holdings, Inc. (18) (3,732)
Lincoln National Corp. (66) (2,284)
Lithia Motors, Inc., Class A (7) (2,365)
Littelfuse, Inc. (4) (907)
LivaNova plc (25) (1,126)
Live Nation Entertainment, Inc. (47) (7,110)
LKQ Corp. (252) (9,327)
Loews Corp. (92) (8,433)
Lowe's Cos., Inc. (41) (9,097)
LPL Financial Holdings, Inc. (28) (10,499)
Lumentum Holdings, Inc. (124) (11,787)
LyondellBasell Industries NV, Class
A (233) (13,481)
M&T Bank Corp. (70) (13,579)
MACOM Technology Solutions
Holdings, Inc. (20) (2,866)
Macy's, Inc. (844) (9,841)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Madison Square Garden Sports
Corp., Class A (57) (11,910)
ManpowerGroup, Inc. (95) (3,838)
Marathon Petroleum Corp. (20) (3,322)
Markel Group, Inc. (3) (5,992)
Marsh & McLennan Cos., Inc. (78) (17,054)
Martin Marietta Materials, Inc. (38) (20,860)
Masco Corp. (115) (7,401)
Masimo Corp. (78) (13,121)
Match Group, Inc. (132) (4,077)
Maximus, Inc. (84) (5,897)
McCormick & Co., Inc.
(Non-Voting) (55) (4,170)
McDonald's Corp. (105) (30,678)
MDU Resources Group, Inc. (651) (10,852)
Medtronic plc (390) (33,996)
Meta Platforms, Inc., Class A (11) (8,119)
Microchip Technology, Inc. (126) (8,867)
Micron Technology, Inc. (53) (6,532)
Microsoft Corp. (47) (23,378)
MicroStrategy, Inc., Class A (29) (11,723)
Mid-America Apartment
Communities, Inc., REIT (89) (13,173)
Middleby Corp. (The) (50) (7,200)
MKS, Inc. (71) (7,055)
Moderna, Inc. (379) (10,457)
Mohawk Industries, Inc. (93) (9,750)
Molson Coors Beverage Co., Class
B (218) (10,484)
Mondelez International, Inc., Class
A (459) (30,955)
Morgan Stanley (164) (23,101)
Motorola Solutions, Inc. (25) (10,512)
MP Materials Corp. (51) (1,697)
MSA Safety, Inc. (48) (8,041)
MSC Industrial Direct Co., Inc.,
Class A (62) (5,271)
Murphy Oil Corp. (53) (1,193)
Murphy USA, Inc. (10) (4,068)
National Storage Affiliates Trust,
REIT (87) (2,783)
nCino, Inc. (456) (12,754)
Nestle SA (Registered) (2) (488) (48,521)
Neurocrine Biosciences, Inc. (11) (1,383)
New Jersey Resources Corp. (192) (8,605)
Newell Brands, Inc. (653) (3,526)
Nexstar Media Group, Inc., Class A (7) (1,211)
NextEra Energy, Inc. (116) (8,053)
NIKE, Inc., Class B (351) (24,935)
NNN REIT, Inc., REIT (49) (2,116)
Nordson Corp. (50) (10,719)
Norfolk Southern Corp. (61) (15,614)
Northern Trust Corp. (60) (7,607)
Northrop Grumman Corp. (11) (5,500)
Northwestern Energy Group, Inc. (22) (1,129)
Norwegian Cruise Line Holdings
Ltd. (82) (1,663)
NOV, Inc. (247) (3,070)
Novanta, Inc. (35) (4,513)
Nucor Corp. (57) (7,384)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
NVR, Inc. (1) (7,386)
Occidental Petroleum Corp. (138) (5,797)
Okta, Inc., Class A (13) (1,300)
Old Dominion Freight Line, Inc. (36) (5,843)
Olin Corp. (144) (2,893)
Ollie's Bargain Outlet Holdings,
Inc. (39) (5,139)
Omnicom Group, Inc. (195) (14,028)
ON Semiconductor Corp. (145) (7,599)
ONE Gas, Inc. (77) (5,533)
ONEOK, Inc. (95) (7,755)
Option Care Health, Inc. (176) (5,716)
Oracle Corp. (19) (4,154)
O'Reilly Automotive, Inc. (365) (32,897)
Ormat Technologies, Inc. (59) (4,942)
Oshkosh Corp. (48) (5,450)
Parker-Hannifin Corp. (27) (18,859)
Parsons Corp. (100) (7,177)
Paychex, Inc. (88) (12,800)
Paycom Software, Inc. (27) (6,248)
Penn Entertainment, Inc. (48) (858)
PepsiCo, Inc. (184) (24,295)
Performance Food Group Co. (88) (7,697)
Permian Resources Corp., Class A (462) (6,292)
Perrigo Co. plc (216) (5,772)
Pfizer, Inc. (993) (24,070)
Pinnacle Financial Partners, Inc. (89) (9,826)
Pinnacle West Capital Corp. (208) (18,610)
Planet Fitness, Inc., Class A (92) (10,033)
Polaris, Inc. (64) (2,602)
Pool Corp. (35) (10,202)
PotlatchDeltic Corp., REIT (30) (1,151)
Power Integrations, Inc. (54) (3,019)
PPL Corp. (313) (10,608)
Premier, Inc., Class A (394) (8,640)
Principal Financial Group, Inc. (135) (10,723)
Progressive Corp. (The) (57) (15,211)
Prologis, Inc., REIT (123) (12,930)
Prudential Financial, Inc. (162) (17,405)
PTC, Inc. (62) (10,685)
Public Service Enterprise Group,
Inc. (133) (11,196)
Public Storage, REIT (36) (10,563)
PVH Corp. (58) (3,979)
QIAGEN NV (2) (215) (10,359)
Qorvo, Inc. (90) (7,642)
Quanta Services, Inc. (24) (9,074)
Quest Diagnostics, Inc. (86) (15,448)
Range Resources Corp. (114) (4,636)
Rayonier, Inc., REIT (470) (10,425)
RBC Bearings, Inc. (17) (6,542)
Realty Income Corp., REIT (166) (9,563)
Regal Rexnord Corp. (79) (11,452)
Regency Centers Corp., REIT (174) (12,394)
Regeneron Pharmaceuticals, Inc. (18) (9,450)
Reliance, Inc. (11) (3,453)
RenaissanceRe Holdings Ltd. (20) (4,858)
Repligen Corp. (64) (7,960)
Republic Services, Inc., Class A (56) (13,810)
Revvity, Inc. (289) (27,952)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Rexford Industrial Realty, Inc.,
REIT (64) (2,276)
Reynolds Consumer Products, Inc. (234) (5,012)
RH (18) (3,402)
RingCentral, Inc., Class A (30) (851)
RLI Corp. (177) (12,783)
Roper Technologies, Inc. (41) (23,240)
Ross Stores, Inc. (86) (10,972)
Royal Caribbean Cruises Ltd. (66) (20,667)
RPM International, Inc. (68) (7,469)
RTX Corp. (143) (20,881)
Sabra Health Care REIT, Inc.,
REIT (91) (1,678)
Saia, Inc. (43) (11,782)
Sarepta Therapeutics, Inc. (282) (4,822)
Sealed Air Corp. (39) (1,210)
SEI Investments Co. (193) (17,343)
Sensata Technologies Holding plc (264) (7,949)
Sherwin-Williams Co. (The) (17) (5,837)
Shift4 Payments, Inc., Class A (136) (13,479)
Signify NV (2)(b) (75) (2,036)
Silgan Holdings, Inc. (99) (5,364)
Simpson Manufacturing Co., Inc. (39) (6,057)
SiteOne Landscape Supply, Inc. (44) (5,321)
Skyworks Solutions, Inc. (174) (12,966)
Snap, Inc., Class A (188) (1,634)
Snap-on, Inc. (18) (5,601)
Somnigroup International, Inc. (55) (3,743)
Sonoco Products Co. (42) (1,830)
Southern Co. (The) (466) (42,794)
SouthState Corp. (62) (5,706)
Southwest Airlines Co. (288) (9,343)
Southwest Gas Holdings, Inc. (180) (13,390)
Spectrum Brands Holdings, Inc. (43) (2,279)
STAG Industrial, Inc., REIT (148) (5,369)
Stanley Black & Decker, Inc. (219) (14,837)
Starbucks Corp. (356) (32,620)
State Street Corp. (123) (13,080)
Stellantis NV (2) (1,655) (16,577)
STERIS plc (13) (3,123)
Sun Communities, Inc., REIT (91) (11,511)
Super Micro Computer, Inc. (68) (3,333)
Synopsys, Inc. (32) (16,406)
Sysco Corp. (269) (20,374)
T. Rowe Price Group, Inc. (190) (18,335)
Take-Two Interactive Software, Inc. (14) (3,400)
Targa Resources Corp. (28) (4,874)
Target Corp. (67) (6,610)
TD SYNNEX Corp. (91) (12,349)
Teledyne Technologies, Inc. (32) (16,394)
Teleflex, Inc. (91) (10,771)
Tenaris SA (2) (238) (4,461)
Teradata Corp. (189) (4,217)
Teradyne, Inc. (60) (5,395)
Terex Corp. (18) (840)
Tesla, Inc. (20) (6,353)
Tetra Tech, Inc. (204) (7,336)
Texas Instruments, Inc. (99) (20,554)
The Campbell's Co. (400) (12,260)
Thermo Fisher Scientific, Inc. (18) (7,298)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Thor Industries, Inc. (72) (6,394)
Timken Co. (The) (178) (12,914)
TopBuild Corp. (33) (10,683)
Toro Co. (The) (46) (3,251)
Tractor Supply Co. (303) (15,989)
TransDigm Group, Inc. (14) (21,289)
Trex Co., Inc. (226) (12,290)
TripAdvisor, Inc. (441) (5,755)
Tyler Technologies, Inc. (45) (26,678)
Ubiquiti, Inc. (3) (1,235)
UFP Industries, Inc. (76) (7,551)
UGI Corp. (304) (11,072)
Ulta Beauty, Inc. (15) (7,017)
UMB Financial Corp. (121) (12,724)
United Airlines Holdings, Inc. (20) (1,593)
United Bankshares, Inc. (557) (20,292)
United Rentals, Inc. (11) (8,287)
UnitedHealth Group, Inc. (19) (5,927)
Unity Software, Inc. (356) (8,615)
Unum Group (28) (2,261)
US Foods Holding Corp. (41) (3,157)
UWM Holdings Corp., Class A (817) (3,382)
Vail Resorts, Inc. (133) (20,898)
Valero Energy Corp. (54) (7,259)
Valley National Bancorp (948) (8,466)
Valvoline, Inc. (354) (13,406)
Verizon Communications, Inc. (253) (10,947)
Vertex Pharmaceuticals, Inc. (20) (8,904)
Viatris, Inc. (866) (7,733)
VICI Properties, Inc., Class A,
REIT (508) (16,561)
Viking Therapeutics, Inc. (272) (7,208)
Visteon Corp. (105) (9,797)
Vornado Realty Trust, REIT (227) (8,680)
Voya Financial, Inc. (171) (12,141)
Walmart, Inc. (89) (8,702)
Walt Disney Co. (The) (114) (14,137)
Waste Connections, Inc. (65) (12,137)
Waste Management, Inc. (121) (27,687)
Welltower, Inc., REIT (108) (16,603)
West Pharmaceutical Services,
Inc. (11) (2,407)
Western Alliance Bancorp (62) (4,835)
Western Digital Corp. (52) (3,327)
Western Union Co. (The) (252) (2,122)
Westlake Corp. (121) (9,188)
WEX, Inc. (43) (6,316)
Weyerhaeuser Co., REIT (515) (13,230)
Whirlpool Corp. (101) (10,243)
White Mountains Insurance Group
Ltd. (3) (5,387)
Willis Towers Watson plc (29) (8,889)
WillScot Holdings Corp. (378) (10,357)
WP Carey, Inc., REIT (80) (4,990)
Wyndham Hotels & Resorts, Inc. (26) (2,111)
Wynn Resorts Ltd. (112) (10,491)
XPO, Inc. (103) (13,008)
Xylem, Inc. (54) (6,985)
YETI Holdings, Inc. (241) (7,596)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.8)% (continued)
Zimmer Biomet Holdings, Inc. (23) (2,098)
(4,826,382)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (137) (2,434)
TOTAL COMMON STOCKS
(Proceeds $(7,631,115))                                                     (7,800,599)
PREFERRED STOCKS - (0.3)%
Germany - ( 0 .3 ) %
Henkel AG & Co. KGaA
(Preference) (2) (427) (33,555)
Volkswagen AG (Preference) (2) (22) (2,326)
TOTAL PREFERRED STOCKS
(Proceeds $(34,671))                                                     (35,881)
TOTAL SHORT POSITIONS
(Proceeds $(7,665,786)) (7,836,480)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 76.2%
(Cost $10,247,867) 10,289,594
OTHER ASSETS IN EXCESS OF
LIABILITIES - 23.8% ‡ 3,208,909
NET ASSETS - 100.0% 13,498,503
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 39,563 0 .3%
Consumer Discretionary (61,493) ( 0 .5 )
Consumer Staples (293,879) ( 2 .3 )
Energy (97,881) ( 0 .7 )
Financials 115,996 0 .9
Health Care 101,226 0 .8
Industrials (18,402) ( 0 .1 )
Information Technology 86,561 0 .6
Materials (18,948) ( 0 .1 )
Real Estate (92,261) ( 0 .7 )
Utilities (132,913) ( 1 .0 )
Investment Companies 10,662,025 79 .0
Total Investments In Securities
At Value 10,289,594 76 .2
Other Assets in Excess of
Liabilities ‡ 3,208,909 23 .8
Net Assets
$ 13,498,503 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $7,371,140. In addition, $1,269,509 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $80,239 of investment in securities and
$(42,501) of securities sold short, which represents 0.59% and (0.31)% of net assets of the Fund, respectively.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 50,000 $ (1,091) $ (183) $ (1,274)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 50,000 (1,091) (182) (1,273)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 100,000 (1,973) (272) (2,245)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 % Quarterly 6/20/2030 0 .51 % USD 100,000 $ (1,973) $ (272) $ (2,245)
$ (6,128) $ (909) $ (7,037)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 50,000 $ 4,781 $ 792 $ 5,573
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 50,000 4,781 792 5,573
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 50,000 3,736 101 3,837
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 50,000 3,736 101 3,837
17,034 1,786 18,820
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .56 % USD 50,000 $ (1,330) $ 107 $ (1,223)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .56 USD 50,000 (1,330) 106 (1,224)
(2,660) 213 (2,447)
$ 14,374 $ 1,999 $ 16,373
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 10,000,000 $ 29 $ 4 $ 33
Pay 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 10,000,000 29 4 33
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 400,000 (364) 595 231
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 500,000 (372) 661 289
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 900,000 4,129 (2,057) 2,072
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 900,000 4,128 (2,057) 2,071
Pay 1D SOFR Annual 3.50% Annual 12/15/2027 USD 300,000 519 955 1,474
Pay 1D SOFR Annual 3.50% Annual 12/15/2027 USD 300,000 542 931 1,473
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 100,000 1,450 1,143 2,593
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 100,000 1,450 1,143 2,593
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 2,500,000 (5,407) 6,258 851
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 2,500,000 (5,407) 6,258 851
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 100,000 (68) 168 100
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 200,000 (145) 345 200
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 100,000 671 467 1,138
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 10,000,000 1,651 559 2,210
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 10,000,000 1,651 559 2,210
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 4,000,000 631 700 1,331

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 4,000,000 $ 631 $ 700 $ 1,331
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 3,000,000 (62) 329 267
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 3,000,000 (62) 329 267
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 500,000 175 130 305
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 500,000 175 130 305
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 5,000,000 250 (15) 235
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 5,000,000 250 (15) 235
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 500,000 124 (40) 84
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 500,000 124 (40) 84
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 500,000 198 (105) 93
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 500,000 198 (105) 93
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 1,400,000 2,135 1,946 4,081
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 1,500,000 2,287 2,085 4,372
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 300,000 1,971 789 2,760
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 200,000 1,314 526 1,840
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 (60) 74 14
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 (60) 74 14
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 300,000 83 152 235
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 300,000 83 152 235
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 200,000 97 231 328
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 200,000 97 231 328
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 500,000 (20) 61 41
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 500,000 (20) 61 41
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 13,000,000 (1,100) 4,578 3,478
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 13,000,000 (1,100) 4,578 3,478
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 500,000 402 301 703
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 500,000 402 301 703
Pay 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 3,500,000 (17) 140 123
Pay 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 3,500,000 (17) 140 123
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 800,000 6,680 1,702 8,382
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 800,000 6,660 1,722 8,382
Pay 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 5,000,000 15 22 37
Pay 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 5,000,000 15 22 37
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 900,000 10,169 (1,634) 8,535
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 900,000 10,169 (1,634) 8,535
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 1,000,000 62 1,484 1,546
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 1,000,000 62 1,484 1,546
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 400,000 3,356 (1,300) 2,056
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 300,000 2,558 (1,016) 1,542
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 547 509 1,056
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 200,000 1,832 1,409 3,241
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 200,000 1,832 1,409 3,241
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 100,000 3,160 3,427 6,587
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 100,000 3,160 3,427 6,587
63,872 45,387 109,259
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 (636) 547 (89)
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 (636) 547 (89)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 5,000,000 (25) (29) (54)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 5,000,000 (25) (29) (54)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 300,000 (2,604) (1,388) (3,992)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 300,000 (2,379) (1,613) (3,992)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 400,000 (2,825) 1,882 (943)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 300,000 (2,278) 1,571 (707)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 700,000 $ (1,481) $ 574 $ (907)
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 700,000 (1,481) 574 (907)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 150,000,000 (856) 78 (778)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 150,000,000 (856) 78 (778)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 1,500,000 (225) 116 (109)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 1,500,000 (225) 116 (109)
Pay 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 5,000,000 (128) 74 (54)
Pay 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 5,000,000 (128) 74 (54)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 900,000 (570) (38) (608)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 800,000 (522) (18) (540)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 1,000,000 60 (91) (31)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 1,000,000 60 (91) (31)
Pay 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 100,000 (78) 70 (8)
Pay 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 200,000 (157) 142 (15)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (342) 159 (183)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (342) 160 (182)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 105,000,000 (57) (28) (85)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 105,000,000 (57) (28) (85)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 45,000,000 (28) (74) (102)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 45,000,000 (28) (74) (102)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 100,000 10 (188) (178)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 200,000 496 (1,691) (1,195)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 200,000 496 (1,691) (1,195)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,000,000 (15,434) (5,972) (21,406)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,000,000 (15,434) (5,972) (21,406)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 100,000 (1,617) 725 (892)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 95,000,000 (2,427) 67 (2,360)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 95,000,000 (2,427) 67 (2,360)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 5,000,000 (58) (9) (67)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 5,000,000 (58) (9) (67)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 5,000,000 (696) (38) (734)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 5,000,000 (696) (38) (734)
Receive 6M BBR Semi 4.50% Semi 12/13/2035 AUD 100,000 (1,680) (348) (2,028)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 (198) (533) (731)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 1,500,000 2 (1,005) (1,003)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 1,500,000 (21) (981) (1,002)
(58,591) (14,355) (72,946)
$ 5,281 $ 31,032 $ 36,313
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.95%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 08/13/2025 BRL 706,015 $ (316)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 09/19/2025 CHF 238,020 (1,963)
Total unrealized depreciation (2,279)
Net unrealized depreciation $ (2,279)
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 2 7/2025 USD $ 133,480 $ (15,639)
Hang Seng Mini Index 9 7/2025 HKD 276,124 (651)
H-Shares Index 29 7/2025 HKD 320,258 (1,020)
IBEX 35 Index 6 7/2025 EUR 98,388 173
IFSC NIFTY 50 Index 2 7/2025 USD 102,404 1,309
KOSPI 200 Index 19 7/2025 KRW 292,447 (368)
MSCI Singapore Index 3 7/2025 SGD 97,031 909
NY Harbor ULSD 3 7/2025 USD 286,814 (15,758)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
OMXS30 Index 1 7/2025 SEK $ 26,351 $ 647
Rapeseed 1 7/2025 EUR 27,535 (1,544)
RBOB Gasoline 1 7/2025 USD 87,028 (8,435)
SGX FTSE China A50 Index 22 7/2025 USD 294,536 (3,243)
SGX FTSE Taiwan Index 1 7/2025 USD 72,940 205
WTI Crude Oil 4 7/2025 USD 260,440 (24,970)
100 oz Gold 1 8/2025 USD 330,770 (9,415)
CBOE Volatility Index 1 8/2025 USD 20,098 (1,392)
Lean Hogs 1 8/2025 USD 43,000 (1,777)
Live Cattle 2 8/2025 USD 171,100 2,285
Low Sulphur Gasoil 5 8/2025 USD 330,500 (29,837)
Australia 10 Year Bond 2 9/2025 AUD 150,989 1,114
Australia 3 Year Bond 4 9/2025 AUD 283,717 848
Canada 10 Year Bond 1 9/2025 CAD 89,657 675
CBOE Volatility Index 1 9/2025 USD 20,701 (1,096)
Cocoa 1 9/2025 USD 90,000 (532)
Cocoa 1 9/2025 GBP 81,522 (2,421)
Coffee 'C' 1 9/2025 USD 112,537 (9,490)
Crude Palm Oil 1 9/2025 MYR 23,667 (110)
DJIA CBOT Micro E-mini Index 4 9/2025 USD 88,778 235
Euro STOXX 50 Index 2 9/2025 EUR 125,499 789
Euro-BTP 4 9/2025 EUR 570,222 1,176
Euro-Bund 1 9/2025 EUR 153,404 (531)
Euro-Buxl 1 9/2025 EUR 139,917 (3,217)
Euro-OAT 3 9/2025 EUR 437,703 (838)
FTSE 100 Index 1 9/2025 GBP 120,649 (223)
FTSE/JSE Top 40 Index 2 9/2025 ZAR 101,424 1,784
FTSE/MIB Index 4 9/2025 EUR 187,775 146
LME Aluminum Base Metal 1 9/2025 USD 64,951 1,398
LME Lead Base Metal 1 9/2025 USD 51,122 1,769
LME Nickel Base Metal 1 9/2025 USD 91,160 1,037
LME Zinc Base Metal 1 9/2025 USD 68,744 141
LME Zinc Base Metal 1 9/2025 USD 68,745 2,305
LME Zinc Base Metal 1 9/2025 USD 68,817 2,839
Mini-DAX Index 1 9/2025 EUR 141,643 (256)
MSCI Emerging Markets Index 5 9/2025 USD 308,375 10,218
NASDAQ 100 Micro E-Mini Index 3 9/2025 USD 137,360 321
Russell 2000 Micro E-Mini Index 13 9/2025 USD 142,461 (92)
S&P 500 E-Mini Index 44 9/2025 USD 13,758,250 471,468
S&P 500 Micro E-Mini Index 7 9/2025 USD 218,881 494
S&P/TSX 60 Index 1 9/2025 CAD 234,992 2,143
Silver 1 9/2025 USD 180,860 (160)
SPI 200 Index 2 9/2025 AUD 280,931 705
Sugar No. 11 6 9/2025 USD 108,864 (630)
Wheat 1 9/2025 USD 26,912 (1,794)
CBOE Volatility Index 1 10/2025 USD 21,107 (809)
CBOE Volatility Index 1 11/2025 USD 21,300 (805)
3 Month Euro Euribor 4 12/2025 EUR 1,156,688 270
90-Day Australian Bank Bill 1 12/2025 AUD 653,189 138
90-Day New Zealand Bill 1 12/2025 NZD 604,970 97
Soybean Oil 1 12/2025 USD 31,650 (1,577)
3 Month CORRA 3 3/2026 CAD 537,681 560
3 Month Euro Euribor 7 3/2026 EUR 2,024,719 631
3 Month SARON 2 3/2026 CHF 631,357 (536)
3 Month SONIA 3 3/2026 GBP 992,374 942
90-Day Australian Bank Bill 3 3/2026 AUD 1,960,000 525
90-Day New Zealand Bill 1 3/2026 NZD 605,000 158

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month CORRA 2 6/2026 CAD $ 358,546 $ 474
3 Month Euro Euribor 8 6/2026 EUR 2,313,612 427
3 Month SARON 1 6/2026 CHF 315,741 (263)
3 Month SONIA 5 6/2026 GBP 1,656,531 1,913
90-Day Australian Bank Bill 8 6/2026 AUD 5,226,794 1,428
90-Day New Zealand Bill 1 6/2026 NZD 604,926 187
3 Month CORRA 1 9/2026 CAD 179,255 274
3 Month Euro Euribor 4 9/2026 EUR 1,156,276 48
3 Month SARON 2 9/2026 CHF 631,357 (568)
3 Month SONIA 5 9/2026 GBP 1,657,732 1,905
90-Day Australian Bank Bill 2 9/2026 AUD 1,306,634 334
3 Month CORRA 1 12/2026 CAD 179,172 274
3 Month Euro Euribor 4 12/2026 EUR 1,155,569 (52)
3 Month SARON 1 12/2026 CHF 315,552 (285)
3 Month SONIA 3 12/2026 GBP 994,845 1,188
3 Month Euro Euribor 4 3/2027 EUR 1,154,685 (212)
3 Month SOFR 1 3/2027 USD 242,425 462
3 Month SONIA 1 3/2027 GBP 331,581 375
3 Month Euro Euribor 4 6/2027 EUR 1,153,802 (347)
3 Month SOFR 1 6/2027 USD 242,400 437
3 Month SONIA 1 6/2027 GBP 331,478 365
3 Month SOFR 1 9/2027 USD 242,275 500
3 Month SONIA 1 9/2027 GBP 331,358 345
Total of long contracts 380,497
Short Contracts
CBOE Volatility Index (1) 7/2025 USD (18,713) 2,481
Natural Gas (1) 7/2025 USD (34,560) 5,468
SGX Iron Ore (4) 8/2025 USD (37,608) (403)
Copper (2) 9/2025 USD (254,125) (8,356)
Corn (2) 9/2025 USD (40,925) 1,418
Euro-Schatz (8) 9/2025 EUR (1,010,634) (94)
KC HRW Wheat (3) 9/2025 USD (79,012) 6,471
LME Aluminum Base Metal (1) 9/2025 USD (65,001) (1,429)
LME Aluminum Base Metal (1) 9/2025 USD (64,951) (1,042)
LME Lead Base Metal (1) 9/2025 USD (51,122) (1,670)
LME Lead Base Metal (1) 9/2025 USD (51,134) (1,762)
LME Nickel Base Metal (1) 9/2025 USD (91,160) (1,211)
LME Nickel Base Metal (1) 9/2025 USD (91,175) (1,057)
LME Zinc Base Metal (1) 9/2025 USD (68,744) (33)
LME Zinc Base Metal (1) 9/2025 USD (68,745) (2,810)
LME Zinc Base Metal (1) 9/2025 USD (68,817) (211)
Milling Wheat No. 2 (3) 9/2025 EUR (34,455) 1,446
Nikkei 225 Index (5) 9/2025 JPY (140,655) 328
TOPIX Mini Index (4) 9/2025 JPY (79,317) 76
U.S. Treasury 2 Year Note (3) 9/2025 USD (624,117) (2,143)
U.S. Treasury 5 Year Note (3) 9/2025 USD (327,070) (2,168)
U.S. Treasury Long Bond (1) 9/2025 USD (115,375) (1,475)
Platinum (1) 10/2025 USD (67,150) (2,962)
Soybean (5) 11/2025 USD (256,750) 7,575
Cotton No. 2 (2) 12/2025 USD (68,130) (1,351)
Soybean Meal (8) 12/2025 USD (231,440) 7,443
3 Month SOFR (1) 3/2026 USD (240,838) (575)
3 Month SONIA (1) 12/2027 GBP (331,238) (395)
Total of short contracts 1,559
Net unrealized appreciation $ 382,056

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 343,500 USD 222,278 CITI 9/17/2025 $ 4,165
AUD 343,500 USD 222,277 JPMC 9/17/2025 4,166
BRL 277,000 USD 49,500 CITI
**
9/17/2025 493
BRL 277,000 USD 49,500 JPMC
**
9/17/2025 493
CAD 115,500 USD 84,257 CITI 9/17/2025 895
CAD 115,500 USD 84,257 JPMC 9/17/2025 895
CHF 99,500 USD 123,997 CITI 9/17/2025 2,646
CHF 99,500 USD 123,996 JPMC 9/17/2025 2,646
CLP 50,000,000 USD 52,927 CITI
**
9/17/2025 733
CLP 50,000,000 USD 52,927 JPMC
**
9/17/2025 734
CNY 709,500 USD 99,454 CITI
**
9/17/2025 289
CNY 709,500 USD 99,454 JPMC
**
9/17/2025 289
COP 177,011,494 USD 42,839 CITI
**
9/17/2025 21
COP 177,011,494 USD 42,839 JPMC
**
9/17/2025 21
CZK 6,500,000 USD 302,244 CITI 9/17/2025 8,172
CZK 6,500,000 USD 302,243 JPMC 9/17/2025 8,173
EUR 368,000 USD 427,799 CITI 9/17/2025 7,948
EUR 368,000 USD 427,798 JPMC 9/17/2025 7,949
GBP 20,500 USD 27,452 CITI 9/17/2025 702
GBP 20,500 USD 27,452 JPMC 9/17/2025 702
HUF 85,000,000 USD 241,336 CITI 9/17/2025 8,174
HUF 85,000,000 USD 241,336 JPMC 9/17/2025 8,174
IDR 500,000,000 USD 30,549 CITI
**
9/17/2025 324
IDR 500,000,000 USD 30,549 JPMC
**
9/17/2025 324
ILS 86,000 USD 24,649 CITI 9/17/2025 909
ILS 86,000 USD 24,649 JPMC 9/17/2025 909
JPY 110,000,000 USD 765,392 CITI 9/17/2025 5,249
JPY 110,000,000 USD 765,390 JPMC 9/17/2025 5,250
KRW 50,000,000 USD 37,007 CITI
**
9/17/2025 127
KRW 50,000,000 USD 37,007 JPMC
**
9/17/2025 127
NZD 762,500 USD 460,492 CITI 9/17/2025 5,516
NZD 762,500 USD 460,491 JPMC 9/17/2025 5,517
PEN 253,500 USD 70,168 CITI
**
9/17/2025 1,235
PEN 253,500 USD 70,168 JPMC
**
9/17/2025 1,235
SGD 30,500 USD 24,079 CITI 9/17/2025 46
SGD 30,500 USD 24,079 JPMC 9/17/2025 46
TWD 3,500,000 USD 121,136 CITI
**
9/17/2025 1,384
TWD 3,500,000 USD 121,136 JPMC
**
9/17/2025 1,385
ZAR 6,000,000 USD 331,972 CITI 9/17/2025 5,004
ZAR 6,000,000 USD 331,971 JPMC 9/17/2025 5,005
Total unrealized appreciation 108,072
COP 172,988,506 USD 41,957 CITI
**
9/17/2025 (71)
COP 172,988,506 USD 41,957 JPMC
**
9/17/2025 (71)
NOK 2,500,000 USD 251,544 CITI 9/17/2025 (3,394)
NOK 2,500,000 USD 251,543 JPMC 9/17/2025 (3,393)
USD 742,078 AUD 1,143,000 CITI 9/17/2025 (11,412)
USD 742,079 AUD 1,143,000 JPMC 9/17/2025 (11,411)
USD 263,506 CAD 358,000 CITI 9/17/2025 (430)
USD 263,507 CAD 358,000 JPMC 9/17/2025 (429)
USD 191,494 CHF 154,500 CITI 9/17/2025 (5,152)
USD 191,494 CHF 154,500 JPMC 9/17/2025 (5,152)
USD 322,065 CNY 2,299,500 CITI
**
9/17/2025 (1,202)
USD 322,066 CNY 2,299,500 JPMC
**
9/17/2025 (1,202)
USD 367,833 EUR 317,500 CITI 9/17/2025 (8,117)
USD 367,834 EUR 317,500 JPMC 9/17/2025 (8,117)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 112,381 GBP 82,500 CITI 9/17/2025 $ (920)
USD 112,381 GBP 82,500 JPMC 9/17/2025 (920)
USD 288,468 INR 25,000,000 CITI
**
9/17/2025 (2,159)
USD 288,469 INR 25,000,000 JPMC
**
9/17/2025 (2,158)
USD 137,667 JPY 20,000,000 CITI 9/17/2025 (2,450)
USD 137,667 JPY 20,000,000 JPMC 9/17/2025 (2,450)
USD 52,211 MXN 1,000,000 CITI 9/17/2025 (640)
USD 52,211 MXN 1,000,000 JPMC 9/17/2025 (640)
USD 99,101 NOK 1,000,000 CITI 9/17/2025 (159)
USD 99,101 NOK 1,000,000 JPMC 9/17/2025 (159)
USD 117,654 NZD 194,500 CITI 9/17/2025 (1,216)
USD 117,654 NZD 194,500 JPMC 9/17/2025 (1,216)
USD 118,700 PLN 440,500 CITI 9/17/2025 (3,287)
USD 118,700 PLN 440,500 JPMC 9/17/2025 (3,287)
USD 51,613 SEK 500,000 CITI 9/17/2025 (1,509)
USD 51,613 SEK 500,000 JPMC 9/17/2025 (1,509)
USD 154,600 SGD 197,500 CITI 9/17/2025 (1,618)
USD 154,601 SGD 197,500 JPMC 9/17/2025 (1,617)
USD 107,660 THB 3,500,000 CITI 9/17/2025 (645)
USD 107,660 THB 3,500,000 JPMC 9/17/2025 (644)
USD 27,477 ZAR 500,000 CITI 9/17/2025 (605)
USD 27,477 ZAR 500,000 JPMC 9/17/2025 (605)
Total unrealized depreciation (89,966)
Net unrealized appreciation $ 18,106
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ (4,744) $ (4,744)
GSCO
Cash – 119,547 119,547
JPMS
Cash – 298,548 298,548
MSCL
Cash – 720,542 720,542
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 320,751 $ 320,751
JPPC
Cash – 29,288 29,288

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 134.8%
COMMON STOCKS - 12.9%
Communication Services - 0 .5%
Diversified Telecommunication Services - 0 .5%
Frontier Communications Parent,
Inc. *(a) 253,581 9,230,348
Interactive Media & Services - 0 .0% †
Snap, Inc., Class A *(a) 94,135 818,033
Total Communication Services 10,048,381
Consumer Discretionary - 1 .0%
Hotels, Restaurants & Leisure - 1 .0%
Everi Holdings, Inc. *(a) 1,299,869 18,510,135
Energy - 2 .1%
Energy Equipment & Services - 1 .6%
ChampionX Corp. (a) 1,296,693 32,209,854
Oil, Gas & Consumable Fuels - 0 .5%
Hess Corp. (a) 58,838 8,151,417
Total Energy 40,361,271
Financials - 5 .0%
Banks - 0 .4%
Brookline Bancorp, Inc. (a) 642,229 6,775,516
Capital Markets - 2 .5%
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(b)(c) 77,278 309
Axiom Intelligence Acquisition Corp.
1, Class B (acquired 6/18/2025,
Cost $257) (3)*(b)(c) 64,144 257
BERTO ACQUISITION Corp. *(c)
405,124 4,221,392
Blue Water Acquisition Corp. III,
Class B (acquired 6/10/2025, Cost
$332) (3)*(b)(c) 82,976 332
byNordic Acquisition Corp., Class A
(Sweden) (2)*(c) 40,443 489,360
Cantor Equity Partners I, Inc., Class
A *(c) 215,608 2,565,735
Cantor Equity Partners II, Inc., Class
A *(c) 123,885 1,366,452
Cantor Equity Partners III, Inc.,
Class A *(c) 102,751 1,084,023
CO2 Energy Transition Corp. *(c)
127,667 1,289,437
Cohen Circle Acquisition Corp. I,
Class B (acquired 10/11/2024, Cost
$326) (3)*(b)(c) 65,200 326
Columbus Circle Capital Corp. I,
Class A *(c) 240,454 2,553,622
Columbus Circle Capital Corp. I,
Class B (acquired 5/16/2025, Cost
$146) (3)*(b)(c) 48,800 146
Crane Harbor Acquisition Corp.,
Class A *(c) 516,010 5,196,221
Crane Harbor Acquisition Corp.,
Class B (acquired 4/25/2025, Cost
$313) (3)*(b)(c) 62,544 313
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.5% (continued)
Digital Asset Acquisition Corp.,
Class A *(c) 389,598 4,079,091
Dune Acquisition Corp. II, Class A
*(c) 206,104 2,071,345
EGH Acquisition Corp., Class B
(acquired 5/9/2025, Cost $202)
(3)*(b)(c) 67,296 202
ESH Acquisition Corp., Class A *(c)
8,212 91,317
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(b)(c) 14,907 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $221)
(3)*(b)(c) 59,627 221
FG Merger II Corp. *(c)
179,188 1,768,586
Four Leaf Acquisition Corp., Class
A (2)*(c) 93,095 1,077,109
Gesher Acquisition Corp. II, Class
B (acquired 3/21/2025, Cost $417)
(3)*(b)(c) 92,583 417
Gigcapital7 Corp., Class B (acquired
8/29/2024, Cost $78,678) (3)*(b)(c) 68,416 78,678
GSR III Acquisition Corp., Class B
(acquired 11/7/2024, Cost $1) (3)*(b)
(c) 99,580 1
HCM II Acquisition Corp., Class B
(acquired 8/16/2024, Cost $236)
(3)*(b)(c) 59,069 236
Hennessy Capital Investment Corp.
VII, Class B (acquired 1/17/2025,
Cost $131) (3)*(b)(c) 65,300 131
IB Acquisition Corp. (2)*(c)
185,392 1,924,369
Inception Growth Acquisition Ltd.
(2)*(c) 26,400 323,664
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(b)(c) 33,755 –
Iron Horse Acquisitions Corp. (2)*(c)
66,623 695,544
Kochav Defense Acquisition Corp.,
Class B (acquired 5/28/2025, Cost
$375) (3)*(b)(c) 125,127 375
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(b)(c) 59,069 236
Launch Two Acquisition Corp., Class
B (acquired 10/21/2024, Cost $261)
(3)*(b)(c) 65,200 261
Lightwave Acquisition Corp., Class
B (acquired 6/25/2025, Cost $309)
(3)*(b)(c) 77,130 309
New Providence Acquisition Corp.
III, Class B (acquired 4/24/2025,
Cost $192) (3)*(b)(c) 63,992 192
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(b)(c) 86,566 346
NewHold Investment Corp. III, Class
B (acquired 2/28/2025, Cost $338)
(3)*(b)(c) 91,354 338
Pelican Acquisition Corp. *(c)
90,330 903,300

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.5% (continued)
Plum Acquisition Corp. IV, Class A
(acquired 1/15/2025, Cost $157)
(3)*(b)(c) 15,672 157
Plum Acquisition Corp. IV, Class B
(acquired 1/15/2025, Cost $188)
(3)*(b)(c) 62,688 188
Quetta Acquisition Corp. *(c)
72,851 791,890
Real Asset Acquisition Corp., Class
A *(c) 389,598 3,958,316
Renatus Tactical Acquisition Corp. I,
Class A *(c) 110,588 1,304,938
SilverBox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(b)(c) 68,292 273
Sim Acquisition Corp. I, Class B
(acquired 7/11/2024, Cost $145)
(3)*(b)(c) 43,961 145
Sizzle Acquisition Corp. II, Class A
*(c) 244,578 2,458,009
Stellar V Capital Corp., Class B
(acquired 1/30/2025, Cost $322)
(3)*(b)(c) 78,550 322
Titan Acquisition Corp., Class A
(2)*(c) 536,082 5,376,903
Trailblazer Merger Corp. I, Class A
*(c) 119,448 1,398,736
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(b)(c) 60,623 242
Voyager Acquisition Corp., Class
B (acquired 8/9/2024, Cost $300)
(3)*(b)(c) 74,993 300
Welsbach Technology Metals
Acquisition Corp. (2)*(c) 71,270 806,776
Wen Acquisition Corp., Class B
(acquired 5/16/2025, Cost $143)
(3)*(b)(c) 35,744 143
47,881,680
Financial Services - 0 .6%
AvidXchange Holdings, Inc. *(a)
1,183,383 11,585,320
BNY Mellon Municipal Income, Inc. *
12,588 162,634
11,747,954
Insurance - 1 .5%
Enstar Group Ltd. *(a) 81,236 27,324,541
Total Financials 93,729,691
Health Care - 1 .2%
Biotechnology - 1 .0%
Blueprint Medicines Corp. *(a)
27,226 3,489,829
CureVac NV (Germany) *
15,170 82,373
SpringWorks Therapeutics, Inc. *(a)
322,593 15,158,645
18,730,847
Health Care Equipment & Supplies - 0 .0% †
Baird Medical Investment Holdings
Ltd. (China) (2)*(d) 46,529 170,529
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 0 .2%
Jazz Pharmaceuticals plc *(a) 25,927 2,751,373
Total Health Care 21,652,749
Industrials - 0 .1%
Construction & Engineering - 0 .1%
Fluor Corp. * 48,270 2,474,803
Information Technology - 0 .3%
Electronic Equipment, Instruments & Components - 0 .0% †
CID Holdco, Inc. (2)*(d) 45,000 230,850
Semiconductors & Semiconductor Equipment - 0 .1%
MKS, Inc. (a) 9,882 981,875
Software - 0 .2%
Guidewire Software, Inc. *(a) 15,533 3,657,245
Total Information Technology 4,869,970
Materials - 0 .9%
Construction Materials - 0 .2%
Amrize Ltd. * 100,000 4,955,000
Metals & Mining - 0 .7%
Namib Minerals (2)*(d)
18,593 140,563
Rio Tinto plc, ADR (Australia)
217,998 12,715,823
12,856,386
Total Materials 17,811,386
Utilities - 1 .8%
Electric Utilities - 1 .8%
ALLETE, Inc. (a)(e) 540,755 34,646,173
TOTAL COMMON STOCKS
(Cost $252,111,253) 244,104,559
CONVERTIBLE PREFERRED STOCKS - 0.7%
Industrials - 0 .7%
Aerospace & Defense - 0 .7%
Boeing Co. (The)
$50 par, 6.00%, 10/15/2027
(a) (Cost $13,366,000) 200,000 13,600,000
CLOSED-END FUNDS - 0 .8%
Financials - 0 .8%
abrdn National Municipal Income
Fund 3,058 29,540
Allspring Multi-Sector Income Fund
6,309 59,620
BlackRock Enhanced Global
Dividend Trust 3,800 43,130
BlackRock Enhanced International
Dividend Trust 6,562 37,994
BlackRock Municipal 2030 Target
Term Trust 4,771 104,437
BNY Mellon Strategic Municipals,
Inc. 42,438 251,233
Brookfield Real Assets Income
Fund, Inc. 74,382 994,487

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 0.8% (continued)
Calamos Global Dynamic Income
Fund 108,573 774,125
Central Securities Corp.
15,923 762,075
Clough Global Equity Fund
31,814 226,643
Cohen & Steers Select Preferred
and Income Fund, Inc. 516 10,392
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 65,919 570,199
Eaton Vance Tax-Advantaged
Dividend Income Fund 33,258 801,518
Eaton Vance Tax-Advantaged Global
Dividend Income Fund 32,219 674,666
Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund 5,957 161,971
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 48,196 421,715
Ellsworth Growth and Income Fund
Ltd. 26,492 271,543
Flaherty & Crumrine Preferred and
Income Fund 21,800 246,558
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 3,834 35,465
Flaherty & Crumrine Preferred and
Income Securities Fund 43,808 713,632
Flaherty & Crumrine Total Return
Fund 22,878 388,926
Gabelli Healthcare & WellnessRx
Trust (The) 21,747 205,509
General American Investors Co.,
Inc. 202 11,320
John Hancock Diversified Income
Fund 25,462 269,388
John Hancock Income Securities
Trust 5,778 65,176
John Hancock Tax-Advantaged
Dividend Income Fund 32,443 758,842
New Germany Fund, Inc. (The)
21,477 256,435
Nuveen Dow 30sm Dynamic
Overwrite Fund 66,741 957,066
Nuveen NASDAQ 100 Dynamic
Overwrite Fund 44,062 1,166,321
Nuveen S&P 500 Buy-Write Income
Fund 118,468 1,644,336
PIMCO California Municipal Income
Fund 4,283 36,791
PIMCO California Municipal Income
Fund III 198 1,234
Pioneer Municipal High Income
Advantage Fund, Inc. 14,500 120,350
Pioneer Municipal High Income
Fund Trust 33,469 306,576
Royce Micro-Cap Trust, Inc.
16,413 151,820
Sprott Focus Trust, Inc.
28,615 213,754
SRH Total Return Fund, Inc.
58,970 1,042,590
Templeton Emerging Markets Fund
23,156 337,846
INVESTMENTS SHARES VALUE ($)
Financials - 0.8% (continued)
XAI Octagon Floating Rate
Alternative Income Trust 695 3,927
Total Financials 15,129,150
TOTAL CLOSED-END FUNDS
(Cost $12,860,801) 15,129,150
PRINCIPAL
AMOUNT
CORPORATE BONDS - 6.4%
Communication Services - 1 .4%
Diversified Telecommunication Services - 1 .2%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 (2) $ 17,687,750 17,864,274
6.00%, 1/15/2030 (2)(f) 4,617,000 4,676,550
22,540,824
Interactive Media & Services - 0 .2%
Snap, Inc.
6.88%, 3/1/2033 (2)(f) 4,368,000 4,482,118
Media - 0 .0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 400
Total Communication Services 27,023,342
Consumer Discretionary - 1 .3%
Automobiles - 0 .5%
Mclaren Finance plc (United Kingdom)
7.50%, 8/1/2026 (2)(f) 9,825,000 9,832,860
Broadline Retail - 0 .5%
Getty Images, Inc.
9.75%, 3/1/2027 (2)(f) 10,045,000 9,844,649
Hotels, Restaurants & Leisure - 0 .3%
Everi Holdings, Inc.
5.00%, 7/15/2029 (2)(f) 4,680,000 4,729,117
Total Consumer Discretionary 24,406,626
Energy - 0 .0% †
Oil, Gas & Consumable Fuels - 0 .0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(g) 2,833,436 123,254
Financials - 1 .5%
Consumer Finance - 0 .3%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)
8.75%, 9/1/2027 (2)(f) 6,000,000 6,150,666
Financial Services - 1 .2%
Freedom Mortgage Corp.
7.63%, 5/1/2026 (2)(f) 8,860,000 8,862,968
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030 (2)(f) 8,427,000 8,528,790
5.75%, 11/15/2031 (2)(f) 3,954,000 4,015,651
21,407,409
Total Financials 27,558,075

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care - 0 .5%
Pharmaceuticals - 0 .5%
Mallinckrodt International Finance SA
14.75%, 11/14/2028 (2)(f) $ 8,149,213 8,434,486
Industrials - 0 .4%
Professional Services - 0 .4%
Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029 (2)(f) 7,544,000 7,732,600
Materials - 0 .5%
Metals & Mining - 0 .5%
United States Steel Corp.
6.88%, 3/1/2029 (2) 9,408,000 9,494,153
Utilities - 0 .8%
Gas Utilities - 0 .8%
Ferrellgas LP
5.38%, 4/1/2026 (2)(f) 11,700,000 11,588,925
5.88%, 4/1/2029 (2)(f) 3,920,000 3,626,664
15,215,589
Independent Power and Renewable Electricity Producers - 0 .0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(g) 2,375,000 2,375
Total Utilities 15,217,964
TOTAL CORPORATE BONDS
(Cost $120,056,835) 119,990,500
CONVERTIBLE BONDS - 48.2%
Communication Services - 1 .7%
Entertainment - 1 .1%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029 (2)(a) 13,075,000 20,083,200
Interactive Media & Services - 0 .5%
fuboTV, Inc.
3.25%, 2/15/2026 (2) 3,047,000 2,972,348
Snap, Inc.
0.13%, 3/1/2028 (2)(a) 7,400,000 6,415,800
9,388,148
Media - 0 .1%
CyberAgent, Inc. (Japan)
0.00%, 11/16/2029 (2)(a)(h) JPY 290,000,000 2,504,184
Total Communication Services 31,975,532
Consumer Discretionary - 14 .5%
Automobile Components - 0 .9%
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) $ 11,687,000 17,320,134
Broadline Retail - 1 .8%
Etsy, Inc.
0.13%, 10/1/2026 (2)(a) 13,568,000 13,093,120
0.25%, 6/15/2028 (2)(a) 5,738,000 4,917,466
Groupon, Inc.
6.25%, 3/15/2027 (2)(a)(f) 3,000,000 4,180,178
Series UNRS, 4.88%,
6/30/2030 (2) 4,000,000 4,118,018
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Broadline Retail - 1.8% (continued)
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(f) $ 9,360,000 8,330,400
34,639,182
Diversified Consumer Services - 2 .3%
Stride, Inc.
1.13%, 9/1/2027 (2)(a) 15,675,000 43,607,850
Hotels, Restaurants & Leisure - 8 .6%
Carnival Corp.
5.75%, 12/1/2027 (2)(a) 23,960,000 52,700,020
Cracker Barrel Old Country Store, Inc.
1.75%, 9/15/2030 (2)(a)(f) 2,837,000 3,003,674
DoorDash, Inc.
0.00%, 5/15/2030 (2)(a)(f) 19,498,000 21,123,264
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 20,281,000 18,141,354
Kyoritsu Maintenance Co. Ltd. (Japan)
0.00%, 1/29/2026 (2)(a)(h) JPY 250,000,000 2,610,152
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) $ 10,742,000 27,338,390
0.00%, 7/1/2030 (2)(a)(f) 16,133,000 17,193,676
Royal Caribbean Cruises Ltd.
6.00%, 8/15/2025 (2)(a) 3,000,000 18,928,500
161,039,030
Specialty Retail - 0 .9%
GameStop Corp.
0.00%, 6/15/2032 (2)(a)(f) 15,175,000 16,252,425
Total Consumer Discretionary 272,858,621
Consumer Staples - 0 .0% †
Personal Care Products - 0 .0% †
Rohto Pharmaceutical Co. Ltd. (Japan)
0.00%, 3/15/2032 (2)(a)(h) JPY 50,000,000 358,495
Energy - 1 .3%
Energy Equipment & Services - 0 .9%
Transocean, Inc.
4.63%, 9/30/2029 (2)(a) $ 16,325,000 17,247,362
Oil, Gas & Consumable Fuels - 0 .4%
World Kinect Corp.
3.25%, 7/1/2028 (2)(a) 6,875,000 7,992,875
Total Energy 25,240,237
Financials - 2 .0%
Capital Markets - 0 .5%
WisdomTree, Inc.
3.25%, 8/15/2029 (2)(a)(f) 7,925,000 9,137,037
Consumer Finance - 1 .1%
EZCORP, Inc.
3.75%, 12/15/2029 (2)(a)(f) 14,183,000 20,547,621
Financial Services - 0 .4%
Global Payments, Inc.
1.50%, 3/1/2031 (2)(a) 9,775,000 8,729,075
Total Financials 38,413,733

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care - 3 .7%
Biotechnology - 2 .7%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(a) $ 16,118,000 15,171,811
Dynavax Technologies Corp.
2.00%, 3/15/2030 (2)(a)(f) 5,075,000 4,589,677
Exact Sciences Corp.
0.38%, 3/1/2028 (2)(a) 16,618,000 15,147,307
1.75%, 4/15/2031 (2)(a)(f) 8,222,000 7,521,423
Sarepta Therapeutics, Inc.
1.25%, 9/15/2027 (2)(a) 5,444,000 3,919,680
Telix Pharmaceuticals Ltd. (Australia)
2.38%, 7/30/2029 (2)(a)(h) AUD 6,000,000 4,955,869
51,305,767
Health Care Equipment & Supplies - 0 .9%
Dexcom, Inc.
0.38%, 5/15/2028 (2)(a) $ 17,100,000 16,039,800
Life Sciences Tools & Services - 0 .1%
Tempus AI, Inc.
0.75%, 7/15/2030 (2)(f) 1,444,000 1,444,000
Total Health Care 68,789,567
Industrials - 4 .3%
Commercial Services & Supplies - 0 .2%
Park24 Co. Ltd. (Japan)
0.00%, 2/24/2028 (2)(a)(h) JPY 480,000,000 3,341,551
Electrical Equipment - 0 .2%
Bloom Energy Corp.
3.00%, 6/1/2029 (2)(a) $ 2,570,000 3,617,839
Ground Transportation - 1 .4%
Lyft, Inc.
0.63%, 3/1/2029 (2)(a) 5,100,000 5,436,600
Nagoya Railroad Co. Ltd. (Japan)
0.00%, 6/17/2033 (2)(a)(h) JPY 150,000,000 1,051,005
Nikkon Holdings Co. Ltd. (Japan)
0.00%, 12/12/2031 (2)(a)(h) 360,000,000 3,963,613
Tokyu Corp. (Japan)
0.00%, 9/29/2028 (2)(a)(h) 140,000,000 986,771
Uber Technologies, Inc.
Series 2028, 0.88%, 12/1/2028
(2)(a) $ 10,890,000 15,534,585
26,972,574
Machinery - 1 .9%
Daifuku Co. Ltd. (Japan)
Series 2028, 0.00%, 9/14/2028
(2)(a)(h) JPY 170,000,000 1,452,033
Series 2030, 0.00%, 9/13/2030
(2)(a)(h) 70,000,000 614,909
Middleby Corp. (The)
1.00%, 9/1/2025 (2)(a) $ 29,124,000 32,662,566
34,729,508
Passenger Airlines - 0 .4%
ANA Holdings, Inc. (Japan)
0.00%, 12/10/2031 (2)(a)(h) JPY 950,000,000 7,248,446
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Professional Services - 0 .2%
Parsons Corp.
0.25%, 8/15/2025 (2)(a) $ 2,640,000 4,196,754
Total Industrials 80,106,672
Information Technology - 14 .7%
Electronic Equipment, Instruments & Components - 0 .8%
Ibiden Co. Ltd. (Japan)
0.00%, 3/14/2031 (2)(a)(h) JPY 650,000,000 4,919,968
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a) $ 10,815,000 9,679,425
14,599,393
IT Services - 3 .0%
Akamai Technologies, Inc.
1.13%, 2/15/2029 (2) 7,250,000 6,862,125
0.25%, 5/15/2033 (2)(a)(f) 21,975,000 22,689,187
Cloudflare, Inc.
0.00%, 6/15/2030 (2)(f) 6,250,000 6,743,750
Snowflake, Inc.
0.00%, 10/1/2029 (2)(a)(f) 12,298,000 19,135,688
55,430,750
Semiconductors & Semiconductor Equipment - 0 .8%
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/2029 (2)(f) 3,125,000 3,326,562
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 7,558,000 6,985,104
Penguin Solutions, Inc.
2.00%, 8/15/2030 (2)(a)(f) 5,297,000 5,233,402
15,545,068
Software - 8 .2%
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a) 5,899,000 5,562,757
BILL Holdings, Inc.
0.00%, 4/1/2030 (2)(a)(f) 6,847,000 5,760,039
BlackLine, Inc.
0.00%, 3/15/2026 (2)(a) 1,700,000 1,629,959
Box, Inc.
1.50%, 9/15/2029 (2)(a)(f) 9,760,000 10,028,400
Core Scientific, Inc.
3.00%, 9/1/2029 (2)(a)(f) 526,000 903,931
Datadog, Inc.
0.00%, 12/1/2029 (2)(a)(f) 11,577,000 11,061,823
Dropbox, Inc.
0.00%, 3/1/2028 (2)(a) 6,775,000 6,863,075
Five9, Inc.
1.00%, 3/15/2029 (2)(a) 2,980,000 2,597,070
InterDigital, Inc.
3.50%, 6/1/2027 (2)(a) 18,710,000 54,492,875
MicroStrategy, Inc.
0.00%, 12/1/2029 (2)(a)(f) 16,225,000 15,308,287
Nutanix, Inc.
0.50%, 12/15/2029 (2)(a)(f) 16,600,000 18,811,033
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a) 10,424,000 9,928,860
Unity Software, Inc.
0.00%, 3/15/2030 (2)(a)(f) 4,600,000 4,689,700

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 8.2% (continued)
Zscaler, Inc.
0.13%, 7/1/2025 (2) $ 3,154,000 6,441,730
154,079,539
Technology Hardware, Storage & Peripherals - 1 .9%
Seagate HDD Cayman
3.50%, 6/1/2028 (2)(a) 10,300,000 18,524,550
Super Micro Computer, Inc.
3.50%, 3/1/2029 (2)(a) 6,568,000 6,843,856
0.00%, 6/15/2030 (2)(a)(f) 6,150,000 6,881,850
Western Digital Corp.
3.00%, 11/15/2028 (2)(a) 2,243,000 4,026,185
36,276,441
Total Information Technology 275,931,191
Materials - 0 .6%
Chemicals - 0 .1%
Kansai Paint Co. Ltd. (Japan)
0.00%, 3/7/2031 (2)(a)(h) JPY 210,000,000 1,445,887
Metals & Mining - 0 .5%
B2Gold Corp. (Canada)
2.75%, 2/1/2030 (2)(a)(f) $ 5,425,000 7,250,513
Kobe Steel Ltd. (Japan)
0.00%, 12/14/2028 (2)(a)(h) JPY 300,000,000 2,068,678
9,319,191
Total Materials 10,765,078
Real Estate - 2 .5%
Health Care REITs - 1 .4%
Welltower OP LLC
2.75%, 5/15/2028 (2)(a)(f) $ 15,900,000 25,885,200
Real Estate Management & Development - 1 .1%
Daiwa House Industry Co. Ltd. (Japan)
0.00%, 3/30/2029 (2)(a)(h) JPY 80,000,000 583,036
Redfin Corp.
0.50%, 4/1/2027 (2)(a) $ 21,800,000 19,567,651
20,150,687
Total Real Estate 46,035,887
Utilities - 2 .9%
Electric Utilities - 1 .9%
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a) 8,704,000 8,751,872
3.88%, 1/15/2031 (2)(a)(f) 25,400,000 25,692,100
TXNM Energy, Inc.
5.75%, 6/1/2054 (2)(a) 750,000 971,716
35,415,688
Multi-Utilities - 1 .0%
WEC Energy Group, Inc.
3.38%, 6/1/2028 (2)(a)(f) 18,128,000 18,155,192
Total Utilities 53,570,880
TOTAL CONVERTIBLE BONDS
(Cost $803,779,521) 904,045,893
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.2%
Financials - 0 .2%
Capital Markets - 0 .2%
A SPAC III Acquisition Corp.,
expiring 11/8/2025 (2)*(c) 63,236 11,382
Aifeex Nexus Acquisition Corp.,
expiring 3/5/2026 (3)*(c) 157,393 34,626
Aquaron Acquisition Corp., expiring
7/6/2025 (3)*(c) 35,605 10,682
Artius II Acquisition, Inc., expiring
8/13/2026 *(c) 462,795 129,583
Bannix Acquisition Corp., expiring
8/14/2025 *(c) 26,277 6,215
Bleichroeder Acquisition Corp. I,
expiring 11/1/2026 *(c) 543,963 185,763
Bold Eagle Acquisition Corp.,
expiring 10/24/2025 *(c) 756,618 237,578
Breeze Holdings Acquisition Corp.,
expiring 7/26/2025 (2)*(c) 55,000 13,750
Broad Capital Acquisition Corp.,
expiring 7/13/2025 (3)*(c) 69,739 13,250
Cayson Acquisition Corp., expiring
9/20/2025 (2)*(c) 114,486 16,028
Charlton Aria Acquisition Corp.,
expiring 4/24/2026 (2)*(c) 197,296 29,614
Clean Energy Special Situations
Corp., expiring 12/31/2025 (2)*(c) 40,212 34,421
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(c) 127,667 22,342
Columbus Acquisition Corp.,
expiring 1/23/2026 *(c) 71,696 18,139
Crane Harbor Acquisition Corp.,
expiring 4/25/2027 *(c) 516,010 139,323
Drugs Made In America Acquisition
Corp., expiring 4/28/2026 *(c) 119,686 14,949
DT Cloud Star Acquisition Corp.,
expiring 10/25/2025 (2)*(c) 145,129 17,720
ESH Acquisition Corp., expiring
7/16/2025 *(c) 97,905 8,322
Eureka Acquisition Corp., expiring
8/3/2025 (3)*(c) 22,702 4,997
FG Merger II Corp., expiring
1/29/2027 *(c) 179,188 35,838
Fifth Era Acquisition Corp. I, expiring
2/28/2027 (2)*(c) 346,362 97,432
Flag Ship Acquisition Corp., expiring
10/18/2025 *(c) 86,443 11,229
Future Vision II Acquisition Corp.,
expiring 3/12/2026 *(c) 150,887 28,669
Globalink Investment, Inc., expiring
7/11/2025 (2)*(c) 74,843 13,472
Goldenstone Acquisition Ltd.,
expiring 6/21/2026 *(c) 32,200 6,443
GSR III Acquisition Corp., expiring
5/7/2026 *(c) 87,751 602,849
Hennessy Capital Investment Corp.
VII, expiring 1/17/2027 (2)*(c) 444,056 146,538
HORIZON SPACE ACQUISITION II
Corp., expiring 11/15/2025 (3)*(c) 125,239 17,533

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.2% (continued)
IB Acquisition Corp., expiring
9/26/2025 (2)*(c) 43,870 1,803
Inception Growth Acquisition Ltd.,
expiring 7/13/2025 *(c) 112,518 25,879
Iron Horse Acquisitions Corp.,
expiring 6/29/2026 *(c) 63,190 31,393
Jackson Acquisition Co. II, expiring
12/10/2026 (2)*(c) 360,208 100,858
K&F Growth Acquisition Corp. II,
expiring 2/5/2027 (2)*(c) 338,085 50,713
Maywood Acquisition Corp., expiring
5/13/2026 *(c) 122,083 41,508
Mercer Park Opportunities Corp.,
expiring 1/22/2026 (3)*(c) 457,730 22,887
Metal Sky Star Acquisition Corp.,
expiring 1/5/2026 (2)*(c) 103,342 5,167
Mountain Lake Acquisition Corp.,
expiring 6/13/2026 (2)*(c) 446,094 75,836
NorthView Acquisition Corp.,
expiring 8/22/2025 *(c) 154,598 29,374
Pelican Acquisition Corp., expiring
8/23/2026 *(c) 90,330 17,163
PHP Ventures Acquisition Corp.,
expiring 7/16/2025 (3)*(c) 29,400 –
Quartzsea Acquisition Corp.,
expiring 6/18/2026 *(c) 119,661 40,685
Quetta Acquisition Corp., expiring
7/10/2025 *(c) 1,196 1,399
Range Capital Acquisition Corp.,
expiring 6/20/2026 *(c) 224,317 56,079
RF Acquisition Corp. II, expiring
11/17/2025 (2)*(c) 46,579 4,192
Ribbon Acquisition Corp., expiring
1/15/2026 *(c) 60,105 13,223
Rising Dragon Acquisition Corp.,
expiring 1/11/2026 (2)*(c) 140,178 24,069
Siddhi Acquisition Corp., expiring
1/1/2027 *(c) 412,987 94,987
Sizzle Acquisition Corp. II, expiring
4/2/2027 *(c) 411,978 82,396
Soulpower Acquisition Corp.,
expiring 4/2/2027 (3)*(c) 411,978 82,396
Tavia Acquisition Corp., expiring
6/4/2026 (2)*(c) 214,404 35,377
Trailblazer Merger Corp. I, expiring
7/30/2025 (2)*(c) 149,105 55,631
UY Scuti Acquisition Corp., expiring
3/31/2026 (3)*(c) 41,412 8,282
Welsbach Technology Metals
Acquisition Corp., expiring
8/30/2025 *(c) 9,289 4,737
YHN Acquisition I Ltd., expiring
12/18/2025 *(c) 151,864 24,754
Yotta Acquisition Corp., expiring
7/22/2025 *(c) 68,693 9,359
Total Financials 2,848,834
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Health Care - 0 .0%
Biotechnology - 0 .0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
Information Technology - 0 .0% †
Software - 0 .0% †
Gen Digital, Inc., CVR, expiring
4/21/2030 * 25,901 211,352
TOTAL RIGHTS
(Cost $–) 3,060,186
NO. OF
WARRANTS
WARRANTS - 0.3%
Communication Services - 0 .0%
Media - 0 .0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Consumer Discretionary - 0 .0% †
Automobiles - 0 .0% †
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
a
Hotels, Restaurants & Leisure - 0 .0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 14,351 3
a
Total Consumer Discretionary 1,903
Energy - 0 .0% †
Oil, Gas & Consumable Fuels - 0 .0% †
XCF Global, Inc., expiring
10/7/2028 (3)* 40,816 4,081
a
Financials - 0 .3%
Capital Markets - 0 .3%
26 Capital Acquisition Corp.,
expiring 12/31/2025 (3)*(c) 74,200 482
AA Mission Acquisition Corp.,
expiring 2/1/2026 *(c) 183,119 18,019
Aetherium Acquisition Corp.,
expiring 12/31/2025 (3)*(c) 175,712 5,500
Aldel Financial II, Inc., expiring
10/22/2026 *(c) 302,657 157,382
AltEnergy Acquisition Corp.,
expiring 5/1/2026 (2)*(c) 61,463 1,782
Andretti Acquisition Corp. II,
expiring 9/6/2026 *(c) 336,649 84,162
Archimedes Tech SPAC
Partners II Co., expiring
11/11/2026 *(c) 161,927 62,439
Arogo Capital Acquisition
Corp., expiring 7/28/2025
(2)*(c) 96,774 2,419
Athena Technology Acquisition
Corp. II, expiring 7/14/2025
(3)*(c) 319,116 12,765

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Bannix Acquisition Corp.,
expiring 8/14/2025 *(c) 23,344 1,307
BERTO ACQUISITION Corp.,
expiring 4/30/2027 *(c) 202,562 161,138
Breeze Holdings Acquisition
Corp., expiring 7/26/2025 *(c) 55,000 25,300
byNordic Acquisition Corp.,
expiring 7/12/2025 *(c) 69,207 4,845
Canna-Global Acquisition
Corp., expiring 12/31/2025 *(c) 188,580 19
Centurion Acquisition Corp.,
expiring 6/11/2026 *(c) 384,082 122,906
Chenghe Acquisition II Co.,
expiring 6/7/2026 (Singapore)
*(c) 135,797 11,937
Churchill Capital Corp. IX,
expiring 5/2/2026 *(c) 3,010 3,010
Clean Energy Special
Situations Corp., expiring
12/31/2025 (3)*(c) 19,162 2
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(c) 127,667 11,490
Cohen Circle Acquisition Corp.
I, expiring 10/11/2026 *(c) 194,483 388,966
Columbus Circle Capital Corp.
I, expiring 5/16/2027 *(c) 122,872 208,882
Concord Acquisition Corp. II,
expiring 12/31/2025 (3)*(c) 95,464 7,637
Corner Growth Acquisition
Corp., expiring 12/31/2025
(3)*(c) 110,400 22,080
Digital Asset Acquisition Corp.,
expiring 10/29/2026 *(c) 194,799 165,579
Direct Selling Acquisition
Corp., expiring 9/28/2025
(3)*(c) 51,291 2,052
dMY Squared Technology
Group, Inc., expiring 7/29/2025
*(c) 6,140 11,727
Dune Acquisition Corp. II,
expiring 8/7/2026 *(c) 154,578 32,461
Dynamix Corp., expiring
11/21/2026 *(c) 164,849 59,346
EQV Ventures Acquisition
Corp., expiring 8/7/2026 *(c) 286,978 210,642
Everest Consolidator
Acquisition Corp., expiring
7/23/2025 (3)*(c) 65,508 20
Fact II Acquisition Corp.,
expiring 5/26/2026 *(c) 211,180 48,593
Four Leaf Acquisition Corp.,
expiring 7/22/2025 *(c) 111,000 3,330
FutureTech II Acquisition
Corp., expiring 7/18/2025
(3)*(c) 38,964 1,009
Gesher Acquisition Corp. II,
expiring 12/21/2026 *(c) 128,523 41,127
GigCapital7 Corp., expiring
5/29/2026 *(c) 479,330 79,089
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Globalink Investment, Inc.,
expiring 7/11/2025 (2)*(c) 74,843 2,994
Goal Acquisitions Corp.,
expiring 2/5/2026 (2)*(c) 84,630 1,422
Goldenstone Acquisition Ltd.,
expiring 6/21/2026 (3)*(c) 32,200 2,254
GP-Act III Acquisition Corp.,
expiring 5/9/2026 (2)*(c) 30,923 9,586
Graf Global Corp., expiring
6/26/2026 *(c) 338,011 98,091
HCM II Acquisition Corp.,
expiring 8/16/2026 (acquired
8/16/2024, Cost $73,836)
(3)*(b)(c) 73,836 73,836
HCM II Acquisition Corp.,
expiring 8/16/2026 *(c) 320,012 752,028
Inception Growth Acquisition
Ltd., expiring 7/13/2025 (2)*(c) 56,259 4,787
Integral Acquisition Corp. 1,
expiring 11/5/2025 (3)*(c) 45,553 911
Integrated Rail and Resources
Acquisition Corp., expiring
7/15/2025 *(c) 54,219 32,531
InterPrivate III Financial
Partners, Inc., expiring
12/31/2025 (3)*(c) 16,500 167
Iron Horse Acquisitions Corp.,
expiring 6/29/2026 *(c) 62,422 3,745
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(b)(c) 73,836 73,836
Launch One Acquisition Corp.,
expiring 7/12/2026 *(c) 312,978 87,634
Launch Two Acquisition Corp.,
expiring 10/8/2026 *(c) 358,009 160,030
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(b)(c) 81,500 81,500
Legato Merger Corp. III,
expiring 2/6/2026 *(c) 53,436 14,428
Lionheart Holdings, expiring
6/18/2026 *(c) 263,150 89,471
Live Oak Acquisition Corp. V,
expiring 12/28/2026 *(c) 139,657 97,760
M3-Brigade Acquisition V
Corp., expiring 8/1/2026 *(c) 427,017 747,280
Maquia Capital Acquisition
Corp., expiring 1/7/2026 *(c) 113,500 2,212
Melar Acquisition Corp. I,
expiring 6/18/2026 *(c) 125,905 41,549
Mercer Park Opportunities
Corp., expiring 1/22/2026
(Cayman Islands) (3)*(c) 457,730 45,773
Metal Sky Star Acquisition
Corp., expiring 1/5/2026 (3)*(c) 103,342 2,046
Newbury Street Acquisition
Corp., expiring 9/25/2025
(3)*(c) 88,000 –

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Newbury Street II Acquisition
Corp., expiring 11/1/2026 *(c) 218,493 54,623
NewHold Investment Corp. III,
expiring 2/28/2027 (2)*(c) 183,495 58,737
Northern Star Investment
Corp. II, expiring 12/31/2025
(3)*(c) 16,500 86
NorthView Acquisition Corp.,
expiring 8/22/2025 (2)*(c) 75,643 30,257
Oaktree Acquisition Corp.
III Life Sciences, expiring
10/24/2026 *(c) 105,907 92,669
Papaya Growth Opportunity
Corp. I, expiring 12/19/2025
(2)*(c) 206,644 12,399
PHP Ventures Acquisition
Corp., expiring 7/16/2025
(3)*(c) 14,700 648
Plum Acquisition Corp. IV,
expiring 7/15/2026 *(c) 169,785 32,938
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (3)* 131,447 79
Real Asset Acquisition Corp.,
expiring 10/29/2026 *(c) 194,799 81,816
Relativity Acquisition Corp.,
expiring 7/15/2025 (3)*(c) 89,748 –
Renatus Tactical Acquisition
Corp. I, expiring 5/15/2027 *(c) 55,294 112,800
Rithm Acquisition Corp.,
expiring 2/27/2027 *(c) 137,354 67,290
Roman DBDR Acquisition
Corp. II, expiring 12/13/2026
*(c) 199,710 99,855
SilverBox Corp. IV, expiring
8/16/2026 *(c) 214,539 257,425
SIM Acquisition Corp. I,
expiring 7/10/2026 (acquired
7/11/2024, Cost $54,951)
(3)*(b)(c) 54,951 54,951
SIM Acquisition Corp. I,
expiring 7/10/2026 *(c) 299,540 81,984
Southport Acquisition Corp.,
expiring 9/30/2025 *(c) 182,986 45,728
Stellar V Capital Corp.,
expiring 10/30/2026 *(c) 194,413 52,492
Titan Acquisition Corp.,
expiring 4/9/2027 *(c) 268,041 99,175
Translational Development
Acquisition Corp., expiring
6/23/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(b)(c) 75,779 75,779
Translational Development
Acquisition Corp., expiring
6/23/2026 *(c) 192,505 55,788
Vine Hill Capital Investment
Corp., expiring 6/6/2026 *(c) 299,861 88,039
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Voyager Acquisition Corp.,
expiring 8/9/2026 (acquired
8/9/2024, Cost $93,741)
(3)*(b)(c) 93,741 93,741
Voyager Acquisition Corp.,
expiring 8/9/2026 *(c) 291,668 87,471
Wen Acquisition Corp.,
expiring 5/16/2027 (acquired
5/16/2025, Cost $44,680)
(3)*(b)(c) 44,680 44,680
Willow Lane Acquisition Corp.,
expiring 11/8/2026 *(c) 141,928 51,094
Yotta Acquisition Corp.,
expiring 7/22/2025 (2)*(c) 68,693 2,129
6,129,988
Financial Services - 0 .0% †
Marblegate Capital Corp.,
expiring 4/7/2030 * 287,133 30,149
a
Total Financials 6,160,137
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Abpro Holdings, Inc., expiring
11/12/2029 * 183,243 3,793
Longevity Health Holdings,
Inc., expiring 7/12/2028 * 21,440 498
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
4,291
Health Care Equipment & Supplies - 0 .0% †
QT Imaging Holdings, Inc.,
expiring 12/31/2028 * 17,845 518
a
Health Care Technology - 0 .0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 57,318 114
VSee Health, Inc., expiring
11/4/2028 (2)* 22,111 982
1,096
Total Health Care 5,905
Industrials - 0 .0% †
Commercial Services & Supplies - 0 .0% †
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 494
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) * 246 7
Royalty Management Holding
Corp., expiring 5/28/2026 * 23,484 517
1,018
Electrical Equipment - 0 .0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Industrial Conglomerates - 0 .0% †
Generation Essentials Group
(The), expiring 6/4/2030
(France) * 170,737 68,295
a
Professional Services - 0 .0% †
Cycurion, Inc., expiring
2/18/2030 * 50,134 3,008
a
Total Industrials 73,049
Information Technology - 0 .0% †
Electronic Equipment, Instruments & Components - 0 .0% †
CID Holdco, Inc., expiring
11/17/2026 * 30,295 2,393
a
Technology Hardware, Storage & Peripherals - 0 .0% †
Foxx Development Holdings,
Inc., expiring 9/26/2029 * 18,139 2,179
a
Total Information Technology 4,572
Materials - 0 .0% †
Metals & Mining - 0 .0% †
Namib Minerals, expiring
6/5/2030 (Cayman Islands) * 175,774 34,276
a
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 * 94,880 190
a
TOTAL WARRANTS
(Cost $620,879) 6,284,113
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(b) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(b) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(b) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(b) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(b) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(b) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(b) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(b) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
INVESTMENTS
NO. OF
UNITS VALUE ($)
UNITS - 4.3%
Financials - 4 .3%
Capital Markets - 4 .3%
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(b)(c) 9,660 96,600
Armada Acquisition Corp. II *(c)
366,349 3,729,433
Axiom Intelligence Acquisition
Corp. 1 (acquired 6/18/2025, Cost
$80,180) (3)*(b)(c) 8,018 80,180
Axiom Intelligence Acquisition Corp.
1 (United Kingdom) *(c) 286,274 2,891,367
BEST SPAC I Acquisition Corp.
(Hong Kong) *(c) 35,966 361,099
Blue Acquisition Corp. *(c)
167,839 1,685,104
Blue Water Acquisition Corp. III
(acquired 6/10/2025, Cost $103,720)
(3)*(b)(c) 10,372 103,720
Blue Water Acquisition Corp. III *(c)
346,894 3,470,675
Cal Redwood Acquisition Corp. *(c)
318,798 3,270,868
CARTESIAN GROWTH Corp. III *(c)
400,303 4,055,069
ChampionsGate Acquisition Corp.
*(c) 112,324 1,142,335
Churchill Capital Corp. X *(c)
122,868 1,265,540
Cohen Circle Acquisition Corp. I
(acquired 10/11/2024, Cost $81,500)
(3)*(b)(c) 8,150 81,500
Columbus Circle Capital Corp. I
(acquired 5/16/2025, Cost $73,200)
(3)*(b)(c) 7,320 73,200
Copley Acquisition Corp. (Hong
Kong) (2)*(c) 206,806 2,082,537
Crane Harbor Acquisition Corp.
(acquired 4/25/2025, Cost $78,180)
(3)*(b)(c) 7,818 78,180
EGH Acquisition Corp. (acquired
5/9/2025, Cost $84,120) (3)*(b)(c) 8,412 84,120
EGH Acquisition Corp. *(c)
320,315 3,264,010
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(b)(c) 7,453 74,381
FIGX Capital Acquisition Corp. *(c)
73,555 736,653
Gesher Acquisition Corp. II
(acquired 3/21/2025, Cost $115,614)
(3)*(b)(c) 11,573 115,729
Gores Holdings X, Inc. *(c)
371,654 3,861,485
GSR III Acquisition Corp. (acquired
11/7/2024, Cost $112,027) (3)*(b)(c) 11,203 112,030
Hennessy Capital Investment Corp.
VII (acquired 1/17/2025, Cost
$130,469) (3)*(b)(c) 13,060 130,469
Inflection Point Acquisition Corp. III
*(c) 329,775 3,465,935
Jena Acquisition Corp. II *(c)
205,814 2,115,768
Kochav Defense Acquisition Corp.
(acquired 5/28/2025, Cost $139,030)
(3)*(b)(c) 13,903 139,030
Kochav Defense Acquisition Corp.
*(c) 440,620 4,483,309
Lakeshore Acquisition III Corp. *(c)
78,411 798,224

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 4.3% (continued)
Lightwave Acquisition Corp. *(c)
335,468 3,371,453
Lightwave Acquisition Corp.
(acquired 6/25/2025, Cost $77,130)
(3)*(b)(c) 7,713 77,130
New Providence Acquisition Corp.
III *(c) 586,616 6,130,137
New Providence Acquisition Corp. III
(acquired 4/24/2025, Cost $79,990)
(3)*(b)(c) 7,999 79,990
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(b)(c) 10,821 108,210
NewHold Investment Corp. III
(acquired 2/28/2025, Cost $114,189)
(3)*(b)(c) 11,419 114,189
Oxley Bridge Acquisition Ltd.
(Canada) *(c) 263,639 2,639,026
Oyster Enterprises II Acquisition
Corp. *(c) 346,312 3,504,678
Perimeter Acquisition Corp. I *(c)
98,305 1,029,253
Pioneer Acquisition I Corp. *(c)
308,414 3,087,224
Plum Acquisition Corp. IV (acquired
1/15/2025, Cost $78,203) (3)*(b)(c) 7,836 78,203
ProCap Acquisition Corp. *(c)
305,393 3,273,813
Real Asset Acquisition Corp. (2)*(c)
1 10
Renatus Tactical Acquisition Corp.
I *(c) 1 13
Republic Digital Acquisition Co. *(c)
261,371 2,765,305
SilverBox Corp. IV (acquired
8/16/2024, Cost $85,370) (3)*(b)(c) 8,537 85,370
Stellar V Capital Corp. (acquired
1/30/2025, Cost $78,550) (3)*(b)(c) 7,855 78,550
Texas Ventures Acquisition III Corp.
*(c) 414,306 4,254,923
Thayer Ventures Acquisition Corp.
II *(c) 221,227 2,249,879
Titan Acquisition Corp. (2)*(c)
1 10
Wen Acquisition Corp. *(c)
221,170 2,344,402
Wintergreen Acquisition Corp.
(China) *(c) 28,178 284,034
Yorkville Acquisition Corp. *(c)
96,125 1,081,406
Total Financials 80,485,758
TOTAL UNITS
(Cost $78,543,050) 80,485,758
SHARES
SHORT-TERM INVESTMENTS - 61.0%
INVESTMENT COMPANIES - 30 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.10% (i)(j) 24,526,033 24,526,033
Limited Purpose Cash Investment
Fund, 4.33% (i)(k) 550,539,159 550,373,997
TOTAL INVESTMENT COMPANIES
(Cost $574,770,363) 574,900,030
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 30 .4%
U.S. Treasury Bills
4.22%, 7/3/2025 (2)(l) $ 60,000,000 59,986,030
4.20%, 7/10/2025 (2)(l) 80,000,000 79,916,166
4.27%, 7/17/2025 (2)(l)(m) 64,434,000 64,315,441
4.23%, 7/31/2025 (2)(l)(m) 28,938,000 28,837,513
4.15%, 10/16/2025 (2)(l)(m) 18,872,000 18,636,863
4.18%, 11/6/2025 (2)(a)(l)(m) 55,885,000 55,061,429
4.23%, 11/20/2025 (2)(a)(l)(m) 96,741,000 95,161,570
4.24%, 12/11/2025 (2)(l)(m) 30,000,000 29,441,725
4.24%, 12/18/2025 (2)(l)(m) 1,137,000 1,114,872
4.21%, 12/26/2025 (2)(l)(m) 95,717,000 93,771,871
4.20%, 1/2/2026 (2)(l) 45,345,000 44,397,630
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $570,650,042) 570,641,110
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,145,420,405) 1,145,541,140
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.0% †
Put Option - 0 .0% †
Exchange-Traded
Information Technology - 0 .0% †
Software - 0 .0% †
MicroStrategy, Inc.
Exercise Price USD 50.00
Notional Amount USD
24,536,761
Expiration Date 1/15/2027 607 206,380
TOTAL PURCHASED OPTIONS
(Cost $407,916) 206,380
TOTAL LONG POSITIONS
(Cost $2,427,296,357) 2,532,447,679
SHARES
SHORT POSITIONS - (33.8)%
COMMON STOCKS - (31.2)%
Communication Services - ( 0 .9 ) %
Entertainment - ( 0 .8 ) %
Live Nation Entertainment, Inc. (94,684) (14,323,796)
Interactive Media & Services - ( 0 .0 ) % †
Match Group, Inc. (37,110) (1,146,328)
Media - ( 0 .1 ) %
CyberAgent, Inc. (Japan) (2) (140,478) (1,605,033)
Total Communication Services (17,075,157)
Consumer Discretionary - ( 10 .2 ) %
Automobile Components - ( 0 .7 ) %
American Axle & Manufacturing
Holdings, Inc. (180,115) (734,869)
Patrick Industries, Inc.
(140,906) (13,001,397)
(13,736,266)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - ( 0 .4 ) %
Etsy, Inc.
(60,825) (3,050,982)
Groupon, Inc.
(128,351) (4,293,341)
(7,344,323)
Diversified Consumer Services - ( 2 .3 ) %
Stride, Inc. (290,500) (42,177,695)
Hotels, Restaurants & Leisure - ( 6 .3 ) %
Carnival Corp.
(1,645,997) (46,285,436)
Cracker Barrel Old Country Store,
Inc. (28,281) (1,727,403)
DoorDash, Inc., Class A
(46,747) (11,523,603)
DraftKings, Inc., Class A
(59,870) (2,567,824)
Kyoritsu Maintenance Co. Ltd.
(Japan) (2) (102,972) (2,513,845)
MakeMyTrip Ltd. (India)
(355,137) (34,810,529)
Royal Caribbean Cruises Ltd.
(60,532) (18,954,991)
(118,383,631)
Specialty Retail - ( 0 .5 ) %
GameStop Corp., Class A (393,646) (9,601,026)
Total Consumer Discretionary (191,242,941)
Consumer Staples - ( 0 .0 ) % †
Personal Care Products - ( 0 .0 ) % †
Rohto Pharmaceutical Co. Ltd.
(Japan) (2) (9,192) (130,272)
Energy - ( 2 .8 ) %
Energy Equipment & Services - ( 2 .1 ) %
Schlumberger NV
(953,069) (32,213,732)
Transocean Ltd.
(3,069,425) (7,949,811)
(40,163,543)
Oil, Gas & Consumable Fuels - ( 0 .7 ) %
Chevron Corp.
(60,295) (8,633,641)
World Kinect Corp.
(171,678) (4,867,071)
(13,500,712)
Total Energy (53,664,255)
Financials - ( 1 .5 ) %
Banks - ( 0 .4 ) %
Berkshire Hills Bancorp, Inc. (269,936) (6,759,198)
Capital Markets - ( 0 .3 ) %
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(475,986) (5,478,599)
(5,478,599)
Consumer Finance - ( 0 .7 ) %
EZCORP, Inc., Class A (995,982) (13,824,230)
Financial Services - ( 0 .1 ) %
Global Payments, Inc. (21,055) (1,685,242)
Total Financials (27,747,269)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 0 .8 ) %
Biotechnology - ( 0 .6 ) %
BioMarin Pharmaceutical, Inc.
(11,663) (641,115)
BioNTech SE, ADR (Germany)
(251) (26,724)
Dynavax Technologies Corp.
(161,615) (1,603,221)
Exact Sciences Corp.
(94,705) (5,032,623)
Telix Pharmaceuticals Ltd.
(Australia) (2) (176,773) (2,839,427)
(10,143,110)
Health Care Equipment & Supplies - ( 0 .2 ) %
Dexcom, Inc. (40,162) (3,505,741)
Pharmaceuticals - ( 0 .0 ) % †
Merck & Co., Inc. (7,936) (628,214)
Total Health Care (14,277,065)
Industrials - ( 3 .7 ) %
Aerospace & Defense - ( 0 .6 ) %
Boeing Co. (The) (54,000) (11,314,620)
Commercial Services & Supplies - ( 0 .1 ) %
Park24 Co. Ltd. (Japan) (2) (73,816) (946,236)
Electrical Equipment - ( 0 .2 ) %
Bloom Energy Corp., Class A
(96,398) (2,305,840)
NuScale Power Corp.
(37,168) (1,470,366)
(3,776,206)
Ground Transportation - ( 0 .8 ) %
Lyft, Inc., Class A
(162,091) (2,554,554)
Nagoya Railroad Co. Ltd. (Japan)
(2) (30,706) (347,343)
Nikkon Holdings Co. Ltd. (Japan) (2)
(164,909) (3,667,623)
Tokyu Corp. (Japan) (2)
(26,396) (314,011)
Uber Technologies, Inc.
(92,677) (8,646,764)
(15,530,295)
Machinery - ( 1 .7 ) %
Daifuku Co. Ltd. (Japan) (2)
(49,496) (1,273,331)
Middleby Corp. (The)
(217,370) (31,301,280)
(32,574,611)
Passenger Airlines - ( 0 .2 ) %
ANA Holdings, Inc. (Japan) (2) (171,948) (3,366,752)
Professional Services - ( 0 .1 ) %
Parsons Corp. (21,857) (1,568,677)
Total Industrials (69,077,397)
Information Technology - ( 9 .0 ) %
Electronic Equipment, Instruments & Components - ( 0 .3 ) %
Ibiden Co. Ltd. (Japan) (2)
(44,139) (1,937,680)
Ralliant Corp.
(329) (15,953)
Vishay Intertechnology, Inc.
(199,514) (3,168,282)
(5,121,915)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - ( 1 .8 ) %
Akamai Technologies, Inc.
(187,946) (14,990,573)
Cloudflare, Inc., Class A
(17,653) (3,456,987)
Snowflake, Inc., Class A
(65,601) (14,679,536)
(33,127,096)
Semiconductors & Semiconductor Equipment - ( 0 .4 ) %
MACOM Technology Solutions
Holdings, Inc. (12,755) (1,827,664)
ON Semiconductor Corp.
(31,289) (1,639,856)
Penguin Solutions, Inc.
(131,644) (2,607,868)
QUALCOMM, Inc.
(12,218) (1,945,839)
(8,021,227)
Software - ( 5 .1 ) %
Bentley Systems, Inc., Class B
(23,390) (1,262,358)
BILL Holdings, Inc.
(33,820) (1,564,513)
Box, Inc., Class A
(143,731) (4,911,288)
Core Scientific, Inc.
(40,652) (693,930)
Datadog, Inc., Class A
(29,261) (3,930,630)
Dropbox, Inc., Class A
(116,911) (3,343,655)
Five9, Inc.
(11,257) (298,086)
Gen Digital, Inc.
(40,124) (1,179,646)
InterDigital, Inc.
(241,436) (54,137,194)
MicroStrategy, Inc., Class A
(15,684) (6,339,943)
Nutanix, Inc., Class A
(131,521) (10,053,465)
PagerDuty, Inc.
(213,445) (3,261,440)
Unity Software, Inc.
(88,830) (2,149,686)
Zscaler, Inc.
(10,479) (3,289,777)
(96,415,611)
Technology Hardware, Storage & Peripherals - ( 1 .4 ) %
Seagate Technology Holdings plc
(111,201) (16,049,640)
Super Micro Computer, Inc.
(134,650) (6,599,197)
Western Digital Corp.
(51,574) (3,300,220)
(25,949,057)
Total Information Technology (168,634,906)
Materials - ( 0 .3 ) %
Chemicals - ( 0 .0 ) % †
Kansai Paint Co. Ltd. (Japan) (2) (31,099) (426,389)
Metals & Mining - ( 0 .3 ) %
B2Gold Corp. (Canada)
(1,299,606) (4,691,578)
Kobe Steel Ltd. (Japan) (2)
(54,319) (592,965)
(5,284,543)
Total Materials (5,710,932)
Real Estate - ( 1 .1 ) %
Health Care REITs - ( 1 .1 ) %
Welltower, Inc., REIT (136,664) (21,009,357)
Real Estate Management & Development - ( 0 .0 ) % †
Daiwa House Industry Co. Ltd.
(Japan) (2) (7,478) (256,965)
Total Real Estate (21,266,322)
INVESTMENTS SHARES VALUE ($)
Utilities - ( 0 .9 ) %
Electric Utilities - ( 0 .6 ) %
FirstEnergy Corp.
(263,883) (10,623,930)
TXNM Energy, Inc.
(12,651) (712,504)
(11,336,434)
Multi-Utilities - ( 0 .3 ) %
WEC Energy Group, Inc. (48,126) (5,014,729)
Total Utilities (16,351,163)
TOTAL COMMON STOCKS
(Proceeds $(535,470,885)) (585,177,679)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (0.8)%
Consumer Discretionary - ( 0 .2 ) %
Broadline Retail - ( 0 .1 ) %
Match Group Holdings II LLC
4.63%, 6/1/2028 (2)(f) $ (1,720,000) (1,678,418)
Hotels, Restaurants & Leisure - ( 0 .1 ) %
Carnival Corp.
6.00%, 5/1/2029 (2)(f) (2,375,000) (2,399,800)
Total Consumer Discretionary (4,078,218)
Energy - ( 0 .4 ) %
Energy Equipment & Services - ( 0 .4 ) %
Transocean, Inc.
8.50%, 5/15/2031 (2)(f) (8,946,000) (7,985,631)
Information Technology - ( 0 .2 ) %
Semiconductors & Semiconductor Equipment - ( 0 .2 ) %
ON Semiconductor Corp.
3.88%, 9/1/2028 (2)(f) (3,775,000) (3,651,856)
TOTAL CORPORATE BONDS
(Proceeds $(16,093,954)) (15,715,705)
CONVERTIBLE BONDS - (1.8)%
Communication Services - ( 0 .5 ) %
Entertainment - ( 0 .1 ) %
Live Nation Entertainment, Inc.
2.88%, 1/15/2030 (2)(f) (1,725,000) (1,875,938)
Interactive Media & Services - ( 0 .3 ) %
Snap, Inc.
0.50%, 5/1/2030 (2) (6,588,000) (5,586,624)
Media - ( 0 .1 ) %
Cable One, Inc.
0.00%, 3/15/2026 (2) (1,425,000) (1,348,192)
Total Communication Services (8,810,754)
Health Care - ( 0 .4 ) %
Pharmaceuticals - ( 0 .4 ) %
Jazz Investments I Ltd.
3.13%, 9/15/2030 (2)(f) (6,400,000) (6,784,000)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Industrials - ( 0 .4 ) %
Ground Transportation - ( 0 .2 ) %
Uber Technologies, Inc.
0.00%, 12/15/2025 (2) $ (3,487,000) (4,173,939)
Professional Services - ( 0 .2 ) %
Parsons Corp.
2.63%, 3/1/2029 (2) (3,550,000) (3,773,650)
Total Industrials (7,947,589)
Information Technology - ( 0 .4 ) %
Semiconductors & Semiconductor Equipment - ( 0 .1 ) %
MKS, Inc.
1.25%, 6/1/2030 (2) (2,500,000) (2,463,750)
Software - ( 0 .3 ) %
Guidewire Software, Inc.
1.25%, 11/1/2029 (2)(f) (5,000,000) (5,895,000)
Total Information Technology (8,358,750)
Real Estate - ( 0 .1 ) %
Health Care REITs - ( 0 .1 ) %
Welltower OP LLC
3.13%, 7/15/2029 (2)(f) (2,000,000) (2,651,000)
TOTAL CONVERTIBLE BONDS
(Proceeds $(33,224,154)) (34,552,093)
TOTAL SHORT POSITIONS
(Proceeds $(584,788,993)) (635,445,477)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.0%
(Cost $1,842,507,364) 1,897,002,202
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.0)% ‡ (19,125,853)
NET ASSETS - 100.0% 1,877,876,349
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 43,161,344 2 .2%
Consumer Discretionary 120,456,126 6 .4
Consumer Staples 228,223 0 .0 †
Energy 4,078,957 0 .2
Financials 236,578,109 12 .6
Health Care 77,821,642 4 .2
Industrials 26,962,138 1 .4
Information Technology 100,577,953 5 .4
Materials 32,393,961 1 .7
Real Estate 22,118,565 1 .3
Utilities 87,084,044 4 .6
Investment Companies 574,900,030 30 .6
U.S. Treasury Obligations 570,641,110 30 .4
Total Investments In Securities
At Value 1,897,002,202 101 .0
Liabilities in Excess of Other
Assets ‡ (19,125,853) ( 1 .0 )
Net Assets
$ 1,877,876,349 100 .0%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $924,756,068, which is inclusive of rehypothecated amounts disclosed below. In addition, $17,162,368 of cash collateral was also pledged.
(b) Restricted securities. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at June 30, 2025 amounted to $2,374,649, which represents 0.13% of net assets of the Fund.
(c) Special Purpose Acquisition Company.
(d) Securities are subject to contractual sale restrictions of up to twelve months. Total value of all such securities at June 30, 2025 amounted to
$541,942. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(e) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $3,221,183.
(f) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $413,386,076 of investment in securities and $(32,921,643) of securities sold short, which represents 22.01% and (1.75)% of net assets of the Fund, respectively.
(g) Defaulted security.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $38,104,597 of investment in securities, which represents 2.03% of net assets of the Fund.
(i) Represents 7-day effective yield as of June 30, 2025.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(k) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 29.3%
INVESTMENT COMPANIES - 29.3%
Limited Purpose
Cash Investment
Fund,
4.33% (a)
(Cost $550,244,330) $753,748,642 $1,729,149,180 $(1,932,459,565) $15,234 $(79,494) $550,373,997 550,539,159 $11,832,629 $–
(a) Represents 7-day effective yield as of June 30, 2025.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
44.V1 5 .00 % Quarterly 6/20/2030 3 .18 % USD 4,925,000 $ (270,623) $ (107,368) $ (377,991)
$ (270,623) $ (107,368) $ (377,991)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.50%)
Weekly JPMC 09/30/2025 USD (11,121,007) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
Japan 10 Year Bond (5) 9/2025 JPY $ (4,828,652) $ (18,510)
U.S. Treasury 10 Year Note (18) 9/2025 USD (2,018,531) (34,273)
U.S. Treasury 2 Year Note (500) 9/2025 USD (104,019,531) (362,124)
U.S. Treasury 5 Year Note (786) 9/2025 USD (85,692,422) (689,006)
Net unrealized depreciation $ (1,103,913)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 14,077,195 USD 9,171,795 CITI 9/17/2025 $ 108,189
GBP 2,551,709 USD 3,452,053 CITI 9/17/2025 52,316
HKD 12,474,000 USD 1,599,286 CITI 9/17/2025 444
JPY 21,574,868 USD 149,880 CITI 9/17/2025 1,270
USD 35,549,001 HKD 276,372,000 CITI 9/17/2025 105,619
USD 12,213,593 JPY 1,732,421,676 CITI 9/17/2025 76,559
Total unrealized appreciation 344,397
GBP 11,356 USD 15,635 CITI 9/17/2025 (39)
HKD 72,576,000 USD 9,329,415 CITI 9/17/2025 (21,890)
JPY 64,724,604 USD 456,405 CITI 9/17/2025 (2,957)
USD 27,300,047 AUD 42,201,882 CITI 9/17/2025 (520,325)
USD 189,661 GBP 140,189 CITI 9/17/2025 (2,867)
USD 913,986 HKD 7,128,000 CITI 9/17/2025 (146)
USD 4,010,965 JPY 577,473,889 CITI 9/17/2025 (34,713)
Total unrealized depreciation (582,937)
Net unrealized depreciation $ (238,540)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of June 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/11/2030
$221,427 $224 $(30) $194
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
04/03/2030
- 06/05/2030
$12,174,714 $(31,749) $121,733 $89,984
MLIN The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
14 months
maturity
08/25/2026
$891,238 $3,646 $– $3,646
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.02% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
92 months
maturity
06/22/2029
$90,908,992 $2,946,796 $(234,993) $2,711,803

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
BofA Finance LLC, 0.60%, 5/25/2027 2,975,000 2,908,370 (117,910) ( 4 .3 )
Liberty Media Corp., 2.38%, 9/30/2053 27,368,000 42,066,382 6,632,663 244 .6
Uber Technologies, Inc., 0.00%, 5/15/2028 7,600,000 8,052,200 (535,800) ( 19 .8 )
SHARES
Short Positions
Common Stocks
United States
Aurora Innovation, Inc. (502,306) (2,632,083) 408,784 15 .1
Live Nation Entertainment, Inc. (208,567) (31,552,016) (3,202,749) ( 118 .1 )
PRINCIPAL
AMOUNT
Convertible Bonds
United States
Live Nation Entertainment, Inc., 2.88%, 1/15/2030 (3,350,000) (3,697,941) (238,192) ( 8 .8 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
12/29/2025
- 07/27/2026
$38,167,667 $929 $75,562 $76,491
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Andlauer Healthcare Group, Inc. 82,057 3,170,199 38,462 50 .3
CI Financial Corp. 941,041 21,899,460 27,642 36 .1
Innergex Renewable Energy, Inc. 1,183,260 11,921,665 (60,825) ( 79 .5 )
InterRent REIT 118,482 1,176,337 (4,350) ( 5 .7 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Equinox Gold Corp. (1) (6) – 0 .0 (a)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.05% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
47-60 months
maturity
ranging from
05/03/2029
- 05/08/2030
$26,807,769 $272,870 $227,173 $500,043
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Gold Road Resources Ltd. 2,148,281 4,666,936 (78,074) ( 15 .6 )
Spartan Resources Ltd./Australia 1,736,964 2,297,158 (194,981) ( 39 .0 )
Short Positions
Common Stocks
Australia
Northern Star Resources Ltd. (97,632) (1,205,964) 134,505 26 .9
Ramelius Resources Ltd. (1,208,415) (2,034,823) 184,115 36 .8
Rio Tinto Ltd. (217,998) (15,432,137) 223,897 44 .8
United States
James Hardie Industries plc (43,598) (1,170,751) 3,408 0 .7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
55-57 months
maturity ranging
from 11/30/2029
- 02/27/2030
$27,676,274 $(47,220) $(27,815) $(75,035)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Cofinimmo SA 1,401 128,121 285 ( 0 .4 )
Germany
Covestro AG 221,950 15,791,339 – 0.0
United Kingdom
Just Eat Takeaway.com NV 508,104 11,633,606 (47,480) 63 .3
Short Positions
Common Stocks
Belgium
Aedifica SA (1,579) (123,208) (25) 0 .0 (a)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
04/03/2029
- 06/26/2030
$33,012,851 $194,489 $(37,823) $156,666
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Alphawave IP Group plc 1,110,697 2,657,949 (76,801) ( 49 .0 )
Assura plc 285,930 197,045 3,295 2 .1
Deliveroo plc 833,002 2,010,899 5,258 3 .4
Direct Line Insurance Group plc 2,819,865 11,891,697 240,927 153 .8
Dowlais Group plc 2,044,441 1,873,166 (7,112) ( 4 .5 )
Spectris plc 7,040 370,993 4,145 2 .6
Spirent Communications plc 2,667,195 7,139,194 73,222 46 .7
Short Positions
Common Stocks
United Kingdom
Aviva plc (808,295) (6,871,908) (48,445) ( 30 .9 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.04% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
55-58 months
maturity
ranging from
12/12/2029
- 03/28/2030
$34,204,170 $2,183,026 $(304,065) $1,878,961
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
ESR Group Ltd. 5,422,936 8,980,716 124,268 6 .6
Short Positions
Common Stocks
China
BYD Co. Ltd. (1,620,000) (25,223,454) 2,058,758 109 .6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
46-58 months
maturity
ranging from
03/05/2029
- 03/29/2030
$142,298,169 $(2,351,636) $(65,446) $(2,417,082)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Santos Brasil Participacoes SA 222,108 565,378 20,984 ( 0 .9 )
China
BYD Co. Ltd. 540,000 25,056,256 (1,115,129) 46 .1
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 1,425,190 52,118,278 4,297,900 ( 177 .8 )

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (285,038) (64,558,257) (5,555,391) 229 .8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/30/2027
- 06/14/2030
$248,811,848 $9,594,832 $(6,350,393) $3,244,439
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Fifth Era Acquisition Corp. I 346,362 3,515,574 56,404 1 .7
GigCapital7 Corp. 479,330 4,961,066 196,525 6 .1
Mercer Park Opportunities Corp. 457,730 4,577,300 4,577 0 .1
China
Future Vision II Acquisition Corp. 150,887 1,570,734 66,390 2 .0
Singapore
Chenghe Acquisition II Co. 278,486 2,907,394 122,534 3 .8
United Kingdom
Tavia Acquisition Corp. 214,404 2,201,929 75,041 2 .3
United States
AA Mission Acquisition Corp. 366,238 3,816,200 150,158 4 .6
Agriculture & Natural Solutions Acquisition Corp. 400,000 4,340,000 196,000 6 .0
Aifeex Nexus Acquisition Corp. 157,393 1,603,835 37,726 1 .2
Aldel Financial II, Inc. 605,314 6,349,744 300,203 9 .3
Andretti Acquisition Corp. II 673,298 6,988,833 282,785 8 .7
Archimedes Tech SPAC Partners II Co. 323,854 3,313,026 87,441 2 .7
Artius II Acquisition, Inc. 462,795 4,683,485 87,931 2 .7
Bleichroeder Acquisition Corp. I 543,963 5,619,138 258,605 8 .0
Bold Eagle Acquisition Corp. 756,618 7,921,790 446,405 13 .8
Centurion Acquisition Corp. 768,164 8,127,175 445,535 13 .7
Charlton Aria Acquisition Corp. 197,296 2,028,203 66,902 2 .1
Churchill Capital Corp. IX 484,340 5,095,257 125,856 3 .9
Dynamix Corp. 329,698 3,359,623 115,371 3 .6
EQV Ventures Acquisition Corp. 860,934 9,048,416 507,951 15 .7
Fact II Acquisition Corp. 422,360 4,362,979 190,062 5 .9
Gesher Acquisition Corp. II 257,046 2,609,017 18,176 0 .6
Graf Global Corp. 676,022 7,071,190 310,970 9 .6
Hennessy Capital Investment Corp. VII 444,056 4,511,609 146,538 4 .5
Jackson Acquisition Co. II 360,208 3,710,142 104,460 3 .2

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
K&F Growth Acquisition Corp. II 338,085 3,441,705 70,380 2 .2
Launch One Acquisition Corp. 625,956 6,519,332 275,712 8 .5
Launch Two Acquisition Corp. 716,018 7,460,908 329,939 10 .2
Lionheart Holdings 526,300 5,547,202 277,415 8 .6
Live Oak Acquisition Corp. V 279,314 2,988,660 166,034 5 .1
M3-Brigade Acquisition V Corp. 647,289 7,307,893 822,057 25 .3
Melar Acquisition Corp. I 251,810 2,644,005 133,459 4 .1
Mountain Lake Acquisition Corp. 446,094 4,576,924 124,906 3 .8
Newbury Street II Acquisition Corp. 436,986 4,496,586 147,642 4 .6
NewHold Investment Corp. III 366,990 3,732,288 42,862 1 .3
Oaktree Acquisition Corp. III Life Sciences 529,535 5,549,527 262,129 8 .1
Plum Acquisition Corp. IV 339,570 3,497,571 112,058 3 .5
Range Capital Acquisition Corp. 224,317 2,305,979 60,566 1 .9
Rithm Acquisition Corp. 412,062 4,198,912 67,571 2 .1
Roman DBDR Acquisition Corp. II 399,420 4,118,020 147,785 4 .6
Siddhi Acquisition Corp. 412,987 4,171,169 (8,260) ( 0 .3 )
SilverBox Corp. IV 606,254 6,644,544 582,004 17 .9
SIM Acquisition Corp. I 599,080 6,248,404 268,491 8 .3
Sizzle Acquisition Corp. II 167,400 1,682,370 5,691 0 .2
Soulpower Acquisition Corp. 411,978 4,136,259 21,051 0 .6
Stellar V Capital Corp. 388,826 3,977,690 89,430 2 .8
Translational Development Acquisition Corp. 385,010 3,965,603 97,702 3 .0
Vine Hill Capital Investment Corp. 599,722 6,243,106 251,883 7 .8
Voyager Acquisition Corp. 583,336 6,049,194 198,024 6 .1
Willow Lane Acquisition Corp. 283,856 2,903,847 79,480 2 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 07/02/2030
$580,097,773 $7,487,724 $(9,531,421) $(2,043,697)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
MAC Copper Ltd. 21,627 261,470 2,206 ( 0 .1 )
Canada
MAG Silver Corp. 714,075 15,088,405 1,094,728 ( 53 .6 )
United States
Amedisys, Inc. 379,619 37,350,713 2,157,810 ( 105 .6 )
ANSYS, Inc. 96,581 33,921,179 2,207,709 ( 108 .0 )
AZEK Co., Inc. (The) 42,164 2,291,613 242,806 ( 11 .9 )
Cantaloupe, Inc. 431,565 4,742,899 4,447 ( 0 .2 )

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Chart Industries, Inc. 38,843 6,395,500 710,436 ( 34 .8 )
Couchbase, Inc. 5,392 131,457 1,394 ( 0 .1 )
Cross Country Healthcare, Inc. 556,007 7,255,891 (2,802,944) 137 .2
Dun & Bradstreet Holdings, Inc. 2,517,797 22,886,775 630,289 ( 30 .8 )
E2open Parent Holdings, Inc. 527,339 1,703,305 9,419 ( 0 .5 )
FARO Technologies, Inc. 93,226 4,094,486 154,719 ( 7 .6 )
Foot Locker, Inc. 376,223 9,217,464 287,697 ( 14 .1 )
GCI Liberty, Inc. Escrow(b) 32,241 – – 0.0
GMS, Inc. 17,573 1,911,064 (258) 0 .0 (a)
Hess Corp. 474,733 65,769,510 (4,654,342) 227 .7
Informatica, Inc. 155,762 3,792,805 71,532 ( 3 .5 )
Interpublic Group of Cos., Inc. (The) 1,108,041 27,124,844 (3,128,529) 153 .1
Juniper Networks, Inc. 472,406 18,863,172 1,766,629 ( 86 .4 )
Kellanova 501,099 39,852,403 (935,576) 45 .8
Liberty Broadband Corp. 134,141 13,196,792 1,247,547 ( 61 .0 )
MRC Global, Inc. 47,447 650,498 (43,864) 2 .1
Pacific Premier Bancorp, Inc. 154,876 3,266,335 (25,998) 1 .3
ProAssurance Corp. 195,482 4,462,854 (82,102) 4 .0
Radius Recycling, Inc. 310,602 9,221,773 309,671 ( 15 .2 )
Sage Therapeutics, Inc. 211,580 1,929,610 9,968 ( 0 .5 )
Sitio Royalties Corp. 214,318 3,939,165 (256,823) 12 .6
Skechers USA, Inc. 247,667 15,627,788 384,927 ( 18 .8 )
SpartanNash Co. 100,423 2,660,205 (33) 0 .0 (a)
Spirit AeroSystems Holdings, Inc. 377,837 14,414,482 2,126,797 ( 104 .1 )
Surmodics, Inc. 153,459 4,559,267 (1,699,073) 83 .1
Triumph Group, Inc. 402,077 10,353,483 268,937 ( 13 .2 )
TXNM Energy, Inc. 302,677 17,046,769 (96,037) 4 .7
Verve Therapeutics, Inc. 80,128 899,837 21,357 ( 1 .0 )
Walgreens Boots Alliance, Inc. 751,175 8,623,489 246,710 ( 12 .1 )
Short Positions
Common Stocks
Canada
Pan American Silver Corp. (422,793) (12,007,321) (1,082,339) 53 .0
United States
Boeing Co. (The) (41,260) (8,645,208) (1,277,227) 62 .5
Charter Communications, Inc. (31,657) (12,941,698) (796,871) 39 .0
Chevron Corp. (487,003) (69,733,960) 5,084,035 ( 248 .8 )
Columbia Banking System, Inc. (141,611) (3,310,865) 43,722 ( 2 .1 )
Dick's Sporting Goods, Inc. (22,009) (4,353,600) (166,476) 8 .1
DNOW, Inc. (44,838) (664,948) 35,077 ( 1 .7 )
Flowserve Corp. (123,320) (6,455,802) (628,211) 30 .7
Omnicom Group, Inc. (381,166) (27,421,082) 4,193,760 ( 205 .2 )
Synopsys, Inc. (33,320) (17,082,498) 1,596,621 ( 78 .1 )
Viper Energy, Inc. (104,209) (3,973,489) 253,477 ( 12 .4 )
(a) Represents less than 0.05% of swap value.
(b) Security fair valued using significant unobservable inputs as of June 30, 2025 in accordance with procedures approved by the Board of Trustees.

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 59 $ – $ 59
BARC
Cash – 66,544 66,544
BNPP
Cash 17,417,166 – 17,417,166
CITG
Cash – 625,380 625,380
CITI
Cash (150,173) – (150,173)
Investment Companies 1,601,848 – 1,601,848
GSIN
U.S. Treasury Bills 166,011,815 – 166,011,815
JPMC
Investment Companies 22,924,126 – 22,924,126
JPMS
Cash – 2,550,592 2,550,592
MLIN
Cash 870,000 – 870,000

Schedule of Investments
June 30, 2025 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
The accompanying notes are an integral part of these financial statements.

AQR Funds | Semi-Annual Report | June 2025

† Represents less than 0.05% of net assets.
(a) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2025.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 33,869,427 429,125,637
AQR Equity Market Neutral Fund,
Class R6 (a) 60,242,989 694,601,667
AQR Macro Opportunities Fund,
Class R6 (a) 44,175,129 438,217,282
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 49,740,895 438,217,282
AQR Style Premia Alternative Fund,
Class R6 (a) 55,981,456 476,402,191
TOTAL ALTERNATIVE FUNDS
(Cost $2,339,930,821) 2,476,564,059
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $1,002,485,425) 95,634,189 1,087,360,725
TOTAL INVESTMENT COMPANIES
(Cost $3,342,416,246) 3,563,924,784
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2 .0%
Limited Purpose Cash Investment
Fund, 4.33% (b)
(Cost $72,079,955) 72,104,776 72,083,145
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $3,414,496,201) 3,636,007,929
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% † 726,957
NET ASSETS - 100.0% 3,636,734,886
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 694,601,667 19 .1%
Global Flexible Allocation 1,087,360,725 29 .9
Global Macro 438,217,282 12 .0
Multi-Strategy 476,402,191 13 .1
Relative Value Arbitrage 429,125,637 11 .9
Systematic Trend 438,217,282 12 .0
Short-Term Investment Funds 72,083,145 2 .0
Total Investments In Securities
At Value 3,636,007,929 100 .0
Other Assets in Excess of
Liabilities 726,957 0.0 †
Net Assets
$ 3,636,734,886 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 174,833,179 $ 248,365,333 $ (7,662,678) $ (71) $ 13,589,874 $ 429,125,637 33,869,427 $ – $ –
AQR Equity Market
Neutral Fund 282,992,687 383,835,975 (34,518,071) 33,972 62,257,104 694,601,667 60,242,989 – –
AQR Macro
Opportunities Fund 178,537,271 257,658,238 (5,491,641) (276,457) 7,789,871 438,217,282 44,175,129 – –
AQR Managed
Futures Strategy HV
Fund 178,537,271 257,986,995 (6,838,908) (134,789) 8,666,713 438,217,282 49,740,895 – –
AQR Style Premia
Alternative Fund 194,094,461 275,942,529 (18,091,472) (123,673) 24,580,346 476,402,191 55,981,456 – –
(501,018) 116,883,908 2,476,564,059 – –
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset
Fund 443,009,494 615,608,952 (37,211,928) (187,646) 66,141,853 1,087,360,725 95,634,189 – –
TOTAL $(688,664) $183,025,761 $3,563,924,784 $– $–
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 294.4%
COMMON STOCKS - 213.4%
Australia - 6 .1%
AGL Energy Ltd. (2)(a) 333,515 2,138,646
ANZ Group Holdings Ltd. (2) 191,700 3,676,190
Aristocrat Leisure Ltd. (2)(a) 112,833 4,834,307
Atlas Arteria Ltd. (2)(a) 142,992 479,233
Aurizon Holdings Ltd. (2)(a) 468,529 934,556
BlueScope Steel Ltd. (2)(a) 230,859 3,517,953
Brambles Ltd. (2)(a) 171,069 2,641,955
Coles Group Ltd. (2)(a) 118,140 1,619,950
Computershare Ltd. (2)(a) 351,569 9,223,091
Dyno Nobel Ltd. (2)(a) 589,165 1,042,810
Evolution Mining Ltd. (2)(a) 2,576,010 13,411,470
Harvey Norman Holdings Ltd. (2)
(a) 422,958 1,467,432
Insurance Australia Group Ltd. (2)
(a) 100,192 595,644
JB Hi-Fi Ltd. (2)(a) 179,982 13,078,631
Northern Star Resources Ltd. (2)
(a) 655,212 8,093,267
Orica Ltd. (2)(a) 281,413 3,613,473
Pro Medicus Ltd. (2)(a) 72,061 13,485,113
Qantas Airways Ltd. (2)(a) 974,634 6,885,373
QBE Insurance Group Ltd. (2)(a) 548,018 8,438,999
Qube Holdings Ltd. (2)(a) 170,646 481,023
SEEK Ltd. (2) 70,868 1,121,541
SGH Ltd. (2)(a) 14,872 529,653
Sonic Healthcare Ltd. (2)(a) 202,235 3,569,688
South32 Ltd. (2)(a) 1,787,730 3,416,167
Suncorp Group Ltd. (2)(a) 94,841 1,351,640
Tabcorp Holdings Ltd. (2)(a) 7,358 3,460
Technology One Ltd. (2)(a) 209,024 5,634,379
Telstra Group Ltd. (2)(a) 1,059,513 3,378,387
Westpac Banking Corp. (2)(a) 229,713 5,119,505
Whitehaven Coal Ltd. (2)(a) 1,291,951 4,611,907
WiseTech Global Ltd. (2)(a) 38,194 2,739,115
Yancoal Australia Ltd. (2)(a) 125,615 477,308
131,611,866
Belgium - 0 .6%
Ageas SA/NV (2)(a) 115,347 7,802,948
Anheuser-Busch InBev SA/NV (2)
(a) 76,802 5,284,007
Solvay SA (2)(a) 8,233 285,165
13,372,120
Brazil - 0 .1%
Wheaton Precious Metals Corp. (a) 34,402 3,093,717
Canada - 5 .6%
Agnico Eagle Mines Ltd. (a) 13,825 1,647,122
Alamos Gold, Inc., Class A (a) 38,576 1,026,049
ARC Resources Ltd. (a) 86,078 1,814,797
Atco Ltd., Class I (a) 33,593 1,252,691
AtkinsRealis Group, Inc. (a) 55,719 3,908,002
Bank of Nova Scotia (The) (a) 195,819 10,828,104
Barrick Mining Corp. (a) 59,414 1,236,928
Bombardier, Inc., Class B *(a) 11,573 1,008,277
Brookfield Corp., Class A (a) 28,780 1,781,222
INVESTMENTS SHARES VALUE ($)
Canada - 5.6% (continued)
Brookfield Infrastructure Corp.,
Class A (a) 11,513 479,035
Canadian National Railway Co. (a) 67,463 7,029,429
Canadian Natural Resources Ltd.
(a) 271,289 8,526,653
Canadian Utilities Ltd., Class A (a) 17,229 476,731
Capital Power Corp. (a) 11,540 464,397
CCL Industries, Inc., Class B (a) 33,443 1,950,217
Celestica, Inc. *(a) 56,768 8,869,440
Cenovus Energy, Inc. (a) 232,514 3,163,932
Empire Co. Ltd., Class A (a) 112,516 4,669,197
Fairfax Financial Holdings Ltd. (a) 2,030 3,664,211
Finning International, Inc. (a) 69,943 2,990,330
Franco-Nevada Corp. (a) 6,152 1,010,026
George Weston Ltd. (a) 32,446 6,507,308
iA Financial Corp., Inc. (a) 24,808 2,719,726
IGM Financial, Inc. (a) 14,847 469,042
Kinross Gold Corp. (a) 112,212 1,753,531
Loblaw Cos. Ltd. (a) 16,231 2,684,805
Lundin Gold, Inc. (a) 98,873 5,220,465
Manulife Financial Corp. (a) 134,870 4,312,275
Metro, Inc., Class A (a) 6,794 533,691
Open Text Corp. (a) 54,258 1,585,405
Pan American Silver Corp. (a) 67,431 1,913,372
Parkland Corp. (a) 61,717 1,745,797
Quebecor, Inc., Class B (a) 107,704 3,278,378
Saputo, Inc. (a) 23,903 489,206
Suncor Energy, Inc. (a) 120,029 4,496,185
TFI International, Inc. (a) 59,557 5,346,244
Toronto-Dominion Bank (The) (a) 19,317 1,420,812
Tourmaline Oil Corp. (a) 105,230 5,077,005
West Fraser Timber Co. Ltd. (a) 6,406 469,765
Whitecap Resources, Inc. (a) 437,023 2,936,486
120,756,288
China - 0 .5%
Prosus NV (2)(a) 112,480 6,310,859
Wilmar International Ltd. (2) 580,600 1,310,577
Yangzijiang Shipbuilding Holdings
Ltd. (2) 2,089,976 3,647,217
11,268,653
Denmark - 2 .9%
AP Moller - Maersk A/S, Class B
(2)(a) 3,081 5,729,731
Danske Bank A/S (2)(a) 297,739 12,160,797
Demant A/S (2)*(a) 51,075 2,133,993
Genmab A/S (2)*(a) 49,170 10,211,057
ISS A/S (2)(a) 243,512 6,796,617
Jyske Bank A/S (Registered) (2)(a) 14,230 1,439,950
Pandora A/S (2)(a) 66,262 11,675,059
ROCKWOOL A/S, Class B (2)(a) 36,686 1,719,557
Royal Unibrew A/S (a) 39,119 3,196,224
Vestas Wind Systems A/S (2)(a) 421,159 6,326,214
61,389,199
Finland - 1 .3%
Elisa OYJ (2)(a) 23,243 1,291,880
Kone OYJ, Class B (2)(a) 31,535 2,077,549
Nordea Bank Abp (2)(a) 955,873 14,182,968

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.3% (continued)
Wartsila OYJ Abp (2)(a) 418,723 9,896,251
27,448,648
France - 9 .2%
Accor SA (2)(a) 19,194 1,005,928
Air France-KLM (2)* 129,424 1,416,670
Airbus SE (2)(a) 32,803 6,862,412
Amundi SA (2)(a)(b) 23,875 1,935,207
BNP Paribas SA (2)(a) 122,533 10,991,419
Bouygues SA (2)(a) 91,839 4,153,393
Carrefour SA (2)(a) 976,961 13,781,238
Credit Agricole SA (2)(a) 113,161 2,140,812
Dassault Aviation SA (2)(a) 10,353 3,660,532
Eiffage SA (2)(a) 60,032 8,435,293
Engie SA (2)(a) 350,721 8,242,927
FDJ UNITED (2)(a)(b) 12,151 476,809
Hermes International SCA (2)(a) 3,609 9,783,515
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 30,710 16,072,999
Orange SA (2)(a) 1,324,755 20,173,621
Renault SA (2)(a) 85,522 3,946,412
Safran SA (2)(a) 51,751 16,877,254
SCOR SE (2)(a) 122,743 4,076,548
Societe Generale SA (2)(a) 323,679 18,515,803
Thales SA (2)(a) 17,379 5,131,577
TotalEnergies SE (2)(a) 189,547 11,585,617
Valeo SE (2)(a) 693,642 7,613,970
Vinci SA (2)(a) 95,248 14,046,259
Vivendi SE (2)(a) 1,874,805 6,467,251
197,393,466
Germany - 5 .8%
adidas AG (2)(a) 8,968 2,093,400
Allianz SE (Registered) (2)(a) 34,610 14,045,899
Aurubis AG (2)(a) 7,274 757,513
Bayer AG (Registered) (2)(a) 130,834 3,941,674
Commerzbank AG (2)(a) 225,446 7,104,485
Continental AG (2)(a) 22,544 1,967,589
Deutsche Bank AG (Registered)
(2)(a) 179,779 5,329,626
Deutsche Lufthansa AG
(Registered) (2)(a) 1,355,342 11,506,366
E.ON SE (2)(a) 193,743 3,569,839
Evonik Industries AG (2)(a) 123,732 2,556,128
Freenet AG (2)(a) 58,021 1,891,454
Fresenius Medical Care AG (2)(a) 131,660 7,564,548
Knorr-Bremse AG (2)(a) 12,170 1,180,453
Mercedes-Benz Group AG (2)(a) 147,763 8,608,696
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 4,856 3,153,168
Rational AG (2) 939 789,040
Rheinmetall AG (2)(a) 7,178 15,200,842
RWE AG (2)(a) 295,966 12,367,884
Scout24 SE (2)(a)(b) 36,494 5,037,954
Talanx AG (2)(a) 9,125 1,182,981
TeamViewer SE (2)*(a)(b) 87,826 991,151
thyssenkrupp AG (2)(a) 894,279 9,638,719
INVESTMENTS SHARES VALUE ($)
Germany - 5.8% (continued)
Zalando SE (2)*(a)(b) 98,788 3,259,741
123,739,150
Hong Kong - 0 .1%
HKT Trust & HKT Ltd. (2)(a) 319,000 476,928
Techtronic Industries Co. Ltd. (2) 157,500 1,737,852
2,214,780
Ireland - 0 .3%
Accenture plc, Class A 16,717 4,996,544
Aptiv plc *(a)(c) 17,700 1,207,494
6,204,038
Italy - 4 .0%
A2A SpA (2)(a) 333,852 899,236
Azimut Holding SpA (2)(a) 70,112 2,249,293
Banca Generali SpA (2)(a) 2,408 133,789
Banca Monte dei Paschi di Siena
SpA (2)(a) 412,900 3,502,035
Buzzi SpA (2)(a) 41,007 2,274,252
Enel SpA (2)(a) 1,126,370 10,690,046
Generali (2)(a) 224,977 8,002,774
Hera SpA (2)(a) 299,157 1,445,049
Intesa Sanpaolo SpA (2)(a) 1,915,804 11,035,817
Italgas SpA (2)(a) 202,448 1,717,309
Leonardo SpA (2)(a) 138,496 7,814,897
Nexi SpA (2)(a)(b) 772,115 4,611,310
Pirelli & C SpA (2)(a)(b) 888,859 6,126,973
Poste Italiane SpA (2)(a)(b) 405,805 8,719,070
Reply SpA (2) 3,353 579,466
Telecom Italia SpA (2)*(a) 4,330,419 2,139,729
UniCredit SpA (2)(a) 134,052 8,992,662
Unipol Assicurazioni SpA (2)(a) 268,296 5,313,541
86,247,248
Ivory Coast - 0 .0% †
Endeavour Mining plc (2) 20,044 615,732
Japan - 29 .2%
ABC-Mart, Inc. (2)(a) 69,400 1,425,742
AGC, Inc. (2)(a) 126,800 3,719,766
Aisin Corp. (2)(a) 250,500 3,204,497
ANA Holdings, Inc. (2)(a) 253,700 4,967,461
Asahi Group Holdings Ltd. (2)(a) 35,500 474,533
Asahi Intecc Co. Ltd. (2)(a) 167,900 2,656,180
Asahi Kasei Corp. (2)(a) 1,109,000 7,894,712
Asics Corp. (2)(a) 235,800 6,012,990
Astellas Pharma, Inc. (2)(a) 1,243,800 12,177,989
Azbil Corp. (2)(a) 94,400 895,161
Bandai Namco Holdings, Inc. (2)(a) 230,000 8,243,019
BayCurrent, Inc. (2)(a) 41,300 2,124,656
Brother Industries Ltd. (2)(a) 196,000 3,381,078
Canon, Inc. (2)(a) 209,000 6,061,780
Central Japan Railway Co. (2)(a) 347,300 7,763,748
Chubu Electric Power Co., Inc. (2)
(a) 775,300 9,593,897
Concordia Financial Group Ltd.
(2)(a) 417,900 2,712,076
CyberAgent, Inc. (2)(a) 340,800 3,893,814
Dai Nippon Printing Co. Ltd. (2)(a) 384,500 5,836,648
Dai-ichi Life Holdings, Inc. (2)(a) 1,400,500 10,647,451

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 29.2% (continued)
Daiichi Sankyo Co. Ltd. (2)(a) 935,000 21,662,179
ENEOS Holdings, Inc. (2) 294,700 1,460,779
FANUC Corp. (2)(a) 121,900 3,309,254
Fujitsu Ltd. (2)(a) 172,100 4,175,040
Fukuoka Financial Group, Inc. (2)
(a) 237,300 6,339,880
Hikari Tsushin, Inc. (2)(a) 8,500 2,509,765
Hirose Electric Co. Ltd. (2)(a) 59,300 7,157,391
Hitachi Construction Machinery
Co. Ltd. (2)(a) 220,600 6,573,710
Hitachi Ltd. (2)(a) 195,900 5,693,707
Honda Motor Co. Ltd. (2)(a) 803,500 7,748,034
IHI Corp. (2)(a) 55,100 5,959,824
Iida Group Holdings Co. Ltd. (2)(a) 177,800 2,504,535
Inpex Corp. (2)(a) 41,700 585,350
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 684,800 10,427,034
Japan Airlines Co. Ltd. (2)(a) 523,400 10,675,216
Japan Post Bank Co. Ltd. (2)(a) 1,015,800 10,950,862
Japan Post Holdings Co. Ltd. (2)(a) 671,100 6,215,874
Kansai Electric Power Co., Inc.
(The) (2)(a) 69,100 819,514
Kao Corp. (2)(a) 269,000 12,052,708
Kawasaki Heavy Industries Ltd.
(2)(a) 35,400 2,676,155
Kinden Corp. (2)(a) 103,200 3,031,860
Kirin Holdings Co. Ltd. (2)(a) 140,600 1,970,316
Kobe Bussan Co. Ltd. (2)(a) 137,800 4,279,459
Kobe Steel Ltd. (2)(a) 282,800 3,087,146
Koito Manufacturing Co. Ltd. (2) 45,300 541,472
Komatsu Ltd. (2)(a) 204,800 6,757,077
Kuraray Co. Ltd. (2)(a) 34,500 438,712
Kyoto Financial Group, Inc. (2) 42,700 763,433
Kyushu Electric Power Co., Inc.
(2)(a) 303,300 2,711,756
Lixil Corp. (2)(a) 15,900 183,925
LY Corp. (2)(a) 1,153,600 4,248,253
Makita Corp. (2)(a) 21,300 655,997
Marubeni Corp. (2)(a) 347,900 7,013,054
Mazda Motor Corp. (2)(a) 2,211,900 13,305,013
McDonald's Holdings Co. Japan
Ltd. (2)(a) 15,400 636,976
MISUMI Group, Inc. (2)(a) 607,300 8,112,610
Mitsubishi Chemical Group Corp.
(2)(a) 728,100 3,826,911
Mitsubishi Electric Corp. (2)(a) 51,100 1,099,109
Mitsui Chemicals, Inc. (2) 45,200 1,045,056
Mizuho Financial Group, Inc. (2)(a) 409,530 11,368,523
NGK Insulators Ltd. (2)(a) 253,900 3,186,852
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 321,800 6,455,442
Nippon Steel Corp. (2)(a) 221,300 4,185,212
Nippon Yusen KK (2)(a) 279,000 10,037,014
Niterra Co. Ltd. (2)(a) 16,300 541,948
Nomura Holdings, Inc. (2)(a) 1,244,100 8,198,249
NTT Data Group Corp. (2) 139,900 3,885,976
Obic Co. Ltd. (2)(a) 154,600 6,011,632
Oji Holdings Corp. (2)(a) 416,800 2,098,247
Oracle Corp. Japan (2)(a) 10,600 1,263,421
ORIX Corp. (2)(a) 482,200 10,881,652
INVESTMENTS SHARES VALUE ($)
Japan - 29.2% (continued)
Otsuka Corp. (2)(a) 93,000 1,894,540
Pan Pacific International Holdings
Corp. (2)(a) 46,200 1,589,053
Panasonic Holdings Corp. (2)(a) 1,004,300 10,745,330
Persol Holdings Co. Ltd. (2)(a) 1,483,100 2,894,561
Recruit Holdings Co. Ltd. (2)(a) 176,100 10,355,849
Renesas Electronics Corp. (2) 218,800 2,706,869
Resona Holdings, Inc. (2)(a) 1,271,000 11,738,730
Resonac Holdings Corp. (2)(a) 184,300 4,270,439
Rinnai Corp. (2)(a) 33,100 820,895
Ryohin Keikaku Co. Ltd. (2)(a) 196,800 9,438,282
Sanrio Co. Ltd. (2)(a) 108,700 5,256,257
Sanwa Holdings Corp. (2)(a) 216,000 7,163,780
Seiko Epson Corp. (2)(a) 65,500 860,843
Sekisui Chemical Co. Ltd. (2)(a) 70,700 1,280,425
Shimamura Co. Ltd. (2)(a) 88,700 6,223,730
Shimizu Corp. (2)(a) 551,800 6,163,476
Shin-Etsu Chemical Co. Ltd. (2)(a) 89,200 2,945,561
Shionogi & Co. Ltd. (2)(a) 321,400 5,785,933
Shizuoka Financial Group, Inc. (2)
(a) 592,900 6,898,440
Skylark Holdings Co. Ltd. (2)(a) 249,800 5,229,950
SoftBank Corp. (2)(a) 6,553,500 10,151,054
Sojitz Corp. (2)(a) 360,300 8,853,846
Square Enix Holdings Co. Ltd. (2)
(a) 179,800 13,448,901
Subaru Corp. (2)(a) 215,400 3,734,260
Sumitomo Corp. (2)(a) 405,400 10,462,046
Sumitomo Electric Industries Ltd.
(2)(a) 234,800 5,034,913
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 117,000 2,946,172
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 246,700 6,561,586
Suntory Beverage & Food Ltd. (2)
(a) 28,200 901,820
T&D Holdings, Inc. (2)(a) 39,500 867,029
Takeda Pharmaceutical Co. Ltd.
(2)(a) 481,600 14,868,439
TBS Holdings, Inc. (2)(a) 118,300 4,147,675
TIS, Inc. (2)(a) 45,900 1,538,094
Tokio Marine Holdings, Inc. (2) 33,900 1,436,718
Tokyo Century Corp. (2)(a) 106,500 1,198,999
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,804,600 6,007,014
Tokyo Electron Ltd. (2)(a) 129,800 24,857,927
Tokyo Gas Co. Ltd. (2)(a) 125,700 4,181,046
Tokyu Corp. (2)(a) 252,100 2,999,015
TOPPAN Holdings, Inc. (2)(a) 72,000 1,956,026
Toray Industries, Inc. (2)(a) 518,200 3,547,210
Tosoh Corp. (2)(a) 126,400 1,849,699
TOTO Ltd. (2)(a) 19,200 483,474
Toyo Suisan Kaisha Ltd. (2)(a) 81,700 5,430,364
Toyota Tsusho Corp. (2)(a) 95,600 2,165,459
Trend Micro, Inc. (2)(a) 65,900 4,558,030
USS Co. Ltd. (2)(a) 630,200 6,945,391
Welcia Holdings Co. Ltd. (2)(a) 300 5,286
Yamaha Corp. (2)(a) 203,000 1,467,071
Yamato Holdings Co. Ltd. (2) 109,900 1,470,875
Yokogawa Electric Corp. (2)(a) 235,500 6,291,114

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 29.2% (continued)
Zensho Holdings Co. Ltd. (2)(a) 12,800 774,737
630,410,545
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a) 61,384 1,949,207
Netherlands - 3 .5%
Aalberts NV (2)(a) 94,263 3,423,567
ABN AMRO Bank NV, CVA (2)(a)
(b) 196,240 5,358,519
Arcadis NV (2)(a) 21,768 1,057,053
Argenx SE (2)*(a) 5,732 3,173,137
ASM International NV (2)(a) 16,437 10,543,968
ASML Holding NV (2)(a) 10,584 8,481,349
ASR Nederland NV (2) 27,363 1,818,150
Heineken NV (2) 46,605 4,065,953
JDE Peet's NV (2)(a) 62,013 1,771,375
Koninklijke Ahold Delhaize NV (2)
(a) 180,818 7,552,126
Koninklijke KPN NV (2)(a) 971,003 4,736,738
NN Group NV (2)(a) 173,817 11,565,628
SBM Offshore NV (2)(a) 34,387 909,144
Wolters Kluwer NV (2)(a) 63,323 10,590,019
75,046,726
New Zealand - 0 .4%
Xero Ltd. (2)*(a) 63,627 7,528,936
Nigeria - 0 .0% †
Airtel Africa plc (2)(b) 259,038 641,492
Norway - 0 .7%
DNB Bank ASA (2)(a) 40,234 1,112,654
Kongsberg Gruppen ASA (a) 184,475 7,153,408
Telenor ASA (2)(a) 241,297 3,757,524
TOMRA Systems ASA (2)(a) 136,730 2,134,158
14,157,744
Portugal - 0 .5%
Banco Comercial Portugues SA,
Class R (2) 4,702,241 3,663,213
EDP SA (2) 1,770,114 7,689,867
11,353,080
Singapore - 0 .5%
Grab Holdings Ltd., Class A *(a)(c) 283,242 1,424,707
Sea Ltd., ADR *(a)(c) 19,431 3,107,794
Singapore Telecommunications
Ltd. (2) 557,500 1,680,745
United Overseas Bank Ltd. (2) 130,200 3,685,144
9,898,390
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(b) 111,044 3,013,981
Spain - 2 .0%
Acerinox SA (2)(a) 114,852 1,466,374
ACS Actividades de Construccion
y Servicios SA (2)(a) 47,325 3,289,447
Aena SME SA (2)(a)(b) 203,690 5,437,256
Banco Santander SA (2)(a) 1,126,444 9,327,945
Bankinter SA (2)(a) 254,310 3,319,884
INVESTMENTS SHARES VALUE ($)
Spain - 2.0% (continued)
CaixaBank SA (2)(a) 201,066 1,742,199
Enagas SA (2)(a) 445,262 7,497,072
Endesa SA (a) 16,518 523,209
Fluidra SA (2)(a) 63,106 1,582,110
Grifols SA (2)*(a) 146,922 1,792,739
Industria de Diseno Textil SA (2) 53,813 2,807,249
Mapfre SA (2)(a) 821,971 3,366,958
42,152,442
Sweden - 3 .9%
AAK AB (2)(a) 40,193 1,056,063
Alfa Laval AB (2)(a) 197,746 8,328,791
Assa Abloy AB, Class B (2)(a) 188,528 5,894,073
Electrolux AB, Class B (2)*(a) 698,520 4,967,563
Elekta AB, Class B (2)(a) 283,605 1,463,030
Essity AB, Class B (2)(a) 248,845 6,890,238
Evolution AB (2)(a)(b) 172,026 13,662,838
Getinge AB, Class B (2)(a) 105,591 2,121,401
Sandvik AB (2)(a) 63,212 1,451,497
Skanska AB, Class B (2)(a) 30,524 711,044
SSAB AB, Class B (2)(a) 98,003 580,100
Svenska Handelsbanken AB, Class
A (2)(a) 424,885 5,688,057
Swedbank AB, Class A (2)(a) 317,713 8,415,052
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,815,585 15,514,762
Telia Co. AB (2)(a) 1,026,021 3,690,418
Volvo AB, Class B (2)(a) 106,100 2,985,401
83,420,328
Switzerland - 4 .1%
ABB Ltd. (Registered) (2)(a) 94,949 5,690,183
Adecco Group AG (Registered)
(2)(a) 110,224 3,284,450
Belimo Holding AG (Registered)
(2)(a) 2,778 2,831,622
BKW AG (2)(a) 3,955 867,132
DSM-Firmenich AG (2)(a) 70,620 7,512,920
Flughafen Zurich AG (Registered)
(2)(a) 14,289 4,074,140
Givaudan SA (Registered) (2)(a) 2,266 10,989,029
Kuehne + Nagel International AG
(Registered) (2)(a) 37,498 8,119,922
Logitech International SA
(Registered) (2)(a) 86,737 7,865,701
Lonza Group AG (Registered) (2)
(a) 3,807 2,722,627
SGS SA (Registered) (2)(a) 66,014 6,702,775
Sika AG (Registered) (2)(a) 10,393 2,827,769
Swissquote Group Holding SA
(Registered) (2)(a) 5,633 3,201,459
TE Connectivity plc (a) 17,209 2,902,642
Zurich Insurance Group AG (2)(a) 25,858 18,093,441
87,685,812
United Kingdom - 8 .7%
Aberdeen Group plc (2)(a) 297,484 765,951
Aviva plc (2)(a) 247,518 2,104,332
B&M European Value Retail SA
(2)(a) 2,043,167 7,609,599

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.7% (continued)
Barclays plc (2)(a) 2,111,731 9,757,824
Beazley plc (2)(a) 82,722 1,062,152
Bellway plc (2)(a) 65,506 2,595,016
British American Tobacco plc (2)(a) 64,763 3,079,245
Bunzl plc (2)(a) 28,157 897,265
Burberry Group plc (2)*(a) 591,152 9,602,211
Centrica plc (2)(a) 5,331,469 11,829,323
CK Hutchison Holdings Ltd. (2)(a) 464,500 2,860,243
Compass Group plc (2)(a) 460,636 15,602,668
easyJet plc (2)(a) 635,415 4,650,165
Entain plc (2)(a) 324,085 4,013,996
Flutter Entertainment plc *(a)(c) 20,899 5,972,098
Hiscox Ltd. (2)(a) 374,437 6,463,005
IMI plc (2)(a) 40,947 1,178,256
Imperial Brands plc (2)(a) 64,981 2,567,410
InterContinental Hotels Group plc
(2)(a) 44,280 5,062,762
Intermediate Capital Group plc (2) 21,606 573,119
International Consolidated Airlines
Group SA (2) 241,861 1,139,461
Intertek Group plc (2)(a) 25,664 1,671,716
ITV plc (2)(a) 3,723,152 4,217,932
Johnson Matthey plc (2)(a) 61,374 1,463,410
Kingfisher plc (2)(a) 1,165,180 4,653,260
Lloyds Banking Group plc (2)(a) 5,146,352 5,411,482
M&G plc (2)(a) 146,417 517,543
Man Group plc (2)(a) 386,518 897,913
Marks & Spencer Group plc (2)(a) 582,116 2,833,172
NatWest Group plc (2)(a) 1,638,323 11,505,867
Next plc (2)(a) 14,387 2,457,213
Ocado Group plc (2)*(a) 590,041 1,840,372
Pearson plc (2)(a) 54,888 808,555
Reckitt Benckiser Group plc (2)(a) 39,643 2,700,759
Rightmove plc (2)(a) 320,101 3,464,588
Rolls-Royce Holdings plc (2)(a) 798,022 10,575,904
Taylor Wimpey plc (2) 882,976 1,439,881
TechnipFMC plc (a)(c) 299,586 10,317,742
Tesco plc (2)(a) 834,927 4,603,389
Travis Perkins plc (2)(a) 64,075 534,211
United Utilities Group plc (2)(a) 116,638 1,831,539
Vodafone Group plc (2)(a) 9,037,038 9,673,714
Weir Group plc (The) (2)(a) 29,826 1,020,040
Whitbread plc (2)(a) 62,545 2,427,123
186,253,426
United States - 123 .2%
3M Co. (a) 61,824 9,412,086
Abbott Laboratories (a) 32,167 4,375,034
Abercrombie & Fitch Co., Class A
*(a)(c) 111,151 9,208,860
Acuity, Inc. (a) 1,738 518,515
Adobe, Inc. *(a) 49,122 19,004,319
ADT, Inc. (a) 386,786 3,276,077
AECOM (a) 22,636 2,554,699
Agilent Technologies, Inc. (a) 52,608 6,208,270
Agree Realty Corp., REIT (a) 17,338 1,266,714
Airbnb, Inc., Class A *(a) 65,655 8,688,783
Alaska Air Group, Inc. *(a) 78,087 3,863,745
Albemarle Corp. (a)(c) 79,916 5,008,336
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
Alexandria Real Estate Equities,
Inc., REIT (a) 21,058 1,529,443
Align Technology, Inc. *(a) 24,992 4,731,735
Allegion plc (a) 44,207 6,371,113
Allison Transmission Holdings, Inc.
(a)(c) 48,297 4,587,732
Altria Group, Inc. (a)(c) 112,769 6,611,646
Amcor plc (a)(c) 726,936 6,680,542
Amdocs Ltd. (a) 37,772 3,446,317
American International Group, Inc.
(a) 107,436 9,195,447
Ameriprise Financial, Inc. (a)(c) 14,037 7,491,968
Amphenol Corp., Class A (a) 98,149 9,692,214
Amrize Ltd. *(a) 57,206 2,853,631
Analog Devices, Inc. 7,393 1,759,682
Antero Resources Corp. *(a) 11,539 464,791
APA Corp. (a) 118,294 2,163,597
Apellis Pharmaceuticals, Inc. *(a)
(c) 94,754 1,640,192
Applied Industrial Technologies,
Inc. (a) 2,046 475,593
Applied Materials, Inc. (a) 28,777 5,268,205
Arista Networks, Inc. *(a) 206,568 21,133,971
Armstrong World Industries, Inc.
(a) 21,287 3,457,860
Arrow Electronics, Inc. *(a) 72,488 9,237,146
Ashland, Inc. (a)(c) 88,331 4,441,283
Associated Banc-Corp. (a) 91,963 2,242,978
Assured Guaranty Ltd. (a) 22,353 1,946,946
AT&T, Inc. (a) 256,338 7,418,422
Atlassian Corp., Class A *(a) 58,240 11,827,962
Atmos Energy Corp. (a)(c) 19,374 2,985,727
Autodesk, Inc. *(a) 25,783 7,981,643
AutoNation, Inc. *(a) 21,413 4,253,692
AutoZone, Inc. *(a) 2,944 10,928,805
Avnet, Inc. 11,619 616,737
Axalta Coating Systems Ltd. *(a) 130,625 3,878,256
Axis Capital Holdings Ltd. (a) 113,569 11,790,734
Axon Enterprise, Inc. *(a)(c) 1,413 1,169,879
Ball Corp. (a) 87,060 4,883,195
Bank of America Corp. (a)(c) 141,155 6,679,455
Bank of New York Mellon Corp.
(The) (a)(c) 25,832 2,353,554
Bank OZK (a) 90,606 4,263,918
Bath & Body Works, Inc. (a)(c) 233,851 7,006,176
Becton Dickinson & Co. (a) 6,441 1,109,462
BellRing Brands, Inc. *(a) 90,180 5,224,127
Best Buy Co., Inc. (a) 120,674 8,100,846
Biogen, Inc. *(a) 48,847 6,134,695
BioMarin Pharmaceutical, Inc. *(a) 233,723 12,847,753
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 85,159 9,182,695
Black Hills Corp. (a)(c) 21,412 1,201,213
Booking Holdings, Inc. (a) 1,908 11,045,870
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 118,895 12,380,536
BorgWarner, Inc. (a) 195,757 6,553,944
Boston Scientific Corp. *(a) 51,530 5,534,837
BP plc (2)(a) 1,216,908 6,062,997

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
Bright Horizons Family Solutions,
Inc. *(a) 31,142 3,848,840
Bristol-Myers Squibb Co. (a) 193,757 8,969,012
Brixmor Property Group, Inc., REIT
(a) 56,783 1,478,629
Broadcom, Inc. (a) 16,035 4,420,048
Broadridge Financial Solutions,
Inc. (a) 8,872 2,156,162
Bruker Corp. (a)(c) 142,706 5,879,487
CACI International, Inc., Class A
*(a) 3,029 1,443,924
Capital One Financial Corp. (a) 19,953 4,245,200
Cardinal Health, Inc. (a) 3,757 631,176
CarMax, Inc. *(a)(c) 287,745 19,339,341
Carpenter Technology Corp. (a) 3,519 972,581
Carrier Global Corp. (a) 45,175 3,306,358
Carter's, Inc. (a) 175,737 5,294,956
Cencora, Inc. (a) 5,781 1,733,433
Centene Corp. *(a) 322,827 17,523,050
CF Industries Holdings, Inc. (a)(c) 50,291 4,626,772
Charles Schwab Corp. (The) (a)(c) 26,832 2,448,152
Chemed Corp. (a) 9,992 4,865,405
Cheniere Energy, Inc. (a) 22,609 5,505,744
Chewy, Inc., Class A *(a) 263,703 11,239,022
Chipotle Mexican Grill, Inc., Class
A *(a) 88,213 4,953,160
Chubb Ltd. (a) 29,885 8,658,282
Church & Dwight Co., Inc. (a)(c) 8,873 852,784
Ciena Corp. *(a) 42,364 3,445,464
Cigna Group (The) (a) 13,702 4,529,607
Cincinnati Financial Corp. (a) 42,952 6,396,412
Cirrus Logic, Inc. *(a) 31,528 3,286,952
Citigroup, Inc. (a) 119,520 10,173,542
Citizens Financial Group, Inc. (a) 199,440 8,924,940
Clorox Co. (The) (a) 28,879 3,467,502
CME Group, Inc. (a) 34,247 9,439,158
CNA Financial Corp. (a) 92,407 4,299,698
CNH Industrial NV (a)(c) 120,127 1,556,846
CNO Financial Group, Inc. (a) 20,551 792,858
Coca-Cola Consolidated, Inc. (a) 71,012 7,928,490
Cognex Corp. 31,932 1,012,883
Comcast Corp., Class A (a) 13,417 478,853
Comfort Systems USA, Inc. (a) 29,902 16,033,751
Commerce Bancshares, Inc. (a) 19,680 1,223,506
Commercial Metals Co. (a) 49,063 2,399,671
Commvault Systems, Inc. *(a) 65,374 11,396,649
Concentrix Corp. (a)(c) 161,847 8,554,423
ConocoPhillips (a) 28,770 2,581,820
Copart, Inc. *(a) 73,803 3,621,513
COPT Defense Properties, REIT
(a) 155,955 4,301,239
Corebridge Financial, Inc. (a)(c) 91,811 3,259,291
Corning, Inc. (a) 85,042 4,472,359
Costco Wholesale Corp. (a)(c) 12,168 12,045,590
Crane Co. (a) 19,327 3,670,004
CRH plc (a) 95,890 8,802,702
Crowdstrike Holdings, Inc., Class
A *(a)(c) 1,482 754,797
Crown Holdings, Inc. (a) 86,266 8,883,673
Cullen/Frost Bankers, Inc. (a)(c) 15,183 1,951,623
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
Cummins, Inc. (a) 18,554 6,076,435
Curtiss-Wright Corp. (a) 13,894 6,787,914
CVS Health Corp. (a) 55,721 3,843,635
Danaher Corp. (a) 18,448 3,644,218
Darden Restaurants, Inc. (a) 44,897 9,786,199
Darling Ingredients, Inc. *(a) 40,797 1,547,838
Datadog, Inc., Class A *(a) 40,585 5,451,783
Deckers Outdoor Corp. *(a) 50,132 5,167,105
Dell Technologies, Inc., Class C (a) 32,975 4,042,735
Delta Air Lines, Inc. (a) 262,525 12,910,980
DENTSPLY SIRONA, Inc. (a) 591,320 9,390,162
Devon Energy Corp. (a) 143,720 4,571,733
Dexcom, Inc. *(a)(c) 31,913 2,785,686
Dolby Laboratories, Inc., Class A
(a) 73,719 5,474,373
Dollar General Corp. (a) 44,628 5,104,551
Dollar Tree, Inc. *(a) 60,272 5,969,339
DoorDash, Inc., Class A *(a)(c) 63,087 15,551,576
Dover Corp. (a) 45,541 8,344,477
DR Horton, Inc. (a)(c) 113,122 14,583,688
DraftKings, Inc., Class A *(a)(c) 297,229 12,748,152
DTE Energy Co. (a) 45,568 6,035,937
Duolingo, Inc., Class A *(a)(c) 8,325 3,413,417
DuPont de Nemours, Inc. (a) 71,871 4,929,632
Dutch Bros, Inc., Class A *(a)(c) 18,269 1,249,052
East West Bancorp, Inc. (a) 79,343 8,012,056
Ecolab, Inc. (a) 20,503 5,524,328
Edison International (a) 138,661 7,154,908
Edwards Lifesciences Corp. *(a) 19,665 1,538,000
Elastic NV *(a)(c) 38,785 3,270,739
Electronic Arts, Inc. (a) 69,181 11,048,206
EMCOR Group, Inc. (a) 16,023 8,570,542
Encompass Health Corp. (a) 20,928 2,566,401
EnerSys (a)(c) 9,168 786,339
Enphase Energy, Inc. *(a)(c) 62,715 2,486,650
EOG Resources, Inc. (a) 6,084 727,707
EPR Properties, REIT (a) 66,814 3,892,584
Equity LifeStyle Properties, Inc.,
REIT (a) 28,197 1,738,909
Essent Group Ltd. (a) 92,981 5,646,736
Etsy, Inc. *(a)(c) 84,470 4,237,015
Euronet Worldwide, Inc. *(a) 63,157 6,402,857
Evercore, Inc., Class A (a) 44,156 11,923,003
Everest Group Ltd. (a)(c) 47,286 16,070,147
Evergy, Inc. (a)(c) 45,456 3,133,282
Exact Sciences Corp. *(a) 112,654 5,986,434
Exelixis, Inc. *(a)(c) 187,723 8,273,891
Expedia Group, Inc. (a)(c) 95,187 16,056,143
Extra Space Storage, Inc., REIT
(a) 23,843 3,515,412
F5, Inc. *(a)(c) 3,471 1,021,585
Federated Hermes, Inc., Class B
(a)(c) 85,340 3,782,269
FedEx Corp. (a) 73,540 16,716,377
Ferguson Enterprises, Inc. (a) 21,767 4,739,764
Fidelity National Financial, Inc. (a)
(c) 120,057 6,730,395
Fidelity National Information
Services, Inc. (a) 107,273 8,733,095
Fifth Third Bancorp 50,814 2,089,980

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
First American Financial Corp. (a) 16,744 1,027,914
First Hawaiian, Inc. (a)(c) 76,890 1,919,174
First Industrial Realty Trust, Inc.,
REIT (a) 56,013 2,695,906
FirstCash Holdings, Inc. (a) 23,495 3,175,114
Flowserve Corp. (a) 145,197 7,601,063
FMC Corp. (a) 14,433 602,578
Fortinet, Inc. *(a)(c) 85,405 9,029,017
Fortrea Holdings, Inc. *(a)(c) 261,220 1,290,427
Freeport-McMoRan, Inc. (a) 84,706 3,672,005
Freshpet, Inc. *(a)(c) 56,816 3,861,215
Gap, Inc. (The) (a) 320,477 6,989,603
Garmin Ltd. (a) 34,530 7,207,102
Gartner, Inc. *(a) 47,184 19,072,716
Gates Industrial Corp. plc *(a)(c) 102,681 2,364,743
GE Aerospace (a) 41,836 10,768,168
GE Vernova, Inc. (a) 16,931 8,959,039
General Dynamics Corp. (a) 12,046 3,513,336
General Motors Co. (a) 468,565 23,058,083
Genpact Ltd. (a) 23,544 1,036,171
GFL Environmental, Inc. (a) 16,205 818,015
GLOBALFOUNDRIES, Inc. *(a) 36,946 1,411,337
Globe Life, Inc. (a) 47,023 5,844,489
GoDaddy, Inc., Class A *(a) 42,720 7,692,163
Goodyear Tire & Rubber Co. (The)
*(a)(c) 234,668 2,433,507
Graham Holdings Co., Class B (a) 5,266 4,982,531
GRAIL, Inc. *(a)(c) 16,092 827,451
Grand Canyon Education, Inc. *(a) 17,109 3,233,601
Greif, Inc., Class A (a) 18,851 1,225,126
GSK plc (2)(a) 395,974 7,549,826
Guidewire Software, Inc. *(a) 31,799 7,487,075
Haemonetics Corp. *(a)(c) 43,242 3,226,286
Halliburton Co. (a)(c) 274,025 5,584,630
Halozyme Therapeutics, Inc. *(a) 44,824 2,331,744
Hancock Whitney Corp. (a)(c) 41,375 2,374,925
Hanover Insurance Group, Inc.
(The) (a) 20,039 3,404,025
Hartford Insurance Group, Inc.
(The) (a) 16,836 2,135,983
Hasbro, Inc. (a) 77,828 5,745,263
HCA Healthcare, Inc. (a)(c) 10,607 4,063,542
HealthEquity, Inc. *(a) 106,298 11,135,778
Hewlett Packard Enterprise Co. (a) 158,446 3,240,221
HF Sinclair Corp. (a) 129,823 5,333,129
Hilton Worldwide Holdings, Inc.
(a)(c) 61,180 16,294,681
Holcim AG (2)(a) 201,943 14,996,114
HubSpot, Inc. *(a)(c) 7,476 4,161,366
Humana, Inc. (a) 51,591 12,612,968
Huntington Bancshares, Inc. (a) 319,569 5,355,976
Huntsman Corp. (a)(c) 207,170 2,158,711
IDEXX Laboratories, Inc. *(a)(c) 7,694 4,126,600
Illinois Tool Works, Inc. (a) 14,665 3,625,921
Illumina, Inc. *(a)(c) 81,208 7,748,055
Incyte Corp. *(a) 309,448 21,073,409
Intel Corp. (a) 399,782 8,955,117
International Bancshares Corp. (a) 51,275 3,412,864
International Business Machines
Corp. (a) 5,699 1,679,951
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
International Flavors & Fragrances,
Inc. (a) 31,462 2,314,030
Intuit, Inc. (a) 13,894 10,943,331
Invesco Ltd. (a) 475,394 7,496,963
IPG Photonics Corp. *(a) 51,903 3,563,141
IQVIA Holdings, Inc. *(a) 48,955 7,714,818
ITT, Inc. (a)(c) 14,370 2,253,647
Jacobs Solutions, Inc. (a) 51,872 6,818,574
Janus Henderson Group plc (a) 151,208 5,872,919
Jazz Pharmaceuticals plc *(a)(c) 26,300 2,790,956
JB Hunt Transport Services, Inc.
(a) 92,683 13,309,279
Johnson & Johnson (a) 80,579 12,308,442
Johnson Controls International
plc (a) 103,047 10,883,824
KB Home (a) 155,972 8,261,837
KBR, Inc. (a) 24,220 1,161,107
Kemper Corp. (a)(c) 132,682 8,563,296
Keurig Dr Pepper, Inc. (a) 82,174 2,716,672
Keysight Technologies, Inc. *(a)(c) 24,849 4,071,757
Kirby Corp. *(a) 16,033 1,818,303
Knight-Swift Transportation
Holdings, Inc., Class A (a) 131,117 5,799,305
Kyndryl Holdings, Inc. *(a)(c) 35,895 1,506,154
Labcorp Holdings, Inc. (a)(c) 12,900 3,386,379
Lamar Advertising Co., Class A,
REIT (a) 91,309 11,081,260
Las Vegas Sands Corp. (a)(c) 99,196 4,316,018
Lear Corp. (a)(c) 23,086 2,192,708
Leidos Holdings, Inc. (a) 27,630 4,358,909
Light & Wonder, Inc. *(a)(c) 30,259 2,912,731
Lincoln Electric Holdings, Inc. (a) 21,725 4,504,027
Lithia Motors, Inc., Class A (a) 4,365 1,474,584
Littelfuse, Inc. (a)(c) 16,996 3,853,503
LivaNova plc *(a) 127,655 5,747,028
LKQ Corp. (a)(c) 105,969 3,921,913
Lockheed Martin Corp. (a) 14,277 6,612,250
Loews Corp. (a) 17,039 1,561,795
Louisiana-Pacific Corp. (a) 47,584 4,091,748
Lululemon Athletica, Inc. *(a) 27,764 6,596,171
Lyft, Inc., Class A *(a) 604,908 9,533,350
LyondellBasell Industries NV, Class
A (a)(c) 29,074 1,682,222
Manhattan Associates, Inc. *(a) 61,860 12,215,494
ManpowerGroup, Inc. (a) 47,279 1,910,072
Marathon Petroleum Corp. (a)(c) 2,848 473,081
MarketAxess Holdings, Inc. (a) 33,431 7,466,480
MasTec, Inc. *(a) 41,548 7,081,026
Matador Resources Co. (a) 85,113 4,061,592
Mattel, Inc. *(a) 198,673 3,917,832
Maximus, Inc. (a)(c) 37,958 2,664,652
McCormick & Co., Inc. (Non-
Voting) (a) 10,576 801,872
McKesson Corp. (a)(c) 3,638 2,665,854
Medpace Holdings, Inc. *(a)(c) 21,286 6,680,824
Medtronic plc (a) 41,722 3,636,907
Merck & Co., Inc. (a) 226,863 17,958,475
MetLife, Inc. (a) 31,157 2,505,646
Mettler-Toledo International, Inc.
*(a)(c) 1,381 1,622,288

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
MGIC Investment Corp. (a) 244,479 6,806,295
MGM Resorts International *(a)(c) 245,814 8,453,543
Millrose Properties, Inc., Class A,
REIT (a) 92,460 2,636,035
Mohawk Industries, Inc. *(a) 37,954 3,979,097
Molina Healthcare, Inc. *(a)(c) 38,668 11,519,197
Molson Coors Beverage Co., Class
B (a)(c) 19,644 944,680
MongoDB, Inc., Class A *(a)(c) 47,903 10,059,151
Monster Beverage Corp. *(a) 274,742 17,209,839
Morningstar, Inc. (a) 6,664 2,092,030
Mosaic Co. (The) (a) 62,200 2,269,056
MSCI, Inc., Class A (a) 23,121 13,334,806
Mueller Industries, Inc. (a)(c) 54,120 4,300,916
Murphy Oil Corp. (a)(c) 137,282 3,088,845
Nasdaq, Inc. (a)(c) 16,361 1,463,001
Natera, Inc. *(a)(c) 46,165 7,799,115
National Fuel Gas Co. (a) 43,363 3,673,280
NetApp, Inc. (a) 40,190 4,282,245
Neurocrine Biosciences, Inc. *(a) 67,295 8,458,309
New York Times Co. (The), Class
A (a) 129,535 7,251,369
Newell Brands, Inc. (a) 219,437 1,184,960
Newmont Corp. (a)(c) 35,426 2,063,919
News Corp., Class A (a)(c) 370,040 10,997,589
Nexstar Media Group, Inc., Class
A (a)(c) 30,845 5,334,643
NNN REIT, Inc., REIT (a)(c) 21,500 928,370
Northrop Grumman Corp. (a) 14,345 7,172,213
Northwestern Energy Group, Inc.
(a)(c) 27,735 1,422,806
Novartis AG (Registered) (2)(a) 244,019 29,618,320
Nucor Corp. (a) 36,504 4,728,728
Nutanix, Inc., Class A *(a)(c) 99,288 7,589,575
NVIDIA Corp. (a) 40,468 6,393,539
Occidental Petroleum Corp. 48,861 2,052,651
Okta, Inc., Class A *(a)(c) 31,708 3,169,849
Old Republic International Corp.
(a) 266,564 10,246,720
Olin Corp. (a) 36,863 740,578
Omega Healthcare Investors, Inc.,
REIT (a) 155,798 5,709,997
ON Semiconductor Corp. *(a)(c) 21,904 1,147,989
OneMain Holdings, Inc. (a)(c) 32,670 1,862,190
Onto Innovation, Inc. * 18,212 1,838,137
Organon & Co. (a) 81,698 790,837
Oshkosh Corp. (a) 67,301 7,641,356
Otis Worldwide Corp. (a) 48,369 4,789,498
Owens Corning (a) 36,880 5,071,738
PACCAR, Inc. (a)(c) 31,490 2,993,439
Packaging Corp. of America (a)(c) 40,711 7,671,988
Palantir Technologies, Inc., Class
A *(a) 7,469 1,018,174
Palo Alto Networks, Inc. *(a)(c) 44,889 9,186,085
Park Hotels & Resorts, Inc., REIT
(a) 376,027 3,846,756
Parsons Corp. *(a)(c) 34,178 2,452,955
Paylocity Holding Corp. *(a) 26,643 4,827,445
PayPal Holdings, Inc. *(a)(c) 42,505 3,158,972
PBF Energy, Inc., Class A (a) 137,846 2,987,123
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
Pegasystems, Inc. (a) 110,698 5,992,083
Penske Automotive Group, Inc. (a) 16,945 2,911,320
Pentair plc (a) 22,106 2,269,402
Penumbra, Inc. *(a)(c) 11,831 3,036,190
PepsiCo, Inc. (a)(c) 96,130 12,693,005
PG&E Corp. (a) 1,353,505 18,867,860
Philip Morris International, Inc. (a) 66,590 12,128,037
Pilgrim's Pride Corp. (a)(c) 80,190 3,606,946
Pinnacle Financial Partners, Inc.
(a)(c) 4,496 496,403
Pinterest, Inc., Class A *(a) 222,849 7,991,365
Playtika Holding Corp. 130,084 615,297
PNC Financial Services Group,
Inc. (The) (a) 111,880 20,856,670
Polaris, Inc. (a) 82,174 3,340,373
Popular, Inc. (a) 70,133 7,729,358
Portland General Electric Co. (a) 80,102 3,254,544
PotlatchDeltic Corp., REIT (a) 18,590 713,298
PPG Industries, Inc. (a) 31,357 3,566,859
Primerica, Inc. (a)(c) 3,296 902,016
Principal Financial Group, Inc. (a)
(c) 45,738 3,632,969
Procore Technologies, Inc. *(a)(c) 7,566 517,666
Progressive Corp. (The) (a) 15,473 4,129,125
Prosperity Bancshares, Inc. (a)(c) 153,144 10,756,835
Prudential Financial, Inc. (a)(c) 31,517 3,386,186
Public Storage, REIT (a) 42,586 12,495,584
Pure Storage, Inc., Class A *(a)(c) 38,210 2,200,132
QUALCOMM, Inc. (a)(c) 3,336 531,291
Qualys, Inc. *(a) 39,587 5,655,795
Ralph Lauren Corp., Class A (a) 28,660 7,860,865
Raymond James Financial, Inc. (a) 18,738 2,873,847
Reddit, Inc., Class A *(a) 6,705 1,009,572
Regeneron Pharmaceuticals, Inc.
(a) 5,894 3,094,350
Reinsurance Group of America,
Inc. (a) 30,953 6,139,837
Reliance, Inc. (a)(c) 9,340 2,931,826
Republic Services, Inc., Class A (a) 9,969 2,458,455
Reynolds Consumer Products, Inc.
(a)(c) 69,052 1,479,094
Robert Half, Inc. (a) 193,537 7,944,694
Robinhood Markets, Inc., Class A
*(a)(c) 8,268 774,133
ROBLOX Corp., Class A *(a) 197,879 20,816,871
Roche Holding AG (2)(a) 36,828 12,021,392
Ross Stores, Inc. (a)(c) 9,423 1,202,186
Royal Gold, Inc. (a) 47,782 8,497,551
Royalty Pharma plc, Class A (a)(c) 130,026 4,684,837
Ryder System, Inc. (a) 17,061 2,712,699
Salesforce, Inc. (a) 18,632 5,080,760
Samsara, Inc., Class A *(a)(c) 27,190 1,081,618
Sandisk Corp. *(a) 69,102 3,133,776
Sanofi SA (2)(a) 99,730 9,655,232
SBA Communications Corp., REIT
(a)(c) 2,277 534,731
Schneider Electric SE (2)(a) 16,186 4,345,697
Science Applications International
Corp. (a) 51,719 5,824,077
Scotts Miracle-Gro Co. (The) (a) 34,626 2,283,931

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
Seagate Technology Holdings plc
(a)(c) 28,276 4,081,075
Selective Insurance Group, Inc. (a) 111,396 9,652,463
SentinelOne, Inc., Class A *(a) 157,949 2,887,308
Service Corp. International (a) 43,673 3,554,982
ServiceNow, Inc. *(a)(c) 3,985 4,096,899
Shell plc (2)(a) 121,092 4,224,846
Signify NV (2)(a)(b) 145,172 3,941,781
Sirius XM Holdings, Inc. (a)(c) 138,057 3,171,169
SiteOne Landscape Supply, Inc.
*(a) 48,084 5,815,279
SLM Corp. (a)(c) 81,709 2,679,238
Snap, Inc., Class A *(a)(c) 367,541 3,193,931
Snowflake, Inc., Class A *(a) 86,643 19,388,104
Sonoco Products Co. (a) 41,844 1,822,725
Sprouts Farmers Market, Inc. *(a)
(c) 32,649 5,375,331
SS&C Technologies Holdings, Inc.
(a) 53,124 4,398,667
State Street Corp. (a) 19,795 2,105,000
Steel Dynamics, Inc. (a) 32,861 4,206,537
STERIS plc (a) 19,286 4,632,883
Stifel Financial Corp. (a) 77,488 8,041,705
Swiss Re AG (2)(a) 19,033 3,292,464
Synaptics, Inc. *(a) 13,005 842,984
Synchrony Financial (a)(c) 50,963 3,401,271
Synovus Financial Corp. (a) 75,628 3,913,749
Take-Two Interactive Software, Inc.
*(a)(c) 19,143 4,648,878
Tapestry, Inc. (a)(c) 107,556 9,444,492
Taylor Morrison Home Corp., Class
A *(a) 69,224 4,251,738
Teleflex, Inc. (a) 15,503 1,834,935
Tenet Healthcare Corp. *(a) 55,892 9,836,992
Teradata Corp. *(a) 100,960 2,252,418
Texas Capital Bancshares, Inc. *(a) 87,148 6,919,551
Texas Roadhouse, Inc., Class A
(a)(c) 97,344 18,243,239
Textron, Inc. (a)(c) 98,915 7,941,885
Thermo Fisher Scientific, Inc. (a) 9,239 3,746,045
TJX Cos., Inc. (The) (a) 76,095 9,396,972
Toll Brothers, Inc. (a) 114,103 13,022,575
Toro Co. (The) (a)(c) 97,871 6,917,522
Trade Desk, Inc. (The), Class A
*(a) 42,919 3,089,739
Tradeweb Markets, Inc., Class A
(a)(c) 11,909 1,743,478
Trane Technologies plc (a) 33,349 14,587,186
Travel + Leisure Co. (a)(c) 75,520 3,897,587
Travelers Cos., Inc. (The) (a) 25,461 6,811,836
Trimble, Inc. *(a) 59,839 4,546,567
Truist Financial Corp. (a)(c) 176,629 7,593,281
Tyson Foods, Inc., Class A (a) 275,066 15,387,192
UGI Corp. (a)(c) 130,738 4,761,478
UiPath, Inc., Class A *(a) 235,638 3,016,166
Ulta Beauty, Inc. *(a)(c) 16,295 7,623,127
Union Pacific Corp. (a) 31,945 7,349,906
United Airlines Holdings, Inc. *(a)
(c) 19,148 1,524,755
INVESTMENTS SHARES VALUE ($)
United States - 123.2% (continued)
United Parcel Service, Inc., Class
B (a)(c) 57,778 5,832,111
United Therapeutics Corp. *(a) 22,386 6,432,617
UnitedHealth Group, Inc. (a) 54,749 17,080,046
Universal Health Services, Inc.,
Class B (a) 23,075 4,180,036
Unum Group (a) 20,751 1,675,851
US Bancorp (a) 82,905 3,751,451
US Foods Holding Corp. *(a)(c) 152,318 11,730,009
Valero Energy Corp. (a)(c) 28,259 3,798,575
Valley National Bancorp (a) 363,543 3,246,439
Veeva Systems, Inc., Class A *(a) 49,034 14,120,811
Ventas, Inc., REIT (a) 50,062 3,161,415
Veralto Corp. (a) 41,618 4,201,337
VeriSign, Inc. (a) 74,608 21,546,789
Vertiv Holdings Co., Class A (a)(c) 65,349 8,391,465
Vestis Corp. 87,377 500,670
VF Corp. (a) 162,054 1,904,135
Viatris, Inc. (a) 464,756 4,150,271
Vulcan Materials Co. (a)(c) 25,121 6,552,059
W R Berkley Corp. (a) 29,200 2,145,324
Waters Corp. *(a)(c) 16,476 5,750,783
Watts Water Technologies, Inc.,
Class A (a) 19,874 4,886,818
Weatherford International plc (a)(c) 73,339 3,689,685
Webster Financial Corp. (a) 70,725 3,861,585
Wendy's Co. (The) (a)(c) 207,391 2,368,405
WESCO International, Inc. (a) 28,559 5,289,127
West Pharmaceutical Services,
Inc. 18,589 4,067,273
Westinghouse Air Brake
Technologies Corp. (a) 22,129 4,632,706
Williams Cos., Inc. (The) (a)(c) 18,301 1,149,486
Willis Towers Watson plc (a) 9,747 2,987,456
Wingstop, Inc. (a) 29,106 9,801,154
Woodward, Inc. (a) 11,491 2,816,329
Workday, Inc., Class A *(a) 21,914 5,259,360
Xcel Energy, Inc. (a) 113,423 7,724,106
Zebra Technologies Corp., Class
A *(a) 19,546 6,027,205
Zimmer Biomet Holdings, Inc. (a)
(c) 66,992 6,110,340
Zions Bancorp NA (a) 66,751 3,467,047
Zoetis, Inc., Class A (a) 69,611 10,855,835
Zoom Communications, Inc., Class
A *(a) 47,467 3,701,477
ZoomInfo Technologies, Inc., Class
A *(a)(c) 267,353 2,705,612
Zscaler, Inc. *(a)(c) 23,463 7,365,974
2,650,880,798
TOTAL COMMON STOCKS
(Cost $4,031,480,205) 4,589,747,812

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 81.0%
INVESTMENT COMPANIES - 37 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(d)(e) 11,948,858 11,948,858
Limited Purpose Cash Investment
Fund, 4.33% (d)(f) 792,095,420 791,857,791
TOTAL INVESTMENT COMPANIES
(Cost $803,695,962) 803,806,649
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43 .6%
U.S. Treasury Bills
4.22%, 7/3/2025 (2)(g) $ 59,022,000 59,008,258
4.20%, 7/10/2025 (2)(g) 10,519,000 10,507,977
4.27%, 7/17/2025 (2)(g) 11,438,000 11,416,954
4.25%, 7/24/2025 (2)(g) 38,000,000 37,898,883
4.23%, 7/31/2025 (2)(g) 20,429,000 20,358,060
4.24%, 8/7/2025 (2)(g) 18,148,000 18,068,717
4.28%, 8/14/2025 (2)(g) 44,079,000 43,847,004
4.31%, 8/21/2025 (2)(g) 29,526,000 29,345,371
4.22%, 9/4/2025 (2)(g) 4,518,000 4,483,259
4.16%, 9/11/2025 (2)(g) 36,820,000 36,507,214
4.08%, 10/9/2025 (2)(g) 96,000,000 94,884,600
4.15%, 10/16/2025 (2)(g)(h) 80,000,000 79,003,235
4.23%, 11/20/2025 (2)(g) 90,000,000 88,530,626
4.25%, 11/28/2025 (2)(g) 95,000,000 93,366,791
4.24%, 12/11/2025 (2)(g) 80,000,000 78,511,266
4.24%, 12/18/2025 (2)(g) 40,000,000 39,221,542
4.21%, 12/26/2025 (2)(g) 125,571,000 123,019,188
4.20%, 1/2/2026 (2)(g) 71,078,000 69,593,003
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $937,638,714) 937,571,948
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,741,334,676) 1,741,378,597
TOTAL LONG POSITIONS
(Cost $5,772,814,881) 6,331,126,409
SHARES
SHORT POSITIONS - (199.5)%
COMMON STOCKS - (198.5)%
Australia - ( 6 .0 ) %
ALS Ltd. (2) (115,390) (1,299,811)
Ampol Ltd. (2) (432,547) (7,330,789)
APA Group (2) (258,919) (1,392,147)
BHP Group Ltd. (2) (283,166) (6,812,294)
CAR Group Ltd. (2) (19,938) (491,019)
Cochlear Ltd. (2) (40,041) (7,919,149)
Domino's Pizza Enterprises Ltd. (2) (267,898) (3,399,443)
Endeavour Group Ltd. (2) (1,533,409) (4,047,642)
Glencore plc (2) (494,879) (1,928,367)
IDP Education Ltd. (2) (1,086,577) (2,630,922)
IGO Ltd. (2) (278,945) (768,500)
Liontown Resources Ltd. (2) (1,033,625) (477,495)
Lynas Rare Earths Ltd. (2) (505,178) (2,879,626)
Macquarie Group Ltd. (2) (15,394) (2,315,345)
National Australia Bank Ltd. (2) (221,168) (5,732,187)
New Hope Corp. Ltd. (2) (330,134) (803,946)
NEXTDC Ltd. (2) (1,180,196) (11,265,400)
INVESTMENTS SHARES VALUE ($)
Australia - (6.0)% (continued)
Origin Energy Ltd. (2) (408,593) (2,904,252)
Pilbara Minerals Ltd. (2) (2,364,672) (2,083,075)
Ramsay Health Care Ltd. (2) (223,895) (5,408,937)
Reece Ltd. (2) (273,113) (2,580,686)
Rio Tinto plc (2) (141,343) (8,226,744)
Santos Ltd. (2) (1,069,399) (5,391,768)
Telix Pharmaceuticals Ltd. (2) (425,309) (6,831,551)
Transurban Group (2) (134,080) (1,233,665)
Treasury Wine Estates Ltd. (2) (1,530,413) (7,874,207)
Washington H Soul Pattinson &
Co. Ltd. (2) (58,157) (1,607,783)
Woodside Energy Group Ltd. (2) (1,354,015) (20,915,347)
Woolworths Group Ltd. (2) (143,122) (2,931,684)
(129,483,781)
Austria - ( 0 .1 ) %
Mondi plc (2) (107,069) (1,749,563)
Belgium - ( 0 .8 ) %
D'ieteren Group (2) (7,946) (1,711,165)
Elia Group SA/NV (2) (31,089) (3,590,604)
KBC Group NV (2) (24,620) (2,541,021)
Lotus Bakeries NV (2) (187) (1,801,919)
UCB SA (2) (31,649) (6,227,188)
Umicore SA (2) (35,234) (519,974)
(16,391,871)
Canada - ( 5 .3 ) %
Air Canada (573,485) (8,873,383)
Algonquin Power & Utilities Corp. (736,563) (4,213,568)
Alimentation Couche-Tard, Inc. (19,602) (974,378)
BCE, Inc. (215,573) (4,780,837)
Brookfield Asset Management Ltd.,
Class A (163,161) (9,030,618)
Brookfield Renewable Corp. (33,322) (1,092,095)
CAE, Inc. (42,412) (1,243,006)
Cameco Corp. (6,391) (474,626)
Canadian Pacific Kansas City Ltd. (34,554) (2,745,035)
Canadian Tire Corp. Ltd., Class A (22,197) (3,021,922)
Capstone Copper Corp. (456,699) (2,803,748)
CGI, Inc. (18,499) (1,942,752)
Descartes Systems Group, Inc.
(The) (22,520) (2,287,638)
Dollarama, Inc. (3,390) (477,650)
Element Fleet Management Corp. (75,394) (1,888,518)
Enbridge, Inc. (171,196) (7,763,064)
Gildan Activewear, Inc. (75,672) (3,728,725)
Keyera Corp. (131,963) (4,316,234)
MEG Energy Corp. (185,160) (3,498,562)
Northland Power, Inc. (29,920) (469,536)
Nutrien Ltd. (58,606) (3,415,007)
Onex Corp. (5,681) (467,663)
Pembina Pipeline Corp. (84,922) (3,188,590)
RB Global, Inc. (19,549) (2,076,852)
Restaurant Brands International,
Inc. (128,168) (8,501,866)
Rogers Communications, Inc.,
Class B (305,406) (9,058,453)
Shopify, Inc., Class A (68,995) (7,957,668)
TC Energy Corp. (189,796) (9,265,752)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (5.3)% (continued)
Teck Resources Ltd., Class B (49,725) (2,010,909)
Thomson Reuters Corp. (2,828) (568,694)
Toromont Industries Ltd. (9,649) (867,223)
WSP Global, Inc. (4,851) (989,508)
(113,994,080)
Chile - ( 0 .6 ) %
Antofagasta plc (2) (226,131) (5,622,270)
Lundin Mining Corp. (732,001) (7,697,635)
(13,319,905)
Denmark - ( 2 .7 ) %
Ambu A/S, Class B (2) (42,850) (673,946)
Carlsberg A/S, Class B (2) (73,764) (10,451,134)
Coloplast A/S, Class B (2) (36,193) (3,445,680)
DSV A/S (2) (55,896) (13,406,898)
Novo Nordisk A/S, Class B (2) (181,642) (12,586,710)
Novonesis Novozymes, Class B (2) (115,802) (8,314,223)
Orsted A/S (2)(b) (64,214) (2,766,251)
Tryg A/S (2) (246,222) (6,365,135)
Zealand Pharma A/S (2) (18,441) (1,034,211)
(59,044,188)
Finland - ( 0 .7 ) %
Fortum OYJ (2) (37,149) (696,611)
Kesko OYJ, Class B (2) (43,697) (1,077,750)
Metso OYJ (2) (147,199) (1,907,674)
Neste OYJ (2) (83,277) (1,128,583)
Nokia OYJ (2) (241,566) (1,253,396)
Orion OYJ, Class B (2) (34,971) (2,630,991)
Sampo OYJ, Class A (2) (99,287) (1,068,577)
Stora Enso OYJ, Class R (2) (178,427) (1,939,784)
UPM-Kymmene OYJ (2) (88,808) (2,425,171)
(14,128,537)
France - ( 8 .1 ) %
Aeroports de Paris SA (2) (37,317) (4,678,517)
Air Liquide SA (2) (52,385) (10,801,846)
Alstom SA (2) (71,572) (1,670,558)
Arkema SA (2) (25,492) (1,882,421)
AXA SA (2) (214,814) (10,548,450)
BioMerieux (2) (52,330) (7,238,110)
Bollore SE (2) (326,452) (2,051,881)
Bureau Veritas SA (2) (276,679) (9,443,687)
Capgemini SE (2) (69,403) (11,884,320)
Cie de Saint-Gobain SA (2) (156,999) (18,443,496)
Cie Generale des Etablissements
Michelin SCA (2) (188,065) (6,994,930)
Dassault Systemes SE (2) (26,119) (946,595)
Edenred SE (2) (138,004) (4,286,475)
EssilorLuxottica SA (2) (108,115) (29,687,575)
Getlink SE (2) (105,629) (2,039,065)
Ipsen SA (2) (3,929) (468,014)
Kering SA (2) (25,946) (5,652,482)
Legrand SA (2) (34,252) (4,590,745)
L'Oreal SA (2) (11,851) (5,076,417)
Pernod Ricard SA (2) (48,827) (4,870,559)
Publicis Groupe SA (2) (98,563) (11,132,175)
Remy Cointreau SA (2) (8,843) (452,001)
Rexel SA (2) (45,127) (1,391,838)
INVESTMENTS SHARES VALUE ($)
France - (8.1)% (continued)
Sartorius Stedim Biotech (2) (19,096) (4,568,955)
SEB SA (2) (13,226) (1,250,338)
Sodexo SA (2) (19,388) (1,193,263)
SOITEC (2) (10,250) (565,204)
SPIE SA (2) (96,591) (5,431,362)
Teleperformance SE (2) (10,866) (1,055,386)
Veolia Environnement SA (2) (50,071) (1,787,629)
Verallia SA (2)(b) (37,345) (1,241,695)
(173,325,989)
Germany - ( 4 .2 ) %
BASF SE (2) (203,999) (10,089,694)
Bayerische Motoren Werke AG (2) (5,523) (491,875)
Beiersdorf AG (2) (50,505) (6,348,376)
Brenntag SE (2) (21,715) (1,438,618)
Carl Zeiss Meditec AG (2) (11,572) (779,299)
CTS Eventim AG & Co. KGaA (2) (15,096) (1,877,198)
Deutsche Post AG (2) (83,223) (3,854,877)
Deutsche Telekom AG (Registered)
(2) (233,832) (8,559,093)
Fraport AG Frankfurt Airport
Services Worldwide (2) (12,980) (979,205)
Hannover Rueck SE (2) (12,646) (3,984,924)
Heidelberg Materials AG (2) (34,385) (8,097,558)
HUGO BOSS AG (2) (21,108) (978,080)
Infineon Technologies AG (2) (198,389) (8,465,665)
KION Group AG (2) (68,278) (3,813,856)
Merck KGaA (2) (46,437) (6,020,945)
MTU Aero Engines AG (2) (19,463) (8,646,506)
Nemetschek SE (2) (3,372) (488,916)
Puma SE (2) (27,392) (748,675)
SAP SE (2) (11,153) (3,410,358)
Siemens AG (Registered) (2) (20,078) (5,157,199)
Siemens Energy AG (2) (302) (35,298)
Siemens Healthineers AG (2)(b) (18,309) (1,016,412)
Symrise AG, Class A (2) (34,676) (3,636,277)
Wacker Chemie AG (2) (14,917) (1,093,863)
(90,012,767)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (121,192) (1,516,870)
Italy - ( 2 .0 ) %
Amplifon SpA (2) (23,597) (554,195)
BPER Banca SpA (2) (481,675) (4,371,817)
Brunello Cucinelli SpA (2) (15,708) (1,906,996)
Davide Campari-Milano NV (2) (566,412) (3,813,288)
Eni SpA (2) (131,679) (2,127,159)
Ferrari NV (2) (13,245) (6,488,870)
FinecoBank Banca Fineco SpA (2) (55,077) (1,221,803)
Infrastrutture Wireless Italiane SpA
(2)(b) (51,620) (631,207)
Interpump Group SpA (2) (15,545) (646,864)
Moncler SpA (2) (128,242) (7,315,118)
Prysmian SpA (2) (81,108) (5,742,383)
Recordati Industria Chimica e
Farmaceutica SpA (2) (78,474) (4,932,482)
Terna - Rete Elettrica Nazionale (2) (250,352) (2,573,861)
(42,326,043)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - ( 24 .5 ) %
Advantest Corp. (2) (34,700) (2,572,347)
Aeon Co. Ltd. (2) (88,700) (2,718,903)
Ajinomoto Co., Inc. (2) (30,500) (827,257)
Allegro MicroSystems, Inc. (52,476) (1,794,154)
Bridgestone Corp. (2) (90,700) (3,708,922)
Chiba Bank Ltd. (The) (2) (593,000) (5,480,345)
Chugai Pharmaceutical Co. Ltd. (2) (503,400) (26,286,454)
Daifuku Co. Ltd. (2) (39,900) (1,026,465)
Daikin Industries Ltd. (2) (16,500) (1,936,832)
Daiwa Securities Group, Inc. (2) (1,436,000) (10,198,512)
Denso Corp. (2) (226,800) (3,060,732)
Dentsu Group, Inc. (2) (205,400) (4,551,243)
Disco Corp. (2) (21,200) (6,280,361)
East Japan Railway Co. (2) (299,700) (6,446,826)
Ebara Corp. (2) (83,100) (1,593,665)
Eisai Co. Ltd. (2) (187,700) (5,390,822)
Fast Retailing Co. Ltd. (2) (35,000) (12,000,244)
Fuji Electric Co. Ltd. (2) (32,200) (1,482,871)
FUJIFILM Holdings Corp. (2) (622,900) (13,489,266)
Fujikura Ltd. (2) (26,200) (1,378,263)
Hamamatsu Photonics KK (2) (58,500) (710,740)
Hoshizaki Corp. (2) (77,200) (2,660,162)
Hoya Corp. (2) (28,700) (3,408,473)
Idemitsu Kosan Co. Ltd. (2) (811,200) (4,919,428)
Isuzu Motors Ltd. (2) (265,700) (3,365,872)
ITOCHU Corp. (2) (64,100) (3,356,598)
Japan Post Insurance Co. Ltd. (2) (128,600) (2,911,537)
JFE Holdings, Inc. (2) (607,300) (7,064,516)
Kawasaki Kisen Kaisha Ltd. (2) (89,100) (1,261,840)
KDDI Corp. (2) (110,300) (1,893,916)
Keisei Electric Railway Co. Ltd. (2) (161,400) (1,509,078)
Keyence Corp. (2) (15,400) (6,157,356)
Kikkoman Corp. (2) (203,900) (1,891,344)
Kintetsu Group Holdings Co. Ltd.
(2) (54,100) (1,024,379)
Konami Group Corp. (2) (3,100) (490,115)
Kubota Corp. (2) (465,900) (5,253,909)
Kyocera Corp. (2) (351,300) (4,219,239)
Lasertec Corp. (2) (70,200) (9,411,059)
M3, Inc. (2) (704,000) (9,670,644)
MINEBEA MITSUMI, Inc. (2) (86,500) (1,264,953)
Mitsubishi HC Capital, Inc. (2) (309,200) (2,276,555)
Mitsubishi Heavy Industries Ltd. (2) (489,600) (12,251,940)
Mitsubishi Motors Corp. (2) (423,300) (1,196,865)
Mitsubishi UFJ Financial Group,
Inc. (2) (422,700) (5,762,919)
Mitsui & Co. Ltd. (2) (566,400) (11,543,219)
Mitsui OSK Lines Ltd. (2) (264,100) (8,820,870)
MonotaRO Co. Ltd. (2) (240,100) (4,726,574)
Murata Manufacturing Co. Ltd. (2) (203,200) (3,003,436)
NIDEC Corp. (2) (68,200) (1,325,337)
Nintendo Co. Ltd. (2) (233,500) (22,422,968)
Nippon Paint Holdings Co. Ltd. (2) (456,200) (3,668,881)
Nippon Sanso Holdings Corp. (2) (393,600) (14,894,418)
Nippon Telegraph & Telephone
Corp. (2) (2,053,800) (2,195,739)
Nissan Chemical Corp. (2) (39,000) (1,189,405)
Nissan Motor Co. Ltd. (2) (5,206,400) (12,597,298)
Nissin Foods Holdings Co. Ltd. (2) (235,600) (4,894,626)
Nitori Holdings Co. Ltd. (2) (130,700) (12,579,916)
INVESTMENTS SHARES VALUE ($)
Japan - (24.5)% (continued)
Nitto Denko Corp. (2) (171,000) (3,302,262)
NOF Corp. (2) (82,000) (1,571,345)
Nomura Research Institute Ltd. (2) (166,000) (6,639,571)
Olympus Corp. (2) (211,000) (2,506,326)
Omron Corp. (2) (151,000) (4,070,424)
Ono Pharmaceutical Co. Ltd. (2) (338,800) (3,671,839)
Oriental Land Co. Ltd. (2) (737,100) (16,976,722)
Osaka Gas Co. Ltd. (2) (164,900) (4,229,673)
Otsuka Holdings Co. Ltd. (2) (56,600) (
2,806,189
)
Rakuten Bank Ltd. (2) (35,900) (1,645,761)
Rakuten Group, Inc. (2) (236,800) (1,304,811)
Ricoh Co. Ltd. (2) (164,800) (1,555,284)
Rohm Co. Ltd. (2) (425,300) (5,414,353)
SCREEN Holdings Co. Ltd. (2) (55,600) (4,520,915)
SCSK Corp. (2) (33,200) (1,000,239)
Secom Co. Ltd. (2) (56,000) (2,011,796)
Sega Sammy Holdings, Inc. (2) (94,900) (2,271,535)
Seibu Holdings, Inc. (2) (14,000) (501,729)
Sekisui House Ltd. (2) (104,000) (2,288,972)
SG Holdings Co. Ltd. (2) (473,800) (5,277,182)
Sharp Corp. (2) (175,200) (851,711)
Shimadzu Corp. (2) (245,100) (6,059,609)
Shimano, Inc. (2) (52,100) (7,553,481)
Shiseido Co. Ltd. (2) (391,700) (6,996,018)
SMC Corp. (2) (18,500) (6,629,705)
SoftBank Group Corp. (2) (42,000) (3,053,653)
Sompo Holdings, Inc. (2) (195,400) (5,888,340)
Sony Group Corp. (2) (215,000) (5,590,070)
Sumitomo Forestry Co. Ltd. (2) (324,600) (3,277,918)
Sumitomo Metal Mining Co. Ltd.
(2) (458,200) (11,292,329)
Suzuki Motor Corp. (2) (602,800) (7,267,496)
Sysmex Corp. (2) (79,000) (1,375,170)
Taisei Corp. (2) (38,100) (2,218,965)
TDK Corp. (2) (340,500) (3,974,505)
Terumo Corp. (2) (394,400) (7,237,982)
Toho Co. Ltd. (2) (159,400) (9,403,938)
Toyota Industries Corp. (2) (199,000) (22,459,683)
Unicharm Corp. (2) (632,300) (4,565,705)
West Japan Railway Co. (2) (166,500) (3,806,369)
Yakult Honsha Co. Ltd. (2) (155,000) (2,919,118)
Yamaha Motor Co. Ltd. (2) (1,629,300) (12,192,174)
Yaskawa Electric Corp. (2) (403,700) (9,128,952)
ZOZO, Inc. (2) (91,000) (983,228)
(528,313,655)
Luxembourg - ( 0 .2 ) %
Eurofins Scientific SE (2) (47,303) (3,371,062)
Netherlands - ( 3 .1 ) %
Adyen NV (2)(b) (4,643) (8,527,043)
Aegon Ltd. (2) (257,104) (1,863,159)
Akzo Nobel NV (2) (72,056) (5,055,713)
BE Semiconductor Industries NV
(2) (10,891) (1,628,786)
EXOR NV (2) (38,723) (3,908,991)
IMCD NV (2) (9,746) (1,310,792)
Koninklijke Philips NV (2) (446,446) (10,720,216)
NXP Semiconductors NV (47,193) (10,311,199)
Randstad NV (2) (36,385) (1,681,750)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - (3.1)% (continued)
Universal Music Group NV (2) (691,040) (22,417,725)
(67,425,374)
Norway - ( 0 .6 ) %
Equinor ASA (2) (112,728) (2,846,839)
Gjensidige Forsikring ASA (2) (78,804) (1,997,677)
Mowi ASA (2) (92,115) (1,779,055)
Norsk Hydro ASA (2) (227,268) (1,301,428)
Orkla ASA (2) (339,329) (3,695,799)
Salmar ASA (30,900) (1,339,080)
Vend Marketplaces ASA, Class
A (2) (28,137) (994,792)
(13,954,670)
Poland - ( 0 .1 ) %
InPost SA (2) (137,873) (2,294,443)
Portugal - ( 0 .5 ) %
Galp Energia SGPS SA (2) (318,055) (5,822,266)
Jeronimo Martins SGPS SA (2) (221,610) (5,610,696)
(11,432,962)
Singapore - ( 0 .7 ) %
CapitaLand Investment Ltd. (2) (855,900) (1,784,263)
DBS Group Holdings Ltd. (2) (146,300) (5,164,694)
Genting Singapore Ltd. (2) (847,700) (476,780)
Keppel Ltd. (2) (730,300) (4,264,642)
Sembcorp Industries Ltd. (2) (126,400) (680,928)
Singapore Technologies
Engineering Ltd. (2) (398,000) (2,440,411)
STMicroelectronics NV (2) (25,397) (778,723)
(15,590,441)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (169,709) (5,002,661)
Valterra Platinum Ltd. (4) (185)
(5,002,846)
Spain - ( 1 .1 ) %
Acciona SA (2) (6,779) (1,222,690)
Amadeus IT Group SA (2) (77,490) (6,546,591)
Iberdrola SA (2) (644,764) (12,403,989)
Redeia Corp. SA (2) (39,581) (846,944)
Repsol SA (2) (217,060) (3,174,806)
(24,195,020)
Sweden - ( 3 .9 ) %
AddTech AB, Class B (2) (63,749) (2,173,303)
Atlas Copco AB, Class A (2) (558,161) (9,023,236)
Axfood AB (2) (39,676) (1,172,966)
Beijer Ref AB, Class B (2) (88,299) (1,393,448)
Boliden AB (2) (138,842) (4,338,738)
Epiroc AB, Class A (2) (234,895) (5,111,281)
EQT AB (2) (218,898) (7,343,154)
H & M Hennes & Mauritz AB, Class
B (2) (765,270) (10,778,164)
Hexagon AB, Class B (2) (902,779) (9,099,650)
Holmen AB, Class B (2) (35,868) (1,420,808)
Husqvarna AB, Class B (2) (91,244) (480,966)
Indutrade AB (2) (56,899) (1,553,634)
Lifco AB, Class B (2) (86,014) (3,485,873)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.9)% (continued)
Saab AB, Class B (2) (87,292) (4,880,784)
Securitas AB, Class B (2) (64,207) (961,328)
Skandinaviska Enskilda Banken
AB, Class A (2) (501,928) (8,748,874)
SKF AB, Class B (2) (122,992) (2,825,163)
Svenska Cellulosa AB SCA, Class
B (2) (73,033) (949,631)
Swedish Orphan Biovitrum AB (2) (32,151) (978,520)
Tele2 AB, Class B (2) (161,294) (2,354,476)
Trelleborg AB, Class B (2) (104,880) (3,906,896)
(82,980,893)
Switzerland - ( 6 .1 ) %
Avolta AG (2) (15,770) (859,009)
Bachem Holding AG, Class B (2) (54,130) (3,970,481)
Barry Callebaut AG (Registered)
(2) (12,669) (13,848,092)
Chocoladefabriken Lindt &
Spruengli AG (2) (482) (8,123,436)
Cie Financiere Richemont SA
(Registered) (2) (108,712) (20,571,883)
Clariant AG (Registered) (2) (111,276) (1,185,337)
EMS-Chemie Holding AG
(Registered) (2) (3,116) (2,355,707)
Galenica AG (2)(b) (5,746) (628,804)
Georg Fischer AG (Registered) (2) (52,678) (4,311,418)
Helvetia Holding AG (Registered)
(2) (7,037) (1,652,120)
Julius Baer Group Ltd. (2) (37,430) (2,539,058)
Partners Group Holding AG (2) (6,920) (9,053,618)
Sandoz Group AG (2) (24,644) (1,350,574)
Schindler Holding AG (2) (3,495) (1,301,434)
SIG Group AG (2) (297,659) (5,505,812)
Sonova Holding AG (Registered)
(2) (18,071) (5,389,233)
Straumann Holding AG
(Registered) (2) (45,315) (5,931,268)
Swatch Group AG (The) (2) (38,466) (6,279,995)
Swiss Life Holding AG (Registered)
(2) (10,002) (10,125,668)
Swisscom AG (Registered) (2) (13,278) (9,428,555)
Tecan Group AG (Registered) (2) (12,349) (2,527,187)
Temenos AG (Registered) (2) (17,821) (1,280,174)
UBS Group AG (Registered) (2) (118,067) (4,008,584)
VAT Group AG (2)(b) (19,339) (8,194,557)
(130,422,004)
United Kingdom - ( 6 .6 ) %
Admiral Group plc (2) (25,007) (1,122,979)
Ashtead Group plc (2) (36,840) (2,362,404)
Associated British Foods plc (2) (85,949) (2,428,434)
AstraZeneca plc (2) (23,223) (3,231,926)
Auto Trader Group plc (2)(b) (259,114) (2,934,932)
Barratt Redrow plc (2) (406,888) (2,547,929)
Berkeley Group Holdings plc (2) (46,775) (2,478,371)
BT Group plc (2) (1,636,995) (4,358,864)
ConvaTec Group plc (2)(b) (192,768) (763,563)
Croda International plc (2) (29,408) (1,180,673)
Diageo plc (2) (204,150) (5,147,868)
Diploma plc (2) (9,724) (652,771)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.6)% (continued)
Halma plc (2) (176,583) (7,761,551)
Harbour Energy plc (2) (310,522) (832,419)
Hikma Pharmaceuticals plc (2) (49,451) (1,349,470)
HSBC Holdings plc (2) (593,046) (7,173,598)
Informa plc (2) (151,762) (1,680,188)
J Sainsbury plc (2) (440,250) (1,752,135)
JD Sports Fashion plc (2) (1,932,526) (2,356,667)
Legal & General Group plc (2) (2,199,934) (7,697,435)
Melrose Industries plc (2) (121,755) (886,764)
National Grid plc (2) (1,483,790) (21,780,054)
RELX plc (2) (115,239) (6,245,686)
Rentokil Initial plc (2) (325,073) (1,568,402)
RS GROUP plc (2) (83,972) (662,872)
Sage Group plc (The) (2) (152,876) (2,625,310)
Schroders plc (2) (141,925) (705,810)
Severn Trent plc (2) (70,724) (2,657,256)
Smith & Nephew plc (2) (133,331) (2,041,863)
Spectris plc (2) (733) (38,628)
Spirax Group plc (2) (25,096) (2,052,156)
SSE plc (2) (411,816) (10,369,585)
St James's Place plc (2) (118,898) (1,937,446)
Standard Chartered plc (2) (274,146) (4,536,718)
Unilever plc (2) (282,390) (17,233,207)
Wise plc, Class A (2) (269,263) (3,846,528)
WPP plc (2) (278,441) (1,960,500)
(140,962,962)
United States - ( 120 .3 ) %
10X Genomics, Inc., Class A (40,394) (467,763)
A O Smith Corp. (36,582) (2,398,682)
AAON, Inc. (106,846) (7,879,893)
AbbVie, Inc. (26,629) (4,942,875)
Acadia Healthcare Co., Inc. (49,501) (1,123,178)
Advance Auto Parts, Inc. (52,193) (2,426,453)
Advanced Drainage Systems, Inc. (64,729) (7,434,773)
Advanced Micro Devices, Inc. (13,562) (1,924,448)
Aflac, Inc. (35,668) (3,761,547)
AGCO Corp. (44,283) (4,568,234)
Air Products and Chemicals, Inc. (79,838) (22,519,105)
Akamai Technologies, Inc. (36,162) (2,884,281)
Albertsons Cos., Inc., Class A (394,235) (8,479,995)
Alcoa Corp. (111,574) (3,292,549)
Alcon AG (2) (79,204) (7,024,047)
ALLETE, Inc. (30,362) (1,945,293)
Alliant Energy Corp. (127,665) (7,719,903)
Ally Financial, Inc. (76,626) (2,984,583)
Alphabet, Inc., Class A (63,944) (11,268,851)
Amazon.com, Inc. (26,982) (5,919,581)
Ameren Corp. (43,098) (4,139,132)
American Airlines Group, Inc. (406,688) (4,563,039)
American Electric Power Co., Inc. (33,428) (3,468,489)
American Express Co. (6,106) (1,947,692)
American Homes 4 Rent, Class
A, REIT (88,465) (3,190,933)
American Tower Corp., REIT (22,350) (4,939,797)
American Water Works Co., Inc. (8,461) (1,177,010)
AMETEK, Inc. (14,552) (2,633,330)
Amgen, Inc. (4,257) (1,188,597)
Amkor Technology, Inc. (54,969) (1,153,799)
Angi, Inc. (47,206) (720,364)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Aon plc, Class A (18,661) (6,657,498)
API Group Corp. (106,279) (5,425,543)
Apollo Global Management, Inc. (54,607) (7,747,095)
Appfolio, Inc., Class A (22,465) (5,173,240)
Apple, Inc. (7,056) (1,447,680)
AppLovin Corp., Class A (28,257) (9,892,211)
AptarGroup, Inc. (3,354) (524,666)
Archer-Daniels-Midland Co. (132,186) (6,976,777)
Arthur J Gallagher & Co. (32,521) (10,410,623)
ASGN, Inc. (13,153) (656,729)
Assurant, Inc. (47,375) (9,356,089)
ATI, Inc. (41,268) (3,563,079)
Automatic Data Processing, Inc. (21,480) (6,624,432)
AvalonBay Communities, Inc.,
REIT (50,684) (10,314,194)
Avantor, Inc. (254,424) (3,424,547)
Avery Dennison Corp. (15,133) (2,655,388)
Avient Corp. (85,369) (2,758,272)
Avis Budget Group, Inc. (36,842) (6,228,140)
Azenta, Inc. (46,160) (1,420,805)
Baker Hughes Co., Class A (129,708) (4,973,005)
Baxter International, Inc. (191,361) (5,794,411)
Belden, Inc. (35,072) (4,061,338)
Bentley Systems, Inc., Class B (62,915) (3,395,523)
BILL Holdings, Inc. (115,367) (5,336,877)
Bio-Rad Laboratories, Inc., Class A (10,857) (2,620,011)
Bio-Techne Corp. (124,986) (6,430,530)
Blackrock, Inc. (522) (547,709)
Blackstone, Inc. (99,691) (14,911,780)
Block, Inc., Class A (59,761) (4,059,565)
Blue Owl Capital, Inc., Class A (293,179) (5,631,969)
Boeing Co. (The) (23,688) (4,963,347)
Boston Beer Co., Inc. (The), Class
A (3,477) (663,446)
Brighthouse Financial, Inc. (21,557) (1,159,120)
Brown & Brown, Inc. (62,085) (6,883,364)
Brown-Forman Corp., Class B (84,598) (2,276,532)
BRP, Inc. (74,863) (3,633,886)
Brunswick Corp. (34,861) (1,925,722)
Builders FirstSource, Inc. (11,873) (1,385,460)
Bunge Global SA (37,641) (3,021,819)
Burlington Stores, Inc. (16,108) (3,747,365)
BWX Technologies, Inc. (67,740) (9,758,624)
BXP, Inc., REIT (139,466) (9,409,771)
Cabot Corp. (16,226) (1,216,950)
Cadence Bank (155,421) (4,970,364)
Cadence Design Systems, Inc. (10,588) (3,262,692)
Caesars Entertainment, Inc. (97,653) (2,772,369)
Carlisle Cos., Inc. (7,764) (2,899,078)
Carvana Co., Class A (12,697) (4,278,381)
Casey's General Stores, Inc. (6,261) (3,194,800)
Caterpillar, Inc. (14,494) (5,626,716)
Cava Group, Inc. (9,113) (767,588)
Cboe Global Markets, Inc. (9,965) (2,323,938)
CCC Intelligent Solutions Holdings,
Inc. (216,587) (2,038,084)
CDW Corp. (20,011) (3,573,764)
Celanese Corp., Class A (105,195) (5,820,439)
Celsius Holdings, Inc. (87,850) (4,075,362)
CenterPoint Energy, Inc. (318,505) (11,701,874)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Certara, Inc. (492,752) (5,765,198)
Charles River Laboratories
International, Inc. (16,700) (2,533,891)
Chemours Co. (The) (395,240) (4,525,498)
Chevron Corp. (49,795) (7,130,146)
Choice Hotels International, Inc. (128,581) (16,314,357)
Chord Energy Corp. (18,648) (1,806,059)
Churchill Downs, Inc. (44,318) (4,476,118)
Cintas Corp. (8,684) (1,935,403)
Cisco Systems, Inc. (73,186) (5,077,645)
Civitas Resources, Inc. (119,187) (3,280,026)
Clarivate plc (554,985) (2,386,436)
Clean Harbors, Inc. (3,817) (882,414)
Clearway Energy, Inc., Class C (274,516) (8,784,512)
Cleveland-Cliffs, Inc. (218,993) (1,664,347)
Cloudflare, Inc., Class A (22,212) (4,349,776)
CMS Energy Corp. (120,391) (8,340,688)
Coca-Cola Co. (The) (115,306) (8,157,900)
Cognizant Technology Solutions
Corp., Class A (43,701) (3,409,989)
Coherent Corp. (30,176) (2,692,001)
Coinbase Global, Inc., Class A (20,497) (7,183,994)
Colgate-Palmolive Co. (139,789) (12,706,820)
Columbia Sportswear Co. (18,569) (1,134,195)
Comerica, Inc. (238,501) (14,226,585)
Conagra Brands, Inc. (77,195) (1,580,182)
Confluent, Inc., Class A (127,154) (3,169,949)
Consolidated Edison, Inc. (54,456) (5,464,660)
Constellation Brands, Inc., Class A (43,718) (7,112,044)
Constellation Energy Corp. (9,236) (2,981,011)
Core & Main, Inc., Class A (61,475) (3,710,016)
CoStar Group, Inc. (22,978) (1,847,431)
Coterra Energy, Inc. (240,688) (6,108,661)
Coty, Inc., Class A (312,430) (1,452,800)
Cousins Properties, Inc., REIT (82,668) (2,482,520)
Crane NXT Co. (199,787) (10,768,519)
Credit Acceptance Corp. (6,137) (3,126,372)
Crocs, Inc. (32,360) (3,277,421)
Crown Castle, Inc., REIT (27,297) (2,804,221)
CSL Ltd. (2) (54,902) (8,672,355)
CSX Corp. (64,776) (2,113,641)
CubeSmart, REIT (238,057) (10,117,423)
DaVita, Inc. (14,641) (2,085,610)
Deere & Co. (24,832) (12,626,824)
Diamondback Energy, Inc. (87,319) (11,997,631)
Dick's Sporting Goods, Inc. (22,718) (4,493,848)
Digital Realty Trust, Inc., REIT (42,638) (7,433,083)
Docusign, Inc., Class A (52,778) (4,110,878)
Domino's Pizza, Inc. (16,338) (7,361,903)
Donaldson Co., Inc. (30,370) (2,106,160)
Dow, Inc. (170,558) (4,516,376)
Dropbox, Inc., Class A (211,293) (6,042,980)
DT Midstream, Inc. (49,616) (5,453,295)
Duke Energy Corp. (20,140) (2,376,520)
DXC Technology Co. (60,964) (932,140)
Dynatrace, Inc. (48,278) (2,665,428)
EastGroup Properties, Inc., REIT (29,650) (4,955,108)
Eastman Chemical Co. (178,132) (13,299,335)
EchoStar Corp., Class A (261,073) (7,231,722)
Elanco Animal Health, Inc. (132,776) (1,896,041)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Element Solutions, Inc. (101,497) (2,298,907)
elf Beauty, Inc. (16,431) (2,044,674)
Eli Lilly & Co. (4,627) (3,606,885)
Emerson Electric Co. (16,062) (2,141,546)
Enovis Corp. (14,578) (457,166)
Ensign Group, Inc. (The) (31,721) (4,893,281)
Entegris, Inc. (88,404) (7,129,783)
Entergy Corp. (100,074) (8,318,151)
Envista Holdings Corp. (136,540) (2,667,992)
EPAM Systems, Inc. (6,483) (1,146,324)
EQT Corp. (75,083) (4,378,841)
Equifax, Inc. (5,587) (1,449,100)
Equinix, Inc., REIT (2,276) (1,810,490)
Equitable Holdings, Inc. (10,234) (574,127)
Equity Residential, REIT (28,714) (1,937,908)
Erie Indemnity Co., Class A (29,870) (10,358,617)
Esab Corp. (67,607) (8,150,024)
Essential Utilities, Inc. (152,124) (5,649,885)
Essex Property Trust, Inc., REIT (6,216) (1,761,614)
Estee Lauder Cos., Inc. (The),
Class A (8,453) (683,002)
Eversource Energy (87,015) (5,535,894)
Exelon Corp. (71,141) (3,088,942)
ExlService Holdings, Inc. (44,718) (1,958,201)
Expand Energy Corp. (34,576) (4,043,317)
Expeditors International of
Washington, Inc. (17,581) (2,008,629)
Experian plc (2) (13,241) (682,789)
Exxon Mobil Corp. (83,952) (9,050,026)
FactSet Research Systems, Inc. (11,003) (4,921,422)
Fastenal Co. (407,340) (17,108,280)
Ferrovial SE (2) (88,238) (4,706,853)
First Citizens BancShares, Inc.,
Class A (7,264) (14,211,798)
First Financial Bankshares, Inc. (16,216) (583,452)
First Horizon Corp. (179,851) (3,812,841)
First Solar, Inc. (58,783) (9,730,938)
FirstEnergy Corp. (158,172) (6,368,005)
Fiserv, Inc. (38,400) (6,620,544)
Five Below, Inc. (38,597) (5,063,154)
Five9, Inc. (291,739) (7,725,249)
Flagstar Financial, Inc. (769,301) (8,154,591)
Flex Ltd. (128,020) (6,390,758)
Flowers Foods, Inc. (109,098) (1,743,386)
Fluor Corp. (127,031) (6,512,879)
FNB Corp. (405,200) (5,907,816)
Ford Motor Co. (590,584) (6,407,836)
Fortive Corp. (44,019) (2,294,710)
Fortune Brands Innovations, Inc. (30,701) (1,580,487)
Fox Corp., Class A (300,914) (16,863,221)
Franklin Resources, Inc. (20,089) (479,123)
FTI Consulting, Inc. (23,276) (3,759,074)
Gaming and Leisure Properties,
Inc., REIT (120,313) (5,616,211)
GATX Corp. (63,053) (9,682,419)
GE HealthCare Technologies, Inc. (46,790) (3,465,735)
Gen Digital, Inc. (517,124) (15,203,446)
Generac Holdings, Inc. (17,236) (2,468,368)
General Mills, Inc. (236,402) (12,247,988)
Gentex Corp. (431,369) (9,485,804)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Genuine Parts Co. (3,949) (479,053)
Glacier Bancorp, Inc. (134,213) (5,781,896)
Globant SA (110,771) (10,062,438)
Globus Medical, Inc., Class A (52,986) (3,127,234)
Graco, Inc. (26,124) (2,245,880)
Graphic Packaging Holding Co. (172,671) (3,638,178)
Grocery Outlet Holding Corp. (44,500) (552,690)
GXO Logistics, Inc. (109,818) (5,348,137)
H&R Block, Inc. (53,099) (2,914,604)
Haleon plc (2) (3,431,535) (17,636,826)
Hamilton Lane, Inc., Class A (74,759) (10,624,749)
Harley-Davidson, Inc. (61,403) (1,449,111)
Healthcare Realty Trust, Inc., REIT (42,149) (668,483)
Healthpeak Properties, Inc., REIT (270,457) (4,735,702)
HEICO Corp. (21,908) (7,185,824)
Henry Schein, Inc. (95,555) (6,980,293)
Hershey Co. (The) (119,024) (19,752,033)
Highwoods Properties, Inc., REIT (227,620) (7,076,706)
Hilton Grand Vacations, Inc. (239,607) (9,950,879)
Hims & Hers Health, Inc. (77,334) (3,855,100)
Hologic, Inc. (29,352) (1,912,576)
Home BancShares, Inc. (96,104) (2,735,120)
Home Depot, Inc. (The) (28,025) (10,275,086)
Honeywell International, Inc. (34,047) (7,928,865)
Hormel Foods Corp. (44,901) (1,358,255)
Houlihan Lokey, Inc., Class A (12,146) (2,185,673)
Howmet Aerospace, Inc. (26,084) (4,855,015)
HP, Inc. (68,492) (1,675,314)
Hubbell, Inc., Class B (25,769) (10,524,317)
Huntington Ingalls Industries, Inc. (13,226) (3,193,550)
Hyatt Hotels Corp., Class A (41,305) (5,768,243)
IDACORP, Inc. (100,692) (11,624,891)
IDEX Corp. (20,191) (3,544,934)
Independence Realty Trust, Inc.,
REIT (465,183) (8,229,087)
Ingersoll Rand, Inc. (141,391) (11,760,903)
Inspire Medical Systems, Inc. (6,650) (862,971)
International Paper Co. (174,855) (8,188,460)
Intuitive Surgical, Inc. (5,452) (2,962,671)
Invitation Homes, Inc., REIT (45,188) (1,482,166)
Ionis Pharmaceuticals, Inc. (283,279) (11,192,353)
Iridium Communications, Inc. (181,095) (5,463,636)
Iron Mountain, Inc., REIT (4,684) (480,438)
J M Smucker Co. (The) (24,577) (2,413,461)
Jack Henry & Associates, Inc. (49,296) (8,881,660)
James Hardie Industries plc,
CHESS (2) (350,569) (9,413,943)
Jefferies Financial Group, Inc. (47,643) (2,605,596)
Jones Lang LaSalle, Inc. (26,584) (6,799,656)
Kenvue, Inc. (329,057) (6,887,163)
KeyCorp (242,735) (4,228,444)
Kilroy Realty Corp., REIT (109,310) (3,750,426)
Kimberly-Clark Corp. (31,090) (4,008,123)
Kimco Realty Corp., REIT (92,881) (1,952,359)
Kinder Morgan, Inc. (128,879) (3,789,043)
Kinsale Capital Group, Inc. (6,451) (3,121,639)
Kite Realty Group Trust, REIT (150,477) (3,408,304)
KKR & Co., Inc. (10,928) (1,453,752)
KLA Corp. (11,849) (10,613,623)
Knife River Corp. (49,751) (4,061,672)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Kohl's Corp. (108,097) (916,663)
Kraft Heinz Co. (The) (214,740) (5,544,587)
L3Harris Technologies, Inc. (40,247) (10,095,557)
Lam Research Corp. (29,782) (2,898,980)
Lamb Weston Holdings, Inc. (38,704) (2,006,802)
Lancaster Colony Corp. (2,734) (472,353)
Landstar System, Inc. (13,117) (1,823,525)
Lantheus Holdings, Inc. (81,823) (6,698,031)
Lattice Semiconductor Corp. (198,466) (9,722,849)
Leggett & Platt, Inc. (457,883) (4,084,316)
Lennar Corp., Class A (30,457) (3,368,849)
Lennox International, Inc. (4,591) (2,631,745)
Liberty Media Corp.-Liberty Live,
Class C (18,171) (1,474,758)
Linde plc (6,328) (2,968,971)
Live Nation Entertainment, Inc. (48,904) (7,398,197)
Lowe's Cos., Inc. (10,116) (2,244,437)
LPL Financial Holdings, Inc. (18,795) (7,047,561)
Lucid Group, Inc. (1,738,052) (3,667,290)
Lumentum Holdings, Inc. (38,969) (3,704,393)
M&T Bank Corp. (60,758) (11,786,444)
MACOM Technology Solutions
Holdings, Inc. (8,225) (1,178,560)
Markel Group, Inc. (1,220) (2,436,779)
Marriott International, Inc., Class A (28,441) (7,770,366)
Marsh & McLennan Cos., Inc. (33,635) (7,353,956)
Martin Marietta Materials, Inc. (8,502) (4,667,258)
Marvell Technology, Inc. (26,751) (2,070,527)
Masco Corp. (27,706) (1,783,158)
Masimo Corp. (47,306) (7,957,815)
Mastercard, Inc., Class A (5,733) (3,221,602)
Match Group, Inc. (99,068) (3,060,211)
McDonald's Corp. (39,312) (11,485,787)
MDU Resources Group, Inc. (161,364) (2,689,938)
Meta Platforms, Inc., Class A (31,226) (23,047,597)
Microchip Technology, Inc. (32,695) (2,300,747)
Microsoft Corp. (58,565) (29,130,816)
MicroStrategy, Inc., Class A (22,776) (9,206,742)
Mid-America Apartment
Communities, Inc., REIT (64,695) (9,575,507)
Middleby Corp. (The) (21,086) (3,036,384)
MKS, Inc. (17,638) (1,752,512)
Moderna, Inc. (73,089) (2,016,526)
Mondelez International, Inc., Class
A (268,259) (18,091,387)
Monolithic Power Systems, Inc. (5,702) (4,170,329)
Moody's Corp. (8,723) (4,375,370)
Morgan Stanley (93,973) (13,237,037)
Motorola Solutions, Inc. (9,714) (4,084,348)
MP Materials Corp. (232,277) (7,727,856)
MSA Safety, Inc. (22,203) (3,719,669)
MSC Industrial Direct Co., Inc.,
Class A (5,569) (473,476)
Murphy USA, Inc. (5,437) (2,211,772)
National Storage Affiliates Trust,
REIT (163,441) (5,228,478)
nCino, Inc. (435,190) (12,172,264)
Neogen Corp. (210,772) (1,007,490)
Netflix, Inc. (9,873) (13,221,230)
New Fortress Energy, Inc. (933,642) (3,099,691)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
New Jersey Resources Corp. (119,001) (5,333,625)
NewMarket Corp. (2,462) (1,700,897)
NextEra Energy, Inc. (36,529) (2,535,843)
NIKE, Inc., Class B (251,865) (17,892,490)
NiSource, Inc. (261,051) (10,530,797)
Nordson Corp. (16,128) (3,457,359)
Norfolk Southern Corp. (11,112) (2,844,339)
Northern Trust Corp. (37,760) (4,787,590)
Norwegian Cruise Line Holdings
Ltd. (66,737) (1,353,426)
NOV, Inc. (225,906) (2,808,012)
Novanta, Inc. (22,124) (2,852,447)
NRG Energy, Inc. (3,585) (575,679)
nVent Electric plc (32,942) (2,413,002)
NVR, Inc. (336) (2,481,582)
OGE Energy Corp. (17,049) (756,635)
Old Dominion Freight Line, Inc. (11,619) (1,885,764)
Old National Bancorp (347,807) (7,422,201)
Ollie's Bargain Outlet Holdings,
Inc. (36,246) (4,776,498)
ONE Gas, Inc. (97,814) (7,028,914)
ONEOK, Inc. (88,118) (7,193,072)
Option Care Health, Inc. (104,939) (3,408,419)
O'Reilly Automotive, Inc. (181,923) (16,396,720)
Ormat Technologies, Inc. (89,695) (7,512,853)
Parker-Hannifin Corp. (13,251) (9,255,426)
Paychex, Inc. (137,723) (20,033,187)
Paycom Software, Inc. (47,614) (11,017,880)
Penn Entertainment, Inc. (479,306) (8,565,198)
Performance Food Group Co. (83,422) (7,296,922)
Permian Resources Corp., Class A (379,525) (5,169,131)
Perrigo Co. plc (197,306) (5,272,016)
Phillips 66 (17,938) (2,140,003)
Pinnacle West Capital Corp. (19,697) (1,762,291)
Planet Fitness, Inc., Class A (68,113) (7,427,723)
Plug Power, Inc. (408,914) (609,282)
Pool Corp. (23,988) (6,992,022)
Post Holdings, Inc. (5,165) (563,140)
Power Integrations, Inc. (8,326) (465,423)
PPL Corp. (221,179) (7,495,756)
Premier, Inc., Class A (55,323) (1,213,233)
Procter & Gamble Co. (The) (72,268) (11,513,738)
Prologis, Inc., REIT (27,232) (2,862,628)
PTC, Inc. (9,198) (1,585,183)
Public Service Enterprise Group,
Inc. (41,033) (3,454,158)
PulteGroup, Inc. (34,001) (3,585,745)
PVH Corp. (52,155) (3,577,833)
Qorvo, Inc. (15,198) (1,290,462)
Quanta Services, Inc. (17,834) (6,742,679)
QuantumScape Corp. (916,783) (6,160,782)
Quest Diagnostics, Inc. (89,632) (16,100,596)
Ralliant Corp. (15,716) (762,085)
Rambus, Inc. (21,708) (1,389,746)
Range Resources Corp. (96,856) (3,939,134)
Rayonier, Inc., REIT (49,878) (1,106,294)
RBC Bearings, Inc. (6,353) (2,444,634)
Realty Income Corp., REIT (76,018) (4,379,397)
Regal Rexnord Corp. (20,600) (2,986,176)
Regency Centers Corp., REIT (120,277) (8,567,331)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Regions Financial Corp. (393,686) (9,259,495)
RenaissanceRe Holdings Ltd. (7,607) (1,847,740)
Repligen Corp. (54,187) (6,739,779)
ResMed, Inc. (27,316) (7,047,528)
Revvity, Inc. (150,669) (14,572,706)
Rexford Industrial Realty, Inc.,
REIT (80,902) (2,877,684)
RH (18,522) (3,500,843)
Rivian Automotive, Inc., Class A (103,664) (1,424,343)
RLI Corp. (53,630) (3,873,159)
Roivant Sciences Ltd. (825,105) (9,298,933)
Rollins, Inc. (18,036) (1,017,591)
Royal Caribbean Cruises Ltd. (30,106) (9,427,393)
RPM International, Inc. (78,380) (8,609,259)
RTX Corp. (54,423) (7,946,846)
Ryan Specialty Holdings, Inc.,
Class A (162,792) (11,068,228)
S&P Global, Inc. (9,498) (5,008,200)
Sabra Health Care REIT, Inc.,
REIT (77,451) (1,428,196)
Saia, Inc. (7,062) (1,934,917)
Sarepta Therapeutics, Inc. (30,241) (517,121)
Schneider National, Inc., Class B (105,796) (2,554,973)
Sealed Air Corp. (87,368) (2,711,029)
SEI Investments Co. (59,138) (5,314,141)
Sempra (52,423) (3,972,091)
Sensata Technologies Holding plc (98,777) (2,974,175)
SharkNinja, Inc. (20,245) (2,004,053)
Sherwin-Williams Co. (The) (17,100) (5,871,456)
Shift4 Payments, Inc., Class A (206,408) (20,457,096)
Silgan Holdings, Inc. (83,956) (4,548,736)
Silicon Laboratories, Inc. (4,576) (674,319)
Simon Property Group, Inc., REIT (15,132) (2,432,620)
Simpson Manufacturing Co., Inc. (27,144) (4,215,735)
Skyworks Solutions, Inc. (97,839) (7,290,962)
Snap-on, Inc. (14,242) (4,431,826)
SoFi Technologies, Inc. (127,100) (2,314,491)
Solventum Corp. (20,084) (1,523,171)
Somnigroup International, Inc. (142,137) (9,672,423)
Sotera Health Co. (203,832) (2,266,612)
Southern Co. (The) (172,827) (15,870,703)
SouthState Corp. (28,833) (2,653,501)
Southwest Airlines Co. (157,146) (5,097,816)
Southwest Gas Holdings, Inc. (65,758) (4,891,738)
Spire, Inc. (15,549) (1,134,922)
STAG Industrial, Inc., REIT (157,828) (5,726,000)
Stanley Black & Decker, Inc. (14,987) (1,015,369)
Starbucks Corp. (261,658) (23,975,722)
Stellantis NV (2) (412,197) (4,128,620)
Stryker Corp. (20,764) (8,214,861)
Sun Communities, Inc., REIT (62,563) (7,913,594)
Super Micro Computer, Inc. (98,200) (4,812,782)
Synopsys, Inc. (23,140) (11,863,415)
Sysco Corp. (103,535) (7,841,741)
T. Rowe Price Group, Inc. (29,796) (2,875,314)
Targa Resources Corp. (11,835) (2,060,237)
Target Corp. (10,994) (1,084,558)
TD SYNNEX Corp. (13,790) (1,871,303)
Teledyne Technologies, Inc. (12,343) (6,323,442)
Tenaris SA (2) (137,705) (2,581,237)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
Teradyne, Inc. (25,008) (2,248,719)
Tesla, Inc. (20,367) (6,469,781)
Tetra Tech, Inc. (38,395) (1,380,684)
Texas Instruments, Inc. (23,840) (4,949,661)
The Campbell's Co. (103,430) (3,170,130)
Thor Industries, Inc. (120,539) (10,705,069)
Timken Co. (The) (56,133) (4,072,449)
Toast, Inc., Class A (47,961) (2,124,193)
TopBuild Corp. (19,439) (6,293,182)
TPG, Inc. (158,166) (8,295,807)
Tractor Supply Co. (175,578) (9,265,251)
TransDigm Group, Inc. (8,144) (12,384,092)
TransUnion (21,530) (1,894,640)
Trex Co., Inc. (58,080) (3,158,390)
TripAdvisor, Inc. (325,203) (4,243,899)
Twilio, Inc., Class A (75,878) (9,436,188)
Tyler Technologies, Inc. (15,543) (9,214,512)
Ubiquiti, Inc. (6,887) (2,835,034)
UDR, Inc., REIT (17,244) (704,073)
UFP Industries, Inc. (23,870) (2,371,723)
U-Haul Holding Co. (573) (34,701)
U-Haul Holding Co. (30,610) (1,664,266)
Ultragenyx Pharmaceutical, Inc. (36,103) (1,312,705)
UMB Financial Corp. (47,025) (4,945,149)
Under Armour, Inc., Class A (965,887) (6,597,008)
United Bankshares, Inc. (96,114) (3,501,433)
United Rentals, Inc. (8,033) (6,052,062)
Unity Software, Inc. (305,777) (7,399,803)
Universal Display Corp. (24,854) (3,838,949)
UWM Holdings Corp., Class A (179,987) (745,146)
Vail Resorts, Inc. (34,433) (5,410,457)
Valaris Ltd. (144,999) (6,105,908)
Valmont Industries, Inc. (2,641) (862,471)
Valvoline, Inc. (88,259) (3,342,368)
Verisk Analytics, Inc., Class A (22,622) (7,046,753)
Verizon Communications, Inc. (232,174) (10,046,169)
Vertex Pharmaceuticals, Inc. (11,801) (5,253,805)
VICI Properties, Inc., Class A,
REIT (184,000) (5,998,400)
Viking Therapeutics, Inc. (273,398) (7,245,047)
Virtu Financial, Inc., Class A (14,363) (643,319)
Vistra Corp. (34,731) (6,731,215)
Vontier Corp. (26,649) (983,348)
Vornado Realty Trust, REIT (148,449) (5,676,690)
Voya Financial, Inc. (24,654) (1,750,434)
Walt Disney Co. (The) (28,200) (3,497,082)
Warner Bros Discovery, Inc. (392,449) (4,497,466)
Warner Music Group Corp., Class
A (109,515) (2,983,189)
Waste Connections, Inc. (16,672) (3,112,996)
Waste Management, Inc. (32,522) (7,441,684)
Watsco, Inc. (6,345) (2,802,079)
Wayfair, Inc., Class A (36,104) (1,846,359)
WEC Energy Group, Inc. (31,378) (3,269,588)
Wells Fargo & Co. (47,775) (3,827,733)
Western Alliance Bancorp (39,692) (3,095,182)
Western Digital Corp. (48,176) (3,082,782)
Westlake Corp. (30,272) (2,298,553)
Weyerhaeuser Co., REIT (122,166) (3,138,445)
Whirlpool Corp. (41,871) (4,246,557)
INVESTMENTS SHARES VALUE ($)
United States - (120.3)% (continued)
White Mountains Insurance Group
Ltd. (1,284) (2,305,704)
Williams-Sonoma, Inc. (58,313) (9,526,595)
WillScot Holdings Corp. (187,954) (5,149,940)
Wintrust Financial Corp. (54,175) (6,716,617)
Wolfspeed, Inc. (864,014) (344,569)
WP Carey, Inc., REIT (111,888) (6,979,573)
WW Grainger, Inc. (3,183) (3,311,084)
Wyndham Hotels & Resorts, Inc. (61,580) (5,000,912)
Wynn Resorts Ltd. (119,545) (11,197,780)
XPO, Inc. (82,709) (10,445,320)
Xylem, Inc. (9,002) (1,164,499)
YETI Holdings, Inc. (52,750) (1,662,680)
Yum! Brands, Inc. (47,358) (7,017,508)
Zillow Group, Inc., Class C (14,511) (1,016,496)
(2,588,944,301)
TOTAL COMMON STOCKS
(Proceeds $(4,339,022,024))                                                     (4,270,184,227)
PREFERRED STOCKS - (1.0)%
Germany - ( 1 .0 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (236,560) (11,691,720)
Henkel AG & Co. KGaA
(Preference) (2) (52,691) (4,140,648)
Sartorius AG (Preference) (2) (5,503) (1,401,602)
Volkswagen AG (Preference) (2) (32,498) (3,435,476)
TOTAL PREFERRED STOCKS
(Proceeds $(24,175,800))                                                     (20,669,446)
TOTAL SHORT POSITIONS
(Proceeds $(4,363,197,824)) (4,290,853,673)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.9%
(Cost $1,409,617,057) 2,040,272,736
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.1% ‡ 110,134,297
NET ASSETS - 100.0% 2,150,407,033

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $4,025,574,739, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $183,090,403 were also segregated. In addition, $227,969,333 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $63,214,082 of investment in securities and
$(38,396,184) of securities sold short, which represents 2.94% and (1.79)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $403,620,471. Additional securities sold but not yet settled totaling $26,918,644 were also rehypothecated.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (37,851,779) ( 1 .8 ) %
Consumer Discretionary 105,009,818 4 .9
Consumer Staples (59,759,101) ( 2 .8 )
Energy (64,675,920) ( 3 .0 )
Financials 286,760,617 13 .3
Health Care 123,334,649 5 .7
Industrials 141,780,822 6 .6
Information Technology 56,578,664 2 .7
Materials (26,811,240) ( 1 .2 )
Real Estate (123,073,415) ( 5 .7 )
Utilities (102,398,976) ( 4 .8 )
Investment Companies 803,806,649 37 .4
U.S. Treasury Obligations 937,571,948 43 .6
Total Investments In Securities
At Value 2,040,272,736 94 .9
Other Assets in Excess of
Liabilities ‡ 110,134,297 5 .1
Net Assets
$ 2,150,407,033 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 36.8%
INVESTMENT COMPANIES - 36.8%
Limited Purpose
Cash Investment
Fund,
4.33% (a)
(Cost $791,747,104) $384,189,464 $1,996,344,065 $(1,588,646,297) $(42,980) $13,539 $791,857,791 792,095,420 $15,929,540 $–
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 23,500 USD 17,228 CITI 9/17/2025 $ 97
CAD 23,500 USD 17,228 JPMC 9/17/2025 97
GBP 1,000 USD 1,353 CITI 9/17/2025 20
GBP 1,000 USD 1,353 JPMC 9/17/2025 20
USD 2,038,571 HKD 15,848,500 CITI 9/17/2025 6,077
USD 2,038,578 HKD 15,848,500 JPMC 9/17/2025 6,084
USD 37,537,872 JPY 5,318,750,000 CITI 9/17/2025 275,667
USD 37,538,020 JPY 5,318,750,000 JPMC 9/17/2025 275,815
USD 1,092,367 NOK 11,000,000 CITI 9/17/2025 507
USD 1,092,370 NOK 11,000,000 JPMC 9/17/2025 509
Total unrealized appreciation 564,893
USD 580,747 AUD 898,000 CITI 9/17/2025 (11,234)
USD 580,749 AUD 898,000 JPMC 9/17/2025 (11,232)
USD 58,326,074 EUR 50,571,500 CITI 9/17/2025 (1,555,452)
USD 58,326,267 EUR 50,571,500 JPMC 9/17/2025 (1,555,259)
USD 6,537,648 JPY 941,250,000 CITI 9/17/2025 (56,580)
USD 6,537,681 JPY 941,250,000 JPMC 9/17/2025 (56,547)
USD 3,255,596 NOK 33,000,000 CITI 9/17/2025 (19,985)
USD 3,255,608 NOK 33,000,000 JPMC 9/17/2025 (19,974)
USD 1,776,034 SGD 2,275,000 CITI 9/17/2025 (23,439)
USD 1,776,041 SGD 2,275,000 JPMC 9/17/2025 (23,432)
Total unrealized depreciation (3,333,134)
Net unrealized depreciation $ (2,768,241)
Total return basket swap contracts outstanding as of June 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
equity positions and pays or
receives the SONIA, which is
denominated in GBP based
on the local currencies of the
positions within the swap.
49 months
maturity
07/21/2025
$– $– $– $–
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
06/22/2027
$291 $(24) $(49) $(73)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 4,198,788 $ – $ 4,198,788
JPMC
Investment Companies 7,590,070 – 7,590,070
MSIP
U.S. Treasury Bills 69,128 – 69,128

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 280.4%
COMMON STOCKS - 200.5%
Australia - 4 .6%
AGL Energy Ltd. (2)(a) 409,431 2,625,453
Aristocrat Leisure Ltd. (2)(a) 190,601 8,166,261
Aurizon Holdings Ltd. (2)(a) 1,570,956 3,133,523
BlueScope Steel Ltd. (2)(a) 794,314 12,104,183
Brambles Ltd. (2)(a) 503,221 7,771,642
Coles Group Ltd. (2)(a) 225,116 3,086,817
Computershare Ltd. (2)(a) 688,385 18,059,150
Evolution Mining Ltd. (2)(a) 5,388,238 28,052,761
Fortescue Ltd. (2)(a) 123,444 1,240,888
Harvey Norman Holdings Ltd. (2)
(a) 825,191 2,862,960
JB Hi-Fi Ltd. (2)(a) 377,491 27,430,884
Northern Star Resources Ltd. (2)
(a) 1,122,787 13,868,816
Orica Ltd. (2)(a) 466,218 5,986,455
Origin Energy Ltd. (2)(a) 145,192 1,032,015
Pro Medicus Ltd. (2)(a) 101,004 18,901,352
Qantas Airways Ltd. (2)(a) 1,895,497 13,390,876
QBE Insurance Group Ltd. (2)(a) 1,056,867 16,274,829
Qube Holdings Ltd. (2)(a) 386,778 1,090,265
SGH Ltd. (2)(a) 96,138 3,423,871
Sonic Healthcare Ltd. (2)(a) 353,729 6,243,738
Tabcorp Holdings Ltd. (2)(a) 42,226 19,856
Technology One Ltd. (2)(a) 212,439 5,726,433
Telstra Group Ltd. (2)(a) 3,092,148 9,859,693
Westpac Banking Corp. (2)(a) 635,325 14,159,188
Whitehaven Coal Ltd. (2)(a) 2,528,069 9,024,506
WiseTech Global Ltd. (2)(a) 37,329 2,677,081
Worley Ltd. (2)(a) 285,651 2,459,754
Yancoal Australia Ltd. (2)(a) 445,842 1,694,098
240,367,348
Belgium - 0 .5%
Ageas SA/NV (2)(a) 271,914 18,394,331
Anheuser-Busch InBev SA/NV (2)
(a) 81,685 5,619,959
KBC Group NV (2)(a) 33,423 3,449,575
Solvay SA (2)(a) 26,322 911,712
28,375,577
Brazil - 0 .2%
Wheaton Precious Metals Corp. 117,759 10,589,879
Canada - 4 .9%
Agnico Eagle Mines Ltd. (a) 11,761 1,401,215
Alamos Gold, Inc., Class A (a) 104,283 2,773,733
ARC Resources Ltd. (a) 49,134 1,035,900
Atco Ltd., Class I (a) 74,385 2,773,835
AtkinsRealis Group, Inc. (a) 137,840 9,667,779
Bank of Nova Scotia (The) (a) 549,398 30,379,784
Barrick Mining Corp. (a) 382,440 7,961,942
Bombardier, Inc., Class B *(a) 36,075 3,142,969
Canadian National Railway Co. (a) 39,864 4,153,701
Canadian Natural Resources Ltd.
(a) 599,036 18,827,789
Canadian Utilities Ltd., Class A (a) 38,888 1,076,042
CCL Industries, Inc., Class B (a) 120,595 7,032,457
Celestica, Inc. *(a) 93,901 14,671,106
INVESTMENTS SHARES VALUE ($)
Canada - 4.9% (continued)
Cenovus Energy, Inc. (a) 428,015 5,824,210
Empire Co. Ltd., Class A (a) 265,444 11,015,414
Fairfax Financial Holdings Ltd. (a) 4,676 8,440,322
Finning International, Inc. (a) 171,520 7,333,133
Franco-Nevada Corp. (a) 14,371 2,359,408
George Weston Ltd. (a) 61,894 12,413,343
iA Financial Corp., Inc. (a) 42,417 4,650,218
Kinross Gold Corp. (a) 168,035 2,625,875
Loblaw Cos. Ltd. (a) 44,727 7,398,389
Lundin Gold, Inc. (a) 279,138 14,738,405
Magna International, Inc. (a) 253,362 9,793,997
Manulife Financial Corp. (a) 356,877 11,410,629
Metro, Inc., Class A (a) 57,816 4,541,639
Pan American Silver Corp. (a) 91,145 2,586,262
Quebecor, Inc., Class B (a) 138,862 4,226,789
Stantec, Inc. (a) 31,250 3,400,266
Suncor Energy, Inc. (a) 350,660 13,135,426
TFI International, Inc. (a) 103,013 9,247,152
Toronto-Dominion Bank (The) (a) 36,507 2,685,178
Tourmaline Oil Corp. (a) 206,813 9,978,053
West Fraser Timber Co. Ltd. (a) 40,546 2,973,324
255,675,684
China - 0 .4%
BOC Hong Kong Holdings Ltd. (2) 256,500 1,116,607
Prosus NV (2)(a) 197,943 11,105,889
Wilmar International Ltd. (2) 797,200 1,799,504
Yangzijiang Shipbuilding Holdings
Ltd. (2) 5,106,200 8,910,829
22,932,829
Denmark - 2 .5%
AP Moller - Maersk A/S, Class B
(2)(a) 8,720 16,216,571
Danske Bank A/S (2)(a) 620,872 25,358,784
Demant A/S (2)*(a) 63,114 2,637,001
Genmab A/S (2)*(a) 94,993 19,727,047
ISS A/S (2)(a) 570,646 15,927,192
Jyske Bank A/S (Registered) (2)(a) 51,308 5,191,916
Pandora A/S (2)(a) 120,708 21,268,193
ROCKWOOL A/S, Class B (2)(a) 26,462 1,240,335
Royal Unibrew A/S (a) 99,986 8,169,371
Vestas Wind Systems A/S (2)(a) 945,641 14,204,438
129,940,848
Finland - 1 .4%
Elisa OYJ (2)(a) 59,699 3,318,159
Fortum OYJ (2)(a) 326,145 6,115,806
Kone OYJ, Class B (2)(a) 163,652 10,781,512
Nordea Bank Abp (2)(a) 2,306,088 34,217,068
Wartsila OYJ Abp (2)(a) 876,089 20,705,805
75,138,350
France - 8 .4%
Accor SA (2)(a) 62,447 3,272,751
Air France-KLM (2)*(a) 329,839 3,610,405
Airbus SE (2)(a) 113,994 23,847,630
Amundi SA (2)(a)(b) 59,601 4,831,007
BNP Paribas SA (2)(a) 288,824 25,908,006
Bouygues SA (2)(a) 253,723 11,474,552

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 8.4% (continued)
Carrefour SA (2)(a) 1,384,945 19,536,355
Danone SA (2)(a) 14,750 1,206,894
Dassault Aviation SA (2)(a) 26,646 9,421,282
Eiffage SA (2)(a) 143,794 20,204,967
Engie SA (2)(a) 775,524 18,226,988
Gaztransport Et Technigaz SA (2)
(a) 8,558 1,692,971
Hermes International SCA (2)(a) 2,847 7,717,835
Ipsen SA (2)(a) 27,822 3,314,096
Legrand SA (2)(a) 31,355 4,202,465
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 70,127 36,703,068
Orange SA (2)(a) 2,257,209 34,373,206
Renault SA (2)(a) 203,720 9,400,659
Safran SA (2)(a) 123,822 40,381,352
SCOR SE (2)(a) 217,033 7,208,113
Societe Generale SA (2)(a) 804,413 46,015,809
SPIE SA (2)(a) 79,959 4,496,136
Thales SA (2)(a) 37,702 11,132,443
TotalEnergies SE (2)(a) 576,575 35,241,798
Valeo SE (2)(a) 1,297,591 14,243,397
Vinci SA (2)(a) 185,094 27,295,884
Vivendi SE (2)(a) 3,250,648 11,213,303
436,173,372
Germany - 6 .5%
adidas AG (2)(a) 64,481 15,051,795
Allianz SE (Registered) (2)(a) 76,134 30,897,732
Bayer AG (Registered) (2)(a) 588,991 17,744,703
Commerzbank AG (2)(a) 462,032 14,560,026
Continental AG (2)(a) 115,010 10,037,813
Deutsche Bank AG (Registered)
(2)(a) 366,039 10,851,384
Deutsche Lufthansa AG
(Registered) (2)(a) 2,973,146 25,240,939
E.ON SE (2)(a) 400,825 7,385,457
Evonik Industries AG (2)(a) 442,752 9,146,630
Freenet AG (2)(a) 155,386 5,065,501
Fresenius Medical Care AG (2)(a) 218,964 12,580,614
GEA Group AG (2)(a) 56,161 3,936,891
Heidelberg Materials AG (2)(a) 45,717 10,766,207
Knorr-Bremse AG (2)(a) 41,481 4,023,531
LANXESS AG (2)(a) 55,673 1,659,909
Mercedes-Benz Group AG (2)(a) 508,072 29,600,356
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 15,634 10,151,695
Rational AG (2)(a) 2,296 1,929,325
Rheinmetall AG (2)(a) 18,844 39,905,914
RWE AG (2)(a) 735,384 30,730,369
Scout24 SE (2)(a)(b) 78,823 10,881,423
Talanx AG (2)(a) 30,213 3,916,866
TeamViewer SE (2)*(a)(b) 280,317 3,163,489
thyssenkrupp AG (2)(a) 2,289,438 24,676,024
Zalando SE (2)*(a)(b) 193,026 6,369,344
340,273,937
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .1%
CLP Holdings Ltd. (2)(a) 263,500 2,225,458
HKT Trust & HKT Ltd. (2)(a) 751,000 1,122,799
WH Group Ltd. (2)(a)(b) 1,136,500 1,095,350
4,443,607
Ireland - 0 .1%
Accenture plc, Class A 8,688 2,596,756
Aptiv plc *(a)(c) 22,755 1,552,346
4,149,102
Italy - 3 .4%
A2A SpA (2)(a) 408,258 1,099,650
Azimut Holding SpA (2)(a) 140,874 4,519,439
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,142,787 9,692,614
Buzzi SpA (2)(a) 149,400 8,285,737
Enel SpA (2)(a) 844,843 8,018,156
Generali (2)(a) 229,227 8,153,953
Intesa Sanpaolo SpA (2)(a) 2,952,241 17,006,120
Italgas SpA (2)(a) 882,720 7,487,865
Leonardo SpA (2)(a) 336,724 19,000,284
Nexi SpA (2)(a)(b) 1,972,995 11,783,337
Pirelli & C SpA (2)(a)(b) 2,256,629 15,555,116
Poste Italiane SpA (2)(a)(b) 1,009,262 21,684,864
Reply SpA (2)(a) 9,034 1,561,256
Telecom Italia SpA (2)*(a) 10,600,286 5,237,770
UniCredit SpA (2)(a) 323,900 21,728,307
Unipol Assicurazioni SpA (2)(a) 870,889 17,247,757
178,062,225
Japan - 30 .5%
ABC-Mart, Inc. (2)(a) 412,200 8,468,167
AGC, Inc. (2)(a) 364,700 10,698,728
Air Water, Inc. (2)(a) 87,400 1,304,231
Aisin Corp. (2)(a) 909,200 11,630,855
ANA Holdings, Inc. (2)(a) 527,700 10,332,396
Asahi Group Holdings Ltd. (2)(a) 542,200 7,247,663
Asahi Intecc Co. Ltd. (2)(a) 307,200 4,859,908
Asahi Kasei Corp. (2)(a) 2,778,600 19,780,204
Asics Corp. (2)(a) 463,800 11,827,077
Astellas Pharma, Inc. (2)(a) 2,990,100 29,275,933
Bandai Namco Holdings, Inc. (2)(a) 753,800 27,015,600
BayCurrent, Inc. (2)(a) 60,100 3,091,811
Brother Industries Ltd. (2)(a) 802,600 13,845,169
Canon, Inc. (2)(a) 552,200 16,015,860
Capcom Co. Ltd. (2)(a) 264,100 9,019,410
Central Japan Railway Co. (2)(a) 843,600 18,858,329
Chubu Electric Power Co., Inc. (2)
(a) 1,911,500 23,653,727
Concordia Financial Group Ltd.
(2)(a) 2,749,300 17,842,330
CyberAgent, Inc. (2)(a) 532,500 6,084,085
Dai Nippon Printing Co. Ltd. (2)(a) 541,500 8,219,882
Dai-ichi Life Holdings, Inc. (2)(a) 3,965,800 30,150,417
Daiichi Sankyo Co. Ltd. (2)(a) 1,728,000 40,034,488
FANUC Corp. (2)(a) 299,200 8,122,469
Fujikura Ltd. (2)(a) 202,300 10,642,081
Fukuoka Financial Group, Inc. (2)
(a) 502,200 13,417,141
Hikari Tsushin, Inc. (2)(a) 27,400 8,090,300

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 30.5% (continued)
Hirose Electric Co. Ltd. (2)(a) 133,200 16,076,974
Hitachi Construction Machinery
Co. Ltd. (2)(a) 492,800 14,685,060
Hitachi Ltd. (2)(a) 451,400 13,119,649
Honda Motor Co. Ltd. (2)(a) 3,605,900 34,771,169
Hoya Corp. (2)(a) 34,900 4,144,798
IHI Corp. (2)(a) 135,800 14,688,639
Iida Group Holdings Co. Ltd. (2)(a) 287,500 4,049,796
Inpex Corp. (2)(a) 542,600 7,616,568
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 1,509,800 22,988,809
Japan Airlines Co. Ltd. (2)(a) 1,024,900 20,903,762
Japan Post Bank Co. Ltd. (2)(a) 2,061,800 22,227,295
Japan Post Holdings Co. Ltd. (2)(a) 2,135,900 19,783,171
Kansai Electric Power Co., Inc.
(The) (2)(a) 381,000 4,518,592
Kao Corp. (2)(a) 537,800 24,096,456
Kawasaki Heavy Industries Ltd.
(2)(a) 136,500 10,319,071
Kinden Corp. (2)(a) 56,100 1,648,133
Kirin Holdings Co. Ltd. (2)(a) 712,600 9,986,113
Kobe Bussan Co. Ltd. (2)(a) 241,400 7,496,818
Kobe Steel Ltd. (2)(a) 869,900 9,496,139
Koito Manufacturing Co. Ltd. (2)(a) 448,600 5,362,127
Komatsu Ltd. (2)(a) 582,200 19,208,839
Kyushu Electric Power Co., Inc.
(2)(a) 1,043,400 9,328,870
LY Corp. (2)(a) 2,053,700 7,562,966
Makita Corp. (2)(a) 155,000 4,773,685
Marubeni Corp. (2)(a) 780,200 15,727,465
Mazda Motor Corp. (2)(a) 2,474,000 14,881,596
MISUMI Group, Inc. (2)(a) 1,254,500 16,758,223
Mitsubishi Chemical Group Corp.
(2)(a) 1,407,200 7,396,277
Mitsubishi Electric Corp. (2)(a) 159,100 3,422,078
Mitsui Chemicals, Inc. (2)(a) 257,700 5,958,208
Mizuho Financial Group, Inc. (2)(a) 1,073,300 29,794,730
NGK Insulators Ltd. (2)(a) 581,000 7,292,482
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,053,300 21,129,636
Nippon Steel Corp. (2)(a) 559,600 10,583,120
Nippon Yusen KK (2)(a) 686,200 24,686,019
Niterra Co. Ltd. (2)(a) 84,700 2,816,133
Nomura Holdings, Inc. (2)(a) 3,740,800 24,650,758
Obic Co. Ltd. (2)(a) 194,000 7,543,704
Oji Holdings Corp. (2)(a) 1,102,500 5,550,185
Oracle Corp. Japan (2)(a) 45,700 5,447,011
ORIX Corp. (2)(a) 1,266,900 28,589,724
Otsuka Corp. (2)(a) 214,600 4,371,702
Panasonic Holdings Corp. (2)(a) 2,715,300 29,051,872
Persol Holdings Co. Ltd. (2)(a) 5,415,200 10,568,828
Recruit Holdings Co. Ltd. (2)(a) 302,600 17,794,889
Renesas Electronics Corp. (2)(a) 232,400 2,875,121
Resona Holdings, Inc. (2)(a) 4,014,400 37,076,283
Resonac Holdings Corp. (2)(a) 105,200 2,437,603
Ryohin Keikaku Co. Ltd. (2)(a) 554,200 26,578,739
Sanrio Co. Ltd. (2)(a) 219,100 10,594,718
Santen Pharmaceutical Co. Ltd.
(2)(a) 147,700 1,694,923
Sanwa Holdings Corp. (2)(a) 443,100 14,695,699
INVESTMENTS SHARES VALUE ($)
Japan - 30.5% (continued)
Seiko Epson Corp. (2)(a) 652,200 8,571,628
Sekisui Chemical Co. Ltd. (2)(a) 227,000 4,111,125
Shimamura Co. Ltd. (2)(a) 248,700 17,450,301
Shimizu Corp. (2)(a) 1,263,900 14,117,464
Shionogi & Co. Ltd. (2)(a) 462,500 8,326,055
Shizuoka Financial Group, Inc. (2)
(a) 1,529,600 17,797,020
Skylark Holdings Co. Ltd. (2)(a) 262,300 5,491,657
SoftBank Corp. (2)(a) 11,910,200 18,448,323
Sojitz Corp. (2)(a) 911,700 22,403,696
Sompo Holdings, Inc. (2)(a) 206,500 6,222,837
Square Enix Holdings Co. Ltd. (2)
(a) 462,600 34,602,122
Subaru Corp. (2)(a) 606,500 10,514,524
Sumitomo Corp. (2)(a) 914,000 23,587,345
Sumitomo Electric Industries Ltd.
(2)(a) 378,600 8,118,475
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 453,900 11,429,638
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 750,800 19,969,351
T&D Holdings, Inc. (2)(a) 445,100 9,769,994
Takeda Pharmaceutical Co. Ltd.
(2)(a) 1,203,500 37,155,661
TBS Holdings, Inc. (2)(a) 265,100 9,294,579
TIS, Inc. (2)(a) 102,100 3,421,338
Tokio Marine Holdings, Inc. (2)(a) 123,400 5,229,822
Tokyo Century Corp. (2)(a) 263,600 2,967,662
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 6,171,300 20,542,551
Tokyo Electron Ltd. (2)(a) 298,000 57,069,819
Tokyo Gas Co. Ltd. (2)(a) 456,200 15,174,172
TOPPAN Holdings, Inc. (2)(a) 247,800 6,731,989
Toray Industries, Inc. (2)(a) 592,800 4,057,865
Tosoh Corp. (2)(a) 381,200 5,578,363
TOTO Ltd. (2)(a) 87,800 2,210,888
Toyo Suisan Kaisha Ltd. (2)(a) 155,600 10,342,284
Toyota Motor Corp. (2)(a) 1,403,200 24,167,302
Toyota Tsusho Corp. (2)(a) 234,500 5,311,718
Trend Micro, Inc. (2)(a) 191,900 13,272,929
USS Co. Ltd. (2)(a) 1,489,300 16,413,473
Yamaha Corp. (2)(a) 543,200 3,925,681
Yamato Holdings Co. Ltd. (2)(a) 240,800 3,222,810
Yamazaki Baking Co. Ltd. (2)(a) 61,300 1,372,204
Yokogawa Electric Corp. (2)(a) 623,600 16,658,764
Zensho Holdings Co. Ltd. (2)(a) 55,200 3,341,054
1,576,743,969
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a) 239,232 7,596,647
Netherlands - 2 .6%
Aalberts NV (2)(a) 160,480 5,828,523
ABN AMRO Bank NV, CVA (2)(a)
(b) 610,123 16,659,987
Argenx SE (2)*(a) 16,611 9,195,566
ASM International NV (2)(a) 28,900 18,538,704
ASML Holding NV (2)(a) 40,472 32,431,704
ASR Nederland NV (2)(a) 41,235 2,739,883
JDE Peet's NV (2)(a) 72,821 2,080,101

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.6% (continued)
Koninklijke Ahold Delhaize NV (2)
(a) 212,464 8,873,867
Koninklijke KPN NV (2)(a) 1,265,535 6,173,521
Koninklijke Vopak NV (2)(a) 74,129 3,681,934
NN Group NV (2)(a) 358,745 23,870,569
Wolters Kluwer NV (2)(a) 31,650 5,293,086
135,367,445
New Zealand - 0 .2%
Xero Ltd. (2)*(a) 105,469 12,480,069
Norway - 0 .6%
DNB Bank ASA (2)(a) 116,118 3,211,194
Equinor ASA (2)(a) 309,219 7,809,034
Kongsberg Gruppen ASA (a) 327,310 12,692,135
Telenor ASA (2)(a) 348,780 5,431,271
29,143,634
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 7,920,817 6,170,598
EDP SA (2) 2,987,780 12,979,747
19,150,345
Singapore - 0 .5%
Sea Ltd., ADR *(a)(c) 59,098 9,452,134
Singapore Technologies
Engineering Ltd. (2) 179,700 1,101,864
Singapore Telecommunications
Ltd. (2) 2,667,700 8,042,551
United Overseas Bank Ltd. (2) 346,000 9,793,086
28,389,635
South Korea - 0 .2%
Delivery Hero SE (2)*(a)(b) 328,081 8,904,849
Spain - 1 .6%
Acerinox SA (2)(a) 489,948 6,255,414
ACS Actividades de Construccion
y Servicios SA (2)(a) 108,581 7,547,205
Aena SME SA (2)(a)(b) 367,670 9,814,502
Banco Santander SA (2)(a) 2,583,303 21,392,019
Bankinter SA (2)(a) 374,427 4,887,948
Enagas SA (2)(a) 967,582 16,291,604
Endesa SA (a) 40,331 1,277,487
Grifols SA (2)*(a) 165,127 2,014,876
Mapfre SA (2)(a) 1,911,070 7,828,125
Repsol SA (2)(a) 342,091 5,003,559
Telefonica SA (2)(a) 330,944 1,741,786
84,054,525
Sweden - 3 .8%
AAK AB (2)(a) 38,977 1,024,113
Alfa Laval AB (2)(a) 335,371 14,125,367
Autoliv, Inc. (a) 39,244 4,391,404
Electrolux AB, Class B (2)*(a) 2,208,997 15,709,403
Elekta AB, Class B (2)(a) 684,129 3,529,209
Essity AB, Class B (2)(a) 281,247 7,787,413
Evolution AB (2)(a)(b) 412,721 32,779,580
Getinge AB, Class B (2)(a) 210,308 4,225,243
Nibe Industrier AB, Class B (2)(a) 312,292 1,333,382
INVESTMENTS SHARES VALUE ($)
Sweden - 3.8% (continued)
Saab AB, Class B (2)(a) 160,781 8,989,797
Sandvik AB (2)(a) 164,760 3,783,279
Skanska AB, Class B (2)(a) 86,248 2,009,113
SSAB AB, Class B (2)(a) 397,088 2,350,444
Svenska Handelsbanken AB, Class
A (2)(a) 1,073,735 14,374,399
Swedbank AB, Class A (2)(a) 542,854 14,378,212
Swedish Orphan Biovitrum AB
(2)*(a) 35,308 1,074,604
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 4,929,943 42,127,957
Telia Co. AB (2)(a) 3,152,283 11,338,211
Trelleborg AB, Class B (2)(a) 37,994 1,415,318
Volvo AB, Class B (2)(a) 318,265 8,955,219
195,701,667
Switzerland - 3 .9%
ABB Ltd. (Registered) (2)(a) 220,013 13,185,124
Adecco Group AG (Registered)
(2)(a) 272,056 8,106,712
Baloise Holding AG (Registered)
(2)(a) 4,896 1,154,732
Belimo Holding AG (Registered)
(2)(a) 4,771 4,863,091
BKW AG (2)(a) 9,121 1,999,776
DSM-Firmenich AG (2)(a) 76,007 8,086,017
Flughafen Zurich AG (Registered)
(2)(a) 22,268 6,349,146
Geberit AG (Registered) (2)(a) 13,223 10,413,706
Givaudan SA (Registered) (2)(a) 5,983 29,014,721
Kuehne + Nagel International AG
(Registered) (2)(a) 96,111 20,812,145
Logitech International SA
(Registered) (2)(a) 158,033 14,331,142
Lonza Group AG (Registered) (2)
(a) 13,504 9,657,567
SGS SA (Registered) (2)(a) 119,455 12,128,942
Sika AG (Registered) (2)(a) 28,213 7,676,305
Swissquote Group Holding SA
(Registered) (2)(a) 10,365 5,890,843
TE Connectivity plc (a) 6,521 1,099,897
Zurich Insurance Group AG (2)(a) 66,506 46,535,791
201,305,657
Thailand - 0 .0% †
Fabrinet * 8,734 2,573,735
United Kingdom - 8 .2%
Aberdeen Group plc (2)(a) 907,022 2,335,368
Auto Trader Group plc (2)(a)(b) 236,259 2,676,058
Aviva plc (2)(a) 719,237 6,114,761
B&M European Value Retail SA
(2)(a) 3,750,964 13,970,141
Barclays plc (2)(a) 4,361,976 20,155,689
Beazley plc (2)(a) 191,635 2,460,597
Bellway plc (2)(a) 162,907 6,453,551
British American Tobacco plc (2)(a) 197,877 9,408,333
BT Group plc (2)(a) 1,989,056 5,296,305
Burberry Group plc (2)*(a) 866,479 14,074,407
Centrica plc (2)(a) 13,153,687 29,185,050
CK Hutchison Holdings Ltd. (2)(a) 1,164,500 7,170,619

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.2% (continued)
Compass Group plc (2)(a) 941,412 31,887,515
DCC plc (2)(a) 38,701 2,511,719
easyJet plc (2)(a) 1,490,221 10,905,902
Entain plc (2)(a) 358,468 4,439,851
Flutter Entertainment plc *(a)(c) 66,867 19,107,914
Hiscox Ltd. (2)(a) 593,382 10,242,125
IMI plc (2)(a) 102,218 2,941,338
Imperial Brands plc (2)(a) 201,173 7,948,379
InterContinental Hotels Group plc
(2)(a) 53,051 6,065,596
Intermediate Capital Group plc (2)
(a) 107,069 2,840,102
International Consolidated Airlines
Group SA (2)(a) 865,311 4,076,673
Intertek Group plc (2)(a) 34,000 2,214,712
ITV plc (2)(a) 7,060,280 7,998,541
Johnson Matthey plc (2)(a) 52,364 1,248,575
Kingfisher plc (2)(a) 3,240,453 12,941,065
Lloyds Banking Group plc (2)(a) 6,656,466 6,999,394
M&G plc (2)(a) 397,824 1,406,196
Marks & Spencer Group plc (2)(a) 1,957,855 9,528,927
NatWest Group plc (2)(a) 3,534,368 24,821,703
Next plc (2)(a) 35,523 6,067,115
Ocado Group plc (2)*(a) 1,793,506 5,594,050
Pearson plc (2)(a) 198,677 2,926,712
Rightmove plc (2)(a) 947,105 10,250,917
Rolls-Royce Holdings plc (2)(a) 1,650,420 21,872,434
Rotork plc (2)(a) 248,567 1,096,640
Smiths Group plc (2)(a) 95,433 2,943,569
Standard Chartered plc (2)(a) 535,251 8,857,627
Taylor Wimpey plc (2)(a) 8,078,682 13,174,016
TechnipFMC plc (a)(c) 763,356 26,289,980
Tesco plc (2)(a) 2,600,563 14,338,265
Vodafone Group plc (2)(a) 16,822,179 18,007,333
Weir Group plc (The) (2)(a) 110,374 3,774,759
424,620,523
United States - 114 .9%
10X Genomics, Inc., Class A *(a) 105,666 1,223,612
3M Co. (a)(c) 169,821 25,853,549
Abbott Laboratories (a) 59,999 8,160,464
Abercrombie & Fitch Co., Class A
*(a)(c) 390,528 32,355,245
Adobe, Inc. *(a)(c) 75,448 29,189,322
ADT, Inc. (a) 920,032 7,792,671
AECOM (a) 42,893 4,840,904
Agilent Technologies, Inc. (a) 160,933 18,991,703
Agree Realty Corp., REIT (a) 60,155 4,394,924
Akamai Technologies, Inc. *(a)(c) 48,894 3,899,785
Alaska Air Group, Inc. *(a)(c) 210,005 10,391,047
Albemarle Corp. (a)(c) 145,456 9,115,728
Align Technology, Inc. *(a) 42,074 7,965,870
Allegion plc (a) 76,841 11,074,325
Allison Transmission Holdings, Inc.
(a)(c) 146,583 13,923,919
Allstate Corp. (The) (a) 30,924 6,225,310
Altria Group, Inc. (a)(c) 303,969 17,821,702
Amcor plc (a)(c) 2,394,719 22,007,468
Amdocs Ltd. (a) 98,931 9,026,464
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
American Financial Group, Inc. (a)
(c) 20,022 2,526,977
American International Group, Inc.
(a)(c) 197,349 16,891,101
Ameriprise Financial, Inc. (a)(c) 28,180 15,040,511
AMETEK, Inc. (a)(c) 40,871 7,396,016
Amphenol Corp., Class A (a) 235,633 23,268,759
Amrize Ltd. *(a) 160,747 8,018,610
Antero Resources Corp. *(a) 67,658 2,725,264
APA Corp. (a) 385,513 7,051,033
Apellis Pharmaceuticals, Inc. *(a)
(c) 295,528 5,115,590
Apple, Inc. (a) 28,965 5,942,749
Applied Materials, Inc. (a) 44,232 8,097,552
AptarGroup, Inc. (a)(c) 14,051 2,197,998
Arista Networks, Inc. *(a) 412,581 42,211,162
Arrow Electronics, Inc. *(a)(c) 149,067 18,995,608
Ashland, Inc. (a)(c) 388,446 19,531,065
Associated Banc-Corp. (a) 226,104 5,514,677
Assured Guaranty Ltd. (a) 47,043 4,097,445
AT&T, Inc. (a) 867,023 25,091,646
Atlassian Corp., Class A *(a) 141,567 28,750,842
Atmos Energy Corp. (a)(c) 42,194 6,502,517
Autodesk, Inc. *(a) 77,078 23,861,036
AutoNation, Inc. *(a) 55,983 11,121,023
Avnet, Inc. (a)(c) 40,922 2,172,140
Axis Capital Holdings Ltd. (a) 267,511 27,772,992
Axon Enterprise, Inc. *(a)(c) 2,534 2,098,000
Ball Corp. (a) 221,478 12,422,701
Bank of New York Mellon Corp.
(The) (a)(c) 82,037 7,474,391
Bank OZK (a)(c) 253,616 11,935,169
Bath & Body Works, Inc. (a)(c) 282,237 8,455,821
Becton Dickinson & Co. (a)(c) 27,556 4,746,521
BellRing Brands, Inc. *(a) 170,294 9,865,131
Best Buy Co., Inc. (a)(c) 87,804 5,894,283
Biogen, Inc. *(a) 117,914 14,808,819
BioMarin Pharmaceutical, Inc. *(a) 541,877 29,786,979
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 122,407 13,199,147
Black Hills Corp. (a)(c) 61,663 3,459,294
BOK Financial Corp. (a) 19,570 1,910,619
Booking Holdings, Inc. (a)(c) 5,031 29,125,666
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 271,270 28,247,345
BorgWarner, Inc. (a) 429,842 14,391,110
Boston Scientific Corp. *(a) 108,078 11,608,658
BP plc (2)(a) 5,931,188 29,550,942
Bright Horizons Family Solutions,
Inc. *(a) 65,085 8,043,855
Brighthouse Financial, Inc. *(a)(c) 21,099 1,134,493
Brink's Co. (The) (a)(c) 39,114 3,492,489
Bristol-Myers Squibb Co. (a) 415,174 19,218,404
Brixmor Property Group, Inc., REIT
(a) 42,007 1,093,862
Broadcom, Inc. (a) 43,841 12,084,772
Broadridge Financial Solutions,
Inc. (a) 29,274 7,114,460
Bruker Corp. (a)(c) 348,677 14,365,492

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
CACI International, Inc., Class A
*(a) 12,258 5,843,389
Capital One Financial Corp. (a) 81,083 17,251,219
Cardinal Health, Inc. (a) 38,140 6,407,520
CarMax, Inc. *(a)(c) 483,906 32,523,322
Carpenter Technology Corp. (a) 8,781 2,426,893
Carrier Global Corp. (a) 57,931 4,239,970
Carter's, Inc. (a)(c) 181,085 5,456,091
Cencora, Inc. (a) 12,359 3,705,846
Centene Corp. *(a)(c) 635,713 34,506,502
CF Industries Holdings, Inc. (a)(c) 108,268 9,960,656
Charles Schwab Corp. (The) (a)(c) 140,762 12,843,125
Charter Communications, Inc.,
Class A *(a)(c) 14,107 5,767,083
Chemed Corp. (a) 18,279 8,900,593
Cheniere Energy, Inc. (a) 45,397 11,055,077
Chewy, Inc., Class A *(a)(c) 1,059,418 45,152,395
Chipotle Mexican Grill, Inc., Class
A *(a) 130,624 7,334,538
Chubb Ltd. 57,164 16,561,554
Ciena Corp. *(a) 210,970 17,158,190
Cigna Group (The) (a) 29,462 9,739,548
Cincinnati Financial Corp. (a) 94,814 14,119,701
Cirrus Logic, Inc. *(a)(c) 77,130 8,041,188
Citigroup, Inc. (a) 245,106 20,863,423
Citizens Financial Group, Inc. (a)
(c) 486,198 21,757,361
Clorox Co. (The) (a)(c) 68,202 8,189,014
Cloudflare, Inc., Class A *(a)(c) 58,308 11,418,456
CME Group, Inc. (a) 91,460 25,208,205
CNA Financial Corp. (a)(c) 146,575 6,820,135
CNO Financial Group, Inc. (a) 63,680 2,456,774
CNX Resources Corp. *(a)(c) 201,822 6,797,365
Coca-Cola Consolidated, Inc. (a) 122,406 13,666,630
Cognex Corp. (a)(c) 176,734 5,606,002
Comfort Systems USA, Inc. (a) 70,578 37,844,629
Commvault Systems, Inc. *(a)(c) 115,822 20,191,249
Concentrix Corp. (a)(c) 411,931 21,772,613
COPT Defense Properties, REIT
(a) 248,529 6,854,430
Corebridge Financial, Inc. (a)(c) 237,932 8,446,586
Corning, Inc. (a) 163,220 8,583,740
Corpay, Inc. *(a)(c) 11,807 3,917,799
Costco Wholesale Corp. (a)(c) 24,510 24,263,429
Crane Co. (a) 27,964 5,310,084
CRH plc (a) 172,845 15,867,171
Crowdstrike Holdings, Inc., Class
A *(a)(c) 11,980 6,101,534
Crown Holdings, Inc. (a) 225,245 23,195,730
Cummins, Inc. (a) 15,991 5,237,053
Curtiss-Wright Corp. (a) 35,874 17,526,243
CVS Health Corp. (a) 177,930 12,273,611
Darden Restaurants, Inc. (a) 72,639 15,833,123
Darling Ingredients, Inc. *(a)(c) 135,883 5,155,401
Datadog, Inc., Class A *(a) 118,570 15,927,508
Dayforce, Inc. *(a)(c) 41,446 2,295,694
Dell Technologies, Inc., Class C (a) 84,814 10,398,196
Delta Air Lines, Inc. (a) 383,348 18,853,055
DENTSPLY SIRONA, Inc. (a) 1,322,732 21,004,984
Devon Energy Corp. (a) 583,987 18,576,626
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
Dexcom, Inc. *(a)(c) 13,066 1,140,531
Dillard's, Inc., Class A (a) 5,571 2,327,731
Dolby Laboratories, Inc., Class A
(a)(c) 186,540 13,852,460
Dollar General Corp. (a) 69,930 7,998,593
Dollar Tree, Inc. *(a)(c) 169,765 16,813,526
Dominion Energy, Inc. (a)(c) 204,469 11,556,588
DoorDash, Inc., Class A *(a) 143,523 35,379,855
Dover Corp. (a) 116,289 21,307,633
DR Horton, Inc. (a)(c) 104,473 13,468,659
DraftKings, Inc., Class A *(a)(c) 317,534 13,619,033
DTE Energy Co. (a) 110,267 14,605,967
Duolingo, Inc., Class A *(a)(c) 18,989 7,785,870
DuPont de Nemours, Inc. (a)(c) 127,344 8,734,525
Dutch Bros, Inc., Class A *(a)(c) 42,430 2,900,939
DXC Technology Co. *(a) 193,709 2,961,811
East West Bancorp, Inc. (a)(c) 166,605 16,823,773
Ecolab, Inc. (a) 36,147 9,739,448
Edison International (a) 761,195 39,277,662
Edwards Lifesciences Corp. *(a) 57,472 4,494,885
Elastic NV *(a) 166,664 14,054,775
Electronic Arts, Inc. (a) 151,830 24,247,251
EMCOR Group, Inc. (a) 32,179 17,212,225
Encompass Health Corp. (a) 21,375 2,621,216
EnerSys (a)(c) 24,410 2,093,646
Enphase Energy, Inc. *(a)(c) 36,249 1,437,273
EOG Resources, Inc. (a) 25,083 3,000,178
EPR Properties, REIT (a) 143,367 8,352,561
Equity LifeStyle Properties, Inc.,
REIT (a)(c) 103,325 6,372,053
Essent Group Ltd. (a) 186,522 11,327,481
Etsy, Inc. *(a)(c) 281,690 14,129,570
Euronet Worldwide, Inc. *(a)(c) 139,897 14,182,758
Evercore, Inc., Class A (a) 78,644 21,235,453
Everest Group Ltd. (a)(c) 69,469 23,609,040
Evergy, Inc. (a)(c) 119,468 8,234,929
Exact Sciences Corp. *(a) 141,619 7,525,634
Exelixis, Inc. *(a)(c) 418,786 18,457,993
Expedia Group, Inc. (a)(c) 168,269 28,383,615
Extra Space Storage, Inc., REIT
(a) 107,683 15,876,782
F5, Inc. *(a)(c) 18,561 5,462,874
Federal Realty Investment Trust,
REIT (a) 13,260 1,259,567
Federated Hermes, Inc., Class B
(a)(c) 248,415 11,009,753
FedEx Corp. (a)(c) 127,997 29,094,998
Ferguson Enterprises, Inc. (a)(c) 10,957 2,385,887
Fidelity National Financial, Inc. (a)
(c) 402,146 22,544,305
Fidelity National Information
Services, Inc. (a)(c) 269,252 21,919,805
First American Financial Corp. (a) 31,375 1,926,111
First Hawaiian, Inc. (a)(c) 44,823 1,118,782
First Horizon Corp. (a) 426,444 9,040,613
First Industrial Realty Trust, Inc.,
REIT (a) 102,993 4,957,053
FirstCash Holdings, Inc. (a) 34,793 4,701,926
Flowserve Corp. (a)(c) 275,080 14,400,438
FMC Corp. (a) 134,550 5,617,463

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
Fortinet, Inc. *(a)(c) 238,780 25,243,822
Fortrea Holdings, Inc. *(a)(c) 706,302 3,489,132
Freeport-McMoRan, Inc. (a)(c) 259,363 11,243,386
Freshpet, Inc. *(a)(c) 61,383 4,171,589
Gap, Inc. (The) (a) 607,833 13,256,838
Garmin Ltd. (a) 66,803 13,943,122
Gates Industrial Corp. plc *(a)(c) 395,231 9,102,170
GE Aerospace (a) 72,586 18,682,911
GE Vernova, Inc. (a) 41,698 22,064,497
General Dynamics Corp. (a) 46,334 13,513,774
General Motors Co. (a) 888,446 43,720,428
Genpact Ltd. (a) 160,935 7,082,749
GFL Environmental, Inc. (a) 23,851 1,203,979
Gilead Sciences, Inc. (a) 46,171 5,118,979
Gitlab, Inc., Class A *(a)(c) 30,917 1,394,666
GLOBALFOUNDRIES, Inc. *(a)(c) 91,480 3,494,536
Globe Life, Inc. (a) 111,711 13,884,560
GoDaddy, Inc., Class A *(a)(c) 93,203 16,782,132
Goodyear Tire & Rubber Co. (The)
*(a)(c) 551,469 5,718,734
Graham Holdings Co., Class B (a) 11,809 11,173,322
Grand Canyon Education, Inc. *(a) 40,786 7,708,554
Greif, Inc., Class A (a)(c) 38,500 2,502,115
GSK plc (2)(a) 658,928 12,563,431
Guidewire Software, Inc. *(a) 68,246 16,068,521
Halliburton Co. (a)(c) 934,283 19,040,688
Halozyme Therapeutics, Inc. *(a)
(c) 41,564 2,162,159
Hancock Whitney Corp. (a)(c) 45,917 2,635,636
Hanover Insurance Group, Inc.
(The) (a)(c) 29,375 4,989,931
Hartford Insurance Group, Inc.
(The) (a) 51,522 6,536,596
Hasbro, Inc. (a) 201,730 14,891,709
HCA Healthcare, Inc. (a)(c) 16,599 6,359,077
HealthEquity, Inc. *(a) 191,202 20,030,322
HF Sinclair Corp. (a) 272,906 11,210,978
Hilton Worldwide Holdings, Inc.
(a)(c) 125,274 33,365,477
Holcim AG (2)(a) 160,747 11,936,934
Home BancShares, Inc. (a)(c) 73,231 2,084,154
Host Hotels & Resorts, Inc., REIT
(a) 229,968 3,532,308
HubSpot, Inc. *(a) 24,161 13,448,737
Humana, Inc. (a) 103,429 25,286,322
Huntington Bancshares, Inc. (a)(c) 828,515 13,885,911
Huntsman Corp. (a)(c) 397,712 4,144,159
IDEXX Laboratories, Inc. *(a)(c) 19,172 10,282,710
Illumina, Inc. *(a)(c) 319,294 30,463,841
Incyte Corp. *(a) 734,825 50,041,583
Inspire Medical Systems, Inc. *(a)
(c) 25,736 3,339,761
Intel Corp. (a) 1,293,429 28,972,810
International Bancshares Corp. (a) 72,903 4,852,424
International Flavors & Fragrances,
Inc. (a) 73,707 5,421,150
Intuit, Inc. (a) 32,095 25,278,985
Invesco Ltd. (a) 1,224,132 19,304,562
IPG Photonics Corp. *(a)(c) 100,323 6,887,174
IQVIA Holdings, Inc. *(a)(c) 178,843 28,183,868
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
ITT, Inc. (a) 50,628 7,939,989
Jacobs Solutions, Inc. (a) 124,239 16,331,217
Janus Henderson Group plc (a) 315,498 12,253,942
Jazz Pharmaceuticals plc *(a)(c) 115,493 12,256,117
JB Hunt Transport Services, Inc.
(a) 178,894 25,689,178
Jefferies Financial Group, Inc. (a)
(c) 30,533 1,669,850
Johnson & Johnson (a) 154,105 23,539,539
Johnson Controls International
plc (a) 209,866 22,166,047
KB Home (a)(c) 139,187 7,372,735
KBR, Inc. (a)(c) 137,694 6,601,050
Kemper Corp. (a)(c) 260,522 16,814,090
Keurig Dr Pepper, Inc. (a) 284,824 9,416,281
Keysight Technologies, Inc. *(a) 59,669 9,777,362
Kirby Corp. *(a)(c) 51,744 5,868,287
Knight-Swift Transportation
Holdings, Inc., Class A (a) 390,408 17,267,746
Kyndryl Holdings, Inc. *(a)(c) 42,271 1,773,691
Labcorp Holdings, Inc. (a)(c) 43,405 11,394,247
Lamar Advertising Co., Class A,
REIT (a) 164,485 19,961,900
Las Vegas Sands Corp. (a)(c) 505,763 22,005,748
Lear Corp. (a)(c) 131,890 12,526,912
Leidos Holdings, Inc. (a) 93,198 14,702,916
Lennox International, Inc. (a) 9,238 5,295,591
Lincoln Electric Holdings, Inc. (a) 30,467 6,316,418
Lincoln National Corp. (a) 128,874 4,459,040
Littelfuse, Inc. (a)(c) 26,674 6,047,796
LivaNova plc *(a) 346,179 15,584,979
Lockheed Martin Corp. (a)(c) 52,509 24,319,018
Loews Corp. (a)(c) 65,746 6,026,278
Louisiana-Pacific Corp. (a)(c) 66,405 5,710,166
Lululemon Athletica, Inc. *(a)(c) 70,671 16,790,016
Lyft, Inc., Class A *(a)(c) 1,578,190 24,872,274
LyondellBasell Industries NV, Class
A (a)(c) 53,786 3,112,058
Manhattan Associates, Inc. *(a) 161,950 31,980,267
ManpowerGroup, Inc. (a) 136,291 5,506,156
MarketAxess Holdings, Inc. (a) 74,321 16,598,852
Marriott Vacations Worldwide Corp.
(a)(c) 19,876 1,437,234
MasTec, Inc. *(a) 103,713 17,675,807
Matador Resources Co. (a)(c) 102,127 4,873,500
Mattel, Inc. *(a) 758,589 14,959,375
Maximus, Inc. (a)(c) 141,652 9,943,970
McKesson Corp. (a)(c) 16,771 12,289,453
Medpace Holdings, Inc. *(a)(c) 27,959 8,775,212
Merck & Co., Inc. (a)(c) 484,645 38,364,498
MetLife, Inc. (a) 202,558 16,289,714
MGIC Investment Corp. (a) 483,372 13,457,076
Millrose Properties, Inc., Class A,
REIT (a) 97,403 2,776,960
Mohawk Industries, Inc. *(a) 80,500 8,439,620
Molina Healthcare, Inc. *(a)(c) 74,315 22,138,439
Molson Coors Beverage Co., Class
B (a)(c) 52,959 2,546,798
MongoDB, Inc., Class A *(a)(c) 167,440 35,160,726
Monster Beverage Corp. *(a)(c) 530,030 33,201,079

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
Morningstar, Inc. (a) 21,655 6,798,154
Mosaic Co. (The) (a) 143,104 5,220,434
MSCI, Inc., Class A (a) 53,291 30,735,051
Mueller Industries, Inc. (a)(c) 125,602 9,981,591
Murphy Oil Corp. (a)(c) 102,046 2,296,035
Natera, Inc. *(a)(c) 86,327 14,584,083
National Fuel Gas Co. (a) 100,857 8,543,596
NetApp, Inc. (a) 91,324 9,730,572
Neurocrine Biosciences, Inc. *(a) 76,866 9,661,288
New Jersey Resources Corp. (a)(c) 77,759 3,485,158
New York Times Co. (The), Class
A (a) 302,483 16,932,998
Newell Brands, Inc. (a)(c) 612,529 3,307,657
Newmont Corp. (a) 110,185 6,419,378
News Corp., Class A (a)(c) 926,660 27,540,335
Nexstar Media Group, Inc., Class
A (a)(c) 54,813 9,479,908
NNN REIT, Inc., REIT (a)(c) 146,560 6,328,461
Northern Trust Corp. (a) 38,262 4,851,239
Northrop Grumman Corp. (a) 36,212 18,105,276
Northwestern Energy Group, Inc.
(a)(c) 89,261 4,579,089
NOV, Inc. (a)(c) 224,932 2,795,905
Novartis AG (Registered) (2)(a) 595,239 72,248,390
Nucor Corp. (a) 77,759 10,072,901
Nutanix, Inc., Class A *(a)(c) 224,994 17,198,541
NVIDIA Corp. (a) 94,915 14,995,621
Occidental Petroleum Corp. (a)(c) 48,048 2,018,496
OGE Energy Corp. (a) 24,249 1,076,171
Okta, Inc., Class A *(a)(c) 112,054 11,202,038
Old Republic International Corp.
(a) 477,360 18,349,718
Olin Corp. (a)(c) 92,544 1,859,209
Omega Healthcare Investors, Inc.,
REIT (a)(c) 331,168 12,137,307
Omnicom Group, Inc. (a)(c) 85,194 6,128,856
ON Semiconductor Corp. *(a)(c) 67,093 3,516,344
OneMain Holdings, Inc. (a)(c) 90,552 5,161,464
Onto Innovation, Inc. *(a)(c) 10,825 1,092,567
Organon & Co. (a) 589,546 5,706,805
Oshkosh Corp. (a) 127,037 14,423,781
Otis Worldwide Corp. (a)(c) 87,915 8,705,343
Owens Corning (a) 84,885 11,673,385
PACCAR, Inc. (a)(c) 69,017 6,560,756
Packaging Corp. of America (a)(c) 105,456 19,873,183
Palantir Technologies, Inc., Class
A *(a) 11,266 1,535,781
Palo Alto Networks, Inc. *(a)(c) 63,646 13,024,517
Paramount Global, Class B 60,817 784,539
Park Hotels & Resorts, Inc., REIT
(a) 692,990 7,089,288
Parsons Corp. *(a)(c) 67,470 4,842,322
Paylocity Holding Corp. *(a)(c) 54,747 9,919,609
PayPal Holdings, Inc. *(a)(c) 120,230 8,935,494
PBF Energy, Inc., Class A (a)(c) 337,889 7,322,055
Pegasystems, Inc. (a) 266,080 14,402,910
Penske Automotive Group, Inc.
(a)(c) 42,751 7,345,049
Pentair plc (a) 42,887 4,402,779
Penumbra, Inc. *(a)(c) 31,776 8,154,675
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
PepsiCo, Inc. (a)(c) 89,572 11,827,087
Pfizer, Inc. (a) 170,844 4,141,259
PG&E Corp. (a) 3,109,498 43,346,402
Philip Morris International, Inc. (a) 127,461 23,214,472
Pilgrim's Pride Corp. (a)(c) 226,104 10,170,158
Pinterest, Inc., Class A *(a) 409,645 14,689,870
Playtika Holding Corp. 263,806 1,247,802
PNC Financial Services Group,
Inc. (The) (a) 288,110 53,709,467
Polaris, Inc. (a)(c) 166,492 6,767,900
Popular, Inc. (a) 93,686 10,325,134
Portland General Electric Co. (a)(c) 240,194 9,759,082
PPG Industries, Inc. (a) 49,283 5,605,941
Principal Financial Group, Inc. (a)
(c) 81,442 6,468,938
Prosperity Bancshares, Inc. (a)(c) 306,737 21,545,207
Prudential Financial, Inc. (a)(c) 52,604 5,651,774
Public Storage, REIT (a)(c) 30,996 9,094,846
Pure Storage, Inc., Class A *(a)(c) 85,302 4,911,689
PVH Corp. (a)(c) 79,186 5,432,160
Qualys, Inc. *(a) 111,918 15,989,725
Ralph Lauren Corp., Class A (a) 91,844 25,190,972
Range Resources Corp. (a)(c) 138,763 5,643,491
Raymond James Financial, Inc. (a) 28,260 4,334,236
Reddit, Inc., Class A *(a)(c) 89,774 13,517,271
Reinsurance Group of America,
Inc. (a) 72,234 14,328,336
Reynolds Consumer Products, Inc.
(a)(c) 100,230 2,146,927
Robert Half, Inc. (a) 305,973 12,560,192
Robinhood Markets, Inc., Class A
*(a)(c) 44,078 4,127,023
ROBLOX Corp., Class A *(a)(c) 482,656 50,775,411
Roche Holding AG (2)(a) 110,468 36,058,952
Roku, Inc., Class A *(a) 14,371 1,263,067
Royal Gold, Inc. (a) 101,598 18,068,188
Royalty Pharma plc, Class A (a)(c) 142,793 5,144,832
Ryder System, Inc. (a) 10,450 1,661,550
Salesforce, Inc. (a) 126,767 34,568,093
Samsara, Inc., Class A *(a)(c) 25,566 1,017,015
Sandisk Corp. *(a) 66,330 3,008,066
Sanofi SA (2)(a) 363,152 35,158,094
SBA Communications Corp., REIT
(a)(c) 28,238 6,631,412
Schneider Electric SE (2)(a) 37,778 10,142,822
Science Applications International
Corp. (a) 184,948 20,826,994
Scotts Miracle-Gro Co. (The) (a)(c) 47,944 3,162,386
Seagate Technology Holdings plc
(a)(c) 88,081 12,712,731
Selective Insurance Group, Inc.
(a)(c) 276,790 23,983,854
SentinelOne, Inc., Class A *(a)(c) 524,429 9,586,562
Service Corp. International (a) 296,602 24,143,403
ServiceNow, Inc. *(a)(c) 15,247 15,675,136
Shell plc (2)(a) 420,948 14,686,688
Signify NV (2)(a)(b) 276,551 7,509,049
Silicon Laboratories, Inc. *(a)(c) 17,620 2,596,483
Sirius XM Holdings, Inc. (a)(c) 685,808 15,753,010

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
SiteOne Landscape Supply, Inc.
*(a)(c) 81,336 9,836,776
SLM Corp. (a)(c) 155,224 5,089,795
Snap, Inc., Class A *(a)(c) 689,797 5,994,336
Snowflake, Inc., Class A *(a)(c) 200,999 44,977,546
Spectrum Brands Holdings, Inc.
(a)(c) 44,950 2,382,350
Sprouts Farmers Market, Inc. *(a)
(c) 66,709 10,982,970
SS&C Technologies Holdings, Inc.
(a)(c) 192,857 15,968,560
State Street Corp. (a) 47,823 5,085,498
Steel Dynamics, Inc. (a) 49,851 6,381,427
STERIS plc (a)(c) 55,126 13,242,368
Stifel Financial Corp. (a) 118,393 12,286,826
Swiss Re AG (2)(a) 60,763 10,511,216
Synaptics, Inc. *(a)(c) 54,534 3,534,894
Synchrony Financial (a)(c) 197,971 13,212,585
Synovus Financial Corp. (a) 320,554 16,588,670
Take-Two Interactive Software, Inc.
*(a)(c) 65,972 16,021,300
Tapestry, Inc. (a)(c) 283,607 24,903,531
Targa Resources Corp. (a) 25,204 4,387,512
Taylor Morrison Home Corp., Class
A *(a) 178,967 10,992,153
Teleflex, Inc. (a) 28,375 3,358,465
Tenet Healthcare Corp. *(a) 121,984 21,469,184
Teradata Corp. *(a)(c) 337,943 7,539,508
Texas Capital Bancshares, Inc. *(a) 276,078 21,920,593
Texas Pacific Land Corp. (a)(c) 3,662 3,868,500
Texas Roadhouse, Inc., Class A
(a)(c) 192,677 36,109,597
Textron, Inc. (a)(c) 270,858 21,747,189
TJX Cos., Inc. (The) (a) 120,915 14,931,793
T-Mobile US, Inc. (a) 15,638 3,725,910
Toll Brothers, Inc. (a) 160,842 18,356,897
Toro Co. (The) (a)(c) 182,403 12,892,244
Trade Desk, Inc. (The), Class A
*(a)(c) 107,074 7,708,257
Tradeweb Markets, Inc., Class A
(a)(c) 19,861 2,907,650
Trane Technologies plc (a) 63,324 27,698,551
Travel + Leisure Co. (a) 275,655 14,226,555
Travelers Cos., Inc. (The) (a) 85,830 22,962,958
Trimble, Inc. *(a) 165,642 12,585,479
Truist Financial Corp. (a)(c) 337,382 14,504,052
Tyson Foods, Inc., Class A (a) 567,845 31,765,249
Uber Technologies, Inc. *(a)(c) 33,686 3,142,904
UGI Corp. (a)(c) 357,126 13,006,529
UiPath, Inc., Class A *(a) 514,273 6,582,694
Ulta Beauty, Inc. *(a) 42,613 19,935,214
Union Pacific Corp. (a) 37,921 8,724,864
United Airlines Holdings, Inc. *(a) 73,762 5,873,668
United Parcel Service, Inc., Class
B (a) 239,625 24,187,748
United Therapeutics Corp. *(a) 69,497 19,969,963
UnitedHealth Group, Inc. (a)(c) 87,523 27,304,550
Universal Health Services, Inc.,
Class B (a) 52,678 9,542,620
Unum Group (a) 112,330 9,071,771
INVESTMENTS SHARES VALUE ($)
United States - 114.9% (continued)
US Bancorp (a) 162,365 7,347,016
US Foods Holding Corp. *(a)(c) 327,581 25,227,013
Valero Energy Corp. (a)(c) 48,773 6,556,067
Valley National Bancorp (a) 584,727 5,221,612
Veeva Systems, Inc., Class A *(a)
(c) 99,096 28,537,666
Ventas, Inc., REIT (a) 79,270 5,005,901
Veralto Corp. (a) 62,221 6,281,210
VeriSign, Inc. (a) 192,608 55,625,191
Vertiv Holdings Co., Class A (a)(c) 137,768 17,690,789
VF Corp. (a)(c) 189,359 2,224,968
Virtu Financial, Inc., Class A (a)(c) 152,418 6,826,802
Vontier Corp. (a) 43,911 1,620,316
Vulcan Materials Co. (a)(c) 12,990 3,388,052
W R Berkley Corp. (a) 81,209 5,966,425
Walt Disney Co. (The) (a)(c) 124,626 15,454,870
Waters Corp. *(a)(c) 36,973 12,905,056
Watts Water Technologies, Inc.,
Class A (a) 17,062 4,195,375
Wayfair, Inc., Class A *(a)(c) 72,164 3,690,467
Weatherford International plc (a)(c) 163,097 8,205,410
WEC Energy Group, Inc. (a)(c) 42,134 4,390,363
Wendy's Co. (The) (a)(c) 1,911,025 21,823,906
WESCO International, Inc. (a) 50,384 9,331,117
Western Digital Corp. (a)(c) 92,020 5,888,360
Westinghouse Air Brake
Technologies Corp. (a) 46,801 9,797,789
WEX, Inc. *(a)(c) 22,855 3,357,171
Williams Cos., Inc. (The) (a)(c) 165,343 10,385,194
Willis Towers Watson plc (a) 19,913 6,103,335
Wingstop, Inc. (a)(c) 45,865 15,444,580
Woodward, Inc. (a) 12,617 3,092,301
Workday, Inc., Class A *(a) 65,403 15,696,720
Xcel Energy, Inc. (a)(c) 256,253 17,450,829
Zebra Technologies Corp., Class
A *(a) 45,288 13,965,008
Zimmer Biomet Holdings, Inc. (a)
(c) 164,391 14,994,103
Zions Bancorp NA (a) 247,004 12,829,388
Zoetis, Inc., Class A (a) 129,509 20,196,929
Zoom Communications, Inc., Class
A *(a) 165,245 12,885,805
ZoomInfo Technologies, Inc., Class
A *(a)(c) 837,728 8,477,807
Zscaler, Inc. *(a)(c) 62,516 19,626,273
5,964,169,539
TOTAL COMMON STOCKS
(Cost $9,134,980,410) 10,416,324,997

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 79.9%
INVESTMENT COMPANIES - 36 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(d)(e) 3,427,296 3,427,296
Limited Purpose Cash Investment
Fund, 4.33% (d)(f) 1,894,513,759 1,893,945,405
TOTAL INVESTMENT COMPANIES
(Cost $1,897,120,048) 1,897,372,701
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43 .4%
U.S. Treasury Bills
4.22%, 7/3/2025 (2)(g) $ 80,000,000 79,981,374
4.20%, 7/10/2025 (2)(g) 50,000,000 49,947,604
4.27%, 7/17/2025 (2)(g) 60,000,000 59,889,600
4.25%, 7/24/2025 (2)(g) 90,000,000 89,760,513
4.24%, 8/7/2025 (2)(g) 150,000,000 149,344,694
4.28%, 8/14/2025 (2)(g) 150,000,000 149,210,522
4.31%, 8/21/2025 (2)(g) 120,000,000 119,265,883
4.27%, 8/28/2025 (2)(g) 90,000,000 89,372,875
4.22%, 9/4/2025 (2)(g) 90,000,000 89,307,953
4.16%, 9/11/2025 (2)(g) 50,000,000 49,575,250
4.19%, 9/18/2025 (2)(g) 95,000,000 94,120,560
4.15%, 10/16/2025 (2)(g) 70,000,000 69,127,831
4.13%, 10/23/2025 (2)(g) 90,000,000 88,806,491
4.15%, 10/30/2025 (2)(g) 92,000,000 90,706,446
4.18%, 11/6/2025 (2)(g) 94,000,000 92,614,732
4.19%, 11/13/2025 (2)(g) 94,000,000 92,543,073
4.23%, 11/20/2025 (2)(g) 98,000,000 96,400,015
4.25%, 11/28/2025 (2)(g)(h) 92,000,000 90,418,366
4.24%, 12/4/2025 (2)(g)(h) 97,000,000 95,273,481
4.24%, 12/11/2025 (2)(g)(h) 99,000,000 97,157,692
4.24%, 12/18/2025 (2)(g)(h) 140,000,000 137,275,396
4.21%, 12/26/2025 (2)(g)(h) 140,000,000 137,154,966
4.20%, 1/2/2026 (2)(g) 150,000,000 146,866,125
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,254,314,263) 2,254,121,442
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,151,434,311) 4,151,494,143
TOTAL LONG POSITIONS
(Cost $13,286,414,721) 14,567,819,140
SHARES
SHORT POSITIONS - (189.9)%
COMMON STOCKS - (188.8)%
Australia - ( 4 .7 ) %
ALS Ltd. (2) (136,483) (1,537,413)
Ampol Ltd. (2) (720,905) (12,217,868)
APA Group (2) (893,575) (4,804,544)
BHP Group Ltd. (2) (257,683) (6,199,234)
CAR Group Ltd. (2) (100,868) (2,484,105)
Cleanaway Waste Management
Ltd. (2) (611,450) (1,095,666)
Cochlear Ltd. (2) (35,004) (6,922,952)
Domino's Pizza Enterprises Ltd. (2) (562,129) (7,133,034)
Endeavour Group Ltd. (2) (1,534,330) (4,050,073)
Glencore plc (2) (1,607,461) (6,263,701)
IDP Education Ltd. (2) (2,643,187) (6,399,931)
INVESTMENTS SHARES VALUE ($)
Australia - (4.7)% (continued)
IGO Ltd. (2) (393,179) (1,083,217)
Insurance Australia Group Ltd. (2) (275,244) (1,636,332)
Liontown Resources Ltd. (2) (2,410,353) (1,113,490)
Lynas Rare Earths Ltd. (2) (685,270) (3,906,190)
Macquarie Group Ltd. (2) (42,233) (6,352,082)
Mineral Resources Ltd. (2) (162,244) (2,305,092)
National Australia Bank Ltd. (2) (709,509) (18,388,908)
New Hope Corp. Ltd. (2) (545,103) (1,327,442)
NEXTDC Ltd. (2) (2,535,733) (24,204,494)
Pilbara Minerals Ltd. (2) (6,945,222) (6,118,151)
Ramsay Health Care Ltd. (2) (391,478) (9,457,468)
Reece Ltd. (2) (588,122) (5,557,254)
Rio Tinto plc (2) (318,991) (18,566,589)
Santos Ltd. (2) (478,455) (2,412,307)
SEEK Ltd. (2) (69,763) (1,104,053)
Telix Pharmaceuticals Ltd. (2) (827,005) (13,283,817)
Transurban Group (2) (502,918) (4,627,329)
Treasury Wine Estates Ltd. (2) (2,633,643) (13,550,493)
Washington H Soul Pattinson &
Co. Ltd. (2) (162,503) (4,492,486)
Woodside Energy Group Ltd. (2) (2,561,434) (39,566,241)
Woolworths Group Ltd. (2) (284,908) (5,836,001)
(243,997,957)
Austria - ( 0 .2 ) %
Mondi plc (2) (514,572) (8,408,372)
Belgium - ( 0 .7 ) %
D'ieteren Group (2) (13,749) (2,960,837)
Elia Group SA/NV (2) (26,691) (3,082,660)
Liberty Global Ltd., Class A (116,397) (1,165,134)
Lotus Bakeries NV (2) (510) (
4,914,324
)
UCB SA (2) (116,483) (22,918,941)
Umicore SA (2) (147,632) (2,178,712)
(37,220,608)
Canada - ( 4 .6 ) %
Air Canada (679,677) (10,516,464)
Algonquin Power & Utilities Corp. (1,435,412) (8,211,389)
Alimentation Couche-Tard, Inc. (39,223) (1,949,701)
Bank of Montreal (55,239) (6,121,621)
BCE, Inc. (646,345) (14,334,216)
Brookfield Asset Management Ltd.,
Class A (233,735) (12,936,741)
Brookfield Corp., Class A (42,538) (2,632,717)
Brookfield Renewable Corp. (63,808) (2,091,244)
Cameco Corp. (56,397) (4,188,308)
Canadian Imperial Bank of
Commerce (58,607) (4,160,053)
Canadian Pacific Kansas City Ltd. (81,266) (6,455,925)
Canadian Tire Corp. Ltd., Class A (60,603) (8,250,553)
Capital Power Corp. (146,199) (5,883,389)
Capstone Copper Corp. (1,025,653) (6,296,647)
CGI, Inc. (29,581) (3,106,575)
Descartes Systems Group, Inc.
(The) (10,790) (1,096,075)
Element Fleet Management Corp. (113,436) (2,841,419)
Fortis, Inc. (52,270) (2,495,756)
Gildan Activewear, Inc. (118,389) (5,833,598)
Hydro One Ltd. (b) (65,646) (2,365,522)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (4.6)% (continued)
MEG Energy Corp. (168,853) (3,190,444)
National Bank of Canada (126,915) (13,096,454)
Northland Power, Inc. (144,748) (2,271,536)
Nutrien Ltd. (36,298) (2,115,107)
Pembina Pipeline Corp. (208,699) (7,836,078)
Restaurant Brands International,
Inc. (321,583) (21,331,809)
Rogers Communications, Inc.,
Class B (586,369) (17,391,918)
Royal Bank of Canada (92,164) (12,146,630)
Shopify, Inc., Class A (124,098) (14,313,076)
TC Energy Corp. (285,889) (13,956,968)
Teck Resources Ltd., Class B (186,040) (7,523,571)
Thomson Reuters Corp. (8,373) (1,683,762)
TMX Group Ltd. (26,339) (1,116,422)
WSP Global, Inc. (45,493) (9,279,670)
(239,021,358)
Chile - ( 0 .6 ) %
Antofagasta plc (2) (684,819) (17,026,578)
Lundin Mining Corp. (1,570,998) (16,520,427)
(33,547,005)
Denmark - ( 2 .5 ) %
Ambu A/S, Class B (2) (153,967) (2,421,599)
Carlsberg A/S, Class B (2) (137,671) (19,505,694)
Coloplast A/S, Class B (2) (140,770) (13,401,718)
DSV A/S (2) (76,656) (18,386,275)
Novo Nordisk A/S, Class B (2) (366,343) (25,385,390)
Novonesis Novozymes, Class B (2) (309,372) (22,211,945)
Orsted A/S (2)(b) (262,044) (11,288,495)
Tryg A/S (2) (437,773) (11,316,959)
Zealand Pharma A/S (2) (100,440) (5,632,890)
(129,550,965)
Finland - ( 0 .9 ) %
Kesko OYJ, Class B (2) (79,026) (1,949,111)
Metso OYJ (2) (468,420) (6,070,644)
Neste OYJ (2) (277,327) (3,758,378)
Nokia OYJ (2) (2,801,210) (14,534,438)
Orion OYJ, Class B (2) (111,272) (8,371,383)
Stora Enso OYJ, Class R (2) (393,488) (4,277,838)
UPM-Kymmene OYJ (2) (208,337) (5,689,271)
Valmet OYJ (2) (97,009) (3,006,503)
(47,657,566)
France - ( 7 .2 ) %
Aeroports de Paris SA (2) (84,833) (10,635,706)
Air Liquide SA (2) (107,801) (22,228,688)
Alstom SA (2) (475,561) (11,100,040)
Arkema SA (2) (93,085) (6,873,731)
BioMerieux (2) (95,129) (13,157,923)
Bollore SE (2) (630,741) (3,964,458)
Bureau Veritas SA (2) (612,112) (20,892,783)
Capgemini SE (2) (140,519) (24,061,967)
Cie de Saint-Gobain SA (2) (267,156) (31,384,217)
Cie Generale des Etablissements
Michelin SCA (2) (455,035) (16,924,671)
Credit Agricole SA (2) (444,853) (8,415,857)
Dassault Systemes SE (2) (203,850) (7,387,856)
INVESTMENTS SHARES VALUE ($)
France - (7.2)% (continued)
Edenred SE (2) (346,200) (10,753,150)
EssilorLuxottica SA (2) (261,756) (71,876,252)
Getlink SE (2) (283,204) (5,466,978)
Kering SA (2) (54,264) (11,821,718)
L'Oreal SA (2) (61,825) (26,482,955)
Pernod Ricard SA (2) (82,435) (8,223,002)
Publicis Groupe SA (2) (268,682) (30,346,225)
Remy Cointreau SA (2) (20,315) (1,038,380)
Rexel SA (2) (221,850) (6,842,449)
Sartorius Stedim Biotech (2) (56,175) (13,440,567)
SEB SA (2) (18,600) (1,758,377)
Sodexo SA (2) (19,915) (1,225,698)
Teleperformance SE (2) (26,199) (2,544,639)
Veolia Environnement SA (2) (114,559) (4,089,971)
Verallia SA (2)(b) (37,525) (1,247,680)
(374,185,938)
Germany - ( 4 .8 ) %
BASF SE (2) (327,506) (16,198,290)
Bayerische Motoren Werke AG (2) (61,168) (5,447,583)
Beiersdorf AG (2) (102,582) (12,894,349)
Brenntag SE (2) (96,507) (6,393,586)
Carl Zeiss Meditec AG (2) (49,182) (3,312,087)
Daimler Truck Holding AG (2) (40,560) (1,924,327)
Deutsche Post AG (2) (365,746) (16,941,303)
Deutsche Telekom AG (Registered)
(2) (731,023) (26,758,074)
Fraport AG Frankfurt Airport
Services Worldwide (2) (24,263) (1,830,390)
Hannover Rueck SE (2) (18,077) (5,696,305)
HUGO BOSS AG (2) (68,816) (3,188,723)
Infineon Technologies AG (2) (1,052,728) (44,922,057)
KION Group AG (2) (184,224) (10,290,341)
Merck KGaA (2) (128,052) (16,603,011)
MTU Aero Engines AG (2) (60,878) (27,045,265)
Nemetschek SE (2) (54,246) (7,865,281)
SAP SE (2) (5,986) (1,830,396)
Siemens AG (Registered) (2) (83,942) (21,561,191)
Siemens Energy AG (2) (2,660) (310,903)
Siemens Healthineers AG (2)(b) (122,196) (6,783,633)
Symrise AG, Class A (2) (79,346) (8,320,569)
Wacker Chemie AG (2) (33,520) (2,458,021)
(248,575,685)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (525,280) (6,574,536)
Italy - ( 2 .0 ) %
Amplifon SpA (2) (157,845) (3,707,118)
BPER Banca SpA (2) (2,202,370) (19,989,325)
Davide Campari-Milano NV (2) (277,147) (1,865,853)
Eni SpA (2) (367,010) (5,928,724)
Ferrari NV (2) (19,697) (9,649,775)
Infrastrutture Wireless Italiane SpA
(2)(b) (225,046) (2,751,853)
Interpump Group SpA (2) (41,242) (1,716,176)
Moncler SpA (2) (274,298) (15,646,374)
Prysmian SpA (2) (157,358) (11,140,824)
Recordati Industria Chimica e
Farmaceutica SpA (2) (124,535) (7,827,646)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (2.0)% (continued)
Terna - Rete Elettrica Nazionale (2) (2,354,767) (24,209,281)
(104,432,949)
Japan - ( 26 .4 ) %
Advantest Corp. (2) (200,500) (14,863,275)
Aeon Co. Ltd. (2) (893,900) (27,400,537)
Ajinomoto Co., Inc. (2) (484,700) (13,146,600)
Allegro MicroSystems, Inc. (151,595) (5,183,033)
Azbil Corp. (2) (147,800) (1,401,533)
Chiba Bank Ltd. (The) (2) (1,941,900) (17,946,514)
Chugai Pharmaceutical Co. Ltd. (2) (448,400) (23,414,473)
Daifuku Co. Ltd. (2) (365,000) (9,389,971)
Daikin Industries Ltd. (2) (46,200) (5,423,130)
Daiwa Securities Group, Inc. (2) (3,702,700) (26,296,678)
Denso Corp. (2) (793,700) (10,711,211)
Dentsu Group, Inc. (2) (488,500) (10,824,159)
Disco Corp. (2) (96,100) (28,468,994)
East Japan Railway Co. (2) (328,900) (7,074,946)
Ebara Corp. (2) (124,000) (2,378,032)
Eisai Co. Ltd. (2) (479,600) (13,774,312)
ENEOS Holdings, Inc. (2) (467,000) (2,314,841)
Fast Retailing Co. Ltd. (2) (65,700) (22,526,173)
Fuji Electric Co. Ltd. (2) (84,900) (3,909,807)
FUJIFILM Holdings Corp. (2) (1,620,600) (35,095,046)
Fujitsu Ltd. (2) (295,300) (7,163,796)
Hamamatsu Photonics KK (2) (146,500) (1,779,886)
Hoshizaki Corp. (2) (206,600) (7,119,034)
Idemitsu Kosan Co. Ltd. (2) (2,151,300) (13,046,308)
Isuzu Motors Ltd. (2) (797,300) (10,100,148)
ITOCHU Corp. (2) (127,600) (6,681,776)
Japan Post Insurance Co. Ltd. (2) (268,800) (6,085,701)
Japan Tobacco, Inc. (2) (532,300) (15,681,253)
JFE Holdings, Inc. (2) (706,300) (8,216,150)
Kawasaki Kisen Kaisha Ltd. (2) (516,800) (7,318,954)
KDDI Corp. (2) (1,174,800) (20,172,005)
Keisei Electric Railway Co. Ltd. (2) (881,700) (8,243,831)
Keyence Corp. (2) (35,200) (14,073,956)
Kikkoman Corp. (2) (594,200) (5,511,705)
Kintetsu Group Holdings Co. Ltd.
(2) (126,300) (2,391,479)
Kubota Corp. (2) (676,300) (7,626,569)
Kyocera Corp. (2) (1,527,400) (18,344,621)
Kyoto Financial Group, Inc. (2) (64,500) (1,153,195)
Lasertec Corp. (2) (185,700) (24,895,067)
M3, Inc. (2) (1,628,600) (22,371,607)
MINEBEA MITSUMI, Inc. (2) (278,100) (4,066,861)
Mitsubishi Corp. (2) (332,000) (6,633,985)
Mitsubishi HC Capital, Inc. (2) (1,139,200) (8,387,619)
Mitsubishi Heavy Industries Ltd. (2) (925,900) (23,170,081)
Mitsubishi Motors Corp. (2) (2,717,800) (7,684,476)
Mitsubishi UFJ Financial Group,
Inc. (2) (1,754,100) (23,914,684)
Mitsui & Co. Ltd. (2) (635,700) (12,955,551)
Mitsui OSK Lines Ltd. (2) (269,900) (9,014,588)
MonotaRO Co. Ltd. (2) (726,900) (14,309,648)
MS&AD Insurance Group
Holdings, Inc. (2) (280,400) (6,268,513)
Murata Manufacturing Co. Ltd. (2) (385,800) (5,702,390)
Nexon Co. Ltd. (2) (114,100) (2,298,156)
NIDEC Corp. (2) (224,300) (4,358,844)
INVESTMENTS SHARES VALUE ($)
Japan - (26.4)% (continued)
Nintendo Co. Ltd. (2) (641,900) (61,641,556)
Nippon Paint Holdings Co. Ltd. (2) (453,100) (3,643,950)
Nippon Sanso Holdings Corp. (2) (803,900) (30,420,789)
Nippon Telegraph & Telephone
Corp. (2) (1,800,500) (1,924,933)
Nissan Chemical Corp. (2) (295,100) (8,999,832)
Nissan Motor Co. Ltd. (2) (11,726,600) (28,373,439)
Nissin Foods Holdings Co. Ltd. (2) (618,600) (12,851,510)
Nitori Holdings Co. Ltd. (2) (253,900) (24,437,955)
Nitto Denko Corp. (2) (514,700) (9,939,615)
NOF Corp. (2) (133,900) (2,565,891)
Nomura Research Institute Ltd. (2) (465,600) (18,622,796)
Olympus Corp. (2) (605,700) (7,194,700)
Omron Corp. (2) (203,800) (5,493,725)
Ono Pharmaceutical Co. Ltd. (2) (819,900) (8,885,893)
Oriental Land Co. Ltd. (2) (2,187,500) (50,382,009)
Osaka Gas Co. Ltd. (2) (485,100) (12,442,780)
Otsuka Holdings Co. Ltd. (2) (291,100) (14,432,536)
Pan Pacific International Holdings
Corp. (2) (371,500) (12,777,771)
Rakuten Bank Ltd. (2) (210,600) (9,654,519)
Ricoh Co. Ltd. (2) (726,400) (6,855,330)
Rohm Co. Ltd. (2) (767,900) (9,775,880)
SCREEN Holdings Co. Ltd. (2) (251,500) (20,449,824)
SCSK Corp. (2) (227,000) (6,838,985)
Secom Co. Ltd. (2) (160,500) (5,765,951)
Seibu Holdings, Inc. (2) (428,200) (15,345,750)
Sekisui House Ltd. (2) (183,900) (4,047,518)
SG Holdings Co. Ltd. (2) (999,400) (11,131,312)
Sharp Corp. (2) (521,600) (2,535,689)
Shimadzu Corp. (2) (496,600) (12,277,444)
Shimano, Inc. (2) (122,600) (17,774,603)
Shin-Etsu Chemical Co. Ltd. (2) (77,700) (2,565,808)
Shiseido Co. Ltd. (2) (1,375,600) (24,569,114)
SMC Corp. (2) (40,400) (14,477,842)
SoftBank Group Corp. (2) (97,600) (7,096,108)
Sony Group Corp. (2) (886,300) (23,044,089)
Sumitomo Forestry Co. Ltd. (2) (1,494,900) (15,095,996)
Sumitomo Metal Mining Co. Ltd.
(2) (967,600) (23,846,480)
Suzuki Motor Corp. (2) (985,100) (11,876,593)
Sysmex Corp. (2) (250,600) (4,362,249)
Taisei Corp. (2) (81,300) (4,734,957)
TDK Corp. (2) (905,400) (10,568,333)
Terumo Corp. (2) (882,300) (16,191,864)
Toei Animation Co. Ltd. (2) (47,400) (1,080,863)
Toho Co. Ltd. (2) (119,300) (7,038,205)
Toyota Industries Corp. (2) (656,600) (74,105,667)
Unicharm Corp. (2) (1,772,600) (12,799,570)
West Japan Railway Co. (2) (366,600) (8,380,869)
Yakult Honsha Co. Ltd. (2) (301,000) (5,668,739)
Yamaha Motor Co. Ltd. (2) (3,498,600) (26,180,286)
Yaskawa Electric Corp. (2) (1,043,800) (23,603,666)
(1,373,057,485)
Luxembourg - ( 0 .2 ) %
Eurofins Scientific SE (2) (164,007) (11,688,008)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - ( 2 .9 ) %
Adyen NV (2)(b) (10,239) (18,804,305)
Aegon Ltd. (2) (728,453) (5,278,891)
Akzo Nobel NV (2) (132,118) (9,269,884)
BE Semiconductor Industries NV
(2) (139,574) (20,873,759)
EXOR NV (2) (66,736) (6,736,834)
Heineken NV (2) (35,762) (3,119,979)
IMCD NV (2) (43,480) (5,847,859)
Koninklijke Philips NV (2) (255,176) (6,127,375)
NXP Semiconductors NV (84,300) (18,418,707)
Randstad NV (2) (123,403) (5,703,805)
SBM Offshore NV (2) (57,668) (1,524,662)
Universal Music Group NV (2) (1,437,392) (46,629,803)
(148,335,863)
Norway - ( 0 .5 ) %
Gjensidige Forsikring ASA (2) (115,713) (2,933,319)
Mowi ASA (2) (200,743) (3,877,033)
Norsk Hydro ASA (2) (260,537) (1,491,939)
Orkla ASA (2) (1,001,215) (10,904,726)
Salmar ASA (107,845) (4,673,562)
Vend Marketplaces ASA, Class
A (2) (30,342) (1,072,750)
(24,953,329)
Poland - ( 0 .1 ) %
InPost SA (2) (305,868) (5,090,167)
Portugal - ( 0 .4 ) %
Galp Energia SGPS SA (2) (589,633) (10,793,731)
Jeronimo Martins SGPS SA (2) (320,314) (8,109,673)
(18,903,404)
Singapore - ( 0 .8 ) %
CapitaLand Investment Ltd. (2) (2,926,000) (6,099,722)
DBS Group Holdings Ltd. (2) (556,800) (19,656,199)
Keppel Ltd. (2) (1,382,700) (8,074,380)
Oversea-Chinese Banking Corp.
Ltd. (2) (153,600) (1,969,661)
Sembcorp Industries Ltd. (2) (439,700) (2,368,704)
STMicroelectronics NV (2) (106,068) (3,252,257)
(41,420,923)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (292,726) (8,628,948)
Valterra Platinum Ltd. (34,010) (1,493,862)
(10,122,810)
Spain - ( 1 .6 ) %
Acciona SA (2) (21,268) (3,835,989)
Amadeus IT Group SA (2) (329,578) (27,843,751)
CaixaBank SA (2) (1,283,435) (11,120,720)
Iberdrola SA (2) (1,452,103) (27,935,603)
Industria de Diseno Textil SA (2) (54,335) (2,834,480)
Redeia Corp. SA (2) (426,383) (9,123,631)
(82,694,174)
Sweden - ( 3 .4 ) %
AddTech AB, Class B (2) (219,082) (7,468,846)
Assa Abloy AB, Class B (2) (144,211) (4,508,562)
Atlas Copco AB, Class A (2) (1,774,015) (28,678,742)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.4)% (continued)
Axfood AB (2) (113,988) (3,369,897)
Beijer Ref AB, Class B (2) (214,428) (3,383,892)
Boliden AB (2) (207,584) (6,486,888)
Epiroc AB, Class A (2) (902,833) (19,645,514)
EQT AB (2) (240,628) (8,072,109)
H & M Hennes & Mauritz AB, Class
B (2) (1,845,470) (25,991,844)
Hexagon AB, Class B (2) (2,260,786) (22,787,815)
Holmen AB, Class B (2) (89,627) (3,550,317)
Indutrade AB (2) (89,617) (2,447,003)
Lifco AB, Class B (2) (334,696) (13,564,163)
Skandinaviska Enskilda Banken
AB, Class A (2) (1,041,684) (18,157,110)
SKF AB, Class B (2) (196,788) (4,520,280)
Svenska Cellulosa AB SCA, Class
B (2) (245,876) (3,197,067)
(175,830,049)
Switzerland - ( 5 .7 ) %
Bachem Holding AG, Class B (2) (116,852) (8,571,192)
Banque Cantonale Vaudoise
(Registered) (2) (9,814) (1,131,876)
Barry Callebaut AG (Registered)
(2) (29,484) (32,228,048)
Chocoladefabriken Lindt &
Spruengli AG (2) (872) (14,696,341)
Cie Financiere Richemont SA
(Registered) (2) (177,920) (33,668,312)
Clariant AG (Registered) (2) (285,057) (3,036,491)
EMS-Chemie Holding AG
(Registered) (2) (8,066) (6,097,926)
Galenica AG (2)(b) (10,316) (1,128,914)
Georg Fischer AG (Registered) (2) (137,685) (11,268,794)
Julius Baer Group Ltd. (2) (170,349) (11,555,598)
Partners Group Holding AG (2) (16,297) (21,321,795)
Sandoz Group AG (2) (251,439) (13,779,707)
Schindler Holding AG (2) (19,582) (7,291,753)
SIG Group AG (2) (850,255) (15,727,205)
Sonova Holding AG (Registered)
(2) (26,282) (7,837,962)
Straumann Holding AG
(Registered) (2) (54,054) (7,075,113)
Swatch Group AG (The) (2) (100,221) (16,362,175)
Swiss Life Holding AG (Registered)
(2) (21,926) (22,197,100)
Swisscom AG (Registered) (2) (46,407) (32,953,075)
Tecan Group AG (Registered) (2) (19,391) (3,968,311)
Temenos AG (Registered) (2) (38,237) (2,746,760)
UBS Group AG (Registered) (2) (257,310) (8,736,130)
VAT Group AG (2)(b) (34,007) (14,409,860)
(297,790,438)
United Kingdom - ( 5 .3 ) %
Ashtead Group plc (2) (119,759) (7,679,674)
Associated British Foods plc (2) (120,657) (3,409,086)
AstraZeneca plc (2) (74,576) (10,378,680)
Barratt Redrow plc (2) (2,045,048) (12,806,074)
Berkeley Group Holdings plc (2) (96,667) (5,121,895)
Bunzl plc (2) (44,871) (1,429,881)
ConvaTec Group plc (2)(b) (1,793,082) (7,102,484)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (5.3)% (continued)
Croda International plc (2) (64,239) (2,579,068)
Diageo plc (2) (575,693) (14,516,736)
Diploma plc (2) (71,474) (4,798,042)
Halma plc (2) (333,934) (14,677,777)
Harbour Energy plc (2) (1,303,486) (3,494,268)
Hikma Pharmaceuticals plc (2) (240,105) (6,552,232)
HSBC Holdings plc (2) (844,769) (10,218,488)
Inchcape plc (2) (117,157) (1,167,339)
Informa plc (2) (380,022) (4,207,300)
J Sainsbury plc (2) (1,453,578) (5,785,044)
JD Sports Fashion plc (2) (4,825,292) (5,884,323)
Legal & General Group plc (2) (2,717,731) (9,509,175)
Melrose Industries plc (2) (394,982) (2,876,727)
National Grid plc (2) (2,219,784) (32,583,461)
RELX plc (2) (168,638) (9,139,788)
Rentokil Initial plc (2) (787,616) (3,800,065)
RS GROUP plc (2) (285,719) (2,255,456)
Sage Group plc (The) (2) (356,993) (6,130,572)
Schroders plc (2) (216,886) (1,078,601)
Severn Trent plc (2) (219,069) (8,230,903)
Smith & Nephew plc (2) (298,790) (4,575,743)
Spectris plc (2) (54,451) (2,869,450)
Spirax Group plc (2) (87,164) (7,127,595)
SSE plc (2) (748,211) (18,840,058)
St James's Place plc (2) (444,524) (7,243,531)
Unilever plc (2) (252,869) (15,431,649)
Wise plc, Class A (2) (985,275) (14,075,041)
WPP plc (2) (740,474) (5,213,670)
(272,789,876)
United States - ( 112 .9 ) %
A O Smith Corp. (63,747) (4,179,891)
AAON, Inc. (280,852) (20,712,835)
AbbVie, Inc. (108,069) (20,059,768)
Acadia Healthcare Co., Inc. (69,287) (1,572,122)
Advance Auto Parts, Inc. (89,927) (4,180,706)
Advanced Drainage Systems, Inc. (167,838) (19,277,873)
Advanced Micro Devices, Inc. (50,934) (7,227,535)
Affirm Holdings, Inc., Class A (17,047) (1,178,630)
Aflac, Inc. (132,961) (14,022,067)
AGCO Corp. (147,086) (15,173,392)
Air Products and Chemicals, Inc. (192,254) (54,227,163)
Albertsons Cos., Inc., Class A (564,799) (12,148,826)
Alcoa Corp. (236,562) (6,980,945)
Alcon AG (2) (180,667) (16,022,088)
Alliant Energy Corp. (313,313) (18,946,037)
Ally Financial, Inc. (239,712) (9,336,782)
Alnylam Pharmaceuticals, Inc. (16,669) (5,435,594)
Alphabet, Inc., Class A (144,427) (25,452,370)
Amazon.com, Inc. (123,325) (27,056,272)
Amentum Holdings, Inc. (211,077) (4,983,528)
Ameren Corp. (152,077) (14,605,475)
American Airlines Group, Inc. (1,101,618) (12,360,154)
American Electric Power Co., Inc. (57,391) (5,954,890)
American Express Co. (41,584) (13,264,464)
American Homes 4 Rent, Class
A, REIT (53,956) (1,946,193)
American Tower Corp., REIT (30,369) (6,712,156)
American Water Works Co., Inc. (38,154) (5,307,603)
Americold Realty Trust, Inc., REIT (62,282) (1,035,750)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Amgen, Inc. (19,884) (5,551,812)
Amkor Technology, Inc. (272,552) (5,720,866)
Analog Devices, Inc. (4,664) (1,110,125)
Aon plc, Class A (50,972) (18,184,771)
Apollo Global Management, Inc. (115,923) (16,445,996)
Appfolio, Inc., Class A (51,157) (11,780,434)
Applied Industrial Technologies,
Inc. (9,505) (2,209,437)
AppLovin Corp., Class A (67,329) (23,570,536)
Arch Capital Group Ltd. (76,411) (6,957,222)
Archer-Daniels-Midland Co. (297,950) (15,725,801)
Armstrong World Industries, Inc. (12,013) (1,951,392)
Arthur J Gallagher & Co. (61,169) (19,581,420)
ASGN, Inc. (36,952) (1,845,013)
Assurant, Inc. (73,981) (14,610,508)
Automatic Data Processing, Inc. (69,524) (21,441,202)
AutoZone, Inc. (962) (3,571,165)
AvalonBay Communities, Inc.,
REIT (135,414) (27,556,749)
Avantor, Inc. (705,913) (9,501,589)
Avery Dennison Corp. (62,865) (11,030,922)
Avient Corp. (138,220) (4,465,888)
Avis Budget Group, Inc. (78,789) (13,319,280)
Azenta, Inc. (148,366) (4,566,705)
Baker Hughes Co., Class A (176,347) (6,761,144)
Bank of America Corp. (150,664) (7,129,420)
Baxter International, Inc. (371,480) (11,248,414)
Belden, Inc. (73,687) (8,532,955)
Bentley Systems, Inc., Class B (198,010) (10,686,600)
BILL Holdings, Inc. (116,844) (5,405,203)
Bio-Rad Laboratories, Inc., Class A (24,875) (6,002,835)
Bio-Techne Corp. (288,523) (14,844,508)
Blackbaud, Inc. (17,662) (1,134,077)
Blackrock, Inc. (8,859) (9,295,306)
Blackstone, Inc. (266,471) (39,858,732)
Block, Inc., Class A (119,516) (8,118,722)
Blue Owl Capital, Inc., Class A (679,211) (13,047,643)
Boeing Co. (The) (7,973) (1,670,583)
Brown & Brown, Inc. (122,286) (13,557,849)
Brown-Forman Corp., Class B (317,555) (8,545,405)
BRP, Inc. (159,709) (7,752,352)
Brunswick Corp. (87,601) (4,839,079)
Builders FirstSource, Inc. (24,020) (2,802,894)
Bunge Global SA (98,759) (7,928,373)
Burlington Stores, Inc. (37,034) (8,615,590)
BWX Technologies, Inc. (50,197) (7,231,380)
BXP, Inc., REIT (252,148) (17,012,426)
Cabot Corp. (42,367) (3,177,525)
Cadence Bank (176,537) (5,645,653)
Cadence Design Systems, Inc. (31,463) (9,695,323)
Caesars Entertainment, Inc. (145,992) (4,144,713)
Carlisle Cos., Inc. (10,571) (3,947,211)
Carnival Corp. (45,926) (1,291,439)
Carvana Co., Class A (15,592) (5,253,880)
Casey's General Stores, Inc. (13,719) (7,000,394)
Caterpillar, Inc. (26,748) (10,383,841)
Cava Group, Inc. (56,792) (4,783,590)
Cboe Global Markets, Inc. (42,025) (9,800,650)
CCC Intelligent Solutions Holdings,
Inc. (515,615) (4,851,937)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
CDW Corp. (37,605) (6,715,877)
Celanese Corp., Class A (266,528) (14,746,994)
Celsius Holdings, Inc. (97,590) (4,527,200)
CenterPoint Energy, Inc. (979,424) (35,984,038)
Certara, Inc. (747,944) (8,750,945)
CH Robinson Worldwide, Inc. (11,395) (1,093,350)
Charles River Laboratories
International, Inc. (47,811) (7,254,363)
Chemours Co. (The) (1,111,722) (12,729,217)
Chevron Corp. (68,512) (9,810,233)
Choice Hotels International, Inc. (268,832) (34,109,404)
Chord Energy Corp. (38,532) (3,731,824)
Church & Dwight Co., Inc. (66,884) (6,428,221)
Churchill Downs, Inc. (122,345) (12,356,845)
Cintas Corp. (8,090) (1,803,018)
Cisco Systems, Inc. (321,739) (22,322,252)
Civitas Resources, Inc. (165,248) (4,547,625)
Clarivate plc (2,143,428) (9,216,740)
Clearway Energy, Inc., Class C (373,824) (11,962,368)
Cleveland-Cliffs, Inc. (930,759) (7,073,768)
CMS Energy Corp. (88,733) (6,147,422)
CNH Industrial NV (219,029) (2,838,616)
Coca-Cola Co. (The) (651,749) (46,111,242)
Cognizant Technology Solutions
Corp., Class A (67,302) (5,251,575)
Coherent Corp. (89,521) (7,986,168)
Coinbase Global, Inc., Class A (61,355) (21,504,314)
Colgate-Palmolive Co. (236,201) (21,470,671)
Columbia Sportswear Co. (83,425) (5,095,599)
Comerica, Inc. (446,439) (26,630,086)
Commercial Metals Co. (36,964) (1,807,909)
Conagra Brands, Inc. (159,787) (3,270,840)
Confluent, Inc., Class A (269,810) (6,726,363)
ConocoPhillips (41,366) (3,712,185)
Consolidated Edison, Inc. (104,182) (10,454,664)
Constellation Brands, Inc., Class A (109,276) (17,777,020)
Constellation Energy Corp. (22,790) (7,355,700)
Copart, Inc. (257,647) (12,642,738)
Core & Main, Inc., Class A (263,132) (15,880,016)
Coterra Energy, Inc. (428,917) (10,885,913)
Coty, Inc., Class A (803,887) (3,738,075)
Cousins Properties, Inc., REIT (78,786) (2,365,944)
Crane NXT Co. (365,306) (19,689,993)
Credit Acceptance Corp. (16,213) (8,259,389)
Crocs, Inc. (58,889) (5,964,278)
Crown Castle, Inc., REIT (26,152) (2,686,595)
CSL Ltd. (2) (113,210) (17,882,724)
CSX Corp. (373,581) (12,189,948)
CubeSmart, REIT (272,498) (11,581,165)
Cullen/Frost Bankers, Inc. (31,310) (4,024,587)
Cytokinetics, Inc. (48,441) (1,600,491)
DaVita, Inc. (43,703) (6,225,492)
Deckers Outdoor Corp. (53,115) (5,474,563)
Deere & Co. (72,858) (37,047,564)
Diamondback Energy, Inc. (151,652) (20,836,985)
Dick's Sporting Goods, Inc. (57,745) (11,422,538)
Digital Realty Trust, Inc., REIT (52,284) (9,114,670)
Docusign, Inc., Class A (116,344) (9,062,034)
Domino's Pizza, Inc. (36,491) (16,442,845)
Donaldson Co., Inc. (15,549) (1,078,323)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Dow, Inc. (417,732) (11,061,543)
Doximity, Inc., Class A (71,185) (4,366,488)
Dropbox, Inc., Class A (226,358) (6,473,839)
DT Midstream, Inc. (90,877) (9,988,291)
Duke Energy Corp. (109,328) (12,900,704)
Dynatrace, Inc. (78,601) (4,339,561)
Eagle Materials, Inc. (11,078) (2,238,975)
EastGroup Properties, Inc., REIT (47,254) (7,897,088)
Eastman Chemical Co. (369,038) (27,552,377)
eBay, Inc. (31,172) (2,321,067)
EchoStar Corp., Class A (731,831) (20,271,719)
Elanco Animal Health, Inc. (813,563) (11,617,680)
Element Solutions, Inc. (111,900) (2,534,535)
Elevance Health, Inc. (12,897) (5,016,417)
elf Beauty, Inc. (41,773) (5,198,232)
Eli Lilly & Co. (17,222) (13,425,066)
Emerson Electric Co. (63,814) (8,508,321)
Ensign Group, Inc. (The) (102,371) (15,791,750)
Entegris, Inc. (221,573) (17,869,862)
Entergy Corp. (270,806) (22,509,395)
Envista Holdings Corp. (267,467) (5,226,305)
EPAM Systems, Inc. (18,021) (3,186,473)
EQT Corp. (49,211) (2,869,986)
Equinix, Inc., REIT (4,914) (3,908,940)
Equity Residential, REIT (149,163) (10,067,011)
Erie Indemnity Co., Class A (66,509) (23,064,656)
Esab Corp. (144,053) (17,365,589)
Essential Utilities, Inc. (99,532) (3,696,618)
Essex Property Trust, Inc., REIT (24,287) (6,882,936)
Estee Lauder Cos., Inc. (The),
Class A (39,851) (3,219,961)
Eversource Energy (162,487) (10,337,423)
Everus Construction Group, Inc. (20,138) (1,279,367)
Exelon Corp. (239,169) (10,384,718)
ExlService Holdings, Inc. (88,301) (3,866,701)
Expand Energy Corp. (14,970) (1,750,592)
Expeditors International of
Washington, Inc. (53,030) (6,058,678)
Experian plc (2) (23,053) (1,188,757)
Exponent, Inc. (20,000) (1,494,200)
Exxon Mobil Corp. (214,097) (23,079,657)
FactSet Research Systems, Inc. (22,771) (10,185,013)
Fastenal Co. (1,282,406) (53,861,052)
Ferrovial SE (2) (98,320) (5,244,654)
Fifth Third Bancorp (135,505) (5,573,321)
First Citizens BancShares, Inc.,
Class A (17,960) (35,138,201)
First Financial Bankshares, Inc. (29,527) (1,062,381)
First Solar, Inc. (168,669) (27,921,466)
FirstEnergy Corp. (187,063) (7,531,156)
Fiserv, Inc. (88,995) (15,343,628)
Five Below, Inc. (108,986) (14,296,783)
Five9, Inc. (423,441) (11,212,718)
Flagstar Financial, Inc. (1,972,211) (20,905,437)
Flex Ltd. (471,916) (23,558,047)
Floor & Decor Holdings, Inc., Class
A (71,372) (5,421,417)
Flowers Foods, Inc. (134,698) (2,152,474)
Fluor Corp. (78,550) (4,027,259)
FNB Corp. (603,532) (8,799,497)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Ford Motor Co. (2,057,594) (22,324,895)
Fortive Corp. (99,195) (5,171,035)
Fortune Brands Innovations, Inc. (84,409) (4,345,375)
Fox Corp., Class A (253,703) (14,217,516)
FTI Consulting, Inc. (33,059) (5,339,029)
Gaming and Leisure Properties,
Inc., REIT (200,083) (9,339,874)
GATX Corp. (85,413) (13,116,020)
GE HealthCare Technologies, Inc. (139,547) (10,336,246)
Gen Digital, Inc. (923,152) (27,140,669)
General Mills, Inc. (652,292) (33,795,249)
Gentex Corp. (731,612) (16,088,148)
Genuine Parts Co. (16,363) (1,984,996)
Glacier Bancorp, Inc. (220,007) (9,477,902)
Globant SA (209,915) (19,068,679)
Globus Medical, Inc., Class A (116,110) (6,852,812)
Goldman Sachs Group, Inc. (The) (13,043) (9,231,183)
Graco, Inc. (50,746) (4,362,634)
Graphic Packaging Holding Co. (346,613) (7,303,136)
GXO Logistics, Inc. (151,454) (7,375,810)
H&R Block, Inc. (124,802) (6,850,382)
Haemonetics Corp. (25,689) (1,916,656)
Haleon plc (2) (8,603,148) (44,217,013)
Hamilton Lane, Inc., Class A (151,997) (21,601,814)
Harley-Davidson, Inc. (108,223) (2,554,063)
Healthcare Realty Trust, Inc., REIT (205,597) (3,260,768)
Healthpeak Properties, Inc., REIT (77,619) (1,359,109)
Henry Schein, Inc. (218,126) (15,934,104)
Hershey Co. (The) (295,757) (49,080,874)
Hewlett Packard Enterprise Co. (361,918) (7,401,223)
Highwoods Properties, Inc., REIT (396,617) (12,330,823)
Hilton Grand Vacations, Inc. (515,988) (21,428,982)
Hims & Hers Health, Inc. (130,157) (6,488,326)
Hologic, Inc. (17,548) (1,143,428)
Home Depot, Inc. (The) (38,687) (14,184,202)
Honeywell International, Inc. (72,262) (16,828,375)
Hormel Foods Corp. (38,245) (1,156,911)
Howmet Aerospace, Inc. (57,486) (10,699,869)
HP, Inc. (248,763) (6,084,743)
Hubbell, Inc., Class B (62,499) (25,525,217)
Huntington Ingalls Industries, Inc. (13,851) (3,344,462)
Hyatt Hotels Corp., Class A (117,347) (16,387,509)
IAC, Inc. (62,558) (2,335,916)
IDACORP, Inc. (215,392) (24,867,006)
IDEX Corp. (55,009) (9,657,930)
Independence Realty Trust, Inc.,
REIT (846,187) (14,969,048)
Ingersoll Rand, Inc. (256,012) (21,295,078)
Insperity, Inc. (111,712) (6,716,125)
Insulet Corp. (3,826) (1,202,053)
International Paper Co. (556,171) (26,045,488)
Intuitive Surgical, Inc. (11,750) (6,385,068)
Ionis Pharmaceuticals, Inc. (887,791) (35,076,622)
Iridium Communications, Inc. (239,824) (7,235,490)
Iron Mountain, Inc., REIT (37,734) (3,870,376)
J M Smucker Co. (The) (48,299) (4,742,962)
Jack Henry & Associates, Inc. (123,443) (22,240,725)
James Hardie Industries plc,
CHESS (2) (637,416) (17,116,739)
Jones Lang LaSalle, Inc. (29,797) (7,621,477)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
JPMorgan Chase & Co. (45,028) (13,054,067)
Kenvue, Inc. (1,140,296) (23,866,395)
KeyCorp (622,196) (10,838,654)
Kilroy Realty Corp., REIT (155,849) (5,347,179)
Kimberly-Clark Corp. (37,728) (4,863,894)
Kimco Realty Corp., REIT (213,344) (4,484,491)
Kinder Morgan, Inc. (269,846) (7,933,472)
Kinsale Capital Group, Inc. (24,362) (11,788,772)
Kite Realty Group Trust, REIT (213,711) (4,840,554)
KKR & Co., Inc. (61,518) (8,183,740)
KLA Corp. (27,136) (24,306,801)
Knife River Corp. (176,547) (14,413,297)
Kohl's Corp. (195,128) (1,654,685)
Kraft Heinz Co. (The) (394,855) (10,195,156)
Kroger Co. (The) (39,794) (2,854,424)
L3Harris Technologies, Inc. (79,379) (19,911,428)
Lam Research Corp. (146,470) (14,257,390)
Lamb Weston Holdings, Inc. (58,994) (3,058,839)
Landstar System, Inc. (27,336) (3,800,251)
Lantheus Holdings, Inc. (205,234) (16,800,455)
Lattice Semiconductor Corp. (403,774) (19,780,888)
Leggett & Platt, Inc. (908,680) (8,105,426)
Lennar Corp., Class A (59,527) (6,584,281)
Liberty Media Corp.-Liberty Live,
Class C (59,224) (4,806,620)
Linde plc (17,470) (8,196,575)
Lithia Motors, Inc., Class A (3,728) (1,259,393)
Live Nation Entertainment, Inc. (73,152) (11,066,435)
LKQ Corp. (66,395) (2,457,279)
Lowe's Cos., Inc. (21,759) (4,827,669)
LPL Financial Holdings, Inc. (38,206) (14,326,104)
Lucid Group, Inc. (5,265,039) (11,109,232)
Lumentum Holdings, Inc. (153,738) (14,614,334)
M&T Bank Corp. (98,771) (19,160,586)
Macy's, Inc. (355,892) (4,149,701)
Madison Square Garden Sports
Corp., Class A (5,744) (1,200,209)
Maplebear, Inc. (157,907) (7,143,713)
Markel Group, Inc. (3,717) (7,424,187)
Marriott International, Inc., Class A (59,257) (16,189,605)
Marsh & McLennan Cos., Inc. (89,854) (19,645,679)
Martin Marietta Materials, Inc. (10,813) (5,935,904)
Masco Corp. (46,899) (3,018,420)
Masimo Corp. (91,185) (15,339,141)
Mastercard, Inc., Class A (8,492) (4,771,994)
Match Group, Inc. (133,706) (4,130,178)
McDonald's Corp. (138,595) (40,493,301)
MDU Resources Group, Inc. (170,555) (2,843,152)
Medical Properties Trust, Inc.,
REIT (406,712) (1,752,929)
Medtronic plc (151,753) (13,228,309)
Meta Platforms, Inc., Class A (19,143) (14,129,257)
Mettler-Toledo International, Inc. (2,267) (2,663,090)
Microchip Technology, Inc. (153,188) (10,779,840)
Microsoft Corp. (154,859) (77,028,414)
MicroStrategy, Inc., Class A (57,429) (23,214,525)
Mid-America Apartment
Communities, Inc., REIT (167,855) (24,844,219)
Middleby Corp. (The) (32,195) (4,636,080)
MKS, Inc. (72,462) (7,199,824)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Moderna, Inc. (219,193) (6,047,535)
Mondelez International, Inc., Class
A (623,011) (42,015,862)
Monolithic Power Systems, Inc. (3,962) (2,897,728)
Moody's Corp. (12,696) (6,368,187)
Morgan Stanley (318,342) (44,841,654)
Motorola Solutions, Inc. (34,720) (14,598,371)
MP Materials Corp. (431,336) (14,350,549)
MSA Safety, Inc. (28,531) (4,779,798)
MSC Industrial Direct Co., Inc.,
Class A (22,706) (1,930,464)
Murphy USA, Inc. (24,926) (10,139,897)
National Storage Affiliates Trust,
REIT (507,917) (16,248,265)
nCino, Inc. (814,724) (22,787,830)
Neogen Corp. (440,001) (2,103,205)
Nestle SA (Registered) (2) (195,433) (19,431,194)
Netflix, Inc. (25,451) (34,082,198)
New Fortress Energy, Inc. (1,175,903) (3,903,998)
NewMarket Corp. (6,105) (4,217,700)
NextEra Energy, Inc. (91,329) (6,340,059)
NEXTracker, Inc., Class A (150,895) (8,204,161)
NIKE, Inc., Class B (452,731) (32,162,010)
NiSource, Inc. (295,085) (11,903,729)
Nordson Corp. (46,051) (9,871,953)
Norfolk Southern Corp. (50,895) (13,027,593)
Novanta, Inc. (52,367) (6,751,677)
NRG Energy, Inc. (97,239) (15,614,639)
nVent Electric plc (70,177) (5,140,465)
NVR, Inc. (856) (6,322,125)
Old Dominion Freight Line, Inc. (51,769) (8,402,109)
Old National Bancorp (753,580) (16,081,397)
Ollie's Bargain Outlet Holdings,
Inc. (45,110) (5,944,596)
ONE Gas, Inc. (130,093) (9,348,483)
ONEOK, Inc. (275,410) (22,481,718)
Option Care Health, Inc. (239,061) (7,764,701)
O'Reilly Automotive, Inc. (518,260) (46,710,774)
Ormat Technologies, Inc. (131,489) (11,013,519)
Parker-Hannifin Corp. (26,510) (18,516,440)
Paychex, Inc. (308,932) (44,937,249)
Paycom Software, Inc. (108,196) (25,036,554)
Penn Entertainment, Inc. (921,702) (16,470,815)
Performance Food Group Co. (154,040) (13,473,879)
Permian Resources Corp., Class A (637,170) (8,678,255)
Perrigo Co. plc (318,599) (8,512,965)
Phillips 66 (45,505) (5,428,747)
Pinnacle Financial Partners, Inc. (13,923) (1,537,238)
Pinnacle West Capital Corp. (89,827) (8,036,822)
Planet Fitness, Inc., Class A (71,681) (7,816,813)
Plug Power, Inc. (645,030) (961,095)
Pool Corp. (66,862) (19,488,936)
Post Holdings, Inc. (9,528) (1,038,838)
Power Integrations, Inc. (81,781) (4,571,558)
PPL Corp. (494,597) (16,761,892)
Premier, Inc., Class A (292,711) (6,419,152)
Procore Technologies, Inc. (59,582) (4,076,600)
Procter & Gamble Co. (The) (177,809) (28,328,530)
Prologis, Inc., REIT (114,177) (12,002,286)
PTC, Inc. (60,626) (10,448,285)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Public Service Enterprise Group,
Inc. (117,416) (9,884,079)
PulteGroup, Inc. (55,219) (5,823,396)
QIAGEN NV (2) (39,104) (1,884,016)
Qorvo, Inc. (20,054) (1,702,785)
QUALCOMM, Inc. (14,278) (2,273,914)
Quanta Services, Inc. (19,679) (7,440,236)
QuantumScape Corp. (1,690,637) (11,361,081)
Quest Diagnostics, Inc. (174,428) (31,332,502)
Ralliant Corp. (33,065) (1,603,322)
Rayonier, Inc., REIT (133,638) (2,964,091)
RBC Bearings, Inc. (35,450) (13,641,160)
Realty Income Corp., REIT (214,400) (12,351,584)
Regal Rexnord Corp. (48,721) (7,062,596)
Regency Centers Corp., REIT (236,991) (16,880,869)
Regions Financial Corp. (559,319) (13,155,183)
Reliance, Inc. (7,179) (2,253,488)
Repligen Corp. (131,894) (16,404,976)
ResMed, Inc. (37,109) (9,574,122)
Revvity, Inc. (328,164) (31,740,022)
Rexford Industrial Realty, Inc.,
REIT (187,894) (6,683,390)
RH (73,019) (13,801,321)
Rivian Automotive, Inc., Class A (197,806) (2,717,854)
RLI Corp. (125,222) (9,043,533)
Rockwell Automation, Inc. (3,330) (1,106,126)
Roivant Sciences Ltd. (1,947,093) (21,943,738)
Roper Technologies, Inc. (2,882) (1,633,633)
Royal Caribbean Cruises Ltd. (161,345) (50,523,573)
RPM International, Inc. (214,507) (23,561,449)
RTX Corp. (178,604) (26,079,756)
Ryan Specialty Holdings, Inc.,
Class A (372,392) (25,318,932)
S&P Global, Inc. (14,450) (7,619,341)
Saia, Inc. (23,287) (6,380,405)
Sarepta Therapeutics, Inc. (113,496) (1,940,782)
Schneider National, Inc., Class B (205,794) (4,969,925)
Sealed Air Corp. (84,041) (2,607,792)
SEI Investments Co. (121,181) (10,889,325)
Sempra (253,056) (19,174,053)
Sensata Technologies Holding plc (187,762) (5,653,514)
SharkNinja, Inc. (41,806) (4,138,376)
Sherwin-Williams Co. (The) (36,726) (12,610,239)
Shift4 Payments, Inc., Class A (475,318) (47,108,767)
Silgan Holdings, Inc. (216,940) (11,753,809)
Simon Property Group, Inc., REIT (51,840) (8,333,798)
Simpson Manufacturing Co., Inc. (52,319) (8,125,664)
Skyworks Solutions, Inc. (156,176) (11,638,236)
Snap-on, Inc. (22,416) (6,975,411)
SoFi Technologies, Inc. (552,346) (10,058,221)
Solventum Corp. (32,601) (2,472,460)
Somnigroup International, Inc. (394,415) (26,839,941)
Sonoco Products Co. (47,527) (2,070,276)
Sotera Health Co. (424,312) (4,718,349)
Southern Co. (The) (496,493) (45,592,952)
SouthState Corp. (97,681) (8,989,582)
Southwest Airlines Co. (316,700) (10,273,748)
Southwest Gas Holdings, Inc. (109,204) (8,123,686)
STAG Industrial, Inc., REIT (270,521) (9,814,502)
Starbucks Corp. (630,897) (57,809,092)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Stellantis NV (2) (751,367) (7,525,793)
Stryker Corp. (69,817) (27,621,700)
Sun Communities, Inc., REIT (138,628) (17,535,056)
Super Micro Computer, Inc. (161,351) (7,907,813)
Synopsys, Inc. (45,079) (23,111,102)
Sysco Corp. (227,613) (17,239,409)
T. Rowe Price Group, Inc. (38,373) (3,702,995)
Target Corp. (101,885) (10,050,955)
TD SYNNEX Corp. (120,227) (16,314,804)
Teledyne Technologies, Inc. (32,810) (16,808,891)
Tenaris SA (2) (304,956) (5,716,304)
Teradyne, Inc. (80,593) (7,246,923)
Terex Corp. (127,144) (5,936,353)
Tesla, Inc. (15,604) (4,956,767)
Tetra Tech, Inc. (176,949) (6,363,086)
Texas Instruments, Inc. (125,545) (26,065,653)
The Campbell's Co. (245,099) (7,512,284)
Thor Industries, Inc. (389,368) (34,579,772)
Timken Co. (The) (66,456) (4,821,383)
Toast, Inc., Class A (220,617) (9,771,127)
TopBuild Corp. (30,987) (10,031,731)
TPG, Inc. (541,121) (28,381,796)
Tractor Supply Co. (459,851) (24,266,337)
TransDigm Group, Inc. (20,752) (31,556,321)
Trex Co., Inc. (182,195) (9,907,764)
TripAdvisor, Inc. (299,895) (3,913,630)
Twilio, Inc., Class A (44,489) (5,532,652)
Tyler Technologies, Inc. (25,342) (15,023,751)
Ubiquiti, Inc. (27,516) (11,326,961)
UFP Industries, Inc. (32,659) (3,244,998)
U-Haul Holding Co. (1,508) (91,324)
U-Haul Holding Co. (92,885) (5,050,157)
Ultragenyx Pharmaceutical, Inc. (71,201) (2,588,868)
UMB Financial Corp. (100,380) (10,555,961)
Under Armour, Inc., Class A (2,576,608) (17,598,233)
United Bankshares, Inc. (57,335) (2,088,714)
United Rentals, Inc. (23,307) (17,559,494)
Unity Software, Inc. (617,955) (14,954,511)
Universal Display Corp. (58,154) (8,982,467)
UWM Holdings Corp., Class A (265,258) (1,098,168)
Vail Resorts, Inc. (85,413) (13,420,945)
Valaris Ltd. (379,516) (15,981,419)
Valvoline, Inc. (225,854) (8,553,091)
Verisk Analytics, Inc., Class A (63,788) (19,869,962)
Verizon Communications, Inc. (374,490) (16,204,182)
Vertex Pharmaceuticals, Inc. (24,078) (10,719,526)
Viatris, Inc. (261,909) (2,338,847)
VICI Properties, Inc., Class A,
REIT (443,223) (14,449,070)
Viking Therapeutics, Inc. (480,221) (12,725,857)
Visteon Corp. (15,675) (1,462,478)
Vistra Corp. (37,132) (7,196,553)
Vornado Realty Trust, REIT (333,227) (12,742,600)
Voya Financial, Inc. (56,825) (4,034,575)
Warner Bros Discovery, Inc. (1,737,751) (19,914,626)
Warner Music Group Corp., Class
A (325,655) (8,870,842)
Waste Connections, Inc. (90,905) (16,973,782)
Waste Management, Inc. (57,412) (13,137,014)
Watsco, Inc. (7,388) (3,262,689)
INVESTMENTS SHARES VALUE ($)
United States - (112.9)% (continued)
Webster Financial Corp. (53,580) (2,925,468)
Wells Fargo & Co. (117,627) (9,424,275)
Welltower, Inc., REIT (51,479) (7,913,867)
Western Alliance Bancorp (87,604) (6,831,360)
Westlake Corp. (42,960) (3,261,953)
Weyerhaeuser Co., REIT (248,812) (6,391,980)
Whirlpool Corp. (58,657) (5,948,993)
White Mountains Insurance Group
Ltd. (1,276) (2,291,339)
Williams-Sonoma, Inc. (101,173) (16,528,633)
WillScot Holdings Corp. (398,738) (10,925,421)
Wintrust Financial Corp. (98,598) (12,224,180)
WP Carey, Inc., REIT (319,803) (19,949,311)
WW Grainger, Inc. (5,589) (5,813,901)
Wynn Resorts Ltd. (278,563) (26,092,996)
XPO, Inc. (180,806) (22,833,990)
Xylem, Inc. (32,679) (4,227,355)
YETI Holdings, Inc. (229,463) (7,232,674)
(5,865,063,524)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (323,053) (5,738,683)
TOTAL COMMON STOCKS
(Proceeds $(9,946,639,157))                                                     (9,806,651,672)
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (555,284) (27,444,308)
Henkel AG & Co. KGaA
(Preference) (2) (165,591) (13,012,734)
Sartorius AG (Preference) (2) (19,085) (4,860,908)
Volkswagen AG (Preference) (2) (120,287) (12,715,955)
TOTAL PREFERRED STOCKS
(Proceeds $(69,957,360))                                                     (58,033,905)
TOTAL SHORT POSITIONS
(Proceeds $(10,016,596,517)) (9,864,685,577)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.5%
(Cost $3,269,818,204) 4,703,133,563
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.5% ‡ 492,068,262
NET ASSETS - 100.0% 5,195,201,825

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $10,301,875,634, which is inclusive of rehypothecated amounts disclosed below. In addition, $491,206,614 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $153,707,955 of investment in securities and $(93,327,054) of securities sold short, which represents 2.96% and (1.80)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $1,341,173,799.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 37,036,479 0 .7%
Consumer Discretionary 109,857,788 2 .1
Consumer Staples (311,083,007) ( 6 .0 )
Energy 35,247,913 0 .7
Financials 659,031,460 12 .7
Health Care 179,972,846 3 .5
Industrials 294,300,133 5 .7
Information Technology 41,501,350 0 .8
Materials (88,885,399) ( 1 .7 )
Real Estate (251,429,244) ( 4 .8 )
Utilities (153,910,899) ( 3 .1 )
Investment Companies 1,897,372,701 36 .5
U.S. Treasury Obligations 2,254,121,442 43 .4
Total Investments In Securities
At Value 4,703,133,563 90 .5
Other Assets in Excess of
Liabilities ‡ 492,068,262 9 .5
Net Assets
$ 5,195,201,825 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 36.5%
INVESTMENT COMPANIES - 36.5%
Limited Purpose
Cash Investment
Fund,
4.33% (a)
(Cost
$1,893,692,752) $531,744,456 $6,623,010,807 $(5,260,853,302) $(54,678) $98,122 $1,893,945,405 1,894,513,759 $23,942,182 $–
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 CAD 20,964,681 $ 213,089
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 JPY 4,886,935,059 835,805
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 SGD 4,024,944 39,222
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 SEK 55,471,103 39,800
Total unrealized appreciation 1,127,916
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR 13,168,224 (111,842)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 07/30/2025 HKD 4,816,800 (2,858)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2025 HKD 22,879,800 (17,329)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/19/2025 CHF 32,727,750 (462,330)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 AUD 16,152,244 $ (70,597)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.48%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 11,082,219 (174,355)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 12,450,045 (123,160)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.27%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 6,700,811 (63,605)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.54%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 8,387,623 (198,849)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.34%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 5,666,628 (57,978)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.48%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 CHF 9,421,985 (360,234)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 GBP 12,741,957 $ (235,289)
Total unrealized depreciation (1,878,426)
Net unrealized depreciation $ (750,510)
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 476 7/2025 EUR $ 43,006,012 $ (42,630)
Hang Seng Index 40 7/2025 HKD 6,136,090 (34,674)
IBEX 35 Index 77 7/2025 EUR 12,626,465 78,679
MSCI Singapore Index 219 7/2025 SGD 7,083,268 85,561
OMXS30 Index 543 7/2025 SEK 14,308,353 111,584
DAX Index 35 9/2025 EUR 24,787,455 596,190
FTSE 100 Index 488 9/2025 GBP 58,876,747 (412,269)
FTSE/MIB Index 49 9/2025 EUR 11,501,198 86,787
S&P 500 E-Mini Index 4,769 9/2025 USD 1,491,206,687 47,941,483
S&P/TSX 60 Index 241 9/2025 CAD 56,633,009 733,042
SPI 200 Index 159 9/2025 AUD 22,334,041 23
TOPIX Index 451 9/2025 JPY 89,429,568 2,172,934
Net unrealized appreciation $ 51,316,710
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 49,648,500 USD 32,198,190 CITI 9/17/2025 $ 531,150
AUD 49,648,500 USD 32,198,093 JPMC 9/17/2025 531,247
CAD 52,199,705 USD 38,255,264 CITI 9/17/2025 229,067
CAD 52,199,705 USD 38,255,149 JPMC 9/17/2025 229,181
CHF 23,408,000 USD 28,867,065 CITI 9/17/2025 926,404
CHF 23,408,000 USD 28,866,981 JPMC 9/17/2025 926,488
DKK 48,338,722 USD 7,412,752 CITI 9/17/2025 264,196
DKK 48,338,721 USD 7,412,716 JPMC 9/17/2025 264,232
EUR 93,398,500 USD 106,939,516 CITI 9/17/2025 3,653,302
EUR 93,398,501 USD 106,939,130 JPMC 9/17/2025 3,653,690
GBP 33,300,001 USD 45,037,518 CITI 9/17/2025 694,773
GBP 33,300,000 USD 45,037,354 JPMC 9/17/2025 694,936
ILS 9,350,000 USD 2,618,374 CITI 9/17/2025 160,303
ILS 9,350,000 USD 2,618,362 JPMC 9/17/2025 160,315
JPY 2,062,449,375 USD 14,327,769 CITI 9/17/2025 121,380

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 2,062,449,375 USD 14,327,698 JPMC 9/17/2025 $ 121,451
NOK 15,894,000 USD 1,567,910 CITI 9/17/2025 9,729
NOK 15,894,000 USD 1,567,905 JPMC 9/17/2025 9,734
NZD 660,500 USD 393,187 CITI 9/17/2025 10,483
NZD 660,499 USD 393,184 JPMC 9/17/2025 10,485
SEK 102,090,999 USD 10,735,623 CITI 9/17/2025 111,008
SEK 102,091,002 USD 10,735,570 JPMC 9/17/2025 111,061
SGD 6,999,505 USD 5,464,298 CITI 9/17/2025 72,151
SGD 6,999,495 USD 5,464,268 JPMC 9/17/2025 72,173
USD 7,387,720 HKD 57,434,500 CITI 9/17/2025 22,021
USD 7,387,746 HKD 57,434,500 JPMC 9/17/2025 22,047
USD 67,798,182 JPY 9,610,312,501 CITI 9/17/2025 470,062
USD 67,798,373 JPY 9,610,312,500 JPMC 9/17/2025 470,253
USD 37,240 NOK 375,000 CITI 9/17/2025 17
USD 37,240 NOK 375,000 JPMC 9/17/2025 17
Total unrealized appreciation 14,553,356
HKD 41,970,000 USD 5,398,844 CITI 9/17/2025 (16,393)
HKD 41,970,000 USD 5,398,825 JPMC 9/17/2025 (16,374)
JPY 7,367,348,126 USD 51,929,273 CITI 9/17/2025 (314,958)
JPY 7,367,348,125 USD 51,929,101 JPMC 9/17/2025 (314,786)
USD 10,234,957 AUD 15,737,000 CITI 9/17/2025 (139,206)
USD 10,234,977 AUD 15,737,000 JPMC 9/17/2025 (139,186)
USD 118,806,353 EUR 103,197,060 CITI 9/17/2025 (3,388,904)
USD 118,806,714 EUR 103,197,061 JPMC 9/17/2025 (3,388,544)
USD 21,200,021 GBP 15,652,000 CITI 9/17/2025 (295,529)
USD 21,200,072 GBP 15,652,000 JPMC 9/17/2025 (295,477)
USD 34,218,814 JPY 4,918,437,500 CITI 9/17/2025 (238,874)
USD 34,218,937 JPY 4,918,437,500 JPMC 9/17/2025 (238,751)
USD 110,986 NOK 1,125,000 CITI 9/17/2025 (681)
USD 110,987 NOK 1,125,000 JPMC 9/17/2025 (681)
USD 18,908 SEK 179,618 CITI 9/17/2025 (176)
USD 18,908 SEK 179,621 JPMC 9/17/2025 (176)
USD 5,114,703 SGD 6,551,648 CITI 9/17/2025 (67,501)
USD 5,114,714 SGD 6,551,637 JPMC 9/17/2025 (67,481)
Total unrealized depreciation (8,923,678)
Net unrealized appreciation $ 5,629,678

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Total return basket swap contracts outstanding as of June 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $(5) $– $(5)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
39 months
maturity
08/24/2028
$– $2 $– $2
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 93,391,306 $ 93,391,306
BNPP
Cash 12,903 – 12,903
CITI
Cash (2,481,445) – (2,481,445)
Investment Companies 3,427,296 – 3,427,296
GSIN
Cash 3,506,334 – 3,506,334
U.S. Treasury Bills 2,609,885 – 2,609,885
JPMC
U.S. Treasury Bills 19,934,047 – 19,934,047

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 326.3%
COMMON STOCKS - 263.5%
Australia - 9 .1%
AGL Energy Ltd. (2)(a) 621 3,982
ANZ Group Holdings Ltd. (2)(a) 2,386 45,757
Aristocrat Leisure Ltd. (2)(a) 674 28,877
Aurizon Holdings Ltd. (2)(a) 784 1,564
BHP Group Ltd. (2)(a) 208 5,004
BlueScope Steel Ltd. (2)(a) 984 14,995
CAR Group Ltd. (2)(a) 75 1,847
Commonwealth Bank of Australia
(2)(a) 50 6,085
Computershare Ltd. (2)(a) 1,646 43,181
Evolution Mining Ltd. (2)(a) 10,175 52,975
Fortescue Ltd. (2)(a) 1,225 12,314
Harvey Norman Holdings Ltd. (2)
(a) 1,452 5,038
IGO Ltd. (2)(a) 4,401 12,125
JB Hi-Fi Ltd. (2)(a) 288 20,928
Medibank Pvt Ltd. (2)(a) 2,974 9,876
Mineral Resources Ltd. (2)*(a) 697 9,903
Northern Star Resources Ltd. (2)
(a) 2,687 33,190
Orica Ltd. (2)(a) 961 12,340
Pro Medicus Ltd. (2)(a) 217 40,608
Qantas Airways Ltd. (2)(a) 714 5,044
QBE Insurance Group Ltd. (2)(a) 2,515 38,729
REA Group Ltd. (2)(a) 57 9,026
SEEK Ltd. (2)(a) 959 15,177
Sonic Healthcare Ltd. (2)(a) 518 9,143
South32 Ltd. (2)(a) 8,392 16,036
Suncorp Group Ltd. (2)(a) 1,169 16,660
Technology One Ltd. (2)(a) 971 26,174
Telstra Group Ltd. (2)(a) 12,215 38,949
Whitehaven Coal Ltd. (2)(a) 871 3,109
WiseTech Global Ltd. (2)(a) 207 14,845
553,481
Belgium - 0 .9%
Ageas SA/NV (2)(a) 221 14,950
Anheuser-Busch InBev SA/NV (2)
(a) 381 26,213
Liberty Global Ltd., Class A *(a) 319 3,193
Umicore SA (2)(a) 784 11,570
55,926
Brazil - 0 .7%
MercadoLibre, Inc. * 3 7,841
Wheaton Precious Metals Corp. 393 35,342
Yara International ASA (2) 41 1,513
44,696
Canada - 9 .1%
Agnico Eagle Mines Ltd. (a) 98 11,676
Alamos Gold, Inc., Class A (a) 620 16,491
Alimentation Couche-Tard, Inc. (a) 30 1,491
ARC Resources Ltd. (a) 551 11,617
Atco Ltd., Class I (a) 232 8,651
Bank of Nova Scotia (The) (a) 1,023 56,568
INVESTMENTS SHARES VALUE ($)
Canada - 9.1% (continued)
Brookfield Infrastructure Corp.,
Class A (a) 72 2,996
Canadian National Railway Co. (a) 319 33,239
Canadian Natural Resources Ltd.
(a) 836 26,276
Capstone Copper Corp. *(a) 289 1,774
CCL Industries, Inc., Class B (a) 70 4,082
Celestica, Inc. *(a) 212 33,123
Cenovus Energy, Inc. (a) 1,011 13,757
CGI, Inc. (a) 39 4,096
Constellation Software, Inc. (a) 5 18,334
Empire Co. Ltd., Class A (a) 415 17,222
Fairfax Financial Holdings Ltd. (a) 8 14,440
Finning International, Inc. (a) 105 4,489
Franco-Nevada Corp. (a) 11 1,806
George Weston Ltd. (a) 159 31,889
iA Financial Corp., Inc. (a) 74 8,113
Intact Financial Corp. (a) 7 1,628
Loblaw Cos. Ltd. (a) 311 51,443
Lundin Gold, Inc. (a) 610 32,208
Magna International, Inc. (a) 71 2,745
Manulife Financial Corp. (a) 98 3,133
Metro, Inc., Class A (a) 262 20,581
Pan American Silver Corp. (a) 262 7,434
Quebecor, Inc., Class B (a) 410 12,480
Saputo, Inc. (a) 78 1,596
Stantec, Inc. (a) 84 9,140
Sun Life Financial, Inc. (a) 51 3,394
Suncor Energy, Inc. (a) 711 26,633
TFI International, Inc. (a) 276 24,776
Toronto-Dominion Bank (The) (a) 102 7,502
Tourmaline Oil Corp. (a) 511 24,654
Whitecap Resources, Inc. (a) 864 5,805
557,282
China - 1 .0%
Prosus NV (2) 619 34,729
Wilmar International Ltd. (2) 8,200 18,510
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,100 5,410
58,649
Denmark - 3 .5%
AP Moller - Maersk A/S, Class B
(2)(a) 11 20,457
Danske Bank A/S (2)(a) 1,220 49,829
Genmab A/S (2)*(a) 180 37,380
ISS A/S (2)(a) 589 16,439
Jyske Bank A/S (Registered) (2)(a) 127 12,851
Pandora A/S (2)(a) 187 32,949
ROCKWOOL A/S, Class B (2)(a) 281 13,171
Royal Unibrew A/S (a) 96 7,844
Vestas Wind Systems A/S (2)(a) 1,461 21,946
212,866
Finland - 2 .6%
Elisa OYJ (2)(a) 364 20,232
Kone OYJ, Class B (2)(a) 352 23,190
Nordea Bank Abp (2)(a) 3,811 56,546
Sampo OYJ, Class A (2)(a) 1,465 15,767

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 2.6% (continued)
UPM-Kymmene OYJ (2)(a) 723 19,744
Wartsila OYJ Abp (2)(a) 1,079 25,501
160,980
France - 12 .0%
Accor SA (2)(a) 87 4,560
Air France-KLM (2)*(a) 1,953 21,377
Amundi SA (2)(a)(b) 111 8,997
BNP Paribas SA (2)(a) 652 58,485
Bouygues SA (2)(a) 818 36,994
Carrefour SA (2)(a) 3,453 48,709
Credit Agricole SA (2)(a) 1,182 22,361
Dassault Aviation SA (2)(a) 71 25,104
Eiffage SA (2)(a) 237 33,302
FDJ UNITED (2)(a)(b) 41 1,609
Gaztransport Et Technigaz SA (2)
(a) 54 10,682
Hermes International SCA (2)(a) 8 21,687
Ipsen SA (2)(a) 56 6,671
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 57 29,833
Orange SA (2)(a) 2,457 37,416
Renault SA (2)(a) 510 23,534
Safran SA (2)(a) 240 78,269
SCOR SE (2)(a) 376 12,488
Societe Generale SA (2)(a) 909 51,999
Sodexo SA (2)(a) 52 3,200
Teleperformance SE (2)(a) 106 10,296
Thales SA (2)(a) 101 29,823
TotalEnergies SE (2)(a) 865 52,870
Valeo SE (2)(a) 1,436 15,763
Vinci SA (2)(a) 523 77,126
Vivendi SE (2)(a) 2,119 7,310
730,465
Germany - 7 .2%
adidas AG (2)(a) 7 1,634
Allianz SE (Registered) (2)(a) 202 81,978
Bayer AG (Registered) (2)(a) 444 13,377
Continental AG (2)(a) 174 15,186
Deutsche Lufthansa AG
(Registered) (2)(a) 2,478 21,037
E.ON SE (2)(a) 1,474 27,159
Evonik Industries AG (2)(a) 583 12,044
Freenet AG (2)(a) 48 1,565
Fresenius Medical Care AG (2)(a) 546 31,371
GEA Group AG (2)(a) 252 17,665
Hannover Rueck SE (2)(a) 11 3,466
Knorr-Bremse AG (2)(a) 54 5,238
Mercedes-Benz Group AG (2)(a) 575 33,500
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 17 11,039
Nemetschek SE (2)(a) 123 17,834
Rational AG (2)(a) 12 10,084
RENK Group AG (2)(a) 78 6,239
Rheinmetall AG (2)(a) 21 44,472
RWE AG (2)(a) 897 37,484
Scout24 SE (2)(a)(b) 88 12,148
Siemens Healthineers AG (2)(a)(b) 51 2,831
INVESTMENTS SHARES VALUE ($)
Germany - 7.2% (continued)
Talanx AG (2)(a) 123 15,946
Zalando SE (2)*(a)(b) 485 16,004
439,301
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. (2)(a) 500 5,517
Ireland - 0 .4%
Accenture plc, Class A 84 25,107
Italy - 3 .8%
Banca Monte dei Paschi di Siena
SpA (2)(a) 658 5,581
Enel SpA (2)(a) 356 3,379
Generali (2)(a) 1,471 52,326
Intesa Sanpaolo SpA (2)(a) 2,623 15,110
Leonardo SpA (2)(a) 416 23,474
Nexi SpA (2)(a)(b) 3,149 18,807
Pirelli & C SpA (2)(a)(b) 2,596 17,894
Poste Italiane SpA (2)(a)(b) 1,896 40,737
Reply SpA (2)(a) 54 9,332
Telecom Italia SpA (2)*(a) 19,549 9,659
UniCredit SpA (2)(a) 530 35,554
231,853
Japan - 37 .1%
ABC-Mart, Inc. (2)(a) 600 12,326
AGC, Inc. (2)(a) 300 8,801
Aisin Corp. (2)(a) 2,100 26,864
Ajinomoto Co., Inc. (2)(a) 500 13,562
ANA Holdings, Inc. (2)(a) 1,200 23,496
Asahi Kasei Corp. (2)(a) 5,000 35,594
Asics Corp. (2)(a) 1,000 25,500
Astellas Pharma, Inc. (2)(a) 5,000 48,955
Bandai Namco Holdings, Inc. (2)(a) 400 14,336
Brother Industries Ltd. (2)(a) 1,000 17,250
Canon, Inc. (2)(a) 700 20,303
Capcom Co. Ltd. (2)(a) 200 6,830
Central Japan Railway Co. (2)(a) 800 17,884
Chubu Electric Power Co., Inc. (2)
(a) 1,900 23,511
Concordia Financial Group Ltd.
(2)(a) 4,100 26,608
Dai Nippon Printing Co. Ltd. (2)(a) 1,300 19,734
Dai-ichi Life Holdings, Inc. (2)(a) 4,000 30,410
Daiichi Sankyo Co. Ltd. (2)(a) 3,100 71,820
Denso Corp. (2)(a) 1,100 14,845
ENEOS Holdings, Inc. (2)(a) 1,500 7,435
FANUC Corp. (2)(a) 700 19,003
Fukuoka Financial Group, Inc. (2)
(a) 900 24,045
Hirose Electric Co. Ltd. (2)(a) 100 12,070
Hitachi Construction Machinery
Co. Ltd. (2)(a) 100 2,980
Hitachi Ltd. (2)(a) 600 17,439
Honda Motor Co. Ltd. (2)(a) 2,300 22,179
IHI Corp. (2)(a) 100 10,816
Iida Group Holdings Co. Ltd. (2)(a) 600 8,452
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 3,400 51,770
Japan Airlines Co. Ltd. (2)(a) 700 14,277

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 37.1% (continued)
Japan Post Bank Co. Ltd. (2)(a) 1,300 14,015
Japan Post Holdings Co. Ltd. (2)(a) 4,500 41,680
Kajima Corp. (2)(a) 200 5,216
Kansai Electric Power Co., Inc.
(The) (2)(a) 500 5,930
Kao Corp. (2)(a) 1,400 62,727
Kawasaki Heavy Industries Ltd.
(2)(a) 200 15,120
KDDI Corp. (2)(a) 1,600 27,473
Keisei Electric Railway Co. Ltd.
(2)(a) 2,300 21,505
Kobe Bussan Co. Ltd. (2)(a) 600 18,633
Kobe Steel Ltd. (2)(a) 1,400 15,283
Koito Manufacturing Co. Ltd. (2)(a) 1,200 14,344
Komatsu Ltd. (2)(a) 1,200 39,592
Kubota Corp. (2)(a) 700 7,894
Kyoto Financial Group, Inc. (2)(a) 1,300 23,243
Kyushu Electric Power Co., Inc.
(2)(a) 500 4,470
LY Corp. (2)(a) 2,000 7,365
Marubeni Corp. (2)(a) 1,700 34,269
MINEBEA MITSUMI, Inc. (2)(a) 1,700 24,860
MISUMI Group, Inc. (2)(a) 1,300 17,366
Mitsubishi Chemical Group Corp.
(2)(a) 6,700 35,215
Mitsubishi Corp. (2)(a) 800 15,986
Mitsubishi Electric Corp. (2)(a) 400 8,604
Mitsubishi HC Capital, Inc. (2)(a) 300 2,209
Mitsui Chemicals, Inc. (2)(a) 1,000 23,121
Mizuho Financial Group, Inc. (2)(a) 1,400 38,864
Nexon Co. Ltd. (2)(a) 100 2,014
NIDEC Corp. (2)(a) 100 1,943
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,100 22,066
Nippon Steel Corp. (2)(a) 2,100 39,715
Nippon Yusen KK (2)(a) 1,000 35,975
Nissan Chemical Corp. (2)(a) 600 18,299
Niterra Co. Ltd. (2)(a) 300 9,975
Nomura Holdings, Inc. (2)(a) 4,000 26,359
Obayashi Corp. (2)(a) 200 3,030
Obic Co. Ltd. (2)(a) 300 11,666
Oji Holdings Corp. (2)(a) 900 4,531
Olympus Corp. (2)(a) 600 7,127
ORIX Corp. (2)(a) 2,300 51,902
Panasonic Holdings Corp. (2)(a) 4,300 46,007
Recruit Holdings Co. Ltd. (2)(a) 600 35,284
Renesas Electronics Corp. (2)(a) 600 7,423
Resona Holdings, Inc. (2)(a) 4,900 45,256
Resonac Holdings Corp. (2)(a) 200 4,634
Sanrio Co. Ltd. (2)(a) 100 4,836
Sanwa Holdings Corp. (2)(a) 800 26,533
Seiko Epson Corp. (2)(a) 1,300 17,085
Sekisui House Ltd. (2)(a) 300 6,603
Sharp Corp. (2)*(a) 1,100 5,348
Shimamura Co. Ltd. (2)(a) 200 14,033
Shimizu Corp. (2)(a) 1,800 20,106
Shin-Etsu Chemical Co. Ltd. (2)(a) 300 9,907
Shionogi & Co. Ltd. (2)(a) 500 9,001
Shizuoka Financial Group, Inc. (2)
(a) 2,100 24,434
INVESTMENTS SHARES VALUE ($)
Japan - 37.1% (continued)
SoftBank Corp. (2)(a) 10,500 16,264
Sojitz Corp. (2)(a) 1,100 27,031
Square Enix Holdings Co. Ltd. (2)
(a) 500 37,400
Subaru Corp. (2)(a) 200 3,467
Sumitomo Corp. (2)(a) 900 23,226
Sumitomo Electric Industries Ltd.
(2)(a) 600 12,866
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 800 20,145
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 600 15,958
Takeda Pharmaceutical Co. Ltd.
(2)(a) 1,800 55,570
TBS Holdings, Inc. (2)(a) 300 10,518
Tokio Marine Holdings, Inc. (2)(a) 400 16,952
Tokyo Century Corp. (2)(a) 800 9,007
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 4,800 15,978
Tokyo Electron Ltd. (2)(a) 500 95,754
Tokyo Gas Co. Ltd. (2)(a) 600 19,957
Tokyu Corp. (2)(a) 1,400 16,655
TOPPAN Holdings, Inc. (2)(a) 500 13,584
Toray Industries, Inc. (2)(a) 2,500 17,113
Tosoh Corp. (2)(a) 200 2,927
TOTO Ltd. (2)(a) 200 5,036
Toyo Suisan Kaisha Ltd. (2)(a) 100 6,647
Toyota Motor Corp. (2)(a) 1,100 18,945
Toyota Tsusho Corp. (2)(a) 800 18,121
Trend Micro, Inc. (2)(a) 100 6,917
USS Co. Ltd. (2)(a) 1,400 15,429
West Japan Railway Co. (2)(a) 400 9,144
Yamaha Corp. (2)(a) 1,000 7,227
Yamato Holdings Co. Ltd. (2)(a) 1,500 20,076
Yamazaki Baking Co. Ltd. (2)(a) 200 4,477
Yokogawa Electric Corp. (2)(a) 1,100 29,385
Zensho Holdings Co. Ltd. (2)(a) 100 6,053
2,263,000
Netherlands - 2 .8%
Aalberts NV (2)(a) 243 8,826
Arcadis NV (2)(a) 149 7,235
Argenx SE (2)*(a) 17 9,411
ASM International NV (2)(a) 21 13,471
ASML Holding NV (2)(a) 7 5,609
ASR Nederland NV (2)(a) 462 30,698
Heineken NV (2)(a) 375 32,716
NN Group NV (2)(a) 255 16,967
Wolters Kluwer NV (2)(a) 282 47,162
172,095
Nigeria - 0 .2%
Airtel Africa plc (2)(b) 3,955 9,794
Norway - 1 .0%
Gjensidige Forsikring ASA (2)(a) 195 4,943
Kongsberg Gruppen ASA (a) 601 23,305
Norsk Hydro ASA (2)(a) 278 1,592
Telenor ASA (2)(a) 1,781 27,734

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 1.0% (continued)
TOMRA Systems ASA (2)(a) 238 3,715
61,289
Portugal - 0 .6%
Banco Comercial Portugues SA,
Class R (2) 32,711 25,483
EDP SA (2) 3,129 13,593
39,076
Singapore - 0 .9%
Genting Singapore Ltd. (2) 18,600 10,461
Sea Ltd., ADR *(a) 32 5,118
Sembcorp Industries Ltd. (2) 1,200 6,465
Singapore Airlines Ltd. (2) 1,000 5,485
United Overseas Bank Ltd. (2) 900 25,473
53,002
South Korea - 0 .2%
Delivery Hero SE (2)*(b) 483 13,110
Spain - 1 .9%
ACS Actividades de Construccion
y Servicios SA (2)(a) 268 18,628
Aena SME SA (2)(a)(b) 777 20,741
Banco Santander SA (2)(a) 569 4,712
Bankinter SA (2)(a) 2,752 35,925
Cellnex Telecom SA (2)(a)(b) 151 5,880
Enagas SA (2)(a) 455 7,661
Fluidra SA (2)(a) 439 11,006
Industria de Diseno Textil SA (2)(a) 257 13,407
117,960
Sweden - 4 .6%
Alfa Laval AB (2)(a) 673 28,346
Autoliv, Inc. (a) 26 2,909
Elekta AB, Class B (2)(a) 583 3,008
Essity AB, Class B (2)(a) 494 13,678
Evolution AB (2)(a)(b) 899 71,401
Husqvarna AB, Class B (2)(a) 1,256 6,621
Indutrade AB (2)(a) 58 1,584
Svenska Handelsbanken AB, Class
A (2)(a) 2,886 38,636
Swedbank AB, Class A (2)(a) 715 18,938
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 6,681 57,091
Telia Co. AB (2)(a) 9,556 34,371
Volvo AB, Class B (2)(a) 224 6,303
282,886
Switzerland - 4 .6%
ABB Ltd. (Registered) (2)(a) 247 14,802
Adecco Group AG (Registered)
(2)(a) 737 21,961
BKW AG (2)(a) 24 5,262
Clariant AG (Registered) (2)*(a) 346 3,686
DSM-Firmenich AG (2)(a) 218 23,192
Flughafen Zurich AG (Registered)
(2)(a) 50 14,256
Geberit AG (Registered) (2)(a) 14 11,026
Givaudan SA (Registered) (2)(a) 7 33,947
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.6% (continued)
Helvetia Holding AG (Registered)
(2)(a) 7 1,643
Kuehne + Nagel International AG
(Registered) (2)(a) 207 44,824
Logitech International SA
(Registered) (2)(a) 120 10,882
SGS SA (Registered) (2)(a) 365 37,061
Swissquote Group Holding SA
(Registered) (2)(a) 12 6,820
Zurich Insurance Group AG (2)(a) 69 48,281
277,643
United Kingdom - 10 .1%
B&M European Value Retail SA
(2)(a) 9,064 33,758
Barclays plc (2)(a) 4,033 18,636
Beazley plc (2)(a) 410 5,264
Burberry Group plc (2)*(a) 1,947 31,626
Centrica plc (2)(a) 22,028 48,874
Compass Group plc (2)(a) 1,653 55,989
easyJet plc (2)(a) 467 3,418
Entain plc (2)(a) 990 12,262
Flutter Entertainment plc *(a) 79 22,575
Hiscox Ltd. (2)(a) 1,569 27,082
InterContinental Hotels Group plc
(2)(a) 217 24,811
Intermediate Capital Group plc (2)
(a) 284 7,533
International Consolidated Airlines
Group SA (2)(a) 3,122 14,708
ITV plc (2)(a) 11,209 12,699
Kingfisher plc (2)(a) 7,847 31,338
Lloyds Banking Group plc (2)(a) 22,470 23,628
NatWest Group plc (2)(a) 3,690 25,915
Next plc (2)(a) 84 14,347
Persimmon plc (2)(a) 339 6,031
Rolls-Royce Holdings plc (2)(a) 2,843 37,677
RS GROUP plc (2)(a) 624 4,926
Taylor Wimpey plc (2)(a) 20,811 33,937
TechnipFMC plc (a) 1,252 43,119
Tesco plc (2)(a) 5,418 29,872
United Utilities Group plc (2)(a) 119 1,869
Vodafone Group plc (2)(a) 41,973 44,930
616,824
United States - 149 .1%
3M Co. (a) 26 3,958
A O Smith Corp. (a) 96 6,295
AbbVie, Inc. (a) 13 2,413
Abercrombie & Fitch Co., Class
A *(a) 341 28,252
Acuity, Inc. (a) 23 6,862
Adobe, Inc. *(a) 141 54,550
Affirm Holdings, Inc., Class A *(a) 43 2,973
Agilent Technologies, Inc. (a) 255 30,093
Agree Realty Corp., REIT (a) 35 2,557
Air Lease Corp., Class A (a) 233 13,628
Airbnb, Inc., Class A *(a) 215 28,453
Akamai Technologies, Inc. *(a) 60 4,786
Alaska Air Group, Inc. *(a) 144 7,125

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Albemarle Corp. (a) 304 19,052
Alexandria Real Estate Equities,
Inc., REIT (a) 367 26,655
Align Technology, Inc. *(a) 16 3,029
Allison Transmission Holdings,
Inc. (a) 71 6,744
Altria Group, Inc. (a) 538 31,543
Amcor plc (a) 3,461 31,807
Amdocs Ltd. (a) 172 15,693
American Electric Power Co., Inc.
(a) 211 21,893
American International Group, Inc.
(a) 134 11,469
Ameriprise Financial, Inc. (a) 65 34,692
AMETEK, Inc. (a) 9 1,629
Analog Devices, Inc. (a) 36 8,569
Antero Resources Corp. *(a) 112 4,511
APA Corp. (a) 260 4,755
Apellis Pharmaceuticals, Inc. *(a) 471 8,153
Applied Materials, Inc. (a) 103 18,856
AptarGroup, Inc. (a) 73 11,419
Aramark (a) 67 2,805
Arch Capital Group Ltd. (a) 258 23,491
Arista Networks, Inc. *(a) 512 52,383
Arrow Electronics, Inc. *(a) 293 37,337
ASGN, Inc. *(a) 97 4,843
Ashland, Inc. (a) 667 33,537
Atlassian Corp., Class A *(a) 215 43,664
AutoNation, Inc. *(a) 116 23,043
AutoZone, Inc. *(a) 13 48,259
Avnet, Inc. (a) 299 15,871
Axalta Coating Systems Ltd. *(a) 730 21,674
Axis Capital Holdings Ltd. (a) 485 50,353
Axon Enterprise, Inc. *(a) 14 11,591
Azenta, Inc. *(a) 307 9,449
Bank of New York Mellon Corp.
(The) (a) 151 13,758
Bath & Body Works, Inc. (a) 629 18,845
Becton Dickinson & Co. (a) 52 8,957
BellRing Brands, Inc. *(a) 440 25,489
Best Buy Co., Inc. (a) 409 27,456
Biogen, Inc. *(a) 154 19,341
BioMarin Pharmaceutical, Inc. *(a) 789 43,371
BJ's Wholesale Club Holdings,
Inc. *(a) 165 17,792
Blackbaud, Inc. *(a) 121 7,769
Booking Holdings, Inc. (a) 9 52,103
Booz Allen Hamilton Holding Corp.,
Class A (a) 435 45,297
BorgWarner, Inc. (a) 988 33,078
Boston Scientific Corp. *(a) 288 30,934
BP plc (2)(a) 2,963 14,763
Bright Horizons Family Solutions,
Inc. *(a) 52 6,427
Brink's Co. (The) (a) 172 15,358
Bristol-Myers Squibb Co. (a) 855 39,578
Broadridge Financial Solutions,
Inc. (a) 91 22,116
BRP, Inc. (a) 76 3,689
Bruker Corp. (a) 39 1,607
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Builders FirstSource, Inc. *(a) 43 5,018
Cabot Corp. (a) 381 28,575
CACI International, Inc., Class A
*(a) 26 12,394
Camden Property Trust, REIT (a) 117 13,185
Capital One Financial Corp. (a) 113 24,042
Cardinal Health, Inc. (a) 135 22,680
CarMax, Inc. *(a) 1,020 68,554
Carnival Corp. *(a) 369 10,376
Carpenter Technology Corp. (a) 47 12,990
Carrier Global Corp. (a) 247 18,078
Carter's, Inc. (a) 590 17,777
Cencora, Inc. (a) 19 5,697
Centene Corp. *(a) 1,187 64,430
CF Industries Holdings, Inc. (a) 240 22,080
Charles Schwab Corp. (The) (a) 27 2,463
Charter Communications, Inc.,
Class A *(a) 29 11,855
Chemed Corp. (a) 10 4,869
Cheniere Energy, Inc. (a) 7 1,705
Chewy, Inc., Class A *(a) 733 31,240
Chipotle Mexican Grill, Inc., Class
A *(a) 103 5,783
Chord Energy Corp. (a) 78 7,554
Chubb Ltd. (a) 143 41,430
Churchill Downs, Inc. (a) 363 36,663
Ciena Corp. *(a) 254 20,658
Cigna Group (The) (a) 64 21,157
Cincinnati Financial Corp. (a) 13 1,936
Cirrus Logic, Inc. *(a) 87 9,070
Citigroup, Inc. (a) 78 6,639
Citizens Financial Group, Inc. (a) 888 39,738
Clorox Co. (The) (a) 173 20,772
CME Group, Inc. (a) 31 8,544
CNA Financial Corp. (a) 507 23,591
CNO Financial Group, Inc. (a) 172 6,636
CNX Resources Corp. *(a) 218 7,342
Coca-Cola Consolidated, Inc. (a) 302 33,718
Cognex Corp. (a) 391 12,403
Columbia Sportswear Co. (a) 56 3,420
Comfort Systems USA, Inc. (a) 52 27,883
Commercial Metals Co. (a) 219 10,711
Commvault Systems, Inc. *(a) 246 42,885
Concentrix Corp. (a) 565 29,863
ConocoPhillips (a) 188 16,871
Cooper Cos., Inc. (The) *(a) 52 3,700
Copart, Inc. *(a) 444 21,787
Corebridge Financial, Inc. (a) 47 1,669
Corning, Inc. (a) 30 1,578
CoStar Group, Inc. *(a) 106 8,522
Costco Wholesale Corp. (a) 57 56,427
Crane Co. (a) 115 21,837
CRH plc (a) 441 40,484
Crowdstrike Holdings, Inc., Class
A *(a) 18 9,168
Crown Holdings, Inc. (a) 361 37,176
Cummins, Inc. (a) 56 18,340
Curtiss-Wright Corp. (a) 40 19,542
CVS Health Corp. (a) 26 1,793
Danaher Corp. (a) 55 10,865

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Darden Restaurants, Inc. (a) 258 56,236
Datadog, Inc., Class A *(a) 72 9,672
Dayforce, Inc. *(a) 115 6,370
Deckers Outdoor Corp. *(a) 134 13,811
Dell Technologies, Inc., Class C (a) 109 13,363
Delta Air Lines, Inc. (a) 610 30,000
DENTSPLY SIRONA, Inc. (a) 1,649 26,186
Devon Energy Corp. (a) 692 22,013
Dexcom, Inc. *(a) 81 7,070
Dillard's, Inc., Class A (a) 10 4,178
Dolby Laboratories, Inc., Class A
(a) 217 16,114
Dollar General Corp. (a) 171 19,559
Dollar Tree, Inc. *(a) 289 28,623
DoorDash, Inc., Class A *(a) 168 41,414
Dover Corp. (a) 227 41,593
DR Horton, Inc. (a) 331 42,673
DraftKings, Inc., Class A *(a) 485 20,802
DTE Energy Co. (a) 59 7,815
Duolingo, Inc., Class A *(a) 38 15,581
DuPont de Nemours, Inc. (a) 348 23,869
East West Bancorp, Inc. (a) 133 13,430
Ecolab, Inc. (a) 83 22,364
Edison International (a) 768 39,629
Elastic NV *(a) 152 12,818
Electronic Arts, Inc. (a) 132 21,080
EMCOR Group, Inc. (a) 47 25,140
Encompass Health Corp. (a) 76 9,320
EnerSys (a) 20 1,715
Enovis Corp. *(a) 403 12,638
Enphase Energy, Inc. *(a) 274 10,864
Equinix, Inc., REIT (a) 12 9,546
Equitable Holdings, Inc. (a) 98 5,498
Equity LifeStyle Properties, Inc.,
REIT (a) 25 1,542
Etsy, Inc. *(a) 170 8,527
Euronet Worldwide, Inc. *(a) 132 13,382
Evercore, Inc., Class A (a) 41 11,071
Everest Group Ltd. (a) 183 62,193
Exact Sciences Corp. *(a) 336 17,855
Exelixis, Inc. *(a) 840 37,023
ExlService Holdings, Inc. *(a) 109 4,773
Expedia Group, Inc. (a) 308 51,953
Extra Space Storage, Inc., REIT
(a) 57 8,404
F5, Inc. *(a) 10 2,943
Fair Isaac Corp. *(a) 4 7,312
Federated Hermes, Inc., Class B
(a) 142 6,293
FedEx Corp. (a) 241 54,782
Ferguson Enterprises, Inc. (a) 83 18,073
Fidelity National Financial, Inc. (a) 793 44,456
Fidelity National Information
Services, Inc. (a) 376 30,610
Fifth Third Bancorp (a) 473 19,454
FirstCash Holdings, Inc. (a) 61 8,244
Floor & Decor Holdings, Inc., Class
A *(a) 82 6,229
Flowserve Corp. (a) 433 22,668
Fortinet, Inc. *(a) 198 20,933
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Fortive Corp. (a) 102 5,317
Fortrea Holdings, Inc. * 829 4,095
Freeport-McMoRan, Inc. (a) 426 18,467
Freshpet, Inc. *(a) 142 9,650
Gap, Inc. (The) (a) 1,154 25,169
Garmin Ltd. (a) 148 30,891
Gartner, Inc. *(a) 184 74,376
Gates Industrial Corp. plc *(a) 253 5,827
GE Aerospace (a) 29 7,464
GE HealthCare Technologies, Inc.
(a) 36 2,667
GE Vernova, Inc. (a) 30 15,875
General Dynamics Corp. (a) 130 37,916
General Motors Co. (a) 1,576 77,555
Genpact Ltd. (a) 434 19,100
GFL Environmental, Inc. (a) 317 16,002
GLOBALFOUNDRIES, Inc. *(a) 211 8,060
Globe Life, Inc. (a) 209 25,977
GoDaddy, Inc., Class A *(a) 202 36,372
Goldman Sachs Group, Inc. (The)
(a) 6 4,247
Goodyear Tire & Rubber Co. (The)
*(a) 861 8,929
Graham Holdings Co., Class B (a) 13 12,300
Greif, Inc., Class A (a) 132 8,579
GSK plc (2)(a) 1,565 29,839
Guidewire Software, Inc. *(a) 90 21,191
H&R Block, Inc. (a) 199 10,923
Haemonetics Corp. *(a) 153 11,415
Halliburton Co. (a) 1,197 24,395
Halozyme Therapeutics, Inc. *(a) 233 12,121
Hartford Insurance Group, Inc.
(The) (a) 166 21,060
Hasbro, Inc. (a) 362 26,723
Hayward Holdings, Inc. *(a) 527 7,273
HCA Healthcare, Inc. (a) 10 3,831
HealthEquity, Inc. *(a) 400 41,904
Hexcel Corp. (a) 65 3,672
Hilton Worldwide Holdings, Inc. (a) 134 35,690
Holcim AG (2)(a) 1,032 76,635
Hologic, Inc. *(a) 131 8,536
Host Hotels & Resorts, Inc., REIT
(a) 387 5,944
HP, Inc. (a) 371 9,075
HubSpot, Inc. *(a) 24 13,359
Humana, Inc. (a) 179 43,762
Huntington Bancshares, Inc. (a) 399 6,687
Huntsman Corp. (a) 2,077 21,642
Hyatt Hotels Corp., Class A (a) 20 2,793
IDEXX Laboratories, Inc. *(a) 10 5,363
Illinois Tool Works, Inc. (a) 111 27,445
Illumina, Inc. *(a) 156 14,884
Incyte Corp. *(a) 973 66,261
Ingredion, Inc. (a) 34 4,611
Insulet Corp. *(a) 5 1,571
Intel Corp. (a) 1,457 32,637
International Bancshares Corp. (a) 173 11,515
International Business Machines
Corp. (a) 16 4,716

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
International Flavors & Fragrances,
Inc. (a) 85 6,252
Intuit, Inc. (a) 18 14,177
Intuitive Surgical, Inc. *(a) 3 1,630
Invesco Ltd. (a) 1,017 16,038
Invitation Homes, Inc., REIT (a) 485 15,908
IQVIA Holdings, Inc. *(a) 156 24,584
Iron Mountain, Inc., REIT (a) 66 6,770
ITT, Inc. (a) 117 18,349
J M Smucker Co. (The) (a) 97 9,525
Jacobs Solutions, Inc. (a) 193 25,370
Janus Henderson Group plc (a) 563 21,867
Jazz Pharmaceuticals plc *(a) 120 12,734
JB Hunt Transport Services, Inc.
(a) 311 44,660
Johnson & Johnson (a) 356 54,379
Johnson Controls International
plc (a) 86 9,083
KB Home (a) 416 22,036
KBR, Inc. (a) 213 10,211
Kemper Corp. (a) 612 39,498
Keurig Dr Pepper, Inc. (a) 157 5,190
Keysight Technologies, Inc. *(a) 126 20,646
Kimco Realty Corp., REIT (a) 191 4,015
Kirby Corp. *(a) 92 10,434
KKR & Co., Inc. (a) 80 10,642
Knight-Swift Transportation
Holdings, Inc., Class A (a) 419 18,532
Kroger Co. (The) (a) 93 6,671
Lamar Advertising Co., Class A,
REIT (a) 362 43,932
Leidos Holdings, Inc. (a) 118 18,616
Lennox International, Inc. (a) 3 1,720
Light & Wonder, Inc. *(a) 150 14,439
Lincoln Electric Holdings, Inc. (a) 44 9,122
Lithia Motors, Inc., Class A (a) 13 4,392
Littelfuse, Inc. (a) 16 3,628
LivaNova plc *(a) 156 7,023
LKQ Corp. (a) 224 8,290
Lockheed Martin Corp. (a) 89 41,219
Louisiana-Pacific Corp. (a) 133 11,437
Lowe's Cos., Inc. (a) 35 7,765
Lululemon Athletica, Inc. *(a) 50 11,879
Lyft, Inc., Class A *(a) 2,446 38,549
LyondellBasell Industries NV, Class
A (a) 123 7,117
Macy's, Inc. (a) 266 3,102
Madison Square Garden Sports
Corp., Class A *(a) 22 4,597
Manhattan Associates, Inc. *(a) 208 41,074
ManpowerGroup, Inc. (a) 175 7,070
Maplebear, Inc. *(a) 35 1,583
Marathon Petroleum Corp. (a) 19 3,156
MarketAxess Holdings, Inc. (a) 105 23,451
Marriott Vacations Worldwide Corp.
(a) 23 1,663
MasTec, Inc. *(a) 155 26,417
Matador Resources Co. (a) 293 13,982
Mattel, Inc. *(a) 485 9,564
Maximus, Inc. (a) 47 3,299
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
McKesson Corp. (a) 40 29,311
Medpace Holdings, Inc. *(a) 55 17,262
Merck & Co., Inc. (a) 733 58,024
MetLife, Inc. (a) 308 24,769
MGIC Investment Corp. (a) 387 10,774
MGM Resorts International *(a) 851 29,266
Mohawk Industries, Inc. *(a) 196 20,549
Molina Healthcare, Inc. *(a) 136 40,514
MongoDB, Inc., Class A *(a) 167 35,068
Monster Beverage Corp. *(a) 1,151 72,099
Morningstar, Inc. (a) 62 19,464
Mosaic Co. (The) (a) 246 8,974
MSC Industrial Direct Co., Inc.,
Class A (a) 42 3,571
MSCI, Inc., Class A (a) 63 36,335
Mueller Industries, Inc. (a) 243 19,311
Nasdaq, Inc. (a) 46 4,113
Natera, Inc. *(a) 169 28,551
National Fuel Gas Co. (a) 195 16,518
NetApp, Inc. (a) 187 19,925
Neurocrine Biosciences, Inc. *(a) 211 26,521
New York Times Co. (The), Class
A (a) 587 32,860
News Corp., Class A (a) 1,211 35,991
Nexstar Media Group, Inc., Class
A (a) 98 16,949
NextEra Energy, Inc. (a) 37 2,569
Northrop Grumman Corp. (a) 32 15,999
Northwestern Energy Group, Inc.
(a) 290 14,877
Novartis AG (Registered) (2)(a) 850 103,170
Nucor Corp. (a) 22 2,850
Nutanix, Inc., Class A *(a) 293 22,397
NVIDIA Corp. (a) 36 5,688
Occidental Petroleum Corp. (a) 282 11,847
Okta, Inc., Class A *(a) 174 17,395
Old National Bancorp (a) 72 1,536
Old Republic International Corp.
(a) 1,266 48,665
Olin Corp. (a) 108 2,170
Omega Healthcare Investors, Inc.,
REIT (a) 341 12,498
Omnicom Group, Inc. (a) 63 4,532
Onto Innovation, Inc. *(a) 77 7,772
Oracle Corp. (a) 23 5,028
Organon & Co. (a) 769 7,444
Oshkosh Corp. (a) 38 4,315
Otis Worldwide Corp. (a) 393 38,915
Ovintiv, Inc. (a) 275 10,464
Owens Corning (a) 167 22,966
PACCAR, Inc. (a) 228 21,674
Packaging Corp. of America (a) 151 28,456
Palantir Technologies, Inc., Class
A *(a) 83 11,315
Palo Alto Networks, Inc. *(a) 167 34,175
Park Hotels & Resorts, Inc., REIT
(a) 612 6,261
Paylocity Holding Corp. *(a) 114 20,656
PayPal Holdings, Inc. *(a) 173 12,857
PBF Energy, Inc., Class A (a) 451 9,773

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Pegasystems, Inc. (a) 459 24,846
Penske Automotive Group, Inc. (a) 59 10,137
Pentair plc (a) 135 13,859
Penumbra, Inc. *(a) 78 20,017
PepsiCo, Inc. (a) 394 52,024
Pfizer, Inc. (a) 260 6,302
PG&E Corp. (a) 4,755 66,285
Philip Morris International, Inc. (a) 336 61,196
Phillips 66 (a) 13 1,551
Pilgrim's Pride Corp. (a) 466 20,961
Pinterest, Inc., Class A *(a) 171 6,132
Playtika Holding Corp. (a) 1,883 8,907
PNC Financial Services Group,
Inc. (The) (a) 315 58,722
Polaris, Inc. (a) 203 8,252
Popular, Inc. 158 17,413
Power Integrations, Inc. (a) 110 6,149
PPG Industries, Inc. (a) 169 19,224
Primerica, Inc. (a) 6 1,642
Principal Financial Group, Inc. (a) 158 12,550
Procter & Gamble Co. (The) (a) 26 4,142
Progressive Corp. (The) (a) 85 22,683
Prosperity Bancshares, Inc. (a) 682 47,904
Prudential Financial, Inc. (a) 89 9,562
Public Storage, REIT (a) 348 102,110
Pure Storage, Inc., Class A *(a) 210 12,092
Qualys, Inc. *(a) 144 20,573
QuidelOrtho Corp. *(a) 54 1,556
Ralliant Corp. * 34 1,649
Rambus, Inc. *(a) 25 1,601
Reddit, Inc., Class A *(a) 67 10,088
Regeneron Pharmaceuticals, Inc.
(a) 25 13,125
Reinsurance Group of America,
Inc. (a) 66 13,092
RenaissanceRe Holdings Ltd. 55 13,360
Republic Services, Inc., Class A (a) 70 17,263
Rexford Industrial Realty, Inc.,
REIT (a) 109 3,877
Reynolds Consumer Products,
Inc. (a) 245 5,248
Robert Half, Inc. (a) 880 36,124
ROBLOX Corp., Class A *(a) 713 75,008
Roche Holding AG (2)(a) 150 48,963
Rockwell Automation, Inc. (a) 10 3,322
Rollins, Inc. (a) 66 3,724
Ross Stores, Inc. (a) 42 5,358
Royal Gold, Inc. (a) 114 20,274
Ryder System, Inc. (a) 47 7,473
Salesforce, Inc. (a) 90 24,542
Samsara, Inc., Class A *(a) 141 5,609
Sandisk Corp. *(a) 213 9,660
Sanofi SA (2)(a) 369 35,724
Science Applications International
Corp. (a) 237 26,689
Scotts Miracle-Gro Co. (The) (a) 147 9,696
Seagate Technology Holdings plc
(a) 113 16,309
Selective Insurance Group, Inc. (a) 418 36,220
SentinelOne, Inc., Class A *(a) 821 15,008
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Service Corp. International (a) 230 18,722
ServiceNow, Inc. *(a) 4 4,112
Silicon Laboratories, Inc. *(a) 86 12,673
Sirius XM Holdings, Inc. (a) 432 9,923
SiteOne Landscape Supply, Inc.
*(a) 13 1,572
Snap, Inc., Class A *(a) 717 6,231
Snowflake, Inc., Class A *(a) 258 57,733
Sonoco Products Co. (a) 251 10,934
SouthState Corp. (a) 74 6,810
Sprouts Farmers Market, Inc. *(a) 139 22,885
SS&C Technologies Holdings, Inc.
(a) 156 12,917
Steel Dynamics, Inc. (a) 158 20,226
STERIS plc (a) 123 29,547
Stifel Financial Corp. (a) 35 3,632
Swiss Re AG (2)(a) 132 22,834
Synaptics, Inc. *(a) 49 3,176
Synchrony Financial (a) 220 14,683
Synovus Financial Corp. (a) 423 21,890
Take-Two Interactive Software,
Inc. *(a) 125 30,356
Tapestry, Inc. (a) 167 14,664
Taylor Morrison Home Corp., Class
A *(a) 170 10,441
Teleflex, Inc. (a) 94 11,126
Tenet Healthcare Corp. *(a) 204 35,904
Teradata Corp. *(a) 333 7,429
Texas Capital Bancshares, Inc. *(a) 388 30,807
Texas Roadhouse, Inc., Class A (a) 223 41,792
Textron, Inc. (a) 361 28,985
Thermo Fisher Scientific, Inc. (a) 35 14,191
TJX Cos., Inc. (The) (a) 246 30,379
T-Mobile US, Inc. (a) 121 28,829
Toll Brothers, Inc. (a) 262 29,902
Toro Co. (The) (a) 253 17,882
Trade Desk, Inc. (The), Class A
*(a) 135 9,719
Tradeweb Markets, Inc., Class A
(a) 25 3,660
Trane Technologies plc (a) 48 20,996
Travel + Leisure Co. (a) 235 12,128
Travelers Cos., Inc. (The) (a) 130 34,780
Truist Financial Corp. (a) 716 30,781
Tyson Foods, Inc., Class A (a) 1,030 57,618
UiPath, Inc., Class A *(a) 1,066 13,645
Ulta Beauty, Inc. *(a) 4 1,871
Ultragenyx Pharmaceutical, Inc.
*(a) 87 3,163
Union Pacific Corp. (a) 145 33,362
United Airlines Holdings, Inc. *(a) 199 15,846
United Parcel Service, Inc., Class
B (a) 317 31,998
United Therapeutics Corp. *(a) 91 26,149
UnitedHealth Group, Inc. (a) 164 51,163
Universal Health Services, Inc.,
Class B (a) 85 15,398
Unum Group (a) 43 3,473
US Bancorp (a) 535 24,209
Valmont Industries, Inc. (a) 12 3,919

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 149.1% (continued)
Veeva Systems, Inc., Class A *(a) 35 10,079
Ventas, Inc., REIT (a) 343 21,660
Veralto Corp. (a) 222 22,411
VeriSign, Inc. (a) 307 88,662
Vertiv Holdings Co., Class A (a) 111 14,254
Vestis Corp. (a) 687 3,937
VF Corp. (a) 220 2,585
Viatris, Inc. (a) 2,104 18,789
Virtu Financial, Inc., Class A (a) 54 2,419
Vontier Corp. (a) 238 8,782
Vulcan Materials Co. (a) 56 14,606
W R Berkley Corp. (a) 122 8,963
Walmart, Inc. (a) 157 15,351
Waters Corp. *(a) 68 23,735
Watts Water Technologies, Inc.,
Class A (a) 51 12,540
Weatherford International plc (a) 357 17,961
Webster Financial Corp. (a) 90 4,914
Welltower, Inc., REIT (a) 151 23,213
WESCO International, Inc. (a) 35 6,482
West Pharmaceutical Services,
Inc. (a) 63 13,784
Western Union Co. (The) (a) 294 2,475
Westlake Corp. (a) 44 3,341
Williams Cos., Inc. (The) (a) 342 21,481
Willis Towers Watson plc (a) 82 25,133
Wingstop, Inc. (a) 10 3,367
Woodward, Inc. (a) 76 18,627
Workday, Inc., Class A *(a) 92 22,080
Xylem, Inc. (a) 114 14,747
Zebra Technologies Corp., Class
A *(a) 49 15,110
Zimmer Biomet Holdings, Inc. (a) 282 25,721
Zoetis, Inc., Class A (a) 222 34,621
Zoom Communications, Inc., Class
A *(a) 238 18,559
ZoomInfo Technologies, Inc., Class
A *(a) 302 3,056
Zscaler, Inc. *(a) 85 26,685
9,081,879
TOTAL COMMON STOCKS
(Cost $15,783,742) 16,064,681
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Sartorius AG (Preference) (2)(a)
(Cost $4,263) 17 4,330
SHORT-TERM INVESTMENTS - 62.7%
INVESTMENT COMPANIES - 62 .7%
Limited Purpose Cash Investment
Fund, 4.33% (c)
(Cost $3,820,908) 3,822,232 3,821,085
TOTAL LONG POSITIONS
(Cost $19,608,913) 19,890,096
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (251.3)%
COMMON STOCKS - (250.5)%
Australia - ( 9 .1 ) %
ALS Ltd. (2) (625) (7,040)
Ampol Ltd. (2) (1,393) (23,609)
APA Group (2) (805) (4,328)
Atlas Arteria Ltd. (2) (2,557) (8,570)
Brambles Ltd. (2) (554) (8,556)
Cleanaway Waste Management
Ltd. (2) (868) (1,555)
Cochlear Ltd. (2) (207) (40,940)
Coles Group Ltd. (2) (775) (10,627)
Domino's Pizza Enterprises Ltd. (2) (893) (11,332)
Dyno Nobel Ltd. (2) (887) (1,570)
Glencore plc (2) (1,861) (7,252)
IDP Education Ltd. (2) (5,872) (14,218)
Insurance Australia Group Ltd. (2) (595) (3,537)
Lynas Rare Earths Ltd. (2) (484) (2,759)
Macquarie Group Ltd. (2) (63) (9,476)
National Australia Bank Ltd. (2) (1,262) (32,708)
New Hope Corp. Ltd. (2) (1,818) (4,427)
NEXTDC Ltd. (2) (2,259) (21,563)
Origin Energy Ltd. (2) (2,698) (19,177)
Pilbara Minerals Ltd. (2) (20,957) (18,461)
Ramsay Health Care Ltd. (2) (770) (18,602)
Reece Ltd. (2) (911) (8,608)
Rio Tinto plc (2) (445) (25,901)
Santos Ltd. (2) (4,877) (24,589)
SGH Ltd. (2) (220) (7,835)
Telix Pharmaceuticals Ltd. (2) (1,234) (19,821)
Transurban Group (2) (357) (3,285)
Treasury Wine Estates Ltd. (2) (5,875) (30,228)
Washington H Soul Pattinson &
Co. Ltd. (2) (305) (8,432)
Wesfarmers Ltd. (2) (40) (2,232)
Westpac Banking Corp. (2) (1,620) (36,104)
Woodside Energy Group Ltd. (2) (4,888) (75,505)
Woolworths Group Ltd. (2) (1,977) (40,496)
Worley Ltd. (2) (297) (2,557)
(555,900)
Belgium - ( 1 .1 ) %
D'ieteren Group (2) (38) (8,183)
Elia Group SA/NV (2) (155) (17,902)
KBC Group NV (2) (209) (21,571)
UCB SA (2) (86) (16,921)
(64,577)
Canada - ( 9 .7 ) %
Air Canada (2,711) (41,947)
Algonquin Power & Utilities Corp. (2,321) (13,277)
AtkinsRealis Group, Inc. (123) (8,627)
Bank of Montreal (94) (10,417)
BCE, Inc. (858) (19,028)
Bombardier, Inc., Class B (59) (5,140)
Brookfield Corp., Class A (297) (18,382)
CAE, Inc. (222) (6,506)
Cameco Corp. (250) (18,566)
Canadian Imperial Bank of
Commerce (134) (9,512)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (9.7)% (continued)
Canadian Pacific Kansas City Ltd. (107) (8,500)
Canadian Tire Corp. Ltd., Class A (216) (29,406)
Canadian Utilities Ltd., Class A (197) (5,451)
Capital Power Corp. (288) (11,590)
Descartes Systems Group, Inc.
(The) (76) (7,720)
Dollarama, Inc. (30) (4,227)
Element Fleet Management Corp. (273) (6,838)
Enbridge, Inc. (556) (25,212)
Fortis, Inc. (130) (6,207)
Gildan Activewear, Inc. (377) (18,577)
Hydro One Ltd. (b) (429) (15,459)
IGM Financial, Inc. (284) (8,972)
Keyera Corp. (474) (15,504)
Kinross Gold Corp. (417) (6,516)
MEG Energy Corp. (436) (8,238)
National Bank of Canada (108) (11,145)
Nutrien Ltd. (246) (14,335)
Onex Corp. (43) (3,540)
Open Text Corp. (54) (1,578)
RB Global, Inc. (82) (8,712)
Restaurant Brands International,
Inc. (892) (59,171)
Rogers Communications, Inc.,
Class B (1,619) (48,020)
Royal Bank of Canada (53) (6,985)
Shopify, Inc., Class A (203) (23,413)
TC Energy Corp. (885) (43,205)
Teck Resources Ltd., Class B (334) (13,507)
TMX Group Ltd. (50) (2,119)
Toromont Industries Ltd. (102) (9,167)
West Fraser Timber Co. Ltd. (101) (7,407)
WSP Global, Inc. (45) (9,179)
(591,302)
Chile - ( 0 .5 ) %
Lundin Mining Corp. (2,738) (28,792)
Denmark - ( 3 .4 ) %
Carlsberg A/S, Class B (2) (260) (36,838)
Demant A/S (2) (132) (5,515)
DSV A/S (2) (178) (42,694)
Novo Nordisk A/S, Class B (2) (837) (57,999)
Novonesis Novozymes, Class B (2) (645) (46,309)
Tryg A/S (2) (780) (20,164)
(209,519)
Finland - ( 2 .1 ) %
Fortum OYJ (2) (1,753) (32,872)
Kesko OYJ, Class B (2) (565) (13,935)
Metso OYJ (2) (665) (8,618)
Nokia OYJ (2) (9,725) (50,460)
Orion OYJ, Class B (2) (300) (22,570)
(128,455)
France - ( 8 .9 ) %
Air Liquide SA (2) (185) (38,147)
Airbus SE (2) (41) (8,577)
Alstom SA (2) (1,170) (27,309)
AXA SA (2) (233) (11,441)
BioMerieux (2) (114) (15,768)
INVESTMENTS SHARES VALUE ($)
France - (8.9)% (continued)
Bollore SE (2) (764) (4,802)
Capgemini SE (2) (274) (46,919)
Cie de Saint-Gobain SA (2) (498) (58,503)
Cie Generale des Etablissements
Michelin SCA (2) (1,245) (46,307)
EssilorLuxottica SA (2) (368) (101,051)
Kering SA (2) (135) (29,411)
Legrand SA (2) (212) (28,414)
L'Oreal SA (2) (76) (32,555)
Publicis Groupe SA (2) (412) (46,533)
Rexel SA (2) (667) (20,572)
SPIE SA (2) (405) (22,773)
Veolia Environnement SA (2) (86) (3,070)
(542,152)
Germany - ( 4 .3 ) %
BASF SE (2) (148) (7,320)
Bayerische Motoren Werke AG (2) (26) (2,316)
Beiersdorf AG (2) (149) (18,729)
Commerzbank AG (2) (263) (8,288)
CTS Eventim AG & Co. KGaA (2) (145) (18,031)
Deutsche Post AG (2) (671) (31,081)
Deutsche Telekom AG (Registered)
(2) (240) (8,785)
Fraport AG Frankfurt Airport
Services Worldwide (2) (24) (1,811)
Heidelberg Materials AG (2) (96) (22,608)
Infineon Technologies AG (2) (997) (42,543)
KION Group AG (2) (291) (16,255)
Merck KGaA (2) (195) (25,283)
SAP SE (2) (46) (14,066)
Siemens AG (Registered) (2) (53) (13,613)
Symrise AG, Class A (2) (324) (33,975)
(264,704)
Hong Kong - ( 0 .3 ) %
Prudential plc (2) (1,583) (19,813)
Italy - ( 1 .1 ) %
Buzzi SpA (2) (28) (1,553)
Eni SpA (2) (449) (7,253)
Ferrari NV (2) (32) (15,677)
FinecoBank Banca Fineco SpA (2) (372) (8,252)
Italgas SpA (2) (770) (6,532)
Prysmian SpA (2) (340) (24,072)
Unipol Assicurazioni SpA (2) (202) (4,001)
(67,340)
Japan - ( 34 .7 ) %
Advantest Corp. (2) (300) (22,239)
Aeon Co. Ltd. (2) (700) (21,457)
Allegro MicroSystems, Inc. (65) (2,222)
Asahi Group Holdings Ltd. (2) (700) (9,357)
Asahi Intecc Co. Ltd. (2) (200) (3,164)
Azbil Corp. (2) (200) (1,897)
Bridgestone Corp. (2) (300) (12,268)
Chiba Bank Ltd. (The) (2) (1,600) (14,787)
Chugai Pharmaceutical Co. Ltd. (2) (1,600) (83,548)
CyberAgent, Inc. (2) (500) (5,713)
Daifuku Co. Ltd. (2) (800) (20,581)
Daiwa Securities Group, Inc. (2) (4,700) (33,380)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (34.7)% (continued)
Disco Corp. (2) (100) (29,624)
East Japan Railway Co. (2) (1,100) (23,662)
Ebara Corp. (2) (1,900) (36,438)
Eisai Co. Ltd. (2) (1,400) (40,209)
Fast Retailing Co. Ltd. (2) (100) (34,286)
FUJIFILM Holdings Corp. (2) (1,900) (41,146)
Fujitsu Ltd. (2) (500) (12,130)
Hikari Tsushin, Inc. (2) (100) (29,527)
Hoya Corp. (2) (100) (11,876)
Idemitsu Kosan Co. Ltd. (2) (2,500) (15,161)
Inpex Corp. (2) (200) (2,807)
Isuzu Motors Ltd. (2) (1,100) (13,935)
Japan Post Insurance Co. Ltd. (2) (1,000) (22,640)
JFE Holdings, Inc. (2) (2,600) (30,245)
Kawasaki Kisen Kaisha Ltd. (2) (300) (4,249)
Keyence Corp. (2) (100) (39,983)
Kikkoman Corp. (2) (900) (8,348)
Kinden Corp. (2) (400) (11,751)
Konami Group Corp. (2) (100) (15,810)
Kyocera Corp. (2) (1,700) (20,418)
Lasertec Corp. (2) (200) (26,812)
M3, Inc. (2) (3,600) (49,452)
Makita Corp. (2) (100) (3,080)
MatsukiyoCocokara & Co. (2) (100) (2,057)
McDonald's Holdings Co. Japan
Ltd. (2) (100) (4,136)
MEIJI Holdings Co. Ltd. (2) (100) (2,211)
Mitsubishi Heavy Industries Ltd. (2) (2,300) (57,556)
Mitsubishi Motors Corp. (2) (6,800) (19,227)
Mitsubishi UFJ Financial Group,
Inc. (2) (900) (12,270)
Mitsui & Co. Ltd. (2) (1,500) (30,570)
Mitsui OSK Lines Ltd. (2) (1,000) (33,400)
MonotaRO Co. Ltd. (2) (1,100) (21,654)
MS&AD Insurance Group
Holdings, Inc. (2) (900) (20,120)
Murata Manufacturing Co. Ltd. (2) (700) (10,346)
Nintendo Co. Ltd. (2) (700) (67,220)
Nippon Paint Holdings Co. Ltd. (2) (3,100) (24,931)
Nippon Sanso Holdings Corp. (2) (800) (30,273)
Nippon Telegraph & Telephone
Corp. (2) (12,600) (13,471)
Nissan Motor Co. Ltd. (2) (16,100) (38,955)
Nissin Foods Holdings Co. Ltd. (2) (1,200) (24,930)
Nitori Holdings Co. Ltd. (2) (500) (48,125)
Nitto Denko Corp. (2) (900) (17,380)
Nomura Research Institute Ltd. (2) (1,500) (59,996)
Omron Corp. (2) (1,000) (26,956)
Oriental Land Co. Ltd. (2) (2,300) (52,973)
Osaka Gas Co. Ltd. (2) (1,000) (25,650)
Otsuka Corp. (2) (100) (2,037)
Otsuka Holdings Co. Ltd. (2) (400) (19,832)
Pan Pacific International Holdings
Corp. (2) (700) (24,077)
Rakuten Group, Inc. (2) (1,300) (7,163)
Ricoh Co. Ltd. (2) (300) (2,831)
Rohm Co. Ltd. (2) (2,100) (26,734)
Ryohin Keikaku Co. Ltd. (2) (400) (19,184)
SCREEN Holdings Co. Ltd. (2) (200) (16,262)
SCSK Corp. (2) (300) (9,038)
INVESTMENTS SHARES VALUE ($)
Japan - (34.7)% (continued)
Secom Co. Ltd. (2) (200) (7,185)
Sega Sammy Holdings, Inc. (2) (600) (14,362)
Seibu Holdings, Inc. (2) (300) (10,751)
Sekisui Chemical Co. Ltd. (2) (500) (9,055)
SG Holdings Co. Ltd. (2) (2,600) (28,959)
Shimadzu Corp. (2) (1,000) (24,723)
Shimano, Inc. (2) (200) (28,996)
Shiseido Co. Ltd. (2) (1,700) (30,363)
Skylark Holdings Co. Ltd. (2) (700) (14,656)
SoftBank Group Corp. (2) (100) (7,271)
Sompo Holdings, Inc. (2) (400) (12,054)
Sony Group Corp. (2) (600) (15,600)
Sumitomo Forestry Co. Ltd. (2) (3,600) (36,354)
Sumitomo Metal Mining Co. Ltd.
(2) (1,400) (34,503)
Suzuki Motor Corp. (2) (2,100) (25,318)
Sysmex Corp. (2) (100) (1,741)
T&D Holdings, Inc. (2) (100) (2,195)
Taisei Corp. (2) (100) (5,824)
TDK Corp. (2) (700) (8,171)
Terumo Corp. (2) (1,400) (25,693)
TIS, Inc. (2) (700) (23,457)
Toei Animation Co. Ltd. (2) (100) (2,280)
Toho Co. Ltd. (2) (600) (35,398)
Toyota Industries Corp. (2) (600) (67,717)
Unicharm Corp. (2) (1,900) (13,720)
Yakult Honsha Co. Ltd. (2) (1,300) (24,483)
Yamaha Motor Co. Ltd. (2) (6,400) (47,892)
Yaskawa Electric Corp. (2) (1,100) (24,875)
ZOZO, Inc. (2) (400) (4,322)
(2,113,685)
Luxembourg - ( 0 .3 ) %
ArcelorMittal SA (2) (524) (16,639)
Netherlands - ( 1 .9 ) %
ABN AMRO Bank NV, CVA (2)(b) (176) (4,806)
Adyen NV (2)(b) (17) (31,221)
JDE Peet's NV (2) (380) (10,855)
Koninklijke Ahold Delhaize NV (2) (402) (16,790)
Koninklijke Vopak NV (2) (156) (7,748)
NXP Semiconductors NV (142) (31,026)
SBM Offshore NV (2) (518) (13,695)
(116,141)
Norway - ( 1 .0 ) %
DNB Bank ASA (2) (228) (6,305)
Equinor ASA (2) (633) (15,986)
Mowi ASA (2) (1,232) (23,794)
Orkla ASA (2) (1,525) (16,610)
(62,695)
Portugal - ( 0 .7 ) %
Galp Energia SGPS SA (2) (1,164) (21,308)
Jeronimo Martins SGPS SA (2) (747) (18,912)
(40,220)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 1 .5 ) %
DBS Group Holdings Ltd. (2) (900) (31,772)
Keppel Ltd. (2) (4,400) (25,694)
Singapore Technologies
Engineering Ltd. (2) (3,000) (18,395)
Singapore Telecommunications
Ltd. (2) (600) (1,809)
STMicroelectronics NV (2) (428) (13,123)
(90,793)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (389) (11,467)
Spain - ( 1 .7 ) %
Amadeus IT Group SA (2) (282) (23,824)
CaixaBank SA (2) (1,400) (12,131)
Endesa SA (420) (13,304)
Iberdrola SA (2) (327) (6,291)
Redeia Corp. SA (2) (1,627) (34,814)
Repsol SA (2) (885) (12,944)
(103,308)
Sweden - ( 4 .7 ) %
AAK AB (2) (620) (16,290)
AddTech AB, Class B (2) (175) (5,966)
Assa Abloy AB, Class B (2) (444) (13,881)
Atlas Copco AB, Class A (2) (1,801) (29,115)
EQT AB (2) (1,101) (36,934)
Getinge AB, Class B (2) (277) (5,565)
H & M Hennes & Mauritz AB, Class
B (2) (2,662) (37,492)
Hexagon AB, Class B (2) (5,620) (56,648)
Saab AB, Class B (2) (163) (9,114)
Sandvik AB (2) (467) (10,723)
Securitas AB, Class B (2) (343) (5,136)
Skandinaviska Enskilda Banken
AB, Class A (2) (1,239) (21,596)
Skanska AB, Class B (2) (359) (8,363)
Tele2 AB, Class B (2) (979) (14,291)
Trelleborg AB, Class B (2) (371) (13,820)
(284,934)
Switzerland - ( 7 .8 ) %
Avolta AG (2) (64) (3,486)
Bachem Holding AG, Class B (2) (206) (15,110)
Banque Cantonale Vaudoise
(Registered) (2) (29) (3,345)
Barry Callebaut AG (Registered)
(2) (23) (25,141)
Belimo Holding AG (Registered) (2) (7) (7,135)
Chocoladefabriken Lindt &
Spruengli AG (2) (2) (33,707)
Cie Financiere Richemont SA
(Registered) (2) (349) (66,041)
EMS-Chemie Holding AG
(Registered) (2) (10) (7,560)
Georg Fischer AG (Registered) (2) (153) (12,522)
Julius Baer Group Ltd. (2) (644) (43,686)
Partners Group Holding AG (2) (14) (18,317)
Schindler Holding AG (2) (90) (33,513)
SIG Group AG (2) (139) (2,571)
Sika AG (Registered) (2) (51) (13,876)
INVESTMENTS SHARES VALUE ($)
Switzerland - (7.8)% (continued)
Sonova Holding AG (Registered)
(2) (79) (23,560)
Straumann Holding AG
(Registered) (2) (221) (28,927)
Swatch Group AG (The) (2) (154) (25,142)
Swiss Life Holding AG (Registered)
(2) (21) (21,260)
Swisscom AG (Registered) (2) (32) (22,723)
TE Connectivity plc (31) (5,229)
Tecan Group AG (Registered) (2) (51) (10,437)
Temenos AG (Registered) (2) (32) (2,299)
UBS Group AG (Registered) (2) (138) (4,685)
VAT Group AG (2)(b) (79) (33,475)
Ypsomed Holding AG (Registered)
(2) (21) (11,211)
(474,958)
United Kingdom - ( 8 .4 ) %
Aberdeen Group plc (2) (2,826) (7,276)
Associated British Foods plc (2) (1,224) (34,583)
Auto Trader Group plc (2)(b) (2,049) (23,209)
Aviva plc (2) (1,614) (13,722)
Bellway plc (2) (341) (13,509)
BT Group plc (2) (7,422) (19,763)
Bunzl plc (2) (583) (18,578)
ConvaTec Group plc (2)(b) (3,665) (14,517)
Diageo plc (2) (390) (9,834)
Halma plc (2) (709) (31,163)
HSBC Holdings plc (2) (2,009) (24,301)
Informa plc (2) (401) (4,440)
Legal & General Group plc (2) (8,825) (30,878)
M&G plc (2) (2,207) (7,801)
National Grid plc (2) (6,525) (95,779)
Pearson plc (2) (566) (8,338)
Schroders plc (2) (2,289) (11,383)
Smith & Nephew plc (2) (1,357) (20,781)
Spirax Group plc (2) (180) (14,719)
St James's Place plc (2) (1,208) (19,684)
Standard Chartered plc (2) (1,731) (28,646)
Unilever plc (2) (723) (44,123)
Weir Group plc (The) (2) (492) (16,826)
(513,853)
United States - ( 147 .1 ) %
10X Genomics, Inc., Class A (491) (5,686)
AAON, Inc. (399) (29,426)
Abbott Laboratories (53) (7,209)
Acadia Healthcare Co., Inc. (168) (3,812)
Advance Auto Parts, Inc. (170) (7,903)
Advanced Drainage Systems, Inc. (284) (32,620)
Advanced Micro Devices, Inc. (123) (17,454)
AECOM (56) (6,320)
Aflac, Inc. (120) (12,655)
AGCO Corp. (36) (3,714)
Air Products and Chemicals, Inc. (245) (69,104)
Albertsons Cos., Inc., Class A (1,180) (25,382)
Alcoa Corp. (420) (12,394)
Alcon AG (2) (63) (5,587)
Allegion plc (27) (3,891)
ALLETE, Inc. (257) (16,466)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Alliant Energy Corp. (153) (9,252)
Ally Financial, Inc. (480) (18,696)
Alnylam Pharmaceuticals, Inc. (16) (5,217)
Alphabet, Inc., Class A (389) (68,552)
Amazon.com, Inc. (137) (30,056)
Ameren Corp. (156) (14,982)
American Airlines Group, Inc. (1,392) (15,618)
American Express Co. (5) (1,595)
American Financial Group, Inc. (75) (9,466)
American Homes 4 Rent, Class
A, REIT (657) (23,698)
American Tower Corp., REIT (11) (2,431)
American Water Works Co., Inc. (80) (11,129)
Amgen, Inc. (9) (2,513)
Amkor Technology, Inc. (320) (6,717)
Amphenol Corp., Class A (83) (8,196)
Angi, Inc. (276) (4,212)
Aon plc, Class A (46) (16,411)
API Group Corp. (114) (5,820)
Apollo Global Management, Inc. (174) (24,685)
Appfolio, Inc., Class A (82) (18,883)
Apple, Inc. (85) (17,439)
Archer-Daniels-Midland Co. (793) (41,855)
Arthur J Gallagher & Co. (137) (43,856)
Associated Banc-Corp. (91) (2,219)
Assurant, Inc. (200) (39,498)
AT&T, Inc. (360) (10,418)
ATI, Inc. (134) (11,570)
Atmos Energy Corp. (84) (12,945)
Autodesk, Inc. (18) (5,572)
Automatic Data Processing, Inc. (106) (32,690)
AvalonBay Communities, Inc.,
REIT (234) (47,619)
Avantor, Inc. (588) (7,914)
Avery Dennison Corp. (167) (29,303)
Avient Corp. (58) (1,874)
Avis Budget Group, Inc. (107) (18,088)
Baker Hughes Co., Class A (320) (12,269)
Bank of America Corp. (67) (3,170)
Bank OZK (65) (3,059)
Baxter International, Inc. (447) (13,535)
Belden, Inc. (50) (5,790)
Bentley Systems, Inc., Class B (378) (20,401)
BILL Holdings, Inc. (401) (18,550)
Bio-Rad Laboratories, Inc., Class A (31) (7,481)
Bio-Techne Corp. (447) (22,998)
Black Hills Corp. (46) (2,581)
Blackrock, Inc. (6) (6,296)
Blackstone, Inc. (369) (55,195)
Block, Inc., Class A (386) (26,221)
Boeing Co. (The) (106) (22,210)
BOK Financial Corp. (36) (3,515)
Boston Beer Co., Inc. (The), Class
A (41) (7,823)
Brighthouse Financial, Inc. (102) (5,485)
Brixmor Property Group, Inc., REIT (141) (3,672)
Broadcom, Inc. (15) (4,135)
Brown & Brown, Inc. (137) (15,189)
Brown-Forman Corp., Class B (461) (12,406)
Bunge Global SA (245) (19,669)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Burlington Stores, Inc. (21) (4,885)
BWX Technologies, Inc. (209) (30,109)
BXP, Inc., REIT (359) (24,222)
Cadence Bank (705) (22,546)
Caesars Entertainment, Inc. (114) (3,236)
Carlisle Cos., Inc. (21) (7,841)
Carvana Co., Class A (34) (11,457)
Casey's General Stores, Inc. (61) (31,126)
Caterpillar, Inc. (18) (6,988)
Cboe Global Markets, Inc. (44) (10,261)
CBRE Group, Inc., Class A (11) (1,541)
CDW Corp. (23) (4,108)
Celanese Corp., Class A (353) (19,531)
Celsius Holdings, Inc. (305) (14,149)
CenterPoint Energy, Inc. (847) (31,119)
Certara, Inc. (1,764) (20,639)
CH Robinson Worldwide, Inc. (18) (1,727)
Charles River Laboratories
International, Inc. (85) (12,897)
Chemours Co. (The) (1,394) (15,961)
Chevron Corp. (200) (28,638)
Choice Hotels International, Inc. (434) (55,066)
Church & Dwight Co., Inc. (145) (13,936)
Cintas Corp. (54) (12,035)
Cisco Systems, Inc. (359) (24,907)
Civitas Resources, Inc. (436) (11,999)
Clean Harbors, Inc. (7) (1,618)
Clearway Energy, Inc., Class C (1,109) (35,488)
Cleveland-Cliffs, Inc. (760) (5,776)
Cloudflare, Inc., Class A (50) (9,792)
CMS Energy Corp. (358) (24,802)
Coca-Cola Co. (The) (651) (46,058)
Cognizant Technology Solutions
Corp., Class A (102) (7,959)
Coherent Corp. (118) (10,527)
Colgate-Palmolive Co. (415) (37,724)
Comcast Corp., Class A (690) (24,626)
Comerica, Inc. (752) (44,857)
Commerce Bancshares, Inc. (77) (4,787)
Conagra Brands, Inc. (183) (3,746)
Consolidated Edison, Inc. (307) (30,807)
Constellation Brands, Inc., Class A (171) (27,818)
Corpay, Inc. (16) (5,309)
Corteva, Inc. (29) (2,161)
Coterra Energy, Inc. (764) (19,390)
Coty, Inc., Class A (1,917) (8,914)
Cousins Properties, Inc., REIT (483) (14,504)
Crane NXT Co. (572) (30,831)
Credit Acceptance Corp. (25) (12,736)
Crocs, Inc. (176) (17,825)
CSL Ltd. (2) (204) (32,224)
CSX Corp. (449) (14,651)
CubeSmart, REIT (1,237) (52,573)
Cullen/Frost Bankers, Inc. (165) (21,209)
Cytokinetics, Inc. (46) (1,520)
DaVita, Inc. (71) (10,114)
Deere & Co. (80) (40,679)
Diamondback Energy, Inc. (310) (42,594)
Dick's Sporting Goods, Inc. (44) (8,704)
Digital Realty Trust, Inc., REIT (115) (20,048)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Docusign, Inc., Class A (75) (5,842)
Dominion Energy, Inc. (343) (19,386)
Domino's Pizza, Inc. (27) (12,166)
Donaldson Co., Inc. (285) (19,765)
DoubleVerify Holdings, Inc. (111) (1,662)
Dow, Inc. (873) (23,117)
Dropbox, Inc., Class A (617) (17,646)
DT Midstream, Inc. (126) (13,849)
Duke Energy Corp. (59) (6,962)
DXC Technology Co. (323) (4,939)
EastGroup Properties, Inc., REIT (209) (34,928)
Eastman Chemical Co. (350) (26,131)
Eaton Corp. plc (11) (3,927)
eBay, Inc. (246) (18,317)
EchoStar Corp., Class A (1,264) (35,013)
Edwards Lifesciences Corp. (32) (2,503)
Elanco Animal Health, Inc. (1,070) (15,280)
Element Solutions, Inc. (811) (18,369)
Elevance Health, Inc. (38) (14,780)
elf Beauty, Inc. (59) (7,342)
Eli Lilly & Co. (13) (10,134)
Emerson Electric Co. (16) (2,133)
Ensign Group, Inc. (The) (135) (20,825)
Entegris, Inc. (231) (18,630)
Entergy Corp. (204) (16,956)
Envista Holdings Corp. (709) (13,854)
EOG Resources, Inc. (21) (2,512)
EPAM Systems, Inc. (47) (8,311)
EQT Corp. (109) (6,357)
Equifax, Inc. (33) (8,559)
Equity Residential, REIT (137) (9,246)
Erie Indemnity Co., Class A (85) (29,477)
Essential Utilities, Inc. (228) (8,468)
Essex Property Trust, Inc., REIT (64) (18,138)
Estee Lauder Cos., Inc. (The),
Class A (187) (15,110)
Evergy, Inc. (398) (27,434)
Eversource Energy (495) (31,492)
Exelon Corp. (258) (11,202)
Expand Energy Corp. (73) (8,537)
Expeditors International of
Washington, Inc. (41) (4,684)
Experian plc (2) (177) (9,127)
Exponent, Inc. (21) (1,569)
Exxon Mobil Corp. (347) (37,407)
FactSet Research Systems, Inc. (17) (7,604)
Fastenal Co. (1,382) (58,044)
Federal Realty Investment Trust,
REIT (67) (6,364)
Ferrovial SE (2) (515) (27,471)
First American Financial Corp. (30) (1,842)
First Citizens BancShares, Inc.,
Class A (25) (48,912)
First Horizon Corp. (795) (16,854)
First Solar, Inc. (225) (37,247)
FirstEnergy Corp. (673) (27,095)
Fiserv, Inc. (36) (6,207)
Five Below, Inc. (158) (20,726)
Five9, Inc. (1,349) (35,722)
Flagstar Financial, Inc. (2,105) (22,313)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Flex Ltd. (457) (22,813)
Flowers Foods, Inc. (377) (6,024)
Fluor Corp. (443) (22,713)
FMC Corp. (120) (5,010)
FNB Corp. (2,049) (29,874)
Ford Motor Co. (2,819) (30,586)
Fortune Brands Innovations, Inc. (219) (11,274)
Fox Corp., Class A (783) (43,879)
Franklin Resources, Inc. (178) (4,245)
FTI Consulting, Inc. (133) (21,480)
Gaming and Leisure Properties,
Inc., REIT (132) (6,162)
GATX Corp. (198) (30,405)
Gen Digital, Inc. (1,667) (49,010)
Generac Holdings, Inc. (15) (2,148)
General Mills, Inc. (1,191) (61,706)
Gentex Corp. (1,978) (43,496)
Genuine Parts Co. (13) (1,577)
Gilead Sciences, Inc. (26) (2,883)
Glacier Bancorp, Inc. (491) (21,152)
Globant SA (374) (33,974)
Globus Medical, Inc., Class A (36) (2,125)
Graco, Inc. (75) (6,448)
Grand Canyon Education, Inc. (29) (5,481)
GXO Logistics, Inc. (402) (19,577)
Hamilton Lane, Inc., Class A (256) (36,383)
Hancock Whitney Corp. (166) (9,528)
Harley-Davidson, Inc. (533) (12,579)
Healthcare Realty Trust, Inc., REIT (134) (2,125)
Healthpeak Properties, Inc., REIT (968) (16,950)
HEICO Corp. (59) (19,352)
Henry Schein, Inc. (421) (30,754)
Hershey Co. (The) (454) (75,340)
Hewlett Packard Enterprise Co. (460) (9,407)
HF Sinclair Corp. (282) (11,585)
Highwoods Properties, Inc., REIT (940) (29,225)
Hilton Grand Vacations, Inc. (680) (28,240)
Hims & Hers Health, Inc. (222) (11,067)
Home BancShares, Inc. (278) (7,912)
Home Depot, Inc. (The) (96) (35,197)
Honeywell International, Inc. (62) (14,439)
Hormel Foods Corp. (310) (9,378)
Howard Hughes Holdings, Inc. (91) (6,143)
Howmet Aerospace, Inc. (33) (6,142)
Hubbell, Inc., Class B (90) (36,757)
Huntington Ingalls Industries, Inc. (37) (8,934)
IAC, Inc. (65) (2,427)
IDACORP, Inc. (440) (50,798)
Independence Realty Trust, Inc.,
REIT (2,050) (36,265)
Ingersoll Rand, Inc. (453) (37,681)
Insperity, Inc. (136) (8,176)
Inspire Medical Systems, Inc. (32) (4,153)
International Paper Co. (600) (28,098)
Ionis Pharmaceuticals, Inc. (396) (15,646)
Iridium Communications, Inc. (1,027) (30,985)
Jack Henry & Associates, Inc. (261) (47,024)
James Hardie Industries plc,
CHESS (2) (1,445) (38,803)
Jefferies Financial Group, Inc. (173) (9,461)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Jones Lang LaSalle, Inc. (113) (28,903)
KeyCorp (427) (7,438)
Kilroy Realty Corp., REIT (770) (26,419)
Kimberly-Clark Corp. (45) (5,801)
Kinder Morgan, Inc. (167) (4,910)
Kinsale Capital Group, Inc. (23) (11,130)
Kite Realty Group Trust, REIT (517) (11,710)
KLA Corp. (37) (33,142)
Kraft Heinz Co. (The) (430) (11,103)
L3Harris Technologies, Inc. (116) (29,097)
Labcorp Holdings, Inc. (49) (12,863)
Lam Research Corp. (161) (15,672)
Lamb Weston Holdings, Inc. (254) (13,170)
Lancaster Colony Corp. (28) (4,838)
Landstar System, Inc. (34) (4,727)
Lantheus Holdings, Inc. (248) (20,301)
Las Vegas Sands Corp. (322) (14,010)
Lattice Semiconductor Corp. (644) (31,550)
Lear Corp. (98) (9,308)
Leggett & Platt, Inc. (1,520) (13,558)
Lennar Corp., Class A (143) (15,817)
Lincoln National Corp. (131) (4,533)
Linde plc (52) (24,397)
Live Nation Entertainment, Inc. (115) (17,397)
LPL Financial Holdings, Inc. (77) (28,873)
Lumentum Holdings, Inc. (215) (20,438)
M&T Bank Corp. (194) (37,634)
MACOM Technology Solutions
Holdings, Inc. (43) (6,161)
Markel Group, Inc. (4) (7,989)
Marriott International, Inc., Class A (99) (27,048)
Marsh & McLennan Cos., Inc. (70) (15,305)
Martin Marietta Materials, Inc. (15) (8,234)
Marvell Technology, Inc. (110) (8,514)
Masco Corp. (160) (10,298)
Masimo Corp. (172) (28,934)
Mastercard, Inc., Class A (34) (19,106)
Match Group, Inc. (237) (7,321)
McCormick & Co., Inc.
(Non-Voting) (119) (9,023)
McDonald's Corp. (200) (58,434)
MDU Resources Group, Inc. (1,134) (18,904)
Medical Properties Trust, Inc.,
REIT (4,707) (20,287)
Medtronic plc (229) (19,962)
Meta Platforms, Inc., Class A (99) (73,070)
Mettler-Toledo International, Inc. (9) (10,572)
Microchip Technology, Inc. (178) (12,526)
Micron Technology, Inc. (17) (2,095)
Microsoft Corp. (211) (104,953)
MicroStrategy, Inc., Class A (67) (27,083)
Mid-America Apartment
Communities, Inc., REIT (150) (22,202)
Middleby Corp. (The) (82) (11,808)
MKS, Inc. (49) (4,869)
Moderna, Inc. (195) (5,380)
Mondelez International, Inc., Class
A (1,118) (75,397)
Monolithic Power Systems, Inc. (23) (16,822)
Moody's Corp. (22) (11,035)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Morgan Stanley (400) (56,344)
Motorola Solutions, Inc. (20) (8,409)
MP Materials Corp. (545) (18,132)
MSA Safety, Inc. (148) (24,794)
Murphy Oil Corp. (67) (1,508)
Murphy USA, Inc. (29) (11,797)
National Storage Affiliates Trust,
REIT (923) (29,527)
nCino, Inc. (1,508) (42,179)
Nestle SA (Registered) (2) (332) (33,010)
Netflix, Inc. (30) (40,174)
New Jersey Resources Corp. (634) (28,416)
Newell Brands, Inc. (572) (3,089)
NewMarket Corp. (20) (13,817)
Newmont Corp. (29) (1,690)
NIKE, Inc., Class B (1,038) (73,739)
NiSource, Inc. (1,019) (41,106)
NNN REIT, Inc., REIT (367) (15,847)
Nordson Corp. (56) (12,005)
Norfolk Southern Corp. (82) (20,990)
Northern Trust Corp. (154) (19,526)
Norwegian Cruise Line Holdings
Ltd. (417) (8,457)
NOV, Inc. (756) (9,397)
NRG Energy, Inc. (95) (15,255)
nVent Electric plc (28) (2,051)
NVR, Inc. (2) (14,771)
OGE Energy Corp. (129) (5,725)
Old Dominion Freight Line, Inc. (86) (13,958)
Ollie's Bargain Outlet Holdings,
Inc. (143) (18,845)
ON Semiconductor Corp. (42) (2,201)
ONE Gas, Inc. (441) (31,690)
OneMain Holdings, Inc. (28) (1,596)
ONEOK, Inc. (306) (24,979)
Option Care Health, Inc. (248) (8,055)
O'Reilly Automotive, Inc. (703) (63,360)
Ormat Technologies, Inc. (350) (29,316)
Paramount Global, Class B (1,473) (19,002)
Parker-Hannifin Corp. (49) (34,225)
Parsons Corp. (214) (15,359)
Paychex, Inc. (473) (68,802)
Paycom Software, Inc. (167) (38,644)
Penn Entertainment, Inc. (1,686) (30,129)
Performance Food Group Co. (365) (31,927)
Permian Resources Corp., Class A (1,057) (14,396)
Perrigo Co. plc (366) (9,780)
Pinnacle Financial Partners, Inc. (44) (4,858)
Pinnacle West Capital Corp. (127) (11,363)
Planet Fitness, Inc., Class A (203) (22,137)
Pool Corp. (77) (22,444)
Portland General Electric Co. (198) (8,045)
PotlatchDeltic Corp., REIT (67) (2,571)
PPL Corp. (429) (14,539)
Prologis, Inc., REIT (229) (24,072)
PTC, Inc. (85) (14,649)
Public Service Enterprise Group,
Inc. (253) (21,298)
PulteGroup, Inc. (142) (14,975)
PVH Corp. (166) (11,388)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
QIAGEN NV (2) (183) (8,817)
Quanta Services, Inc. (59) (22,307)
Quest Diagnostics, Inc. (293) (52,632)
Ralph Lauren Corp., Class A (21) (5,760)
Range Resources Corp. (287) (11,672)
Raymond James Financial, Inc. (25) (3,834)
Rayonier, Inc., REIT (95) (2,107)
RBC Bearings, Inc. (16) (6,157)
Realty Income Corp., REIT (533) (30,706)
Regal Rexnord Corp. (88) (12,756)
Regency Centers Corp., REIT (542) (38,607)
Regions Financial Corp. (1,544) (36,315)
Repligen Corp. (192) (23,881)
ResMed, Inc. (97) (25,026)
Revvity, Inc. (507) (49,037)
RH (56) (10,585)
RingCentral, Inc., Class A (183) (5,188)
RLI Corp. (298) (21,522)
Roku, Inc., Class A (19) (1,670)
Roper Technologies, Inc. (28) (15,872)
Royal Caribbean Cruises Ltd. (123) (38,516)
RPM International, Inc. (333) (36,577)
RTX Corp. (177) (25,846)
S&P Global, Inc. (56) (29,528)
Sabra Health Care REIT, Inc.,
REIT (153) (2,821)
Saia, Inc. (6) (1,644)
Sarepta Therapeutics, Inc. (178) (3,044)
SBA Communications Corp., REIT (18) (4,227)
Schlumberger NV (46) (1,555)
Schneider National, Inc., Class B (128) (3,091)
Sealed Air Corp. (70) (2,172)
SEI Investments Co. (186) (16,714)
Sempra (66) (5,001)
Sensata Technologies Holding plc (228) (6,865)
Sherwin-Williams Co. (The) (53) (18,198)
Shift4 Payments, Inc., Class A (674) (66,799)
Signify NV (2)(b) (68) (1,846)
Silgan Holdings, Inc. (183) (9,915)
Simon Property Group, Inc., REIT (89) (14,308)
Simpson Manufacturing Co., Inc. (27) (4,193)
Skyworks Solutions, Inc. (384) (28,616)
Snap-on, Inc. (61) (18,982)
Somnigroup International, Inc. (483) (32,868)
Southern Co. (The) (669) (61,434)
Southwest Airlines Co. (516) (16,739)
Southwest Gas Holdings, Inc. (342) (25,441)
Spire, Inc. (42) (3,066)
STAG Industrial, Inc., REIT (858) (31,128)
Starbucks Corp. (819) (75,044)
Stellantis NV (2) (913) (9,145)
Stryker Corp. (85) (33,629)
Sun Communities, Inc., REIT (69) (8,728)
Super Micro Computer, Inc. (452) (22,153)
Synopsys, Inc. (56) (28,710)
Sysco Corp. (366) (27,721)
T. Rowe Price Group, Inc. (111) (10,712)
Targa Resources Corp. (58) (10,097)
Target Corp. (117) (11,542)
TD SYNNEX Corp. (168) (22,798)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Teledyne Technologies, Inc. (40) (20,492)
Tenaris SA (2) (273) (5,117)
Teradyne, Inc. (128) (11,510)
Terex Corp. (277) (12,933)
Tesla, Inc. (56) (17,789)
Tetra Tech, Inc. (337) (12,119)
Texas Instruments, Inc. (140) (29,067)
The Campbell's Co. (478) (14,651)
Thor Industries, Inc. (285) (25,311)
Timken Co. (The) (182) (13,204)
TopBuild Corp. (109) (35,288)
Tractor Supply Co. (618) (32,612)
TransDigm Group, Inc. (26) (39,537)
TransUnion (70) (6,160)
Trex Co., Inc. (36) (1,958)
TripAdvisor, Inc. (1,082) (14,120)
Twilio, Inc., Class A (231) (28,727)
Tyler Technologies, Inc. (56) (33,199)
Uber Technologies, Inc. (49) (4,572)
Ubiquiti, Inc. (53) (21,817)
UFP Industries, Inc. (16) (1,590)
UGI Corp. (730) (26,587)
UMB Financial Corp. (117) (12,304)
United Bankshares, Inc. (519) (18,907)
United Rentals, Inc. (38) (28,629)
Unity Software, Inc. (1,089) (26,354)
Universal Display Corp. (106) (16,373)
UWM Holdings Corp., Class A (3,010) (12,461)
Vail Resorts, Inc. (244) (38,340)
Valero Energy Corp. (24) (3,226)
Valley National Bancorp (170) (1,518)
Verisk Analytics, Inc., Class A (46) (14,329)
Verizon Communications, Inc. (782) (33,837)
Vertex Pharmaceuticals, Inc. (15) (6,678)
VICI Properties, Inc., Class A,
REIT (788) (25,689)
Viking Therapeutics, Inc. (927) (24,566)
Visa, Inc., Class A (7) (2,485)
Visteon Corp. (84) (7,837)
Vistra Corp. (111) (21,513)
Vornado Realty Trust, REIT (367) (14,034)
Walt Disney Co. (The) (79) (9,797)
Waste Connections, Inc. (116) (21,660)
Waste Management, Inc. (155) (35,467)
Watsco, Inc. (8) (3,533)
Wayfair, Inc., Class A (95) (4,858)
WEC Energy Group, Inc. (158) (16,464)
Wells Fargo & Co. (236) (18,908)
Western Alliance Bancorp (105) (8,188)
Western Digital Corp. (111) (7,103)
Westinghouse Air Brake
Technologies Corp. (24) (5,024)
Weyerhaeuser Co., REIT (372) (9,557)
Whirlpool Corp. (210) (21,298)
Williams-Sonoma, Inc. (146) (23,852)
WillScot Holdings Corp. (262) (7,179)
Wintrust Financial Corp. (185) (22,936)
WP Carey, Inc., REIT (575) (35,869)
WW Grainger, Inc. (13) (13,523)
Wyndham Hotels & Resorts, Inc. (278) (22,576)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (147.1)% (continued)
Wynn Resorts Ltd. (403) (37,749)
Xcel Energy, Inc. (300) (20,430)
XPO, Inc. (258) (32,583)
YETI Holdings, Inc. (342) (10,780)
Yum! Brands, Inc. (21) (3,112)
Zillow Group, Inc., Class C (68) (4,763)
(8,967,982)
TOTAL COMMON STOCKS
(Proceeds $(14,986,839))                                                     (15,269,229)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Henkel AG & Co. KGaA
(Preference) (2) (459) (36,070)
Volkswagen AG (Preference) (2) (130) (13,743)
TOTAL PREFERRED STOCKS
(Proceeds $(49,040))                                                     (49,813)
TOTAL SHORT POSITIONS
(Proceeds $(15,035,879)) (15,319,042)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 75.0%
(Cost $4,573,034) 4,571,054
OTHER ASSETS IN EXCESS OF
LIABILITIES - 25.0% ‡ 1,523,671
NET ASSETS - 100.0% 6,094,725
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (83,253) ( 1 .4 ) %
Consumer Discretionary 169,434 2 .8
Consumer Staples (320,242) ( 5 .3 )
Energy (197,667) ( 3 .2 )
Financials 928,273 15 .2
Health Care 552,675 9 .1
Industrials 654,831 10 .8
Information Technology (116,205) ( 1 .9 )
Materials 305,307 5 .0
Real Estate (443,334) ( 7 .3 )
Utilities (699,850) ( 11 .5 )
Investment Companies 3,821,085 62 .7
Total Investments In Securities
At Value 4,571,054 75 .0
Other Assets in Excess of
Liabilities ‡ 1,523,671 25 .0
Net Assets
$ 6,094,725 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $15,807,021. In addition, $1,080,596 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $239,953 of investment in securities and
$(124,533) of securities sold short, which represents 3.94% and (2.04)% of net assets of the Fund, respectively.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 Micro E-Mini Index 198 9/2025 USD $ 6,191,213 $ 108,530
Net unrealized appreciation $ 108,530

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 34,000 USD 22,179 CITI 9/17/2025 $ 235
AUD 34,000 USD 22,179 JPMC 9/17/2025 235
Total unrealized appreciation 470
USD 312,291 EUR 267,000 CITI 9/17/2025 (3,863)
USD 312,291 EUR 267,000 JPMC 9/17/2025 (3,862)
USD 69,400 JPY 10,000,000 CITI 9/17/2025 (659)
USD 69,400 JPY 10,000,000 JPMC 9/17/2025 (659)
Total unrealized depreciation (9,043)
Net unrealized depreciation $ (8,573)
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
JPMS
Cash $ – $ 348,000 $ 348,000

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 4.4%
Consumer Staples - 4 .4%
Food Products - 4 .4%
Archer-Daniels-Midland Co. (1)
26,109 1,378,033
Bunge Global SA (1)
9,921 796,458
Conagra Brands, Inc. (1)
32,955 674,589
Darling Ingredients, Inc. (1)*
20,656 783,689
Flowers Foods, Inc. (1)
27,121 433,394
Freshpet, Inc. (1)*
5,242 356,246
General Mills, Inc. (1)
26,252 1,360,116
Hershey Co. (The) (1)
7,629 1,266,032
Hormel Foods Corp. (1)
26,093 789,313
Ingredion, Inc. (1)
6,455 875,427
J M Smucker Co. (The) (1)
7,855 771,361
Kellanova (1)
17,451 1,387,878
Kraft Heinz Co. (The) (1)
42,517 1,097,789
Lamb Weston Holdings, Inc. (1)
10,853 562,728
McCormick & Co., Inc. (Non-Voting)
(1) 15,434 1,170,206
Mondelez International, Inc., Class
A (1) 51,866 3,497,843
Pilgrim's Pride Corp. (1)
15,707 706,501
Post Holdings, Inc. (1)*
6,453 703,571
Seaboard Corp. (1)
158 452,070
The Campbell's Co. (1)
17,486 535,946
Tyson Foods, Inc., Class A (1)
18,428 1,030,862
WK Kellogg Co. (1)
31,042 494,809
Total Consumer Staples 21,124,861
TOTAL COMMON STOCKS
(Cost $22,689,410) 21,124,861
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 9 .1%
U.S. Treasury Inflation-Linked Notes
1.75%, 1/15/2034 (a)(b) $ 10,331,739 10,241,287
1.88%, 7/15/2034 (a)(b) 18,479,794 18,493,963
2.13%, 1/15/2035 (a)(b) 13,946,482 14,174,005
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,265,794) 42,909,255
SHARES
SHORT-TERM INVESTMENTS - 83.6%
INVESTMENT COMPANIES - 49 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.10% (1)(c)(d) 12,675,432 12,675,432
Limited Purpose Cash Investment
Fund, 4.33% (1)(c) 218,803,809 218,738,167
TOTAL INVESTMENT COMPANIES
(Cost $231,380,529) 231,413,599
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 34 .6%
U.S. Treasury Bills
4.20%, 7/10/2025 (e) $ 438,000 437,541
4.25%, 7/24/2025 (e) 6,937,000 6,918,541
4.23%, 7/31/2025 (e) 644,000 641,764
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 34.6% (continued)
4.28%, 8/14/2025 (e) $ 14,867,000 14,788,752
4.31%, 8/21/2025 (e) 13,087,000 13,006,938
4.27%, 8/28/2025 (e) 8,576,000 8,516,242
4.22%, 9/4/2025 (e) 4,990,000 4,951,630
4.16%, 9/11/2025 (e)(f) 31,171,000 30,906,202
4.17%, 9/25/2025 (e)(f) 9,867,000 9,768,237
4.16%, 10/2/2025 (e)(f) 1,163,000 1,150,297
4.08%, 10/9/2025 (e)(f) 7,987,000 7,894,201
4.15%, 10/16/2025 (e)(f) 9,873,000 9,749,987
4.13%, 10/23/2025 (e) 281,000 277,274
4.15%, 10/30/2025 (e) 2,278,000 2,245,970
4.19%, 11/13/2025 (e)(f) 15,106,000 14,871,869
4.23%, 11/20/2025 (e) 1,595,000 1,568,959
4.24%, 12/4/2025 (e)(f) 19,430,000 19,084,162
4.24%, 12/11/2025 (e)(f) 4,519,000 4,434,905
4.24%, 12/18/2025 (e) 1,416,000 1,388,443
4.21%, 12/26/2025 (e) 800,000 783,743
4.20%, 1/2/2026 (e) 10,540,000 10,319,793
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $163,732,227) 163,705,450
TOTAL SHORT-TERM INVESTMENTS
(Cost $395,112,756) 395,119,049
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.1%
(Cost $460,067,960) 459,153,165
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.9% ‡ 13,549,315
NET ASSETS - 100.0% 472,702,480
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 21,124,861 4 .4%
Investment Companies 231,413,599 49 .0
U.S. Treasury Obligations 206,614,705 43 .7
Total Investments In Securities
At Value 459,153,165 97 .1
Other Assets in Excess of
Liabilities ‡ 13,549,315 2 .9
Net Assets
$ 472,702,480 100 .0%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) On June 30, 2025, securities valued at $42,909,255 were pledged as collateral for reverse repurchase agreements outstanding.
(b) Inflation-protected security.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Reverse repurchase agreements outstanding at June 30, 2025:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMC 6/9/2025 4.45% 7/10/2025 USD $ 18,279,153
MLIN 6/9/2025 4.48% 7/10/2025 USD 23,885,826
$ 42,164,979
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2025 was $25,020,651 at a net weighted average interest rate of 4.471%.
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 9,133,000 $ (166,066) $ (66,565) $ (232,631)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 9,133,000 (168,319) (64,312) (232,631)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 17,528,000 (293,922) (99,637) (393,559)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 17,528,000 (293,922) (99,637) (393,559)
$ (922,229) $ (330,151) $ (1,252,380)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 10,877,000 $ 975,705 $ 236,753 $ 1,212,458
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 10,877,000 975,705 236,753 1,212,458
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 5,433,000 353,217 63,762 416,979

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
44.V1 5 .00 % Quarterly 6/20/2030 3 .18 % USD 5,433,000 $ 353,211 $ 63,769 $ 416,980
2,657,838 601,037 3,258,875
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .56 % USD 7,361,500 $ (238,812) $ 58,582 $ (180,230)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .56 USD 7,361,500 (238,812) 58,582 (180,230)
(477,624) 117,164 (360,460)
$ 2,180,214 $ 718,201 $ 2,898,415
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 194,800,000 $ (149,000) $ 277,164 $ 128,164
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 194,800,000 (149,000) 277,164 128,164
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 78,900,000 44,104 1,543 45,647
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 78,900,000 44,039 1,608 45,647
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 152,300,000 (253,764) 711,254 457,490
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 152,300,000 (252,267) 709,757 457,490
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 7,100,000 45,389 (29,050) 16,339
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 7,100,000 44,734 (28,395) 16,339
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 103,300,000 1,002,700 1,717,727 2,720,427
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 103,400,000 1,002,889 1,720,171 2,723,060
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 46,100,000 623,279 571,676 1,194,955
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 46,000,000 621,906 570,457 1,192,363
Pay 1D SOFR Annual 4.00% Annual 12/15/2055 USD 1,600,000 5,884 21,012 26,896
Pay 1D SOFR Annual 4.00% Annual 12/15/2055 USD 1,700,000 5,573 23,004 28,577
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 900,000 17,051 2,215 19,266
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,000,000 19,033 2,373 21,406
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 2,700,000 (5,622) 8,318 2,696
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 2,600,000 (5,461) 8,057 2,596
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 67,000,000 14,477 331 14,808
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 67,000,000 14,477 331 14,808
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 135,500,000 4,659 3,997 8,656
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 135,500,000 4,659 3,997 8,656
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 132,900,000 16,611 73,450 90,061
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 132,900,000 16,611 73,450 90,061
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 5,000,000 1,698 1,354 3,052
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 5,000,000 1,698 1,354 3,052
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 32,220,100,000 1,039,195 (33,358) 1,005,837
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 32,220,100,000 1,039,401 (33,564) 1,005,837
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 6,097,600,000 133,822 17,639 151,461
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 6,097,500,000 133,819 17,640 151,459
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 4,162,300,000 103,087 (1,925) 101,162
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 4,162,300,000 103,087 (1,925) 101,162
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 3,016,900,000 (96,529) 351,758 255,229
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 3,016,900,000 (98,070) 353,299 255,229
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 890,000,000 39,140 2,668 41,808
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 890,000,000 39,133 2,675 41,808

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 135,000,000 $ 362,255 $ 97,473 $ 459,728
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 135,000,000 362,263 97,465 459,728
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 19,600,000 25,190 31,944 57,134
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 19,600,000 25,398 31,736 57,134
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 16,000,000 159,657 13,887 173,544
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 16,000,000 159,656 13,887 173,543
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 1,200,000 6,297 4,745 11,042
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 1,200,000 6,297 4,746 11,043
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 1,200,000 14,043 6,287 20,330
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 1,100,000 12,872 5,763 18,635
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 3,350,000,000 904 19 923
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 3,350,000,000 904 19 923
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 102,600,000 26,131 150,690 176,821
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 102,700,000 26,230 150,764 176,994
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 1,800,000 869 2,079 2,948
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 1,800,000 869 2,079 2,948
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 770,600,000 (90,825) 147,939 57,114
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 770,600,000 (90,827) 147,941 57,114
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 104,500,000 8,167 1,616 9,783
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 104,500,000 8,167 1,616 9,783
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 108,000,000 9,585 3,681 13,266
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 108,000,000 9,585 3,681 13,266
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 816,400,000 (161,858) 402,304 240,446
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 816,400,000 (161,831) 402,276 240,445
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 734,900,000 (28,449) 225,095 196,646
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 734,900,000 (28,507) 225,153 196,646
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 3,500,000 2,728 2,191 4,919
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 3,500,000 2,728 2,191 4,919
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 41,400,000 226,519 244,160 470,679
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 41,300,000 225,174 244,368 469,542
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 3,900,000 25,926 14,934 40,860
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 3,900,000 26,355 14,505 40,860
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 59,500,000 358,070 954,946 1,313,016
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 59,600,000 361,749 953,474 1,315,223
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 8,500,000 140,600 31,780 172,380
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 8,500,000 140,182 32,199 172,381
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 78,200,000 (300,704) 1,197,576 896,872
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 78,200,000 (300,544) 1,197,416 896,872
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 55,500,000 34,418 42,219 76,637
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 55,600,000 34,502 42,274 76,776
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 18,600,000 5,588 23,179 28,767
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 18,600,000 5,588 23,179 28,767
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 71,900,000 20,448 119,062 139,510
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 71,900,000 20,398 119,112 139,510
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 95,100,000 16,557 180,789 197,346
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 95,200,000 16,556 180,998 197,554
Receive 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 1,900,000 2,972 5,312 8,284
Receive 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 2,000,000 4,577 4,143 8,720
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 49,100,000 225,504 26,862 252,366
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 49,100,000 225,504 26,862 252,366
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 35,300,000 534,294 (307,015) 227,279
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 35,400,000 516,385 (288,462) 227,923
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 10,900,000 (119,546) 234,624 115,078
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 10,900,000 (118,841) 233,919 115,078
Receive 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 297,300,000 480,501 (65,696) 414,805
Receive 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 297,300,000 480,610 (65,805) 414,805
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 117,600,000 253,265 (100,907) 152,358

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 117,500,000 $ 251,758 $ (99,529) $ 152,229
Receive 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 93,200,000 142,676 (99,227) 43,449
Receive 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 93,300,000 142,820 (99,325) 43,495
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 91,700,000 126,970 (58,617) 68,353
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 91,700,000 126,970 (58,617) 68,353
Receive 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 150,800,000 29,663 (20,123) 9,540
Receive 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 150,800,000 29,663 (20,123) 9,540
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 24,000,000 1,583 166 1,749
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 24,000,000 1,584 166 1,750
Receive 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 1,344,200,000 8,859 7,625 16,484
Receive 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 1,344,200,000 8,859 7,625 16,484
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 730,000,000 10,714 (2,841) 7,873
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 730,000,000 10,714 (2,841) 7,873
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 54,400,000 266,264 451,683 717,947
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 54,400,000 265,629 452,318 717,947
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 9,000,000 101,767 44,054 145,821
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 9,000,000 101,452 44,369 145,821
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 19,300,000 209,041 1,036,257 1,245,298
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 19,200,000 203,080 1,035,766 1,238,846
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 7,600,000 237,280 263,381 500,661
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 7,600,000 236,688 263,972 500,660
Receive 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 20,800,000 7,962 10,136 18,098
Receive 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 20,900,000 8,006 10,179 18,185
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 8,300,000 (7,504) 8,139 635
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 8,400,000 (7,571) 8,213 642
Receive 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 6,500,000 8,042 3,822 11,864
Receive 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 6,500,000 7,715 4,149 11,864
11,914,231 18,089,277 30,003,508
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 7,200,000 (11,920) 5,475 (6,445)
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 7,200,000 (11,375) 4,930 (6,445)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 216,300,000 4,268 (5,586) (1,318)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 216,300,000 4,268 (5,587) (1,319)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 1,535,000,000 9,131 (25,574) (16,443)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 1,535,000,000 9,131 (25,574) (16,443)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 185,000,000 (11,022) (9,211) (20,233)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 185,000,000 (11,022) (9,211) (20,233)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2030 INR 825,000,000 (79,279) (19,690) (98,969)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2030 INR 825,000,000 (79,279) (19,690) (98,969)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 37,400,000 (241,620) (169,582) (411,202)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 37,400,000 (240,964) (170,237) (411,201)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 20,700,000 (23,291) (252,131) (275,422)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 20,500,000 (23,069) (249,693) (272,762)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 218,100,000 (825,594) 597,981 (227,613)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 218,100,000 (825,582) 597,969 (227,613)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 49,200,000 (1,041,251) 1,031,763 (9,488)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 49,300,000 (1,043,463) 1,033,955 (9,508)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 9,600,000 (162,804) 140,168 (22,636)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 9,700,000 (157,595) 134,723 (22,872)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 6,150,000,000 (32,620) 706 (31,914)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 6,150,000,000 (32,620) 706 (31,914)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 292,800,000 (662,401) 634,287 (28,114)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 292,700,000 (661,482) 633,378 (28,104)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 130,800,000 25,699 (114,012) (88,313)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 130,800,000 26,004 (114,317) (88,313)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK
235,900,000
10,615 (15,433) (4,818)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 235,900,000 10,615 (15,433) (4,818)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 45,500,000 (20,878) 6,572 (14,306)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 45,500,000 $ (20,878) $ 6,572 $ (14,306)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 30,000,000 (7,798) (2,790) (10,588)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 30,000,000 (7,798) (2,790) (10,588)
Receive 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 6,561,200,000 (4,832) (14,442) (19,274)
Receive 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 6,561,200,000 (4,832) (14,442) (19,274)
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 1,825,000,000 (4,446) (1,683) (6,129)
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 1,825,000,000 (4,446) (1,683) (6,129)
Receive 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 3,995,200,000 (49,067) (14,218) (63,285)
Receive 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 3,995,200,000 (49,067) (14,218) (63,285)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 675,000,000 (8,693) (1,004) (9,697)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 675,000,000 (8,693) (1,004) (9,697)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 41,100,000 (598,093) 561,726 (36,367)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 41,100,000 (595,262) 558,895 (36,367)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 26,588,800,000 (23,326) 1,580 (21,746)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 26,588,800,000 (23,326) 1,580 (21,746)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 1,119,700,000 (1,082) (1,457) (2,539)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 1,119,700,000 (1,082) (1,457) (2,539)
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 175,300,000 310,695 (807,410) (496,715)
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 175,400,000 311,380 (808,379) (496,999)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 244,100,000 (306,353) (892,518) (1,198,871)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 244,100,000 (306,700) (892,172) (1,198,872)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 92,200,000 (204,416) (263,651) (468,067)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 92,100,000 (204,292) (263,268) (467,560)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 6,700,000 18,028 (58,045) (40,017)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 6,800,000 18,169 (58,784) (40,615)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 9,100,000 (168,351) 22,108 (146,243)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 9,000,000 (168,507) 23,872 (144,635)
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 23,800,000 59,893 (67,991) (8,098)
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 23,700,000 59,667 (67,732) (8,065)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 153,800,000 (1,608,892) (1,727,389) (3,336,281)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 153,900,000 (1,611,768) (1,726,682) (3,338,450)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 4,100,000 (29,506) (13,746) (43,252)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 4,100,000 (30,896) (12,356) (43,252)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 300,000 (4,331) 1,653 (2,678)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 200,000 (2,629) 844 (1,785)
Receive 1D SORA Semi 2.00% Semi 9/18/2030 SGD 2,100,000 5,417 (31,688) (26,271)
Receive 1D SORA Semi 2.00% Semi 9/18/2030 SGD 2,000,000 4,397 (29,418) (25,021)
Receive 1D SORA Semi 2.00% Semi 12/18/2030 SGD 5,600,000 (35,960) (27,801) (63,761)
Receive 1D SORA Semi 2.00% Semi 12/18/2030 SGD 5,500,000 (35,413) (27,209) (62,622)
Receive 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 130,200,000 (3,953) (40,339) (44,292)
Receive 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 130,200,000 (3,951) (40,341) (44,292)
Receive 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 64,500,000 (15,185) (6,285) (21,470)
Receive 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 64,500,000 (15,185) (6,285) (21,470)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 4,155,000,000 19,826 (75,109) (55,283)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 4,155,000,000 19,827 (75,110) (55,283)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 14,172,900,000 (2,376,228) (53,395) (2,429,623)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 14,172,800,000 (2,376,211) (53,395) (2,429,606)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 1,114,500,000 (159,973) (3,603) (163,576)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 1,114,500,000 (159,973) (3,603) (163,576)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 2,500,000 171 (469) (298)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 2,500,000 171 (469) (298)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 4,000,000 (1,465) 720 (745)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 4,000,000 (1,465) 720 (745)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 6,500,000 $ (123,392) $ (2,434) $ (125,826)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 6,500,000 (123,408) (2,417) (125,825)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 9,400,000 (813) (6,529) (7,342)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 9,400,000 (813) (6,529) (7,342)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 41,800,000 (19,396) (10,559) (29,955)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 41,800,000 (19,396) (10,559) (29,955)
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 46,500,000 27,048 (101,297) (74,249)
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 46,500,000 27,048 (101,297) (74,249)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 376,500,000 (7,331) 2,543 (4,788)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 376,500,000 (7,331) 2,544 (4,787)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 172,000,000 (5,684) (369) (6,053)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 172,000,000 (5,684) (369) (6,053)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 6,300,000 19,945 (74,082) (54,137)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 6,300,000 19,887 (74,024) (54,137)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 200,000 946 (2,409) (1,463)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 200,000 946 (2,409) (1,463)
Receive 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 2,401,600,000 (21,163) 17,016 (4,147)
Receive 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 2,401,600,000 (21,163) 17,016 (4,147)
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 1,330,000,000 (13,300) 3,330 (9,970)
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 1,330,000,000 (13,300) 3,330 (9,970)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 2,500,000 (31,473) 7,765 (23,708)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 2,500,000 (31,763) 8,056 (23,707)
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 1,026,300,000 46,852 (513,192) (466,340)
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 1,026,300,000 46,857 (513,196) (466,339)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 488,300,000 (17,890) (308,678) (326,568)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 488,300,000 (17,985) (308,583) (326,568)
(16,807,839) (5,401,240) (22,209,079)
$ (4,893,608) $ 12,688,037 $ 7,794,429
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.95%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR (365,784) $ 2,871
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 159,474,668 22,034
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/11/2025 KRW 4,681,687,500 155,093
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 09/19/2025 CHF (2,499,210) 24,074
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/19/2025 PLN 5,030,280 63,028
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.25%)
Monthly GSIN 09/17/2025 AUD (2,049,562) 8,880
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 BRL 27,956,472 78,031
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 HKD 10,847,313 751

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.80%)
Monthly BANA 09/17/2025 USD (224,745) $ 8,530
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.50%)
Monthly GSIN 09/17/2025 USD (1,274,953) 48,540
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 HKD 41,140,595 52,882
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 PLN 1,175,382 16,201
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.16%)
Monthly GSIN 09/17/2025 ZAR (84,924,163) 11,748
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.20%)
Monthly GSIN 09/17/2025 CHF (7,080,524) 269,627
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.28%)
Monthly GSIN 09/17/2025 GBP (35,943) 659
Total unrealized appreciation 762,949
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2025 HKD 1,204,200 (1,416)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2025 HKD 172,513,100 $ (270,442)
TAIEX Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 07/16/2025 TWD (22,144,000) (14,758)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.20%)
Monthly GSIN 09/17/2025 CAD (3,295,703) (33,781)
MSCI Japan Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TONAR plus or
minus a specified
spread (-0.10%)
Monthly GSIN 09/17/2025 JPY (21,334,204) (3,671)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS plus or
minus a specified
spread (-0.30%)
Monthly GSIN 09/17/2025 MXN (38,432,812) (25,421)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.25%)
Monthly GSIN 09/17/2025 SGD (11,700,612) (115,256)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.90%)
Monthly BANA 09/17/2025 ILS (4,143,470) (98,027)
Total unrealized depreciation (562,772)
Net unrealized appreciation $ 200,177
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 391 7/2025 USD $ 26,095,340 $ (2,512,773)
Hang Seng Index 72 7/2025 HKD 11,044,962 (99,960)
HSCEI 169 7/2025 HKD 9,331,658 (114,308)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
IBEX 35 Index 60 7/2025 EUR $ 9,838,804 $ 42,443
LME Aluminum Base Metal 1 7/2025 USD 64,935 6,929
LME Aluminum Base Metal 5 7/2025 USD 324,600 27,616
LME Aluminum Base Metal 2 7/2025 USD 129,722 8,135
LME Aluminum Base Metal 2 7/2025 USD 129,754 8,575
LME Aluminum Base Metal 2 7/2025 USD 129,776 10,562
LME Aluminum Base Metal 6 7/2025 USD 389,670 34,197
LME Aluminum Base Metal 7 7/2025 USD 454,580 38,630
LME Aluminum Base Metal 4 7/2025 USD 259,707 12,164
LME Aluminum Base Metal 4 7/2025 USD 259,780 21,408
LME Aluminum Base Metal 10 7/2025 USD 648,648 41,767
LME Aluminum Base Metal 14 7/2025 USD 907,981 52,001
LME Aluminum Base Metal 20 7/2025 USD 1,298,900 103,840
LME Aluminum Base Metal 13 7/2025 USD 844,236 74,922
LME Aluminum Base Metal 13 7/2025 USD 844,197 70,658
LME Aluminum Base Metal 16 7/2025 USD 1,038,628 37,355
LME Aluminum Base Metal 16 7/2025 USD 1,039,120 77,032
LME Aluminum Base Metal 22 7/2025 USD 1,427,063 85,726
LME Aluminum Base Metal 22 7/2025 USD 1,426,986 73,923
LME Copper Base Metal 1 7/2025 USD 251,267 8,803
LME Copper Base Metal 2 7/2025 USD 499,424 66,419
LME Copper Base Metal 2 7/2025 USD 497,912 39,322
LME Copper Base Metal 3 7/2025 USD 744,767 58,019
LME Copper Base Metal 3 7/2025 USD 748,142 76,678
LME Copper Base Metal 9 7/2025 USD 2,250,108 272,177
LME Copper Base Metal 5 7/2025 USD 1,243,154 103,128
LME Copper Base Metal 5 7/2025 USD 1,239,654 60,491
LME Copper Base Metal 4 7/2025 USD 997,023 85,279
LME Copper Base Metal 4 7/2025 USD 991,323 50,955
LME Copper Base Metal 4 7/2025 USD 991,323 47,015
LME Copper Base Metal 12 7/2025 USD 2,976,144 176,502
LME Copper Base Metal 8 7/2025 USD 1,993,246 148,764
LME Copper Base Metal 8 7/2025 USD 1,982,646 132,566
LME Copper Base Metal 20 7/2025 USD 5,007,740 643,331
LME Lead Base Metal 1 7/2025 USD 50,680 2,396
LME Lead Base Metal 2 7/2025 USD 101,396 6,259
LME Lead Base Metal 2 7/2025 USD 101,396 4,886
LME Lead Base Metal 5 7/2025 USD 253,490 12,164
LME Lead Base Metal 7 7/2025 USD 354,874 10,246
LME Lead Base Metal 11 7/2025 USD 556,031 39,781
LME Lead Base Metal 4 7/2025 USD 202,343 13,342
LME Lead Base Metal 4 7/2025 USD 202,692 5,553
LME Lead Base Metal 4 7/2025 USD 201,818 6,249
LME Lead Base Metal 8 7/2025 USD 404,236 28,080
LME Lead Base Metal 8 7/2025 USD 405,554 12,985
LME Lead Base Metal 9 7/2025 USD 455,103 38,396
LME Lead Base Metal 9 7/2025 USD 453,922 9,155
LME Nickel Base Metal 4 7/2025 USD 360,826 14,424
LME Nickel Base Metal 7 7/2025 USD 633,036 (28,524)
LME Nickel Base Metal 11 7/2025 USD 994,064 (39,792)
LME Nickel Base Metal 8 7/2025 USD 720,942 (51,158)
LME Nickel Base Metal 8 7/2025 USD 723,965 (27,280)
LME Nickel Base Metal 10 7/2025 USD 903,588 (32,851)
LME Nickel Base Metal 10 7/2025 USD 903,303 (17,614)
LME Nickel Base Metal 6 7/2025 USD 541,557 9,340
LME Nickel Base Metal 6 7/2025 USD 543,055 (17,755)
LME Nickel Base Metal 6 7/2025 USD 540,814 (30,740)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 6 7/2025 USD $ 543,136 $ (15,473)
LME Nickel Base Metal 12 7/2025 USD 1,085,076 (44,158)
LME Nickel Base Metal 12 7/2025 USD 1,084,135 (38,240)
LME Nickel Base Metal 9 7/2025 USD 812,495 (7,539)
LME Nickel Base Metal 9 7/2025 USD 814,000 (36,663)
LME Nickel Base Metal 9 7/2025 USD 812,017 28,243
LME Nickel Base Metal 9 7/2025 USD 814,096 (32,591)
LME Zinc Base Metal 1 7/2025 USD 68,645 2,928
LME Zinc Base Metal 1 7/2025 USD 68,546 196
LME Zinc Base Metal 2 7/2025 USD 137,063 (2,530)
LME Zinc Base Metal 4 7/2025 USD 274,468 15,210
LME Zinc Base Metal 6 7/2025 USD 411,371 16,178
LME Zinc Base Metal 7 7/2025 USD 480,219 21,461
LME Zinc Base Metal 9 7/2025 USD 618,320 22,092
LME Zinc Base Metal 5 7/2025 USD 343,299 8,959
LME Zinc Base Metal 5 7/2025 USD 343,156 23,837
LME Zinc Base Metal 12 7/2025 USD 822,813 21,732
LME Zinc Base Metal 15 7/2025 USD 1,030,961 64,916
LME Zinc Base Metal 18 7/2025 USD 1,236,766 82,983
LME Zinc Base Metal 16 7/2025 USD 1,097,620 26,892
LME Zinc Base Metal 16 7/2025 USD 1,099,464 38,616
LME Zinc Base Metal 17 7/2025 USD 1,165,856 34,830
LME Zinc Base Metal 17 7/2025 USD 1,166,956 60,937
LME Zinc Base Metal 17 7/2025 USD 1,165,754 45,155
LME Zinc Base Metal 17 7/2025 USD 1,166,591 44,484
Natural Gas 25 7/2025 EUR 720,791 (145,980)
OMXS30 Index 136 7/2025 SEK 3,583,676 26,543
SGX FTSE China A50 Index 443 7/2025 USD 5,930,884 (64,453)
SGX FTSE Taiwan Index 59 7/2025 USD 4,303,460 6,223
WTI Crude Oil 807 7/2025 USD 52,543,770 (2,407,706)
100 oz Gold 8 8/2025 USD 2,646,160 (57,211)
Lean Hogs 21 8/2025 USD 903,000 (38,603)
Live Cattle 44 8/2025 USD 3,764,200 66,867
LME Aluminum Base Metal 3 8/2025 USD 194,816 9,821
LME Aluminum Base Metal 7 8/2025 USD 454,220 22,975
LME Aluminum Base Metal 8 8/2025 USD 519,756 29,032
LME Aluminum Base Metal 9 8/2025 USD 583,882 26,404
LME Aluminum Base Metal 10 8/2025 USD 649,660 37,136
LME Aluminum Base Metal 16 8/2025 USD 1,038,312 52,708
LME Aluminum Base Metal 21 8/2025 USD 1,363,987 65,274
LME Aluminum Base Metal 29 8/2025 USD 1,882,564 132,921
LME Aluminum Base Metal 44 8/2025 USD 2,854,203 200,086
LME Copper Base Metal 11 8/2025 USD 2,719,304 103,763
LME Copper Base Metal 16 8/2025 USD 3,965,292 276,993
LME Copper Base Metal 5 8/2025 USD 1,238,672 51,159
LME Copper Base Metal 5 8/2025 USD 1,238,298 50,222
LME Copper Base Metal 5 8/2025 USD 1,238,904 55,101
LME Copper Base Metal 5 8/2025 USD 1,238,744 47,699
LME Copper Base Metal 7 8/2025 USD 1,730,227 52,989
LME Copper Base Metal 7 8/2025 USD 1,733,940 96,797
LME Copper Base Metal 7 8/2025 USD 1,730,173 44,986
LME Copper Base Metal 23 8/2025 USD 5,698,181 163,565
LME Lead Base Metal 2 8/2025 USD 101,842 3,352
LME Lead Base Metal 1 8/2025 USD 50,921 1,383
LME Lead Base Metal 1 8/2025 USD 50,918 1,217
LME Lead Base Metal 1 8/2025 USD 50,921 1,418
LME Lead Base Metal 10 8/2025 USD 509,033 10,747

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 13 8/2025 USD $ 659,578 $ 23,322
LME Lead Base Metal 14 8/2025 USD 712,687 15,709
LME Lead Base Metal 16 8/2025 USD 814,736 25,081
LME Nickel Base Metal 2 8/2025 USD 181,597 (4,430)
LME Nickel Base Metal 1 8/2025 USD 90,727 (4,632)
LME Nickel Base Metal 1 8/2025 USD 90,929 (4)
LME Nickel Base Metal 6 8/2025 USD 545,664 (7,914)
LME Nickel Base Metal 4 8/2025 USD 362,792 (14,088)
LME Nickel Base Metal 4 8/2025 USD 362,468 (13,038)
LME Nickel Base Metal 5 8/2025 USD 454,200 (11,686)
LME Nickel Base Metal 5 8/2025 USD 454,065 (13,050)
LME Nickel Base Metal 24 8/2025 USD 2,175,458 (73,718)
LME Nickel Base Metal 15 8/2025 USD 1,361,119 (50,893)
LME Nickel Base Metal 15 8/2025 USD 1,358,244 (18,353)
LME Zinc Base Metal 3 8/2025 USD 206,102 3,554
LME Zinc Base Metal 7 8/2025 USD 481,021 10,555
LME Zinc Base Metal 13 8/2025 USD 893,324 (4,453)
LME Zinc Base Metal 15 8/2025 USD 1,029,011 43,466
LME Zinc Base Metal 16 8/2025 USD 1,099,476 19,645
LME Zinc Base Metal 18 8/2025 USD 1,236,573 21,556
LME Zinc Base Metal 24 8/2025 USD 1,647,216 82,839
LME Zinc Base Metal 27 8/2025 USD 1,855,366 25,932
LME Zinc Base Metal 29 8/2025 USD 1,988,334 95,885
LME Zinc Base Metal 32 8/2025 USD 2,198,352 58,240
LME Zinc Base Metal 34 8/2025 USD 2,335,570 45,306
Low Sulphur Gasoil 279 8/2025 USD 18,441,900 (281,039)
Australia 10 Year Bond 373 9/2025 AUD 28,159,492 206,631
Australia 3 Year Bond 96 9/2025 AUD 6,809,212 26,004
Canada 10 Year Bond 41 9/2025 CAD 3,675,924 36,222
Cocoa 6 9/2025 USD 540,000 (18,966)
Coffee 'C' 5 9/2025 USD 562,688 (87,989)
Copper 86 9/2025 USD 10,927,375 292,457
DAX Index 4 9/2025 EUR 2,832,852 15,726
Euro STOXX 50 Index 226 9/2025 EUR 14,181,364 74,246
Euro-BTP 133 9/2025 EUR 18,959,883 51,602
Euro-Bund 233 9/2025 EUR 35,743,232 (187,004)
Euro-Buxl 169 9/2025 EUR 23,645,956 (420,640)
Euro-OAT 198 9/2025 EUR 28,888,376 (184,868)
FTSE 100 Index 47 9/2025 GBP 5,670,506 16,269
FTSE/MIB Index 22 9/2025 EUR 5,163,803 52,527
KC HRW Wheat 93 9/2025 USD 2,449,388 (59,931)
KOSPI 200 Index 288 9/2025 KRW 22,201,245 1,354,739
LME Aluminum Base Metal 3 9/2025 USD 194,842 11,047
LME Aluminum Base Metal 10 9/2025 USD 649,765 32,070
LME Aluminum Base Metal 11 9/2025 USD 714,329 40,002
LME Aluminum Base Metal 12 9/2025 USD 779,307 9,333
LME Aluminum Base Metal 18 9/2025 USD 1,167,525 7,376
LME Aluminum Base Metal 25 9/2025 USD 1,624,494 72,354
LME Aluminum Base Metal 28 9/2025 USD 1,819,517 58,302
LME Aluminum Base Metal 51 9/2025 USD 3,313,164 149,462
LME Aluminum Base Metal 69 9/2025 USD 4,484,034 161,294
LME Aluminum Base Metal 26 9/2025 USD 1,688,498 12,655
LME Aluminum Base Metal 26 9/2025 USD 1,688,498 18,367
LME Aluminum Base Metal 26 9/2025 USD 1,688,739 34,233
LME Aluminum Base Metal 320 9/2025 USD 20,800,480 613,745
LME Copper Base Metal 1 9/2025 USD 246,773 4,245
LME Copper Base Metal 2 9/2025 USD 494,375 7,870

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 9/2025 USD $ 1,236,074 $ 40,136
LME Copper Base Metal 8 9/2025 USD 1,977,424 47,403
LME Copper Base Metal 9 9/2025 USD 2,220,469 7,195
LME Copper Base Metal 3 9/2025 USD 741,667 18,135
LME Copper Base Metal 3 9/2025 USD 740,376 12,868
LME Copper Base Metal 3 9/2025 USD 740,319 11,902
LME Copper Base Metal 6 9/2025 USD 1,483,240 44,350
LME Copper Base Metal 6 9/2025 USD 1,480,638 35,772
LME Copper Base Metal 14 9/2025 USD 3,460,769 61,207
LME Copper Base Metal 23 9/2025 USD 5,684,979 145,944
LME Copper Base Metal 72 9/2025 USD 17,788,824 511,742
LME Lead Base Metal 2 9/2025 USD 102,064 2,808
LME Lead Base Metal 1 9/2025 USD 51,122 1,658
LME Lead Base Metal 1 9/2025 USD 51,116 533
LME Lead Base Metal 1 9/2025 USD 51,104 9
LME Lead Base Metal 1 9/2025 USD 51,074 1,431
LME Lead Base Metal 1 9/2025 USD 50,940 1,212
LME Lead Base Metal 5 9/2025 USD 255,431 6,717
LME Lead Base Metal 5 9/2025 USD 255,585 5,008
LME Lead Base Metal 16 9/2025 USD 815,148 21,906
LME Lead Base Metal 75 9/2025 USD 3,835,069 112,035
LME Nickel Base Metal 1 9/2025 USD 91,070 (917)
LME Nickel Base Metal 1 9/2025 USD 91,160 1,038
LME Nickel Base Metal 1 9/2025 USD 91,005 (1,710)
LME Nickel Base Metal 4 9/2025 USD 364,400 1,227
LME Nickel Base Metal 2 9/2025 USD 182,433 2,014
LME Nickel Base Metal 2 9/2025 USD 182,110 (3,197)
LME Nickel Base Metal 5 9/2025 USD 454,972 (7,592)
LME Nickel Base Metal 6 9/2025 USD 546,088 (11,955)
LME Nickel Base Metal 3 9/2025 USD 273,606 5,559
LME Nickel Base Metal 3 9/2025 USD 273,580 6,453
LME Nickel Base Metal 8 9/2025 USD 727,875 (14,165)
LME Nickel Base Metal 9 9/2025 USD 821,081 399
LME Nickel Base Metal 67 9/2025 USD 6,108,724 (57,278)
LME Zinc Base Metal 1 9/2025 USD 68,723 1,714
LME Zinc Base Metal 1 9/2025 USD 68,729 1,414
LME Zinc Base Metal 1 9/2025 USD 68,780 2,177
LME Zinc Base Metal 4 9/2025 USD 275,080 3,868
LME Zinc Base Metal 5 9/2025 USD 343,725 14,085
LME Zinc Base Metal 3 9/2025 USD 206,314 6,992
LME Zinc Base Metal 3 9/2025 USD 206,263 5,730
LME Zinc Base Metal 3 9/2025 USD 206,226 2,367
LME Zinc Base Metal 9 9/2025 USD 618,694 1,267
LME Zinc Base Metal 12 9/2025 USD 824,925 15,339
LME Zinc Base Metal 14 9/2025 USD 962,780 32,438
LME Zinc Base Metal 18 9/2025 USD 1,238,112 61,458
LME Zinc Base Metal 20 9/2025 USD 1,375,510 53,450
LME Zinc Base Metal 48 9/2025 USD 3,303,216 73,373
Long Gilt 773 9/2025 GBP 98,784,542 990,858
MSCI EAFE Index 9 9/2025 USD 1,206,765 14,642
MSCI Emerging Markets Index 100 9/2025 USD 6,167,500 138,064
NASDAQ 100 E-Mini Index 29 9/2025 USD 13,278,085 538,418
Nikkei 225 Index 7 9/2025 JPY 1,969,168 89,725
Palladium 2 9/2025 USD 221,420 14,087
Russell 2000 E-Mini Index 106 9/2025 USD 11,616,010 303,237
S&P Midcap 400 E-Mini Index 53 9/2025 USD 16,565,150 407,175
Silver 2 9/2025 USD 361,720 (4,293)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Sugar No. 11 423 9/2025 USD $ 7,674,912 $ (327,826)
TOPIX Index 48 9/2025 JPY 9,518,003 222,959
U.S. Treasury 2 Year Note 1,575 9/2025 USD 327,661,523 985,464
U.S. Treasury 5 Year Note 1,495 9/2025 USD 162,990,040 485,485
U.S. Treasury Ultra Bond 19 9/2025 USD 2,260,406 20,038
Wheat 23 9/2025 USD 618,988 (13,833)
Aluminum 4 10/2025 USD 257,850 641
90-Day Australian Bank Bill 30 12/2025 AUD 19,595,680 5,718
90-Day New Zealand Bill 16 12/2025 NZD 9,679,527 691
Copper 28 12/2025 USD 3,603,600 129,287
ECX Emission 5 12/2025 EUR 406,216 (35,733)
Phelix De Base Electricity 3 12/2025 EUR 2,618,303 (170,508)
Soybean Meal 211 12/2025 USD 6,104,230 (304,593)
3 Month CORRA 1,207 3/2026 CAD 216,327,107 (110,075)
3 Month Euro Euribor 36 3/2026 EUR 10,412,842 (4,247)
3 Month SARON 42 3/2026 CHF 13,258,491 (19,262)
3 Month SOFR 1,105 3/2026 USD 266,125,437 374,677
3 Month SONIA 1,223 3/2026 GBP 404,557,995 214,795
90-Day Australian Bank Bill 64 3/2026 AUD 41,813,327 18,389
90-Day New Zealand Bill 16 3/2026 NZD 9,680,001 (781)
3 Month CORRA 42 6/2026 CAD 7,529,466 496
3 Month Euro Euribor 47 6/2026 EUR 13,592,468 (6,322)
3 Month SARON 32 6/2026 CHF 10,103,724 (11,118)
3 Month SOFR 543 6/2026 USD 131,134,500 234,647
3 Month SONIA 526 6/2026 GBP 174,267,080 283,698
90-Day Australian Bank Bill 182 6/2026 AUD 118,909,559 26,560
90-Day New Zealand Bill 16 6/2026 NZD 9,678,817 1,575
3 Month CORRA 26 9/2026 CAD 4,660,621 (7,101)
3 Month SARON 38 9/2026 CHF 11,995,778 (17,015)
3 Month SOFR 63 9/2026 USD 15,249,937 29,020
3 Month SONIA 534 9/2026 GBP 177,045,804 367,196
90-Day Australian Bank Bill 40 9/2026 AUD 26,132,690 4,380
3 Month CORRA 20 12/2026 CAD 3,583,440 400
3 Month Euro Euribor 203 12/2026 EUR 58,645,124 (36,661)
3 Month SARON 23 12/2026 CHF 7,257,704 (9,651)
3 Month SOFR 75 12/2026 USD 18,176,250 47,355
3 Month SONIA 491 12/2026 GBP 162,823,005 339,143
3 Month Euro Euribor 204 3/2027 EUR 58,888,960 (41,409)
3 Month Euro Euribor 209 6/2027 EUR 60,286,156 (38,874)
3 Month Euro Euribor 133 9/2027 EUR 38,330,626 (23,244)
Total of long contracts 8,108,681
Short Contracts
CAC 40 10 Euro Index (101) 7/2025 EUR (9,125,225) 25,124
FTSE Bursa Malaysia KLCI Index (41) 7/2025 MYR (746,384) (8,046)
IFSC NIFTY 50 Index (71) 7/2025 USD (3,635,342) (52,895)
LME Aluminum Base Metal (1) 7/2025 USD (64,935) (7,075)
LME Aluminum Base Metal (5) 7/2025 USD (324,600) (27,021)
LME Aluminum Base Metal (2) 7/2025 USD (129,722) (8,328)
LME Aluminum Base Metal (2) 7/2025 USD (129,754) (8,830)
LME Aluminum Base Metal (2) 7/2025 USD (129,776) (10,693)
LME Aluminum Base Metal (6) 7/2025 USD (389,670) (34,713)
LME Aluminum Base Metal (7) 7/2025 USD (454,580) (38,016)
LME Aluminum Base Metal (4) 7/2025 USD (259,707) (13,523)
LME Aluminum Base Metal (4) 7/2025 USD (259,780) (21,503)
LME Aluminum Base Metal (10) 7/2025 USD (648,648) (38,977)
LME Aluminum Base Metal (14) 7/2025 USD (907,981) (54,022)
LME Aluminum Base Metal (20) 7/2025 USD (1,298,900) (103,649)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (13) 7/2025 USD $ (844,236) $ (71,850)
LME Aluminum Base Metal (13) 7/2025 USD (844,197) (70,348)
LME Aluminum Base Metal (16) 7/2025 USD (1,038,628) (40,378)
LME Aluminum Base Metal (16) 7/2025 USD (1,039,120) (79,309)
LME Aluminum Base Metal (22) 7/2025 USD (1,427,063) (84,936)
LME Aluminum Base Metal (22) 7/2025 USD (1,426,986) (70,740)
LME Copper Base Metal (1) 7/2025 USD (251,267) (8,400)
LME Copper Base Metal (2) 7/2025 USD (499,424) (68,739)
LME Copper Base Metal (2) 7/2025 USD (497,912) (39,167)
LME Copper Base Metal (3) 7/2025 USD (744,767) (58,825)
LME Copper Base Metal (3) 7/2025 USD (748,142) (76,123)
LME Copper Base Metal (9) 7/2025 USD (2,250,108) (275,123)
LME Copper Base Metal (5) 7/2025 USD (1,243,154) (102,729)
LME Copper Base Metal (5) 7/2025 USD (1,239,654) (58,479)
LME Copper Base Metal (4) 7/2025 USD (997,023) (83,234)
LME Copper Base Metal (4) 7/2025 USD (991,323) (47,434)
LME Copper Base Metal (4) 7/2025 USD (991,323) (47,534)
LME Copper Base Metal (12) 7/2025 USD (2,976,144) (181,616)
LME Copper Base Metal (8) 7/2025 USD (1,993,246) (142,267)
LME Copper Base Metal (8) 7/2025 USD (1,982,646) (141,271)
LME Copper Base Metal (20) 7/2025 USD (5,007,740) (627,415)
LME Lead Base Metal (1) 7/2025 USD (50,680) (2,338)
LME Lead Base Metal (2) 7/2025 USD (101,396) (6,152)
LME Lead Base Metal (2) 7/2025 USD (101,396) (4,682)
LME Lead Base Metal (5) 7/2025 USD (253,490) (12,368)
LME Lead Base Metal (7) 7/2025 USD (354,874) (10,492)
LME Lead Base Metal (11) 7/2025 USD (556,031) (41,260)
LME Lead Base Metal (4) 7/2025 USD (202,343) (13,554)
LME Lead Base Metal (4) 7/2025 USD (202,692) (5,703)
LME Lead Base Metal (4) 7/2025 USD (201,818) (5,629)
LME Lead Base Metal (8) 7/2025 USD (404,236) (29,957)
LME Lead Base Metal (8) 7/2025 USD (405,554) (13,175)
LME Lead Base Metal (9) 7/2025 USD (455,103) (39,327)
LME Lead Base Metal (9) 7/2025 USD (453,922) (8,682)
LME Nickel Base Metal (4) 7/2025 USD (360,826) (14,495)
LME Nickel Base Metal (7) 7/2025 USD (633,036) 27,813
LME Nickel Base Metal (11) 7/2025 USD (994,064) 35,503
LME Nickel Base Metal (8) 7/2025 USD (720,942) 48,634
LME Nickel Base Metal (8) 7/2025 USD (723,965) 30,336
LME Nickel Base Metal (10) 7/2025 USD (903,588) 36,078
LME Nickel Base Metal (10) 7/2025 USD (903,303) 25,167
LME Nickel Base Metal (6) 7/2025 USD (541,557) (8,055)
LME Nickel Base Metal (6) 7/2025 USD (543,055) 18,347
LME Nickel Base Metal (6) 7/2025 USD (540,814) 28,438
LME Nickel Base Metal (6) 7/2025 USD (543,136) 18,086
LME Nickel Base Metal (12) 7/2025 USD (1,085,076) 50,400
LME Nickel Base Metal (12) 7/2025 USD (1,084,135) 43,385
LME Nickel Base Metal (9) 7/2025 USD (812,495) 10,978
LME Nickel Base Metal (9) 7/2025 USD (814,000) 39,173
LME Nickel Base Metal (9) 7/2025 USD (812,017) (29,848)
LME Nickel Base Metal (9) 7/2025 USD (814,096) 35,296
LME Zinc Base Metal (1) 7/2025 USD (68,645) (2,748)
LME Zinc Base Metal (1) 7/2025 USD (68,546) 301
LME Zinc Base Metal (2) 7/2025 USD (137,063) 2,181
LME Zinc Base Metal (4) 7/2025 USD (274,468) (14,480)
LME Zinc Base Metal (6) 7/2025 USD (411,371) (15,984)
LME Zinc Base Metal (7) 7/2025 USD (480,219) (24,365)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (9) 7/2025 USD $ (618,320) $ (23,564)
LME Zinc Base Metal (5) 7/2025 USD (343,299) (10,560)
LME Zinc Base Metal (5) 7/2025 USD (343,156) (23,949)
LME Zinc Base Metal (12) 7/2025 USD (822,813) (25,374)
LME Zinc Base Metal (15) 7/2025 USD (1,030,961) (65,432)
LME Zinc Base Metal (18) 7/2025 USD (1,236,766) (75,973)
LME Zinc Base Metal (16) 7/2025 USD (1,097,620) (29,450)
LME Zinc Base Metal (16) 7/2025 USD (1,099,464) (44,509)
LME Zinc Base Metal (17) 7/2025 USD (1,165,856) (36,162)
LME Zinc Base Metal (17) 7/2025 USD (1,166,957) (58,491)
LME Zinc Base Metal (17) 7/2025 USD (1,165,754) (44,775)
LME Zinc Base Metal (17) 7/2025 USD (1,166,591) (40,759)
MSCI Singapore Index (82) 7/2025 SGD (2,652,182) (29,281)
Natural Gas (13) 7/2025 USD (449,280) 28,419
Natural Gas (65) 7/2025 GBP (2,138,863) 418,830
NY Harbor ULSD (222) 7/2025 USD (21,224,221) 72,983
RBOB Gasoline (537) 7/2025 USD (46,734,143) 423,321
LME Aluminum Base Metal (3) 8/2025 USD (194,816) (9,120)
LME Aluminum Base Metal (7) 8/2025 USD (454,220) (24,120)
LME Aluminum Base Metal (8) 8/2025 USD (519,756) (28,019)
LME Aluminum Base Metal (9) 8/2025 USD (583,882) (25,459)
LME Aluminum Base Metal (10) 8/2025 USD (649,660) (36,718)
LME Aluminum Base Metal (16) 8/2025 USD (1,038,312) (53,812)
LME Aluminum Base Metal (21) 8/2025 USD (1,363,987) (64,059)
LME Aluminum Base Metal (29) 8/2025 USD (1,882,564) (136,961)
LME Aluminum Base Metal (44) 8/2025 USD (2,854,203) (197,709)
LME Copper Base Metal (11) 8/2025 USD (2,719,304) (102,333)
LME Copper Base Metal (16) 8/2025 USD (3,965,292) (273,666)
LME Copper Base Metal (5) 8/2025 USD (1,238,672) (48,415)
LME Copper Base Metal (5) 8/2025 USD (1,238,298) (50,183)
LME Copper Base Metal (5) 8/2025 USD (1,238,904) (62,042)
LME Copper Base Metal (5) 8/2025 USD (1,238,744) (47,743)
LME Copper Base Metal (7) 8/2025 USD (1,730,227) (55,532)
LME Copper Base Metal (7) 8/2025 USD (1,733,940) (91,202)
LME Copper Base Metal (7) 8/2025 USD (1,730,173) (47,434)
LME Copper Base Metal (23) 8/2025 USD (5,698,181) (158,041)
LME Lead Base Metal (2) 8/2025 USD (101,842) (3,422)
LME Lead Base Metal (1) 8/2025 USD (50,921) (1,449)
LME Lead Base Metal (1) 8/2025 USD (50,918) (1,208)
LME Lead Base Metal (1) 8/2025 USD (50,921) (1,489)
LME Lead Base Metal (10) 8/2025 USD (509,033) (10,934)
LME Lead Base Metal (13) 8/2025 USD (659,578) (22,462)
LME Lead Base Metal (14) 8/2025 USD (712,688) (15,149)
LME Lead Base Metal (16) 8/2025 USD (814,736) (28,198)
LME Nickel Base Metal (2) 8/2025 USD (181,597) 3,857
LME Nickel Base Metal (1) 8/2025 USD (90,727) 4,430
LME Nickel Base Metal (1) 8/2025 USD (90,929) (384)
LME Nickel Base Metal (6) 8/2025 USD (545,664) 5,669
LME Nickel Base Metal (4) 8/2025 USD (362,792) 15,316
LME Nickel Base Metal (4) 8/2025 USD (362,468) 13,600
LME Nickel Base Metal (5) 8/2025 USD (454,200) 9,262
LME Nickel Base Metal (5) 8/2025 USD (454,065) 10,966
LME Nickel Base Metal (24) 8/2025 USD (2,175,458) 73,030
LME Nickel Base Metal (15) 8/2025 USD (1,361,119) 46,197
LME Nickel Base Metal (15) 8/2025 USD (1,358,244) 16,881
LME Zinc Base Metal (3) 8/2025 USD (206,102) (3,779)
LME Zinc Base Metal (7) 8/2025 USD (481,021) (9,512)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (13) 8/2025 USD $ (893,324) $ 3,419
LME Zinc Base Metal (15) 8/2025 USD (1,029,011) (40,880)
LME Zinc Base Metal (16) 8/2025 USD (1,099,476) (21,536)
LME Zinc Base Metal (18) 8/2025 USD (1,236,573) (19,802)
LME Zinc Base Metal (24) 8/2025 USD (1,647,216) (82,212)
LME Zinc Base Metal (27) 8/2025 USD (1,855,366) (29,203)
LME Zinc Base Metal (29) 8/2025 USD (1,988,334) (95,684)
LME Zinc Base Metal (32) 8/2025 USD (2,198,352) (47,141)
LME Zinc Base Metal (34) 8/2025 USD (2,335,570) (46,470)
Cocoa (11) 9/2025 GBP (896,739) 69,049
Corn (1,328) 9/2025 USD (27,174,200) 1,020,414
DJIA CBOT E-Mini Index (26) 9/2025 USD (5,770,570) (202,391)
Euro-Bobl (2) 9/2025 EUR (277,289) 274
Euro-Schatz (167) 9/2025 EUR (21,096,984) 2,585
FTSE/JSE Top 40 Index (70) 9/2025 ZAR (3,549,830) (50,550)
Japan 10 Year Bond (36) 9/2025 JPY (34,766,293) (106,413)
LME Aluminum Base Metal (3) 9/2025 USD (194,842) (10,744)
LME Aluminum Base Metal (10) 9/2025 USD (649,765) (34,295)
LME Aluminum Base Metal (11) 9/2025 USD (714,329) (43,493)
LME Aluminum Base Metal (12) 9/2025 USD (779,307) (9,341)
LME Aluminum Base Metal (18) 9/2025 USD (1,167,525) (8,229)
LME Aluminum Base Metal (25) 9/2025 USD (1,624,494) (75,819)
LME Aluminum Base Metal (28) 9/2025 USD (1,819,517) (62,739)
LME Aluminum Base Metal (51) 9/2025 USD (3,313,164) (153,866)
LME Aluminum Base Metal (69) 9/2025 USD (4,484,034) (154,637)
LME Aluminum Base Metal (26) 9/2025 USD (1,688,498) (22,007)
LME Aluminum Base Metal (26) 9/2025 USD (1,688,499) (13,476)
LME Aluminum Base Metal (26) 9/2025 USD (1,688,739) (37,292)
LME Aluminum Base Metal (249) 9/2025 USD (16,185,374) (800,154)
LME Copper Base Metal (1) 9/2025 USD (246,773) (4,171)
LME Copper Base Metal (2) 9/2025 USD (494,375) (7,330)
LME Copper Base Metal (5) 9/2025 USD (1,236,074) (38,273)
LME Copper Base Metal (8) 9/2025 USD (1,977,424) (42,719)
LME Copper Base Metal (9) 9/2025 USD (2,220,469) (3,216)
LME Copper Base Metal (3) 9/2025 USD (741,667) (18,760)
LME Copper Base Metal (3) 9/2025 USD (740,376) (13,838)
LME Copper Base Metal (3) 9/2025 USD (740,319) (11,477)
LME Copper Base Metal (6) 9/2025 USD (1,483,240) (42,257)
LME Copper Base Metal (6) 9/2025 USD (1,480,638) (34,984)
LME Copper Base Metal (14) 9/2025 USD (3,460,769) (54,161)
LME Copper Base Metal (23) 9/2025 USD (5,684,979) (140,437)
LME Copper Base Metal (94) 9/2025 USD (23,224,298) (505,234)
LME Lead Base Metal (2) 9/2025 USD (102,064) (2,694)
LME Lead Base Metal (1) 9/2025 USD (51,122) (1,848)
LME Lead Base Metal (1) 9/2025 USD (51,116) (531)
LME Lead Base Metal (1) 9/2025 USD (51,104) (19)
LME Lead Base Metal (1) 9/2025 USD (51,074) (1,527)
LME Lead Base Metal (1) 9/2025 USD (50,940) (1,318)
LME Lead Base Metal (5) 9/2025 USD (255,431) (6,569)
LME Lead Base Metal (5) 9/2025 USD (255,585) (5,098)
LME Lead Base Metal (16) 9/2025 USD (815,148) (22,385)
LME Lead Base Metal (35) 9/2025 USD (1,789,699) (53,126)
LME Nickel Base Metal (1) 9/2025 USD (91,070) 967
LME Nickel Base Metal (1) 9/2025 USD (91,160) (1,211)
LME Nickel Base Metal (1) 9/2025 USD (91,005) 1,392
LME Nickel Base Metal (4) 9/2025 USD (364,400) (1,544)
LME Nickel Base Metal (2) 9/2025 USD (182,433) (2,199)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 9/2025 USD $ (182,110) $ 4,304
LME Nickel Base Metal (5) 9/2025 USD (454,972) 7,163
LME Nickel Base Metal (6) 9/2025 USD (546,088) 11,850
LME Nickel Base Metal (3) 9/2025 USD (273,606) (4,796)
LME Nickel Base Metal (3) 9/2025 USD (273,580) (6,775)
LME Nickel Base Metal (8) 9/2025 USD (727,875) 10,581
LME Nickel Base Metal (9) 9/2025 USD (821,081) (1,928)
LME Nickel Base Metal (18) 9/2025 USD (1,641,150) (2,792)
LME Zinc Base Metal (1) 9/2025 USD (68,723) (2,126)
LME Zinc Base Metal (1) 9/2025 USD (68,729) (1,463)
LME Zinc Base Metal (1) 9/2025 USD (68,780) (2,059)
LME Zinc Base Metal (4) 9/2025 USD (275,080) (5,259)
LME Zinc Base Metal (5) 9/2025 USD (343,725) (13,702)
LME Zinc Base Metal (3) 9/2025 USD (206,314) (7,616)
LME Zinc Base Metal (3) 9/2025 USD (206,263) (5,510)
LME Zinc Base Metal (3) 9/2025 USD (206,226) (3,131)
LME Zinc Base Metal (9) 9/2025 USD (618,694) (293)
LME Zinc Base Metal (12) 9/2025 USD (824,925) (13,430)
LME Zinc Base Metal (14) 9/2025 USD (962,780) (29,582)
LME Zinc Base Metal (18) 9/2025 USD (1,238,112) (62,466)
LME Zinc Base Metal (20) 9/2025 USD (1,375,510) (51,455)
LME Zinc Base Metal (97) 9/2025 USD (6,675,249) (215,489)
S&P 500 E-Mini Index (139) 9/2025 USD (43,463,562) (1,279,772)
S&P/TSX 60 Index (16) 9/2025 CAD (3,759,868) (48,171)
SET50 Index (1,262) 9/2025 THB (5,457,360) 125,159
SPI 200 Index (237) 9/2025 AUD (33,290,362) (14,466)
U.S. Treasury 10 Year Note (1,905) 9/2025 USD (213,627,891) (2,436,338)
U.S. Treasury Long Bond (182) 9/2025 USD (20,998,250) (122,772)
Platinum (27) 10/2025 USD (1,813,050) (74,876)
Soybean (385) 11/2025 USD (19,769,750) 41,823
WTI Crude Oil (36) 11/2025 USD (2,219,400) 8,872
3 Month Euro Euribor (50) 12/2025 EUR (14,458,600) 471
Cotton No. 2 (33) 12/2025 USD (1,124,145) (7,978)
LME Copper Base Metal (14) 12/2025 USD (3,446,100) (70,757)
Soybean Oil (260) 12/2025 USD (8,229,000) (295,801)
Platinum (33) 4/2026 JPY (684,268) (60,318)
Platinum (8) 6/2026 JPY (166,355) 1,109
3 Month Euro Euribor (41) 9/2026 EUR (11,851,826) (427)
3 Month SOFR (47) 3/2027 USD (11,393,975) (25,075)
3 Month SONIA (390) 3/2027 GBP (129,316,499) (238,361)
3 Month SOFR (43) 6/2027 USD (10,423,200) (16,699)
3 Month SONIA (394) 6/2027 GBP (130,602,260) (219,962)
3 Month SOFR (42) 9/2027 USD (10,175,550) (13,092)
3 Month SONIA (393) 9/2027 GBP (130,223,580) (174,052)
3 Month SOFR (47) 12/2027 USD (11,379,875) (27,929)
3 Month SONIA (454) 12/2027 GBP (150,381,872) (300,260)
Total of short contracts (11,340,180)
Net unrealized depreciation $ (3,231,499)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 76,918,731 USD 49,797,613 CITI 9/17/2025 $ 908,840
AUD 76,918,732 USD 49,797,455 JPMC 9/17/2025 908,999
BRL 205,185,763 USD 35,629,935 CITI
**
9/17/2025 1,402,440
BRL 205,185,761 USD 35,629,847 JPMC
**
9/17/2025 1,402,528
CAD 35,145,481 USD 25,791,971 CITI 9/17/2025 119,101
CAD 35,145,477 USD 25,791,910 JPMC 9/17/2025 119,159
CHF 13,833,998 USD 17,184,535 CITI 9/17/2025 423,239
CHF 13,833,994 USD 17,184,493 JPMC 9/17/2025 423,277
CLP 10,163,858,616 USD 10,823,840 CITI
**
9/17/2025 84,145
CLP 10,163,858,615 USD 10,823,799 JPMC
**
9/17/2025 84,186
CNY 158,211,222 USD 22,184,889 CITI
**
9/17/2025 56,695
CNY 158,211,212 USD 22,184,809 JPMC
**
9/17/2025 56,775
COP 66,686,272,501 USD 15,936,290 CITI
**
9/17/2025 210,524
COP 66,686,272,502 USD 15,936,229 JPMC
**
9/17/2025 210,584
CZK 173,250,001 USD 7,995,408 CITI 9/17/2025 278,375
CZK 173,250,001 USD 7,995,386 JPMC 9/17/2025 278,397
EUR 51,680,839 USD 59,413,171 CITI 9/17/2025 1,781,920
EUR 51,680,847 USD 59,412,989 JPMC 9/17/2025 1,782,111
GBP 18,993,265 USD 25,728,291 CITI 9/17/2025 355,958
GBP 18,993,267 USD 25,728,238 JPMC 9/17/2025 356,014
HUF 7,205,617,163 USD 20,247,056 CITI 9/17/2025 904,370
HUF 7,205,617,168 USD 20,246,993 JPMC 9/17/2025 904,433
IDR 79,116,975,790 USD 4,839,079 CITI
**
9/17/2025 46,157
IDR 79,116,975,790 USD 4,839,061 JPMC
**
9/17/2025 46,175
ILS 21,849,833 USD 6,176,856 CITI 9/17/2025 316,580
ILS 21,849,833 USD 6,176,832 JPMC 9/17/2025 316,604
INR 1,048,612,344 USD 12,157,500 CITI
**
9/17/2025 32,720
INR 1,048,612,345 USD 12,157,447 JPMC
**
9/17/2025 32,773
JPY 3,526,672,870 USD 24,550,113 CITI 9/17/2025 157,123
JPY 3,526,672,871 USD 24,550,021 JPMC 9/17/2025 157,214
KRW 16,250,000,000 USD 11,982,871 CITI
**
9/17/2025 85,614
KRW 16,250,000,000 USD 11,982,847 JPMC
**
9/17/2025 85,638
MXN 306,267,257 USD 15,724,564 CITI 9/17/2025 461,826
MXN 306,267,263 USD 15,724,503 JPMC 9/17/2025 461,886
NOK 516,756,363 USD 50,975,893 CITI 9/17/2025 317,369
NOK 516,756,358 USD 50,975,736 JPMC 9/17/2025 317,526
NZD 22,756,368 USD 13,678,956 CITI 9/17/2025 228,789
NZD 22,756,364 USD 13,678,908 JPMC 9/17/2025 228,834
PEN 4,035,677 USD 1,108,670 CITI
**
9/17/2025 28,050
PEN 4,035,677 USD 1,108,976 JPMC
**
9/17/2025 27,744
PHP 20,000,000 USD 351,762 CITI
**
9/17/2025 2,774
PHP 20,000,000 USD 351,761 JPMC
**
9/17/2025 2,774
PLN 8,682,846 USD 2,387,961 CITI 9/17/2025 16,559
PLN 8,682,846 USD 2,387,956 JPMC 9/17/2025 16,564
SEK 244,118,983 USD 25,704,419 CITI 9/17/2025 231,936
SEK 244,118,987 USD 25,704,326 JPMC 9/17/2025 232,030
SGD 1,858,828 USD 1,459,341 CITI 9/17/2025 10,949
SGD 1,858,828 USD 1,459,336 JPMC 9/17/2025 10,954
THB 25,875,000 USD 798,340 CITI 9/17/2025 2,342
THB 25,875,000 USD 798,337 JPMC 9/17/2025 2,345
TWD 168,099,584 USD 5,780,259 CITI
**
9/17/2025 104,196
TWD 168,099,582 USD 5,780,233 JPMC
**
9/17/2025 104,222
USD 53,797 CLP 50,000,000 CITI
**
9/17/2025 136
USD 53,797 CLP 50,000,000 JPMC
**
9/17/2025 136
USD 98,001 COP 400,000,000 CITI
**
9/17/2025 1,148

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 98,001 COP 400,000,000 JPMC
**
9/17/2025 $ 1,148
USD 156,739 GBP 114,000 CITI 9/17/2025 178
USD 156,740 GBP 114,000 JPMC 9/17/2025 179
USD 1,877,735 INR 161,300,002 CITI
**
9/17/2025 2,607
USD 1,877,791 INR 161,299,999 JPMC
**
9/17/2025 2,663
USD 3,733,535 JPY 530,000,008 CITI 9/17/2025 20,450
USD 3,733,543 JPY 530,000,001 JPMC 9/17/2025 20,458
USD 1,069,835 NOK 10,750,002 CITI 9/17/2025 2,790
USD 1,069,837 NOK 10,750,000 JPMC 9/17/2025 2,792
USD 1,234,937 PHP 68,750,000 CITI
**
9/17/2025 16,220
USD 1,234,942 PHP 68,750,000 JPMC
**
9/17/2025 16,226
USD 478,146 SEK 4,500,000 CITI 9/17/2025 45
USD 478,147 SEK 4,500,000 JPMC 9/17/2025 46
USD 2,897,858 THB 93,572,334 CITI 9/17/2025 2,335
USD 2,897,867 THB 93,572,332 JPMC 9/17/2025 2,343
ZAR 435,656,020 USD 24,146,096 CITI 9/17/2025 321,512
ZAR 435,656,017 USD 24,146,012 JPMC 9/17/2025 321,596
Total unrealized appreciation 17,873,345
CAD 8,142,303 USD 6,011,674 CITI 9/17/2025 (8,747)
CAD 8,142,302 USD 6,011,661 JPMC 9/17/2025 (8,734)
CLP 876,539,846 USD 942,458 CITI
**
9/17/2025 (1,745)
CLP 876,539,847 USD 942,456 JPMC
**
9/17/2025 (1,742)
INR 433,886,657 USD 5,052,033 CITI
**
9/17/2025 (8,058)
INR 433,886,654 USD 5,052,016 JPMC
**
9/17/2025 (8,042)
JPY 6,537,018,544 USD 46,072,641 CITI 9/17/2025 (275,466)
JPY 6,537,018,536 USD 46,072,491 JPMC 9/17/2025 (275,315)
KRW 250,000,000 USD 185,716 CITI
**
9/17/2025 (47)
KRW 250,000,000 USD 185,716 JPMC
**
9/17/2025 (47)
NOK 20,999,999 USD 2,101,543 CITI 9/17/2025 (17,081)
NOK 21,000,001 USD 2,101,539 JPMC 9/17/2025 (17,077)
PHP 220,277,778 USD 3,955,067 CITI
**
9/17/2025 (50,250)
PHP 220,277,778 USD 3,955,049 JPMC
**
9/17/2025 (50,233)
THB 4,125,000 USD 127,687 CITI 9/17/2025 (42)
THB 4,125,000 USD 127,687 JPMC 9/17/2025 (42)
TWD 35,500,000 USD 1,256,622 CITI
**
9/17/2025 (13,917)
TWD 35,500,000 USD 1,256,619 JPMC
**
9/17/2025 (13,914)
USD 18,828,320 AUD 29,109,387 CITI 9/17/2025 (361,203)
USD 18,828,387 AUD 29,109,389 JPMC 9/17/2025 (361,138)
USD 5,605,318 BRL 31,871,171 CITI
**
9/17/2025 (146,861)
USD 5,605,298 BRL 31,871,170 JPMC
**
9/17/2025 (146,881)
USD 23,745,493 CAD 32,361,716 CITI 9/17/2025 (113,243)
USD 23,745,551 CAD 32,361,711 JPMC 9/17/2025 (113,181)
USD 51,683,680 CHF 41,890,055 CITI 9/17/2025 (1,633,565)
USD 51,683,836 CHF 41,890,058 JPMC 9/17/2025 (1,633,412)
USD 3,779,020 CLP 3,550,000,000 CITI
**
9/17/2025 (30,886)
USD 3,779,028 CLP 3,550,000,000 JPMC
**
9/17/2025 (30,878)
USD 25,671,393 CNY 183,122,837 CITI
**
9/17/2025 (72,306)
USD 25,671,483 CNY 183,122,833 JPMC
**
9/17/2025 (72,215)
USD 5,144,440 COP 21,839,880,625 CITI
**
9/17/2025 (143,673)
USD 5,144,450 COP 21,839,880,625 JPMC
**
9/17/2025 (143,662)
USD 9,992,942 CZK 217,848,000 CITI 9/17/2025 (410,677)
USD 9,992,977 CZK 217,848,000 JPMC 9/17/2025 (410,642)
USD 70,253,925 EUR 60,808,213 CITI 9/17/2025 (1,748,854)
USD 70,254,111 EUR 60,808,221 JPMC 9/17/2025 (1,748,679)
USD 43,960,881 GBP 32,473,500 CITI 9/17/2025 (636,341)
USD 43,961,034 GBP 32,473,502 JPMC 9/17/2025 (636,191)
USD 8,029,804 HUF 2,866,249,998 CITI 9/17/2025 (383,809)
USD 8,029,835 HUF 2,866,250,002 JPMC 9/17/2025 (383,778)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,706,023 IDR 28,000,000,000 CITI
**
9/17/2025 $ (22,893)
USD 1,706,028 IDR 28,000,000,000 JPMC
**
9/17/2025 (22,888)
USD 2,613,282 ILS 8,977,500 CITI 9/17/2025 (54,694)
USD 2,613,289 ILS 8,977,500 JPMC 9/17/2025 (54,687)
USD 6,413,394 INR 553,899,999 CITI
**
9/17/2025 (25,747)
USD 6,413,436 INR 553,900,000 JPMC
**
9/17/2025 (25,706)
USD 6,251,333 JPY 901,000,025 CITI 9/17/2025 (60,911)
USD 6,251,346 JPY 901,000,026 JPMC 9/17/2025 (60,898)
USD 18,024,926 KRW 24,520,173,959 CITI
**
9/17/2025 (185,618)
USD 18,024,989 KRW 24,520,173,959 JPMC
**
9/17/2025 (185,556)
USD 34,269,310 MXN 666,633,498 CITI 9/17/2025 (962,629)
USD 34,269,432 MXN 666,633,503 JPMC 9/17/2025 (962,507)
USD 14,671,344 NOK 148,407,597 CITI 9/17/2025 (59,601)
USD 14,671,393 NOK 148,407,597 JPMC 9/17/2025 (59,553)
USD 28,939,923 NZD 48,472,078 CITI 9/17/2025 (684,193)
USD 28,940,051 NZD 48,472,074 JPMC 9/17/2025 (684,062)
USD 2,541,152 PHP 145,000,000 CITI
**
9/17/2025 (29,232)
USD 2,541,157 PHP 145,000,000 JPMC
**
9/17/2025 (29,227)
USD 21,869,969 PLN 81,938,001 CITI 9/17/2025 (820,920)
USD 21,870,040 PLN 81,938,001 JPMC 9/17/2025 (820,849)
USD 35,995,239 SEK 342,040,722 CITI 9/17/2025 (344,785)
USD 35,995,387 SEK 342,040,725 JPMC 9/17/2025 (344,637)
USD 36,699,632 SGD 46,958,500 CITI 9/17/2025 (443,466)
USD 36,699,756 SGD 46,958,500 JPMC 9/17/2025 (443,342)
USD 12,835,769 THB 416,567,548 CITI 9/17/2025 (54,591)
USD 12,835,809 THB 416,567,550 JPMC 9/17/2025 (54,551)
USD 6,257,436 TWD 181,875,960 CITI
**
9/17/2025 (109,271)
USD 6,257,457 TWD 181,875,958 JPMC
**
9/17/2025 (109,251)
USD 13,138,247 ZAR 237,152,853 CITI 9/17/2025 (180,892)
USD 13,138,297 ZAR 237,152,849 JPMC 9/17/2025 (180,841)
ZAR 25,482,083 USD 1,434,894 CITI 9/17/2025 (3,751)
ZAR 25,482,083 USD 1,434,891 JPMC 9/17/2025 (3,749)
Total unrealized depreciation (20,198,072)
Net unrealized depreciation $ (2,324,727)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 1,134,257 $ 1,134,257
CITG
Cash – 6,582,579 6,582,579
CITI
Investment Companies 5,369,776 – 5,369,776
GSCO
Cash – 4,898,633 4,898,633
GSIN
Cash (94,476) – (94,476)
U.S. Treasury Bills 12,620,580 – 12,620,580
JPMC
Cash (295,463) – (295,463)
Investment Companies 7,305,656 – 7,305,656
U.S. Treasury Inflation-Linked Notes 18,493,963 – 18,493,963
JPMS
Cash – 21,254,363 21,254,363
MLIN
Cash 258,326 – 258,326
U.S. Treasury Inflation-Linked Notes 24,415,292 – 24,415,292
MSCL
Cash – 5,574,308 5,574,308
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 6,664,071 $ 6,664,071
JPPC
Cash – 1,438,181 1,438,181
MSCL
Cash – 8,643,000 8,643,000

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 169.0%
COMMON STOCKS - 84.8%
Communication Services - 3 .7%
Diversified Telecommunication Services - 0 .6%
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 104,418 3,822,075
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 134,000 200,340
Iridium Communications, Inc. (a)(b)
11,619 350,545
Orange SA (France) (2)(a)
230,103 3,504,052
Quebecor, Inc., Class B (Canada)
(a) 23,308 709,467
Singapore Telecommunications Ltd.
(Singapore) (2) 476,900 1,437,752
Telenor ASA (Norway) (2)(a)
96,418 1,501,440
Telia Co. AB (Sweden) (2)(a)
162,867 585,804
Verizon Communications, Inc. (a)
3,881 167,931
12,279,406
Entertainment - 1 .6%
Capcom Co. Ltd. (Japan) (2)(a)
86,300 2,947,274
CTS Eventim AG & Co. KGaA
(Germany) (2)(a) 3,036 377,529
Electronic Arts, Inc. (a)
2,738 437,259
Konami Group Corp. (Japan) (2)(a)
6,200 980,231
Live Nation Entertainment, Inc. *(a)
(b) 4,091 618,886
Netflix, Inc. *(a)
4,075 5,456,955
Playtika Holding Corp. (a)
85,092 402,485
ROBLOX Corp., Class A *(a)
78,951 8,305,645
Roku, Inc., Class A *(a)
13,190 1,159,269
Sea Ltd., ADR (Singapore) *(a)(b)
13,742 2,197,895
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 79,200 5,924,099
Warner Music Group Corp., Class
A (a)(b) 55,975 1,524,759
30,332,286
Interactive Media & Services - 0 .4%
Alphabet, Inc., Class A (a)
14,597 2,572,429
Angi, Inc. *(a)
17,577 268,225
Pinterest, Inc., Class A *(a)
11,753 421,463
REA Group Ltd. (Australia) (2)(a)
5,376 851,337
Reddit, Inc., Class A *(a)
13,828 2,082,082
Scout24 SE (Germany) (2)(a)(c)
6,372 879,647
7,075,183
Media - 0 .7%
Charter Communications, Inc., Class
A *(a)(b) 2,275 930,043
CyberAgent, Inc. (Japan) (2)(a)
119,900 1,369,919
DoubleVerify Holdings, Inc. *(a)(b)
42,837 641,270
ITV plc (United Kingdom) (2)(a)
574,072 650,362
New York Times Co. (The), Class
A (a) 81,245 4,548,095
News Corp., Class A (a)
34,903 1,037,317
Sirius XM Holdings, Inc. (a)
93,715 2,152,633
TBS Holdings, Inc. (Japan) (2)(a)
42,300 1,483,066
INVESTMENTS SHARES VALUE ($)
Media - 0.7% (continued)
Trade Desk, Inc. (The), Class A *(a)
(b) 11,303 813,703
13,626,408
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (2)(a)
35,286 1,150,305
SoftBank Corp. (Japan) (2)(a)
3,152,400 4,882,915
Vodafone Group plc (United
Kingdom) (2)(a) 1,678,321 1,796,562
7,829,782
Total Communication Services 71,143,065
Consumer Discretionary - 9 .8%
Automobile Components - 0 .8%
Aisin Corp. (Japan) (2)(a)
42,300 541,119
Aptiv plc (Ireland) *(a)(b)
16,341 1,114,783
Autoliv, Inc. (Sweden) (a)
20,518 2,295,964
Continental AG (Germany) (2)(a)
23,372 2,039,855
Lear Corp. (a)(b)
6,079 577,383
Niterra Co. Ltd. (Japan) (2)(a)
99,200 3,298,234
Pirelli & C SpA (Italy) (2)(a)(c)
45,391 312,884
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 145,600 3,122,161
Valeo SE (France) (2)(a)
185,975 2,041,410
15,343,793
Automobiles - 0 .8%
Ford Motor Co. (a)(b)
113,378 1,230,151
General Motors Co. (a)
62,933 3,096,933
Harley-Davidson, Inc. (a)
39,185 924,766
Honda Motor Co. Ltd. (Japan) (2)(a)
183,100 1,765,607
Lucid Group, Inc. *(a)(b)
249,262 525,943
Mitsubishi Motors Corp. (Japan) (2)
(a) 137,600 389,059
Renault SA (France) (2)(a)
36,493 1,683,969
Rivian Automotive, Inc., Class A *(a)
(b) 141,561 1,945,048
Subaru Corp. (Japan) (2)(a)
104,300 1,808,186
Suzuki Motor Corp. (Japan) (2)(a)
133,200 1,605,890
14,975,552
Broadline Retail - 1 .1%
Amazon.com, Inc. *(a)
37,530 8,233,707
Dollarama, Inc. (Canada) (a)
1,576 222,058
Etsy, Inc. *(a)(b)
3,632 182,181
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 69,200 1,053,666
MercadoLibre, Inc. (Brazil) *(a)(b)
952 2,488,176
Prosus NV (China) (2)(a)
70,157 3,936,264
Rakuten Group, Inc. (Japan) (2)*(a)
32,400 178,530
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 98,400 4,719,141
21,013,723
Distributors - 0 .1%
Genuine Parts Co. (a)(b) 10,948 1,328,102

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0 .4%
ADT, Inc. (a)
139,955 1,185,419
Bright Horizons Family Solutions,
Inc. *(a) 8,367 1,034,077
Duolingo, Inc., Class A *(a)(b)
3,485 1,428,920
Graham Holdings Co., Class B (a)
1,200 1,135,404
Grand Canyon Education, Inc. *(a)
3,924 741,636
Pearson plc (United Kingdom) (2)(a)
98,289 1,447,896
Service Corp. International (a)
23,178 1,886,689
8,860,041
Hotels, Restaurants & Leisure - 2 .3%
Accor SA (France) (2)(a)
4,696 246,110
Airbnb, Inc., Class A *(a)(b)
13,320 1,762,769
Aristocrat Leisure Ltd. (Australia)
(2)(a) 70,608 3,025,185
Booking Holdings, Inc. (a)(b)
564 3,265,131
Carnival Corp. *(a)
86,468 2,431,480
Chipotle Mexican Grill, Inc., Class
A *(a) 4,594 257,953
Compass Group plc (United
Kingdom) (2)(a) 23,316 789,760
DoorDash, Inc., Class A *(a)
22,910 5,647,544
DraftKings, Inc., Class A *(a)
60,721 2,604,324
Entain plc (United Kingdom) (2)(a)
108,012 1,337,796
Evolution AB (Sweden) (2)(a)(c)
21,847 1,735,157
Expedia Group, Inc. (a)(b)
9,626 1,623,714
Flutter Entertainment plc (United
Kingdom) *(a)(b) 9,807 2,802,448
Hilton Worldwide Holdings, Inc. (a)
(b) 5,991 1,595,643
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 25,762 2,945,503
Light & Wonder, Inc. *(a)(b)
2,647 254,800
MGM Resorts International *(a)
57,077 1,962,878
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 12,200 255,426
Texas Roadhouse, Inc., Class A (a)
(b) 17,512 3,281,924
Travel + Leisure Co. (a)
55,834 2,881,593
Wingstop, Inc. (a)
5,080 1,710,639
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 21,400 1,295,264
43,713,041
Household Durables - 0 .6%
Electrolux AB, Class B (Sweden)
(2)*(a) 275,444 1,958,835
Garmin Ltd. (a)
5,614 1,171,754
NVR, Inc. *(a)(b)
60 443,140
Sony Group Corp. (Japan) (2)(a)
107,800 2,802,835
Taylor Morrison Home Corp., Class
A *(a) 50,862 3,123,944
Toll Brothers, Inc. (a)
22,128 2,525,469
12,025,977
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0 .4%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 137,600 4,931,476
Hasbro, Inc. (a)
22,734 1,678,224
Mattel, Inc. *(a)
63,216 1,246,619
7,856,319
Specialty Retail - 2 .3%
ABC-Mart, Inc. (Japan) (2)(a)
80,400 1,651,724
Abercrombie & Fitch Co., Class A
*(a) 27,790 2,302,401
AutoNation, Inc. *(a)
3,073 610,451
AutoZone, Inc. *(a)(b)
624 2,316,431
Avolta AG (Switzerland) (2)*(a)
7,242 394,480
Bath & Body Works, Inc. (a)(b)
73,918 2,214,583
Best Buy Co., Inc. (a)(b)
23,657 1,588,094
CarMax, Inc. *(a)
7,308 491,171
Chewy, Inc., Class A *(a)
69,282 2,952,799
Gap, Inc. (The) (a)
64,453 1,405,720
Home Depot, Inc. (The) (a)
1,836 673,151
Industria de Diseno Textil SA (Spain)
(2)(a) 50,757 2,647,828
JB Hi-Fi Ltd. (Australia) (2)(a)
66,196 4,810,220
Penske Automotive Group, Inc. (a)
4,597 789,811
Sanrio Co. Ltd. (Japan) (2)(a)
78,800 3,810,423
Shimamura Co. Ltd. (Japan) (2)(a)
32,900 2,308,464
TJX Cos., Inc. (The) (a)
13,671 1,688,232
Ulta Beauty, Inc. *(a)
4,396 2,056,537
USS Co. Ltd. (Japan) (2)(a)
199,800 2,201,982
Wayfair, Inc., Class A *(a)(b)
42,061 2,150,999
Williams-Sonoma, Inc. (a)
4,994 815,870
Zalando SE (Germany) (2)*(a)(c)
98,491 3,249,941
ZOZO, Inc. (Japan) (2)(a)
41,800 451,637
43,582,949
Textiles, Apparel & Luxury Goods - 1 .0%
adidas AG (Germany) (2)(a)
1,508 352,012
Asics Corp. (Japan) (2)(a)
177,200 4,518,668
Brunello Cucinelli SpA (Italy) (2)(a)
3,786 459,631
Burberry Group plc (United
Kingdom) (2)*(a) 37,144 603,338
Deckers Outdoor Corp. *(a)(b)
12,645 1,303,320
Hermes International SCA (France)
(2)(a) 1,942 5,264,502
Pandora A/S (Denmark) (2)(a)
12,318 2,170,375
Ralph Lauren Corp., Class A (a)
5,243 1,438,050
Tapestry, Inc. (a)
28,127 2,469,832
18,579,728
Total Consumer Discretionary 187,279,225

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 4 .5%
Beverages - 1 .0%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 18,389 1,265,170
Asahi Group Holdings Ltd. (Japan)
(2)(a) 145,700 1,947,592
Carlsberg A/S, Class B (Denmark)
(2)(a) 9,358 1,325,873
Celsius Holdings, Inc. *(a)(b)
57,094 2,648,591
Coca-Cola Co. (The) (a)
17,375 1,229,281
Coca-Cola Consolidated, Inc. (a)
18,499 2,065,414
Coca-Cola HBC AG (Italy) (2)(a)
5,004 261,422
Keurig Dr Pepper, Inc. (a)
82,955 2,742,492
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 146,000 2,045,990
Monster Beverage Corp. *(a)
36,365 2,277,904
Royal Unibrew A/S (Denmark) (a)
8,934 729,954
Suntory Beverage & Food Ltd.
(Japan) (2)(a) 8,600 275,023
18,814,706
Consumer Staples Distribution & Retail - 1 .6%
Albertsons Cos., Inc., Class A (a)(b)
23,344 502,129
Carrefour SA (France) (2)(a)
95,350 1,345,029
Coles Group Ltd. (Australia) (2)(a)
37,889 519,539
Costco Wholesale Corp. (a)(b)
2,689 2,661,949
Dollar Tree, Inc. *(a)(b)
24,906 2,466,690
Empire Co. Ltd., Class A (Canada)
(a) 39,526 1,640,253
George Weston Ltd. (Canada) (a)
10,211 2,047,899
Kobe Bussan Co. Ltd. (Japan) (2)(a)
24,800 770,178
Loblaw Cos. Ltd. (Canada) (a)
5,383 890,414
Marks & Spencer Group plc (United
Kingdom) (2)(a) 577,675 2,811,558
MatsukiyoCocokara & Co. (Japan)
(2)(a) 54,300 1,116,980
Metro, Inc., Class A (Canada) (a)
17,640 1,385,681
Performance Food Group Co. *(a)
9,694 847,934
Sprouts Farmers Market, Inc. *(a)(b)
10,634 1,750,782
Tesco plc (United Kingdom) (2)(a)
542,062 2,988,671
US Foods Holding Corp. *(a)(b)
26,424 2,034,912
Walmart, Inc. (a)
49,145 4,805,398
30,585,996
Food Products - 0 .8%
AAK AB (Sweden) (2)(a)
19,587 514,645
Danone SA (France) (2)(a)
7,017 574,154
Freshpet, Inc. *(a)(b)
21,881 1,487,033
Ingredion, Inc. (a)
16,258 2,204,910
Lancaster Colony Corp. (a)(b)
2,033 351,241
McCormick & Co., Inc. (Non-Voting)
(a) 12,686 961,852
Orkla ASA (Norway) (2)(a)
20,295 221,043
Pilgrim's Pride Corp. (a)(b)
39,739 1,787,460
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 53,200 3,536,051
Tyson Foods, Inc., Class A (a)
9,837 550,282
INVESTMENTS SHARES VALUE ($)
Food Products - 0.8% (continued)
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,349,309
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 77,600 1,737,080
15,275,060
Household Products - 0 .2%
Colgate-Palmolive Co. (a)
27,819 2,528,747
Reynolds Consumer Products, Inc.
(a) 20,355 436,004
2,964,751
Personal Care Products - 0 .2%
BellRing Brands, Inc. *(a)
33,670 1,950,503
elf Beauty, Inc. *(a)(b)
5,790 720,508
Kao Corp. (Japan) (2)(a)
47,100 2,110,344
4,781,355
Tobacco - 0 .7%
British American Tobacco plc (United
Kingdom) (2)(a) 41,835 1,989,102
Imperial Brands plc (United
Kingdom) (2)(a) 47,136 1,862,351
Japan Tobacco, Inc. (Japan) (2)(a)
14,000 412,432
Philip Morris International, Inc. (a)
46,134 8,402,386
12,666,271
Total Consumer Staples 85,088,139
Energy - 2 .3%
Energy Equipment & Services - 0 .2%
Halliburton Co. (a)
39,335 801,647
NOV, Inc. (a)
34,664 430,874
SBM Offshore NV (Netherlands) (2)
(a) 6,122 161,857
TechnipFMC plc (United Kingdom)
(a) 72,298 2,489,943
3,884,321
Oil, Gas & Consumable Fuels - 2 .1%
Antero Resources Corp. *(a)
13,246 533,549
APA Corp. (a)
18,496 338,292
ARC Resources Ltd. (Canada) (a)
39,231 827,114
Canadian Natural Resources Ltd.
(Canada) (a) 94,971 2,984,952
Cenovus Energy, Inc. (Canada) (a)
114,871 1,563,106
CNX Resources Corp. *(a)(b)
26,626 896,764
Coterra Energy, Inc. (a)(b)
21,322 541,152
Devon Energy Corp. (a)
66,231 2,106,808
EQT Corp. (a)(b)
11,342 661,465
Equinor ASA (Norway) (2)(a)
64,123 1,619,366
Exxon Mobil Corp. (a)(b)
22,842 2,462,367
Gaztransport Et Technigaz SA
(France) (2)(a) 9,980 1,974,276
HF Sinclair Corp. (a)
65,211 2,678,868
Inpex Corp. (Japan) (2)(a)
242,000 3,396,995
Kinder Morgan, Inc. (a)(b)
82,628 2,429,263

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.1% (continued)
Koninklijke Vopak NV (Netherlands)
(2)(a) 19,376 962,392
Marathon Petroleum Corp. (a)(b)
2,037 338,366
Matador Resources Co. (a)
31,120 1,485,046
Murphy Oil Corp. (a)(b)
53,810 1,210,725
Ovintiv, Inc. (a)
49,053 1,866,467
Phillips 66 (a)(b)
10,839 1,293,093
Shell plc (2)(a)
64,911 2,264,716
Targa Resources Corp. (a)
13,946 2,427,720
Tourmaline Oil Corp. (Canada) (a)
36,011 1,737,413
Whitecap Resources, Inc. (Canada)
(a) 76,299 512,675
39,112,950
Total Energy 42,997,271
Financials - 13 .9%
Banks - 5 .2%
Associated Banc-Corp. (a)
25,392 619,311
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 249,706 2,117,896
Banco Comercial Portugues SA,
Class R (Portugal) (2) 330,875 257,763
Bank of America Corp. (a)
49,916 2,362,025
Bank of Nova Scotia (The) (Canada)
(a) 49,542 2,739,499
Barclays plc (United Kingdom) (2)(a)
564,241 2,607,228
BNP Paribas SA (France) (2)(a)
22,387 2,008,152
BOC Hong Kong Holdings Ltd.
(China) (2)(a) 221,000 962,067
BOK Financial Corp. (a)
3,693 360,548
CaixaBank SA (Spain) (2)(a)
143,857 1,246,494
Citigroup, Inc. (a)
11,041 939,810
Commerce Bancshares, Inc. (a)(b)
34,516 2,145,860
Commerzbank AG (Germany) (2)(a)
168,948 5,324,063
Concordia Financial Group Ltd.
(Japan) (2)(a) 106,200 689,214
Cullen/Frost Bankers, Inc. (a)(b)
20,913 2,688,157
Danske Bank A/S (Denmark) (2)(a)
45,068 1,840,749
East West Bancorp, Inc. (a)
29,401 2,968,913
Fifth Third Bancorp (a)
40,710 1,674,402
First Horizon Corp. (a)
56,467 1,197,100
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 17,900 478,229
Hancock Whitney Corp. (a)(b)
24,965 1,432,991
Home BancShares, Inc. (a)(b)
13,825 393,460
Huntington Bancshares, Inc. (a)
200,187 3,355,134
Intesa Sanpaolo SpA (Italy) (2)(a)
564,854 3,253,791
Kyoto Financial Group, Inc. (Japan)
(2)(a) 34,400 615,037
Lloyds Banking Group plc (United
Kingdom) (2)(a) 493,924 519,370
Mizuho Financial Group, Inc.
(Japan) (2)(a) 68,500 1,901,555
NatWest Group plc (United
Kingdom) (2)(a) 669,256 4,700,154
Nordea Bank Abp (Finland) (2)(a)
138,554 2,055,824
INVESTMENTS SHARES VALUE ($)
Banks - 5.2% (continued)
Pinnacle Financial Partners, Inc. (a)
(b) 13,784 1,521,891
PNC Financial Services Group, Inc.
(The) (a) 13,174 2,455,897
Popular, Inc. (a)
27,491 3,029,783
Rakuten Bank Ltd. (Japan) (2)*(a)
5,300 242,967
Regions Financial Corp. (a)(b)
29,840 701,837
Resona Holdings, Inc. (Japan) (2)(a)
70,600 652,049
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 242,200 2,818,017
Societe Generale SA (France) (2)(a)
115,844 6,626,765
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 206,000 5,187,278
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 95,100 2,529,416
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 59,006 789,930
Swedbank AB, Class A (Sweden)
(2)(a) 7,383 195,549
Synovus Financial Corp. (a)
19,063 986,510
Texas Capital Bancshares, Inc. *(a)
35,408 2,811,395
UniCredit SpA (Italy) (2)(a)
94,139 6,315,163
US Bancorp (a)
66,710 3,018,627
Webster Financial Corp. (a)
50,232 2,742,667
Wintrust Financial Corp. (a)
7,021 870,464
Zions Bancorp NA (a)
36,000 1,869,840
98,820,841
Capital Markets - 2 .8%
Ameriprise Financial, Inc. (a)(b)
10,127 5,405,084
Amundi SA (France) (2)(a)(c)
4,182 338,975
Azimut Holding SpA (Italy) (2)(a)
34,863 1,118,455
Bank of New York Mellon Corp.
(The) (a)(b) 15,197 1,384,599
Brookfield Corp., Class A (Canada)
(a) 24,327 1,505,621
Cboe Global Markets, Inc. (a)(b)
5,324 1,241,610
Charles Schwab Corp. (The) (a)(b)
36,882 3,365,114
CME Group, Inc. (a)
22,954 6,326,581
Coinbase Global, Inc., Class A *(a)
(b) 4,715 1,652,560
CVC Capital Partners plc
(Luxembourg) (2)(c) 25,521 524,748
Deutsche Bank AG (Registered)
(Germany) (2)(a) 30,127 893,128
Evercore, Inc., Class A (a)
12,023 3,246,450
Federated Hermes, Inc., Class B (a)
49,604 2,198,449
Goldman Sachs Group, Inc. (The)
(a) 1,525 1,079,319
Intermediate Capital Group plc
(United Kingdom) (2)(a) 22,302 591,581
Invesco Ltd. (a)
20,330 320,604
Moody's Corp. (a)(b)
7,127 3,574,832
Morningstar, Inc. (a)
3,490 1,095,616
MSCI, Inc., Class A (a)
3,614 2,084,338
Nasdaq, Inc. (a)(b)
20,346 1,819,339
Nomura Holdings, Inc. (Japan) (2)(a)
319,400 2,104,751
Onex Corp. (Canada) (a)
4,753 391,270

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.8% (continued)
Raymond James Financial, Inc. (a)
4,011 615,167
Robinhood Markets, Inc., Class A
*(a)(b) 33,609 3,146,811
Stifel Financial Corp. (a)
34,479 3,578,231
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 3,023 1,718,092
TMX Group Ltd. (Canada) (a)
4,904 207,864
Virtu Financial, Inc., Class A (a)(b)
17,175 769,268
52,298,457
Consumer Finance - 0 .5%
Capital One Financial Corp. (a)
10,281 2,187,386
FirstCash Holdings, Inc. (a)
6,414 866,788
OneMain Holdings, Inc. (a)(b)
50,904 2,901,528
SLM Corp. (a)(b)
11,032 361,739
SoFi Technologies, Inc. *(a)(b)
100,041 1,821,747
Synchrony Financial (a)(b)
25,249
1,685,118
9,824,306
Financial Services - 1 .4%
Adyen NV (Netherlands) (2)*(a)(c)
1,450 2,662,979
Affirm Holdings, Inc., Class A *(a)(b)
31,862 2,202,939
Corebridge Financial, Inc. (a)
29,019 1,030,174
Corpay, Inc. *(a)
2,006 665,631
Essent Group Ltd. (a)
19,469 1,182,352
Euronet Worldwide, Inc. *(a)
9,283 941,111
Fidelity National Information
Services, Inc. (a) 2,783 226,564
Mastercard, Inc., Class A (a)
10,158 5,708,187
MGIC Investment Corp. (a)
9,051 251,980
Nexi SpA (Italy) (2)(a)(c)
279,095 1,666,842
ORIX Corp. (Japan) (2)(a)
109,100 2,462,024
PayPal Holdings, Inc. *(a)(b)
18,602 1,382,501
Tokyo Century Corp. (Japan) (2)(a)
16,700 188,012
Visa, Inc., Class A (a)(b)
11,809 4,192,785
Western Union Co. (The) (a)(b)
257,558 2,168,638
26,932,719
Insurance - 4 .0%
Ageas SA/NV (Belgium) (2)(a)
12,841 868,663
AIA Group Ltd. (Hong Kong) (2)(a)
144,000 1,304,416
Allianz SE (Registered) (Germany)
(2)(a) 9,305 3,776,281
Allstate Corp. (The) (a)
15,920 3,204,855
American International Group, Inc.
(a) 52,578 4,500,151
Axis Capital Holdings Ltd. (a)
23,214 2,410,077
Beazley plc (United Kingdom) (2)(a)
68,604 880,877
Brighthouse Financial, Inc. *(a)
26,860 1,444,262
Cincinnati Financial Corp. (a)
7,018 1,045,121
CNO Financial Group, Inc. (a)
53,705 2,071,939
Dai-ichi Life Holdings, Inc. (Japan)
(2)(a) 280,000 2,128,730
Everest Group Ltd. (a)
486 165,167
Fairfax Financial Holdings Ltd.
(Canada) (a) 976 1,761,710
Globe Life, Inc. (a)
13,011 1,617,137
INVESTMENTS SHARES VALUE ($)
Insurance - 4.0% (continued)
Hanover Insurance Group, Inc.
(The) (a) 3,537 600,830
iA Financial Corp., Inc. (Canada) (a)
9,697 1,063,092
Kemper Corp. (a)(b)
4,354 281,007
Manulife Financial Corp. (Canada)
(a) 117,241 3,748,613
Mapfre SA (Spain) (2)(a)
250,197 1,024,857
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 5,898 3,829,775
NN Group NV (Netherlands) (2)(a)
14,117 939,332
Old Republic International Corp. (a)
13,444 516,787
Poste Italiane SpA (Italy) (2)(a)(c)
120,731 2,594,010
Primerica, Inc. (a)(b)
3,501 958,119
Progressive Corp. (The) (a)
8,543 2,279,785
QBE Insurance Group Ltd.
(Australia) (2)(a) 143,589 2,211,145
Reinsurance Group of America, Inc.
(a) 2,942 583,575
SCOR SE (France) (2)(a)
25,073 832,726
Swiss Re AG (2)(a)
8,210 1,420,224
T&D Holdings, Inc. (Japan) (2)(a)
98,500 2,162,086
Talanx AG (Germany) (2)(a)
4,356 564,719
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 56,700 2,403,006
Travelers Cos., Inc. (The) (a)
21,521 5,757,728
Unipol Assicurazioni SpA (Italy) (2)
(a) 188,984 3,742,785
W R Berkley Corp. (a)
27,088 1,990,155
Zurich Insurance Group AG
(Switzerland) (2)(a) 12,899 9,025,729
75,709,471
Total Financials 263,585,794
Health Care - 8 .9%
Biotechnology - 1 .4%
AbbVie, Inc. (a)
10,654 1,977,595
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,865 608,158
Amgen, Inc. (a)(b)
9,608 2,682,650
Apellis Pharmaceuticals, Inc. *(a)(b)
21,965 380,214
Argenx SE (Netherlands) (2)*(a)
1,369 757,855
BioMarin Pharmaceutical, Inc. *(a)
56,496 3,105,585
Cytokinetics, Inc. *(a)(b)
14,976 494,807
Exact Sciences Corp. *(a)
12,419 659,946
Exelixis, Inc. *(a)(b)
45,817 2,019,384
Genmab A/S (Denmark) (2)*(a)
7,773 1,614,207
GRAIL, Inc. *(a)(b)
18,380 945,099
Halozyme Therapeutics, Inc. *(a)(b)
56,184 2,922,692
Incyte Corp. *(a)
39,767 2,708,133
Natera, Inc. *(a)(b)
16,452 2,779,401
Neurocrine Biosciences, Inc. *(a)
8,602 1,081,185
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 18,767 571,176
Ultragenyx Pharmaceutical, Inc. *(a)
(b) 13,877 504,568

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 1.4% (continued)
United Therapeutics Corp. *(a)
5,608 1,611,459
27,424,114
Health Care Equipment & Supplies - 1 .8%
Abbott Laboratories (a)
27,056 3,679,886
Align Technology, Inc. *(a)
2,189 414,443
Asahi Intecc Co. Ltd. (Japan) (2)(a)
62,000 980,841
Boston Scientific Corp. *(a)
27,934 3,000,391
ConvaTec Group plc (United
Kingdom) (2)(a)(c) 142,297 563,645
Dexcom, Inc. *(a)
17,016 1,485,327
Edwards Lifesciences Corp. *(a)
31,846 2,490,676
Enovis Corp. *(a)(b)
11,008 345,211
Haemonetics Corp. *(a)(b)
21,492 1,603,518
Hoya Corp. (Japan) (2)(a)
1,400 166,267
IDEXX Laboratories, Inc. *(a)(b)
6,867 3,683,047
Insulet Corp. *(a)
4,882 1,533,827
Intuitive Surgical, Inc. *(a)
5,594 3,039,835
LivaNova plc *(a)
14,104 634,962
Penumbra, Inc. *(a)(b)
4,729 1,213,603
QuidelOrtho Corp. *(a)(b)
5,758 165,945
ResMed, Inc. (a)(b)
5,971 1,540,518
STERIS plc (a)
4,480 1,076,186
Straumann Holding AG (Registered)
(Switzerland) (2)(a) 10,357 1,355,625
Stryker Corp. (a)
9,891 3,913,176
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 653 348,608
Zimmer Biomet Holdings, Inc. (a)(b)
13,460 1,227,687
34,463,224
Health Care Providers & Services - 1 .3%
Cardinal Health, Inc. (a)
11,174 1,877,232
Cencora, Inc. (a)
10,057 3,015,592
Centene Corp. *(a)
25,562 1,387,505
Chemed Corp. (a)
997 485,469
Cigna Group (The) (a)
5,340 1,765,297
DaVita, Inc. *(a)(b)
9,494 1,352,420
Elevance Health, Inc. (a)(b)
5,675 2,207,348
Encompass Health Corp. (a)
8,877 1,088,587
Fresenius Medical Care AG
(Germany) (2)(a) 6,315 362,829
HCA Healthcare, Inc. (a)(b)
6,477 2,481,339
HealthEquity, Inc. *(a)
11,928 1,249,577
Hims & Hers Health, Inc. *(a)(b)
4,294 214,056
McKesson Corp. (a)(b)
3,106 2,276,015
Molina Healthcare, Inc. *(a)(b)
6,204 1,848,172
Tenet Healthcare Corp. *(a)
9,052 1,593,152
Universal Health Services, Inc.,
Class B (a) 10,587 1,917,835
25,122,425
Health Care Technology - 0 .5%
Pro Medicus Ltd. (Australia) (2)(a)
24,410 4,567,958
Veeva Systems, Inc., Class A *(a)
13,310 3,833,014
8,400,972
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1 .1%
10X Genomics, Inc., Class A *(a)
98,846 1,144,637
Agilent Technologies, Inc. (a)
30,412 3,588,920
Bruker Corp. (a)
55,924 2,304,069
Danaher Corp. (a)
3,633 717,663
Illumina, Inc. *(a)(b)
13,438 1,282,120
IQVIA Holdings, Inc. *(a)(b)
15,955 2,514,348
Lonza Group AG (Registered)
(Switzerland) (2)(a) 3,725 2,663,984
Medpace Holdings, Inc. *(a)(b)
10,363 3,252,531
Mettler-Toledo International, Inc.
*(a)(b) 1,059 1,244,028
Sotera Health Co. *(a)(b)
20,940 232,853
Waters Corp. *(a)(b)
5,137 1,793,018
20,738,171
Pharmaceuticals - 2 .8%
Astellas Pharma, Inc. (Japan) (2)(a)
107,500 1,052,528
Bayer AG (Registered) (Germany)
(2)(a) 64,737 1,950,350
Chugai Pharmaceutical Co. Ltd.
(Japan) (2)(a) 53,800 2,809,319
Eli Lilly & Co. (a)
3,073 2,395,496
Galderma Group AG (Switzerland)
(2)(a) 3,619 526,042
Ipsen SA (France) (2)(a)
4,949 589,514
Johnson & Johnson (a)
37,584 5,740,956
Merck & Co., Inc. (a)
67,664 5,356,282
Novartis AG (Registered) (2)(a)
84,266 10,227,964
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 53,200 2,637,619
Roche Holding AG (2)(a)
7,996 2,610,053
Royalty Pharma plc, Class A (a)(b)
124,718 4,493,590
Shionogi & Co. Ltd. (Japan) (2)(a)
139,800 2,516,719
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 205,700 6,350,577
UCB SA (Belgium) (2)(a)
6,317 1,242,919
Zoetis, Inc., Class A (a)
22,318 3,480,492
53,980,420
Total Health Care 170,129,326
Industrials - 17 .7%
Aerospace & Defense - 3 .2%
Airbus SE (France) (2)(a)
16,103 3,368,760
Babcock International Group plc
(United Kingdom) (2)(a) 16,166 254,613
Curtiss-Wright Corp. (a)
4,882 2,385,101
Dassault Aviation SA (France) (2)(a)
4,853 1,715,885
GE Aerospace (a)
12,890 3,317,757
General Dynamics Corp. (a)
7,604 2,217,783
Howmet Aerospace, Inc. (a)
13,952 2,596,886
Kongsberg Gruppen ASA (Norway)
(a) 135,345 5,248,288
Leonardo SpA (Italy) (2)(a)
98,890 5,580,054
Northrop Grumman Corp. (a)
6,921 3,460,362
Rheinmetall AG (Germany) (2)(a)
4,901 10,378,841

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 3.2% (continued)
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 425,948 5,644,939
Saab AB, Class B (Sweden) (2)(a)
124,377 6,954,329
Safran SA (France) (2)(a)
6,976 2,275,042
Singapore Technologies Engineering
Ltd. (Singapore) (2) 131,300 805,090
Textron, Inc. (a)
23,476 1,884,888
Thales SA (France) (2)(a)
3,603 1,063,874
Woodward, Inc. (a)
10,142 2,485,703
61,638,195
Air Freight & Logistics - 0 .3%
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 153,100 3,071,250
United Parcel Service, Inc., Class
B (a) 33,360 3,367,358
6,438,608
Building Products - 1 .3%
Allegion plc (a)
17,968 2,589,548
Armstrong World Industries, Inc. (a)
6,627 1,076,490
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 559 569,790
Carlisle Cos., Inc. (a)(b)
1,430 533,962
Geberit AG (Registered)
(Switzerland) (2)(a) 3,549 2,794,997
Johnson Controls International plc
(a) 56,120 5,927,395
Lennox International, Inc. (a)
4,314 2,472,957
Masco Corp. (a)
20,822 1,340,104
Owens Corning (a)
3,975 546,642
Sanwa Holdings Corp. (Japan) (2)
(a) 104,300 3,459,177
Trane Technologies plc (a)
8,837 3,865,392
25,176,454
Commercial Services & Supplies - 1 .0%
Brambles Ltd. (Australia) (2)(a)
162,642 2,511,810
Cintas Corp. (a)(b)
16,146 3,598,459
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 89,400 1,357,078
ISS A/S (Denmark) (2)(a)
66,183 1,847,221
Rollins, Inc. (a)(b)
33,518 1,891,086
Secom Co. Ltd. (Japan) (2)(a)
16,300 585,576
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 5,100 35,707
Veralto Corp. (a)
35,265 3,560,002
Waste Connections, Inc. (a)(b)
14,095 2,631,818
18,018,757
Construction & Engineering - 1 .6%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,460 1,839,171
AECOM (a)
13,771 1,554,195
AtkinsRealis Group, Inc. (Canada)
(a) 9,142 641,199
Bouygues SA (France) (2)(a)
5,032 227,571
Comfort Systems USA, Inc. (a)
11,613 6,227,007
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.6% (continued)
Eiffage SA (France) (2)(a)
5,431 763,127
EMCOR Group, Inc. (a)
6,925 3,704,113
Everus Construction Group, Inc.
*(a)(b) 4,924 312,822
Kajima Corp. (Japan) (2)(a)
76,200 1,987,427
Kinden Corp. (Japan) (2)(a)
73,700 2,165,194
MasTec, Inc. *(a)
15,568 2,653,254
Obayashi Corp. (Japan) (2)(a)
91,300 1,383,361
Shimizu Corp. (Japan) (2)(a)
284,100 3,173,330
Stantec, Inc. (Canada) (a)
10,758 1,170,562
Taisei Corp. (Japan) (2)(a)
41,400 2,411,159
30,213,492
Electrical Equipment - 1 .3%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 23,927 1,433,917
Acuity, Inc. (a)
969 289,091
AMETEK, Inc. (a)
19,535 3,535,054
Eaton Corp. plc (a)(b)
3,104 1,108,097
Fujikura Ltd. (Japan) (2)(a)
65,800 3,461,438
GE Vernova, Inc. (a)
2,413 1,276,839
Mitsubishi Electric Corp. (Japan) (2)
(a) 90,200 1,940,110
NEXTracker, Inc., Class A *(a)(b)
17,540 953,650
nVent Electric plc (a)
23,235 1,701,964
Schneider Electric SE (2)(a)
11,058 2,968,906
Signify NV (2)(a)(c)
13,781 374,188
Vertiv Holdings Co., Class A (a)(b)
42,051 5,399,769
Vestas Wind Systems A/S
(Denmark) (2)(a) 61,336 921,326
25,364,349
Ground Transportation - 1 .0%
Avis Budget Group, Inc. *(a)(b)
2,256 381,377
Grab Holdings Ltd., Class A
(Singapore) *(a)(b) 310,294 1,560,779
JB Hunt Transport Services, Inc. (a)
17,605 2,528,078
Lyft, Inc., Class A *(a)
277,204 4,368,735
Norfolk Southern Corp. (a)(b)
2,089 534,721
Ryder System, Inc. (a)
8,776 1,395,384
Seibu Holdings, Inc. (Japan) (2)(a)
48,800 1,748,885
Uber Technologies, Inc. *(a)(b)
16,251 1,516,218
Union Pacific Corp. (a)
13,551 3,117,814
West Japan Railway Co. (Japan)
(2)(a) 37,900 866,435
18,018,426
Industrial Conglomerates - 0 .4%
3M Co. (a)(b)
25,589 3,895,669
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 36,000 221,676
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 856,273
Hitachi Ltd. (Japan) (2)(a)
72,100 2,095,540
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 41,100 744,349
7,813,507

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3 .0%
Aalberts NV (Netherlands) (2)(a)
7,083 257,250
Alfa Laval AB (Sweden) (2)(a)
58,270 2,454,253
Allison Transmission Holdings, Inc.
(a)(b) 29,058 2,760,219
Crane Co. (a)
4,539 861,911
Cummins, Inc. (a)
4,575 1,498,313
Donaldson Co., Inc. (a)(b)
17,812 1,235,262
Dover Corp. (a)
26,342 4,826,645
Ebara Corp. (Japan) (2)(a)
39,700 761,354
Flowserve Corp. (a)
32,062 1,678,446
Fluidra SA (Spain) (2)(a)
6,809 170,706
GEA Group AG (Germany) (2)(a)
8,618 604,123
Hoshizaki Corp. (Japan) (2)(a)
4,600 158,507
IHI Corp. (Japan) (2)(a)
44,300 4,791,655
IMI plc (United Kingdom) (2)(a)
52,647 1,514,925
ITT, Inc. (a)
8,411 1,319,097
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 41,900 3,167,539
Knorr-Bremse AG (Germany) (2)(a)
7,442 721,851
Komatsu Ltd. (Japan) (2)(a)
37,500 1,237,258
Kone OYJ, Class B (Finland) (2)(a)
14,217 936,626
Lincoln Electric Holdings, Inc. (a)
9,188 1,904,856
Makita Corp. (Japan) (2)(a)
20,600 634,438
Middleby Corp. (The) *(a)(b)
5,394 776,736
MISUMI Group, Inc. (Japan) (2)(a)
50,600 675,939
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 73,100 1,829,283
Mueller Industries, Inc. (a)
2,236 177,695
NGK Insulators Ltd. (Japan) (2)(a)
70,800 888,654
Oshkosh Corp. (a)
16,468 1,869,777
Otis Worldwide Corp. (a)(b)
35,424 3,507,684
Parker-Hannifin Corp. (a)
1,866 1,303,345
Pentair plc (a)
17,887 1,836,279
Sandvik AB (Sweden) (2)(a)
7,031 161,448
Snap-on, Inc. (a)(b)
2,238 696,421
Wartsila OYJ Abp (Finland) (2)(a)
190,289 4,497,359
Watts Water Technologies, Inc.,
Class A (a) 2,798 688,000
Westinghouse Air Brake
Technologies Corp. (a) 19,943 4,175,067
56,578,921
Marine Transportation - 0 .3%
AP Moller - Maersk A/S, Class B
(Denmark) (2)(a) 847 1,575,165
Kirby Corp. *(a)
5,687 644,963
Nippon Yusen KK (Japan) (2)(a)
90,600 3,259,331
5,479,459
Passenger Airlines - 0 .9%
Air France-KLM (France) (2)*(a)
98,218 1,075,090
Alaska Air Group, Inc. *(a)
43,840 2,169,203
ANA Holdings, Inc. (Japan) (2)(a)
8,600 168,388
Delta Air Lines, Inc. (a)
47,309 2,326,657
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 143,864 1,221,354
easyJet plc (United Kingdom) (2)(a)
385,120 2,818,428
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 0.9% (continued)
Japan Airlines Co. Ltd. (Japan) (2)
(a) 154,800 3,157,286
Qantas Airways Ltd. (Australia) (2)
(a) 339,063 2,395,335
United Airlines Holdings, Inc. *(a)
26,011 2,071,256
17,402,997
Professional Services - 2 .0%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 25,849 770,247
BayCurrent, Inc. (Japan) (2)(a)
32,100 1,651,367
Broadridge Financial Solutions, Inc.
(a) 10,939 2,658,505
CACI International, Inc., Class A *(a)
5,713 2,723,387
Computershare Ltd. (Australia) (2)
(a) 117,350 3,078,570
Experian plc (2)(a)
15,941 822,018
Jacobs Solutions, Inc. (a)
8,506 1,118,114
KBR, Inc. (a)
5,370 257,438
Leidos Holdings, Inc. (a)
15,748 2,484,404
Parsons Corp. *(a)
28,122 2,018,316
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 50,400 2,963,855
RELX plc (United Kingdom) (2)(a)
114,427 6,201,678
Robert Half, Inc. (a)
35,703 1,465,608
Science Applications International
Corp. (a) 7,626 858,764
SS&C Technologies Holdings, Inc.
(a) 57,055 4,724,154
Thomson Reuters Corp. (Canada)
(a) 2,462 495,094
TransUnion (a)(b)
12,366 1,088,208
Verisk Analytics, Inc., Class A (a)(b)
5,655 1,761,532
37,141,259
Trading Companies & Distributors - 1 .2%
AddTech AB, Class B (Sweden) (2)
(a) 4,992 170,185
Applied Industrial Technologies, Inc.
(a) 4,414 1,026,034
Ferguson Enterprises, Inc. (a)
9,981 2,173,363
Finning International, Inc. (Canada)
(a) 24,129 1,031,607
ITOCHU Corp. (Japan) (2)(a)
15,700 822,131
Marubeni Corp. (Japan) (2)(a)
114,600 2,310,135
MonotaRO Co. Ltd. (Japan) (2)(a)
7,900 155,518
Rexel SA (France) (2)(a)
8,149 251,337
SGH Ltd. (Australia) (2)(a)
21,859 778,489
Sojitz Corp. (Japan) (2)(a)
163,000 4,005,487
Sumitomo Corp. (Japan) (2)(a)
53,600 1,383,240
Toyota Tsusho Corp. (Japan) (2)(a)
7,600 172,150
Watsco, Inc. (a)(b)
5,050 2,230,181
WESCO International, Inc. (a)
20,846 3,860,679
WW Grainger, Inc. (a)(b)
2,679 2,786,803
23,157,339

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
58,230 1,554,379
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 3,861 1,100,865
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 2,982 224,961
Qube Holdings Ltd. (Australia) (2)(a)
231,972 653,891
3,534,096
Total Industrials 335,975,859
Information Technology - 12 .3%
Communications Equipment - 0 .7%
Arista Networks, Inc. *(a)
88,923 9,097,712
Nokia OYJ (Finland) (2)(a)
102,250 530,537
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 486,465 4,157,001
13,785,250
Electronic Equipment, Instruments & Components - 1 .6%
Amphenol Corp., Class A (a)
41,873 4,134,959
Arrow Electronics, Inc. *(a)
13,311 1,696,221
Azbil Corp. (Japan) (2)(a)
148,400 1,407,223
Celestica, Inc. (Canada) *(a)
27,120 4,237,232
Cognex Corp. (a)(b)
11,540 366,049
Coherent Corp. *(a)(b)
4,325 385,833
Corning, Inc. (a)
33,302 1,751,352
Fabrinet (Thailand) *(a)
3,680 1,084,422
Hirose Electric Co. Ltd. (Japan) (2)
(a) 16,200 1,955,308
Keysight Technologies, Inc. *(a)
12,077 1,978,937
TDK Corp. (Japan) (2)(a)
162,200 1,893,289
Trimble, Inc. *(a)
36,312 2,758,986
Vontier Corp. (a)
15,894 586,488
Yokogawa Electric Corp. (Japan)
(2)(a) 136,200 3,638,428
Zebra Technologies Corp., Class
A *(a) 7,113 2,193,365
30,068,092
IT Services - 2 .4%
Amdocs Ltd. (a)
13,019 1,187,854
Cloudflare, Inc., Class A *(a)(b)
13,377 2,619,618
EPAM Systems, Inc. *(a)
9,976 1,763,956
Fujitsu Ltd. (Japan) (2)(a)
87,800 2,129,974
Gartner, Inc. *(a)(b)
14,079 5,691,013
GoDaddy, Inc., Class A *(a)
9,042 1,628,103
Kyndryl Holdings, Inc. *(a)(b)
32,279 1,354,427
MongoDB, Inc., Class A *(a)(b)
7,315 1,536,077
NTT Data Group Corp. (Japan) (2)
(a) 103,300 2,869,345
Obic Co. Ltd. (Japan) (2)(a)
78,600 3,056,367
Reply SpA (Italy) (2)(a)
970 167,635
SCSK Corp. (Japan) (2)(a)
69,400 2,090,861
Shopify, Inc., Class A (Canada) *(a)
17,486 2,016,781
Snowflake, Inc., Class A *(a)(b)
24,077 5,387,710
Twilio, Inc., Class A *(a)(b)
22,865 2,843,491
INVESTMENTS SHARES VALUE ($)
IT Services - 2.4% (continued)
VeriSign, Inc. (a)
34,590 9,989,592
46,332,804
Semiconductors & Semiconductor Equipment - 2 .7%
Advantest Corp. (Japan) (2)(a)
56,400 4,180,991
ASML Holding NV (Netherlands) (2)
(a) 6,499 5,207,888
Astera Labs, Inc. *(a)
7,113 643,157
Broadcom, Inc. (a)
26,329 7,257,589
Cirrus Logic, Inc. *(a)
4,055 422,754
Disco Corp. (Japan) (2)(a)
2,300 681,360
KLA Corp. (a)(b)
4,021 3,601,771
Lam Research Corp. (a)(b)
42,130 4,100,934
Marvell Technology, Inc. (a)
20,371 1,576,715
Micron Technology, Inc. (a)
9,467 1,166,808
NVIDIA Corp. (a)
67,914 10,729,733
Onto Innovation, Inc. *(a)
14,093 1,422,406
Rambus, Inc. *(a)(b)
29,935 1,916,439
SCREEN Holdings Co. Ltd. (Japan)
(2)(a) 30,700 2,496,261
Silicon Laboratories, Inc. *(a)(b)
7,823 1,152,797
Tokyo Electron Ltd. (Japan) (2)(a)
18,300 3,504,623
Universal Display Corp. (a)(b)
6,519 1,006,925
51,069,151
Software - 4 .3%
Adobe, Inc. *(a)
6,723 2,600,994
AppLovin Corp., Class A *(a)(b)
9,670 3,385,274
Atlassian Corp., Class A *(a)
7,935 1,611,519
Autodesk, Inc. *(a)
11,651 3,606,800
Commvault Systems, Inc. *(a)
14,235 2,481,588
Datadog, Inc., Class A *(a)
13,059 1,754,216
Dropbox, Inc., Class A *(a)(b)
13,061 373,545
Fair Isaac Corp. *(a)(b)
1,964 3,590,114
Fortinet, Inc. *(a)(b)
50,323 5,320,148
Gitlab, Inc., Class A *(a)(b)
4,666 210,483
Guidewire Software, Inc. *(a)
17,769 4,183,711
HubSpot, Inc. *(a)
2,649 1,474,513
Manhattan Associates, Inc. *(a)
19,515 3,853,627
Nemetschek SE (Germany) (2)(a)
12,301 1,783,557
Nutanix, Inc., Class A *(a)(b)
37,830 2,891,725
Oracle Corp. (a)
5,924 1,295,164
Oracle Corp. Japan (Japan) (2)(a)
13,700 1,632,911
Palantir Technologies, Inc., Class
A *(a) 26,920 3,669,734
Palo Alto Networks, Inc. *(a)(b)
9,733 1,991,761
Pegasystems, Inc. (a)
49,032 2,654,102
Qualys, Inc. *(a)
23,036 3,291,153
RingCentral, Inc., Class A *(a)(b)
17,451 494,736
Sage Group plc (The) (United
Kingdom) (2)(a) 87,878 1,509,112
Salesforce, Inc. (a)
627 170,977
Samsara, Inc., Class A *(a)(b)
40,165 1,597,764
SAP SE (Germany) (2)(a)
23,451 7,170,834
ServiceNow, Inc. *(a)(b)
3,327 3,420,422

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 4.3% (continued)
TeamViewer SE (Germany) (2)*(a)
(c) 38,102 429,996
Technology One Ltd. (Australia) (2)
(a) 83,421 2,248,668
Trend Micro, Inc. (Japan) (2)(a)
13,700 947,572
UiPath, Inc., Class A *(a)(b)
129,300 1,655,040
WiseTech Global Ltd. (Australia) (2)
(a) 11,057 792,962
Xero Ltd. (New Zealand) (2)*(a)
15,349 1,816,236
Zoom Communications, Inc., Class
A *(a) 27,887 2,174,628
Zscaler, Inc. *(a)(b)
9,811 3,080,065
81,165,651
Technology Hardware, Storage & Peripherals - 0 .6%
Canon, Inc. (Japan) (2)(a)
50,700 1,470,489
Dell Technologies, Inc., Class C (a)
22,395 2,745,627
Logitech International SA
(Registered) (Switzerland) (2)(a) 20,777 1,884,152
NetApp, Inc. (a)
22,611 2,409,202
Pure Storage, Inc., Class A *(a)(b)
34,082 1,962,442
Seagate Technology Holdings plc
(a)(b) 14,368 2,073,733
12,545,645
Total Information Technology 234,966,593
Materials - 5 .1%
Chemicals - 2 .0%
Axalta Coating Systems Ltd. *(a)
95,224 2,827,201
Cabot Corp. (a)(b)
15,244 1,143,300
CF Industries Holdings, Inc. (a)(b)
7,832 720,544
Corteva, Inc. (a)(b)
33,087 2,465,974
DSM-Firmenich AG (Switzerland)
(2)(a) 19,725 2,098,448
DuPont de Nemours, Inc. (a)(b)
23,068 1,582,234
Ecolab, Inc. (a)
14,880 4,009,267
Element Solutions, Inc. (a)(b)
8,431 190,962
Evonik Industries AG (Germany) (2)
(a) 13,737 283,787
FMC Corp. (a)
21,948 916,329
Givaudan SA (Registered)
(Switzerland) (2)(a) 1,080 5,237,489
Huntsman Corp. (a)
70,307 732,599
International Flavors & Fragrances,
Inc. (a) 16,937 1,245,716
Kuraray Co. Ltd. (Japan) (2)(a)
39,000 495,935
LANXESS AG (Germany) (2)(a)
12,006 357,963
Mosaic Co. (The) (a)
31,092 1,134,236
NewMarket Corp. (a)(b)
1,894 1,308,489
Nitto Denko Corp. (Japan) (2)(a)
10,800 208,564
Novonesis Novozymes, Class B
(Denmark) (2)(a) 6,712 481,901
PPG Industries, Inc. (a)
21,022 2,391,253
Scotts Miracle-Gro Co. (The) (a)
23,941 1,579,148
Sherwin-Williams Co. (The) (a)(b)
2,845 976,859
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 38,400 1,268,044
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.0% (continued)
Sika AG (Registered) (Switzerland)
(2)(a) 9,945 2,705,875
Solvay SA (Belgium) (2)(a)
7,791 269,856
Toray Industries, Inc. (Japan) (2)(a)
292,200 2,000,183
38,632,156
Construction Materials - 0 .6%
Amrize Ltd. *(a)
41,886 2,089,417
Buzzi SpA (Italy) (2)(a)
26,821 1,487,495
CRH plc (a)
23,832 2,187,778
Heidelberg Materials AG (Germany)
(2)(a) 9,003 2,120,178
Holcim AG (2)(a)
41,886 3,110,418
10,995,286
Containers & Packaging - 0 .5%
Amcor plc (a)
382,445 3,514,670
AptarGroup, Inc. (a)
10,315 1,613,575
Crown Holdings, Inc. (a)
29,214 3,008,458
Packaging Corp. of America (a)
3,081 580,614
Sonoco Products Co. (a)
7,999 348,436
9,065,753
Metals & Mining - 1 .9%
Acerinox SA (Spain) (2)(a)
42,332 540,474
Agnico Eagle Mines Ltd. (Canada)
(a) 20,430 2,434,047
Alamos Gold, Inc., Class A (Canada)
(a) 60,992 1,622,273
Alcoa Corp. (a)(b)
37,294 1,100,546
ArcelorMittal SA (Luxembourg) (2)
44,345 1,408,145
Aurubis AG (Germany) (2)(a)
1,739 181,099
Barrick Mining Corp. (Canada) (a)
32,713 681,045
BlueScope Steel Ltd. (Australia) (2)
(a) 16,178 246,529
Carpenter Technology Corp. (a)
4,073 1,125,696
Evolution Mining Ltd. (Australia) (2)
(a) 988,062 5,144,143
Freeport-McMoRan, Inc. (a)
6,632 287,497
Kinross Gold Corp. (Canada) (a)
84,575 1,321,649
Liontown Resources Ltd. (Australia)
(2)*(a) 634,857 293,280
Lundin Gold, Inc. (Canada) (a)
43,704 2,307,558
Newmont Corp. (a)(b)
57,734 3,363,583
Norsk Hydro ASA (Norway) (2)(a)
43,548 249,373
Northern Star Resources Ltd.
(Australia) (2)(a) 251,581 3,107,562
Pan American Silver Corp. (Canada)
(a) 18,121 514,188
Royal Gold, Inc. (a)
27,391 4,871,216
Steel Dynamics, Inc. (a)
7,823 1,001,422
thyssenkrupp AG (Germany) (2)(a)
255,633 2,755,264
Wheaton Precious Metals Corp.
(Brazil) (a) 22,687 2,040,206
36,596,795

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 0 .1%
Oji Holdings Corp. (Japan) (2)(a) 259,800 1,307,880
Total Materials 96,597,870
Real Estate - 2 .8%
Diversified REITs - 0 .0% †
WP Carey, Inc., REIT (a) 14,242 888,416
Health Care REITs - 0 .6%
Alexandria Real Estate Equities,
Inc., REIT (a) 37,412 2,717,233
Healthpeak Properties, Inc., REIT
(a)(b) 68,126 1,192,886
Medical Properties Trust, Inc., REIT
(a)(b) 210,839 908,716
Omega Healthcare Investors, Inc.,
REIT (a) 51,689 1,894,402
Sabra Health Care REIT, Inc., REIT
(a) 74,840 1,380,050
Ventas, Inc., REIT (a)
48,626 3,070,732
11,164,019
Hotel & Resort REITs - 0 .0% †
Park Hotels & Resorts, Inc., REIT
(a) 57,730 590,578
Office REITs - 0 .3%
COPT Defense Properties, REIT (a)
28,921 797,641
Cousins Properties, Inc., REIT (a)
44,433 1,334,323
Kilroy Realty Corp., REIT (a)
75,375 2,586,116
4,718,080
Real Estate Management & Development - 0 .0% †
Howard Hughes Holdings, Inc. *(a)
(b) 2,334 157,545
Zillow Group, Inc., Class C *(a)(b)
9,282 650,204
807,749
Residential REITs - 0 .5%
American Homes 4 Rent, Class A,
REIT (a)(b) 26,141 942,906
Camden Property Trust, REIT (a)
16,316 1,838,650
Equity LifeStyle Properties, Inc.,
REIT (a) 38,755 2,390,021
Essex Property Trust, Inc., REIT (a)
5,270 1,493,518
Invitation Homes, Inc., REIT (a)
34,603 1,134,978
UDR, Inc., REIT (a)
58,168 2,375,000
10,175,073
Retail REITs - 0 .2%
Brixmor Property Group, Inc., REIT
(a) 8,793 228,970
Kite Realty Group Trust, REIT (a)
17,148 388,402
NNN REIT, Inc., REIT (a)
4,646 200,615
Simon Property Group, Inc., REIT
(a) 13,799 2,218,327
3,036,314
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 1 .2%
American Tower Corp., REIT (a)(b)
12,291 2,716,557
CubeSmart, REIT (a)
59,871 2,544,517
EPR Properties, REIT (a)
44,164 2,572,995
Extra Space Storage, Inc., REIT (a)
19,676 2,901,029
Lamar Advertising Co., Class A,
REIT (a) 40,148 4,872,361
Millrose Properties, Inc., Class A,
REIT (a) 58,361 1,663,872
PotlatchDeltic Corp., REIT (a)
15,227 584,260
SBA Communications Corp., REIT
(a) 17,978 4,221,954
22,077,545
Total Real Estate 53,457,774
Utilities - 3 .8%
Electric Utilities - 1 .9%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 119,400 1,477,507
Duke Energy Corp. (a)(b)
38,785 4,576,630
Edison International (a)
41,635 2,148,366
Endesa SA (Spain) (a)
10,375 328,629
Enel SpA (Italy) (2)(a)
904,150 8,581,022
Evergy, Inc. (a)(b)
80,042 5,517,295
Eversource Energy (a)
38,235 2,432,511
Fortum OYJ (Finland) (2)(a)
65,955 1,236,775
Iberdrola SA (Spain) (2)(a)
89,244 1,716,879
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 83,800 749,242
NRG Energy, Inc. (a)(b)
1,062 170,536
OGE Energy Corp. (a)
7,625 338,397
Portland General Electric Co. (a)
22,007 894,144
PPL Corp. (a)(b)
66,875 2,266,394
Xcel Energy, Inc. (a)
67,010 4,563,381
36,997,708
Gas Utilities - 0 .5%
Atmos Energy Corp. (a)(b)
16,347 2,519,236
Italgas SpA (Italy) (2)(a)
159,669 1,354,427
National Fuel Gas Co. (a)
16,708 1,415,335
Osaka Gas Co. Ltd. (Japan) (2)(a)
32,700 838,753
Tokyo Gas Co. Ltd. (Japan) (2)(a)
72,700 2,418,155
UGI Corp. (a)(b)
47,455 1,728,311
10,274,217
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)(b)
65,745 691,637
Capital Power Corp. (Canada) (a)
4,810 193,566
RWE AG (Germany) (2)(a)
20,848 871,200
Vistra Corp. (a)
3,653 707,988
2,464,391
Multi-Utilities - 1 .1%
A2A SpA (Italy) (2)(a)
296,833 799,525
AGL Energy Ltd. (Australia) (2)(a)
53,393 342,380
Ameren Corp. (a)(b)
7,005 672,760
Atco Ltd., Class I (Canada) (a)
22,232 829,037

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 1.1% (continued)
Centrica plc (United Kingdom) (2)(a)
1,364,307 3,027,088
DTE Energy Co. (a)
38,655 5,120,241
E.ON SE (Germany) (2)(a)
142,984 2,634,572
Engie SA (France) (2)(a)
107,312 2,522,133
NiSource, Inc. (a)
59,508 2,400,553
WEC Energy Group, Inc. (a)(b)
17,291 1,801,722
20,150,011
Water Utilities - 0 .2%
American Water Works Co., Inc. (a)
(b) 23,884 3,322,503
Total Utilities 73,208,830
TOTAL COMMON STOCKS
(Cost $1,329,541,902) 1,614,429,746
SHORT-TERM INVESTMENTS - 84.2%
INVESTMENT COMPANIES - 21 .8%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 4.16% (d)(e) 27,197,361 27,197,361
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.10% (d)(e) 9,373 9,373
Limited Purpose Cash Investment
Fund, 4.33% (d)(f) 387,183,905 387,067,751
TOTAL INVESTMENT COMPANIES
(Cost $414,180,230) 414,274,485
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62 .4%
U.S. Treasury Bills
4.27%, 7/17/2025 (2)(g)(h) $ 41,748,000 41,671,184
4.25%, 7/24/2025 (2)(g) 13,462,000 13,426,178
4.24%, 8/7/2025 (2)(g) 17,746,000 17,668,473
4.22%, 9/4/2025 (2)(g) 14,949,000 14,834,051
4.16%, 9/11/2025 (2)(g) 15,000,000 14,872,575
4.19%, 9/18/2025 (2)(g) 14,000,000 13,870,398
4.17%, 9/25/2025 (2)(g) 34,614,000 34,267,533
4.16%, 10/2/2025 (2)(g)(h) 114,099,000 112,852,735
4.08%, 10/9/2025 (2)(g)(h) 70,000,000 69,186,687
4.13%, 10/23/2025 (2)(g)(h) 122,224,000 120,603,162
4.15%, 10/30/2025 (2)(g)(h) 145,890,000 143,838,733
4.18%, 11/6/2025 (2)(g) 97,000,000 95,570,522
4.19%, 11/13/2025 (2)(g)(h) 124,200,000 122,274,997
4.23%, 11/20/2025 (2)(g)(h) 95,000,000 93,448,994
4.24%, 12/4/2025 (2)(g)(h) 80,000,000 78,576,066
4.24%, 12/18/2025 (2)(g)(h) 60,000,000 58,832,312
4.21%, 12/26/2025 (2)(g)(h) 85,747,000 84,004,478
4.20%, 1/2/2026 (2)(g) 59,187,000 57,950,436
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,187,969,132) 1,187,749,514
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,602,149,362) 1,602,023,999
TOTAL LONG POSITIONS
(Cost $2,931,691,264) 3,216,453,745
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (86.4)%
COMMON STOCKS - (85.9)%
Communication Services - ( 2 .7 ) %
Diversified Telecommunication Services - ( 0 .7 ) %
AT&T, Inc.
(145,176) (4,201,393)
BCE, Inc. (Canada)
(123,428) (2,737,305)
Cellnex Telecom SA (Spain) (2)(c)
(39,171) (1,525,250)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (19,209) (234,887)
Liberty Global Ltd., Class A
(Belgium) (34,340) (343,743)
Nippon Telegraph & Telephone
Corp. (Japan) (2) (1,696,700) (1,813,960)
Swisscom AG (Registered)
(Switzerland) (2) (4,252) (3,019,296)
(13,875,834)
Entertainment - ( 0 .5 ) %
Bollore SE (France) (2)
(192,676) (1,211,045)
Embracer Group AB (Sweden) (2)
(16,910) (193,015)
Liberty Media Corp.-Liberty Live,
Class C (8,155) (661,860)
Madison Square Garden Sports
Corp., Class A (5,340) (1,115,793)
Nintendo Co. Ltd. (Japan) (2)
(9,800) (941,092)
Toho Co. Ltd. (Japan) (2)
(10,000) (589,958)
Universal Music Group NV
(Netherlands) (2) (44,797) (1,453,240)
Walt Disney Co. (The)
(1,378) (170,886)
Warner Bros Discovery, Inc.
(230,667) (2,643,444)
(8,980,333)
Interactive Media & Services - ( 0 .4 ) %
Auto Trader Group plc (United
Kingdom) (2)(c) (20,428) (231,384)
CAR Group Ltd. (Australia) (2)
(22,679) (558,522)
IAC, Inc.
(9,802) (366,006)
LY Corp. (Japan) (2)
(643,300) (2,369,020)
Match Group, Inc.
(38,173) (1,179,164)
Meta Platforms, Inc., Class A
(234) (172,713)
Snap, Inc., Class A
(82,155) (713,927)
TripAdvisor, Inc.
(66,955) (873,763)
ZoomInfo Technologies, Inc., Class
A (136,681) (1,383,212)
(7,847,711)
Media - ( 0 .6 ) %
Comcast Corp., Class A
(51,321) (1,831,646)
Dentsu Group, Inc. (Japan) (2)
(119,500) (2,647,875)
EchoStar Corp., Class A
(58,375) (1,616,988)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (32,100) (265,899)
Informa plc (United Kingdom) (2)
(22,450) (248,548)
Nexstar Media Group, Inc., Class A
(2,205) (381,355)
Omnicom Group, Inc.
(17,227) (1,239,310)
Publicis Groupe SA (France) (2)
(8,658) (977,876)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Media - (0.6)% (continued)
WPP plc (United Kingdom) (2)
(277,509) (1,953,938)
(11,163,435)
Wireless Telecommunication Services - ( 0 .5 ) %
KDDI Corp. (Japan) (2)
(84,100) (1,444,046)
Rogers Communications, Inc., Class
B (Canada) (103,929) (3,082,572)
SoftBank Group Corp. (Japan) (2)
(16,400) (1,192,379)
T-Mobile US, Inc.
(14,025) (3,341,597)
(9,060,594)
Total Communication Services (50,927,907)
Consumer Discretionary - ( 10 .4 ) %
Automobile Components - ( 0 .7 ) %
Bridgestone Corp. (Japan) (2)
(26,400) (1,079,554)
Cie Generale des Etablissements
Michelin SCA (France) (2) (50,196) (1,867,001)
Denso Corp. (Japan) (2)
(240,300) (3,242,918)
Gentex Corp.
(94,397) (2,075,790)
Goodyear Tire & Rubber Co. (The)
(67,622) (701,240)
Koito Manufacturing Co. Ltd.
(Japan) (2) (104,700) (1,251,482)
Magna International, Inc. (Canada)
(35,965) (1,390,268)
QuantumScape Corp.
(38,343) (257,665)
Visteon Corp.
(5,823) (543,286)
(12,409,204)
Automobiles - ( 1 .6 ) %
Bayerische Motoren Werke AG
(Germany) (2) (41,372) (3,684,564)
Ferrari NV (Italy) (2)
(3,705) (1,815,120)
Isuzu Motors Ltd. (Japan) (2)
(217,100) (2,750,210)
Mercedes-Benz Group AG
(Germany) (2) (50,778) (2,958,334)
Nissan Motor Co. Ltd. (Japan) (2)
(1,336,000) (3,232,558)
Stellantis NV (2)
(370,485) (3,710,827)
Tesla, Inc.
(10,275) (3,263,956)
Thor Industries, Inc.
(11,554) (1,026,111)
Toyota Motor Corp. (Japan) (2)
(279,600) (4,815,549)
Yamaha Motor Co. Ltd. (Japan) (2)
(420,700) (3,148,130)
(30,405,359)
Broadline Retail - ( 0 .1 ) %
B&M European Value Retail SA
(United Kingdom) (2) (57,860) (215,495)
Canadian Tire Corp. Ltd., Class A
(Canada) (2,255) (306,998)
Dillard's, Inc., Class A
(634) (264,904)
Kohl's Corp.
(62,844) (532,917)
Macy's, Inc.
(67,021) (781,465)
(2,101,779)
Distributors - ( 0 .2 ) %
D'ieteren Group (Belgium) (2)
(813) (175,079)
Inchcape plc (United Kingdom) (2)
(26,632) (265,358)
LKQ Corp.
(49,999) (1,850,463)
INVESTMENTS SHARES VALUE ($)
Distributors - (0.2)% (continued)
Pool Corp.
(6,954) (2,026,952)
(4,317,852)
Diversified Consumer Services - ( 0 .1 ) %
H&R Block, Inc.
(15,110) (829,388)
IDP Education Ltd. (Australia) (2)
(564,408) (1,366,597)
(2,195,985)
Hotels, Restaurants & Leisure - ( 2 .4 ) %
Amadeus IT Group SA (Spain) (2)
(41,239) (3,483,996)
Caesars Entertainment, Inc.
(35,028) (994,445)
Cava Group, Inc.
(13,577) (1,143,591)
Churchill Downs, Inc.
(13,158) (1,328,958)
Delivery Hero SE (South Korea) (2)
(c) (30,739) (834,325)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (49,900) (633,197)
Dutch Bros, Inc., Class A
(8,609) (588,597)
Genting Singapore Ltd. (Singapore)
(2) (1,918,300) (1,078,927)
Hilton Grand Vacations, Inc.
(42,607) (1,769,469)
Hyatt Hotels Corp., Class A
(26,805) (3,743,318)
Las Vegas Sands Corp.
(29,928) (1,302,167)
Marriott International, Inc., Class A
(5,946) (1,624,507)
Marriott Vacations Worldwide Corp.
(9,819) (710,012)
McDonald's Corp.
(21,060) (6,153,100)
McDonald's Holdings Co. Japan Ltd.
(Japan) (2) (19,900) (823,105)
Norwegian Cruise Line Holdings Ltd.
(37,221) (754,842)
Oriental Land Co. Ltd. (Japan) (2)
(253,900) (5,847,768)
Penn Entertainment, Inc.
(63,882) (1,141,571)
Planet Fitness, Inc., Class A
(11,346) (1,237,281)
Restaurant Brands International, Inc.
(Canada) (25,551) (1,694,894)
Royal Caribbean Cruises Ltd.
(3,676) (1,151,103)
Sodexo SA (France) (2)
(9,023) (555,334)
Starbucks Corp.
(22,380) (2,050,679)
Tabcorp Holdings Ltd. (Australia) (2)
(24,078) (11,322)
Vail Resorts, Inc.
(13,332) (2,094,857)
Whitbread plc (United Kingdom) (2)
(24,910) (966,658)
Wyndham Hotels & Resorts, Inc.
(17,286) (1,403,796)
Wynn Resorts Ltd.
(11,354) (1,063,529)
(46,185,348)
Household Durables - ( 1 .2 ) %
Barratt Redrow plc (United
Kingdom) (2) (126,917) (794,753)
Bellway plc (United Kingdom) (2)
(38,280) (1,516,460)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (530,697)
DR Horton, Inc.
(6,132) (790,538)
GN Store Nord A/S (Denmark) (2)
(11,410) (176,036)
Iida Group Holdings Co. Ltd. (Japan)
(2) (11,900) (167,626)
KB Home
(29,594) (1,567,594)
Leggett & Platt, Inc.
(44,568) (397,547)
Lennar Corp., Class A
(15,562) (1,721,313)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.2)% (continued)
Mohawk Industries, Inc.
(15,474) (1,622,294)
Newell Brands, Inc.
(82,830) (447,282)
Open House Group Co. Ltd. (Japan)
(2) (6,600) (298,467)
Persimmon plc (United Kingdom) (2)
(37,064) (659,383)
PulteGroup, Inc.
(15,944) (1,681,454)
SEB SA (France) (2)
(4,937) (466,726)
Sekisui House Ltd. (Japan) (2)
(164,200) (3,613,934)
SharkNinja, Inc.
(15,584) (1,542,660)
Sharp Corp. (Japan) (2)
(195,500) (950,397)
Somnigroup International, Inc.
(5,275) (358,964)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (125,400) (1,266,331)
Taylor Wimpey plc (United Kingdom)
(2) (113,128) (184,479)
TopBuild Corp.
(5,687) (1,841,109)
Whirlpool Corp.
(8,451) (857,101)
(23,453,145)
Leisure Products - ( 0 .4 ) %
BRP, Inc.
(12,576) (610,445)
Brunswick Corp.
(3,730) (206,045)
Polaris, Inc.
(8,253) (335,484)
Sega Sammy Holdings, Inc. (Japan)
(2) (39,000) (933,508)
Shimano, Inc. (Japan) (2)
(23,400) (3,392,543)
Yamaha Corp. (Japan) (2)
(233,400) (1,686,771)
YETI Holdings, Inc.
(24,835) (782,799)
(7,947,595)
Specialty Retail - ( 2 .3 ) %
Advance Auto Parts, Inc.
(18,666) (867,782)
Burlington Stores, Inc.
(7,296) (1,697,341)
Carvana Co., Class A
(5,398) (1,818,910)
Dick's Sporting Goods, Inc.
(2,512) (496,899)
Fast Retailing Co. Ltd. (Japan) (2)
(21,700) (7,440,152)
Floor & Decor Holdings, Inc., Class
A (28,235) (2,144,731)
H & M Hennes & Mauritz AB, Class
B (Sweden) (2) (58,897) (829,513)
JD Sports Fashion plc (United
Kingdom) (2) (793,839) (968,067)
Kingfisher plc (United Kingdom) (2)
(161,850) (646,364)
Lithia Motors, Inc., Class A
(672) (227,015)
Lowe's Cos., Inc.
(16,719) (3,709,445)
Murphy USA, Inc.
(2,933) (1,193,144)
Nitori Holdings Co. Ltd. (Japan) (2)
(47,600) (4,581,515)
O'Reilly Automotive, Inc.
(73,477) (6,622,482)
RH
(11,796) (2,229,562)
Ross Stores, Inc.
(27,220) (3,472,728)
Tractor Supply Co.
(44,142) (2,329,373)
Valvoline, Inc.
(42,582) (1,612,580)
(42,887,603)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - ( 1 .4 ) %
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (14,506) (2,745,012)
Crocs, Inc.
(16,443) (1,665,347)
Gildan Activewear, Inc. (Canada)
(12,069) (594,698)
Kering SA (France) (2)
(21,013) (4,577,800)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (4,499) (2,354,687)
Moncler SpA (Italy) (2)
(11,511) (656,605)
NIKE, Inc., Class B
(106,148) (7,540,754)
Puma SE (Germany) (2)
(50,796) (1,388,350)
PVH Corp.
(8,769) (601,553)
Swatch Group AG (The)
(Switzerland) (2) (19,513) (3,185,711)
Under Armour, Inc., Class A
(73,297) (500,618)
VF Corp.
(49,090) (576,807)
(26,387,942)
Total Consumer Discretionary (198,291,812)
Consumer Staples - ( 6 .2 ) %
Beverages - ( 1 .0 ) %
Boston Beer Co., Inc. (The), Class A
(1,165) (222,294)
Brown-Forman Corp., Class B
(92,860) (2,498,862)
Constellation Brands, Inc., Class A
(9,679) (1,574,580)
Davide Campari-Milano NV (Italy)
(2) (220,069) (1,481,583)
Diageo plc (United Kingdom) (2)
(165,431) (4,171,526)
Heineken NV (Netherlands) (2)
(25,560) (2,229,927)
PepsiCo, Inc.
(16,597) (2,191,468)
Pernod Ricard SA (France) (2)
(36,765) (3,667,358)
Remy Cointreau SA (France) (2)
(4,872) (249,027)
Treasury Wine Estates Ltd.
(Australia) (2) (200,079) (1,029,437)
(19,316,062)
Consumer Staples Distribution & Retail - ( 1 .3 ) %
Aeon Co. Ltd. (Japan) (2)
(118,300) (3,626,226)
Alimentation Couche-Tard, Inc.
(Canada) (13,710) (681,498)
Axfood AB (Sweden) (2)
(10,726) (317,099)
BJ's Wholesale Club Holdings, Inc.
(10,418) (1,123,373)
Dollar General Corp.
(15,475) (1,770,030)
Endeavour Group Ltd. (Australia) (2)
(345,867) (912,963)
Grocery Outlet Holding Corp.
(125,931) (1,564,063)
J Sainsbury plc (United Kingdom)
(2) (70,179) (279,303)
Jeronimo Martins SGPS SA
(Portugal) (2) (74,769) (1,892,993)
Kesko OYJ, Class B (Finland) (2)
(6,509) (160,539)
Koninklijke Ahold Delhaize NV
(Netherlands) (2) (96,918) (4,047,921)
Kroger Co. (The)
(21,094) (1,513,073)
Maplebear, Inc.
(11,342) (513,112)
Ocado Group plc (United Kingdom)
(2) (87,883) (274,112)
Sysco Corp.
(28,637) (2,168,966)
Target Corp.
(8,264) (815,244)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - (1.3)% (continued)
Woolworths Group Ltd. (Australia)
(2) (139,465) (2,856,775)
(24,517,290)
Food Products - ( 2 .6 ) %
Archer-Daniels-Midland Co.
(64,689) (3,414,285)
Associated British Foods plc (United
Kingdom) (2) (11,971) (338,233)
Barry Callebaut AG (Registered)
(Switzerland) (2) (3,023) (3,304,348)
Bunge Global SA
(22,618) (1,815,773)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (45) (758,412)
Conagra Brands, Inc.
(82,790) (1,694,711)
General Mills, Inc.
(70,204) (3,637,269)
Hershey Co. (The)
(25,994) (4,313,704)
Hormel Foods Corp.
(72,660) (2,197,965)
J M Smucker Co. (The)
(5,713) (561,017)
JDE Peet's NV (Netherlands) (2)
(10,750) (307,069)
Kikkoman Corp. (Japan) (2)
(354,100) (3,284,575)
Kraft Heinz Co. (The)
(77,174) (1,992,633)
Lamb Weston Holdings, Inc.
(24,982) (1,295,317)
Lotus Bakeries NV (Belgium) (2)
(29) (279,442)
MEIJI Holdings Co. Ltd. (Japan) (2)
(53,500) (1,183,089)
Mondelez International, Inc., Class A
(43,298) (2,920,017)
Mowi ASA (Norway) (2)
(16,728) (323,075)
Nestle SA (Registered) (2)
(79,770) (7,931,242)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (75,500) (1,568,524)
Post Holdings, Inc.
(3,883) (423,363)
Salmar ASA (Norway)
(20,394) (883,793)
Saputo, Inc. (Canada)
(15,403) (315,243)
The Campbell's Co.
(41,969) (1,286,350)
Wilmar International Ltd. (China) (2)
(274,500) (619,623)
Yakult Honsha Co. Ltd. (Japan) (2)
(104,500) (1,968,051)
(48,617,123)
Household Products - ( 0 .4 ) %
Church & Dwight Co., Inc.
(1,687) (162,138)
Clorox Co. (The)
(4,039) (484,963)
Essity AB, Class B (Sweden) (2)
(16,926) (468,662)
Kimberly-Clark Corp.
(25,289) (3,260,258)
Procter & Gamble Co. (The)
(13,470) (2,146,040)
Unicharm Corp. (Japan) (2)
(206,800) (1,493,259)
(8,015,320)
Personal Care Products - ( 0 .8 ) %
Beiersdorf AG (Germany) (2)
(22,392) (2,814,629)
Coty, Inc., Class A
(149,147) (693,533)
Estee Lauder Cos., Inc. (The), Class
A (22,794) (1,841,755)
Kenvue, Inc.
(182,959) (3,829,332)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (12,300) (460,416)
Shiseido Co. Ltd. (Japan) (2)
(164,800) (2,943,436)
INVESTMENTS SHARES VALUE ($)
Personal Care Products - (0.8)% (continued)
Unilever plc (United Kingdom) (2)
(39,650) (2,419,691)
(15,002,792)
Tobacco - ( 0 .1 ) %
Altria Group, Inc. (33,986) (1,992,599)
Total Consumer Staples (117,461,186)
Energy - ( 3 .4 ) %
Energy Equipment & Services - ( 0 .3 ) %
Baker Hughes Co., Class A
(51,136) (1,960,554)
Schlumberger NV
(38,250) (1,292,850)
Tenaris SA (2)
(23,189) (434,670)
Valaris Ltd.
(49,452) (2,082,424)
Weatherford International plc
(14,809) (745,041)
(6,515,539)
Oil, Gas & Consumable Fuels - ( 3 .1 ) %
Ampol Ltd. (Australia) (2)
(73,450) (1,244,828)
BP plc (2)
(392,638) (1,956,239)
Cheniere Energy, Inc.
(11,830) (2,880,842)
Chevron Corp.
(1,095) (156,793)
Chord Energy Corp.
(13,995) (1,355,416)
Civitas Resources, Inc.
(37,830) (1,041,082)
ConocoPhillips
(17,415) (1,562,822)
Diamondback Energy, Inc.
(17,921) (2,462,345)
DT Midstream, Inc.
(8,582) (943,248)
Enbridge, Inc. (Canada)
(88,041) (3,992,313)
ENEOS Holdings, Inc. (Japan) (2)
(455,800) (2,259,324)
Eni SpA (Italy) (2)
(9,968) (161,024)
EOG Resources, Inc.
(18,522) (2,215,416)
Galp Energia SGPS SA (Portugal)
(2) (59,407) (1,087,495)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(382,800) (2,321,446)
Imperial Oil Ltd. (Canada)
(18,832) (1,496,050)
Neste OYJ (Finland) (2)
(164,274) (2,226,266)
New Fortress Energy, Inc.
(87,971) (292,064)
New Hope Corp. Ltd. (Australia) (2)
(152,210) (370,664)
Occidental Petroleum Corp.
(76,884) (3,229,897)
ONEOK, Inc.
(56,920) (4,646,380)
PBF Energy, Inc., Class A
(6,970) (151,040)
Pembina Pipeline Corp. (Canada)
(52,041) (1,953,998)
Permian Resources Corp., Class A
(171,046) (2,329,646)
Range Resources Corp.
(17,076) (694,481)
Santos Ltd. (Australia) (2)
(113,328) (571,385)
Suncor Energy, Inc. (Canada)
(11,997) (449,397)
TC Energy Corp. (Canada)
(109,945) (5,367,464)
Texas Pacific Land Corp.
(1,091) (1,152,521)
Valero Energy Corp.
(11,899) (1,599,464)
Whitehaven Coal Ltd. (Australia) (2)
(45,070) (160,887)
Williams Cos., Inc. (The)
(58,369) (3,666,157)
Woodside Energy Group Ltd.
(Australia) (2) (174,319) (2,692,690)
(58,691,084)
Total Energy (65,206,623)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - ( 13 .7 ) %
Banks - ( 4 .2 ) %
ABN AMRO Bank NV, CVA
(Netherlands) (2)(c) (99,108) (2,706,238)
ANZ Group Holdings Ltd. (Australia)
(2) (196,198) (3,762,447)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (167,898) (2,585,339)
Banco Santander SA (Spain) (2)
(106,720) (883,735)
Bank of Montreal (Canada)
(37,627) (4,169,848)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (3,203) (369,411)
Cadence Bank
(38,334) (1,225,921)
Canadian Imperial Bank of
Commerce (Canada) (2,355) (167,163)
Chiba Bank Ltd. (The) (Japan) (2)
(194,400) (1,796,592)
Citizens Financial Group, Inc.
(25,535) (1,142,691)
Comerica, Inc.
(31,405) (1,873,308)
Commonwealth Bank of Australia
(Australia) (2) (18,633) (2,267,790)
DBS Group Holdings Ltd.
(Singapore) (2) (162,100) (5,722,468)
DNB Bank ASA (Norway) (2)
(87,221) (2,412,060)
FinecoBank Banca Fineco SpA
(Italy) (2) (111,912) (2,482,605)
First Citizens BancShares, Inc.,
Class A (1,959) (3,832,725)
First Financial Bankshares, Inc.
(29,057) (1,045,471)
First Hawaiian, Inc.
(20,915) (522,038)
Flagstar Financial, Inc.
(120,059) (1,272,625)
FNB Corp.
(104,373) (1,521,758)
Glacier Bancorp, Inc.
(32,111) (1,383,342)
HSBC Holdings plc (United
Kingdom) (2) (311,131) (3,763,500)
International Bancshares Corp.
(6,573) (437,499)
Japan Post Bank Co. Ltd. (Japan)
(2) (347,800) (3,749,468)
JPMorgan Chase & Co.
(592) (171,627)
KBC Group NV (Belgium) (2)
(25,131) (2,593,761)
KeyCorp
(223,270) (3,889,363)
M&T Bank Corp.
(3,184) (617,664)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (15,700) (214,047)
National Australia Bank Ltd.
(Australia) (2) (122,450) (3,173,634)
National Bank of Canada (Canada)
(7,537) (777,749)
Old National Bancorp
(144,030) (3,073,600)
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) (45,300) (580,896)
Royal Bank of Canada (Canada)
(6,961) (917,416)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (143,962) (2,509,335)
Standard Chartered plc (United
Kingdom) (2) (14,284) (236,380)
Toronto-Dominion Bank (The)
(Canada) (2,272) (167,111)
Truist Financial Corp.
(52,343) (2,250,226)
UMB Financial Corp.
(10,403) (1,093,980)
INVESTMENTS SHARES VALUE ($)
Banks - (4.2)% (continued)
United Bankshares, Inc.
(39,140) (1,425,870)
Valley National Bancorp
(367,609) (3,282,748)
Wells Fargo & Co.
(5,161) (413,499)
Western Alliance Bancorp
(12,191) (950,654)
(79,435,602)
Capital Markets - ( 3 .5 ) %
Blackrock, Inc.
(678) (711,391)
Blackstone, Inc.
(56,820) (8,499,136)
Blue Owl Capital, Inc., Class A
(112,286) (2,157,014)
Brookfield Asset Management Ltd.,
Class A (Canada) (12,408) (686,757)
Daiwa Securities Group, Inc.
(Japan) (2) (420,700) (2,987,823)
EQT AB (Sweden) (2)
(66,528) (2,231,749)
FactSet Research Systems, Inc.
(5,689) (2,544,576)
Hamilton Lane, Inc., Class A
(5,821) (827,280)
Houlihan Lokey, Inc., Class A
(3,199) (575,660)
Intercontinental Exchange, Inc.
(18,227) (3,344,108)
Investec plc (United Kingdom)
(44,529) (333,119)
Janus Henderson Group plc
(6,656) (258,519)
Jefferies Financial Group, Inc.
(21,756) (1,189,836)
Julius Baer Group Ltd. (Switzerland)
(2) (54,027) (3,664,913)
KKR & Co., Inc.
(24,872) (3,308,722)
LPL Financial Holdings, Inc.
(10,700) (4,012,179)
Macquarie Group Ltd. (Australia) (2)
(4,158) (625,387)
MarketAxess Holdings, Inc.
(738) (164,825)
Morgan Stanley
(1,229) (173,117)
Northern Trust Corp.
(2,728) (345,883)
Partners Group Holding AG
(Switzerland) (2) (3,471) (4,541,201)
S&P Global, Inc.
(8,026) (4,232,030)
Schroders plc (United Kingdom) (2)
(180,642) (898,355)
SEI Investments Co.
(20,173) (1,812,746)
State Street Corp.
(30,074) (3,198,069)
T. Rowe Price Group, Inc.
(37,998) (3,666,807)
TPG, Inc.
(68,325) (3,583,646)
Tradeweb Markets, Inc., Class A
(4,351) (636,986)
UBS Group AG (Registered)
(Switzerland) (2) (154,727) (5,253,255)
(66,465,089)
Consumer Finance - ( 0 .4 ) %
Ally Financial, Inc.
(28,820) (1,122,539)
American Express Co.
(20,459) (6,526,012)
(7,648,551)
Financial Services - ( 1 .0 ) %
Apollo Global Management, Inc.
(16,916) (2,399,873)
Block, Inc., Class A
(2,568) (174,444)
Edenred SE (France) (2)
(72,420) (2,249,402)
Equitable Holdings, Inc.
(32,683) (1,833,516)
EXOR NV (Netherlands) (2)
(4,062) (410,049)
Fiserv, Inc.
(6,302) (1,086,528)
Jack Henry & Associates, Inc.
(12,525) (2,256,629)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - (1.0)% (continued)
Mitsubishi HC Capital, Inc. (Japan)
(2) (515,200) (3,793,277)
Shift4 Payments, Inc., Class A
(28,350) (2,809,769)
Voya Financial, Inc.
(22,646) (1,607,866)
WEX, Inc.
(6,517) (957,282)
Worldline SA (France) (2)(c)
(23,758) (100,457)
(19,679,092)
Insurance - ( 4 .6 ) %
Admiral Group plc (United Kingdom)
(2) (5,989) (268,946)
Aegon Ltd. (Netherlands) (2)
(164,204) (1,189,939)
Aflac, Inc.
(22,041) (2,324,444)
American Financial Group, Inc.
(10,571) (1,334,166)
Aon plc, Class A
(5,099) (1,819,119)
Arch Capital Group Ltd.
(18,201) (1,657,201)
Arthur J Gallagher & Co.
(18,975) (6,074,277)
ASR Nederland NV (Netherlands)
(2) (11,702) (777,546)
Assurant, Inc.
(5,958) (1,176,645)
AXA SA (France) (2)
(66,541) (3,267,499)
Brown & Brown, Inc.
(9,365) (1,038,298)
Chubb Ltd.
(3,748) (1,085,871)
CNA Financial Corp.
(9,753) (453,807)
Erie Indemnity Co., Class A
(11,498) (3,987,391)
Fidelity National Financial, Inc.
(12,713) (712,691)
First American Financial Corp.
(29,876) (1,834,088)
Generali (Italy) (2)
(156,613) (5,570,963)
Gjensidige Forsikring ASA (Norway)
(2) (15,487) (392,595)
Hannover Rueck SE (Germany) (2)
(9,048) (2,851,146)
Hartford Insurance Group, Inc. (The)
(16,153) (2,049,331)
Helvetia Holding AG (Registered)
(Switzerland) (2) (4,116) (966,339)
Insurance Australia Group Ltd.
(Australia) (2) (174,348) (1,036,503)
Japan Post Holdings Co. Ltd.
(Japan) (2) (41,600) (385,308)
Japan Post Insurance Co. Ltd.
(Japan) (2) (7,200) (163,010)
Kinsale Capital Group, Inc.
(2,065) (999,253)
Legal & General Group plc (United
Kingdom) (2) (494,370) (1,729,770)
Loews Corp.
(8,367) (766,919)
Marsh & McLennan Cos., Inc.
(13,671) (2,989,027)
Medibank Pvt Ltd. (Australia) (2)
(128,988) (428,356)
MetLife, Inc.
(21,583) (1,735,705)
MS&AD Insurance Group Holdings,
Inc. (Japan) (2) (122,500) (2,738,562)
Principal Financial Group, Inc.
(7,434) (590,483)
Prudential Financial, Inc.
(63,479) (6,820,184)
Prudential plc (Hong Kong) (2)
(91,950) (1,150,869)
RenaissanceRe Holdings Ltd.
(11,121) (2,701,291)
RLI Corp.
(24,026) (1,735,158)
Ryan Specialty Holdings, Inc., Class
A (24,613) (1,673,438)
Sampo OYJ, Class A (Finland) (2)
(19,959) (214,809)
INVESTMENTS SHARES VALUE ($)
Insurance - (4.6)% (continued)
Sompo Holdings, Inc. (Japan) (2)
(93,800) (2,826,644)
Sun Life Financial, Inc. (Canada)
(32,601) (2,169,250)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (5,910) (5,983,073)
Tryg A/S (Denmark) (2)
(6,387) (165,112)
Unum Group
(21,786) (1,759,437)
White Mountains Insurance Group
Ltd. (1,150) (2,065,078)
Willis Towers Watson plc
(10,114) (3,099,941)
(86,759,482)
Total Financials (259,987,816)
Health Care - ( 7 .5 ) %
Biotechnology - ( 1 .5 ) %
Biogen, Inc.
(9,571) (1,202,022)
CSL Ltd. (2)
(35,269) (5,571,114)
Gilead Sciences, Inc.
(37,898) (4,201,751)
Ionis Pharmaceuticals, Inc.
(99,141) (3,917,061)
Moderna, Inc.
(77,878) (2,148,654)
Regeneron Pharmaceuticals, Inc.
(3,706) (1,945,650)
Roivant Sciences Ltd.
(326,491) (3,679,554)
Sarepta Therapeutics, Inc.
(29,331) (501,560)
Telix Pharmaceuticals Ltd.
(Australia) (2) (9,733) (156,337)
Vertex Pharmaceuticals, Inc.
(9,091) (4,047,313)
Viking Therapeutics, Inc.
(51,536) (1,365,704)
Zealand Pharma A/S (Denmark) (2)
(8,903) (499,299)
(29,236,019)
Health Care Equipment & Supplies - ( 2 .3 ) %
Alcon AG (2)
(40,614) (3,601,770)
Ambu A/S, Class B (Denmark) (2)
(19,978) (314,215)
Baxter International, Inc.
(112,825) (3,416,341)
Becton Dickinson & Co.
(6,895) (1,187,664)
BioMerieux (France) (2)
(1,736) (240,118)
Cochlear Ltd. (Australia) (2)
(11,133) (2,201,840)
Coloplast A/S, Class B (Denmark)
(2) (16,270) (1,548,952)
Demant A/S (Denmark) (2)
(8,507) (355,436)
DENTSPLY SIRONA, Inc.
(45,436) (721,524)
DiaSorin SpA (Italy) (2)
(3,886) (415,919)
Elekta AB, Class B (Sweden) (2)
(32,350) (166,884)
Envista Holdings Corp.
(72,662) (1,419,815)
EssilorLuxottica SA (France) (2)
(12,603) (3,460,690)
GE HealthCare Technologies, Inc.
(34,907) (2,585,561)
Getinge AB, Class B (Sweden) (2)
(8,988) (180,576)
Globus Medical, Inc., Class A
(23,424) (1,382,484)
Hologic, Inc.
(16,225) (1,057,221)
Koninklijke Philips NV (Netherlands)
(2) (80,969) (1,944,256)
Lantheus Holdings, Inc.
(13,145) (1,076,050)
Masimo Corp.
(12,924) (2,174,075)
Neogen Corp.
(47,873) (228,833)
Olympus Corp. (Japan) (2)
(192,000) (2,280,638)
Siemens Healthineers AG
(Germany) (2)(c) (35,795) (1,987,137)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.3)% (continued)
Smith & Nephew plc (United
Kingdom) (2) (69,151) (1,058,995)
Solventum Corp.
(13,079) (991,911)
Sonova Holding AG (Registered)
(Switzerland) (2) (7,814) (2,330,334)
Sysmex Corp. (Japan) (2)
(93,200) (1,622,353)
Teleflex, Inc.
(5,382) (637,013)
Terumo Corp. (Japan) (2)
(175,800) (3,226,261)
(43,814,866)
Health Care Providers & Services - ( 0 .9 ) %
Acadia Healthcare Co., Inc.
(18,949) (429,953)
Amplifon SpA (Italy) (2)
(27,543) (646,870)
CVS Health Corp.
(24,696) (1,703,530)
Henry Schein, Inc.
(41,133) (3,004,766)
Humana, Inc.
(1,807) (441,775)
Labcorp Holdings, Inc.
(2,525) (662,838)
Option Care Health, Inc.
(59,633) (1,936,880)
Premier, Inc., Class A
(135,434) (2,970,067)
Quest Diagnostics, Inc.
(7,030) (1,262,799)
Ramsay Health Care Ltd. (Australia)
(2) (67,991) (1,642,551)
Sonic Healthcare Ltd. (Australia) (2)
(40,127) (708,289)
UnitedHealth Group, Inc.
(5,468) (1,705,852)
(17,116,170)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(76,080) (890,136)
Doximity, Inc., Class A
(12,340) (756,936)
M3, Inc. (Japan) (2)
(119,500) (1,641,537)
(3,288,609)
Life Sciences Tools & Services - ( 1 .1 ) %
Avantor, Inc.
(48,884) (657,979)
Azenta, Inc.
(32,865) (1,011,585)
Bachem Holding AG, Class B
(Switzerland) (2) (13,032) (955,908)
Bio-Rad Laboratories, Inc., Class A
(3,304) (797,321)
Bio-Techne Corp.
(56,650) (2,914,642)
Charles River Laboratories
International, Inc. (16,403) (2,488,827)
Eurofins Scientific SE (Luxembourg)
(2) (21,609) (1,539,972)
Fortrea Holdings, Inc.
(30,521) (150,774)
QIAGEN NV (2)
(24,073) (1,159,828)
Repligen Corp.
(13,475) (1,676,021)
Revvity, Inc.
(36,545) (3,534,632)
Sartorius Stedim Biotech (France)
(2) (758) (181,361)
Tecan Group AG (Registered)
(Switzerland) (2) (6,482) (1,326,522)
Thermo Fisher Scientific, Inc.
(5,348) (2,168,400)
West Pharmaceutical Services, Inc.
(4,304) (941,715)
(21,505,487)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - ( 1 .5 ) %
AstraZeneca plc (United Kingdom)
(2) (8,115) (1,129,358)
Bristol-Myers Squibb Co.
(29,384) (1,360,185)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(64,300) (1,489,709)
Eisai Co. Ltd. (Japan) (2)
(123,400) (3,544,099)
Elanco Animal Health, Inc.
(65,110) (929,771)
Haleon plc (2)
(698,048) (3,587,710)
Jazz Pharmaceuticals plc
(1,496) (158,755)
Kyowa Kirin Co. Ltd. (Japan) (2)
(99,900) (1,710,016)
Merck KGaA (Germany) (2)
(32,973) (4,275,225)
Novo Nordisk A/S, Class B
(Denmark) (2) (30,227) (2,094,551)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (326,600) (3,539,618)
Perrigo Co. plc
(45,890) (1,226,181)
Pfizer, Inc.
(28,025) (679,326)
Viatris, Inc.
(217,649) (1,943,606)
(27,668,110)
Total Health Care (142,629,261)
Industrials - ( 16 .6 ) %
Aerospace & Defense - ( 1 .4 ) %
ATI, Inc.
(1,968) (169,917)
Axon Enterprise, Inc.
(1,822) (1,508,507)
Boeing Co. (The)
(43,693) (9,154,994)
BWX Technologies, Inc.
(1,155) (166,389)
HEICO Corp.
(2,039) (668,792)
Huntington Ingalls Industries, Inc.
(9,224) (2,227,227)
L3Harris Technologies, Inc.
(5,737) (1,439,069)
Lockheed Martin Corp.
(4,304) (1,993,355)
Melrose Industries plc (United
Kingdom) (2) (75,504) (549,910)
MTU Aero Engines AG (Germany)
(2) (388) (172,370)
RTX Corp.
(25,993) (3,795,498)
TransDigm Group, Inc.
(3,111) (4,730,711)
(26,576,739)
Air Freight & Logistics - ( 0 .5 ) %
CH Robinson Worldwide, Inc.
(20,351) (1,952,679)
Deutsche Post AG (Germany) (2)
(48,197) (2,232,478)
DSV A/S (Denmark) (2)
(674) (161,662)
Expeditors International of
Washington, Inc. (4,057) (463,512)
FedEx Corp.
(6,504) (1,478,424)
SG Holdings Co. Ltd. (Japan) (2)
(219,300) (2,442,562)
Yamato Holdings Co. Ltd. (Japan)
(2) (51,300) (686,587)
(9,417,904)
Building Products - ( 1 .5 ) %
A O Smith Corp.
(13,344) (874,966)
AAON, Inc.
(33,970) (2,505,288)
Advanced Drainage Systems, Inc.
(15,550) (1,786,073)
AGC, Inc. (Japan) (2)
(23,700) (695,256)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - (1.5)% (continued)
Assa Abloy AB, Class B (Sweden)
(2) (40,517) (1,266,709)
Builders FirstSource, Inc.
(16,221) (1,892,828)
Carrier Global Corp.
(42,120) (3,082,763)
Cie de Saint-Gobain SA (France) (2)
(19,875) (2,334,821)
Daikin Industries Ltd. (Japan) (2)
(41,500) (4,871,426)
Fortune Brands Innovations, Inc.
(39,063) (2,010,963)
Hayward Holdings, Inc.
(14,029) (193,600)
Nibe Industrier AB, Class B
(Sweden) (2) (88,099) (376,153)
Simpson Manufacturing Co., Inc.
(12,283) (1,907,673)
TOTO Ltd. (Japan) (2)
(46,100) (1,160,842)
Trex Co., Inc.
(53,119) (2,888,611)
UFP Industries, Inc.
(13,434) (1,334,802)
(29,182,774)
Commercial Services & Supplies - ( 1 .3 ) %
Brink's Co. (The)
(5,960) (532,168)
Clean Harbors, Inc.
(6,613) (1,528,793)
Cleanaway Waste Management Ltd.
(Australia) (2) (377,938) (677,233)
Copart, Inc.
(33,981) (1,667,448)
Element Fleet Management Corp.
(Canada) (15,122) (378,786)
GFL Environmental, Inc.
(5,053) (255,071)
MSA Safety, Inc.
(7,561) (1,266,694)
RB Global, Inc. (Canada)
(11,810) (1,254,674)
Rentokil Initial plc (United Kingdom)
(2) (420,739) (2,029,969)
Republic Services, Inc., Class A
(23,480) (5,790,403)
Tetra Tech, Inc.
(31,908) (1,147,412)
TOPPAN Holdings, Inc. (Japan) (2)
(21,100) (573,224)
Waste Management, Inc.
(36,072) (8,253,995)
(25,355,870)
Construction & Engineering - ( 0 .6 ) %
API Group Corp.
(25,366) (1,294,934)
Ferrovial SE (2)
(59,541) (3,176,078)
Quanta Services, Inc.
(448) (169,380)
Skanska AB, Class B (Sweden) (2)
(6,406) (149,225)
Valmont Industries, Inc.
(1,950) (636,812)
Vinci SA (France) (2)
(8,693) (1,281,960)
WillScot Holdings Corp.
(108,196) (2,964,570)
Worley Ltd. (Australia) (2)
(18,161) (156,385)
WSP Global, Inc. (Canada)
(7,946) (1,620,827)
(11,450,171)
Electrical Equipment - ( 1 .1 ) %
EnerSys
(26,484) (2,271,533)
Fuji Electric Co. Ltd. (Japan) (2)
(17,700) (815,119)
Generac Holdings, Inc.
(18,316) (2,623,034)
Hubbell, Inc., Class B
(7,862) (3,210,919)
Legrand SA (France) (2)
(9,716) (1,302,221)
NIDEC Corp. (Japan) (2)
(109,200) (2,122,094)
Prysmian SpA (Italy) (2)
(41,413) (2,932,008)
Regal Rexnord Corp.
(17,301) (2,507,953)
Rockwell Automation, Inc.
(504) (167,414)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - (1.1)% (continued)
Sensata Technologies Holding plc
(79,370) (2,389,831)
(20,342,126)
Ground Transportation - ( 1 .8 ) %
Aurizon Holdings Ltd. (Australia) (2)
(112,867) (225,131)
Canadian National Railway Co.
(Canada) (27,620) (2,877,916)
Canadian Pacific Kansas City Ltd.
(Canada) (26,102) (2,073,592)
Central Japan Railway Co. (Japan)
(2) (135,000) (3,017,869)
CSX Corp.
(128,168) (4,182,122)
East Japan Railway Co. (Japan) (2)
(148,800) (3,200,827)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (40,200) (1,092,783)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (293,500) (2,744,204)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (140,000) (2,650,887)
Knight-Swift Transportation
Holdings, Inc., Class A (25,131) (1,111,544)
Landstar System, Inc.
(7,652) (1,063,781)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (28,500) (333,184)
Old Dominion Freight Line, Inc.
(13,734) (2,229,028)
Saia, Inc.
(7,667) (2,100,681)
Schneider National, Inc., Class B
(58,552) (1,414,031)
TFI International, Inc. (Canada)
(9,629) (864,365)
Tokyu Corp. (Japan) (2)
(44,600) (530,567)
U-Haul Holding Co.
(3,912) (236,911)
XPO, Inc.
(14,517) (1,833,352)
(33,782,775)
Industrial Conglomerates - ( 0 .5 ) %
DCC plc (United Kingdom) (2)
(4,185) (271,609)
Honeywell International, Inc.
(9,503) (2,213,059)
Keppel Ltd. (Singapore) (2)
(214,200) (1,250,837)
Lifco AB, Class B (Sweden) (2)
(3,708) (150,273)
Siemens AG (Registered)
(Germany) (2) (21,784) (5,595,399)
(9,481,177)
Machinery - ( 4 .5 ) %
AGCO Corp.
(18,439) (1,902,167)
Alstom SA (France) (2)
(53,417) (1,246,803)
Caterpillar, Inc.
(5,598) (2,173,200)
CNH Industrial NV
(45,678) (591,987)
Daimler Truck Holding AG
(Germany) (2) (11,330) (537,540)
Deere & Co.
(3,880) (1,972,941)
Epiroc AB, Class A (Sweden) (2)
(76,271) (1,659,646)
Esab Corp.
(20,665) (2,491,166)
FANUC Corp. (Japan) (2)
(59,900) (1,626,123)
Fortive Corp.
(33,447) (1,743,592)
Gates Industrial Corp. plc
(24,241) (558,270)
Georg Fischer AG (Registered)
(Switzerland) (2) (11,813) (966,832)
Graco, Inc.
(9,596) (824,968)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (4.5)% (continued)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (18,200) (542,346)
Husqvarna AB, Class B (Sweden)
(2) (110,449) (582,200)
IDEX Corp.
(29,004) (5,092,232)
Illinois Tool Works, Inc.
(5,056) (1,250,096)
Indutrade AB (Sweden) (2)
(7,456) (203,587)
Ingersoll Rand, Inc.
(56,981) (4,739,680)
Interpump Group SpA (Italy) (2)
(20,704) (861,542)
Kubota Corp. (Japan) (2)
(509,000) (5,739,943)
Metso OYJ (Finland) (2)
(13,486) (174,776)
MINEBEA MITSUMI, Inc. (Japan) (2)
(275,500) (4,028,840)
Nordson Corp.
(11,287) (2,419,594)
PACCAR, Inc.
(22,290) (2,118,887)
RBC Bearings, Inc.
(5,098) (1,961,710)
Schindler Holding AG (Switzerland)
(2) (3,361) (1,251,536)
SKF AB, Class B (Sweden) (2)
(126,986) (2,916,907)
SMC Corp. (Japan) (2)
(17,300) (6,199,670)
Spirax Group plc (United Kingdom)
(2) (3,824) (312,697)
Stanley Black & Decker, Inc.
(30,537) (2,068,882)
Terex Corp.
(13,362) (623,872)
Timken Co. (The)
(14,782) (1,072,434)
TOMRA Systems ASA (Norway) (2)
(31,613) (493,433)
Toro Co. (The)
(23,179) (1,638,292)
Toyota Industries Corp. (Japan) (2)
(50,900) (5,744,713)
Trelleborg AB, Class B (Sweden) (2)
(34,724) (1,293,507)
Valmet OYJ (Finland) (2)
(45,278) (1,403,256)
VAT Group AG (Switzerland) (2)(c)
(2,705) (1,146,195)
Volvo AB, Class B (Sweden) (2)
(38,353) (1,079,162)
Xylem, Inc.
(23,113) (2,989,898)
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) (619,600) (1,081,264)
Yaskawa Electric Corp. (Japan) (2)
(251,000) (5,675,915)
(85,002,301)
Marine Transportation - ( 0 .2 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (58,200) (824,232)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (6,645) (1,438,927)
Mitsui OSK Lines Ltd. (Japan) (2)
(35,400) (1,182,351)
(3,445,510)
Passenger Airlines - ( 0 .3 ) %
Air Canada (Canada)
(11,873) (183,708)
American Airlines Group, Inc.
(299,317) (3,358,337)
Southwest Airlines Co.
(96,273) (3,123,096)
(6,665,141)
Professional Services - ( 1 .3 ) %
ALS Ltd. (Australia) (2)
(35,898) (404,373)
Amentum Holdings, Inc.
(21,161) (499,611)
Automatic Data Processing, Inc.
(7,192) (2,218,013)
Bureau Veritas SA (France) (2)
(41,152) (1,404,612)
Clarivate plc
(543,122) (2,335,424)
INVESTMENTS SHARES VALUE ($)
Professional Services - (1.3)% (continued)
Dayforce, Inc.
(17,761) (983,782)
Equifax, Inc.
(8,213) (2,130,206)
ExlService Holdings, Inc.
(44,658) (1,955,574)
Exponent, Inc.
(8,746) (653,413)
FTI Consulting, Inc.
(6,169) (996,293)
Genpact Ltd.
(5,505) (242,275)
Maximus, Inc.
(7,614) (534,503)
Paychex, Inc.
(18,295) (2,661,191)
Paycom Software, Inc.
(9,902) (2,291,323)
Randstad NV (Netherlands) (2)
(34,277) (1,584,316)
SGS SA (Registered) (Switzerland)
(2) (3,502) (355,578)
Teleperformance SE (France) (2)
(7,391) (717,868)
Wolters Kluwer NV (Netherlands) (2)
(13,804) (2,308,555)
(24,276,910)
Trading Companies & Distributors - ( 1 .3 ) %
Air Lease Corp., Class A
(9,567) (559,574)
Ashtead Group plc (United
Kingdom) (2) (10,603) (679,929)
Beijer Ref AB, Class B (Sweden) (2)
(79,961) (1,261,866)
Brenntag SE (Germany) (2)
(45,814) (3,035,176)
Bunzl plc (United Kingdom) (2)
(84,049) (2,678,346)
Fastenal Co.
(119,367) (5,013,414)
GATX Corp.
(4,146) (636,660)
IMCD NV (Netherlands) (2)
(6,524) (877,448)
Mitsubishi Corp. (Japan) (2)
(117,400) (2,345,873)
Mitsui & Co. Ltd. (Japan) (2)
(116,700) (2,378,343)
MSC Industrial Direct Co., Inc.,
Class A (16,270) (1,383,275)
Reece Ltd. (Australia) (2)
(124,935) (1,180,530)
RS GROUP plc (United Kingdom)
(2) (52,987) (418,278)
SiteOne Landscape Supply, Inc.
(9,021) (1,091,000)
Toromont Industries Ltd. (Canada)
(6,037) (542,587)
Travis Perkins plc (United Kingdom)
(2) (52,767) (439,933)
United Rentals, Inc.
(994) (748,880)
(25,271,112)
Transportation Infrastructure - ( 0 .3 ) %
Aeroports de Paris SA (France) (2)
(10,841) (1,359,161)
Atlas Arteria Ltd. (Australia) (2)
(303,369) (1,016,731)
Transurban Group (Australia) (2)
(301,409) (2,773,253)
(5,149,145)
Total Industrials (315,399,655)
Information Technology - ( 11 .1 ) %
Communications Equipment - ( 0 .7 ) %
Ciena Corp.
(17,239) (1,402,048)
Cisco Systems, Inc.
(106,024) (7,355,945)
F5, Inc.
(567) (166,879)
Lumentum Holdings, Inc.
(2,118) (201,337)
Motorola Solutions, Inc.
(8,697) (3,656,741)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - (0.7)% (continued)
Ubiquiti, Inc.
(3,621) (1,490,585)
(14,273,535)
Electronic Equipment, Instruments & Components - ( 1 .8 ) %
Avnet, Inc.
(56,551) (3,001,727)
Belden, Inc.
(17,313) (2,004,845)
CDW Corp.
(12,523) (2,236,483)
Crane NXT Co.
(25,362) (1,367,012)
Hamamatsu Photonics KK (Japan)
(2) (180,200) (2,189,321)
Hexagon AB, Class B (Sweden) (2)
(145,295) (1,464,515)
IPG Photonics Corp.
(13,623) (935,219)
Keyence Corp. (Japan) (2)
(4,900) (1,959,159)
Kyocera Corp. (Japan) (2)
(184,300) (2,213,509)
Littelfuse, Inc.
(780) (176,849)
Murata Manufacturing Co. Ltd.
(Japan) (2) (337,200) (4,984,049)
Novanta, Inc.
(15,144) (1,952,516)
Omron Corp. (Japan) (2)
(45,600) (1,229,214)
Ralliant Corp.
(11,149) (540,615)
Shimadzu Corp. (Japan) (2)
(107,600) (2,660,195)
TD SYNNEX Corp.
(10,038) (1,362,157)
TE Connectivity plc (Switzerland)
(8,005) (1,350,203)
Teledyne Technologies, Inc.
(6,433) (3,295,690)
(34,923,278)
IT Services - ( 1 .3 ) %
Accenture plc, Class A (Ireland)
(9,426) (2,817,337)
Akamai Technologies, Inc.
(18,848) (1,503,316)
ASGN, Inc.
(29,955) (1,495,653)
Bechtle AG (Germany) (2)
(25,989) (1,220,011)
Capgemini SE (France) (2)
(27,377) (4,687,939)
CGI, Inc. (Canada)
(22,935) (2,408,617)
Cognizant Technology Solutions
Corp., Class A (38,558) (3,008,681)
DXC Technology Co.
(73,796) (1,128,341)
Globant SA
(6,757) (613,806)
International Business Machines
Corp. (571) (168,319)
NEXTDC Ltd. (Australia) (2)
(296,409) (2,829,332)
Okta, Inc., Class A
(5,890) (588,823)
Otsuka Corp. (Japan) (2)
(16,200) (330,017)
TIS, Inc. (Japan) (2)
(44,400) (1,487,830)
(24,288,022)
Semiconductors & Semiconductor Equipment - ( 3 .4 ) %
Allegro MicroSystems, Inc. (Japan)
(26,130) (893,385)
Amkor Technology, Inc.
(80,900) (1,698,091)
Analog Devices, Inc.
(8,936) (2,126,947)
ASM International NV (Netherlands)
(2) (273) (175,123)
Enphase Energy, Inc.
(46,367) (1,838,452)
Entegris, Inc.
(49,384) (3,982,820)
First Solar, Inc.
(12,061) (1,996,578)
GLOBALFOUNDRIES, Inc.
(35,081) (1,340,094)
Infineon Technologies AG
(Germany) (2) (18,850) (804,368)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (3.4)% (continued)
Intel Corp.
(107,030) (2,397,472)
Lasertec Corp. (Japan) (2)
(24,700) (3,311,299)
Lattice Semiconductor Corp.
(83,215) (4,076,703)
MACOM Technology Solutions
Holdings, Inc. (5,055) (724,331)
Microchip Technology, Inc.
(57,496) (4,045,993)
MKS, Inc.
(17,021) (1,691,207)
Monolithic Power Systems, Inc.
(1,287) (941,286)
NXP Semiconductors NV
(Netherlands) (13,803) (3,015,817)
ON Semiconductor Corp.
(52,106) (2,730,875)
Power Integrations, Inc.
(24,402) (1,364,072)
Qorvo, Inc.
(19,974) (1,695,992)
QUALCOMM, Inc.
(12,060) (1,920,676)
Renesas Electronics Corp. (Japan)
(2) (223,200) (2,761,304)
Rohm Co. Ltd. (Japan) (2)
(252,200) (3,210,674)
Skyworks Solutions, Inc.
(38,306) (2,854,563)
SOITEC (France) (2)
(8,017) (442,072)
STMicroelectronics NV (Singapore)
(2) (96,251) (2,951,248)
SUMCO Corp. (Japan) (2)
(59,600) (467,174)
Synaptics, Inc.
(14,198) (920,314)
Teradyne, Inc.
(25,365) (2,280,821)
Texas Instruments, Inc.
(27,196) (5,646,433)
(64,306,184)
Software - ( 3 .1 ) %
Appfolio, Inc., Class A
(4,415) (1,016,686)
Bentley Systems, Inc., Class B
(20,059) (1,082,584)
BILL Holdings, Inc.
(41,019) (1,897,539)
Blackbaud, Inc.
(24,649) (1,582,712)
Cadence Design Systems, Inc.
(5,551) (1,710,541)
CCC Intelligent Solutions Holdings,
Inc. (129,250) (1,216,243)
Confluent, Inc., Class A
(25,169) (627,463)
Constellation Software, Inc.
(Canada) (305) (1,118,359)
Crowdstrike Holdings, Inc., Class A
(2,307) (1,174,978)
Dassault Systemes SE (France) (2)
(59,753) (2,165,546)
Descartes Systems Group, Inc.
(The) (Canada) (4,934) (501,208)
Docusign, Inc., Class A
(21,020) (1,637,248)
Dolby Laboratories, Inc., Class A
(9,750) (724,035)
Dynatrace, Inc.
(26,588) (1,467,923)
Five9, Inc.
(79,092) (2,094,356)
Gen Digital, Inc.
(79,153) (2,327,098)
Intuit, Inc.
(5,160) (4,064,171)
Microsoft Corp.
(11,855) (5,896,796)
MicroStrategy, Inc., Class A
(9,755) (3,943,264)
nCino, Inc.
(79,118) (2,212,930)
Open Text Corp. (Canada)
(13,837) (404,314)
Procore Technologies, Inc.
(11,960) (818,303)
PTC, Inc.
(14,458) (2,491,692)
Roper Technologies, Inc.
(9,753) (5,528,391)
Synopsys, Inc.
(7,642) (3,917,901)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (3.1)% (continued)
Temenos AG (Registered)
(Switzerland) (2) (15,690) (1,127,093)
Teradata Corp.
(28,348) (632,444)
Tyler Technologies, Inc.
(8,285) (4,911,679)
Unity Software, Inc.
(45,493) (1,100,931)
Workday, Inc., Class A
(1,904) (456,960)
(59,851,388)
Technology Hardware, Storage & Peripherals - ( 0 .8 ) %
Apple, Inc.
(9,630) (1,975,787)
Brother Industries Ltd. (Japan) (2)
(21,000) (362,258)
FUJIFILM Holdings Corp. (Japan)
(2) (179,700) (3,891,509)
Hewlett Packard Enterprise Co.
(182,571) (3,733,577)
HP, Inc.
(127,065) (3,108,010)
Ricoh Co. Ltd. (Japan) (2)
(96,300) (908,822)
Super Micro Computer, Inc.
(8,300) (406,783)
(14,386,746)
Total Information Technology (212,029,153)
Materials - ( 6 .7 ) %
Chemicals - ( 2 .9 ) %
Air Liquide SA (France) (2)
(9,883) (2,037,886)
Air Products and Chemicals, Inc.
(30,012) (8,465,185)
Albemarle Corp.
(24,631) (1,543,625)
Arkema SA (France) (2)
(12,485) (921,937)
Asahi Kasei Corp. (Japan) (2)
(236,000) (1,680,029)
Ashland, Inc.
(7,514) (377,804)
Avient Corp.
(15,459) (499,480)
BASF SE (Germany) (2)
(87,504) (4,327,906)
Celanese Corp., Class A
(75,045) (4,152,240)
Chemours Co. (The)
(58,794) (673,191)
Clariant AG (Registered)
(Switzerland) (2) (130,901) (1,394,387)
Croda International plc (United
Kingdom) (2) (6,789) (272,565)
Dow, Inc.
(81,152) (2,148,905)
Eastman Chemical Co.
(54,067) (4,036,642)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (1,448) (1,094,693)
Linde plc
(11,289) (5,296,573)
LyondellBasell Industries NV, Class
A (33,875) (1,960,008)
Mitsubishi Chemical Group Corp.
(Japan) (2) (217,700) (1,144,236)
Mitsui Chemicals, Inc. (Japan) (2)
(29,900) (691,309)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (93,600) (752,756)
Nippon Sanso Holdings Corp.
(Japan) (2) (97,100) (3,674,411)
Nissan Chemical Corp. (Japan) (2)
(30,100) (917,977)
Nutrien Ltd. (Canada)
(2,618) (152,552)
RPM International, Inc.
(7,312) (803,150)
Symrise AG, Class A (Germany) (2)
(26,451) (2,773,768)
Tosoh Corp. (Japan) (2)
(25,100) (367,306)
Umicore SA (Belgium) (2)
(67,116) (990,479)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.9)% (continued)
Wacker Chemie AG (Germany) (2)
(9,298) (681,822)
Westlake Corp.
(29,732) (2,257,551)
(56,090,373)
Construction Materials - ( 0 .5 ) %
Eagle Materials, Inc.
(8,453) (1,708,436)
James Hardie Industries plc,
CHESS (2) (53,952) (1,448,790)
Knife River Corp.
(32,362) (2,642,034)
Martin Marietta Materials, Inc.
(6,555) (3,598,433)
Vulcan Materials Co.
(2,428) (633,271)
(10,030,964)
Containers & Packaging - ( 0 .8 ) %
Avery Dennison Corp.
(5,052) (886,474)
Ball Corp.
(14,551) (816,166)
Graphic Packaging Holding Co.
(198,393) (4,180,141)
Greif, Inc., Class A
(2,566) (166,764)
International Paper Co.
(65,608) (3,072,423)
Sealed Air Corp.
(48,450) (1,503,403)
SIG Group AG (Switzerland) (2)
(170,984) (3,162,699)
Silgan Holdings, Inc.
(25,866) (1,401,420)
(15,189,490)
Metals & Mining - ( 2 .1 ) %
Anglo American plc (South Africa)
(2) (88,945) (2,621,926)
Antofagasta plc (Chile) (2)
(76,594) (1,904,348)
BHP Group Ltd. (Australia) (2)
(136,111) (3,274,504)
Boliden AB (Sweden) (2)
(27,918) (872,422)
Capstone Copper Corp. (Canada)
(110,714) (679,691)
Cleveland-Cliffs, Inc.
(231,974) (1,763,002)
Commercial Metals Co.
(32,221) (1,575,929)
First Quantum Minerals Ltd.
(Zambia) (65,244) (1,158,988)
Fortescue Ltd. (Australia) (2)
(166,227) (1,670,953)
Franco-Nevada Corp. (Canada)
(20,206) (3,317,390)
Glencore plc (Australia) (2)
(381,794) (1,487,715)
IGO Ltd. (Australia) (2)
(287,722) (792,680)
JFE Holdings, Inc. (Japan) (2)
(294,900) (3,430,472)
Kobe Steel Ltd. (Japan) (2)
(61,500) (671,356)
Lundin Mining Corp. (Chile)
(130,039) (1,367,475)
Mineral Resources Ltd. (Australia)
(2) (76,788) (1,090,970)
MP Materials Corp.
(30,429) (1,012,373)
Nippon Steel Corp. (Japan) (2)
(87,300) (1,651,012)
Nucor Corp.
(11,189) (1,449,423)
Reliance, Inc.
(6,035) (1,894,386)
Rio Tinto plc (Australia) (2)
(48,826) (2,841,874)
South32 Ltd. (Australia) (2)
(115,479) (220,668)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (43,100) (1,062,199)
Teck Resources Ltd., Class B
(Canada) (59,901) (2,422,433)
(40,234,189)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - ( 0 .4 ) %
Holmen AB, Class B (Sweden) (2)
(25,480) (1,009,317)
Louisiana-Pacific Corp.
(2,837) (243,954)
Mondi plc (Austria) (2)
(30,791) (503,141)
Stora Enso OYJ, Class R (Finland)
(2) (69,278) (753,162)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (32,522) (422,876)
UPM-Kymmene OYJ (Finland) (2)
(92,210) (2,518,072)
West Fraser Timber Co. Ltd.
(Canada) (16,170) (1,185,780)
(6,636,302)
Total Materials (128,181,318)
Real Estate - ( 3 .0 ) %
Health Care REITs - ( 0 .4 ) %
Healthcare Realty Trust, Inc., REIT
(54,385) (862,546)
Welltower, Inc., REIT
(39,562) (6,081,866)
(6,944,412)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (132,343) (2,032,789)
Industrial REITs - ( 0 .3 ) %
EastGroup Properties, Inc., REIT
(3,540) (591,605)
First Industrial Realty Trust, Inc.,
REIT (7,571) (364,392)
Prologis, Inc., REIT
(17,804) (1,871,557)
Rexford Industrial Realty, Inc., REIT
(54,914) (1,953,291)
STAG Industrial, Inc., REIT
(8,829) (320,316)
(5,101,161)
Office REITs - ( 0 .1 ) %
Vornado Realty Trust, REIT (47,321) (1,809,555)
Real Estate Management & Development - ( 0 .2 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (611,800) (1,275,397)
CoStar Group, Inc.
(22,320) (1,794,528)
Jones Lang LaSalle, Inc.
(3,491) (892,928)
Lendlease Corp. Ltd. (Australia) (2)
(70,584) (250,129)
(4,212,982)
Residential REITs - ( 0 .7 ) %
AvalonBay Communities, Inc., REIT
(16,940) (3,447,290)
Equity Residential, REIT
(43,041) (2,904,837)
Independence Realty Trust, Inc.,
REIT (83,780) (1,482,068)
Mid-America Apartment
Communities, Inc., REIT (15,291) (2,263,221)
Sun Communities, Inc., REIT
(26,402) (3,339,589)
(13,437,005)
Retail REITs - ( 0 .5 ) %
Agree Realty Corp., REIT
(16,626) (1,214,696)
CapitaLand Integrated Commercial
Trust, REIT (Singapore) (2) (26,748) (45,674)
Federal Realty Investment Trust,
REIT (4,629) (439,709)
Realty Income Corp., REIT
(102,896) (5,927,838)
INVESTMENTS SHARES VALUE ($)
Retail REITs - (0.5)% (continued)
Regency Centers Corp., REIT
(16,525) (1,177,076)
(8,804,993)
Specialized REITs - ( 0 .7 ) %
Crown Castle, Inc., REIT
(13,089) (1,344,633)
Digital Realty Trust, Inc., REIT
(5,382) (938,244)
Equinix, Inc., REIT
(1,382) (1,099,339)
Gaming and Leisure Properties, Inc.,
REIT (14,482) (676,020)
Iron Mountain, Inc., REIT
(7,489) (768,147)
National Storage Affiliates Trust,
REIT (42,159) (1,348,666)
Public Storage, REIT
(6,486) (1,903,122)
Rayonier, Inc., REIT
(29,391) (651,892)
VICI Properties, Inc., Class A, REIT
(112,951) (3,682,203)
Weyerhaeuser Co., REIT
(77,817) (1,999,119)
(14,411,385)
Total Real Estate (56,754,282)
Utilities - ( 4 .6 ) %
Electric Utilities - ( 2 .5 ) %
Acciona SA (Spain) (2)
(1,341) (241,869)
ALLETE, Inc.
(13,098) (839,189)
Alliant Energy Corp.
(82,521) (4,990,045)
American Electric Power Co., Inc.
(51,722) (5,366,675)
EDP SA (Portugal) (2)
(173,755) (754,840)
Elia Group SA/NV (Belgium) (2)
(1,546) (178,554)
Entergy Corp.
(53,418) (4,440,104)
Exelon Corp.
(108,160) (4,696,307)
FirstEnergy Corp.
(40,634) (1,635,925)
Fortis, Inc. (Canada)
(73,706) (3,519,269)
Hydro One Ltd. (Canada) (c)
(58,301) (2,100,848)
IDACORP, Inc.
(19,533) (2,255,085)
Kansai Electric Power Co., Inc.
(The) (Japan) (2) (102,000) (1,209,702)
Origin Energy Ltd. (Australia) (2)
(172,858) (1,228,663)
Pinnacle West Capital Corp.
(37,622) (3,366,040)
Redeia Corp. SA (Spain) (2)
(79,074) (1,692,005)
Southern Co. (The)
(65,097) (5,977,857)
SSE plc (United Kingdom) (2)
(42,970) (1,081,991)
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2) (364,000) (1,211,655)
(46,786,623)
Gas Utilities - ( 0 .4 ) %
AltaGas Ltd. (Canada)
(11,984) (347,881)
APA Group (Australia) (2)
(273,949) (1,472,960)
Brookfield Infrastructure Corp.,
Class A (Canada) (5,814) (241,910)
MDU Resources Group, Inc.
(104,366) (1,739,781)
ONE Gas, Inc.
(14,579) (1,047,647)
Southwest Gas Holdings, Inc.
(24,315) (1,808,793)
Spire, Inc.
(12,130) (885,369)
(7,544,341)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - ( 0 .2 ) %
Brookfield Renewable Corp.
(Canada) (5,095) (166,984)
Clearway Energy, Inc., Class C
(23,452) (750,464)
ERG SpA (Italy) (2)
(7,564) (165,391)
Northland Power, Inc. (Canada)
(33,266) (522,045)
Orsted A/S (Denmark) (2)(c)
(67,600) (2,912,115)
(4,516,999)
Multi-Utilities - ( 1 .4 ) %
Algonquin Power & Utilities Corp.
(Canada) (124,305) (711,097)
Black Hills Corp.
(20,534) (1,151,957)
Canadian Utilities Ltd., Class A
(Canada) (29,613) (819,400)
CenterPoint Energy, Inc.
(170,602) (6,267,918)
CMS Energy Corp.
(57,563) (3,987,965)
Consolidated Edison, Inc.
(35,481) (3,560,518)
Dominion Energy, Inc.
(23,602) (1,333,985)
Hera SpA (Italy) (2)
(45,110) (217,899)
National Grid plc (United Kingdom)
(2) (201,758) (2,961,538)
Northwestern Energy Group, Inc.
(16,271) (834,702)
Public Service Enterprise Group,
Inc. (28,269) (2,379,684)
Sempra
(27,488) (2,082,766)
Veolia Environnement SA (France)
(2) (6,537) (233,383)
(26,542,812)
Water Utilities - ( 0 .1 ) %
Essential Utilities, Inc.
(29,921) (1,111,266)
Pennon Group plc (United Kingdom)
(2) (39,803) (274,611)
Severn Trent plc (United Kingdom)
(2) (20,459) (768,689)
(2,154,566)
Total Utilities (87,545,341)
TOTAL COMMON STOCKS
(Proceeds $(1,733,655,070)) (1,634,414,354)
PREFERRED STOCKS - (0.5)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (76,082) (3,760,270)
Volkswagen AG (Preference)
(Germany) (2) (9,457) (999,732)
Total Consumer Discretionary (4,760,002)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - ( 0 .2 ) %
Household Products - ( 0 .2 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (47,389) (3,723,997)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (5,306) (1,351,427)
TOTAL PREFERRED STOCKS
(Proceeds $(11,027,589)) (9,835,426)
TOTAL SHORT POSITIONS
(Proceeds $(1,744,682,659)) (1,644,249,780)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.6%
(Cost $1,187,008,605) 1,572,203,965
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.4% ‡ 331,399,264
NET ASSETS - 100.0% 1,903,603,229
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 20,215,158 1 .0%
Consumer Discretionary (15,772,589) ( 0 .8 )
Consumer Staples (36,097,044) ( 1 .9 )
Energy (22,209,352) ( 1 .1 )
Financials 3,597,978 0 .2
Health Care 26,148,638 1 .3
Industrials 20,576,204 1 .1
Information Technology 22,937,440 1 .2
Materials (31,583,448) ( 1 .6 )
Real Estate (3,296,508) ( 0 .2 )
Utilities (14,336,511) ( 0 .8 )
Investment Companies 414,274,485 21 .8
U.S. Treasury Obligations 1,187,749,514 62 .4
Total Investments In Securities
At Value 1,572,203,965 82 .6
Other Assets in Excess of
Liabilities ‡ 331,399,264 17 .4
Net Assets
$ 1,903,603,229 100 .0%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $1,605,332,806, which is inclusive of rehypothecated amounts disclosed below. In addition, $199,952,201 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $269,148,099.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $18,236,700 of investment in securities and
$(17,539,106) of securities sold short, which represents 0.96% and (0.92)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 20.3%
INVESTMENT COMPANIES - 20.3%
Limited Purpose
Cash Investment
Fund,
4.33% ^(a)
(Cost $386,973,496) $353,121,691 $2,974,752,748 $(2,940,770,061) $(11,163) $(25,464) $387,067,751 387,183,905 $9,463,828 $–
^    No longer affiliated as of June 30, 2025.
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 12,357,000 $ (234,923) $ (79,829) $ (314,752)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 12,357,000 (239,146) (75,606) (314,752)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 22,356,000 (380,298) (121,664) (501,962)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 22,356,000 (380,298) (121,664) (501,962)
$ (1,234,665) $ (398,763) $ (1,633,428)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 13,840,000 $ 1,235,088 $ 307,655 $ 1,542,743
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 13,840,000 1,235,088 307,655 1,542,743
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 7,105,500 459,605 85,739 545,344
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 7,105,500 459,567 85,777 545,344
3,389,348 786,826 4,176,174
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .56 % USD 8,758,500 $ (289,222) $ 74,789 $ (214,433)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .56 USD 8,758,500 (287,668) 73,235 (214,433)
(576,890) 148,024 (428,866)
$ 2,812,458 $ 934,850 $ 3,747,308
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 2,541,900,000 $ 4,845 $ 2,622 $ 7,467
Pay 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 2,541,900,000 4,845 2,622 7,467
Pay 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 387,100,000 5,159 973 6,132
Pay 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 387,100,000 5,159 973 6,132
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 2,000,000 (1,560) 2,876 1,316
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 2,100,000 (1,637) 3,019 1,382
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 126,600,000 105,663 (32,420) 73,243
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 126,600,000 105,351 (32,108) 73,243

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 1,300,000 $ (4,369) $ 5,519 $ 1,150
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 1,300,000 (4,431) 5,582 1,151
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 235,400,000 578,614 128,498 707,112
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 235,400,000 578,023 129,088 707,111
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 151,800,000 1,071,670 (722,327) 349,343
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 11,900,000 84,183 (56,797) 27,386
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 106,400,000 (406,579) 708,065 301,486
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 106,400,000 (402,212) 703,698 301,486
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 1,200,000 4,066 3,101 7,167
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 1,200,000 3,152 4,015 7,167
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 20,800,000 189,302 358,470 547,772
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 20,800,000 184,852 362,920 547,772
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 8,000,000 117,719 89,648 207,367
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 8,000,000 117,519 89,849 207,368
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 43,600,000 (91,261) 106,097 14,836
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 43,700,000 (92,044) 106,914 14,870
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 6,200,000 96,382 36,337 132,719
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 6,300,000 98,575 36,284 134,859
Pay 1D SORA Semi 1.50% Semi 9/15/2027 SGD 24,300,000 (9,094) 34,588 25,494
Pay 1D SORA Semi 1.50% Semi 9/15/2027 SGD 24,400,000 (9,132) 34,730 25,598
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 9,100,000 (12,994) 22,079 9,085
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 9,100,000 (13,200) 22,284 9,084
Pay 1D SORA Semi 2.00% Semi 9/18/2030 SGD 7,900,000 (7,710) 106,541 98,831
Pay 1D SORA Semi 2.00% Semi 9/18/2030 SGD 7,900,000 (6,369) 105,200 98,831
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 5,800,000 21,694 44,345 66,039
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 5,900,000 23,155 44,022 67,177
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 897,000,000 56,234 122,202 178,436
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 897,000,000 56,233 122,203 178,436
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 1,121,200,000 182,507 65,287 247,794
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 1,121,200,000 182,507 65,287 247,794
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 667,300,000 (6,376) 233,383 227,007
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 667,300,000 (6,376) 233,383 227,007
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 167,500,000 31,161 24,595 55,756
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 167,500,000 31,162 24,594 55,756
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 176,800,000 7,610 3,685 11,295
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 176,800,000 7,610 3,685 11,295
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 321,100,000 32,499 (3,902) 28,597
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 321,100,000 32,499 (3,902) 28,597
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 66,500,000 16,781 28,283 45,064
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 66,500,000 16,781 28,283 45,064
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 22,600,000 12,509 1,289 13,798
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 22,600,000 12,509 1,289 13,798
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 830,000,000 4,209 6,835 11,044
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 829,900,000 4,189 6,853 11,042
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 453,800,000 (15,353) 53,745 38,392
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 453,800,000 (15,353) 53,745 38,392
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 224,100,000 8,703 1,825 10,528
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 224,100,000 8,703 1,825 10,528
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 69,500,000 16,980 (5,360) 11,620
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 69,500,000 16,980 (5,360) 11,620
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 41,500,000 5,627 1,313 6,940
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 41,500,000 5,627 1,313 6,940

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 38,500,000 $ 14,926 $ (7,754) $ 7,172
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 38,500,000 14,926 (7,754) 7,172
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 139,600,000 371,022 104,371 475,393
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 139,600,000 370,991 104,402 475,393
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 184,600,000 244,432 293,676 538,108
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 184,500,000 244,160 293,657 537,817
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 62,900,000 627,650 54,593 682,243
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 62,800,000 626,652 54,506 681,158
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 15,800,000 82,909 62,483 145,392
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 16,000,000 83,958 63,274 147,232
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 12,100,000 141,595 63,393 204,988
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 12,100,000 141,595 63,393 204,988
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 7,300,000,000 (16,992) 21,151 4,159
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 7,300,000,000 (16,992) 21,151 4,159
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 57,800,000 (24,052) 69,199 45,147
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 57,700,000 (24,010) 69,079 45,069
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 31,100,000 (30,575) 84,173 53,598
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 31,200,000 (30,536) 84,306 53,770
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 3,100,000 1,814 3,263 5,077
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 3,000,000 1,749 3,164 4,913
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 46,800,000 (1,162) 4,630 3,468
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 46,800,000 (1,162) 4,630 3,468
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 66,300,000 296 5,198 5,494
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 64,700,000 288 5,073 5,361
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/18/2030 ZAR 33,500,000 (6,496) 16,984 10,488
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/18/2030 ZAR 33,500,000 (6,496) 16,984 10,488
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 1,700,000 (510) 725 215
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 14,600,000 (4,379) 6,228 1,849
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 2,116,600,000 (499,971) 1,123,350 623,379
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 2,116,600,000 (499,971) 1,123,350 623,379
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 781,300,000 (120,713) 329,774 209,061
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 781,300,000 (120,481) 329,543 209,062
Pay 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 62,500,000 27,054 72,744 99,798
Pay 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 62,500,000 27,054 72,744 99,798
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 77,700,000 59,786 49,407 109,193
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 77,600,000 59,746 49,306 109,052
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 703,400,000 14,122 (5,178) 8,944
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 703,400,000 14,122 (5,178) 8,944
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 188,000,000 829,463 1,307,920 2,137,383
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 187,900,000 828,906 1,307,340 2,136,246
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 4,000,000 32,115 9,793 41,908
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 3,900,000 31,392 9,468 40,860
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 4,400,000 72,656 16,577 89,233
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 4,400,000 72,389 16,843 89,232
Pay 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 293,000,000 (1,799) 2,305 506
Pay 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 292,900,000 (1,798) 2,304 506
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 64,300,000 34,942 702,511 737,453
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 64,300,000 34,257 703,196 737,453
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 83,800,000 1,028,300 (233,610) 794,690
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 83,700,000 1,026,621 (232,880) 793,741
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 3,700,000 5,500 1,679 7,179
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 3,700,000 5,500 1,679 7,179
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 19,000,000 3,928 35,499 39,427
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 19,000,000 3,928 35,499 39,427
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 38,100,000 180,170 15,658 195,828

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 38,000,000 $ 179,505 $ 15,809 $ 195,314
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 185 (96) 89
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 185 (96) 89
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 6,300,000 31,408 9,155 40,563
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 6,300,000 37,082 3,481 40,563
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 6,200,000 (27,124) 92,581 65,457
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 6,300,000 (25,727) 92,240 66,513
Receive 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 3,000,000 16,058 (8,984) 7,074
Receive 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 2,900,000 15,750 (8,912) 6,838
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 58,800,000 94,181 (50,351) 43,830
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 58,800,000 94,181 (50,351) 43,830
Receive 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 18,100,000 3,859 8,361 12,220
Receive 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 18,100,000 3,859 8,361 12,220
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 19,800,000 143,424 117,888 261,312
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 19,900,000 144,782 117,849 262,631
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 15,300,000 115,463 132,432 247,895
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 15,300,000 115,263 132,633 247,896
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 6,000,000 139,628 247,511 387,139
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 6,000,000 135,735 251,404 387,139
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 7,300,000 224,673 256,225 480,898
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 7,300,000 224,261 256,636 480,897
10,662,948 13,547,282 24,210,230
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 900,000 (4,368) 444 (3,924)
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 1,000,000 (4,853) 493 (4,360)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 1,226,700,000 (3,110) (4,366) (7,476)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 1,226,700,000 (3,110) (4,366) (7,476)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 45,000,000 909 (1,391) (482)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 45,000,000 909 (1,391) (482)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 298,000,000 (30,037) (2,555) (32,592)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 298,000,000 (30,037) (2,555) (32,592)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 55,500,000 (363,537) (246,668) (610,205)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 55,500,000 (363,355) (246,850) (610,205)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 12,900,000 (121,608) (50,032) (171,640)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 12,900,000 (121,772) (49,868) (171,640)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 432,900,000 (1,348,941) 897,158 (451,783)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 432,900,000 (1,350,109) 898,326 (451,783)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 61,200,000 (1,064,230) 1,052,428 (11,802)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 61,200,000 (1,064,213) 1,052,411 (11,802)
Pay 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 76,000,000 (126,669) 20,631 (106,038)
Pay 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 76,000,000 (126,507) 20,469 (106,038)
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 50,200,000 (101,679) 36,641 (65,038)
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 50,200,000 (101,584) 36,547 (65,037)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 9/17/2027 KRW 20,575,600,000 (112,040) 883 (111,157)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 9/17/2027 KRW 20,575,600,000 (112,040) 883 (111,157)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 5,300,000,000 (23,091) (4,412) (27,503)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 5,300,000,000 (23,091) (4,412) (27,503)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 35,200,000 (59,052) 42,642 (16,410)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 35,200,000 (59,052) 42,642 (16,410)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 299,000,000 (49,233) 30,318 (18,915)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 299,000,000 (49,230) 30,315 (18,915)
Pay 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 244,800,000 (1,458) (1,544) (3,002)
Pay 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 244,800,000 (1,458) (1,544) (3,002)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 235,300,000 (167,195) 144,602 (22,593)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 235,300,000 (166,709) 144,116 (22,593)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 207,100,000 10,520 (14,750) (4,230)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 207,100,000 10,520 (14,750) (4,230)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 10,900,000 643 (987) (344)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 10,900,000 $ 643 $ (987) $ (344)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 63,100,000 983 (20,823) (19,840)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 63,100,000 969 (20,810) (19,841)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 5,000,000 793 (2,557) (1,764)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 5,000,000 793 (2,557) (1,764)
Pay 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 21,400,000 (8,077) (10,543) (18,620)
Pay 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 21,300,000 (8,052) (10,481) (18,533)
Pay 6M WIBOR Semi 4.00% Annual 9/18/2030 PLN 4,300,000 (4,399) (5,406) (9,805)
Pay 6M WIBOR Semi 4.00% Annual 9/18/2030 PLN 4,400,000 (4,501) (5,531) (10,032)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 9,500,000 (5,213) (12,126) (17,339)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 9,500,000 (5,213) (12,126) (17,339)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 4,958,800,000 (4,350) 295 (4,055)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 4,958,800,000 (4,350) 295 (4,055)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 6,963,900,000 (6,046) 412 (5,634)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 6,963,900,000 (6,046) 412 (5,634)
Receive 1D IBR Qtrly 9.00% Qtrly 9/17/2030 COP 3,778,800,000 (3,763) (6,681) (10,444)
Receive 1D IBR Qtrly 9.00% Qtrly 9/17/2030 COP 3,778,800,000 (3,763) (6,681) (10,444)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 1,060,000,000 649 (3,053) (2,404)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 1,060,000,000 649 (3,053) (2,404)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 6,000,000 321 (11,007) (10,686)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 6,000,000 333 (11,019) (10,686)
Receive 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 1,700,000 5,494 (10,550) (5,056)
Receive 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 1,700,000 5,674 (10,731) (5,057)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 23,900,000 (47,258) (70,125) (117,383)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 24,000,000 (47,150) (70,724) (117,874)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 56,400,000 (407,056) 120,733 (286,323)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 56,400,000 (408,723) 122,400 (286,323)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 2,200,000 (38,811) 3,455 (35,356)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 2,200,000 (38,811) 3,456 (35,355)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 300,000 (5,069) 26 (5,043)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 200,000 (3,379) 17 (3,362)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 182,800,000 (2,005,353) (1,960,006) (3,965,359)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 182,900,000 (2,018,439) (1,949,089) (3,967,528)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 10,900,000 (84,301) (30,687) (114,988)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 10,900,000 (86,651) (28,338) (114,989)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 1,800,000 (11,662) (4,402) (16,064)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 1,700,000 (5,696) (9,475) (15,171)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 924,200,000 (23,258) (5,594) (28,852)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 924,300,000 (23,261) (5,594) (28,855)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 20,500,000,000 (404,168) (105,039) (509,207)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 20,500,000,000 (404,093) (105,115) (509,208)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 956,400,000 (160,570) (3,383) (163,953)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 956,500,000 (160,587) (3,384) (163,971)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 765,600,000 (91,131) (21,237) (112,368)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 765,700,000 (91,209) (21,173) (112,382)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 21,600,000 (411,575) (6,553) (418,128)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 21,500,000 (409,670) (6,523) (416,193)
Receive 6M BBR Semi 4.50% Semi 9/13/2035 AUD 31,300,000 (372,319) (318,394) (690,713)
Receive 6M BBR Semi 4.50% Semi 9/13/2035 AUD 31,200,000 (373,499) (315,008) (688,507)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 7,400,000 46,269 (109,859) (63,590)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 7,400,000 46,194 (109,785) (63,591)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 400,000 1,994 (4,919) (2,925)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 1,700,000 8,144 (20,576) (12,432)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 128,000,000 (10,404) (75,200) (85,604)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 128,000,000 (17,722) (67,883) (85,605)
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 54,800,000 (39,048) (36,622) (75,670)
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 54,800,000 (39,048) (36,622) (75,670)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 7,000,000 $ (3,089) $ (7,737) $ (10,826)
Receive 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 7,000,000 (3,089) (7,737) (10,826)
(15,319,837) (1,632,496) (16,952,333)
$ (4,656,889) $ 11,914,786 $ 7,257,897
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.95%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 07/18/2025 EUR (2,743,380) $ 25,421
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 09/11/2025 KRW 28,194,162,500 1,599,199
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/16/2025 TWD 26,572,800 15,994
Total unrealized appreciation 1,640,614
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 07/30/2025 HKD 298,213,600 (445,337)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 181,022,246 (44,791)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/19/2025 CHF 41,058,450 (596,247)
Total unrealized depreciation (1,086,375)
Net unrealized appreciation $ 554,239
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 355 7/2025 USD $ 23,692,700 $ (1,070,004)
CAC 40 10 Euro Index 4 7/2025 EUR 361,395 185
Hang Seng Index 344 7/2025 HKD 52,770,374 (315,380)
HSCEI 22 7/2025 HKD 1,214,772 (6,678)
IBEX 35 Index 160 7/2025 EUR 26,236,810 162,218
IFSC NIFTY 50 Index 392 7/2025 USD 20,071,184 235,768
LME Aluminum Base Metal 4 7/2025 USD 259,765 23,053
LME Aluminum Base Metal 6 7/2025 USD 389,629 32,612
LME Aluminum Base Metal 8 7/2025 USD 519,560 45,796
LME Aluminum Base Metal 10 7/2025 USD 649,200 55,926
LME Aluminum Base Metal 11 7/2025 USD 714,285 76,224
LME Aluminum Base Metal 17 7/2025 USD 1,102,701 71,020
LME Aluminum Base Metal 20 7/2025 USD 1,297,545 85,747
LME Aluminum Base Metal 21 7/2025 USD 1,362,081 85,482
LME Aluminum Base Metal 23 7/2025 USD 1,491,930 89,623
LME Aluminum Base Metal 13 7/2025 USD 844,285 67,496
LME Aluminum Base Metal 13 7/2025 USD 843,544 68,655
LME Aluminum Base Metal 30 7/2025 USD 1,948,350 160,560
LME Aluminum Base Metal 35 7/2025 USD 2,269,951 130,002
LME Aluminum Base Metal 55 7/2025 USD 3,570,971 166,767
LME Aluminum Base Metal 99 7/2025 USD 6,426,511 231,065

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 7/2025 USD $ 247,831 $ 12,739
LME Copper Base Metal 2 7/2025 USD 495,662 26,896
LME Copper Base Metal 3 7/2025 USD 744,767 58,019
LME Copper Base Metal 3 7/2025 USD 743,492 40,587
LME Copper Base Metal 4 7/2025 USD 1,002,919 57,308
LME Copper Base Metal 4 7/2025 USD 1,005,069 35,211
LME Copper Base Metal 11 7/2025 USD 2,740,713 196,934
LME Copper Base Metal 12 7/2025 USD 2,976,144 176,502
LME Copper Base Metal 18 7/2025 USD 4,460,954 316,872
LME Copper Base Metal 23 7/2025 USD 5,732,883 500,322
LME Copper Base Metal 40 7/2025 USD 10,015,480 1,287,387
LME Copper Base Metal 52 7/2025 USD 13,000,625 1,573,095
LME Copper Base Metal 64 7/2025 USD 15,981,569 2,152,225
LME Copper Base Metal 71 7/2025 USD 17,706,034 1,828,510
LME Lead Base Metal 2 7/2025 USD 101,392 2,920
LME Lead Base Metal 2 7/2025 USD 101,396 3,615
LME Lead Base Metal 4 7/2025 USD 202,418 11,254
LME Lead Base Metal 3 7/2025 USD 152,083 4,863
LME Lead Base Metal 3 7/2025 USD 151,645 10,262
LME Lead Base Metal 3 7/2025 USD 152,095 9,386
LME Lead Base Metal 7 7/2025 USD 353,706 25,038
LME Lead Base Metal 7 7/2025 USD 354,625 19,134
LME Lead Base Metal 16 7/2025 USD 809,072 64,830
LME Nickel Base Metal 8 7/2025 USD 722,757 (25,493)
LME Nickel Base Metal 12 7/2025 USD 1,084,306 (39,421)
LME Nickel Base Metal 14 7/2025 USD 1,265,173 (50,644)
LME Nickel Base Metal 19 7/2025 USD 1,719,929 (49,081)
LME Nickel Base Metal 20 7/2025 USD 1,806,606 (35,227)
LME Nickel Base Metal 22 7/2025 USD 1,989,306 (80,957)
LME Nickel Base Metal 25 7/2025 USD 2,252,943 (159,868)
LME Nickel Base Metal 26 7/2025 USD 2,351,276 (105,945)
LME Nickel Base Metal 28 7/2025 USD 2,527,763 (23,454)
LME Nickel Base Metal 30 7/2025 USD 2,713,333 (122,210)
LME Nickel Base Metal 32 7/2025 USD 2,895,859 (109,144)
LME Nickel Base Metal 40 7/2025 USD 3,608,966 114,447
LME Nickel Base Metal 42 7/2025 USD 3,788,671 151,452
LME Nickel Base Metal 49 7/2025 USD 4,422,718 76,278
LME Nickel Base Metal 31 7/2025 USD 2,804,108 (112,257)
LME Nickel Base Metal 31 7/2025 USD 2,794,207 (158,821)
LME Zinc Base Metal 23 7/2025 USD 1,580,807 99,538
LME Zinc Base Metal 24 7/2025 USD 1,649,022 110,825
LME Zinc Base Metal 28 7/2025 USD 1,920,065 74,303
LME Zinc Base Metal 16 7/2025 USD 1,097,644 55,996
LME Zinc Base Metal 16 7/2025 USD 1,099,464 38,616
LME Zinc Base Metal 41 7/2025 USD 2,813,881 195,462
LME Zinc Base Metal 50 7/2025 USD 3,426,588 (79,437)
LME Zinc Base Metal 26 7/2025 USD 1,784,757 93,072
LME Zinc Base Metal 26 7/2025 USD 1,784,198 68,258
LME Zinc Base Metal 52 7/2025 USD 3,572,517 127,404
LME Zinc Base Metal 72 7/2025 USD 4,943,502 129,187
LME Zinc Base Metal 27 7/2025 USD 1,852,234 45,227
LME Zinc Base Metal 27 7/2025 USD 1,851,167 69,087
LME Zinc Base Metal 27 7/2025 USD 1,851,653 55,323
MSCI Singapore Index 644 7/2025 SGD 20,829,335 245,084
NY Harbor ULSD 609 7/2025 USD 58,223,201 (910,833)
OMXS30 Index 266 7/2025 SEK 7,009,249 65,208
Rapeseed 175 7/2025 EUR 4,818,552 (173,295)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
RBOB Gasoline 279 7/2025 USD $ 24,280,868 $ (896,730)
SGX FTSE China A50 Index 4,444 7/2025 USD 59,496,272 (500,992)
SGX FTSE Taiwan Index 105 7/2025 USD 7,658,700 19,739
WTI Crude Oil 794 7/2025 USD 51,697,340 (164,791)
100 oz Gold 120 8/2025 USD 39,692,400 (534,182)
CBOE Volatility Index 173 8/2025 USD 3,476,885 (270,449)
EURO STOXX 50 Volatility Index 1 8/2025 EUR 2,268 (131)
Feeder Cattle 34 8/2025 USD 5,281,475 207,969
Italian Base Electricity 11 8/2025 EUR 1,077,501 (137,067)
Lean Hogs 205 8/2025 USD 8,815,000 (378,435)
Live Cattle 458 8/2025 USD 39,181,900 711,875
LME Aluminum Base Metal 14 8/2025 USD 909,524 51,990
LME Aluminum Base Metal 22 8/2025 USD 1,427,904 93,675
LME Aluminum Base Metal 41 8/2025 USD 2,661,556 198,271
LME Aluminum Base Metal 42 8/2025 USD 2,727,973 125,448
LME Aluminum Base Metal 26 8/2025 USD 1,688,407 85,119
LME Aluminum Base Metal 26 8/2025 USD 1,686,574 119,214
LME Aluminum Base Metal 57 8/2025 USD 3,703,262 206,854
LME Aluminum Base Metal 59 8/2025 USD 3,828,422 195,235
LME Aluminum Base Metal 155 8/2025 USD 10,058,647 510,790
LME Copper Base Metal 1 8/2025 USD 247,168 6,872
LME Copper Base Metal 2 8/2025 USD 495,497 19,080
LME Copper Base Metal 7 8/2025 USD 1,734,815 126,196
LME Copper Base Metal 4 8/2025 USD 990,738 39,752
LME Copper Base Metal 4 8/2025 USD 990,988 28,446
LME Copper Base Metal 8 8/2025 USD 1,981,276 80,355
LME Copper Base Metal 9 8/2025 USD 2,224,577 63,482
LME Copper Base Metal 10 8/2025 USD 2,477,345 98,954
LME Copper Base Metal 11 8/2025 USD 2,724,763 142,920
LME Copper Base Metal 12 8/2025 USD 2,973,369 132,242
LME Copper Base Metal 29 8/2025 USD 7,169,076 292,499
LME Lead Base Metal 7 8/2025 USD 356,447 11,641
LME Lead Base Metal 8 8/2025 USD 406,744 18,539
LME Lead Base Metal 9 8/2025 USD 458,289 15,290
LME Lead Base Metal 6 8/2025 USD 305,526 8,510
LME Lead Base Metal 6 8/2025 USD 304,420 11,246
LME Nickel Base Metal 3 8/2025 USD 271,932 (7,906)
LME Nickel Base Metal 4 8/2025 USD 362,792 (14,088)
LME Nickel Base Metal 9 8/2025 USD 816,671 (28,726)
LME Nickel Base Metal 10 8/2025 USD 909,292 (38)
LME Nickel Base Metal 13 8/2025 USD 1,178,022 (42,375)
LME Nickel Base Metal 14 8/2025 USD 1,271,182 (27,080)
LME Nickel Base Metal 32 8/2025 USD 2,897,587 (35,841)
LME Nickel Base Metal 38 8/2025 USD 3,450,896 (99,177)
LME Nickel Base Metal 42 8/2025 USD 3,815,283 (98,655)
LME Nickel Base Metal 61 8/2025 USD 5,547,583 (81,440)
LME Zinc Base Metal 22 8/2025 USD 1,511,411 26,065
LME Zinc Base Metal 33 8/2025 USD 2,267,050 39,519
LME Zinc Base Metal 43 8/2025 USD 2,948,220 147,454
LME Zinc Base Metal 46 8/2025 USD 3,155,634 133,297
LME Zinc Base Metal 57 8/2025 USD 3,916,883 85,948
LME Zinc Base Metal 71 8/2025 USD 4,877,593 117,508
LME Zinc Base Metal 76 8/2025 USD 5,220,687 101,447
LME Zinc Base Metal 83 8/2025 USD 5,696,622 277,659
LME Zinc Base Metal 45 8/2025 USD 3,092,276 55,252
LME Zinc Base Metal 45 8/2025 USD 3,092,276 (15,413)
LME Zinc Base Metal 101 8/2025 USD 6,940,442 98,431

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LNG Japan/Korea Marker 1 8/2025 USD $ 119,470 $ (7,325)
Low Sulphur Gasoil 1,066 8/2025 USD 70,462,600 3,345,135
Mont Belvieu Propane 30 8/2025 USD 926,629 (104,363)
Phelix De Base Electricity 7 8/2025 EUR 471,579 (69,823)
Australia 10 Year Bond 345 9/2025 AUD 26,045,643 206,172
Australia 3 Year Bond 950 9/2025 AUD 67,382,828 239,231
Canada 10 Year Bond 268 9/2025 CAD 24,027,993 135,698
CBOE Volatility Index 199 9/2025 USD 4,119,539 (176,327)
Cocoa 56 9/2025 USD 5,040,000 (179,765)
Cocoa 186 9/2025 GBP 15,163,033 (1,346,279)
Coffee 'C' 156 9/2025 USD 17,555,850 (2,961,538)
Crude Oil 57 9/2025 USD 3,710,985 (1,071)
Crude Palm Oil 113 9/2025 MYR 2,674,374 (61,781)
DAX Index 37 9/2025 EUR 26,203,881 362,959
DJIA CBOT E-Mini Index 73 9/2025 USD 16,201,985 496,267
Euro STOXX 50 Index 294 9/2025 EUR 18,448,323 131,162
EURO STOXX 50 Volatility Index 7 9/2025 EUR 16,161 (435)
Euro-BTP 898 9/2025 EUR 128,014,847 350,070
Euro-Bund 230 9/2025 EUR 35,283,019 (198,075)
Euro-Buxl 193 9/2025 EUR 27,003,962 (502,872)
Euro-OAT 679 9/2025 EUR 99,066,702 (535,118)
Fcoj-a 10 9/2025 USD 336,900 (78,988)
FTSE 100 Index 227 9/2025 GBP 27,387,339 (73,130)
FTSE/JSE Top 40 Index 459 9/2025 ZAR 23,276,741 314,193
FTSE/MIB Index 167 9/2025 EUR 39,197,959 339,446
Italian Base Electricity 1 9/2025 EUR 290,940 (44,446)
KOSPI 200 Index 483 9/2025 KRW 37,233,338 2,213,988
LME Aluminum Base Metal 6 9/2025 USD 389,684 22,094
LME Aluminum Base Metal 15 9/2025 USD 974,696 43,412
LME Aluminum Base Metal 18 9/2025 USD 1,169,690 37,480
LME Aluminum Base Metal 27 9/2025 USD 1,753,441 19,074
LME Aluminum Base Metal 46 9/2025 USD 2,987,344 22,389
LME Aluminum Base Metal 55 9/2025 USD 3,574,230 136,079
LME Aluminum Base Metal 68 9/2025 USD 4,416,073 52,889
LME Aluminum Base Metal 44 9/2025 USD 2,857,866 57,932
LME Aluminum Base Metal 44 9/2025 USD 2,853,950 18,030
LME Aluminum Base Metal 347 9/2025 USD 22,555,520 453,946
LME Copper Base Metal 2 9/2025 USD 493,546 6,791
LME Copper Base Metal 2 9/2025 USD 494,366 6,361
LME Copper Base Metal 5 9/2025 USD 1,233,960 21,447
LME Copper Base Metal 9 9/2025 USD 2,224,861 66,524
LME Copper Base Metal 15 9/2025 USD 3,701,595 89,431
LME Copper Base Metal 22 9/2025 USD 5,427,812 17,880
LME Copper Base Metal 11 9/2025 USD 2,719,362 91,158
LME Copper Base Metal 11 9/2025 USD 2,719,448 67,169
LME Copper Base Metal 26 9/2025 USD 6,416,098 110,380
LME Copper Base Metal 19 9/2025 USD 4,696,382 112,582
LME Copper Base Metal 19 9/2025 USD 4,696,757 87,882
LME Copper Base Metal 60 9/2025 USD 14,830,380 371,697
LME Copper Base Metal 143 9/2025 USD 35,330,581 1,049,475
LME Lead Base Metal 3 9/2025 USD 153,259 3,926
LME Lead Base Metal 4 9/2025 USD 203,787 5,826
LME Lead Base Metal 8 9/2025 USD 408,424 13,003
LME Lead Base Metal 5 9/2025 USD 254,667 8,404
LME Lead Base Metal 5 9/2025 USD 255,159 7,021
LME Lead Base Metal 5 9/2025 USD 254,699 7,873
LME Lead Base Metal 11 9/2025 USD 562,477 73

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 11 9/2025 USD $ 562,147 $ 98
LME Nickel Base Metal 1 9/2025 USD 91,055 (2,128)
LME Nickel Base Metal 2 9/2025 USD 182,404 3,706
LME Nickel Base Metal 5 9/2025 USD 455,023 (8,492)
LME Nickel Base Metal 8 9/2025 USD 728,800 3,016
LME Nickel Base Metal 9 9/2025 USD 820,440 9,338
LME Nickel Base Metal 14 9/2025 USD 1,276,450 (19,229)
LME Nickel Base Metal 7 9/2025 USD 636,961 (10,629)
LME Nickel Base Metal 7 9/2025 USD 636,891 (12,395)
LME Nickel Base Metal 16 9/2025 USD 1,459,465 19,369
LME Nickel Base Metal 32 9/2025 USD 2,912,467 (66,148)
LME Nickel Base Metal 36 9/2025 USD 3,282,965 77,436
LME Zinc Base Metal 8 9/2025 USD 550,238 17,414
LME Zinc Base Metal 12 9/2025 USD 824,754 16,968
LME Zinc Base Metal 9 9/2025 USD 618,941 20,977
LME Zinc Base Metal 9 9/2025 USD 618,980 24,053
LME Zinc Base Metal 24 9/2025 USD 1,649,808 18,936
LME Zinc Base Metal 26 9/2025 USD 1,786,804 44,553
LME Zinc Base Metal 27 9/2025 USD 1,856,081 34,513
LME Zinc Base Metal 30 9/2025 USD 2,062,635 57,295
LME Zinc Base Metal 33 9/2025 USD 2,269,410 76,461
LME Zinc Base Metal 34 9/2025 USD 2,338,180 32,878
LME Zinc Base Metal 48 9/2025 USD 3,299,700 6,757
LME Zinc Base Metal 50 9/2025 USD 3,437,250 140,851
LME Zinc Base Metal 84 9/2025 USD 5,777,856 266,155
LME Zinc Base Metal 483 9/2025 USD 33,238,611 671,946
Long Gilt 49 9/2025 GBP 6,261,892 25,373
MSCI EAFE Index 88 9/2025 USD 11,799,480 153,217
MSCI Emerging Markets Index 999 9/2025 USD 61,613,325 1,394,041
NASDAQ 100 E-Mini Index 54 9/2025 USD 24,724,710 1,022,219
Palladium 19 9/2025 USD 2,103,490 50,427
Phelix De Base Electricity 2 9/2025 EUR 470,770 (25,011)
Russell 2000 E-Mini Index 234 9/2025 USD 25,642,890 615,918
S&P 500 E-Mini Index 180 9/2025 USD 56,283,750 1,842,746
S&P Midcap 400 E-Mini Index 71 9/2025 USD 22,191,050 393,743
S&P/TSX 60 Index 253 9/2025 CAD 59,452,910 769,515
Silver 105 9/2025 USD 18,990,300 (146,364)
SPI 200 Index 456 9/2025 AUD 64,052,343 (2,474)
Sugar No. 11 1,313 9/2025 USD 23,823,072 (939,753)
U.S. Treasury 10 Year Note 16 9/2025 USD 1,794,250 5,001
Wheat 192 9/2025 USD 5,167,200 (166,410)
White Sugar 18 9/2025 USD 418,590 87
CBOE Volatility Index 139 10/2025 USD 2,933,873 (47,589)
Canola 93 11/2025 CAD 969,372 (546)
CBOE Volatility Index 114 11/2025 USD 2,428,200 (46,184)
3 Month Euro Euribor 662 12/2025 EUR 191,431,865 (100,076)
90-Day Australian Bank Bill 287 12/2025 AUD 187,465,340 89,784
90-Day New Zealand Bill 141 12/2025 NZD 85,300,834 11,896
ECX Emission 83 12/2025 EUR 6,743,187 (628,679)
French Base Electricity 1 12/2025 EUR 640,903 (58,762)
Italian Base Electricity 3 12/2025 EUR 3,233,719 (182,994)
Phelix De Base Electricity 1 12/2025 EUR 872,768 (85,901)
Soybean Oil 301 12/2025 USD 9,526,650 827,926
UK Allowances Carbon Dioxide Emissions 32 12/2025 GBP 2,024,055 114,794
3 Month CORRA 642 3/2026 CAD 115,063,797 3,459
3 Month Euro Euribor 1,410 3/2026 EUR 407,836,328 (281,226)
3 Month SARON 406 3/2026 CHF 128,165,417 (154,612)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 764 3/2026 GBP $ 252,724,700 $ 295,147
90-Day Australian Bank Bill 609 3/2026 AUD 397,879,937 237,508
90-Day New Zealand Bill 139 3/2026 NZD 84,095,010 1,960
3 Month CORRA 407 6/2026 CAD 72,964,109 52
3 Month Euro Euribor 1,504 6/2026 EUR 434,958,980 (253,581)
3 Month SARON 300 6/2026 CHF 94,722,415 (101,236)
3 Month SOFR 33 6/2026 USD 7,969,500 (7,489)
3 Month SONIA 1,083 6/2026 GBP 358,804,653 617,592
90-Day Australian Bank Bill 1,731 6/2026 AUD 1,130,947,506 255,730
90-Day New Zealand Bill 136 6/2026 NZD 82,269,942 16,136
3 Month CORRA 251 9/2026 CAD 44,992,914 (54,168)
3 Month Euro Euribor 689 9/2026 EUR 199,168,493 (71,670)
3 Month SARON 364 9/2026 CHF 114,906,925 (131,021)
3 Month SOFR 50 9/2026 USD 12,103,125 25,894
3 Month SONIA 1,147 9/2026 GBP 380,283,778 950,696
90-Day Australian Bank Bill 383 9/2026 AUD 250,220,504 58,658
3 Month CORRA 195 12/2026 CAD 34,938,544 7,662
3 Month Euro Euribor 878 12/2026 EUR 253,647,385 (47,380)
3 Month SARON 214 12/2026 CHF 67,528,200 (69,019)
3 Month SOFR 147 12/2026 USD 35,625,450 91,992
3 Month SONIA 776 12/2026 GBP 257,333,304 638,931
3 Month Euro Euribor 893 3/2027 EUR 257,783,535 (41,534)
3 Month SOFR 105 3/2027 USD 25,454,625 48,700
3 Month SONIA 173 3/2027 GBP 57,363,473 123,385
3 Month Euro Euribor 900 6/2027 EUR 259,605,456 (193,635)
3 Month SOFR 145 6/2027 USD 35,148,000 73,155
3 Month SONIA 152 6/2027 GBP 50,384,628 105,730
3 Month Euro Euribor 91 9/2027 EUR 26,226,217 (12,794)
3 Month SOFR 159 9/2027 USD 38,521,725 80,668
3 Month SONIA 153 9/2027 GBP 50,697,730 97,776
Total of long contracts 23,182,315
Short Contracts
CBOE Volatility Index (178) 7/2025 USD (3,330,825) 278,673
EURO STOXX 50 Volatility Index (76) 7/2025 EUR (165,620) 16,172
LME Aluminum Base Metal (4) 7/2025 USD (259,765) (22,108)
LME Aluminum Base Metal (6) 7/2025 USD (389,630) (32,468)
LME Aluminum Base Metal (8) 7/2025 USD (519,560) (46,546)
LME Aluminum Base Metal (10) 7/2025 USD (649,200) (54,844)
LME Aluminum Base Metal (11) 7/2025 USD (714,285) (77,820)
LME Aluminum Base Metal (17) 7/2025 USD (1,102,701) (66,377)
LME Aluminum Base Metal (20) 7/2025 USD (1,297,545) (88,305)
LME Aluminum Base Metal (21) 7/2025 USD (1,362,081) (87,444)
LME Aluminum Base Metal (23) 7/2025 USD (1,491,930) (88,797)
LME Aluminum Base Metal (13) 7/2025 USD (844,285) (67,372)
LME Aluminum Base Metal (13) 7/2025 USD (843,544) (69,507)
LME Aluminum Base Metal (30) 7/2025 USD (1,948,350) (161,272)
LME Aluminum Base Metal (35) 7/2025 USD (2,269,951) (135,056)
LME Aluminum Base Metal (55) 7/2025 USD (3,570,971) (185,938)
LME Aluminum Base Metal (99) 7/2025 USD (6,426,511) (249,837)
LME Copper Base Metal (1) 7/2025 USD (247,831) (11,858)
LME Copper Base Metal (2) 7/2025 USD (495,662) (27,667)
LME Copper Base Metal (3) 7/2025 USD (744,767) (58,825)
LME Copper Base Metal (3) 7/2025 USD (743,492) (41,500)
LME Copper Base Metal (4) 7/2025 USD (1,002,919) (55,480)
LME Copper Base Metal (4) 7/2025 USD (1,005,069) (33,600)
LME Copper Base Metal (11) 7/2025 USD (2,740,713) (205,009)
LME Copper Base Metal (12) 7/2025 USD (2,976,144) (182,351)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (18) 7/2025 USD $ (4,460,954) $ (303,001)
LME Copper Base Metal (23) 7/2025 USD (5,732,883) (491,489)
LME Copper Base Metal (40) 7/2025 USD (10,015,480) (1,254,830)
LME Copper Base Metal (52) 7/2025 USD (13,000,625) (1,589,355)
LME Copper Base Metal (64) 7/2025 USD (15,981,569) (2,199,654)
LME Copper Base Metal (71) 7/2025 USD (17,706,034) (1,801,581)
LME Lead Base Metal (2) 7/2025 USD (101,396) (3,401)
LME Lead Base Metal (2) 7/2025 USD (101,393) (2,998)
LME Lead Base Metal (4) 7/2025 USD (202,418) (11,929)
LME Lead Base Metal (3) 7/2025 USD (152,083) (4,941)
LME Lead Base Metal (3) 7/2025 USD (152,095) (9,228)
LME Lead Base Metal (3) 7/2025 USD (151,645) (10,917)
LME Lead Base Metal (7) 7/2025 USD (353,706) (24,782)
LME Lead Base Metal (7) 7/2025 USD (354,625) (19,694)
LME Lead Base Metal (16) 7/2025 USD (809,072) (68,608)
LME Nickel Base Metal (8) 7/2025 USD (722,757) 28,923
LME Nickel Base Metal (12) 7/2025 USD (1,084,306) 43,293
LME Nickel Base Metal (14) 7/2025 USD (1,265,173) 45,185
LME Nickel Base Metal (19) 7/2025 USD (1,719,929) 57,274
LME Nickel Base Metal (20) 7/2025 USD (1,806,606) 50,334
LME Nickel Base Metal (22) 7/2025 USD (1,989,306) 92,400
LME Nickel Base Metal (25) 7/2025 USD (2,252,943) 151,982
LME Nickel Base Metal (26) 7/2025 USD (2,351,276) 103,307
LME Nickel Base Metal (28) 7/2025 USD (2,527,763) 34,153
LME Nickel Base Metal (30) 7/2025 USD (2,713,333) 130,578
LME Nickel Base Metal (32) 7/2025 USD (2,895,859) 121,342
LME Nickel Base Metal (40) 7/2025 USD (3,608,966) (136,133)
LME Nickel Base Metal (42) 7/2025 USD (3,788,671) (152,195)
LME Nickel Base Metal (49) 7/2025 USD (4,422,718) (65,785)
LME Nickel Base Metal (31) 7/2025 USD (2,804,108) 121,720
LME Nickel Base Metal (31) 7/2025 USD (2,794,207) 146,932
LME Zinc Base Metal (23) 7/2025 USD (1,580,807) (100,330)
LME Zinc Base Metal (24) 7/2025 USD (1,649,022) (101,298)
LME Zinc Base Metal (28) 7/2025 USD (1,920,065) (73,743)
LME Zinc Base Metal (16) 7/2025 USD (1,097,644) (49,479)
LME Zinc Base Metal (16) 7/2025 USD (1,099,464) (44,509)
LME Zinc Base Metal (41) 7/2025 USD (2,813,881) (196,379)
LME Zinc Base Metal (50) 7/2025 USD (3,426,588) 62,452
LME Zinc Base Metal (26) 7/2025 USD (1,784,757) (89,457)
LME Zinc Base Metal (26) 7/2025 USD (1,784,198) (62,338)
LME Zinc Base Metal (52) 7/2025 USD (3,572,517) (136,150)
LME Zinc Base Metal (72) 7/2025 USD (4,943,502) (152,062)
LME Zinc Base Metal (27) 7/2025 USD (1,852,234) (49,696)
LME Zinc Base Metal (27) 7/2025 USD (1,851,653) (57,434)
LME Zinc Base Metal (27) 7/2025 USD (1,851,167) (74,926)
Natural Gas (15) 7/2025 GBP (493,584) 104,804
Natural Gas (384) 7/2025 USD (13,271,040) 977,344
Ethanol (25) 8/2025 USD (1,766,625) (33,361)
French Base Electricity (2) 8/2025 EUR (72,741) 9,174
LME Aluminum Base Metal (14) 8/2025 USD (909,524) (51,404)
LME Aluminum Base Metal (22) 8/2025 USD (1,427,904) (98,070)
LME Aluminum Base Metal (41) 8/2025 USD (2,661,556) (198,443)
LME Aluminum Base Metal (42) 8/2025 USD (2,727,973) (123,205)
LME Aluminum Base Metal (26) 8/2025 USD (1,686,574) (117,644)
LME Aluminum Base Metal (26) 8/2025 USD (1,688,408) (79,043)
LME Aluminum Base Metal (57) 8/2025 USD (3,703,262) (199,639)
LME Aluminum Base Metal (59) 8/2025 USD (3,828,422) (204,480)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (155) 8/2025 USD $ (10,058,647) $ (521,318)
LME Copper Base Metal (1) 8/2025 USD (247,168) (6,170)
LME Copper Base Metal (2) 8/2025 USD (495,497) (19,097)
LME Copper Base Metal (7) 8/2025 USD (1,734,815) (123,259)
LME Copper Base Metal (4) 8/2025 USD (990,738) (41,098)
LME Copper Base Metal (4) 8/2025 USD (990,988) (27,482)
LME Copper Base Metal (8) 8/2025 USD (1,981,276) (80,293)
LME Copper Base Metal (9) 8/2025 USD (2,224,577) (63,701)
LME Copper Base Metal (10) 8/2025 USD (2,477,345) (97,521)
LME Copper Base Metal (11) 8/2025 USD (2,724,763) (154,367)
LME Copper Base Metal (12) 8/2025 USD (2,973,369) (148,901)
LME Copper Base Metal (29) 8/2025 USD (7,169,076) (282,844)
LME Lead Base Metal (7) 8/2025 USD (356,447) (12,979)
LME Lead Base Metal (8) 8/2025 USD (406,744) (20,365)
LME Lead Base Metal (9) 8/2025 USD (458,289) (15,731)
LME Lead Base Metal (6) 8/2025 USD (305,526) (8,931)
LME Lead Base Metal (6) 8/2025 USD (304,420) (10,286)
LME Nickel Base Metal (3) 8/2025 USD (271,932) 7,959
LME Nickel Base Metal (4) 8/2025 USD (362,792) 15,316
LME Nickel Base Metal (9) 8/2025 USD (816,671) 28,014
LME Nickel Base Metal (10) 8/2025 USD (909,292) (3,845)
LME Nickel Base Metal (13) 8/2025 USD (1,178,022) 44,199
LME Nickel Base Metal (14) 8/2025 USD (1,271,182) 30,587
LME Nickel Base Metal (32) 8/2025 USD (2,897,587) 35,867
LME Nickel Base Metal (38) 8/2025 USD (3,450,896) 83,340
LME Nickel Base Metal (42) 8/2025 USD (3,815,283) 82,404
LME Nickel Base Metal (61) 8/2025 USD (5,547,583) 57,717
LME Zinc Base Metal (22) 8/2025 USD (1,511,411) (27,714)
LME Zinc Base Metal (33) 8/2025 USD (2,267,050) (34,699)
LME Zinc Base Metal (43) 8/2025 USD (2,948,220) (155,870)
LME Zinc Base Metal (46) 8/2025 USD (3,155,634) (125,366)
LME Zinc Base Metal (57) 8/2025 USD (3,916,883) (77,324)
LME Zinc Base Metal (71) 8/2025 USD (4,877,593) (96,656)
LME Zinc Base Metal (76) 8/2025 USD (5,220,687) (106,166)
LME Zinc Base Metal (83) 8/2025 USD (5,696,622) (272,432)
LME Zinc Base Metal (45) 8/2025 USD (3,092,276) (60,536)
LME Zinc Base Metal (45) 8/2025 USD (3,092,276) 11,999
LME Zinc Base Metal (101) 8/2025 USD (6,940,442) (109,551)
SGX Iron Ore (510) 8/2025 USD (4,795,020) (64,837)
Copper (336) 9/2025 USD (42,693,000) (1,527,776)
Corn (398) 9/2025 USD (8,144,075) 185,408
Euro-Bobl (21) 9/2025 EUR (2,911,539) 2,882
Euro-Schatz (1,587) 9/2025 EUR (200,484,516) 27,019
French Base Electricity (6) 9/2025 EUR (1,115,048) 47,812
Japan 10 Year Bond (38) 9/2025 JPY (36,697,754) (105,995)
KC HRW Wheat (660) 9/2025 USD (17,382,750) 550,444
LME Aluminum Base Metal (6) 9/2025 USD (389,684) (21,489)
LME Aluminum Base Metal (15) 9/2025 USD (974,696) (45,491)
LME Aluminum Base Metal (18) 9/2025 USD (1,169,690) (40,336)
LME Aluminum Base Metal (27) 9/2025 USD (1,753,441) (13,921)
LME Aluminum Base Metal (46) 9/2025 USD (2,987,344) (39,150)
LME Aluminum Base Metal (55) 9/2025 USD (3,574,230) (131,440)
LME Aluminum Base Metal (68) 9/2025 USD (4,416,073) (52,666)
LME Aluminum Base Metal (44) 9/2025 USD (2,857,866) (63,173)
LME Aluminum Base Metal (44) 9/2025 USD (2,853,950) (20,032)
LME Aluminum Base Metal (619) 9/2025 USD (40,235,928) (1,997,176)
LME Copper Base Metal (2) 9/2025 USD (493,546) (7,995)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 9/2025 USD $ (494,366) $ (6,247)
LME Copper Base Metal (5) 9/2025 USD (1,233,960) (23,063)
LME Copper Base Metal (9) 9/2025 USD (2,224,861) (63,385)
LME Copper Base Metal (15) 9/2025 USD (3,701,595) (87,459)
LME Copper Base Metal (22) 9/2025 USD (5,427,812) (7,861)
LME Copper Base Metal (11) 9/2025 USD (2,719,362) (84,202)
LME Copper Base Metal (11) 9/2025 USD (2,719,448) (68,787)
LME Copper Base Metal (26) 9/2025 USD (6,416,098) (108,453)
LME Copper Base Metal (19) 9/2025 USD (4,696,382) (101,458)
LME Copper Base Metal (19) 9/2025 USD (4,696,757) (79,849)
LME Copper Base Metal (60) 9/2025 USD (14,830,380) (358,505)
LME Copper Base Metal (192) 9/2025 USD (47,436,864) (944,007)
LME Lead Base Metal (3) 9/2025 USD (153,259) (3,933)
LME Lead Base Metal (4) 9/2025 USD (203,787) (5,485)
LME Lead Base Metal (8) 9/2025 USD (408,424) (11,939)
LME Lead Base Metal (11) 9/2025 USD (562,147) (213)
LME Lead Base Metal (5) 9/2025 USD (254,667) (8,152)
LME Lead Base Metal (5) 9/2025 USD (255,159) (6,736)
LME Lead Base Metal (5) 9/2025 USD (254,699) (7,817)
LME Lead Base Metal (128) 9/2025 USD (6,545,184) (202,454)
LME Nickel Base Metal (1) 9/2025 USD (91,055) 1,840
LME Nickel Base Metal (2) 9/2025 USD (182,404) (3,197)
LME Nickel Base Metal (5) 9/2025 USD (455,023) 8,226
LME Nickel Base Metal (8) 9/2025 USD (728,800) (2,442)
LME Nickel Base Metal (9) 9/2025 USD (820,440) (10,896)
LME Nickel Base Metal (7) 9/2025 USD (636,961) 10,028
LME Nickel Base Metal (7) 9/2025 USD (636,891) 9,259
LME Nickel Base Metal (16) 9/2025 USD (1,459,465) (16,728)
LME Nickel Base Metal (32) 9/2025 USD (2,912,467) 62,194
LME Nickel Base Metal (36) 9/2025 USD (3,282,965) (81,300)
LME Nickel Base Metal (204) 9/2025 USD (18,599,696) 47,159
LME Zinc Base Metal (8) 9/2025 USD (550,238) (16,472)
LME Zinc Base Metal (12) 9/2025 USD (824,754) (17,559)
LME Zinc Base Metal (9) 9/2025 USD (618,941) (22,848)
LME Zinc Base Metal (9) 9/2025 USD (618,980) (23,155)
LME Zinc Base Metal (24) 9/2025 USD (1,649,808) (25,046)
LME Zinc Base Metal (26) 9/2025 USD (1,786,805) (55,282)
LME Zinc Base Metal (27) 9/2025 USD (1,856,081) (30,218)
LME Zinc Base Metal (30) 9/2025 USD (2,062,635) (55,101)
LME Zinc Base Metal (33) 9/2025 USD (2,269,410) (69,728)
LME Zinc Base Metal (34) 9/2025 USD (2,338,180) (44,703)
LME Zinc Base Metal (48) 9/2025 USD (3,299,700) (1,563)
LME Zinc Base Metal (50) 9/2025 USD (3,437,250) (137,016)
LME Zinc Base Metal (84) 9/2025 USD (5,777,856) (270,140)
LME Zinc Base Metal (400) 9/2025 USD (27,526,800) (825,540)
Milling Wheat No. 2 (611) 9/2025 EUR (7,017,343) 336,683
Nikkei 225 Index (122) 9/2025 JPY (34,319,781) (1,950,483)
Red Wheat (78) 9/2025 USD (2,420,925) 39,820
Robusta Coffee (9) 9/2025 USD (325,800) 1,759
TOPIX Index (119) 9/2025 JPY (23,596,715) (583,076)
U.S. Treasury 2 Year Note (717) 9/2025 USD (149,164,007) (584,350)
U.S. Treasury 5 Year Note (562) 9/2025 USD (61,271,172) (448,514)
U.S. Treasury Long Bond (141) 9/2025 USD (16,267,875) (412,034)
U.S. Treasury Ultra Bond (62) 9/2025 USD (7,376,063) (120,112)
Aluminum (7) 10/2025 USD (451,237) (7,348)
Platinum (282) 10/2025 USD (18,936,300) (787,976)
Soybean (1,936) 11/2025 USD (99,413,600) 409,293

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Cotton No. 2 (612) 12/2025 USD $ (20,847,780) $ (61,076)
Soybean Meal (1,495) 12/2025 USD (43,250,350) 2,110,100
3 Month SOFR (114) 3/2026 USD (27,455,475) (50,018)
3 Month SOFR (32) 12/2027 USD (7,748,000) (18,800)
3 Month SONIA (309) 12/2027 GBP (102,352,419) (223,981)
Total of short contracts (21,642,908)
Net unrealized appreciation $ 1,539,407
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 72,912,500 USD 47,264,443 CITI 9/17/2025 $ 801,018
AUD 72,912,500 USD 47,264,336 JPMC 9/17/2025 801,125
BRL 35,139,836 USD 6,163,032 CITI
**
9/17/2025 179,082
BRL 35,139,836 USD 6,163,018 JPMC
**
9/17/2025 179,096
CAD 45,943,500 USD 33,657,936 CITI 9/17/2025 213,996
CAD 45,943,500 USD 33,657,861 JPMC 9/17/2025 214,070
CHF 13,249,001 USD 16,571,863 CITI 9/17/2025 291,334
CHF 13,248,999 USD 16,571,826 JPMC 9/17/2025 291,368
CLP 10,168,723,784 USD 10,825,385 CITI
**
9/17/2025 87,821
CLP 10,168,723,784 USD 10,825,346 JPMC
**
9/17/2025 87,861
CNY 168,878,000 USD 23,678,079 CITI
**
9/17/2025 63,059
CNY 168,878,000 USD 23,678,031 JPMC
**
9/17/2025 63,106
COP 45,296,929,579 USD 10,831,472 CITI
**
9/17/2025 136,319
COP 45,296,929,579 USD 10,831,437 JPMC
**
9/17/2025 136,353
CZK 1,314,179,314 USD 60,546,282 CITI 9/17/2025 2,214,084
CZK 1,314,179,314 USD 60,546,105 JPMC 9/17/2025 2,214,262
EUR 98,886,001 USD 114,740,824 CITI 9/17/2025 2,349,724
EUR 98,886,000 USD 114,740,593 JPMC 9/17/2025 2,349,953
GBP 13,120,500 USD 17,770,515 CITI 9/17/2025 248,419
GBP 13,120,500 USD 17,770,475 JPMC 9/17/2025 248,460
HUF 13,537,811,355 USD 38,004,955 CITI 9/17/2025 1,734,045
HUF 13,537,811,355 USD 38,004,826 JPMC 9/17/2025 1,734,174
IDR 141,500,000,000 USD 8,666,502 CITI
**
9/17/2025 70,699
IDR 141,500,000,000 USD 8,666,484 JPMC
**
9/17/2025 70,716
ILS 21,235,750 USD 5,934,952 CITI 9/17/2025 375,989
ILS 21,235,750 USD 5,934,922 JPMC 9/17/2025 376,018
INR 245,000,000 USD 2,841,489 CITI
**
9/17/2025 6,660
INR 245,000,000 USD 2,841,483 JPMC
**
9/17/2025 6,665
JPY 9,571,265,359 USD 66,635,558 CITI 9/17/2025 419,004
JPY 9,571,265,359 USD 66,635,331 JPMC 9/17/2025 419,231
KRW 13,450,000,000 USD 9,925,697 CITI
**
9/17/2025 63,295
KRW 13,450,000,000 USD 9,925,677 JPMC
**
9/17/2025 63,315
NOK 420,818,450 USD 41,450,936 CITI 9/17/2025 319,524
NOK 420,818,450 USD 41,450,771 JPMC 9/17/2025 319,690
NZD 142,363,579 USD 85,533,559 CITI 9/17/2025 1,473,134
NZD 142,363,579 USD 85,533,290 JPMC 9/17/2025 1,473,403
PEN 39,802,114 USD 10,955,879 CITI
**
9/17/2025 255,092
PEN 39,802,114 USD 10,958,949 JPMC
**
9/17/2025 252,022
PLN 2,393,153 USD 636,074 CITI 9/17/2025 26,656
PLN 2,393,153 USD 636,071 JPMC 9/17/2025 26,659
SEK 334,375,000 USD 35,165,629 CITI 9/17/2025 359,953

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 334,375,000 USD 35,165,453 JPMC 9/17/2025 $ 360,129
SGD 18,968,039 USD 14,864,093 CITI 9/17/2025 139,191
SGD 18,968,035 USD 14,864,040 JPMC 9/17/2025 139,241
TWD 733,710,208 USD 25,233,292 CITI
**
9/17/2025 450,796
TWD 733,710,208 USD 25,233,255 JPMC
**
9/17/2025 450,833
USD 3,044,446 HKD 23,668,500 CITI 9/17/2025 9,075
USD 3,044,457 HKD 23,668,500 JPMC 9/17/2025 9,085
USD 24,752,249 INR 2,126,250,000 CITI
**
9/17/2025 34,386
USD 24,752,507 INR 2,126,250,000 JPMC
**
9/17/2025 34,645
USD 44,837,321 JPY 6,365,000,000 CITI 9/17/2025 245,277
USD 44,837,411 JPY 6,365,000,000 JPMC 9/17/2025 245,366
USD 6,840,866 NOK 68,750,000 CITI 9/17/2025 16,738
USD 6,840,880 NOK 68,750,000 JPMC 9/17/2025 16,752
USD 5,186,469 PHP 290,000,000 CITI
**
9/17/2025 45,701
USD 5,186,479 PHP 290,000,000 JPMC
**
9/17/2025 45,712
USD 3,777,469 SEK 35,500,000 CITI 9/17/2025 5,781
USD 3,777,476 SEK 35,500,000 JPMC 9/17/2025 5,788
USD 793,472 THB 25,617,667 CITI 9/17/2025 753
USD 793,474 THB 25,617,667 JPMC 9/17/2025 755
ZAR 2,119,658,304 USD 117,312,368 CITI 9/17/2025 1,733,315
ZAR 2,119,658,304 USD 117,311,864 JPMC 9/17/2025 1,733,819
Total unrealized appreciation 28,739,592
CAD 9,357,000 USD 6,906,883 CITI 9/17/2025 (8,417)
CAD 9,357,000 USD 6,906,870 JPMC 9/17/2025 (8,404)
CLP 1,129,858,199 USD 1,215,093 CITI
**
9/17/2025 (2,514)
CLP 1,129,858,199 USD 1,215,090 JPMC
**
9/17/2025 (2,512)
COP 3,711,781,609 USD 900,117 CITI
**
9/17/2025 (1,380)
COP 3,711,781,609 USD 900,115 JPMC
**
9/17/2025 (1,378)
INR 675,000,000 USD 7,860,336 CITI
**
9/17/2025 (13,395)
INR 675,000,000 USD 7,860,320 JPMC
**
9/17/2025 (13,379)
JPY 19,058,796,076 USD 134,209,959 CITI 9/17/2025 (687,465)
JPY 19,058,796,076 USD 134,209,477 JPMC 9/17/2025 (686,984)
KRW 4,450,000,000 USD 3,305,747 CITI
**
9/17/2025 (839)
KRW 4,450,000,000 USD 3,305,740 JPMC
**
9/17/2025 (832)
NOK 15,000,000 USD 1,507,188 CITI 9/17/2025 (18,288)
NOK 15,000,000 USD 1,507,185 JPMC 9/17/2025 (18,285)
PHP 1,117,956,786 USD 20,090,418 CITI
**
9/17/2025 (272,638)
PHP 1,117,956,786 USD 20,090,317 JPMC
**
9/17/2025 (272,538)
TWD 93,000,000 USD 3,292,496 CITI
**
9/17/2025 (36,960)
TWD 93,000,000 USD 3,292,489 JPMC
**
9/17/2025 (36,952)
USD 156,224,442 AUD 241,454,456 CITI 9/17/2025 (2,947,439)
USD 156,224,962 AUD 241,454,456 JPMC 9/17/2025 (2,946,918)
USD 76,258,826 CAD 104,058,565 CITI 9/17/2025 (458,545)
USD 76,259,057 CAD 104,058,565 JPMC 9/17/2025 (458,315)
USD 34,260,548 CHF 27,835,655 CITI 9/17/2025 (1,168,396)
USD 34,260,664 CHF 27,835,653 JPMC 9/17/2025 (1,168,278)
USD 66,600,024 CNY 474,915,292 CITI
**
9/17/2025 (164,321)
USD 66,600,211 CNY 474,915,292 JPMC
**
9/17/2025 (164,135)
USD 2,493,164 CZK 52,500,000 CITI 9/17/2025 (14,042)
USD 2,493,169 CZK 52,500,000 JPMC 9/17/2025 (14,037)
USD 101,201,472 EUR 87,962,485 CITI 9/17/2025 (2,954,581)
USD 101,201,795 EUR 87,962,485 JPMC 9/17/2025 (2,954,258)
USD 37,280,202 GBP 27,446,000 CITI 9/17/2025 (412,543)
USD 37,280,323 GBP 27,446,000 JPMC 9/17/2025 (412,422)
USD 6,418,656 IDR 105,000,451,644 CITI
**
9/17/2025 (64,807)
USD 6,418,680 IDR 105,000,451,644 JPMC
**
9/17/2025 (64,783)
USD 34,609,618 INR 2,998,750,000 CITI
**
9/17/2025 (251,142)
USD 34,609,605 INR 2,998,750,000 JPMC
**
9/17/2025 (251,154)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 24,764,255 JPY 3,600,000,000 CITI 9/17/2025 $ (456,697)
USD 24,764,305 JPY 3,600,000,000 JPMC 9/17/2025 (456,647)
USD 9,533,975 KRW 12,973,314,685 CITI
**
9/17/2025 (100,995)
USD 9,534,009 KRW 12,973,314,685 JPMC
**
9/17/2025 (100,961)
USD 5,776,150 MXN 112,943,876 CITI 9/17/2025 (192,994)
USD 5,776,175 MXN 112,943,876 JPMC 9/17/2025 (192,970)
USD 10,437,580 NOK 105,250,000 CITI 9/17/2025 (9,541)
USD 10,437,601 NOK 105,250,000 JPMC 9/17/2025 (9,520)
USD 22,891,586 NZD 37,741,000 CITI 9/17/2025 (174,142)
USD 22,891,633 NZD 37,741,000 JPMC 9/17/2025 (174,095)
USD 19,728,578 PHP 1,125,000,000 CITI
**
9/17/2025 (214,054)
USD 19,728,617 PHP 1,125,000,000 JPMC
**
9/17/2025 (214,015)
USD 24,755,997 PLN 92,908,000 CITI 9/17/2025 (972,787)
USD 24,756,078 PLN 92,908,000 JPMC 9/17/2025 (972,706)
USD 42,027,609 SEK 401,000,000 CITI 9/17/2025 (576,528)
USD 42,027,693 SEK 401,000,000 JPMC 9/17/2025 (576,444)
USD 34,418,609 SGD 43,984,502 CITI 9/17/2025 (372,124)
USD 34,418,700 SGD 43,984,499 JPMC 9/17/2025 (372,031)
USD 20,617,406 THB 671,075,786 CITI 9/17/2025 (148,514)
USD 20,617,452 THB 671,075,786 JPMC 9/17/2025 (148,468)
USD 3,902,414 TWD 114,500,000 CITI
**
9/17/2025 (105,746)
USD 3,902,422 TWD 114,500,000 JPMC
**
9/17/2025 (105,738)
USD 52,411,802 ZAR 948,000,000 CITI 9/17/2025 (830,414)
USD 52,411,907 ZAR 948,000,000 JPMC 9/17/2025 (830,310)
Total unrealized depreciation (27,261,717)
Net unrealized appreciation $ 1,477,875
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 36,330,755 $ 36,330,755
CITG
Cash – 23,039,234 23,039,234
CITI
Cash (120,107) – (120,107)
Investment Companies 11,749,612 – 11,749,612
GSCO
Cash – 7,566,569 7,566,569
GSIN
U.S. Treasury Bills 7,178,033 – 7,178,033
JPMC
Investment Companies 15,457,122 – 15,457,122
JPMS
Cash – 34,188,661 34,188,661
MLIN
Cash 430,000 – 430,000
U.S. Treasury Bills 2,515,363 – 2,515,363
MSCL
Cash – 22,233,047 22,233,047
MSCS
Cash (2,971,090) – (2,971,090)
U.S. Treasury Bills 9,252,391 – 9,252,391
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 10,304,560 $ 10,304,560
JPPC
Cash – 5,142,257 5,142,257
MSCL
Cash – 41,580,481 41,580,481

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 190.5%
COMMON STOCKS - 120.1%
Australia - 3 .3%
Aristocrat Leisure Ltd. (2)(a) 22,689 972,106
BlueScope Steel Ltd. (2)(a) 29,280 446,184
Brambles Ltd. (2)(a) 56,060 865,779
Coles Group Ltd. (2)(a) 8,504 116,608
Computershare Ltd. (2)(a) 63,254 1,659,411
Evolution Mining Ltd. (2)(a) 473,174 2,463,483
Harvey Norman Holdings Ltd. (2)
(a) 30,259 104,982
Insurance Australia Group Ltd. (2)
(a) 13,639 81,084
JB Hi-Fi Ltd. (2)(a) 31,213 2,268,134
Liontown Resources Ltd. (2)*(a) 290,639 134,264
Northern Star Resources Ltd. (2)
(a) 128,351 1,585,409
Orica Ltd. (2)(a) 67,434 865,884
Pro Medicus Ltd. (2)(a) 9,604 1,797,242
Qantas Airways Ltd. (2)(a) 180,479 1,275,007
QBE Insurance Group Ltd. (2)(a) 87,479 1,347,100
Qube Holdings Ltd. (2)(a) 37,425 105,495
REA Group Ltd. (2)(a) 3,027 479,352
Santos Ltd. (2)(a) 45,660 230,212
SGH Ltd. (2)(a) 6,805 242,354
Sonic Healthcare Ltd. (2)(a) 18,235 321,869
Technology One Ltd. (2)(a) 62,905 1,695,646
Westpac Banking Corp. (2)(a) 43,173 962,176
Whitehaven Coal Ltd. (2)(a) 156,008 556,905
WiseTech Global Ltd. (2)(a) 6,822 489,246
21,065,932
Belgium - 0 .3%
Ageas SA/NV (2)(a) 4,013 271,470
Anheuser-Busch InBev SA/NV (2)
(a) 16,354 1,125,162
Solvay SA (2)(a) 1,442 49,946
UCB SA (2)(a) 3,576 703,606
2,150,184
Brazil - 0 .4%
MercadoLibre, Inc. * 540 1,411,360
Wheaton Precious Metals Corp. 11,484 1,032,738
Yara International ASA (2) 2,708 99,932
2,544,030
Canada - 3 .6%
Agnico Eagle Mines Ltd. (a) 8,433 1,004,714
Alamos Gold, Inc., Class A (a) 27,502 731,502
AltaGas Ltd. (a) 3,166 91,905
ARC Resources Ltd. (a) 25,142 530,073
Atco Ltd., Class I (a) 6,918 257,974
AtkinsRealis Group, Inc. (a) 9,189 644,495
Bank of Nova Scotia (The) (a) 16,394 906,531
Barrick Mining Corp. (a) 5,129 106,780
Brookfield Corp., Class A (a) 17,514 1,083,959
Canadian Natural Resources Ltd.
(a) 9,656 303,489
Capital Power Corp. (a) 2,668 107,367
Celestica, Inc. *(a) 13,286 2,075,807
INVESTMENTS SHARES VALUE ($)
Canada - 3.6% (continued)
Cenovus Energy, Inc. (a) 33,443 455,075
Constellation Software, Inc. (a) 354 1,298,031
Dollarama, Inc. (a) 1,143 161,048
Empire Co. Ltd., Class A (a) 18,901 784,355
Fairfax Financial Holdings Ltd. (a) 407 734,647
Finning International, Inc. (a) 18,751 801,677
George Weston Ltd. (a) 3,278 657,429
iA Financial Corp., Inc. (a) 4,899 537,082
Intact Financial Corp. (a) 704 163,702
Kinross Gold Corp. (a) 26,047 407,035
Loblaw Cos. Ltd. (a) 2,369 391,861
Lundin Gold, Inc. (a) 24,149 1,275,061
Manulife Financial Corp. (a) 47,166 1,508,066
Metro, Inc., Class A (a) 7,179 563,934
Onex Corp. (a) 1,151 94,751
Pan American Silver Corp. (a) 18,114 513,989
Quebecor, Inc., Class B (a) 11,344 345,297
Royal Bank of Canada (a) 9,753 1,285,384
Saputo, Inc. (a) 6,162 126,113
Shopify, Inc., Class A *(a) 5,899 680,372
Stantec, Inc. (a) 6,119 665,799
Suncor Energy, Inc. (a) 7,643 286,300
Thomson Reuters Corp. (a) 281 56,507
TMX Group Ltd. (a) 7,511 318,366
Tourmaline Oil Corp. (a) 20,072 968,409
Whitecap Resources, Inc. (a) 26,885 180,648
23,105,534
China - 0 .3%
Prosus NV (2) 28,841 1,618,168
Denmark - 0 .9%
AP Moller - Maersk A/S, Class B
(2)(a) 399 742,020
Carlsberg A/S, Class B (2)(a) 5,601 793,569
Danske Bank A/S (2)(a) 39,117 1,597,687
Genmab A/S (2)*(a) 2,924 607,223
ISS A/S (2)(a) 28,808 804,054
Novonesis Novozymes, Class B
(2)(a) 2,272 163,123
Pandora A/S (2)(a) 6,429 1,132,759
Royal Unibrew A/S (a) 3,169 258,924
6,099,359
Finland - 0 .7%
Fortum OYJ (2)(a) 8,269 155,059
Kone OYJ, Class B (2)(a) 10,881 716,848
Nokia OYJ (2)(a) 111,507 578,568
Nordea Bank Abp (2)(a) 57,751 856,893
Wartsila OYJ Abp (2)(a) 99,318 2,347,318
4,654,686
France - 3 .2%
Air France-KLM (2)*(a) 47,504 519,977
Airbus SE (2)(a) 7,502 1,569,424
Amundi SA (2)(a)(b) 3,313 268,538
AXA SA (2)(a) 2,651 130,177
BNP Paribas SA (2)(a) 8,770 786,684
Bouygues SA (2)(a) 4,622 209,029
Carrefour SA (2)(a) 40,515 571,514

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 3.2% (continued)
Danone SA (2)(a) 13,218 1,081,541
Dassault Aviation SA (2)(a) 3,475 1,228,663
Eiffage SA (2)(a) 4,893 687,532
Engie SA (2)(a) 48,147 1,131,589
Gaztransport Et Technigaz SA (2)
(a) 5,943 1,175,663
Hermes International SCA (2)(a) 463 1,255,131
Ipsen SA (2)(a) 953 113,519
Orange SA (2)(a) 128,153 1,951,538
Renault SA (2)(a) 13,386 617,697
Rexel SA (2)(a) 6,534 201,526
Safran SA (2)(a) 2,504 816,615
SCOR SE (2)(a) 14,628 485,826
Societe Generale SA (2)(a) 57,078 3,265,103
Thales SA (2)(a) 3,136 925,981
TotalEnergies SE (2)(a) 9,825 600,530
Valeo SE (2)(a) 84,063 922,743
Veolia Environnement SA (2)(a) 2,294 81,900
Vinci SA (2)(a) 1,437 211,915
20,810,355
Germany - 4 .0%
adidas AG (2)(a) 983 229,462
Aurubis AG (2)(a) 842 87,686
Bayer AG (Registered) (2)(a) 31,039 935,121
Commerzbank AG (2)(a) 82,426 2,597,493
Continental AG (2)(a) 9,790 854,449
CTS Eventim AG & Co. KGaA (2)
(a) 963 119,750
Deutsche Bank AG (Registered)
(2)(a) 57,827 1,714,306
Deutsche Telekom AG (Registered)
(2)(a) 35,173 1,287,458
E.ON SE (2)(a) 75,044 1,382,734
Evonik Industries AG (2)(a) 7,149 147,688
Freenet AG (2)(a) 24,828 809,380
Fresenius Medical Care AG (2)(a) 4,389 252,171
GEA Group AG (2)(a) 4,490 314,749
Heidelberg Materials AG (2)(a) 3,025 712,378
Hensoldt AG (2)(a) 754 86,611
Knorr-Bremse AG (2)(a) 5,469 530,476
LANXESS AG (2)(a) 5,302 158,081
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 1,949 1,265,553
Nemetschek SE (2)(a) 8,150 1,181,692
Rational AG (2)(a) 139 116,801
RENK Group AG (2)(a) 1,003 80,231
Rheinmetall AG (2)(a) 1,839 3,894,447
RWE AG (2)(a) 4,066 169,911
SAP SE (2)(a) 7,314 2,236,471
Scout24 SE (2)(a)(b) 6,459 891,657
Talanx AG (2)(a) 2,923 378,943
TeamViewer SE (2)*(a)(b) 19,842 223,925
thyssenkrupp AG (2)(a) 127,718 1,376,570
Zalando SE (2)*(a)(b) 25,104 828,365
24,864,559
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .1%
AIA Group Ltd. (2)(a) 56,600 512,709
HKT Trust & HKT Ltd. (2)(a) 75,000 112,130
WH Group Ltd. (2)(a)(b) 166,500 160,471
785,310
Ireland - 0 .1%
Aptiv plc *(a)(c) 8,322 567,727
Italy - 2 .6%
A2A SpA (2)(a) 76,063 204,877
Azimut Holding SpA (2)(a) 14,606 468,581
Banca Monte dei Paschi di Siena
SpA (2)(a) 52,020 441,211
Brunello Cucinelli SpA (2)(a) 913 110,841
Buzzi SpA (2)(a) 9,722 539,183
Coca-Cola HBC AG (2)(a) 3,329 173,916
Enel SpA (2)(a) 345,622 3,280,197
Intesa Sanpaolo SpA (2)(a) 300,832 1,732,916
Italgas SpA (2)(a) 49,841 422,787
Leonardo SpA (2)(a) 45,111 2,545,473
Nexi SpA (2)(a)(b) 146,438 874,573
Pirelli & C SpA (2)(a)(b) 130,899 902,297
Poste Italiane SpA (2)(a)(b) 63,680 1,368,220
Prysmian SpA (2)(a) 11,209 793,588
Snam SpA (2)(a) 25,985 157,305
UniCredit SpA (2)(a) 22,564 1,513,669
Unipol Assicurazioni SpA (2)(a) 68,641 1,359,419
16,889,053
Ivory Coast - 0 .1%
Endeavour Mining plc (2) 10,506 322,734
Japan - 17 .7%
ABC-Mart, Inc. (2)(a) 35,400 727,252
Advantest Corp. (2)(a) 29,700 2,201,692
Aisin Corp. (2)(a) 31,800 406,798
ANA Holdings, Inc. (2)(a) 20,400 399,433
Asahi Group Holdings Ltd. (2)(a) 53,600 716,479
Asahi Intecc Co. Ltd. (2)(a) 44,200 699,245
Asics Corp. (2)(a) 69,300 1,767,177
Astellas Pharma, Inc. (2)(a) 107,400 1,051,549
Azbil Corp. (2)(a) 74,000 701,715
Bandai Namco Holdings, Inc. (2)(a) 81,900 2,935,231
BayCurrent, Inc. (2)(a) 19,300 992,878
Brother Industries Ltd. (2)(a) 24,000 414,010
Canon, Inc. (2)(a) 14,300 414,753
Capcom Co. Ltd. (2)(a) 50,000 1,707,575
Chubu Electric Power Co., Inc. (2)
(a) 67,200 831,562
Chugai Pharmaceutical Co. Ltd.
(2)(a) 29,100 1,519,539
Concordia Financial Group Ltd.
(2)(a) 131,800 855,352
CyberAgent, Inc. (2)(a) 71,900 821,494
Dai Nippon Printing Co. Ltd. (2)(a) 57,600 874,359
Dai-ichi Life Holdings, Inc. (2)(a) 45,600 346,679
Daiichi Sankyo Co. Ltd. (2)(a) 62,700 1,452,640
Disco Corp. (2)(a) 1,700 503,614
Ebara Corp. (2)(a) 16,700 320,267
Fujikura Ltd. (2)(a) 34,400 1,809,627
Fujitsu Ltd. (2)(a) 22,000 533,706

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 17.7% (continued)
Fukuoka Financial Group, Inc. (2)
(a) 4,600 122,897
Hikari Tsushin, Inc. (2)(a) 900 265,740
Hirose Electric Co. Ltd. (2)(a) 9,500 1,146,631
Hitachi Ltd. (2)(a) 47,200 1,371,838
Honda Motor Co. Ltd. (2)(a) 46,100 444,536
Hoya Corp. (2)(a) 3,500 415,667
IHI Corp. (2)(a) 18,900 2,044,295
Iida Group Holdings Co. Ltd. (2)(a) 5,800 81,700
Inpex Corp. (2)(a) 103,900 1,458,462
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 37,300 567,944
ITOCHU Corp. (2)(a) 8,400 439,866
Japan Airlines Co. Ltd. (2)(a) 86,200 1,758,127
Japan Post Holdings Co. Ltd. (2)(a) 42,300 391,792
Kajima Corp. (2)(a) 38,400 1,001,538
Kao Corp. (2)(a) 8,600 385,328
Kawasaki Heavy Industries Ltd.
(2)(a) 23,400 1,768,984
Kinden Corp. (2)(a) 35,000 1,028,247
Kirin Holdings Co. Ltd. (2)(a) 60,100 842,219
Kobe Bussan Co. Ltd. (2)(a) 14,900 462,728
Komatsu Ltd. (2)(a) 12,300 405,821
Konami Group Corp. (2)(a) 4,600 727,268
Kyoto Financial Group, Inc. (2)(a) 29,300 523,854
Kyushu Electric Power Co., Inc.
(2)(a) 100,200 895,872
Makita Corp. (2)(a) 11,500 354,177
Marubeni Corp. (2)(a) 72,000 1,451,394
MatsukiyoCocokara & Co. (2)(a) 28,300 582,146
Mazda Motor Corp. (2)(a) 34,400 206,923
MISUMI Group, Inc. (2)(a) 22,200 296,558
Mitsubishi Electric Corp. (2)(a) 52,900 1,137,825
Mitsubishi Heavy Industries Ltd.
(2)(a) 44,800 1,121,093
Mitsubishi Motors Corp. (2)(a) 215,500 609,318
Mizuho Financial Group, Inc. (2)(a) 21,800 605,166
MonotaRO Co. Ltd. (2)(a) 7,400 145,675
NGK Insulators Ltd. (2)(a) 5,500 69,034
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 91,000 1,825,498
Nippon Yusen KK (2)(a) 35,800 1,287,904
Niterra Co. Ltd. (2)(a) 31,900 1,060,622
Nomura Holdings, Inc. (2)(a) 194,400 1,281,038
NTT Data Group Corp. (2)(a) 68,000 1,888,823
Obayashi Corp. (2)(a) 31,600 478,798
Obic Co. Ltd. (2)(a) 42,200 1,640,950
Oji Holdings Corp. (2)(a) 141,500 712,337
Open House Group Co. Ltd. (2)(a) 8,000 361,778
Oracle Corp. Japan (2)(a) 5,700 679,387
ORIX Corp. (2)(a) 89,000 2,008,434
Otsuka Corp. (2)(a) 11,300 230,197
Otsuka Holdings Co. Ltd. (2)(a) 12,200 604,868
Persol Holdings Co. Ltd. (2)(a) 79,800 155,745
Rakuten Bank Ltd. (2)*(a) 3,900 178,787
Recruit Holdings Co. Ltd. (2)(a) 24,700 1,452,524
Resona Holdings, Inc. (2)(a) 60,100 555,073
Ryohin Keikaku Co. Ltd. (2)(a) 39,500 1,894,371
Sanrio Co. Ltd. (2)(a) 46,800 2,263,042
Sanwa Holdings Corp. (2)(a) 53,300 1,767,729
INVESTMENTS SHARES VALUE ($)
Japan - 17.7% (continued)
SCSK Corp. (2)(a) 35,200 1,060,495
Seibu Holdings, Inc. (2)(a) 20,800 745,426
Seiko Epson Corp. (2)(a) 29,100 382,451
Sekisui Chemical Co. Ltd. (2)(a) 11,500 208,273
Shimamura Co. Ltd. (2)(a) 12,000 841,993
Shimizu Corp. (2)(a) 138,300 1,544,778
Shionogi & Co. Ltd. (2)(a) 79,700 1,434,782
Shizuoka Financial Group, Inc. (2)
(a) 130,100 1,513,724
Skylark Holdings Co. Ltd. (2)(a) 7,900 165,399
SoftBank Corp. (2)(a) 1,416,700 2,194,400
Sojitz Corp. (2)(a) 76,860 1,888,722
Sony Group Corp. (2)(a) 42,200 1,097,214
Square Enix Holdings Co. Ltd. (2)
(a) 34,200 2,558,133
Subaru Corp. (2)(a) 19,300 334,592
Sumitomo Corp. (2)(a) 53,100 1,370,337
Sumitomo Electric Industries Ltd.
(2)(a) 66,700 1,430,275
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 83,600 2,105,128
Suzuki Motor Corp. (2)(a) 79,400 957,265
T&D Holdings, Inc. (2)(a) 44,900 985,560
Taisei Corp. (2)(a) 17,000 990,089
Takeda Pharmaceutical Co. Ltd.
(2)(a) 94,900 2,929,847
TBS Holdings, Inc. (2)(a) 21,700 760,816
TDK Corp. (2)(a) 81,600 952,481
Toei Animation Co. Ltd. (2)(a) 3,500 79,811
Toho Co. Ltd. (2)(a) 1,600 94,393
Tokio Marine Holdings, Inc. (2)(a) 33,500 1,419,765
Tokyo Electron Ltd. (2)(a) 6,600 1,263,962
Tokyo Gas Co. Ltd. (2)(a) 34,000 1,130,912
Tokyu Corp. (2)(a) 43,900 522,240
Toray Industries, Inc. (2)(a) 164,200 1,123,990
Toyo Suisan Kaisha Ltd. (2)(a) 27,100 1,801,259
Trend Micro, Inc. (2)(a) 7,600 525,661
USS Co. Ltd. (2)(a) 75,500 832,080
Yamazaki Baking Co. Ltd. (2)(a) 31,600 707,368
Yokogawa Electric Corp. (2)(a) 84,100 2,246,635
Zensho Holdings Co. Ltd. (2)(a) 12,100 732,369
113,395,819
Luxembourg - 0 .0% †
CVC Capital Partners plc (2)(b) 12,343 253,790
Netherlands - 0 .6%
Adyen NV (2)*(a)(b) 766 1,406,788
Argenx SE (2)*(a) 402 222,540
ASM International NV (2)(a) 828 531,143
Koninklijke Ahold Delhaize NV (2)
(a) 13,899 580,512
Koninklijke KPN NV (2)(a) 53,273 259,876
Koninklijke Vopak NV (2)(a) 8,972 445,633
NN Group NV (2)(a) 9,850 655,410
SBM Offshore NV (2)(a) 2,964 78,364
4,180,266
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 6,973 825,110

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Nigeria - 0 .0% †
Airtel Africa plc (2)(b) 33,263 82,374
Norway - 0 .5%
Equinor ASA (2)(a) 20,980 529,830
Kongsberg Gruppen ASA (a) 55,250 2,142,435
Mowi ASA (2)(a) 6,224 120,207
Telenor ASA (2)(a) 31,388 488,780
3,281,252
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 370,969 288,998
Singapore - 0 .3%
Grab Holdings Ltd., Class A *(a)(c) 89,580 450,587
Sea Ltd., ADR *(a)(c) 2,495 399,050
Singapore Technologies
Engineering Ltd. (2) 106,000 649,959
Singapore Telecommunications
Ltd. (2) 241,500 728,072
2,227,668
Spain - 0 .7%
Acerinox SA (2)(a) 24,079 307,429
ACS Actividades de Construccion
y Servicios SA (2)(a) 7,873 547,233
Aena SME SA (2)(a)(b) 16,740 446,854
Banco Santander SA (2)(a) 62,003 513,439
CaixaBank SA (2)(a) 79,187 686,140
Endesa SA (a) 2,873 91,002
Fluidra SA (2)(a) 12,869 322,634
Iberdrola SA (2)(a) 37,942 729,930
Industria de Diseno Textil SA (2)(a) 14,813 772,747
Mapfre SA (2)(a) 47,451 194,369
4,611,777
Sweden - 1 .6%
AAK AB (2)(a) 5,422 142,462
Alfa Laval AB (2)(a) 29,182 1,229,106
Autoliv, Inc. (a) 10,940 1,224,186
Electrolux AB, Class B (2)*(a) 128,687 915,165
Evolution AB (2)(a)(b) 13,255 1,052,753
Getinge AB, Class B (2)(a) 6,438 129,344
Hexagon AB, Class B (2)(a) 46,056 464,226
Saab AB, Class B (2)(a) 29,040 1,623,722
Swedish Orphan Biovitrum AB
(2)*(a) 12,477 379,739
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 328,911 2,810,651
Telia Co. AB (2)(a) 21,793 78,386
Volvo AB, Class B (2)(a) 4,203 118,262
10,168,002
Switzerland - 2 .6%
ABB Ltd. (Registered) (2)(a) 12,126 726,697
Avolta AG (2)*(a) 3,895 212,165
Belimo Holding AG (Registered)
(2)(a) 502 511,690
DSM-Firmenich AG (2)(a) 9,192 977,892
Flughafen Zurich AG (Registered)
(2)(a) 3,310 943,761
INVESTMENTS SHARES VALUE ($)
Switzerland - 2.6% (continued)
Galderma Group AG (2)(a) 1,944 282,571
Geberit AG (Registered) (2)(a) 1,446 1,138,790
Givaudan SA (Registered) (2)(a) 614 2,977,610
Kuehne + Nagel International AG
(Registered) (2)(a) 1,273 275,659
Logitech International SA
(Registered) (2)(a) 9,233 837,290
Lonza Group AG (Registered) (2)
(a) 1,869 1,336,641
Schindler Holding AG (2)(a) 1,218 453,547
Sika AG (Registered) (2)(a) 5,718 1,555,776
Swissquote Group Holding SA
(Registered) (2)(a) 1,950 1,108,263
Ypsomed Holding AG (Registered)
(2)(a) 348 185,782
Zurich Insurance Group AG (2)(a) 4,435 3,103,272
16,627,406
Thailand - 0 .2%
Fabrinet * 4,147 1,222,038
United Kingdom - 3 .6%
Aviva plc (2)(a) 27,279 231,919
Babcock International Group plc
(2)(a) 18,737 295,106
Barclays plc (2)(a) 222,495 1,028,098
Beazley plc (2)(a) 11,507 147,750
British American Tobacco plc (2)(a) 18,122 861,635
Burberry Group plc (2)*(a) 38,494 625,266
Centrica plc (2)(a) 750,903 1,666,084
CK Hutchison Holdings Ltd. (2)(a) 18,500 113,917
Compass Group plc (2)(a) 16,772 568,101
ConvaTec Group plc (2)(a)(b) 69,816 276,545
easyJet plc (2)(a) 146,094 1,069,161
Entain plc (2)(a) 63,955 792,123
Flutter Entertainment plc *(a) 6,187 1,767,997
Halma plc (2)(a) 4,256 187,069
IMI plc (2)(a) 11,803 339,633
Imperial Brands plc (2)(a) 30,595 1,208,814
InterContinental Hotels Group plc
(2)(a) 6,766 773,592
Intermediate Capital Group plc (2)
(a) 12,092 320,751
Intertek Group plc (2)(a) 2,171 141,416
ITV plc (2)(a) 211,302 239,383
Lloyds Banking Group plc (2)(a) 659,762 693,752
Marks & Spencer Group plc (2)(a) 116,581 567,402
NatWest Group plc (2)(a) 232,790 1,634,873
Next plc (2)(a) 705 120,410
Pearson plc (2)(a) 17,892 263,567
RELX plc (2)(a) 25,685 1,392,067
Rolls-Royce Holdings plc (2)(a) 154,825 2,051,842
Sage Group plc (The) (2)(a) 19,861 341,069
TechnipFMC plc (a) 42,304 1,456,950
Tesco plc (2)(a) 152,737 842,119
Vodafone Group plc (2)(a) 1,072,951 1,148,542
Weir Group plc (The) (2)(a) 2,723 93,126
23,260,079

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 72 .6%
10X Genomics, Inc., Class A *(a) 34,444 398,862
3M Co. (a) 7,335 1,116,680
Abbott Laboratories (a) 11,524 1,567,379
AbbVie, Inc. (a) 4,504 836,032
Abercrombie & Fitch Co., Class
A *(a) 14,583 1,208,202
Acuity, Inc. (a) 414 123,513
Adobe, Inc. *(a) 3,315 1,282,507
ADT, Inc. (a) 58,999 499,722
AECOM (a) 4,185 472,319
Affirm Holdings, Inc., Class A *(a)
(c) 16,365 1,131,476
Agilent Technologies, Inc. (a) 14,066 1,659,929
Air Lease Corp., Class A (a)(c) 2,256 131,953
Airbnb, Inc., Class A *(a) 12,216 1,616,665
Alaska Air Group, Inc. *(a) 21,829 1,080,099
Albertsons Cos., Inc., Class A (a)
(c) 15,513 333,685
Alcoa Corp. (a)(c) 18,486 545,522
Alexandria Real Estate Equities,
Inc., REIT (a) 13,964 1,014,205
Align Technology, Inc. *(a) 3,043 576,131
Allegion plc (a) 7,231 1,042,132
Allison Transmission Holdings, Inc.
(a)(c) 11,774 1,118,412
Allstate Corp. (The) (a) 5,991 1,206,048
Alnylam Pharmaceuticals, Inc. *(a)
(c) 1,828 596,093
Alphabet, Inc., Class A (a)(c) 5,849 1,030,769
Amazon.com, Inc. *(a) 16,699 3,663,595
Amcor plc (a) 197,917 1,818,857
Amdocs Ltd. (a) 14,996 1,368,235
Ameren Corp. (a)(c) 3,814 366,297
American Electric Power Co., Inc.
(a)(c) 10,165 1,054,720
American International Group, Inc.
(a) 24,548 2,101,063
American Tower Corp., REIT (a)(c) 5,646 1,247,879
American Water Works Co., Inc.
(a)(c) 11,475 1,596,287
Ameriprise Financial, Inc. (a)(c) 4,469 2,385,239
AMETEK, Inc. (a) 6,104 1,104,580
Amgen, Inc. (a)(c) 4,449 1,242,205
Amphenol Corp., Class A (a) 18,420 1,818,975
Amrize Ltd. * 27,025 1,348,099
Angi, Inc. *(a) 6,720 102,547
Antero Resources Corp. *(a) 8,594 346,166
Apellis Pharmaceuticals, Inc. *(a) 11,367 196,763
Applied Industrial Technologies,
Inc. (a) 2,964 688,982
Applied Materials, Inc. (a) 4,605 843,037
AppLovin Corp., Class A *(a)(c) 1,937 678,105
AptarGroup, Inc. (a) 5,371 840,186
Aramark (a)(c) 4,153 173,886
Arista Networks, Inc. *(a) 38,544 3,943,438
Arrow Electronics, Inc. *(a) 4,896 623,897
Associated Banc-Corp. (a) 31,993 780,309
Assured Guaranty Ltd. (a) 5,596 487,412
Astera Labs, Inc. *(a) 4,156 375,786
AT&T, Inc. (a) 75,948 2,197,935
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Atlassian Corp., Class A *(a) 1,351 274,375
Atmos Energy Corp. (a)(c) 8,485 1,307,623
Autodesk, Inc. *(a) 5,980 1,851,229
Automatic Data Processing, Inc.
(a)(c) 3,107 958,199
AutoNation, Inc. *(a) 2,645 525,429
AutoZone, Inc. *(a)(c) 319 1,184,201
Avis Budget Group, Inc. *(a)(c) 1,705 288,230
Axalta Coating Systems Ltd. *(a) 41,976 1,246,267
Axis Capital Holdings Ltd. (a) 12,341 1,281,243
Ball Corp. (a) 9,215 516,869
Bank of America Corp. (a) 36,343 1,719,751
Bank of New York Mellon Corp.
(The) (a)(c) 7,637 695,807
Bank OZK (a) 10,572 497,518
Bath & Body Works, Inc. (a)(c) 35,197 1,054,502
BellRing Brands, Inc. *(a) 7,204 417,328
Best Buy Co., Inc. 10,726 720,036
BioMarin Pharmaceutical, Inc. *(a) 24,363 1,339,234
BOK Financial Corp. (a) 1,999 195,162
Booking Holdings, Inc. (a)(c) 327 1,893,081
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 5,576 580,629
Boston Scientific Corp. *(a) 18,919 2,032,090
Bright Horizons Family Solutions,
Inc. *(a) 1,520 187,857
Brighthouse Financial, Inc. *(a) 8,333 448,065
Brixmor Property Group, Inc., REIT
(a) 17,611 458,590
Broadcom, Inc. (a) 8,991 2,478,369
Broadridge Financial Solutions,
Inc. (a) 2,669 648,647
Bruker Corp. (a)(c) 32,413 1,335,416
Brunswick Corp. (a)(c) 5,805 320,668
Cabot Corp. (a)(c) 8,101 607,575
CACI International, Inc., Class A
*(a) 2,536 1,208,911
Camden Property Trust, REIT (a) 8,337 939,497
Cardinal Health, Inc. (a) 6,485 1,089,480
CarMax, Inc. *(a)(c) 8,818 592,658
Carnival Corp. *(a) 30,359 853,695
Carpenter Technology Corp. (a) 2,589 715,548
CBRE Group, Inc., Class A *(a) 2,646 370,758
Celsius Holdings, Inc. *(a)(c) 19,229 892,033
Cencora, Inc. (a) 4,434 1,329,535
Centene Corp. *(a) 30,318 1,645,661
CF Industries Holdings, Inc. (a)(c) 2,442 224,664
Charter Communications, Inc.,
Class A *(a)(c) 211 86,259
Chemed Corp. (a) 1,501 730,882
Chewy, Inc., Class A *(a) 32,499 1,385,107
Chubb Ltd. 3,413 988,814
Church & Dwight Co., Inc. (a)(c) 3,855 370,504
Cincinnati Financial Corp. (a) 1,317 196,128
Cintas Corp. (a)(c) 6,749 1,504,150
Citigroup, Inc. (a) 2,886 245,656
Clorox Co. (The) (a) 647 77,685
Cloudflare, Inc., Class A *(a)(c) 5,138 1,006,175
CME Group, Inc. (a) 8,352 2,301,978
CNH Industrial NV (a)(c) 11,195 145,087

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
CNO Financial Group, Inc. (a) 10,588 408,485
CNX Resources Corp. *(a)(c) 4,045 136,236
Coca-Cola Consolidated, Inc. (a) 10,577 1,180,922
Coherent Corp. *(a)(c) 8,846 789,152
Coinbase Global, Inc., Class A *(a)
(c) 803 281,443
Colgate-Palmolive Co. (a) 22,818 2,074,156
Comfort Systems USA, Inc. (a) 4,446 2,383,990
Commerce Bancshares, Inc. (a) 11,801 733,668
Commvault Systems, Inc. *(a) 7,791 1,358,205
Concentrix Corp. (a) 6,717 355,027
COPT Defense Properties, REIT
(a) 12,414 342,378
Corning, Inc. (a) 22,432 1,179,699
Corpay, Inc. *(a) 1,514 502,375
Corteva, Inc. (a)(c) 15,329 1,142,470
Costco Wholesale Corp. (a)(c) 504 498,930
Cousins Properties, Inc., REIT (a) 12,981 389,819
Crane Co. (a) 1,820 345,600
CRH plc (a) 11,744 1,078,099
Crowdstrike Holdings, Inc., Class
A *(a)(c) 267 135,986
Crown Castle, Inc., REIT (a) 9,462 972,031
Crown Holdings, Inc. (a) 19,080 1,964,858
CubeSmart, REIT (a) 26,718 1,135,515
Cullen/Frost Bankers, Inc. (a)(c) 9,238 1,187,453
Cummins, Inc. (a) 1,523 498,783
Curtiss-Wright Corp. (a) 3,165 1,546,261
Cytokinetics, Inc. *(a)(c) 6,975 230,454
Datadog, Inc., Class A *(a) 6,852 920,429
Deckers Outdoor Corp. *(a)(c) 8,158 840,845
Dell Technologies, Inc., Class C (a) 14,036 1,720,814
Delta Air Lines, Inc. (a) 10,652 523,865
DENTSPLY SIRONA, Inc. (a) 32,344 513,623
Devon Energy Corp. (a) 8,073 256,802
Dexcom, Inc. *(a) 7,726 674,403
Dillard's, Inc., Class A (a) 287 119,917
Dollar Tree, Inc. *(a)(c) 11,286 1,117,765
Dominion Energy, Inc. (a)(c) 15,288 864,078
Domino's Pizza, Inc. (a)(c) 1,604 722,762
DoorDash, Inc., Class A *(a) 8,936 2,202,813
DoubleVerify Holdings, Inc. *(a)(c) 19,253 288,217
Dover Corp. (a) 10,419 1,909,073
Doximity, Inc., Class A *(a)(c) 4,420 271,123
DraftKings, Inc., Class A *(a) 23,687 1,015,935
Dropbox, Inc., Class A *(a)(c) 7,181 205,377
DTE Energy Co. (a) 8,925 1,182,206
Duke Energy Corp. (a)(c) 15,682 1,850,476
Duolingo, Inc., Class A *(a) 3,249 1,332,155
DuPont de Nemours, Inc. (a) 13,449 922,467
East West Bancorp, Inc. (a)(c) 20,455 2,065,546
EastGroup Properties, Inc., REIT
(a) 2,558 427,493
Eaton Corp. plc (a)(c) 3,549 1,266,958
Ecolab, Inc. (a) 5,819 1,567,871
Edison International (a) 5,082 262,231
Edwards Lifesciences Corp. *(a) 13,026 1,018,763
Elastic NV *(a) 3,172 267,495
Electronic Arts, Inc. (a) 3,627 579,232
Elevance Health, Inc. (a)(c) 1,730 672,901
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
elf Beauty, Inc. *(a)(c) 3,585 446,117
Eli Lilly & Co. (a) 1,870 1,457,721
EMCOR Group, Inc. (a) 3,347 1,790,277
Encompass Health Corp. (a) 4,847 594,388
EOG Resources, Inc. (a) 4,872 582,740
EPAM Systems, Inc. *(a) 6,423 1,135,715
EPR Properties, REIT (a) 26,718 1,556,591
EQT Corp. (a)(c) 16,889 984,966
Equinix, Inc., REIT (a) 1,631 1,297,412
Equity LifeStyle Properties, Inc.,
REIT (a) 18,906 1,165,933
Essent Group Ltd. (a) 8,950 543,534
Etsy, Inc. *(a)(c) 1,626 81,560
Euronet Worldwide, Inc. *(a) 3,788 384,027
Evercore, Inc., Class A (a) 9,380 2,532,788
Evergy, Inc. (a) 21,862 1,506,948
Eversource Energy (a) 12,045 766,303
Everus Construction Group, Inc.
*(a)(c) 6,751 428,891
Exact Sciences Corp. *(a) 11,531 612,757
Exelixis, Inc. *(a)(c) 30,409 1,340,277
Exelon Corp. (a)(c) 20,443 887,635
Expand Energy Corp. (a) 1,808 211,428
Expedia Group, Inc. (a)(c) 4,333 730,890
Experian plc (2)(a) 9,491 489,415
Extra Space Storage, Inc., REIT
(a) 10,025 1,478,086
Fair Isaac Corp. *(a)(c) 805 1,471,508
Federated Hermes, Inc., Class B
(a)(c) 21,394 948,182
FedEx Corp. (a) 4,234 962,431
Ferguson Enterprises, Inc. (a) 5,064 1,102,686
Fifth Third Bancorp (a) 15,296 629,124
First Horizon Corp. (a) 17,560 372,272
FirstCash Holdings, Inc. (a) 5,748 776,785
Fiserv, Inc. *(a)(c) 4,700 810,327
Five Below, Inc. *(a) 1,953 256,195
Flex Ltd. *(a) 2,117 105,681
Flowserve Corp. (a) 17,458 913,926
Fluor Corp. *(a) 1,647 84,442
Ford Motor Co. (a)(c) 53,484 580,301
Fortinet, Inc. *(a)(c) 21,485 2,271,394
Freeport-McMoRan, Inc. (a) 3,306 143,315
Freshpet, Inc. *(a)(c) 9,264 629,581
Gaming and Leisure Properties,
Inc., REIT (a) 16,844 786,278
Gap, Inc. (The) (a) 30,020 654,736
Garmin Ltd. (a) 3,850 803,572
Gartner, Inc. *(a) 7,333 2,964,146
Gates Industrial Corp. plc *(a) 16,643 383,288
GE Aerospace (a) 10,935 2,814,560
GE Vernova, Inc. (a) 2,222 1,175,771
General Dynamics Corp. (a) 5,635 1,643,504
General Motors Co. (a) 43,033 2,117,654
Genpact Ltd. (a) 13,192 580,580
Genuine Parts Co. (a)(c) 4,564 553,659
Gitlab, Inc., Class A *(a)(c) 2,515 113,452
Globe Life, Inc. (a) 4,692 583,169
GoDaddy, Inc., Class A *(a) 6,894 1,241,334

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Goldman Sachs Group, Inc. (The)
(a) 1,085 767,909
Graco, Inc. (a) 10,305 885,921
Graham Holdings Co., Class B (a) 532 503,362
GRAIL, Inc. *(a)(c) 6,212 319,421
Grand Canyon Education, Inc. *(a) 3,889 735,021
Greif, Inc., Class A (a) 1,397 90,791
Guidewire Software, Inc. *(a) 3,631 854,919
Haemonetics Corp. *(a)(c) 8,733 651,569
Halozyme Therapeutics, Inc. *(a) 27,034 1,406,309
Hancock Whitney Corp. (a)(c) 7,879 452,255
Hanover Insurance Group, Inc.
(The) (a) 1,808 307,125
Hartford Insurance Group, Inc.
(The) (a) 3,821 484,770
Hasbro, Inc. (a) 6,309 465,730
Hayward Holdings, Inc. *(a) 16,607 229,177
HCA Healthcare, Inc. (a)(c) 3,117 1,194,123
HealthEquity, Inc. *(a) 6,498 680,730
HF Sinclair Corp. (a) 6,633 272,484
Hilton Worldwide Holdings, Inc.
(a)(c) 7,904 2,105,151
Hims & Hers Health, Inc. *(a)(c) 2,960 147,556
Holcim AG (2)(a) 27,025 2,006,853
Home Depot, Inc. (The) (a) 2,164 793,409
Howmet Aerospace, Inc. (a) 6,455 1,201,469
HubSpot, Inc. *(a) 721 401,330
Huntsman Corp. (a) 77,521 807,769
IAC, Inc. *(a)(c) 2,518 94,022
IDEXX Laboratories, Inc. *(a)(c) 2,969 1,592,393
Illinois Tool Works, Inc. (a) 5,255 1,299,299
Illumina, Inc. *(a)(c) 4,695 447,950
Incyte Corp. *(a) 24,632 1,677,439
Ingredion, Inc. (a) 6,797 921,809
Insulet Corp. *(a) 2,401 754,346
International Bancshares Corp. (a) 6,255 416,333
International Business Machines
Corp. (a) 1,018 300,086
Intuitive Surgical, Inc. *(a) 2,884 1,567,194
IQVIA Holdings, Inc. *(a)(c) 9,272 1,461,174
Iridium Communications, Inc. (a)(c) 4,322 130,395
ITT, Inc. (a) 7,283 1,142,193
Jabil, Inc. (a)(c) 4,228 922,127
Jacobs Solutions, Inc. (a) 5,634 740,589
Janus Henderson Group plc (a) 8,548 332,004
JB Hunt Transport Services, Inc.
(a) 6,195 889,602
Johnson & Johnson 6,612 1,009,983
Johnson Controls International
plc (a) 24,731 2,612,088
JPMorgan Chase & Co. (a) 2,134 618,668
KBR, Inc. (a) 3,793 181,836
Kemper Corp. (a)(c) 1,545 99,714
Keurig Dr Pepper, Inc. (a) 34,283 1,133,396
Keysight Technologies, Inc. *(a)(c) 6,457 1,058,044
Kilroy Realty Corp., REIT (a) 10,324 354,216
Kimco Realty Corp., REIT (a)(c) 25,548 537,019
KLA Corp. (a)(c) 1,993 1,785,210
Knight-Swift Transportation
Holdings, Inc., Class A (a) 6,936 306,779
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Kohl's Corp. (a)(c) 26,541 225,068
Kyndryl Holdings, Inc. *(a)(c) 7,166 300,685
Lam Research Corp. (a)(c) 19,086 1,857,831
Lamar Advertising Co., Class A,
REIT (a) 22,306 2,707,056
Lancaster Colony Corp. (a)(c) 469 81,029
Leidos Holdings, Inc. (a) 6,429 1,014,239
Lennox International, Inc. (a) 2,315 1,327,051
Light & Wonder, Inc. *(a)(c) 3,371 324,492
Lincoln Electric Holdings, Inc. (a) 4,137 857,683
Lincoln National Corp. (a) 2,558 88,507
LivaNova plc *(a) 3,844 173,057
Louisiana-Pacific Corp. (a) 2,425 208,526
Lucid Group, Inc. *(a)(c) 136,936 288,935
Lululemon Athletica, Inc. *(a) 343 81,490
Lyft, Inc., Class A *(a) 116,449 1,835,236
Manhattan Associates, Inc. *(a) 8,013 1,582,327
Maplebear, Inc. *(a)(c) 2,623 118,665
Marathon Petroleum Corp. (a)(c) 1,618 268,766
Marvell Technology, Inc. (a) 2,594 200,776
Masco Corp. (a) 8,292 533,673
MasTec, Inc. *(a) 4,293 731,656
Mastercard, Inc., Class A (a) 1,984 1,114,889
Matador Resources Co. (a) 15,052 718,281
Mattel, Inc. *(a) 35,821 706,390
McCormick & Co., Inc. (Non-
Voting) (a) 6,555 497,000
McKesson Corp. (a)(c) 1,793 1,313,875
Medical Properties Trust, Inc.,
REIT (a)(c) 24,506 105,621
Medpace Holdings, Inc. *(a)(c) 7,342 2,304,360
Merck & Co., Inc. (a) 33,102 2,620,354
Meta Platforms, Inc., Class A (a) 237 174,927
MetLife, Inc. (a) 13,363 1,074,652
Mettler-Toledo International, Inc.
*(a)(c) 567 666,066
MGIC Investment Corp. (a) 5,760 160,358
MGM Resorts International *(a) 28,588 983,141
Micron Technology, Inc. (a) 5,156 635,477
Millrose Properties, Inc., Class A,
REIT (a) 5,113 145,772
Molina Healthcare, Inc. *(a)(c) 1,914 570,181
MongoDB, Inc., Class A *(a)(c) 3,745 786,413
Monster Beverage Corp. *(a) 24,298 1,522,027
Moody's Corp. (a)(c) 4,609 2,311,828
Morningstar, Inc. (a) 4,405 1,382,862
Mosaic Co. (The) (a) 12,395 452,170
MSCI, Inc., Class A (a) 3,444 1,986,293
Mueller Industries, Inc. (a) 13,435 1,067,679
Nasdaq, Inc. (a)(c) 14,550 1,301,061
Natera, Inc. *(a)(c) 8,910 1,505,255
National Fuel Gas Co. (a) 4,537 384,329
NetApp, Inc. (a) 8,095 862,522
Netflix, Inc. *(a) 1,710 2,289,912
Neurocrine Biosciences, Inc. *(a) 3,447 433,253
New Fortress Energy, Inc. *(a)(c) 35,591 118,162
New Jersey Resources Corp. (a)(c) 5,189 232,571
New York Times Co. (The), Class
A (a) 43,389 2,428,916
NewMarket Corp. (a)(c) 989 683,261

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Newmont Corp. (a)(c) 29,724 1,731,720
News Corp., Class A (a) 30,152 896,117
Nexstar Media Group, Inc., Class
A (a)(c) 1,079 186,613
NEXTracker, Inc., Class A *(a)(c) 9,791 532,337
NiSource, Inc. (a) 11,933 481,377
Northwestern Energy Group, Inc.
(a) 1,535 78,746
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 14,784 299,820
Novartis AG (Registered) (2)(a) 40,620 4,930,339
NRG Energy, Inc. (a)(c) 970 155,763
Nutanix, Inc., Class A *(a)(c) 19,795 1,513,130
nVent Electric plc (a) 9,576 701,442
NVIDIA Corp. (a) 32,571 5,145,893
OGE Energy Corp. (a) 8,254 366,313
Old Republic International Corp.
(a) 10,346 397,700
Omega Healthcare Investors, Inc.,
REIT (a) 48,422 1,774,666
OneMain Holdings, Inc. (a)(c) 7,192 409,944
Onto Innovation, Inc. *(a) 5,725 577,824
Oracle Corp. (a) 3,601 787,287
Organon & Co. (a) 46,645 451,524
Otis Worldwide Corp. (a)(c) 23,467 2,323,702
Ovintiv, Inc. (a) 20,851 793,381
Owens Corning (a) 4,531 623,103
Packaging Corp. of America (a) 1,550 292,098
Palantir Technologies, Inc., Class
A *(a) 7,590 1,034,669
Palo Alto Networks, Inc. *(a)(c) 5,438 1,112,832
Park Hotels & Resorts, Inc., REIT
(a) 33,465 342,347
Parsons Corp. *(a)(c) 10,811 775,905
Paylocity Holding Corp. *(a) 2,723 493,380
PayPal Holdings, Inc. *(a)(c) 6,302 468,365
PBF Energy, Inc., Class A (a)(c) 7,738 167,682
Pegasystems, Inc. (a) 20,762 1,123,847
Penske Automotive Group, Inc. (a) 4,041 694,284
Pentair plc (a) 10,707 1,099,181
Penumbra, Inc. *(a) 2,545 653,123
Performance Food Group Co. *(a) 3,601 314,979
Philip Morris International, Inc. (a) 25,856 4,709,154
Phillips 66 (a)(c) 5,797 691,582
Pilgrim's Pride Corp. (a)(c) 19,181 862,761
Pinterest, Inc., Class A *(a) 5,083 182,276
Playtika Holding Corp. (a) 41,156 194,668
PNC Financial Services Group,
Inc. (The) (a) 15,239 2,840,854
Popular, Inc. 17,119 1,886,685
PotlatchDeltic Corp., REIT (a) 6,932 265,981
PPG Industries, Inc. (a) 8,486 965,283
PPL Corp. (a)(c) 24,988 846,843
Primerica, Inc. (a)(c) 4,476 1,224,947
Prosperity Bancshares, Inc. (a) 14,268 1,002,184
Pure Storage, Inc., Class A *(a)(c) 12,309 708,752
Qualys, Inc. *(a) 13,089 1,870,025
Ralph Lauren Corp., Class A (a) 2,088 572,697
Rambus, Inc. *(a)(c) 16,032 1,026,369
Raymond James Financial, Inc. (a) 2,754 422,381
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Reddit, Inc., Class A *(a) 7,190 1,082,598
Reinsurance Group of America,
Inc. (a) 3,268 648,240
ResMed, Inc. (a)(c) 3,005 775,290
RingCentral, Inc., Class A *(a) 3,073 87,120
Rivian Automotive, Inc., Class A
*(a)(c) 70,008 961,910
Robert Half, Inc. (a) 11,806 484,636
Robinhood Markets, Inc., Class A
*(a)(c) 18,654 1,746,574
ROBLOX Corp., Class A *(a) 25,981 2,733,201
Roche Holding AG (2)(a) 4,291 1,400,668
Roku, Inc., Class A *(a) 4,878 428,727
Rollins, Inc. (a)(c) 23,588 1,330,835
Royal Gold, Inc. (a) 12,526 2,227,624
Royalty Pharma plc, Class A (a)(c) 33,936 1,222,714
Ryder System, Inc. (a) 3,620 575,580
Sabra Health Care REIT, Inc.,
REIT (a) 26,423 487,240
Salesforce, Inc. (a) 571 155,706
Samsara, Inc., Class A *(a)(c) 22,566 897,675
Sanofi SA (2)(a) 2,027 196,241
SBA Communications Corp., REIT
(a) 8,305 1,950,346
Schneider Electric SE (2)(a) 4,234 1,136,765
Science Applications International
Corp. (a) 3,579 403,031
Scotts Miracle-Gro Co. (The) (a) 10,775 710,719
Seagate Technology Holdings plc
(a)(c) 5,124 739,547
Selective Insurance Group, Inc. (a) 5,390 467,044
SentinelOne, Inc., Class A *(a) 24,184 442,084
Service Corp. International (a) 13,655 1,111,517
ServiceNow, Inc. *(a)(c) 1,274 1,309,774
Shell plc (2)(a) 34,139 1,191,094
Signify NV (2)(a)(b) 13,892 377,202
Silicon Laboratories, Inc. *(a)(c) 4,122 607,418
Simon Property Group, Inc., REIT
(a) 4,559 732,905
Sirius XM Holdings, Inc. (a) 39,777 913,678
SLM Corp. (a)(c) 23,496 770,434
Snowflake, Inc., Class A *(a) 9,538 2,134,318
Sonoco Products Co. (a) 5,952 259,269
Sotera Health Co. *(a)(c) 7,167 79,697
Sprouts Farmers Market, Inc. *(a)
(c) 7,018 1,155,444
SS&C Technologies Holdings, Inc.
(a) 17,424 1,442,707
STAG Industrial, Inc., REIT (a) 14,142 513,072
Steel Dynamics, Inc. (a) 4,061 519,849
STERIS plc (a) 2,487 597,427
Stifel Financial Corp. (a) 17,490 1,815,112
Stryker Corp. (a) 4,895 1,936,609
Swiss Re AG (2)(a) 9,146 1,582,140
Synchrony Financial (a)(c) 14,553 971,267
Synovus Financial Corp. (a) 15,654 810,095
Tapestry, Inc. (a) 14,685 1,289,490
Targa Resources Corp. (a) 2,855 496,998
Taylor Morrison Home Corp., Class
A *(a) 23,544 1,446,072

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Tenet Healthcare Corp. *(a) 4,565 803,440
Terex Corp. (a)(c) 8,991 419,790
Texas Capital Bancshares, Inc. *(a) 7,564 600,582
Texas Pacific Land Corp. (a)(c) 285 301,071
Texas Roadhouse, Inc., Class A
(a)(c) 11,659 2,185,013
Textron, Inc. (a) 8,964 719,720
TJX Cos., Inc. (The) (a) 5,971 737,359
Toll Brothers, Inc. (a) 11,360 1,296,517
Trade Desk, Inc. (The), Class A
*(a)(c) 4,817 346,776
Tradeweb Markets, Inc., Class A
(a)(c) 4,303 629,959
Trane Technologies plc (a) 5,535 2,421,064
TransUnion (a) 4,942 434,896
Travel + Leisure Co. (a) 24,668 1,273,115
Travelers Cos., Inc. (The) (a) 11,605 3,104,803
Trimble, Inc. *(a) 19,534 1,484,193
Truist Financial Corp. (a)(c) 35,991 1,547,253
Twilio, Inc., Class A *(a)(c) 6,063 753,995
Tyson Foods, Inc., Class A (a) 3,833 214,418
Uber Technologies, Inc. *(a)(c) 8,234 768,232
UDR, Inc., REIT (a) 40,145 1,639,120
UGI Corp. (a)(c) 8,253 300,574
UiPath, Inc., Class A *(a) 65,013 832,166
Ulta Beauty, Inc. *(a) 1,682 786,873
Ultragenyx Pharmaceutical, Inc.
*(a)(c) 6,699 243,576
Union Pacific Corp. (a) 6,371 1,465,840
United Airlines Holdings, Inc. *(a) 12,838 1,022,290
United Therapeutics Corp. *(a) 2,619 752,570
Universal Display Corp. (a)(c) 2,404 371,322
Universal Health Services, Inc.,
Class B (a) 2,373 429,869
US Bancorp (a) 32,521 1,471,575
US Foods Holding Corp. *(a)(c) 9,857 759,088
Valmont Industries, Inc. (a) 243 79,357
Veeva Systems, Inc., Class A *(a) 6,938 1,998,005
Ventas, Inc., REIT (a) 16,018 1,011,537
Veralto Corp. (a) 17,077 1,723,923
VeriSign, Inc. (a) 16,735 4,833,069
Verisk Analytics, Inc., Class A (a)(c) 2,714 845,411
Vertiv Holdings Co., Class A (a)(c) 16,695 2,143,805
Virtu Financial, Inc., Class A (a)(c) 10,445 467,832
Vistra Corp. (a) 3,797 735,897
Vontier Corp. (a) 9,618 354,904
Vulcan Materials Co. (a)(c) 2,037 531,290
W R Berkley Corp. (a) 12,214 897,363
Walmart, Inc. (a) 13,498 1,319,834
Warner Music Group Corp., Class
A (a)(c) 22,759 619,955
Waters Corp. *(a)(c) 3,375 1,178,010
Watsco, Inc. (a)(c) 2,761 1,219,313
Watts Water Technologies, Inc.,
Class A (a) 420 103,274
Wayfair, Inc., Class A *(a)(c) 27,450 1,403,793
Webster Financial Corp. (a) 10,221 558,067
WEC Energy Group, Inc. (a)(c) 7,653 797,443
WESCO International, Inc. (a) 6,860 1,270,472
Western Union Co. (The) (a) 109,049 918,193
INVESTMENTS SHARES VALUE ($)
United States - 72.6% (continued)
Westinghouse Air Brake
Technologies Corp. (a) 5,723 1,198,110
Williams Cos., Inc. (The) (a)(c) 24,625 1,546,696
Williams-Sonoma, Inc. (a) 2,738 447,307
Wingstop, Inc. (a) 2,442 822,319
Wintrust Financial Corp. (a) 2,795 346,524
Woodward, Inc. (a) 4,757 1,165,893
Workday, Inc., Class A *(a) 4,246 1,019,040
WP Carey, Inc., REIT (a) 4,892 305,163
WW Grainger, Inc. (a)(c) 903 939,337
Xcel Energy, Inc. (a) 20,596 1,402,588
Yum! Brands, Inc. (a)(c) 5,220 773,500
Zebra Technologies Corp., Class
A *(a) 3,043 938,339
Zillow Group, Inc., Class C *(a)(c) 2,046 143,322
Zions Bancorp NA (a) 14,815 769,491
Zoetis, Inc., Class A (a) 14,378 2,242,249
Zoom Communications, Inc., Class
A *(a) 11,776 918,292
ZoomInfo Technologies, Inc., Class
A *(a) 49,291 498,825
Zscaler, Inc. *(a)(c) 5,331 1,673,614
466,000,212
TOTAL COMMON STOCKS
(Cost $656,420,717) 771,902,422
SHORT-TERM INVESTMENTS - 70.4%
INVESTMENT COMPANIES - 19 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(d)(e) 10,704,762 10,704,762
Limited Purpose Cash Investment
Fund, 4.33% (d) 113,089,387 113,055,460
TOTAL INVESTMENT COMPANIES
(Cost $123,746,138) 123,760,222
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 51 .2%
U.S. Treasury Bills
4.27%, 7/17/2025 (2)(f) $ 4,098,000 4,090,460
4.25%, 7/24/2025 (2)(f) 5,373,000 5,358,703
4.28%, 8/14/2025 (2)(f) 1,109,000 1,103,163
4.31%, 8/21/2025 (2)(f) 3,000,000 2,981,647
4.27%, 8/28/2025 (2)(f) 20,674,000 20,529,942
4.22%, 9/4/2025 (2)(f) 7,267,000 7,211,121
4.16%, 9/11/2025 (2)(f) 3,000,000 2,974,515
4.19%, 9/18/2025 (2)(f) 52,000,000 51,518,622
4.17%, 9/25/2025 (2)(f) 61,257,000 60,643,851
4.16%, 10/2/2025 (2)(f) 27,457,000 27,157,097
4.08%, 10/9/2025 (2)(f) 1,864,000 1,842,343
4.15%, 10/16/2025 (2)(f) 10,518,000 10,386,950
4.13%, 10/23/2025 (2)(f) 48,383,000 47,741,383
4.15%, 10/30/2025 (2)(f) 29,622,000 29,205,504
4.19%, 11/13/2025 (2)(f)(g) 55,733,000 54,869,182

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 51.2% (continued)
4.24%, 12/4/2025 (2)(f) $ 1,712,000 1,681,528
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $329,387,727) 329,296,011
TOTAL SHORT-TERM INVESTMENTS
(Cost $453,133,865) 453,056,233
TOTAL LONG POSITIONS
(Cost $1,109,554,582) 1,224,958,655
SHARES
SHORT POSITIONS - (123.7)%
COMMON STOCKS - (123.1)%
Australia - ( 4 .1 ) %
ALS Ltd. (2) (21,430) (241,398)
Ampol Ltd. (2) (57,579) (975,847)
ANZ Group Holdings Ltd. (2) (105,492) (2,022,997)
APA Group (2) (113,842) (612,102)
Atlas Arteria Ltd. (2) (115,900) (388,435)
Aurizon Holdings Ltd. (2) (41,903) (83,582)
BHP Group Ltd. (2) (58,244) (1,401,211)
CAR Group Ltd. (2) (9,233) (227,384)
Cleanaway Waste Management
Ltd. (2) (149,547) (267,975)
Cochlear Ltd. (2) (6,416) (1,268,931)
Domino's Pizza Enterprises Ltd. (2) (43,410) (550,843)
Endeavour Group Ltd. (2) (222,197) (586,519)
Fortescue Ltd. (2) (91,408) (918,855)
Glencore plc (2) (163,544) (637,273)
IDP Education Ltd. (2) (253,775) (614,464)
IGO Ltd. (2) (120,862) (332,977)
Lendlease Corp. Ltd. (2) (27,605) (97,824)
Macquarie Group Ltd. (2) (2,336) (351,348)
Medibank Pvt Ltd. (2) (39,795) (132,155)
Mineral Resources Ltd. (2) (13,965) (198,409)
National Australia Bank Ltd. (2) (91,531) (2,372,281)
New Hope Corp. Ltd. (2) (55,684) (135,602)
NEXTDC Ltd. (2) (142,586) (1,361,035)
Origin Energy Ltd. (2) (85,058) (604,587)
Ramsay Health Care Ltd. (2) (55,475) (1,340,185)
Reece Ltd. (2) (58,366) (551,509)
Rio Tinto plc (2) (28,966) (1,685,940)
South32 Ltd. (2) (63,860) (122,030)
Telix Pharmaceuticals Ltd. (2) (6,600) (106,013)
Telstra Group Ltd. (2) (183,324) (584,551)
Transurban Group (2) (137,752) (1,267,451)
Treasury Wine Estates Ltd. (2) (107,273) (551,936)
Washington H Soul Pattinson &
Co. Ltd. (2) (14,175) (391,876)
Wesfarmers Ltd. (2) (12,430) (693,686)
Woodside Energy Group Ltd. (2) (119,285) (1,842,585)
Woolworths Group Ltd. (2) (49,049) (1,004,710)
(26,526,506)
Austria - ( 0 .1 ) %
Mondi plc (2) (41,122) (671,955)
Belgium - ( 0 .3 ) %
D'ieteren Group (2) (418) (90,016)
Elia Group SA/NV (2) (722) (83,387)
KBC Group NV (2) (11,373) (1,173,803)
INVESTMENTS SHARES VALUE ($)
Belgium - (0.3)% (continued)
Liberty Global Ltd., Class A (41,621) (416,626)
Lotus Bakeries NV (2) (16) (154,175)
Umicore SA (2) (15,766) (232,670)
(2,150,677)
Canada - ( 4 .8 ) %
Air Canada (22,867) (353,815)
Algonquin Power & Utilities Corp. (64,157) (367,015)
Alimentation Couche-Tard, Inc. (8,953) (445,037)
Bank of Montreal (18,484) (2,048,408)
BCE, Inc. (80,176) (1,778,091)
Brookfield Asset Management Ltd.,
Class A (3,276) (181,320)
Brookfield Infrastructure Corp.,
Class A (2,746) (114,256)
Brookfield Renewable Corp. (3,735) (122,411)
CAE, Inc. (14,609) (428,159)
Canadian Imperial Bank of
Commerce (9,175) (651,262)
Canadian National Railway Co. (21,575) (2,248,045)
Canadian Pacific Kansas City Ltd. (6,395) (508,031)
Canadian Tire Corp. Ltd., Class A (4,317) (587,721)
Canadian Utilities Ltd., Class A (19,448) (538,132)
Capstone Copper Corp. (59,609) (365,949)
CGI, Inc. (15,338) (1,610,786)
Descartes Systems Group, Inc.
(The) (3,408) (346,193)
Element Fleet Management Corp. (9,222) (230,999)
Emera, Inc. (3,734) (171,050)
Enbridge, Inc. (34,159) (1,548,976)
Fortis, Inc. (37,462) (1,788,712)
Franco-Nevada Corp. (6,665) (1,094,249)
Gildan Activewear, Inc. (4,255) (209,664)
Hydro One Ltd. (b) (19,062) (686,890)
IGM Financial, Inc. (5,352) (169,079)
Imperial Oil Ltd. (6,508) (517,008)
Magna International, Inc. (20,647) (798,133)
National Bank of Canada (5,709) (589,116)
Northland Power, Inc. (11,974) (187,908)
Nutrien Ltd. (14,793) (861,997)
Open Text Corp. (12,159) (355,283)
Pembina Pipeline Corp. (19,584) (735,326)
RB Global, Inc. (5,135) (545,534)
Restaurant Brands International,
Inc. (12,728) (844,296)
Rogers Communications, Inc.,
Class B (79,900) (2,369,862)
Sun Life Financial, Inc. (1,221) (81,245)
TC Energy Corp. (33,719) (1,646,146)
Teck Resources Ltd., Class B (27,312) (1,104,514)
TFI International, Inc. (5,516) (495,154)
Toromont Industries Ltd. (2,832) (254,532)
Toronto-Dominion Bank (The) (1,098) (80,761)
West Fraser Timber Co. Ltd. (8,825) (647,156)
WSP Global, Inc. (2,111) (430,602)
(31,138,823)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (21,230) (527,839)
Lundin Mining Corp. (72,668) (764,168)
(1,292,007)
China - ( 0 .1 ) %
Wilmar International Ltd. (2) (75,700) (170,876)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (271,600) (473,969)
(644,845)
Denmark - ( 0 .6 ) %
Coloplast A/S, Class B (2) (8,314) (791,517)
DSV A/S (2) (449) (107,695)
GN Store Nord A/S (2) (6,274) (96,797)
Novo Nordisk A/S, Class B (2) (15,066) (1,043,984)
Orsted A/S (2)(b) (20,248) (872,256)
ROCKWOOL A/S, Class B (2) (2,487) (116,571)
Tryg A/S (2) (15,921) (411,577)
Vestas Wind Systems A/S (2) (21,713) (326,150)
(3,766,547)
Finland - ( 0 .4 ) %
Kesko OYJ, Class B (2) (3,926) (96,832)
Metso OYJ (2) (7,353) (95,294)
Neste OYJ (2) (47,919) (649,405)
Sampo OYJ, Class A (2) (19,361) (208,373)
Stora Enso OYJ, Class R (2) (8,196) (89,104)
UPM-Kymmene OYJ (2) (36,114) (986,201)
Valmet OYJ (2) (6,408) (198,597)
(2,323,806)
France - ( 3 .2 ) %
Aeroports de Paris SA (2) (5,135) (643,787)
Air Liquide SA (2) (2,168) (447,044)
Alstom SA (2) (26,918) (628,291)
Arkema SA (2) (11,894) (878,296)
BioMerieux (2) (1,357) (187,696)
Bollore SE (2) (92,312) (580,218)
Bureau Veritas SA (2) (44,644) (1,523,802)
Capgemini SE (2) (12,903) (2,209,463)
Cie de Saint-Gobain SA (2) (15,915) (1,869,619)
Cie Generale des Etablissements
Michelin SCA (2) (18,660) (694,044)
Credit Agricole SA (2) (5,914) (111,883)
Dassault Systemes SE (2) (17,758) (643,579)
Edenred SE (2) (20,678) (642,269)
EssilorLuxottica SA (2) (6,924) (1,901,279)
Kering SA (2) (11,599) (2,526,906)
Legrand SA (2) (3,525) (472,451)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,681) (879,802)
Pernod Ricard SA (2) (19,125) (1,907,744)
Publicis Groupe SA (2) (3,288) (371,362)
Sartorius Stedim Biotech (2) (832) (199,066)
SEB SA (2) (2,554) (241,446)
Sodexo SA (2) (11,202) (689,444)
SOITEC (2) (4,684) (258,284)
Teleperformance SE (2) (1,788) (173,664)
Verallia SA (2)(b) (2,547) (84,686)
INVESTMENTS SHARES VALUE ($)
France - (3.2)% (continued)
Worldline SA (2)(b) (4,586) (19,391)
(20,785,516)
Germany - ( 3 .3 ) %
Allianz SE (Registered) (2) (7,408) (3,006,416)
BASF SE (2) (61,685) (3,050,912)
Bayerische Motoren Werke AG (2) (19,869) (1,769,520)
Bechtle AG (2) (7,208) (338,368)
Beiersdorf AG (2) (14,516) (1,824,632)
Brenntag SE (2) (20,224) (1,339,839)
Carl Zeiss Meditec AG (2) (1,744) (117,447)
Daimler Truck Holding AG (2) (23,390) (1,109,714)
Deutsche Post AG (2) (20,215) (936,356)
Fraport AG Frankfurt Airport
Services Worldwide (2) (1,670) (125,984)
Hannover Rueck SE (2) (2,596) (818,034)
Infineon Technologies AG (2) (29,332) (1,251,656)
KION Group AG (2) (3,586) (200,306)
Mercedes-Benz Group AG (2) (20,076) (1,169,631)
Merck KGaA (2) (17,791) (2,306,752)
MTU Aero Engines AG (2) (404) (179,478)
Puma SE (2) (5,711) (156,092)
Siemens Healthineers AG (2)(b) (9,636) (534,936)
Symrise AG, Class A (2) (8,664) (908,545)
Wacker Chemie AG (2) (2,143) (157,146)
(21,301,764)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (29,884) (374,036)
Ireland - ( 0 .2 ) %
Accenture plc, Class A (3,593) (1,073,912)
Italy - ( 1 .1 ) %
Amplifon SpA (2) (5,647) (132,624)
Davide Campari-Milano NV (2) (145,043) (976,481)
Eni SpA (2) (4,824) (77,927)
Ferrari NV (2) (2,227) (1,091,032)
FinecoBank Banca Fineco SpA (2) (60,629) (1,344,967)
Generali (2) (38,394) (1,365,734)
Hera SpA (2) (23,856) (115,234)
Infrastrutture Wireless Italiane SpA
(2)(b) (27,903) (341,197)
Interpump Group SpA (2) (2,494) (103,781)
Moncler SpA (2) (16,172) (922,475)
Recordati Industria Chimica e
Farmaceutica SpA (2) (5,013) (315,092)
Reply SpA (2) (520) (89,866)
(6,876,410)
Japan - ( 18 .1 ) %
Aeon Co. Ltd. (2) (27,500) (842,952)
AGC, Inc. (2) (26,700) (783,263)
Allegro MicroSystems, Inc. (12,868) (439,957)
Asahi Kasei Corp. (2) (99,700) (709,741)
Bridgestone Corp. (2) (12,100) (494,796)
Central Japan Railway Co. (2) (62,900) (1,406,103)
Chiba Bank Ltd. (The) (2) (153,200) (1,415,833)
Daifuku Co. Ltd. (2) (11,800) (303,566)
Daikin Industries Ltd. (2) (17,800) (2,089,431)
Daiwa Securities Group, Inc. (2) (166,600) (1,183,198)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (18.1)% (continued)
Denso Corp. (2) (69,100) (932,524)
Dentsu Group, Inc. (2) (77,100) (1,708,378)
East Japan Railway Co. (2) (48,700) (1,047,582)
Eisai Co. Ltd. (2) (74,800) (2,148,287)
ENEOS Holdings, Inc. (2) (269,800) (1,337,354)
FANUC Corp. (2) (28,200) (765,554)
Fast Retailing Co. Ltd. (2) (10,000) (3,428,640)
Fuji Electric Co. Ltd. (2) (8,300) (382,231)
FUJIFILM Holdings Corp. (2) (125,300) (2,713,445)
Hakuhodo DY Holdings, Inc. (2) (15,900) (131,707)
Hankyu Hanshin Holdings, Inc. (2) (21,500) (584,449)
Hoshizaki Corp. (2) (5,900) (203,303)
Idemitsu Kosan Co. Ltd. (2) (212,900) (1,291,107)
Isuzu Motors Ltd. (2) (112,800) (1,428,944)
Japan Post Bank Co. Ltd. (2) (117,300) (1,264,556)
Japan Post Insurance Co. Ltd. (2) (3,500) (79,241)
JFE Holdings, Inc. (2) (124,000) (1,442,450)
Kansai Electric Power Co., Inc.
(The) (2) (23,700) (281,078)
Kawasaki Kisen Kaisha Ltd. (2) (22,500) (318,646)
KDDI Corp. (2) (128,000) (2,197,835)
Keisei Electric Railway Co. Ltd. (2) (48,000) (448,797)
Keyence Corp. (2) (2,200) (879,622)
Kikkoman Corp. (2) (219,900) (2,039,758)
Kintetsu Group Holdings Co. Ltd.
(2) (66,900) (1,266,745)
Kobe Steel Ltd. (2) (29,900) (326,399)
Koito Manufacturing Co. Ltd. (2) (47,800) (571,355)
Kubota Corp. (2) (243,600) (2,747,053)
Kyocera Corp. (2) (91,000) (1,092,943)
Kyowa Kirin Co. Ltd. (2) (37,200) (636,763)
Lasertec Corp. (2) (9,900) (1,327,201)
LY Corp. (2) (203,800) (750,515)
M3, Inc. (2) (61,900) (850,302)
McDonald's Holdings Co. Japan
Ltd. (2) (5,800) (239,900)
MEIJI Holdings Co. Ltd. (2) (36,700) (811,577)
MINEBEA MITSUMI, Inc. (2) (110,500) (1,615,923)
Mitsubishi Chemical Group Corp.
(2) (100,400) (527,705)
Mitsubishi Corp. (2) (65,800) (1,314,808)
Mitsubishi HC Capital, Inc. (2) (225,900) (1,663,240)
Mitsubishi UFJ Financial Group,
Inc. (2) (44,300) (603,968)
Mitsui & Co. Ltd. (2) (53,200) (1,084,215)
Mitsui Chemicals, Inc. (2) (6,900) (159,533)
Mitsui OSK Lines Ltd. (2) (23,100) (771,534)
MS&AD Insurance Group
Holdings, Inc. (2) (47,900) (1,070,834)
Murata Manufacturing Co. Ltd. (2) (166,600) (2,462,463)
Nexon Co. Ltd. (2) (4,100) (82,581)
NIDEC Corp. (2) (32,300) (627,689)
Nintendo Co. Ltd. (2) (16,500) (1,584,492)
Nippon Paint Holdings Co. Ltd. (2) (62,000) (498,620)
Nippon Sanso Holdings Corp. (2) (44,300) (1,676,379)
Nippon Steel Corp. (2) (23,300) (440,648)
Nippon Telegraph & Telephone
Corp. (2) (849,000) (907,675)
Nissan Chemical Corp. (2) (8,700) (265,329)
Nissan Motor Co. Ltd. (2) (673,100) (1,628,619)
INVESTMENTS SHARES VALUE ($)
Japan - (18.1)% (continued)
Nissin Foods Holdings Co. Ltd. (2) (58,700) (1,219,502)
Nitori Holdings Co. Ltd. (2) (22,700) (2,184,882)
Nitto Denko Corp. (2) (9,300) (179,597)
Olympus Corp. (2) (71,400) (848,112)
Omron Corp. (2) (25,200) (679,303)
Ono Pharmaceutical Co. Ltd. (2) (183,600) (1,989,816)
Oriental Land Co. Ltd. (2) (121,100) (2,789,148)
Osaka Gas Co. Ltd. (2) (23,900) (613,033)
Panasonic Holdings Corp. (2) (53,300) (570,274)
Rakuten Group, Inc. (2) (18,800) (103,591)
Renesas Electronics Corp. (2) (95,300) (1,178,997)
Ricoh Co. Ltd. (2) (59,900) (565,301)
Rohm Co. Ltd. (2) (114,600) (1,458,935)
SCREEN Holdings Co. Ltd. (2) (1,400) (113,836)
Secom Co. Ltd. (2) (15,500) (556,836)
Sega Sammy Holdings, Inc. (2) (20,500) (490,690)
Sekisui House Ltd. (2) (70,900) (1,560,462)
SG Holdings Co. Ltd. (2) (107,300) (1,195,107)
Sharp Corp. (2) (97,100) (472,039)
Shimadzu Corp. (2) (47,900) (1,184,232)
Shimano, Inc. (2) (13,300) (1,928,240)
Shin-Etsu Chemical Co. Ltd. (2) (29,200) (964,242)
Shiseido Co. Ltd. (2) (81,500) (1,455,643)
SMC Corp. (2) (8,100) (2,902,735)
SoftBank Group Corp. (2) (5,400) (392,613)
Sompo Holdings, Inc. (2) (34,300) (1,033,624)
Sumitomo Forestry Co. Ltd. (2) (74,100) (748,286)
Sumitomo Metal Mining Co. Ltd.
(2) (24,100) (593,944)
Sumitomo Mitsui Trust Group, Inc.
(2) (15,400) (409,600)
Sysmex Corp. (2) (39,000) (678,881)
Terumo Corp. (2) (85,800) (1,574,591)
TIS, Inc. (2) (22,000) (737,213)
Tokyo Electric Power Co. Holdings,
Inc. (2) (179,500) (597,506)
TOPPAN Holdings, Inc. (2) (11,600) (315,138)
Tosoh Corp. (2) (15,600) (228,286)
TOTO Ltd. (2) (26,100) (657,223)
Toyota Industries Corp. (2) (26,000) (2,934,430)
Toyota Motor Corp. (2) (107,600) (1,853,194)
Unicharm Corp. (2) (108,000) (779,845)
West Japan Railway Co. (2) (85,400) (1,952,336)
Yakult Honsha Co. Ltd. (2) (63,900) (1,203,430)
Yamaha Corp. (2) (163,000) (1,177,993)
Yamaha Motor Co. Ltd. (2) (226,900) (1,697,910)
Yamato Holdings Co. Ltd. (2) (14,200) (190,049)
Yaskawa Electric Corp. (2) (137,000) (3,098,008)
(116,389,989)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (11,716) (834,944)
Netherlands - ( 1 .7 ) %
Aalberts NV (2) (4,566) (165,834)
ABN AMRO Bank NV, CVA (2)(b) (35,476) (968,706)
Aegon Ltd. (2) (128,481) (931,065)
Akzo Nobel NV (2) (1,801) (126,365)
ASML Holding NV (2) (1,656) (1,327,014)
ASR Nederland NV (2) (5,368) (356,680)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.7)% (continued)
BE Semiconductor Industries NV
(2) (1,364) (203,991)
EXOR NV (2) (2,311) (233,290)
Heineken NV (2) (9,817) (856,463)
IMCD NV (2) (1,462) (196,632)
JDE Peet's NV (2) (7,880) (225,089)
Koninklijke Philips NV (2) (52,069) (1,250,299)
NXP Semiconductors NV (6,481) (1,416,033)
Randstad NV (2) (19,571) (904,590)
Universal Music Group NV (2) (42,876) (1,390,921)
Wolters Kluwer NV (2) (2,858) (477,967)
(11,030,939)
Norway - ( 0 .3 ) %
DNB Bank ASA (2) (35,549) (983,092)
Gjensidige Forsikring ASA (2) (6,039) (153,088)
Orkla ASA (2) (21,614) (235,409)
Salmar ASA (3,364) (145,782)
TOMRA Systems ASA (2) (8,636) (134,796)
(1,652,167)
Portugal - ( 0 .3 ) %
EDP SA (2) (44,652) (193,981)
Galp Energia SGPS SA (2) (26,113) (478,021)
Jeronimo Martins SGPS SA (2) (46,956) (1,188,826)
(1,860,828)
Singapore - ( 0 .8 ) %
CapitaLand Integrated Commercial
Trust, REIT (2) (13,242) (22,612)
CapitaLand Investment Ltd. (2) (582,100) (1,213,482)
DBS Group Holdings Ltd. (2) (21,100) (744,874)
Genting Singapore Ltd. (2) (1,123,100) (631,675)
Keppel Ltd. (2) (42,500) (248,182)
Oversea-Chinese Banking Corp.
Ltd. (2) (76,300) (978,419)
Singapore Airlines Ltd. (2) (37,900) (207,872)
STMicroelectronics NV (2) (44,832) (1,374,639)
(5,421,755)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (42,361) (1,248,706)
Valterra Platinum Ltd. (3) (119)
(1,248,825)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(b) (12,043) (326,874)
Spain - ( 0 .8 ) %
Amadeus IT Group SA (2) (21,993) (1,858,036)
Banco Bilbao Vizcaya Argentaria
SA (2) (62,587) (963,731)
Cellnex Telecom SA (2)(b) (17,623) (686,209)
Enagas SA (2) (4,829) (81,308)
Grifols SA (2) (19,251) (234,900)
Redeia Corp. SA (2) (40,313) (862,607)
Repsol SA (2) (15,149) (221,575)
(4,908,366)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 1 .8 ) %
AddTech AB, Class B (2) (4,297) (146,491)
Assa Abloy AB, Class B (2) (8,808) (275,370)
Beijer Ref AB, Class B (2) (20,109) (317,340)
Boliden AB (2) (23,486) (733,925)
Elekta AB, Class B (2) (20,253) (104,479)
EQT AB (2) (21,203) (711,276)
Essity AB, Class B (2) (10,731) (297,129)
H & M Hennes & Mauritz AB, Class
B (2) (67,142) (945,637)
Holmen AB, Class B (2) (5,216) (206,617)
Husqvarna AB, Class B (2) (54,974) (289,779)
Indutrade AB (2) (13,471) (367,827)
Lifco AB, Class B (2) (20,366) (825,369)
Nibe Industrier AB, Class B (2) (18,273) (78,020)
Skandinaviska Enskilda Banken
AB, Class A (2) (186,771) (3,255,519)
SKF AB, Class B (2) (62,830) (1,443,225)
SSAB AB, Class B (2) (16,929) (100,206)
Svenska Cellulosa AB SCA, Class
B (2) (9,892) (128,623)
Tele2 AB, Class B (2) (26,872) (392,262)
Trelleborg AB, Class B (2) (17,211) (641,129)
(11,260,223)
Switzerland - ( 4 .5 ) %
Bachem Holding AG, Class B (2) (6,710) (492,184)
Banque Cantonale Vaudoise
(Registered) (2) (4,460) (514,384)
Barry Callebaut AG (Registered)
(2) (1,983) (2,167,556)
BKW AG (2) (375) (82,219)
Chocoladefabriken Lindt &
Spruengli AG (2) (59) (994,363)
Cie Financiere Richemont SA
(Registered) (2) (5,007) (947,489)
Clariant AG (Registered) (2) (90,247) (961,331)
EMS-Chemie Holding AG
(Registered) (2) (630) (476,282)
Galenica AG (2)(b) (747) (81,747)
Georg Fischer AG (Registered) (2) (11,364) (930,084)
Helvetia Holding AG (Registered)
(2) (2,794) (655,965)
Julius Baer Group Ltd. (2) (27,972) (1,897,476)
Partners Group Holding AG (2) (1,940) (2,538,153)
Sandoz Group AG (2) (10,152) (556,364)
SIG Group AG (2) (74,109) (1,370,798)
Sonova Holding AG (Registered)
(2) (5,490) (1,637,258)
Straumann Holding AG
(Registered) (2) (5,024) (657,590)
Swatch Group AG (The) (2) (10,156) (1,658,078)
Swiss Life Holding AG (Registered)
(2) (2,709) (2,742,495)
Swisscom AG (Registered) (2) (4,623) (3,282,738)
TE Connectivity plc (2,602) (438,879)
Tecan Group AG (Registered) (2) (2,915) (596,546)
Temenos AG (Registered) (2) (5,920) (425,264)
UBS Group AG (Registered) (2) (65,688) (2,230,224)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.5)% (continued)
VAT Group AG (2)(b) (1,097) (464,834)
(28,800,301)
United Kingdom - ( 2 .4 ) %
Ashtead Group plc (2) (3,281) (210,398)
Associated British Foods plc (2) (8,402) (237,393)
AstraZeneca plc (2) (5,818) (809,686)
Auto Trader Group plc (2)(b) (21,070) (238,656)
B&M European Value Retail SA (2) (90,835) (338,307)
Bellway plc (2) (12,761) (505,526)
Berkeley Group Holdings plc (2) (1,979) (104,857)
BT Group plc (2) (85,530) (227,743)
Bunzl plc (2) (43,139) (1,374,688)
Croda International plc (2) (2,818) (113,137)
DCC plc (2) (3,112) (201,971)
Diageo plc (2) (98,723) (2,489,410)
HSBC Holdings plc (2) (83,654) (1,011,895)
Inchcape plc (2) (13,870) (138,199)
Informa plc (2) (10,918) (120,875)
Investec plc (17,007) (127,228)
J Sainsbury plc (2) (41,698) (165,952)
JD Sports Fashion plc (2) (194,133) (236,740)
Kingfisher plc (2) (29,997) (119,796)
Legal & General Group plc (2) (356,730) (1,248,176)
Melrose Industries plc (2) (25,226) (183,726)
National Grid plc (2) (68,791) (1,009,760)
Persimmon plc (2) (6,235) (110,923)
Rentokil Initial plc (2) (73,379) (354,037)
RS GROUP plc (2) (14,845) (117,186)
Schroders plc (2) (77,715) (386,486)
Severn Trent plc (2) (10,216) (383,838)
Smith & Nephew plc (2) (32,837) (502,874)
Spirax Group plc (2) (1,003) (82,018)
SSE plc (2) (6,055) (152,466)
Travis Perkins plc (2) (31,785) (265,000)
Unilever plc (2) (10,095) (616,060)
Whitbread plc (2) (14,623) (567,461)
WPP plc (2) (59,538) (419,206)
(15,171,674)
United States - ( 73 .4 ) %
A O Smith Corp. (13,406) (879,031)
AAON, Inc. (16,243) (1,197,921)
Acadia Healthcare Co., Inc. (5,256) (119,259)
Advance Auto Parts, Inc. (4,044) (188,006)
Advanced Drainage Systems, Inc. (8,352) (959,311)
Aflac, Inc. (14,579) (1,537,501)
AGCO Corp. (8,740) (901,618)
Agree Realty Corp., REIT (15,311) (1,118,622)
Air Products and Chemicals, Inc. (13,176) (3,716,423)
Akamai Technologies, Inc. (10,052) (801,748)
Albemarle Corp. (10,164) (636,978)
Alcon AG (2) (21,704) (1,924,775)
ALLETE, Inc. (3,521) (225,590)
Alliant Energy Corp. (41,782) (2,526,558)
Ally Financial, Inc. (15,575) (606,646)
Altria Group, Inc. (12,134) (711,416)
Amentum Holdings, Inc. (5,795) (136,820)
American Airlines Group, Inc. (138,334) (1,552,107)
American Express Co. (7,685) (2,451,361)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
American Financial Group, Inc. (5,606) (707,533)
American Homes 4 Rent, Class
A, REIT (6,630) (239,144)
Americold Realty Trust, Inc., REIT (8,655) (143,933)
Amkor Technology, Inc. (42,510) (892,285)
Analog Devices, Inc. (3,719) (885,196)
Aon plc, Class A (3,684) (1,314,304)
API Group Corp. (13,068) (667,121)
Apollo Global Management, Inc. (4,790) (679,557)
Appfolio, Inc., Class A (2,169) (499,477)
Apple, Inc. (3,160) (648,337)
Arch Capital Group Ltd. (10,335) (941,002)
Archer-Daniels-Midland Co. (30,850) (1,628,263)
Armstrong World Industries, Inc. (1,440) (233,914)
Arthur J Gallagher & Co. (7,555) (2,418,507)
ASGN, Inc. (12,885) (643,348)
Ashland, Inc. (2,607) (131,080)
Assurant, Inc. (4,204) (830,248)
ATI, Inc. (2,438) (210,497)
AvalonBay Communities, Inc.,
REIT (9,396) (1,912,086)
Avantor, Inc. (29,088) (391,524)
Avery Dennison Corp. (4,505) (790,492)
Avient Corp. (9,478) (306,234)
Avnet, Inc. (20,508) (1,088,565)
Axon Enterprise, Inc. (641) (530,710)
Azenta, Inc. (14,203) (437,168)
Baker Hughes Co., Class A (29,287) (1,122,864)
Baxter International, Inc. (32,498) (984,039)
Becton Dickinson & Co. (3,568) (614,588)
Belden, Inc. (7,060) (817,548)
Bentley Systems, Inc., Class B (16,758) (904,429)
BILL Holdings, Inc. (20,343) (941,067)
Biogen, Inc. (5,778) (725,659)
Bio-Rad Laboratories, Inc., Class A (1,720) (415,070)
Bio-Techne Corp. (31,165) (1,603,439)
BJ's Wholesale Club Holdings, Inc. (1,048) (113,006)
Black Hills Corp. (7,331) (411,269)
Blackbaud, Inc. (14,075) (903,756)
Blackrock, Inc. (364) (381,927)
Blackstone, Inc. (26,316) (3,936,348)
Block, Inc., Class A (6,548) (444,806)
Blue Owl Capital, Inc., Class A (56,538) (1,086,095)
Boeing Co. (The) (20,619) (4,320,300)
BorgWarner, Inc. (15,639) (523,594)
Boston Beer Co., Inc. (The), Class
A (662) (126,316)
BP plc (2) (185,325) (923,344)
Brink's Co. (The) (2,710) (241,976)
Bristol-Myers Squibb Co. (9,221) (426,840)
Brown & Brown, Inc. (3,467) (384,386)
Brown-Forman Corp., Class B (49,745) (1,338,638)
BRP, Inc. (6,850) (332,502)
Builders FirstSource, Inc. (8,896) (1,038,074)
Bunge Global SA (7,554) (606,435)
Burlington Stores, Inc. (3,186) (741,191)
BWX Technologies, Inc. (1,274) (183,532)
BXP, Inc., REIT (6,294) (424,656)
Cadence Bank (17,365) (555,333)
Cadence Design Systems, Inc. (1,704) (525,088)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Caesars Entertainment, Inc. (19,089) (541,937)
Carlisle Cos., Inc. (1,906) (711,700)
Carrier Global Corp. (15,280) (1,118,343)
Carter's, Inc. (5,074) (152,880)
Carvana Co., Class A (2,205) (742,997)
Caterpillar, Inc. (3,348) (1,299,727)
Cava Group, Inc. (9,754) (821,579)
Cboe Global Markets, Inc. (2,813) (656,020)
CCC Intelligent Solutions Holdings,
Inc. (88,036) (828,419)
CDW Corp. (5,614) (1,002,604)
Celanese Corp., Class A (13,828) (765,103)
CenterPoint Energy, Inc. (24,753) (909,425)
Certara, Inc. (43,833) (512,846)
CH Robinson Worldwide, Inc. (7,479) (717,610)
Charles River Laboratories
International, Inc. (5,499) (834,363)
Chemours Co. (The) (35,711) (408,891)
Cheniere Energy, Inc. (4,699) (1,144,300)
Chevron Corp. (12,370) (1,771,260)
Chipotle Mexican Grill, Inc., Class
A (3,016) (169,348)
Choice Hotels International, Inc. (831) (105,437)
Chord Energy Corp. (4,460) (431,951)
Churchill Downs, Inc. (6,260) (632,260)
Ciena Corp. (3,212) (261,232)
Cirrus Logic, Inc. (997) (103,942)
Cisco Systems, Inc. (42,781) (2,968,146)
Civitas Resources, Inc. (7,071) (194,594)
Clarivate plc (86,445) (371,714)
Clean Harbors, Inc. (3,847) (889,349)
Clearway Energy, Inc., Class C (17,733) (567,456)
Cleveland-Cliffs, Inc. (121,810) (925,756)
CMS Energy Corp. (12,822) (888,308)
Coca-Cola Co. (The) (10,934) (773,581)
Cognex Corp. (21,166) (671,386)
Cognizant Technology Solutions
Corp., Class A (13,980) (1,090,859)
Comcast Corp., Class A (30,134) (1,075,482)
Comerica, Inc. (16,757) (999,555)
Commercial Metals Co. (15,742) (769,941)
Conagra Brands, Inc. (47,088) (963,891)
Confluent, Inc., Class A (13,103) (326,658)
ConocoPhillips (10,324) (926,476)
Consolidated Edison, Inc. (25,900) (2,599,065)
Constellation Brands, Inc., Class A (5,370) (873,592)
Cooper Cos., Inc. (The) (7,459) (530,782)
Copart, Inc. (16,825) (825,603)
Core & Main, Inc., Class A (3,034) (183,102)
CoStar Group, Inc. (11,540) (927,816)
Coterra Energy, Inc. (13,032) (330,752)
Coty, Inc., Class A (42,801) (199,025)
Crane NXT Co. (15,481) (834,426)
Crocs, Inc. (5,690) (576,283)
CSL Ltd. (2) (19,079) (3,013,731)
CSX Corp. (60,984) (1,989,908)
CVS Health Corp. (10,565) (728,774)
Danaher Corp. (1,551) (306,385)
Darling Ingredients, Inc. (6,947) (263,569)
DaVita, Inc. (2,112) (300,854)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Dayforce, Inc. (14,351) (794,902)
Deere & Co. (1,899) (965,623)
Diamondback Energy, Inc. (10,099) (1,387,603)
Dick's Sporting Goods, Inc. (931) (184,161)
Digital Realty Trust, Inc., REIT (6,027) (1,050,687)
Docusign, Inc., Class A (10,247) (798,139)
Dolby Laboratories, Inc., Class A (5,003) (371,523)
Dollar General Corp. (4,904) (560,920)
Dow, Inc. (39,188) (1,037,698)
DR Horton, Inc. (4,162) (536,565)
DT Midstream, Inc. (6,066) (666,714)
Dutch Bros, Inc., Class A (5,891) (402,768)
DXC Technology Co. (45,295) (692,561)
Dynatrace, Inc. (7,884) (435,276)
Eagle Materials, Inc. (5,457) (1,102,914)
Eastman Chemical Co. (28,477) (2,126,093)
EchoStar Corp., Class A (29,815) (825,876)
Elanco Animal Health, Inc. (24,733) (353,187)
Emerson Electric Co. (8,066) (1,075,440)
EnerSys (13,917) (1,193,661)
Enovis Corp. (3,816) (119,670)
Enphase Energy, Inc. (23,058) (914,250)
Entegris, Inc. (25,722) (2,074,479)
Entergy Corp. (24,650) (2,048,908)
Envista Holdings Corp. (17,824) (348,281)
Equifax, Inc. (4,073) (1,056,414)
Equitable Holdings, Inc. (11,543) (647,562)
Equity Residential, REIT (21,729) (1,466,490)
Erie Indemnity Co., Class A (5,009) (1,737,071)
Esab Corp. (9,635) (1,161,499)
Essential Utilities, Inc. (27,543) (1,022,947)
Essex Property Trust, Inc., REIT (1,895) (537,043)
Estee Lauder Cos., Inc. (The),
Class A (13,020) (1,052,016)
Everest Group Ltd. (1,894) (643,676)
ExlService Holdings, Inc. (15,040) (658,602)
Expeditors International of
Washington, Inc. (4,588) (524,179)
Exponent, Inc. (6,884) (514,304)
Exxon Mobil Corp. (5,621) (605,944)
F5, Inc. (1,797) (528,893)
FactSet Research Systems, Inc. (2,624) (1,173,663)
Fastenal Co. (40,066) (1,682,772)
Federal Realty Investment Trust,
REIT (3,053) (290,004)
Ferrovial SE (2) (24,218) (1,291,854)
Fidelity National Financial, Inc. (4,598) (257,764)
First American Financial Corp. (17,172) (1,054,189)
First Citizens BancShares, Inc.,
Class A (992) (1,940,818)
First Financial Bankshares, Inc. (12,147) (437,049)
First Hawaiian, Inc. (16,342) (407,896)
First Industrial Realty Trust, Inc.,
REIT (6,645) (319,824)
First Solar, Inc. (5,960) (986,618)
FirstEnergy Corp. (16,818) (677,093)
Five9, Inc. (41,802) (1,106,917)
Flagstar Financial, Inc. (33,455) (354,623)
Floor & Decor Holdings, Inc., Class
A (13,959) (1,060,326)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Flowers Foods, Inc. (9,993) (159,688)
FMC Corp. (7,155) (298,721)
FNB Corp. (60,267) (878,693)
Fortive Corp. (12,719) (663,041)
Fortrea Holdings, Inc. (14,523) (71,744)
Fortune Brands Innovations, Inc. (14,825) (763,191)
Fox Corp., Class A (7,646) (428,482)
Franklin Resources, Inc. (23,418) (558,519)
FTI Consulting, Inc. (2,949) (476,264)
GATX Corp. (6,504) (998,754)
GE HealthCare Technologies, Inc. (6,401) (474,122)
Gen Digital, Inc. (35,135) (1,032,969)
Generac Holdings, Inc. (8,235) (1,179,334)
General Mills, Inc. (31,961) (1,655,899)
Gentex Corp. (44,665) (982,183)
GFL Environmental, Inc. (3,406) (171,932)
Gilead Sciences, Inc. (15,694) (1,739,994)
Glacier Bancorp, Inc. (22,687) (977,356)
Globant SA (4,893) (444,480)
Globus Medical, Inc., Class A (8,591) (507,041)
Goodyear Tire & Rubber Co. (The) (37,792) (391,903)
Graphic Packaging Holding Co. (107,025) (2,255,017)
Grocery Outlet Holding Corp. (40,858) (507,456)
GXO Logistics, Inc. (8,772) (427,196)
H&R Block, Inc. (12,455) (683,655)
Haleon plc (2) (470,088) (2,416,079)
Hamilton Lane, Inc., Class A (7,246) (1,029,802)
Harley-Davidson, Inc. (6,174) (145,706)
Healthcare Realty Trust, Inc., REIT (32,005) (507,599)
Healthpeak Properties, Inc., REIT (15,789) (276,465)
Henry Schein, Inc. (25,404) (1,855,762)
Hershey Co. (The) (8,141) (1,350,999)
Hewlett Packard Enterprise Co. (84,101) (1,719,865)
Hexcel Corp. (4,152) (234,546)
Highwoods Properties, Inc., REIT (13,152) (408,896)
Hilton Grand Vacations, Inc. (22,418) (931,020)
Hologic, Inc. (7,479) (487,332)
Home BancShares, Inc. (7,898) (224,777)
Honeywell International, Inc. (7,587) (1,766,861)
Hormel Foods Corp. (39,677) (1,200,229)
Host Hotels & Resorts, Inc., REIT (34,638) (532,040)
Houlihan Lokey, Inc., Class A (2,137) (384,553)
Howard Hughes Holdings, Inc. (1,652) (111,510)
HP, Inc. (63,341) (1,549,321)
Hubbell, Inc., Class B (3,523) (1,438,828)
Humana, Inc. (968) (236,657)
Huntington Bancshares, Inc. (61,759) (1,035,081)
Huntington Ingalls Industries, Inc. (5,206) (1,257,041)
Hyatt Hotels Corp., Class A (9,131) (1,275,144)
IDACORP, Inc. (17,511) (2,021,645)
IDEX Corp. (12,643) (2,219,732)
Independence Realty Trust, Inc.,
REIT (57,455) (1,016,379)
Ingersoll Rand, Inc. (23,915) (1,989,250)
Intel Corp. (51,157) (1,145,917)
Intercontinental Exchange, Inc. (6,491) (1,190,904)
International Flavors & Fragrances,
Inc. (11,019) (810,447)
International Paper Co. (26,493) (1,240,667)
Intuit, Inc. (2,141) (1,686,316)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Invitation Homes, Inc., REIT (11,207) (367,590)
Ionis Pharmaceuticals, Inc. (57,926) (2,288,656)
IPG Photonics Corp. (6,152) (422,335)
J M Smucker Co. (The) (4,063) (398,987)
Jack Henry & Associates, Inc. (8,086) (1,456,855)
James Hardie Industries plc,
CHESS (2) (27,049) (726,356)
Jazz Pharmaceuticals plc (3,859) (409,517)
Jefferies Financial Group, Inc. (10,624) (581,027)
Jones Lang LaSalle, Inc. (2,480) (634,334)
KB Home (17,268) (914,686)
Kenvue, Inc. (115,379) (2,414,882)
KeyCorp (111,845) (1,948,340)
Kimberly-Clark Corp. (13,366) (1,723,145)
Kinder Morgan, Inc. (35,277) (1,037,144)
Kinsale Capital Group, Inc. (509) (246,305)
Kite Realty Group Trust, REIT (4,168) (94,405)
KKR & Co., Inc. (12,131) (1,613,787)
Knife River Corp. (16,684) (1,362,082)
Kraft Heinz Co. (The) (38,137) (984,697)
Kroger Co. (The) (7,661) (549,524)
L3Harris Technologies, Inc. (1,635) (410,123)
Labcorp Holdings, Inc. (3,260) (855,783)
Lamb Weston Holdings, Inc. (12,979) (672,961)
Landstar System, Inc. (4,520) (628,370)
Lantheus Holdings, Inc. (6,787) (555,584)
Las Vegas Sands Corp. (12,229) (532,084)
Lattice Semiconductor Corp. (38,511) (1,886,654)
Lear Corp. (2,606) (247,518)
Leggett & Platt, Inc. (17,471) (155,841)
Lennar Corp., Class A (9,017) (997,370)
Liberty Media Corp.-Liberty Live,
Class C (5,084) (412,617)
Linde plc (4,084) (1,916,131)
Lithia Motors, Inc., Class A (1,273) (430,045)
Littelfuse, Inc. (993) (225,143)
Live Nation Entertainment, Inc. (4,906) (742,180)
LKQ Corp. (20,284) (750,711)
Lockheed Martin Corp. (1,407) (651,638)
Loews Corp. (10,580) (969,763)
Lowe's Cos., Inc. (8,532) (1,892,995)
LPL Financial Holdings, Inc. (4,728) (1,772,858)
Lumentum Holdings, Inc. (4,989) (474,254)
LyondellBasell Industries NV, Class
A (8,061) (466,409)
M&T Bank Corp. (4,313) (836,679)
Macy's, Inc. (24,204) (282,219)
Madison Square Garden Sports
Corp., Class A (2,891) (604,074)
ManpowerGroup, Inc. (2,904) (117,322)
Markel Group, Inc. (448) (894,817)
MarketAxess Holdings, Inc. (847) (189,169)
Marriott International, Inc., Class A (3,068) (838,208)
Marriott Vacations Worldwide Corp. (5,835) (421,929)
Marsh & McLennan Cos., Inc. (5,208) (1,138,677)
Martin Marietta Materials, Inc. (4,096) (2,248,540)
Masimo Corp. (5,924) (996,535)
Match Group, Inc. (13,287) (410,435)
Maximus, Inc. (4,002) (280,940)
McDonald's Corp. (7,206) (2,105,377)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
MDU Resources Group, Inc. (57,515) (958,775)
Medtronic plc (20,287) (1,768,418)
Microchip Technology, Inc. (20,870) (1,468,622)
Microsoft Corp. (4,878) (2,426,366)
MicroStrategy, Inc., Class A (4,508) (1,822,269)
Mid-America Apartment
Communities, Inc., REIT (10,466) (1,549,073)
Middleby Corp. (The) (3,047) (438,768)
MKS, Inc. (5,522) (548,666)
Moderna, Inc. (40,203) (1,109,201)
Mohawk Industries, Inc. (9,264) (971,238)
Molson Coors Beverage Co., Class
B (8,168) (392,799)
Mondelez International, Inc., Class
A (22,556) (1,521,177)
Monolithic Power Systems, Inc. (606) (443,216)
Morgan Stanley (6,505) (916,294)
Motorola Solutions, Inc. (3,735) (1,570,418)
MP Materials Corp. (2,212) (73,593)
MSA Safety, Inc. (3,091) (517,835)
MSC Industrial Direct Co., Inc.,
Class A (5,057) (429,946)
Murphy Oil Corp. (3,127) (70,358)
Murphy USA, Inc. (1,391) (565,859)
National Storage Affiliates Trust,
REIT (22,410) (716,896)
nCino, Inc. (40,045) (1,120,059)
Nestle SA (Registered) (2) (31,414) (3,123,380)
Newell Brands, Inc. (51,516) (278,186)
NextEra Energy, Inc. (9,966) (691,840)
NIKE, Inc., Class B (51,198) (3,637,106)
NNN REIT, Inc., REIT (2,568) (110,886)
Nordson Corp. (5,071) (1,087,070)
Norfolk Southern Corp. (3,191) (816,800)
Northrop Grumman Corp. (2,022) (1,010,960)
NOV, Inc. (15,857) (197,103)
Novanta, Inc. (8,205) (1,057,871)
Nucor Corp. (4,027) (521,658)
NVR, Inc. (40) (295,426)
Occidental Petroleum Corp. (7,395) (310,664)
Okta, Inc., Class A (2,600) (259,922)
Old Dominion Freight Line, Inc. (7,589) (1,231,695)
Old National Bancorp (45,594) (972,976)
Olin Corp. (10,471) (210,362)
Ollie's Bargain Outlet Holdings,
Inc. (4,201) (553,608)
Omnicom Group, Inc. (9,980) (717,961)
ON Semiconductor Corp. (19,618) (1,028,179)
ONE Gas, Inc. (8,561) (615,193)
ONEOK, Inc. (16,344) (1,334,161)
Option Care Health, Inc. (26,811) (870,821)
O'Reilly Automotive, Inc. (29,372) (2,647,298)
Ormat Technologies, Inc. (5,520) (462,355)
Oshkosh Corp. (2,410) (273,631)
PACCAR, Inc. (8,314) (790,329)
Parker-Hannifin Corp. (1,737) (1,213,242)
Paychex, Inc. (9,356) (1,360,924)
Paycom Software, Inc. (4,699) (1,087,349)
Penn Entertainment, Inc. (32,553) (581,722)
PepsiCo, Inc. (6,412) (846,640)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Permian Resources Corp., Class A (48,920) (666,290)
Perrigo Co. plc (24,770) (661,854)
Pfizer, Inc. (31,050) (752,652)
Pinnacle Financial Partners, Inc. (6,027) (665,441)
Pinnacle West Capital Corp. (23,629) (2,114,087)
Planet Fitness, Inc., Class A (11,814) (1,288,317)
Plug Power, Inc. (7,502) (11,178)
Polaris, Inc. (5,823) (236,705)
Pool Corp. (3,994) (1,164,171)
Portland General Electric Co. (9,851) (400,246)
Post Holdings, Inc. (6,411) (698,991)
Power Integrations, Inc. (9,083) (507,740)
Premier, Inc., Class A (45,656) (1,001,236)
Principal Financial Group, Inc. (5,294) (420,502)
Procore Technologies, Inc. (6,995) (478,598)
Procter & Gamble Co. (The) (14,374) (2,290,066)
Progressive Corp. (The) (6,969) (1,859,747)
Prologis, Inc., REIT (11,888) (1,249,667)
Prudential Financial, Inc. (18,845) (2,024,707)
PTC, Inc. (3,991) (687,809)
Public Service Enterprise Group,
Inc. (8,300) (698,694)
Public Storage, REIT (2,845) (834,780)
PulteGroup, Inc. (4,896) (516,332)
PVH Corp. (6,486) (444,940)
QIAGEN NV (2) (10,888) (524,580)
Qorvo, Inc. (10,379) (881,281)
QUALCOMM, Inc. (5,049) (804,104)
Quanta Services, Inc. (3,559) (1,345,587)
Quest Diagnostics, Inc. (3,311) (594,755)
Ralliant Corp. (4,240) (205,581)
Range Resources Corp. (10,059) (409,100)
Rayonier, Inc., REIT (24,682) (547,447)
RBC Bearings, Inc. (2,437) (937,758)
Realty Income Corp., REIT (35,788) (2,061,747)
Regal Rexnord Corp. (7,527) (1,091,114)
Regency Centers Corp., REIT (3,649) (259,918)
Regeneron Pharmaceuticals, Inc. (1,993) (1,046,325)
Regions Financial Corp. (10,446) (245,690)
Reliance, Inc. (3,026) (949,861)
RenaissanceRe Holdings Ltd. (2,715) (659,474)
Repligen Corp. (5,207) (647,647)
Republic Services, Inc., Class A (8,247) (2,033,793)
Revvity, Inc. (16,996) (1,643,853)
Rexford Industrial Realty, Inc.,
REIT (16,259) (578,333)
Reynolds Consumer Products, Inc. (5,653) (121,087)
RH (6,646) (1,256,160)
RLI Corp. (14,606) (1,054,845)
Rockwell Automation, Inc. (677) (224,879)
Roivant Sciences Ltd. (179,371) (2,021,511)
Roper Technologies, Inc. (4,837) (2,741,805)
Ross Stores, Inc. (12,805) (1,633,662)
Royal Caribbean Cruises Ltd. (4,796) (1,501,819)
RPM International, Inc. (3,287) (361,044)
RTX Corp. (9,030) (1,318,561)
Ryan Specialty Holdings, Inc.,
Class A (13,571) (922,692)
S&P Global, Inc. (3,155) (1,663,600)
Saia, Inc. (3,964) (1,086,096)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Sarepta Therapeutics, Inc. (17,337) (296,463)
Schlumberger NV (12,422) (419,864)
Schneider National, Inc., Class B (13,575) (327,836)
Sealed Air Corp. (21,466) (666,090)
SEI Investments Co. (17,942) (1,612,268)
Sempra (15,785) (1,196,029)
Sensata Technologies Holding plc (36,440) (1,097,208)
SharkNinja, Inc. (5,649) (559,195)
Sherwin-Williams Co. (The) (1,373) (471,433)
Shift4 Payments, Inc., Class A (11,308) (1,120,736)
Silgan Holdings, Inc. (14,381) (779,163)
Simpson Manufacturing Co., Inc. (6,505) (1,010,292)
SiteOne Landscape Supply, Inc. (5,022) (607,361)
Skyworks Solutions, Inc. (18,481) (1,377,204)
Snap, Inc., Class A (47,963) (416,798)
Snap-on, Inc. (1,912) (594,976)
SoFi Technologies, Inc. (21,821) (397,360)
Solventum Corp. (6,710) (508,886)
Somnigroup International, Inc. (1,887) (128,410)
Southern Co. (The) (33,353) (3,062,806)
SouthState Corp. (10,276) (945,700)
Southwest Airlines Co. (41,367) (1,341,945)
Southwest Gas Holdings, Inc. (10,768) (801,032)
Spectrum Brands Holdings, Inc. (2,020) (107,060)
Spire, Inc. (10,610) (774,424)
Stanley Black & Decker, Inc. (9,750) (660,563)
Starbucks Corp. (32,124) (2,943,522)
State Street Corp. (13,899) (1,478,020)
Stellantis NV (2) (177,020) (1,773,056)
Sun Communities, Inc., REIT (13,433) (1,699,140)
Super Micro Computer, Inc. (2,640) (129,386)
Synaptics, Inc. (1,823) (118,167)
Synopsys, Inc. (2,842) (1,457,037)
Sysco Corp. (18,106) (1,371,348)
T. Rowe Price Group, Inc. (16,086) (1,552,299)
Take-Two Interactive Software, Inc. (1,552) (376,903)
Target Corp. (2,689) (265,270)
TD SYNNEX Corp. (4,676) (634,533)
Teledyne Technologies, Inc. (2,817) (1,443,177)
Teleflex, Inc. (4,559) (539,603)
Tenaris SA (2) (13,760) (257,927)
Teradata Corp. (24,516) (546,952)
Teradyne, Inc. (12,683) (1,140,455)
Tesla, Inc. (4,574) (1,452,977)
Tetra Tech, Inc. (9,113) (327,703)
Texas Instruments, Inc. (11,768) (2,443,272)
The Campbell's Co. (18,630) (571,010)
Thermo Fisher Scientific, Inc. (2,642) (1,071,225)
Thor Industries, Inc. (6,311) (560,480)
Timken Co. (The) (5,660) (410,633)
T-Mobile US, Inc. (3,865) (920,875)
Toast, Inc., Class A (4,899) (216,977)
TopBuild Corp. (1,882) (609,279)
Toro Co. (The) (1,691) (119,520)
TPG, Inc. (35,639) (1,869,266)
Tractor Supply Co. (20,574) (1,085,690)
TransDigm Group, Inc. (1,400) (2,128,896)
Trex Co., Inc. (36,897) (2,006,459)
TripAdvisor, Inc. (35,338) (461,161)
Tyler Technologies, Inc. (4,613) (2,734,771)
INVESTMENTS SHARES VALUE ($)
United States - (73.4)% (continued)
Ubiquiti, Inc. (1,404) (577,957)
UFP Industries, Inc. (7,427) (737,947)
U-Haul Holding Co. (592) (35,852)
UMB Financial Corp. (2,171) (228,302)
Under Armour, Inc., Class A (28,421) (194,115)
United Bankshares, Inc. (17,097) (622,844)
United Parcel Service, Inc., Class
B (6,960) (702,542)
United Rentals, Inc. (850) (640,390)
UnitedHealth Group, Inc. (2,658) (829,216)
Unity Software, Inc. (38,722) (937,072)
Unum Group (9,233) (745,657)
UWM Holdings Corp., Class A (28,745) (119,004)
Vail Resorts, Inc. (7,013) (1,101,953)
Valaris Ltd. (13,877) (584,360)
Valero Energy Corp. (5,837) (784,610)
Valley National Bancorp (220,123) (1,965,698)
Valvoline, Inc. (17,836) (675,449)
Verizon Communications, Inc. (47,665) (2,062,465)
Vertex Pharmaceuticals, Inc. (4,433) (1,973,572)
VF Corp. (25,949) (304,901)
Viatris, Inc. (106,178) (948,170)
VICI Properties, Inc., Class A,
REIT (43,549) (1,419,697)
Viking Therapeutics, Inc. (18,327) (485,666)
Visa, Inc., Class A (3,479) (1,235,219)
Visteon Corp. (1,671) (155,904)
Vornado Realty Trust, REIT (21,251) (812,638)
Voya Financial, Inc. (10,611) (753,381)
Walt Disney Co. (The) (3,750) (465,038)
Warner Bros Discovery, Inc. (116,946) (1,340,201)
Waste Connections, Inc. (5,523) (1,031,255)
Waste Management, Inc. (15,037) (3,440,766)
Weatherford International plc (6,947) (349,504)
Wells Fargo & Co. (11,464) (918,496)
Welltower, Inc., REIT (15,073) (2,317,172)
West Pharmaceutical Services,
Inc. (2,184) (477,859)
Western Alliance Bancorp (7,701) (600,524)
Westlake Corp. (10,971) (833,028)
WEX, Inc. (1,990) (292,311)
Weyerhaeuser Co., REIT (41,192) (1,058,222)
Whirlpool Corp. (6,920) (701,826)
White Mountains Insurance Group
Ltd. (418) (750,611)
Willis Towers Watson plc (4,265) (1,307,223)
WillScot Holdings Corp. (56,909) (1,559,307)
Wyndham Hotels & Resorts, Inc. (7,903) (641,803)
Wynn Resorts Ltd. (5,739) (537,572)
XPO, Inc. (6,156) (777,441)
Xylem, Inc. (4,464) (577,463)
YETI Holdings, Inc. (11,530) (363,426)
Zimmer Biomet Holdings, Inc. (4,049) (369,309)
(472,859,536)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (46,090) (818,738)
TOTAL COMMON STOCKS
(Proceeds $(818,504,441))                                                     (791,511,963)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.6)%
Germany - ( 0 .6 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (41,338) (2,043,086)
Henkel AG & Co. KGaA
(Preference) (2) (18,409) (1,446,645)
Volkswagen AG (Preference) (2) (3,709) (392,091)
TOTAL PREFERRED STOCKS
(Proceeds $(4,232,371))                                                     (3,881,822)
TOTAL SHORT POSITIONS
(Proceeds $(822,736,812)) (795,393,785)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 66.8%
(Cost $286,817,770) 429,564,870
OTHER ASSETS IN EXCESS OF
LIABILITIES - 33.2% ‡ 213,570,872
NET ASSETS - 100.0% 643,135,742
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,407,238 0 .6%
Consumer Discretionary (8,935,515) ( 1 .4 )
Consumer Staples (21,001,304) ( 3 .3 )
Energy (9,042,683) ( 1 .4 )
Financials (386,548) ( 0 .1 )
Health Care 9,542,079 1 .5
Industrials 8,955,243 1 .4
Information Technology 15,606,369 2 .4
Materials (13,325,765) ( 2 .1 )
Real Estate (2,331,209) ( 0 .3 )
Utilities (5,979,268) ( 0 .9 )
Investment Companies 123,760,222 19 .2
U.S. Treasury Obligations 329,296,011 51 .2
Total Investments In Securities
At Value 429,564,870 66 .8
Other Assets in Excess of
Liabilities ‡ 213,570,872 33 .2
Net Assets
$ 643,135,742 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $759,008,695, which is inclusive of rehypothecated amounts disclosed below. In addition, $112,915,154 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $9,414,352 of investment in securities and
$(7,349,468) of securities sold short, which represents 1.46% and (1.14)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $121,023,306.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 6,091,500 $ (116,939) $ (38,220) $ (155,159)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 6,091,500 (118,467) (36,692) (155,159)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 11,154,000 (193,162) (57,280) (250,442)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 11,154,000 (193,161) (57,281) (250,442)
$ (621,729) $ (189,473) $ (811,202)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 6,829,000 $ 607,771 $ 153,457 $ 761,228
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 6,829,000 607,771 153,457 761,228
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 3,489,000 225,787 41,991 267,778
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 3,489,000 225,787 41,991 267,778
1,667,116 390,896 2,058,012
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .56 % USD 4,465,500 $ (146,703) $ 37,374 $ (109,329)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .56 USD 4,465,500 (145,743) 36,415 (109,328)
(292,446) 73,789 (218,657)
$ 1,374,670 $ 464,685 $ 1,839,355
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 1,217,100,000 $ 2,320 $ 1,255 $ 3,575
Pay 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 1,217,100,000 2,320 1,255 3,575
Pay 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 180,700,000 2,408 454 2,862
Pay 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 180,700,000 2,408 454 2,862
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 8,700,000 (6,783) 12,507 5,724
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 8,600,000 (6,705) 12,363 5,658
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 52,800,000 43,596 (13,049) 30,547
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 52,700,000 43,748 (13,258) 30,490

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 200,000 $ (840) $ 1,017 $ 177
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 200,000 (1,058) 1,235 177
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 130,100,000 249,236 141,568 390,804
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 130,200,000 247,833 143,273 391,106
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 26,800,000 188,923 (127,247) 61,676
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 26,700,000 188,206 (126,760) 61,446
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 51,000,000 (208,687) 353,196 144,509
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 51,000,000 (208,864) 353,373 144,509
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 600,000 2,391 1,193 3,584
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 500,000 2,434 552 2,986
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 10,000,000 80,183 183,169 263,352
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 9,900,000 74,532 186,186 260,718
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 4,100,000 61,458 44,818 106,276
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 4,100,000 61,852 44,424 106,276
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 22,100,000 (44,073) 51,593 7,520
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 22,200,000 (43,946) 51,500 7,554
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 3,000,000 47,275 16,944 64,219
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,900,000 44,991 17,087 62,078
Pay 1D SORA Semi 1.50% Semi 9/15/2027 SGD 13,200,000 (4,940) 18,788 13,848
Pay 1D SORA Semi 1.50% Semi 9/15/2027 SGD 13,200,000 (4,940) 18,788 13,848
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 2,900,000 (3,097) 5,992 2,895
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 2,900,000 (3,097) 5,992 2,895
Pay 1D SORA Semi 2.00% Semi 9/18/2030 SGD 4,600,000 (1,724) 59,271 57,547
Pay 1D SORA Semi 2.00% Semi 9/18/2030 SGD 4,700,000 (1,692) 60,491 58,799
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 2,200,000 7,865 17,185 25,050
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 2,300,000 9,031 17,157 26,188
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 561,000,000 22,591 89,006 111,597
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 561,000,000 22,590 89,007 111,597
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 427,100,000 70,236 24,156 94,392
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 427,100,000 70,237 24,156 94,393
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 343,300,000 569 116,217 116,786
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 343,300,000 569 116,217 116,786
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 71,500,000 11,985 11,815 23,800
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 71,500,000 11,980 11,820 23,800
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 132,300,000 6,042 2,410 8,452
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 132,300,000 6,042 2,410 8,452
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 107,700,000 11,246 (1,654) 9,592
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 107,700,000 11,246 (1,654) 9,592
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 35,200,000 8,431 15,422 23,853
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 35,200,000 8,431 15,422 23,853
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 9,900,000 5,634 411 6,045
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 9,900,000 5,634 411 6,045
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 521,700,000 (19,148) 31,828 12,680
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 521,600,000 (19,145) 31,822 12,677
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 223,800,000 (6,766) 25,700 18,934
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 223,700,000 (6,793) 25,717 18,924
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 105,000,000 4,059 874 4,933
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 105,000,000 4,059 874 4,933
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 34,000,000 8,339 (2,654) 5,685
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 34,000,000 8,339 (2,654) 5,685
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 22,500,000 3,288 474 3,762
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 22,500,000 3,289 474 3,763

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 17,000,000 $ 6,528 $ (3,361) $ 3,167
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 17,000,000 6,528 (3,361) 3,167
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 75,900,000 201,525 56,944 258,469
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 76,000,000 201,817 56,992 258,809
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 78,300,000 103,732 124,512 228,244
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 78,300,000 103,772 124,472 228,244
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 32,600,000 325,300 28,295 353,595
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 32,400,000 323,305 28,121 351,426
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 6,300,000 33,059 24,914 57,973
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 6,400,000 33,583 25,309 58,892
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 5,900,000 69,042 30,911 99,953
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 5,800,000 67,872 30,387 98,259
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 3,650,000,000 (8,219) 10,299 2,080
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 3,650,000,000 (8,219) 10,299 2,080
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 26,800,000 (11,152) 32,085 20,933
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 26,800,000 (11,152) 32,085 20,933
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 16,000,000 (13,909) 41,483 27,574
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 16,100,000 (13,846) 41,593 27,747
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 800,000 466 844 1,310
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 800,000 466 844 1,310
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 33,700,000 (908) 3,406 2,498
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 33,700,000 (908) 3,406 2,498
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 22,900,000 102 1,795 1,897
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 23,000,000 103 1,803 1,906
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/18/2030 ZAR 18,400,000 (3,567) 9,328 5,761
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/18/2030 ZAR 18,400,000 (3,567) 9,328 5,761
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 2,000,000 (600) 853 253
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 2,000,000 (600) 853 253
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 1,098,100,000 (259,730) 583,141 323,411
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 1,098,100,000 (259,730) 583,141 323,411
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 324,000,000 (45,194) 131,891 86,697
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 324,000,000 (45,194) 131,891 86,697
Pay 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 31,000,000 24,303 25,197 49,500
Pay 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 31,000,000 24,303 25,197 49,500
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 37,000,000 29,262 22,735 51,997
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 37,000,000 29,262 22,735 51,997
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 349,400,000 7,731 (3,288) 4,443
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 349,400,000 7,731 (3,288) 4,443
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 90,400,000 358,081 669,681 1,027,762
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 90,400,000 357,547 670,216 1,027,763
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 1,700,000 13,596 4,215 17,811
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 1,700,000 12,982 4,829 17,811
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 2,200,000 35,532 9,084 44,616
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 2,200,000 34,214 10,402 44,616
Pay 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 156,400,000 (956) 1,226 270
Pay 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 156,400,000 (956) 1,227 271
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 35,100,000 3,881 398,678 402,559
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 35,100,000 3,461 399,099 402,560
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 35,600,000 439,688 (102,087) 337,601
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 35,500,000 438,027 (101,374) 336,653
Pay 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 16,500,000 6,597 900 7,497
Pay 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 16,500,000 6,597 900 7,497
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 900,000 1,333 413 1,746
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 900,000 1,333 413 1,746
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 11,000,000 2,710 20,116 22,826

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 11,000,000 $ 2,710 $ 20,116 $ 22,826
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 18,600,000 87,980 7,621 95,601
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 18,500,000 87,315 7,772 95,087
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 3,600,000 25,345 (2,167) 23,178
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 3,600,000 22,791 388 23,179
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 2,400,000 2,581 22,757 25,338
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 2,400,000 2,470 22,869 25,339
Receive 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 1,700,000 9,211 (5,203) 4,008
Receive 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 1,600,000 8,415 (4,642) 3,773
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 29,800,000 47,625 (25,412) 22,213
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 29,800,000 47,625 (25,412) 22,213
Receive 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 7,500,000 2,772 2,292 5,064
Receive 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 7,500,000 2,849 2,215 5,064
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 10,100,000 33,694 99,602 133,296
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 10,100,000 33,164 100,132 133,296
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 6,600,000 52,780 54,155 106,935
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 6,600,000 53,654 53,281 106,935
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 3,900,000 90,213 161,428 251,641
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 3,800,000 89,641 155,547 245,188
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 2,800,000 96,267 88,187 184,454
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 2,700,000 92,805 85,061 177,866
4,594,419 7,223,109 11,817,528
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 1,000,000 (4,402) 42 (4,360)
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 1,000,000 (4,414) 54 (4,360)
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 300,000 (474) 205 (269)
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 300,000 (580) 311 (269)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 610,000,000 (1,547) (2,171) (3,718)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 610,000,000 (1,547) (2,171) (3,718)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 20,000,000 404 (618) (214)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 20,000,000 404 (618) (214)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 149,000,000 (15,018) (1,278) (16,296)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 149,000,000 (15,018) (1,278) (16,296)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 26,000,000 (170,234) (115,627) (285,861)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 26,000,000 (170,125) (115,737) (285,862)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 7,300,000 (71,399) (25,731) (97,130)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 7,200,000 (69,655) (26,144) (95,799)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 214,300,000 (657,749) 434,101 (223,648)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 214,300,000 (655,228) 431,580 (223,648)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 30,200,000 (502,475) 496,651 (5,824)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 30,300,000 (509,886) 504,043 (5,843)
Pay 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 46,500,000 (76,411) 11,532 (64,879)
Pay 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 46,400,000 (74,938) 10,199 (64,739)
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 19,700,000 (36,316) 10,793 (25,523)
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 19,800,000 (36,434) 10,782 (25,652)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 9/17/2027 KRW 10,811,800,000 (58,873) 464 (58,409)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 9/17/2027 KRW 10,811,800,000 (58,873) 464 (58,409)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 2,000,000,000 (8,734) (1,644) (10,378)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 2,000,000,000 (8,734) (1,644) (10,378)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 17,600,000 (29,526) 21,321 (8,205)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 17,600,000 (29,526) 21,321 (8,205)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 148,700,000 (23,971) 14,564 (9,407)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 148,700,000 (23,971) 14,564 (9,407)
Pay 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 116,800,000 (695) (737) (1,432)
Pay 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 116,800,000 (695) (737) (1,432)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 119,000,000 (61,285) 49,859 (11,426)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 118,900,000 (63,181) 51,765 (11,416)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 102,200,000 5,190 (7,278) (2,088)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 102,200,000 $ 5,190 $ (7,278) $ (2,088)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 5,400,000 318 (489) (171)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 5,400,000 318 (489) (171)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 32,700,000 2,388 (12,670) (10,282)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 32,700,000 2,388 (12,670) (10,282)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 3,500,000 555 (1,790) (1,235)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 3,500,000 555 (1,790) (1,235)
Pay 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 10,900,000 (4,310) (5,174) (9,484)
Pay 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 11,000,000 (4,304) (5,267) (9,571)
Pay 6M WIBOR Semi 4.00% Annual 9/18/2030 PLN 3,600,000 (4,138) (4,070) (8,208)
Pay 6M WIBOR Semi 4.00% Annual 9/18/2030 PLN 3,500,000 (4,035) (3,945) (7,980)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 3,100,000 (1,880) (3,778) (5,658)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 3,200,000 (1,941) (3,900) (5,841)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 2,995,500,000 (2,628) 178 (2,450)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 2,995,500,000 (2,628) 178 (2,450)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 2,708,200,000 (2,351) 160 (2,191)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 2,708,200,000 (2,351) 160 (2,191)
Receive 1D IBR Qtrly 9.00% Qtrly 9/17/2030 COP 1,539,100,000 (1,533) (2,721) (4,254)
Receive 1D IBR Qtrly 9.00% Qtrly 9/17/2030 COP 1,539,100,000 (1,533) (2,721) (4,254)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 502,500,000 (187) (953) (1,140)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 502,500,000 (187) (953) (1,140)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 3,600,000 380 (6,792) (6,412)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 3,600,000 373 (6,785) (6,412)
Receive 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 700,000 2,315 (4,397) (2,082)
Receive 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 800,000 2,543 (4,922) (2,379)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 11,100,000 (24,301) (30,215) (54,516)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 11,000,000 (24,239) (29,786) (54,025)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 27,000,000 (195,769) 58,700 (137,069)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 27,100,000 (195,139) 57,562 (137,577)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 1,000,000 (17,641) 1,570 (16,071)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 1,100,000 (19,405) 1,727 (17,678)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 (1,690) 9 (1,681)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 (1,690) 9 (1,681)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 90,400,000 (1,029,460) (931,527) (1,960,987)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 90,300,000 (1,029,419) (929,399) (1,958,818)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 5,400,000 (35,072) (21,895) (56,967)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 5,300,000 (45,115) (10,797) (55,912)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 800,000 (4,122) (3,017) (7,139)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 900,000 (2,311) (5,721) (8,032)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 638,100,000 (16,279) (3,641) (19,920)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 638,100,000 (16,279) (3,641) (19,920)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 9,875,000,000 (197,817) (47,472) (245,289)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 9,875,000,000 (197,817) (47,472) (245,289)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 229,900,000 (246) (2,813) (3,059)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 229,900,000 (228) (2,831) (3,059)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 517,000,000 (86,777) (1,851) (88,628)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 517,000,000 (86,777) (1,851) (88,628)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 285,300,000 (34,788) (7,086) (41,874)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 285,300,000 (34,788) (7,086) (41,874)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 10,700,000 (202,529) (4,600) (207,129)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 10,600,000 (201,977) (3,216) (205,193)
Receive 6M BBR Semi 4.50% Semi 9/13/2035 AUD 14,800,000 (163,129) (163,470) (326,599)
Receive 6M BBR Semi 4.50% Semi 9/13/2035 AUD 14,900,000 (167,235) (161,571) (328,806)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 3,500,000 29,313 (59,389) (30,076)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 3,500,000 29,279 (59,355) (30,076)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 600,000 2,872 (7,260) (4,388)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 700,000 3,345 (8,464) (5,119)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 93,000,000 $ (10,597) $ (51,600) $ (62,197)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 93,000,000 (10,597) (51,600) (62,197)
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 19,800,000 (14,806) (12,535) (27,341)
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 19,800,000 (14,806) (12,535) (27,341)
Receive 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 4,500,000 (1,865) (5,095) (6,960)
Receive 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 4,500,000 (1,865) (5,095) (6,960)
(7,474,365) (885,985) (8,360,350)
$ (2,879,946) $ 6,337,124 $ 3,457,178
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.95%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR (1,463,136) $ 13,458
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/11/2025 KRW 13,836,987,500 804,578
Total unrealized appreciation 818,036
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2025 HKD 143,038,500 (224,414)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 89,833,349 (18,010)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/19/2025 CHF 20,112,690 (303,834)
Total unrealized depreciation (546,258)
Net unrealized appreciation $ 271,778
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 178 7/2025 USD $ 11,879,720 $ (519,004)
CAC 40 10 Euro Index 2 7/2025 EUR 180,698 93
Hang Seng Index 171 7/2025 HKD 26,231,785 (159,284)
HSCEI 18 7/2025 HKD 993,904 (5,464)
IBEX 35 Index 76 7/2025 EUR 12,462,485 76,782
IFSC NIFTY 50 Index 195 7/2025 USD 9,984,390 115,760
LME Aluminum Base Metal 3 7/2025 USD 194,824 17,290
LME Aluminum Base Metal 4 7/2025 USD 259,780 22,898
LME Aluminum Base Metal 5 7/2025 USD 324,675 34,650
LME Aluminum Base Metal 2 7/2025 USD 129,877 10,871
LME Aluminum Base Metal 2 7/2025 USD 129,890 9,629
LME Aluminum Base Metal 2 7/2025 USD 129,776 10,562
LME Aluminum Base Metal 6 7/2025 USD 389,520 33,555
LME Aluminum Base Metal 7 7/2025 USD 454,615 36,344
LME Aluminum Base Metal 9 7/2025 USD 583,783 37,599
LME Aluminum Base Metal 12 7/2025 USD 778,398 46,760
LME Aluminum Base Metal 16 7/2025 USD 1,039,120 85,632
LME Aluminum Base Metal 17 7/2025 USD 1,102,548 63,144
LME Aluminum Base Metal 10 7/2025 USD 648,610 40,673
LME Aluminum Base Metal 10 7/2025 USD 648,773 42,874
LME Aluminum Base Metal 24 7/2025 USD 1,558,242 72,705
LME Aluminum Base Metal 47 7/2025 USD 3,050,970 109,679
LME Copper Base Metal 1 7/2025 USD 247,831 13,448
LME Copper Base Metal 1 7/2025 USD 247,831 13,448

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 7/2025 USD $ 251,267 $ 8,803
LME Copper Base Metal 2 7/2025 USD 496,512 38,679
LME Copper Base Metal 2 7/2025 USD 501,459 28,654
LME Copper Base Metal 5 7/2025 USD 1,245,779 89,516
LME Copper Base Metal 8 7/2025 USD 1,984,096 117,668
LME Copper Base Metal 9 7/2025 USD 2,243,302 195,778
LME Copper Base Metal 10 7/2025 USD 2,478,308 176,040
LME Copper Base Metal 19 7/2025 USD 4,757,353 611,346
LME Copper Base Metal 26 7/2025 USD 6,500,312 785,906
LME Copper Base Metal 29 7/2025 USD 7,241,648 974,822
LME Copper Base Metal 33 7/2025 USD 8,229,565 849,441
LME Lead Base Metal 3 7/2025 USD 151,589 10,731
LME Lead Base Metal 3 7/2025 USD 151,982 8,200
LME Lead Base Metal 1 7/2025 USD 50,679 2,396
LME Lead Base Metal 1 7/2025 USD 50,694 1,621
LME Lead Base Metal 1 7/2025 USD 50,696 1,460
LME Lead Base Metal 1 7/2025 USD 50,586 3,335
LME Lead Base Metal 1 7/2025 USD 50,605 2,813
LME Lead Base Metal 1 7/2025 USD 50,698 1,807
LME Lead Base Metal 1 7/2025 USD 50,548 3,421
LME Lead Base Metal 8 7/2025 USD 404,536 32,415
LME Nickel Base Metal 4 7/2025 USD 361,378 (12,747)
LME Nickel Base Metal 6 7/2025 USD 542,153 (19,710)
LME Nickel Base Metal 7 7/2025 USD 632,586 (25,322)
LME Nickel Base Metal 8 7/2025 USD 722,642 (14,091)
LME Nickel Base Metal 9 7/2025 USD 814,703 (23,249)
LME Nickel Base Metal 11 7/2025 USD 994,653 (40,478)
LME Nickel Base Metal 14 7/2025 USD 1,266,222 (57,031)
LME Nickel Base Metal 19 7/2025 USD 1,713,923 68,514
LME Nickel Base Metal 22 7/2025 USD 1,985,710 34,247
LME Nickel Base Metal 12 7/2025 USD 1,081,413 (76,737)
LME Nickel Base Metal 12 7/2025 USD 1,085,204 (48,898)
LME Nickel Base Metal 12 7/2025 USD 1,083,327 (10,052)
LME Nickel Base Metal 15 7/2025 USD 1,356,826 (54,318)
LME Nickel Base Metal 15 7/2025 USD 1,357,434 (51,119)
LME Nickel Base Metal 15 7/2025 USD 1,352,036 (76,849)
LME Nickel Base Metal 15 7/2025 USD 1,353,362 42,918
LME Zinc Base Metal 2 7/2025 USD 137,092 391
LME Zinc Base Metal 7 7/2025 USD 481,016 16,895
LME Zinc Base Metal 8 7/2025 USD 548,822 27,998
LME Zinc Base Metal 11 7/2025 USD 756,038 47,605
LME Zinc Base Metal 12 7/2025 USD 824,511 55,413
LME Zinc Base Metal 16 7/2025 USD 1,098,100 76,278
LME Zinc Base Metal 24 7/2025 USD 1,648,854 58,707
LME Zinc Base Metal 25 7/2025 USD 1,713,294 (39,718)
LME Zinc Base Metal 28 7/2025 USD 1,922,473 50,289
LME Zinc Base Metal 13 7/2025 USD 891,537 26,629
LME Zinc Base Metal 13 7/2025 USD 891,459 34,540
LME Zinc Base Metal 13 7/2025 USD 891,303 33,264
LME Zinc Base Metal 13 7/2025 USD 892,099 34,129
LME Zinc Base Metal 13 7/2025 USD 891,816 21,815
LME Zinc Base Metal 13 7/2025 USD 892,379 46,536
MSCI Singapore Index 320 7/2025 SGD 10,349,980 122,297
NY Harbor ULSD 305 7/2025 USD 29,159,403 (443,983)
OMXS30 Index 133 7/2025 SEK 3,504,624 33,220
Rapeseed 85 7/2025 EUR 2,340,439 (80,687)
RBOB Gasoline 140 7/2025 USD 12,183,948 (443,999)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SGX FTSE China A50 Index 2,209 7/2025 USD $ 29,574,092 $ (317,169)
SGX FTSE Taiwan Index 57 7/2025 USD 4,157,580 10,829
WTI Crude Oil 396 7/2025 USD 25,783,560 (74,214)
100 oz Gold 59 8/2025 USD 19,515,430 (263,008)
CBOE Volatility Index 85 8/2025 USD 1,708,296 (132,389)
Feeder Cattle 17 8/2025 USD 2,640,737 111,608
Italian Base Electricity 5 8/2025 EUR 489,773 (59,001)
Lean Hogs 99 8/2025 USD 4,257,000 (182,784)
Live Cattle 230 8/2025 USD 19,676,500 358,668
LME Aluminum Base Metal 3 8/2025 USD 194,844 5,243
LME Aluminum Base Metal 11 8/2025 USD 713,952 46,838
LME Aluminum Base Metal 13 8/2025 USD 844,204 42,559
LME Aluminum Base Metal 17 8/2025 USD 1,104,180 50,129
LME Aluminum Base Metal 22 8/2025 USD 1,428,152 106,917
LME Aluminum Base Metal 12 8/2025 USD 779,592 44,563
LME Aluminum Base Metal 12 8/2025 USD 778,419 55,022
LME Aluminum Base Metal 28 8/2025 USD 1,819,146 101,612
LME Aluminum Base Metal 30 8/2025 USD 1,946,655 108,778
LME Aluminum Base Metal 76 8/2025 USD 4,931,982 250,461
LME Copper Base Metal 1 8/2025 USD 247,167 6,872
LME Copper Base Metal 1 8/2025 USD 247,749 9,540
LME Copper Base Metal 3 8/2025 USD 743,492 54,084
LME Copper Base Metal 5 8/2025 USD 1,235,876 35,268
LME Copper Base Metal 4 8/2025 USD 990,738 39,752
LME Copper Base Metal 4 8/2025 USD 990,938 39,377
LME Copper Base Metal 4 8/2025 USD 990,638 40,177
LME Copper Base Metal 6 8/2025 USD 1,486,685 66,121
LME Copper Base Metal 6 8/2025 USD 1,486,235 77,956
LME Copper Base Metal 15 8/2025 USD 3,708,142 151,566
LME Lead Base Metal 1 8/2025 USD 50,886 1,577
LME Lead Base Metal 2 8/2025 USD 101,842 2,837
LME Lead Base Metal 3 8/2025 USD 152,529 6,952
LME Lead Base Metal 3 8/2025 USD 152,210 5,623
LME Lead Base Metal 4 8/2025 USD 203,684 6,448
LME Lead Base Metal 4 8/2025 USD 203,684 6,623
LME Nickel Base Metal 2 8/2025 USD 181,288 (5,271)
LME Nickel Base Metal 2 8/2025 USD 181,396 (7,044)
LME Nickel Base Metal 5 8/2025 USD 454,646 (19)
LME Nickel Base Metal 7 8/2025 USD 634,320 (22,817)
LME Nickel Base Metal 6 8/2025 USD 544,792 (11,606)
LME Nickel Base Metal 6 8/2025 USD 544,447 (19,150)
LME Nickel Base Metal 15 8/2025 USD 1,358,244 (16,801)
LME Nickel Base Metal 19 8/2025 USD 1,725,448 (49,589)
LME Nickel Base Metal 20 8/2025 USD 1,816,801 (46,979)
LME Nickel Base Metal 31 8/2025 USD 2,819,263 (45,019)
LME Zinc Base Metal 11 8/2025 USD 755,706 13,033
LME Zinc Base Metal 17 8/2025 USD 1,167,874 20,358
LME Zinc Base Metal 20 8/2025 USD 1,371,265 68,555
LME Zinc Base Metal 22 8/2025 USD 1,509,217 63,751
LME Zinc Base Metal 29 8/2025 USD 1,992,800 43,728
LME Zinc Base Metal 30 8/2025 USD 2,060,955 55,978
LME Zinc Base Metal 23 8/2025 USD 1,580,497 28,240
LME Zinc Base Metal 23 8/2025 USD 1,580,497 (7,878)
LME Zinc Base Metal 48 8/2025 USD 3,298,428 46,704
LME Zinc Base Metal 38 8/2025 USD 2,608,092 127,761
LME Zinc Base Metal 38 8/2025 USD 2,610,344 50,723
Low Sulphur Gasoil 532 8/2025 USD 35,165,200 1,594,116

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Mont Belvieu Propane 20 8/2025 USD $ 617,753 $ (71,698)
Phelix De Base Electricity 3 8/2025 EUR 202,105 (29,512)
Australia 10 Year Bond 166 9/2025 AUD 12,532,106 99,377
Australia 3 Year Bond 450 9/2025 AUD 31,918,182 121,814
Canada 10 Year Bond 128 9/2025 CAD 11,476,057 63,473
CBOE Volatility Index 99 9/2025 USD 2,049,419 (94,956)
Cocoa 27 9/2025 USD 2,430,000 (87,927)
Cocoa 90 9/2025 GBP 7,336,952 (641,182)
Coffee 'C' 76 9/2025 USD 8,552,850 (1,420,548)
Crude Oil 28 9/2025 USD 1,822,940 (499)
Crude Palm Oil 56 9/2025 MYR 1,325,353 (26,783)
DAX Index 18 9/2025 EUR 12,747,834 235,180
DJIA CBOT E-Mini Index 36 9/2025 USD 7,990,020 243,765
Euro STOXX 50 Index 147 9/2025 EUR 9,224,161 69,230
EURO STOXX 50 Volatility Index 3 9/2025 EUR 6,926 (161)
Euro-BTP 446 9/2025 EUR 63,579,757 174,764
Euro-Bund 114 9/2025 EUR 17,488,105 (100,244)
Euro-Buxl 96 9/2025 EUR 13,432,022 (244,562)
Euro-OAT 338 9/2025 EUR 49,314,500 (265,689)
Fcoj-a 5 9/2025 USD 168,450 (39,619)
FTSE 100 Index 113 9/2025 GBP 13,633,345 (35,242)
FTSE/JSE Top 40 Index 229 9/2025 ZAR 11,613,015 128,013
FTSE/MIB Index 83 9/2025 EUR 19,481,620 167,441
KOSPI 200 Index 241 9/2025 KRW 18,578,125 1,131,181
LME Aluminum Base Metal 1 9/2025 USD 64,964 2,931
LME Aluminum Base Metal 11 9/2025 USD 714,810 22,904
LME Aluminum Base Metal 13 9/2025 USD 844,249 9,184
LME Aluminum Base Metal 14 9/2025 USD 909,716 40,518
LME Aluminum Base Metal 20 9/2025 USD 1,297,250 8,195
LME Aluminum Base Metal 21 9/2025 USD 1,363,982 27,650
LME Aluminum Base Metal 22 9/2025 USD 1,428,730 10,708
LME Aluminum Base Metal 28 9/2025 USD 1,819,608 69,408
LME Aluminum Base Metal 32 9/2025 USD 2,078,152 24,889
LME Aluminum Base Metal 177 9/2025 USD 11,505,266 250,039
LME Copper Base Metal 1 9/2025 USD 246,773 3,395
LME Copper Base Metal 2 9/2025 USD 494,366 6,361
LME Copper Base Metal 2 9/2025 USD 493,584 8,579
LME Copper Base Metal 6 9/2025 USD 1,483,335 36,719
LME Copper Base Metal 7 9/2025 USD 1,727,411 41,905
LME Copper Base Metal 4 9/2025 USD 988,859 33,148
LME Copper Base Metal 4 9/2025 USD 988,827 29,566
LME Copper Base Metal 9 9/2025 USD 2,224,602 53,328
LME Copper Base Metal 11 9/2025 USD 2,719,175 50,421
LME Copper Base Metal 12 9/2025 USD 2,960,625 9,593
LME Copper Base Metal 13 9/2025 USD 3,208,049 55,190
LME Copper Base Metal 30 9/2025 USD 7,415,190 186,261
LME Copper Base Metal 73 9/2025 USD 18,035,891 532,757
LME Lead Base Metal 1 9/2025 USD 51,086 1,309
LME Lead Base Metal 2 9/2025 USD 102,063 2,808
LME Lead Base Metal 2 9/2025 USD 101,894 2,913
LME Lead Base Metal 4 9/2025 USD 204,417 36
LME Lead Base Metal 4 9/2025 USD 204,537 26
LME Lead Base Metal 3 9/2025 USD 152,800 5,043
LME Lead Base Metal 3 9/2025 USD 152,819 4,724
LME Lead Base Metal 3 9/2025 USD 153,159 4,876
LME Nickel Base Metal 1 9/2025 USD 91,202 1,853
LME Nickel Base Metal 5 9/2025 USD 455,800 5,188

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 3 9/2025 USD $ 273,014 $ (5,095)
LME Nickel Base Metal 3 9/2025 USD 273,300 1,131
LME Nickel Base Metal 4 9/2025 USD 363,978 (6,074)
LME Nickel Base Metal 4 9/2025 USD 363,937 (7,083)
LME Nickel Base Metal 8 9/2025 USD 729,400 (10,988)
LME Nickel Base Metal 10 9/2025 USD 912,166 12,106
LME Nickel Base Metal 16 9/2025 USD 1,456,234 (33,134)
LME Nickel Base Metal 17 9/2025 USD 1,550,289 36,567
LME Zinc Base Metal 2 9/2025 USD 137,459 2,828
LME Zinc Base Metal 7 9/2025 USD 481,399 16,315
LME Zinc Base Metal 5 9/2025 USD 343,877 13,363
LME Zinc Base Metal 5 9/2025 USD 343,899 10,884
LME Zinc Base Metal 12 9/2025 USD 824,904 9,468
LME Zinc Base Metal 13 9/2025 USD 893,669 16,617
LME Zinc Base Metal 17 9/2025 USD 1,168,295 29,131
LME Zinc Base Metal 21 9/2025 USD 1,443,845 38,357
LME Zinc Base Metal 23 9/2025 USD 1,581,106 3,237
LME Zinc Base Metal 25 9/2025 USD 1,718,625 70,425
LME Zinc Base Metal 16 9/2025 USD 1,100,320 37,072
LME Zinc Base Metal 16 9/2025 USD 1,100,320 15,472
LME Zinc Base Metal 41 9/2025 USD 2,820,144 129,896
LME Zinc Base Metal 245 9/2025 USD 16,860,165 349,611
Long Gilt 24 9/2025 GBP 3,067,049 12,365
MSCI EAFE Index 44 9/2025 USD 5,899,740 75,420
MSCI Emerging Markets Index 496 9/2025 USD 30,590,800 688,522
NASDAQ 100 E-Mini Index 27 9/2025 USD 12,362,355 494,323
Palladium 11 9/2025 USD 1,217,810 37,122
Phelix De Base Electricity 1 9/2025 EUR 235,385 (12,506)
Russell 2000 E-Mini Index 116 9/2025 USD 12,711,860 300,617
S&P 500 E-Mini Index 89 9/2025 USD 27,829,188 917,460
S&P Midcap 400 E-Mini Index 36 9/2025 USD 11,251,800 192,954
S&P/TSX 60 Index 125 9/2025 CAD 29,373,967 378,546
Silver 53 9/2025 USD 9,585,580 (73,046)
SPI 200 Index 221 9/2025 AUD 31,042,912 (846)
Sugar No. 11 634 9/2025 USD 11,503,296 (447,464)
U.S. Treasury 10 Year Note 10 9/2025 USD 1,121,406 3,125
Wheat 93 9/2025 USD 2,502,862 (80,252)
White Sugar 10 9/2025 USD 232,550 (191)
CBOE Volatility Index 69 10/2025 USD 1,456,383 (15,043)
Canola 44 11/2025 CAD 458,628 539
CBOE Volatility Index 56 11/2025 USD 1,192,800 (22,549)
3 Month Euro Euribor 331 12/2025 EUR 95,715,932 (48,298)
90-Day Australian Bank Bill 141 12/2025 AUD 92,099,697 48,803
90-Day New Zealand Bill 71 12/2025 NZD 42,952,902 3,301
ECX Emission 40 12/2025 EUR 3,249,728 (271,591)
Italian Base Electricity 1 12/2025 EUR 1,077,906 (33,481)
Soybean Oil 147 12/2025 USD 4,652,550 404,336
UK Allowances Carbon Dioxide Emissions 18 12/2025 GBP 1,138,531 60,615
3 Month CORRA 315 3/2026 CAD 56,456,536 (14,348)
3 Month Euro Euribor 703 3/2026 EUR 203,339,673 (142,039)
3 Month SARON 201 3/2026 CHF 63,451,352 (95,177)
3 Month SONIA 379 3/2026 GBP 125,369,975 147,096
90-Day Australian Bank Bill 299 3/2026 AUD 195,346,636 116,267
90-Day New Zealand Bill 69 3/2026 NZD 41,745,005 (1,216)
3 Month CORRA 195 6/2026 CAD 34,958,234 2,256
3 Month Euro Euribor 746 6/2026 EUR 215,744,281 (136,777)
3 Month SARON 149 6/2026 CHF 47,045,466 (53,441)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SOFR 16 6/2026 USD $ 3,864,000 $ (3,799)
3 Month SONIA 538 6/2026 GBP 178,242,755 269,300
90-Day Australian Bank Bill 856 6/2026 AUD 559,266,935 118,807
90-Day New Zealand Bill 68 6/2026 NZD 41,134,971 8,248
3 Month CORRA 119 9/2026 CAD 21,331,302 (28,070)
3 Month Euro Euribor 343 9/2026 EUR 99,150,643 (39,867)
3 Month SARON 179 9/2026 CHF 56,506,428 (75,597)
3 Month SOFR 23 9/2026 USD 5,567,438 11,306
3 Month SONIA 569 9/2026 GBP 188,649,930 435,290
90-Day Australian Bank Bill 184 9/2026 AUD 120,210,373 20,105
3 Month CORRA 94 12/2026 CAD 16,842,170 2,108
3 Month Euro Euribor 434 12/2026 EUR 125,379,231 (27,041)
3 Month SARON 106 12/2026 CHF 33,448,547 (43,214)
3 Month SOFR 69 12/2026 USD 16,722,150 43,180
3 Month SONIA 379 12/2026 GBP 125,682,116 313,714
3 Month Euro Euribor 441 3/2027 EUR 127,304,075 (25,885)
3 Month SOFR 52 3/2027 USD 12,606,100 23,720
3 Month SONIA 80 3/2027 GBP 26,526,461 60,420
3 Month Euro Euribor 445 6/2027 EUR 128,360,475 (79,085)
3 Month SOFR 71 6/2027 USD 17,210,400 32,770
3 Month SONIA 70 6/2027 GBP 23,203,447 51,996
3 Month Euro Euribor 43 9/2027 EUR 12,392,608 (6,729)
3 Month SOFR 78 9/2027 USD 18,897,450 38,552
3 Month SONIA 70 9/2027 GBP 23,195,040 47,203
Total of long contracts 11,395,383
Short Contracts
CBOE Volatility Index (87) 7/2025 USD (1,627,988) 136,337
EURO STOXX 50 Volatility Index (38) 7/2025 EUR (82,810) 7,830
LME Aluminum Base Metal (3) 7/2025 USD (194,824) (16,581)
LME Aluminum Base Metal (4) 7/2025 USD (259,780) (23,273)
LME Aluminum Base Metal (5) 7/2025 USD (324,675) (35,373)
LME Aluminum Base Metal (2) 7/2025 USD (129,876) (10,823)
LME Aluminum Base Metal (2) 7/2025 USD (129,776) (10,693)
LME Aluminum Base Metal (2) 7/2025 USD (129,890) (9,914)
LME Aluminum Base Metal (6) 7/2025 USD (389,520) (32,906)
LME Aluminum Base Metal (7) 7/2025 USD (454,615) (36,277)
LME Aluminum Base Metal (9) 7/2025 USD (583,783) (35,135)
LME Aluminum Base Metal (12) 7/2025 USD (778,398) (46,329)
LME Aluminum Base Metal (16) 7/2025 USD (1,039,120) (86,012)
LME Aluminum Base Metal (17) 7/2025 USD (1,102,548) (65,599)
LME Aluminum Base Metal (10) 7/2025 USD (648,610) (41,640)
LME Aluminum Base Metal (10) 7/2025 USD (648,773) (44,152)
LME Aluminum Base Metal (24) 7/2025 USD (1,558,242) (81,136)
LME Aluminum Base Metal (47) 7/2025 USD (3,050,970) (118,610)
LME Copper Base Metal (1) 7/2025 USD (251,267) (8,400)
LME Copper Base Metal (1) 7/2025 USD (247,831) (13,833)
LME Copper Base Metal (1) 7/2025 USD (247,831) (13,833)
LME Copper Base Metal (2) 7/2025 USD (501,459) (27,740)
LME Copper Base Metal (2) 7/2025 USD (496,512) (39,217)
LME Copper Base Metal (5) 7/2025 USD (1,245,779) (93,186)
LME Copper Base Metal (8) 7/2025 USD (1,984,096) (121,322)
LME Copper Base Metal (9) 7/2025 USD (2,243,302) (192,322)
LME Copper Base Metal (10) 7/2025 USD (2,478,308) (168,334)
LME Copper Base Metal (19) 7/2025 USD (4,757,353) (596,044)
LME Copper Base Metal (26) 7/2025 USD (6,500,312) (794,678)
LME Copper Base Metal (29) 7/2025 USD (7,241,648) (996,718)
LME Copper Base Metal (33) 7/2025 USD (8,229,565) (837,354)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (3) 7/2025 USD $ (151,588) $ (10,861)
LME Lead Base Metal (3) 7/2025 USD (151,982) (8,440)
LME Lead Base Metal (1) 7/2025 USD (50,679) (2,338)
LME Lead Base Metal (1) 7/2025 USD (50,694) (1,647)
LME Lead Base Metal (1) 7/2025 USD (50,696) (1,499)
LME Lead Base Metal (1) 7/2025 USD (50,586) (3,388)
LME Lead Base Metal (1) 7/2025 USD (50,605) (2,982)
LME Lead Base Metal (1) 7/2025 USD (50,698) (1,701)
LME Lead Base Metal (1) 7/2025 USD (50,548) (3,639)
LME Lead Base Metal (8) 7/2025 USD (404,536) (34,304)
LME Nickel Base Metal (4) 7/2025 USD (361,378) 14,462
LME Nickel Base Metal (6) 7/2025 USD (542,153) 21,647
LME Nickel Base Metal (7) 7/2025 USD (632,586) 22,593
LME Nickel Base Metal (8) 7/2025 USD (722,642) 20,134
LME Nickel Base Metal (9) 7/2025 USD (814,703) 27,130
LME Nickel Base Metal (11) 7/2025 USD (994,653) 46,200
LME Nickel Base Metal (14) 7/2025 USD (1,266,222) 60,936
LME Nickel Base Metal (19) 7/2025 USD (1,713,923) (68,850)
LME Nickel Base Metal (22) 7/2025 USD (1,985,710) (29,536)
LME Nickel Base Metal (12) 7/2025 USD (1,081,413) 72,951
LME Nickel Base Metal (12) 7/2025 USD (1,085,204) 47,680
LME Nickel Base Metal (12) 7/2025 USD (1,083,327) 14,637
LME Nickel Base Metal (15) 7/2025 USD (1,357,434) 56,879
LME Nickel Base Metal (15) 7/2025 USD (1,352,036) 71,096
LME Nickel Base Metal (15) 7/2025 USD (1,356,826) 58,914
LME Nickel Base Metal (15) 7/2025 USD (1,353,362) (51,050)
LME Zinc Base Metal (2) 7/2025 USD (137,092) 602
LME Zinc Base Metal (7) 7/2025 USD (481,016) (19,473)
LME Zinc Base Metal (8) 7/2025 USD (548,822) (24,739)
LME Zinc Base Metal (11) 7/2025 USD (756,038) (47,984)
LME Zinc Base Metal (12) 7/2025 USD (824,511) (50,649)
LME Zinc Base Metal (16) 7/2025 USD (1,098,100) (76,636)
LME Zinc Base Metal (24) 7/2025 USD (1,648,854) (62,838)
LME Zinc Base Metal (25) 7/2025 USD (1,713,294) 31,226
LME Zinc Base Metal (28) 7/2025 USD (1,922,473) (59,135)
LME Zinc Base Metal (13) 7/2025 USD (891,537) (27,653)
LME Zinc Base Metal (13) 7/2025 USD (892,099) (31,169)
LME Zinc Base Metal (13) 7/2025 USD (891,459) (34,248)
LME Zinc Base Metal (13) 7/2025 USD (891,303) (36,076)
LME Zinc Base Metal (13) 7/2025 USD (891,816) (23,928)
LME Zinc Base Metal (13) 7/2025 USD (892,379) (44,728)
Natural Gas (5) 7/2025 GBP (164,528) 38,802
Natural Gas (185) 7/2025 USD (6,393,600) 468,252
Ethanol (10) 8/2025 USD (706,650) (17,419)
LME Aluminum Base Metal (3) 8/2025 USD (194,844) (5,853)
LME Aluminum Base Metal (11) 8/2025 USD (713,952) (49,035)
LME Aluminum Base Metal (13) 8/2025 USD (844,204) (39,521)
LME Aluminum Base Metal (17) 8/2025 USD (1,104,180) (49,245)
LME Aluminum Base Metal (22) 8/2025 USD (1,428,152) (106,727)
LME Aluminum Base Metal (12) 8/2025 USD (779,592) (44,061)
LME Aluminum Base Metal (12) 8/2025 USD (778,419) (54,151)
LME Aluminum Base Metal (28) 8/2025 USD (1,819,146) (98,068)
LME Aluminum Base Metal (30) 8/2025 USD (1,946,655) (111,066)
LME Aluminum Base Metal (76) 8/2025 USD (4,931,982) (255,614)
LME Copper Base Metal (1) 8/2025 USD (247,167) (6,170)
LME Copper Base Metal (1) 8/2025 USD (247,749) (9,549)
LME Copper Base Metal (3) 8/2025 USD (743,492) (52,825)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (5) 8/2025 USD $ (1,235,876) $ (35,389)
LME Copper Base Metal (4) 8/2025 USD (990,638) (40,147)
LME Copper Base Metal (4) 8/2025 USD (990,738) (41,098)
LME Copper Base Metal (4) 8/2025 USD (990,938) (38,049)
LME Copper Base Metal (6) 8/2025 USD (1,486,685) (74,450)
LME Copper Base Metal (6) 8/2025 USD (1,486,235) (84,200)
LME Copper Base Metal (15) 8/2025 USD (3,708,142) (146,487)
LME Lead Base Metal (1) 8/2025 USD (50,886) (1,697)
LME Lead Base Metal (2) 8/2025 USD (101,842) (2,977)
LME Lead Base Metal (3) 8/2025 USD (152,529) (7,637)
LME Lead Base Metal (3) 8/2025 USD (152,210) (5,143)
LME Lead Base Metal (4) 8/2025 USD (203,684) (7,221)
LME Lead Base Metal (4) 8/2025 USD (203,684) (6,822)
LME Nickel Base Metal (2) 8/2025 USD (181,288) 5,306
LME Nickel Base Metal (2) 8/2025 USD (181,396) 7,658
LME Nickel Base Metal (5) 8/2025 USD (454,646) (1,922)
LME Nickel Base Metal (7) 8/2025 USD (634,320) 23,799
LME Nickel Base Metal (6) 8/2025 USD (544,792) 13,109
LME Nickel Base Metal (6) 8/2025 USD (544,447) 18,676
LME Nickel Base Metal (15) 8/2025 USD (1,358,244) 16,761
LME Nickel Base Metal (19) 8/2025 USD (1,725,448) 41,670
LME Nickel Base Metal (20) 8/2025 USD (1,816,801) 39,240
LME Nickel Base Metal (31) 8/2025 USD (2,819,263) 29,657
LME Zinc Base Metal (11) 8/2025 USD (755,706) (13,857)
LME Zinc Base Metal (17) 8/2025 USD (1,167,874) (17,875)
LME Zinc Base Metal (20) 8/2025 USD (1,371,265) (72,498)
LME Zinc Base Metal (22) 8/2025 USD (1,509,217) (59,958)
LME Zinc Base Metal (29) 8/2025 USD (1,992,800) (39,322)
LME Zinc Base Metal (30) 8/2025 USD (2,060,955) (46,695)
LME Zinc Base Metal (23) 8/2025 USD (1,580,497) (30,915)
LME Zinc Base Metal (23) 8/2025 USD (1,580,497) 6,155
LME Zinc Base Metal (48) 8/2025 USD (3,298,428) (51,985)
LME Zinc Base Metal (38) 8/2025 USD (2,608,092) (125,598)
LME Zinc Base Metal (38) 8/2025 USD (2,610,344) (53,218)
SGX Iron Ore (244) 8/2025 USD (2,294,088) (31,254)
Copper (168) 9/2025 USD (21,346,500) (749,350)
Corn (202) 9/2025 USD (4,133,425) 88,236
Euro-Bobl (10) 9/2025 EUR (1,386,447) 1,372
Euro-Schatz (788) 9/2025 EUR (99,547,447) 11,861
French Base Electricity (3) 9/2025 EUR (557,524) 24,743
Japan 10 Year Bond (18) 9/2025 JPY (17,383,146) (50,350)
KC HRW Wheat (326) 9/2025 USD (8,586,025) 267,146
LME Aluminum Base Metal (1) 9/2025 USD (64,964) (3,017)
LME Aluminum Base Metal (11) 9/2025 USD (714,810) (24,664)
LME Aluminum Base Metal (13) 9/2025 USD (844,249) (6,688)
LME Aluminum Base Metal (14) 9/2025 USD (909,716) (42,458)
LME Aluminum Base Metal (20) 9/2025 USD (1,297,250) (9,060)
LME Aluminum Base Metal (21) 9/2025 USD (1,363,981) (30,169)
LME Aluminum Base Metal (22) 9/2025 USD (1,428,730) (18,764)
LME Aluminum Base Metal (28) 9/2025 USD (1,819,608) (66,990)
LME Aluminum Base Metal (32) 9/2025 USD (2,078,152) (24,743)
LME Aluminum Base Metal (309) 9/2025 USD (20,085,464) (1,005,041)
LME Copper Base Metal (1) 9/2025 USD (246,773) (3,997)
LME Copper Base Metal (2) 9/2025 USD (494,366) (6,247)
LME Copper Base Metal (2) 9/2025 USD (493,584) (9,225)
LME Copper Base Metal (6) 9/2025 USD (1,483,335) (37,520)
LME Copper Base Metal (7) 9/2025 USD (1,727,411) (40,814)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 9/2025 USD $ (988,859) $ (30,619)
LME Copper Base Metal (4) 9/2025 USD (988,827) (28,171)
LME Copper Base Metal (9) 9/2025 USD (2,224,602) (48,059)
LME Copper Base Metal (11) 9/2025 USD (2,719,175) (45,625)
LME Copper Base Metal (12) 9/2025 USD (2,960,625) (4,288)
LME Copper Base Metal (13) 9/2025 USD (3,208,049) (54,227)
LME Copper Base Metal (30) 9/2025 USD (7,415,190) (179,252)
LME Copper Base Metal (98) 9/2025 USD (24,212,566) (475,406)
LME Lead Base Metal (1) 9/2025 USD (51,086) (1,311)
LME Lead Base Metal (2) 9/2025 USD (102,063) (2,694)
LME Lead Base Metal (2) 9/2025 USD (101,894) (2,742)
LME Lead Base Metal (4) 9/2025 USD (204,417) (78)
LME Lead Base Metal (3) 9/2025 USD (152,800) (4,891)
LME Lead Base Metal (3) 9/2025 USD (152,819) (4,690)
LME Lead Base Metal (3) 9/2025 USD (153,159) (4,477)
LME Lead Base Metal (62) 9/2025 USD (3,170,324) (98,028)
LME Nickel Base Metal (1) 9/2025 USD (91,202) (1,598)
LME Nickel Base Metal (5) 9/2025 USD (455,800) (6,054)
LME Nickel Base Metal (3) 9/2025 USD (273,014) 4,935
LME Nickel Base Metal (3) 9/2025 USD (273,300) (916)
LME Nickel Base Metal (4) 9/2025 USD (363,978) 5,730
LME Nickel Base Metal (4) 9/2025 USD (363,937) 5,291
LME Nickel Base Metal (10) 9/2025 USD (912,166) (10,455)
LME Nickel Base Metal (16) 9/2025 USD (1,456,234) 31,121
LME Nickel Base Metal (17) 9/2025 USD (1,550,289) (38,392)
LME Nickel Base Metal (102) 9/2025 USD (9,299,848) 27,896
LME Zinc Base Metal (2) 9/2025 USD (137,459) (2,926)
LME Zinc Base Metal (7) 9/2025 USD (481,399) (17,771)
LME Zinc Base Metal (5) 9/2025 USD (343,877) (12,864)
LME Zinc Base Metal (5) 9/2025 USD (343,899) (10,295)
LME Zinc Base Metal (12) 9/2025 USD (824,904) (12,523)
LME Zinc Base Metal (13) 9/2025 USD (893,669) (14,549)
LME Zinc Base Metal (17) 9/2025 USD (1,168,295) (36,146)
LME Zinc Base Metal (21) 9/2025 USD (1,443,844) (35,698)
LME Zinc Base Metal (23) 9/2025 USD (1,581,106) (749)
LME Zinc Base Metal (25) 9/2025 USD (1,718,625) (68,508)
LME Zinc Base Metal (16) 9/2025 USD (1,100,320) (33,808)
LME Zinc Base Metal (16) 9/2025 USD (1,100,320) (21,037)
LME Zinc Base Metal (41) 9/2025 USD (2,820,144) (131,841)
LME Zinc Base Metal (205) 9/2025 USD (14,107,485) (422,871)
Milling Wheat No. 2 (303) 9/2025 EUR (3,479,959) 160,566
Nikkei 225 Index (61) 9/2025 JPY (17,159,890) (956,654)
Red Wheat (37) 9/2025 USD (1,148,388) 18,610
Robusta Coffee (5) 9/2025 USD (181,000) 708
TOPIX Index (59) 9/2025 JPY (11,699,212) (289,422)
U.S. Treasury 2 Year Note (356) 9/2025 USD (74,061,906) (287,764)
U.S. Treasury 5 Year Note (271) 9/2025 USD (29,545,352) (216,162)
U.S. Treasury Long Bond (69) 9/2025 USD (7,960,875) (208,418)
U.S. Treasury Ultra Bond (30) 9/2025 USD (3,569,063) (58,759)
Aluminum (4) 10/2025 USD (257,850) (4,327)
Platinum (138) 10/2025 USD (9,266,700) (386,712)
Soybean (948) 11/2025 USD (48,679,800) 200,361
Cotton No. 2 (294) 12/2025 USD (10,015,110) (30,622)
Soybean Meal (738) 12/2025 USD (21,350,340) 1,016,633
3 Month SOFR (58) 3/2026 USD (13,968,575) (24,840)
3 Month SOFR (15) 12/2027 USD (3,631,875) (8,817)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (153) 12/2027 GBP $ (50,679,353) $ (108,433)
Total of short contracts (10,580,681)
Net unrealized appreciation $ 814,702
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 35,291,502 USD 22,883,100 CITI 9/17/2025 $ 381,803
AUD 35,291,498 USD 22,883,048 JPMC 9/17/2025 381,854
BRL 19,738,555 USD 3,473,678 CITI
**
9/17/2025 88,780
BRL 19,738,555 USD 3,473,670 JPMC
**
9/17/2025 88,787
CAD 24,540,002 USD 17,979,546 CITI 9/17/2025 112,616
CAD 24,539,998 USD 17,979,503 JPMC 9/17/2025 112,656
CHF 8,234,503 USD 10,262,910 CITI 9/17/2025 217,883
CHF 8,234,497 USD 10,262,880 JPMC 9/17/2025 217,906
CLP 4,825,751,053 USD 5,137,382 CITI
**
9/17/2025 41,677
CLP 4,825,751,053 USD 5,137,363 JPMC
**
9/17/2025 41,696
CNY 77,314,000 USD 10,838,962 CITI
**
9/17/2025 29,962
CNY 77,314,000 USD 10,838,941 JPMC
**
9/17/2025 29,984
COP 24,465,202,996 USD 5,863,593 CITI
**
9/17/2025 60,191
COP 24,465,202,996 USD 5,863,574 JPMC
**
9/17/2025 60,210
CZK 670,256,625 USD 30,899,534 CITI 9/17/2025 1,109,455
CZK 670,256,625 USD 30,899,443 JPMC 9/17/2025 1,109,546
DKK 9,825,500 USD 1,506,328 CITI 9/17/2025 54,116
DKK 9,825,500 USD 1,506,320 JPMC 9/17/2025 54,124
EUR 49,676,500 USD 57,620,910 CITI 9/17/2025 1,200,850
EUR 49,676,500 USD 57,620,795 JPMC 9/17/2025 1,200,965
GBP 6,119,502 USD 8,288,389 CITI 9/17/2025 115,780
GBP 6,119,499 USD 8,288,366 JPMC 9/17/2025 115,799
HUF 6,804,211,871 USD 19,100,291 CITI 9/17/2025 872,847
HUF 6,804,211,871 USD 19,100,225 JPMC 9/17/2025 872,913
IDR 64,500,000,000 USD 3,950,882 CITI
**
9/17/2025 31,799
IDR 64,500,000,000 USD 3,950,875 JPMC
**
9/17/2025 31,807
ILS 10,306,000 USD 2,880,313 CITI 9/17/2025 182,472
ILS 10,306,000 USD 2,880,299 JPMC 9/17/2025 182,487
INR 225,000,000 USD 2,609,531 CITI
**
9/17/2025 6,116
INR 225,000,000 USD 2,609,525 JPMC
**
9/17/2025 6,121
JPY 4,795,683,143 USD 33,381,168 CITI 9/17/2025 216,525
JPY 4,795,683,142 USD 33,381,053 JPMC 9/17/2025 216,640
KRW 7,250,000,000 USD 5,349,501 CITI
**
9/17/2025 34,900
KRW 7,250,000,000 USD 5,349,490 JPMC
**
9/17/2025 34,911
NOK 213,656,489 USD 21,044,572 CITI 9/17/2025 162,982
NOK 213,656,489 USD 21,044,488 JPMC 9/17/2025 163,066
NZD 68,792,007 USD 41,337,701 CITI 9/17/2025 705,110
NZD 68,792,007 USD 41,337,570 JPMC 9/17/2025 705,241
PEN 22,913,093 USD 6,318,281 CITI
**
9/17/2025 135,598
PEN 22,913,093 USD 6,319,754 JPMC
**
9/17/2025 134,124
PLN 1,163,537 USD 309,256 CITI 9/17/2025 12,960
PLN 1,163,537 USD 309,254 JPMC 9/17/2025 12,961
SEK 156,250,000 USD 16,430,813 CITI 9/17/2025 169,926
SEK 156,250,000 USD 16,430,731 JPMC 9/17/2025 170,008
SGD 10,280,552 USD 8,057,011 CITI 9/17/2025 74,670

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 10,280,551 USD 8,056,980 JPMC 9/17/2025 $ 74,700
TWD 379,657,967 USD 13,059,307 CITI
**
9/17/2025 230,912
TWD 379,657,967 USD 13,059,289 JPMC
**
9/17/2025 230,930
USD 7,491,173 INR 643,502,246 CITI
**
9/17/2025 10,397
USD 7,491,290 INR 643,502,246 JPMC
**
9/17/2025 10,514
USD 23,401,257 JPY 3,320,000,000 CITI 9/17/2025 141,935
USD 23,401,304 JPY 3,320,000,000 JPMC 9/17/2025 141,982
USD 4,728,018 NOK 47,500,000 CITI 9/17/2025 13,166
USD 4,728,028 NOK 47,500,000 JPMC 9/17/2025 13,175
USD 2,683,907 PHP 150,000,000 CITI
**
9/17/2025 24,889
USD 2,683,912 PHP 150,000,000 JPMC
**
9/17/2025 24,895
USD 1,276,891 SEK 12,000,000 CITI 9/17/2025 1,954
USD 1,276,893 SEK 12,000,000 JPMC 9/17/2025 1,957
USD 1,074,373 THB 34,693,328 CITI 9/17/2025 815
USD 1,074,376 THB 34,693,329 JPMC 9/17/2025 818
ZAR 1,050,585,000 USD 58,146,953 CITI 9/17/2025 856,712
ZAR 1,050,585,000 USD 58,146,704 JPMC 9/17/2025 856,961
Total unrealized appreciation 14,599,536
CAD 4,382,500 USD 3,234,939 CITI 9/17/2025 (3,933)
CAD 4,382,500 USD 3,234,933 JPMC 9/17/2025 (3,926)
CLP 536,194,562 USD 576,644 CITI
**
9/17/2025 (1,193)
CLP 536,194,562 USD 576,643 JPMC
**
9/17/2025 (1,192)
COP 2,600,000,000 USD 630,460 CITI
**
9/17/2025 (920)
COP 2,600,000,000 USD 630,459 JPMC
**
9/17/2025 (918)
INR 305,000,000 USD 3,551,707 CITI
**
9/17/2025 (6,053)
INR 305,000,000 USD 3,551,700 JPMC
**
9/17/2025 (6,045)
JPY 9,702,049,427 USD 68,323,265 CITI 9/17/2025 (352,452)
JPY 9,702,049,428 USD 68,323,021 JPMC 9/17/2025 (352,210)
KRW 1,850,000,000 USD 1,374,299 CITI
**
9/17/2025 (349)
KRW 1,850,000,000 USD 1,374,297 JPMC
**
9/17/2025 (346)
NOK 2,000,000 USD 201,235 CITI 9/17/2025 (2,714)
NOK 2,000,000 USD 201,235 JPMC 9/17/2025 (2,714)
PHP 551,350,167 USD 9,908,111 CITI
**
9/17/2025 (134,446)
PHP 551,350,167 USD 9,908,061 JPMC
**
9/17/2025 (134,397)
TWD 46,000,000 USD 1,628,162 CITI
**
9/17/2025 (17,897)
TWD 46,000,000 USD 1,628,158 JPMC
**
9/17/2025 (17,893)
USD 76,498,564 AUD 118,255,502 CITI 9/17/2025 (1,457,962)
USD 76,498,817 AUD 118,255,498 JPMC 9/17/2025 (1,457,706)
USD 39,598,295 CAD 54,027,908 CITI 9/17/2025 (233,881)
USD 39,598,409 CAD 54,027,904 JPMC 9/17/2025 (233,764)
USD 16,556,981 CHF 13,452,538 CITI 9/17/2025 (565,275)
USD 16,557,031 CHF 13,452,532 JPMC 9/17/2025 (565,217)
USD 32,148,971 CNY 229,251,125 CITI
**
9/17/2025 (79,516)
USD 32,149,062 CNY 229,251,125 JPMC
**
9/17/2025 (79,425)
USD 2,089,509 CZK 44,000,000 CITI 9/17/2025 (11,769)
USD 2,089,513 CZK 44,000,000 JPMC 9/17/2025 (11,765)
USD 2,617,914 DKK 16,856,500 CITI 9/17/2025 (59,163)
USD 2,617,919 DKK 16,856,500 JPMC 9/17/2025 (59,158)
USD 49,554,272 EUR 43,123,104 CITI 9/17/2025 (1,507,636)
USD 49,554,440 EUR 43,123,104 JPMC 9/17/2025 (1,507,468)
USD 18,334,028 GBP 13,495,002 CITI 9/17/2025 (199,225)
USD 18,334,082 GBP 13,494,998 JPMC 9/17/2025 (199,166)
USD 2,853,887 IDR 46,685,649,844 CITI
**
9/17/2025 (28,812)
USD 2,853,898 IDR 46,685,649,844 JPMC
**
9/17/2025 (28,801)
USD 22,857,903 INR 1,975,506,738 CITI
**
9/17/2025 (107,554)
USD 22,857,920 INR 1,975,506,738 JPMC
**
9/17/2025 (107,537)
USD 13,644,641 JPY 1,980,000,000 CITI 9/17/2025 (226,883)
USD 13,644,668 JPY 1,980,000,000 JPMC 9/17/2025 (226,855)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,671,117 KRW 6,356,226,093 CITI
**
9/17/2025 $ (49,499)
USD 4,671,134 KRW 6,356,226,093 JPMC
**
9/17/2025 (49,483)
USD 2,978,446 MXN 58,238,996 CITI 9/17/2025 (99,517)
USD 2,978,458 MXN 58,238,996 JPMC 9/17/2025 (99,504)
USD 4,710,274 NOK 47,500,000 CITI 9/17/2025 (4,578)
USD 4,710,284 NOK 47,500,000 JPMC 9/17/2025 (4,569)
USD 10,231,006 NZD 16,872,500 CITI 9/17/2025 (80,763)
USD 10,231,028 NZD 16,872,500 JPMC 9/17/2025 (80,742)
USD 9,744,988 PHP 555,000,000 CITI
**
9/17/2025 (93,377)
USD 9,745,008 PHP 555,000,000 JPMC
**
9/17/2025 (93,358)
USD 13,344,162 PLN 49,993,000 CITI 9/17/2025 (500,276)
USD 13,344,204 PLN 49,993,000 JPMC 9/17/2025 (500,234)
USD 21,700,718 SEK 207,000,000 CITI 9/17/2025 (291,941)
USD 21,700,762 SEK 207,000,000 JPMC 9/17/2025 (291,897)
USD 17,258,338 SGD 22,044,500 CITI 9/17/2025 (178,357)
USD 17,258,384 SGD 22,044,500 JPMC 9/17/2025 (178,311)
USD 10,009,920 THB 325,419,172 CITI 9/17/2025 (59,924)
USD 10,009,942 THB 325,419,171 JPMC 9/17/2025 (59,902)
USD 2,420,589 TWD 71,000,000 CITI
**
9/17/2025 (64,820)
USD 2,420,594 TWD 71,000,000 JPMC
**
9/17/2025 (64,815)
USD 25,903,242 ZAR 466,500,000 CITI 9/17/2025 (296,647)
USD 25,903,294 ZAR 466,500,000 JPMC 9/17/2025 (296,595)
Total unrealized depreciation (13,433,245)
Net unrealized appreciation $ 1,166,291
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of June 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
59 months
maturity
04/10/2030
$– $– $– $–
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
59 months
maturity
04/11/2030
$– $(15,908) $(89) $(15,997)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 25,357,399 $ 25,357,399
CITG
Cash – 11,707,462 11,707,462
CITI
Cash (320,152) – (320,152)
Investment Companies 4,379,185 – 4,379,185
GSCO
Cash – 3,521,791 3,521,791
GSIN
Cash (450,053) – (450,053)
U.S. Treasury Bills 18,412,134 – 18,412,134
JPMC
Investment Companies 6,325,577 – 6,325,577
JPMS
Cash – 17,463,724 17,463,724
MLIN
Cash 109,078 – 109,078
MSCL
Cash – 3,006,800 3,006,800
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 5,081,692 $ 5,081,692
JPPC
Cash – 2,512,256 2,512,256
MSCL
Cash – 20,240,639 20,240,639

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 193.9%
COMMON STOCKS - 136.0%
Australia - 4 .7%
AGL Energy Ltd. (2)(a) 978 6,271
ANZ Group Holdings Ltd. (2)(a) 3,713 71,203
Aristocrat Leisure Ltd. (2)(a) 1,048 44,901
Aurizon Holdings Ltd. (2)(a) 1,212 2,418
BHP Group Ltd. (2)(a) 335 8,059
BlueScope Steel Ltd. (2)(a) 1,533 23,361
CAR Group Ltd. (2)(a) 118 2,906
Commonwealth Bank of Australia
(2)(a) 80 9,737
Computershare Ltd. (2)(a) 2,555 67,028
Evolution Mining Ltd. (2)(a) 15,797 82,243
Fortescue Ltd. (2)(a) 1,909 19,190
Harvey Norman Holdings Ltd. (2)
(a) 2,270 7,876
IGO Ltd. (2)(a) 6,633 18,274
JB Hi-Fi Ltd. (2)(a) 420 30,520
Medibank Pvt Ltd. (2)(a) 4,645 15,426
Mineral Resources Ltd. (2)*(a) 1,081 15,358
Northern Star Resources Ltd. (2)
(a) 4,171 51,521
Orica Ltd. (2)(a) 1,495 19,196
Pro Medicus Ltd. (2)(a) 337 63,064
Qantas Airways Ltd. (2)(a) 1,119 7,905
QBE Insurance Group Ltd. (2)(a) 3,909 60,195
Qube Holdings Ltd. (2)(a) 859 2,421
REA Group Ltd. (2)(a) 89 14,094
SEEK Ltd. (2)(a) 1,402 22,188
Sonic Healthcare Ltd. (2)(a) 808 14,262
South32 Ltd. (2)(a) 13,035 24,909
Suncorp Group Ltd. (2)(a) 1,826 26,024
Technology One Ltd. (2)(a) 1,508 40,649
Telstra Group Ltd. (2)(a) 19,002 60,590
Whitehaven Coal Ltd. (2)(a) 1,349 4,816
WiseTech Global Ltd. (2)(a) 322 23,093
859,698
Belgium - 0 .5%
Ageas SA/NV (2)(a) 348 23,541
Anheuser-Busch InBev SA/NV (2)
(a) 595 40,937
Liberty Global Ltd., Class A *(a) 494 4,945
Umicore SA (2)(a) 1,146 16,912
86,335
Brazil - 0 .4%
MercadoLibre, Inc. * 4 10,455
Wheaton Precious Metals Corp. 612 55,036
Yara International ASA (2) 63 2,325
67,816
Canada - 4 .8%
Agnico Eagle Mines Ltd. (a) 154 18,348
Alamos Gold, Inc., Class A (a) 966 25,694
Alimentation Couche-Tard, Inc. (a) 51 2,535
ARC Resources Ltd. (a) 867 18,279
Atco Ltd., Class I (a) 342 12,753
Bank of Nova Scotia (The) (a) 1,604 88,697
INVESTMENTS SHARES VALUE ($)
Canada - 4.8% (continued)
Brookfield Infrastructure Corp.,
Class A (a) 114 4,743
Canadian National Railway Co. (a) 498 51,890
Canadian Natural Resources Ltd.
(a) 1,310 41,173
Capstone Copper Corp. *(a) 458 2,812
CCL Industries, Inc., Class B (a) 112 6,531
Celestica, Inc. *(a) 328 51,247
Cenovus Energy, Inc. (a) 1,580 21,500
CGI, Inc. (a) 63 6,616
Constellation Software, Inc. (a) 8 29,334
Emera, Inc. (a) 53 2,428
Empire Co. Ltd., Class A (a) 609 25,272
Fairfax Financial Holdings Ltd. (a) 13 23,465
Finning International, Inc. (a) 165 7,054
Franco-Nevada Corp. (a) 18 2,955
George Weston Ltd. (a) 232 46,529
iA Financial Corp., Inc. (a) 118 12,936
Intact Financial Corp. (a) 13 3,023
Loblaw Cos. Ltd. (a) 486 80,391
Lundin Gold, Inc. (a) 948 50,054
Magna International, Inc. (a) 115 4,445
Manulife Financial Corp. (a) 165 5,276
Metro, Inc., Class A (a) 413 32,443
Pan American Silver Corp. (a) 409 11,605
Quebecor, Inc., Class B (a) 647 19,694
Saputo, Inc. (a) 121 2,476
Stantec, Inc. (a) 132 14,363
Sun Life Financial, Inc. (a) 88 5,855
Suncor Energy, Inc. (a) 1,113 41,692
TFI International, Inc. (a) 430 38,600
Toronto-Dominion Bank (The) (a) 166 12,210
Tourmaline Oil Corp. (a) 799 38,549
Whitecap Resources, Inc. (a) 1,366 9,179
872,646
China - 0 .5%
Prosus NV (2) 961 53,919
Wilmar International Ltd. (2) 12,000 27,087
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,900 8,551
89,557
Denmark - 1 .8%
AP Moller - Maersk A/S, Class B
(2)(a) 17 31,615
Danske Bank A/S (2)(a) 1,783 72,824
Genmab A/S (2)*(a) 273 56,693
ISS A/S (2)(a) 861 24,031
Jyske Bank A/S (Registered) (2)(a) 185 18,720
Pandora A/S (2)(a) 295 51,978
ROCKWOOL A/S, Class B (2)(a) 450 21,093
Royal Unibrew A/S (a) 140 11,439
Vestas Wind Systems A/S (2)(a) 2,295 34,473
322,866
Finland - 1 .4%
Elisa OYJ (2)(a) 532 29,569
Kone OYJ, Class B (2)(a) 551 36,300
Nordea Bank Abp (2)(a) 5,947 88,241

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.4% (continued)
Sampo OYJ, Class A (2)(a) 2,332 25,098
UPM-Kymmene OYJ (2)(a) 1,139 31,104
Wartsila OYJ Abp (2)(a) 1,577 37,271
247,583
France - 6 .1%
Accor SA (2)(a) 142 7,442
Air France-KLM (2)*(a) 2,854 31,240
Amundi SA (2)(a)(b) 174 14,104
BNP Paribas SA (2)(a) 1,016 91,137
Bouygues SA (2)(a) 1,279 57,842
Carrefour SA (2)(a) 5,047 71,194
Credit Agricole SA (2)(a) 1,860 35,188
Dassault Aviation SA (2)(a) 104 36,772
Eiffage SA (2)(a) 347 48,758
FDJ UNITED (2)(a)(b) 63 2,472
Gaztransport Et Technigaz SA (2)
(a) 84 16,617
Hermes International SCA (2)(a) 12 32,530
Ipsen SA (2)(a) 88 10,482
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 89 46,581
Orange SA (2)(a) 3,866 58,872
Renault SA (2)(a) 796 36,731
Safran SA (2)(a) 372 121,319
SCOR SE (2)(a) 588 19,529
Societe Generale SA (2)(a) 1,414 80,887
Sodexo SA (2)(a) 85 5,231
Teleperformance SE (2)(a) 166 16,123
Thales SA (2)(a) 157 46,358
TotalEnergies SE (2)(a) 1,345 82,210
Valeo SE (2)(a) 2,099 23,040
Vinci SA (2)(a) 815 120,189
Vivendi SE (2)(a) 3,098 10,687
1,123,535
Germany - 3 .8%
adidas AG (2)(a) 11 2,568
Allianz SE (Registered) (2)(a) 316 128,242
Bayer AG (Registered) (2)(a) 695 20,938
Continental AG (2)(a) 273 23,827
Deutsche Lufthansa AG
(Registered) (2)(a) 3,881 32,948
E.ON SE (2)(a) 2,315 42,655
Evonik Industries AG (2)(a) 924 19,089
Freenet AG (2)(a) 74 2,412
Fresenius Medical Care AG (2)(a) 851 48,894
GEA Group AG (2)(a) 396 27,760
Hannover Rueck SE (2)(a) 19 5,987
Knorr-Bremse AG (2)(a) 85 8,245
Mercedes-Benz Group AG (2)(a) 898 52,318
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 27 17,532
Nemetschek SE (2)(a) 191 27,694
Rational AG (2)(a) 19 15,966
RENK Group AG (2)(a) 121 9,679
Rheinmetall AG (2)(a) 33 69,883
RWE AG (2)(a) 1,403 58,629
Scout24 SE (2)(a)(b) 139 19,189
INVESTMENTS SHARES VALUE ($)
Germany - 3.8% (continued)
Siemens Healthineers AG (2)(a)(b) 83 4,608
Talanx AG (2)(a) 180 23,336
Zalando SE (2)*(a)(b) 759 25,045
687,444
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. (2)(a) 1,000 11,034
Ireland - 0 .2%
Accenture plc, Class A 130 38,856
Italy - 2 .0%
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,051 8,914
Enel SpA (2)(a) 640 6,074
Generali (2)(a) 2,300 81,815
Intesa Sanpaolo SpA (2)(a) 4,198 24,182
Leonardo SpA (2)(a) 650 36,677
Nexi SpA (2)(a)(b) 4,925 29,414
Pirelli & C SpA (2)(a)(b) 3,794 26,152
Poste Italiane SpA (2)(a)(b) 2,964 63,684
Reply SpA (2)(a) 79 13,653
Telecom Italia SpA (2)*(a) 30,865 15,251
UniCredit SpA (2)(a) 828 55,545
361,361
Japan - 19 .0%
ABC-Mart, Inc. (2)(a) 900 18,489
AGC, Inc. (2)(a) 400 11,734
Aisin Corp. (2)(a) 3,200 40,936
Ajinomoto Co., Inc. (2)(a) 800 21,699
ANA Holdings, Inc. (2)(a) 2,000 39,160
Asahi Kasei Corp. (2)(a) 7,700 54,815
Asics Corp. (2)(a) 1,600 40,801
Astellas Pharma, Inc. (2)(a) 7,800 76,369
Bandai Namco Holdings, Inc. (2)(a) 700 25,087
Brother Industries Ltd. (2)(a) 1,400 24,151
Canon, Inc. (2)(a) 1,200 34,804
Capcom Co. Ltd. (2)(a) 400 13,661
Central Japan Railway Co. (2)(a) 1,300 29,061
Chubu Electric Power Co., Inc. (2)
(a) 2,900 35,886
Concordia Financial Group Ltd.
(2)(a) 6,100 39,588
Dai Nippon Printing Co. Ltd. (2)(a) 1,900 28,842
Dai-ichi Life Holdings, Inc. (2)(a) 6,300 47,896
Daiichi Sankyo Co. Ltd. (2)(a) 4,800 111,207
Denso Corp. (2)(a) 1,700 22,942
ENEOS Holdings, Inc. (2)(a) 2,300 11,401
FANUC Corp. (2)(a) 1,000 27,147
Fukuoka Financial Group, Inc. (2)
(a) 1,200 32,060
Hirose Electric Co. Ltd. (2)(a) 100 12,070
Hitachi Construction Machinery
Co. Ltd. (2)(a) 100 2,980
Hitachi Ltd. (2)(a) 900 26,158
Honda Motor Co. Ltd. (2)(a) 3,500 33,750
IHI Corp. (2)(a) 100 10,816
Iida Group Holdings Co. Ltd. (2)(a) 800 11,269
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 5,300 80,700

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 19.0% (continued)
Japan Airlines Co. Ltd. (2)(a) 1,000 20,396
Japan Post Bank Co. Ltd. (2)(a) 2,100 22,639
Japan Post Holdings Co. Ltd. (2)(a) 7,000 64,836
Kajima Corp. (2)(a) 300 7,825
Kansai Electric Power Co., Inc.
(The) (2)(a) 800 9,488
Kao Corp. (2)(a) 2,200 98,572
Kawasaki Heavy Industries Ltd.
(2)(a) 300 22,679
KDDI Corp. (2)(a) 2,400 41,209
Keisei Electric Railway Co. Ltd.
(2)(a) 3,600 33,660
Kobe Bussan Co. Ltd. (2)(a) 1,000 31,056
Kobe Steel Ltd. (2)(a) 2,200 24,016
Koito Manufacturing Co. Ltd. (2)(a) 1,700 20,320
Komatsu Ltd. (2)(a) 1,900 62,688
Kubota Corp. (2)(a) 1,100 12,405
Kyoto Financial Group, Inc. (2)(a) 1,800 32,182
Kyushu Electric Power Co., Inc.
(2)(a) 700 6,259
LY Corp. (2)(a) 3,100 11,416
Marubeni Corp. (2)(a) 2,600 52,411
MINEBEA MITSUMI, Inc. (2)(a) 2,600 38,022
MISUMI Group, Inc. (2)(a) 1,900 25,381
Mitsubishi Chemical Group Corp.
(2)(a) 10,500 55,188
Mitsubishi Corp. (2)(a) 1,200 23,978
Mitsubishi Electric Corp. (2)(a) 600 12,905
Mitsubishi HC Capital, Inc. (2)(a) 400 2,945
Mitsui Chemicals, Inc. (2)(a) 1,400 32,369
Mizuho Financial Group, Inc. (2)(a) 2,200 61,072
Nexon Co. Ltd. (2)(a) 200 4,028
NIDEC Corp. (2)(a) 200 3,887
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,600 32,097
Nippon Steel Corp. (2)(a) 3,200 60,518
Nippon Yusen KK (2)(a) 1,600 57,560
Nissan Chemical Corp. (2)(a) 900 27,448
Niterra Co. Ltd. (2)(a) 500 16,624
Nomura Holdings, Inc. (2)(a) 6,300 41,515
Obayashi Corp. (2)(a) 300 4,546
Obic Co. Ltd. (2)(a) 500 19,443
Oji Holdings Corp. (2)(a) 1,400 7,048
Olympus Corp. (2)(a) 900 10,690
Oracle Corp. Japan (2)(a) 100 11,919
ORIX Corp. (2)(a) 3,600 81,240
Panasonic Holdings Corp. (2)(a) 6,700 71,685
Recruit Holdings Co. Ltd. (2)(a) 900 52,926
Renesas Electronics Corp. (2)(a) 900 11,134
Resona Holdings, Inc. (2)(a) 7,600 70,192
Resonac Holdings Corp. (2)(a) 400 9,268
Sanrio Co. Ltd. (2)(a) 200 9,671
Sanwa Holdings Corp. (2)(a) 1,100 36,482
Seiko Epson Corp. (2)(a) 2,000 26,285
Sekisui House Ltd. (2)(a) 600 13,206
Sharp Corp. (2)*(a) 1,800 8,750
Shimamura Co. Ltd. (2)(a) 300 21,050
Shimizu Corp. (2)(a) 2,800 31,275
Shin-Etsu Chemical Co. Ltd. (2)(a) 400 13,209
Shionogi & Co. Ltd. (2)(a) 900 16,202
INVESTMENTS SHARES VALUE ($)
Japan - 19.0% (continued)
Shizuoka Financial Group, Inc. (2)
(a) 3,100 36,069
SoftBank Corp. (2)(a) 16,400 25,403
Sojitz Corp. (2)(a) 1,600 39,318
Square Enix Holdings Co. Ltd. (2)
(a) 700 52,359
Subaru Corp. (2)(a) 300 5,201
Sumitomo Corp. (2)(a) 1,500 38,710
Sumitomo Electric Industries Ltd.
(2)(a) 1,000 21,443
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 1,200 30,217
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 900 23,938
Takeda Pharmaceutical Co. Ltd.
(2)(a) 2,800 86,444
TBS Holdings, Inc. (2)(a) 400 14,024
Tokio Marine Holdings, Inc. (2)(a) 600 25,429
Tokyo Century Corp. (2)(a) 1,100 12,384
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 7,400 24,633
Tokyo Electron Ltd. (2)(a) 700 134,057
Tokyo Gas Co. Ltd. (2)(a) 900 29,936
Tokyu Corp. (2)(a) 2,200 26,171
TOPPAN Holdings, Inc. (2)(a) 700 19,017
Toray Industries, Inc. (2)(a) 3,900 26,696
Tosoh Corp. (2)(a) 200 2,927
TOTO Ltd. (2)(a) 300 7,554
Toyo Suisan Kaisha Ltd. (2)(a) 200 13,293
Toyota Motor Corp. (2)(a) 1,700 29,279
Toyota Tsusho Corp. (2)(a) 1,200 27,182
Trend Micro, Inc. (2)(a) 200 13,833
USS Co. Ltd. (2)(a) 2,000 22,042
West Japan Railway Co. (2)(a) 600 13,717
Yamaha Corp. (2)(a) 1,600 11,563
Yamato Holdings Co. Ltd. (2)(a) 2,300 30,783
Yamazaki Baking Co. Ltd. (2)(a) 300 6,716
Yokogawa Electric Corp. (2)(a) 1,600 42,742
Zensho Holdings Co. Ltd. (2)(a) 200 12,105
3,466,479
Netherlands - 1 .4%
Aalberts NV (2)(a) 355 12,893
Arcadis NV (2)(a) 218 10,586
Argenx SE (2)*(a) 26 14,393
ASM International NV (2)(a) 32 20,527
ASML Holding NV (2)(a) 11 8,815
ASR Nederland NV (2)(a) 675 44,851
Heineken NV (2)(a) 586 51,124
NN Group NV (2)(a) 403 26,815
Wolters Kluwer NV (2)(a) 439 73,418
263,422
Nigeria - 0 .1%
Airtel Africa plc (2)(b) 5,781 14,316
Norway - 0 .5%
Gjensidige Forsikring ASA (2)(a) 310 7,858
Kongsberg Gruppen ASA (a) 933 36,179
Norsk Hydro ASA (2)(a) 460 2,634
Telenor ASA (2)(a) 2,604 40,550

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 0.5% (continued)
TOMRA Systems ASA (2)(a) 348 5,432
92,653
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 50,439 39,294
EDP SA (2) 4,677 20,318
59,612
Singapore - 0 .5%
Genting Singapore Ltd. (2) 29,600 16,648
Sea Ltd., ADR *(a) 50 7,997
Sembcorp Industries Ltd. (2) 1,900 10,235
Singapore Airlines Ltd. (2) 1,600 8,776
United Overseas Bank Ltd. (2) 1,400 39,625
83,281
South Korea - 0 .1%
Delivery Hero SE (2)*(b) 754 20,465
Spain - 1 .0%
ACS Actividades de Construccion
y Servicios SA (2)(a) 422 29,332
Aena SME SA (2)(a)(b) 1,234 32,940
Banco Santander SA (2)(a) 951 7,875
Bankinter SA (2)(a) 4,297 56,096
Cellnex Telecom SA (2)(a)(b) 244 9,501
Enagas SA (2)(a) 732 12,325
Fluidra SA (2)(a) 641 16,070
Industria de Diseno Textil SA (2)(a) 408 21,284
185,423
Sweden - 2 .4%
Alfa Laval AB (2)(a) 984 41,445
Autoliv, Inc. (a) 39 4,364
Elekta AB, Class B (2)(a) 971 5,009
Essity AB, Class B (2)(a) 821 22,733
Evolution AB (2)(a)(b) 1,352 107,379
Husqvarna AB, Class B (2)(a) 1,836 9,678
Indutrade AB (2)(a) 95 2,594
Svenska Handelsbanken AB, Class
A (2)(a) 4,574 61,233
Swedbank AB, Class A (2)(a) 1,159 30,698
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 10,415 89,000
Telia Co. AB (2)(a) 13,967 50,237
Volvo AB, Class B (2)(a) 386 10,861
435,231
Switzerland - 2 .3%
ABB Ltd. (Registered) (2)(a) 390 23,372
Adecco Group AG (Registered)
(2)(a) 1,151 34,297
BKW AG (2)(a) 38 8,331
Clariant AG (Registered) (2)*(a) 554 5,901
DSM-Firmenich AG (2)(a) 342 36,384
Flughafen Zurich AG (Registered)
(2)(a) 73 20,814
Geberit AG (Registered) (2)(a) 22 17,326
Givaudan SA (Registered) (2)(a) 10 48,495
INVESTMENTS SHARES VALUE ($)
Switzerland - 2.3% (continued)
Helvetia Holding AG (Registered)
(2)(a) 12 2,817
Kuehne + Nagel International AG
(Registered) (2)(a) 323 69,944
Logitech International SA
(Registered) (2)(a) 186 16,867
SGS SA (Registered) (2)(a) 569 57,775
Swissquote Group Holding SA
(Registered) (2)(a) 19 10,798
Zurich Insurance Group AG (2)(a) 108 75,571
428,692
United Kingdom - 5 .2%
B&M European Value Retail SA
(2)(a) 14,129 52,622
Barclays plc (2)(a) 6,350 29,342
Beazley plc (2)(a) 657 8,436
Burberry Group plc (2)*(a) 2,845 46,212
Centrica plc (2)(a) 34,303 76,110
Compass Group plc (2)(a) 2,583 87,490
easyJet plc (2)(a) 757 5,540
Entain plc (2)(a) 1,554 19,247
Flutter Entertainment plc *(a) 122 34,863
Hiscox Ltd. (2)(a) 2,293 39,579
InterContinental Hotels Group plc
(2)(a) 342 39,103
Intermediate Capital Group plc (2)
(a) 448 11,884
International Consolidated Airlines
Group SA (2)(a) 4,887 23,024
ITV plc (2)(a) 16,382 18,559
Kingfisher plc (2)(a) 11,468 45,799
Lloyds Banking Group plc (2)(a) 35,386 37,209
NatWest Group plc (2)(a) 5,776 40,565
Next plc (2)(a) 133 22,716
Persimmon plc (2)(a) 537 9,553
Rolls-Royce Holdings plc (2)(a) 4,420 58,577
RS GROUP plc (2)(a) 988 7,799
Taylor Wimpey plc (2)(a) 30,416 49,600
TechnipFMC plc (a) 1,939 66,779
Tesco plc (2)(a) 8,544 47,108
United Utilities Group plc (2)(a) 202 3,172
Vodafone Group plc (2)(a) 65,545 70,162
951,050
United States - 76 .9%
3M Co. (a) 41 6,242
A O Smith Corp. (a) 148 9,704
AbbVie, Inc. (a) 20 3,712
Abercrombie & Fitch Co., Class
A *(a) 530 43,911
Acuity, Inc. (a) 36 10,740
Adobe, Inc. *(a) 219 84,727
Affirm Holdings, Inc., Class A *(a) 66 4,563
Agilent Technologies, Inc. (a) 395 46,614
Agree Realty Corp., REIT (a) 52 3,799
Air Lease Corp., Class A (a) 361 21,115
Airbnb, Inc., Class A *(a) 333 44,069
Akamai Technologies, Inc. *(a) 93 7,418
Alaska Air Group, Inc. *(a) 223 11,034

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Albemarle Corp. (a) 472 29,580
Alexandria Real Estate Equities,
Inc., REIT (a) 567 41,181
Align Technology, Inc. *(a) 25 4,733
Allison Transmission Holdings,
Inc. (a) 111 10,544
Altria Group, Inc. (a) 835 48,956
Amcor plc (a) 5,354 49,203
Amdocs Ltd. (a) 265 24,179
American Electric Power Co., Inc.
(a) 326 33,826
American International Group, Inc.
(a) 209 17,888
Ameriprise Financial, Inc. (a) 100 53,373
AMETEK, Inc. (a) 14 2,533
Analog Devices, Inc. (a) 55 13,091
Antero Resources Corp. *(a) 173 6,968
APA Corp. (a) 400 7,316
Apellis Pharmaceuticals, Inc. *(a) 723 12,515
Applied Materials, Inc. (a) 159 29,108
AptarGroup, Inc. (a) 113 17,677
Aramark (a) 104 4,354
Arch Capital Group Ltd. (a) 402 36,602
Arista Networks, Inc. *(a) 793 81,132
Arrow Electronics, Inc. *(a) 455 57,981
ASGN, Inc. *(a) 152 7,589
Ashland, Inc. (a) 1,031 51,839
Atlassian Corp., Class A *(a) 330 67,020
AutoNation, Inc. *(a) 180 35,757
AutoZone, Inc. *(a) 21 77,957
Avnet, Inc. (a) 463 24,576
Axalta Coating Systems Ltd. *(a) 1,133 33,639
Axis Capital Holdings Ltd. (a) 755 78,384
Axon Enterprise, Inc. *(a) 21 17,387
Azenta, Inc. *(a) 473 14,559
Bank of New York Mellon Corp.
(The) (a) 233 21,229
Bath & Body Works, Inc. (a) 976 29,241
Becton Dickinson & Co. (a) 81 13,952
BellRing Brands, Inc. *(a) 681 39,450
Best Buy Co., Inc. (a) 635 42,628
Biogen, Inc. *(a) 240 30,142
BioMarin Pharmaceutical, Inc. *(a) 1,224 67,283
BJ's Wholesale Club Holdings,
Inc. *(a) 256 27,604
Blackbaud, Inc. *(a) 187 12,007
Booking Holdings, Inc. (a) 14 81,049
Booz Allen Hamilton Holding Corp.,
Class A (a) 673 70,079
BorgWarner, Inc. (a) 1,530 51,224
Boston Scientific Corp. *(a) 446 47,905
BP plc (2)(a) 4,637 23,103
Bright Horizons Family Solutions,
Inc. *(a) 81 10,011
Brink's Co. (The) (a) 266 23,751
Bristol-Myers Squibb Co. (a) 1,329 61,519
Broadridge Financial Solutions,
Inc. (a) 141 34,267
BRP, Inc. (a) 119 5,776
Bruker Corp. (a) 60 2,472
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Builders FirstSource, Inc. *(a) 66 7,702
Cabot Corp. (a) 590 44,250
CACI International, Inc., Class A
*(a) 41 19,545
Camden Property Trust, REIT (a) 181 20,397
Capital One Financial Corp. (a) 176 37,446
Cardinal Health, Inc. (a) 210 35,280
CarMax, Inc. *(a) 1,586 106,595
Carnival Corp. *(a) 572 16,085
Carpenter Technology Corp. (a) 73 20,176
Carrier Global Corp. (a) 382 27,959
Carter's, Inc. (a) 917 27,629
Cencora, Inc. (a) 29 8,696
Centene Corp. *(a) 1,846 100,201
CF Industries Holdings, Inc. (a) 370 34,040
Charles Schwab Corp. (The) (a) 41 3,741
Charter Communications, Inc.,
Class A *(a) 45 18,396
Chemed Corp. (a) 16 7,791
Cheniere Energy, Inc. (a) 10 2,435
Chewy, Inc., Class A *(a) 1,136 48,416
Chipotle Mexican Grill, Inc., Class
A *(a) 159 8,928
Chord Energy Corp. (a) 121 11,719
Chubb Ltd. (a) 223 64,608
Churchill Downs, Inc. (a) 563 56,863
Ciena Corp. *(a) 394 32,044
Cigna Group (The) (a) 100 33,058
Cincinnati Financial Corp. (a) 20 2,978
Cirrus Logic, Inc. *(a) 134 13,970
Citigroup, Inc. (a) 121 10,300
Citizens Financial Group, Inc. (a) 1,382 61,845
Clorox Co. (The) (a) 268 32,179
CME Group, Inc. (a) 47 12,954
CNA Financial Corp. (a) 742 34,525
CNO Financial Group, Inc. (a) 268 10,339
CNX Resources Corp. *(a) 336 11,316
Coca-Cola Consolidated, Inc. (a) 468 52,252
Cognex Corp. (a) 605 19,191
Columbia Sportswear Co. (a) 87 5,314
Comfort Systems USA, Inc. (a) 80 42,897
Commercial Metals Co. (a) 340 16,629
Commvault Systems, Inc. *(a) 384 66,943
Concentrix Corp. (a) 875 46,248
ConocoPhillips (a) 292 26,204
Cooper Cos., Inc. (The) *(a) 81 5,764
Copart, Inc. *(a) 685 33,613
Corebridge Financial, Inc. (a) 72 2,556
Corning, Inc. (a) 47 2,472
CoStar Group, Inc. *(a) 163 13,105
Costco Wholesale Corp. (a) 88 87,115
Crane Co. (a) 179 33,990
CRH plc (a) 683 62,699
Crowdstrike Holdings, Inc., Class
A *(a) 28 14,261
Crown Holdings, Inc. (a) 559 57,566
Cummins, Inc. (a) 87 28,493
Curtiss-Wright Corp. (a) 62 30,290
CVS Health Corp. (a) 40 2,759
Danaher Corp. (a) 85 16,791

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Darden Restaurants, Inc. (a) 401 87,406
Datadog, Inc., Class A *(a) 111 14,911
Dayforce, Inc. *(a) 178 9,859
Deckers Outdoor Corp. *(a) 207 21,335
Dell Technologies, Inc., Class C (a) 169 20,719
Delta Air Lines, Inc. (a) 945 46,475
DENTSPLY SIRONA, Inc. (a) 2,561 40,669
Devon Energy Corp. (a) 1,074 34,164
Dexcom, Inc. *(a) 125 10,911
Dillard's, Inc., Class A (a) 15 6,267
Dolby Laboratories, Inc., Class A
(a) 335 24,877
Dollar General Corp. (a) 265 30,311
Dollar Tree, Inc. *(a) 446 44,172
DoorDash, Inc., Class A *(a) 260 64,093
Dover Corp. (a) 352 64,497
DR Horton, Inc. (a) 512 66,007
DraftKings, Inc., Class A *(a) 751 32,210
DTE Energy Co. (a) 90 11,921
Duolingo, Inc., Class A *(a) 59 24,191
DuPont de Nemours, Inc. (a) 539 36,970
East West Bancorp, Inc. (a) 206 20,802
Ecolab, Inc. (a) 127 34,219
Edison International (a) 1,192 61,507
Elastic NV *(a) 236 19,902
Electronic Arts, Inc. (a) 205 32,739
EMCOR Group, Inc. (a) 72 38,512
Encompass Health Corp. (a) 117 14,348
EnerSys (a) 30 2,573
Enovis Corp. *(a) 621 19,475
Enphase Energy, Inc. *(a) 424 16,812
Equinix, Inc., REIT (a) 19 15,114
Equitable Holdings, Inc. (a) 153 8,583
Equity LifeStyle Properties, Inc.,
REIT (a) 38 2,343
Etsy, Inc. *(a) 263 13,192
Euronet Worldwide, Inc. *(a) 205 20,783
Evercore, Inc., Class A (a) 63 17,011
Everest Group Ltd. (a) 286 97,197
Exact Sciences Corp. *(a) 521 27,686
Exelixis, Inc. *(a) 1,302 57,386
ExlService Holdings, Inc. *(a) 168 7,357
Expedia Group, Inc. (a) 476 80,292
Extra Space Storage, Inc., REIT
(a) 87 12,827
F5, Inc. *(a) 16 4,709
Fair Isaac Corp. *(a) 7 12,796
Federated Hermes, Inc., Class B
(a) 219 9,706
FedEx Corp. (a) 373 84,787
Ferguson Enterprises, Inc. (a) 129 28,090
Fidelity National Financial, Inc. (a) 1,237 69,346
Fidelity National Information
Services, Inc. (a) 582 47,381
Fifth Third Bancorp (a) 736 30,272
FirstCash Holdings, Inc. (a) 95 12,838
Floor & Decor Holdings, Inc., Class
A *(a) 128 9,723
Flowserve Corp. (a) 670 35,075
Fortinet, Inc. *(a) 306 32,350
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Fortive Corp. (a) 158 8,237
Fortrea Holdings, Inc. * 1,273 6,289
Freeport-McMoRan, Inc. (a) 661 28,654
Freshpet, Inc. *(a) 222 15,087
Gap, Inc. (The) (a) 1,792 39,084
Garmin Ltd. (a) 229 47,797
Gartner, Inc. *(a) 285 115,203
Gates Industrial Corp. plc *(a) 391 9,005
GE Aerospace (a) 45 11,583
GE HealthCare Technologies, Inc.
(a) 57 4,222
GE Vernova, Inc. (a) 47 24,870
General Dynamics Corp. (a) 203 59,207
General Motors Co. (a) 2,447 120,417
Genpact Ltd. (a) 674 29,663
GFL Environmental, Inc. (a) 495 24,987
GLOBALFOUNDRIES, Inc. *(a) 326 12,453
Globe Life, Inc. (a) 324 40,270
GoDaddy, Inc., Class A *(a) 313 56,359
Goldman Sachs Group, Inc. (The)
(a) 9 6,370
Goodyear Tire & Rubber Co. (The)
*(a) 1,332 13,813
Graham Holdings Co., Class B (a) 20 18,923
Greif, Inc., Class A (a) 205 13,323
GSK plc (2)(a) 2,446 46,637
Guidewire Software, Inc. *(a) 140 32,963
H&R Block, Inc. (a) 307 16,851
Haemonetics Corp. *(a) 236 17,608
Halliburton Co. (a) 1,858 37,866
Halozyme Therapeutics, Inc. *(a) 361 18,779
Hartford Insurance Group, Inc.
(The) (a) 258 32,732
Hasbro, Inc. (a) 561 41,413
Hayward Holdings, Inc. *(a) 815 11,247
HCA Healthcare, Inc. (a) 15 5,747
HealthEquity, Inc. *(a) 619 64,846
Hexcel Corp. (a) 100 5,649
Hilton Worldwide Holdings, Inc. (a) 208 55,399
Holcim AG (2)(a) 1,606 119,260
Hologic, Inc. *(a) 202 13,162
Host Hotels & Resorts, Inc., REIT
(a) 601 9,231
HP, Inc. (a) 575 14,065
HubSpot, Inc. *(a) 37 20,595
Humana, Inc. (a) 277 67,721
Huntington Bancshares, Inc. (a) 617 10,341
Huntsman Corp. (a) 3,209 33,438
Hyatt Hotels Corp., Class A (a) 30 4,190
IDEXX Laboratories, Inc. *(a) 16 8,581
Illinois Tool Works, Inc. (a) 172 42,527
Illumina, Inc. *(a) 241 22,994
Incyte Corp. *(a) 1,511 102,899
Ingredion, Inc. (a) 52 7,052
Insulet Corp. *(a) 8 2,513
Intel Corp. (a) 2,258 50,579
International Bancshares Corp. (a) 268 17,838
International Business Machines
Corp. (a) 24 7,075

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
International Flavors & Fragrances,
Inc. (a) 132 9,709
Intuit, Inc. (a) 28 22,054
Intuitive Surgical, Inc. *(a) 5 2,717
Invesco Ltd. (a) 1,579 24,901
Invitation Homes, Inc., REIT (a) 752 24,666
IQVIA Holdings, Inc. *(a) 241 37,979
Iron Mountain, Inc., REIT (a) 102 10,462
ITT, Inc. (a) 182 28,543
J M Smucker Co. (The) (a) 150 14,730
Jacobs Solutions, Inc. (a) 299 39,304
Janus Henderson Group plc (a) 873 33,907
Jazz Pharmaceuticals plc *(a) 185 19,632
JB Hunt Transport Services, Inc.
(a) 482 69,215
Johnson & Johnson (a) 552 84,318
Johnson Controls International
plc (a) 132 13,942
KB Home (a) 645 34,166
KBR, Inc. (a) 331 15,868
Kemper Corp. (a) 950 61,313
Keurig Dr Pepper, Inc. (a) 241 7,967
Keysight Technologies, Inc. *(a) 195 31,953
Kimco Realty Corp., REIT (a) 292 6,138
Kirby Corp. *(a) 142 16,104
KKR & Co., Inc. (a) 123 16,363
Knight-Swift Transportation
Holdings, Inc., Class A (a) 649 28,705
Kroger Co. (The) (a) 143 10,257
Lamar Advertising Co., Class A,
REIT (a) 561 68,083
Leidos Holdings, Inc. (a) 182 28,712
Lennox International, Inc. (a) 5 2,866
Light & Wonder, Inc. *(a) 233 22,429
Lincoln Electric Holdings, Inc. (a) 68 14,098
Lithia Motors, Inc., Class A (a) 20 6,756
Littelfuse, Inc. (a) 25 5,668
LivaNova plc *(a) 242 10,895
LKQ Corp. (a) 346 12,805
Lockheed Martin Corp. (a) 139 64,376
Louisiana-Pacific Corp. (a) 206 17,714
Lowe's Cos., Inc. (a) 55 12,203
Lululemon Athletica, Inc. *(a) 77 18,294
Lyft, Inc., Class A *(a) 3,786 59,667
LyondellBasell Industries NV, Class
A (a) 191 11,051
Macy's, Inc. (a) 414 4,827
Madison Square Garden Sports
Corp., Class A *(a) 35 7,313
Manhattan Associates, Inc. *(a) 321 63,388
ManpowerGroup, Inc. (a) 271 10,948
Maplebear, Inc. *(a) 54 2,443
Marathon Petroleum Corp. (a) 30 4,983
MarketAxess Holdings, Inc. (a) 162 36,181
Marriott Vacations Worldwide Corp.
(a) 36 2,603
MasTec, Inc. *(a) 239 40,733
Matador Resources Co. (a) 455 21,713
Mattel, Inc. *(a) 748 14,751
Maximus, Inc. (a) 73 5,125
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
McKesson Corp. (a) 62 45,432
Medpace Holdings, Inc. *(a) 85 26,678
Merck & Co., Inc. (a) 1,138 90,084
MetLife, Inc. (a) 478 38,441
MGIC Investment Corp. (a) 597 16,620
MGM Resorts International *(a) 1,321 45,429
Mohawk Industries, Inc. *(a) 302 31,662
Molina Healthcare, Inc. *(a) 211 62,857
MongoDB, Inc., Class A *(a) 259 54,387
Monster Beverage Corp. *(a) 1,783 111,687
Morningstar, Inc. (a) 96 30,137
Mosaic Co. (The) (a) 382 13,935
MSC Industrial Direct Co., Inc.,
Class A (a) 64 5,441
MSCI, Inc., Class A (a) 98 56,521
Mueller Industries, Inc. (a) 377 29,960
Nasdaq, Inc. (a) 70 6,259
Natera, Inc. *(a) 260 43,924
National Fuel Gas Co. (a) 301 25,498
NetApp, Inc. (a) 289 30,793
Neurocrine Biosciences, Inc. *(a) 327 41,101
New York Times Co. (The), Class
A (a) 906 50,718
News Corp., Class A (a) 1,871 55,606
Nexstar Media Group, Inc., Class
A (a) 152 26,288
NextEra Energy, Inc. (a) 58 4,026
Northrop Grumman Corp. (a) 50 24,999
Northwestern Energy Group, Inc.
(a) 448 22,982
Novartis AG (Registered) (2)(a) 1,321 160,339
Nucor Corp. (a) 34 4,404
Nutanix, Inc., Class A *(a) 453 34,627
NVIDIA Corp. (a) 54 8,531
Occidental Petroleum Corp. (a) 437 18,358
Okta, Inc., Class A *(a) 271 27,092
Old National Bancorp (a) 112 2,390
Old Republic International Corp.
(a) 1,968 75,650
Olin Corp. (a) 168 3,375
Omega Healthcare Investors, Inc.,
REIT (a) 528 19,351
Omnicom Group, Inc. (a) 97 6,978
Onto Innovation, Inc. *(a) 119 12,011
Oracle Corp. (a) 36 7,871
Organon & Co. (a) 1,191 11,529
Oshkosh Corp. (a) 58 6,585
Otis Worldwide Corp. (a) 608 60,204
Ovintiv, Inc. (a) 426 16,209
Owens Corning (a) 259 35,618
PACCAR, Inc. (a) 351 33,366
Packaging Corp. of America (a) 235 44,286
Palantir Technologies, Inc., Class
A *(a) 128 17,449
Palo Alto Networks, Inc. *(a) 260 53,206
Park Hotels & Resorts, Inc., REIT
(a) 951 9,729
Paylocity Holding Corp. *(a) 176 31,889
PayPal Holdings, Inc. *(a) 269 19,992
PBF Energy, Inc., Class A (a) 695 15,061

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Pegasystems, Inc. (a) 710 38,432
Penske Automotive Group, Inc. (a) 92 15,807
Pentair plc (a) 208 21,353
Penumbra, Inc. *(a) 120 30,796
PepsiCo, Inc. (a) 610 80,544
Pfizer, Inc. (a) 402 9,744
PG&E Corp. (a) 7,386 102,961
Philip Morris International, Inc. (a) 522 95,072
Phillips 66 (a) 20 2,386
Pilgrim's Pride Corp. (a) 724 32,566
Pinterest, Inc., Class A *(a) 264 9,467
Playtika Holding Corp. (a) 2,752 13,017
PNC Financial Services Group,
Inc. (The) (a) 490 91,346
Polaris, Inc. (a) 312 12,683
Popular, Inc. 246 27,112
Power Integrations, Inc. (a) 170 9,503
PPG Industries, Inc. (a) 261 29,689
Primerica, Inc. (a) 9 2,463
Principal Financial Group, Inc. (a) 244 19,381
Procter & Gamble Co. (The) (a) 40 6,373
Progressive Corp. (The) (a) 131 34,959
Prosperity Bancshares, Inc. (a) 1,059 74,384
Prudential Financial, Inc. (a) 139 14,934
Public Storage, REIT (a) 540 158,447
Pure Storage, Inc., Class A *(a) 322 18,541
Qualys, Inc. *(a) 222 31,717
QuidelOrtho Corp. *(a) 83 2,392
Ralliant Corp. * 53 2,554
Rambus, Inc. *(a) 39 2,497
Reddit, Inc., Class A *(a) 104 15,659
Regeneron Pharmaceuticals, Inc.
(a) 38 19,950
Reinsurance Group of America,
Inc. (a) 103 20,431
RenaissanceRe Holdings Ltd. 85 20,647
Republic Services, Inc., Class A (a) 108 26,634
Rexford Industrial Realty, Inc.,
REIT (a) 167 5,940
Reynolds Consumer Products,
Inc. (a) 376 8,054
Robert Half, Inc. (a) 1,358 55,746
ROBLOX Corp., Class A *(a) 1,104 116,141
Roche Holding AG (2)(a) 234 76,382
Rockwell Automation, Inc. (a) 15 4,983
Rollins, Inc. (a) 99 5,586
Ross Stores, Inc. (a) 65 8,293
Royal Gold, Inc. (a) 176 31,300
Ryder System, Inc. (a) 72 11,448
Salesforce, Inc. (a) 139 37,904
Samsara, Inc., Class A *(a) 217 8,632
Sandisk Corp. *(a) 329 14,920
Sanofi SA (2)(a) 575 55,668
Science Applications International
Corp. (a) 368 41,440
Scotts Miracle-Gro Co. (The) (a) 227 14,973
Seagate Technology Holdings plc
(a) 175 25,258
Selective Insurance Group, Inc. (a) 653 56,582
SentinelOne, Inc., Class A *(a) 1,269 23,197
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Service Corp. International (a) 355 28,897
ServiceNow, Inc. *(a) 6 6,168
Silicon Laboratories, Inc. *(a) 132 19,452
Sirius XM Holdings, Inc. (a) 669 15,367
SiteOne Landscape Supply, Inc.
*(a) 20 2,419
Snap, Inc., Class A *(a) 1,105 9,602
Snowflake, Inc., Class A *(a) 400 89,508
Sonoco Products Co. (a) 389 16,945
SouthState Corp. (a) 114 10,491
Sprouts Farmers Market, Inc. *(a) 215 35,398
SS&C Technologies Holdings, Inc.
(a) 242 20,038
Steel Dynamics, Inc. (a) 246 31,490
STERIS plc (a) 190 45,642
Stifel Financial Corp. (a) 53 5,500
Swiss Re AG (2)(a) 208 35,981
Synaptics, Inc. *(a) 75 4,862
Synchrony Financial (a) 342 22,825
Synovus Financial Corp. (a) 657 34,000
Take-Two Interactive Software,
Inc. *(a) 194 47,113
Tapestry, Inc. (a) 259 22,743
Taylor Morrison Home Corp., Class
A *(a) 263 16,153
Teleflex, Inc. (a) 145 17,162
Tenet Healthcare Corp. *(a) 316 55,616
Teradata Corp. *(a) 517 11,534
Texas Capital Bancshares, Inc. *(a) 605 48,037
Texas Roadhouse, Inc., Class A (a) 346 64,844
Textron, Inc. (a) 560 44,962
Thermo Fisher Scientific, Inc. (a) 55 22,300
TJX Cos., Inc. (The) (a) 382 47,173
T-Mobile US, Inc. (a) 188 44,793
Toll Brothers, Inc. (a) 407 46,451
Toro Co. (The) (a) 392 27,707
Trade Desk, Inc. (The), Class A
*(a) 209 15,046
Tradeweb Markets, Inc., Class A
(a) 38 5,563
Trane Technologies plc (a) 74 32,368
Travel + Leisure Co. (a) 365 18,838
Travelers Cos., Inc. (The) (a) 201 53,776
Truist Financial Corp. (a) 1,109 47,676
Tyson Foods, Inc., Class A (a) 1,603 89,672
UiPath, Inc., Class A *(a) 1,643 21,030
Ulta Beauty, Inc. *(a) 6 2,807
Ultragenyx Pharmaceutical, Inc.
*(a) 134 4,872
Union Pacific Corp. (a) 224 51,538
United Airlines Holdings, Inc. *(a) 309 24,606
United Parcel Service, Inc., Class
B (a) 492 49,662
United Therapeutics Corp. *(a) 141 40,516
UnitedHealth Group, Inc. (a) 254 79,240
Universal Health Services, Inc.,
Class B (a) 132 23,912
Unum Group (a) 67 5,411
US Bancorp (a) 831 37,603
Valmont Industries, Inc. (a) 19 6,205

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 76.9% (continued)
Veeva Systems, Inc., Class A *(a) 54 15,551
Ventas, Inc., REIT (a) 531 33,533
Veralto Corp. (a) 344 34,727
VeriSign, Inc. (a) 476 137,469
Vertiv Holdings Co., Class A (a) 171 21,958
Vestis Corp. (a) 1,062 6,085
VF Corp. (a) 343 4,030
Viatris, Inc. (a) 3,263 29,139
Virtu Financial, Inc., Class A (a) 82 3,673
Vontier Corp. (a) 369 13,616
Vulcan Materials Co. (a) 87 22,691
W R Berkley Corp. (a) 189 13,886
Walmart, Inc. (a) 243 23,761
Waters Corp. *(a) 105 36,649
Watts Water Technologies, Inc.,
Class A (a) 79 19,425
Weatherford International plc (a) 552 27,771
Webster Financial Corp. (a) 141 7,699
Welltower, Inc., REIT (a) 235 36,127
WESCO International, Inc. (a) 54 10,001
West Pharmaceutical Services,
Inc. (a) 97 21,224
Western Union Co. (The) (a) 460 3,873
Westlake Corp. (a) 69 5,239
Williams Cos., Inc. (The) (a) 530 33,289
Willis Towers Watson plc (a) 127 38,926
Wingstop, Inc. (a) 15 5,051
Woodward, Inc. (a) 119 29,166
Workday, Inc., Class A *(a) 142 34,080
Xylem, Inc. (a) 177 22,897
Zebra Technologies Corp., Class
A *(a) 75 23,127
Zimmer Biomet Holdings, Inc. (a) 437 39,859
Zoetis, Inc., Class A (a) 345 53,803
Zoom Communications, Inc., Class
A *(a) 368 28,697
ZoomInfo Technologies, Inc., Class
A *(a) 464 4,696
Zscaler, Inc. *(a) 131 41,126
14,077,006
TOTAL COMMON STOCKS
(Cost $24,413,325) 24,846,361
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Sartorius AG (Preference) (2)(a)
(Cost $6,771) 27 6,877
SHORT-TERM INVESTMENTS - 57.9%
INVESTMENT COMPANIES - 57 .9%
Limited Purpose Cash Investment
Fund, 4.33% (c)
(Cost $10,575,735) 10,579,965 10,576,792
TOTAL LONG POSITIONS
(Cost $34,995,831) 35,430,030
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (129.7)%
COMMON STOCKS - (129.3)%
Australia - ( 4 .7 ) %
ALS Ltd. (2) (998) (11,242)
Ampol Ltd. (2) (2,036) (34,506)
APA Group (2) (1,303) (7,006)
Atlas Arteria Ltd. (2) (3,737) (12,524)
Brambles Ltd. (2) (890) (13,745)
Cleanaway Waste Management
Ltd. (2) (1,342) (2,405)
Cochlear Ltd. (2) (323) (63,882)
Coles Group Ltd. (2) (1,255) (17,209)
Domino's Pizza Enterprises Ltd. (2) (1,305) (16,560)
Dyno Nobel Ltd. (2) (1,372) (2,428)
Glencore plc (2) (2,921) (11,382)
IDP Education Ltd. (2) (9,128) (22,102)
Insurance Australia Group Ltd. (2) (961) (5,713)
Lynas Rare Earths Ltd. (2) (772) (4,401)
Macquarie Group Ltd. (2) (102) (15,341)
National Australia Bank Ltd. (2) (1,988) (51,525)
New Hope Corp. Ltd. (2) (2,867) (6,982)
NEXTDC Ltd. (2) (3,301) (31,509)
Origin Energy Ltd. (2) (4,218) (29,981)
Pilbara Minerals Ltd. (2) (32,663) (28,773)
Ramsay Health Care Ltd. (2) (1,125) (27,178)
Reece Ltd. (2) (1,332) (12,586)
Rio Tinto plc (2) (695) (40,452)
Santos Ltd. (2) (7,635) (38,495)
SGH Ltd. (2) (348) (12,394)
Telix Pharmaceuticals Ltd. (2) (1,920) (30,840)
Transurban Group (2) (637) (5,861)
Treasury Wine Estates Ltd. (2) (9,175) (47,207)
Washington H Soul Pattinson &
Co. Ltd. (2) (481) (13,298)
Wesfarmers Ltd. (2) (72) (4,018)
Westpac Banking Corp. (2) (2,539) (56,585)
Woodside Energy Group Ltd. (2) (7,602) (117,426)
Woolworths Group Ltd. (2) (3,102) (63,541)
Worley Ltd. (2) (481) (4,142)
(863,239)
Belgium - ( 0 .5 ) %
D'ieteren Group (2) (61) (13,136)
Elia Group SA/NV (2) (226) (26,102)
KBC Group NV (2) (328) (33,853)
UCB SA (2) (136) (26,759)
(99,850)
Canada - ( 5 .1 ) %
Air Canada (4,213) (65,187)
Algonquin Power & Utilities Corp. (3,395) (19,421)
AtkinsRealis Group, Inc. (193) (13,537)
Bank of Montreal (150) (16,623)
BCE, Inc. (1,358) (30,117)
Bombardier, Inc., Class B (92) (8,015)
Brookfield Corp., Class A (463) (28,656)
CAE, Inc. (348) (10,199)
Cameco Corp. (388) (28,815)
Canadian Imperial Bank of
Commerce (214) (15,190)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (5.1)% (continued)
Canadian Pacific Kansas City Ltd. (169) (13,426)
Canadian Tire Corp. Ltd., Class A (336) (45,743)
Canadian Utilities Ltd., Class A (316) (8,744)
Capital Power Corp. (450) (18,109)
Descartes Systems Group, Inc.
(The) (118) (11,987)
Dollarama, Inc. (48) (6,763)
Element Fleet Management Corp. (429) (10,746)
Enbridge, Inc. (868) (39,360)
Fortis, Inc. (212) (10,122)
Gildan Activewear, Inc. (591) (29,121)
Hydro One Ltd. (b) (677) (24,395)
IGM Financial, Inc. (445) (14,058)
Keyera Corp. (742) (24,269)
Kinross Gold Corp. (656) (10,251)
MEG Energy Corp. (681) (12,867)
National Bank of Canada (171) (17,646)
Nutrien Ltd. (386) (22,492)
Onex Corp. (68) (5,598)
Open Text Corp. (83) (2,425)
RB Global, Inc. (128) (13,599)
Restaurant Brands International,
Inc. (1,386) (91,940)
Rogers Communications, Inc.,
Class B (2,530) (75,042)
Royal Bank of Canada (85) (11,202)
Shopify, Inc., Class A (315) (36,331)
TC Energy Corp. (1,378) (67,273)
Teck Resources Ltd., Class B (521) (21,070)
TMX Group Ltd. (83) (3,518)
Toromont Industries Ltd. (161) (14,470)
West Fraser Timber Co. Ltd. (158) (11,586)
WSP Global, Inc. (71) (14,483)
(924,396)
Chile - ( 0 .2 ) %
Lundin Mining Corp. (4,231) (44,493)
Denmark - ( 1 .7 ) %
Carlsberg A/S, Class B (2) (379) (53,698)
Demant A/S (2) (199) (8,315)
DSV A/S (2) (274) (65,720)
Novo Nordisk A/S, Class B (2) (1,296) (89,805)
Novonesis Novozymes, Class B (2) (994) (71,366)
Tryg A/S (2) (1,140) (29,470)
(318,374)
Finland - ( 1 .1 ) %
Fortum OYJ (2) (2,562) (48,042)
Kesko OYJ, Class B (2) (825) (20,348)
Metso OYJ (2) (1,061) (13,750)
Nokia OYJ (2) (15,147) (78,593)
Orion OYJ, Class B (2) (438) (32,952)
(193,685)
France - ( 4 .6 ) %
Air Liquide SA (2) (291) (60,005)
Airbus SE (2) (65) (13,598)
Alstom SA (2) (1,819) (42,457)
AXA SA (2) (375) (18,414)
BioMerieux (2) (166) (22,961)
INVESTMENTS SHARES VALUE ($)
France - (4.6)% (continued)
Bollore SE (2) (1,223) (7,687)
Capgemini SE (2) (427) (73,118)
Cie de Saint-Gobain SA (2) (776) (91,161)
Cie Generale des Etablissements
Michelin SCA (2) (1,943) (72,268)
EssilorLuxottica SA (2) (569) (156,243)
Kering SA (2) (210) (45,750)
Legrand SA (2) (333) (44,632)
L'Oreal SA (2) (120) (51,402)
Publicis Groupe SA (2) (644) (72,736)
Rexel SA (2) (975) (30,072)
SPIE SA (2) (592) (33,288)
Veolia Environnement SA (2) (151) (5,391)
(841,183)
Germany - ( 2 .3 ) %
BASF SE (2) (237) (11,722)
Bayerische Motoren Werke AG (2) (45) (4,008)
Beiersdorf AG (2) (238) (29,916)
Commerzbank AG (2) (414) (13,046)
CTS Eventim AG & Co. KGaA (2) (212) (26,362)
Deutsche Post AG (2) (1,048) (48,543)
Deutsche Telekom AG (Registered)
(2) (385) (14,092)
Fraport AG Frankfurt Airport
Services Worldwide (2) (40) (3,018)
Heidelberg Materials AG (2) (151) (35,560)
Infineon Technologies AG (2) (1,550) (66,142)
KION Group AG (2) (425) (23,740)
Merck KGaA (2) (306) (39,675)
SAP SE (2) (74) (22,628)
Siemens AG (Registered) (2) (84) (21,576)
Symrise AG, Class A (2) (501) (52,537)
(412,565)
Hong Kong - ( 0 .2 ) %
Prudential plc (2) (2,480) (31,040)
Italy - ( 0 .6 ) %
Buzzi SpA (2) (44) (2,440)
Eni SpA (2) (725) (11,712)
Ferrari NV (2) (51) (24,985)
FinecoBank Banca Fineco SpA (2) (584) (12,955)
Italgas SpA (2) (1,237) (10,493)
Prysmian SpA (2) (531) (37,595)
Unipol Assicurazioni SpA (2) (327) (6,476)
(106,656)
Japan - ( 17 .8 ) %
Advantest Corp. (2) (400) (29,652)
Aeon Co. Ltd. (2) (1,100) (33,718)
Allegro MicroSystems, Inc. (101) (3,453)
Asahi Group Holdings Ltd. (2) (1,200) (16,041)
Asahi Intecc Co. Ltd. (2) (400) (6,328)
Azbil Corp. (2) (300) (2,845)
Bridgestone Corp. (2) (400) (16,357)
Chiba Bank Ltd. (The) (2) (2,500) (23,104)
Chugai Pharmaceutical Co. Ltd. (2) (2,400) (125,322)
CyberAgent, Inc. (2) (800) (9,140)
Daifuku Co. Ltd. (2) (1,300) (33,444)
Daiwa Securities Group, Inc. (2) (7,300) (51,845)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (17.8)% (continued)
Disco Corp. (2) (200) (59,249)
East Japan Railway Co. (2) (1,700) (36,569)
Ebara Corp. (2) (2,800) (53,697)
Eisai Co. Ltd. (2) (2,000) (57,441)
Fast Retailing Co. Ltd. (2) (200) (68,573)
Fuji Electric Co. Ltd. (2) (100) (4,605)
FUJIFILM Holdings Corp. (2) (3,000) (64,967)
Fujikura Ltd. (2) (100) (5,261)
Fujitsu Ltd. (2) (800) (19,408)
Hikari Tsushin, Inc. (2) (100) (29,527)
Hoya Corp. (2) (200) (23,752)
Idemitsu Kosan Co. Ltd. (2) (3,900) (23,651)
Inpex Corp. (2) (200) (2,807)
Isuzu Motors Ltd. (2) (1,700) (21,536)
ITOCHU Corp. (2) (100) (5,237)
Japan Post Insurance Co. Ltd. (2) (1,400) (31,696)
JFE Holdings, Inc. (2) (4,000) (46,531)
Kawasaki Kisen Kaisha Ltd. (2) (500) (7,081)
Keyence Corp. (2) (100) (39,983)
Kikkoman Corp. (2) (1,400) (12,986)
Kinden Corp. (2) (600) (17,627)
Konami Group Corp. (2) (100) (15,810)
Kyocera Corp. (2) (2,700) (32,428)
Lasertec Corp. (2) (300) (40,218)
M3, Inc. (2) (5,300) (72,805)
Makita Corp. (2) (200) (6,160)
MatsukiyoCocokara & Co. (2) (200) (4,114)
McDonald's Holdings Co. Japan
Ltd. (2) (100) (4,136)
MEIJI Holdings Co. Ltd. (2) (200) (4,423)
Mitsubishi Heavy Industries Ltd. (2) (3,600) (90,088)
Mitsubishi Motors Corp. (2) (10,500) (29,688)
Mitsubishi UFJ Financial Group,
Inc. (2) (1,300) (17,724)
Mitsui & Co. Ltd. (2) (2,300) (46,874)
Mitsui OSK Lines Ltd. (2) (1,500) (50,100)
MonotaRO Co. Ltd. (2) (1,800) (35,435)
MS&AD Insurance Group
Holdings, Inc. (2) (1,400) (31,298)
Murata Manufacturing Co. Ltd. (2) (1,100) (16,259)
Nintendo Co. Ltd. (2) (1,100) (105,633)
Nippon Paint Holdings Co. Ltd. (2) (4,500) (36,190)
Nippon Sanso Holdings Corp. (2) (1,100) (41,626)
Nippon Telegraph & Telephone
Corp. (2) (19,500) (20,848)
Nissan Motor Co. Ltd. (2) (25,000) (60,489)
Nissin Foods Holdings Co. Ltd. (2) (1,800) (37,395)
Nitori Holdings Co. Ltd. (2) (700) (67,375)
Nitto Denko Corp. (2) (1,400) (27,036)
Nomura Research Institute Ltd. (2) (2,400) (95,994)
Omron Corp. (2) (1,500) (40,435)
Oriental Land Co. Ltd. (2) (3,600) (82,914)
Osaka Gas Co. Ltd. (2) (1,500) (38,475)
Otsuka Corp. (2) (200) (4,074)
Otsuka Holdings Co. Ltd. (2) (600) (29,748)
Pan Pacific International Holdings
Corp. (2) (1,100) (37,835)
Rakuten Group, Inc. (2) (2,000) (11,020)
Ricoh Co. Ltd. (2) (400) (3,775)
Rohm Co. Ltd. (2) (3,300) (42,011)
INVESTMENTS SHARES VALUE ($)
Japan - (17.8)% (continued)
Ryohin Keikaku Co. Ltd. (2) (600) (28,775)
SCREEN Holdings Co. Ltd. (2) (300) (24,393)
SCSK Corp. (2) (400) (12,051)
Secom Co. Ltd. (2) (400) (14,370)
Sega Sammy Holdings, Inc. (2) (900) (21,542)
Seibu Holdings, Inc. (2) (500) (17,919)
Sekisui Chemical Co. Ltd. (2) (800) (14,489)
SG Holdings Co. Ltd. (2) (3,800) (42,324)
Shimadzu Corp. (2) (1,400) (34,612)
Shimano, Inc. (2) (300) (43,494)
Shiseido Co. Ltd. (2) (2,700) (48,224)
Skylark Holdings Co. Ltd. (2) (1,100) (23,030)
SoftBank Group Corp. (2) (200) (14,541)
Sompo Holdings, Inc. (2) (700) (21,094)
Sony Group Corp. (2) (1,000) (26,000)
Sumitomo Forestry Co. Ltd. (2) (5,400) (54,531)
Sumitomo Metal Mining Co. Ltd.
(2) (2,200) (54,219)
Suzuki Motor Corp. (2) (3,300) (39,786)
Sysmex Corp. (2) (200) (3,481)
T&D Holdings, Inc. (2) (200) (4,390)
Taisei Corp. (2) (200) (11,648)
TDK Corp. (2) (1,100) (12,840)
Terumo Corp. (2) (2,200) (40,374)
TIS, Inc. (2) (1,100) (36,861)
Toei Animation Co. Ltd. (2) (200) (4,561)
Toho Co. Ltd. (2) (900) (53,096)
Toyota Industries Corp. (2) (1,000) (112,862)
Unicharm Corp. (2) (3,000) (21,662)
Yakult Honsha Co. Ltd. (2) (1,900) (35,783)
Yamaha Motor Co. Ltd. (2) (9,700) (72,586)
Yaskawa Electric Corp. (2) (1,600) (36,181)
ZOZO, Inc. (2) (700) (7,563)
(3,253,148)
Luxembourg - ( 0 .1 ) %
ArcelorMittal SA (2) (821) (26,070)
Netherlands - ( 1 .0 ) %
ABN AMRO Bank NV, CVA (2)(b) (283) (7,728)
Adyen NV (2)(b) (26) (47,750)
JDE Peet's NV (2) (556) (15,882)
Koninklijke Ahold Delhaize NV (2) (643) (26,856)
Koninklijke Vopak NV (2) (228) (11,325)
NXP Semiconductors NV (220) (48,067)
SBM Offshore NV (2) (757) (20,014)
(177,622)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (375) (10,370)
Equinor ASA (2) (1,004) (25,355)
Mowi ASA (2) (1,801) (34,784)
Orkla ASA (2) (2,229) (24,277)
(94,786)
Portugal - ( 0 .3 ) %
Galp Energia SGPS SA (2) (1,841) (33,701)
Jeronimo Martins SGPS SA (2) (1,091) (27,622)
(61,323)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 0 .8 ) %
DBS Group Holdings Ltd. (2) (1,300) (45,892)
Keppel Ltd. (2) (6,800) (39,709)
Singapore Technologies
Engineering Ltd. (2) (4,700) (28,819)
Singapore Telecommunications
Ltd. (2) (800) (2,412)
STMicroelectronics NV (2) (670) (20,544)
(137,376)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (607) (17,893)
Spain - ( 0 .9 ) %
Amadeus IT Group SA (2) (438) (37,004)
CaixaBank SA (2) (2,193) (19,002)
Endesa SA (672) (21,286)
Iberdrola SA (2) (553) (10,639)
Redeia Corp. SA (2) (2,537) (54,285)
Repsol SA (2) (1,386) (20,272)
(162,488)
Sweden - ( 2 .4 ) %
AAK AB (2) (906) (23,805)
AddTech AB, Class B (2) (270) (9,205)
Assa Abloy AB, Class B (2) (684) (21,384)
Atlas Copco AB, Class A (2) (2,783) (44,990)
EQT AB (2) (1,705) (57,196)
Getinge AB, Class B (2) (428) (8,599)
H & M Hennes & Mauritz AB, Class
B (2) (4,107) (57,844)
Hexagon AB, Class B (2) (8,716) (87,854)
Saab AB, Class B (2) (254) (14,202)
Sandvik AB (2) (720) (16,533)
Securitas AB, Class B (2) (525) (7,860)
Skandinaviska Enskilda Banken
AB, Class A (2) (1,897) (33,066)
Skanska AB, Class B (2) (550) (12,812)
Tele2 AB, Class B (2) (1,498) (21,867)
Trelleborg AB, Class B (2) (571) (21,270)
(438,487)
Switzerland - ( 4 .0 ) %
Avolta AG (2) (102) (5,556)
Bachem Holding AG, Class B (2) (301) (22,079)
Banque Cantonale Vaudoise
(Registered) (2) (47) (5,421)
Barry Callebaut AG (Registered)
(2) (33) (36,071)
Belimo Holding AG (Registered) (2) (12) (12,232)
Chocoladefabriken Lindt &
Spruengli AG (2) (3) (50,561)
Cie Financiere Richemont SA
(Registered) (2) (543) (102,752)
EMS-Chemie Holding AG
(Registered) (2) (16) (12,096)
Georg Fischer AG (Registered) (2) (224) (18,333)
Julius Baer Group Ltd. (2) (1,002) (67,970)
Partners Group Holding AG (2) (22) (28,783)
Schindler Holding AG (2) (142) (52,877)
SIG Group AG (2) (231) (4,273)
Sika AG (Registered) (2) (82) (22,311)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.0)% (continued)
Sonova Holding AG (Registered)
(2) (124) (36,980)
Straumann Holding AG
(Registered) (2) (346) (45,288)
Swatch Group AG (The) (2) (241) (39,346)
Swiss Life Holding AG (Registered)
(2) (33) (33,408)
Swisscom AG (Registered) (2) (51) (36,215)
TE Connectivity plc (48) (8,096)
Tecan Group AG (Registered) (2) (74) (15,144)
Temenos AG (Registered) (2) (52) (3,735)
UBS Group AG (Registered) (2) (226) (7,673)
VAT Group AG (2)(b) (123) (52,119)
Ypsomed Holding AG (Registered)
(2) (31) (16,550)
(735,869)
United Kingdom - ( 4 .3 ) %
Aberdeen Group plc (2) (4,436) (11,422)
Associated British Foods plc (2) (1,789) (50,547)
Auto Trader Group plc (2)(b) (3,205) (36,302)
Aviva plc (2) (2,559) (21,756)
Bellway plc (2) (499) (19,768)
BT Group plc (2) (11,608) (30,909)
Bunzl plc (2) (909) (28,967)
ConvaTec Group plc (2)(b) (5,781) (22,899)
Diageo plc (2) (628) (15,836)
Halma plc (2) (1,037) (45,580)
HSBC Holdings plc (2) (3,127) (37,825)
Informa plc (2) (650) (7,196)
Legal & General Group plc (2) (13,826) (48,376)
M&G plc (2) (3,495) (12,354)
National Grid plc (2) (10,174) (149,340)
Pearson plc (2) (889) (13,096)
Schroders plc (2) (3,345) (16,635)
Smith & Nephew plc (2) (2,134) (32,681)
Spirax Group plc (2) (264) (21,588)
St James's Place plc (2) (1,765) (28,761)
Standard Chartered plc (2) (2,692) (44,549)
Unilever plc (2) (1,134) (69,203)
Weir Group plc (The) (2) (718) (24,555)
(790,145)
United States - ( 76 .1 ) %
10X Genomics, Inc., Class A (765) (8,859)
AAON, Inc. (617) (45,504)
Abbott Laboratories (82) (11,153)
Acadia Healthcare Co., Inc. (260) (5,899)
Advance Auto Parts, Inc. (265) (12,320)
Advanced Drainage Systems, Inc. (439) (50,424)
Advanced Micro Devices, Inc. (190) (26,961)
AECOM (86) (9,706)
Aflac, Inc. (186) (19,616)
AGCO Corp. (56) (5,777)
Air Products and Chemicals, Inc. (378) (106,619)
Albertsons Cos., Inc., Class A (1,827) (39,299)
Alcoa Corp. (650) (19,182)
Alcon AG (2) (104) (9,223)
Allegion plc (41) (5,909)
ALLETE, Inc. (396) (25,372)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Alliant Energy Corp. (237) (14,331)
Ally Financial, Inc. (741) (28,862)
Alnylam Pharmaceuticals, Inc. (24) (7,826)
Alphabet, Inc., Class A (602) (106,090)
Amazon.com, Inc. (212) (46,511)
Ameren Corp. (242) (23,242)
American Airlines Group, Inc. (2,152) (24,145)
American Express Co. (8) (2,552)
American Financial Group, Inc. (116) (14,640)
American Homes 4 Rent, Class
A, REIT (1,020) (36,791)
American Tower Corp., REIT (17) (3,757)
American Water Works Co., Inc. (125) (17,389)
Amgen, Inc. (14) (3,909)
Amkor Technology, Inc. (495) (10,390)
Amphenol Corp., Class A (129) (12,739)
Angi, Inc. (427) (6,516)
Aon plc, Class A (71) (25,330)
API Group Corp. (175) (8,934)
Apollo Global Management, Inc. (271) (38,447)
Appfolio, Inc., Class A (127) (29,246)
Apple, Inc. (131) (26,877)
Archer-Daniels-Midland Co. (1,230) (64,919)
Arthur J Gallagher & Co. (212) (67,865)
Associated Banc-Corp. (139) (3,390)
Assurant, Inc. (311) (61,419)
AT&T, Inc. (556) (16,091)
ATI, Inc. (207) (17,872)
Atmos Energy Corp. (130) (20,034)
Autodesk, Inc. (28) (8,668)
Automatic Data Processing, Inc. (164) (50,578)
AvalonBay Communities, Inc.,
REIT (364) (74,074)
Avantor, Inc. (911) (12,262)
Avery Dennison Corp. (258) (45,271)
Avient Corp. (89) (2,876)
Avis Budget Group, Inc. (166) (28,062)
Baker Hughes Co., Class A (495) (18,978)
Bank of America Corp. (103) (4,874)
Bank OZK (100) (4,706)
Baxter International, Inc. (690) (20,893)
Belden, Inc. (77) (8,917)
Bentley Systems, Inc., Class B (585) (31,572)
BILL Holdings, Inc. (621) (28,727)
Bio-Rad Laboratories, Inc., Class A (49) (11,825)
Bio-Techne Corp. (694) (35,706)
Black Hills Corp. (70) (3,927)
Blackrock, Inc. (9) (9,443)
Blackstone, Inc. (572) (85,560)
Block, Inc., Class A (599) (40,690)
Boeing Co. (The) (164) (34,363)
BOK Financial Corp. (55) (5,370)
Boston Beer Co., Inc. (The), Class
A (63) (12,021)
Brighthouse Financial, Inc. (158) (8,496)
Brixmor Property Group, Inc., REIT (217) (5,651)
Broadcom, Inc. (23) (6,340)
Brown & Brown, Inc. (211) (23,394)
Brown-Forman Corp., Class B (715) (19,241)
Bunge Global SA (381) (30,587)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Burlington Stores, Inc. (32) (7,444)
BWX Technologies, Inc. (324) (46,675)
BXP, Inc., REIT (557) (37,581)
Cadence Bank (1,089) (34,826)
Caesars Entertainment, Inc. (178) (5,053)
Carlisle Cos., Inc. (32) (11,949)
Carvana Co., Class A (52) (17,522)
Casey's General Stores, Inc. (95) (48,476)
Caterpillar, Inc. (27) (10,482)
Cboe Global Markets, Inc. (69) (16,091)
CBRE Group, Inc., Class A (17) (2,382)
CDW Corp. (36) (6,429)
Celanese Corp., Class A (547) (30,266)
Celsius Holdings, Inc. (472) (21,896)
CenterPoint Energy, Inc. (1,313) (48,240)
Certara, Inc. (2,731) (31,953)
CH Robinson Worldwide, Inc. (27) (2,591)
Charles River Laboratories
International, Inc. (133) (20,180)
Chemours Co. (The) (2,153) (24,652)
Chevron Corp. (310) (44,389)
Choice Hotels International, Inc. (672) (85,263)
Church & Dwight Co., Inc. (225) (21,625)
Cintas Corp. (84) (18,721)
Cisco Systems, Inc. (555) (38,506)
Civitas Resources, Inc. (673) (18,521)
Clean Harbors, Inc. (11) (2,543)
Clearway Energy, Inc., Class C (1,628) (52,096)
Cleveland-Cliffs, Inc. (1,171) (8,900)
Cloudflare, Inc., Class A (77) (15,079)
CMS Energy Corp. (554) (38,381)
Coca-Cola Co. (The) (1,011) (71,528)
Cognizant Technology Solutions
Corp., Class A (157) (12,251)
Coherent Corp. (183) (16,325)
Colgate-Palmolive Co. (645) (58,631)
Comcast Corp., Class A (1,067) (38,081)
Comerica, Inc. (1,166) (69,552)
Commerce Bancshares, Inc. (118) (7,336)
Conagra Brands, Inc. (280) (5,732)
Consolidated Edison, Inc. (476) (47,767)
Constellation Brands, Inc., Class A (265) (43,110)
Corpay, Inc. (25) (8,296)
Corteva, Inc. (45) (3,354)
Coterra Energy, Inc. (1,186) (30,101)
Coty, Inc., Class A (2,968) (13,801)
Cousins Properties, Inc., REIT (747) (22,432)
Crane NXT Co. (840) (45,276)
Credit Acceptance Corp. (38) (19,358)
Crocs, Inc. (273) (27,649)
CSL Ltd. (2) (320) (50,547)
CSX Corp. (693) (22,613)
CubeSmart, REIT (1,919) (81,558)
Cullen/Frost Bankers, Inc. (256) (32,906)
Cytokinetics, Inc. (72) (2,379)
DaVita, Inc. (110) (15,670)
Deere & Co. (124) (63,053)
Diamondback Energy, Inc. (481) (66,089)
Dick's Sporting Goods, Inc. (68) (13,451)
Digital Realty Trust, Inc., REIT (178) (31,031)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Docusign, Inc., Class A (116) (9,035)
Dominion Energy, Inc. (531) (30,012)
Domino's Pizza, Inc. (42) (18,925)
Donaldson Co., Inc. (441) (30,583)
DoubleVerify Holdings, Inc. (173) (2,590)
Dow, Inc. (1,350) (35,748)
Dropbox, Inc., Class A (957) (27,370)
DT Midstream, Inc. (195) (21,432)
Duke Energy Corp. (92) (10,856)
DXC Technology Co. (494) (7,553)
EastGroup Properties, Inc., REIT (324) (54,147)
Eastman Chemical Co. (543) (40,540)
Eaton Corp. plc (16) (5,712)
eBay, Inc. (382) (28,444)
EchoStar Corp., Class A (1,977) (54,763)
Edwards Lifesciences Corp. (49) (3,832)
Elanco Animal Health, Inc. (1,659) (23,691)
Element Solutions, Inc. (1,262) (28,584)
Elevance Health, Inc. (59) (22,949)
elf Beauty, Inc. (92) (11,448)
Eli Lilly & Co. (20) (15,591)
Emerson Electric Co. (24) (3,200)
Ensign Group, Inc. (The) (209) (32,240)
Entegris, Inc. (357) (28,792)
Entergy Corp. (317) (26,349)
Envista Holdings Corp. (1,097) (21,435)
EOG Resources, Inc. (32) (3,828)
EPAM Systems, Inc. (72) (12,731)
EQT Corp. (170) (9,914)
Equifax, Inc. (51) (13,228)
Equity Residential, REIT (211) (14,240)
Erie Indemnity Co., Class A (132) (45,776)
Essential Utilities, Inc. (356) (13,222)
Essex Property Trust, Inc., REIT (99) (28,057)
Estee Lauder Cos., Inc. (The),
Class A (287) (23,190)
Evergy, Inc. (616) (42,461)
Eversource Energy (768) (48,860)
Exelon Corp. (398) (17,281)
Expand Energy Corp. (114) (13,331)
Expeditors International of
Washington, Inc. (63) (7,198)
Experian plc (2) (285) (14,696)
Exponent, Inc. (32) (2,391)
Exxon Mobil Corp. (538) (57,996)
FactSet Research Systems, Inc. (26) (11,629)
Fastenal Co. (2,137) (89,754)
Federal Realty Investment Trust,
REIT (103) (9,784)
Ferrovial SE (2) (806) (42,994)
First American Financial Corp. (45) (2,763)
First Citizens BancShares, Inc.,
Class A (40) (78,259)
First Horizon Corp. (1,231) (26,097)
First Solar, Inc. (351) (58,105)
FirstEnergy Corp. (1,044) (42,031)
Fiserv, Inc. (56) (9,655)
Five Below, Inc. (245) (32,139)
Five9, Inc. (2,095) (55,476)
Flagstar Financial, Inc. (3,278) (34,747)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Flex Ltd. (709) (35,393)
Flowers Foods, Inc. (587) (9,380)
Fluor Corp. (689) (35,325)
FMC Corp. (186) (7,766)
FNB Corp. (3,179) (46,350)
Ford Motor Co. (4,375) (47,469)
Fortune Brands Innovations, Inc. (336) (17,297)
Fox Corp., Class A (1,213) (67,977)
Franklin Resources, Inc. (276) (6,583)
FTI Consulting, Inc. (206) (33,269)
Gaming and Leisure Properties,
Inc., REIT (205) (9,569)
GATX Corp. (307) (47,143)
Gen Digital, Inc. (2,579) (75,823)
Generac Holdings, Inc. (23) (3,294)
General Mills, Inc. (1,848) (95,745)
Gentex Corp. (3,067) (67,443)
Genuine Parts Co. (20) (2,426)
Gilead Sciences, Inc. (40) (4,435)
Glacier Bancorp, Inc. (763) (32,870)
Globant SA (586) (53,232)
Globus Medical, Inc., Class A (56) (3,305)
Graco, Inc. (114) (9,801)
Grand Canyon Education, Inc. (45) (8,505)
GXO Logistics, Inc. (623) (30,340)
Hamilton Lane, Inc., Class A (398) (56,564)
Hancock Whitney Corp. (256) (14,694)
Harley-Davidson, Inc. (825) (19,470)
Healthcare Realty Trust, Inc., REIT (209) (3,315)
Healthpeak Properties, Inc., REIT (1,503) (26,318)
HEICO Corp. (92) (30,176)
Henry Schein, Inc. (653) (47,702)
Hershey Co. (The) (705) (116,994)
Hewlett Packard Enterprise Co. (712) (14,560)
HF Sinclair Corp. (438) (17,993)
Highwoods Properties, Inc., REIT (1,456) (45,267)
Hilton Grand Vacations, Inc. (1,055) (43,814)
Hims & Hers Health, Inc. (344) (17,148)
Home BancShares, Inc. (428) (12,181)
Home Depot, Inc. (The) (149) (54,629)
Honeywell International, Inc. (95) (22,124)
Hormel Foods Corp. (479) (14,490)
Howard Hughes Holdings, Inc. (139) (9,383)
Howmet Aerospace, Inc. (51) (9,493)
Hubbell, Inc., Class B (140) (57,177)
Huntington Ingalls Industries, Inc. (57) (13,763)
IAC, Inc. (101) (3,771)
IDACORP, Inc. (683) (78,852)
Independence Realty Trust, Inc.,
REIT (3,173) (56,130)
Ingersoll Rand, Inc. (702) (58,392)
Insperity, Inc. (210) (12,625)
Inspire Medical Systems, Inc. (49) (6,359)
International Paper Co. (928) (43,458)
Ionis Pharmaceuticals, Inc. (618) (24,417)
Iridium Communications, Inc. (1,602) (48,332)
Jack Henry & Associates, Inc. (404) (72,789)
James Hardie Industries plc,
CHESS (2) (2,250) (60,420)
Jefferies Financial Group, Inc. (268) (14,657)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Jones Lang LaSalle, Inc. (176) (45,017)
KeyCorp (658) (11,462)
Kilroy Realty Corp., REIT (1,193) (40,932)
Kimberly-Clark Corp. (70) (9,024)
Kinder Morgan, Inc. (255) (7,497)
Kinsale Capital Group, Inc. (35) (16,937)
Kite Realty Group Trust, REIT (801) (18,143)
KLA Corp. (57) (51,057)
Kraft Heinz Co. (The) (664) (17,144)
L3Harris Technologies, Inc. (180) (45,151)
Labcorp Holdings, Inc. (75) (19,688)
Lam Research Corp. (249) (24,238)
Lamb Weston Holdings, Inc. (396) (20,533)
Lancaster Colony Corp. (44) (7,602)
Landstar System, Inc. (53) (7,368)
Lantheus Holdings, Inc. (385) (31,516)
Las Vegas Sands Corp. (497) (21,624)
Lattice Semiconductor Corp. (996) (48,794)
Lear Corp. (151) (14,342)
Leggett & Platt, Inc. (2,358) (21,033)
Lennar Corp., Class A (223) (24,666)
Lincoln National Corp. (201) (6,955)
Linde plc (80) (37,534)
Live Nation Entertainment, Inc. (178) (26,928)
LPL Financial Holdings, Inc. (118) (44,246)
Lumentum Holdings, Inc. (333) (31,655)
M&T Bank Corp. (301) (58,391)
MACOM Technology Solutions
Holdings, Inc. (67) (9,600)
Markel Group, Inc. (5) (9,987)
Marriott International, Inc., Class A (154) (42,074)
Marsh & McLennan Cos., Inc. (109) (23,832)
Martin Marietta Materials, Inc. (24) (13,175)
Marvell Technology, Inc. (170) (13,158)
Masco Corp. (247) (15,897)
Masimo Corp. (265) (44,578)
Mastercard, Inc., Class A (52) (29,221)
Match Group, Inc. (368) (11,368)
McCormick & Co., Inc.
(Non-Voting) (185) (14,027)
McDonald's Corp. (309) (90,281)
MDU Resources Group, Inc. (1,754) (29,239)
Medical Properties Trust, Inc.,
REIT (7,348) (31,670)
Medtronic plc (351) (30,597)
Meta Platforms, Inc., Class A (152) (112,190)
Mettler-Toledo International, Inc. (14) (16,446)
Microchip Technology, Inc. (276) (19,422)
Micron Technology, Inc. (26) (3,205)
Microsoft Corp. (326) (162,155)
MicroStrategy, Inc., Class A (105) (42,444)
Mid-America Apartment
Communities, Inc., REIT (233) (34,486)
Middleby Corp. (The) (127) (18,288)
MKS, Inc. (75) (7,452)
Moderna, Inc. (302) (8,332)
Mondelez International, Inc., Class
A (1,737) (117,142)
Monolithic Power Systems, Inc. (35) (25,598)
Moody's Corp. (34) (17,054)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Morgan Stanley (622) (87,615)
Motorola Solutions, Inc. (31) (13,034)
MP Materials Corp. (846) (28,146)
MSA Safety, Inc. (229) (38,364)
Murphy Oil Corp. (104) (2,340)
Murphy USA, Inc. (44) (17,899)
National Storage Affiliates Trust,
REIT (1,436) (45,938)
nCino, Inc. (2,335) (65,310)
Nestle SA (Registered) (2) (527) (52,398)
Netflix, Inc. (46) (61,600)
New Jersey Resources Corp. (982) (44,013)
Newell Brands, Inc. (884) (4,774)
NewMarket Corp. (32) (22,108)
Newmont Corp. (45) (2,622)
NIKE, Inc., Class B (1,609) (114,303)
NiSource, Inc. (1,580) (63,737)
NNN REIT, Inc., REIT (568) (24,526)
Nordson Corp. (87) (18,650)
Norfolk Southern Corp. (127) (32,508)
Northern Trust Corp. (238) (30,176)
Norwegian Cruise Line Holdings
Ltd. (647) (13,121)
NOV, Inc. (1,173) (14,580)
NRG Energy, Inc. (147) (23,605)
nVent Electric plc (44) (3,223)
NVR, Inc. (3) (22,157)
OGE Energy Corp. (199) (8,832)
Old Dominion Freight Line, Inc. (133) (21,586)
Ollie's Bargain Outlet Holdings,
Inc. (222) (29,255)
ON Semiconductor Corp. (65) (3,407)
ONE Gas, Inc. (684) (49,152)
OneMain Holdings, Inc. (43) (2,451)
ONEOK, Inc. (475) (38,774)
Option Care Health, Inc. (385) (12,505)
O'Reilly Automotive, Inc. (1,087) (97,971)
Ormat Technologies, Inc. (545) (45,649)
Paramount Global, Class B (2,287) (29,502)
Parker-Hannifin Corp. (76) (53,084)
Parsons Corp. (331) (23,756)
Paychex, Inc. (733) (106,622)
Paycom Software, Inc. (260) (60,164)
Penn Entertainment, Inc. (2,618) (46,784)
Performance Food Group Co. (568) (49,683)
Permian Resources Corp., Class A (1,633) (22,241)
Perrigo Co. plc (567) (15,150)
Pinnacle Financial Partners, Inc. (68) (7,508)
Pinnacle West Capital Corp. (196) (17,536)
Planet Fitness, Inc., Class A (313) (34,133)
Pool Corp. (118) (34,395)
Portland General Electric Co. (305) (12,392)
PotlatchDeltic Corp., REIT (102) (3,914)
PPL Corp. (663) (22,469)
Prologis, Inc., REIT (356) (37,423)
PTC, Inc. (132) (22,749)
Public Service Enterprise Group,
Inc. (391) (32,914)
PulteGroup, Inc. (219) (23,096)
PVH Corp. (257) (17,630)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
QIAGEN NV (2) (292) (14,068)
Quanta Services, Inc. (92) (34,783)
Quest Diagnostics, Inc. (455) (81,732)
Ralph Lauren Corp., Class A (32) (8,777)
Range Resources Corp. (445) (18,098)
Raymond James Financial, Inc. (39) (5,981)
Rayonier, Inc., REIT (143) (3,172)
RBC Bearings, Inc. (25) (9,620)
Realty Income Corp., REIT (829) (47,759)
Regal Rexnord Corp. (137) (19,860)
Regency Centers Corp., REIT (842) (59,976)
Regions Financial Corp. (2,397) (56,377)
Repligen Corp. (301) (37,438)
ResMed, Inc. (151) (38,958)
Revvity, Inc. (786) (76,022)
RH (86) (16,255)
RingCentral, Inc., Class A (282) (7,995)
RLI Corp. (461) (33,293)
Roku, Inc., Class A (29) (2,549)
Roper Technologies, Inc. (43) (24,374)
Royal Caribbean Cruises Ltd. (190) (59,497)
RPM International, Inc. (516) (56,677)
RTX Corp. (275) (40,156)
S&P Global, Inc. (87) (45,874)
Sabra Health Care REIT, Inc.,
REIT (233) (4,297)
Saia, Inc. (9) (2,466)
Sarepta Therapeutics, Inc. (276) (4,720)
SBA Communications Corp., REIT (28) (6,576)
Schlumberger NV (71) (2,400)
Schneider National, Inc., Class B (196) (4,733)
Sealed Air Corp. (107) (3,320)
SEI Investments Co. (289) (25,970)
Sempra (102) (7,729)
Sensata Technologies Holding plc (353) (10,629)
Sherwin-Williams Co. (The) (82) (28,156)
Shift4 Payments, Inc., Class A (1,044) (103,471)
Signify NV (2)(b) (112) (3,041)
Silgan Holdings, Inc. (282) (15,279)
Simon Property Group, Inc., REIT (138) (22,185)
Simpson Manufacturing Co., Inc. (42) (6,523)
Skyworks Solutions, Inc. (594) (44,265)
Snap-on, Inc. (95) (29,562)
Somnigroup International, Inc. (751) (51,106)
Southern Co. (The) (1,038) (95,320)
Southwest Airlines Co. (799) (25,920)
Southwest Gas Holdings, Inc. (530) (39,427)
Spire, Inc. (64) (4,671)
STAG Industrial, Inc., REIT (1,332) (48,325)
Starbucks Corp. (1,269) (116,277)
Stellantis NV (2) (1,424) (14,263)
Stryker Corp. (132) (52,223)
Sun Communities, Inc., REIT (107) (13,534)
Super Micro Computer, Inc. (699) (34,258)
Synopsys, Inc. (87) (44,603)
Sysco Corp. (567) (42,945)
T. Rowe Price Group, Inc. (172) (16,598)
Targa Resources Corp. (90) (15,667)
Target Corp. (180) (17,757)
TD SYNNEX Corp. (261) (35,418)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Teledyne Technologies, Inc. (61) (31,251)
Tenaris SA (2) (437) (8,191)
Teradyne, Inc. (198) (17,804)
Terex Corp. (428) (19,983)
Tesla, Inc. (88) (27,954)
Tetra Tech, Inc. (521) (18,735)
Texas Instruments, Inc. (217) (45,054)
The Campbell's Co. (743) (22,773)
Thor Industries, Inc. (442) (39,254)
Timken Co. (The) (282) (20,459)
TopBuild Corp. (168) (54,388)
Tractor Supply Co. (955) (50,395)
TransDigm Group, Inc. (40) (60,826)
TransUnion (109) (9,592)
Trex Co., Inc. (56) (3,045)
TripAdvisor, Inc. (1,684) (21,976)
Twilio, Inc., Class A (358) (44,521)
Tyler Technologies, Inc. (87) (51,577)
Uber Technologies, Inc. (76) (7,091)
Ubiquiti, Inc. (82) (33,755)
UFP Industries, Inc. (24) (2,385)
UGI Corp. (1,131) (41,191)
UMB Financial Corp. (182) (19,139)
United Bankshares, Inc. (803) (29,253)
United Rentals, Inc. (59) (44,451)
Unity Software, Inc. (1,686) (40,801)
Universal Display Corp. (165) (25,486)
UWM Holdings Corp., Class A (4,670) (19,334)
Vail Resorts, Inc. (379) (59,552)
Valero Energy Corp. (37) (4,974)
Valley National Bancorp (265) (2,366)
Verisk Analytics, Inc., Class A (72) (22,428)
Verizon Communications, Inc. (1,212) (52,443)
Vertex Pharmaceuticals, Inc. (23) (10,240)
VICI Properties, Inc., Class A,
REIT (1,224) (39,902)
Viking Therapeutics, Inc. (1,455) (38,558)
Visa, Inc., Class A (11) (3,906)
Visteon Corp. (129) (12,036)
Vistra Corp. (173) (33,529)
Vornado Realty Trust, REIT (568) (21,720)
Walt Disney Co. (The) (122) (15,129)
Waste Connections, Inc. (179) (33,423)
Waste Management, Inc. (240) (54,917)
Watsco, Inc. (12) (5,299)
Wayfair, Inc., Class A (148) (7,569)
WEC Energy Group, Inc. (246) (25,633)
Wells Fargo & Co. (365) (29,244)
Western Alliance Bancorp (163) (12,711)
Western Digital Corp. (173) (11,070)
Westinghouse Air Brake
Technologies Corp. (37) (7,746)
Weyerhaeuser Co., REIT (573) (14,720)
Whirlpool Corp. (326) (33,063)
Williams-Sonoma, Inc. (226) (36,922)
WillScot Holdings Corp. (407) (11,152)
Wintrust Financial Corp. (288) (35,706)
WP Carey, Inc., REIT (892) (55,643)
WW Grainger, Inc. (20) (20,805)
Wyndham Hotels & Resorts, Inc. (431) (35,002)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.1)% (continued)
Wynn Resorts Ltd. (624) (58,450)
Xcel Energy, Inc. (465) (31,667)
XPO, Inc. (403) (50,895)
YETI Holdings, Inc. (530) (16,706)
Yum! Brands, Inc. (32) (4,742)
Zillow Group, Inc., Class C (106) (7,425)
(13,892,200)
TOTAL COMMON STOCKS
(Proceeds $(23,185,171))                                                     (23,622,888)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Henkel AG & Co. KGaA
(Preference) (2) (719) (56,501)
Volkswagen AG (Preference) (2) (203) (21,460)
TOTAL PREFERRED STOCKS
(Proceeds $(76,752))                                                     (77,961)
TOTAL SHORT POSITIONS
(Proceeds $(23,261,923)) (23,700,849)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 64.2%
(Cost $11,733,908) 11,729,181
OTHER ASSETS IN EXCESS OF
LIABILITIES - 35.8% ‡ 6,543,008
NET ASSETS - 100.0% 18,272,189
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (139,701) ( 0 .8 ) %
Consumer Discretionary 259,720 1 .4
Consumer Staples (487,449) ( 2 .7 )
Energy (303,111) ( 1 .7 )
Financials 1,436,358 7 .9
Health Care 870,019 4 .8
Industrials 981,783 5 .4
Information Technology (166,285) ( 0 .9 )
Materials 467,603 2 .6
Real Estate (688,275) ( 3 .8 )
Utilities (1,078,273) ( 5 .9 )
Investment Companies 10,576,792 57 .9
Total Investments In Securities
At Value 11,729,181 64 .2
Other Assets in Excess of
Liabilities ‡ 6,543,008 35 .8
Net Assets
$ 18,272,189 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $24,450,445. In addition, $1,676,860 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $369,269 of investment in securities and
$(194,234) of securities sold short, which represents 2.02% and (1.06)% of net assets of the Fund, respectively.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 50,000 $ (1,195) $ (79) $ (1,274)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 50,000 (1,195) (79) (1,274)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 50,000 (1,062) (60) (1,122)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 % Quarterly 6/20/2030 0 .51 % USD 50,000 $ (1,062) $ (61) $ (1,123)
$ (4,514) $ (279) $ (4,793)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 50,000 $ 5,206 $ 368 $ 5,574
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 50,000 5,207 367 5,574
$ 10,413 $ 735 $ 11,148
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 700,000 $ 17 $ 388 $ 405
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 700,000 24 380 404
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 2,000,000 4,387 216 4,603
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 2,000,000 4,216 387 4,603
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 2,300,000 50,275 9,343 59,618
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 2,200,000 48,411 8,615 57,026
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,400,000 (2,187) 3,344 1,157
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,400,000 (2,191) 3,348 1,157
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 100,000 (9) 109 100
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 100,000 (10) 110 100
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 7,000,000 1,512 35 1,547
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 7,000,000 1,512 35 1,547
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 1,500,000 446 54 500
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 1,500,000 446 54 500
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 2,500,000 (28) 250 222
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 2,500,000 (28) 250 222
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 1,500,000 616 300 916
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 1,500,000 616 300 916
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 665,000,000 18,849 (2,331) 16,518
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 665,000,000 18,849 (2,331) 16,518
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 80,000,000 1,499 (434) 1,065
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 80,000,000 1,499 (434) 1,065
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 65,000,000 6,126 (3,073) 3,053
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 65,000,000 6,126 (3,073) 3,053
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 2,500,000 8,128 (840) 7,288
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 2,400,000 7,861 (865) 6,996
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 100,000 1,036 (116) 920
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 100,000 1,900 (206) 1,694
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 64 (50) 14
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 64 (50) 14
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 600,000 235 234 469
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 600,000 235 234 469

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 1,500,000 $ 1,530 $ 927 $ 2,457
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 1,600,000 1,665 956 2,621
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 7,000,000 101 479 580
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 7,000,000 101 479 580
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 10,000,000 1,233 1,443 2,676
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 10,000,000 1,233 1,443 2,676
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 100,000 1,138 (90) 1,048
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,300,000 28,489 (2,125) 26,364
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,300,000 28,528 (2,164) 26,364
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 2,000,000 3,338 812 4,150
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 2,000,000 3,338 812 4,150
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 200,000 1,042 (863) 179
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 521 (432) 89
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 1,078 (22) 1,056
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 1,078 (22) 1,056
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 4,900,000 5,094 1,255 6,349
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 4,900,000 5,073 1,275 6,348
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 500,000 391 (18) 373
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 500,000 391 (18) 373
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 2,500,000 301 (119) 182
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 2,500,000 301 (119) 182
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 35,000,000 649 (272) 377
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 35,000,000 649 (272) 377
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,100,000 15,304 2,518 17,822
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,100,000 15,304 2,518 17,822
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 400,000 20,126 6,224 26,350
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 400,000 20,647 5,703 26,350
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 400,000 55 (24) 31
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 500,000 113 (75) 38
Receive 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 212 (29) 183
Receive 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 212 (29) 183
339,731 34,334 374,065
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 30,000,000 (109) (212) (321)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 30,000,000 (109) (212) (321)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2030 INR 20,000,000 (2,247) (152) (2,399)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2030 INR 20,000,000 (2,247) (152) (2,399)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 100,000 (1,065) (266) (1,331)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 600,000 (624) (791) (1,415)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 600,000 (177) (1,238) (1,415)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 200,000,000 (974) (65) (1,039)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 200,000,000 (974) (65) (1,039)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 10,300,000 (703) (6,251) (6,954)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 10,400,000 (849) (6,173) (7,022)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 2,500,000 133 (212) (79)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 2,500,000 133 (212) (79)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 1,500,000 (381) (148) (529)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 1,500,000 (381) (148) (529)
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 100,000,000 (164) (172) (336)
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 100,000,000 (164) (172) (336)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 60,000,000 (655) (207) (862)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 60,000,000 (655) (207) (862)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 345,000,000 (145) (134) (279)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 345,000,000 (145) (134) (279)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 5,000,000 (3) (8) (11)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 5,000,000 (3) (8) (11)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 8,200,000 (33,193) (7,080) (40,273)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 8,200,000 (33,193) (7,080) (40,273)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 900,000 $ (1,904) $ (3,471) $ (5,375)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 800,000 (1,601) (3,177) (4,778)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 (1,497) (184) (1,681)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 (595) (1,086) (1,681)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,000,000 (40,177) (2,637) (42,814)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,100,000 (42,135) (2,818) (44,953)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 100,000 (1,262) 370 (892)
Receive 1D SORA Semi 2.00% Semi 12/18/2030 SGD 100,000 (879) (260) (1,139)
Receive 1D SORA Semi 2.00% Semi 12/18/2030 SGD 100,000 (971) (168) (1,139)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 310,000,000 (49,671) 4,172 (45,499)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 310,000,000 (49,670) 4,171 (45,499)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 7,000,000 (78) (168) (246)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 7,000,000 (78) (168) (246)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 (1,248) 517 (731)
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 55,000,000 (140) (272) (412)
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 55,000,000 (140) (272) (412)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 100,000 (1,125) 177 (948)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 15,000,000 (8,460) (1,572) (10,032)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 15,000,000 (8,460) (1,572) (10,032)
(288,985) (39,917) (328,902)
$ 50,746 $ (5,583) $ 45,163
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 3,671,278 $ 4,722
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 09/19/2025 CHF (238,020) 1,323
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.39%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 EUR 1,916 –
MSCI Japan Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TONAR plus or
minus a specified
spread (-0.10%)
Monthly GSIN 09/17/2025 JPY (3,862) –
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.35%)
Monthly JPMC 09/17/2025 ZAR (1,801,825) –
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.29%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 EUR 363 –
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (0.05%)
Monthly GSIN 09/17/2025 SEK (141,613) –
Total unrealized appreciation 6,045
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR 182,892 (370)
WIG20 Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 09/19/2025 PLN (56,520) (22)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 HKD 1,072,126 $ (1,365)
Total unrealized depreciation (1,757)
Net unrealized appreciation $ 4,288
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Mini Index 8 7/2025 HKD $ 245,444 $ (753)
H-Shares Index 44 7/2025 HKD 485,909 (1,552)
IBEX 35 Index 9 7/2025 EUR 147,582 439
KOSPI 200 Index 32 7/2025 KRW 492,543 (620)
OMXS30 Index 1 7/2025 SEK 26,351 (266)
SGX FTSE China A50 Index 12 7/2025 USD 160,656 (2,458)
SGX FTSE Taiwan Index 1 7/2025 USD 72,940 62
Australia 10 Year Bond 6 9/2025 AUD 452,968 (1,476)
Australia 3 Year Bond 1 9/2025 AUD 70,929 (47)
Euro STOXX 50 Index 5 9/2025 EUR 313,747 2,314
Euro-BTP 2 9/2025 EUR 285,111 (327)
Euro-Bund 7 9/2025 EUR 1,073,831 (2,978)
Euro-Buxl 1 9/2025 EUR 139,917 (1,237)
Euro-OAT 2 9/2025 EUR 291,802 (784)
FTSE 100 Index 1 9/2025 GBP 120,649 699
FTSE/MIB Index 1 9/2025 EUR 46,944 37
Long Gilt 5 9/2025 GBP 638,969 (1,227)
Mini-DAX Index 1 9/2025 EUR 141,643 (256)
MSCI Emerging Markets Index 3 9/2025 USD 185,025 338
NASDAQ 100 Micro E-Mini Index 2 9/2025 USD 91,573 214
Russell 2000 Micro E-Mini Index 14 9/2025 USD 153,419 (99)
S&P 500 Micro E-Mini Index 590 9/2025 USD 18,448,562 323,369
S&P Midcap 400 E-Mini Index 2 9/2025 USD 625,100 4,012
S&P/TSX 60 Index 1 9/2025 CAD 234,992 1,402
U.S. Treasury 2 Year Note 10 9/2025 USD 2,080,391 473
U.S. Treasury 5 Year Note 8 9/2025 USD 872,187 1,006
U.S. Treasury Ultra Bond 1 9/2025 USD 118,969 388
3 Month Euro Euribor 1 12/2025 EUR 289,172 (15)
3 Month CORRA 9 3/2026 CAD 1,613,044 328
3 Month Euro Euribor 3 3/2026 EUR 867,737 16
3 Month SARON 1 3/2026 CHF 315,678 7
3 Month SOFR 7 3/2026 USD 1,685,862 548
3 Month SONIA 12 3/2026 GBP 3,969,498 1,049
90-Day Australian Bank Bill 1 3/2026 AUD 653,333 7
3 Month CORRA 1 6/2026 CAD 179,273 62
3 Month Euro Euribor 3 6/2026 EUR 867,604 (35)
3 Month SARON 1 6/2026 CHF 315,741 (1)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SOFR 3 6/2026 USD $ 724,500 $ 324
3 Month SONIA 8 6/2026 GBP 2,650,450 778
90-Day Australian Bank Bill 4 6/2026 AUD 2,613,397 13
3 Month Euro Euribor 1 9/2026 EUR 289,069 (52)
3 Month SARON 1 9/2026 CHF 315,678 (32)
3 Month SONIA 8 9/2026 GBP 2,652,372 579
90-Day Australian Bank Bill 1 9/2026 AUD 653,317 (2)
3 Month Euro Euribor 3 12/2026 EUR 866,677 (151)
3 Month SARON 1 12/2026 CHF 315,552 (32)
3 Month SONIA 7 12/2026 GBP 2,321,306 951
3 Month Euro Euribor 3 3/2027 EUR 866,014 (230)
3 Month Euro Euribor 3 6/2027 EUR 865,351 (277)
3 Month Euro Euribor 1 9/2027 EUR 288,200 (163)
Total of long contracts 324,345
Short Contracts
CAC 40 10 Euro Index (1) 7/2025 EUR (90,349) (992)
FTSE Bursa Malaysia KLCI Index (1) 7/2025 MYR (18,204) 30
IFSC NIFTY 50 Index (4) 7/2025 USD (204,808) 472
MSCI Singapore Index (11) 7/2025 SGD (355,781) 59
Canada 10 Year Bond (1) 9/2025 CAD (89,657) (438)
DJIA CBOT Micro E-mini Index (5) 9/2025 USD (110,972) (292)
Euro-Schatz (4) 9/2025 EUR (505,317) 291
FTSE/JSE Top 40 Index (2) 9/2025 ZAR (101,424) (310)
Japan 10 Year Bond Mini (7) 9/2025 JPY (676,011) 1,092
MEX BOLSA Index (1) 9/2025 MXN (31,025) 125
Nikkei 225 Index (3) 9/2025 JPY (84,393) 366
SET50 Index (34) 9/2025 THB (147,029) (12)
SPI 200 Index (2) 9/2025 AUD (280,931) (298)
TOPIX Mini Index (12) 9/2025 JPY (237,950) 477
U.S. Treasury 10 Year Note (11) 9/2025 USD (1,233,547) (3,637)
U.S. Treasury Long Bond (1) 9/2025 USD (115,375) (501)
3 Month SONIA (5) 3/2027 GBP (1,657,904) (802)
3 Month SONIA (5) 6/2027 GBP (1,657,389) (523)
3 Month SONIA (5) 9/2027 GBP (1,656,788) (317)
3 Month SONIA (6) 12/2027 GBP (1,987,426) (353)
Total of short contracts (5,563)
Net unrealized appreciation $ 318,782
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 369,500 USD 242,528 CITI 9/17/2025 $ 1,054
AUD 369,500 USD 242,527 JPMC 9/17/2025 1,055
BRL 4,962,000 USD 882,903 CITI
**
9/17/2025 12,650
BRL 4,962,000 USD 882,901 JPMC
**
9/17/2025 12,651
CAD 97,000 USD 71,015 CITI 9/17/2025 499
CAD 97,000 USD 71,015 JPMC 9/17/2025 499
CHF 114,500 USD 144,470 CITI 9/17/2025 1,264
CHF 114,500 USD 144,470 JPMC 9/17/2025 1,265
CLP 100,000,000 USD 106,909 CITI
**
9/17/2025 412
CLP 100,000,000 USD 106,909 JPMC
**
9/17/2025 412
CNY 1,633,500 USD 229,235 CITI
**
9/17/2025 405

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 1,633,500 USD 229,234 JPMC
**
9/17/2025 $ 406
CZK 3,500,000 USD 165,206 CITI 9/17/2025 1,941
CZK 3,500,000 USD 165,206 JPMC 9/17/2025 1,941
EUR 360,500 USD 424,195 CITI 9/17/2025 2,672
EUR 360,500 USD 424,194 JPMC 9/17/2025 2,673
GBP 159,500 USD 218,968 CITI 9/17/2025 80
GBP 159,500 USD 218,968 JPMC 9/17/2025 80
HUF 65,000,000 USD 187,359 CITI 9/17/2025 3,442
HUF 65,000,000 USD 187,359 JPMC 9/17/2025 3,443
ILS 51,500 USD 15,132 CITI 9/17/2025 173
ILS 51,500 USD 15,132 JPMC 9/17/2025 173
INR 5,000,000 USD 57,951 CITI
**
9/17/2025 175
INR 5,000,000 USD 57,951 JPMC
**
9/17/2025 175
JPY 185,000,000 USD 1,290,681 CITI 9/17/2025 5,395
JPY 185,000,000 USD 1,290,679 JPMC 9/17/2025 5,398
KRW 50,000,000 USD 37,007 CITI
**
9/17/2025 127
KRW 50,000,000 USD 37,007 JPMC
**
9/17/2025 127
MXN 1,000,000 USD 52,504 CITI 9/17/2025 346
MXN 1,000,000 USD 52,504 JPMC 9/17/2025 346
NOK 3,000,000 USD 294,813 CITI 9/17/2025 2,967
NOK 3,000,000 USD 294,812 JPMC 9/17/2025 2,968
NZD 191,000 USD 115,527 CITI 9/17/2025 1,205
NZD 191,000 USD 115,527 JPMC 9/17/2025 1,205
PEN 90,500 USD 25,287 CITI
**
9/17/2025 204
PEN 90,500 USD 25,287 JPMC
**
9/17/2025 204
PLN 734,000 USD 202,003 CITI 9/17/2025 1,262
PLN 734,000 USD 202,002 JPMC 9/17/2025 1,263
SGD 145,000 USD 114,473 CITI 9/17/2025 219
SGD 145,000 USD 114,473 JPMC 9/17/2025 219
TWD 1,000,000 USD 34,684 CITI
**
9/17/2025 321
TWD 1,000,000 USD 34,684 JPMC
**
9/17/2025 321
USD 171,501 COP 700,000,000 CITI
**
9/17/2025 2,009
USD 171,501 COP 700,000,000 JPMC
**
9/17/2025 2,010
USD 218,649 GBP 159,000 CITI 9/17/2025 288
USD 218,650 GBP 159,000 JPMC 9/17/2025 288
USD 17,860 TWD 500,000 CITI
**
9/17/2025 358
USD 17,860 TWD 500,000 JPMC
**
9/17/2025 358
ZAR 4,500,000 USD 251,387 CITI 9/17/2025 1,345
ZAR 4,500,000 USD 251,387 JPMC 9/17/2025 1,345
Total unrealized appreciation 81,638
COP 1,900,000,000 USD 461,121 CITI
**
9/17/2025 (1,071)
COP 1,900,000,000 USD 461,120 JPMC
**
9/17/2025 (1,071)
NOK 500,000 USD 49,703 CITI 9/17/2025 (73)
NOK 500,000 USD 49,703 JPMC 9/17/2025 (73)
THB 3,000,000 USD 93,026 CITI 9/17/2025 (194)
THB 3,000,000 USD 93,026 JPMC 9/17/2025 (194)
TWD 1,500,000 USD 53,018 CITI
**
9/17/2025 (510)
TWD 1,500,000 USD 53,018 JPMC
**
9/17/2025 (509)
USD 311,073 AUD 477,000 CITI 9/17/2025 (3,376)
USD 311,073 AUD 477,000 JPMC 9/17/2025 (3,375)
USD 336,955 BRL 1,901,500 CITI
**
9/17/2025 (6,231)
USD 336,956 BRL 1,901,500 JPMC
**
9/17/2025 (6,231)
USD 2,573 CAD 3,500 CITI 9/17/2025 (7)
USD 2,573 CAD 3,500 JPMC 9/17/2025 (7)
USD 600,414 CHF 478,000 CITI 9/17/2025 (7,979)
USD 600,416 CHF 478,000 JPMC 9/17/2025 (7,978)
USD 227,815 CNY 1,622,102 CITI
**
9/17/2025 (223)
USD 227,815 CNY 1,622,103 JPMC
**
9/17/2025 (223)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 118,817 CZK 2,500,000 CITI 9/17/2025 $ (574)
USD 118,817 CZK 2,500,000 JPMC 9/17/2025 (573)
USD 978,529 EUR 831,000 CITI 9/17/2025 (5,455)
USD 978,531 EUR 831,000 JPMC 9/17/2025 (5,453)
USD 244,356 GBP 179,500 CITI 9/17/2025 (2,158)
USD 244,357 GBP 179,500 JPMC 9/17/2025 (2,158)
USD 2,223 ILS 7,500 CITI 9/17/2025 (6)
USD 2,223 ILS 7,500 JPMC 9/17/2025 (5)
USD 627,176 JPY 90,000,000 CITI 9/17/2025 (3,348)
USD 627,177 JPY 90,000,000 JPMC 9/17/2025 (3,347)
USD 110,659 KRW 150,000,000 CITI
**
9/17/2025 (743)
USD 110,659 KRW 150,000,000 JPMC
**
9/17/2025 (743)
USD 626,754 MXN 12,000,000 CITI 9/17/2025 (7,452)
USD 626,755 MXN 12,000,000 JPMC 9/17/2025 (7,452)
USD 49,550 NOK 500,000 CITI 9/17/2025 (80)
USD 49,550 NOK 500,000 JPMC 9/17/2025 (79)
USD 72,388 NZD 119,000 CITI 9/17/2025 (340)
USD 72,388 NZD 119,000 JPMC 9/17/2025 (340)
USD 533,256 PLN 1,947,500 CITI 9/17/2025 (6,060)
USD 533,258 PLN 1,947,500 JPMC 9/17/2025 (6,059)
USD 52,651 SEK 500,000 CITI 9/17/2025 (471)
USD 52,651 SEK 500,000 JPMC 9/17/2025 (471)
USD 587,749 SGD 747,500 CITI 9/17/2025 (3,507)
USD 587,750 SGD 747,500 JPMC 9/17/2025 (3,505)
USD 431,638 THB 14,000,000 CITI 9/17/2025 (1,581)
USD 431,639 THB 14,000,000 JPMC 9/17/2025 (1,580)
Total unrealized depreciation (102,865)
Net unrealized depreciation $ (21,227)
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 40,259 $ 40,259
GSCO
Cash – 1,220,839 1,220,839
GSIN
Cash 110,000 – 110,000
JPMS
Cash – 264,141 264,141
MSCL
Cash – 88,447 88,447

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 294.0%
COMMON STOCKS - 271.8%
Australia - 9 .4%
AGL Energy Ltd. (2)(a) 1,082 6,938
ANZ Group Holdings Ltd. (2)(a) 4,116 78,931
Aristocrat Leisure Ltd. (2)(a) 1,163 49,829
Aurizon Holdings Ltd. (2)(a) 1,344 2,681
BHP Group Ltd. (2)(a) 374 8,998
BlueScope Steel Ltd. (2)(a) 1,702 25,936
CAR Group Ltd. (2)(a) 132 3,251
Commonwealth Bank of Australia
(2)(a) 88 10,710
Computershare Ltd. (2)(a) 2,837 74,425
Evolution Mining Ltd. (2)(a) 17,556 91,401
Fortescue Ltd. (2)(a) 2,119 21,301
Harvey Norman Holdings Ltd. (2)
(a) 2,516 8,729
IGO Ltd. (2)(a) 7,331 20,197
JB Hi-Fi Ltd. (2)(a) 465 33,790
Medibank Pvt Ltd. (2)(a) 5,133 17,046
Mineral Resources Ltd. (2)*(a) 1,198 17,021
Northern Star Resources Ltd. (2)
(a) 4,635 57,252
Orica Ltd. (2)(a) 1,658 21,289
Pro Medicus Ltd. (2)(a) 374 69,988
Qantas Airways Ltd. (2)(a) 1,247 8,810
QBE Insurance Group Ltd. (2)(a) 4,336 66,771
Qube Holdings Ltd. (2)(a) 952 2,684
REA Group Ltd. (2)(a) 99 15,678
SEEK Ltd. (2)(a) 1,550 24,530
Sonic Healthcare Ltd. (2)(a) 894 15,780
South32 Ltd. (2)(a) 14,468 27,647
Suncorp Group Ltd. (2)(a) 2,020 28,788
Technology One Ltd. (2)(a) 1,679 45,259
Telstra Group Ltd. (2)(a) 21,162 67,478
Whitehaven Coal Ltd. (2)(a) 1,471 5,251
WiseTech Global Ltd. (2)(a) 358 25,674
954,063
Belgium - 0 .9%
Ageas SA/NV (2)(a) 387 26,180
Anheuser-Busch InBev SA/NV (2)
(a) 658 45,270
Liberty Global Ltd., Class A *(a) 550 5,506
Umicore SA (2)(a) 1,266 18,683
95,639
Brazil - 0 .7%
MercadoLibre, Inc. * 4 10,455
Wheaton Precious Metals Corp. 681 61,241
Yara International ASA (2) 70 2,583
74,279
Canada - 9 .5%
Agnico Eagle Mines Ltd. (a) 171 20,373
Alamos Gold, Inc., Class A (a) 1,073 28,540
Alimentation Couche-Tard, Inc. (a) 59 2,933
ARC Resources Ltd. (a) 962 20,282
Atco Ltd., Class I (a) 378 14,096
Bank of Nova Scotia (The) (a) 1,778 98,317
INVESTMENTS SHARES VALUE ($)
Canada - 9.5% (continued)
Brookfield Infrastructure Corp.,
Class A (a) 125 5,201
Canadian National Railway Co. (a) 552 57,517
Canadian Natural Resources Ltd.
(a) 1,452 45,637
Capstone Copper Corp. *(a) 507 3,113
CCL Industries, Inc., Class B (a) 124 7,231
Celestica, Inc. *(a) 364 56,871
Cenovus Energy, Inc. (a) 1,751 23,827
CGI, Inc. (a) 70 7,351
Constellation Software, Inc. (a) 9 33,001
Emera, Inc. (a) 59 2,703
Empire Co. Ltd., Class A (a) 673 27,928
Fairfax Financial Holdings Ltd. (a) 14 25,270
Finning International, Inc. (a) 183 7,824
Franco-Nevada Corp. (a) 20 3,284
George Weston Ltd. (a) 257 51,543
iA Financial Corp., Inc. (a) 130 14,252
Intact Financial Corp. (a) 14 3,255
Loblaw Cos. Ltd. (a) 541 89,488
Lundin Gold, Inc. (a) 1,054 55,651
Magna International, Inc. (a) 124 4,793
Manulife Financial Corp. (a) 178 5,691
Metro, Inc., Class A (a) 461 36,213
Pan American Silver Corp. (a) 455 12,911
Quebecor, Inc., Class B (a) 714 21,733
Saputo, Inc. (a) 134 2,742
Stantec, Inc. (a) 147 15,995
Sun Life Financial, Inc. (a) 95 6,321
Suncor Energy, Inc. (a) 1,235 46,262
TFI International, Inc. (a) 477 42,819
Toronto-Dominion Bank (The) (a) 183 13,460
Tourmaline Oil Corp. (a) 886 42,747
Whitecap Resources, Inc. (a) 1,513 10,166
967,341
China - 1 .0%
Prosus NV (2) 1,066 59,809
Wilmar International Ltd. (2) 13,300 30,022
Yangzijiang Shipbuilding Holdings
Ltd. (2) 5,400 9,424
99,255
Denmark - 3 .5%
AP Moller - Maersk A/S, Class B
(2)(a) 19 35,334
Danske Bank A/S (2)(a) 1,971 80,504
Genmab A/S (2)*(a) 302 62,716
ISS A/S (2)(a) 952 26,571
Jyske Bank A/S (Registered) (2)(a) 205 20,744
Pandora A/S (2)(a) 328 57,792
ROCKWOOL A/S, Class B (2)(a) 501 23,483
Royal Unibrew A/S (a) 155 12,664
Vestas Wind Systems A/S (2)(a) 2,551 38,318
358,126
Finland - 2 .7%
Elisa OYJ (2)(a) 588 32,682
Kone OYJ, Class B (2)(a) 609 40,121
Nordea Bank Abp (2)(a) 6,601 97,944

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 2.7% (continued)
Sampo OYJ, Class A (2)(a) 2,581 27,778
UPM-Kymmene OYJ (2)(a) 1,261 34,435
Wartsila OYJ Abp (2)(a) 1,743 41,195
274,155
France - 12 .3%
Accor SA (2)(a) 159 8,333
Air France-KLM (2)*(a) 3,154 34,524
Amundi SA (2)(a)(b) 192 15,563
BNP Paribas SA (2)(a) 1,128 101,183
Bouygues SA (2)(a) 1,422 64,310
Carrefour SA (2)(a) 5,578 78,685
Credit Agricole SA (2)(a) 2,074 39,237
Dassault Aviation SA (2)(a) 115 40,661
Eiffage SA (2)(a) 383 53,817
FDJ UNITED (2)(a)(b) 70 2,747
Gaztransport Et Technigaz SA (2)
(a) 93 18,398
Hermes International SCA (2)(a) 13 35,241
Ipsen SA (2)(a) 97 11,554
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 98 51,291
Orange SA (2)(a) 4,309 65,618
Renault SA (2)(a) 885 40,838
Safran SA (2)(a) 413 134,688
SCOR SE (2)(a) 654 21,721
Societe Generale SA (2)(a) 1,571 89,868
Sodexo SA (2)(a) 96 5,908
Teleperformance SE (2)(a) 185 17,969
Thales SA (2)(a) 174 51,378
TotalEnergies SE (2)(a) 1,491 91,134
Valeo SE (2)(a) 2,320 25,466
Vinci SA (2)(a) 905 133,460
Vivendi SE (2)(a) 3,424 11,811
1,245,403
Germany - 7 .5%
adidas AG (2)(a) 12 2,801
Allianz SE (Registered) (2)(a) 351 142,447
Bayer AG (Registered) (2)(a) 774 23,319
Continental AG (2)(a) 303 26,445
Deutsche Lufthansa AG
(Registered) (2)(a) 4,322 36,692
E.ON SE (2)(a) 2,570 47,354
Evonik Industries AG (2)(a) 1,028 21,237
Freenet AG (2)(a) 83 2,706
Fresenius Medical Care AG (2)(a) 946 54,353
GEA Group AG (2)(a) 441 30,914
Hannover Rueck SE (2)(a) 21 6,617
Knorr-Bremse AG (2)(a) 94 9,118
Mercedes-Benz Group AG (2)(a) 997 58,085
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 30 19,480
Nemetschek SE (2)(a) 212 30,738
Rational AG (2)(a) 21 17,646
RENK Group AG (2)(a) 135 10,799
Rheinmetall AG (2)(a) 37 78,354
RWE AG (2)(a) 1,555 64,981
Scout24 SE (2)(a)(b) 154 21,260
INVESTMENTS SHARES VALUE ($)
Germany - 7.5% (continued)
Siemens Healthineers AG (2)(a)(b) 89 4,941
Talanx AG (2)(a) 199 25,799
Zalando SE (2)*(a)(b) 843 27,817
763,903
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. (2)(a) 1,000 11,034
Ireland - 0 .4%
Accenture plc, Class A 144 43,040
Italy - 4 .0%
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,176 9,974
Enel SpA (2)(a) 708 6,719
Generali (2)(a) 2,552 90,779
Intesa Sanpaolo SpA (2)(a) 4,658 26,832
Leonardo SpA (2)(a) 721 40,684
Nexi SpA (2)(a)(b) 5,455 32,579
Pirelli & C SpA (2)(a)(b) 4,193 28,903
Poste Italiane SpA (2)(a)(b) 3,290 70,688
Reply SpA (2)(a) 88 15,208
Telecom Italia SpA (2)*(a) 34,395 16,995
UniCredit SpA (2)(a) 920 61,717
401,078
Japan - 37 .9%
ABC-Mart, Inc. (2)(a) 1,000 20,544
AGC, Inc. (2)(a) 500 14,668
Aisin Corp. (2)(a) 3,500 44,773
Ajinomoto Co., Inc. (2)(a) 800 21,699
ANA Holdings, Inc. (2)(a) 2,200 43,076
Asahi Kasei Corp. (2)(a) 8,600 61,221
Asics Corp. (2)(a) 1,800 45,901
Astellas Pharma, Inc. (2)(a) 8,700 85,181
Bandai Namco Holdings, Inc. (2)(a) 700 25,087
Brother Industries Ltd. (2)(a) 1,600 27,601
Canon, Inc. (2)(a) 1,300 37,705
Capcom Co. Ltd. (2)(a) 400 13,661
Central Japan Railway Co. (2)(a) 1,400 31,296
Chubu Electric Power Co., Inc. (2)
(a) 3,200 39,598
Concordia Financial Group Ltd.
(2)(a) 6,700 43,481
Dai Nippon Printing Co. Ltd. (2)(a) 2,100 31,878
Dai-ichi Life Holdings, Inc. (2)(a) 7,000 53,218
Daiichi Sankyo Co. Ltd. (2)(a) 5,400 125,108
Denso Corp. (2)(a) 1,900 25,641
ENEOS Holdings, Inc. (2)(a) 2,500 12,392
FANUC Corp. (2)(a) 1,100 29,862
Fukuoka Financial Group, Inc. (2)
(a) 1,400 37,403
Hirose Electric Co. Ltd. (2)(a) 100 12,070
Hitachi Construction Machinery
Co. Ltd. (2)(a) 100 2,980
Hitachi Ltd. (2)(a) 1,000 29,064
Honda Motor Co. Ltd. (2)(a) 3,900 37,607
IHI Corp. (2)(a) 100 10,816
Iida Group Holdings Co. Ltd. (2)(a) 900 12,678
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 5,800 88,313

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 37.9% (continued)
Japan Airlines Co. Ltd. (2)(a) 1,200 24,475
Japan Post Bank Co. Ltd. (2)(a) 2,300 24,795
Japan Post Holdings Co. Ltd. (2)(a) 7,700 71,319
Kajima Corp. (2)(a) 400 10,433
Kansai Electric Power Co., Inc.
(The) (2)(a) 900 10,674
Kao Corp. (2)(a) 2,400 107,533
Kawasaki Heavy Industries Ltd.
(2)(a) 300 22,679
KDDI Corp. (2)(a) 2,700 46,361
Keisei Electric Railway Co. Ltd.
(2)(a) 3,900 36,465
Kobe Bussan Co. Ltd. (2)(a) 1,100 34,161
Kobe Steel Ltd. (2)(a) 2,400 26,199
Koito Manufacturing Co. Ltd. (2)(a) 1,900 22,711
Komatsu Ltd. (2)(a) 2,100 69,286
Kubota Corp. (2)(a) 1,200 13,532
Kyoto Financial Group, Inc. (2)(a) 2,000 35,758
Kyushu Electric Power Co., Inc.
(2)(a) 800 7,153
LY Corp. (2)(a) 3,400 12,521
Marubeni Corp. (2)(a) 2,900 58,459
MINEBEA MITSUMI, Inc. (2)(a) 2,900 42,409
MISUMI Group, Inc. (2)(a) 2,100 28,053
Mitsubishi Chemical Group Corp.
(2)(a) 11,600 60,970
Mitsubishi Corp. (2)(a) 1,400 27,975
Mitsubishi Electric Corp. (2)(a) 700 15,056
Mitsubishi HC Capital, Inc. (2)(a) 500 3,681
Mitsui Chemicals, Inc. (2)(a) 1,600 36,993
Mizuho Financial Group, Inc. (2)(a) 2,400 66,624
Nexon Co. Ltd. (2)(a) 200 4,028
NIDEC Corp. (2)(a) 300 5,830
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,800 36,109
Nippon Steel Corp. (2)(a) 3,600 68,083
Nippon Yusen KK (2)(a) 1,700 61,157
Nissan Chemical Corp. (2)(a) 1,000 30,498
Niterra Co. Ltd. (2)(a) 600 19,949
Nomura Holdings, Inc. (2)(a) 7,000 46,128
Obayashi Corp. (2)(a) 300 4,546
Obic Co. Ltd. (2)(a) 600 23,331
Oji Holdings Corp. (2)(a) 1,600 8,055
Olympus Corp. (2)(a) 1,000 11,878
Oracle Corp. Japan (2)(a) 100 11,919
ORIX Corp. (2)(a) 3,900 88,010
Panasonic Holdings Corp. (2)(a) 7,400 79,175
Recruit Holdings Co. Ltd. (2)(a) 1,000 58,807
Renesas Electronics Corp. (2)(a) 1,000 12,371
Resona Holdings, Inc. (2)(a) 8,400 77,581
Resonac Holdings Corp. (2)(a) 400 9,268
Sanrio Co. Ltd. (2)(a) 200 9,671
Sanwa Holdings Corp. (2)(a) 1,200 39,799
Seiko Epson Corp. (2)(a) 2,200 28,914
Sekisui House Ltd. (2)(a) 600 13,206
Sharp Corp. (2)*(a) 2,000 9,723
Shimamura Co. Ltd. (2)(a) 400 28,066
Shimizu Corp. (2)(a) 3,100 34,626
Shin-Etsu Chemical Co. Ltd. (2)(a) 500 16,511
Shionogi & Co. Ltd. (2)(a) 900 16,202
INVESTMENTS SHARES VALUE ($)
Japan - 37.9% (continued)
Shizuoka Financial Group, Inc. (2)
(a) 3,400 39,559
SoftBank Corp. (2)(a) 18,200 28,191
Sojitz Corp. (2)(a) 1,800 44,232
Square Enix Holdings Co. Ltd. (2)
(a) 800 59,839
Subaru Corp. (2)(a) 300 5,201
Sumitomo Corp. (2)(a) 1,600 41,291
Sumitomo Electric Industries Ltd.
(2)(a) 1,100 23,588
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 1,300 32,735
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 1,000 26,597
Takeda Pharmaceutical Co. Ltd.
(2)(a) 3,200 98,794
TBS Holdings, Inc. (2)(a) 400 14,024
Tokio Marine Holdings, Inc. (2)(a) 700 29,667
Tokyo Century Corp. (2)(a) 1,200 13,510
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 8,300 27,628
Tokyo Electron Ltd. (2)(a) 800 153,209
Tokyo Gas Co. Ltd. (2)(a) 1,000 33,262
Tokyu Corp. (2)(a) 2,500 29,740
TOPPAN Holdings, Inc. (2)(a) 800 21,734
Toray Industries, Inc. (2)(a) 4,300 29,435
Tosoh Corp. (2)(a) 200 2,927
TOTO Ltd. (2)(a) 300 7,554
Toyo Suisan Kaisha Ltd. (2)(a) 200 13,293
Toyota Motor Corp. (2)(a) 1,900 32,724
Toyota Tsusho Corp. (2)(a) 1,400 31,712
Trend Micro, Inc. (2)(a) 200 13,833
USS Co. Ltd. (2)(a) 2,200 24,246
West Japan Railway Co. (2)(a) 700 16,003
Yamaha Corp. (2)(a) 1,700 12,286
Yamato Holdings Co. Ltd. (2)(a) 2,500 33,459
Yamazaki Baking Co. Ltd. (2)(a) 300 6,716
Yokogawa Electric Corp. (2)(a) 1,800 48,085
Zensho Holdings Co. Ltd. (2)(a) 200 12,105
3,841,417
Netherlands - 2 .9%
Aalberts NV (2)(a) 392 14,237
Arcadis NV (2)(a) 241 11,703
Argenx SE (2)*(a) 29 16,054
ASM International NV (2)(a) 35 22,452
ASML Holding NV (2)(a) 12 9,616
ASR Nederland NV (2)(a) 746 49,568
Heineken NV (2)(a) 648 56,533
NN Group NV (2)(a) 449 29,876
Wolters Kluwer NV (2)(a) 487 81,446
291,485
Nigeria - 0 .2%
Airtel Africa plc (2)(b) 6,389 15,822
Norway - 1 .0%
Gjensidige Forsikring ASA (2)(a) 340 8,619
Kongsberg Gruppen ASA (a) 1,036 40,173
Norsk Hydro ASA (2)(a) 516 2,955
Telenor ASA (2)(a) 2,878 44,817

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 1.0% (continued)
TOMRA Systems ASA (2)(a) 385 6,009
102,573
Portugal - 0 .7%
Banco Comercial Portugues SA,
Class R (2) 56,082 43,690
EDP SA (2) 5,146 22,356
66,046
Singapore - 0 .9%
Genting Singapore Ltd. (2) 32,900 18,504
Sea Ltd., ADR *(a) 56 8,957
Sembcorp Industries Ltd. (2) 2,100 11,313
Singapore Airlines Ltd. (2) 1,800 9,873
United Overseas Bank Ltd. (2) 1,500 42,455
91,102
South Korea - 0 .2%
Delivery Hero SE (2)*(b) 837 22,718
Spain - 2 .0%
ACS Actividades de Construccion
y Servicios SA (2)(a) 469 32,599
Aena SME SA (2)(a)(b) 1,373 36,651
Banco Santander SA (2)(a) 1,067 8,836
Bankinter SA (2)(a) 4,766 62,217
Cellnex Telecom SA (2)(a)(b) 268 10,435
Enagas SA (2)(a) 801 13,487
Fluidra SA (2)(a) 709 17,775
Industria de Diseno Textil SA (2)(a) 450 23,475
205,475
Sweden - 4 .8%
Alfa Laval AB (2)(a) 1,088 45,825
Autoliv, Inc. (a) 42 4,700
Elekta AB, Class B (2)(a) 1,070 5,520
Essity AB, Class B (2)(a) 913 25,280
Evolution AB (2)(a)(b) 1,494 118,658
Husqvarna AB, Class B (2)(a) 2,030 10,701
Indutrade AB (2)(a) 104 2,840
Svenska Handelsbanken AB, Class
A (2)(a) 5,093 68,181
Swedbank AB, Class A (2)(a) 1,292 34,220
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 11,556 98,750
Telia Co. AB (2)(a) 15,437 55,524
Volvo AB, Class B (2)(a) 429 12,071
482,270
Switzerland - 4 .7%
ABB Ltd. (Registered) (2)(a) 434 26,009
Adecco Group AG (Registered)
(2)(a) 1,280 38,141
BKW AG (2)(a) 41 8,989
Clariant AG (Registered) (2)*(a) 618 6,583
DSM-Firmenich AG (2)(a) 377 40,107
Flughafen Zurich AG (Registered)
(2)(a) 81 23,095
Geberit AG (Registered) (2)(a) 24 18,901
Givaudan SA (Registered) (2)(a) 11 53,345
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.7% (continued)
Helvetia Holding AG (Registered)
(2)(a) 14 3,287
Kuehne + Nagel International AG
(Registered) (2)(a) 358 77,522
Logitech International SA
(Registered) (2)(a) 206 18,681
SGS SA (Registered) (2)(a) 633 64,272
Swissquote Group Holding SA
(Registered) (2)(a) 21 11,935
Zurich Insurance Group AG (2)(a) 120 83,968
474,835
United Kingdom - 10 .4%
B&M European Value Retail SA
(2)(a) 15,693 58,447
Barclays plc (2)(a) 7,070 32,669
Beazley plc (2)(a) 729 9,360
Burberry Group plc (2)*(a) 3,144 51,069
Centrica plc (2)(a) 38,042 84,407
Compass Group plc (2)(a) 2,869 97,179
easyJet plc (2)(a) 851 6,228
Entain plc (2)(a) 1,729 21,415
Flutter Entertainment plc *(a) 136 38,863
Hiscox Ltd. (2)(a) 2,535 43,756
InterContinental Hotels Group plc
(2)(a) 380 43,447
Intermediate Capital Group plc (2)
(a) 493 13,077
International Consolidated Airlines
Group SA (2)(a) 5,444 25,648
ITV plc (2)(a) 18,106 20,512
Kingfisher plc (2)(a) 12,675 50,619
Lloyds Banking Group plc (2)(a) 39,323 41,349
NatWest Group plc (2)(a) 6,424 45,115
Next plc (2)(a) 148 25,278
Persimmon plc (2)(a) 592 10,532
Rolls-Royce Holdings plc (2)(a) 4,910 65,071
RS GROUP plc (2)(a) 1,092 8,620
Taylor Wimpey plc (2)(a) 33,618 54,821
TechnipFMC plc (a) 2,152 74,115
Tesco plc (2)(a) 9,488 52,312
United Utilities Group plc (2)(a) 217 3,407
Vodafone Group plc (2)(a) 72,789 77,917
1,055,233
United States - 154 .1%
3M Co. (a) 45 6,851
A O Smith Corp. (a) 163 10,688
AbbVie, Inc. (a) 23 4,269
Abercrombie & Fitch Co., Class
A *(a) 588 48,716
Acuity, Inc. (a) 40 11,934
Adobe, Inc. *(a) 243 94,012
Affirm Holdings, Inc., Class A *(a) 73 5,047
Agilent Technologies, Inc. (a) 438 51,688
Agree Realty Corp., REIT (a) 54 3,945
Air Lease Corp., Class A (a) 401 23,454
Airbnb, Inc., Class A *(a) 369 48,833
Akamai Technologies, Inc. *(a) 103 8,215
Alaska Air Group, Inc. *(a) 248 12,271

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Albemarle Corp. (a) 523 32,776
Alexandria Real Estate Equities,
Inc., REIT (a) 627 45,539
Align Technology, Inc. *(a) 28 5,301
Allison Transmission Holdings,
Inc. (a) 123 11,684
Altria Group, Inc. (a) 927 54,350
Amcor plc (a) 5,947 54,653
Amdocs Ltd. (a) 295 26,916
American Electric Power Co., Inc.
(a) 359 37,250
American International Group, Inc.
(a) 231 19,771
Ameriprise Financial, Inc. (a) 111 59,244
AMETEK, Inc. (a) 15 2,714
Analog Devices, Inc. (a) 61 14,519
Antero Resources Corp. *(a) 191 7,693
APA Corp. (a) 441 8,066
Apellis Pharmaceuticals, Inc. *(a) 802 13,883
Applied Materials, Inc. (a) 176 32,220
AptarGroup, Inc. (a) 125 19,554
Aramark (a) 115 4,815
Arch Capital Group Ltd. (a) 447 40,699
Arista Networks, Inc. *(a) 881 90,135
Arrow Electronics, Inc. *(a) 505 64,352
ASGN, Inc. *(a) 169 8,438
Ashland, Inc. (a) 1,144 57,520
Atlassian Corp., Class A *(a) 366 74,331
AutoNation, Inc. *(a) 199 39,531
AutoZone, Inc. *(a) 23 85,381
Avnet, Inc. (a) 514 27,283
Axalta Coating Systems Ltd. *(a) 1,257 37,320
Axis Capital Holdings Ltd. (a) 838 87,001
Axon Enterprise, Inc. *(a) 24 19,871
Azenta, Inc. *(a) 525 16,160
Bank of New York Mellon Corp.
(The) (a) 257 23,415
Bath & Body Works, Inc. (a) 1,084 32,477
Becton Dickinson & Co. (a) 89 15,330
BellRing Brands, Inc. *(a) 756 43,795
Best Buy Co., Inc. (a) 705 47,327
Biogen, Inc. *(a) 268 33,658
BioMarin Pharmaceutical, Inc. *(a) 1,360 74,759
BJ's Wholesale Club Holdings,
Inc. *(a) 284 30,624
Blackbaud, Inc. *(a) 208 13,356
Booking Holdings, Inc. (a) 16 92,628
Booz Allen Hamilton Holding Corp.,
Class A (a) 747 77,785
BorgWarner, Inc. (a) 1,698 56,849
Boston Scientific Corp. *(a) 496 53,275
BP plc (2)(a) 5,132 25,569
Bright Horizons Family Solutions,
Inc. *(a) 89 11,000
Brink's Co. (The) (a) 295 26,341
Bristol-Myers Squibb Co. (a) 1,478 68,417
Broadridge Financial Solutions,
Inc. (a) 157 38,156
BRP, Inc. (a) 131 6,359
Bruker Corp. (a) 66 2,719
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Builders FirstSource, Inc. *(a) 74 8,635
Cabot Corp. (a) 655 49,125
CACI International, Inc., Class A
*(a) 45 21,452
Camden Property Trust, REIT (a) 200 22,538
Capital One Financial Corp. (a) 196 41,701
Cardinal Health, Inc. (a) 234 39,312
CarMax, Inc. *(a) 1,761 118,357
Carnival Corp. *(a) 635 17,856
Carpenter Technology Corp. (a) 81 22,387
Carrier Global Corp. (a) 424 31,033
Carter's, Inc. (a) 1,016 30,612
Cencora, Inc. (a) 33 9,895
Centene Corp. *(a) 2,051 111,328
CF Industries Holdings, Inc. (a) 411 37,812
Charles Schwab Corp. (The) (a) 44 4,015
Charter Communications, Inc.,
Class A *(a) 50 20,441
Chemed Corp. (a) 17 8,278
Cheniere Energy, Inc. (a) 11 2,679
Chewy, Inc., Class A *(a) 1,261 53,744
Chipotle Mexican Grill, Inc., Class
A *(a) 176 9,882
Chord Energy Corp. (a) 133 12,881
Chubb Ltd. (a) 247 71,561
Churchill Downs, Inc. (a) 624 63,024
Ciena Corp. *(a) 437 35,541
Cigna Group (The) (a) 111 36,694
Cincinnati Financial Corp. (a) 22 3,276
Cirrus Logic, Inc. *(a) 148 15,430
Citigroup, Inc. (a) 133 11,321
Citizens Financial Group, Inc. (a) 1,531 68,512
Clorox Co. (The) (a) 296 35,541
CME Group, Inc. (a) 52 14,332
CNA Financial Corp. (a) 820 38,155
CNO Financial Group, Inc. (a) 299 11,535
CNX Resources Corp. *(a) 372 12,529
Coca-Cola Consolidated, Inc. (a) 519 57,946
Cognex Corp. (a) 670 21,252
Columbia Sportswear Co. (a) 96 5,864
Comfort Systems USA, Inc. (a) 89 47,723
Commercial Metals Co. (a) 377 18,439
Commvault Systems, Inc. *(a) 427 74,439
Concentrix Corp. (a) 972 51,375
ConocoPhillips (a) 323 28,986
Cooper Cos., Inc. (The) *(a) 90 6,404
Copart, Inc. *(a) 759 37,244
Corebridge Financial, Inc. (a) 80 2,840
Corning, Inc. (a) 52 2,735
CoStar Group, Inc. *(a) 180 14,472
Costco Wholesale Corp. (a) 98 97,014
Crane Co. (a) 198 37,598
CRH plc (a) 759 69,676
Crowdstrike Holdings, Inc., Class
A *(a) 31 15,789
Crown Holdings, Inc. (a) 622 64,054
Cummins, Inc. (a) 97 31,768
Curtiss-Wright Corp. (a) 69 33,710
CVS Health Corp. (a) 45 3,104
Danaher Corp. (a) 94 18,569

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Darden Restaurants, Inc. (a) 445 96,997
Datadog, Inc., Class A *(a) 123 16,523
Dayforce, Inc. *(a) 196 10,856
Deckers Outdoor Corp. *(a) 229 23,603
Dell Technologies, Inc., Class C (a) 188 23,049
Delta Air Lines, Inc. (a) 1,048 51,541
DENTSPLY SIRONA, Inc. (a) 2,840 45,099
Devon Energy Corp. (a) 1,190 37,854
Dexcom, Inc. *(a) 138 12,046
Dillard's, Inc., Class A (a) 17 7,103
Dolby Laboratories, Inc., Class A
(a) 372 27,625
Dollar General Corp. (a) 294 33,628
Dollar Tree, Inc. *(a) 495 49,025
DoorDash, Inc., Class A *(a) 289 71,241
Dover Corp. (a) 390 71,460
DR Horton, Inc. (a) 569 73,355
DraftKings, Inc., Class A *(a) 833 35,727
DTE Energy Co. (a) 98 12,981
Duolingo, Inc., Class A *(a) 65 26,651
DuPont de Nemours, Inc. (a) 599 41,085
East West Bancorp, Inc. (a) 227 22,922
Ecolab, Inc. (a) 142 38,260
Edison International (a) 1,320 68,112
Elastic NV *(a) 262 22,094
Electronic Arts, Inc. (a) 227 36,252
EMCOR Group, Inc. (a) 80 42,791
Encompass Health Corp. (a) 131 16,065
EnerSys (a) 33 2,830
Enovis Corp. *(a) 688 21,576
Enphase Energy, Inc. *(a) 471 18,675
Equinix, Inc., REIT (a) 21 16,705
Equitable Holdings, Inc. (a) 170 9,537
Equity LifeStyle Properties, Inc.,
REIT (a) 42 2,590
Etsy, Inc. *(a) 292 14,647
Euronet Worldwide, Inc. *(a) 227 23,013
Evercore, Inc., Class A (a) 70 18,901
Everest Group Ltd. (a) 317 107,732
Exact Sciences Corp. *(a) 578 30,715
Exelixis, Inc. *(a) 1,446 63,732
ExlService Holdings, Inc. *(a) 187 8,189
Expedia Group, Inc. (a) 529 89,232
Extra Space Storage, Inc., REIT
(a) 95 14,007
F5, Inc. *(a) 18 5,298
Fair Isaac Corp. *(a) 7 12,796
Federated Hermes, Inc., Class B
(a) 240 10,637
FedEx Corp. (a) 414 94,106
Ferguson Enterprises, Inc. (a) 143 31,138
Fidelity National Financial, Inc. (a) 1,373 76,970
Fidelity National Information
Services, Inc. (a) 644 52,428
Fifth Third Bancorp (a) 813 33,439
FirstCash Holdings, Inc. (a) 105 14,190
Floor & Decor Holdings, Inc., Class
A *(a) 141 10,710
Flowserve Corp. (a) 743 38,896
Fortinet, Inc. *(a) 339 35,839
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Fortive Corp. (a) 176 9,175
Fortrea Holdings, Inc. * 1,405 6,941
Freeport-McMoRan, Inc. (a) 733 31,776
Freshpet, Inc. *(a) 245 16,650
Gap, Inc. (The) (a) 1,990 43,402
Garmin Ltd. (a) 253 52,806
Gartner, Inc. *(a) 316 127,734
Gates Industrial Corp. plc *(a) 434 9,995
GE Aerospace (a) 50 12,870
GE HealthCare Technologies, Inc.
(a) 62 4,592
GE Vernova, Inc. (a) 52 27,516
General Dynamics Corp. (a) 225 65,624
General Motors Co. (a) 2,715 133,605
Genpact Ltd. (a) 749 32,963
GFL Environmental, Inc. (a) 548 27,663
GLOBALFOUNDRIES, Inc. *(a) 361 13,790
Globe Life, Inc. (a) 359 44,620
GoDaddy, Inc., Class A *(a) 347 62,481
Goldman Sachs Group, Inc. (The)
(a) 10 7,078
Goodyear Tire & Rubber Co. (The)
*(a) 1,474 15,285
Graham Holdings Co., Class B (a) 22 20,816
Greif, Inc., Class A (a) 228 14,818
GSK plc (2)(a) 2,714 51,746
Guidewire Software, Inc. *(a) 155 36,495
H&R Block, Inc. (a) 341 18,717
Haemonetics Corp. *(a) 261 19,473
Halliburton Co. (a) 2,061 42,003
Halozyme Therapeutics, Inc. *(a) 401 20,860
Hartford Insurance Group, Inc.
(The) (a) 286 36,285
Hasbro, Inc. (a) 623 45,990
Hayward Holdings, Inc. *(a) 902 12,448
HCA Healthcare, Inc. (a) 16 6,130
HealthEquity, Inc. *(a) 687 71,970
Hexcel Corp. (a) 111 6,270
Hilton Worldwide Holdings, Inc. (a) 231 61,525
Holcim AG (2)(a) 1,782 132,330
Hologic, Inc. *(a) 225 14,661
Host Hotels & Resorts, Inc., REIT
(a) 660 10,138
HP, Inc. (a) 639 15,630
HubSpot, Inc. *(a) 41 22,822
Humana, Inc. (a) 308 75,300
Huntington Bancshares, Inc. (a) 676 11,330
Huntsman Corp. (a) 3,554 37,033
Hyatt Hotels Corp., Class A (a) 33 4,608
IDEXX Laboratories, Inc. *(a) 17 9,118
Illinois Tool Works, Inc. (a) 190 46,978
Illumina, Inc. *(a) 267 25,474
Incyte Corp. *(a) 1,679 114,340
Ingredion, Inc. (a) 57 7,730
Insulet Corp. *(a) 9 2,828
Intel Corp. (a) 2,503 56,067
International Bancshares Corp. (a) 297 19,768
International Business Machines
Corp. (a) 27 7,959

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
International Flavors & Fragrances,
Inc. (a) 146 10,738
Intuit, Inc. (a) 31 24,417
Intuitive Surgical, Inc. *(a) 5 2,717
Invesco Ltd. (a) 1,747 27,550
Invitation Homes, Inc., REIT (a) 831 27,257
IQVIA Holdings, Inc. *(a) 267 42,077
Iron Mountain, Inc., REIT (a) 112 11,488
ITT, Inc. (a) 202 31,680
J M Smucker Co. (The) (a) 166 16,301
Jacobs Solutions, Inc. (a) 332 43,641
Janus Henderson Group plc (a) 966 37,519
Jazz Pharmaceuticals plc *(a) 206 21,861
JB Hunt Transport Services, Inc.
(a) 535 76,826
Johnson & Johnson (a) 614 93,789
Johnson Controls International
plc (a) 147 15,526
KB Home (a) 714 37,821
KBR, Inc. (a) 366 17,546
Kemper Corp. (a) 1,054 68,025
Keurig Dr Pepper, Inc. (a) 265 8,761
Keysight Technologies, Inc. *(a) 216 35,394
Kimco Realty Corp., REIT (a) 319 6,705
Kirby Corp. *(a) 158 17,919
KKR & Co., Inc. (a) 136 18,092
Knight-Swift Transportation
Holdings, Inc., Class A (a) 720 31,846
Kroger Co. (The) (a) 158 11,333
Lamar Advertising Co., Class A,
REIT (a) 621 75,365
Leidos Holdings, Inc. (a) 201 31,710
Light & Wonder, Inc. *(a) 258 24,835
Lincoln Electric Holdings, Inc. (a) 76 15,756
Lithia Motors, Inc., Class A (a) 23 7,770
Littelfuse, Inc. (a) 28 6,348
LivaNova plc *(a) 268 12,065
LKQ Corp. (a) 383 14,175
Lockheed Martin Corp. (a) 154 71,324
Louisiana-Pacific Corp. (a) 229 19,692
Lowe's Cos., Inc. (a) 60 13,312
Lululemon Athletica, Inc. *(a) 85 20,194
Lyft, Inc., Class A *(a) 4,201 66,208
LyondellBasell Industries NV, Class
A (a) 211 12,208
Macy's, Inc. (a) 458 5,340
Madison Square Garden Sports
Corp., Class A *(a) 38 7,940
Manhattan Associates, Inc. *(a) 356 70,299
ManpowerGroup, Inc. (a) 300 12,120
Maplebear, Inc. *(a) 60 2,714
Marathon Petroleum Corp. (a) 33 5,482
MarketAxess Holdings, Inc. (a) 179 39,978
Marriott Vacations Worldwide Corp.
(a) 40 2,892
MasTec, Inc. *(a) 265 45,164
Matador Resources Co. (a) 504 24,051
Mattel, Inc. *(a) 832 16,407
Maximus, Inc. (a) 81 5,686
McKesson Corp. (a) 69 50,562
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Medpace Holdings, Inc. *(a) 94 29,503
Merck & Co., Inc. (a) 1,264 100,058
MetLife, Inc. (a) 531 42,703
MGIC Investment Corp. (a) 655 18,235
MGM Resorts International *(a) 1,466 50,416
Mohawk Industries, Inc. *(a) 336 35,226
Molina Healthcare, Inc. *(a) 234 69,709
MongoDB, Inc., Class A *(a) 287 60,267
Monster Beverage Corp. *(a) 1,978 123,902
Morningstar, Inc. (a) 106 33,277
Mosaic Co. (The) (a) 424 15,468
MSC Industrial Direct Co., Inc.,
Class A (a) 70 5,951
MSCI, Inc., Class A (a) 108 62,288
Mueller Industries, Inc. (a) 418 33,218
Nasdaq, Inc. (a) 77 6,885
Natera, Inc. *(a) 289 48,824
National Fuel Gas Co. (a) 333 28,208
NetApp, Inc. (a) 320 34,096
Neurocrine Biosciences, Inc. *(a) 364 45,751
New York Times Co. (The), Class
A (a) 1,005 56,260
News Corp., Class A (a) 2,075 61,669
Nexstar Media Group, Inc., Class
A (a) 169 29,229
NextEra Energy, Inc. (a) 62 4,304
Northrop Grumman Corp. (a) 55 27,499
Northwestern Energy Group, Inc.
(a) 492 25,240
Novartis AG (Registered) (2)(a) 1,467 178,059
Nucor Corp. (a) 37 4,793
Nutanix, Inc., Class A *(a) 503 38,449
NVIDIA Corp. (a) 60 9,479
Occidental Petroleum Corp. (a) 483 20,291
Okta, Inc., Class A *(a) 301 30,091
Old National Bancorp (a) 124 2,646
Old Republic International Corp.
(a) 2,185 83,991
Olin Corp. (a) 186 3,737
Omega Healthcare Investors, Inc.,
REIT (a) 583 21,367
Omnicom Group, Inc. (a) 106 7,626
Onto Innovation, Inc. *(a) 131 13,222
Oracle Corp. (a) 40 8,745
Organon & Co. (a) 1,320 12,778
Oshkosh Corp. (a) 65 7,380
Otis Worldwide Corp. (a) 674 66,739
Ovintiv, Inc. (a) 471 17,922
Owens Corning (a) 287 39,468
PACCAR, Inc. (a) 390 37,073
Packaging Corp. of America (a) 261 49,185
Palantir Technologies, Inc., Class
A *(a) 142 19,357
Palo Alto Networks, Inc. *(a) 289 59,141
Park Hotels & Resorts, Inc., REIT
(a) 1,046 10,701
Paylocity Holding Corp. *(a) 195 35,332
PayPal Holdings, Inc. *(a) 297 22,073
PBF Energy, Inc., Class A (a) 768 16,643
Pegasystems, Inc. (a) 787 42,600

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Penske Automotive Group, Inc. (a) 102 17,525
Pentair plc (a) 231 23,714
Penumbra, Inc. *(a) 133 34,132
PepsiCo, Inc. (a) 676 89,259
Pfizer, Inc. (a) 451 10,932
PG&E Corp. (a) 8,193 114,210
Philip Morris International, Inc. (a) 580 105,635
Phillips 66 (a) 22 2,625
Pilgrim's Pride Corp. (a) 803 36,119
Pinterest, Inc., Class A *(a) 291 10,435
Playtika Holding Corp. (a) 3,042 14,389
PNC Financial Services Group,
Inc. (The) (a) 543 101,226
Polaris, Inc. (a) 345 14,024
Popular, Inc. 273 30,087
Power Integrations, Inc. (a) 187 10,453
PPG Industries, Inc. (a) 289 32,874
Primerica, Inc. (a) 10 2,737
Principal Financial Group, Inc. (a) 271 21,526
Procter & Gamble Co. (The) (a) 44 7,010
Progressive Corp. (The) (a) 146 38,962
Prosperity Bancshares, Inc. (a) 1,172 82,321
Prudential Financial, Inc. (a) 154 16,546
Public Storage, REIT (a) 600 176,052
Pure Storage, Inc., Class A *(a) 358 20,614
Qualys, Inc. *(a) 246 35,146
QuidelOrtho Corp. *(a) 92 2,651
Ralliant Corp. * 59 2,845
Rambus, Inc. *(a) 42 2,689
Reddit, Inc., Class A *(a) 115 17,316
Regeneron Pharmaceuticals, Inc.
(a) 42 22,050
Reinsurance Group of America,
Inc. (a) 115 22,811
RenaissanceRe Holdings Ltd. 94 22,833
Republic Services, Inc., Class A (a) 120 29,593
Rexford Industrial Realty, Inc.,
REIT (a) 181 6,438
Reynolds Consumer Products,
Inc. (a) 413 8,846
Robert Half, Inc. (a) 1,505 61,780
ROBLOX Corp., Class A *(a) 1,226 128,975
Roche Holding AG (2)(a) 260 84,869
Rockwell Automation, Inc. (a) 16 5,315
Rollins, Inc. (a) 108 6,093
Ross Stores, Inc. (a) 72 9,186
Royal Gold, Inc. (a) 195 34,679
Ryder System, Inc. (a) 80 12,720
Salesforce, Inc. (a) 155 42,267
Samsara, Inc., Class A *(a) 240 9,547
Sandisk Corp. *(a) 365 16,553
Sanofi SA (2)(a) 638 61,767
Science Applications International
Corp. (a) 408 45,945
Scotts Miracle-Gro Co. (The) (a) 253 16,688
Seagate Technology Holdings plc
(a) 194 28,000
Selective Insurance Group, Inc. (a) 724 62,735
SentinelOne, Inc., Class A *(a) 1,405 25,683
Service Corp. International (a) 393 31,990
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
ServiceNow, Inc. *(a) 7 7,197
Silicon Laboratories, Inc. *(a) 146 21,515
Sirius XM Holdings, Inc. (a) 740 16,998
SiteOne Landscape Supply, Inc.
*(a) 22 2,661
Snap, Inc., Class A *(a) 1,217 10,576
Snowflake, Inc., Class A *(a) 444 99,354
Sonoco Products Co. (a) 431 18,774
SouthState Corp. (a) 125 11,504
Sprouts Farmers Market, Inc. *(a) 238 39,184
SS&C Technologies Holdings, Inc.
(a) 269 22,273
Steel Dynamics, Inc. (a) 272 34,819
STERIS plc (a) 211 50,686
Stifel Financial Corp. (a) 58 6,019
Swiss Re AG (2)(a) 232 40,133
Synaptics, Inc. *(a) 82 5,315
Synchrony Financial (a) 379 25,294
Synovus Financial Corp. (a) 727 37,622
Take-Two Interactive Software,
Inc. *(a) 215 52,213
Tapestry, Inc. (a) 287 25,201
Taylor Morrison Home Corp., Class
A *(a) 292 17,935
Teleflex, Inc. (a) 161 19,056
Tenet Healthcare Corp. *(a) 351 61,776
Teradata Corp. *(a) 572 12,761
Texas Capital Bancshares, Inc. *(a) 670 53,198
Texas Roadhouse, Inc., Class A (a) 384 71,965
Textron, Inc. (a) 621 49,860
Thermo Fisher Scientific, Inc. (a) 61 24,733
TJX Cos., Inc. (The) (a) 424 52,360
T-Mobile US, Inc. (a) 208 49,558
Toll Brothers, Inc. (a) 451 51,473
Toro Co. (The) (a) 435 30,746
Trade Desk, Inc. (The), Class A
*(a) 231 16,630
Tradeweb Markets, Inc., Class A
(a) 41 6,002
Trane Technologies plc (a) 82 35,868
Travel + Leisure Co. (a) 405 20,902
Travelers Cos., Inc. (The) (a) 223 59,661
Truist Financial Corp. (a) 1,226 52,706
Tyson Foods, Inc., Class A (a) 1,778 99,461
UiPath, Inc., Class A *(a) 1,818 23,270
Ulta Beauty, Inc. *(a) 6 2,807
Ultragenyx Pharmaceutical, Inc.
*(a) 149 5,418
Union Pacific Corp. (a) 249 57,290
United Airlines Holdings, Inc. *(a) 343 27,313
United Parcel Service, Inc., Class
B (a) 546 55,113
United Therapeutics Corp. *(a) 157 45,114
UnitedHealth Group, Inc. (a) 282 87,976
Universal Health Services, Inc.,
Class B (a) 146 26,448
Unum Group (a) 75 6,057
US Bancorp (a) 919 41,585
Valmont Industries, Inc. (a) 21 6,858
Veeva Systems, Inc., Class A *(a) 60 17,279

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 154.1% (continued)
Ventas, Inc., REIT (a) 587 37,069
Veralto Corp. (a) 381 38,462
VeriSign, Inc. (a) 528 152,486
Vertiv Holdings Co., Class A (a) 190 24,398
Vestis Corp. (a) 1,177 6,744
VF Corp. (a) 380 4,465
Viatris, Inc. (a) 3,628 32,398
Virtu Financial, Inc., Class A (a) 91 4,076
Vontier Corp. (a) 408 15,055
Voya Financial, Inc. (a) 38 2,698
Vulcan Materials Co. (a) 96 25,039
W R Berkley Corp. (a) 209 15,355
Walmart, Inc. (a) 270 26,401
Waters Corp. *(a) 116 40,489
Watts Water Technologies, Inc.,
Class A (a) 87 21,392
Weatherford International plc (a) 613 30,840
Webster Financial Corp. (a) 155 8,463
Welltower, Inc., REIT (a) 261 40,124
WESCO International, Inc. (a) 59 10,927
West Pharmaceutical Services,
Inc. (a) 108 23,630
Western Union Co. (The) (a) 504 4,244
Westlake Corp. (a) 77 5,847
Williams Cos., Inc. (The) (a) 586 36,807
Willis Towers Watson plc (a) 141 43,217
Wingstop, Inc. (a) 17 5,725
Woodward, Inc. (a) 131 32,107
Workday, Inc., Class A *(a) 158 37,920
Xylem, Inc. (a) 196 25,355
Zebra Technologies Corp., Class
A *(a) 84 25,902
Zimmer Biomet Holdings, Inc. (a) 485 44,237
Zoetis, Inc., Class A (a) 384 59,885
Zoom Communications, Inc., Class
A *(a) 408 31,816
ZoomInfo Technologies, Inc., Class
A *(a) 509 5,151
Zscaler, Inc. *(a) 145 45,521
15,609,525
TOTAL COMMON STOCKS
(Cost $27,065,201) 27,545,817
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Sartorius AG (Preference) (2)(a)
(Cost $7,523) 30 7,641
SHORT-TERM INVESTMENTS - 22.1%
INVESTMENT COMPANIES - 22 .1%
Limited Purpose Cash Investment
Fund, 4.33% (c)
(Cost $2,233,751) 2,234,645 2,233,974
TOTAL LONG POSITIONS
(Cost $29,306,475) 29,787,432
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (259.3)%
COMMON STOCKS - (258.4)%
Australia - ( 9 .5 ) %
ALS Ltd. (2) (1,107) (12,470)
Ampol Ltd. (2) (2,250) (38,133)
APA Group (2) (1,454) (7,818)
Atlas Arteria Ltd. (2) (4,130) (13,842)
Brambles Ltd. (2) (981) (15,150)
Cleanaway Waste Management
Ltd. (2) (1,488) (2,666)
Cochlear Ltd. (2) (359) (71,002)
Coles Group Ltd. (2) (1,399) (19,183)
Domino's Pizza Enterprises Ltd. (2) (1,442) (18,298)
Dyno Nobel Ltd. (2) (1,521) (2,692)
Glencore plc (2) (3,229) (12,582)
IDP Education Ltd. (2) (10,133) (24,535)
Insurance Australia Group Ltd. (2) (1,065) (6,331)
Lynas Rare Earths Ltd. (2) (856) (4,879)
Macquarie Group Ltd. (2) (113) (16,996)
National Australia Bank Ltd. (2) (2,207) (57,201)
New Hope Corp. Ltd. (2) (3,196) (7,783)
NEXTDC Ltd. (2) (3,649) (34,831)
Origin Energy Ltd. (2) (4,685) (33,301)
Pilbara Minerals Ltd. (2) (36,264) (31,946)
Ramsay Health Care Ltd. (2) (1,243) (30,029)
Reece Ltd. (2) (1,472) (13,909)
Rio Tinto plc (2) (771) (44,875)
Santos Ltd. (2) (8,509) (42,901)
SGH Ltd. (2) (385) (13,711)
Telix Pharmaceuticals Ltd. (2) (2,131) (34,229)
Transurban Group (2) (704) (6,477)
Treasury Wine Estates Ltd. (2) (10,205) (52,506)
Washington H Soul Pattinson &
Co. Ltd. (2) (534) (14,763)
Wesfarmers Ltd. (2) (79) (4,409)
Westpac Banking Corp. (2) (2,815) (62,737)
Woodside Energy Group Ltd. (2) (8,451) (130,543)
Woolworths Group Ltd. (2) (3,456) (70,792)
Worley Ltd. (2) (529) (4,555)
(958,075)
Belgium - ( 1 .1 ) %
D'ieteren Group (2) (67) (14,428)
Elia Group SA/NV (2) (250) (28,874)
KBC Group NV (2) (364) (37,568)
UCB SA (2) (150) (29,514)
(110,384)
Canada - ( 10 .1 ) %
Air Canada (4,677) (72,366)
Algonquin Power & Utilities Corp. (3,752) (21,464)
AtkinsRealis Group, Inc. (214) (15,009)
Bank of Montreal (167) (18,507)
BCE, Inc. (1,510) (33,488)
Bombardier, Inc., Class B (102) (8,887)
Brookfield Corp., Class A (515) (31,874)
CAE, Inc. (385) (11,284)
Cameco Corp. (431) (32,008)
Canadian Imperial Bank of
Commerce (238) (16,894)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (10.1)% (continued)
Canadian Pacific Kansas City Ltd. (188) (14,935)
Canadian Tire Corp. Ltd., Class A (372) (50,644)
Canadian Utilities Ltd., Class A (349) (9,657)
Capital Power Corp. (499) (20,081)
Descartes Systems Group, Inc.
(The) (131) (13,307)
Dollarama, Inc. (53) (7,468)
Element Fleet Management Corp. (475) (11,898)
Enbridge, Inc. (959) (43,487)
Fortis, Inc. (233) (11,125)
Gildan Activewear, Inc. (656) (32,324)
Hydro One Ltd. (b) (747) (26,918)
IGM Financial, Inc. (495) (15,638)
Keyera Corp. (821) (26,853)
Kinross Gold Corp. (722) (11,283)
MEG Energy Corp. (756) (14,284)
National Bank of Canada (190) (19,606)
Nutrien Ltd. (428) (24,940)
Onex Corp. (77) (6,339)
Open Text Corp. (92) (2,688)
RB Global, Inc. (141) (14,980)
Restaurant Brands International,
Inc. (1,539) (102,087)
Rogers Communications, Inc.,
Class B (2,808) (83,286)
Royal Bank of Canada (95) (12,520)
Shopify, Inc., Class A (349) (40,253)
TC Energy Corp. (1,527) (74,547)
Teck Resources Ltd., Class B (578) (23,375)
TMX Group Ltd. (92) (3,900)
Toromont Industries Ltd. (178) (15,998)
West Fraser Timber Co. Ltd. (175) (12,833)
WSP Global, Inc. (78) (15,910)
(1,024,945)
Chile - ( 0 .5 ) %
Lundin Mining Corp. (4,694) (49,362)
Denmark - ( 3 .5 ) %
Carlsberg A/S, Class B (2) (419) (59,365)
Demant A/S (2) (220) (9,192)
DSV A/S (2) (304) (72,916)
Novo Nordisk A/S, Class B (2) (1,439) (99,713)
Novonesis Novozymes, Class B (2) (1,104) (79,264)
Tryg A/S (2) (1,260) (32,573)
(353,023)
Finland - ( 2 .1 ) %
Fortum OYJ (2) (2,832) (53,105)
Kesko OYJ, Class B (2) (912) (22,494)
Metso OYJ (2) (1,181) (15,306)
Nokia OYJ (2) (16,834) (87,345)
Orion OYJ, Class B (2) (484) (36,413)
(214,663)
France - ( 9 .2 ) %
Air Liquide SA (2) (324) (66,809)
Airbus SE (2) (72) (15,062)
Alstom SA (2) (2,017) (47,079)
AXA SA (2) (413) (20,280)
BioMerieux (2) (184) (25,450)
INVESTMENTS SHARES VALUE ($)
France - (9.2)% (continued)
Bollore SE (2) (1,357) (8,529)
Capgemini SE (2) (474) (81,166)
Cie de Saint-Gobain SA (2) (860) (101,029)
Cie Generale des Etablissements
Michelin SCA (2) (2,155) (80,154)
EssilorLuxottica SA (2) (632) (173,544)
Kering SA (2) (234) (50,978)
Legrand SA (2) (369) (49,457)
L'Oreal SA (2) (134) (57,399)
Publicis Groupe SA (2) (716) (80,868)
Rexel SA (2) (1,078) (33,248)
SPIE SA (2) (654) (36,775)
Veolia Environnement SA (2) (170) (6,069)
(933,896)
Germany - ( 4 .5 ) %
BASF SE (2) (262) (12,958)
Bayerische Motoren Werke AG (2) (50) (4,453)
Beiersdorf AG (2) (266) (33,436)
Commerzbank AG (2) (457) (14,401)
CTS Eventim AG & Co. KGaA (2) (235) (29,222)
Deutsche Post AG (2) (1,161) (53,777)
Deutsche Telekom AG (Registered)
(2) (420) (15,374)
Fraport AG Frankfurt Airport
Services Worldwide (2) (44) (3,319)
Heidelberg Materials AG (2) (167) (39,328)
Infineon Technologies AG (2) (1,721) (73,440)
KION Group AG (2) (469) (26,197)
Merck KGaA (2) (339) (43,954)
SAP SE (2) (82) (25,074)
Siemens AG (Registered) (2) (93) (23,888)
Symrise AG, Class A (2) (553) (57,990)
(456,811)
Hong Kong - ( 0 .3 ) %
Prudential plc (2) (2,755) (34,482)
Italy - ( 1 .2 ) %
Buzzi SpA (2) (48) (2,662)
Eni SpA (2) (805) (13,004)
Ferrari NV (2) (57) (27,925)
FinecoBank Banca Fineco SpA (2) (650) (14,419)
Italgas SpA (2) (1,362) (11,553)
Prysmian SpA (2) (590) (41,772)
Unipol Assicurazioni SpA (2) (360) (7,130)
(118,465)
Japan - ( 35 .5 ) %
Advantest Corp. (2) (400) (29,652)
Aeon Co. Ltd. (2) (1,200) (36,783)
Allegro MicroSystems, Inc. (113) (3,863)
Asahi Group Holdings Ltd. (2) (1,300) (17,377)
Asahi Intecc Co. Ltd. (2) (400) (6,328)
Azbil Corp. (2) (300) (2,845)
Bridgestone Corp. (2) (500) (20,446)
Chiba Bank Ltd. (The) (2) (2,800) (25,877)
Chugai Pharmaceutical Co. Ltd. (2) (2,700) (140,989)
CyberAgent, Inc. (2) (900) (10,283)
Daifuku Co. Ltd. (2) (1,400) (36,016)
Daiwa Securities Group, Inc. (2) (8,100) (57,526)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (35.5)% (continued)
Disco Corp. (2) (200) (59,249)
East Japan Railway Co. (2) (1,800) (38,720)
Ebara Corp. (2) (3,100) (59,451)
Eisai Co. Ltd. (2) (2,300) (66,057)
Fast Retailing Co. Ltd. (2) (200) (68,573)
Fuji Electric Co. Ltd. (2) (100) (4,605)
FUJIFILM Holdings Corp. (2) (3,300) (71,463)
Fujikura Ltd. (2) (100) (5,261)
Fujitsu Ltd. (2) (900) (21,833)
Hikari Tsushin, Inc. (2) (100) (29,527)
Hoya Corp. (2) (200) (23,752)
Idemitsu Kosan Co. Ltd. (2) (4,300) (26,077)
Inpex Corp. (2) (200) (2,807)
Isuzu Motors Ltd. (2) (1,900) (24,069)
ITOCHU Corp. (2) (100) (5,237)
Japan Post Insurance Co. Ltd. (2) (1,600) (36,224)
JFE Holdings, Inc. (2) (4,400) (51,184)
Kawasaki Kisen Kaisha Ltd. (2) (600) (8,497)
Keyence Corp. (2) (100) (39,983)
Kikkoman Corp. (2) (1,600) (14,841)
Kinden Corp. (2) (700) (20,565)
Konami Group Corp. (2) (100) (15,810)
Kyocera Corp. (2) (3,000) (36,031)
Lasertec Corp. (2) (400) (53,624)
M3, Inc. (2) (5,900) (81,047)
Makita Corp. (2) (200) (6,160)
MatsukiyoCocokara & Co. (2) (200) (4,114)
McDonald's Holdings Co. Japan
Ltd. (2) (200) (8,272)
MEIJI Holdings Co. Ltd. (2) (300) (6,634)
Mitsubishi Heavy Industries Ltd. (2) (4,000) (100,098)
Mitsubishi Motors Corp. (2) (11,600) (32,799)
Mitsubishi UFJ Financial Group,
Inc. (2) (1,500) (20,450)
Mitsui & Co. Ltd. (2) (2,600) (52,988)
Mitsui OSK Lines Ltd. (2) (1,700) (56,780)
MonotaRO Co. Ltd. (2) (2,000) (39,372)
MS&AD Insurance Group
Holdings, Inc. (2) (1,500) (33,533)
Murata Manufacturing Co. Ltd. (2) (1,200) (17,737)
Nintendo Co. Ltd. (2) (1,200) (115,236)
Nippon Paint Holdings Co. Ltd. (2) (5,000) (40,211)
Nippon Sanso Holdings Corp. (2) (1,200) (45,410)
Nippon Telegraph & Telephone
Corp. (2) (21,600) (23,093)
Nissan Motor Co. Ltd. (2) (27,700) (67,022)
Nissin Foods Holdings Co. Ltd. (2) (2,000) (41,550)
Nitori Holdings Co. Ltd. (2) (800) (77,000)
Nitto Denko Corp. (2) (1,500) (28,967)
Nomura Research Institute Ltd. (2) (2,600) (103,993)
Omron Corp. (2) (1,700) (45,826)
Oriental Land Co. Ltd. (2) (4,000) (92,127)
Osaka Gas Co. Ltd. (2) (1,700) (43,605)
Otsuka Corp. (2) (200) (4,074)
Otsuka Holdings Co. Ltd. (2) (700) (34,706)
Pan Pacific International Holdings
Corp. (2) (1,200) (41,274)
Rakuten Group, Inc. (2) (2,300) (12,673)
Ricoh Co. Ltd. (2) (500) (4,719)
Rohm Co. Ltd. (2) (3,700) (47,103)
INVESTMENTS SHARES VALUE ($)
Japan - (35.5)% (continued)
Ryohin Keikaku Co. Ltd. (2) (700) (33,571)
SCREEN Holdings Co. Ltd. (2) (400) (32,525)
SCSK Corp. (2) (500) (15,064)
Secom Co. Ltd. (2) (400) (14,370)
Sega Sammy Holdings, Inc. (2) (1,000) (23,936)
Seibu Holdings, Inc. (2) (600) (21,503)
Sekisui Chemical Co. Ltd. (2) (900) (16,300)
SG Holdings Co. Ltd. (2) (4,200) (46,780)
Shimadzu Corp. (2) (1,600) (39,557)
Shimano, Inc. (2) (300) (43,494)
Shiseido Co. Ltd. (2) (2,900) (51,796)
Skylark Holdings Co. Ltd. (2) (1,200) (25,124)
SoftBank Group Corp. (2) (200) (14,541)
Sompo Holdings, Inc. (2) (700) (21,094)
Sony Group Corp. (2) (1,100) (28,600)
Sumitomo Forestry Co. Ltd. (2) (6,000) (60,590)
Sumitomo Metal Mining Co. Ltd.
(2) (2,400) (59,148)
Suzuki Motor Corp. (2) (3,700) (44,608)
Sysmex Corp. (2) (300) (5,222)
T&D Holdings, Inc. (2) (200) (4,390)
Taisei Corp. (2) (200) (11,648)
TDK Corp. (2) (1,200) (14,007)
Terumo Corp. (2) (2,500) (45,880)
TIS, Inc. (2) (1,200) (40,212)
Toei Animation Co. Ltd. (2) (200) (4,561)
Toho Co. Ltd. (2) (1,000) (58,996)
Toyota Industries Corp. (2) (1,100) (124,149)
Unicharm Corp. (2) (3,300) (23,829)
Yakult Honsha Co. Ltd. (2) (2,100) (39,549)
Yamaha Motor Co. Ltd. (2) (10,800) (80,817)
Yaskawa Electric Corp. (2) (1,800) (40,704)
ZOZO, Inc. (2) (800) (8,644)
(3,595,207)
Luxembourg - ( 0 .3 ) %
ArcelorMittal SA (2) (907) (28,801)
Netherlands - ( 1 .9 ) %
ABN AMRO Bank NV, CVA (2)(b) (311) (8,492)
Adyen NV (2)(b) (29) (53,260)
JDE Peet's NV (2) (614) (17,539)
Koninklijke Ahold Delhaize NV (2) (712) (29,738)
Koninklijke Vopak NV (2) (252) (12,517)
NXP Semiconductors NV (245) (53,529)
SBM Offshore NV (2) (837) (22,129)
(197,204)
Norway - ( 1 .0 ) %
DNB Bank ASA (2) (416) (11,504)
Equinor ASA (2) (1,115) (28,158)
Mowi ASA (2) (1,990) (38,434)
Orkla ASA (2) (2,463) (26,826)
(104,922)
Portugal - ( 0 .7 ) %
Galp Energia SGPS SA (2) (2,044) (37,418)
Jeronimo Martins SGPS SA (2) (1,206) (30,533)
(67,951)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 1 .5 ) %
DBS Group Holdings Ltd. (2) (1,500) (52,953)
Keppel Ltd. (2) (7,600) (44,381)
Singapore Technologies
Engineering Ltd. (2) (5,200) (31,885)
Singapore Telecommunications
Ltd. (2) (900) (2,713)
STMicroelectronics NV (2) (746) (22,874)
(154,806)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (672) (19,809)
Spain - ( 1 .8 ) %
Amadeus IT Group SA (2) (485) (40,974)
CaixaBank SA (2) (2,430) (21,055)
Endesa SA (747) (23,661)
Iberdrola SA (2) (625) (12,024)
Redeia Corp. SA (2) (2,804) (60,000)
Repsol SA (2) (1,534) (22,437)
(180,151)
Sweden - ( 4 .8 ) %
AAK AB (2) (1,001) (26,301)
AddTech AB, Class B (2) (300) (10,227)
Assa Abloy AB, Class B (2) (759) (23,729)
Atlas Copco AB, Class A (2) (3,090) (49,953)
EQT AB (2) (1,894) (63,536)
Getinge AB, Class B (2) (476) (9,563)
H & M Hennes & Mauritz AB, Class
B (2) (4,554) (64,139)
Hexagon AB, Class B (2) (9,687) (97,641)
Saab AB, Class B (2) (282) (15,768)
Sandvik AB (2) (799) (18,347)
Securitas AB, Class B (2) (578) (8,654)
Skandinaviska Enskilda Banken
AB, Class A (2) (2,097) (36,552)
Skanska AB, Class B (2) (606) (14,117)
Tele2 AB, Class B (2) (1,649) (24,071)
Trelleborg AB, Class B (2) (633) (23,580)
(486,178)
Switzerland - ( 8 .0 ) %
Avolta AG (2) (112) (6,101)
Bachem Holding AG, Class B (2) (333) (24,426)
Banque Cantonale Vaudoise
(Registered) (2) (52) (5,997)
Barry Callebaut AG (Registered)
(2) (37) (40,444)
Belimo Holding AG (Registered) (2) (13) (13,251)
Chocoladefabriken Lindt &
Spruengli AG (2) (3) (50,561)
Cie Financiere Richemont SA
(Registered) (2) (603) (114,106)
EMS-Chemie Holding AG
(Registered) (2) (18) (13,608)
Georg Fischer AG (Registered) (2) (248) (20,298)
Julius Baer Group Ltd. (2) (1,112) (75,431)
Partners Group Holding AG (2) (24) (31,400)
Schindler Holding AG (2) (157) (58,462)
SIG Group AG (2) (256) (4,735)
Sika AG (Registered) (2) (91) (24,760)
INVESTMENTS SHARES VALUE ($)
Switzerland - (8.0)% (continued)
Sonova Holding AG (Registered)
(2) (138) (41,155)
Straumann Holding AG
(Registered) (2) (385) (50,393)
Swatch Group AG (The) (2) (268) (43,754)
Swiss Life Holding AG (Registered)
(2) (36) (36,445)
Swisscom AG (Registered) (2) (57) (40,475)
TE Connectivity plc (53) (8,940)
Tecan Group AG (Registered) (2) (82) (16,781)
Temenos AG (Registered) (2) (57) (4,095)
UBS Group AG (Registered) (2) (251) (8,522)
VAT Group AG (2)(b) (136) (57,628)
Ypsomed Holding AG (Registered)
(2) (34) (18,151)
(809,919)
United Kingdom - ( 8 .6 ) %
Aberdeen Group plc (2) (4,922) (12,673)
Associated British Foods plc (2) (1,977) (55,859)
Auto Trader Group plc (2)(b) (3,561) (40,335)
Aviva plc (2) (2,829) (24,051)
Bellway plc (2) (552) (21,867)
BT Group plc (2) (12,856) (34,232)
Bunzl plc (2) (1,008) (32,121)
ConvaTec Group plc (2)(b) (6,440) (25,509)
Diageo plc (2) (706) (17,803)
Halma plc (2) (1,146) (50,371)
HSBC Holdings plc (2) (3,458) (41,829)
Informa plc (2) (720) (7,971)
Legal & General Group plc (2) (15,338) (53,667)
M&G plc (2) (3,873) (13,690)
National Grid plc (2) (11,304) (165,927)
Pearson plc (2) (975) (14,363)
Schroders plc (2) (3,697) (18,386)
Smith & Nephew plc (2) (2,377) (36,402)
Spirax Group plc (2) (292) (23,877)
St James's Place plc (2) (1,951) (31,792)
Standard Chartered plc (2) (2,982) (49,348)
Unilever plc (2) (1,261) (76,954)
Weir Group plc (The) (2) (794) (27,155)
(876,182)
United States - ( 152 .1 ) %
10X Genomics, Inc., Class A (849) (9,831)
AAON, Inc. (685) (50,519)
Abbott Laboratories (90) (12,241)
Acadia Healthcare Co., Inc. (286) (6,489)
Advance Auto Parts, Inc. (294) (13,668)
Advanced Drainage Systems, Inc. (487) (55,937)
Advanced Micro Devices, Inc. (211) (29,941)
AECOM (95) (10,722)
Aflac, Inc. (205) (21,619)
AGCO Corp. (62) (6,396)
Air Products and Chemicals, Inc. (419) (118,182)
Albertsons Cos., Inc., Class A (2,026) (43,579)
Alcoa Corp. (721) (21,277)
Alcon AG (2) (117) (10,376)
Allegion plc (45) (6,485)
ALLETE, Inc. (437) (27,999)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Alliant Energy Corp. (262) (15,843)
Ally Financial, Inc. (822) (32,017)
Alnylam Pharmaceuticals, Inc. (27) (8,804)
Alphabet, Inc., Class A (669) (117,898)
Amazon.com, Inc. (235) (51,557)
Ameren Corp. (270) (25,931)
American Airlines Group, Inc. (2,386) (26,771)
American Express Co. (9) (2,871)
American Financial Group, Inc. (128) (16,155)
American Homes 4 Rent, Class
A, REIT (1,134) (40,903)
American Tower Corp., REIT (19) (4,199)
American Water Works Co., Inc. (139) (19,336)
Amgen, Inc. (15) (4,188)
Amkor Technology, Inc. (548) (11,503)
Amphenol Corp., Class A (143) (14,121)
Angi, Inc. (474) (7,233)
Aon plc, Class A (79) (28,184)
API Group Corp. (193) (9,853)
Apollo Global Management, Inc. (300) (42,561)
Appfolio, Inc., Class A (141) (32,469)
Apple, Inc. (145) (29,750)
Archer-Daniels-Midland Co. (1,365) (72,045)
Arthur J Gallagher & Co. (235) (75,228)
Associated Banc-Corp. (153) (3,732)
Assurant, Inc. (344) (67,937)
AT&T, Inc. (612) (17,711)
ATI, Inc. (230) (19,858)
Atmos Energy Corp. (146) (22,500)
Autodesk, Inc. (31) (9,597)
Automatic Data Processing, Inc. (181) (55,820)
AvalonBay Communities, Inc.,
REIT (404) (82,214)
Avantor, Inc. (1,007) (13,554)
Avery Dennison Corp. (286) (50,184)
Avient Corp. (98) (3,166)
Avis Budget Group, Inc. (185) (31,274)
Baker Hughes Co., Class A (547) (20,972)
Bank of America Corp. (115) (5,442)
Bank OZK (112) (5,271)
Baxter International, Inc. (764) (23,134)
Belden, Inc. (85) (9,843)
Bentley Systems, Inc., Class B (648) (34,973)
BILL Holdings, Inc. (689) (31,873)
Bio-Rad Laboratories, Inc., Class A (54) (13,031)
Bio-Techne Corp. (768) (39,514)
Black Hills Corp. (78) (4,376)
Blackrock, Inc. (10) (10,493)
Blackstone, Inc. (635) (94,983)
Block, Inc., Class A (666) (45,241)
Boeing Co. (The) (183) (38,344)
BOK Financial Corp. (60) (5,858)
Boston Beer Co., Inc. (The), Class
A (69) (13,166)
Brighthouse Financial, Inc. (174) (9,356)
Brixmor Property Group, Inc., REIT (239) (6,224)
Broadcom, Inc. (26) (7,167)
Brown & Brown, Inc. (234) (25,944)
Brown-Forman Corp., Class B (795) (21,393)
Bunge Global SA (423) (33,958)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Burlington Stores, Inc. (35) (8,142)
BWX Technologies, Inc. (359) (51,718)
BXP, Inc., REIT (619) (41,764)
Cadence Bank (1,208) (38,632)
Caesars Entertainment, Inc. (198) (5,621)
Carlisle Cos., Inc. (36) (13,442)
Carvana Co., Class A (58) (19,544)
Casey's General Stores, Inc. (105) (53,578)
Caterpillar, Inc. (30) (11,646)
Cboe Global Markets, Inc. (76) (17,724)
CBRE Group, Inc., Class A (19) (2,662)
CDW Corp. (40) (7,144)
Celanese Corp., Class A (607) (33,585)
Celsius Holdings, Inc. (524) (24,308)
CenterPoint Energy, Inc. (1,459) (53,604)
Certara, Inc. (3,029) (35,439)
CH Robinson Worldwide, Inc. (29) (2,783)
Charles River Laboratories
International, Inc. (147) (22,304)
Chemours Co. (The) (2,388) (27,343)
Chevron Corp. (344) (49,257)
Choice Hotels International, Inc. (745) (94,526)
Church & Dwight Co., Inc. (249) (23,931)
Cintas Corp. (93) (20,727)
Cisco Systems, Inc. (614) (42,599)
Civitas Resources, Inc. (746) (20,530)
Clean Harbors, Inc. (12) (2,774)
Clearway Energy, Inc., Class C (1,799) (57,568)
Cleveland-Cliffs, Inc. (1,301) (9,888)
Cloudflare, Inc., Class A (85) (16,646)
CMS Energy Corp. (615) (42,607)
Coca-Cola Co. (The) (1,122) (79,382)
Cognizant Technology Solutions
Corp., Class A (172) (13,421)
Coherent Corp. (203) (18,110)
Colgate-Palmolive Co. (716) (65,084)
Comcast Corp., Class A (1,181) (42,150)
Comerica, Inc. (1,293) (77,127)
Commerce Bancshares, Inc. (131) (8,144)
Conagra Brands, Inc. (309) (6,325)
Consolidated Edison, Inc. (529) (53,085)
Constellation Brands, Inc., Class A (294) (47,828)
Corpay, Inc. (28) (9,291)
Corteva, Inc. (49) (3,652)
Coterra Energy, Inc. (1,316) (33,400)
Coty, Inc., Class A (3,285) (15,275)
Cousins Properties, Inc., REIT (829) (24,895)
Crane NXT Co. (929) (50,073)
Credit Acceptance Corp. (42) (21,396)
Crocs, Inc. (303) (30,688)
CSL Ltd. (2) (357) (56,392)
CSX Corp. (764) (24,929)
CubeSmart, REIT (2,130) (90,525)
Cullen/Frost Bankers, Inc. (285) (36,634)
Cytokinetics, Inc. (79) (2,610)
DaVita, Inc. (121) (17,236)
Deere & Co. (138) (70,172)
Diamondback Energy, Inc. (534) (73,372)
Dick's Sporting Goods, Inc. (76) (15,034)
Digital Realty Trust, Inc., REIT (198) (34,517)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Docusign, Inc., Class A (129) (10,048)
Dominion Energy, Inc. (592) (33,460)
Domino's Pizza, Inc. (47) (21,178)
Donaldson Co., Inc. (488) (33,843)
DoubleVerify Holdings, Inc. (192) (2,874)
Dow, Inc. (1,498) (39,667)
Dropbox, Inc., Class A (1,061) (30,345)
DT Midstream, Inc. (216) (23,741)
Duke Energy Corp. (103) (12,154)
DXC Technology Co. (541) (8,272)
EastGroup Properties, Inc., REIT (360) (60,163)
Eastman Chemical Co. (601) (44,871)
Eaton Corp. plc (18) (6,426)
eBay, Inc. (423) (31,497)
EchoStar Corp., Class A (2,196) (60,829)
Edwards Lifesciences Corp. (53) (4,145)
Elanco Animal Health, Inc. (1,839) (26,261)
Element Solutions, Inc. (1,398) (31,665)
Elevance Health, Inc. (65) (25,282)
elf Beauty, Inc. (102) (12,693)
Eli Lilly & Co. (22) (17,150)
Emerson Electric Co. (27) (3,600)
Ensign Group, Inc. (The) (231) (35,634)
Entegris, Inc. (397) (32,018)
Entergy Corp. (352) (29,258)
Envista Holdings Corp. (1,215) (23,741)
EOG Resources, Inc. (35) (4,186)
EPAM Systems, Inc. (80) (14,146)
EQT Corp. (189) (11,022)
Equifax, Inc. (56) (14,525)
Equity Residential, REIT (234) (15,793)
Erie Indemnity Co., Class A (146) (50,631)
Essential Utilities, Inc. (397) (14,745)
Essex Property Trust, Inc., REIT (110) (31,174)
Estee Lauder Cos., Inc. (The),
Class A (318) (25,694)
Evergy, Inc. (686) (47,286)
Eversource Energy (853) (54,268)
Exelon Corp. (441) (19,148)
Expand Energy Corp. (126) (14,734)
Expeditors International of
Washington, Inc. (69) (7,883)
Experian plc (2) (316) (16,295)
Exponent, Inc. (35) (2,615)
Exxon Mobil Corp. (597) (64,357)
FactSet Research Systems, Inc. (29) (12,971)
Fastenal Co. (2,371) (99,582)
Federal Realty Investment Trust,
REIT (114) (10,829)
Ferrovial SE (2) (894) (47,688)
First American Financial Corp. (48) (2,947)
First Citizens BancShares, Inc.,
Class A (44) (86,085)
First Horizon Corp. (1,365) (28,938)
First Solar, Inc. (390) (64,561)
FirstEnergy Corp. (1,161) (46,742)
Fiserv, Inc. (63) (10,862)
Five Below, Inc. (272) (35,681)
Five9, Inc. (2,325) (61,566)
Flagstar Financial, Inc. (3,640) (38,584)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Flex Ltd. (786) (39,237)
Flowers Foods, Inc. (654) (10,451)
Fluor Corp. (764) (39,170)
FMC Corp. (205) (8,559)
FNB Corp. (3,524) (51,380)
Ford Motor Co. (4,862) (52,753)
Fortune Brands Innovations, Inc. (371) (19,099)
Fox Corp., Class A (1,345) (75,374)
Franklin Resources, Inc. (307) (7,322)
FTI Consulting, Inc. (229) (36,984)
Gaming and Leisure Properties,
Inc., REIT (228) (10,643)
GATX Corp. (340) (52,210)
Gen Digital, Inc. (2,861) (84,113)
Generac Holdings, Inc. (26) (3,723)
General Mills, Inc. (2,054) (106,418)
Gentex Corp. (3,400) (74,766)
Genuine Parts Co. (22) (2,669)
Gilead Sciences, Inc. (41) (4,546)
Glacier Bancorp, Inc. (848) (36,532)
Globant SA (650) (59,046)
Globus Medical, Inc., Class A (62) (3,659)
Graco, Inc. (126) (10,832)
Grand Canyon Education, Inc. (49) (9,261)
GXO Logistics, Inc. (691) (33,652)
Hamilton Lane, Inc., Class A (442) (62,817)
Hancock Whitney Corp. (283) (16,244)
Harley-Davidson, Inc. (916) (21,618)
Healthcare Realty Trust, Inc., REIT (236) (3,743)
Healthpeak Properties, Inc., REIT (1,669) (29,224)
HEICO Corp. (102) (33,456)
Henry Schein, Inc. (723) (52,815)
Hershey Co. (The) (784) (130,104)
Hewlett Packard Enterprise Co. (786) (16,074)
HF Sinclair Corp. (485) (19,924)
Highwoods Properties, Inc., REIT (1,615) (50,210)
Hilton Grand Vacations, Inc. (1,168) (48,507)
Hims & Hers Health, Inc. (382) (19,043)
Home BancShares, Inc. (475) (13,519)
Home Depot, Inc. (The) (165) (60,496)
Honeywell International, Inc. (105) (24,452)
Hormel Foods Corp. (530) (16,033)
Howard Hughes Holdings, Inc. (154) (10,395)
Howmet Aerospace, Inc. (57) (10,609)
Hubbell, Inc., Class B (155) (63,304)
Huntington Ingalls Industries, Inc. (63) (15,212)
IAC, Inc. (113) (4,219)
IDACORP, Inc. (758) (87,511)
Independence Realty Trust, Inc.,
REIT (3,523) (62,322)
Ingersoll Rand, Inc. (779) (64,797)
Insperity, Inc. (233) (14,008)
Inspire Medical Systems, Inc. (55) (7,137)
International Paper Co. (1,029) (48,188)
Ionis Pharmaceuticals, Inc. (684) (27,025)
Iridium Communications, Inc. (1,779) (53,672)
Jack Henry & Associates, Inc. (448) (80,716)
James Hardie Industries plc,
CHESS (2) (2,497) (67,053)
Jefferies Financial Group, Inc. (297) (16,243)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Jones Lang LaSalle, Inc. (195) (49,877)
KeyCorp (729) (12,699)
Kilroy Realty Corp., REIT (1,324) (45,426)
Kimberly-Clark Corp. (77) (9,927)
Kinder Morgan, Inc. (280) (8,232)
Kinsale Capital Group, Inc. (39) (18,872)
Kite Realty Group Trust, REIT (888) (20,113)
KLA Corp. (63) (56,432)
Kraft Heinz Co. (The) (736) (19,004)
L3Harris Technologies, Inc. (199) (49,917)
Labcorp Holdings, Inc. (83) (21,788)
Lam Research Corp. (277) (26,963)
Lamb Weston Holdings, Inc. (440) (22,814)
Lancaster Colony Corp. (49) (8,466)
Landstar System, Inc. (58) (8,063)
Lantheus Holdings, Inc. (427) (34,954)
Las Vegas Sands Corp. (550) (23,931)
Lattice Semiconductor Corp. (1,105) (54,134)
Lear Corp. (168) (15,957)
Leggett & Platt, Inc. (2,615) (23,326)
Lennar Corp., Class A (246) (27,210)
Lincoln National Corp. (221) (7,647)
Linde plc (89) (41,757)
Live Nation Entertainment, Inc. (197) (29,802)
LPL Financial Holdings, Inc. (132) (49,496)
Lumentum Holdings, Inc. (369) (35,077)
M&T Bank Corp. (334) (64,793)
MACOM Technology Solutions
Holdings, Inc. (75) (10,747)
Markel Group, Inc. (6) (11,984)
Marriott International, Inc., Class A (170) (46,446)
Marsh & McLennan Cos., Inc. (121) (26,455)
Martin Marietta Materials, Inc. (26) (14,273)
Marvell Technology, Inc. (189) (14,629)
Masco Corp. (273) (17,570)
Masimo Corp. (294) (49,457)
Mastercard, Inc., Class A (58) (32,593)
Match Group, Inc. (410) (12,665)
McCormick & Co., Inc.
(Non-Voting) (205) (15,543)
McDonald's Corp. (342) (99,922)
MDU Resources Group, Inc. (1,948) (32,473)
Medical Properties Trust, Inc.,
REIT (8,175) (35,234)
Medtronic plc (388) (33,822)
Meta Platforms, Inc., Class A (169) (124,736)
Mettler-Toledo International, Inc. (16) (18,796)
Microchip Technology, Inc. (307) (21,604)
Micron Technology, Inc. (29) (3,574)
Microsoft Corp. (362) (180,061)
MicroStrategy, Inc., Class A (116) (46,891)
Mid-America Apartment
Communities, Inc., REIT (259) (38,335)
Middleby Corp. (The) (141) (20,304)
MKS, Inc. (84) (8,346)
Moderna, Inc. (335) (9,243)
Mondelez International, Inc., Class
A (1,930) (130,158)
Monolithic Power Systems, Inc. (39) (28,524)
Moody's Corp. (38) (19,060)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Morgan Stanley (690) (97,193)
Motorola Solutions, Inc. (35) (14,716)
MP Materials Corp. (940) (31,274)
MSA Safety, Inc. (254) (42,553)
Murphy Oil Corp. (115) (2,588)
Murphy USA, Inc. (49) (19,933)
National Storage Affiliates Trust,
REIT (1,594) (50,992)
nCino, Inc. (2,593) (72,526)
Nestle SA (Registered) (2) (587) (58,363)
Netflix, Inc. (52) (69,635)
New Jersey Resources Corp. (1,090) (48,854)
Newell Brands, Inc. (978) (5,281)
NewMarket Corp. (35) (24,180)
Newmont Corp. (49) (2,855)
NIKE, Inc., Class B (1,787) (126,947)
NiSource, Inc. (1,754) (70,756)
NNN REIT, Inc., REIT (630) (27,203)
Nordson Corp. (97) (20,794)
Norfolk Southern Corp. (140) (35,836)
Northern Trust Corp. (264) (33,473)
Norwegian Cruise Line Holdings
Ltd. (717) (14,541)
NOV, Inc. (1,297) (16,122)
NRG Energy, Inc. (163) (26,175)
nVent Electric plc (48) (3,516)
NVR, Inc. (3) (22,157)
OGE Energy Corp. (221) (9,808)
Old Dominion Freight Line, Inc. (147) (23,858)
Ollie's Bargain Outlet Holdings,
Inc. (247) (32,550)
ON Semiconductor Corp. (73) (3,826)
ONE Gas, Inc. (760) (54,614)
OneMain Holdings, Inc. (48) (2,736)
ONEOK, Inc. (527) (43,019)
Option Care Health, Inc. (426) (13,836)
O'Reilly Automotive, Inc. (1,204) (108,517)
Ormat Technologies, Inc. (606) (50,759)
Paramount Global, Class B (2,536) (32,714)
Parker-Hannifin Corp. (84) (58,671)
Parsons Corp. (367) (26,340)
Paychex, Inc. (815) (118,549)
Paycom Software, Inc. (288) (66,643)
Penn Entertainment, Inc. (2,904) (51,894)
Performance Food Group Co. (630) (55,106)
Permian Resources Corp., Class A (1,812) (24,679)
Perrigo Co. plc (627) (16,753)
Pinnacle Financial Partners, Inc. (75) (8,281)
Pinnacle West Capital Corp. (219) (19,594)
Planet Fitness, Inc., Class A (347) (37,840)
Pool Corp. (131) (38,184)
Portland General Electric Co. (340) (13,814)
PotlatchDeltic Corp., REIT (112) (4,297)
PPL Corp. (737) (24,977)
Prologis, Inc., REIT (396) (41,628)
PTC, Inc. (147) (25,334)
Public Service Enterprise Group,
Inc. (435) (36,618)
PulteGroup, Inc. (242) (25,521)
PVH Corp. (286) (19,620)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
QIAGEN NV (2) (324) (15,610)
Quanta Services, Inc. (102) (38,564)
Quest Diagnostics, Inc. (504) (90,534)
Ralph Lauren Corp., Class A (35) (9,600)
Range Resources Corp. (493) (20,050)
Raymond James Financial, Inc. (44) (6,748)
Rayonier, Inc., REIT (158) (3,504)
RBC Bearings, Inc. (27) (10,390)
Realty Income Corp., REIT (923) (53,174)
Regal Rexnord Corp. (152) (22,034)
Regency Centers Corp., REIT (935) (66,600)
Regions Financial Corp. (2,658) (62,516)
Repligen Corp. (334) (41,543)
ResMed, Inc. (168) (43,344)
Revvity, Inc. (872) (84,340)
RH (96) (18,145)
RingCentral, Inc., Class A (313) (8,874)
RLI Corp. (510) (36,832)
Roku, Inc., Class A (32) (2,812)
Roper Technologies, Inc. (48) (27,208)
Royal Caribbean Cruises Ltd. (211) (66,073)
RPM International, Inc. (572) (62,828)
RTX Corp. (304) (44,390)
S&P Global, Inc. (96) (50,620)
Sabra Health Care REIT, Inc.,
REIT (256) (4,721)
Saia, Inc. (10) (2,740)
Sarepta Therapeutics, Inc. (306) (5,233)
SBA Communications Corp., REIT (31) (7,280)
Schlumberger NV (78) (2,636)
Schneider National, Inc., Class B (215) (5,192)
Sealed Air Corp. (117) (3,631)
SEI Investments Co. (320) (28,755)
Sempra (113) (8,562)
Sensata Technologies Holding plc (390) (11,743)
Sherwin-Williams Co. (The) (91) (31,246)
Shift4 Payments, Inc., Class A (1,159) (114,868)
Signify NV (2)(b) (123) (3,340)
Silgan Holdings, Inc. (310) (16,796)
Simon Property Group, Inc., REIT (154) (24,757)
Simpson Manufacturing Co., Inc. (46) (7,144)
Skyworks Solutions, Inc. (660) (49,183)
Snap-on, Inc. (105) (32,674)
Somnigroup International, Inc. (833) (56,686)
Southern Co. (The) (1,152) (105,788)
Southwest Airlines Co. (886) (28,742)
Southwest Gas Holdings, Inc. (588) (43,741)
Spire, Inc. (72) (5,255)
STAG Industrial, Inc., REIT (1,480) (53,694)
Starbucks Corp. (1,409) (129,106)
Stellantis NV (2) (1,575) (15,775)
Stryker Corp. (147) (58,158)
Sun Communities, Inc., REIT (119) (15,052)
Super Micro Computer, Inc. (776) (38,032)
Synopsys, Inc. (97) (49,730)
Sysco Corp. (630) (47,716)
T. Rowe Price Group, Inc. (192) (18,528)
Targa Resources Corp. (100) (17,408)
Target Corp. (200) (19,730)
TD SYNNEX Corp. (290) (39,353)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Teledyne Technologies, Inc. (68) (34,837)
Tenaris SA (2) (487) (9,129)
Teradyne, Inc. (219) (19,692)
Terex Corp. (475) (22,178)
Tesla, Inc. (98) (31,131)
Tetra Tech, Inc. (578) (20,785)
Texas Instruments, Inc. (241) (50,036)
The Campbell's Co. (827) (25,348)
Thor Industries, Inc. (491) (43,606)
Timken Co. (The) (312) (22,636)
TopBuild Corp. (186) (60,216)
Tractor Supply Co. (1,060) (55,936)
TransDigm Group, Inc. (45) (68,429)
TransUnion (120) (10,560)
Trex Co., Inc. (62) (3,372)
TripAdvisor, Inc. (1,870) (24,404)
Twilio, Inc., Class A (397) (49,371)
Tyler Technologies, Inc. (96) (56,913)
Uber Technologies, Inc. (83) (7,744)
Ubiquiti, Inc. (90) (37,049)
UFP Industries, Inc. (26) (2,583)
UGI Corp. (1,255) (45,707)
UMB Financial Corp. (201) (21,137)
United Bankshares, Inc. (891) (32,459)
United Rentals, Inc. (66) (49,724)
Unity Software, Inc. (1,873) (45,327)
Universal Display Corp. (183) (28,266)
UWM Holdings Corp., Class A (5,204) (21,545)
Vail Resorts, Inc. (421) (66,152)
Valero Energy Corp. (41) (5,511)
Valley National Bancorp (293) (2,616)
Verisk Analytics, Inc., Class A (79) (24,609)
Verizon Communications, Inc. (1,348) (58,328)
Vertex Pharmaceuticals, Inc. (26) (11,575)
VICI Properties, Inc., Class A,
REIT (1,360) (44,336)
Viking Therapeutics, Inc. (1,615) (42,798)
Visa, Inc., Class A (13) (4,616)
Visteon Corp. (143) (13,342)
Vistra Corp. (192) (37,212)
Vornado Realty Trust, REIT (629) (24,053)
Walt Disney Co. (The) (135) (16,741)
Waste Connections, Inc. (198) (36,971)
Waste Management, Inc. (265) (60,637)
Watsco, Inc. (14) (6,183)
Wayfair, Inc., Class A (165) (8,438)
WEC Energy Group, Inc. (273) (28,447)
Wells Fargo & Co. (405) (32,449)
Western Alliance Bancorp (181) (14,114)
Western Digital Corp. (191) (12,222)
Westinghouse Air Brake
Technologies Corp. (41) (8,583)
Weyerhaeuser Co., REIT (635) (16,313)
Whirlpool Corp. (362) (36,714)
Williams-Sonoma, Inc. (250) (40,843)
WillScot Holdings Corp. (452) (12,385)
Wintrust Financial Corp. (319) (39,550)
WP Carey, Inc., REIT (990) (61,756)
WW Grainger, Inc. (22) (22,885)
Wyndham Hotels & Resorts, Inc. (478) (38,818)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (152.1)% (continued)
Wynn Resorts Ltd. (692) (64,820)
Xcel Energy, Inc. (517) (35,208)
XPO, Inc. (447) (56,452)
YETI Holdings, Inc. (586) (18,471)
Yum! Brands, Inc. (34) (5,038)
Zillow Group, Inc., Class C (117) (8,196)
(15,411,004)
TOTAL COMMON STOCKS
(Proceeds $(25,702,458))                                                     (26,186,240)
PREFERRED STOCKS - (0.9)%
Germany - ( 0 .9 ) %
Henkel AG & Co. KGaA
(Preference) (2) (799) (62,788)
Volkswagen AG (Preference) (2) (224) (23,680)
TOTAL PREFERRED STOCKS
(Proceeds $(85,126))                                                     (86,468)
TOTAL SHORT POSITIONS
(Proceeds $(25,787,584)) (26,272,708)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 34.7%
(Cost $3,518,891) 3,514,724
OTHER ASSETS IN EXCESS OF
LIABILITIES - 65.3% ‡ 6,615,336
NET ASSETS - 100.0% 10,130,060
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (153,373) ( 1 .5 ) %
Consumer Discretionary 288,995 2 .9
Consumer Staples (542,603) ( 5 .4 )
Energy (336,826) ( 3 .3 )
Financials 1,588,749 15 .7
Health Care 965,252 9 .5
Industrials 1,095,003 10 .8
Information Technology (183,712) ( 1 .8 )
Materials 526,101 5 .2
Real Estate (766,444) ( 7 .6 )
Utilities (1,200,392) ( 11 .9 )
Investment Companies 2,233,974 22 .1
Total Investments In Securities
At Value 3,514,724 34 .7
Other Assets in Excess of
Liabilities ‡ 6,615,336 65 .3
Net Assets
$ 10,130,060 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $27,109,258. In addition, $1,853,499 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $408,782 of investment in securities and
$(215,482) of securities sold short, which represents 4.04% and (2.13)% of net assets of the Fund, respectively.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 50,000 $ (1,195) $ (79) $ (1,274)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 50,000 (1,195) (79) (1,274)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 50,000 (1,062) (60) (1,122)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 % Quarterly 6/20/2030 0 .51 % USD 50,000 $ (1,062) $ (61) $ (1,123)
$ (4,514) $ (279) $ (4,793)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 50,000 $ 5,207 $ 367 $ 5,574
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 50,000 5,206 368 5,574
$ 10,413 $ 735 $ 11,148
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 800,000 $ (418) $ 881 $ 463
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 800,000 (418) 881 463
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 2,100,000 4,583 249 4,832
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 2,100,000 4,469 364 4,833
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 2,800,000 54,327 18,252 72,579
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 2,700,000 52,667 17,320 69,987
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,800,000 (2,189) 3,482 1,293
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,700,000 (2,032) 3,291 1,259
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 100,000 (9) 109 100
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 100,000 (9) 109 100
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 8,000,000 1,698 70 1,768
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 8,000,000 1,698 70 1,768
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 1,500,000 439 60 499
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 1,500,000 439 60 499
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 2,500,000 (45) 268 223
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 2,500,000 (45) 268 223
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 2,000,000 764 457 1,221
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 2,000,000 764 457 1,221
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 735,000,000 20,842 (2,585) 18,257
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 735,000,000 20,842 (2,585) 18,257
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 80,000,000 1,885 (821) 1,064
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 80,000,000 1,885 (821) 1,064
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 80,000,000 8,069 (4,311) 3,758
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 80,000,000 8,069 (4,311) 3,758
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 2,600,000 8,546 (967) 7,579
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 2,700,000 8,900 (1,030) 7,870
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 100,000 913 7 920
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 100,000 2,042 (348) 1,694
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 6 8 14
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 6 8 14
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 800,000 314 312 626
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 900,000 353 351 704

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 2,000,000 $ 1,874 $ 1,401 $ 3,275
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 2,100,000 1,968 1,471 3,439
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 8,000,000 656 7 663
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 8,000,000 656 7 663
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 12,500,000 1,046 2,298 3,344
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 12,500,000 1,046 2,298 3,344
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 500,000 614 89 703
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 500,000 614 89 703
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 100,000 1,073 (25) 1,048
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,500,000 32,724 (2,304) 30,420
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,400,000 30,602 (2,210) 28,392
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 2,500,000 4,133 1,055 5,188
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 2,500,000 4,133 1,055 5,188
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 200,000 1,562 (1,383) 179
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 200,000 1,562 (1,383) 179
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 1,078 (22) 1,056
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 1,078 (22) 1,056
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 5,500,000 5,894 1,232 7,126
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 5,500,000 5,916 1,210 7,126
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 500,000 391 (18) 373
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 500,000 391 (18) 373
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 2,500,000 285 (103) 182
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 2,500,000 285 (103) 182
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 40,000,000 741 (309) 432
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 40,000,000 741 (309) 432
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,100,000 12,328 5,495 17,823
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,100,000 12,098 5,724 17,822
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 500,000 24,506 8,432 32,938
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 400,000 19,605 6,745 26,350
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 500,000 37 1 38
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 500,000 46 (8) 38
Receive 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 175 8 183
Receive 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 188 (6) 182
369,401 59,949 429,350
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 35,000,000 (127) (248) (375)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 35,000,000 (127) (248) (375)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2030 INR 20,000,000 (2,247) (152) (2,399)
Pay 1D MIBOR Semi 5.50% Semi 12/17/2030 INR 20,000,000 (2,247) (152) (2,399)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 100,000 (1,065) (266) (1,331)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 700,000 (207) (1,444) (1,651)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 700,000 (553) (1,098) (1,651)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 250,000,000 (1,285) (12) (1,297)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 250,000,000 (1,285) (12) (1,297)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 12,000,000 465 (8,567) (8,102)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 12,000,000 465 (8,567) (8,102)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 3,500,000 177 (288) (111)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 3,500,000 177 (288) (111)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 1,500,000 (361) (168) (529)
Pay 6M PRIBOR Semi 3.50% Annual 12/18/2030 CZK 1,500,000 (361) (168) (529)
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 115,000,000 (189) (197) (386)
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 115,000,000 (189) (197) (386)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 80,000,000 (873) (276) (1,149)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 80,000,000 (873) (276) (1,149)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 390,000,000 (164) (152) (316)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 390,000,000 (164) (152) (316)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 5,000,000 (3) (8) (11)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 5,000,000 (3) (8) (11)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 9,900,000 $ (29,966) $ (18,657) $ (48,623)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 9,900,000 (30,109) (18,514) (48,623)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 1,200,000 (3,235) (3,932) (7,167)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 1,100,000 (2,282) (4,288) (6,570)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 (1,290) (391) (1,681)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 (1,653) (28) (1,681)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,200,000 (44,194) (2,900) (47,094)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,300,000 (46,153) (3,081) (49,234)
Receive 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 100,000 (1,355) 463 (892)
Receive 1D SORA Semi 2.00% Semi 12/18/2030 SGD 100,000 (879) (260) (1,139)
Receive 1D SORA Semi 2.00% Semi 12/18/2030 SGD 100,000 (879) (260) (1,139)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 345,000,000 (56,615) 5,979 (50,636)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 345,000,000 (56,615) 5,979 (50,636)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 9,000,000 (110) (207) (317)
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 9,000,000 (110) (207) (317)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 (958) 227 (731)
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 60,000,000 (133) (317) (450)
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 60,000,000 (133) (316) (449)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 200,000 (2,250) 353 (1,897)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 200,000 (2,250) 353 (1,897)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 17,000,000 (9,601) (1,768) (11,369)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 17,000,000 (9,601) (1,768) (11,369)
(311,410) (66,484) (377,894)
$ 57,991 $ (6,535) $ 51,456
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 3,388,872 $ 4,419
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 09/19/2025 CHF (238,020) 1,324
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/19/2025 PLN 113,040 44
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.39%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 EUR 2,299 –
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.29%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 EUR 363 –
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (0.05%)
Monthly GSIN 09/17/2025 SEK (212,419) –
Total unrealized appreciation 5,787
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR 182,892 (370)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 HKD 1,161,470 (1,480)
Total unrealized depreciation (1,850)
Net unrealized appreciation $ 3,937

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Mini Index 9 7/2025 HKD $ 276,124 $ (847)
H-Shares Index 44 7/2025 HKD 485,909 (1,552)
IBEX 35 Index 9 7/2025 EUR 147,582 439
KOSPI 200 Index 33 7/2025 KRW 507,935 (639)
OMXS30 Index 1 7/2025 SEK 26,351 (266)
SGX FTSE China A50 Index 13 7/2025 USD 174,044 (2,663)
SGX FTSE Taiwan Index 2 7/2025 USD 145,880 123
Australia 10 Year Bond 7 9/2025 AUD 528,462 (1,722)
Australia 3 Year Bond 1 9/2025 AUD 70,929 (47)
CBOE Volatility Index 1 9/2025 USD 20,701 (71)
Euro STOXX 50 Index 5 9/2025 EUR 313,747 2,314
Euro-BTP 3 9/2025 EUR 427,667 (490)
Euro-Bund 9 9/2025 EUR 1,380,640 (3,684)
Euro-Buxl 1 9/2025 EUR 139,917 (1,237)
Euro-OAT 2 9/2025 EUR 291,802 (784)
FTSE 100 Index 1 9/2025 GBP 120,649 699
Long Gilt 7 9/2025 GBP 894,556 (1,789)
Mini-DAX Index 1 9/2025 EUR 141,643 (256)
MSCI Emerging Markets Index 3 9/2025 USD 185,025 338
NASDAQ 100 Micro E-Mini Index 2 9/2025 USD 91,573 214
Russell 2000 Micro E-Mini Index 15 9/2025 USD 164,378 (106)
S&P 500 Micro E-Mini Index 324 9/2025 USD 10,131,075 177,579
S&P Midcap 400 E-Mini Index 2 9/2025 USD 625,100 4,012
S&P/TSX 60 Index 1 9/2025 CAD 234,992 1,401
U.S. Treasury 2 Year Note 11 9/2025 USD 2,288,430 533
U.S. Treasury 5 Year Note 10 9/2025 USD 1,090,234 1,198
U.S. Treasury Ultra Bond 1 9/2025 USD 118,969 851
3 Month CORRA 11 3/2026 CAD 1,971,498 959
3 Month Euro Euribor 4 3/2026 EUR 1,156,982 33
3 Month SARON 1 3/2026 CHF 315,678 7
3 Month SOFR 8 3/2026 USD 1,926,700 1,631
3 Month SONIA 13 3/2026 GBP 4,300,289 1,621
90-Day Australian Bank Bill 1 3/2026 AUD 653,333 7
3 Month CORRA 1 6/2026 CAD 179,273 95
3 Month Euro Euribor 4 6/2026 EUR 1,156,806 (36)
3 Month SARON 1 6/2026 CHF 315,741 (8)
3 Month SOFR 4 6/2026 USD 966,000 1,113
3 Month SONIA 9 6/2026 GBP 2,981,756 1,571
90-Day Australian Bank Bill 5 6/2026 AUD 3,266,746 23
3 Month Euro Euribor 1 9/2026 EUR 289,069 (60)
3 Month SARON 1 9/2026 CHF 315,678 (32)
3 Month SONIA 10 9/2026 GBP 3,315,465 2,003
90-Day Australian Bank Bill 1 9/2026 AUD 653,317 (17)
3 Month Euro Euribor 3 12/2026 EUR 866,677 (142)
3 Month SARON 1 12/2026 CHF 315,552 (40)
3 Month SONIA 8 12/2026 GBP 2,652,921 1,480
3 Month Euro Euribor 3 3/2027 EUR 866,014 (245)
3 Month Euro Euribor 3 6/2027 EUR 865,352 (296)
3 Month Euro Euribor 2 9/2027 EUR 576,400 (296)
Total of long contracts 182,919
Short Contracts
CAC 40 10 Euro Index (1) 7/2025 EUR (90,349) (992)
CBOE Volatility Index (1) 7/2025 USD (18,712) 315
FTSE Bursa Malaysia KLCI Index (2) 7/2025 MYR (36,409) 59

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
IFSC NIFTY 50 Index (5) 7/2025 USD $ (256,010) $ 591
MSCI Singapore Index (11) 7/2025 SGD (355,781) 59
Canada 10 Year Bond (1) 9/2025 CAD (89,657) (439)
DJIA CBOT Micro E-mini Index (6) 9/2025 USD (133,167) (350)
Euro-Schatz (5) 9/2025 EUR (631,646) 364
FTSE/JSE Top 40 Index (3) 9/2025 ZAR (152,136) (465)
Japan 10 Year Bond Mini (8) 9/2025 JPY (772,584) 1,248
MEX BOLSA Index (1) 9/2025 MXN (31,025) 125
Nikkei 225 Index (3) 9/2025 JPY (84,393) 366
SET50 Index (35) 9/2025 THB (151,353) (12)
SPI 200 Index (2) 9/2025 AUD (280,931) (298)
TOPIX Mini Index (12) 9/2025 JPY (237,950) 477
U.S. Treasury 10 Year Note (14) 9/2025 USD (1,569,969) (4,620)
U.S. Treasury Long Bond (1) 9/2025 USD (115,375) (501)
3 Month SONIA (6) 3/2027 GBP (1,989,485) (1,066)
3 Month SONIA (6) 6/2027 GBP (1,988,867) (1,114)
3 Month SONIA (6) 9/2027 GBP (1,988,146) (1,039)
3 Month SONIA (7) 12/2027 GBP (2,318,663) (1,213)
Total of short contracts (8,505)
Net unrealized appreciation $ 174,414
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 134,000 USD 87,687 CITI 9/17/2025 $ 649
AUD 134,000 USD 87,687 JPMC 9/17/2025 649
BRL 3,432,500 USD 608,950 CITI
**
9/17/2025 10,555
BRL 3,432,500 USD 608,949 JPMC
**
9/17/2025 10,555
CAD 77,500 USD 56,640 CITI 9/17/2025 498
CAD 77,500 USD 56,639 JPMC 9/17/2025 498
CHF 500 USD 632 CITI 9/17/2025 4
CHF 500 USD 632 JPMC 9/17/2025 4
CLP 150,000,000 USD 160,410 CITI
**
9/17/2025 572
CLP 150,000,000 USD 160,410 JPMC
**
9/17/2025 572
CNY 1,205,500 USD 169,233 CITI
**
9/17/2025 239
CNY 1,205,500 USD 169,232 JPMC
**
9/17/2025 239
CZK 2,000,000 USD 93,865 CITI 9/17/2025 1,648
CZK 2,000,000 USD 93,865 JPMC 9/17/2025 1,648
EUR 8,500 USD 10,007 CITI 9/17/2025 57
EUR 8,500 USD 10,007 JPMC 9/17/2025 57
HUF 70,000,000 USD 201,704 CITI 9/17/2025 3,775
HUF 70,000,000 USD 201,703 JPMC 9/17/2025 3,775
ILS 78,500 USD 23,089 CITI 9/17/2025 240
ILS 78,500 USD 23,089 JPMC 9/17/2025 240
INR 5,000,000 USD 57,951 CITI
**
9/17/2025 175
INR 5,000,000 USD 57,951 JPMC
**
9/17/2025 175
JPY 130,000,000 USD 905,942 CITI 9/17/2025 4,814
JPY 130,000,000 USD 905,941 JPMC 9/17/2025 4,816
MXN 500,000 USD 26,252 CITI 9/17/2025 173
MXN 500,000 USD 26,252 JPMC 9/17/2025 173
NOK 3,500,000 USD 343,948 CITI 9/17/2025 3,462
NOK 3,500,000 USD 343,948 JPMC 9/17/2025 3,462

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 145,000 USD 87,659 CITI 9/17/2025 $ 959
NZD 145,000 USD 87,659 JPMC 9/17/2025 959
PEN 100,500 USD 28,081 CITI
**
9/17/2025 227
PEN 100,500 USD 28,081 JPMC
**
9/17/2025 227
TWD 1,000,000 USD 34,684 CITI
**
9/17/2025 321
TWD 1,000,000 USD 34,684 JPMC
**
9/17/2025 321
USD 7,563 GBP 5,500 CITI 9/17/2025 10
USD 7,563 GBP 5,500 JPMC 9/17/2025 10
ZAR 4,500,000 USD 251,316 CITI 9/17/2025 1,416
ZAR 4,500,000 USD 251,316 JPMC 9/17/2025 1,416
Total unrealized appreciation 59,590
COP 1,300,000,000 USD 315,060 CITI
**
9/17/2025 (290)
COP 1,300,000,000 USD 315,059 JPMC
**
9/17/2025 (289)
INR 5,000,000 USD 58,235 CITI
**
9/17/2025 (109)
INR 5,000,000 USD 58,235 JPMC
**
9/17/2025 (109)
USD 152,822 AUD 234,500 CITI 9/17/2025 (1,765)
USD 152,822 AUD 234,500 JPMC 9/17/2025 (1,765)
USD 7,352 CAD 10,000 CITI 9/17/2025 (21)
USD 7,352 CAD 10,000 JPMC 9/17/2025 (20)
USD 499,827 CHF 399,000 CITI 9/17/2025 (8,016)
USD 499,828 CHF 399,000 JPMC 9/17/2025 (8,016)
USD 146,211 CNY 1,041,062 CITI
**
9/17/2025 (144)
USD 146,211 CNY 1,041,061 JPMC
**
9/17/2025 (143)
USD 47,530 CZK 1,000,000 CITI 9/17/2025 (227)
USD 47,530 CZK 1,000,000 JPMC 9/17/2025 (227)
USD 627,752 EUR 534,000 CITI 9/17/2025 (4,555)
USD 627,754 EUR 534,000 JPMC 9/17/2025 (4,554)
USD 290,872 GBP 213,500 CITI 9/17/2025 (2,336)
USD 290,873 GBP 213,500 JPMC 9/17/2025 (2,335)
USD 104,463 JPY 15,000,000 CITI 9/17/2025 (624)
USD 104,463 JPY 15,000,000 JPMC 9/17/2025 (624)
USD 147,545 KRW 200,000,000 CITI
**
9/17/2025 (991)
USD 147,545 KRW 200,000,000 JPMC
**
9/17/2025 (990)
USD 652,624 MXN 12,500,000 CITI 9/17/2025 (8,007)
USD 652,626 MXN 12,500,000 JPMC 9/17/2025 (8,006)
USD 47,094 NZD 77,500 CITI 9/17/2025 (271)
USD 47,094 NZD 77,500 JPMC 9/17/2025 (271)
USD 375,967 PLN 1,379,500 CITI 9/17/2025 (6,054)
USD 375,968 PLN 1,379,500 JPMC 9/17/2025 (6,053)
USD 52,651 SEK 500,000 CITI 9/17/2025 (471)
USD 52,651 SEK 500,000 JPMC 9/17/2025 (471)
USD 558,342 SGD 710,500 CITI 9/17/2025 (3,647)
USD 558,343 SGD 710,500 JPMC 9/17/2025 (3,646)
USD 354,224 THB 11,500,000 CITI 9/17/2025 (1,635)
USD 354,225 THB 11,500,000 JPMC 9/17/2025 (1,634)
ZAR 500,000 USD 28,254 CITI 9/17/2025 (173)
ZAR 500,000 USD 28,254 JPMC 9/17/2025 (173)
Total unrealized depreciation (78,662)
Net unrealized depreciation $ (19,072)
** Non-deliverable forward foreign currency exchange contracts.

Schedule of Investments
June 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ (5,477) $ (5,477)
GSCO
Cash – 735,525 735,525
GSIN
Cash 110,000 – 110,000
JPMS
Cash – 305,100 305,100
MSCL
Cash – 102,052 102,052

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 109.0%
COMMON STOCKS - 55.7%
Australia - 1 .5%
AGL Energy Ltd. (2) 9,781 62,720
Aristocrat Leisure Ltd. (2) 7,596 325,449
BlueScope Steel Ltd. (2) 55,730 849,244
Computershare Ltd. (2) 99,315 2,605,438
Evolution Mining Ltd. (2) 686,989 3,576,668
Harvey Norman Holdings Ltd. (2) 25,082 87,021
JB Hi-Fi Ltd. (2) 45,811 3,328,917
Northern Star Resources Ltd. (2)
(a) 111,584 1,378,301
Pro Medicus Ltd. (2) 21,421 4,008,612
Qantas Airways Ltd. (2) 102,230 722,211
QBE Insurance Group Ltd. (2) 64,128 987,515
South32 Ltd. (2) 36,747 70,220
Technology One Ltd. (2) 10,660 287,347
Westpac Banking Corp. (2) 33,638 749,674
Whitehaven Coal Ltd. (2) 209,564 748,085
19,787,422
Belgium - 0 .0% †
Ageas SA/NV (2) 5,523 373,618
Brazil - 0 .0% †
Wheaton Precious Metals Corp. 1,181 106,205
Canada - 1 .4%
Agnico Eagle Mines Ltd. (a) 6,302 750,825
AtkinsRealis Group, Inc. (a)(b) 7,285 510,953
Bank of Nova Scotia (The) 51,357 2,839,863
Barrick Mining Corp. (a) 2,604 54,212
Canadian Natural Resources Ltd. 13,581 426,853
CCL Industries, Inc., Class B (a) 2,075 121,003
Celestica, Inc. * 11,915 1,861,601
Empire Co. Ltd., Class A 10,928 453,491
Fairfax Financial Holdings Ltd. 828 1,494,565
iA Financial Corp., Inc. 9,525 1,044,235
Imperial Oil Ltd. (a)(b) 2,771 220,133
Kinross Gold Corp. (a) 41,383 646,690
Lundin Gold, Inc. (a) 21,985 1,160,802
Manulife Financial Corp. 25,772 824,023
Pan American Silver Corp. (a) 19,323 548,295
Parkland Corp. 8,708 246,324
Shopify, Inc., Class A * 10,836 1,249,790
Suncor Energy, Inc. 68,719 2,574,156
TFI International, Inc. 2,114 189,767
Tourmaline Oil Corp. 14,417 695,573
West Fraser Timber Co. Ltd. 1,568 114,985
18,028,139
China - 0 .2%
Prosus NV (2) 37,746 2,117,796
Denmark - 0 .4%
AP Moller - Maersk A/S, Class B
(2) 334 621,139
Danske Bank A/S (2) 63,565 2,596,237
ISS A/S (2) 3,710 103,549
Pandora A/S (2) 10,440 1,839,480
INVESTMENTS SHARES VALUE ($)
Denmark - 0.4% (continued)
Vestas Wind Systems A/S (2) 6,865 103,119
5,263,524
Finland - 0 .2%
Nordea Bank Abp (2) 138,500 2,055,023
Wartsila OYJ Abp (2) 37,916 896,120
2,951,143
France - 1 .6%
Air France-KLM (2)* 70,742 774,339
BNP Paribas SA (2) 32,237 2,891,714
Carrefour SA (2) 20,997 296,189
Cie de Saint-Gobain SA (2) 11,170 1,312,198
Dassault Aviation SA (2) 775 274,018
Eiffage SA (2) 404 56,767
Engie SA (2)(a) 2,914 68,487
Hermes International SCA (2)(a) 117 317,171
Ipsen SA (2) 452 53,841
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 1,974 1,033,152
Renault SA (2) 24,151 1,114,448
Rexel SA (2) 9,045 278,972
Safran SA (2) 6,484 2,114,589
SCOR SE (2) 1,754 58,254
Societe Generale SA (2) 120,746 6,907,181
TotalEnergies SE (2)(a) 6,949 424,741
Valeo SE (2) 140,839 1,545,962
Vivendi SE (2) 200,051 690,088
20,212,111
Germany - 1 .5%
Allianz SE (Registered) (2)(a) 5,093 2,066,910
Commerzbank AG (2) 80,560 2,538,690
Daimler Truck Holding AG (2) 1,501 71,213
Deutsche Bank AG (Registered)
(2) 64,815 1,921,469
Fresenius Medical Care AG (2) 3,104 178,341
Heidelberg Materials AG (2)(a) 1,778 418,713
Mercedes-Benz Group AG (2)(a) 4,563 265,841
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 491 318,823
Rheinmetall AG (2) 2,975 6,300,154
RWE AG (2)(a) 16,463 687,959
SAP SE (2) 4,575 1,398,941
Scout24 SE (2)(c) 1,458 201,275
TeamViewer SE (2)*(c) 5,004 56,472
thyssenkrupp AG (2) 203,662 2,195,110
Zalando SE (2)*(c) 18,675 616,225
19,236,136
Hong Kong - 0 .0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 800 43,029
Techtronic Industries Co. Ltd. (2) 22,500 248,265
WH Group Ltd. (2)(c) 82,500 79,513
370,807

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 0 .8%
Banca Monte dei Paschi di Siena
SpA (2) 99,218 841,523
Banco BPM SpA (2) 5,213 60,849
Intesa Sanpaolo SpA (2) 310,412 1,788,100
Leonardo SpA (2) 31,123 1,756,174
Poste Italiane SpA (2)(c) 37,296 801,337
UniCredit SpA (2) 35,771 2,399,640
Unipol Assicurazioni SpA (2) 107,600 2,130,993
9,778,616
Japan - 4 .3%
Aisin Corp. (2) 4,400 56,287
Asics Corp. (2) 73,200 1,866,628
Bandai Namco Holdings, Inc. (2) 17,900 641,522
BayCurrent, Inc. (2) 3,300 169,767
Concordia Financial Group Ltd. (2) 58,900 382,248
Dai-ichi Life Holdings, Inc. (2) 81,000 615,811
Daiichi Sankyo Co. Ltd. (2) 155,700 3,607,274
Fuji Electric Co. Ltd. (2) 1,700 78,288
Fujikura Ltd. (2) 10,200 536,575
Fukuoka Financial Group, Inc. (2) 16,800 448,841
Honda Motor Co. Ltd. (2)(a) 165,200 1,593,000
IHI Corp. (2) 8,700 941,025
Inpex Corp. (2) 62,800 881,534
Isetan Mitsukoshi Holdings Ltd. (2) 57,900 881,608
Japan Post Bank Co. Ltd. (2) 277,100 2,987,285
Japan Post Holdings Co. Ltd. (2) 34,900 323,251
Kawasaki Kisen Kaisha Ltd. (2) 9,000 127,459
LY Corp. (2) 71,500 263,306
Makita Corp. (2) 4,000 123,192
Marubeni Corp. (2) 3,200 64,506
Mazda Motor Corp. (2) 195,100 1,173,565
MISUMI Group, Inc. (2) 63,300 845,592
Mitsubishi UFJ Financial Group,
Inc. (2) 105,400 1,436,981
Mitsui Chemicals, Inc. (2) 2,600 60,114
Mizuho Financial Group, Inc. (2) 61,700 1,712,788
MS&AD Insurance Group
Holdings, Inc. (2) 24,700 552,184
Nippon Steel Corp. (2)(a) 12,400 234,508
Nippon Yusen KK (2) 27,400 985,714
Nomura Holdings, Inc. (2) 297,900 1,963,072
Panasonic Holdings Corp. (2)(a) 103,500 1,107,380
Recruit Holdings Co. Ltd. (2)(a) 8,200 482,214
Renesas Electronics Corp. (2) 45,300 560,426
Resona Holdings, Inc. (2) 209,200 1,932,134
Ryohin Keikaku Co. Ltd. (2) 77,600 3,721,599
Sanrio Co. Ltd. (2) 16,300 788,197
Shimamura Co. Ltd. (2) 5,800 406,963
Shimizu Corp. (2) 14,800 165,313
Shizuoka Financial Group, Inc. (2) 73,000 849,361
SoftBank Corp. (2) 658,600 1,020,140
Sojitz Corp. (2) 23,080 567,157
Sony Group Corp. (2)(a) 36,500 949,012
Square Enix Holdings Co. Ltd. (2) 33,200 2,483,334
Subaru Corp. (2) 4,700 81,481
Sumitomo Corp. (2) 7,700 198,712
Sumitomo Mitsui Financial Group,
Inc. (2) 41,400 1,042,492
T&D Holdings, Inc. (2) 27,000 592,653
INVESTMENTS SHARES VALUE ($)
Japan - 4.3% (continued)
Takeda Pharmaceutical Co. Ltd. (2) 3,100 95,706
TBS Holdings, Inc. (2) 1,700 59,603
Tokyo Electric Power Co. Holdings,
Inc. (2)* 133,300 443,719
Tokyo Electron Ltd. (2) 42,600 8,158,302
TOPPAN Holdings, Inc. (2) 4,000 108,668
Toyota Motor Corp. (2)(a) 59,000 1,016,157
Toyota Tsusho Corp. (2) 6,100 138,173
Trend Micro, Inc. (2) 23,800 1,646,147
USS Co. Ltd. (2) 50,800 559,863
Yokogawa Electric Corp. (2) 3,300 88,156
54,816,987
Luxembourg - 0 .0% †
ArcelorMittal SA (2) 4,557 144,704
Netherlands - 0 .4%
ABN AMRO Bank NV, CVA (2)(c) 4,440 121,238
Argenx SE (2)* 213 117,913
ASML Holding NV (2) 4,373 3,504,247
ING Groep NV (2) 5,135 112,547
NN Group NV (2) 20,842 1,386,808
5,242,753
New Zealand - 0 .1%
Xero Ltd. (2)* 12,292 1,454,503
Norway - 0 .2%
Equinor ASA (2) 60,271 1,522,087
Kongsberg Gruppen ASA 20,865 809,084
TOMRA Systems ASA (2) 5,846 91,248
2,422,419
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .1%
Grab Holdings Ltd., Class A *(a)(b) 95,293 479,324
Sea Ltd., ADR *(a)(b) 3,836 613,530
1,092,854
South Korea - 0 .0% †
Delivery Hero SE (2)*(c) 12,334 334,772
Spain - 0 .3%
Acerinox SA (2) 4,408 56,279
ACS Actividades de Construccion
y Servicios SA (2) 5,948 413,431
Banco Santander SA (2) 403,392 3,340,441
Bankinter SA (2) 5,634 73,549
CaixaBank SA (2) 10,984 95,174
Fluidra SA (2) 5,025 125,980
Mapfre SA (2) 41,598 170,394
Repsol SA (2) 3,805 55,653
4,330,901
Sweden - 0 .5%
Electrolux AB, Class B (2)* 80,268 570,830
Evolution AB (2)(c) 30,241 2,401,834
Svenska Handelsbanken AB,
Class A (2) 23,221 310,866
Swedbank AB, Class A (2) 7,430 196,793

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 0.5% (continued)
Telefonaktiebolaget LM Ericsson,
Class B (2) 311,964 2,665,834
Trelleborg AB, Class B (2) 1,476 54,983
6,201,140
Switzerland - 0 .4%
ABB Ltd. (Registered) (2)(a) 4,749 284,602
Baloise Holding AG (Registered)
(2) 1,341 316,278
DSM-Firmenich AG (2)(a) 3,229 343,518
Logitech International SA
(Registered) (2) 13,962 1,266,137
Lonza Group AG (Registered) (2) 481 343,994
Sandoz Group AG (2) 1,932 105,880
TE Connectivity plc 436 73,540
Zurich Insurance Group AG (2)(a) 3,641 2,547,691
5,281,640
United Kingdom - 1 .6%
Aviva plc (2) 6,586 55,992
Barclays plc (2) 402,982 1,862,087
British American Tobacco plc (2)(a) 9,253 439,947
Burberry Group plc (2)* 79,503 1,291,385
Centrica plc (2)(a) 158,398 351,449
CK Hutchison Holdings Ltd. (2) 12,500 76,971
Direct Line Insurance Group plc (2) 73,450 309,747
easyJet plc (2) 57,588 421,447
Entain plc (2) 15,316 189,698
Flutter Entertainment plc *(a)(b) 7,245 2,070,331
HSBC Holdings plc (2) 84,371 1,020,568
InterContinental Hotels Group plc
(2) 682 77,977
London Stock Exchange Group
plc (2) 2,579 377,172
Marks & Spencer Group plc (2) 138,350 673,353
NatWest Group plc (2) 463,304 3,253,763
Ocado Group plc (2)* 174,312 543,689
Rolls-Royce Holdings plc (2) 247,666 3,282,229
Standard Chartered plc (2) 14,883 246,292
Subsea 7 SA (2) 6,280 117,887
TechnipFMC plc 86,622 2,983,262
Vodafone Group plc (2) 293,492 314,169
19,959,415
United States - 40 .2%
3M Co. (a) 9,583 1,458,916
Abbott Laboratories (a) 937 127,441
AbbVie, Inc. (a) 1,259 233,696
Abercrombie & Fitch Co., Class A * 17,138 1,419,883
Adobe, Inc. * 12,605 4,876,622
Advanced Micro Devices, Inc. *(a)
(b) 507 71,943
Airbnb, Inc., Class A *(a)(b) 30,746 4,068,926
Alaska Air Group, Inc. * 28,564 1,413,347
Alcoa Corp. (a)(b) 1,909 56,335
Allison Transmission Holdings, Inc.
(a)(b) 8,929 848,166
Allstate Corp. (The) 6,657 1,340,121
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,115 363,590
INVESTMENTS SHARES VALUE ($)
United States - 40.2% (continued)
Alphabet, Inc., Class A (a)(b) 16,131 2,842,766
Alphabet, Inc., Class C (a)(b) 32,923 5,840,211
Altria Group, Inc. (a)(b) 24,108 1,413,452
Amazon.com, Inc. *(a) 50,444 11,066,908
Amedisys, Inc. *(a)(b) 665 65,429
American Express Co. (a) 1,121 357,577
American International Group, Inc. 18,363 1,571,689
Amphenol Corp., Class A (a) 22,148 2,187,115
Amrize Ltd. * 1,393 69,488
Apple, Inc. (a) 97,037 19,909,080
Applied Materials, Inc. (a) 5,599 1,025,009
Arista Networks, Inc. *(a) 62,177 6,361,328
Arrow Electronics, Inc. * 5,954 758,718
Ashland, Inc. 13,340 670,735
Assured Guaranty Ltd. 3,535 307,899
AT&T, Inc. (a) 58,512 1,693,337
Atlassian Corp., Class A * 14,954 3,037,008
Autodesk, Inc. * 4,921 1,523,394
AutoZone, Inc. *(a)(b) 297 1,102,532
Axis Capital Holdings Ltd. 13,276 1,378,314
Baker Hughes Co., Class A (a)(b) 16,125 618,233
Bank of America Corp. 57,536 2,722,604
Bank of New York Mellon Corp.
(The) (a)(b) 2,208 201,171
Bank OZK 14,114 664,205
Bath & Body Works, Inc. (a)(b) 14,687 440,023
BellRing Brands, Inc. *(a) 9,186 532,145
Berkshire Hathaway, Inc., Class
B *(a) 9,405 4,568,667
Best Buy Co., Inc. 5,944 399,021
Biogen, Inc. * 2,451 307,821
BioMarin Pharmaceutical, Inc. * 53,023 2,914,674
Blackrock, Inc. (a)(b) 666 698,801
Booking Holdings, Inc. (a)(b) 831 4,810,858
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 16,033 1,669,516
BP plc (2)(a) 277,522 1,382,697
Bright Horizons Family Solutions,
Inc. * 590 72,918
Bristol-Myers Squibb Co. (a) 32,887 1,522,339
Broadcom, Inc. (a) 33,957 9,360,246
Bruker Corp. (a)(b) 3,279 135,095
Builders FirstSource, Inc. *(a)(b) 874 101,987
Burlington Stores, Inc. * 717 166,803
Capital One Financial Corp. (a) 5,453 1,160,180
Cardinal Health, Inc. 4,950 831,600
CarMax, Inc. *(a)(b) 62,706 4,214,470
Carpenter Technology Corp. (a) 545 150,627
Centene Corp. * 62,037 3,367,368
Charles Schwab Corp. (The) (a)(b) 13,435 1,225,809
Cheniere Energy, Inc. 6,619 1,611,859
Chewy, Inc., Class A * 98,912 4,215,629
Chipotle Mexican Grill, Inc., Class
A * 6,397 359,192
Chord Energy Corp. (a)(b) 969 93,848
Chubb Ltd. (a) 2,638 764,281
Ciena Corp. * 19,321 1,571,377
Cigna Group (The) (a) 4,076 1,347,444
Cincinnati Financial Corp. 2,954 439,910
Cisco Systems, Inc. (a) 11,928 827,565

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 40.2% (continued)
Citigroup, Inc. 55,154 4,694,708
Citizens Financial Group, Inc. 27,645 1,237,114
Cloudflare, Inc., Class A *(a)(b) 1,847 361,698
CME Group, Inc. 9,983 2,751,514
CNA Financial Corp. 3,029 140,939
CNO Financial Group, Inc. 1,426 55,015
Coca-Cola Co. (The) (a) 3,795 268,496
Coca-Cola Consolidated, Inc. 5,380 600,677
Cognizant Technology Solutions
Corp., Class A (a)(b) 693 54,075
Comcast Corp., Class A 10,345 369,213
Comfort Systems USA, Inc. 7,932 4,253,218
Commvault Systems, Inc. * 13,227 2,305,863
Concentrix Corp. (a)(b) 41,942 2,216,844
Corebridge Financial, Inc. 30,074 1,067,627
Costco Wholesale Corp. (a)(b) 2,463 2,438,222
CRH plc (a) 13,692 1,256,926
Crowdstrike Holdings, Inc., Class
A *(a)(b) 846 430,876
Crown Holdings, Inc. (a) 1,058 108,953
Cummins, Inc. 1,254 410,685
CVS Health Corp. (a) 7,085 488,723
Danaher Corp. (a) 4,551 899,005
Darden Restaurants, Inc. 3,800 828,286
Datadog, Inc., Class A * 4,883 655,933
Deckers Outdoor Corp. *(a)(b) 2,695 277,774
Dell Technologies, Inc., Class C (a) 5,068 621,337
Delta Air Lines, Inc. 67,321 3,310,847
DENTSPLY SIRONA, Inc. 32,057 509,065
Devon Energy Corp. 52,730 1,677,341
Dick's Sporting Goods, Inc. (a)(b) 1,020 201,766
Dollar General Corp. 1,347 154,070
Dollar Tree, Inc. *(a)(b) 13,702 1,357,046
DoorDash, Inc., Class A *(a)(b) 14,750 3,636,023
DraftKings, Inc., Class A * 95,070 4,077,552
Duolingo, Inc., Class A *(a)(b) 1,482 607,650
Edison International (a) 32,317 1,667,557
Elastic NV * 13,627 1,149,165
Eli Lilly & Co. 3,456 2,694,056
EMCOR Group, Inc. 158 84,513
EOG Resources, Inc. 3,168 378,924
Equinix, Inc., REIT (a) 61 48,524
Essent Group Ltd. 7,293 442,904
Etsy, Inc. *(a)(b) 22,714 1,139,334
Euronet Worldwide, Inc. * 3,739 379,060
Evercore, Inc., Class A 11,354 3,065,807
Everest Group Ltd. 3,493 1,187,096
Exact Sciences Corp. * 10,587 562,593
Exelixis, Inc. *(a)(b) 59,042 2,602,276
Expedia Group, Inc. (a)(b) 24,625 4,153,745
Exxon Mobil Corp. (a) 2,761 297,636
Fair Isaac Corp. *(a)(b) 68 124,301
Federated Hermes, Inc., Class B
(a)(b) 1,232 54,602
FedEx Corp. (a) 12,841 2,918,888
Fidelity National Financial, Inc. 8,228 461,262
Fidelity National Information
Services, Inc. 3,836 312,289
First Horizon Corp. 40,301 854,381
Fiserv, Inc. *(a)(b) 739 127,411
INVESTMENTS SHARES VALUE ($)
United States - 40.2% (continued)
Flowserve Corp. 13,657 714,944
Fortinet, Inc. *(a)(b) 46,784 4,946,004
Freeport-McMoRan, Inc. (a) 28,634 1,241,284
Gap, Inc. (The) 87,860 1,916,227
Garmin Ltd. (a) 7,886 1,645,966
Gartner, Inc. * 5,554 2,245,038
Gates Industrial Corp. plc * 51,970 1,196,869
GE Aerospace (a) 23,348 6,009,542
GE Vernova, Inc. 7,027 3,718,337
General Motors Co. (a) 126,217 6,211,138
Gilead Sciences, Inc. (a) 14,658 1,625,132
Global Payments, Inc. 3,124 250,045
Globe Life, Inc. 9,062 1,126,316
GoDaddy, Inc., Class A * 5,532 996,092
Goodyear Tire & Rubber Co. (The)
* 11,067 114,765
Graham Holdings Co., Class B 128 121,110
GSK plc (2) 26,456 504,423
Guidewire Software, Inc. * 5,391 1,269,311
Halliburton Co. 52,783 1,075,718
Hasbro, Inc. 2,365 174,584
HealthEquity, Inc. * 19,779 2,072,048
Hewlett Packard Enterprise Co.
(a)(b) 71,920 1,470,764
HF Sinclair Corp. 23,688 973,103
Hilton Worldwide Holdings, Inc.
(a)(b) 561 149,417
Holcim AG (2)(a) 1,393 103,443
Home Depot, Inc. (The) (a) 332 121,724
Howmet Aerospace, Inc. 9,827 1,829,100
HubSpot, Inc. * 1,683 936,808
Humana, Inc. 10,321 2,523,278
Huntington Bancshares, Inc. 92,118 1,543,898
Huntsman Corp. 6,376 66,438
Illumina, Inc. *(a)(b) 14,898 1,421,418
Incyte Corp. * 88,626 6,035,430
Insulet Corp. * 1,871 587,831
Intel Corp. 206,046 4,615,430
Intuit, Inc. 1,144 901,049
Invesco Ltd. 68,597 1,081,775
IQVIA Holdings, Inc. *(a)(b) 8,225 1,296,178
Jacobs Solutions, Inc. 415 54,552
JB Hunt Transport Services, Inc. 375 53,850
Johnson & Johnson (a) 27,974 4,273,029
Johnson Controls International plc 21,199 2,239,038
JPMorgan Chase & Co. (a) 10,857 3,147,553
KB Home (a)(b) 3,577 189,474
Kemper Corp. (a)(b) 9,170 591,832
Keysight Technologies, Inc. * 1,459 239,072
KLA Corp. (a)(b) 324 290,220
Kyndryl Holdings, Inc. *(a)(b) 12,598 528,612
LivaNova plc * 14,346 645,857
Lockheed Martin Corp. (a) 1,428 661,364
Lululemon Athletica, Inc. *(a) 928 220,474
Lyft, Inc., Class A * 234,295 3,692,489
Manhattan Associates, Inc. * 12,061 2,381,686
Marathon Petroleum Corp. (a)(b) 3,419 567,930
MarketAxess Holdings, Inc. 3,027 676,050
Marvell Technology, Inc. 7,632 590,717
MasTec, Inc. * 7,193 1,225,903

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 40.2% (continued)
Mastercard, Inc., Class A 519 291,647
Matador Resources Co. 3,921 187,110
Mattel, Inc. * 48,428 955,000
McKesson Corp. (a)(b) 2,672 1,957,988
Medpace Holdings, Inc. *(a)(b) 2,496 783,395
Merck & Co., Inc. 55,961 4,429,873
Meta Platforms, Inc., Class A 10,190 7,521,136
MetLife, Inc. 6,160 495,387
MGIC Investment Corp. 12,479 347,415
Microsoft Corp. 32,300 16,066,342
Molina Healthcare, Inc. *(a)(b) 9,593 2,857,755
MongoDB, Inc., Class A *(a)(b) 19,748 4,146,883
Monster Beverage Corp. * 36,068 2,259,300
Mosaic Co. (The) (a) 1,760 64,205
MSCI, Inc., Class A 6,770 3,904,530
Natera, Inc. *(a)(b) 12,471 2,106,851
NetApp, Inc. 4,370 465,624
Netflix, Inc. * 2,110 2,825,564
Neurocrine Biosciences, Inc. * 9,456 1,188,525
New York Times Co. (The), Class A 15,260 854,255
Newmont Corp. (a)(b) 3,232 188,296
News Corp., Class A 30,415 903,934
Nexstar Media Group, Inc., Class
A (a)(b) 2,201 380,663
Northern Trust Corp. 2,322 294,406
Northrop Grumman Corp. 4,224 2,111,916
Novartis AG (Registered) (2) 36,633 4,446,408
Nutanix, Inc., Class A *(a)(b) 22,593 1,727,009
NVIDIA Corp. (a) 173,758 27,452,025
Okta, Inc., Class A *(a)(b) 7,080 707,788
Old Republic International Corp. 27,028 1,038,956
Oracle Corp. 5,748 1,256,685
Oshkosh Corp. 3,580 406,473
Ovintiv, Inc. 20,119 765,528
Owens Corning 3,628 498,923
PACCAR, Inc. 905 86,029
Palantir Technologies, Inc., Class
A * 25,030 3,412,090
Palo Alto Networks, Inc. *(a)(b) 12,234 2,503,566
PayPal Holdings, Inc. *(a)(b) 32,081 2,384,260
Pegasystems, Inc. 10,722 580,382
Penumbra, Inc. *(a)(b) 1,187 304,620
PepsiCo, Inc. (a)(b) 4,529 598,009
Pfizer, Inc. (a) 25,675 622,362
PG&E Corp. (a) 171,954 2,397,039
Philip Morris International, Inc. 27,634 5,032,980
Pilgrim's Pride Corp. (a)(b) 10,987 494,195
Pinterest, Inc., Class A * 54,508 1,954,657
Playtika Holding Corp. 36,938 174,717
PNC Financial Services Group,
Inc. (The) 25,567 4,766,200
Popular, Inc. 1,585 174,683
Progressive Corp. (The) (a) 3,891 1,038,352
Prologis, Inc., REIT (a)(b) 514 54,032
Prosperity Bancshares, Inc. 1,478 103,815
Public Storage, REIT (a) 1,648 483,556
QUALCOMM, Inc. (a)(b) 10,086 1,606,296
Qualys, Inc. * 2,334 333,459
Ralph Lauren Corp., Class A 8,015 2,198,354
Range Resources Corp. (a)(b) 2,113 85,936
INVESTMENTS SHARES VALUE ($)
United States - 40.2% (continued)
Reddit, Inc., Class A * 9,361 1,409,486
Reinsurance Group of America,
Inc. 6,518 1,292,910
ResMed, Inc. (a)(b) 753 194,274
Robert Half, Inc. 27,316 1,121,322
Robinhood Markets, Inc., Class A
*(a)(b) 16,360 1,531,787
ROBLOX Corp., Class A * 64,159 6,749,526
Roche Holding AG (2) 6,969 2,274,820
Royal Gold, Inc. (a) 9,306 1,654,979
RTX Corp. (a)(b) 379 55,342
Salesforce, Inc. 13,556 3,696,586
Sandisk Corp. * 14,704 666,826
Schneider Electric SE (2)(a) 284 76,250
Science Applications International
Corp. 4,085 460,012
Seagate Technology Holdings plc
(a)(b) 4,817 695,238
Selective Insurance Group, Inc. 16,590 1,437,524
SentinelOne, Inc., Class A *(a)(b) 3,836 70,122
ServiceNow, Inc. *(a)(b) 2,953 3,035,920
Shell plc (2)(a) 103,225 3,601,474
Signify NV (2)(c) 2,171 58,948
Silicon Laboratories, Inc. *(a)(b) 2,117 311,961
Skechers USA, Inc., Class A * 4,425 279,218
SLM Corp. (a)(b) 10,223 335,212
Snap, Inc., Class A *(a)(b) 147,195 1,279,125
Snowflake, Inc., Class A *(a)(b) 32,810 7,341,893
Sprouts Farmers Market, Inc. *(a)
(b) 6,678 1,099,466
SS&C Technologies Holdings, Inc. 1,732 143,410
State Street Corp. 2,835 301,474
Stifel Financial Corp. 534 55,419
Swiss Re AG (2) 7,803 1,349,818
Synchrony Financial (a)(b) 9,665 645,042
Take-Two Interactive Software,
Inc. * 5,211 1,265,491
Tapestry, Inc. 15,223 1,336,732
Tenet Healthcare Corp. * 9,740 1,714,240
Teradata Corp. * 45,790 1,021,575
Tesla, Inc. *(a)(b) 14,535 4,617,188
Texas Capital Bancshares, Inc. * 3,285 260,829
Texas Roadhouse, Inc., Class A
(a)(b) 7,114 1,333,235
TJX Cos., Inc. (The) (a) 13,476 1,664,151
T-Mobile US, Inc. 1,908 454,600
Toll Brothers, Inc. 24,107 2,751,332
Toro Co. (The) 3,253 229,922
Trade Desk, Inc. (The), Class A
*(a)(b) 2,837 204,236
Trane Technologies plc (a) 4,786 2,093,444
Travelers Cos., Inc. (The) 6,628 1,773,255
Trimble, Inc. * 8,270 628,355
Truist Financial Corp. 5,366 230,684
Twilio, Inc., Class A *(a)(b) 4,375 544,075
Tyson Foods, Inc., Class A 20,469 1,145,036
Uber Technologies, Inc. *(a)(b) 16,138 1,505,675
United Airlines Holdings, Inc. *(a)
(b) 15,795 1,257,756

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 40.2% (continued)
United Parcel Service, Inc., Class
B (a) 3,939 397,603
United Therapeutics Corp. * 1,075 308,901
Unum Group 7,822 631,705
US Bancorp 9,279 419,875
US Foods Holding Corp. *(a)(b) 11,234 865,130
Valero Energy Corp. (a)(b) 5,012 673,713
Valley National Bancorp 63,277 565,064
Veeva Systems, Inc., Class A * 15,929 4,587,233
VeriSign, Inc. 18,019 5,203,887
Verizon Communications, Inc. (a) 1,724 74,597
Vertiv Holdings Co., Class A (a)(b) 19,924 2,558,441
Visa, Inc., Class A (a)(b) 810 287,591
Walmart, Inc. 15,838 1,548,640
Walt Disney Co. (The) 5,034 624,266
Weatherford International plc (a)(b) 5,625 282,994
Wells Fargo & Co. (a) 4,922 394,351
Wendy's Co. (The) 88,437 1,009,951
WESCO International, Inc. 673 124,640
Westinghouse Air Brake
Technologies Corp. 1,676 350,871
Willis Towers Watson plc 874 267,881
Wingstop, Inc. 6,284 2,116,074
Woodward, Inc. 683 167,396
Workday, Inc., Class A * 5,716 1,371,840
Xcel Energy, Inc. (a) 789 53,731
Zebra Technologies Corp., Class
A * 1,828 563,682
Zoom Communications, Inc., Class
A * 21,242 1,656,451
Zscaler, Inc. *(a)(b) 4,956 1,555,887
516,262,016
TOTAL COMMON STOCKS
(Cost $557,858,910) 715,769,621
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)(a)
(Cost $334,934) 3,796 401,288
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 11 .2%
French Republic
0.10%, 3/1/2029 (2)(d)(e) EUR 20,175,982 23,221,955
0.10%, 7/25/2031 (2)(d)(e) 10,744,360 12,084,456
0.10%, 3/1/2032 (2)(d)(e) 7,604,388 8,395,070
0.60%, 7/25/2034 (2)(d)(e) 6,767,279 7,556,918
0.10%, 3/1/2036 (2)(d)(e) 10,109,968 10,361,660
0.10%, 7/25/2036 (2)(d)(e) 12,706,911 13,046,740
United Kingdom Gilt Inflation-Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 7,397,352 9,717,862
1.25%, 11/22/2032 (2)(d)(e) 12,595,844 17,478,201
0.75%, 11/22/2033 (2)(d)(e) 9,076,116 11,972,705
0.75%, 3/22/2034 (2)(d)(e) 11,776,988 15,401,738
1.13%, 9/22/2035 (2)(d)(e) 2,572,400 3,416,424
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 11.2% (continued)
0.13%, 11/22/2036 (2)(d)(e) GBP 9,899,584 11,564,632
Cost: $136,827,870 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $136,827,870) 144,218,361
U.S. TREASURY OBLIGATIONS - 23 .0%
U.S. Treasury Inflation-Linked Notes
2.38%, 10/15/2028 (2)(d) $ 19,480,524 20,206,707
2.13%, 4/15/2029 (2)(d) 20,120,516 20,661,372
1.63%, 10/15/2029 (2)(d) 21,001,906 21,259,663
1.63%, 4/15/2030 (2)(d) 11,891,450 11,976,883
0.13%, 7/15/2030 (2)(d) 23,522,372 22,095,486
0.13%, 1/15/2031 (2)(d) 23,291,037 21,578,810
0.13%, 7/15/2031 (2)(d) 24,536,450 22,578,114
0.13%, 1/15/2032 (2)(d) 26,038,350 23,598,821
0.63%, 7/15/2032 (2)(d) 23,406,920 21,832,216
1.13%, 1/15/2033 (2)(d) 23,477,292 22,433,386
1.38%, 7/15/2033 (2)(d) 21,758,956 21,129,744
1.75%, 1/15/2034 (2)(d) 23,376,864 23,172,204
1.88%, 7/15/2034 (2)(d) 24,434,165 24,452,900
2.13%, 1/15/2035 (2)(d) 17,687,100 17,975,648
Cost: $291,510,121 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $291,510,121) 294,951,954
SHARES
SHORT-TERM INVESTMENTS - 19.1%
INVESTMENT COMPANIES - 16 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(f)(g) 30,918,817 30,918,817
Limited Purpose Cash Investment
Fund, 4.33% (f) 180,010,985 179,956,981
TOTAL INVESTMENT COMPANIES
(Cost $210,849,416) 210,875,798
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 2 .7%
U.S. Treasury Bills
4.22%, 7/3/2025 (2)(h) $ 400,000 399,907
4.27%, 7/17/2025 (2)(h) 20,000 19,963
4.25%, 7/24/2025 (2)(h) 3,010,000 3,001,990
4.19%, 9/18/2025 (2)(h) 753,000 746,029
4.15%, 10/30/2025 (2)(h) 4,691,000 4,625,043
4.19%, 11/13/2025 (2)(h)(i) 26,986,000 26,567,739
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,365,578) 35,360,671
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $246,214,994) 246,236,469
TOTAL LONG POSITIONS
(Cost $1,232,746,829) 1,401,577,693

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (13.0)%
COMMON STOCKS - (13.0)%
Australia - ( 0 .8 ) %
Ampol Ltd. (2) (30,923) (524,082)
Cochlear Ltd. (2) (1,186) (234,562)
Domino's Pizza Enterprises Ltd. (2) (45,809) (581,285)
IDP Education Ltd. (2) (543,465) (1,315,888)
Liontown Resources Ltd. (2) (263,788) (121,860)
Lynas Rare Earths Ltd. (2) (9,064) (51,667)
Mineral Resources Ltd. (2) (13,822) (196,377)
NEXTDC Ltd. (2) (156,530) (1,494,136)
Pilbara Minerals Ltd. (2) (726,735) (640,192)
Ramsay Health Care Ltd. (2) (4,460) (107,746)
Telix Pharmaceuticals Ltd. (2) (69,966) (1,123,833)
Treasury Wine Estates Ltd. (2) (11,913) (61,294)
Woodside Energy Group Ltd. (2) (235,393) (3,636,095)
(10,089,017)
Canada - ( 0 .1 ) %
Air Canada (35,635) (551,371)
Algonquin Power & Utilities Corp. (86,849) (496,827)
Brookfield Asset Management Ltd.,
Class A (4,676) (258,807)
Restaurant Brands International,
Inc. (3,857) (255,849)
(1,562,854)
Chile - ( 0 .2 ) %
Lundin Mining Corp. (240,170) (2,525,599)
Denmark - ( 0 .0 ) % †
Coloplast A/S, Class B (2) (1,807) (172,032)
Zealand Pharma A/S (2) (4,715) (264,427)
(436,459)
France - ( 0 .1 ) %
Alstom SA (2) (14,195) (331,325)
Edenred SE (2) (12,251) (380,522)
Sartorius Stedim Biotech (2) (2,249) (538,101)
(1,249,948)
Germany - ( 0 .1 ) %
Infineon Technologies AG (2) (15,945) (680,406)
KION Group AG (2) (9,897) (552,824)
(1,233,230)
Japan - ( 1 .5 ) %
Advantest Corp. (2) (6,600) (489,265)
Allegro MicroSystems, Inc. (2,159) (73,816)
Chugai Pharmaceutical Co. Ltd. (2) (19,800) (1,033,913)
Dentsu Group, Inc. (2) (6,400) (141,811)
Disco Corp. (2) (2,700) (799,857)
Ebara Corp. (2) (23,700) (454,511)
Eisai Co. Ltd. (2) (3,700) (106,266)
Idemitsu Kosan Co. Ltd. (2) (118,000) (715,597)
Kubota Corp. (2) (37,700) (425,139)
Lasertec Corp. (2) (5,400) (723,928)
M3, Inc. (2) (76,800) (1,054,979)
Mitsubishi Motors Corp. (2) (42,700) (120,733)
Nintendo Co. Ltd. (2) (15,000) (1,440,448)
Nippon Sanso Holdings Corp. (2) (10,500) (397,336)
INVESTMENTS SHARES VALUE ($)
Japan - (1.5)% (continued)
Nissan Motor Co. Ltd. (2) (676,200) (1,636,120)
Nitori Holdings Co. Ltd. (2) (1,400) (134,750)
Nomura Research Institute Ltd. (2) (24,400) (975,937)
Oriental Land Co. Ltd. (2) (64,600) (1,487,853)
Rohm Co. Ltd. (2) (15,700) (199,871)
SCREEN Holdings Co. Ltd. (2) (2,900) (235,803)
Toyota Industries Corp. (2) (49,000) (5,530,273)
Yamaha Motor Co. Ltd. (2) (46,000) (344,221)
Yaskawa Electric Corp. (2) (31,600) (714,577)
(19,237,004)
Netherlands - ( 0 .1 ) %
OCI NV (2) (6,936) (62,725)
Universal Music Group NV (2) (36,270) (1,176,619)
(1,239,344)
Poland - ( 0 .0 ) % †
InPost SA (2) (37,939) (631,370)
Spain - ( 0 .0 ) % †
Cellnex Telecom SA (2)(c) (5,101) (198,624)
Sweden - ( 0 .0 ) % †
Epiroc AB, Class A (2) (3,453) (75,137)
Switzerland - ( 0 .4 ) %
Bachem Holding AG, Class B (2) (744) (54,573)
Barry Callebaut AG (Registered)
(2) (4,089) (4,469,560)
SIG Group AG (2) (13,776) (254,815)
Swatch Group AG (The) (2) (1,540) (251,422)
Temenos AG (Registered) (2) (2,002) (143,814)
Ypsomed Holding AG (Registered)
(2) (388) (207,136)
(5,381,320)
United Kingdom - ( 0 .1 ) %
Harbour Energy plc (2) (84,219) (225,767)
JD Sports Fashion plc (2) (415,218) (506,348)
Wise plc, Class A (2) (18,672) (266,737)
(998,852)
United States - ( 9 .6 ) %
10X Genomics, Inc., Class A (4,979) (57,657)
AAON, Inc. (27,474) (2,026,208)
Advance Auto Parts, Inc. (14,870) (691,306)
Advanced Drainage Systems, Inc. (5,148) (591,299)
Affirm Holdings, Inc., Class A (900) (62,226)
Air Products and Chemicals, Inc. (4,221) (1,190,575)
Albemarle Corp. (3,651) (228,808)
Amentum Holdings, Inc. (10,883) (256,948)
American Airlines Group, Inc. (61,077) (685,284)
AppLovin Corp., Class A (5,347) (1,871,878)
Avantor, Inc. (10,033) (135,044)
Avient Corp. (3,523) (113,828)
Avis Budget Group, Inc. (1,168) (197,450)
Azenta, Inc. (9,247) (284,623)
BILL Holdings, Inc. (9,351) (432,577)
Bio-Techne Corp. (1,839) (94,617)
Block, Inc., Class A (6,018) (408,803)
BRP, Inc. (15,429) (748,931)
Brunswick Corp. (3,821) (211,072)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
BXP, Inc., REIT (34,364) (2,318,539)
Caesars Entertainment, Inc. (8,356) (237,227)
Cava Group, Inc. (1,074) (90,463)
Celanese Corp., Class A (27,826) (1,539,613)
Celsius Holdings, Inc. (10,220) (474,106)
CenterPoint Energy, Inc. (20,099) (738,437)
Certara, Inc. (75,637) (884,953)
Charles River Laboratories
International, Inc. (457) (69,341)
Chart Industries, Inc. (2,337) (384,787)
Chemours Co. (The) (127,984) (1,465,417)
Choice Hotels International, Inc. (970) (123,074)
Churchill Downs, Inc. (4,878) (492,678)
Civitas Resources, Inc. (11,930) (328,314)
Clarivate plc (215,807) (927,970)
Clearway Energy, Inc., Class C (24,291) (777,312)
Cleveland-Cliffs, Inc. (13,207) (100,373)
Coinbase Global, Inc., Class A (2,571) (901,110)
Comerica, Inc. (34,226) (2,041,581)
Constellation Energy Corp. (2,035) (656,817)
Coty, Inc., Class A (15,987) (74,340)
Crane NXT Co. (28,341) (1,527,580)
Diamondback Energy, Inc. (916) (125,858)
DXC Technology Co. (26,571) (406,271)
Eastman Chemical Co. (2,081) (155,367)
EchoStar Corp., Class A (83,348) (2,308,740)
Elanco Animal Health, Inc. (50,116) (715,656)
elf Beauty, Inc. (761) (94,699)
Entegris, Inc. (13,441) (1,084,017)
Erie Indemnity Co., Class A (2,342) (812,182)
First Citizens BancShares, Inc.,
Class A (1,373) (2,686,233)
First Solar, Inc. (22,617) (3,744,017)
Five Below, Inc. (8,794) (1,153,597)
Five9, Inc. (28,851) (763,974)
Flagstar Financial, Inc. (153,700) (1,629,220)
Floor & Decor Holdings, Inc., Class
A (6,849) (520,250)
GCI Liberty, Inc. Escrow, Class
A (3) (114) –
Globant SA (27,643) (2,511,090)
Grocery Outlet Holding Corp. (65,543) (814,044)
GXO Logistics, Inc. (1,500) (73,050)
Hamilton Lane, Inc., Class A (4,110) (584,113)
Harley-Davidson, Inc. (4,620) (109,032)
Hershey Co. (The) (5,250) (871,238)
Highwoods Properties, Inc., REIT (2,234) (69,455)
Hilton Grand Vacations, Inc. (16,933) (703,227)
Hims & Hers Health, Inc. (15,066) (751,040)
Hyatt Hotels Corp., Class A (10,793) (1,507,242)
Ingersoll Rand, Inc. (1,880) (156,378)
International Paper Co. (1,153) (53,995)
Ionis Pharmaceuticals, Inc. (38,733) (1,530,341)
Iridium Communications, Inc. (22,692) (684,618)
James Hardie Industries plc,
CHESS (2) (51,609) (1,385,873)
Kenvue, Inc. (20,792) (435,177)
Kilroy Realty Corp., REIT (4,268) (146,435)
Kinsale Capital Group, Inc. (753) (364,377)
Kohl's Corp. (26,487) (224,610)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
Lamb Weston Holdings, Inc. (999) (51,798)
Lantheus Holdings, Inc. (16,593) (1,358,303)
Lattice Semiconductor Corp. (39,473) (1,933,782)
Leggett & Platt, Inc. (78,417) (699,480)
Liberty Broadband Corp., Class C (295) (29,022)
Lucid Group, Inc. (643,003) (1,356,736)
Lumentum Holdings, Inc. (8,412) (799,645)
Macy's, Inc. (5,869) (68,433)
Masimo Corp. (6,089) (1,024,292)
Medical Properties Trust, Inc.,
REIT (207,352) (893,687)
MicroStrategy, Inc., Class A (1,860) (751,868)
Moderna, Inc. (17,924) (494,523)
MP Materials Corp. (48,566) (1,615,791)
National Storage Affiliates Trust,
REIT (14,010) (448,180)
nCino, Inc. (79,196) (2,215,112)
Neogen Corp. (243,908) (1,165,880)
New Fortress Energy, Inc. (286,322) (950,589)
NIKE, Inc., Class B (38,904) (2,763,740)
Novanta, Inc. (898) (115,779)
Ormat Technologies, Inc. (20,051) (1,679,472)
Park Hotels & Resorts, Inc., REIT (15,350) (157,031)
Paycom Software, Inc. (4,092) (946,889)
Penn Entertainment, Inc. (121,058) (2,163,306)
Perrigo Co. plc (20,446) (546,317)
Plug Power, Inc. (75,821) (112,973)
Pool Corp. (2,694) (785,247)
PVH Corp. (2,902) (199,077)
QuantumScape Corp. (406,367) (2,730,786)
Repligen Corp. (8,295) (1,031,732)
Revvity, Inc. (13,610) (1,316,359)
RH (5,546) (1,048,249)
Rivian Automotive, Inc., Class A (66,239) (910,124)
Roivant Sciences Ltd. (118,837) (1,339,293)
Saia, Inc. (1,193) (326,870)
Sensata Technologies Holding plc (6,295) (189,542)
Shift4 Payments, Inc., Class A (54,623) (5,413,685)
Simpson Manufacturing Co., Inc. (338) (52,495)
Skyworks Solutions, Inc. (6,741) (502,339)
Somnigroup International, Inc. (15,352) (1,044,704)
Southwest Airlines Co. (12,841) (416,562)
Starbucks Corp. (38,000) (3,481,939)
Sun Communities, Inc., REIT (2,563) (324,194)
Super Micro Computer, Inc. (29,764) (1,458,734)
Thor Industries, Inc. (47,487) (4,217,319)
TopBuild Corp. (1,093) (353,848)
TPG, Inc. (8,579) (449,969)
Trex Co., Inc. (19,179) (1,042,954)
TripAdvisor, Inc. (8,825) (115,166)
Ubiquiti, Inc. (168) (69,157)
Ultragenyx Pharmaceutical, Inc. (1,446) (52,577)
Under Armour, Inc., Class A (200,250) (1,367,708)
Unity Software, Inc. (39,394) (953,335)
Universal Display Corp. (1,296) (200,180)
Vail Resorts, Inc. (9,352) (1,469,480)
Valaris Ltd. (4,860) (204,655)
Valvoline, Inc. (1,436) (54,381)
Viking Therapeutics, Inc. (97,111) (2,573,442)
Vornado Realty Trust, REIT (38,601) (1,476,102)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
Warner Bros Discovery, Inc. (23,490) (269,195)
West Pharmaceutical Services,
Inc. (867) (189,700)
WillScot Holdings Corp. (60,714) (1,663,564)
Wolfspeed, Inc. (85,530) (34,109)
Wynn Resorts Ltd. (15,981) (1,496,940)
XPO, Inc. (8,847) (1,117,288)
(121,904,210)
TOTAL COMMON STOCKS
(Proceeds $(180,616,848))                                                     (166,762,968)
PREFERRED STOCKS - (0.0)% †
Germany - ( 0 .0 ) % †
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (418,126)
Sartorius AG (Preference) (2) (652) (166,063)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171))                                                     (584,189)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(181,660,019)) (167,347,157)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.0%
(Cost $1,051,086,810) 1,234,230,536
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.0% ‡ 52,065,275
NET ASSETS - 100.0% 1,286,295,811
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 36,702,985 2 .9%
Consumer Discretionary 71,081,440 5 .5
Consumer Staples 14,946,791 1 .2
Energy 18,459,376 1 .4
Financials 121,380,694 9 .4
Foreign Government Securities 144,218,361 11 .2
Health Care 55,566,326 4 .3
Industrials 63,862,888 5 .0
Information Technology 164,325,073 12 .8
Materials 6,361,893 0 .5
Real Estate (5,247,511) ( 0 .4 )
Utilities 1,383,797 0 .1
Investment Companies 210,875,798 16 .4
U.S. Treasury Obligations 330,312,625 25 .7
Total Investments In Securities
At Value 1,234,230,536 96 .0
Other Assets in Excess of
Liabilities ‡ 52,065,275 4 .0
Net Assets
$ 1,286,295,811 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $182,852,865, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $103,073,445.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $4,671,614 of investment in securities and
$(616,750) of securities sold short, which represents 0.36% and (0.05)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $144,218,361 of investment in securities, which represents 11.21% of net assets of the Fund.
(f) Represents 7-day effective yield as of June 30, 2025.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 07/18/2025 EUR (1,280,244) $ 11,122
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 09/19/2025 CHF (14,281,200) 201,222
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly BANA 09/17/2025 HKD 216,915,271 278,674
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.20%)
Monthly BANA 09/17/2025 CHF (21,823,157) 831,379
Net unrealized appreciation $ 1,322,397
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 122 7/2025 USD $ 8,142,280 $ (775,356)
Hang Seng Index 2 7/2025 HKD 306,804 (4,323)
IBEX 35 Index 218 7/2025 EUR 35,747,654 154,374
LME Aluminum Base Metal 4 7/2025 USD 259,680 22,162
LME Aluminum Base Metal 5 7/2025 USD 324,634 15,135
LME Aluminum Base Metal 3 7/2025 USD 194,743 7,009
LME Aluminum Base Metal 3 7/2025 USD 194,835 17,099
LME Aluminum Base Metal 10 7/2025 USD 648,665 38,966
LME Aluminum Base Metal 6 7/2025 USD 389,135 22,286
LME Aluminum Base Metal 6 7/2025 USD 389,648 34,580
LME Aluminum Base Metal 16 7/2025 USD 1,037,808 53,762
LME Aluminum Base Metal 20 7/2025 USD 1,298,900 103,093
LME Aluminum Base Metal 21 7/2025 USD 1,363,703 114,140
LME Aluminum Base Metal 23 7/2025 USD 1,493,620 124,385
LME Aluminum Base Metal 25 7/2025 USD 1,621,619 104,402
LME Aluminum Base Metal 28 7/2025 USD 1,818,460 134,379
LME Aluminum Base Metal 37 7/2025 USD 2,402,595 256,397
LME Copper Base Metal 2 7/2025 USD 495,862 24,196

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 7/2025 USD $ 744,036 $ 44,126
LME Copper Base Metal 4 7/2025 USD 997,523 102,506
LME Copper Base Metal 1 7/2025 USD 247,831 13,529
LME Copper Base Metal 1 7/2025 USD 248,956 19,661
LME Copper Base Metal 1 7/2025 USD 248,631 20,626
LME Copper Base Metal 1 7/2025 USD 248,256 19,339
LME Copper Base Metal 1 7/2025 USD 247,831 12,739
LME Copper Base Metal 6 7/2025 USD 1,500,072 181,451
LME Copper Base Metal 9 7/2025 USD 2,253,483 289,318
LME Copper Base Metal 10 7/2025 USD 2,497,120 336,794
LME Copper Base Metal 11 7/2025 USD 2,726,138 182,164
LME Copper Base Metal 7 7/2025 USD 1,734,815 82,276
LME Copper Base Metal 7 7/2025 USD 1,744,790 147,639
LME Copper Base Metal 7 7/2025 USD 1,744,090 129,184
LME Lead Base Metal 1 7/2025 USD 50,680 2,396
LME Lead Base Metal 1 7/2025 USD 50,698 3,130
LME Lead Base Metal 5 7/2025 USD 252,179 5,086
LME Lead Base Metal 7 7/2025 USD 354,874 10,232
LME Lead Base Metal 2 7/2025 USD 101,396 4,886
LME Lead Base Metal 2 7/2025 USD 101,172 6,671
LME Lead Base Metal 2 7/2025 USD 101,209 5,627
LME Lead Base Metal 2 7/2025 USD 101,134 8,533
LME Lead Base Metal 4 7/2025 USD 202,792 9,731
LME Lead Base Metal 4 7/2025 USD 202,692 5,553
LME Lead Base Metal 4 7/2025 USD 201,818 6,249
LME Lead Base Metal 9 7/2025 USD 456,248 14,602
LME Lead Base Metal 9 7/2025 USD 454,934 31,765
LME Nickel Base Metal 1 7/2025 USD 90,118 (6,395)
LME Nickel Base Metal 4 7/2025 USD 361,778 (16,295)
LME Nickel Base Metal 6 7/2025 USD 542,067 (19,120)
LME Nickel Base Metal 2 7/2025 USD 180,661 (3,523)
LME Nickel Base Metal 2 7/2025 USD 180,448 6,719
LME Nickel Base Metal 2 7/2025 USD 180,271 (10,247)
LME Nickel Base Metal 2 7/2025 USD 180,867 (8,150)
LME Nickel Base Metal 3 7/2025 USD 270,619 11,973
LME Nickel Base Metal 3 7/2025 USD 271,487 (10,224)
LME Nickel Base Metal 3 7/2025 USD 271,365 (10,864)
LME Nickel Base Metal 3 7/2025 USD 270,832 (2,513)
LME Nickel Base Metal 5 7/2025 USD 451,847 (18,087)
LME Nickel Base Metal 5 7/2025 USD 451,794 (16,425)
LME Nickel Base Metal 5 7/2025 USD 452,115 (18,399)
LME Nickel Base Metal 9 7/2025 USD 814,703 (23,190)
LME Nickel Base Metal 9 7/2025 USD 814,582 (26,633)
LME Zinc Base Metal 1 7/2025 USD 68,617 3,803
LME Zinc Base Metal 1 7/2025 USD 68,631 4,767
LME Zinc Base Metal 1 7/2025 USD 68,702 2,421
LME Zinc Base Metal 4 7/2025 USD 274,411 12,263
LME Zinc Base Metal 11 7/2025 USD 754,245 20,179
LME Zinc Base Metal 7 7/2025 USD 480,209 11,754
LME Zinc Base Metal 7 7/2025 USD 480,511 25,068
LME Zinc Base Metal 7 7/2025 USD 479,932 17,911
LME Zinc Base Metal 7 7/2025 USD 481,115 30,294
LME Zinc Base Metal 7 7/2025 USD 480,361 18,359
LME Zinc Base Metal 8 7/2025 USD 548,254 (10,118)
LME Zinc Base Metal 8 7/2025 USD 548,590 21,229
LME Zinc Base Metal 8 7/2025 USD 549,674 36,896
LME Zinc Base Metal 8 7/2025 USD 548,638 16,383

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 8 7/2025 USD $ 549,732 $ 19,308
Natural Gas 24 7/2025 USD 829,440 (68,413)
OMXS30 Index 436 7/2025 SEK 11,488,844 85,623
WTI Crude Oil 308 7/2025 USD 20,053,880 (789,200)
100 oz Gold 129 8/2025 USD 42,669,330 (418,112)
Brent Crude Oil 340 8/2025 USD 22,392,400 (1,863,367)
Feeder Cattle 2 8/2025 USD 310,675 8,679
Lean Hogs 65 8/2025 USD 2,795,000 (69,138)
Live Cattle 100 8/2025 USD 8,555,000 162,525
LME Aluminum Base Metal 1 8/2025 USD 64,970 3,833
LME Aluminum Base Metal 1 8/2025 USD 64,939 3,422
LME Aluminum Base Metal 3 8/2025 USD 194,666 11,477
LME Aluminum Base Metal 6 8/2025 USD 389,688 10,486
LME Aluminum Base Metal 7 8/2025 USD 454,762 25,674
LME Aluminum Base Metal 11 8/2025 USD 713,633 32,272
LME Aluminum Base Metal 12 8/2025 USD 778,419 52,690
LME Aluminum Base Metal 22 8/2025 USD 1,428,939 67,331
LME Aluminum Base Metal 24 8/2025 USD 1,557,984 112,624
LME Copper Base Metal 3 8/2025 USD 743,053 29,814
LME Copper Base Metal 1 8/2025 USD 247,706 12,993
LME Copper Base Metal 1 8/2025 USD 247,747 7,112
LME Copper Base Metal 1 8/2025 USD 247,831 18,273
LME Copper Base Metal 1 8/2025 USD 247,310 9,257
LME Copper Base Metal 2 8/2025 USD 495,498 18,398
LME Copper Base Metal 2 8/2025 USD 495,319 20,089
LME Copper Base Metal 4 8/2025 USD 988,701 33,185
LME Copper Base Metal 6 8/2025 USD 1,483,257 53,710
LME Copper Base Metal 8 8/2025 USD 1,981,876 80,684
LME Copper Base Metal 8 8/2025 USD 1,977,340 53,938
LME Lead Base Metal 1 8/2025 USD 50,921 1,618
LME Lead Base Metal 1 8/2025 USD 50,921 2,078
LME Lead Base Metal 5 8/2025 USD 254,605 7,092
LME Lead Base Metal 3 8/2025 USD 152,763 4,149
LME Lead Base Metal 3 8/2025 USD 152,692 3,103
LME Lead Base Metal 2 8/2025 USD 101,836 2,434
LME Lead Base Metal 2 8/2025 USD 101,686 4,635
LME Lead Base Metal 2 8/2025 USD 101,771 4,801
LME Lead Base Metal 10 8/2025 USD 507,368 17,742
LME Lead Base Metal 14 8/2025 USD 712,687 15,175
LME Lead Base Metal 8 8/2025 USD 407,226 8,597
LME Lead Base Metal 8 8/2025 USD 407,368 12,897
LME Nickel Base Metal 1 8/2025 USD 90,944 (1,141)
LME Nickel Base Metal 1 8/2025 USD 90,698 (3,522)
LME Nickel Base Metal 2 8/2025 USD 181,261 (5,743)
LME Nickel Base Metal 4 8/2025 USD 363,360 (8,682)
LME Nickel Base Metal 8 8/2025 USD 725,930 (26,748)
LME Nickel Base Metal 12 8/2025 USD 1,087,729 (37,731)
LME Zinc Base Metal 1 8/2025 USD 68,563 3,210
LME Zinc Base Metal 5 8/2025 USD 343,461 4,926
LME Zinc Base Metal 10 8/2025 USD 687,172 9,504
LME Zinc Base Metal 4 8/2025 USD 274,869 (1,370)
LME Zinc Base Metal 4 8/2025 USD 274,869 6,031
LME Zinc Base Metal 4 8/2025 USD 274,403 11,591
LME Zinc Base Metal 4 8/2025 USD 274,536 13,809
LME Zinc Base Metal 6 8/2025 USD 412,191 7,185
LME Zinc Base Metal 6 8/2025 USD 412,303 7,367
LME Zinc Base Metal 6 8/2025 USD 411,705 17,787

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 11 8/2025 USD $ 755,626 $ 14,651
LME Zinc Base Metal 11 8/2025 USD 755,684 22,087
Low Sulphur Gasoil 60 8/2025 USD 3,966,000 (211,056)
Natural Gas 74 8/2025 USD 2,582,600 (82,364)
NY Harbor ULSD 74 8/2025 USD 6,998,594 (192,127)
RBOB Gasoline 83 8/2025 USD 7,119,109 (94,307)
WTI Crude Oil 298 8/2025 USD 19,027,300 (30,809)
Australia 10 Year Bond 1,747 9/2025 AUD 131,889,094 1,038,802
Australia 3 Year Bond 390 9/2025 AUD 27,662,424 100,805
Canada 10 Year Bond 936 9/2025 CAD 83,918,664 451,794
Cocoa 24 9/2025 USD 2,160,000 (72,721)
Coffee 'C' 73 9/2025 USD 8,215,237 (1,977,468)
Corn 25 9/2025 USD 511,562 2,885
DAX Index 1 9/2025 EUR 708,213 2,205
Euro STOXX 50 Index 916 9/2025 EUR 57,478,447 242,490
Euro-Bobl 610 9/2025 EUR 84,573,276 (274,564)
Euro-BTP 335 9/2025 EUR 47,756,096 149,110
Euro-Bund 1,643 9/2025 EUR 252,043,476 (1,356,195)
Euro-Buxl 134 9/2025 EUR 18,748,865 (248,372)
Euro-OAT 434 9/2025 EUR 63,320,985 (409,819)
Euro-Schatz 162 9/2025 EUR 20,465,338 (28,446)
Feeder Cattle 12 9/2025 USD 1,863,750 32,723
FTSE 100 Index 81 9/2025 GBP 9,772,575 (84,661)
FTSE/MIB Index 25 9/2025 EUR 5,867,958 66,344
Japan 10 Year Bond 18 9/2025 JPY 17,383,146 (7,689)
KC HRW Wheat 98 9/2025 USD 2,581,075 (88,549)
LME Aluminum Base Metal 1 9/2025 USD 64,947 3,682
LME Aluminum Base Metal 5 9/2025 USD 324,883 16,035
LME Aluminum Base Metal 6 9/2025 USD 389,634 21,819
LME Aluminum Base Metal 10 9/2025 USD 649,423 7,778
LME Aluminum Base Metal 12 9/2025 USD 779,757 34,730
LME Aluminum Base Metal 17 9/2025 USD 1,104,707 35,398
LME Aluminum Base Metal 18 9/2025 USD 1,167,525 7,376
LME Aluminum Base Metal 21 9/2025 USD 1,364,071 60,402
LME Aluminum Base Metal 32 9/2025 USD 2,079,552 74,461
LME Aluminum Base Metal 11 9/2025 USD 714,466 14,483
LME Aluminum Base Metal 11 9/2025 USD 714,365 7,771
LME Aluminum Base Metal 11 9/2025 USD 714,365 5,354
LME Aluminum Base Metal 11 9/2025 USD 714,604 32,237
LME Aluminum Base Metal 320 9/2025 USD 20,800,480 1,033,677
LME Copper Base Metal 1 9/2025 USD 247,178 5,925
LME Copper Base Metal 1 9/2025 USD 246,792 4,289
LME Copper Base Metal 1 9/2025 USD 247,215 7,962
LME Copper Base Metal 3 9/2025 USD 740,156 2,398
LME Copper Base Metal 2 9/2025 USD 494,376 7,870
LME Copper Base Metal 2 9/2025 USD 494,396 8,640
LME Copper Base Metal 7 9/2025 USD 1,730,211 42,093
LME Copper Base Metal 8 9/2025 USD 1,974,184 47,525
LME Copper Base Metal 5 9/2025 USD 1,236,034 36,480
LME Copper Base Metal 5 9/2025 USD 1,236,113 30,449
LME Copper Base Metal 152 9/2025 USD 37,554,184 3,096,743
LME Lead Base Metal 2 9/2025 USD 102,234 2,003
LME Lead Base Metal 1 9/2025 USD 51,122 1,769
LME Lead Base Metal 1 9/2025 USD 51,032 1,404
LME Lead Base Metal 1 9/2025 USD 51,074 1,431
LME Lead Base Metal 1 9/2025 USD 51,116 533
LME Lead Base Metal 1 9/2025 USD 51,104 9

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 9/2025 USD $ 51,086 $ 1,343
LME Lead Base Metal 7 9/2025 USD 356,627 9,584
LME Lead Base Metal 84 9/2025 USD 4,295,277 158,387
LME Nickel Base Metal 1 9/2025 USD 90,994 (1,518)
LME Nickel Base Metal 1 9/2025 USD 91,070 (917)
LME Nickel Base Metal 1 9/2025 USD 91,055 (1,598)
LME Nickel Base Metal 3 9/2025 USD 273,694 133
LME Nickel Base Metal 2 9/2025 USD 182,200 567
LME Nickel Base Metal 2 9/2025 USD 182,433 2,014
LME Nickel Base Metal 4 9/2025 USD 363,937 (7,083)
LME Nickel Base Metal 5 9/2025 USD 455,073 (9,806)
LME Nickel Base Metal 54 9/2025 USD 4,923,449 (17,444)
LME Zinc Base Metal 1 9/2025 USD 68,744 141
LME Zinc Base Metal 1 9/2025 USD 68,754 2,027
LME Zinc Base Metal 2 9/2025 USD 137,542 4,662
LME Zinc Base Metal 5 9/2025 USD 343,920 18,530
LME Zinc Base Metal 9 9/2025 USD 618,979 24,053
LME Zinc Base Metal 6 9/2025 USD 412,462 7,670
LME Zinc Base Metal 6 9/2025 USD 412,620 13,902
LME Zinc Base Metal 64 9/2025 USD 4,404,288 212,749
Long Gilt 1,369 9/2025 GBP 174,949,596 2,154,302
Low Sulphur Gasoil 125 9/2025 USD 8,162,500 (492,378)
Russell 2000 E-Mini Index 19 9/2025 USD 2,082,115 20,951
S&P 500 E-Mini Index 186 9/2025 USD 58,159,875 2,004,223
S&P Midcap 400 E-Mini Index 1 9/2025 USD 312,550 6,571
Silver 61 9/2025 USD 11,032,460 (150,985)
Sugar No. 11 602 9/2025 USD 10,922,688 (507,867)
U.S. Treasury 10 Year Note 1,446 9/2025 USD 162,155,344 2,576,437
U.S. Treasury 2 Year Note 212 9/2025 USD 44,104,281 148,074
U.S. Treasury 5 Year Note 1,540 9/2025 USD 167,896,095 1,770,688
U.S. Treasury Long Bond 483 9/2025 USD 55,726,125 1,645,563
U.S. Treasury Ultra Bond 286 9/2025 USD 34,025,063 1,184,356
Wheat 137 9/2025 USD 3,687,012 (101,332)
Aluminum 5 10/2025 USD 322,312 2,511
Lean Hogs 19 10/2025 USD 702,240 (2,002)
Soybean 113 11/2025 USD 5,802,550 (73,883)
Cotton No. 2 52 12/2025 USD 1,771,380 1,957
Soybean Meal 288 12/2025 USD 8,331,840 (420,067)
Soybean Oil 127 12/2025 USD 4,019,550 367,883
Total of long contracts 12,158,169
Short Contracts
CAC 40 10 Euro Index (451) 7/2025 EUR (40,747,293) 113,656
LME Aluminum Base Metal (4) 7/2025 USD (259,680) (21,697)
LME Aluminum Base Metal (5) 7/2025 USD (324,634) (16,903)
LME Aluminum Base Metal (3) 7/2025 USD (194,743) (7,571)
LME Aluminum Base Metal (3) 7/2025 USD (194,835) (17,356)
LME Aluminum Base Metal (10) 7/2025 USD (648,665) (38,607)
LME Aluminum Base Metal (6) 7/2025 USD (389,134) (23,152)
LME Aluminum Base Metal (6) 7/2025 USD (389,648) (33,161)
LME Aluminum Base Metal (16) 7/2025 USD (1,037,808) (51,652)
LME Aluminum Base Metal (20) 7/2025 USD (1,298,900) (103,649)
LME Aluminum Base Metal (21) 7/2025 USD (1,363,703) (113,676)
LME Aluminum Base Metal (23) 7/2025 USD (1,493,620) (124,910)
LME Aluminum Base Metal (25) 7/2025 USD (1,621,619) (97,569)
LME Aluminum Base Metal (28) 7/2025 USD (1,818,460) (138,791)
LME Aluminum Base Metal (37) 7/2025 USD (2,402,595) (261,759)
LME Copper Base Metal (2) 7/2025 USD (495,862) (23,392)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 7/2025 USD $ (744,036) $ (45,404)
LME Copper Base Metal (4) 7/2025 USD (997,523) (101,498)
LME Copper Base Metal (1) 7/2025 USD (247,831) (13,433)
LME Copper Base Metal (1) 7/2025 USD (247,831) (11,858)
LME Copper Base Metal (1) 7/2025 USD (248,956) (19,583)
LME Copper Base Metal (1) 7/2025 USD (248,631) (20,546)
LME Copper Base Metal (1) 7/2025 USD (248,256) (19,608)
LME Copper Base Metal (6) 7/2025 USD (1,500,072) (183,419)
LME Copper Base Metal (9) 7/2025 USD (2,253,483) (282,337)
LME Copper Base Metal (10) 7/2025 USD (2,497,120) (343,696)
LME Copper Base Metal (11) 7/2025 USD (2,726,138) (194,187)
LME Copper Base Metal (7) 7/2025 USD (1,734,815) (78,634)
LME Copper Base Metal (7) 7/2025 USD (1,744,790) (149,023)
LME Copper Base Metal (7) 7/2025 USD (1,744,090) (126,066)
LME Lead Base Metal (1) 7/2025 USD (50,680) (2,338)
LME Lead Base Metal (1) 7/2025 USD (50,698) (3,076)
LME Lead Base Metal (5) 7/2025 USD (252,179) (4,823)
LME Lead Base Metal (7) 7/2025 USD (354,874) (10,417)
LME Lead Base Metal (2) 7/2025 USD (101,396) (4,682)
LME Lead Base Metal (2) 7/2025 USD (101,172) (6,777)
LME Lead Base Metal (2) 7/2025 USD (101,209) (5,964)
LME Lead Base Metal (2) 7/2025 USD (101,134) (8,739)
LME Lead Base Metal (4) 7/2025 USD (202,792) (9,894)
LME Lead Base Metal (4) 7/2025 USD (202,692) (5,703)
LME Lead Base Metal (4) 7/2025 USD (201,818) (5,629)
LME Lead Base Metal (9) 7/2025 USD (456,248) (14,972)
LME Lead Base Metal (9) 7/2025 USD (454,934) (33,311)
LME Nickel Base Metal (1) 7/2025 USD (90,118) 6,079
LME Nickel Base Metal (4) 7/2025 USD (361,778) 17,410
LME Nickel Base Metal (6) 7/2025 USD (542,067) 21,693
LME Nickel Base Metal (2) 7/2025 USD (180,661) 5,033
LME Nickel Base Metal (2) 7/2025 USD (180,448) (6,393)
LME Nickel Base Metal (2) 7/2025 USD (180,271) 9,479
LME Nickel Base Metal (2) 7/2025 USD (180,867) 7,947
LME Nickel Base Metal (3) 7/2025 USD (270,619) (12,778)
LME Nickel Base Metal (3) 7/2025 USD (271,487) 11,376
LME Nickel Base Metal (3) 7/2025 USD (271,365) 11,677
LME Nickel Base Metal (3) 7/2025 USD (270,832) 3,659
LME Nickel Base Metal (5) 7/2025 USD (451,847) 16,138
LME Nickel Base Metal (5) 7/2025 USD (451,794) 18,039
LME Nickel Base Metal (5) 7/2025 USD (452,115) 21,000
LME Nickel Base Metal (9) 7/2025 USD (814,703) 27,130
LME Nickel Base Metal (9) 7/2025 USD (814,582) 27,671
LME Zinc Base Metal (1) 7/2025 USD (68,617) (3,620)
LME Zinc Base Metal (1) 7/2025 USD (68,631) (4,790)
LME Zinc Base Metal (1) 7/2025 USD (68,702) (2,618)
LME Zinc Base Metal (4) 7/2025 USD (274,411) (13,923)
LME Zinc Base Metal (11) 7/2025 USD (754,245) (23,260)
LME Zinc Base Metal (7) 7/2025 USD (480,209) (12,884)
LME Zinc Base Metal (7) 7/2025 USD (480,511) (24,084)
LME Zinc Base Metal (7) 7/2025 USD (479,932) (19,571)
LME Zinc Base Metal (7) 7/2025 USD (481,115) (30,535)
LME Zinc Base Metal (7) 7/2025 USD (480,361) (16,783)
LME Zinc Base Metal (8) 7/2025 USD (548,590) (21,075)
LME Zinc Base Metal (8) 7/2025 USD (548,254) 8,722
LME Zinc Base Metal (8) 7/2025 USD (549,674) (33,766)
LME Zinc Base Metal (8) 7/2025 USD (548,638) (17,018)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (8) 7/2025 USD $ (549,732) $ (22,254)
NY Harbor ULSD (100) 7/2025 USD (9,560,460) 503,172
RBOB Gasoline (199) 7/2025 USD (17,318,612) 274,707
LME Aluminum Base Metal (1) 8/2025 USD (64,970) (3,623)
LME Aluminum Base Metal (1) 8/2025 USD (64,939) (2,967)
LME Aluminum Base Metal (3) 8/2025 USD (194,666) (11,487)
LME Aluminum Base Metal (6) 8/2025 USD (389,688) (10,956)
LME Aluminum Base Metal (7) 8/2025 USD (454,762) (25,797)
LME Aluminum Base Metal (11) 8/2025 USD (713,633) (30,591)
LME Aluminum Base Metal (12) 8/2025 USD (778,419) (51,779)
LME Aluminum Base Metal (22) 8/2025 USD (1,428,939) (66,455)
LME Aluminum Base Metal (24) 8/2025 USD (1,557,984) (117,754)
LME Copper Base Metal (3) 8/2025 USD (743,053) (30,111)
LME Copper Base Metal (1) 8/2025 USD (247,706) (13,258)
LME Copper Base Metal (1) 8/2025 USD (247,747) (7,550)
LME Copper Base Metal (1) 8/2025 USD (247,831) (18,017)
LME Copper Base Metal (1) 8/2025 USD (247,310) (8,493)
LME Copper Base Metal (4) 8/2025 USD (988,701) (33,303)
LME Copper Base Metal (2) 8/2025 USD (495,498) (18,400)
LME Copper Base Metal (2) 8/2025 USD (495,319) (20,073)
LME Copper Base Metal (6) 8/2025 USD (1,483,257) (53,105)
LME Copper Base Metal (8) 8/2025 USD (1,981,876) (80,485)
LME Copper Base Metal (8) 8/2025 USD (1,977,340) (50,775)
LME Lead Base Metal (1) 8/2025 USD (50,921) (2,174)
LME Lead Base Metal (1) 8/2025 USD (50,921) (1,811)
LME Lead Base Metal (5) 8/2025 USD (254,605) (7,443)
LME Lead Base Metal (3) 8/2025 USD (152,763) (4,296)
LME Lead Base Metal (3) 8/2025 USD (152,692) (3,087)
LME Lead Base Metal (2) 8/2025 USD (101,836) (2,229)
LME Lead Base Metal (2) 8/2025 USD (101,686) (5,091)
LME Lead Base Metal (2) 8/2025 USD (101,771) (4,776)
LME Lead Base Metal (10) 8/2025 USD (507,368) (16,557)
LME Lead Base Metal (14) 8/2025 USD (712,687) (14,924)
LME Lead Base Metal (8) 8/2025 USD (407,226) (8,635)
LME Lead Base Metal (8) 8/2025 USD (407,368) (14,442)
LME Nickel Base Metal (1) 8/2025 USD (90,944) 938
LME Nickel Base Metal (1) 8/2025 USD (90,698) 3,829
LME Nickel Base Metal (2) 8/2025 USD (181,261) 5,513
LME Nickel Base Metal (4) 8/2025 USD (363,360) 7,225
LME Nickel Base Metal (8) 8/2025 USD (725,930) 24,946
LME Nickel Base Metal (12) 8/2025 USD (1,087,729) 37,295
LME Zinc Base Metal (1) 8/2025 USD (68,563) (3,035)
LME Zinc Base Metal (5) 8/2025 USD (343,461) (4,789)
LME Zinc Base Metal (10) 8/2025 USD (687,172) (10,782)
LME Zinc Base Metal (4) 8/2025 USD (274,869) 1,057
LME Zinc Base Metal (4) 8/2025 USD (274,869) (5,416)
LME Zinc Base Metal (4) 8/2025 USD (274,403) (10,901)
LME Zinc Base Metal (4) 8/2025 USD (274,536) (13,702)
LME Zinc Base Metal (6) 8/2025 USD (412,191) (6,684)
LME Zinc Base Metal (6) 8/2025 USD (412,303) (8,046)
LME Zinc Base Metal (6) 8/2025 USD (411,705) (17,749)
LME Zinc Base Metal (11) 8/2025 USD (755,626) (14,874)
LME Zinc Base Metal (11) 8/2025 USD (755,684) (18,091)
Cocoa (23) 9/2025 GBP (1,874,999) 163,950
LME Aluminum Base Metal (1) 9/2025 USD (64,947) (3,582)
LME Aluminum Base Metal (5) 9/2025 USD (324,883) (17,147)
LME Aluminum Base Metal (6) 9/2025 USD (389,634) (23,462)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (10) 9/2025 USD $ (649,423) $ (7,751)
LME Aluminum Base Metal (12) 9/2025 USD (779,757) (36,393)
LME Aluminum Base Metal (17) 9/2025 USD (1,104,707) (38,101)
LME Aluminum Base Metal (18) 9/2025 USD (1,167,525) (8,229)
LME Aluminum Base Metal (21) 9/2025 USD (1,364,071) (61,609)
LME Aluminum Base Metal (32) 9/2025 USD (2,079,552) (71,546)
LME Aluminum Base Metal (11) 9/2025 USD (714,466) (15,774)
LME Aluminum Base Metal (11) 9/2025 USD (714,365) (9,498)
LME Aluminum Base Metal (11) 9/2025 USD (714,365) (5,698)
LME Aluminum Base Metal (11) 9/2025 USD (714,604) (33,187)
LME Aluminum Base Metal (135) 9/2025 USD (8,775,202) (494,255)
LME Copper Base Metal (1) 9/2025 USD (247,178) (5,340)
LME Copper Base Metal (1) 9/2025 USD (246,792) (4,613)
LME Copper Base Metal (1) 9/2025 USD (247,215) (7,655)
LME Copper Base Metal (3) 9/2025 USD (740,156) (1,072)
LME Copper Base Metal (2) 9/2025 USD (494,376) (7,330)
LME Copper Base Metal (2) 9/2025 USD (494,396) (7,601)
LME Copper Base Metal (7) 9/2025 USD (1,730,211) (41,073)
LME Copper Base Metal (8) 9/2025 USD (1,974,184) (46,645)
LME Copper Base Metal (5) 9/2025 USD (1,236,034) (35,147)
LME Copper Base Metal (5) 9/2025 USD (1,236,113) (31,267)
LME Copper Base Metal (42) 9/2025 USD (10,376,814) (320,482)
LME Lead Base Metal (2) 9/2025 USD (102,234) (2,039)
LME Lead Base Metal (1) 9/2025 USD (51,115) (531)
LME Lead Base Metal (1) 9/2025 USD (51,104) (19)
LME Lead Base Metal (1) 9/2025 USD (51,122) (1,676)
LME Lead Base Metal (1) 9/2025 USD (51,032) (1,347)
LME Lead Base Metal (1) 9/2025 USD (51,074) (1,527)
LME Lead Base Metal (1) 9/2025 USD (51,086) (1,314)
LME Lead Base Metal (7) 9/2025 USD (356,627) (9,794)
LME Lead Base Metal (31) 9/2025 USD (1,585,162) (47,975)
LME Nickel Base Metal (1) 9/2025 USD (90,994) 1,433
LME Nickel Base Metal (1) 9/2025 USD (91,070) 967
LME Nickel Base Metal (1) 9/2025 USD (91,055) 2,152
LME Nickel Base Metal (3) 9/2025 USD (273,694) (643)
LME Nickel Base Metal (2) 9/2025 USD (182,200) (826)
LME Nickel Base Metal (2) 9/2025 USD (182,433) (2,199)
LME Nickel Base Metal (4) 9/2025 USD (363,937) 5,291
LME Nickel Base Metal (5) 9/2025 USD (455,073) 9,972
LME Zinc Base Metal (1) 9/2025 USD (68,744) (33)
LME Zinc Base Metal (1) 9/2025 USD (68,754) (2,028)
LME Zinc Base Metal (2) 9/2025 USD (137,542) (5,077)
LME Zinc Base Metal (5) 9/2025 USD (343,920) (18,861)
LME Zinc Base Metal (9) 9/2025 USD (618,979) (23,155)
LME Zinc Base Metal (6) 9/2025 USD (412,462) (6,715)
LME Zinc Base Metal (6) 9/2025 USD (412,620) (12,678)
LME Zinc Base Metal (36) 9/2025 USD (2,477,412) (79,961)
S&P/TSX 60 Index (219) 9/2025 CAD (51,463,191) (670,695)
SPI 200 Index (301) 9/2025 AUD (42,280,165) (8,620)
TOPIX Index (153) 9/2025 JPY (30,338,634) (730,235)
Platinum (18) 4/2026 JPY (373,237) (19,812)
Platinum (4) 6/2026 JPY (83,178) 554
Total of short contracts (5,511,834)
Net unrealized appreciation $ 6,646,335

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 31,222,751 USD 20,201,183 CITI 9/17/2025 $ 381,515
AUD 31,222,749 USD 20,201,115 JPMC 9/17/2025 381,581
BRL 189,025,420 USD 32,666,216 CITI
**
9/17/2025 1,449,505
BRL 189,025,420 USD 32,666,130 JPMC
**
9/17/2025 1,449,591
CAD 42,325,000 USD 31,055,008 CITI 9/17/2025 149,177
CAD 42,325,000 USD 31,054,929 JPMC 9/17/2025 149,257
CHF 1,113,000 USD 1,372,828 CITI 9/17/2025 43,787
CHF 1,113,000 USD 1,372,825 JPMC 9/17/2025 43,790
CLP 4,757,471,743 USD 5,065,191 CITI
**
9/17/2025 40,590
CLP 4,757,471,742 USD 5,065,172 JPMC
**
9/17/2025 40,609
CNY 200,541,916 USD 28,115,922 CITI
**
9/17/2025 76,579
CNY 200,541,916 USD 28,115,808 JPMC
**
9/17/2025 76,693
COP 13,395,000,000 USD 3,200,340 CITI
**
9/17/2025 43,005
COP 13,395,000,000 USD 3,200,328 JPMC
**
9/17/2025 43,017
CZK 29,500,000 USD 1,362,958 CITI 9/17/2025 45,854
CZK 29,500,000 USD 1,362,954 JPMC 9/17/2025 45,857
DKK 1,807,000 USD 278,996 CITI 9/17/2025 7,984
DKK 1,807,000 USD 278,996 JPMC 9/17/2025 7,984
EUR 9,735,499 USD 11,261,849 CITI 9/17/2025 265,920
EUR 9,735,501 USD 11,261,829 JPMC 9/17/2025 265,942
GBP 1,509,782 USD 2,029,622 CITI 9/17/2025 43,825
GBP 1,509,782 USD 2,029,612 JPMC 9/17/2025 43,835
HUF 3,851,758,998 USD 10,790,745 CITI 9/17/2025 515,739
HUF 3,851,759,001 USD 10,790,708 JPMC 9/17/2025 515,776
IDR 20,000,000,000 USD 1,222,871 CITI
**
9/17/2025 12,069
IDR 20,000,000,000 USD 1,222,866 JPMC
**
9/17/2025 12,074
ILS 5,621,500 USD 1,597,050 CITI 9/17/2025 73,574
ILS 5,621,500 USD 1,597,044 JPMC 9/17/2025 73,579
INR 2,154,192,625 USD 24,974,649 CITI
**
9/17/2025 68,050
INR 2,154,192,626 USD 24,974,548 JPMC
**
9/17/2025 68,150
JPY 3,523,431,828 USD 24,501,273 CITI 9/17/2025 183,256
JPY 3,523,431,828 USD 24,501,186 JPMC 9/17/2025 183,343
KRW 23,107,282,500 USD 16,980,648 CITI
**
9/17/2025 180,576
KRW 23,107,282,499 USD 16,978,900 JPMC
**
9/17/2025 182,324
MXN 518,056,499 USD 26,547,617 CITI 9/17/2025 831,947
MXN 518,056,501 USD 26,547,508 JPMC 9/17/2025 832,057
NOK 272,437,498 USD 26,872,697 CITI 9/17/2025 169,463
NOK 272,437,502 USD 26,872,627 JPMC 9/17/2025 169,533
NZD 4,310,500 USD 2,592,991 CITI 9/17/2025 41,407
NZD 4,310,500 USD 2,592,986 JPMC 9/17/2025 41,413
PHP 25,000,000 USD 440,029 CITI
**
9/17/2025 3,141
PHP 25,000,000 USD 440,028 JPMC
**
9/17/2025 3,142
PLN 29,559,000 USD 7,910,593 CITI 9/17/2025 275,108
PLN 29,559,000 USD 7,910,568 JPMC 9/17/2025 275,133
SEK 78,906,270 USD 8,298,507 CITI 9/17/2025 84,869
SEK 78,906,270 USD 8,298,465 JPMC 9/17/2025 84,910
SGD 61,000 USD 47,689 CITI 9/17/2025 560
SGD 61,000 USD 47,689 JPMC 9/17/2025 560
TWD 13,500,000 USD 463,018 CITI
**
9/17/2025 9,560
TWD 13,500,000 USD 463,016 JPMC
**
9/17/2025 9,562
USD 591,210 GBP 430,000 CITI 9/17/2025 673
USD 591,211 GBP 430,000 JPMC 9/17/2025 674
USD 283,369 HKD 2,203,000 CITI 9/17/2025 845
USD 283,370 HKD 2,203,000 JPMC 9/17/2025 846
USD 12,623,660 JPY 1,790,618,002 CITI 9/17/2025 78,913

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 12,623,696 JPY 1,790,618,000 JPMC 9/17/2025 $ 78,949
USD 299,482 NOK 3,015,750 CITI 9/17/2025 139
USD 299,483 NOK 3,015,750 JPMC 9/17/2025 140
USD 1,877,045 SEK 17,500,000 CITI 9/17/2025 17,762
USD 1,877,049 SEK 17,500,000 JPMC 9/17/2025 17,766
USD 694,614 THB 22,430,000 CITI 9/17/2025 535
USD 694,616 THB 22,430,000 JPMC 9/17/2025 537
ZAR 400,240,501 USD 22,179,693 CITI 9/17/2025 298,885
ZAR 400,240,501 USD 22,179,608 JPMC 9/17/2025 298,970
Total unrealized appreciation 10,792,406
CAD 12,758,500 USD 9,415,597 CITI 9/17/2025 (9,368)
CAD 12,758,500 USD 9,415,578 JPMC 9/17/2025 (9,350)
CLP 478,607,972 USD 514,645 CITI
**
9/17/2025 (997)
CLP 478,607,972 USD 514,644 JPMC
**
9/17/2025 (995)
HKD 410,000 USD 52,630 CITI 9/17/2025 (49)
HKD 410,000 USD 52,629 JPMC 9/17/2025 (49)
INR 755,730,875 USD 8,799,196 CITI
**
9/17/2025 (13,751)
INR 755,730,874 USD 8,799,165 JPMC
**
9/17/2025 (13,720)
JPY 5,625,295,486 USD 39,645,893 CITI 9/17/2025 (236,085)
JPY 5,625,295,484 USD 39,645,764 JPMC 9/17/2025 (235,956)
KRW 100,000,001 USD 74,286 CITI
**
9/17/2025 (19)
KRW 99,999,999 USD 74,286 JPMC
**
9/17/2025 (19)
NOK 20,000,000 USD 2,007,075 CITI 9/17/2025 (21,875)
NOK 20,000,000 USD 2,007,071 JPMC 9/17/2025 (21,870)
PHP 40,000,000 USD 717,770 CITI
**
9/17/2025 (8,699)
PHP 40,000,000 USD 717,767 JPMC
**
9/17/2025 (8,697)
USD 6,055,705 AUD 9,349,001 CITI 9/17/2025 (107,354)
USD 6,055,724 AUD 9,348,999 JPMC 9/17/2025 (107,334)
USD 11,819,446 CAD 16,132,156 CITI 9/17/2025 (74,016)
USD 11,819,483 CAD 16,132,156 JPMC 9/17/2025 (73,979)
USD 70,807,358 CHF 57,427,124 CITI 9/17/2025 (2,285,313)
USD 70,807,559 CHF 57,427,124 JPMC 9/17/2025 (2,285,112)
USD 1,011,457 CLP 950,000,001 CITI
**
9/17/2025 (8,096)
USD 1,011,459 CLP 949,999,999 JPMC
**
9/17/2025 (8,093)
USD 1,350,445 CNY 9,631,000 CITI
**
9/17/2025 (3,496)
USD 1,350,448 CNY 9,631,000 JPMC
**
9/17/2025 (3,494)
USD 3,045,790 CZK 66,500,000 CITI 9/17/2025 (130,005)
USD 3,045,801 CZK 66,500,000 JPMC 9/17/2025 (129,994)
USD 2,802,137 DKK 18,274,500 CITI 9/17/2025 (100,140)
USD 2,802,151 DKK 18,274,500 JPMC 9/17/2025 (100,126)
USD 169,160,971 EUR 147,468,237 CITI 9/17/2025 (5,455,623)
USD 169,161,551 EUR 147,468,238 JPMC 9/17/2025 (5,455,044)
USD 70,589,644 GBP 52,114,805 CITI 9/17/2025 (981,808)
USD 70,589,859 GBP 52,114,806 JPMC 9/17/2025 (981,594)
USD 315,087 HUF 109,999,998 CITI 9/17/2025 (7,808)
USD 315,088 HUF 110,000,002 JPMC 9/17/2025 (7,807)
USD 152,242 IDR 2,500,000,000 CITI
**
9/17/2025 (2,126)
USD 152,242 IDR 2,500,000,000 JPMC
**
9/17/2025 (2,126)
USD 912,597 ILS 3,115,500 CITI 9/17/2025 (13,282)
USD 912,599 ILS 3,115,500 JPMC 9/17/2025 (13,280)
USD 3,164,999 INR 275,000,000 CITI
**
9/17/2025 (31,903)
USD 3,165,005 INR 275,000,000 JPMC
**
9/17/2025 (31,896)
USD 5,564,599 JPY 800,205,999 CITI 9/17/2025 (41,501)
USD 5,564,621 JPY 800,205,999 JPMC 9/17/2025 (41,478)
USD 5,152,844 KRW 7,009,285,715 CITI
**
9/17/2025 (52,785)
USD 5,152,861 KRW 7,009,285,711 JPMC
**
9/17/2025 (52,767)
USD 10,690,139 MXN 207,374,999 CITI 9/17/2025 (269,742)
USD 10,690,175 MXN 207,375,002 JPMC 9/17/2025 (269,706)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 941,953 NOK 9,547,248 CITI 9/17/2025 $ (5,707)
USD 941,956 NOK 9,547,251 JPMC 9/17/2025 (5,704)
USD 18,271,856 NZD 30,607,000 CITI 9/17/2025 (433,868)
USD 18,271,940 NZD 30,607,000 JPMC 9/17/2025 (433,784)
USD 264,353 PHP 15,000,000 CITI
**
9/17/2025 (1,549)
USD 264,354 PHP 15,000,000 JPMC
**
9/17/2025 (1,548)
USD 5,624,187 PLN 21,069,500 CITI 9/17/2025 (210,537)
USD 5,624,206 PLN 21,069,500 JPMC 9/17/2025 (210,519)
USD 20,396,585 SEK 193,500,000 CITI 9/17/2025 (161,771)
USD 20,396,630 SEK 193,500,000 JPMC 9/17/2025 (161,725)
USD 11,490,048 SGD 14,702,500 CITI 9/17/2025 (139,292)
USD 11,490,087 SGD 14,702,500 JPMC 9/17/2025 (139,254)
USD 2,791,507 THB 90,570,000 CITI 9/17/2025 (11,112)
USD 2,791,517 THB 90,570,000 JPMC 9/17/2025 (11,102)
USD 1,559,142 TWD 45,167,948 CITI
**
9/17/2025 (21,997)
USD 1,559,147 TWD 45,167,948 JPMC
**
9/17/2025 (21,992)
ZAR 2,500,000 USD 140,450 CITI 9/17/2025 (43)
ZAR 2,500,000 USD 140,450 JPMC 9/17/2025 (43)
Total unrealized depreciation (21,681,874)
Net unrealized depreciation $ (10,889,468)
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 14,576,215 $ – $ 14,576,215
GSCO
Cash – 10,525,932 10,525,932
JPMC
Cash (180,000) – (180,000)
Investment Companies 16,342,602 – 16,342,602
JPMS
Cash – 30,164,066 30,164,066
MLIN
Cash (1,229,540) – (1,229,540)
MSCL
Cash – 881,476 881,476
MSCS
U.S. Treasury Bills 246,125 – 246,125

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 6,923,517 $ 6,923,517
JPPC
Cash – 743,461 743,461
MSCL
Cash – 13,163,024 13,163,024

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2025

‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2025.
(b) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 96.3%
INVESTMENT COMPANIES - 51 .1%
Limited Purpose Cash Investment
Fund, 4.33% (1)(a)(b)
(Cost $406,833,974) 407,067,691 406,945,571
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45 .2%
U.S. Treasury Bills
4.22%, 7/3/2025 (c) $ 2,507,000 2,506,416
4.20%, 7/10/2025 (c) 1,377,000 1,375,557
4.27%, 7/17/2025 (c) 5,758,000 5,747,405
4.22%, 9/4/2025 (c) 27,839,000 27,624,934
4.16%, 9/11/2025 (c) 35,253,000 34,953,526
4.17%, 9/25/2025 (c) 40,303,000 39,899,590
4.16%, 10/2/2025 (c) 15,681,000 15,509,722
4.08%, 10/9/2025 (c) 6,380,000 6,305,872
4.15%, 10/16/2025 (c) 47,759,000 47,163,944
4.13%, 10/23/2025 (c) 38,530,000 38,019,046
4.15%, 10/30/2025 (c) 27,447,000 27,061,085
4.23%, 11/20/2025 (c) 11,831,000 11,637,843
4.24%, 12/4/2025 (c) 24,580,000 24,142,496
4.24%, 12/11/2025 (c) 9,054,000 8,885,513
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.2% (continued)
4.21%, 12/26/2025 (c) $ 46,458,000 45,513,896
4.20%, 1/2/2026 (c) 24,475,000 23,963,656
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $360,386,610) 360,310,501
TOTAL SHORT-TERM INVESTMENTS
(Cost $767,220,584) 767,256,072
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $767,220,584) 767,256,072
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% ‡ 29,284,458
NET ASSETS - 100.0% 796,540,530
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 406,945,571 51 .1%
U.S. Treasury Obligations 360,310,501 45 .2
Total Investments In Securities
At Value 767,256,072 96 .3
Other Assets in Excess of
Liabilities ‡ 29,284,458 3 .7
Net Assets
$ 796,540,530 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 51.1%
INVESTMENT COMPANIES - 51.1%
Limited Purpose
Cash Investment
Fund,
4.33% (1)(a)
(Cost $406,833,974) $366,980,709 $1,276,454,624 $(1,236,457,820) $2,990 $(34,932) $406,945,571 407,067,691 $7,422,197 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 46 7/2025 USD $ 3,070,040 $ (39,630)
LME Aluminum Base Metal 3 7/2025 USD 194,583 12,473

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 5 7/2025 USD $ 324,315 $ 18,999
LME Aluminum Base Metal 7 7/2025 USD 454,580 38,451
LME Aluminum Base Metal 8 7/2025 USD 518,918 31,077
LME Aluminum Base Metal 10 7/2025 USD 648,773 45,635
LME Aluminum Base Metal 16 7/2025 USD 1,037,692 58,181
LME Aluminum Base Metal 11 7/2025 USD 714,120 59,891
LME Aluminum Base Metal 11 7/2025 USD 713,768 59,689
LME Aluminum Base Metal 23 7/2025 USD 1,493,028 53,167
LME Aluminum Base Metal 13 7/2025 USD 844,285 75,422
LME Aluminum Base Metal 13 7/2025 USD 844,285 68,413
LME Aluminum Base Metal 42 7/2025 USD 2,727,690 213,330
LME Aluminum Base Metal 24 7/2025 USD 1,558,590 136,152
LME Aluminum Base Metal 24 7/2025 USD 1,556,796 93,690
LME Aluminum Base Metal 50 7/2025 USD 3,247,250 239,664
LME Aluminum Base Metal 53 7/2025 USD 3,441,118 172,535
LME Aluminum Base Metal 54 7/2025 USD 3,506,490 374,348
LME Aluminum Base Metal 58 7/2025 USD 3,766,419 298,860
LME Copper Base Metal 2 7/2025 USD 497,912 39,306
LME Copper Base Metal 1 7/2025 USD 247,831 13,529
LME Copper Base Metal 1 7/2025 USD 251,267 8,803
LME Copper Base Metal 1 7/2025 USD 248,631 20,626
LME Copper Base Metal 1 7/2025 USD 247,831 13,448
LME Copper Base Metal 4 7/2025 USD 991,323 50,955
LME Copper Base Metal 6 7/2025 USD 1,496,285 153,043
LME Copper Base Metal 8 7/2025 USD 1,983,446 96,786
LME Copper Base Metal 5 7/2025 USD 1,239,154 87,567
LME Copper Base Metal 5 7/2025 USD 1,241,279 96,697
LME Copper Base Metal 16 7/2025 USD 3,968,192 235,337
LME Copper Base Metal 17 7/2025 USD 4,237,348 360,703
LME Copper Base Metal 21 7/2025 USD 5,243,952 706,797
LME Copper Base Metal 23 7/2025 USD 5,758,901 740,012
LME Copper Base Metal 29 7/2025 USD 7,271,163 396,707
LME Copper Base Metal 15 7/2025 USD 3,717,461 176,306
LME Copper Base Metal 15 7/2025 USD 3,737,336 278,240
LME Copper Base Metal 43 7/2025 USD 10,750,517 1,300,918
LME Lead Base Metal 1 7/2025 USD 50,679 2,396
LME Lead Base Metal 1 7/2025 USD 50,698 3,130
LME Lead Base Metal 1 7/2025 USD 50,698 2,873
LME Lead Base Metal 1 7/2025 USD 50,673 1,295
LME Lead Base Metal 9 7/2025 USD 453,922 9,155
LME Lead Base Metal 6 7/2025 USD 304,177 8,761
LME Lead Base Metal 6 7/2025 USD 304,188 14,147
LME Lead Base Metal 15 7/2025 USD 758,505 62,708
LME Lead Base Metal 11 7/2025 USD 555,824 38,610
LME Lead Base Metal 11 7/2025 USD 556,031 37,627
LME Lead Base Metal 8 7/2025 USD 404,836 22,508
LME Lead Base Metal 8 7/2025 USD 405,554 12,985
LME Lead Base Metal 8 7/2025 USD 403,636 12,498
LME Nickel Base Metal 1 7/2025 USD 90,260 1,587
LME Nickel Base Metal 1 7/2025 USD 90,136 (5,123)
LME Nickel Base Metal 3 7/2025 USD 271,568 (8,422)
LME Nickel Base Metal 4 7/2025 USD 360,826 15,586
LME Nickel Base Metal 6 7/2025 USD 541,664 (5,992)
LME Nickel Base Metal 8 7/2025 USD 721,935 46,554
LME Nickel Base Metal 9 7/2025 USD 813,229 (29,586)
LME Nickel Base Metal 11 7/2025 USD 993,790 (36,609)
LME Nickel Base Metal 13 7/2025 USD 1,174,803 (46,903)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 7 7/2025 USD $ 630,824 $ (44,764)
LME Nickel Base Metal 7 7/2025 USD 632,312 (13,966)
LME Nickel Base Metal 15 7/2025 USD 1,356,345 (56,548)
LME Nickel Base Metal 10 7/2025 USD 904,337 (41,153)
LME Nickel Base Metal 10 7/2025 USD 902,242 28,615
LME Nickel Base Metal 12 7/2025 USD 1,085,947 (42,385)
LME Nickel Base Metal 12 7/2025 USD 1,085,461 (45,063)
LME Nickel Base Metal 12 7/2025 USD 1,085,333 (49,664)
LME Zinc Base Metal 5 7/2025 USD 343,156 25,217
LME Zinc Base Metal 11 7/2025 USD 755,725 28,320
LME Zinc Base Metal 15 7/2025 USD 1,029,041 49,073
LME Zinc Base Metal 18 7/2025 USD 1,235,876 36,579
LME Zinc Base Metal 20 7/2025 USD 1,371,595 39,605
LME Zinc Base Metal 27 7/2025 USD 1,850,742 4,305
LME Zinc Base Metal 37 7/2025 USD 2,538,829 134,332
LME Zinc Base Metal 19 7/2025 USD 1,302,901 50,546
LME Zinc Base Metal 19 7/2025 USD 1,303,424 27,924
LME Zinc Base Metal 17 7/2025 USD 1,165,550 45,130
LME Zinc Base Metal 17 7/2025 USD 1,168,057 77,838
LME Zinc Base Metal 17 7/2025 USD 1,166,957 57,887
LME Zinc Base Metal 16 7/2025 USD 1,099,464 40,571
LME Zinc Base Metal 16 7/2025 USD 1,097,968 43,645
LME Zinc Base Metal 16 7/2025 USD 1,099,692 71,150
LME Zinc Base Metal 16 7/2025 USD 1,097,084 31,042
Natural Gas 69 7/2025 USD 2,384,640 (218,783)
Natural Gas 140 7/2025 EUR 4,036,429 (779,281)
NY Harbor ULSD 81 7/2025 USD 7,743,973 (157,121)
RBOB Gasoline 36 7/2025 USD 3,133,015 (90,504)
WTI Crude Oil 214 7/2025 USD 13,933,540 255,440
100 oz Gold 400 8/2025 USD 132,308,000 (1,229,268)
Brent Crude Oil 873 8/2025 USD 57,495,780 (5,107,905)
Feeder Cattle 3 8/2025 USD 466,012 10,934
Lean Hogs 124 8/2025 USD 5,332,000 (149,022)
Live Cattle 213 8/2025 USD 18,222,150 332,142
LME Aluminum Base Metal 6 8/2025 USD 389,331 23,087
LME Aluminum Base Metal 4 8/2025 USD 259,792 7,474
LME Aluminum Base Metal 4 8/2025 USD 259,878 14,517
LME Aluminum Base Metal 11 8/2025 USD 713,952 44,521
LME Aluminum Base Metal 16 8/2025 USD 1,038,312 52,370
LME Aluminum Base Metal 17 8/2025 USD 1,104,180 54,385
LME Aluminum Base Metal 23 8/2025 USD 1,493,591 76,557
LME Aluminum Base Metal 10 8/2025 USD 648,757 28,739
LME Aluminum Base Metal 10 8/2025 USD 649,660 37,384
LME Aluminum Base Metal 10 8/2025 USD 649,320 31,669
LME Aluminum Base Metal 35 8/2025 USD 2,272,060 155,355
LME Aluminum Base Metal 36 8/2025 USD 2,335,257 159,755
LME Copper Base Metal 1 8/2025 USD 247,747 7,444
LME Copper Base Metal 2 8/2025 USD 495,497 17,392
LME Copper Base Metal 2 8/2025 USD 494,619 18,514
LME Copper Base Metal 6 8/2025 USD 1,483,005 37,139
LME Copper Base Metal 7 8/2025 USD 1,733,616 70,748
LME Copper Base Metal 9 8/2025 USD 2,230,477 143,981
LME Copper Base Metal 10 8/2025 USD 2,477,345 100,394
LME Copper Base Metal 15 8/2025 USD 3,716,711 178,364
LME Copper Base Metal 8 8/2025 USD 1,977,676 79,749
LME Copper Base Metal 8 8/2025 USD 1,977,402 62,156
LME Lead Base Metal 1 8/2025 USD 50,921 1,383

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 8/2025 USD $ 101,836 $ 2,434
LME Lead Base Metal 3 8/2025 USD 152,692 3,103
LME Lead Base Metal 3 8/2025 USD 152,529 6,952
LME Lead Base Metal 6 8/2025 USD 305,526 8,448
LME Lead Base Metal 10 8/2025 USD 507,367 18,290
LME Lead Base Metal 18 8/2025 USD 916,578 27,593
LME Lead Base Metal 19 8/2025 USD 967,162 20,419
LME Lead Base Metal 19 8/2025 USD 967,219 21,459
LME Nickel Base Metal 1 8/2025 USD 90,929 (3)
LME Nickel Base Metal 3 8/2025 USD 272,396 (6,107)
LME Nickel Base Metal 6 8/2025 USD 545,664 (6,906)
LME Nickel Base Metal 8 8/2025 USD 725,585 (29,241)
LME Nickel Base Metal 10 8/2025 USD 906,171 (32,431)
LME Nickel Base Metal 4 8/2025 USD 363,252 (10,438)
LME Nickel Base Metal 4 8/2025 USD 362,907 (17,985)
LME Nickel Base Metal 4 8/2025 USD 363,306 (10,264)
LME Nickel Base Metal 12 8/2025 USD 1,090,081 (26,382)
LME Nickel Base Metal 22 8/2025 USD 1,992,091 (27,843)
LME Nickel Base Metal 23 8/2025 USD 2,087,049 (74,524)
LME Nickel Base Metal 30 8/2025 USD 2,719,323 (92,151)
LME Zinc Base Metal 5 8/2025 USD 343,461 4,754
LME Zinc Base Metal 6 8/2025 USD 411,705 17,789
LME Zinc Base Metal 7 8/2025 USD 480,903 8,108
LME Zinc Base Metal 14 8/2025 USD 960,410 40,974
LME Zinc Base Metal 16 8/2025 USD 1,099,476 23,461
LME Zinc Base Metal 18 8/2025 USD 1,236,573 20,928
LME Zinc Base Metal 31 8/2025 USD 2,130,235 29,985
LME Zinc Base Metal 33 8/2025 USD 2,267,050 60,350
LME Zinc Base Metal 17 8/2025 USD 1,168,193 (4,806)
LME Zinc Base Metal 17 8/2025 USD 1,168,193 21,565
LME Zinc Base Metal 37 8/2025 USD 2,541,650 49,571
LME Zinc Base Metal 29 8/2025 USD 1,990,386 101,472
LME Zinc Base Metal 29 8/2025 USD 1,988,334 92,145
Low Sulphur Gasoil 143 8/2025 USD 9,452,300 421,689
Natural Gas 452 8/2025 USD 15,774,800 (469,027)
SGX Iron Ore 483 8/2025 USD 4,541,166 49,503
WTI Crude Oil 1,140 8/2025 USD 72,789,000 (2,102,063)
Cocoa 19 9/2025 USD 1,710,000 (41,951)
Coffee 'C' 262 9/2025 USD 29,484,825 (6,282,712)
Corn 1,053 9/2025 USD 21,547,013 (992,410)
Feeder Cattle 12 9/2025 USD 1,863,750 32,635
KC HRW Wheat 363 9/2025 USD 9,560,513 (411,212)
LME Aluminum Base Metal 3 9/2025 USD 194,842 11,776
LME Aluminum Base Metal 11 9/2025 USD 714,742 35,719
LME Aluminum Base Metal 13 9/2025 USD 843,212 5,649
LME Aluminum Base Metal 14 9/2025 USD 909,191 10,996
LME Aluminum Base Metal 16 9/2025 USD 1,039,024 58,897
LME Aluminum Base Metal 18 9/2025 USD 1,169,352 52,503
LME Aluminum Base Metal 27 9/2025 USD 1,754,453 78,828
LME Aluminum Base Metal 30 9/2025 USD 1,948,267 16,400
LME Aluminum Base Metal 34 9/2025 USD 2,209,413 71,569
LME Aluminum Base Metal 45 9/2025 USD 2,923,009 129,095
LME Aluminum Base Metal 31 9/2025 USD 2,013,210 20,000
LME Aluminum Base Metal 31 9/2025 USD 2,013,497 41,249
LME Aluminum Base Metal 79 9/2025 USD 5,133,894 183,628
LME Aluminum Base Metal 960 9/2025 USD 62,401,440 3,569,421
LME Copper Base Metal 3 9/2025 USD 740,376 12,868

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 9/2025 USD $ 1,235,989 $ 22,326
LME Copper Base Metal 2 9/2025 USD 494,429 16,249
LME Copper Base Metal 2 9/2025 USD 494,375 7,870
LME Copper Base Metal 2 9/2025 USD 493,546 8,491
LME Copper Base Metal 6 9/2025 USD 1,480,638 35,772
LME Copper Base Metal 9 9/2025 USD 2,224,861 63,599
LME Copper Base Metal 10 9/2025 USD 2,471,780 59,254
LME Copper Base Metal 17 9/2025 USD 4,201,941 112,071
LME Copper Base Metal 22 9/2025 USD 5,427,813 17,880
LME Copper Base Metal 12 9/2025 USD 2,961,276 47,607
LME Copper Base Metal 12 9/2025 USD 2,966,670 73,213
LME Copper Base Metal 532 9/2025 USD 131,439,644 12,208,607
LME Lead Base Metal 2 9/2025 USD 102,064 2,808
LME Lead Base Metal 1 9/2025 USD 51,053 1,625
LME Lead Base Metal 1 9/2025 USD 51,122 1,658
LME Lead Base Metal 1 9/2025 USD 50,933 1,793
LME Lead Base Metal 1 9/2025 USD 51,074 1,431
LME Lead Base Metal 6 9/2025 USD 306,693 3,199
LME Lead Base Metal 7 9/2025 USD 357,819 7,011
LME Lead Base Metal 11 9/2025 USD 561,949 14,204
LME Lead Base Metal 19 9/2025 USD 967,988 26,063
LME Lead Base Metal 275 9/2025 USD 14,061,919 760,489
LME Nickel Base Metal 1 9/2025 USD 91,070 (1,333)
LME Nickel Base Metal 4 9/2025 USD 364,866 4,613
LME Nickel Base Metal 3 9/2025 USD 273,165 (5,260)
LME Nickel Base Metal 3 9/2025 USD 273,606 4,916
LME Nickel Base Metal 3 9/2025 USD 273,014 (5,094)
LME Nickel Base Metal 9 9/2025 USD 819,900 2,987
LME Nickel Base Metal 6 9/2025 USD 547,161 12,905
LME Nickel Base Metal 6 9/2025 USD 545,967 (9,057)
LME Nickel Base Metal 8 9/2025 USD 727,875 (12,718)
LME Nickel Base Metal 8 9/2025 USD 728,117 (15,437)
LME Nickel Base Metal 214 9/2025 USD 19,511,446 (570,283)
LME Zinc Base Metal 1 9/2025 USD 68,770 1,417
LME Zinc Base Metal 1 9/2025 USD 68,780 2,177
LME Zinc Base Metal 3 9/2025 USD 206,263 5,330
LME Zinc Base Metal 2 9/2025 USD 137,446 3,633
LME Zinc Base Metal 2 9/2025 USD 137,484 1,579
LME Zinc Base Metal 9 9/2025 USD 618,565 14,396
LME Zinc Base Metal 6 9/2025 USD 412,470 16,904
LME Zinc Base Metal 6 9/2025 USD 412,627 13,987
LME Zinc Base Metal 14 9/2025 USD 962,413 1,976
LME Zinc Base Metal 21 9/2025 USD 1,444,285 56,130
LME Zinc Base Metal 24 9/2025 USD 1,650,816 79,573
LME Zinc Base Metal 16 9/2025 USD 1,099,900 23,182
LME Zinc Base Metal 16 9/2025 USD 1,100,320 32,378
LME Zinc Base Metal 516 9/2025 USD 35,509,572 1,342,804
Low Sulphur Gasoil 421 9/2025 USD 27,491,300 (1,764,042)
Milling Wheat No. 2 969 9/2025 EUR 11,128,977 (397,486)
Silver 210 9/2025 USD 37,980,600 (548,754)
Sugar No. 11 2,662 9/2025 USD 48,299,328 (2,217,785)
Wheat 257 9/2025 USD 6,916,513 (208,426)
Aluminum 5 10/2025 USD 322,313 2,511
Lean Hogs 29 10/2025 USD 1,071,840 (3,038)
Soybean 674 11/2025 USD 34,609,900 (500,891)
Cotton No. 2 272 12/2025 USD 9,265,680 (316)
ECX Emission 379 12/2025 EUR 30,791,177 (1,001,099)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Phelix De Base Electricity 15 12/2025 EUR $ 13,091,515 $ (805,906)
Soybean Meal 1,089 12/2025 USD 31,504,770 (1,405,188)
Soybean Oil 343 12/2025 USD 10,855,950 982,510
Platinum 35 4/2026 JPY 725,739 60,377
Platinum 9 6/2026 JPY 187,150 (1,291)
Total of long contracts 3,143,727
Short Contracts
LME Aluminum Base Metal (3) 7/2025 USD (194,583) (12,491)
LME Aluminum Base Metal (5) 7/2025 USD (324,315) (16,203)
LME Aluminum Base Metal (7) 7/2025 USD (454,580) (38,239)
LME Aluminum Base Metal (8) 7/2025 USD (518,918) (32,414)
LME Aluminum Base Metal (10) 7/2025 USD (648,773) (44,959)
LME Aluminum Base Metal (16) 7/2025 USD (1,037,692) (58,234)
LME Aluminum Base Metal (11) 7/2025 USD (714,120) (60,213)
LME Aluminum Base Metal (11) 7/2025 USD (713,768) (58,309)
LME Aluminum Base Metal (23) 7/2025 USD (1,493,028) (57,246)
LME Aluminum Base Metal (13) 7/2025 USD (844,285) (74,901)
LME Aluminum Base Metal (13) 7/2025 USD (844,285) (68,847)
LME Aluminum Base Metal (42) 7/2025 USD (2,727,690) (215,810)
LME Aluminum Base Metal (24) 7/2025 USD (1,558,590) (134,662)
LME Aluminum Base Metal (24) 7/2025 USD (1,556,796) (94,059)
LME Aluminum Base Metal (50) 7/2025 USD (3,247,250) (246,385)
LME Aluminum Base Metal (53) 7/2025 USD (3,441,118) (163,870)
LME Aluminum Base Metal (54) 7/2025 USD (3,506,490) (380,754)
LME Aluminum Base Metal (58) 7/2025 USD (3,766,419) (313,372)
LME Copper Base Metal (2) 7/2025 USD (497,912) (36,897)
LME Copper Base Metal (4) 7/2025 USD (991,323) (49,334)
LME Copper Base Metal (1) 7/2025 USD (247,831) (13,833)
LME Copper Base Metal (1) 7/2025 USD (247,831) (13,833)
LME Copper Base Metal (1) 7/2025 USD (251,267) (8,400)
LME Copper Base Metal (1) 7/2025 USD (248,631) (20,333)
LME Copper Base Metal (6) 7/2025 USD (1,496,285) (151,755)
LME Copper Base Metal (8) 7/2025 USD (1,983,446) (96,105)
LME Copper Base Metal (5) 7/2025 USD (1,239,154) (86,671)
LME Copper Base Metal (5) 7/2025 USD (1,241,279) (99,842)
LME Copper Base Metal (16) 7/2025 USD (3,968,192) (238,969)
LME Copper Base Metal (17) 7/2025 USD (4,237,348) (363,274)
LME Copper Base Metal (21) 7/2025 USD (5,243,952) (721,762)
LME Copper Base Metal (23) 7/2025 USD (5,758,901) (721,527)
LME Copper Base Metal (29) 7/2025 USD (7,271,163) (382,289)
LME Copper Base Metal (15) 7/2025 USD (3,717,461) (168,501)
LME Copper Base Metal (15) 7/2025 USD (3,737,336) (273,205)
LME Copper Base Metal (43) 7/2025 USD (10,750,516) (1,314,274)
LME Lead Base Metal (1) 7/2025 USD (50,679) (2,357)
LME Lead Base Metal (1) 7/2025 USD (50,698) (3,201)
LME Lead Base Metal (1) 7/2025 USD (50,698) (3,051)
LME Lead Base Metal (1) 7/2025 USD (50,673) (1,376)
LME Lead Base Metal (9) 7/2025 USD (453,922) (8,682)
LME Lead Base Metal (6) 7/2025 USD (304,188) (14,842)
LME Lead Base Metal (6) 7/2025 USD (304,178) (8,843)
LME Lead Base Metal (15) 7/2025 USD (758,505) (65,055)
LME Lead Base Metal (11) 7/2025 USD (555,824) (41,191)
LME Lead Base Metal (11) 7/2025 USD (556,031) (40,029)
LME Lead Base Metal (8) 7/2025 USD (404,836) (22,857)
LME Lead Base Metal (8) 7/2025 USD (405,554) (13,575)
LME Lead Base Metal (8) 7/2025 USD (403,636) (11,257)
LME Nickel Base Metal (1) 7/2025 USD (90,260) (1,342)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 7/2025 USD $ (90,136) $ 4,833
LME Nickel Base Metal (3) 7/2025 USD (271,568) 9,044
LME Nickel Base Metal (4) 7/2025 USD (360,826) (17,036)
LME Nickel Base Metal (6) 7/2025 USD (541,664) 7,531
LME Nickel Base Metal (8) 7/2025 USD (721,935) (42,334)
LME Nickel Base Metal (9) 7/2025 USD (813,229) 35,027
LME Nickel Base Metal (11) 7/2025 USD (993,790) 41,097
LME Nickel Base Metal (13) 7/2025 USD (1,174,803) 41,963
LME Nickel Base Metal (7) 7/2025 USD (630,824) 43,174
LME Nickel Base Metal (7) 7/2025 USD (632,312) 17,499
LME Nickel Base Metal (15) 7/2025 USD (1,356,345) 60,630
LME Nickel Base Metal (10) 7/2025 USD (904,337) 40,457
LME Nickel Base Metal (10) 7/2025 USD (902,242) (30,734)
LME Nickel Base Metal (12) 7/2025 USD (1,085,947) 44,871
LME Nickel Base Metal (12) 7/2025 USD (1,085,333) 54,215
LME Nickel Base Metal (12) 7/2025 USD (1,085,461) 45,927
LME Zinc Base Metal (5) 7/2025 USD (343,156) (26,071)
LME Zinc Base Metal (11) 7/2025 USD (755,725) (28,244)
LME Zinc Base Metal (15) 7/2025 USD (1,029,041) (49,516)
LME Zinc Base Metal (18) 7/2025 USD (1,235,876) (37,640)
LME Zinc Base Metal (20) 7/2025 USD (1,371,595) (41,626)
LME Zinc Base Metal (27) 7/2025 USD (1,850,742) 8,137
LME Zinc Base Metal (37) 7/2025 USD (2,538,829) (141,164)
LME Zinc Base Metal (19) 7/2025 USD (1,303,424) (34,143)
LME Zinc Base Metal (19) 7/2025 USD (1,302,901) (50,276)
LME Zinc Base Metal (17) 7/2025 USD (1,168,057) (73,358)
LME Zinc Base Metal (17) 7/2025 USD (1,166,957) (59,761)
LME Zinc Base Metal (17) 7/2025 USD (1,165,550) (46,907)
LME Zinc Base Metal (16) 7/2025 USD (1,099,464) (43,672)
LME Zinc Base Metal (16) 7/2025 USD (1,097,968) (39,791)
LME Zinc Base Metal (16) 7/2025 USD (1,099,692) (70,034)
LME Zinc Base Metal (16) 7/2025 USD (1,097,084) (33,227)
Natural Gas (15) 7/2025 GBP (493,584) 104,509
LME Aluminum Base Metal (6) 8/2025 USD (389,331) (22,972)
LME Aluminum Base Metal (4) 8/2025 USD (259,792) (7,640)
LME Aluminum Base Metal (4) 8/2025 USD (259,878) (14,186)
LME Aluminum Base Metal (11) 8/2025 USD (713,952) (49,031)
LME Aluminum Base Metal (16) 8/2025 USD (1,038,312) (52,640)
LME Aluminum Base Metal (17) 8/2025 USD (1,104,180) (53,058)
LME Aluminum Base Metal (23) 8/2025 USD (1,493,591) (69,063)
LME Aluminum Base Metal (10) 8/2025 USD (648,757) (27,534)
LME Aluminum Base Metal (10) 8/2025 USD (649,660) (36,596)
LME Aluminum Base Metal (10) 8/2025 USD (649,320) (30,524)
LME Aluminum Base Metal (35) 8/2025 USD (2,272,060) (162,220)
LME Aluminum Base Metal (36) 8/2025 USD (2,335,257) (158,702)
LME Copper Base Metal (1) 8/2025 USD (247,747) (6,969)
LME Copper Base Metal (2) 8/2025 USD (495,497) (19,097)
LME Copper Base Metal (2) 8/2025 USD (494,619) (16,987)
LME Copper Base Metal (6) 8/2025 USD (1,483,005) (41,264)
LME Copper Base Metal (7) 8/2025 USD (1,733,616) (70,257)
LME Copper Base Metal (9) 8/2025 USD (2,230,477) (149,195)
LME Copper Base Metal (10) 8/2025 USD (2,477,345) (96,744)
LME Copper Base Metal (15) 8/2025 USD (3,716,711) (180,234)
LME Copper Base Metal (8) 8/2025 USD (1,977,676) (77,000)
LME Copper Base Metal (8) 8/2025 USD (1,977,402) (64,105)
LME Lead Base Metal (1) 8/2025 USD (50,921) (1,424)
LME Lead Base Metal (2) 8/2025 USD (101,836) (2,041)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (3) 8/2025 USD $ (152,692) $ (3,075)
LME Lead Base Metal (3) 8/2025 USD (152,529) (7,337)
LME Lead Base Metal (6) 8/2025 USD (305,526) (8,417)
LME Lead Base Metal (10) 8/2025 USD (507,367) (16,219)
LME Lead Base Metal (18) 8/2025 USD (916,578) (31,123)
LME Lead Base Metal (19) 8/2025 USD (967,162) (20,062)
LME Lead Base Metal (19) 8/2025 USD (967,219) (21,594)
LME Nickel Base Metal (1) 8/2025 USD (90,929) (199)
LME Nickel Base Metal (3) 8/2025 USD (272,396) 6,469
LME Nickel Base Metal (6) 8/2025 USD (545,664) 6,626
LME Nickel Base Metal (8) 8/2025 USD (725,585) 30,424
LME Nickel Base Metal (10) 8/2025 USD (906,171) 29,683
LME Nickel Base Metal (12) 8/2025 USD (1,090,081) 25,077
LME Nickel Base Metal (4) 8/2025 USD (362,907) 17,842
LME Nickel Base Metal (4) 8/2025 USD (363,252) 8,959
LME Nickel Base Metal (4) 8/2025 USD (363,306) 10,469
LME Nickel Base Metal (22) 8/2025 USD (1,992,091) 40,201
LME Nickel Base Metal (23) 8/2025 USD (2,087,049) 71,395
LME Nickel Base Metal (30) 8/2025 USD (2,719,323) 92,558
LME Zinc Base Metal (5) 8/2025 USD (343,461) (4,787)
LME Zinc Base Metal (6) 8/2025 USD (411,705) (17,748)
LME Zinc Base Metal (7) 8/2025 USD (480,903) (8,305)
LME Zinc Base Metal (14) 8/2025 USD (960,410) (38,817)
LME Zinc Base Metal (16) 8/2025 USD (1,099,476) (21,343)
LME Zinc Base Metal (18) 8/2025 USD (1,236,573) (18,920)
LME Zinc Base Metal (31) 8/2025 USD (2,130,235) (30,204)
LME Zinc Base Metal (33) 8/2025 USD (2,267,051) (51,862)
LME Zinc Base Metal (17) 8/2025 USD (1,168,193) 3,733
LME Zinc Base Metal (17) 8/2025 USD (1,168,193) (22,313)
LME Zinc Base Metal (37) 8/2025 USD (2,541,650) (51,373)
LME Zinc Base Metal (29) 8/2025 USD (1,990,386) (98,977)
LME Zinc Base Metal (29) 8/2025 USD (1,988,334) (95,596)
NY Harbor ULSD (165) 8/2025 USD (15,604,974) 775,493
RBOB Gasoline (485) 8/2025 USD (41,599,614) 569,237
Cocoa (34) 9/2025 GBP (2,771,737) 239,370
LME Aluminum Base Metal (3) 9/2025 USD (194,842) (11,100)
LME Aluminum Base Metal (11) 9/2025 USD (714,742) (37,720)
LME Aluminum Base Metal (13) 9/2025 USD (843,213) (7,022)
LME Aluminum Base Metal (14) 9/2025 USD (909,192) (11,828)
LME Aluminum Base Metal (16) 9/2025 USD (1,039,024) (59,066)
LME Aluminum Base Metal (18) 9/2025 USD (1,169,352) (54,299)
LME Aluminum Base Metal (27) 9/2025 USD (1,754,453) (83,224)
LME Aluminum Base Metal (30) 9/2025 USD (1,948,267) (20,846)
LME Aluminum Base Metal (34) 9/2025 USD (2,209,413) (76,853)
LME Aluminum Base Metal (45) 9/2025 USD (2,923,009) (135,377)
LME Aluminum Base Metal (31) 9/2025 USD (2,013,496) (42,753)
LME Aluminum Base Metal (31) 9/2025 USD (2,013,210) (13,791)
LME Aluminum Base Metal (79) 9/2025 USD (5,133,894) (186,902)
LME Aluminum Base Metal (222) 9/2025 USD (14,430,333) (884,989)
LME Copper Base Metal (3) 9/2025 USD (740,376) (13,838)
LME Copper Base Metal (5) 9/2025 USD (1,235,989) (19,957)
LME Copper Base Metal (2) 9/2025 USD (494,429) (15,309)
LME Copper Base Metal (2) 9/2025 USD (494,375) (7,330)
LME Copper Base Metal (2) 9/2025 USD (493,546) (8,343)
LME Copper Base Metal (6) 9/2025 USD (1,480,638) (34,984)
LME Copper Base Metal (9) 9/2025 USD (2,224,861) (63,385)
LME Copper Base Metal (10) 9/2025 USD (2,471,780) (53,399)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (17) 9/2025 USD $ (4,201,941) $ (109,101)
LME Copper Base Metal (22) 9/2025 USD (5,427,813) (7,861)
LME Copper Base Metal (12) 9/2025 USD (2,961,276) (45,908)
LME Copper Base Metal (12) 9/2025 USD (2,966,670) (75,040)
LME Copper Base Metal (168) 9/2025 USD (41,507,256) (1,323,101)
LME Lead Base Metal (2) 9/2025 USD (102,064) (2,694)
LME Lead Base Metal (1) 9/2025 USD (51,053) (1,492)
LME Lead Base Metal (1) 9/2025 USD (51,122) (1,848)
LME Lead Base Metal (1) 9/2025 USD (50,933) (1,686)
LME Lead Base Metal (1) 9/2025 USD (51,074) (1,527)
LME Lead Base Metal (6) 9/2025 USD (306,693) (3,184)
LME Lead Base Metal (7) 9/2025 USD (357,819) (7,137)
LME Lead Base Metal (11) 9/2025 USD (561,949) (14,203)
LME Lead Base Metal (19) 9/2025 USD (967,988) (26,633)
LME Lead Base Metal (46) 9/2025 USD (2,352,175) (75,015)
LME Nickel Base Metal (1) 9/2025 USD (91,070) 967
LME Nickel Base Metal (4) 9/2025 USD (364,866) (4,397)
LME Nickel Base Metal (3) 9/2025 USD (273,165) 6,457
LME Nickel Base Metal (3) 9/2025 USD (273,606) (3,451)
LME Nickel Base Metal (3) 9/2025 USD (273,014) 4,993
LME Nickel Base Metal (9) 9/2025 USD (819,900) (3,594)
LME Nickel Base Metal (6) 9/2025 USD (547,161) (13,245)
LME Nickel Base Metal (6) 9/2025 USD (545,967) 8,598
LME Nickel Base Metal (8) 9/2025 USD (727,875) 10,584
LME Nickel Base Metal (8) 9/2025 USD (728,117) 15,922
LME Nickel Base Metal (24) 9/2025 USD (2,188,200) (10,552)
LME Zinc Base Metal (1) 9/2025 USD (68,770) (948)
LME Zinc Base Metal (1) 9/2025 USD (68,780) (1,931)
LME Zinc Base Metal (3) 9/2025 USD (206,263) (5,680)
LME Zinc Base Metal (2) 9/2025 USD (137,446) (4,252)
LME Zinc Base Metal (2) 9/2025 USD (137,484) (1,343)
LME Zinc Base Metal (9) 9/2025 USD (618,565) (13,339)
LME Zinc Base Metal (6) 9/2025 USD (412,470) (16,501)
LME Zinc Base Metal (6) 9/2025 USD (412,627) (15,021)
LME Zinc Base Metal (14) 9/2025 USD (962,413) (769)
LME Zinc Base Metal (21) 9/2025 USD (1,444,285) (54,296)
LME Zinc Base Metal (24) 9/2025 USD (1,650,816) (80,722)
LME Zinc Base Metal (16) 9/2025 USD (1,099,900) (18,364)
LME Zinc Base Metal (16) 9/2025 USD (1,100,320) (33,928)
LME Zinc Base Metal (297) 9/2025 USD (20,438,649) (772,149)
Total of short contracts (11,971,974)
Net unrealized depreciation $ (8,828,247)
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 26,727,796 $ 26,727,796
JPPC
Cash – 33,999,786 33,999,786
MSCL
Cash – 17,671 17,671

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 270.0%
COMMON STOCKS - 207.0%
Australia - 7 .6%
AGL Energy Ltd. (2)(a) 772,307 4,952,375
ANZ Group Holdings Ltd. (2)(a) 139,649 2,678,019
Aristocrat Leisure Ltd. (2)(a) 186,757 8,001,565
Aurizon Holdings Ltd. (2)(a) 932,674 1,860,367
BHP Group Ltd. (2)(a) 349,164 8,400,047
BlueScope Steel Ltd. (2)(a) 394,977 6,018,872
Brambles Ltd. (2)(a) 271,892 4,199,045
CAR Group Ltd. (2)(a) 30,341 747,216
Cleanaway Waste Management
Ltd. (2)(a) 221,032 396,070
Dyno Nobel Ltd. (2)(a) 1,323,949 2,343,363
Fortescue Ltd. (2)(a) 384,555 3,865,636
GPT Group (The), REIT (2)(a) 650,402 2,076,455
Harvey Norman Holdings Ltd. (2)
(a) 549,610 1,906,845
JB Hi-Fi Ltd. (2)(a) 130,285 9,467,333
Lendlease Corp. Ltd. (2)(a) 510,136 1,807,775
Medibank Pvt Ltd. (2)(a) 390,988 1,298,432
Orica Ltd. (2)(a) 21,625 277,675
Origin Energy Ltd. (2)(a) 96,080 682,930
Pro Medicus Ltd. (2)(a) 62,960 11,782,001
Qantas Airways Ltd. (2)(a) 283,907 2,005,682
QBE Insurance Group Ltd. (2)(a) 516,378 7,951,770
Qube Holdings Ltd. (2)(a) 671,022 1,891,502
REA Group Ltd. (2)(a) 10,529 1,667,361
Scentre Group, REIT (2)(a) 1,147,901 2,696,094
SGH Ltd. (2)(a) 52,673 1,875,903
Tabcorp Holdings Ltd. (2)(a) 734,251 345,262
Technology One Ltd. (2)(a) 72,948 1,966,361
Telstra Group Ltd. (2)(a) 517,427 1,649,879
Vicinity Ltd., REIT (2)(a) 2,826,622 4,614,362
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 16,664 460,686
Wesfarmers Ltd. (2)(a) 90,423 5,046,269
Westpac Banking Corp. (2)(a) 115,259 2,568,723
Worley Ltd. (2)(a) 370,420 3,189,703
Yancoal Australia Ltd. (2)(a) 409,545 1,556,178
112,247,756
Belgium - 0 .9%
Ageas SA/NV (2) 96,252 6,511,218
Anheuser-Busch InBev SA/NV (2)
(a) 17,201 1,183,435
KBC Group NV (2)(a) 39,491 4,075,851
Solvay SA (2)(a) 37,968 1,315,092
Umicore SA (2)(a) 28,170 415,725
13,501,321
Brazil - 0 .4%
Embraer SA, ADR (a) 30,917 1,759,486
Gerdau SA, ADR (a)(b) 89,758 262,093
Yara International ASA (2) 96,040 3,544,134
5,565,713
INVESTMENTS SHARES VALUE ($)
Canada - 9 .2%
Air Canada *(a) 309,468 4,788,317
AltaGas Ltd. (a) 149,351 4,335,484
ARC Resources Ltd. (a) 27,252 574,558
Atco Ltd., Class I (a) 69,733 2,600,361
Bank of Montreal (a) 19,106 2,117,339
Bank of Nova Scotia (The) (a) 129,987 7,187,825
Barrick Mining Corp. (a) 64,979 1,352,785
Bombardier, Inc., Class B *(a) 25,860 2,253,006
CAE, Inc. *(a) 17,792 521,446
Canadian Imperial Bank of
Commerce (a) 88,403 6,275,039
Canadian Tire Corp. Ltd., Class
A (a) 30,071 4,093,896
Capital Power Corp. (a) 141,850 5,708,375
CCL Industries, Inc., Class B (a) 34,907 2,035,590
Celestica, Inc. *(a) 31,337 4,896,097
Cenovus Energy, Inc. (a) 95,309 1,296,916
CGI, Inc. (a) 36,464 3,829,423
Constellation Software, Inc. (a) 486 1,782,042
Descartes Systems Group, Inc.
(The) *(a) 5,900 599,337
Dollarama, Inc. (a) 6,615 932,051
Empire Co. Ltd., Class A (a) 145,623 6,043,074
Fairfax Financial Holdings Ltd. (a) 5,780 10,433,074
Finning International, Inc. (a) 77,837 3,327,828
Fortis, Inc. (a) 26,483 1,264,494
George Weston Ltd. (a) 16,592 3,327,660
iA Financial Corp., Inc. (a) 35,670 3,910,537
IGM Financial, Inc. (a) 65,445 2,067,519
Intact Financial Corp. (a) 3,738 869,203
Kinross Gold Corp. (a) 219,812 3,434,991
Loblaw Cos. Ltd. (a) 18,438 3,049,869
Lundin Gold, Inc. (a) 16,282 859,685
Magna International, Inc. (a) 129,694 5,013,470
Manulife Financial Corp. (a) 270,996 8,664,708
MEG Energy Corp. (a) 86,581 1,635,931
National Bank of Canada (a) 14,694 1,516,285
Northland Power, Inc. (a) 58,503 918,090
Onex Corp. (a) 31,842 2,621,251
Open Text Corp. (a) 222,715 6,507,678
Quebecor, Inc., Class B (a) 16,330 497,065
Saputo, Inc. (a) 50,612 1,035,841
Sun Life Financial, Inc. (a) 52,776 3,511,682
Suncor Energy, Inc. (a) 36,172 1,354,972
TFI International, Inc. (a) 6,408 575,226
West Fraser Timber Co. Ltd. (a) 37,622 2,758,901
Whitecap Resources, Inc. (a) 547,744 3,680,454
136,059,375
China - 1 .1%
Autohome, Inc., ADR (a) 90,602 2,336,626
BOC Hong Kong Holdings Ltd. (2) 634,000 2,759,956
Qifu Technology, Inc., ADR (a)(b) 18,578 805,542
Wilmar International Ltd. (2) 787,500 1,777,608
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,970,900 8,674,716
16,354,448

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2 .1%
AP Moller - Maersk A/S, Class B
(2)(a) 2,145 3,989,053
Carlsberg A/S, Class B (2)(a) 9,442 1,337,775
Danske Bank A/S (2)(a) 94,593 3,863,539
Demant A/S (2)*(a) 19,529 815,952
Genmab A/S (2)*(a) 6,680 1,387,225
ISS A/S (2)(a) 220,475 6,153,636
Jyske Bank A/S (Registered) (2) 27,775 2,810,585
Pandora A/S (2)(a) 27,911 4,917,789
ROCKWOOL A/S, Class B (2)(a) 125,450 5,880,129
Royal Unibrew A/S (a) 5,718 467,190
31,622,873
Finland - 1 .6%
Elisa OYJ (2)(a) 5,871 326,319
Fortum OYJ (2)(a) 368,534 6,910,677
Kone OYJ, Class B (2)(a) 12,264 807,961
Nokia OYJ (2)(a) 1,781,166 9,241,808
Nordea Bank Abp (2)(a) 198,788 2,949,559
Orion OYJ, Class B (2)(a) 3,728 280,471
Valmet OYJ (2)(a) 61,264 1,898,694
Wartsila OYJ Abp (2)(a) 55,654 1,315,347
23,730,836
France - 6 .8%
Amundi SA (2)(a)(c) 41,009 3,324,017
Arkema SA (2)(a) 5,000 369,218
AXA SA (2)(a) 37,712 1,851,849
BNP Paribas SA (2)(a) 101,225 9,080,055
Bouygues SA (2)(a) 219,580 9,930,444
Carrefour SA (2)(a) 116,269 1,640,117
Cie de Saint-Gobain SA (2)(a) 96,290 11,311,692
Credit Agricole SA (2)(a) 361,872 6,845,999
Dassault Aviation SA (2)(a) 3,792 1,340,745
Eiffage SA (2)(a) 81,455 11,445,510
Engie SA (2)(a) 200,229 4,705,943
Forvia SE (2)*(a) 34,858 355,129
Gaztransport Et Technigaz SA (2)
(a) 14,690 2,906,023
Ipsen SA (2)(a) 11,436 1,362,231
Orange SA (2)(a) 252,248 3,841,280
Rexel SA (2)(a) 90,412 2,788,549
Safran SA (2)(a) 12,301 4,011,654
Societe Generale SA (2)(a) 244,676 13,996,498
Sodexo SA (2)(a) 4,029 247,971
SPIE SA (2)(a) 9,372 526,992
Teleperformance SE (2)(a) 14,983 1,455,259
TotalEnergies SE (2)(a) 30,805 1,882,884
Valeo SE (2)(a) 192,731 2,115,570
Vinci SA (2)(a) 10,279 1,515,848
Vivendi SE (2)(a) 207,579 716,056
Worldline SA (2)*(a)(c) 89,987 380,495
99,948,028
Germany - 6 .4%
Allianz SE (Registered) (2)(a) 17,355 7,043,241
Aroundtown SA (2)*(a) 668,414 2,458,972
Aurubis AG (2)(a) 42,986 4,476,556
BASF SE (2)(a) 19,338 956,448
Bechtle AG (2)(a) 55,964 2,627,139
INVESTMENTS SHARES VALUE ($)
Germany - 6.4% (continued)
Beiersdorf AG (2)(a) 18,608 2,338,988
Brenntag SE (2)(a) 4,875 322,969
Commerzbank AG (2)(a) 143,919 4,535,323
Continental AG (2)(a) 27,621 2,410,699
CTS Eventim AG & Co. KGaA (2)
(a) 8,921 1,109,332
Deutsche Bank AG (Registered)
(2)(a) 373,292 11,066,402
Deutsche Lufthansa AG
(Registered) (2)(a) 127,774 1,084,755
Evonik Industries AG (2)(a) 170,095 3,513,922
Freenet AG (2)(a) 68,940 2,247,407
GEA Group AG (2)(a) 22,364 1,567,719
Hannover Rueck SE (2)(a) 4,420 1,392,801
Heidelberg Materials AG (2)(a) 72,139 16,988,503
HUGO BOSS AG (2)(a) 54,250 2,513,779
KION Group AG (2)(a) 15,216 849,932
Knorr-Bremse AG (2)(a) 26,106 2,532,203
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,526 3,588,222
RWE AG (2)(a) 111,372 4,654,035
Talanx AG (2)(a) 38,218 4,954,648
TeamViewer SE (2)*(a)(c) 23,417 264,270
thyssenkrupp AG (2)(a) 463,138 4,991,795
Zalando SE (2)*(a)(c) 140,946 4,650,843
95,140,903
Hong Kong - 0 .8%
CK Asset Holdings Ltd. (2)(a) 131,872 582,719
CLP Holdings Ltd. (2)(a) 58,000 489,854
Sun Hung Kai Properties Ltd. (2)(a) 298,000 3,433,868
Swire Pacific Ltd., Class A (2)(a) 149,500 1,281,530
WH Group Ltd. (2)(a)(c) 6,918,000 6,667,514
12,455,485
Italy - 5 .3%
A2A SpA (2)(a) 1,916,168 5,161,233
Azimut Holding SpA (2)(a) 123,536 3,963,211
Banca Monte dei Paschi di Siena
SpA (2)(a) 287,482 2,438,295
BPER Banca SpA (2)(a) 500,387 4,541,652
Buzzi SpA (2)(a) 100,416 5,569,080
Coca-Cola HBC AG (2)(a) 120,624 6,301,716
Eni SpA (2)(a) 333,951 5,394,685
Generali (2)(a) 195,523 6,955,051
Hera SpA (2)(a) 670,077 3,236,741
Italgas SpA (2)(a) 266,196 2,258,066
Leonardo SpA (2)(a) 201,061 11,345,244
Nexi SpA (2)(a)(c) 91,772 548,091
Pirelli & C SpA (2)(a)(c) 45,407 312,994
Poste Italiane SpA (2)(a)(c) 89,314 1,918,988
Prysmian SpA (2)(a) 63,562 4,500,140
Telecom Italia SpA (2)*(a) 2,580,001 1,274,819
Unipol Assicurazioni SpA (2) 605,328 11,988,383
77,708,389

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 24 .2%
ABC-Mart, Inc. (2)(a) 72,000 1,479,156
Advantest Corp. (2)(a) 24,400 1,808,798
Air Water, Inc. (2)(a) 6,100 91,028
Aisin Corp. (2)(a) 24,000 307,018
Amada Co. Ltd. (2)(a) 201,900 2,203,335
Asahi Group Holdings Ltd. (2)(a) 242,600 3,242,868
Asahi Kasei Corp. (2)(a) 237,900 1,693,555
Bandai Namco Holdings, Inc. (2)(a) 86,800 3,110,844
Brother Industries Ltd. (2)(a) 147,300 2,540,984
Canon, Inc. (2)(a) 37,900 1,099,241
Central Japan Railway Co. (2)(a) 225,700 5,045,430
Chubu Electric Power Co., Inc. (2)
(a) 286,900 3,550,225
Chugai Pharmaceutical Co. Ltd.
(2)(a) 20,500 1,070,465
Concordia Financial Group Ltd.
(2)(a) 65,900 427,676
Dai Nippon Printing Co. Ltd. (2)(a) 148,000 2,246,616
Dai-ichi Life Holdings, Inc. (2)(a) 657,600 4,999,474
Daito Trust Construction Co. Ltd.
(2)(a) 23,400 2,548,692
Daiwa House Industry Co. Ltd. (2)
(a) 67,400 2,316,053
Ebara Corp. (2)(a) 22,900 439,169
ENEOS Holdings, Inc. (2)(a) 215,000 1,065,719
Fujikura Ltd. (2)(a) 45,100 2,372,505
Hakuhodo DY Holdings, Inc. (2)(a) 39,800 329,681
Haseko Corp. (2)(a) 72,400 1,087,447
Hikari Tsushin, Inc. (2)(a) 9,600 2,834,558
Hirose Electric Co. Ltd. (2)(a) 14,400 1,738,051
Hitachi Construction Machinery
Co. Ltd. (2)(a) 35,800 1,066,812
Hoya Corp. (2)(a) 15,700 1,864,565
Idemitsu Kosan Co. Ltd. (2)(a) 412,700 2,502,771
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,360,855
Inpex Corp. (2)(a) 556,900 7,817,299
Isuzu Motors Ltd. (2)(a) 52,000 658,733
ITOCHU Corp. (2)(a) 24,000 1,256,760
Japan Post Bank Co. Ltd. (2)(a) 571,300 6,158,916
Japan Post Holdings Co. Ltd. (2)(a) 151,000 1,398,595
Japan Post Insurance Co. Ltd. (2) 191,200 4,328,817
Japan Real Estate Investment
Corp., REIT (2)(a) 615 503,477
Japan Tobacco, Inc. (2)(a) 24,000 707,026
Kajima Corp. (2)(a) 15,400 401,658
Kansai Electric Power Co., Inc.
(The) (2)(a) 53,000 628,571
Kansai Paint Co. Ltd. (2)(a) 30,300 415,434
Kao Corp. (2)(a) 7,700 345,003
Kawasaki Kisen Kaisha Ltd. (2)(a) 214,700 3,040,595
KDDI Corp. (2)(a) 164,300 2,821,127
Keyence Corp. (2)(a) 1,500 599,742
Kinden Corp. (2)(a) 133,000 3,907,338
Kirin Holdings Co. Ltd. (2)(a) 149,600 2,096,439
Kobe Steel Ltd. (2)(a) 86,100 939,898
Komatsu Ltd. (2)(a) 110,400 3,642,487
Konami Group Corp. (2)(a) 18,200 2,877,452
Kose Corp. (2)(a) 14,200 557,333
Kuraray Co. Ltd. (2)(a) 147,300 1,873,110
Kyocera Corp. (2)(a) 185,300 2,225,519
INVESTMENTS SHARES VALUE ($)
Japan - 24.2% (continued)
Kyushu Electric Power Co., Inc.
(2)(a) 72,700 649,999
LY Corp. (2)(a) 558,300 2,055,998
M3, Inc. (2)(a) 56,600 777,498
Makita Corp. (2)(a) 93,600 2,882,690
Mazda Motor Corp. (2)(a) 559,000 3,362,495
McDonald's Holdings Co. Japan
Ltd. (2)(a) 6,300 260,581
Medipal Holdings Corp. (2)(a) 135,300 2,194,290
MEIJI Holdings Co. Ltd. (2)(a) 51,000 1,127,804
MINEBEA MITSUMI, Inc. (2)(a) 34,600 505,981
MISUMI Group, Inc. (2)(a) 188,900 2,523,418
Mitsubishi Electric Corp. (2)(a) 349,300 7,513,085
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 25,800 396,149
Mitsubishi HC Capital, Inc. (2)(a) 392,700 2,891,343
Mitsubishi Motors Corp. (2)(a) 259,600 734,009
Mitsui & Co. Ltd. (2)(a) 63,400 1,292,091
Mitsui Chemicals, Inc. (2)(a) 18,100 418,485
Mizuho Financial Group, Inc. (2)(a) 133,300 3,700,398
MS&AD Insurance Group
Holdings, Inc. (2)(a) 191,100 4,272,157
Murata Manufacturing Co. Ltd. (2)
(a) 224,600 3,319,743
NGK Insulators Ltd. (2)(a) 266,200 3,341,237
NH Foods Ltd. (2)(a) 9,400 325,532
Nintendo Co. Ltd. (2)(a) 68,500 6,578,044
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 128,400 2,575,757
Nippon Steel Corp. (2)(a) 77,000 1,456,219
Nippon Yusen KK (2)(a) 179,700 6,464,701
Nisshin Seifun Group, Inc. (2)(a) 64,900 775,820
Nitto Denko Corp. (2)(a) 285,200 5,507,632
Nomura Holdings, Inc. (2)(a) 798,300 5,260,559
Nomura Real Estate Holdings, Inc.
(2)(a) 92,500 541,793
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 266 271,790
Obayashi Corp. (2)(a) 152,600 2,312,168
Obic Co. Ltd. (2)(a) 46,500 1,808,156
Oji Holdings Corp. (2)(a) 1,281,400 6,450,800
Ono Pharmaceutical Co. Ltd. (2)(a) 38,600 418,338
Open House Group Co. Ltd. (2)(a) 52,600 2,378,690
Oracle Corp. Japan (2)(a) 18,300 2,181,188
Orix JREIT, Inc., REIT (2)(a) 503 656,186
Osaka Gas Co. Ltd. (2)(a) 270,000 6,925,481
Otsuka Corp. (2)(a) 153,200 3,120,898
Otsuka Holdings Co. Ltd. (2)(a) 87,100 4,318,357
Pan Pacific International Holdings
Corp. (2)(a) 22,600 777,329
Panasonic Holdings Corp. (2)(a) 921,700 9,861,567
Persol Holdings Co. Ltd. (2)(a) 1,284,100 2,506,174
Recruit Holdings Co. Ltd. (2)(a) 69,600 4,092,942
Ricoh Co. Ltd. (2)(a) 211,900 1,999,786
Ryohin Keikaku Co. Ltd. (2)(a) 168,300 8,071,458
Santen Pharmaceutical Co. Ltd.
(2)(a) 120,400 1,381,643
Sanwa Holdings Corp. (2)(a) 62,100 2,059,587
SCREEN Holdings Co. Ltd. (2)(a) 23,000 1,870,163
SCSK Corp. (2)(a) 69,300 2,087,849

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 24.2% (continued)
Sega Sammy Holdings, Inc. (2)(a) 39,300 940,688
Sekisui Chemical Co. Ltd. (2)(a) 221,100 4,004,272
Sharp Corp. (2)*(a) 208,000 1,011,164
Shimamura Co. Ltd. (2)(a) 112,700 7,907,716
Shionogi & Co. Ltd. (2)(a) 271,800 4,893,020
Skylark Holdings Co. Ltd. (2)(a) 79,900 1,672,830
Sohgo Security Services Co. Ltd.
(2)(a) 295,500 2,068,915
Sompo Holdings, Inc. (2)(a) 218,100 6,572,400
Square Enix Holdings Co. Ltd. (2)
(a) 144,100 10,778,570
Subaru Corp. (2)(a) 320,000 5,547,646
Sugi Holdings Co. Ltd. (2)(a) 37,000 845,827
Sumitomo Corp. (2)(a) 136,500 3,522,618
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 62,300 1,568,774
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 139,700 3,715,661
Suntory Beverage & Food Ltd. (2)
(a) 109,600 3,504,947
T&D Holdings, Inc. (2)(a) 116,500 2,557,188
Takeda Pharmaceutical Co. Ltd.
(2)(a) 96,600 2,982,332
TBS Holdings, Inc. (2)(a) 88,200 3,092,350
TDK Corp. (2)(a) 145,500 1,698,357
TIS, Inc. (2)(a) 27,900 934,920
Toei Animation Co. Ltd. (2)(a) 22,300 508,507
Toho Co. Ltd. (2)(a) 24,500 1,445,398
Tohoku Electric Power Co., Inc.
(2)(a) 210,400 1,536,199
Tokyo Century Corp. (2)(a) 147,000 1,654,956
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 669,100 2,227,249
Tokyo Gas Co. Ltd. (2)(a) 134,900 4,487,058
Tokyu Fudosan Holdings Corp. (2)
(a) 119,200 851,830
TOPPAN Holdings, Inc. (2)(a) 233,000 6,329,917
Toray Industries, Inc. (2)(a) 385,400 2,638,160
Tosoh Corp. (2)(a) 253,900 3,715,494
TOTO Ltd. (2)(a) 32,600 820,899
Toyo Suisan Kaisha Ltd. (2)(a) 36,500 2,426,050
Toyota Industries Corp. (2)(a) 25,600 2,889,286
Toyota Tsusho Corp. (2)(a) 218,300 4,944,768
Welcia Holdings Co. Ltd. (2)(a) 26,100 459,867
Yamazaki Baking Co. Ltd. (2)(a) 28,600 640,213
Yokogawa Electric Corp. (2)(a) 55,700 1,487,962
Zensho Holdings Co. Ltd. (2)(a) 36,300 2,197,106
ZOZO, Inc. (2)(a) 94,400 1,019,964
358,002,056
Luxembourg - 0 .4%
ArcelorMittal SA (2)(a) 186,720 5,929,165
Mexico - 0 .1%
Grupo Aeroportuario del Sureste
SAB de CV, ADR 4,211 1,342,762
INVESTMENTS SHARES VALUE ($)
Netherlands - 2 .7%
Aalberts NV (2)(a) 16,072 583,724
ABN AMRO Bank NV, CVA (2)(a)
(c) 331,705 9,057,519
ASR Nederland NV (2)(a) 25,069 1,665,724
EXOR NV (2)(a) 4,464 450,630
Koninklijke Ahold Delhaize NV (2)
(a) 245,033 10,234,159
Koninklijke KPN NV (2)(a) 339,583 1,656,551
NN Group NV (2)(a) 148,991 9,913,727
NXP Semiconductors NV (a) 9,843 2,150,597
Randstad NV (2)(a) 33,633 1,554,549
Wolters Kluwer NV (2)(a) 14,580 2,438,332
39,705,512
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 4,038 477,814
Norway - 0 .9%
Equinor ASA (2)(a) 135,899 3,432,001
Kongsberg Gruppen ASA (a) 221,135 8,574,976
Norsk Hydro ASA (2)(a) 200,694 1,149,254
13,156,231
Singapore - 0 .9%
Genting Singapore Ltd. (2) 7,518,300 4,228,587
Jardine Cycle & Carriage Ltd. (2) 14,400 276,216
Oversea-Chinese Banking Corp.
Ltd. (2) 166,200 2,131,235
Singapore Airlines Ltd. (2) 212,900 1,167,704
STMicroelectronics NV (2) 129,622 3,974,469
United Overseas Bank Ltd. (2) 72,400 2,049,189
13,827,400
South Africa - 0 .2%
Gold Fields Ltd., ADR (a)(b) 27,412 648,842
Harmony Gold Mining Co. Ltd.,
ADR 114,584 1,600,739
2,249,581
Spain - 3 .1%
Acciona SA (2)(a) 5,811 1,048,097
Acerinox SA (2)(a) 196,168 2,504,576
ACS Actividades de Construccion
y Servicios SA (2)(a) 83,625 5,812,574
Aena SME SA (2)(a)(c) 102,540 2,737,180
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 467,146 7,193,240
Banco Santander SA (2)(a) 1,459,169 12,083,201
CaixaBank SA (2)(a) 101,481 879,314
Endesa SA (a) 41,396 1,311,221
Industria de Diseno Textil SA (2)(a) 74,564 3,889,762
Mapfre SA (2)(a) 976,568 4,000,218
Repsol SA (2)(a) 281,363 4,115,327
45,574,710
Sweden - 3 .2%
AAK AB (2)(a) 17,495 459,678
Alfa Laval AB (2)(a) 10,625 447,510
Asmodee Group AB, Class B
(2)*(a) 76,355 1,014,107
Billerud Aktiebolag (2)(a) 56,729 587,764

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.2% (continued)
Boliden AB (2)*(a) 39,932 1,247,854
Embracer Group AB (2)*(a) 245,193 2,798,687
Essity AB, Class B (2)(a) 168,594 4,668,178
Evolution AB (2)(a)(c) 3,532 280,522
Getinge AB, Class B (2)(a) 123,928 2,489,805
Sandvik AB (2)(a) 79,595 1,827,689
Securitas AB, Class B (2)(a) 262,236 3,926,284
Skandinaviska Enskilda Banken
AB, Class A (2)(a) 69,843 1,217,401
Skanska AB, Class B (2)(a) 56,237 1,310,019
SKF AB, Class B (2)(a) 235,565 5,410,999
SSAB AB, Class B (2)(a) 406,437 2,405,783
Swedbank AB, Class A (2)(a) 94,513 2,503,303
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 904,068 7,725,554
Telia Co. AB (2)(a) 129,802 466,875
Trelleborg AB, Class B (2)(a) 70,114 2,611,824
Volvo AB, Class B (2)(a) 93,527 2,631,627
Volvo Car AB, Class B (2)*(a) 319,189 584,760
46,616,223
Switzerland - 2 .8%
ABB Ltd. (Registered) (2)(a) 24,049 1,441,229
Adecco Group AG (Registered)
(2)(a) 89,196 2,657,858
BKW AG (2)(a) 15,569 3,413,498
DKSH Holding AG (2)(a) 4,460 346,915
Flughafen Zurich AG (Registered)
(2)(a) 16,174 4,611,599
Geberit AG (Registered) (2)(a) 4,720 3,717,212
Georg Fischer AG (Registered)
(2)(a) 14,916 1,220,796
Helvetia Holding AG (Registered)
(2)(a) 11,232 2,637,007
Logitech International SA
(Registered) (2)(a) 40,334 3,657,668
Schindler Holding AG (2)(a) 7,823 2,913,052
SGS SA (Registered) (2)(a) 14,111 1,432,770
Sonova Holding AG (Registered)
(2)(a) 2,860 852,925
Swiss Prime Site AG (Registered)
(2)(a) 12,070 1,811,999
Swisscom AG (Registered) (2)(a) 6,270 4,452,255
TE Connectivity plc (a) 11,769 1,985,077
Tecan Group AG (Registered) (2)
(a) 4,337 887,554
Temenos AG (Registered) (2)(a) 11,188 803,691
Zurich Insurance Group AG (2)(a) 4,224 2,955,631
41,798,736
United Kingdom - 9 .6%
Anglogold Ashanti plc (a) 11,749 535,402
Auto Trader Group plc (2)(a)(c) 88,414 1,001,447
Barclays plc (2)(a) 2,604,093 12,032,915
Beazley plc (2)(a) 166,459 2,137,337
British American Tobacco plc (2)(a) 81,891 3,893,620
BT Group plc (2)(a) 3,833,471 10,207,471
Centrica plc (2)(a) 5,172,056 11,475,619
CK Hutchison Holdings Ltd. (2)(a) 787,500 4,849,174
Compass Group plc (2)(a) 69,009 2,337,473
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.6% (continued)
DCC plc (2) 78,352 5,085,094
easyJet plc (2)(a) 342,454 2,506,185
Harbour Energy plc (2)(a) 27,469 73,636
Hikma Pharmaceuticals plc (2)(a) 14,939 407,671
Howden Joinery Group plc (2)(a) 64,897 763,157
HSBC Holdings plc (2)(a) 153,008 1,850,814
Imperial Brands plc (2)(a) 155,300 6,135,929
Inchcape plc (2)(a) 87,723 874,062
InterContinental Hotels Group plc
(2)(a) 35,161 4,020,140
Intertek Group plc (2)(a) 7,256 472,646
Investec plc (a) 124,465 931,116
ITV plc (2)(a) 348,118 394,380
J Sainsbury plc (2)(a) 558,845 2,224,127
JD Sports Fashion plc (2)(a) 2,979,043 3,632,869
Just Eat Takeaway.com NV (2)*(a)
(c) 132,791 3,040,398
Kingfisher plc (2)(a) 1,333,929 5,327,175
Lloyds Banking Group plc (2)(a) 3,121,548 3,282,364
Man Group plc (2)(a) 350,309 813,796
Marks & Spencer Group plc (2)(a) 1,396,051 6,794,613
NatWest Group plc (2)(a) 945,564 6,640,653
Next plc (2)(a) 12,996 2,219,639
Pearson plc (2)(a) 189,537 2,792,071
Rightmove plc (2)(a) 43,343 469,120
Rolls-Royce Holdings plc (2)(a) 393,036 5,208,768
Sage Group plc (The) (2)(a) 22,886 393,017
Schroders plc (2)(a) 251,376 1,250,124
Standard Chartered plc (2)(a) 557,915 9,232,683
Subsea 7 SA (2)(a) 65,726 1,233,792
Tesco plc (2)(a) 930,791 5,131,938
Travis Perkins plc (2)(a) 127,554 1,063,454
Vodafone Group plc (2)(a) 7,895,121 8,451,347
141,187,236
United States - 116 .7%
3M Co. (a) 54,785 8,340,468
A O Smith Corp. (a)(b) 37,268 2,443,663
Abbott Laboratories (a) 30,129 4,097,845
AbbVie, Inc. (a) 19,124 3,549,797
Abercrombie & Fitch Co., Class
A *(a) 19,284 1,597,679
Acuity, Inc. (a) 12,774 3,810,995
Adobe, Inc. *(a) 22,962 8,883,539
ADT, Inc. (a) 699,807 5,927,365
AES Corp. (The) (a)(b) 223,519 2,351,420
Airbnb, Inc., Class A *(a)(b) 35,859 4,745,580
Akamai Technologies, Inc. *(a)(b) 35,687 2,846,395
Albertsons Cos., Inc., Class A (a)
(b) 276,983 5,957,904
Align Technology, Inc. *(a) 9,908 1,875,882
Allegion plc (a) 2,824 406,995
ALLETE, Inc. (a) 33,220 2,128,405
Allison Transmission Holdings, Inc.
(a)(b) 62,491 5,936,020
Allstate Corp. (The) (a) 27,388 5,513,478
Alphabet, Inc., Class A (a)(b) 39,450 6,952,274
Altria Group, Inc. (a)(b) 254,420 14,916,646
Amcor plc (a) 177,803 1,634,010
Amdocs Ltd. (a) 64,791 5,911,531

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
American Electric Power Co., Inc.
(a)(b) 44,368 4,603,624
American Water Works Co., Inc.
(a)(b) 10,493 1,459,681
Ameriprise Financial, Inc. (a) 11,538 6,158,177
Amgen, Inc. (a)(b) 10,645 2,972,190
Amkor Technology, Inc. (a)(b) 353,881 7,427,962
Amrize Ltd. *(a) 84,142 4,197,291
Applied Industrial Technologies,
Inc. (a) 6,517 1,514,877
Applied Materials, Inc. (a) 12,635 2,313,089
AppLovin Corp., Class A *(a)(b) 6,732 2,356,739
Aramark (a)(b) 92,188 3,859,912
Arch Capital Group Ltd. (a) 37,599 3,423,389
Archer-Daniels-Midland Co. (a) 75,344 3,976,656
Arista Networks, Inc. *(a) 89,754 9,182,732
Armstrong World Industries, Inc.
(a) 8,375 1,360,435
Arrow Electronics, Inc. *(a) 35,581 4,534,087
ASGN, Inc. *(a)(b) 15,509 774,364
Associated Banc-Corp. (a) 47,352 1,154,915
Assurant, Inc. (a)(b) 22,830 4,508,697
Assured Guaranty Ltd. (a) 22,946 1,998,597
AT&T, Inc. (a) 482,514 13,963,956
ATI, Inc. *(a) 12,083 1,043,246
Atlassian Corp., Class A *(a) 6,263 1,271,953
Autodesk, Inc. *(a) 5,467 1,692,419
AutoNation, Inc. *(a)(b) 11,705 2,325,198
AvalonBay Communities, Inc.,
REIT (a) 14,058 2,860,803
Avantor, Inc. *(a)(b) 437,257 5,885,479
Avient Corp. (a)(b) 74,468 2,406,061
Avnet, Inc. (a)(b) 122,925 6,524,859
Axalta Coating Systems Ltd. *(a) 59,690 1,772,196
Axis Capital Holdings Ltd. (a) 48,082 4,991,873
Bank of New York Mellon Corp.
(The) (a)(b) 82,037 7,474,391
Bank OZK 101,023 4,754,142
Belden, Inc. (a)(b) 6,401 741,236
Best Buy Co., Inc. (a)(b) 90,219 6,056,401
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 1,211 292,239
Black Hills Corp. (a) 64,562 3,621,928
BOK Financial Corp. 6,886 672,280
Booking Holdings, Inc. (a) 1,829 10,588,520
BorgWarner, Inc. (a) 89,513 2,996,895
Boston Beer Co., Inc. (The), Class
A *(a)(b) 9,572 1,826,433
Brink's Co. (The) (a)(b) 16,979 1,516,055
Bristol-Myers Squibb Co. (a) 150,402 6,962,109
Brixmor Property Group, Inc., REIT
(a) 138,456 3,605,394
Bunge Global SA (a) 59,972 4,814,552
BWX Technologies, Inc. (a)(b) 27,844 4,011,207
Cabot Corp. (a)(b) 24,513 1,838,475
CACI International, Inc., Class A
*(a) 904 430,937
Camden Property Trust, REIT (a) 9,912 1,116,983
Capital One Financial Corp. (a) 42,319 9,003,790
Cardinal Health, Inc. (a) 63,756 10,711,008
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Carnival Corp. *(a) 131,579 3,700,001
Carter's, Inc. (a)(b) 49,851 1,502,011
CBRE Group, Inc., Class A *(a) 42,521 5,958,043
Cencora, Inc. (a) 30,298 9,084,855
Centene Corp. *(a) 52,103 2,828,151
CF Industries Holdings, Inc. (a)(b) 7,873 724,316
Charles River Laboratories
International, Inc. *(a) 17,454 2,648,295
Charter Communications, Inc.,
Class A *(a)(b) 5,774 2,360,469
Chevron Corp. (a)(b) 37,594 5,383,085
Chubb Ltd. (a) 12,509 3,624,107
Ciena Corp. *(a) 44,376 3,609,100
Cigna Group (The) (a) 20,521 6,783,832
Cincinnati Financial Corp. (a) 18,236 2,715,705
Cintas Corp. (a)(b) 26,014 5,797,740
Cirrus Logic, Inc. *(a) 59,972 6,252,381
Cisco Systems, Inc. (a) 10,142 703,652
Citigroup, Inc. (a) 47,616 4,053,074
Citizens Financial Group, Inc. (a) 124,968 5,592,318
Clarivate plc *(a)(b) 70,445 302,914
Clean Harbors, Inc. *(a) 8,522 1,970,116
CME Group, Inc. (a) 8,215 2,264,218
CNA Financial Corp. (a) 42,965 1,999,161
CNO Financial Group, Inc. 162,262 6,260,068
Coca-Cola Consolidated, Inc. (a) 48,530 5,418,375
Cognizant Technology Solutions
Corp., Class A (a)(b) 47,020 3,668,971
Colgate-Palmolive Co. (a) 27,118 2,465,026
Columbia Sportswear Co. (a)(b) 18,609 1,136,638
Comcast Corp., Class A (a) 102,605 3,661,972
Commerce Bancshares, Inc. (a)(b) 14,943 929,006
Commercial Metals Co. (a) 66,658 3,260,243
Commvault Systems, Inc. *(a) 29,235 5,096,538
Concentrix Corp. (a)(b) 36,353 1,921,438
Constellation Brands, Inc., Class
A (a)(b) 10,755 1,749,623
Copart, Inc. *(a)(b) 54,103 2,654,834
COPT Defense Properties, REIT
(a) 80,995 2,233,842
Corebridge Financial, Inc. (a)(b) 113,869 4,042,350
Corpay, Inc. *(a) 7,206 2,391,095
Costco Wholesale Corp. (a)(b) 5,707 5,649,588
Crane Co. (a) 6,582 1,249,856
Crown Holdings, Inc. (a) 12,592 1,296,724
CubeSmart, REIT (a) 20,997 892,373
Cummins, Inc. (a) 11,866 3,886,115
Curtiss-Wright Corp. (a) 16,527 8,074,266
CVS Health Corp. (a) 20,957 1,445,614
Darden Restaurants, Inc. (a) 13,075 2,849,958
DENTSPLY SIRONA, Inc. (a) 215,495 3,422,061
Devon Energy Corp. (a) 69,533 2,211,845
Dillard's, Inc., Class A (a) 5,625 2,350,294
Docusign, Inc., Class A *(a)(b) 53,408 4,159,949
Dolby Laboratories, Inc., Class A
(a) 33,294 2,472,412
Domino's Pizza, Inc. (a)(b) 5,981 2,695,039
Donaldson Co., Inc. (a) 39,237 2,721,086
DoorDash, Inc., Class A *(a) 22,536 5,555,349
DoubleVerify Holdings, Inc. *(a)(b) 70,161 1,050,310

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Dover Corp. (a) 16,437 3,011,752
Doximity, Inc., Class A *(a)(b) 139,586 8,562,205
Dropbox, Inc., Class A *(a)(b) 257,604 7,367,474
Duke Energy Corp. (a)(b) 22,568 2,663,024
Duolingo, Inc., Class A *(a) 9,352 3,834,507
DXC Technology Co. *(a) 188,355 2,879,948
East West Bancorp, Inc. (a) 16,165 1,632,342
Eastman Chemical Co. (a)(b) 8,390 626,397
eBay, Inc. (a) 88,285 6,573,701
Edison International (a) 142,742 7,365,487
Elanco Animal Health, Inc. *(a)(b) 135,189 1,930,499
Electronic Arts, Inc. (a) 54,014 8,626,036
Element Solutions, Inc. (a)(b) 142,456 3,226,628
Elevance Health, Inc. (a)(b) 7,360 2,862,746
EMCOR Group, Inc. (a) 12,554 6,715,009
Emerson Electric Co. (a)(b) 11,873 1,583,027
Encompass Health Corp. (a) 6,445 790,350
EnerSys (a)(b) 36,365 3,119,026
Entergy Corp. (a) 61,182 5,085,448
Envista Holdings Corp. *(a)(b) 267,584 5,228,591
EOG Resources, Inc. (a) 29,045 3,474,072
EPAM Systems, Inc. *(a) 1,906 337,019
EPR Properties, REIT (a) 42,692 2,487,236
Equitable Holdings, Inc. (a)(b) 89,058 4,996,154
Equity Residential, REIT (a) 54,732 3,693,863
Esab Corp. (a) 4,023 484,973
Essent Group Ltd. (a) 21,035 1,277,456
Essential Utilities, Inc. (a) 40,891 1,518,692
Etsy, Inc. *(a)(b) 94,995 4,764,949
Euronet Worldwide, Inc. *(a) 36,025 3,652,215
Evercore, Inc., Class A (a) 7,380 1,992,748
Everest Group Ltd. (a) 9,827 3,339,706
Evergy, Inc. (a)(b) 27,536 1,898,056
Exelixis, Inc. *(a)(b) 119,541 5,268,770
Exelon Corp. (a)(b) 101,465 4,405,610
Expedia Group, Inc. (a) 48,011 8,098,495
F5, Inc. *(a)(b) 18,154 5,343,085
Fair Isaac Corp. *(a) 1,084 1,981,509
Fastenal Co. (a)(b) 64,122 2,693,124
Federated Hermes, Inc., Class B
(a)(b) 179,191 7,941,745
Fidelity National Financial, Inc. (a)
(b) 38,682 2,168,513
Fidelity National Information
Services, Inc. (a) 47,353 3,855,008
Fifth Third Bancorp (a) 39,440 1,622,167
First Hawaiian, Inc. (a) 23,069 575,802
First Horizon Corp. (a) 93,690 1,986,228
First Industrial Realty Trust, Inc.,
REIT (a) 36,521 1,757,756
FirstCash Holdings, Inc. (a) 20,855 2,818,345
Fiserv, Inc. *(a)(b) 17,694 3,050,623
Flex Ltd. *(a)(b) 34,731 1,733,772
Flowers Foods, Inc. (a)(b) 185,126 2,958,313
Flowserve Corp. (a) 56,436 2,954,425
Fluor Corp. *(a) 147,394 7,556,890
FNB Corp. (a) 152,775 2,227,460
Fortinet, Inc. *(a) 39,534 4,179,534
Fortune Brands Innovations, Inc.
(a) 104,215 5,364,988
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Fox Corp., Class A (a)(b) 65,282 3,658,403
Franklin Resources, Inc. (a) 80,262 1,914,249
Gaming and Leisure Properties,
Inc., REIT (a) 15,838 739,318
Gap, Inc. (The) (a) 96,816 2,111,557
Garmin Ltd. (a) 8,681 1,811,898
Gartner, Inc. *(a)(b) 7,581 3,064,392
Gates Industrial Corp. plc *(a) 177,728 4,093,076
GE Aerospace (a) 34,452 8,867,600
GE HealthCare Technologies, Inc.
(a) 61,655 4,566,786
Gen Digital, Inc. (a)(b) 71,064 2,089,282
Generac Holdings, Inc. *(a)(b) 9,686 1,387,132
General Dynamics Corp. (a) 11,215 3,270,967
General Motors Co. (a) 143,489 7,061,094
Gilead Sciences, Inc. (a) 47,325 5,246,923
GLOBALFOUNDRIES, Inc. *(a) 7,753 296,165
Globus Medical, Inc., Class A *(a)
(b) 28,779 1,698,537
GoDaddy, Inc., Class A *(a) 19,813 3,567,529
Graco, Inc. (a) 25,930 2,229,202
Graham Holdings Co., Class B (a) 6,932 6,558,850
GRAIL, Inc. *(a)(b) 160,678 8,262,063
Grand Canyon Education, Inc. *(a) 36,050 6,813,450
Greif, Inc., Class A (a) 32,306 2,099,567
H&R Block, Inc. (a) 140,163 7,693,547
Hancock Whitney Corp. (a)(b) 55,223 3,169,800
Hanover Insurance Group, Inc.
(The) (a) 12,675 2,153,102
Hartford Insurance Group, Inc.
(The) (a) 54,765 6,948,036
Henry Schein, Inc. *(a)(b) 13,914 1,016,418
Hewlett Packard Enterprise Co. (a) 120,077 2,455,575
Hexcel Corp. (a) 51,893 2,931,436
HF Sinclair Corp. (a) 70,327 2,889,033
Highwoods Properties, Inc., REIT
(a)(b) 122,740 3,815,987
Holcim AG (2)(a) 84,142 6,248,313
Hologic, Inc. *(a) 27,416 1,786,427
Host Hotels & Resorts, Inc., REIT
(a) 104,454 1,604,413
Houlihan Lokey, Inc., Class A (a)(b) 1,518 273,164
Howmet Aerospace, Inc. (a) 34,699 6,458,525
HP, Inc. (a) 137,815 3,370,955
HubSpot, Inc. *(a) 4,251 2,366,234
Humana, Inc. (a) 12,192 2,980,700
Huntington Bancshares, Inc. (a) 127,165 2,131,285
Huntington Ingalls Industries, Inc.
(a) 7,307 1,764,348
IAC, Inc. *(a)(b) 36,076 1,347,078
IDEXX Laboratories, Inc. *(a)(b) 4,419 2,370,086
Incyte Corp. *(a) 117,876 8,027,356
Ingredion, Inc. (a) 30,126 4,085,688
International Bancshares Corp. 39,763 2,646,625
International Business Machines
Corp. (a) 12,301 3,626,089
Intuit, Inc. (a) 2,837 2,234,506
Invesco Ltd. (a) 378,126 5,963,047
IPG Photonics Corp. *(a)(b) 4,730 324,715
IQVIA Holdings, Inc. *(a) 32,969 5,195,585

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
ITT, Inc. (a) 13,875 2,176,016
Jabil, Inc. (a) 33,876 7,388,356
Jacobs Solutions, Inc. (a) 15,826 2,080,328
Janus Henderson Group plc (a) 160,268 6,224,809
Jazz Pharmaceuticals plc *(a)(b) 34,556 3,667,083
Johnson & Johnson (a) 55,611 8,494,580
Jones Lang LaSalle, Inc. *(a)(b) 17,313 4,428,319
Kilroy Realty Corp., REIT (a) 74,616 2,560,075
Kimberly-Clark Corp. (a)(b) 34,643 4,466,176
Kimco Realty Corp., REIT (a) 83,773 1,760,908
KLA Corp. (a)(b) 3,396 3,041,933
Knife River Corp. *(a)(b) 10,323 842,770
Kohl's Corp. (a)(b) 308,274 2,614,164
Kraft Heinz Co. (The) (a)(b) 66,825 1,725,422
Kroger Co. (The) (a) 154,529 11,084,366
Kyndryl Holdings, Inc. *(a)(b) 21,464 900,629
L3Harris Technologies, Inc. (a)(b) 19,989 5,014,041
Lam Research Corp. (a) 46,045 4,482,020
Lamar Advertising Co., Class A,
REIT (a) 19,863 2,410,574
Landstar System, Inc. (a)(b) 33,221 4,618,383
Lantheus Holdings, Inc. *(a)(b) 7,948 650,623
Leidos Holdings, Inc. (a) 29,134 4,596,180
Lennar Corp., Class A (a) 70,623 7,811,610
Lennox International, Inc. (a) 1,976 1,132,722
Lincoln Electric Holdings, Inc. (a) 2,939 609,313
Lincoln National Corp. (a) 81,787 2,829,830
Lithia Motors, Inc., Class A (a) 3,028 1,022,919
Lockheed Martin Corp. (a) 19,799 9,169,709
Loews Corp. (a) 50,102 4,592,349
Louisiana-Pacific Corp. (a) 4,677 402,175
Lumentum Holdings, Inc. *(a)(b) 24,244 2,304,635
Lyft, Inc., Class A *(a) 266,143 4,194,414
LyondellBasell Industries NV, Class
A (a)(b) 50,259 2,907,986
M&T Bank Corp. (a)(b) 38,305 7,430,787
Macy's, Inc. (a)(b) 147,934 1,724,910
Manhattan Associates, Inc. *(a) 12,123 2,393,929
ManpowerGroup, Inc. (a) 59,037 2,385,095
Markel Group, Inc. *(a)(b) 1,419 2,834,254
Masco Corp. (a) 51,743 3,330,179
Mastercard, Inc., Class A (a) 3,145 1,767,301
Matador Resources Co. (a) 21,538 1,027,793
Match Group, Inc. (a) 105,293 3,252,501
Mattel, Inc. *(a) 340,759 6,719,767
Maximus, Inc. (a)(b) 31,232 2,192,486
McKesson Corp. (a)(b) 11,721 8,588,914
MDU Resources Group, Inc. (a)(b) 85,910 1,432,120
Medical Properties Trust, Inc.,
REIT (a)(b) 296,331 1,277,187
Medpace Holdings, Inc. *(a)(b) 13,711 4,303,334
Medtronic plc (a) 81,859 7,135,649
Merck & Co., Inc. (a) 123,837 9,802,937
Meta Platforms, Inc., Class A (a) 12,818 9,460,838
MetLife, Inc. (a) 37,958 3,052,582
Mettler-Toledo International, Inc.
*(a)(b) 4,288 5,037,199
MGIC Investment Corp. (a) 35,091 976,933
Micron Technology, Inc. (a) 21,056 2,595,152
Microsoft Corp. (a) 13,501 6,715,532
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Mid-America Apartment
Communities, Inc., REIT (a) 24,777 3,667,244
Middleby Corp. (The) *(a)(b) 14,395 2,072,880
MKS, Inc. (a)(b) 26,716 2,654,502
Mohawk Industries, Inc. *(a) 20,729 2,173,228
Molina Healthcare, Inc. *(a)(b) 3,829 1,140,659
Molson Coors Beverage Co., Class
B (a)(b) 132,856 6,389,045
Monolithic Power Systems, Inc. (a) 3,630 2,654,909
Monster Beverage Corp. *(a) 21,988 1,377,328
MSC Industrial Direct Co., Inc.,
Class A (a) 26,518 2,254,560
Mueller Industries, Inc. (a)(b) 31,960 2,539,861
Murphy USA, Inc. (a) 5,966 2,426,969
Natera, Inc. *(a)(b) 12,989 2,194,362
National Fuel Gas Co. (a) 54,872 4,648,207
Neurocrine Biosciences, Inc. *(a) 22,742 2,858,442
New Fortress Energy, Inc. *(a)(b) 327,550 1,087,466
New Jersey Resources Corp. (a)
(b) 21,756 975,104
New York Times Co. (The), Class
A (a) 57,021 3,192,036
NewMarket Corp. (a)(b) 3,107 2,146,502
News Corp., Class A (a) 15,521 461,284
Nexstar Media Group, Inc., Class
A (a)(b) 18,903 3,269,274
NEXTracker, Inc., Class A *(a) 6,627 360,310
NiSource, Inc. (a) 48,798 1,968,511
NNN REIT, Inc., REIT (a) 91,323 3,943,327
Northern Trust Corp. (a) 54,584 6,920,705
Northrop Grumman Corp. (a) 1,571 785,469
Northwestern Energy Group, Inc.
(a)(b) 31,143 1,597,636
NOV, Inc. (a)(b) 110,408 1,372,371
Novartis AG (Registered) (2)(a) 67,605 8,205,699
NRG Energy, Inc. (a)(b) 46,486 7,464,722
Nutanix, Inc., Class A *(a)(b) 25,354 1,938,060
OGE Energy Corp. (a) 12,541 556,570
Old National Bancorp (a)(b) 76,061 1,623,142
Old Republic International Corp.
(a) 131,835 5,067,737
Omega Healthcare Investors, Inc.,
REIT (a)(b) 84,288 3,089,155
Omnicom Group, Inc. (a) 80,795 5,812,392
ON Semiconductor Corp. *(a)(b) 45,280 2,373,125
OneMain Holdings, Inc. (a)(b) 24,064 1,371,648
O'Reilly Automotive, Inc. *(a)(b) 13,995 1,261,369
Ormat Technologies, Inc. (a)(b) 14,004 1,172,975
Oshkosh Corp. (a)(b) 64,859 7,364,091
Otis Worldwide Corp. (a)(b) 13,987 1,384,993
Ovintiv, Inc. (a) 31,701 1,206,223
Owens Corning (a) 25,986 3,573,595
Paramount Global, Class B 140,127 1,807,638
Parker-Hannifin Corp. (a) 3,701 2,585,037
Paychex, Inc. (a)(b) 7,751 1,127,460
PayPal Holdings, Inc. *(a) 62,069 4,612,968
Pegasystems, Inc. (a) 41,350 2,238,276
Penske Automotive Group, Inc. (a) 16,375 2,813,389
Pentair plc (a) 14,911 1,530,763
Performance Food Group Co. *(a) 20,190 1,766,019

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Pfizer, Inc. (a) 258,465 6,265,192
Philip Morris International, Inc. (a) 45,632 8,310,956
Pilgrim's Pride Corp. (a)(b) 58,545 2,633,354
Pinnacle Financial Partners, Inc.
(a)(b) 15,327 1,692,254
Pinnacle West Capital Corp. (a) 12,652 1,131,974
PNC Financial Services Group,
Inc. (The) (a) 22,270 4,151,573
Popular, Inc. (a) 58,053 6,398,021
Portland General Electric Co. (a) 74,567 3,029,657
Post Holdings, Inc. *(a)(b) 2,562 279,335
PPG Industries, Inc. (a) 40,652 4,624,165
Premier, Inc., Class A (a)(b) 88,154 1,933,217
Primerica, Inc. (a)(b) 1,859 508,753
Procore Technologies, Inc. *(a)(b) 8,346 571,033
Procter & Gamble Co. (The) (a)(b) 27,033 4,306,898
Prosperity Bancshares, Inc. (a) 22,174 1,557,502
Public Storage, REIT (a) 3,200 938,944
PulteGroup, Inc. (a) 31,129 3,282,864
PVH Corp. (a) 33,219 2,278,823
Qorvo, Inc. *(a) 42,298 3,591,523
Qualys, Inc. *(a) 32,712 4,673,563
Ralph Lauren Corp., Class A (a) 9,345 2,563,147
Rambus, Inc. *(a)(b) 31,697 2,029,242
Raymond James Financial, Inc. (a) 31,071 4,765,359
Rayonier, Inc., REIT (a)(b) 72,979 1,618,674
Regeneron Pharmaceuticals, Inc.
(a) 12,543 6,585,075
Regions Financial Corp. (a)(b) 253,484 5,961,944
Reinsurance Group of America,
Inc. (a) 27,864 5,527,103
Reliance, Inc. (a)(b) 14,755 4,631,595
RenaissanceRe Holdings Ltd. (a)
(b) 8,457 2,054,205
Republic Services, Inc., Class A (a) 10,048 2,477,937
ResMed, Inc. (a)(b) 9,360 2,414,880
Reynolds Consumer Products,
Inc. (a) 12,056 258,240
RingCentral, Inc., Class A *(a) 216,298 6,132,048
Robert Half, Inc. (a) 78,942 3,240,569
ROBLOX Corp., Class A *(a) 42,995 4,523,074
Roche Holding AG (2)(a) 20,930 6,831,968
Roper Technologies, Inc. (a) 3,383 1,917,620
Royal Gold, Inc. (a) 32,572 5,792,604
Royalty Pharma plc, Class A (a) 109,510 3,945,645
RPM International, Inc. (a)(b) 20,217 2,220,635
RTX Corp. (a)(b) 29,947 4,372,861
Ryder System, Inc. (a) 32,783 5,212,497
Sabra Health Care REIT, Inc.,
REIT (a)(b) 190,449 3,511,880
Salesforce, Inc. (a) 6,005 1,637,503
Sanofi SA (2)(a) 55,210 5,345,085
SBA Communications Corp., REIT
(a) 21,251 4,990,585
Schneider National, Inc., Class B
(a) 182,007 4,395,469
Science Applications International
Corp. (a) 28,196 3,175,152
Seaboard Corp. (a)(b) 55 157,366
SEI Investments Co. (a)(b) 68,670 6,170,686
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Sensata Technologies Holding plc
(a) 136,325 4,104,746
Service Corp. International (a) 31,403 2,556,204
ServiceNow, Inc. *(a)(b) 2,617 2,690,485
Shell plc (2)(a) 124,059 4,328,363
Signify NV (2)(a)(c) 173,133 4,700,992
Silgan Holdings, Inc. (a)(b) 7,294 395,189
Skyworks Solutions, Inc. (a)(b) 70,654 5,265,136
Snap-on, Inc. (a)(b) 10,293 3,202,976
Snowflake, Inc., Class A *(a) 8,529 1,908,534
Solventum Corp. *(a) 72,123 5,469,808
Southern Co. (The) (a)(b) 19,050 1,749,362
Spire, Inc. (a) 3,983 290,719
SS&C Technologies Holdings, Inc.
(a) 27,171 2,249,759
STAG Industrial, Inc., REIT (a) 81,807 2,967,958
Stanley Black & Decker, Inc. (a)(b) 46,747 3,167,109
State Street Corp. (a) 52,559 5,589,124
STERIS plc (a) 3,161 759,335
Stifel Financial Corp. (a) 36,231 3,760,053
Swiss Re AG (2)(a) 17,689 3,059,969
Synchrony Financial (a)(b) 165,538 11,048,007
Synovus Financial Corp. (a) 17,505 905,884
Sysco Corp. (a) 34,047 2,578,720
T. Rowe Price Group, Inc. (a)(b) 94,825 9,150,613
Tapestry, Inc. (a)(b) 46,908 4,118,991
Target Corp. (a) 30,386 2,997,579
Taylor Morrison Home Corp., Class
A *(a) 68,114 4,183,562
TD SYNNEX Corp. (a) 19,694 2,672,476
Teleflex, Inc. (a) 18,937 2,241,383
Tenaris SA (2)(a) 276,374 5,180,544
Tenet Healthcare Corp. *(a) 18,939 3,333,264
Teradata Corp. *(a)(b) 151,923 3,389,402
Teradyne, Inc. (a)(b) 8,644 777,268
Terex Corp. (a)(b) 14,333 669,208
Texas Pacific Land Corp. (a)(b) 1,911 2,018,761
Texas Roadhouse, Inc., Class A
(a)(b) 15,658 2,934,466
Thermo Fisher Scientific, Inc. (a) 5,293 2,146,100
Timken Co. (The) (a)(b) 55,195 4,004,397
Toll Brothers, Inc. (a) 6,870 784,073
TransDigm Group, Inc. (a) 1,278 1,943,378
TransUnion (a)(b) 13,052 1,148,576
Travel + Leisure Co. (a) 110,767 5,716,685
Travelers Cos., Inc. (The) (a) 19,389 5,187,333
Trimble, Inc. *(a) 24,028 1,825,647
TripAdvisor, Inc. *(a)(b) 142,010 1,853,231
Twilio, Inc., Class A *(a)(b) 20,880 2,596,637
Tyler Technologies, Inc. *(a)(b) 1,783 1,057,034
Tyson Foods, Inc., Class A (a) 43,715 2,445,417
Ubiquiti, Inc. (a)(b) 5,371 2,210,972
UFP Industries, Inc. (a) 50,644 5,031,988
UGI Corp. (a)(b) 102,255 3,724,127
U-Haul Holding Co. *(a)(b) 4,250 257,380
UiPath, Inc., Class A *(a) 110,763 1,417,766
Ulta Beauty, Inc. *(a) 3,727 1,743,565
UMB Financial Corp. (a) 14,620 1,537,439
United Airlines Holdings, Inc. *(a) 67,529 5,377,334
United Bankshares, Inc. (a)(b) 27,747 1,010,823

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
United Therapeutics Corp. *(a) 29,003 8,334,012
Universal Display Corp. (a)(b) 20,969 3,238,872
Universal Health Services, Inc.,
Class B (a) 19,160 3,470,834
Unum Group (a) 88,653 7,159,616
US Bancorp (a) 105,529 4,775,187
US Foods Holding Corp. *(a)(b) 50,517 3,890,314
Valero Energy Corp. (a) 26,028 3,498,684
Valley National Bancorp (a) 604,138 5,394,952
Valmont Industries, Inc. (a) 1,504 491,161
Veeva Systems, Inc., Class A *(a) 70,821 20,395,033
Ventas, Inc., REIT (a) 32,222 2,034,819
Veralto Corp. (a) 25,649 2,589,267
VeriSign, Inc. (a) 21,742 6,279,090
Verisk Analytics, Inc., Class A (a)
(b) 6,954 2,166,171
Verizon Communications, Inc. (a) 220,872 9,557,131
Viatris, Inc. (a)(b) 346,491 3,094,165
VICI Properties, Inc., Class A,
REIT (a) 296,177 9,655,370
Virtu Financial, Inc., Class A (a)(b) 16,504 739,214
Voya Financial, Inc. (a)(b) 44,649 3,170,079
W R Berkley Corp. (a) 19,241 1,413,636
Walmart, Inc. (a) 75,073 7,340,638
Walt Disney Co. (The) (a) 31,402 3,894,162
Warner Bros Discovery, Inc. *(a)(b) 290,569 3,329,921
Watts Water Technologies, Inc.,
Class A (a) 7,715 1,897,041
Wayfair, Inc., Class A *(a)(b) 110,838 5,668,255
Webster Financial Corp. (a) 43,726 2,387,440
Welltower, Inc., REIT (a)(b) 29,822 4,584,536
Western Union Co. (The) (a)(b) 140,059 1,179,297
Westinghouse Air Brake
Technologies Corp. (a) 11,129 2,329,856
WEX, Inc. *(a)(b) 6,796 998,264
Williams-Sonoma, Inc. (a) 27,658 4,518,487
Wintrust Financial Corp. (a) 9,841 1,220,087
Woodward, Inc. (a) 24,167 5,923,090
WW Grainger, Inc. (a)(b) 2,029 2,110,647
Wyndham Hotels & Resorts, Inc.
(a)(b) 8,648 702,304
Xcel Energy, Inc. (a) 35,058 2,387,450
YETI Holdings, Inc. *(a)(b) 51,747 1,631,065
Yum! Brands, Inc. (a)(b) 2,770 410,459
Zimmer Biomet Holdings, Inc. (a) 12,775 1,165,208
Zions Bancorp NA (a) 72,378 3,759,313
Zoom Communications, Inc., Class
A *(a) 152,867 11,920,570
1,725,022,166
TOTAL COMMON STOCKS
(Cost $2,487,793,339) 3,059,224,719
PREFERRED STOCKS - 0.0% †
Brazil - 0 .0% †
Cia Energetica de Minas Gerais
(Cost $628,483) 335,036 656,671
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 63.0%
INVESTMENT COMPANIES - 36 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(d)(e) 46,847,357 46,847,357
Limited Purpose Cash Investment
Fund, 4.33% (d)(f) 486,759,261 486,613,234
TOTAL INVESTMENT COMPANIES
(Cost $533,374,216) 533,460,591
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 26 .9%
U.S. Treasury Bills
4.27%, 7/17/2025 (2)(g)(h) $ 14,736,000 14,708,886
4.25%, 7/24/2025 (2)(g)(h) 11,127,000 11,097,391
4.24%, 8/7/2025 (2)(g) 2,376,000 2,365,620
4.28%, 8/14/2025 (2)(g)(h) 39,738,000 39,528,851
4.31%, 8/21/2025 (2)(g)(h) 40,826,000 40,576,241
4.27%, 8/28/2025 (2)(g)(h) 50,976,000 50,620,796
4.22%, 9/4/2025 (2)(g) 12,619,000 12,521,967
4.16%, 9/11/2025 (2)(g) 22,105,000 21,917,218
4.08%, 10/9/2025 (2)(g)(h) 10,306,000 10,186,257
4.18%, 11/6/2025 (2)(g) 3,241,000 3,193,238
4.19%, 11/13/2025 (2)(g)(h) 60,000,000 59,070,047
4.23%, 11/20/2025 (2)(g)(h) 69,961,000 68,818,791
4.24%, 12/11/2025 (2)(g) 8,000,000 7,851,127
4.24%, 12/18/2025 (2)(g)(h) 10,859,000 10,647,668
4.21%, 12/26/2025 (2)(g)(h) 43,960,000 43,066,659
4.20%, 1/2/2026 (2)(g) 793,000 776,432
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $396,987,868) 396,947,189
TOTAL SHORT-TERM INVESTMENTS
(Cost $930,362,084) 930,407,780
TOTAL LONG POSITIONS
(Cost $3,418,783,906) 3,990,289,170
SHARES
SHORT POSITIONS - (183.0)%
COMMON STOCKS - (182.0)%
Australia - ( 7 .0 ) %
ALS Ltd. (2) (65,025) (732,474)
Ampol Ltd. (2) (91,617) (1,552,721)
APA Group (2) (1,082,741) (5,821,645)
Charter Hall Group, REIT (2) (46,083) (583,969)
Cochlear Ltd. (2) (8,145) (1,610,886)
Coles Group Ltd. (2) (113,582) (1,557,450)
Commonwealth Bank of Australia
(2) (72,471) (8,820,321)
Computershare Ltd. (2) (10,028) (263,075)
Dexus, REIT (2) (668,253) (2,932,930)
Endeavour Group Ltd. (2) (1,006,813) (2,657,620)
Evolution Mining Ltd. (2) (71,127) (370,308)
Glencore plc (2) (594,587) (2,316,893)
Goodman Group, REIT (2) (347,875) (7,842,712)
IDP Education Ltd. (2) (571,662) (1,384,161)
Insurance Australia Group Ltd. (2) (140,556) (835,609)
Liontown Resources Ltd. (2) (3,627,208) (1,675,630)
Lynas Rare Earths Ltd. (2) (1,487,702) (8,480,230)
Macquarie Group Ltd. (2) (48,926) (7,358,748)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (7.0)% (continued)
Mineral Resources Ltd. (2) (223,057) (3,169,096)
Mirvac Group, REIT (2) (767,413) (1,113,484)
National Australia Bank Ltd. (2) (60,145) (1,558,826)
NEXTDC Ltd. (2) (330,515) (3,154,886)
Northern Star Resources Ltd. (2) (276,551) (3,415,995)
Pilbara Minerals Ltd. (2) (1,450,295) (1,277,587)
Ramsay Health Care Ltd. (2) (151,327) (3,655,813)
Rio Tinto plc (2) (38,886) (2,263,325)
Santos Ltd. (2) (324,918) (1,638,193)
SEEK Ltd. (2) (31,251) (494,571)
Sonic Healthcare Ltd. (2) (278,884) (4,922,634)
South32 Ltd. (2) (511,246) (976,938)
Telix Pharmaceuticals Ltd. (2) (106,188) (1,705,651)
Transurban Group (2) (37,011) (340,537)
Treasury Wine Estates Ltd. (2) (751,836) (3,868,310)
Whitehaven Coal Ltd. (2) (950,195) (3,391,933)
WiseTech Global Ltd. (2) (20,629) (1,479,426)
Woodside Energy Group Ltd. (2) (347,580) (5,369,037)
Woolworths Group Ltd. (2) (109,169) (2,236,197)
(102,829,821)
Belgium - ( 0 .4 ) %
D'ieteren Group (2) (6,973) (1,501,630)
Elia Group SA/NV (2) (18,104) (2,090,910)
Lotus Bakeries NV (2) (129) (1,243,035)
UCB SA (2) (7,027) (1,382,617)
(6,218,192)
Brazil - ( 0 .4 ) %
MercadoLibre, Inc. (310) (810,225)
NU Holdings Ltd., Class A (249,577) (3,424,197)
Wheaton Precious Metals Corp. (4,609) (414,480)
XP, Inc., Class A (44,322) (895,304)
(5,544,206)
Canada - ( 7 .6 ) %
Agnico Eagle Mines Ltd. (25,842) (3,078,837)
Alimentation Couche-Tard, Inc. (44,093) (2,191,779)
AtkinsRealis Group, Inc. (36,292) (2,545,437)
BCE, Inc. (74,661) (1,655,783)
Boyd Group Services, Inc. (6,861) (1,077,707)
Brookfield Asset Management Ltd.,
Class A (86,300) (4,776,524)
Brookfield Corp., Class A (80,272) (4,968,110)
Brookfield Infrastructure Corp.,
Class A (59,052) (2,457,049)
Brookfield Renewable Corp. (15,509) (508,292)
Cameco Corp. (116,849) (8,677,761)
Canadian National Railway Co. (27,001) (2,813,418)
Canadian Natural Resources Ltd. (8,564) (269,168)
Canadian Pacific Kansas City Ltd. (63,647) (5,056,238)
Canadian Utilities Ltd., Class A (16,234) (449,199)
Capstone Copper Corp. (469,897) (2,884,772)
Colliers International Group, Inc. (2,146) (280,780)
Element Fleet Management Corp. (182,924) (4,581,999)
Emera, Inc. (44,466) (2,036,930)
Enbridge, Inc. (186,433) (8,454,003)
FirstService Corp. (2,408) (420,204)
Franco-Nevada Corp. (7,574) (1,243,488)
Gildan Activewear, Inc. (5,794) (285,498)
INVESTMENTS SHARES VALUE ($)
Canada - (7.6)% (continued)
Keyera Corp. (34,425) (1,125,970)
Nutrien Ltd. (61,817) (3,602,114)
Pan American Silver Corp. (31,795) (902,191)
Pembina Pipeline Corp. (76,798) (2,883,556)
PrairieSky Royalty Ltd. (81,405) (1,411,996)
RB Global, Inc. (25,454) (2,704,190)
Restaurant Brands International,
Inc. (43,609) (2,892,749)
Rogers Communications, Inc.,
Class B (120,874) (3,585,167)
Royal Bank of Canada (46,071) (6,071,865)
Stantec, Inc. (4,398) (478,540)
TC Energy Corp. (119,859) (5,851,460)
Teck Resources Ltd., Class B (151,473) (6,125,660)
Thomson Reuters Corp. (25,589) (5,145,799)
Toromont Industries Ltd. (4,405) (395,908)
Toronto-Dominion Bank (The) (44,763) (3,292,427)
Tourmaline Oil Corp. (44,688) (2,156,050)
WSP Global, Inc. (17,515) (3,572,713)
(112,911,331)
Chile - ( 0 .5 ) %
Antofagasta plc (2) (189,664) (4,715,595)
Lundin Mining Corp. (301,271) (3,168,130)
(7,883,725)
China - ( 0 .5 ) %
H World Group Ltd., ADR (56,691) (1,922,959)
Kanzhun Ltd., ADR (87,752) (1,565,496)
Prosus NV (2) (62,716) (3,518,775)
Tencent Music Entertainment
Group, ADR (17,311) (337,391)
(7,344,621)
Denmark - ( 2 .0 ) %
Coloplast A/S, Class B (2) (24,084) (2,292,868)
DSV A/S (2) (14,292) (3,427,998)
GN Store Nord A/S (2) (89,412) (1,379,467)
Novo Nordisk A/S, Class B (2) (168,043) (11,644,380)
Novonesis Novozymes, Class B (2) (22,738) (1,632,518)
Orsted A/S (2)(c) (80,723) (3,477,436)
Tryg A/S (2) (22,499) (581,626)
Vestas Wind Systems A/S (2) (264,857) (3,978,407)
Zealand Pharma A/S (2) (13,103) (734,844)
(29,149,544)
Finland - ( 1 .3 ) %
Kesko OYJ, Class B (2) (28,203) (695,604)
Metso OYJ (2) (191,106) (2,476,702)
Neste OYJ (2) (310,149) (4,203,186)
Sampo OYJ, Class A (2) (405,615) (4,365,432)
Stora Enso OYJ, Class R (2) (316,798) (3,444,097)
UPM-Kymmene OYJ (2) (153,031) (4,178,974)
(19,363,995)
France - ( 6 .2 ) %
Accor SA (2) (62,794) (3,290,936)
Aeroports de Paris SA (2) (17,953) (2,250,808)
Air Liquide SA (2) (10,237) (2,110,881)
Airbus SE (2) (21,282) (4,452,210)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (6.2)% (continued)
Alstom SA (2) (209,553) (4,891,163)
BioMerieux (2) (8,330) (1,152,178)
Bollore SE (2) (83,902) (527,357)
Bureau Veritas SA (2) (17,105) (583,833)
Capgemini SE (2) (11,599) (1,986,171)
Cie Generale des Etablissements
Michelin SCA (2) (96,516) (3,589,837)
Dassault Systemes SE (2) (167,167) (6,058,405)
Edenred SE (2) (57,058) (1,772,251)
EssilorLuxottica SA (2) (19,780) (5,431,441)
FDJ UNITED (2)(c) (11,830) (464,213)
Getlink SE (2) (90,035) (1,738,038)
Hermes International SCA (2) (421) (1,141,275)
Kering SA (2) (19,087) (4,158,210)
Legrand SA (2) (25,629) (3,435,017)
L'Oreal SA (2) (18,711) (8,014,923)
LVMH Moet Hennessy Louis
Vuitton SE (2) (21,041) (11,012,439)
Pernod Ricard SA (2) (56,471) (5,633,058)
Publicis Groupe SA (2) (26,139) (2,952,263)
Remy Cointreau SA (2) (20,803) (1,063,324)
Renault SA (2) (81,434) (3,757,772)
Sartorius Stedim Biotech (2) (23,919) (5,722,918)
SCOR SE (2) (78,588) (2,610,069)
SEB SA (2) (6,924) (654,570)
SOITEC (2) (9,626) (530,795)
Veolia Environnement SA (2) (28,084) (1,002,652)
(91,989,007)
Germany - ( 4 .6 ) %
adidas AG (2) (20,678) (4,826,864)
Bayerische Motoren Werke AG (2) (50,812) (4,525,284)
Carl Zeiss Meditec AG (2) (31,852) (2,145,025)
Daimler Truck Holding AG (2) (61,245) (2,905,706)
Deutsche Post AG (2) (14,063) (651,396)
Deutsche Telekom AG (Registered)
(2) (53,634) (1,963,198)
E.ON SE (2) (71,146) (1,310,911)
Infineon Technologies AG (2) (72,248) (3,082,970)
LEG Immobilien SE (2) (20,221) (1,799,902)
Mercedes-Benz Group AG (2) (67,119) (3,910,364)
Merck KGaA (2) (16,168) (2,096,316)
MTU Aero Engines AG (2) (8,979) (3,988,952)
Nemetschek SE (2) (5,118) (742,073)
Puma SE (2) (20,077) (548,742)
Rheinmetall AG (2) (1,094) (2,316,762)
SAP SE (2) (25,029) (7,653,354)
Siemens AG (Registered) (2) (36,986) (9,500,156)
Siemens Energy AG (2) (3,954) (462,147)
Siemens Healthineers AG (2)(c) (107,734) (5,980,784)
Symrise AG, Class A (2) (20,922) (2,193,973)
Vonovia SE (2) (125,004) (4,431,815)
Wacker Chemie AG (2) (19,424) (1,424,362)
(68,461,056)
Hong Kong - ( 0 .2 ) %
Prudential plc (2) (223,381) (2,795,893)
INVESTMENTS SHARES VALUE ($)
Ireland - ( 0 .4 ) %
Accenture plc, Class A (4,967) (1,484,587)
Aptiv plc (66,324) (4,524,623)
(6,009,210)
Italy - ( 3 .9 ) %
Amplifon SpA (2) (112,975) (2,653,310)
Brunello Cucinelli SpA (2) (13,911) (1,688,835)
Davide Campari-Milano NV (2) (537,013) (3,615,363)
DiaSorin SpA (2) (11,990) (1,283,290)
ERG SpA (2) (77,977) (1,705,014)
Ferrari NV (2) (3,330) (1,631,403)
FinecoBank Banca Fineco SpA (2) (262,343) (5,819,697)
Infrastrutture Wireless Italiane SpA
(2)(c) (313,163) (3,829,344)
Interpump Group SpA (2) (38,355) (1,596,042)
Intesa Sanpaolo SpA (2) (1,694,359) (9,760,204)
Moncler SpA (2) (35,174) (2,006,378)
Recordati Industria Chimica e
Farmaceutica SpA (2) (22,953) (1,442,711)
Reply SpA (2) (2,185) (377,612)
Snam SpA (2) (1,028,021) (6,223,323)
Terna - Rete Elettrica Nazionale (2) (778,026) (7,998,859)
UniCredit SpA (2) (92,997) (6,238,553)
(57,869,938)
Ivory Coast - ( 0 .1 ) %
Endeavour Mining plc (2) (53,944) (1,657,105)
Japan - ( 20 .4 ) %
Advance Residence Investment
Corp., REIT (2) (580) (602,135)
Aeon Co. Ltd. (2) (191,700) (5,876,142)
Ajinomoto Co., Inc. (2) (20,400) (553,313)
Allegro MicroSystems, Inc. (112,722) (3,853,965)
ANA Holdings, Inc. (2) (195,300) (3,823,985)
Asahi Intecc Co. Ltd. (2) (99,900) (1,580,419)
Asics Corp. (2) (58,600) (1,494,322)
Astellas Pharma, Inc. (2) (290,300) (2,842,314)
BayCurrent, Inc. (2) (44,700) (2,299,567)
Bridgestone Corp. (2) (148,100) (6,056,133)
Chiba Bank Ltd. (The) (2) (184,400) (1,704,175)
Daifuku Co. Ltd. (2) (40,200) (1,034,183)
Daiichi Sankyo Co. Ltd. (2) (221,400) (5,129,419)
Daikin Industries Ltd. (2) (25,200) (2,958,071)
Daiwa Securities Group, Inc. (2) (525,900) (3,734,956)
Denso Corp. (2) (483,900) (6,530,369)
Dentsu Group, Inc. (2) (41,400) (917,339)
Disco Corp. (2) (9,900) (2,932,810)
East Japan Railway Co. (2) (94,000) (2,022,028)
Eisai Co. Ltd. (2) (237,000) (6,806,738)
FANUC Corp. (2) (151,600) (4,115,529)
Fast Retailing Co. Ltd. (2) (6,400) (2,194,330)
FUJIFILM Holdings Corp. (2) (46,000) (996,157)
Fujitsu Ltd. (2) (154,600) (3,750,501)
Fukuoka Financial Group, Inc. (2) (16,600) (443,498)
GMO Payment Gateway, Inc. (2) (52,400) (3,389,160)
Hamamatsu Photonics KK (2) (56,200) (682,796)
Hankyu Hanshin Holdings, Inc. (2) (33,000) (897,061)
Hitachi Ltd. (2) (91,400) (2,656,482)
Honda Motor Co. Ltd. (2) (58,200) (561,214)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (20.4)% (continued)
Hoshizaki Corp. (2) (49,700) (1,712,565)
Hulic Co. Ltd. (2) (308,000) (3,106,729)
IHI Corp. (2) (38,100) (4,121,039)
Isetan Mitsukoshi Holdings Ltd. (2) (109,600) (1,668,813)
Japan Airlines Co. Ltd. (2) (156,100) (3,183,801)
Japan Airport Terminal Co. Ltd. (2) (45,800) (1,462,493)
Japan Metropolitan Fund
Investment Corp., REIT (2) (1,697) (1,202,777)
JFE Holdings, Inc. (2) (52,600) (611,878)
Kadokawa Corp. (2) (108,600) (3,012,728)
Kawasaki Heavy Industries Ltd. (2) (38,700) (2,925,627)
KDX Realty Investment Corp.,
REIT (2) (1,341) (1,455,101)
Keio Corp. (2) (33,400) (811,979)
Keisei Electric Railway Co. Ltd. (2) (260,900) (2,439,396)
Kikkoman Corp. (2) (228,000) (2,114,892)
Kintetsu Group Holdings Co. Ltd.
(2) (50,200) (950,532)
Kobayashi Pharmaceutical Co.
Ltd. (2) (25,200) (943,291)
Kobe Bussan Co. Ltd. (2) (129,400) (4,018,593)
Koito Manufacturing Co. Ltd. (2) (21,700) (259,381)
Kubota Corp. (2) (336,300) (3,792,422)
Kyoto Financial Group, Inc. (2) (238,596) (4,265,854)
Lasertec Corp. (2) (33,400) (4,477,626)
Marubeni Corp. (2) (132,400) (2,668,952)
Marui Group Co. Ltd. (2) (132,500) (2,819,096)
Mitsubishi Corp. (2) (106,100) (2,120,078)
Mitsubishi Estate Co. Ltd. (2) (259,300) (4,861,128)
Mitsubishi Heavy Industries Ltd. (2) (181,300) (4,536,922)
Mitsubishi UFJ Financial Group,
Inc. (2) (347,900) (4,743,127)
Mitsui Fudosan Co. Ltd. (2) (593,700) (5,747,658)
Mitsui OSK Lines Ltd. (2) (93,500) (3,122,875)
MonotaRO Co. Ltd. (2) (45,400) (893,738)
NIDEC Corp. (2) (130,800) (2,541,849)
Nippon Building Fund, Inc., REIT
(2) (1,145) (1,057,269)
Nippon Paint Holdings Co. Ltd. (2) (407,100) (3,274,006)
Nippon Prologis REIT, Inc., REIT
(2) (2,622) (1,449,428)
Nippon Sanso Holdings Corp. (2) (35,300) (1,335,805)
Nippon Telegraph & Telephone
Corp. (2) (2,909,300) (3,110,363)
Nissan Chemical Corp. (2) (128,000) (3,903,689)
Nissan Motor Co. Ltd. (2) (3,121,800) (7,553,442)
Nissin Foods Holdings Co. Ltd. (2) (101,400) (2,106,601)
Niterra Co. Ltd. (2) (45,600) (1,516,124)
Nitori Holdings Co. Ltd. (2) (42,600) (4,100,263)
Olympus Corp. (2) (245,800) (2,919,692)
Omron Corp. (2) (204,200) (5,504,507)
Oriental Land Co. Ltd. (2) (225,200) (5,186,756)
ORIX Corp. (2) (55,800) (1,259,221)
Rakuten Bank Ltd. (2) (99,000) (4,538,449)
Rakuten Group, Inc. (2) (531,500) (2,928,662)
Renesas Electronics Corp. (2) (103,500) (1,280,443)
Resona Holdings, Inc. (2) (168,100) (1,552,542)
Resonac Holdings Corp. (2) (47,800) (1,107,580)
Rohm Co. Ltd. (2) (57,500) (732,013)
Sanrio Co. Ltd. (2) (93,100) (4,501,909)
INVESTMENTS SHARES VALUE ($)
Japan - (20.4)% (continued)
Secom Co. Ltd. (2) (15,900) (571,206)
Seibu Holdings, Inc. (2) (114,700) (4,110,597)
Sekisui House Ltd. (2) (156,500) (3,444,462)
SG Holdings Co. Ltd. (2) (268,600) (2,991,665)
Shimadzu Corp. (2) (20,800) (514,239)
Shimano, Inc. (2) (8,100) (1,174,342)
Shimizu Corp. (2) (90,800) (1,014,215)
Shin-Etsu Chemical Co. Ltd. (2) (67,100) (2,215,775)
Shiseido Co. Ltd. (2) (307,900) (5,499,295)
Shizuoka Financial Group, Inc. (2) (81,200) (944,769)
SMC Corp. (2) (12,400) (4,443,694)
SoftBank Corp. (2) (1,985,400) (3,075,289)
SoftBank Group Corp. (2) (33,400) (2,428,381)
Sony Group Corp. (2) (148,300) (3,855,848)
Sumitomo Electric Industries Ltd.
(2) (123,400) (2,646,117)
Sumitomo Metal Mining Co. Ltd.
(2) (118,800) (2,927,823)
Sumitomo Realty & Development
Co. Ltd. (2) (38,200) (1,475,260)
Suzuki Motor Corp. (2) (33,800) (407,501)
Terumo Corp. (2) (32,700) (600,107)
Tokio Marine Holdings, Inc. (2) (52,700) (2,233,482)
Tokyo Electron Ltd. (2) (5,500) (1,053,302)
Tokyu Corp. (2) (205,600) (2,445,845)
Toyota Motor Corp. (2) (501,000) (8,628,718)
Trend Micro, Inc. (2) (8,300) (574,077)
Unicharm Corp. (2) (474,100) (3,423,376)
USS Co. Ltd. (2) (42,400) (467,288)
West Japan Railway Co. (2) (120,600) (2,757,045)
Yakult Honsha Co. Ltd. (2) (38,100) (717,538)
Yamaha Corp. (2) (106,900) (772,561)
Yamaha Motor Co. Ltd. (2) (352,100) (2,634,791)
Yaskawa Electric Corp. (2) (176,700) (3,995,754)
Yokohama Rubber Co. Ltd. (The)
(2) (8,800) (241,968)
(300,237,145)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (10,882) (775,509)
Mexico - ( 0 .1 ) %
Cemex SAB de CV, ADR (120,657) (836,153)
Netherlands - ( 2 .2 ) %
Adyen NV (2)(c) (772) (1,417,807)
Aegon Ltd. (2) (647,174) (4,689,885)
Akzo Nobel NV (2) (9,805) (687,955)
Argenx SE (2) (4,378) (2,423,586)
ASM International NV (2) (2,456) (1,575,469)
ASML Holding NV (2) (4,501) (3,606,817)
BE Semiconductor Industries NV
(2) (9,720) (1,453,659)
Heineken NV (2) (72,369) (6,313,678)
IMCD NV (2) (23,403) (3,147,595)
JDE Peet's NV (2) (9,637) (275,277)
Koninklijke Philips NV (2) (24,772) (594,834)
Koninklijke Vopak NV (2) (9,386) (466,196)
SBM Offshore NV (2) (138,323) (3,657,067)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - (2.2)% (continued)
Universal Music Group NV (2) (87,643) (2,843,188)
(33,153,013)
Norway - ( 0 .9 ) %
DNB Bank ASA (2) (270,613) (7,483,689)
Gjensidige Forsikring ASA (2) (51,008) (1,293,050)
Mowi ASA (2) (33,279) (642,731)
Orkla ASA (2) (47,274) (514,884)
Salmar ASA (25,593) (1,109,096)
TOMRA Systems ASA (2) (129,527) (2,021,730)
(13,065,180)
Poland - ( 0 .1 ) %
InPost SA (2) (109,115) (1,815,860)
Singapore - ( 1 .6 ) %
CapitaLand Investment Ltd. (2) (2,247,400) (4,685,070)
DBS Group Holdings Ltd. (2) (86,560) (3,055,748)
Grab Holdings Ltd., Class A (623,232) (3,134,857)
Keppel Ltd. (2) (1,230,200) (7,183,845)
Sea Ltd., ADR (15,540) (2,485,468)
Sembcorp Industries Ltd. (2) (213,800) (1,151,760)
Singapore Telecommunications
Ltd. (2) (546,500) (1,647,582)
(23,344,330)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (80,745) (2,380,187)
Old Mutual Ltd. (510,049) (345,859)
Valterra Platinum Ltd. (9,381) (412,063)
(3,138,109)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (65,933) (1,789,568)
Spain - ( 2 .0 ) %
Amadeus IT Group SA (2) (56,841) (4,802,100)
Bankinter SA (2) (169,496) (2,212,681)
Cellnex Telecom SA (2)(c) (245,174) (9,546,644)
Enagas SA (2) (18,117) (305,044)
Fluidra SA (2) (103,655) (2,598,701)
Grifols SA (2) (391,855) (4,781,405)
Iberdrola SA (2) (159,200) (3,062,694)
Redeia Corp. SA (2) (128,486) (2,749,310)
(30,058,579)
Sweden - ( 3 .2 ) %
AddTech AB, Class B (2) (47,224) (1,609,940)
Assa Abloy AB, Class B (2) (131,100) (4,098,664)
Atlas Copco AB, Class A (2) (294,856) (4,766,645)
Autoliv, Inc. (30,633) (3,427,833)
Axfood AB (2) (38,471) (1,137,342)
Beijer Ref AB, Class B (2) (126,459) (1,995,652)
Castellum AB (2) (89,839) (1,182,294)
Epiroc AB, Class A (2) (133,220) (2,898,848)
EQT AB (2) (163,333) (5,479,171)
Fastighets AB Balder, Class B (2) (180,882) (1,348,344)
Hexagon AB, Class B (2) (215,460) (2,171,750)
Holmen AB, Class B (2) (48,209) (1,909,661)
Lifco AB, Class B (2) (30,685) (1,243,565)
Nibe Industrier AB, Class B (2) (1,331,508) (5,685,091)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.2)% (continued)
Saab AB, Class B (2) (30,019) (1,678,461)
Sagax AB, Class B (2) (99,022) (2,269,012)
Svenska Cellulosa AB SCA, Class
B (2) (271,088) (3,524,893)
Svenska Handelsbanken AB,
Class A (2) (84,868) (1,136,152)
Tele2 AB, Class B (2) (20,365) (297,276)
(47,860,594)
Switzerland - ( 4 .6 ) %
Avolta AG (2) (28,965) (1,577,755)
Bachem Holding AG, Class B (2) (17,381) (1,274,911)
Baloise Holding AG (Registered)
(2) (447) (105,426)
Banque Cantonale Vaudoise
(Registered) (2) (26,342) (3,038,097)
Barry Callebaut AG (Registered)
(2) (5,827) (6,369,313)
Chocoladefabriken Lindt &
Spruengli AG (2) (81) (1,365,142)
Clariant AG (Registered) (2) (112,473) (1,198,087)
DSM-Firmenich AG (2) (43,573) (4,635,521)
EMS-Chemie Holding AG
(Registered) (2) (1,092) (825,556)
Givaudan SA (Registered) (2) (374) (1,813,723)
Julius Baer Group Ltd. (2) (31,359) (2,127,233)
Kuehne + Nagel International AG
(Registered) (2) (17,129) (3,709,162)
Lonza Group AG (Registered) (2) (8,376) (5,990,209)
Partners Group Holding AG (2) (3,787) (4,954,632)
Sandoz Group AG (2) (46,022) (2,522,161)
SIG Group AG (2) (317,965) (5,881,413)
Sika AG (Registered) (2) (18,899) (5,142,115)
Straumann Holding AG
(Registered) (2) (7,292) (954,448)
Swiss Life Holding AG (Registered)
(2) (5,517) (5,585,214)
Swissquote Group Holding SA
(Registered) (2) (1,795) (1,020,170)
UBS Group AG (Registered) (2) (64,973) (2,205,948)
VAT Group AG (2)(c) (14,220) (6,025,472)
(68,321,708)
Thailand - ( 0 .2 ) %
Fabrinet (8,145) (2,400,169)
United Kingdom - ( 7 .8 ) %
Aberdeen Group plc (2) (316,859) (815,837)
Admiral Group plc (2) (95,021) (4,267,069)
Ashtead Group plc (2) (62,143) (3,984,986)
AstraZeneca plc (2) (41,283) (5,745,321)
Aviva plc (2) (128,290) (1,090,687)
BAE Systems plc (2) (109,040) (2,829,903)
Bellway plc (2) (48,620) (1,926,078)
Berkeley Group Holdings plc (2) (16,989) (900,161)
Bunzl plc (2) (35,034) (1,116,411)
Burberry Group plc (2) (285,714) (4,640,915)
ConvaTec Group plc (2)(c) (152,403) (603,676)
Croda International plc (2) (51,690) (2,075,250)
Diageo plc (2) (217,245) (5,478,073)
Diploma plc (2) (38,226) (2,566,107)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.8)% (continued)
Entain plc (2) (124,493) (1,541,924)
Flutter Entertainment plc (5,454) (1,558,535)
Halma plc (2) (23,583) (1,036,570)
Hiscox Ltd. (2) (63,633) (1,098,343)
Informa plc (2) (636,671) (7,048,713)
Intermediate Capital Group plc (2) (68,850) (1,826,308)
Legal & General Group plc (2) (2,864,603) (10,023,071)
M&G plc (2) (1,085,608) (3,837,320)
Melrose Industries plc (2) (374,083) (2,724,516)
National Grid plc (2) (539,703) (7,922,118)
Ocado Group plc (2) (676,010) (2,108,515)
Pennon Group plc (2) (279,299) (1,926,952)
Persimmon plc (2) (198,971) (3,539,772)
Reckitt Benckiser Group plc (2) (61,866) (4,214,745)
RELX plc (2) (98,780) (5,353,647)
Rentokil Initial plc (2) (879,949) (4,245,551)
RS GROUP plc (2) (148,701) (1,173,841)
Severn Trent plc (2) (28,241) (1,061,076)
Spirax Group plc (2) (23,396) (1,913,143)
SSE plc (2) (58,342) (1,469,060)
St James's Place plc (2) (48,336) (787,636)
Taylor Wimpey plc (2) (796,844) (1,299,424)
TechnipFMC plc (32,893) (1,132,835)
Unilever plc (2) (38,971) (2,378,254)
United Utilities Group plc (2) (64,428) (1,011,698)
Weir Group plc (The) (2) (31,880) (1,090,287)
Whitbread plc (2) (17,372) (674,138)
Wise plc, Class A (2) (55,515) (793,054)
WPP plc (2) (358,009) (2,520,738)
(115,352,258)
United States - ( 103 .1 ) %
10X Genomics, Inc., Class A (265,588) (3,075,509)
AAON, Inc. (19,056) (1,405,380)
Acadia Healthcare Co., Inc. (118,520) (2,689,219)
Advance Auto Parts, Inc. (40,738) (1,893,910)
Advanced Drainage Systems, Inc. (25,541) (2,933,639)
Advanced Micro Devices, Inc. (38,402) (5,449,244)
Affirm Holdings, Inc., Class A (26,920) (1,861,249)
Aflac, Inc. (54,228) (5,718,885)
AGCO Corp. (3,340) (344,554)
Agree Realty Corp., REIT (23,672) (1,729,476)
Air Lease Corp., Class A (38,269) (2,238,354)
Air Products and Chemicals, Inc. (35,894) (10,124,262)
Alaska Air Group, Inc. (72,783) (3,601,303)
Albemarle Corp. (91,416) (5,729,041)
Alexandria Real Estate Equities,
Inc., REIT (35,373) (2,569,141)
Alliant Energy Corp. (28,493) (1,722,972)
Ally Financial, Inc. (64,689) (2,519,637)
Alnylam Pharmaceuticals, Inc. (12,110) (3,948,950)
Amazon.com, Inc. (31,502) (6,911,224)
Amentum Holdings, Inc. (107,677) (2,542,254)
Ameren Corp. (22,139) (2,126,230)
American Airlines Group, Inc. (23,570) (264,455)
American Express Co. (12,059) (3,846,580)
American Homes 4 Rent, Class
A, REIT (8,110) (292,528)
American International Group, Inc. (52,225) (4,469,938)
American Tower Corp., REIT (9,052) (2,000,673)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Americold Realty Trust, Inc., REIT (189,303) (3,148,109)
AMETEK, Inc. (20,710) (3,747,682)
Amphenol Corp., Class A (20,277) (2,002,354)
Analog Devices, Inc. (9,312) (2,216,442)
Antero Resources Corp. (139,991) (5,638,837)
Aon plc, Class A (24,938) (8,896,881)
APA Corp. (137,258) (2,510,449)
Apellis Pharmaceuticals, Inc. (177,340) (3,069,755)
API Group Corp. (35,601) (1,817,431)
Apollo Global Management, Inc. (74,710) (10,599,108)
Appfolio, Inc., Class A (7,707) (1,774,768)
Apple, Inc. (13,042) (2,675,827)
AptarGroup, Inc. (13,975) (2,186,109)
Arthur J Gallagher & Co. (15,562) (4,981,707)
Ashland, Inc. (35,989) (1,809,527)
Atmos Energy Corp. (10,037) (1,546,802)
Automatic Data Processing, Inc. (11,295) (3,483,378)
AutoZone, Inc. (676) (2,509,467)
Avery Dennison Corp. (13,891) (2,437,454)
Avis Budget Group, Inc. (9,639) (1,629,473)
Axon Enterprise, Inc. (3,601) (2,981,412)
Azenta, Inc. (102,675) (3,160,337)
Baker Hughes Co., Class A (95,102) (3,646,211)
Ball Corp. (93,667) (5,253,782)
Bank of America Corp. (76,821) (3,635,170)
Baxter International, Inc. (10,573) (320,150)
Becton Dickinson & Co. (3,780) (651,105)
BellRing Brands, Inc. (43,183) (2,501,591)
Bentley Systems, Inc., Class B (27,880) (1,504,684)
BILL Holdings, Inc. (28,270) (1,307,770)
BioMarin Pharmaceutical, Inc. (44,367) (2,438,854)
Bio-Techne Corp. (21,478) (1,105,043)
BJ's Wholesale Club Holdings, Inc. (19,552) (2,108,292)
Blackbaud, Inc. (6,735) (432,454)
Blackrock, Inc. (4,272) (4,482,396)
Blackstone, Inc. (31,626) (4,730,617)
Block, Inc., Class A (59,793) (4,061,738)
Blue Owl Capital, Inc., Class A (96,035) (1,844,832)
Boeing Co. (The) (74,083) (15,522,610)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (801,384)
Boston Scientific Corp. (85,415) (9,174,425)
BP plc (2) (269,485) (1,342,654)
Brighthouse Financial, Inc. (16,491) (886,721)
Broadcom, Inc. (9,671) (2,665,811)
Broadridge Financial Solutions,
Inc. (2,629) (638,926)
Brown & Brown, Inc. (66,027) (7,320,413)
Brown-Forman Corp., Class B (109,966) (2,959,185)
BRP, Inc. (6,459) (313,523)
Bruker Corp. (68,584) (2,825,661)
Brunswick Corp. (53,346) (2,946,833)
Burlington Stores, Inc. (8,941) (2,080,034)
BXP, Inc., REIT (63,144) (4,260,326)
Cadence Bank (24,198) (773,852)
Cadence Design Systems, Inc. (4,774) (1,471,108)
Caesars Entertainment, Inc. (61,620) (1,749,392)
CarMax, Inc. (29,651) (1,992,844)
Carpenter Technology Corp. (5,265) (1,455,141)
Carrier Global Corp. (20,829) (1,524,475)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Carvana Co., Class A (1,985) (668,866)
Caterpillar, Inc. (14,307) (5,554,120)
Cava Group, Inc. (29,025) (2,444,776)
Cboe Global Markets, Inc. (11,273) (2,628,976)
CCC Intelligent Solutions Holdings,
Inc. (36,262) (341,225)
CDW Corp. (15,761) (2,814,757)
Celanese Corp., Class A (22,613) (1,251,177)
Celsius Holdings, Inc. (45,776) (2,123,549)
CenterPoint Energy, Inc. (33,285) (1,222,891)
Certara, Inc. (155,722) (1,821,947)
CH Robinson Worldwide, Inc. (11,653) (1,118,105)
Charles Schwab Corp. (The) (71,628) (6,535,339)
Chart Industries, Inc. (13,507) (2,223,928)
Chemed Corp. (1,187) (577,986)
Chemours Co. (The) (254,199) (2,910,579)
Cheniere Energy, Inc. (31,793) (7,742,231)
Chewy, Inc., Class A (71,349) (3,040,894)
Chipotle Mexican Grill, Inc., Class
A (66,871) (3,754,807)
Chord Energy Corp. (30,925) (2,995,086)
Church & Dwight Co., Inc. (29,619) (2,846,682)
Churchill Downs, Inc. (21,271) (2,148,371)
Clearway Energy, Inc., Class C (28,697) (918,304)
Cleveland-Cliffs, Inc. (275,978) (2,097,433)
Clorox Co. (The) (24,147) (2,899,330)
Cloudflare, Inc., Class A (11,883) (2,327,048)
CMS Energy Corp. (44,077) (3,053,655)
CNH Industrial NV (174,508) (2,261,624)
CNH Industrial NV (2) (19,351) (251,977)
CNX Resources Corp. (91,513) (3,082,158)
Coca-Cola Co. (The) (134,266) (9,499,320)
Cognex Corp. (164,543) (5,219,304)
Coherent Corp. (21,448) (1,913,376)
Coinbase Global, Inc., Class A (11,367) (3,984,020)
Comerica, Inc. (10,718) (639,329)
Conagra Brands, Inc. (37,107) (759,580)
Confluent, Inc., Class A (185,450) (4,623,269)
ConocoPhillips (34,089) (3,059,147)
Constellation Energy Corp. (10,721) (3,460,310)
Cooper Cos., Inc. (The) (32,896) (2,340,879)
Core & Main, Inc., Class A (54,928) (3,314,905)
Corning, Inc. (69,171) (3,637,703)
Corteva, Inc. (7,970) (594,004)
CoStar Group, Inc. (145,612) (11,707,205)
Coty, Inc., Class A (105,716) (491,579)
Crane NXT Co. (18,439) (993,862)
Credit Acceptance Corp. (7,650) (3,897,140)
CRH plc (45,167) (4,146,331)
Crocs, Inc. (16,459) (1,666,968)
Crowdstrike Holdings, Inc., Class A (4,982) (2,537,382)
Crown Castle, Inc., REIT (29,274) (3,007,318)
CSL Ltd. (2) (57,988) (9,159,822)
CSX Corp. (127,311) (4,154,158)
Cullen/Frost Bankers, Inc. (16,974) (2,181,838)
Danaher Corp. (22,433) (4,431,415)
Darling Ingredients, Inc. (19,077) (723,781)
Datadog, Inc., Class A (2,625) (352,616)
DaVita, Inc. (10,769) (1,534,044)
Dayforce, Inc. (88,412) (4,897,141)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Deere & Co. (9,993) (5,081,341)
Dell Technologies, Inc., Class C (29,398) (3,604,195)
Delta Air Lines, Inc. (13,527) (665,258)
Dexcom, Inc. (28,608) (2,497,192)
Dick's Sporting Goods, Inc. (5,068) (1,002,501)
Digital Realty Trust, Inc., REIT (27,855) (4,855,962)
Dollar General Corp. (32,990) (3,773,396)
Dollar Tree, Inc. (32,752) (3,243,758)
Dominion Energy, Inc. (71,348) (4,032,589)
Dow, Inc. (74,719) (1,978,559)
DR Horton, Inc. (16,835) (2,170,368)
DraftKings, Inc., Class A (112,903) (4,842,410)
DT Midstream, Inc. (14,914) (1,639,198)
DTE Energy Co. (11,408) (1,511,104)
DuPont de Nemours, Inc. (20,143) (1,381,608)
Dutch Bros, Inc., Class A (41,350) (2,827,100)
Eagle Materials, Inc. (9,341) (1,887,910)
EastGroup Properties, Inc., REIT (13,629) (2,277,678)
Eaton Corp. plc (16,080) (5,740,399)
Ecolab, Inc. (9,333) (2,514,684)
Edwards Lifesciences Corp. (33,763) (2,640,604)
Elastic NV (19,236) (1,622,172)
elf Beauty, Inc. (28,463) (3,541,936)
Eli Lilly & Co. (19,996) (15,587,481)
Enovis Corp. (71,830) (2,252,589)
Enphase Energy, Inc. (38,823) (1,539,332)
Ensign Group, Inc. (The) (23,627) (3,644,701)
Entegris, Inc. (43,609) (3,517,066)
EQT Corp. (135,398) (7,896,411)
Equifax, Inc. (6,866) (1,780,834)
Equinix, Inc., REIT (7,124) (5,666,928)
Equity LifeStyle Properties, Inc.,
REIT (25,971) (1,601,632)
Erie Indemnity Co., Class A (7,536) (2,613,409)
Essex Property Trust, Inc., REIT (2,453) (695,180)
Estee Lauder Cos., Inc. (The),
Class A (53,326) (4,308,741)
Eversource Energy (37,777) (2,403,373)
Everus Construction Group, Inc. (12,617) (801,558)
Exact Sciences Corp. (54,146) (2,877,318)
Expand Energy Corp. (70,048) (8,191,413)
Expeditors International of
Washington, Inc. (24,077) (2,750,797)
Experian plc (2) (26,921) (1,388,215)
Extra Space Storage, Inc., REIT (33,862) (4,992,613)
Exxon Mobil Corp. (48,076) (5,182,593)
FactSet Research Systems, Inc. (2,297) (1,027,402)
Federal Realty Investment Trust,
REIT (30,431) (2,890,641)
FedEx Corp. (15,035) (3,417,606)
Ferguson Enterprises, Inc. (7,697) (1,676,022)
Ferrovial SE (2) (165,911) (8,850,141)
First American Financial Corp. (56,414) (3,463,255)
First Citizens BancShares, Inc.,
Class A (1,323) (2,588,410)
First Financial Bankshares, Inc. (44,947) (1,617,193)
First Solar, Inc. (12,662) (2,096,067)
FirstEnergy Corp. (23,202) (934,113)
Five Below, Inc. (21,398) (2,806,990)
Five9, Inc. (67,403) (1,784,831)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Flagstar Financial, Inc. (565,274) (5,991,904)
Floor & Decor Holdings, Inc., Class
A (50,102) (3,805,748)
FMC Corp. (79,470) (3,317,873)
Ford Motor Co. (450,232) (4,885,017)
Fortive Corp. (20,933) (1,091,237)
Fortrea Holdings, Inc. (89,440) (441,834)
Freeport-McMoRan, Inc. (44,399) (1,924,697)
Freshpet, Inc. (28,693) (1,949,976)
FTI Consulting, Inc. (6,481) (1,046,682)
GATX Corp. (28,854) (4,430,820)
General Mills, Inc. (33,177) (1,718,900)
Gentex Corp. (92,517) (2,034,449)
Genuine Parts Co. (61,648) (7,478,519)
GFL Environmental, Inc. (84,435) (4,262,208)
Gitlab, Inc., Class A (34,519) (1,557,152)
Glacier Bancorp, Inc. (54,034) (2,327,785)
Globant SA (21,907) (1,990,032)
Globe Life, Inc. (8,929) (1,109,785)
Goldman Sachs Group, Inc. (The) (3,245) (2,296,649)
Goodyear Tire & Rubber Co. (The) (184,102) (1,909,138)
Graphic Packaging Holding Co. (34,104) (718,571)
Grocery Outlet Holding Corp. (170,741) (2,120,603)
Guidewire Software, Inc. (11,394) (2,682,717)
GXO Logistics, Inc. (98,652) (4,804,352)
Haemonetics Corp. (40,025) (2,986,265)
Haleon plc (2) (519,317) (2,669,098)
Halliburton Co. (113,699) (2,317,186)
Hamilton Lane, Inc., Class A (5,735) (815,058)
Harley-Davidson, Inc. (82,598) (1,949,313)
Hasbro, Inc. (52,113) (3,846,982)
Hayward Holdings, Inc. (177,298) (2,446,712)
Healthcare Realty Trust, Inc., REIT (66,535) (1,055,245)
HealthEquity, Inc. (27,550) (2,886,138)
HEICO Corp. (2,472) (810,816)
Hershey Co. (The) (26,405) (4,381,910)
Hilton Grand Vacations, Inc. (114,414) (4,751,613)
Hilton Worldwide Holdings, Inc. (1,472) (392,052)
Home BancShares, Inc. (20,880) (594,245)
Home Depot, Inc. (The) (14,752) (5,408,673)
Honeywell International, Inc. (12,716) (2,961,302)
Hormel Foods Corp. (75,194) (2,274,619)
Hubbell, Inc., Class B (4,806) (1,962,818)
Huntsman Corp. (246,192) (2,565,321)
Hyatt Hotels Corp., Class A (49,836) (6,959,597)
IDACORP, Inc. (12,139) (1,401,448)
IDEX Corp. (13,662) (2,398,637)
Illinois Tool Works, Inc. (10,205) (2,523,186)
Illumina, Inc. (23,310) (2,224,007)
Independence Realty Trust, Inc.,
REIT (62,382) (1,103,538)
Ingersoll Rand, Inc. (57,384) (4,773,201)
Insperity, Inc. (13,123) (788,955)
Inspire Medical Systems, Inc. (28,849) (3,743,735)
Intel Corp. (213,014) (4,771,514)
Intercontinental Exchange, Inc. (25,971) (4,764,899)
International Flavors & Fragrances,
Inc. (43,605) (3,207,148)
International Paper Co. (144,904) (6,785,854)
Intuitive Surgical, Inc. (1,386) (753,166)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Invitation Homes, Inc., REIT (84,870) (2,783,736)
Ionis Pharmaceuticals, Inc. (220,993) (8,731,433)
Iridium Communications, Inc. (84,091) (2,537,025)
Iron Mountain, Inc., REIT (44,115) (4,524,876)
J M Smucker Co. (The) (40,158) (3,943,516)
James Hardie Industries plc,
CHESS (2) (188,101) (5,051,137)
JB Hunt Transport Services, Inc. (7,399) (1,062,496)
JPMorgan Chase & Co. (55,546) (16,103,340)
KBR, Inc. (35,249) (1,689,837)
Kemper Corp. (26,569) (1,714,763)
Kenvue, Inc. (131,887) (2,760,395)
Keurig Dr Pepper, Inc. (34,369) (1,136,239)
KeyCorp (354,207) (6,170,286)
Keysight Technologies, Inc. (17,331) (2,839,858)
Kinder Morgan, Inc. (77,297) (2,272,532)
Kinsale Capital Group, Inc. (9,103) (4,404,942)
Kirby Corp. (9,107) (1,032,825)
Kite Realty Group Trust, REIT (220,984) (5,005,288)
KKR & Co., Inc. (45,628) (6,069,893)
Knight-Swift Transportation
Holdings, Inc., Class A (23,944) (1,059,043)
Labcorp Holdings, Inc. (1,958) (513,995)
Lamb Weston Holdings, Inc. (84,033) (4,357,111)
Lancaster Colony Corp. (1,716) (296,473)
Las Vegas Sands Corp. (50,938) (2,216,312)
Lattice Semiconductor Corp. (54,001) (2,645,509)
Lear Corp. (8,358) (793,843)
Leggett & Platt, Inc. (97,524) (869,914)
Liberty Media Corp.-Liberty Live,
Class C (57,683) (4,681,552)
Light & Wonder, Inc. (5,308) (510,948)
Linde plc (3,422) (1,605,534)
LivaNova plc (10,342) (465,597)
Live Nation Entertainment, Inc. (5,150) (779,092)
LKQ Corp. (52,696) (1,950,279)
Lowe's Cos., Inc. (4,747) (1,053,217)
LPL Financial Holdings, Inc. (5,025) (1,884,224)
Lucid Group, Inc. (862,357) (1,819,573)
Lululemon Athletica, Inc. (1,911) (454,015)
MACOM Technology Solutions
Holdings, Inc. (4,260) (610,415)
Madison Square Garden Sports
Corp., Class A (15,563) (3,251,889)
Maplebear, Inc. (19,994) (904,529)
Marathon Petroleum Corp. (17,193) (2,855,929)
Marriott International, Inc., Class A (6,062) (1,656,199)
Marriott Vacations Worldwide Corp. (18,844) (1,362,610)
Marsh & McLennan Cos., Inc. (18,975) (4,148,694)
Martin Marietta Materials, Inc. (9,856) (5,410,550)
Marvell Technology, Inc. (53,068) (4,107,463)
Masimo Corp. (12,069) (2,030,247)
McCormick & Co., Inc.
(Non-Voting) (62,277) (4,721,842)
McDonald's Corp. (5,934) (1,733,737)
MGM Resorts International (38,131) (1,311,325)
Microchip Technology, Inc. (64,599) (4,545,832)
MicroStrategy, Inc., Class A (7,208) (2,913,690)
Moderna, Inc. (159,065) (4,388,603)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Mondelez International, Inc., Class
A (89,158) (6,012,816)
MongoDB, Inc., Class A (14,252) (2,992,777)
Moody's Corp. (3,583) (1,797,197)
Morgan Stanley (29,153) (4,106,492)
Motorola Solutions, Inc. (12,812) (5,386,934)
MP Materials Corp. (420,487) (13,989,601)
MSA Safety, Inc. (9,078) (1,520,837)
MSCI, Inc., Class A (2,401) (1,384,753)
Nasdaq, Inc. (38,062) (3,403,504)
National Storage Affiliates Trust,
REIT (73,180) (2,341,028)
nCino, Inc. (175,242) (4,901,519)
Neogen Corp. (232,589) (1,111,775)
Nestle SA (Registered) (2) (35,266) (3,506,370)
NetApp, Inc. (9,052) (964,491)
Newell Brands, Inc. (383,420) (2,070,468)
Newmont Corp. (27,649) (1,610,831)
NextEra Energy, Inc. (89,609) (6,220,657)
NIKE, Inc., Class B (96,335) (6,843,638)
Nordson Corp. (13,872) (2,973,741)
Norfolk Southern Corp. (13,223) (3,384,691)
Norwegian Cruise Line Holdings
Ltd. (13,719) (278,221)
Novanta, Inc. (26,008) (3,353,211)
Nucor Corp. (20,548) (2,661,788)
nVent Electric plc (36,524) (2,675,383)
NVIDIA Corp. (43,046) (6,800,838)
NVR, Inc. (173) (1,277,719)
Occidental Petroleum Corp. (105,912) (4,449,363)
Okta, Inc., Class A (5,000) (499,850)
Old Dominion Freight Line, Inc. (11,540) (1,872,942)
Olin Corp. (70,003) (1,406,360)
Ollie's Bargain Outlet Holdings,
Inc. (15,839) (2,087,263)
ONE Gas, Inc. (36,991) (2,658,173)
ONEOK, Inc. (41,229) (3,365,523)
Onto Innovation, Inc. (6,765) (682,791)
Option Care Health, Inc. (126,289) (4,101,867)
Oracle Corp. (31,397) (6,864,326)
PACCAR, Inc. (5,963) (566,843)
Packaging Corp. of America (13,171) (2,482,075)
Palantir Technologies, Inc., Class A (2,314) (315,444)
Palo Alto Networks, Inc. (15,809) (3,235,154)
Park Hotels & Resorts, Inc., REIT (59,515) (608,838)
Parsons Corp. (28,832) (2,069,273)
Paylocity Holding Corp. (16,265) (2,947,055)
PBF Energy, Inc., Class A (151,316) (3,279,018)
Penn Entertainment, Inc. (36,784) (657,330)
PepsiCo, Inc. (9,102) (1,201,828)
Permian Resources Corp., Class A (172,948) (2,355,552)
PG&E Corp. (122,975) (1,714,272)
Phillips 66 (13,744) (1,639,659)
Pinterest, Inc., Class A (44,024) (1,578,701)
Planet Fitness, Inc., Class A (35,969) (3,922,419)
Plug Power, Inc. (361,755) (539,015)
Polaris, Inc. (38,379) (1,560,106)
Pool Corp. (15,725) (4,583,523)
PotlatchDeltic Corp., REIT (63,926) (2,452,841)
Power Integrations, Inc. (42,446) (2,372,731)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
PPL Corp. (60,541) (2,051,734)
Principal Financial Group, Inc. (10,648) (845,771)
Progressive Corp. (The) (13,767) (3,673,862)
Prologis, Inc., REIT (64,399) (6,769,623)
Prudential Financial, Inc. (34,195) (3,673,911)
PTC, Inc. (5,731) (987,681)
Public Service Enterprise Group,
Inc. (55,871) (4,703,221)
Pure Storage, Inc., Class A (19,771) (1,138,414)
Quanta Services, Inc. (10,095) (3,816,718)
QuantumScape Corp. (933,517) (6,273,234)
Quest Diagnostics, Inc. (31,063) (5,579,847)
QuidelOrtho Corp. (64,204) (1,850,359)
Ralliant Corp. (6,978) (338,347)
Range Resources Corp. (133,444) (5,427,167)
RBC Bearings, Inc. (1,032) (397,114)
Realty Income Corp., REIT (65,275) (3,760,493)
Regal Rexnord Corp. (11,039) (1,600,213)
Regency Centers Corp., REIT (19,090) (1,359,781)
Repligen Corp. (59,806) (7,438,670)
Revvity, Inc. (11,498) (1,112,087)
Rexford Industrial Realty, Inc.,
REIT (106,303) (3,781,198)
RH (29,655) (5,605,092)
Rivian Automotive, Inc., Class A (75,870) (1,042,454)
RLI Corp. (39,111) (2,824,596)
Robinhood Markets, Inc., Class A (55,604) (5,206,203)
Rockwell Automation, Inc. (5,896) (1,958,474)
Roivant Sciences Ltd. (203,056) (2,288,441)
Ross Stores, Inc. (8,470) (1,080,603)
Royal Caribbean Cruises Ltd. (11,955) (3,743,589)
Ryan Specialty Holdings, Inc.,
Class A (97,299) (6,615,359)
S&P Global, Inc. (5,736) (3,024,535)
Saia, Inc. (21,076) (5,774,613)
Schlumberger NV (124,415) (4,205,227)
Schneider Electric SE (2) (37,541) (10,079,192)
Scotts Miracle-Gro Co. (The) (11,722) (773,183)
Seagate Technology Holdings plc (23,156) (3,342,105)
Selective Insurance Group, Inc. (11,529) (998,988)
Sempra (19,673) (1,490,623)
SentinelOne, Inc., Class A (95,567) (1,746,965)
SharkNinja, Inc. (22,057) (2,183,422)
Sherwin-Williams Co. (The) (17,101) (5,871,799)
Shift4 Payments, Inc., Class A (8,508) (843,228)
Silicon Laboratories, Inc. (24,417) (3,598,089)
Simon Property Group, Inc., REIT (28,717) (4,616,545)
Simpson Manufacturing Co., Inc. (13,726) (2,131,785)
Sirius XM Holdings, Inc. (75,135) (1,725,851)
SiteOne Landscape Supply, Inc. (14,612) (1,767,175)
SLM Corp. (106,574) (3,494,561)
Snap, Inc., Class A (847,444) (7,364,288)
SoFi Technologies, Inc. (260,446) (4,742,722)
Somnigroup International, Inc. (34,122) (2,322,002)
Sonoco Products Co. (37,918) (1,651,708)
Sotera Health Co. (222,332) (2,472,332)
SouthState Corp. (23,978) (2,206,695)
Southwest Airlines Co. (296,597) (9,621,607)
Southwest Gas Holdings, Inc. (32,321) (2,404,359)
Spectrum Brands Holdings, Inc. (12,736) (675,008)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Sprouts Farmers Market, Inc. (23,192) (3,818,331)
Starbucks Corp. (30,652) (2,808,643)
Steel Dynamics, Inc. (22,862) (2,926,565)
Stellantis NV (2) (385,723) (3,863,453)
Sun Communities, Inc., REIT (19,490) (2,465,290)
Super Micro Computer, Inc. (78,282) (3,836,601)
Synaptics, Inc. (21,616) (1,401,149)
Synopsys, Inc. (7,404) (3,795,883)
Take-Two Interactive Software, Inc. (27,306) (6,631,262)
Targa Resources Corp. (9,525) (1,658,112)
Teledyne Technologies, Inc. (3,989) (2,043,605)
Tesla, Inc. (12,170) (3,865,922)
Tetra Tech, Inc. (48,559) (1,746,182)
Texas Capital Bancshares, Inc. (31,954) (2,537,148)
Texas Instruments, Inc. (20,990) (4,357,944)
The Campbell's Co. (85,106) (2,608,499)
Thor Industries, Inc. (14,228) (1,263,589)
TJX Cos., Inc. (The) (19,355) (2,390,149)
T-Mobile US, Inc. (16,500) (3,931,290)
Toast, Inc., Class A (52,960) (2,345,598)
TopBuild Corp. (9,673) (3,131,537)
Toro Co. (The) (31,943) (2,257,731)
TPG, Inc. (56,288) (2,952,306)
Tractor Supply Co. (38,195) (2,015,550)
Trade Desk, Inc. (The), Class A (28,996) (2,087,422)
Tradeweb Markets, Inc., Class A (6,650) (973,560)
Trane Technologies plc (10,671) (4,667,602)
Trex Co., Inc. (90,467) (4,919,595)
Truist Financial Corp. (232,347) (9,988,598)
Uber Technologies, Inc. (38,287) (3,572,177)
UDR, Inc., REIT (263,472) (10,757,562)
Ultragenyx Pharmaceutical, Inc. (65,040) (2,364,854)
Under Armour, Inc., Class A (517,780) (3,536,437)
Union Pacific Corp. (14,070) (3,237,226)
United Parcel Service, Inc., Class
B (49,933) (5,040,237)
United Rentals, Inc. (4,887) (3,681,866)
UnitedHealth Group, Inc. (10,932) (3,410,456)
Unity Software, Inc. (102,945) (2,491,269)
UWM Holdings Corp., Class A (111,156) (460,186)
Vail Resorts, Inc. (7,791) (1,224,200)
Valaris Ltd. (89,293) (3,760,128)
Valvoline, Inc. (105,098) (3,980,061)
Vertex Pharmaceuticals, Inc. (7,835) (3,488,142)
Vertiv Holdings Co., Class A (26,948) (3,460,393)
VF Corp. (385,283) (4,527,075)
Viking Therapeutics, Inc. (39,117) (1,036,601)
Visa, Inc., Class A (9,271) (3,291,669)
Visteon Corp. (37,133) (3,464,509)
Vistra Corp. (7,826) (1,516,757)
Vornado Realty Trust, REIT (56,994) (2,179,451)
Vulcan Materials Co. (11,885) (3,099,846)
Warner Music Group Corp., Class
A (25,911) (705,816)
Waste Connections, Inc. (28,725) (5,363,532)
Waste Management, Inc. (50,702) (11,601,632)
Waters Corp. (1,859) (648,865)
Watsco, Inc. (2,163) (955,224)
Weatherford International plc (38,712) (1,947,601)
WEC Energy Group, Inc. (23,041) (2,400,872)
INVESTMENTS SHARES VALUE ($)
United States - (103.1)% (continued)
Wells Fargo & Co. (51,988) (4,165,279)
Wendy's Co. (The) (33,638) (384,146)
West Pharmaceutical Services,
Inc. (12,083) (2,643,760)
Western Alliance Bancorp (42,399) (3,306,274)
Western Digital Corp. (25,279) (1,617,603)
Westlake Corp. (15,046) (1,142,443)
Weyerhaeuser Co., REIT (22,247) (571,525)
Whirlpool Corp. (17,064) (1,730,631)
White Mountains Insurance Group
Ltd. (1,635) (2,936,002)
Williams Cos., Inc. (The) (93,269) (5,858,226)
Willis Towers Watson plc (19,388) (5,942,422)
WillScot Holdings Corp. (115,185) (3,156,069)
Wingstop, Inc. (6,250) (2,104,625)
Wolfspeed, Inc. (330,842) (131,940)
Workday, Inc., Class A (11,382) (2,731,680)
WP Carey, Inc., REIT (7,665) (478,143)
Wynn Resorts Ltd. (21,343) (1,999,199)
XPO, Inc. (33,264) (4,200,911)
Xylem, Inc. (37,445) (4,843,885)
Zebra Technologies Corp., Class A (7,190) (2,217,108)
Zillow Group, Inc., Class C (54,133) (3,792,017)
Zoetis, Inc., Class A (19,165) (2,988,782)
ZoomInfo Technologies, Inc., Class
A (92,261) (933,681)
(1,523,323,757)
Zambia - ( 0 .3 ) %
First Quantum Minerals Ltd. (259,964) (4,617,976)
TOTAL COMMON STOCKS
(Proceeds $(2,840,486,320))                                                     (2,690,117,552)
PREFERRED STOCKS - (1.0)%
Germany - ( 1 .0 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (76,383) (3,775,147)
Henkel AG & Co. KGaA
(Preference) (2) (15,646) (1,229,519)
Sartorius AG (Preference) (2) (23,288) (5,931,402)
Volkswagen AG (Preference) (2) (38,641) (4,084,874)
TOTAL PREFERRED STOCKS
(Proceeds $(19,133,733))                                                     (15,020,942)
TOTAL SHORT POSITIONS
(Proceeds $(2,859,620,053)) (2,705,138,494)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.0%
(Cost $559,163,853) 1,285,150,676
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.0% ‡ 192,511,993
NET ASSETS - 100.0% 1,477,662,669

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $2,971,035,006, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $406,379,444.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $38,885,270 of investment in securities and
$(36,910,091) of securities sold short, which represents 2.63% and (2.50)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 76,780,453 5 .2%
Consumer Discretionary (38,345,425) ( 2 .6 )
Consumer Staples 26,257,774 1 .9
Energy (76,357,355) ( 5 .2 )
Financials 221,929,059 15 .0
Health Care 50,799,665 3 .4
Industrials 67,074,211 4 .5
Information Technology 92,146,120 6 .2
Materials (64,751,477) ( 4 .4 )
Real Estate (50,572,796) ( 3 .4 )
Utilities 49,782,667 3 .4
Investment Companies 533,460,591 36 .1
U.S. Treasury Obligations 396,947,189 26 .9
Total Investments In Securities
At Value 1,285,150,676 87 .0
Other Assets in Excess of
Liabilities ‡ 192,511,993 13 .0
Net Assets
$ 1,477,662,669 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2025
Shares
Held At
6/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 32.9%
INVESTMENT COMPANIES - 32.9%
Limited Purpose
Cash Investment
Fund,
4.33% (a)
(Cost $486,526,859) $377,523,770 $1,562,299,369 $(1,453,172,711) $(24,843) $(12,351) $486,613,234 486,759,261 $10,218,659 $–
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 782,700,000 $ (602,988) $ 1,117,945 $ 514,957
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 176,300,000 (107,006) 222,997 115,991
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 9,300,000 280 5,100 5,380
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 106,100,000 89,369 (27,986) 61,383
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 67,100,000 (456,441) 658,001 201,560
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 79,700,000 212,366 (28,950) 183,416
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 79,600,000 212,100 (28,913) 183,187
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 96,700,000 1,051,686 1,494,928 2,546,614
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 96,700,000 1,297,341 1,249,273 2,546,614
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 62,700,000 895,053 730,190 1,625,243
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 62,800,000 895,174 732,660 1,627,834
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 10,500,000 (18,615) 22,188 3,573
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 10,600,000 (18,792) 22,399 3,607
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 62,362,000,000 1,445,265 501,532 1,946,797
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 62,362,100,000 1,944,668 2,132 1,946,800
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 9,378,900,000 198,587 34,380 232,967
Pay 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 9,378,800,000 198,586 34,378 232,964
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 1,170,300,000 3,145,423 839,907 3,985,330
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 235,000,000 631,625 168,642 800,267
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 256,600,000 335,633 412,355 747,988
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 144,000,000 268,099 151,661 419,760
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 83,900,000 599,214 1,252,251 1,851,465
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 83,800,000 738,454 1,110,803 1,849,257
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 47,000,000 724,759 228,405 953,164
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 46,900,000 760,474 190,663 951,137
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 27,800,000 51,504 (26,620) 24,884
Receive 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 496,600,000 808,449 (115,574) 692,875
Receive 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 570,500,000 922,329 (126,345) 795,984
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 291,200,000 611,599 (234,330) 377,269
Receive 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 291,200,000 611,470 (234,201) 377,269
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 81,000,000 977,005 91,998 1,069,003
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 81,000,000 537,289 531,713 1,069,002
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 32,500,000 334,969 191,606 526,575
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 32,500,000 349,004 177,571 526,575
19,643,932 11,352,759 30,996,691
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 37,000,000 (266,156) 227,542 (38,614)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 37,100,000 (266,716) 227,998 (38,718)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 4,800,000 (49,090) 48,164 (926)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 4,700,000 (47,993) 47,087 (906)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 9,500,000 (77,791) 55,391 (22,400)
Pay 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 9,500,000 (77,934) 55,534 (22,400)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 619,400,000 (1,228,582) 1,169,109 (59,473)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 619,400,000 (136,208) 76,735 (59,473)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 261,400,000 (39,301) (137,190) (176,491)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 261,400,000 (35,496) (140,995) (176,491)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 29,200,000 (1,620) (24,217) (25,837)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 51,600,000 (1,179,763) 1,134,105 (45,658)
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 681,700,000 (1,528,769) (402,837) (1,931,606)
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 681,700,000 (2,067,987) 136,381 (1,931,606)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 456,000,000 (654,389) (1,585,207) (2,239,596)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 456,000,000 (668,774) (1,570,822) (2,239,596)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 12,862,400,000 (2,156,474) (48,493) (2,204,967)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 12,862,500,000 (2,156,490) (48,495) (2,204,985)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 4,564,800,000 (513,700) (156,277) (669,977)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 1,716,700,000 $ 636,748 $ (1,142,349) $ (505,601)
Receive 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 611,400,000 216,480 (396,549) (180,069)
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 306,000,000 44,312 (126,192) (81,880)
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 306,000,000 44,312 (126,192) (81,880)
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 2,327,000,000 (319,314) (738,049) (1,057,363)
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 2,210,000,000 299,802 (1,304,001) (1,004,199)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 739,000,000 (56,568) (437,664) (494,232)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 739,000,000 (36,311) (457,922) (494,233)
(12,323,772) (5,665,405) (17,989,177)
$ 7,320,160 $ 5,687,354 $ 13,007,514
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR (41,150,700) $ 328,136
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 240,186,303 56,979
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/16/2025 TWD 13,286,400 7,492
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/19/2025 PLN 10,851,840 135,114

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly CITI 09/17/2025 BRL 96,932,467 $ 271,236
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return of
reference entity
and pays the
OBFR
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 USD 6,459,751 129,999
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.10%)
Monthly CITI 09/17/2025 EUR (47,605,311) 401,591
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly CITI 09/17/2025 PLN 977,660 14,039
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.10%)
Monthly CITI 09/17/2025 ZAR (478,705,091) 66,757
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.65%)
Monthly CITI 09/17/2025 CHF (3,051,818) 114,950
Total unrealized appreciation 1,526,293
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 07/30/2025 HKD 372,767,000 (584,067)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 09/11/2025 KRW 2,288,825,000 (2,862)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/19/2025 CHF 17,613,480 (153,657)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.80%)
Monthly CITI 09/17/2025 CAD (3,621,514) $ (37,769)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS plus or
minus a specified
spread (-0.15%)
Monthly CITI 09/17/2025 MXN (62,599,686) (38,861)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.25%)
Monthly CITI 09/17/2025 SGD (32,498,928) (319,853)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly CITI 09/17/2025 EUR 25,995,986 (268,480)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.90%)
Monthly BANA 09/17/2025 ILS (11,617,589) (274,853)
Total unrealized depreciation (1,680,402)
Net unrealized depreciation $ (154,109)
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 509 7/2025 USD $ 33,970,660 $ (3,493,182)
Hang Seng Index 74 7/2025 HKD 11,351,767 (123,689)
IBEX 35 Index 1,298 7/2025 EUR 212,846,123 981,512
LME Copper Base Metal 6 7/2025 USD 1,493,735 117,965
LME Copper Base Metal 12 7/2025 USD 2,996,544 411,289
LME Copper Base Metal 20 7/2025 USD 4,972,615 412,510
LME Copper Base Metal 26 7/2025 USD 6,480,650 554,316
LME Copper Base Metal 29 7/2025 USD 7,225,517 539,270

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 33 7/2025 USD $ 8,291,819 $ 291,707
LME Copper Base Metal 39 7/2025 USD 9,672,468 573,633
LME Copper Base Metal 45 7/2025 USD 11,267,416 1,282,000
OMXS30 Index 463 7/2025 SEK 12,200,309 90,925
SGX FTSE Taiwan Index 353 7/2025 USD 25,747,820 101,893
WTI Crude Oil 3,922 7/2025 USD 255,361,420 (7,406,299)
LME Copper Base Metal 23 8/2025 USD 5,698,958 253,465
LME Copper Base Metal 24 8/2025 USD 5,944,938 307,682
LME Copper Base Metal 30 8/2025 USD 7,434,923 396,873
Low Sulphur Gasoil 758 8/2025 USD 50,103,800 (1,354,830)
Australia 10 Year Bond 3,268 9/2025 AUD 246,716,405 2,167,721
Canada 10 Year Bond 2,561 9/2025 CAD 229,610,788 1,923,838
Copper 55 9/2025 USD 6,988,437 267,013
Euro STOXX 50 Index 260 9/2025 EUR 16,314,843 62,592
Euro-Bund 2,208 9/2025 EUR 338,716,978 (1,722,754)
FTSE 100 Index 576 9/2025 GBP 69,493,865 (207,038)
FTSE/MIB Index 366 9/2025 EUR 85,906,904 941,695
LME Copper Base Metal 12 9/2025 USD 2,966,076 90,644
LME Copper Base Metal 142 9/2025 USD 35,083,514 1,039,245
Long Gilt 873 9/2025 GBP 111,563,913 1,247,664
SPI 200 Index 503 9/2025 AUD 70,654,229 220,823
Total of long contracts (31,517)
Short Contracts
CAC 40 10 Euro Index (1,881) 7/2025 EUR (169,946,027) 367,958
IFSC NIFTY 50 Index (281) 7/2025 USD (14,387,762) (244,308)
LME Copper Base Metal (6) 7/2025 USD (1,493,735) (117,500)
LME Copper Base Metal (12) 7/2025 USD (2,996,544) (435,326)
LME Copper Base Metal (20) 7/2025 USD (4,972,615) (410,918)
LME Copper Base Metal (26) 7/2025 USD (6,480,650) (541,018)
LME Copper Base Metal (29) 7/2025 USD (7,225,517) (515,593)
LME Copper Base Metal (33) 7/2025 USD (8,291,819) (291,398)
LME Copper Base Metal (39) 7/2025 USD (9,672,469) (591,721)
LME Copper Base Metal (45) 7/2025 USD (11,267,416) (1,315,193)
MSCI Singapore Index (1,142) 7/2025 SGD (36,936,492) (401,493)
Natural Gas (108) 7/2025 USD (3,732,480) 260,388
NY Harbor ULSD (900) 7/2025 USD (86,044,140) 5,095,660
RBOB Gasoline (1,979) 7/2025 USD (172,228,808) 1,012,164
100 oz Gold (148) 8/2025 USD (48,953,960) 428,480
LME Copper Base Metal (23) 8/2025 USD (5,698,958) (285,393)
LME Copper Base Metal (24) 8/2025 USD (5,944,938) (326,676)
LME Copper Base Metal (30) 8/2025 USD (7,434,923) (398,502)
Corn (4,311) 9/2025 USD (88,213,838) 3,284,778
DAX Index (141) 9/2025 EUR (99,858,031) (2,082,230)
FTSE/JSE Top 40 Index (321) 9/2025 ZAR (16,278,505) (228,160)
Japan 10 Year Bond (230) 9/2025 JPY (222,117,982) (613,803)
KOSPI 200 Index (20) 9/2025 KRW (1,541,753) (118,749)
LME Copper Base Metal (12) 9/2025 USD (2,966,076) (89,760)
LME Copper Base Metal (12) 9/2025 USD (2,964,804) (90,455)
S&P 500 E-Mini Index (46) 9/2025 USD (14,383,625) (179,565)
S&P/TSX 60 Index (339) 9/2025 CAD (79,662,199) (1,039,585)
SET50 Index (1,124) 9/2025 THB (4,860,597) 90,860
Silver (230) 9/2025 USD (41,597,800) 376,672
TOPIX Index (398) 9/2025 JPY (78,920,107) (1,909,693)
U.S. Treasury 10 Year Note (6,223) 9/2025 USD (697,851,109) (10,942,099)
Soybean (886) 11/2025 USD (45,496,100) 188,358
Total of short contracts (12,063,820)
Net unrealized depreciation $ (12,095,337)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 177,798,080 USD 115,075,499 CITI 9/17/2025 $ 2,132,753
AUD 177,798,080 USD 115,075,138 JPMC 9/17/2025 2,133,114
BRL 446,942,910 USD 77,516,026 CITI
**
9/17/2025 3,149,207
BRL 446,942,912 USD 77,515,831 JPMC
**
9/17/2025 3,149,403
CAD 40,194,000 USD 29,542,034 CITI 9/17/2025 91,067
CAD 40,194,000 USD 29,541,975 JPMC 9/17/2025 91,126
CHF 9,702,500 USD 12,128,586 CITI 9/17/2025 220,659
CHF 9,702,500 USD 12,128,562 JPMC 9/17/2025 220,683
CNY 186,217,691 USD 26,104,298 CITI
**
9/17/2025 74,481
CNY 186,217,689 USD 26,104,198 JPMC
**
9/17/2025 74,581
EUR 12,423,500 USD 14,404,530 CITI 9/17/2025 306,091
EUR 12,423,500 USD 14,404,501 JPMC 9/17/2025 306,120
GBP 3,221,531 USD 4,362,570 CITI 9/17/2025 61,694
GBP 3,221,534 USD 4,362,564 JPMC 9/17/2025 61,704
HUF 2,350,000,000 USD 6,577,299 CITI 9/17/2025 320,910
HUF 2,350,000,000 USD 6,577,270 JPMC 9/17/2025 320,939
ILS 61,857,270 USD 17,362,966 CITI 9/17/2025 1,020,070
ILS 61,857,270 USD 17,362,888 JPMC 9/17/2025 1,020,148
INR 1,940,433,633 USD 22,494,096 CITI
**
9/17/2025 63,633
INR 1,940,433,633 USD 22,494,004 JPMC
**
9/17/2025 63,726
JPY 9,384,452,519 USD 65,277,593 CITI 9/17/2025 468,192
JPY 9,384,452,519 USD 65,277,369 JPMC 9/17/2025 468,416
KRW 17,050,000,000 USD 12,536,165 CITI
**
9/17/2025 126,461
KRW 17,050,000,000 USD 12,536,138 JPMC
**
9/17/2025 126,488
MXN 40,500,001 USD 2,112,790 CITI 9/17/2025 27,657
MXN 40,499,999 USD 2,112,785 JPMC 9/17/2025 27,661
NOK 1,069,165,372 USD 105,493,531 CITI 9/17/2025 631,877
NOK 1,069,165,369 USD 105,493,234 JPMC 9/17/2025 632,174
PLN 15,929,500 USD 4,329,371 CITI 9/17/2025 81,947
PLN 15,929,500 USD 4,329,362 JPMC 9/17/2025 81,955
SEK 208,612,092 USD 21,939,560 CITI 9/17/2025 224,376
SEK 208,612,093 USD 21,939,450 JPMC 9/17/2025 224,485
SGD 6,427,074 USD 5,063,340 CITI 9/17/2025 20,328
SGD 6,427,070 USD 5,063,326 JPMC 9/17/2025 20,339
TWD 410,961,180 USD 14,123,913 CITI
**
9/17/2025 262,098
TWD 410,961,190 USD 14,123,843 JPMC
**
9/17/2025 262,168
USD 135,043 CLP 125,573,150 CITI
**
9/17/2025 276
USD 135,043 CLP 125,573,150 JPMC
**
9/17/2025 276
USD 9,150,961 HKD 71,142,500 CITI 9/17/2025 27,277
USD 9,150,993 HKD 71,142,500 JPMC 9/17/2025 27,309
USD 3,318,453 INR 285,000,000 CITI
**
9/17/2025 5,301
USD 3,318,460 INR 285,000,000 JPMC
**
9/17/2025 5,307
USD 26,655,036 JPY 3,785,445,137 CITI 9/17/2025 134,889
USD 26,655,106 JPY 3,785,445,138 JPMC 9/17/2025 134,959
USD 724,866 NOK 7,299,310 CITI 9/17/2025 336
USD 724,868 NOK 7,299,310 JPMC 9/17/2025 338
USD 2,710,104 SEK 25,500,000 CITI 9/17/2025 864
USD 2,710,110 SEK 25,500,000 JPMC 9/17/2025 869
USD 3,458,418 THB 111,702,709 CITI 9/17/2025 1,864
USD 3,458,430 THB 111,702,708 JPMC 9/17/2025 1,876
USD 141,314 TWD 4,000,000 CITI
**
9/17/2025 1,291
USD 141,315 TWD 4,000,000 JPMC
**
9/17/2025 1,292
ZAR 296,981,222 USD 16,442,485 CITI 9/17/2025 236,776
ZAR 296,981,222 USD 16,442,417 JPMC 9/17/2025 236,843
Total unrealized appreciation 19,386,674

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 35,945,000 USD 26,556,974 CITI 9/17/2025 $ (56,456)
CAD 35,945,000 USD 26,556,921 JPMC 9/17/2025 (56,403)
INR 551,811,212 USD 6,424,896 CITI
**
9/17/2025 (10,037)
INR 551,811,212 USD 6,424,874 JPMC
**
9/17/2025 (10,015)
JPY 13,766,690,893 USD 97,040,115 CITI 9/17/2025 (593,157)
JPY 13,766,690,895 USD 97,039,818 JPMC 9/17/2025 (592,860)
NOK 16,000,000 USD 1,607,018 CITI 9/17/2025 (18,857)
NOK 16,000,000 USD 1,607,015 JPMC 9/17/2025 (18,855)
TWD 113,500,000 USD 4,018,592 CITI
**
9/17/2025 (45,438)
TWD 113,500,000 USD 4,018,584 JPMC
**
9/17/2025 (45,429)
USD 3,113,268 AUD 4,814,000 CITI 9/17/2025 (60,222)
USD 3,113,279 AUD 4,814,000 JPMC 9/17/2025 (60,212)
USD 960,275 BRL 5,586,999 CITI
**
9/17/2025 (48,079)
USD 960,172 BRL 5,587,001 JPMC
**
9/17/2025 (48,182)
USD 32,914,484 CAD 44,963,787 CITI 9/17/2025 (235,152)
USD 32,914,595 CAD 44,963,787 JPMC 9/17/2025 (235,041)
USD 250,407,227 CHF 202,995,565 CITI 9/17/2025 (7,963,504)
USD 250,407,910 CHF 202,995,565 JPMC 9/17/2025 (7,962,821)
USD 1,204,850 CLP 1,130,158,350 CITI
**
9/17/2025 (8,050)
USD 1,204,855 CLP 1,130,158,350 JPMC
**
9/17/2025 (8,046)
USD 38,917,423 CNY 277,579,114 CITI
**
9/17/2025 (105,089)
USD 38,917,568 CNY 277,579,112 JPMC
**
9/17/2025 (104,944)
USD 374,709 DKK 2,443,712 CITI 9/17/2025 (13,391)
USD 374,711 DKK 2,443,711 JPMC 9/17/2025 (13,389)
USD 189,719,391 EUR 165,495,925 CITI 9/17/2025 (6,243,721)
USD 189,720,051 EUR 165,495,925 JPMC 9/17/2025 (6,243,061)
USD 57,930,504 GBP 42,630,500 CITI 9/17/2025 (615,754)
USD 57,930,672 GBP 42,630,503 JPMC 9/17/2025 (615,589)
USD 2,271,464 HUF 795,000,000 CITI 9/17/2025 (62,186)
USD 2,271,468 HUF 795,000,000 JPMC 9/17/2025 (62,181)
USD 373,036 IDR 6,101,362,000 CITI
**
9/17/2025 (3,705)
USD 373,037 IDR 6,101,362,000 JPMC
**
9/17/2025 (3,704)
USD 14,183,501 ILS 49,240,500 CITI 9/17/2025 (450,023)
USD 14,183,536 ILS 49,240,500 JPMC 9/17/2025 (449,989)
USD 1,620,177 INR 140,000,000 CITI
**
9/17/2025 (7,337)
USD 1,620,180 INR 140,000,000 JPMC
**
9/17/2025 (7,334)
USD 9,273,325 JPY 1,333,481,712 CITI 9/17/2025 (68,808)
USD 9,273,359 JPY 1,333,481,713 JPMC 9/17/2025 (68,774)
USD 23,572,046 KRW 32,076,883,299 CITI
**
9/17/2025 (250,686)
USD 23,572,124 KRW 32,076,883,299 JPMC
**
9/17/2025 (250,607)
USD 67,063,224 MXN 1,305,049,437 CITI 9/17/2025 (1,909,341)
USD 67,063,476 MXN 1,305,049,436 JPMC 9/17/2025 (1,909,088)
USD 2,160,328 NOK 21,897,933 CITI 9/17/2025 (13,262)
USD 2,160,335 NOK 21,897,930 JPMC 9/17/2025 (13,254)
USD 68,422,411 NZD 114,023,571 CITI 9/17/2025 (1,264,048)
USD 68,422,652 NZD 114,023,572 JPMC 9/17/2025 (1,263,808)
USD 10,377,496 PLN 38,769,998 CITI 9/17/2025 (358,984)
USD 10,377,527 PLN 38,769,998 JPMC 9/17/2025 (358,953)
USD 20,288,363 SEK 191,522,726 CITI 9/17/2025 (59,918)
USD 20,288,407 SEK 191,522,727 JPMC 9/17/2025 (59,873)
USD 48,288,182 SGD 61,816,751 CITI 9/17/2025 (607,452)
USD 48,288,343 SGD 61,816,748 JPMC 9/17/2025 (607,289)
USD 19,024,086 THB 616,797,291 CITI 9/17/2025 (62,228)
USD 19,024,150 THB 616,797,292 JPMC 9/17/2025 (62,164)
USD 20,185,023 TWD 585,528,995 CITI
**
9/17/2025 (311,869)
USD 20,188,325 TWD 585,529,006 JPMC
**
9/17/2025 (308,566)
USD 2,704,566 ZAR 48,500,000 CITI 9/17/2025 (19,324)
USD 2,704,571 ZAR 48,500,000 JPMC 9/17/2025 (19,318)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 13,000,000 USD 734,614 CITI 9/17/2025 $ (4,500)
ZAR 13,000,000 USD 734,613 JPMC 9/17/2025 (4,498)
Total unrealized depreciation (42,934,825)
Net unrealized depreciation $ (23,548,151)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of June 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.15% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
59 months
maturity
04/12/2030
$11,620,001 $(186,666) $2,993 $(183,673)
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
39 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
56 months
maturity
01/21/2030
$– $(10) $– $(10)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
10-60 months
maturity
ranging from
04/16/2026
- 04/12/2030
$5,085,114 $29,845 $(48,533) $(18,688)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.40% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
10-39 months
maturity
ranging from
04/17/2026
- 09/04/2028
$9,166,850 $(52,139) $(1,818) $(53,957)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.50% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/29/2027
$7,019,587 $32,613 $571,336 $603,949
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.03% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity ranging
from 04/11/2030
- 06/14/2030
$96,260,137 $594,722 $172,257 $766,979
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Bank of Communications Co. Ltd. 942,000 877,803 13,797 1 .8
China CITIC Bank Corp. Ltd. 3,167,000 3,019,357 106,506 13 .9
China Communications Services Corp. Ltd. 1,642,000 891,364 (70,834) ( 9 .2 )
China Construction Bank Corp. 3,068,000 3,104,652 196,873 25 .7
China Feihe Ltd. 1,473,000 1,074,469 (28,881) ( 3 .8 )
China Hongqiao Group Ltd. 1,204,500 2,773,485 548,598 71 .5
China Merchants Port Holdings Co. Ltd. 666,000 1,213,231 – 0.0
China Minsheng Banking Corp. Ltd. 2,441,500 1,384,971 41,360 5 .4
China Resources Pharmaceutical Group Ltd. 2,831,000 1,848,155 (102,904) ( 13 .4 )
China Taiping Insurance Holdings Co. Ltd. 400,200 783,213 118,418 15 .4

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
CITIC Ltd. 1,495,000 2,058,410 54,907 7 .2
Far East Horizon Ltd. 1,301,000 1,130,303 77,895 10 .2
Geely Automobile Holdings Ltd. 1,176,000 2,400,456 (230,205) ( 30 .0 )
Great Wall Motor Co. Ltd. 609,000 940,333 (35,625) ( 4 .6 )
Hansoh Pharmaceutical Group Co. Ltd. 698,000 2,652,613 176,254 23 .0
Hisense Home Appliances Group Co. Ltd. 382,000 1,043,534 (221,697) ( 28 .9 )
Jiangxi Copper Co. Ltd. 726,000 1,413,258 51,884 6 .8
Kunlun Energy Co. Ltd. 2,892,000 2,810,998 (92,073) ( 12 .0 )
NetEase, Inc. 68,100 1,835,252 56,833 7 .4
People's Insurance Co. Group of China Ltd. (The) 2,492,000 1,902,145 232,336 30 .3
Sinopharm Group Co. Ltd. 351,600 825,366 (25,646) ( 3 .3 )
Sinotruk Hong Kong Ltd. 1,046,000 3,055,464 383,816 50 .0
Zhongsheng Group Holdings Ltd. 517,500 800,420 (42,088) ( 5 .5 )
Hong Kong
Sino Biopharmaceutical Ltd. 2,263,000 1,522,416 155,959 20 .3
Short Positions
Common Stocks
China
Akeso, Inc. (194,000) (2,283,011) (126,755) ( 16 .5 )
ANTA Sports Products Ltd. (82,400) (997,022) 18,026 2 .4
Beijing Enterprises Water Group Ltd. (3,228,000) (974,865) 98,400 12 .8
Bilibili, Inc. (66,400) (1,425,225) (156,427) ( 20 .4 )
BYD Co. Ltd. (123,000) (1,915,114) 156,313 20 .4
CGN Power Co. Ltd. (3,378,000) (1,151,622) (28,484) ( 3 .7 )
China Longyuan Power Group Corp. Ltd. (1,856,000) (1,674,769) (43,370) ( 5 .7 )
China Merchants Bank Co. Ltd. (294,000) (2,062,399) (157,941) ( 20 .6 )
China Resources Beer Holdings Co. Ltd. (305,500) (977,226) 21,006 2 .7
China Shenhua Energy Co. Ltd. (198,500) (771,353) 78,283 10 .2
Chow Tai Fook Jewellery Group Ltd. (920,600) (1,578,525) (194,684) ( 25 .4 )
GCL Technology Holdings Ltd. (16,445,000) (2,100,465) (277,886) ( 36 .2 )
Hua Hong Semiconductor Ltd. (216,000) (959,710) (65,436) ( 8 .5 )
Huaneng Power International, Inc. (1,402,000) (904,261) 8,384 1 .1
Jiangsu Expressway Co. Ltd. (792,000) (1,118,908) (57,520) ( 7 .5 )
NIO, Inc. (539,430) (1,846,091) 71,132 9 .3
Nongfu Spring Co. Ltd. (310,200) (1,591,262) (20,494) ( 2 .7 )
Ping An Insurance Group Co. of China Ltd. (297,500) (1,899,037) (110,236) ( 14 .4 )
Shandong Gold Mining Co. Ltd. (303,500) (1,064,872) (135,035) ( 17 .6 )
Shenzhou International Group Holdings Ltd. (151,600) (1,083,656) (34,036) ( 4 .4 )
Tsingtao Brewery Co. Ltd. (122,000) (798,130) 27,123 3 .5
XPeng, Inc. (90,600) (811,018) 95,565 12 .5
Yankuang Energy Group Co. Ltd. (1,663,800) (1,656,107) 52,213 6 .8
Zhaojin Mining Industry Co. Ltd. (651,000) (1,711,206) (69,183) ( 9 .0 )
Zijin Mining Group Co. Ltd. (354,000) (910,421) (96,893) ( 12 .6 )
ZTO Express Cayman, Inc. (53,250) (942,798) 5,533 0 .7

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-11.50% to 1.00%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
04/17/2026
- 06/17/2030
$43,915,467 $647,811 $(1,130,330) $(482,519)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 208,600 848,130 15,372 ( 3 .2 )
CPFL Energia SA 27,200 204,559 1,271 ( 0 .3 )
TIM SA/Brazil 214,600 870,945 44,356 ( 9 .2 )
Vibra Energia SA 225,900 900,590 15,239 ( 3 .2 )
WEG SA 38,700 304,722 12,592 ( 2 .6 )
Chile
Cencosud SA 460,837 1,568,070 26,538 ( 5 .5 )
Empresas Copec SA 38,330 261,012 3,354 ( 0 .7 )
Enel Americas SA 2,267,962 220,923 5,891 ( 1 .2 )
Enel Chile SA 9,729,139 720,371 5,319 ( 1 .1 )
Falabella SA 72,600 385,745 4,684 ( 1 .0 )
Indonesia
Alamtri Resources Indonesia Tbk. PT 1,819,400 205,400 (18,319) 3 .8
Astra International Tbk. PT 1,208,700 335,190 (6,649) 1 .4
Indofood Sukses Makmur Tbk. PT 688,700 344,853 (2,355) 0 .5
United Tractors Tbk. PT 275,600 364,090 (6,144) 1 .3
South Korea
DB Insurance Co. Ltd. 9,026 823,646 41,280 ( 8 .6 )
Hana Financial Group, Inc. 6,367 405,565 34,373 ( 7 .1 )
HMM Co. Ltd. 20,778 346,436 (4,016) 0 .8
Industrial Bank of Korea 43,402 586,189 37,796 ( 7 .8 )
Kia Corp. 5,991 428,682 (8,896) 1 .8
Korea Electric Power Corp. 89,852 2,596,473 735,057 ( 152 .3 )
Taiwan
Accton Technology Corp. 10,000 249,938 (3,797) 0 .8
Asia Cement Corp. 254,000 370,794 2,516 ( 0 .5 )
Evergreen Marine Corp. Taiwan Ltd. 242,000 1,647,942 (360,594) 74 .7
Hon Hai Precision Industry Co. Ltd. 81,000 446,904 21,585 ( 4 .5 )
International Games System Co. Ltd. 80,000 2,348,462 (74,384) 15 .4
Pegatron Corp. 343,000 903,583 1,900 ( 0 .4 )
PharmaEssentia Corp. 81,000 1,519,398 73,312 ( 15 .2 )
Pou Chen Corp. 519,000 550,332 (2,619) 0 .5
Taiwan Semiconductor Manufacturing Co. Ltd. 11,000 402,263 12,853 ( 2 .7 )
Yageo Corp. 13,000 215,721 6,093 ( 1 .3 )
United States
JBS NV 154,500 2,224,042 83,605 ( 17 .3 )

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Localiza Rent a Car SA (174,900) (1,304,402) 117,550 ( 24 .4 )
Natura & Co. Holding SA (157,600) (320,532) (18,018) 3 .7
PRIO SA/Brazil (162,700) (1,269,713) 36,147 ( 7 .5 )
Raia Drogasil SA (127,800) (355,660) (26,946) 5 .6
Rede D'Or Sao Luiz SA (116,400) (758,846) (5,804) 1 .2
Rumo SA (188,600) (643,235) (7,210) 1 .5
South Korea
Ecopro Co. Ltd. (6,950) (231,607) (19,843) 4 .1
Samsung SDI Co. Ltd. (15,804) (2,017,868) (55,769) 11 .6
SKC Co. Ltd. (4,700) (382,422) (22,593) 4 .7
Taiwan
Alchip Technologies Ltd. (3,000) (318,096) (32,009) 6 .6
Asia Vital Components Co. Ltd. (41,000) (1,047,240) 4,184 ( 0 .9 )
China Steel Corp. (1,233,000) (793,025) 4,777 ( 1 .0 )
E Ink Holdings, Inc. (39,000) (295,185) (8,488) 1 .8
Formosa Plastics Corp. (647,000) (772,053) 16,998 ( 3 .5 )
Fortune Electric Co. Ltd. (12,000) (231,238) (7,247) 1 .5
Mega Financial Holding Co. Ltd. (544,000) (763,977) (15,768) 3 .3
Quanta Computer, Inc. (166,000) (1,561,458) 29,991 ( 6 .2 )
Unimicron Technology Corp. (163,000) (636,174) (75,704) 15 .7
Wiwynn Corp. (36,000) (3,126,058) (16,196) 3 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-16.38% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
22-24 months
maturity
ranging from
03/26/2027
- 04/22/2027
$55,756,992 $1,056,528 $1,436,852 $2,493,380
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 449,100 1,825,959 33,062 1 .3
Telefonica Brasil SA 187,600 1,066,604 37,603 1 .5
TIM SA/Brazil 416,600 1,690,753 86,107 3 .5
Vibra Energia SA 489,000 1,949,484 32,988 1 .3
WEG SA 67,100 528,343 21,832 0 .9

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea
DB Insurance Co. Ltd. 23,543 2,148,360 106,101 4 .3
Doosan Bobcat, Inc. 15,265 656,142 74,715 3 .0
Hana Financial Group, Inc. 15,191 967,637 81,328 3 .3
HMM Co. Ltd. 29,328 488,993 (6,049) ( 0 .2 )
Hyundai Glovis Co. Ltd. 9,713 967,033 72,434 2 .9
Industrial Bank of Korea 38,033 513,675 32,751 1 .3
Kia Corp. 26,341 1,884,815 (40,597) ( 1 .6 )
Korea Electric Power Corp. 46,562 1,345,512 380,170 15 .2
Shinhan Financial Group Co. Ltd. 10,641 482,430 11,527 0 .5
Woori Financial Group, Inc. 178,432 2,968,972 232,128 9 .3
Taiwan
Accton Technology Corp. 20,000 499,875 (7,947) ( 0 .3 )
Compal Electronics, Inc. 860,000 855,395 24,463 1 .0
Hon Hai Precision Industry Co. Ltd. 229,000 1,263,470 60,190 2 .4
MediaTek, Inc. 23,000 985,519 (8,598) ( 0 .3 )
Nien Made Enterprise Co. Ltd. 25,000 348,527 (4,881) ( 0 .2 )
Pegatron Corp. 696,000 1,833,510 2,613 0 .1
PharmaEssentia Corp. 27,000 506,466 24,103 1 .0
Pou Chen Corp. 1,160,000 1,230,029 (6,763) ( 0 .3 )
President Chain Store Corp. 62,000 543,741 (5,879) ( 0 .2 )
Realtek Semiconductor Corp. 94,000 1,825,574 50,637 2 .0
Taiwan Semiconductor Manufacturing Co. Ltd. 53,300 1,949,147 60,967 2 .4
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 259,400 803,538 4,881 0 .2
Short Positions
Common Stocks
Brazil
Localiza Rent a Car SA (107,900) (804,717) 72,520 2 .9
PRIO SA (41,900) (326,988) 9,309 0 .4
Rede D'Or Sao Luiz SA (41,600) (271,203) (2,074) ( 0 .1 )
Suzano SA (48,500) (457,140) 8,252 0 .3
South Korea
Hyundai Motor Co. (2,234) (335,452) 648 0 .0 (a)
Kakao Corp. (32,451) (1,439,470) (205,826) ( 8 .3 )
Korea Aerospace Industries Ltd. (11,487) (762,830) 50,685 2 .0
Meritz Financial Group, Inc. (3,937) (327,513) (14,599) ( 0 .6 )
Samsung Biologics Co. Ltd. (2,002) (1,469,103) 14,840 0 .6
Samsung Heavy Industries Co. Ltd. (25,155) (311,065) 18,833 0 .8
SK Biopharmaceuticals Co. Ltd. (5,170) (352,075) (6,421) ( 0 .3 )
SKC Co. Ltd. (9,531) (775,502) (45,254) ( 1 .8 )
Taiwan
AUO Corp. (1,445,924) (611,147) 8,865 0 .4
China Steel Corp. (2,334,000) (1,501,152) 10,113 0 .4
E.Sun Financial Holding Co. Ltd. (1,531,167) (1,721,146) (70,547) ( 2 .8 )
First Financial Holding Co. Ltd. (685,888) (682,036) (22,829) ( 0 .9 )
Formosa Plastics Corp. (1,268,000) (1,513,082) 34,386 1 .4
Hotai Motor Co. Ltd. (66,500) (1,281,474) 21,540 0 .9
Mega Financial Holding Co. Ltd. (825,869) (1,159,826) (23,182) ( 0 .9 )
Nan Ya Plastics Corp. (451,000) (421,366) 17,426 0 .7
Taiwan Cooperative Financial Holding Co. Ltd. (826,461) (699,795) (3,572) ( 0 .1 )
TCC Group Holdings Co. Ltd. (426,000) (371,847) 14,460 0 .6
Unimicron Technology Corp. (320,000) (1,248,930) (147,858) ( 5 .9 )
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 2,678 $ – $ 2,678
BARC
Cash – 271,130 271,130
CITG
Cash – 6,415,796 6,415,796
CITI
Cash 2,091,781 – 2,091,781
Investment Companies 46,844,565 – 46,844,565
GSCO
Cash – 16,212,307 16,212,307
GSIN
Cash (673,003) – (673,003)
U.S. Treasury Bills 17,987,657 – 17,987,657
JPMC
Investment Companies 114 – 114
U.S. Treasury Bills 49,870,856 – 49,870,856
JPMS
Cash – 78,528,924 78,528,924
MLIN
Cash 99,599 – 99,599
MSCL
Cash – 29,981,131 29,981,131
MSIP
Cash (2,102,196) – (2,102,196)
U.S. Treasury Bills 8,991,156 – 8,991,156
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 21,060,414 $ 21,060,414
MSCL
Cash – 42,944,343 42,944,343

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 154.0%
COMMON STOCKS - 80.7%
Communication Services - 3 .4%
Diversified Telecommunication Services - 0 .7%
AT&T, Inc. (a)
2,364 68,414
Cellnex Telecom SA (Spain) (2)(a)
(b) 220 8,566
Iridium Communications, Inc. (a)(c)
387 11,676
Orange SA (France) (2)(a)
10,188 155,145
Quebecor, Inc., Class B (Canada)
(a) 225 6,849
Telenor ASA (Norway) (2)(a)
10,037 156,298
Telia Co. AB (Sweden) (2)(a)
7,046 25,343
432,291
Entertainment - 1 .2%
Capcom Co. Ltd. (Japan) (2)(a)
2,400 81,963
Electronic Arts, Inc. (a)
471 75,219
Netflix, Inc. *(a)
68 91,061
Playtika Holding Corp. (a)
1,738 8,221
ROBLOX Corp., Class A *(a)(c)
526 55,335
Roku, Inc., Class A *(a)
393 34,541
Sea Ltd., ADR (Singapore) *(a)(c)
369 59,018
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 3,600 269,277
Toei Animation Co. Ltd. (Japan) (2)
(a) 300 6,841
Warner Music Group Corp., Class
A (a)(c) 1,077 29,337
710,813
Interactive Media & Services - 0 .4%
Alphabet, Inc., Class A (a)(c)
267 47,054
Angi, Inc. *(a)
323 4,929
REA Group Ltd. (Australia) (2)(a)
125 19,795
Reddit, Inc., Class A *(a)
381 57,367
Rightmove plc (United Kingdom) (2)
(a) 1,023 11,072
Scout24 SE (Germany) (2)(a)(b)
546 75,375
Snap, Inc., Class A *(a)(c)
916 7,960
ZoomInfo Technologies, Inc., Class
A *(a)(c) 3,694 37,383
260,935
Media - 0 .6%
CyberAgent, Inc. (Japan) (2)(a)
6,000 68,553
DoubleVerify Holdings, Inc. *(a)(c)
1,117 16,722
ITV plc (United Kingdom) (2)(a)
12,998 14,725
New York Times Co. (The), Class
A (a) 2,265 126,795
News Corp., Class A (a)(c)
943 28,026
Sirius XM Holdings, Inc. (a)(c)
2,340 53,750
TBS Holdings, Inc. (Japan) (2)(a)
900 31,555
Trade Desk, Inc. (The), Class A *(a)
(c) 254 18,285
358,411
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0 .5%
Freenet AG (Germany) (2)(a)
1,488 48,508
SoftBank Corp. (Japan) (2)(a)
144,200 223,359
271,867
Total Communication Services 2,034,317
Consumer Discretionary - 9 .2%
Automobile Components - 0 .7%
Aisin Corp. (Japan) (2)(a)
3,100 39,656
Aptiv plc (Ireland) *(a)(c)
577 39,363
Autoliv, Inc. (Sweden) (a)
797 89,184
Goodyear Tire & Rubber Co. (The)
*(a)(c) 786 8,151
Niterra Co. Ltd. (Japan) (2)(a)
2,100 69,822
Pirelli & C SpA (Italy) (2)(a)(b)
12,924 89,086
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 1,700 36,454
Valeo SE (France) (2)(a)
1,950 21,405
393,121
Automobiles - 0 .9%
General Motors Co. (a)
3,590 176,664
Harley-Davidson, Inc. (a)
946 22,326
Honda Motor Co. Ltd. (Japan) (2)(a)
6,100 58,821
Lucid Group, Inc. *(a)(c)
4,311 9,096
Mazda Motor Corp. (Japan) (2)(a)
6,000 36,091
Mitsubishi Motors Corp. (Japan) (2)
(a) 6,500 18,379
Renault SA (France) (2)(a)
2,057 94,920
Rivian Automotive, Inc., Class A *(a)
(c) 4,077 56,018
Subaru Corp. (Japan) (2)(a)
4,500 78,014
550,329
Broadline Retail - 0 .7%
Amazon.com, Inc. *(a)
718 157,522
Dollarama, Inc. (Canada) (a)
61 8,595
eBay, Inc. (a)(c)
665 49,516
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 2,100 31,975
MercadoLibre, Inc. (Brazil) *(a)(c)
11 28,750
Prosus NV (China) (2)
1,139 63,905
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 2,000 95,918
Wesfarmers Ltd. (Australia) (2)(a)
278 15,514
451,695
Distributors - 0 .1%
Genuine Parts Co. (a)(c) 518 62,839
Diversified Consumer Services - 0 .6%
ADT, Inc. (a)
2,658 22,513
Bright Horizons Family Solutions,
Inc. *(a) 366 45,234
Duolingo, Inc., Class A *(a)(c)
115 47,152
Graham Holdings Co., Class B (a)
14 13,246
Grand Canyon Education, Inc. *(a)
580 109,620
Pearson plc (United Kingdom) (2)(a)
5,567 82,008

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.6% (continued)
Service Corp. International (a)
580 47,212
366,985
Hotels, Restaurants & Leisure - 2 .6%
Airbnb, Inc., Class A *(a)(c)
346 45,790
Aristocrat Leisure Ltd. (Australia)
(2)(a) 2,347 100,557
Booking Holdings, Inc. (a)(c)
23 133,153
Carnival Corp. *(a)
1,529 42,995
Chipotle Mexican Grill, Inc., Class
A *(a) 329 18,473
Domino's Pizza, Inc. (a)(c)
123 55,424
DoorDash, Inc., Class A *(a)(c)
813 200,413
DraftKings, Inc., Class A *(a)
2,216 95,044
Entain plc (United Kingdom) (2)(a)
4,174 51,698
Evolution AB (Sweden) (2)(a)(b)
956 75,929
Expedia Group, Inc. (a)(c)
131 22,097
Flutter Entertainment plc (United
Kingdom) *(a)(c) 271 77,441
Hilton Worldwide Holdings, Inc. (a)
(c) 313 83,364
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 97 11,091
Light & Wonder, Inc. *(a)(c)
58 5,583
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 200 8,272
MGM Resorts International *(a)
1,670 57,431
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 3,000 62,810
Tabcorp Holdings Ltd. (Australia)
(2)(a) 6,264 2,945
Texas Roadhouse, Inc., Class A (a)
(c) 792 148,429
Travel + Leisure Co. (a)
2,038 105,181
Wendy's Co. (The) (a)(c)
926 10,575
Wingstop, Inc. (a)
122 41,082
Wyndham Hotels & Resorts, Inc.
(a)(c) 385 31,266
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 1,000 60,526
1,547,569
Household Durables - 0 .4%
Electrolux AB, Class B (Sweden)
(2)*(a) 3,217 22,878
Garmin Ltd. (a)
176 36,735
Persimmon plc (United Kingdom)
(2)(a) 273 4,857
Sony Group Corp. (Japan) (2)(a)
3,000 78,001
Taylor Morrison Home Corp., Class
A *(a) 877 53,865
Toll Brothers, Inc. (a)
518 59,119
255,455
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0 .4%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 5,600 200,700
Mattel, Inc. *(a)
863 17,018
YETI Holdings, Inc. *(a)(c)
364 11,473
229,191
Specialty Retail - 1 .9%
ABC-Mart, Inc. (Japan) (2)(a)
600 12,326
Abercrombie & Fitch Co., Class A
*(a)(c) 1,023 84,756
AutoNation, Inc. *(a)(c)
93 18,474
AutoZone, Inc. *(a)(c)
31 115,079
Bath & Body Works, Inc. (a)(c)
1,595 47,786
CarMax, Inc. *(a)
821 55,179
Chewy, Inc., Class A *(a)
974 41,512
Gap, Inc. (The) (a)
426 9,291
JB Hi-Fi Ltd. (Australia) (2)(a)
2,116 153,762
O'Reilly Automotive, Inc. *(a)(c)
663 59,756
Penske Automotive Group, Inc. (a)
(c) 92 15,807
Sanrio Co. Ltd. (Japan) (2)(a)
1,900 91,876
Shimamura Co. Ltd. (Japan) (2)(a)
1,400 98,233
TJX Cos., Inc. (The) (a)
383 47,297
Ulta Beauty, Inc. *(a)
71 33,215
USS Co. Ltd. (Japan) (2)(a)
8,600 94,780
Wayfair, Inc., Class A *(a)(c)
718 36,719
Williams-Sonoma, Inc. (a)
185 30,223
Zalando SE (Germany) (2)*(a)(b)
2,513 82,922
ZOZO, Inc. (Japan) (2)(a)
900 9,724
1,138,717
Textiles, Apparel & Luxury Goods - 0 .9%
adidas AG (Germany) (2)(a)
100 23,343
Asics Corp. (Japan) (2)(a)
3,300 84,151
Brunello Cucinelli SpA (Italy) (2)(a)
205 24,888
Burberry Group plc (United
Kingdom) (2)*(a) 753 12,231
Deckers Outdoor Corp. *(a)(c)
438 45,145
Gildan Activewear, Inc. (Canada) (a)
117 5,765
Hermes International SCA (France)
(2)(a) 46 124,700
Lululemon Athletica, Inc. *(a)(c)
46 10,929
Pandora A/S (Denmark) (2)(a)
94 16,562
Ralph Lauren Corp., Class A (a)
439 120,409
Tapestry, Inc. (a)(c)
1,034 90,795
558,918
Total Consumer Discretionary 5,554,819
Consumer Staples - 4 .3%
Beverages - 1 .1%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 380 26,144
Asahi Group Holdings Ltd. (Japan)
(2)(a) 8,800 117,631
Carlsberg A/S, Class B (Denmark)
(2)(a) 1,177 166,761

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Beverages - 1.1% (continued)
Celsius Holdings, Inc. *(a)(c)
1,099 50,983
Coca-Cola Consolidated, Inc. (a)
353 39,412
Keurig Dr Pepper, Inc. (a)
4,549 150,390
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 2,900 40,640
Monster Beverage Corp. *(a)(c)
1,113 69,718
Royal Unibrew A/S (Denmark) (a)
181 14,789
676,468
Consumer Staples Distribution & Retail - 1 .3%
Albertsons Cos., Inc., Class A (a)
1,514 32,566
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 226 24,370
Carrefour SA (France) (2)(a)
4,517 63,718
Costco Wholesale Corp. (a)(c)
72 71,276
Dollar Tree, Inc. *(a)(c)
728 72,101
Empire Co. Ltd., Class A (Canada)
(a) 618 25,646
George Weston Ltd. (Canada) (a)
687 137,783
Kobe Bussan Co. Ltd. (Japan) (2)(a)
300 9,317
Koninklijke Ahold Delhaize NV
(Netherlands) (2)(a) 881 36,796
Marks & Spencer Group plc (United
Kingdom) (2)(a) 2,573 12,523
MatsukiyoCocokara & Co. (Japan)
(2)(a) 1,400 28,799
Metro, Inc., Class A (Canada) (a)
1,094 85,937
Sprouts Farmers Market, Inc. *(a)(c)
418 68,819
Tesco plc (United Kingdom) (2)(a)
6,919 38,148
US Foods Holding Corp. *(a)(c)
932 71,773
779,572
Food Products - 0 .8%
AAK AB (Sweden) (2)(a)
1,700 44,667
Danone SA (France) (2)(a)
1,436 117,498
Freshpet, Inc. *(a)(c)
529 35,951
Lancaster Colony Corp. (a)(c)
29 5,010
McCormick & Co., Inc. (Non-Voting)
(a) 464 35,181
Orkla ASA (Norway) (2)(a)
4,136 45,047
Saputo, Inc. (Canada) (a)
894 18,297
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 1,100 73,114
Tyson Foods, Inc., Class A (a)
1,073 60,024
WH Group Ltd. (Hong Kong) (2)(a)
(b) 20,500 19,758
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 2,600 58,201
512,748
Household Products - 0 .2%
Church & Dwight Co., Inc. (a)(c)
240 23,066
Colgate-Palmolive Co. (a)
866 78,720
101,786
INVESTMENTS SHARES VALUE ($)
Personal Care Products - 0 .3%
BellRing Brands, Inc. *(a)
900 52,137
elf Beauty, Inc. *(a)(c)
101 12,568
Kao Corp. (Japan) (2)(a)
2,000 89,611
L'Oreal SA (France) (2)(a)
27 11,566
165,882
Tobacco - 0 .6%
British American Tobacco plc (United
Kingdom) (2)(a) 1,127 53,585
Imperial Brands plc (United
Kingdom) (2)(a) 1,483 58,593
Philip Morris International, Inc. (a)
1,474 268,460
380,638
Total Consumer Staples 2,617,094
Energy - 1 .8%
Energy Equipment & Services - 0 .2%
NOV, Inc. (a)(c)
1,909 23,729
SBM Offshore NV (Netherlands) (2)
(a) 478 12,638
TechnipFMC plc (United Kingdom)
(a) 2,315 79,728
116,095
Oil, Gas & Consumable Fuels - 1 .6%
Antero Resources Corp. *(a)
245 9,869
ARC Resources Ltd. (Canada) (a)
1,952 41,154
Canadian Natural Resources Ltd.
(Canada) (a) 1,428 44,882
Cenovus Energy, Inc. (Canada) (a)
2,732 37,176
Cheniere Energy, Inc. (a)
175 42,616
Coterra Energy, Inc. (a)(c)
768 19,492
Devon Energy Corp. (a)
2,503 79,620
Enbridge, Inc. (Canada) (a)
3,631 164,652
EQT Corp. (a)(c)
296 17,263
Expand Energy Corp. (a)
156 18,243
Gaztransport Et Technigaz SA
(France) (2)(a) 251 49,654
HF Sinclair Corp. (a)
1,439 59,114
Inpex Corp. (Japan) (2)(a)
3,800 53,341
Kinder Morgan, Inc. (a)(c)
1,612 47,393
Koninklijke Vopak NV (Netherlands)
(2)(a) 630 31,292
Marathon Petroleum Corp. (a)(c)
186 30,896
Matador Resources Co. (a)(c)
430 20,520
Ovintiv, Inc. (a)
1,149 43,719
Pembina Pipeline Corp. (Canada)
(a) 846 31,765
Phillips 66 (a)
458 54,639
Range Resources Corp. (a)(c)
583 23,711
Targa Resources Corp. (a)
243 42,301
Tourmaline Oil Corp. (Canada) (a)
252 12,158
Whitehaven Coal Ltd. (Australia) (2)
(a) 5,474 19,541

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.6% (continued)
Yancoal Australia Ltd. (Australia)
(2)(a) 1,397 5,308
1,000,319
Total Energy 1,116,414
Financials - 12 .7%
Banks - 4 .4%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(b) 1,605 43,826
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 5,904 50,075
Banco Santander SA (Spain) (2)(a)
9,793 81,095
Bank of America Corp. (a)(c)
1,349 63,835
Bank OZK (a)(c)
122 5,741
Barclays plc (United Kingdom) (2)(a)
9,478 43,796
BNP Paribas SA (France) (2)(a)
1,501 134,642
BOC Hong Kong Holdings Ltd.
(China) (2) 19,000 82,712
BOK Financial Corp. (a)
518 50,572
Cadence Bank (a)(c)
960 30,701
Citigroup, Inc. (a)
2,436 207,352
Commerce Bancshares, Inc. (a)(c)
942 58,564
Commerzbank AG (Germany) (2)(a)
3,947 124,382
Concordia Financial Group Ltd.
(Japan) (2)(a) 1,900 12,331
Cullen/Frost Bankers, Inc. (a)(c)
330 42,418
Danske Bank A/S (Denmark) (2)(a)
255 10,415
East West Bancorp, Inc. (a)
281 28,375
Fifth Third Bancorp (a)
1,049 43,145
FinecoBank Banca Fineco SpA
(Italy) (2)(a) 911 20,209
First Horizon Corp. (a)
641 13,589
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 900 24,045
Hancock Whitney Corp. (a)(c)
804 46,150
Huntington Bancshares, Inc. (a)(c)
1,290 21,621
JPMorgan Chase & Co. (a)
110 31,890
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 7,300 99,525
NatWest Group plc (United
Kingdom) (2)(a) 11,324 79,528
Nordea Bank Abp (Finland) (2)(a)
6,070 90,065
Pinnacle Financial Partners, Inc. (a)
(c) 116 12,808
PNC Financial Services Group, Inc.
(The) (a) 235 43,809
Popular, Inc.
839 92,466
Prosperity Bancshares, Inc. (a)(c)
317 22,266
Regions Financial Corp. (a)(c)
3,063 72,042
Resona Holdings, Inc. (Japan) (2)(a)
2,700 24,937
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 5,300 61,666
Societe Generale SA (France) (2)(a)
2,747 157,140
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 800 20,145
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 1,200 31,917
INVESTMENTS SHARES VALUE ($)
Banks - 4.4% (continued)
Synovus Financial Corp. (a)
1,007 52,112
Texas Capital Bancshares, Inc. *(a)
1,686 133,868
UniCredit SpA (Italy) (2)(a)
2,354 157,914
Webster Financial Corp. (a)
2,354 128,528
Wells Fargo & Co.
402 32,208
Zions Bancorp NA (a)
1,741 90,428
2,674,853
Capital Markets - 2 .6%
Ameriprise Financial, Inc. (a)(c)
291 155,315
Amundi SA (France) (2)(a)(b)
323 26,181
Azimut Holding SpA (Italy) (2)(a)
1,446 46,390
Banca Generali SpA (Italy) (2)(a)
712 39,559
Bank of New York Mellon Corp.
(The) (a)(c) 499 45,464
Blackrock, Inc. (a)(c)
44 46,167
Brookfield Corp., Class A (Canada)
(a) 563 34,845
Charles Schwab Corp. (The) (a)(c)
864 78,831
CME Group, Inc. (a)
620 170,884
Coinbase Global, Inc., Class A *(a)
(c) 40 14,020
CVC Capital Partners plc
(Luxembourg) (2)(b) 459 9,438
Evercore, Inc., Class A (a)
430 116,109
Federated Hermes, Inc., Class B (a)
976 43,256
Goldman Sachs Group, Inc. (The)
(a) 121 85,638
IGM Financial, Inc. (Canada) (a)
276 8,719
Moody's Corp. (a)(c)
194 97,309
MSCI, Inc., Class A (a)
279 160,910
Nasdaq, Inc. (a)(c)
382 34,158
Nomura Holdings, Inc. (Japan) (2)(a)
13,700 90,279
Robinhood Markets, Inc., Class A
*(a)(c) 1,137 106,457
S&P Global, Inc. (a)
126 66,439
Stifel Financial Corp. (a)
154 15,982
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 82 46,604
Virtu Financial, Inc., Class A (a)
420 18,812
1,557,766
Consumer Finance - 0 .5%
Ally Financial, Inc. (a)
846 32,952
Capital One Financial Corp. (a)
637 135,528
Credit Acceptance Corp. *(a)(c)
10 5,094
FirstCash Holdings, Inc. (a)
106 14,325
OneMain Holdings, Inc. (a)(c)
231 13,167
SLM Corp. (a)(c)
1,265 41,479
Synchrony Financial (a)(c)
532 35,506
278,051
Financial Services - 1 .0%
Adyen NV (Netherlands) (2)*(a)(b)
34 62,442
Affirm Holdings, Inc., Class A *(a)(c)
733 50,680
Block, Inc., Class A *(a)
249 16,914
Corebridge Financial, Inc. (a)(c)
322 11,431

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 1.0% (continued)
Corpay, Inc. *(a)
35 11,614
Essent Group Ltd. (a)(c)
1,261 76,580
Mastercard, Inc., Class A (a)
292 164,086
MGIC Investment Corp. (a)(c)
635 17,678
Nexi SpA (Italy) (2)(a)(b)
2,720 16,245
ORIX Corp. (Japan) (2)(a)
2,100 47,390
PayPal Holdings, Inc. *(a)
206 15,310
Visa, Inc., Class A (a)(c)
355 126,043
Western Union Co. (The) (a)(c)
1,349 11,359
627,772
Insurance - 4 .2%
Ageas SA/NV (Belgium) (2)(a)
462 31,253
AIA Group Ltd. (Hong Kong) (2)(a)
3,600 32,610
Allstate Corp. (The) (a)
264 53,146
American International Group, Inc.
(a)(c) 2,183 186,843
Aon plc, Class A (a)(c)
127 45,309
Assured Guaranty Ltd. (a)
194 16,897
Axis Capital Holdings Ltd. (a)
1,036 107,558
Brighthouse Financial, Inc. *(a)(c)
764 41,080
Cincinnati Financial Corp. (a)
59 8,786
CNA Financial Corp. (a)(c)
155 7,212
CNO Financial Group, Inc. (a)
1,251 48,264
Everest Group Ltd. (a)
216 73,408
Fairfax Financial Holdings Ltd.
(Canada) (a) 11 19,855
Globe Life, Inc. (a)
204 25,355
Hanover Insurance Group, Inc.
(The) (a)(c) 451 76,611
Hiscox Ltd. (United Kingdom) (2)(a)
328 5,661
iA Financial Corp., Inc. (Canada) (a)
542 59,420
Insurance Australia Group Ltd.
(Australia) (2)(a) 5,757 34,225
Intact Financial Corp. (Canada) (a)
86 19,998
Lincoln National Corp. (a)
688 23,805
Manulife Financial Corp. (Canada)
(a) 1,148 36,706
Mapfre SA (Spain) (2)(a)
12,324 50,482
Marsh & McLennan Cos., Inc. (a)(c)
320 69,965
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 1,700 38,005
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 251 162,983
Old Republic International Corp. (a)
2,386 91,718
Poste Italiane SpA (Italy) (2)(a)(b)
8,815 189,398
Primerica, Inc. (a)(c)
236 64,586
QBE Insurance Group Ltd.
(Australia) (2)(a) 4,591 70,697
Reinsurance Group of America, Inc.
(a) 201 39,870
SCOR SE (France) (2)(a)
1,354 44,969
Selective Insurance Group, Inc. (a)
(c) 463 40,119
Swiss Re AG (2)(a)
48 8,303
T&D Holdings, Inc. (Japan) (2)(a)
2,800 61,460
INVESTMENTS SHARES VALUE ($)
Insurance - 4.2% (continued)
Talanx AG (Germany) (2)(a)
96 12,446
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 1,400 59,333
Travelers Cos., Inc. (The) (a)
629 168,283
Unipol Assicurazioni SpA (Italy) (2)
(a) 5,388 106,708
Unum Group (a)
345 27,862
W R Berkley Corp. (a)
416 30,564
Zurich Insurance Group AG
(Switzerland) (2)(a) 347 242,804
2,534,557
Total Financials 7,672,999
Health Care - 9 .0%
Biotechnology - 1 .0%
AbbVie, Inc. (a)
219 40,651
Alnylam Pharmaceuticals, Inc. *(a)
21 6,848
Amgen, Inc. (a)(c)
159 44,394
Apellis Pharmaceuticals, Inc. *(a)
1,354 23,438
Argenx SE (Netherlands) (2)*(a)
69 38,197
Biogen, Inc. *(a)
267 33,532
BioMarin Pharmaceutical, Inc. *(a)
731 40,183
Cytokinetics, Inc. *(a)(c)
147 4,857
Exact Sciences Corp. *(a)
96 5,101
Exelixis, Inc. *(a)(c)
2,382 104,987
Genmab A/S (Denmark) (2)*(a)
140 29,074
GRAIL, Inc. *(a)(c)
489 25,144
Halozyme Therapeutics, Inc. *(a)
1,621 84,324
Incyte Corp. *(a)
543 36,978
Natera, Inc. *(a)(c)
373 63,015
Neurocrine Biosciences, Inc. *(a)
268 33,685
Sarepta Therapeutics, Inc. *(a)(c)
537 9,183
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 508 15,461
639,052
Health Care Equipment & Supplies - 2 .3%
Abbott Laboratories (a)
1,549 210,680
Align Technology, Inc. *(a)
259 49,036
Asahi Intecc Co. Ltd. (Japan) (2)(a)
2,100 33,222
Boston Scientific Corp. *(a)
1,915 205,690
ConvaTec Group plc (United
Kingdom) (2)(a)(b) 2,487 9,851
Demant A/S (Denmark) (2)*(a)
214 8,941
DENTSPLY SIRONA, Inc. (a)
2,823 44,829
Dexcom, Inc. *(a)
370 32,297
Edwards Lifesciences Corp. *(a)
784 61,317
Elekta AB, Class B (Sweden) (2)(a)
2,026 10,452
Getinge AB, Class B (Sweden) (2)
(a) 320 6,429
Haemonetics Corp. *(a)(c)
473 35,291
Hoya Corp. (Japan) (2)(a)
400 47,505
IDEXX Laboratories, Inc. *(a)(c)
220 117,995
Inspire Medical Systems, Inc. *(a)(c)
37 4,801
Insulet Corp. *(a)
61 19,165
Intuitive Surgical, Inc. *(a)
168 91,293

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.3% (continued)
LivaNova plc *(a)
1,059 47,676
Medtronic plc (a)
1,227 106,958
Penumbra, Inc. *(a)(c)
169 43,370
QuidelOrtho Corp. *(a)(c)
171 4,928
ResMed, Inc. (a)
67 17,286
STERIS plc (a)(c)
269 64,619
Straumann Holding AG (Registered)
(Switzerland) (2)(a) 546 71,466
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 60 32,031
1,377,128
Health Care Providers & Services - 1 .4%
Cardinal Health, Inc. (a)
251 42,168
Cencora, Inc. (a)
342 102,549
Centene Corp. *(a)(c)
1,958 106,280
Cigna Group (The) (a)
234 77,356
DaVita, Inc. *(a)(c)
98 13,960
Elevance Health, Inc. (a)(c)
82 31,895
Encompass Health Corp. (a)
465 57,023
Fresenius Medical Care AG
(Germany) (2)(a) 492 28,268
HCA Healthcare, Inc. (a)
353 135,234
HealthEquity, Inc. *(a)
347 36,352
McKesson Corp. (a)(c)
131 95,994
Molina Healthcare, Inc. *(a)(c)
62 18,470
Sonic Healthcare Ltd. (Australia) (2)
(a) 427 7,537
Tenet Healthcare Corp. *(a)
319 56,144
Universal Health Services, Inc.,
Class B (a) 196 35,505
844,735
Health Care Technology - 0 .5%
Doximity, Inc., Class A *(a)(c)
163 9,999
Pro Medicus Ltd. (Australia) (2)(a)
738 138,105
Veeva Systems, Inc., Class A *(a)(c)
461 132,759
280,863
Life Sciences Tools & Services - 1 .0%
10X Genomics, Inc., Class A *(a)
2,835 32,829
Agilent Technologies, Inc. (a)
458 54,049
Bruker Corp. (a)(c)
2,617 107,820
Danaher Corp. (a)
275 54,324
Illumina, Inc. *(a)(c)
289 27,574
IQVIA Holdings, Inc. *(a)(c)
403 63,509
Lonza Group AG (Registered)
(Switzerland) (2)(a) 93 66,510
Medpace Holdings, Inc. *(a)(c)
411 128,996
Mettler-Toledo International, Inc.
*(a)(c) 23 27,019
Sotera Health Co. *(a)(c)
629 6,994
Waters Corp. *(a)(c)
77 26,876
596,500
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2 .8%
Astellas Pharma, Inc. (Japan) (2)(a)
5,400 52,871
Chugai Pharmaceutical Co. Ltd.
(Japan) (2)(a) 1,200 62,661
Daiichi Sankyo Co. Ltd. (Japan) (2)
(a) 2,800 64,871
Eli Lilly & Co. (a)
133 103,677
Galderma Group AG (Switzerland)
(2)(a) 39 5,669
Ipsen SA (France) (2)(a)
166 19,774
Johnson & Johnson
448 68,432
Merck & Co., Inc. (a)(c)
1,368 108,291
Novartis AG (Registered) (2)(a)
2,316 281,109
Orion OYJ, Class B (Finland) (2)(a)
68 5,116
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 700 34,706
Roche Holding AG (2)(a)
453 147,868
Royalty Pharma plc, Class A (a)(c)
5,382 193,913
Santen Pharmaceutical Co. Ltd.
(Japan) (2)(a) 2,900 33,279
Shionogi & Co. Ltd. (Japan) (2)(a)
4,200 75,610
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 8,300 256,246
UCB SA (Belgium) (2)(a)
208 40,926
Zoetis, Inc., Class A (a)
915 142,694
1,697,713
Total Health Care 5,435,991
Industrials - 16 .8%
Aerospace & Defense - 2 .9%
Airbus SE (France) (2)(a)
368 76,986
ATI, Inc. *(a)(c)
87 7,511
Curtiss-Wright Corp. (a)
220 107,481
Dassault Aviation SA (France) (2)(a)
199 70,361
GE Aerospace (a)
364 93,690
Howmet Aerospace, Inc. (a)
751 139,784
Kongsberg Gruppen ASA (Norway)
(a) 3,850 149,292
Leonardo SpA (Italy) (2)(a)
3,094 174,585
Rheinmetall AG (Germany) (2)(a)
139 294,360
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 12,936 171,436
Saab AB, Class B (Sweden) (2)(a)
4,730 264,470
Safran SA (France) (2)(a)
308 100,446
Thales SA (France) (2)(a)
53 15,649
Woodward, Inc. (a)
230 56,371
1,722,422
Air Freight & Logistics - 0 .3%
Expeditors International of
Washington, Inc. (a) 204 23,307
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 8,600 172,520
195,827

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - 1 .5%
AGC, Inc. (Japan) (2)(a)
600 17,601
Allegion plc (a)(c)
372 53,613
Armstrong World Industries, Inc. (a)
200 32,488
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 21 21,405
Geberit AG (Registered)
(Switzerland) (2)(a) 37 29,139
Johnson Controls International plc
(a)(c) 2,625 277,252
Lennox International, Inc. (a)
25 14,331
Masco Corp. (a)
691 44,473
Owens Corning (a)
202 27,779
Sanwa Holdings Corp. (Japan) (2)
(a) 4,700 155,879
Trane Technologies plc (a)
580 253,698
927,658
Commercial Services & Supplies - 0 .8%
Brambles Ltd. (Australia) (2)(a)
9,721 150,129
Cintas Corp. (a)(c)
52 11,589
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 2,300 34,914
ISS A/S (Denmark) (2)(a)
2,159 60,259
Rollins, Inc. (a)(c)
1,028 58,000
Veralto Corp. (a)
868 87,625
Waste Connections, Inc. (a)(c)
261 48,734
451,250
Construction & Engineering - 1 .5%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 445 30,931
AECOM (a)
69 7,787
API Group Corp. *(a)(c)
141 7,198
AtkinsRealis Group, Inc. (Canada)
(a) 1,224 85,849
Bouygues SA (France) (2)(a)
680 30,753
Comfort Systems USA, Inc. (a)
249 133,516
Eiffage SA (France) (2)(a)
275 38,641
EMCOR Group, Inc. (a)
75 40,117
Everus Construction Group, Inc.
*(a)(c) 824 52,349
Fluor Corp. *(a)
1,118 57,320
Kajima Corp. (Japan) (2)(a)
2,000 52,163
Kinden Corp. (Japan) (2)(a)
2,900 85,198
MasTec, Inc. *(a)
404 68,854
Obayashi Corp. (Japan) (2)(a)
3,000 45,455
Shimizu Corp. (Japan) (2)(a)
8,500 94,943
Taisei Corp. (Japan) (2)(a)
800 46,592
Valmont Industries, Inc. (a)
129 42,128
Worley Ltd. (Australia) (2)(a)
586 5,046
924,840
Electrical Equipment - 1 .0%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 179 10,727
Eaton Corp. plc (a)(c)
547 195,274
Fujikura Ltd. (Japan) (2)(a)
2,200 115,732
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.0% (continued)
Mitsubishi Electric Corp. (Japan) (2)
(a) 2,400 51,622
NEXTracker, Inc., Class A *(a)(c)
194 10,548
Signify NV (2)(a)(b)
2,016 54,739
Vertiv Holdings Co., Class A (a)(c)
1,025 131,620
Vestas Wind Systems A/S
(Denmark) (2)(a) 2,244 33,707
603,969
Ground Transportation - 0 .8%
Aurizon Holdings Ltd. (Australia) (2)
(a) 5,221 10,414
Grab Holdings Ltd., Class A
(Singapore) *(a)(c) 12,699 63,876
JB Hunt Transport Services, Inc. (a)
505 72,518
Knight-Swift Transportation
Holdings, Inc., Class A (a) 1,402 62,010
Lyft, Inc., Class A *(a)(c)
6,442 101,526
Ryder System, Inc. (a)
204 32,436
Tokyu Corp. (Japan) (2)(a)
3,200 38,068
Uber Technologies, Inc. *(a)(c)
609 56,820
Union Pacific Corp. (a)
70 16,105
453,773
Industrial Conglomerates - 0 .6%
3M Co. (a)(c)
799 121,640
Hikari Tsushin, Inc. (Japan) (2)(a)
300 88,580
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 3,600 65,198
Siemens AG (Registered)
(Germany) (2)(a) 346 88,873
Swire Pacific Ltd., Class A (Hong
Kong) (2)(a) 2,500 21,430
385,721
Machinery - 3 .1%
Alfa Laval AB (Sweden) (2)(a)
1,832 77,161
Allison Transmission Holdings, Inc.
(a)(c) 985 93,565
Crane Co. (a)
48 9,115
Cummins, Inc. (a)
312 102,180
Donaldson Co., Inc. (a)(c)
583 40,431
Dover Corp. (a)
751 137,606
Ebara Corp. (Japan) (2)(a)
2,500 47,944
Flowserve Corp. (a)(c)
459 24,029
Fortive Corp. (a)
576 30,027
GEA Group AG (Germany) (2)(a)
997 69,890
IHI Corp. (Japan) (2)(a)
2,200 237,960
IMI plc (United Kingdom) (2)(a)
875 25,178
ITT, Inc. (a)
75 11,762
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 1,000 75,598
Komatsu Ltd. (Japan) (2)(a)
2,000 65,987
Lincoln Electric Holdings, Inc. (a)
245 50,793
Middleby Corp. (The) *(a)(c)
92 13,248
MISUMI Group, Inc. (Japan) (2)(a)
3,800 50,762
Mueller Industries, Inc. (a)(c)
1,148 91,232
NGK Insulators Ltd. (Japan) (2)(a)
3,700 46,441

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.1% (continued)
Oshkosh Corp. (a)(c)
305 34,630
Otis Worldwide Corp. (a)(c)
547 54,164
PACCAR, Inc.
550 52,283
Parker-Hannifin Corp. (a)
23 16,065
Pentair plc (a)
637 65,394
Rational AG (Germany) (2)(a)
6 5,042
RENK Group AG (Germany) (2)(a)
109 8,719
Rotork plc (United Kingdom) (2)(a)
3,950 17,427
Schindler Holding AG (Switzerland)
(2)(a) 41 15,267
Toro Co. (The) (a)(c)
716 50,607
Volvo AB, Class B (Sweden) (2)(a)
1,615 45,442
Wartsila OYJ Abp (Finland) (2)(a)
1,621 38,311
Weir Group plc (The) (United
Kingdom) (2)(a) 2,046 69,973
Westinghouse Air Brake
Technologies Corp. (a) 590 123,516
1,897,749
Marine Transportation - 0 .2%
Kirby Corp. *(a)(c)
61 6,918
Nippon Yusen KK (Japan) (2)(a)
2,700 97,132
104,050
Passenger Airlines - 1 .0%
Air France-KLM (France) (2)*(a)
1,035 11,329
Alaska Air Group, Inc. *(a)(c)
1,012 50,074
ANA Holdings, Inc. (Japan) (2)(a)
3,100 60,698
Delta Air Lines, Inc. (a)
2,954 145,278
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 970 8,235
easyJet plc (United Kingdom) (2)(a)
14,285 104,542
Japan Airlines Co. Ltd. (Japan) (2)
(a) 7,600 155,009
Qantas Airways Ltd. (Australia) (2)
(a) 10,307 72,814
607,979
Professional Services - 1 .9%
Automatic Data Processing, Inc. (a)
(c) 246 75,866
BayCurrent, Inc. (Japan) (2)(a)
2,000 102,889
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 291 30,302
Broadridge Financial Solutions, Inc.
(a) 413 100,371
CACI International, Inc., Class A *(a)
65 30,985
Computershare Ltd. (Australia) (2)
(a) 3,199 83,923
Concentrix Corp. (a)(c)
787 41,597
Experian plc (2)(a)
305 15,728
Genpact Ltd. (a)
272 11,971
Intertek Group plc (United Kingdom)
(2)(a) 1,254 81,684
Jacobs Solutions, Inc. (a)
299 39,304
Leidos Holdings, Inc. (a)
222 35,023
Parsons Corp. *(a)(c)
123 8,828
Paylocity Holding Corp. *(a)(c)
147 26,635
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.9% (continued)
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 1,200 70,568
RELX plc (United Kingdom) (2)(a)
1,151 62,381
Robert Half, Inc. (a)
610 25,040
Science Applications International
Corp. (a) 583 65,652
SS&C Technologies Holdings, Inc.
(a)(c) 2,127 176,116
Verisk Analytics, Inc., Class A (a)(c)
183 57,004
1,141,867
Trading Companies & Distributors - 0 .9%
AddTech AB, Class B (Sweden) (2)
(a) 1,228 41,864
Air Lease Corp., Class A (a)(c)
177 10,353
Applied Industrial Technologies, Inc.
(a) 119 27,662
Ferguson Enterprises, Inc. (a)(c)
401 87,318
Finning International, Inc. (Canada)
(a) 978 41,813
ITOCHU Corp. (Japan) (2)(a)
200 10,473
Marubeni Corp. (Japan) (2)(a)
2,600 52,412
MonotaRO Co. Ltd. (Japan) (2)(a)
1,400 27,560
Sojitz Corp. (Japan) (2)(a)
1,500 36,860
Sumitomo Corp. (Japan) (2)(a)
2,100 54,194
United Rentals, Inc. (a)(c)
8 6,027
WESCO International, Inc. (a)
508 94,082
WW Grainger, Inc. (a)(c)
54 56,173
546,791
Transportation Infrastructure - 0 .3%
Aena SME SA (Spain) (2)(a)(b)
5,500 146,816
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 56 15,967
Qube Holdings Ltd. (Australia) (2)(a)
2,704 7,622
170,405
Total Industrials 10,134,301
Information Technology - 10 .5%
Communications Equipment - 0 .7%
Arista Networks, Inc. *(a)
2,682 274,395
Nokia OYJ (Finland) (2)(a)
13,354 69,289
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 4,672 39,924
Ubiquiti, Inc. (a)(c)
52 21,406
405,014
Electronic Equipment, Instruments & Components - 1 .8%
Amphenol Corp., Class A (a)
1,332 131,535
Azbil Corp. (Japan) (2)(a)
6,600 62,585
Celestica, Inc. (Canada) *(a)
992 154,990
Corning, Inc. (a)
2,198 115,593
Fabrinet (Thailand) *
278 81,921
Hexagon AB, Class B (Sweden) (2)
(a) 4,877 49,158
Hirose Electric Co. Ltd. (Japan) (2)
(a) 300 36,209

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.8%
(continued)
IPG Photonics Corp. *(a)(c)
479 32,883
Jabil, Inc. (a)(c)
295 64,340
Keyence Corp. (Japan) (2)(a)
100 39,983
Keysight Technologies, Inc. *(a)(c)
211 34,575
Littelfuse, Inc. (a)(c)
111 25,167
Ralliant Corp. *
192 9,310
TDK Corp. (Japan) (2)(a)
3,100 36,185
Trimble, Inc. *(a)
814 61,848
Vontier Corp. (a)
433 15,978
Yokogawa Electric Corp. (Japan)
(2)(a) 2,800 74,799
Zebra Technologies Corp., Class
A *(a) 134 41,320
1,068,379
IT Services - 1 .8%
Amdocs Ltd. (a)
671 61,222
Cloudflare, Inc., Class A *(a)(c)
308 60,316
EPAM Systems, Inc. *(a)
352 62,241
Fujitsu Ltd. (Japan) (2)(a)
1,200 29,111
Gartner, Inc. *(a)(c)
274 110,756
GoDaddy, Inc., Class A *(a)(c)
464 83,548
Kyndryl Holdings, Inc. *(a)(c)
704 29,540
MongoDB, Inc., Class A *(a)
116 24,359
NTT Data Group Corp. (Japan) (2)
(a) 3,100 86,108
Okta, Inc., Class A *(a)(c)
257 25,692
Otsuka Corp. (Japan) (2)(a)
700 14,260
SCSK Corp. (Japan) (2)(a)
900 27,115
Shopify, Inc., Class A (Canada) *(a)
461 53,170
Snowflake, Inc., Class A *(a)(c)
314 70,264
Twilio, Inc., Class A *(a)(c)
692 86,057
VeriSign, Inc. (a)
954 275,515
1,099,274
Semiconductors & Semiconductor Equipment - 2 .2%
Advanced Micro Devices, Inc. *(a)(c)
211 29,941
Advantest Corp. (Japan) (2)(a)
2,100 155,675
Applied Materials, Inc. (a)
255 46,683
ASM International NV (Netherlands)
(2)(a) 215 137,918
Broadcom, Inc. (a)
687 189,371
Cirrus Logic, Inc. *(a)(c)
50 5,213
KLA Corp. (a)(c)
192 171,982
Lam Research Corp. (a)
1,285 125,082
Marvell Technology, Inc. (a)
275 21,285
Micron Technology, Inc. (a)
542 66,801
Monolithic Power Systems, Inc. (a)
22 16,090
NVIDIA Corp. (a)
1,842 291,018
Rambus, Inc. *(a)(c)
167 10,691
SCREEN Holdings Co. Ltd. (Japan)
(2)(a) 400 32,525
Tokyo Electron Ltd. (Japan) (2)(a)
300 57,453
1,357,728
INVESTMENTS SHARES VALUE ($)
Software - 3 .6%
Adobe, Inc. *(a)(c)
227 87,822
AppLovin Corp., Class A *(a)(c)
146 51,112
Autodesk, Inc. *(a)
143 44,268
Commvault Systems, Inc. *(a)
467 81,412
Constellation Software, Inc.
(Canada) (a) 14 51,335
Datadog, Inc., Class A *(a)
200 26,866
Descartes Systems Group, Inc.
(The) (Canada) *(a) 137 13,917
Dolby Laboratories, Inc., Class A (a)
141 10,471
Elastic NV *(a)
123 10,373
Fair Isaac Corp. *(a)(c)
66 120,645
Fortinet, Inc. *(a)(c)
1,223 129,296
Guidewire Software, Inc. *(a)
349 82,172
HubSpot, Inc. *(a)
80 44,530
Manhattan Associates, Inc. *(a)
632 124,801
Nutanix, Inc., Class A *(a)(c)
1,622 123,986
Oracle Corp. (a)
133 29,078
Oracle Corp. Japan (Japan) (2)(a)
600 71,514
Palantir Technologies, Inc., Class
A *(a) 679 92,561
Pegasystems, Inc. (a)
944 51,099
Qualys, Inc. *(a)
887 126,726
RingCentral, Inc., Class A *(a)(c)
185 5,245
Salesforce, Inc. (a)
129 35,177
Samsara, Inc., Class A *(a)(c)
1,012 40,257
SAP SE (Germany) (2)(a)
493 150,749
SentinelOne, Inc., Class A *(a)(c)
648 11,845
ServiceNow, Inc. *(a)(c)
146 150,100
TeamViewer SE (Germany) (2)*(a)
(b) 2,713 30,617
Technology One Ltd. (Australia) (2)
(a) 1,777 47,900
Trend Micro, Inc. (Japan) (2)(a)
400 27,666
UiPath, Inc., Class A *
2,989 38,259
WiseTech Global Ltd. (Australia) (2)
(a) 342 24,527
Workday, Inc., Class A *(a)
197 47,280
Xero Ltd. (New Zealand) (2)*(a)
166 19,643
Zoom Communications, Inc., Class
A *(a) 829 64,645
Zscaler, Inc. *(a)(c)
271 85,078
2,152,972
Technology Hardware, Storage & Peripherals - 0 .4%
Brother Industries Ltd. (Japan) (2)(a)
800 13,800
Dell Technologies, Inc., Class C (a)
1,058 129,711
Logitech International SA
(Registered) (Switzerland) (2)(a) 339 30,742
NetApp, Inc. (a)
323 34,415
Pure Storage, Inc., Class A *(a)(c)
515 29,654
Western Digital Corp. (a)(c)
314 20,093
258,415
Total Information Technology 6,341,782

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Materials - 5 .1%
Chemicals - 1 .7%
Air Liquide SA (France) (2)(a)
144 29,693
Axalta Coating Systems Ltd. *(a)
1,702 50,532
Cabot Corp. (a)(c)
519 38,925
CF Industries Holdings, Inc. (a)(c)
83 7,636
Corteva, Inc. (a)
323 24,073
DSM-Firmenich AG (Switzerland)
(2)(a) 696 74,044
DuPont de Nemours, Inc. (a)
1,190 81,622
Ecolab, Inc. (a)
205 55,235
Element Solutions, Inc. (a)(c)
678 15,357
FMC Corp. (a)
1,316 54,943
Givaudan SA (Registered)
(Switzerland) (2)(a) 22 106,690
Huntsman Corp. (a)(c)
4,168 43,431
Mosaic Co. (The) (a)
1,135 41,405
NewMarket Corp. (a)(c)
84 58,032
Nitto Denko Corp. (Japan) (2)(a)
2,300 44,416
Olin Corp. (a)(c)
571 11,471
Orica Ltd. (Australia) (2)(a)
2,057 26,413
Scotts Miracle-Gro Co. (The) (a)(c)
611 40,302
Sherwin-Williams Co. (The) (a)(c)
126 43,263
Sika AG (Registered) (Switzerland)
(2)(a) 256 69,654
Solvay SA (Belgium) (2)(a)
806 27,917
Toray Industries, Inc. (Japan) (2)(a)
9,000 61,607
1,006,661
Construction Materials - 1 .0%
Amrize Ltd. *(a)
2,272 113,335
Buzzi SpA (Italy) (2)(a)
235 13,033
CRH plc (a)
455 41,769
Heidelberg Materials AG (Germany)
(2)(a) 385 90,666
Holcim AG (2)(a)
2,272 168,717
Vulcan Materials Co. (a)(c)
678 176,836
604,356
Containers & Packaging - 0 .4%
Amcor plc (a)(c)
6,516 59,882
CCL Industries, Inc., Class B
(Canada) (a) 324 18,894
Crown Holdings, Inc. (a)(c)
1,476 151,999
Greif, Inc., Class A (a)(c)
90 5,849
Packaging Corp. of America (a)
100 18,845
Sonoco Products Co. (a)
147 6,403
261,872
Metals & Mining - 1 .9%
Acerinox SA (Spain) (2)(a)
3,016 38,507
Agnico Eagle Mines Ltd. (Canada)
(a) 712 84,828
Alamos Gold, Inc., Class A (Canada)
(a) 2,370 63,038
Alcoa Corp. (a)(c)
1,165 34,379
ArcelorMittal SA (Luxembourg) (2)
818 25,975
Barrick Mining Corp. (Canada) (a)
2,250 46,842
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.9% (continued)
BlueScope Steel Ltd. (Australia) (2)
(a) 950 14,477
Boliden AB (Sweden) (2)*(a)
760 23,750
Carpenter Technology Corp. (a)
117 32,336
Endeavour Mining plc (Ivory Coast)
(2) 161 4,946
Evolution Mining Ltd. (Australia) (2)
(a) 26,571 138,336
Freeport-McMoRan, Inc. (a)(c)
474 20,548
Kinross Gold Corp. (Canada) (a)
3,215 50,241
Lundin Gold, Inc. (Canada) (a)
948 50,054
Newmont Corp. (a)(c)
1,585 92,342
Northern Star Resources Ltd.
(Australia) (2)(a) 5,520 68,184
Pan American Silver Corp. (Canada)
(a) 2,142 60,780
Royal Gold, Inc. (a)
558 99,235
South32 Ltd. (Australia) (2)(a)
20,891 39,920
thyssenkrupp AG (Germany) (2)(a)
9,679 104,322
Wheaton Precious Metals Corp.
(Brazil) 751 67,536
1,160,576
Paper & Forest Products - 0 .1%
Oji Holdings Corp. (Japan) (2)(a) 7,800 39,267
Total Materials 3,072,732
Real Estate - 3 .0%
Diversified REITs - 0 .0% †
WP Carey, Inc., REIT (a) 282 17,591
Health Care REITs - 0 .5%
Alexandria Real Estate Equities,
Inc., REIT (a) 1,113 80,837
Healthpeak Properties, Inc., REIT
(a)(c) 1,353 23,691
Medical Properties Trust, Inc., REIT
(a)(c) 7,089 30,554
Omega Healthcare Investors, Inc.,
REIT (a)(c) 2,264 82,976
Sabra Health Care REIT, Inc., REIT
(a)(c) 1,567 28,895
Ventas, Inc., REIT (a)
1,427 90,115
337,068
Industrial REITs - 0 .3%
Americold Realty Trust, Inc., REIT
(a) 775 12,888
Prologis, Inc., REIT (a)(c)
519 54,557
STAG Industrial, Inc., REIT (a)
2,745 99,589
167,034
Office REITs - 0 .1%
COPT Defense Properties, REIT (a)
558 15,390
Cousins Properties, Inc., REIT (a)
274 8,228
Kilroy Realty Corp., REIT (a)
975 33,452
57,070

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0 .2%
CBRE Group, Inc., Class A *(a)
278 38,953
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 9,000 39,770
Zillow Group, Inc., Class C *(a)(c)
266 18,633
97,356
Residential REITs - 0 .3%
American Homes 4 Rent, Class A,
REIT (a)(c) 703 25,357
Equity LifeStyle Properties, Inc.,
REIT (a)(c) 968 59,696
Essex Property Trust, Inc., REIT (a)
69 19,555
Mid-America Apartment
Communities, Inc., REIT (a) 193 28,566
UDR, Inc., REIT (a)
1,884 76,924
210,098
Retail REITs - 0 .4%
Brixmor Property Group, Inc., REIT
(a) 1,938 50,466
NNN REIT, Inc., REIT (a)(c)
2,327 100,480
Simon Property Group, Inc., REIT
(a) 565 90,829
241,775
Specialized REITs - 1 .2%
American Tower Corp., REIT (a)(c)
306 67,632
CubeSmart, REIT (a)
1,249 53,083
EPR Properties, REIT (a)
2,606 151,826
Lamar Advertising Co., Class A,
REIT (a) 1,287 156,190
Millrose Properties, Inc., Class A,
REIT (a) 1,097 31,275
PotlatchDeltic Corp., REIT (a)
1,541 59,128
SBA Communications Corp., REIT
(a)(c) 738 173,312
Weyerhaeuser Co., REIT (a)(c)
1,156 29,698
722,144
Total Real Estate 1,850,136
Utilities - 4 .9%
Electric Utilities - 2 .3%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 4,400 54,447
Duke Energy Corp. (a)(c)
1,753 206,854
Edison International (a)
1,161 59,908
Emera, Inc. (Canada) (a)
289 13,239
Endesa SA (Spain) (a)
945 29,933
Enel SpA (Italy) (2)(a)
28,931 274,576
Evergy, Inc. (a)(c)
3,411 235,120
Eversource Energy (a)
874 55,604
Fortum OYJ (Finland) (2)(a)
1,914 35,891
Iberdrola SA (Spain) (2)(a)
1,714 32,974
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 900 10,674
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 6,300 56,327
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 2.3% (continued)
OGE Energy Corp. (a)
1,535 68,123
PG&E Corp. (a)
1,605 22,374
Portland General Electric Co. (a)(c)
2,622 106,532
Tohoku Electric Power Co., Inc.
(Japan) (2)(a) 300 2,190
Xcel Energy, Inc. (a)(c)
2,012 137,017
1,401,783
Gas Utilities - 0 .9%
AltaGas Ltd. (Canada) (a)
563 16,343
Atmos Energy Corp. (a)(c)
292 45,000
Enagas SA (Spain) (2)(a)
5,156 86,814
Italgas SpA (Italy) (2)(a)
13,972 118,520
National Fuel Gas Co. (a)
391 33,122
New Jersey Resources Corp. (a)(c)
1,440 64,541
ONE Gas, Inc. (a)(c)
630 45,272
Spire, Inc. (a)(c)
216 15,766
Tokyo Gas Co. Ltd. (Japan) (2)(a)
1,500 49,893
UGI Corp. (a)(c)
1,451 52,845
528,116
Independent Power and Renewable Electricity Producers - 0 .2%
AES Corp. (The) (a)(c)
2,901 30,518
Vistra Corp. (a)
307 59,500
90,018
Multi-Utilities - 1 .1%
Centrica plc (United Kingdom) (2)(a)
25,658 56,929
CMS Energy Corp. (a)(c)
598 41,429
DTE Energy Co. (a)
1,865 247,038
E.ON SE (Germany) (2)(a)
3,032 55,867
NiSource, Inc. (a)
2,308 93,105
Veolia Environnement SA (France)
(2)(a) 638 22,778
WEC Energy Group, Inc. (a)(c)
1,639 170,784
687,930
Water Utilities - 0 .4%
American Water Works Co., Inc. (a)
(c) 1,882 261,805
Total Utilities 2,969,652
TOTAL COMMON STOCKS
(Cost $39,925,951) 48,800,237
SHORT-TERM INVESTMENTS - 73.3%
INVESTMENT COMPANIES - 70 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.10% (d)(e) 326,061 326,061
Limited Purpose Cash Investment
Fund, 4.33% (d) 42,527,563 42,514,805
TOTAL INVESTMENT COMPANIES
(Cost $42,835,294) 42,840,866

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 2 .5%
U.S. Treasury Bills
4.22%, 9/4/2025 (2)(f) $ 118,000 117,092
4.15%, 10/30/2025 (2)(f) 1,394,000 1,374,400
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,492,073) 1,491,492
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,327,367) 44,332,358
TOTAL LONG POSITIONS
(Cost $84,253,318) 93,132,595
SHARES
SHORT POSITIONS - (81.3)%
COMMON STOCKS - (80.9)%
Communication Services - ( 2 .9 ) %
Diversified Telecommunication Services - ( 1 .0 ) %
BCE, Inc. (Canada)
(2,103) (46,639)
BT Group plc (United Kingdom) (2)
(5,445) (14,498)
Deutsche Telekom AG (Registered)
(Germany) (2) (3,980) (145,682)
Elisa OYJ (Finland) (2)
(91) (5,058)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(b) (5,422) (66,300)
Liberty Global Ltd., Class A
(Belgium) (991) (9,920)
Nippon Telegraph & Telephone
Corp. (Japan) (2) (20,000) (21,382)
Swisscom AG (Registered)
(Switzerland) (2) (182) (129,236)
Telecom Italia SpA (Italy) (2)
(10,509) (5,193)
Telstra Group Ltd. (Australia) (2)
(4,537) (14,467)
Verizon Communications, Inc.
(2,795) (120,940)
(579,315)
Entertainment - ( 0 .6 ) %
Bollore SE (France) (2)
(5,271) (33,130)
CTS Eventim AG & Co. KGaA
(Germany) (2) (41) (5,098)
Liberty Media Corp.-Liberty Live,
Class C (93) (7,548)
Live Nation Entertainment, Inc.
(387) (58,545)
Nexon Co. Ltd. (Japan) (2)
(800) (16,113)
Nintendo Co. Ltd. (Japan) (2)
(700) (67,221)
Toho Co. Ltd. (Japan) (2)
(100) (5,900)
Walt Disney Co. (The)
(648) (80,359)
Warner Bros Discovery, Inc.
(8,625) (98,843)
(372,757)
Interactive Media & Services - ( 0 .3 ) %
IAC, Inc.
(460) (17,176)
LY Corp. (Japan) (2)
(9,500) (34,985)
Match Group, Inc.
(1,020) (31,508)
Meta Platforms, Inc., Class A
(78) (57,571)
SEEK Ltd. (Australia) (2)
(445) (7,042)
TripAdvisor, Inc.
(1,300) (16,965)
(165,247)
INVESTMENTS SHARES VALUE ($)
Media - ( 0 .4 ) %
Dentsu Group, Inc. (Japan) (2)
(3,700) (81,985)
EchoStar Corp., Class A
(2,056) (56,951)
Fox Corp., Class A
(592) (33,176)
Publicis Groupe SA (France) (2)
(49) (5,534)
WPP plc (United Kingdom) (2)
(9,180) (64,636)
(242,282)
Wireless Telecommunication Services - ( 0 .6 ) %
KDDI Corp. (Japan) (2)
(10,200) (175,140)
Rogers Communications, Inc., Class
B (Canada) (2,796) (82,930)
SoftBank Group Corp. (Japan) (2)
(300) (21,812)
Tele2 AB, Class B (Sweden) (2)
(1,554) (22,684)
T-Mobile US, Inc.
(294) (70,049)
(372,615)
Total Communication Services (1,732,216)
Consumer Discretionary - ( 9 .7 ) %
Automobile Components - ( 0 .6 ) %
BorgWarner, Inc.
(2,794) (93,543)
Cie Generale des Etablissements
Michelin SCA (France) (2) (295) (10,972)
Denso Corp. (Japan) (2)
(5,500) (74,224)
Gentex Corp.
(5,717) (125,717)
Koito Manufacturing Co. Ltd.
(Japan) (2) (3,900) (46,617)
Magna International, Inc. (Canada)
(381) (14,728)
Visteon Corp.
(102) (9,517)
(375,318)
Automobiles - ( 1 .4 ) %
Bayerische Motoren Werke AG
(Germany) (2) (1,810) (161,197)
Ferrari NV (Italy) (2)
(244) (119,538)
Isuzu Motors Ltd. (Japan) (2)
(4,800) (60,806)
Nissan Motor Co. Ltd. (Japan) (2)
(30,300) (73,313)
Stellantis NV (2)
(8,793) (88,072)
Suzuki Motor Corp. (Japan) (2)
(3,300) (39,786)
Tesla, Inc.
(224) (71,156)
Thor Industries, Inc.
(168) (14,920)
Toyota Motor Corp. (Japan) (2)
(6,400) (110,227)
Yamaha Motor Co. Ltd. (Japan) (2)
(10,000) (74,831)
(813,846)
Broadline Retail - ( 0 .2 ) %
Canadian Tire Corp. Ltd., Class A
(Canada) (180) (24,506)
Dillard's, Inc., Class A
(45) (18,802)
Macy's, Inc.
(1,529) (17,828)
Ollie's Bargain Outlet Holdings, Inc.
(434) (57,193)
Rakuten Group, Inc. (Japan) (2)
(2,000) (11,020)
(129,349)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Distributors - ( 0 .2 ) %
D'ieteren Group (Belgium) (2)
(191) (41,132)
LKQ Corp.
(1,185) (43,857)
Pool Corp.
(213) (62,085)
(147,074)
Diversified Consumer Services - ( 0 .1 ) %
H&R Block, Inc.
(227) (12,460)
IDP Education Ltd. (Australia) (2)
(11,675) (28,269)
(40,729)
Hotels, Restaurants & Leisure - ( 2 .8 ) %
Amadeus IT Group SA (Spain) (2)
(831) (70,205)
Caesars Entertainment, Inc.
(1,827) (51,868)
Cava Group, Inc.
(94) (7,918)
Choice Hotels International, Inc.
(175) (22,204)
Churchill Downs, Inc.
(709) (71,609)
Darden Restaurants, Inc.
(80) (17,438)
Delivery Hero SE (South Korea) (2)
(b) (556) (15,091)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (2,402) (30,480)
Dutch Bros, Inc., Class A
(375) (25,639)
Genting Singapore Ltd. (Singapore)
(2) (49,400) (27,784)
Hilton Grand Vacations, Inc.
(1,713) (71,141)
Hyatt Hotels Corp., Class A
(963) (134,483)
Las Vegas Sands Corp.
(1,456) (63,351)
Marriott International, Inc., Class A
(414) (113,109)
Marriott Vacations Worldwide Corp.
(443) (32,033)
McDonald's Corp.
(898) (262,369)
Oriental Land Co. Ltd. (Japan) (2)
(9,400) (216,499)
Penn Entertainment, Inc.
(1,079) (19,282)
Planet Fitness, Inc., Class A
(704) (76,771)
Restaurant Brands International, Inc.
(Canada) (1,218) (80,794)
Royal Caribbean Cruises Ltd.
(196) (61,375)
Sodexo SA (France) (2)
(217) (13,356)
Starbucks Corp.
(1,601) (146,700)
Vail Resorts, Inc.
(235) (36,925)
Yum! Brands, Inc.
(143) (21,190)
(1,689,614)
Household Durables - ( 1 .2 ) %
Barratt Redrow plc (United
Kingdom) (2) (10,405) (65,156)
Bellway plc (United Kingdom) (2)
(161) (6,378)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (23,578)
DR Horton, Inc.
(312) (40,223)
Iida Group Holdings Co. Ltd. (Japan)
(2) (1,600) (22,538)
KB Home
(119) (6,303)
Lennar Corp., Class A
(909) (100,545)
Mohawk Industries, Inc.
(385) (40,363)
Newell Brands, Inc.
(2,405) (12,987)
NVR, Inc.
(5) (36,928)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.2)% (continued)
Open House Group Co. Ltd. (Japan)
(2) (700) (31,656)
Panasonic Holdings Corp. (Japan)
(2) (5,000) (53,497)
PulteGroup, Inc.
(287) (30,267)
Sekisui House Ltd. (Japan) (2)
(3,500) (77,033)
SharkNinja, Inc.
(83) (8,216)
Sharp Corp. (Japan) (2)
(5,900) (28,682)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (7,500) (75,737)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (34,312)
TopBuild Corp.
(124) (40,144)
Whirlpool Corp.
(172) (17,444)
(751,987)
Leisure Products - ( 0 .4 ) %
BRP, Inc.
(984) (47,764)
Brunswick Corp.
(193) (10,662)
Shimano, Inc. (Japan) (2)
(700) (101,486)
Yamaha Corp. (Japan) (2)
(9,500) (68,656)
(228,568)
Specialty Retail - ( 1 .6 ) %
Advance Auto Parts, Inc.
(257) (11,948)
Burlington Stores, Inc.
(98) (22,799)
Carvana Co., Class A
(55) (18,533)
Dick's Sporting Goods, Inc.
(111) (21,957)
Fast Retailing Co. Ltd. (Japan) (2)
(400) (137,146)
Five Below, Inc.
(257) (33,713)
Floor & Decor Holdings, Inc., Class
A (604) (45,880)
Home Depot, Inc. (The)
(172) (63,062)
Industria de Diseno Textil SA (Spain)
(2) (271) (14,137)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (43,781)
Lithia Motors, Inc., Class A
(145) (48,984)
Lowe's Cos., Inc.
(479) (106,276)
Murphy USA, Inc.
(126) (51,257)
Nitori Holdings Co. Ltd. (Japan) (2)
(1,400) (134,750)
RH
(159) (30,052)
Ross Stores, Inc.
(576) (73,486)
Tractor Supply Co.
(626) (33,034)
Valvoline, Inc.
(1,625) (61,539)
(952,334)
Textiles, Apparel & Luxury Goods - ( 1 .2 ) %
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (157) (29,709)
Columbia Sportswear Co.
(653) (39,885)
Crocs, Inc.
(488) (49,425)
Kering SA (France) (2)
(561) (122,217)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (100) (52,338)
NIKE, Inc., Class B
(3,635) (258,230)
PVH Corp.
(472) (32,379)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - (1.2)% (continued)
Swatch Group AG (The)
(Switzerland) (2) (562) (91,753)
Under Armour, Inc., Class A
(2,090) (14,275)
(690,211)
Total Consumer Discretionary (5,819,030)
Consumer Staples - ( 5 .7 ) %
Beverages - ( 1 .2 ) %
Boston Beer Co., Inc. (The), Class A
(35) (6,678)
Brown-Forman Corp., Class B
(3,777) (101,639)
Coca-Cola Co. (The)
(1,440) (101,880)
Davide Campari-Milano NV (Italy)
(2) (11,382) (76,628)
Diageo plc (United Kingdom) (2)
(5,295) (133,519)
Heineken NV (Netherlands) (2)
(221) (19,281)
Molson Coors Beverage Co., Class
B (412) (19,813)
PepsiCo, Inc.
(569) (75,131)
Pernod Ricard SA (France) (2)
(1,521) (151,722)
Remy Cointreau SA (France) (2)
(474) (24,228)
Treasury Wine Estates Ltd.
(Australia) (2) (6,124) (31,509)
(742,028)
Consumer Staples Distribution & Retail - ( 1 .1 ) %
Aeon Co. Ltd. (Japan) (2)
(3,100) (95,024)
Alimentation Couche-Tard, Inc.
(Canada) (726) (36,088)
Axfood AB (Sweden) (2)
(558) (16,497)
Coles Group Ltd. (Australia) (2)
(959) (13,150)
Endeavour Group Ltd. (Australia) (2)
(23,687) (62,525)
Grocery Outlet Holding Corp.
(2,359) (29,299)
Jeronimo Martins SGPS SA
(Portugal) (2) (2,106) (53,319)
Kesko OYJ, Class B (Finland) (2)
(1,081) (26,662)
Kroger Co. (The)
(396) (28,405)
Loblaw Cos. Ltd. (Canada)
(355) (58,721)
Performance Food Group Co.
(124) (10,846)
Sysco Corp.
(193) (14,618)
Target Corp.
(319) (31,469)
Walmart, Inc.
(1,144) (111,860)
Woolworths Group Ltd. (Australia)
(2) (3,871) (79,293)
(667,776)
Food Products - ( 2 .2 ) %
Archer-Daniels-Midland Co.
(2,212) (116,749)
Barry Callebaut AG (Registered)
(Switzerland) (2) (155) (169,426)
Bunge Global SA
(455) (36,527)
Conagra Brands, Inc.
(2,119) (43,376)
Darling Ingredients, Inc.
(265) (10,054)
General Mills, Inc.
(442) (22,900)
Hershey Co. (The)
(712) (118,156)
Hormel Foods Corp.
(1,525) (46,131)
Ingredion, Inc.
(36) (4,882)
INVESTMENTS SHARES VALUE ($)
Food Products - (2.2)% (continued)
Kikkoman Corp. (Japan) (2)
(5,100) (47,307)
Kraft Heinz Co. (The)
(1,831) (47,276)
Lamb Weston Holdings, Inc.
(609) (31,577)
Lotus Bakeries NV (Belgium) (2)
(4) (38,544)
MEIJI Holdings Co. Ltd. (Japan) (2)
(1,000) (22,114)
Mondelez International, Inc., Class A
(1,461) (98,530)
Nestle SA (Registered) (2)
(1,296) (128,857)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (6,100) (126,728)
Pilgrim's Pride Corp.
(300) (13,494)
Post Holdings, Inc.
(494) (53,861)
Salmar ASA (Norway)
(654) (28,342)
The Campbell's Co.
(451) (13,823)
Wilmar International Ltd. (China) (2)
(5,200) (11,738)
Yakult Honsha Co. Ltd. (Japan) (2)
(3,900) (73,449)
(1,303,841)
Household Products - ( 0 .6 ) %
Clorox Co. (The)
(280) (33,620)
Essity AB, Class B (Sweden) (2)
(1,579) (43,721)
Kimberly-Clark Corp.
(481) (62,010)
Procter & Gamble Co. (The)
(924) (147,212)
Reynolds Consumer Products, Inc.
(2,339) (50,101)
Unicharm Corp. (Japan) (2)
(5,900) (42,603)
(379,267)
Personal Care Products - ( 0 .5 ) %
Beiersdorf AG (Germany) (2)
(113) (14,204)
Coty, Inc., Class A
(5,781) (26,882)
Estee Lauder Cos., Inc. (The), Class
A (623) (50,338)
Kenvue, Inc.
(7,074) (148,059)
Shiseido Co. Ltd. (Japan) (2)
(2,600) (46,438)
Unilever plc (United Kingdom) (2)
(124) (7,567)
(293,488)
Tobacco - ( 0 .1 ) %
Altria Group, Inc. (1,521) (89,176)
Total Consumer Staples (3,475,576)
Energy - ( 3 .0 ) %
Energy Equipment & Services - ( 0 .3 ) %
Baker Hughes Co., Class A
(1,275) (48,883)
Schlumberger NV
(619) (20,922)
Tenaris SA (2)
(1,273) (23,862)
Valaris Ltd.
(1,758) (74,029)
Weatherford International plc
(792) (39,846)
(207,542)
Oil, Gas & Consumable Fuels - ( 2 .7 ) %
Ampol Ltd. (Australia) (2)
(1,760) (29,828)
APA Corp.
(1,489) (27,234)
BP plc (2)
(8,476) (42,230)
Cameco Corp. (Canada)
(667) (49,535)
Chevron Corp.
(730) (104,529)
Chord Energy Corp.
(552) (53,461)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.7)% (continued)
Civitas Resources, Inc.
(1,064) (29,281)
Diamondback Energy, Inc.
(451) (61,967)
DT Midstream, Inc.
(440) (48,360)
ENEOS Holdings, Inc. (Japan) (2)
(15,100) (74,848)
Eni SpA (Italy) (2)
(1,288) (20,807)
EOG Resources, Inc.
(41) (4,904)
Equinor ASA (Norway) (2)
(872) (22,022)
Exxon Mobil Corp.
(405) (43,659)
Galp Energia SGPS SA (Portugal)
(2) (634) (11,606)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(11,900) (72,166)
Imperial Oil Ltd. (Canada)
(842) (66,890)
Keyera Corp. (Canada)
(310) (10,140)
MEG Energy Corp. (Canada)
(460) (8,692)
Neste OYJ (Finland) (2)
(2,806) (38,027)
New Hope Corp. Ltd. (Australia) (2)
(8,033) (19,562)
Occidental Petroleum Corp.
(1,111) (46,673)
ONEOK, Inc.
(2,868) (234,115)
Permian Resources Corp., Class A
(7,523) (102,463)
Shell plc (2)
(216) (7,536)
TC Energy Corp. (Canada)
(3,078) (150,267)
Texas Pacific Land Corp.
(19) (20,072)
Valero Energy Corp.
(134) (18,012)
Whitecap Resources, Inc. (Canada)
(1,584) (10,643)
Williams Cos., Inc. (The)
(678) (42,585)
Woodside Energy Group Ltd.
(Australia) (2) (9,720) (150,144)
(1,622,258)
Total Energy (1,829,800)
Financials - ( 12 .9 ) %
Banks - ( 4 .0 ) %
ANZ Group Holdings Ltd. (Australia)
(2) (2,617) (50,186)
Associated Banc-Corp.
(908) (22,146)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (4,577) (70,478)
Bank of Montreal (Canada)
(935) (103,617)
Bank of Nova Scotia (The) (Canada)
(1,698) (93,893)
BPER Banca SpA (Italy) (2)
(2,035) (18,470)
CaixaBank SA (Spain) (2)
(3,720) (32,233)
Chiba Bank Ltd. (The) (Japan) (2)
(6,100) (56,375)
Citizens Financial Group, Inc.
(481) (21,525)
Comerica, Inc.
(383) (22,846)
Credit Agricole SA (France) (2)
(1,448) (27,394)
DBS Group Holdings Ltd.
(Singapore) (2) (2,400) (84,725)
DNB Bank ASA (Norway) (2)
(1,574) (43,528)
First Citizens BancShares, Inc.,
Class A (41) (80,215)
First Financial Bankshares, Inc.
(1,123) (40,406)
First Hawaiian, Inc.
(3,260) (81,370)
Flagstar Financial, Inc.
(3,320) (35,192)
Glacier Bancorp, Inc.
(589) (25,374)
Home BancShares, Inc.
(1,514) (43,088)
INVESTMENTS SHARES VALUE ($)
Banks - (4.0)% (continued)
HSBC Holdings plc (United
Kingdom) (2) (2,780) (33,627)
International Bancshares Corp.
(304) (20,234)
Intesa Sanpaolo SpA (Italy) (2)
(9,576) (55,162)
Japan Post Bank Co. Ltd. (Japan)
(2) (6,900) (74,386)
Jyske Bank A/S (Registered)
(Denmark) (2) (194) (19,631)
KBC Group NV (Belgium) (2)
(845) (87,212)
KeyCorp
(3,096) (53,932)
M&T Bank Corp.
(208) (40,350)
Mizuho Financial Group, Inc.
(Japan) (2) (1,200) (33,312)
National Australia Bank Ltd.
(Australia) (2) (5,802) (150,375)
National Bank of Canada (Canada)
(338) (34,879)
Old National Bancorp
(5,383) (114,873)
Royal Bank of Canada (Canada)
(854) (112,552)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (7,081) (123,426)
SouthState Corp.
(842) (77,489)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (1,332) (17,832)
Swedbank AB, Class A (Sweden) (2)
(558) (14,779)
Toronto-Dominion Bank (The)
(Canada) (661) (48,618)
Truist Financial Corp.
(2,818) (121,146)
United Bankshares, Inc.
(1,491) (54,317)
US Bancorp
(1,411) (63,848)
Valley National Bancorp
(2,878) (25,701)
Western Alliance Bancorp
(690) (53,806)
Wintrust Financial Corp.
(335) (41,533)
(2,426,081)
Capital Markets - ( 3 .0 ) %
Aberdeen Group plc (United
Kingdom) (2) (5,302) (13,651)
Blackstone, Inc.
(1,104) (165,136)
Blue Owl Capital, Inc., Class A
(1,322) (25,396)
Cboe Global Markets, Inc.
(307) (71,596)
Daiwa Securities Group, Inc.
(Japan) (2) (15,500) (110,081)
EQT AB (Sweden) (2)
(1,537) (51,560)
FactSet Research Systems, Inc.
(158) (70,670)
Franklin Resources, Inc.
(2,185) (52,112)
Hamilton Lane, Inc., Class A
(618) (87,830)
Houlihan Lokey, Inc., Class A
(419) (75,399)
Intercontinental Exchange, Inc.
(250) (45,868)
Jefferies Financial Group, Inc.
(292) (15,970)
Julius Baer Group Ltd. (Switzerland)
(2) (915) (62,069)
KKR & Co., Inc.
(181) (24,078)
LPL Financial Holdings, Inc.
(283) (106,117)
Macquarie Group Ltd. (Australia) (2)
(270) (40,610)
MarketAxess Holdings, Inc.
(87) (19,431)
Morgan Stanley
(37) (5,212)
Morningstar, Inc.
(132) (41,439)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (3.0)% (continued)
Northern Trust Corp.
(150) (19,019)
Partners Group Holding AG
(Switzerland) (2) (65) (85,041)
Schroders plc (United Kingdom) (2)
(4,692) (23,334)
SEI Investments Co.
(1,490) (133,891)
State Street Corp.
(869) (92,409)
T. Rowe Price Group, Inc.
(1,090) (105,185)
TMX Group Ltd. (Canada)
(121) (5,129)
TPG, Inc.
(1,761) (92,364)
Tradeweb Markets, Inc., Class A
(165) (24,156)
UBS Group AG (Registered)
(Switzerland) (2) (3,791) (128,711)
(1,793,464)
Consumer Finance - ( 0 .2 ) %
American Express Co.
(293) (93,461)
SoFi Technologies, Inc.
(1,784) (32,487)
(125,948)
Financial Services - ( 1 .2 ) %
Apollo Global Management, Inc.
(535) (75,901)
Edenred SE (France) (2)
(2,699) (83,832)
Equitable Holdings, Inc.
(422) (23,674)
Euronet Worldwide, Inc.
(98) (9,935)
Fidelity National Information
Services, Inc. (186) (15,142)
Fiserv, Inc.
(154) (26,551)
Jack Henry & Associates, Inc.
(783) (141,073)
Mitsubishi HC Capital, Inc. (Japan)
(2) (19,700) (145,046)
Shift4 Payments, Inc., Class A
(738) (73,143)
Toast, Inc., Class A
(250) (11,073)
Tokyo Century Corp. (Japan) (2)
(1,100) (12,384)
Voya Financial, Inc.
(1,225) (86,975)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (638) (17,638)
(722,367)
Insurance - ( 4 .5 ) %
Admiral Group plc (United Kingdom)
(2) (232) (10,418)
Aegon Ltd. (Netherlands) (2)
(2,886) (20,914)
Aflac, Inc.
(769) (81,099)
Allianz SE (Registered) (Germany)
(2) (528) (214,280)
American Financial Group, Inc.
(398) (50,232)
Arch Capital Group Ltd.
(886) (80,670)
Arthur J Gallagher & Co.
(574) (183,749)
ASR Nederland NV (Netherlands)
(2) (335) (22,259)
Assurant, Inc.
(211) (41,670)
AXA SA (France) (2)
(1,840) (90,353)
Brown & Brown, Inc.
(219) (24,281)
Chubb Ltd.
(69) (19,991)
Dai-ichi Life Holdings, Inc. (Japan)
(2) (800) (6,082)
Erie Indemnity Co., Class A
(283) (98,142)
INVESTMENTS SHARES VALUE ($)
Insurance - (4.5)% (continued)
Fidelity National Financial, Inc.
(280) (15,697)
First American Financial Corp.
(622) (38,185)
Generali (Italy) (2)
(3,518) (125,141)
Gjensidige Forsikring ASA (Norway)
(2) (330) (8,365)
Hannover Rueck SE (Germany) (2)
(90) (28,360)
Hartford Insurance Group, Inc. (The)
(393) (49,860)
Helvetia Holding AG (Registered)
(Switzerland) (2) (175) (41,086)
Japan Post Insurance Co. Ltd.
(Japan) (2) (1,100) (24,904)
Kinsale Capital Group, Inc.
(42) (20,324)
Legal & General Group plc (United
Kingdom) (2) (8,731) (30,549)
Loews Corp.
(1,093) (100,184)
Markel Group, Inc.
(24) (47,937)
Medibank Pvt Ltd. (Australia) (2)
(4,887) (16,229)
MetLife, Inc.
(873) (70,207)
NN Group NV (Netherlands) (2)
(785) (52,233)
Progressive Corp. (The)
(471) (125,691)
Prudential Financial, Inc.
(2,517) (270,427)
Prudential plc (Hong Kong) (2)
(804) (10,063)
RenaissanceRe Holdings Ltd.
(591) (143,554)
RLI Corp.
(547) (39,504)
Ryan Specialty Holdings, Inc., Class
A (1,159) (78,800)
Sampo OYJ, Class A (Finland) (2)
(11,388) (122,563)
Sompo Holdings, Inc. (Japan) (2)
(1,400) (42,189)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (127) (128,570)
Tryg A/S (Denmark) (2)
(461) (11,917)
White Mountains Insurance Group
Ltd. (56) (100,560)
Willis Towers Watson plc
(167) (51,186)
(2,738,425)
Total Financials (7,806,285)
Health Care - ( 6 .9 ) %
Biotechnology - ( 1 .4 ) %
CSL Ltd. (2)
(1,214) (191,764)
Gilead Sciences, Inc.
(991) (109,872)
Grifols SA (Spain) (2)
(1,756) (21,427)
Ionis Pharmaceuticals, Inc.
(3,408) (134,650)
Moderna, Inc.
(2,725) (75,183)
Regeneron Pharmaceuticals, Inc.
(77) (40,425)
Roivant Sciences Ltd.
(9,292) (104,721)
United Therapeutics Corp.
(59) (16,953)
Vertex Pharmaceuticals, Inc.
(250) (111,300)
Viking Therapeutics, Inc.
(1,504) (39,856)
(846,151)
Health Care Equipment & Supplies - ( 1 .9 ) %
Alcon AG (2)
(328) (29,088)
Ambu A/S, Class B (Denmark) (2)
(1,129) (17,757)
Baxter International, Inc.
(2,196) (66,495)
Becton Dickinson & Co.
(107) (18,431)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (1.9)% (continued)
BioMerieux (France) (2)
(148) (20,471)
Cochlear Ltd. (Australia) (2)
(127) (25,117)
Cooper Cos., Inc. (The)
(143) (10,176)
DiaSorin SpA (Italy) (2)
(532) (56,940)
Enovis Corp.
(431) (13,516)
Envista Holdings Corp.
(1,288) (25,167)
EssilorLuxottica SA (France) (2)
(253) (69,472)
GE HealthCare Technologies, Inc.
(411) (30,443)
Globus Medical, Inc., Class A
(302) (17,824)
Hologic, Inc.
(1,020) (66,463)
Koninklijke Philips NV (Netherlands)
(2) (2,394) (57,485)
Lantheus Holdings, Inc.
(386) (31,598)
Masimo Corp.
(393) (66,110)
Neogen Corp.
(5,755) (27,509)
Olympus Corp. (Japan) (2)
(4,900) (58,204)
Siemens Healthineers AG
(Germany) (2)(b) (635) (35,252)
Smith & Nephew plc (United
Kingdom) (2) (3,064) (46,923)
Solventum Corp.
(307) (23,283)
Sonova Holding AG (Registered)
(Switzerland) (2) (310) (92,450)
Stryker Corp.
(224) (88,621)
Sysmex Corp. (Japan) (2)
(2,800) (48,740)
Teleflex, Inc.
(241) (28,525)
Terumo Corp. (Japan) (2)
(4,600) (84,419)
Zimmer Biomet Holdings, Inc.
(199) (18,151)
(1,174,630)
Health Care Providers & Services - ( 0 .9 ) %
Acadia Healthcare Co., Inc.
(301) (6,830)
Amplifon SpA (Italy) (2)
(1,379) (32,387)
CVS Health Corp.
(486) (33,524)
Ensign Group, Inc. (The)
(55) (8,484)
Galenica AG (Switzerland) (2)(b)
(96) (10,506)
Henry Schein, Inc.
(1,054) (76,995)
Humana, Inc.
(45) (11,002)
Labcorp Holdings, Inc.
(181) (47,514)
Option Care Health, Inc.
(1,042) (33,844)
Premier, Inc., Class A
(2,889) (63,356)
Quest Diagnostics, Inc.
(591) (106,161)
Ramsay Health Care Ltd. (Australia)
(2) (2,820) (68,126)
UnitedHealth Group, Inc.
(232) (72,377)
(571,106)
Health Care Technology - ( 0 .1 ) %
Certara, Inc.
(1,001) (11,712)
M3, Inc. (Japan) (2)
(3,400) (46,705)
(58,417)
Life Sciences Tools & Services - ( 1 .1 ) %
Avantor, Inc.
(3,530) (47,514)
Azenta, Inc.
(1,818) (55,958)
Bachem Holding AG, Class B
(Switzerland) (2) (666) (48,852)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (1.1)% (continued)
Bio-Rad Laboratories, Inc., Class A
(60) (14,479)
Bio-Techne Corp.
(1,435) (73,831)
Charles River Laboratories
International, Inc. (487) (73,892)
Eurofins Scientific SE (Luxembourg)
(2) (843) (60,077)
Fortrea Holdings, Inc.
(1,146) (5,661)
QIAGEN NV (2)
(155) (7,468)
Revvity, Inc.
(685) (66,253)
Sartorius Stedim Biotech (France)
(2) (109) (26,079)
Tecan Group AG (Registered)
(Switzerland) (2) (174) (35,609)
Thermo Fisher Scientific, Inc.
(220) (89,201)
West Pharmaceutical Services, Inc.
(177) (38,728)
(643,602)
Pharmaceuticals - ( 1 .5 ) %
AstraZeneca plc (United Kingdom)
(2) (327) (45,508)
Bristol-Myers Squibb Co.
(916) (42,402)
Eisai Co. Ltd. (Japan) (2)
(4,000) (114,882)
Elanco Animal Health, Inc.
(2,144) (30,616)
Haleon plc (2)
(19,293) (99,159)
Jazz Pharmaceuticals plc
(258) (27,379)
Kyowa Kirin Co. Ltd. (Japan) (2)
(2,600) (44,505)
Merck KGaA (Germany) (2)
(546) (70,794)
Novo Nordisk A/S, Class B
(Denmark) (2) (860) (59,593)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (12,000) (130,053)
Organon & Co.
(1,572) (15,217)
Perrigo Co. plc
(1,427) (38,129)
Pfizer, Inc.
(4,306) (104,377)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (483) (30,359)
Viatris, Inc.
(3,056) (27,290)
(880,263)
Total Health Care (4,174,169)
Industrials - ( 15 .6 ) %
Aerospace & Defense - ( 1 .5 ) %
Axon Enterprise, Inc.
(7) (5,795)
Boeing Co. (The)
(1,096) (229,645)
BWX Technologies, Inc.
(446) (64,251)
CAE, Inc. (Canada)
(646) (18,933)
HEICO Corp.
(82) (26,896)
Huntington Ingalls Industries, Inc.
(192) (46,360)
L3Harris Technologies, Inc.
(471) (118,146)
Lockheed Martin Corp.
(131) (60,671)
MTU Aero Engines AG (Germany)
(2) (78) (34,652)
Northrop Grumman Corp.
(108) (53,998)
RTX Corp.
(1,169) (170,697)
Textron, Inc.
(120) (9,635)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - (1.5)% (continued)
TransDigm Group, Inc.
(34) (51,702)
(891,381)
Air Freight & Logistics - ( 0 .6 ) %
CH Robinson Worldwide, Inc.
(294) (28,209)
Deutsche Post AG (Germany) (2)
(1,616) (74,853)
DSV A/S (Denmark) (2)
(452) (108,414)
FedEx Corp.
(289) (65,693)
GXO Logistics, Inc.
(321) (15,633)
InPost SA (Poland) (2)
(598) (9,952)
SG Holdings Co. Ltd. (Japan) (2)
(3,900) (43,438)
Yamato Holdings Co. Ltd. (Japan)
(2) (400) (5,353)
(351,545)
Building Products - ( 1 .3 ) %
A O Smith Corp.
(571) (37,441)
AAON, Inc.
(1,055) (77,806)
Advanced Drainage Systems, Inc.
(404) (46,403)
Assa Abloy AB, Class B (Sweden)
(2) (441) (13,787)
Builders FirstSource, Inc.
(196) (22,871)
Carlisle Cos., Inc.
(87) (32,486)
Carrier Global Corp.
(1,655) (121,129)
Cie de Saint-Gobain SA (France) (2)
(487) (57,210)
Daikin Industries Ltd. (Japan) (2)
(1,000) (117,384)
Fortune Brands Innovations, Inc.
(1,762) (90,708)
Nibe Industrier AB, Class B
(Sweden) (2) (3,127) (13,351)
ROCKWOOL A/S, Class B
(Denmark) (2) (340) (15,937)
Simpson Manufacturing Co., Inc.
(245) (38,051)
TOTO Ltd. (Japan) (2)
(1,200) (30,217)
Trex Co., Inc.
(702) (38,175)
UFP Industries, Inc.
(471) (46,799)
(799,755)
Commercial Services & Supplies - ( 0 .9 ) %
Brink's Co. (The)
(234) (20,894)
Clean Harbors, Inc.
(142) (32,828)
Cleanaway Waste Management Ltd.
(Australia) (2) (10,801) (19,355)
Copart, Inc.
(667) (32,730)
Element Fleet Management Corp.
(Canada) (399) (9,994)
MSA Safety, Inc.
(210) (35,181)
RB Global, Inc. (Canada)
(110) (11,686)
Rentokil Initial plc (United Kingdom)
(2) (5,930) (28,611)
Republic Services, Inc., Class A
(441) (108,755)
Secom Co. Ltd. (Japan) (2)
(500) (17,963)
Securitas AB, Class B (Sweden) (2)
(349) (5,225)
Tetra Tech, Inc.
(921) (33,119)
TOPPAN Holdings, Inc. (Japan) (2)
(600) (16,300)
Waste Management, Inc.
(861) (197,014)
(569,655)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - ( 0 .3 ) %
Ferrovial SE (2)
(1,214) (64,758)
Quanta Services, Inc.
(42) (15,880)
Skanska AB, Class B (Sweden) (2)
(999) (23,271)
WillScot Holdings Corp.
(2,145) (58,773)
WSP Global, Inc. (Canada)
(148) (30,189)
(192,871)
Electrical Equipment - ( 1 .1 ) %
AMETEK, Inc.
(213) (38,545)
Emerson Electric Co.
(456) (60,798)
EnerSys
(278) (23,844)
Fuji Electric Co. Ltd. (Japan) (2)
(1,200) (55,262)
Generac Holdings, Inc.
(498) (71,319)
Hubbell, Inc., Class B
(159) (64,937)
Legrand SA (France) (2)
(156) (20,908)
NIDEC Corp. (Japan) (2)
(2,700) (52,469)
nVent Electric plc
(171) (12,526)
Plug Power, Inc.
(14,262) (21,250)
Prysmian SpA (Italy) (2)
(830) (58,763)
Regal Rexnord Corp.
(462) (66,972)
Rockwell Automation, Inc.
(52) (17,273)
Sensata Technologies Holding plc
(2,788) (83,947)
(648,813)
Ground Transportation - ( 1 .5 ) %
Canadian National Railway Co.
(Canada) (841) (87,630)
Canadian Pacific Kansas City Ltd.
(Canada) (343) (27,249)
Central Japan Railway Co. (Japan)
(2) (2,900) (64,828)
CSX Corp.
(2,298) (74,984)
East Japan Railway Co. (Japan) (2)
(3,500) (75,288)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (1,500) (40,775)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (11,000) (102,849)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (2,500) (47,337)
Landstar System, Inc.
(433) (60,196)
Norfolk Southern Corp.
(259) (66,296)
Old Dominion Freight Line, Inc.
(133) (21,586)
Saia, Inc.
(136) (37,263)
Schneider National, Inc., Class B
(2,522) (60,906)
TFI International, Inc. (Canada)
(159) (14,273)
U-Haul Holding Co.
(65) (3,936)
West Japan Railway Co. (Japan) (2)
(2,600) (59,439)
XPO, Inc.
(556) (70,217)
(915,052)
Industrial Conglomerates - ( 0 .6 ) %
Hitachi Ltd. (Japan) (2)
(500) (14,532)
Honeywell International, Inc.
(834) (194,222)
Keppel Ltd. (Singapore) (2)
(19,600) (114,456)
Lifco AB, Class B (Sweden) (2)
(1,291) (52,320)
(375,530)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - ( 4 .3 ) %
Aalberts NV (Netherlands) (2)
(591) (21,465)
AGCO Corp.
(555) (57,254)
Alstom SA (France) (2)
(768) (17,926)
Atlas Copco AB, Class A (Sweden)
(2) (4,674) (75,560)
Caterpillar, Inc.
(278) (107,922)
Daimler Truck Holding AG
(Germany) (2) (2,179) (103,380)
Deere & Co.
(215) (109,325)
Epiroc AB, Class A (Sweden) (2)
(1,042) (22,674)
Esab Corp.
(263) (31,705)
FANUC Corp. (Japan) (2)
(1,500) (40,721)
Fluidra SA (Spain) (2)
(290) (7,270)
Gates Industrial Corp. plc
(1,640) (37,769)
Georg Fischer AG (Registered)
(Switzerland) (2) (1,148) (93,958)
Graco, Inc.
(430) (36,967)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (200) (5,960)
Hoshizaki Corp. (Japan) (2)
(600) (20,675)
Husqvarna AB, Class B (Sweden)
(2) (3,299) (17,390)
IDEX Corp.
(260) (45,648)
Indutrade AB (Sweden) (2)
(287) (7,837)
Ingersoll Rand, Inc.
(1,911) (158,957)
Interpump Group SpA (Italy) (2)
(786) (32,707)
Knorr-Bremse AG (Germany) (2)
(82) (7,954)
Kone OYJ, Class B (Finland) (2)
(104) (6,852)
Kubota Corp. (Japan) (2)
(12,400) (139,834)
Makita Corp. (Japan) (2)
(500) (15,399)
MINEBEA MITSUMI, Inc. (Japan) (2)
(8,500) (124,302)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (3,000) (75,073)
Nordson Corp.
(544) (116,617)
RBC Bearings, Inc.
(41) (15,777)
SKF AB, Class B (Sweden) (2)
(7,795) (179,053)
SMC Corp. (Japan) (2)
(700) (250,854)
Snap-on, Inc.
(77) (23,961)
Spirax Group plc (United Kingdom)
(2) (505) (41,295)
Stanley Black & Decker, Inc.
(750) (50,812)
Terex Corp.
(578) (26,987)
Timken Co. (The)
(497) (36,057)
TOMRA Systems ASA (Norway) (2)
(349) (5,447)
Toyota Industries Corp. (Japan) (2)
(600) (67,718)
Trelleborg AB, Class B (Sweden) (2)
(196) (7,301)
Valmet OYJ (Finland) (2)
(239) (7,407)
VAT Group AG (Switzerland) (2)(b)
(79) (33,475)
Watts Water Technologies, Inc.,
Class A (147) (36,146)
Xylem, Inc.
(492) (63,645)
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) (12,300) (21,465)
Yaskawa Electric Corp. (Japan) (2)
(9,800) (221,609)
(2,628,110)
INVESTMENTS SHARES VALUE ($)
Marine Transportation - ( 0 .2 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (1,400) (19,827)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (116) (25,119)
Mitsui OSK Lines Ltd. (Japan) (2)
(1,400) (46,759)
(91,705)
Passenger Airlines - ( 0 .4 ) %
Air Canada (Canada)
(2,308) (35,711)
American Airlines Group, Inc.
(6,552) (73,514)
Southwest Airlines Co.
(1,339) (43,437)
United Airlines Holdings, Inc.
(802) (63,863)
(216,525)
Professional Services - ( 1 .4 ) %
Adecco Group AG (Registered)
(Switzerland) (2) (352) (10,489)
ALS Ltd. (Australia) (2)
(5,091) (57,348)
Amentum Holdings, Inc.
(639) (15,087)
Bureau Veritas SA (France) (2)
(2,354) (80,347)
Clarivate plc
(11,756) (50,551)
Dayforce, Inc.
(654) (36,225)
Equifax, Inc.
(225) (58,358)
ExlService Holdings, Inc.
(836) (36,608)
Exponent, Inc.
(192) (14,344)
FTI Consulting, Inc.
(116) (18,734)
Insperity, Inc.
(262) (15,752)
ManpowerGroup, Inc.
(151) (6,100)
Maximus, Inc.
(809) (56,792)
Paychex, Inc.
(706) (102,695)
Paycom Software, Inc.
(206) (47,668)
Randstad NV (Netherlands) (2)
(1,836) (84,862)
SGS SA (Registered) (Switzerland)
(2) (383) (38,888)
Teleperformance SE (France) (2)
(285) (27,681)
Thomson Reuters Corp. (Canada)
(464) (93,308)
TransUnion
(191) (16,808)
(868,645)
Trading Companies & Distributors - ( 1 .2 ) %
Ashtead Group plc (United
Kingdom) (2) (271) (17,378)
Beijer Ref AB, Class B (Sweden) (2)
(2,610) (41,189)
Brenntag SE (Germany) (2)
(1,524) (100,965)
Bunzl plc (United Kingdom) (2)
(1,369) (43,625)
Fastenal Co.
(2,289) (96,138)
GATX Corp.
(288) (44,225)
IMCD NV (Netherlands) (2)
(491) (66,037)
Mitsubishi Corp. (Japan) (2)
(5,900) (117,893)
Mitsui & Co. Ltd. (Japan) (2)
(3,000) (61,140)
MSC Industrial Direct Co., Inc.,
Class A (333) (28,312)
Reece Ltd. (Australia) (2)
(1,245) (11,764)
Rexel SA (France) (2)
(240) (7,402)
RS GROUP plc (United Kingdom)
(2) (4,093) (32,310)
SGH Ltd. (Australia) (2)
(330) (11,753)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - (1.2)% (continued)
SiteOne Landscape Supply, Inc.
(114) (13,787)
Toromont Industries Ltd. (Canada)
(80) (7,190)
Watsco, Inc.
(41) (18,107)
(719,215)
Transportation Infrastructure - ( 0 .3 ) %
Aeroports de Paris SA (France) (2)
(443) (55,540)
Atlas Arteria Ltd. (Australia) (2)
(4,360) (14,612)
Transurban Group (Australia) (2)
(8,607) (79,193)
(149,345)
Total Industrials (9,418,147)
Information Technology - ( 9 .5 ) %
Communications Equipment - ( 0 .5 ) %
Cisco Systems, Inc.
(2,716) (188,436)
F5, Inc.
(87) (25,606)
Lumentum Holdings, Inc.
(355) (33,746)
Motorola Solutions, Inc.
(146) (61,387)
(309,175)
Electronic Equipment, Instruments & Components - ( 1 .4 ) %
Arrow Electronics, Inc.
(102) (12,998)
Avnet, Inc.
(2,807) (148,995)
Belden, Inc.
(681) (78,860)
CDW Corp.
(139) (24,824)
Cognex Corp.
(1,130) (35,844)
Coherent Corp.
(331) (29,528)
Crane NXT Co.
(600) (32,340)
Kyocera Corp. (Japan) (2)
(2,100) (25,222)
Murata Manufacturing Co. Ltd.
(Japan) (2) (8,700) (128,592)
Novanta, Inc.
(523) (67,430)
Omron Corp. (Japan) (2)
(1,800) (48,522)
Shimadzu Corp. (Japan) (2)
(4,300) (106,309)
TD SYNNEX Corp.
(260) (35,282)
TE Connectivity plc (Switzerland)
(164) (27,662)
Teledyne Technologies, Inc.
(96) (49,182)
(851,590)
IT Services - ( 1 .3 ) %
Accenture plc, Class A (Ireland)
(285) (85,184)
Akamai Technologies, Inc.
(572) (45,623)
ASGN, Inc.
(1,099) (54,873)
Bechtle AG (Germany) (2)
(681) (31,968)
Capgemini SE (France) (2)
(689) (117,982)
CGI, Inc. (Canada)
(1,265) (132,849)
Cognizant Technology Solutions
Corp., Class A (925) (72,178)
DXC Technology Co.
(2,891) (44,203)
Globant SA
(196) (17,805)
International Business Machines
Corp. (17) (5,011)
NEXTDC Ltd. (Australia) (2)
(9,247) (88,266)
Nomura Research Institute Ltd.
(Japan) (2) (500) (19,999)
Obic Co. Ltd. (Japan) (2)
(300) (11,666)
INVESTMENTS SHARES VALUE ($)
IT Services - (1.3)% (continued)
Reply SpA (Italy) (2)
(126) (21,775)
TIS, Inc. (Japan) (2)
(700) (23,457)
(772,839)
Semiconductors & Semiconductor Equipment - ( 3 .0 ) %
Allegro MicroSystems, Inc. (Japan)
(1,976) (67,559)
Amkor Technology, Inc.
(1,967) (41,287)
Analog Devices, Inc.
(189) (44,986)
ASML Holding NV (Netherlands) (2)
(104) (83,339)
BE Semiconductor Industries NV
(Netherlands) (2) (65) (9,721)
Enphase Energy, Inc.
(1,118) (44,329)
Entegris, Inc.
(1,511) (121,862)
First Solar, Inc.
(381) (63,071)
GLOBALFOUNDRIES, Inc.
(909) (34,724)
Infineon Technologies AG
(Germany) (2) (486) (20,739)
Intel Corp.
(2,845) (63,728)
Lasertec Corp. (Japan) (2)
(500) (67,030)
Lattice Semiconductor Corp.
(2,427) (118,899)
MACOM Technology Solutions
Holdings, Inc. (36) (5,159)
Microchip Technology, Inc.
(1,144) (80,503)
MKS, Inc.
(671) (66,671)
NXP Semiconductors NV
(Netherlands) (263) (57,463)
ON Semiconductor Corp.
(1,379) (72,273)
Onto Innovation, Inc.
(224) (22,608)
Power Integrations, Inc.
(799) (44,664)
Qorvo, Inc.
(423) (35,917)
QUALCOMM, Inc.
(193) (30,737)
Renesas Electronics Corp. (Japan)
(2) (4,500) (55,671)
Rohm Co. Ltd. (Japan) (2)
(9,200) (117,122)
Silicon Laboratories, Inc.
(34) (5,010)
Skyworks Solutions, Inc.
(1,088) (81,078)
SOITEC (France) (2)
(777) (42,845)
STMicroelectronics NV (Singapore)
(2) (4,198) (128,719)
Synaptics, Inc.
(177) (11,473)
Teradyne, Inc.
(640) (57,549)
Texas Instruments, Inc.
(562) (116,683)
Universal Display Corp.
(77) (11,893)
(1,825,312)
Software - ( 2 .6 ) %
Appfolio, Inc., Class A
(36) (8,290)
Atlassian Corp., Class A
(54) (10,967)
Bentley Systems, Inc., Class B
(1,332) (71,888)
BILL Holdings, Inc.
(1,439) (66,568)
Blackbaud, Inc.
(554) (35,572)
Cadence Design Systems, Inc.
(244) (75,189)
CCC Intelligent Solutions Holdings,
Inc. (7,080) (66,623)
Confluent, Inc., Class A
(866) (21,589)
Crowdstrike Holdings, Inc., Class A
(33) (16,807)
Docusign, Inc., Class A
(638) (49,694)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (2.6)% (continued)
Dropbox, Inc., Class A
(432) (12,355)
Dynatrace, Inc.
(1,059) (58,467)
Five9, Inc.
(1,628) (43,109)
Gen Digital, Inc.
(1,334) (39,220)
Intuit, Inc.
(110) (86,639)
Microsoft Corp.
(188) (93,513)
MicroStrategy, Inc., Class A
(229) (92,569)
nCino, Inc.
(1,931) (54,010)
Open Text Corp. (Canada)
(579) (16,918)
PTC, Inc.
(573) (98,751)
Roper Technologies, Inc.
(245) (138,876)
Synopsys, Inc.
(230) (117,916)
Temenos AG (Registered)
(Switzerland) (2) (874) (62,784)
Teradata Corp.
(776) (17,313)
Tyler Technologies, Inc.
(284) (168,367)
Unity Software, Inc.
(1,603) (38,793)
(1,562,787)
Technology Hardware, Storage & Peripherals - ( 0 .7 ) %
Apple, Inc.
(302) (61,961)
FUJIFILM Holdings Corp. (Japan)
(2) (5,200) (112,609)
Hewlett Packard Enterprise Co.
(4,605) (94,172)
HP, Inc.
(3,060) (74,848)
Ricoh Co. Ltd. (Japan) (2)
(3,600) (33,975)
Seagate Technology Holdings plc
(201) (29,010)
Super Micro Computer, Inc.
(121) (5,930)
(412,505)
Total Information Technology (5,734,208)
Materials - ( 6 .5 ) %
Chemicals - ( 2 .8 ) %
Air Products and Chemicals, Inc.
(672) (189,544)
Akzo Nobel NV (Netherlands) (2)
(572) (40,134)
Albemarle Corp.
(798) (50,011)
Asahi Kasei Corp. (Japan) (2)
(5,100) (36,306)
Ashland, Inc.
(212) (10,659)
Avient Corp.
(527) (17,027)
BASF SE (Germany) (2)
(2,206) (109,108)
Celanese Corp., Class A
(1,233) (68,222)
Chemours Co. (The)
(1,637) (18,744)
Clariant AG (Registered)
(Switzerland) (2) (7,767) (82,736)
Croda International plc (United
Kingdom) (2) (987) (39,626)
Dow, Inc.
(3,070) (81,294)
Eastman Chemical Co.
(978) (73,017)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (60) (45,360)
International Flavors & Fragrances,
Inc. (420) (30,891)
Linde plc
(174) (81,637)
LyondellBasell Industries NV, Class
A (969) (56,066)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.8)% (continued)
Mitsubishi Chemical Group Corp.
(Japan) (2) (6,100) (32,062)
Mitsui Chemicals, Inc. (Japan) (2)
(400) (9,248)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (700) (5,630)
Nippon Sanso Holdings Corp.
(Japan) (2) (4,900) (185,423)
Nissan Chemical Corp. (Japan) (2)
(2,100) (64,045)
Novonesis Novozymes, Class B
(Denmark) (2) (249) (17,877)
Nutrien Ltd. (Canada)
(1,707) (99,468)
PPG Industries, Inc.
(309) (35,149)
RPM International, Inc.
(357) (39,213)
Symrise AG, Class A (Germany) (2)
(316) (33,137)
Tosoh Corp. (Japan) (2)
(1,800) (26,341)
Umicore SA (Belgium) (2)
(2,792) (41,203)
Wacker Chemie AG (Germany) (2)
(364) (26,692)
Westlake Corp.
(1,044) (79,271)
(1,725,141)
Construction Materials - ( 0 .6 ) %
Eagle Materials, Inc.
(151) (30,519)
James Hardie Industries plc,
CHESS (2) (589) (15,817)
Knife River Corp.
(1,177) (96,090)
Martin Marietta Materials, Inc.
(415) (227,818)
(370,244)
Containers & Packaging - ( 1 .0 ) %
AptarGroup, Inc.
(191) (29,878)
Avery Dennison Corp.
(125) (21,934)
Ball Corp.
(517) (28,998)
Graphic Packaging Holding Co.
(5,226) (110,112)
International Paper Co.
(1,862) (87,197)
Sealed Air Corp.
(2,337) (72,517)
SIG Group AG (Switzerland) (2)
(6,890) (127,445)
Silgan Holdings, Inc.
(1,722) (93,298)
Verallia SA (France) (2)(b)
(216) (7,182)
(578,561)
Metals & Mining - ( 1 .9 ) %
Anglo American plc (South Africa)
(2) (2,650) (78,128)
Antofagasta plc (Chile) (2)
(3,878) (96,418)
BHP Group Ltd. (Australia) (2)
(2,388) (57,449)
Capstone Copper Corp. (Canada)
(5,510) (33,827)
Cleveland-Cliffs, Inc.
(6,045) (45,942)
Commercial Metals Co.
(1,382) (67,594)
First Quantum Minerals Ltd.
(Zambia) (2,292) (40,715)
Fortescue Ltd. (Australia) (2)
(3,163) (31,795)
Franco-Nevada Corp. (Canada)
(226) (37,104)
Glencore plc (Australia) (2)
(9,581) (37,334)
IGO Ltd. (Australia) (2)
(4,779) (13,166)
JFE Holdings, Inc. (Japan) (2)
(5,500) (63,980)
Kobe Steel Ltd. (Japan) (2)
(800) (8,733)
Lundin Mining Corp. (Chile)
(6,948) (73,064)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (1.9)% (continued)
Mineral Resources Ltd. (Australia)
(2) (1,135) (16,126)
MP Materials Corp.
(858) (28,546)
Nippon Steel Corp. (Japan) (2)
(5,400) (102,124)
Norsk Hydro ASA (Norway) (2)
(1,236) (7,078)
Nucor Corp.
(262) (33,939)
Pilbara Minerals Ltd. (Australia) (2)
(50,858) (44,802)
Reliance, Inc.
(123) (38,610)
Rio Tinto plc (Australia) (2)
(1,420) (82,650)
Steel Dynamics, Inc.
(105) (13,441)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (2,700) (66,541)
Teck Resources Ltd., Class B
(Canada) (914) (36,963)
Valterra Platinum Ltd. (South Africa)
(1) (52)
(1,156,121)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(719) (28,481)
Mondi plc (Austria) (2)
(2,181) (35,639)
UPM-Kymmene OYJ (Finland) (2)
(1,541) (42,082)
West Fraser Timber Co. Ltd.
(Canada) (145) (10,633)
(116,835)
Total Materials (3,946,902)
Real Estate - ( 3 .5 ) %
Health Care REITs - ( 0 .3 ) %
Healthcare Realty Trust, Inc., REIT
(1,427) (22,632)
Welltower, Inc., REIT
(817) (125,598)
(148,230)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (4,495) (69,043)
Industrial REITs - ( 0 .1 ) %
First Industrial Realty Trust, Inc.,
REIT (445) (21,418)
Rexford Industrial Realty, Inc., REIT
(1,073) (38,166)
(59,584)
Office REITs - ( 0 .2 ) %
BXP, Inc., REIT
(503) (33,937)
Highwoods Properties, Inc., REIT
(627) (19,494)
Vornado Realty Trust, REIT
(1,799) (68,794)
(122,225)
Real Estate Management & Development - ( 0 .3 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (55,300) (115,282)
CoStar Group, Inc.
(528) (42,451)
Howard Hughes Holdings, Inc.
(76) (5,130)
Jones Lang LaSalle, Inc.
(140) (35,809)
Lendlease Corp. Ltd. (Australia) (2)
(1,404) (4,976)
(203,648)
INVESTMENTS SHARES VALUE ($)
Residential REITs - ( 0 .8 ) %
AvalonBay Communities, Inc., REIT
(595) (121,083)
Camden Property Trust, REIT
(620) (69,868)
Equity Residential, REIT
(2,319) (156,509)
Independence Realty Trust, Inc.,
REIT (2,992) (52,928)
Invitation Homes, Inc., REIT
(441) (14,465)
Sun Communities, Inc., REIT
(743) (93,982)
(508,835)
Retail REITs - ( 0 .7 ) %
Agree Realty Corp., REIT
(1,350) (98,631)
Federal Realty Investment Trust,
REIT (335) (31,822)
Kimco Realty Corp., REIT
(2,108) (44,310)
Kite Realty Group Trust, REIT
(1,387) (31,415)
Realty Income Corp., REIT
(3,101) (178,649)
Regency Centers Corp., REIT
(90) (6,411)
(391,238)
Specialized REITs - ( 1 .0 ) %
Crown Castle, Inc., REIT
(473) (48,591)
Digital Realty Trust, Inc., REIT
(220) (38,353)
Equinix, Inc., REIT
(76) (60,456)
Extra Space Storage, Inc., REIT
(448) (66,053)
Gaming and Leisure Properties, Inc.,
REIT (681) (31,789)
National Storage Affiliates Trust,
REIT (2,500) (79,975)
Public Storage, REIT
(253) (74,235)
Rayonier, Inc., REIT
(1,386) (30,741)
VICI Properties, Inc., Class A, REIT
(5,145) (167,727)
(597,920)
Total Real Estate (2,100,723)
Utilities - ( 4 .7 ) %
Electric Utilities - ( 2 .3 ) %
Acciona SA (Spain) (2)
(90) (16,233)
ALLETE, Inc.
(256) (16,402)
Alliant Energy Corp.
(3,246) (196,286)
American Electric Power Co., Inc.
(1,232) (127,832)
BKW AG (Switzerland) (2)
(126) (27,625)
EDP SA (Portugal) (2)
(3,714) (16,135)
Elia Group SA/NV (Belgium) (2)
(382) (44,119)
Entergy Corp.
(1,259) (104,648)
Exelon Corp.
(1,628) (70,688)
FirstEnergy Corp.
(1,265) (50,929)
Fortis, Inc. (Canada)
(835) (39,869)
Hydro One Ltd. (Canada) (b)
(1,266) (45,620)
IDACORP, Inc.
(757) (87,396)
NextEra Energy, Inc.
(1,022) (70,947)
Origin Energy Ltd. (Australia) (2)
(708) (5,032)
Pinnacle West Capital Corp.
(787) (70,413)
PPL Corp.
(6,316) (214,049)
Redeia Corp. SA (Spain) (2)
(353) (7,553)
Southern Co. (The)
(1,578) (144,908)
SSE plc (United Kingdom) (2)
(1,280) (32,231)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (2.3)% (continued)
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2) (7,700) (25,631)
(1,414,546)
Gas Utilities - ( 0 .3 ) %
APA Group (Australia) (2)
(9,441) (50,762)
Brookfield Infrastructure Corp.,
Class A (Canada) (134) (5,576)
MDU Resources Group, Inc.
(1,544) (25,738)
Osaka Gas Co. Ltd. (Japan) (2)
(800) (20,520)
Southwest Gas Holdings, Inc.
(1,149) (85,474)
(188,070)
Independent Power and Renewable Electricity Producers - ( 0 .4 ) %
Brookfield Renewable Corp.
(Canada) (370) (12,126)
Clearway Energy, Inc., Class C
(642) (20,544)
ERG SpA (Italy) (2)
(312) (6,822)
Northland Power, Inc. (Canada)
(838) (13,151)
Ormat Technologies, Inc.
(529) (44,309)
Orsted A/S (Denmark) (2)(b)
(2,783) (119,888)
RWE AG (Germany) (2)
(664) (27,747)
(244,587)
Multi-Utilities - ( 1 .2 ) %
AGL Energy Ltd. (Australia) (2)
(769) (4,931)
Algonquin Power & Utilities Corp.
(Canada) (2,141) (12,248)
Ameren Corp.
(819) (78,657)
Atco Ltd., Class I (Canada)
(247) (9,211)
Black Hills Corp.
(1,466) (82,242)
Canadian Utilities Ltd., Class A
(Canada) (904) (25,014)
CenterPoint Energy, Inc.
(2,442) (89,719)
Consolidated Edison, Inc.
(839) (84,194)
Dominion Energy, Inc.
(723) (40,864)
National Grid plc (United Kingdom)
(2) (1,932) (28,359)
Northwestern Energy Group, Inc.
(144) (7,387)
Public Service Enterprise Group,
Inc. (919) (77,361)
Sempra
(2,149) (162,830)
(703,017)
Water Utilities - ( 0 .5 ) %
Essential Utilities, Inc.
(3,304) (122,711)
Severn Trent plc (United Kingdom)
(2) (2,838) (106,630)
United Utilities Group plc (United
Kingdom) (2) (5,460) (85,737)
(315,078)
Total Utilities (2,865,298)
TOTAL COMMON STOCKS
(Proceeds $(52,427,428)) (48,902,354)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.4)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(b) (2,236) (110,512)
Volkswagen AG (Preference)
(Germany) (2) (267) (28,225)
Total Consumer Discretionary (138,737)
Consumer Staples - ( 0 .2 ) %
Household Products - ( 0 .2 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (1,302) (102,316)
Health Care - ( 0 .0 ) % †
Life Sciences Tools & Services - ( 0 .0 ) % †
Sartorius AG (Preference)
(Germany) (2) (20) (5,094)
TOTAL PREFERRED STOCKS
(Proceeds $(294,903)) (246,147)
TOTAL SHORT POSITIONS
(Proceeds $(52,722,331)) (49,148,501)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 72.7%
(Cost $31,530,987) 43,984,094
OTHER ASSETS IN EXCESS OF
LIABILITIES - 27.3% ‡ 16,513,047
NET ASSETS - 100.0% 60,497,141
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 302,101 0 .5%
Consumer Discretionary (402,948) ( 0 .7 )
Consumer Staples (960,798) ( 1 .6 )
Energy (713,386) ( 1 .2 )
Financials (133,286) ( 0 .2 )
Health Care 1,256,728 2 .1
Industrials 716,154 1 .2
Information Technology 607,574 1 .0
Materials (874,170) ( 1 .4 )
Real Estate (250,587) ( 0 .5 )
Utilities 104,354 0 .2
Investment Companies 42,840,866 70 .8
U.S. Treasury Obligations 1,491,492 2 .5
Total Investments In Securities
At Value 43,984,094 72 .7
Other Assets in Excess of
Liabilities ‡ 16,513,047 27 .3
Net Assets
$ 60,497,141 100 .0%

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2025 amounted to $48,195,845, which is inclusive of rehypothecated amounts disclosed below. In addition, $5,797,769 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $941,189 of investment in securities and
$(443,826) of securities sold short, which represents 1.56% and (0.73)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2025 amounted to $12,182,172.
(d) Represents 7-day effective yield as of June 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .55 % EUR 349,000 $ (6,538) $ (2,352) $ (8,890)
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .55 EUR 349,000 (6,538) (2,352) (8,890)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 685,000 (11,730) (3,650) (15,380)
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .51 USD 685,000 (11,730) (3,650) (15,380)
$ (36,536) $ (12,004) $ (48,540)
Credit default swap contracts outstanding - sell protection as of June 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 2 .80 % EUR 410,000 $ 36,576 $ 9,127 $ 45,703
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 2 .80 EUR 410,000 36,576 9,127 45,703
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 203,000 13,216 2,364 15,580
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .18 USD 203,000 13,216 2,364 15,580
99,584 22,982 122,566
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .56 % USD 239,000 $ (7,936) $ 2,084 $ (5,852)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .56 % USD 239,000 $ (7,936) $ 2,085 $ (5,851)
(15,872) 4,169 (11,703)
$ 83,712 $ 27,151 $ 110,863
Forward effective interest rate swap contracts outstanding as of June 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 80,600,000 $ 154 $ 83 $ 237
Pay 1D CLICP Semi 4.50% Semi 9/20/2027 CLP 80,600,000 154 83 237
Pay 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 10,400,000 139 26 165
Pay 1D CLICP Semi 5.00% Semi 9/17/2030 CLP 10,400,000 139 26 165
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 400,000 (305) 568 263
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 400,000 (305) 568 263
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 3,000,000 2,585 (850) 1,735
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 3,000,000 2,499 (764) 1,735
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 100,000 (303) 391 88
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 100,000 (303) 391 88
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 7,600,000 12,586 10,244 22,830
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 7,600,000 12,727 10,102 22,829
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 1,800,000 12,325 (8,183) 4,142
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 1,700,000 11,640 (7,728) 3,912
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 3,100,000 (11,082) 19,866 8,784
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 3,100,000 (11,064) 19,848 8,784
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 100,000 382 215 597
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 100,000 438 159 597
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 600,000 4,203 11,598 15,801
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 500,000 3,143 10,025 13,168
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 300,000 4,734 3,042 7,776
Pay 1D SOFR Annual 4.00% Annual 12/19/2035 USD 300,000 4,559 3,218 7,777
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 1,600,000 (3,057) 3,601 544
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 1,500,000 (2,976) 3,487 511
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 200,000 3,203 1,078 4,281
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 300,000 4,701 1,721 6,422
Pay 1D SORA Semi 1.50% Semi 9/15/2027 SGD 800,000 (299) 1,139 840
Pay 1D SORA Semi 1.50% Semi 9/15/2027 SGD 800,000 (299) 1,139 840
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 200,000 (163) 362 199
Pay 1D SORA Semi 1.50% Semi 12/15/2027 SGD 200,000 (89) 289 200
Pay 1D SORA Semi 2.00% Semi 9/18/2030 SGD 300,000 39 3,715 3,754
Pay 1D SORA Semi 2.00% Semi 9/18/2030 SGD 200,000 255 2,247 2,502
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 200,000 1,111 1,166 2,277
Pay 1D SORA Semi 2.00% Semi 12/18/2030 SGD 100,000 138 1,000 1,138
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 27,000,000 2,174 3,197 5,371
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 27,000,000 2,174 3,197 5,371
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 31,500,000 5,141 1,821 6,962
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2027 THB 31,500,000 5,141 1,821 6,962
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 20,800,000 251 6,825 7,076
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2030 THB 20,800,000 251 6,825 7,076
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 4,500,000 847 650 1,497
Pay 1D THOR Qtrly 1.50% Qtrly 12/17/2030 THB 4,500,000 848 649 1,497
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 7,300,000 335 131 466

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/15/2027 MXN 7,300,000 $ 335 $ 131 $ 466
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 7,400,000 778 (119) 659
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/15/2027 MXN 7,400,000 778 (119) 659
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 1,500,000 161 855 1,016
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/11/2030 MXN 1,500,000 161 855 1,016
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 1,000,000 560 50 610
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/11/2030 MXN 1,000,000 560 50 610
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 28,400,000 (828) 1,518 690
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 28,400,000 (827) 1,518 691
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 15,000,000 (570) 1,839 1,269
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 15,000,000 (570) 1,839 1,269
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 5,000,000 22 213 235
Pay 1D TONAR Annual 2.00% Annual 12/20/2045 JPY 5,000,000 22 213 235
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 2,000,000 485 (151) 334
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 2,000,000 489 (155) 334
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 1,500,000 588 (337) 251
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 1,500,000 588 (337) 251
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 1,000,000 343 (157) 186
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 1,000,000 353 (167) 186
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 4,500,000 11,916 3,409 15,325
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 4,600,000 12,138 3,527 15,665
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 4,500,000 5,956 7,162 13,118
Pay 3M BBR Qtrly 3.50% Semi 12/15/2027 NZD 4,600,000 6,110 7,299 13,409
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 2,000,000 19,957 1,736 21,693
Pay 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 1,900,000 18,959 1,649 20,608
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 400,000 2,099 1,582 3,681
Pay 3M BBR Qtrly 4.00% Semi 12/11/2030 NZD 500,000 2,624 1,977 4,601
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 300,000 3,511 1,572 5,083
Pay 3M BBR Qtrly 4.50% Semi 12/12/2035 NZD 300,000 3,511 1,572 5,083
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 200,000,000 (466) 580 114
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 200,000,000 (466) 580 114
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 1,600,000 (666) 1,916 1,250
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/15/2027 HKD 1,600,000 (666) 1,916 1,250
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 1,000,000 (897) 2,621 1,724
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/18/2030 HKD 900,000 (960) 2,511 1,551
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 100,000 52 112 164
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 1,500,000 (58) 170 112
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/15/2027 ZAR 1,500,000 (58) 170 112
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 2,200,000 10 173 183
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/15/2027 ZAR 2,200,000 10 173 183
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/18/2030 ZAR 500,000 (98) 254 156
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/18/2030 ZAR 500,000 (98) 254 156
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 500,000 (150) 213 63
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/18/2030 ZAR 500,000 (150) 213 63
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 69,900,000 (18,158) 38,745 20,587
Pay 3M STIBOR Qtrly 2.00% Annual 9/15/2027 SEK 69,900,000 (18,158) 38,745 20,587
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 16,000,000 (2,256) 6,538 4,282
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 16,000,000 (2,256) 6,538 4,282
Pay 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 2,000,000 1,104 2,090 3,194
Pay 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 2,000,000 1,104 2,090 3,194
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 1,600,000 1,127 1,122 2,249

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 1,600,000 $ 1,127 $ 1,122 $ 2,249
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 21,000,000 414 (147) 267
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2027 TWD 21,000,000 414 (147) 267
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 5,400,000 22,318 39,075 61,393
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 5,400,000 22,332 39,061 61,393
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 100,000 722 325 1,047
Pay 6M BBR Semi 4.00% Semi 12/12/2030 AUD 100,000 835 213 1,048
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 200,000 2,660 1,396 4,056
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 200,000 3,532 524 4,056
Pay 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 9,800,000 (60) 77 17
Pay 6M BUBOR Semi 6.00% Annual 9/15/2027 HUF 9,800,000 (60) 77 17
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 2,200,000 (2,000) 27,231 25,231
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 2,100,000 (1,187) 25,272 24,085
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 2,300,000 27,179 (5,368) 21,811
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 2,200,000 25,994 (5,131) 20,863
Pay 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 2,000,000 765 144 909
Pay 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 2,000,000 765 144 909
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 250 787 1,037
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 250 787 1,037
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 900,000 4,136 490 4,626
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 1,000,000 4,780 360 5,140
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 185 (96) 89
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 185 (96) 89
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 200,000 (559) 1,847 1,288
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 300,000 1,647 285 1,932
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 200,000 742 1,369 2,111
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 648 408 1,056
Receive 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 100,000 969 (733) 236
Receive 1D SONIA Annual 4.00% Annual 12/19/2035 GBP 200,000 583 (112) 471
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 1,000,000 1,519 (774) 745
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2035 SEK 1,000,000 1,519 (773) 746
Receive 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 1,000,000 475 200 675
Receive 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 1,100,000 532 211 743
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 500,000 3,911 2,688 6,599
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 600,000 4,236 3,682 7,918
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 500,000 4,450 3,651 8,101
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 500,000 3,769 4,332 8,101
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 200,000 3,398 9,507 12,905
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 300,000 4,071 15,286 19,357
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 200,000 7,002 6,173 13,175
Receive 6M EURIBOR Semi 2.50% Annual 12/15/2055 EUR 100,000 3,501 3,086 6,587
274,775 442,169 716,944
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 100,000 (260) (176) (436)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 35,600,000 (90) (127) (217)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2027 INR 35,600,000 (90) (127) (217)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 10,500,000 (1,058) (90) (1,148)
Pay 1D MIBOR Semi 5.50% Semi 9/17/2030 INR 10,500,000 (1,058) (90) (1,148)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 1,600,000 (10,410) (7,182) (17,592)
Pay 1D SARON Annual 0.00% Annual 9/18/2030 CHF 1,600,000 (10,721) (6,870) (17,591)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 400,000 (3,705) (1,617) (5,322)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 500,000 (5,189) (1,464) (6,653)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 12,600,000 (53,355) 40,205 (13,150)
Pay 1D SONIA Annual 3.50% Annual 9/15/2027 GBP 12,700,000 (53,563) 40,309 (13,254)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 1,800,000 (27,722) 27,374 (348)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 1,900,000 (28,395) 28,028 (367)
Pay 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 2,400,000 (4,033) 685 (3,348)
Pay 3M BBR Qtrly 3.00% Qtrly 9/09/2027 AUD 2,400,000 (3,927) 579 (3,348)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 1,600,000 $ (2,984) $ 911 $ (2,073)
Pay 3M BBR Qtrly 3.00% Qtrly 12/09/2027 AUD 1,500,000 (2,941) 998 (1,943)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 9/17/2027 KRW 606,600,000 (3,303) 26 (3,277)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 9/17/2027 KRW 606,600,000 (3,303) 26 (3,277)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 150,000,000 (656) (123) (779)
Pay 3M CD_KSDA Qtrly 2.00% Qtrly 12/15/2027 KRW 150,000,000 (656) (123) (779)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 500,000 (839) 606 (233)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2035 SEK 500,000 (839) 606 (233)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 9,000,000 (1,445) 876 (569)
Pay 3M TWCPBA Qtrly 1.50% Qtrly 9/17/2030 TWD 9,000,000 (1,445) 876 (569)
Pay 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 10,100,000 (117) (7) (124)
Pay 6M BUBOR Semi 6.00% Annual 9/18/2030 HUF 10,100,000 (117) (7) (124)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 7,700,000 (5,893) 5,152 (741)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 7,600,000 (6,929) 6,200 (729)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 6,300,000 319 (448) (129)
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 6,300,000 319 (448) (129)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 2,000,000 65 (694) (629)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 2,000,000 65 (694) (629)
Pay 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 600,000 (228) (294) (522)
Pay 6M WIBOR Semi 4.00% Annual 9/15/2027 PLN 700,000 (262) (347) (609)
Pay 6M WIBOR Semi 4.00% Annual 9/18/2030 PLN 300,000 (367) (317) (684)
Pay 6M WIBOR Semi 4.00% Annual 9/18/2030 PLN 300,000 (442) (242) (684)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (61) (122) (183)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (61) (122) (183)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 81,200,000 (71) 5 (66)
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2027 COP 81,200,000 (71) 5 (66)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 281,200,000 (244) 17 (227)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 281,200,000 (244) 17 (227)
Receive 1D IBR Qtrly 9.00% Qtrly 9/17/2030 COP 93,700,000 (93) (166) (259)
Receive 1D IBR Qtrly 9.00% Qtrly 9/17/2030 COP 93,700,000 (93) (166) (259)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 29,600,000 (11) (56) (67)
Receive 1D IBR Qtrly 9.00% Qtrly 12/17/2030 COP 29,600,000 (11) (56) (67)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 200,000 45 (401) (356)
Receive 1D SHIRON Annual 4.00% Annual 12/15/2027 ILS 200,000 3 (360) (357)
Receive 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 100,000 408 (706) (298)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 500,000 (1,110) (1,346) (2,456)
Receive 1D SOFR Annual 3.50% Annual 12/15/2027 USD 500,000 (1,321) (1,135) (2,456)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 1,700,000 (11,819) 3,189 (8,630)
Receive 1D SOFR Annual 3.50% Annual 9/18/2030 USD 1,700,000 (12,468) 3,838 (8,630)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 100,000 (1,782) 175 (1,607)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 5,400,000 (65,390) (51,749) (117,139)
Receive 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 5,500,000 (65,949) (53,359) (119,308)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 300,000 (2,972) (192) (3,164)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 400,000 (1,767) (2,452) (4,219)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 31,700,000 (817) (172) (989)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 31,600,000 (815) (171) (986)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 605,000,000 (12,077) (2,951) (15,028)
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 605,000,000 (12,077) (2,951) (15,028)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 10,000,000 (5) (128) (133)
Receive 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 10,000,000 (5) (128) (133)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 31,900,000 (5,355) (114) (5,469)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 31,900,000 (5,355) (113) (5,468)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 20,100,000 (2,501) (449) (2,950)
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 20,100,000 (2,501) (449) (2,950)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 600,000 (11,433) (182) (11,615)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2035 NZD 600,000 (11,433) (182) (11,615)
Receive 6M BBR Semi 4.50% Semi 9/13/2035 AUD 1,000,000 (10,773) (11,295) (22,068)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 4.50% Semi 9/13/2035 AUD 900,000 $ (10,561) $ (9,300) $ (19,861)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 200,000 1,274 (2,993) (1,719)
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 200,000 1,931 (3,650) (1,719)
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 473 (1,204) (731)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 3,000,000 (352) (1,654) (2,006)
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 3,000,000 (352) (1,654) (2,006)
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 1,500,000 (1,059) (1,012) (2,071)
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 1,500,000 (1,059) (1,012) (2,071)
Receive 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 500,000 (245) (529) (774)
Receive 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 500,000 (245) (529) (774)
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 100,000 (11) (183) (194)
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 100,000 (11) (183) (194)
(486,020) (16,360) (502,380)
$ (211,245) $ 425,809 $ 214,564
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.59%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.52%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.45%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.56%
1 Day Sterling Overnight Index Average (“SONIA”): 4.22%
1 Day Swiss Average Rate Overnight (“SARON”): -0.03%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.74%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.95%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.60%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 1.68%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.29%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.56%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.13%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.05%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.37%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.48%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.94%

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/11/2025 KRW 832,300,000 $ 47,344
Total unrealized appreciation 47,344
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2025 HKD 8,235,550 (12,704)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/13/2025 BRL 5,365,714 (1,370)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 09/19/2025 CHF 1,190,100 (16,980)
Total unrealized depreciation (31,054)
Net unrealized appreciation $ 16,290
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 11 7/2025 USD $ 734,140 $ (35,803)
Hang Seng Index 10 7/2025 HKD 1,534,023 (11,543)
HSCEI 2 7/2025 HKD 110,434 (814)
IBEX 35 Index 4 7/2025 EUR 655,920 3,021
IFSC NIFTY 50 Index 12 7/2025 USD 614,424 6,806
LME Aluminum Base Metal 3 7/2025 USD 194,743 6,935
LME Aluminum Base Metal 1 7/2025 USD 64,856 3,636
LME Aluminum Base Metal 1 7/2025 USD 64,865 3,767
LME Aluminum Base Metal 1 7/2025 USD 64,945 5,192
LME Aluminum Base Metal 1 7/2025 USD 64,945 5,352
LME Aluminum Base Metal 1 7/2025 USD 64,927 3,251
LME Aluminum Base Metal 1 7/2025 USD 64,940 5,299
LME Aluminum Base Metal 1 7/2025 USD 64,877 4,563
LME Aluminum Base Metal 1 7/2025 USD 64,867 3,904
LME Copper Base Metal 1 7/2025 USD 249,381 26,072
LME Copper Base Metal 1 7/2025 USD 249,256 21,753
LME Copper Base Metal 1 7/2025 USD 247,831 13,529
LME Copper Base Metal 3 7/2025 USD 749,136 100,803
LME Copper Base Metal 2 7/2025 USD 500,024 60,101
LME Copper Base Metal 2 7/2025 USD 500,774 64,695
LME Lead Base Metal 1 7/2025 USD 50,719 1,835
LME Nickel Base Metal 2 7/2025 USD 180,519 3,174
LME Nickel Base Metal 1 7/2025 USD 90,345 (3,328)
LME Nickel Base Metal 1 7/2025 USD 90,242 5,176
LME Nickel Base Metal 1 7/2025 USD 90,359 (3,287)
LME Nickel Base Metal 1 7/2025 USD 90,423 (3,770)
LME Nickel Base Metal 1 7/2025 USD 90,434 (4,115)
LME Nickel Base Metal 1 7/2025 USD 90,444 (4,139)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 7/2025 USD $ 90,136 $ (5,123)
LME Nickel Base Metal 1 7/2025 USD 90,118 (6,395)
LME Nickel Base Metal 1 7/2025 USD 90,206 3,606
LME Nickel Base Metal 1 7/2025 USD 90,330 (1,995)
LME Zinc Base Metal 2 7/2025 USD 137,291 5,936
LME Zinc Base Metal 2 7/2025 USD 137,405 5,149
LME Zinc Base Metal 1 7/2025 USD 68,603 3,500
LME Zinc Base Metal 1 7/2025 USD 68,660 2,032
LME Zinc Base Metal 1 7/2025 USD 68,731 4,353
LME Zinc Base Metal 1 7/2025 USD 68,709 4,732
LME Zinc Base Metal 1 7/2025 USD 68,580 2,065
LME Zinc Base Metal 1 7/2025 USD 68,532 (1,588)
LME Zinc Base Metal 1 7/2025 USD 68,601 1,599
LME Zinc Base Metal 1 7/2025 USD 68,644 3,467
LME Zinc Base Metal 1 7/2025 USD 68,574 2,526
LME Zinc Base Metal 1 7/2025 USD 68,562 2,559
LME Zinc Base Metal 1 7/2025 USD 68,717 2,414
LME Zinc Base Metal 1 7/2025 USD 68,623 2,827
MSCI Singapore Index 20 7/2025 SGD 646,874 7,359
NY Harbor ULSD 18 7/2025 USD 1,720,883 (17,995)
OMXS30 Index 8 7/2025 SEK 210,804 2,135
Rapeseed 4 7/2025 EUR 110,138 (3,920)
RBOB Gasoline 8 7/2025 USD 696,226 (25,950)
SGX FTSE China A50 Index 132 7/2025 USD 1,767,216 (11,713)
SGX FTSE Taiwan Index 3 7/2025 USD 218,820 135
WTI Crude Oil 24 7/2025 USD 1,562,640 (2,546)
100 oz Gold 4 8/2025 USD 1,323,080 (12,840)
CBOE Volatility Index 5 8/2025 USD 100,488 (6,109)
Feeder Cattle 1 8/2025 USD 155,337 6,394
Lean Hogs 6 8/2025 USD 258,000 (11,307)
Live Cattle 14 8/2025 USD 1,197,700 20,808
LME Aluminum Base Metal 5 8/2025 USD 324,472 16,659
LME Aluminum Base Metal 1 8/2025 USD 64,916 5,188
LME Aluminum Base Metal 1 8/2025 USD 64,969 3,629
LME Aluminum Base Metal 1 8/2025 USD 64,952 3,149
LME Aluminum Base Metal 1 8/2025 USD 64,889 2,886
LME Aluminum Base Metal 1 8/2025 USD 64,939 3,274
LME Aluminum Base Metal 1 8/2025 USD 64,966 3,713
LME Copper Base Metal 1 8/2025 USD 247,781 11,020
LME Copper Base Metal 1 8/2025 USD 247,684 9,938
LME Copper Base Metal 1 8/2025 USD 247,209 7,994
LME Copper Base Metal 1 8/2025 USD 247,660 10,044
LME Copper Base Metal 1 8/2025 USD 247,168 6,872
LME Lead Base Metal 1 8/2025 USD 50,921 1,268
LME Nickel Base Metal 2 8/2025 USD 181,888 (2,707)
LME Nickel Base Metal 1 8/2025 USD 90,813 (2,610)
LME Nickel Base Metal 1 8/2025 USD 90,929 (3)
LME Nickel Base Metal 1 8/2025 USD 90,741 (3,191)
LME Nickel Base Metal 1 8/2025 USD 90,550 (1,204)
LME Nickel Base Metal 1 8/2025 USD 90,698 (3,655)
LME Nickel Base Metal 1 8/2025 USD 90,840 (2,349)
LME Zinc Base Metal 4 8/2025 USD 274,869 3,834
LME Zinc Base Metal 1 8/2025 USD 68,601 2,898
LME Zinc Base Metal 1 8/2025 USD 68,700 1,123
LME Zinc Base Metal 1 8/2025 USD 68,698 1,163
LME Zinc Base Metal 1 8/2025 USD 68,617 2,965
LME Zinc Base Metal 1 8/2025 USD 68,699 1,064

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 8/2025 USD $ 137,434 $ 2,933
LME Zinc Base Metal 2 8/2025 USD 137,434 2,537
LME Zinc Base Metal 2 8/2025 USD 137,434 (565)
LME Zinc Base Metal 2 8/2025 USD 137,386 2,684
Low Sulphur Gasoil 32 8/2025 USD 2,115,200 98,896
Australia 10 Year Bond 10 9/2025 AUD 754,946 5,781
Australia 3 Year Bond 26 9/2025 AUD 1,844,162 7,017
Canada 10 Year Bond 7 9/2025 CAD 627,597 3,317
CBOE Volatility Index 6 9/2025 USD 124,207 (4,749)
Cocoa 2 9/2025 USD 180,000 (2,414)
Cocoa 6 9/2025 GBP 489,130 (38,200)
Coffee 'C' 5 9/2025 USD 562,687 (86,214)
Crude Oil 2 9/2025 USD 130,210 (232)
Crude Palm Oil 3 9/2025 MYR 71,001 (1,964)
DAX Index 1 9/2025 EUR 708,213 14,014
DJIA CBOT E-Mini Index 2 9/2025 USD 443,890 14,636
Euro STOXX 50 Index 10 9/2025 EUR 627,494 4,061
Euro-BTP 27 9/2025 EUR 3,848,999 12,699
Euro-Bund 7 9/2025 EUR 1,073,831 (5,837)
Euro-Buxl 6 9/2025 EUR 839,501 (14,685)
Euro-OAT 20 9/2025 EUR 2,918,018 (17,220)
FTSE 100 Index 7 9/2025 GBP 844,544 (1,221)
FTSE/JSE Top 40 Index 14 9/2025 ZAR 709,966 7,901
FTSE/MIB Index 5 9/2025 EUR 1,173,592 11,247
KOSPI 200 Index 15 9/2025 KRW 1,156,315 65,066
LME Aluminum Base Metal 1 9/2025 USD 64,863 435
LME Aluminum Base Metal 1 9/2025 USD 64,983 2,105
LME Aluminum Base Metal 1 9/2025 USD 64,942 547
LME Aluminum Base Metal 2 9/2025 USD 129,903 2,661
LME Aluminum Base Metal 2 9/2025 USD 129,972 4,811
LME Aluminum Base Metal 2 9/2025 USD 129,884 1,290
LME Aluminum Base Metal 2 9/2025 USD 129,884 1,571
LME Aluminum Base Metal 12 9/2025 USD 780,018 15,359
LME Copper Base Metal 5 9/2025 USD 1,235,335 34,479
LME Copper Base Metal 1 9/2025 USD 247,178 5,925
LME Copper Base Metal 1 9/2025 USD 246,773 4,245
LME Copper Base Metal 1 9/2025 USD 247,222 6,045
LME Copper Base Metal 1 9/2025 USD 247,198 5,045
LME Copper Base Metal 1 9/2025 USD 247,173 7,270
LME Copper Base Metal 1 9/2025 USD 246,792 4,289
LME Lead Base Metal 1 9/2025 USD 51,032 1,404
LME Lead Base Metal 1 9/2025 USD 51,134 7
LME Lead Base Metal 1 9/2025 USD 51,104 9
LME Nickel Base Metal 1 9/2025 USD 91,175 (1,324)
LME Nickel Base Metal 1 9/2025 USD 91,202 1,853
LME Nickel Base Metal 1 9/2025 USD 91,193 2,151
LME Nickel Base Metal 1 9/2025 USD 91,100 377
LME Nickel Base Metal 1 9/2025 USD 91,015 (2,108)
LME Nickel Base Metal 1 9/2025 USD 90,984 (1,590)
LME Zinc Base Metal 3 9/2025 USD 206,352 10,069
LME Zinc Base Metal 2 9/2025 USD 137,487 282
LME Zinc Base Metal 2 9/2025 USD 137,490 5,635
LME Zinc Base Metal 1 9/2025 USD 68,754 2,027
LME Zinc Base Metal 1 9/2025 USD 68,742 789
LME Zinc Base Metal 1 9/2025 USD 68,775 2,673
LME Zinc Base Metal 1 9/2025 USD 68,770 967
LME Zinc Base Metal 1 9/2025 USD 68,770 2,024

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 15 9/2025 USD $ 1,032,255 $ 18,066
Long Gilt 1 9/2025 GBP 127,794 644
MSCI EAFE Index 3 9/2025 USD 402,255 2,849
MSCI Emerging Markets Index 30 9/2025 USD 1,850,250 41,394
NASDAQ 100 E-Mini Index 2 9/2025 USD 915,730 40,942
Palladium 1 9/2025 USD 110,710 4,317
Russell 2000 E-Mini Index 7 9/2025 USD 767,095 19,081
S&P 500 E-Mini Index 99 9/2025 USD 30,956,063 988,977
S&P Midcap 400 E-Mini Index 2 9/2025 USD 625,100 11,281
S&P/TSX 60 Index 7 9/2025 CAD 1,644,942 21,199
Silver 3 9/2025 USD 542,580 (4,727)
SPI 200 Index 13 9/2025 AUD 1,826,054 1,510
Sugar No. 11 37 9/2025 USD 671,328 (25,635)
U.S. Treasury 10 Year Note 1 9/2025 USD 112,141 313
Wheat 6 9/2025 USD 161,475 (3,969)
White Sugar 2 9/2025 USD 46,510 (21)
CBOE Volatility Index 4 10/2025 USD 84,428 (3,220)
Canola 3 11/2025 CAD 31,270 62
CBOE Volatility Index 4 11/2025 USD 85,200 (743)
3 Month Euro Euribor 20 12/2025 EUR 5,783,440 (2,895)
90-Day Australian Bank Bill 8 12/2025 AUD 5,225,515 3,345
90-Day New Zealand Bill 5 12/2025 NZD 3,024,852 (267)
ECX Emission 2 12/2025 EUR 162,486 (7,306)
Soybean Oil 9 12/2025 USD 284,850 24,754
UK Allowances Carbon Dioxide Emissions 1 12/2025 GBP 63,252 (472)
3 Month CORRA 19 3/2026 CAD 3,405,315 (765)
3 Month Euro Euribor 43 3/2026 EUR 12,437,562 (8,248)
3 Month SARON 12 3/2026 CHF 3,788,140 (5,431)
3 Month SONIA 23 3/2026 GBP 7,608,204 8,802
90-Day Australian Bank Bill 18 3/2026 AUD 11,759,998 7,395
90-Day New Zealand Bill 5 3/2026 NZD 3,025,000 159
3 Month CORRA 12 6/2026 CAD 2,151,276 (44)
3 Month Euro Euribor 46 6/2026 EUR 13,303,267 (8,469)
3 Month SARON 9 6/2026 CHF 2,841,672 (3,110)
3 Month SOFR 1 6/2026 USD 241,500 108
3 Month SONIA 33 6/2026 GBP 10,933,106 22,126
90-Day Australian Bank Bill 51 6/2026 AUD 33,320,810 7,189
90-Day New Zealand Bill 5 6/2026 NZD 3,024,630 366
3 Month CORRA 7 9/2026 CAD 1,254,782 (561)
3 Month Euro Euribor 21 9/2026 EUR 6,070,448 (3,004)
3 Month SARON 11 9/2026 CHF 3,472,462 (4,820)
3 Month SOFR 1 9/2026 USD 242,063 590
3 Month SONIA 34 9/2026 GBP 11,272,579 27,920
90-Day Australian Bank Bill 11 9/2026 AUD 7,186,490 1,390
3 Month CORRA 6 12/2026 CAD 1,075,032 145
3 Month Euro Euribor 26 12/2026 EUR 7,511,198 (1,789)
3 Month SARON 6 12/2026 CHF 1,893,314 (2,559)
3 Month SOFR 4 12/2026 USD 969,400 2,420
3 Month SONIA 23 12/2026 GBP 7,627,147 16,192
3 Month Euro Euribor 26 3/2027 EUR 7,505,456 (1,856)
3 Month SOFR 3 3/2027 USD 727,275 1,468
3 Month SONIA 5 3/2027 GBP 1,657,904 3,677
3 Month Euro Euribor 26 6/2027 EUR 7,499,713 (3,845)
3 Month SOFR 4 6/2027 USD 969,600 1,938
3 Month SONIA 4 6/2027 GBP 1,325,911 2,920
3 Month Euro Euribor 3 9/2027 EUR 864,601 (383)
3 Month SOFR 5 9/2027 USD 1,211,375 2,726

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 5 9/2027 GBP $ 1,656,789 $ 3,236
Total of long contracts 1,737,314
Short Contracts
CBOE Volatility Index (5) 7/2025 USD (93,563) 7,877
EURO STOXX 50 Volatility Index (2) 7/2025 EUR (4,358) 427
LME Aluminum Base Metal (3) 7/2025 USD (194,743) (7,467)
LME Aluminum Base Metal (1) 7/2025 USD (64,856) (3,858)
LME Aluminum Base Metal (1) 7/2025 USD (64,865) (3,942)
LME Aluminum Base Metal (1) 7/2025 USD (64,866) (4,044)
LME Aluminum Base Metal (1) 7/2025 USD (64,945) (5,138)
LME Aluminum Base Metal (1) 7/2025 USD (64,945) (5,290)
LME Aluminum Base Metal (1) 7/2025 USD (64,927) (3,297)
LME Aluminum Base Metal (1) 7/2025 USD (64,940) (5,201)
LME Aluminum Base Metal (1) 7/2025 USD (64,877) (4,415)
LME Copper Base Metal (1) 7/2025 USD (249,381) (25,374)
LME Copper Base Metal (1) 7/2025 USD (249,256) (21,369)
LME Copper Base Metal (1) 7/2025 USD (247,831) (13,833)
LME Copper Base Metal (3) 7/2025 USD (749,136) (103,109)
LME Copper Base Metal (2) 7/2025 USD (500,024) (61,129)
LME Copper Base Metal (2) 7/2025 USD (500,774) (62,742)
LME Lead Base Metal (1) 7/2025 USD (50,719) (1,972)
LME Nickel Base Metal (2) 7/2025 USD (180,519) (2,684)
LME Nickel Base Metal (1) 7/2025 USD (90,345) 3,616
LME Nickel Base Metal (1) 7/2025 USD (90,242) (5,495)
LME Nickel Base Metal (1) 7/2025 USD (90,359) 4,079
LME Nickel Base Metal (1) 7/2025 USD (90,423) 4,200
LME Nickel Base Metal (1) 7/2025 USD (90,434) 3,974
LME Nickel Base Metal (1) 7/2025 USD (90,444) 4,413
LME Nickel Base Metal (1) 7/2025 USD (90,136) 4,833
LME Nickel Base Metal (1) 7/2025 USD (90,118) 6,168
LME Nickel Base Metal (1) 7/2025 USD (90,206) (4,470)
LME Nickel Base Metal (1) 7/2025 USD (90,330) 2,517
LME Zinc Base Metal (2) 7/2025 USD (137,291) (5,756)
LME Zinc Base Metal (2) 7/2025 USD (137,405) (5,097)
LME Zinc Base Metal (1) 7/2025 USD (68,603) (3,427)
LME Zinc Base Metal (1) 7/2025 USD (68,660) (2,081)
LME Zinc Base Metal (1) 7/2025 USD (68,731) (4,377)
LME Zinc Base Metal (1) 7/2025 USD (68,709) (4,315)
LME Zinc Base Metal (1) 7/2025 USD (68,580) (2,081)
LME Zinc Base Metal (1) 7/2025 USD (68,532) 1,349
LME Zinc Base Metal (1) 7/2025 USD (68,601) (1,797)
LME Zinc Base Metal (1) 7/2025 USD (68,644) (3,515)
LME Zinc Base Metal (1) 7/2025 USD (68,574) (2,678)
LME Zinc Base Metal (1) 7/2025 USD (68,562) (2,753)
LME Zinc Base Metal (1) 7/2025 USD (68,717) (2,722)
LME Zinc Base Metal (1) 7/2025 USD (68,623) (2,487)
Natural Gas (11) 7/2025 USD (380,160) 28,031
LME Aluminum Base Metal (5) 8/2025 USD (324,472) (16,547)
LME Aluminum Base Metal (1) 8/2025 USD (64,916) (5,057)
LME Aluminum Base Metal (1) 8/2025 USD (64,969) (3,547)
LME Aluminum Base Metal (1) 8/2025 USD (64,952) (3,121)
LME Aluminum Base Metal (1) 8/2025 USD (64,889) (2,834)
LME Aluminum Base Metal (1) 8/2025 USD (64,939) (3,176)
LME Aluminum Base Metal (1) 8/2025 USD (64,966) (3,660)
LME Copper Base Metal (1) 8/2025 USD (247,781) (12,408)
LME Copper Base Metal (1) 8/2025 USD (247,684) (10,275)
LME Copper Base Metal (1) 8/2025 USD (247,209) (8,311)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 8/2025 USD $ (247,660) $ (10,037)
LME Copper Base Metal (1) 8/2025 USD (247,168) (6,170)
LME Lead Base Metal (1) 8/2025 USD (50,921) (1,324)
LME Nickel Base Metal (2) 8/2025 USD (181,888) 1,894
LME Nickel Base Metal (1) 8/2025 USD (90,813) 2,240
LME Nickel Base Metal (1) 8/2025 USD (90,929) (199)
LME Nickel Base Metal (1) 8/2025 USD (90,741) 3,123
LME Nickel Base Metal (1) 8/2025 USD (90,550) 1,248
LME Nickel Base Metal (1) 8/2025 USD (90,698) 3,829
LME Nickel Base Metal (1) 8/2025 USD (90,840) 1,947
LME Zinc Base Metal (4) 8/2025 USD (274,869) (3,842)
LME Zinc Base Metal (1) 8/2025 USD (68,601) (2,773)
LME Zinc Base Metal (1) 8/2025 USD (68,700) (1,259)
LME Zinc Base Metal (1) 8/2025 USD (68,698) (1,051)
LME Zinc Base Metal (1) 8/2025 USD (68,617) (2,958)
LME Zinc Base Metal (1) 8/2025 USD (68,699) (876)
LME Zinc Base Metal (2) 8/2025 USD (137,434) (2,640)
LME Zinc Base Metal (2) 8/2025 USD (137,434) (2,590)
LME Zinc Base Metal (2) 8/2025 USD (137,434) 623
LME Zinc Base Metal (2) 8/2025 USD (137,386) (2,973)
SGX Iron Ore (18) 8/2025 USD (169,236) (2,297)
Copper (10) 9/2025 USD (1,270,625) (43,206)
Corn (12) 9/2025 USD (245,550) 6,311
Euro-Schatz (47) 9/2025 EUR (5,937,475) 532
Japan 10 Year Bond (1) 9/2025 JPY (965,730) (3,804)
KC HRW Wheat (19) 9/2025 USD (500,412) 14,703
LME Aluminum Base Metal (1) 9/2025 USD (64,863) (540)
LME Aluminum Base Metal (1) 9/2025 USD (64,983) (2,260)
LME Aluminum Base Metal (1) 9/2025 USD (64,942) (695)
LME Aluminum Base Metal (2) 9/2025 USD (129,903) (2,758)
LME Aluminum Base Metal (2) 9/2025 USD (129,972) (5,002)
LME Aluminum Base Metal (2) 9/2025 USD (129,885) (890)
LME Aluminum Base Metal (2) 9/2025 USD (129,885) (1,690)
LME Aluminum Base Metal (18) 9/2025 USD (1,170,027) (57,074)
LME Copper Base Metal (6) 9/2025 USD (1,482,402) (32,860)
LME Copper Base Metal (1) 9/2025 USD (247,178) (5,340)
LME Copper Base Metal (1) 9/2025 USD (246,773) (4,171)
LME Copper Base Metal (1) 9/2025 USD (247,222) (6,253)
LME Copper Base Metal (1) 9/2025 USD (247,198) (4,756)
LME Copper Base Metal (1) 9/2025 USD (247,173) (7,480)
LME Copper Base Metal (1) 9/2025 USD (246,792) (4,613)
LME Lead Base Metal (1) 9/2025 USD (51,032) (1,347)
LME Lead Base Metal (1) 9/2025 USD (51,104) (19)
LME Lead Base Metal (4) 9/2025 USD (204,537) (5,876)
LME Nickel Base Metal (1) 9/2025 USD (91,202) (1,581)
LME Nickel Base Metal (1) 9/2025 USD (91,193) (2,207)
LME Nickel Base Metal (1) 9/2025 USD (91,100) (293)
LME Nickel Base Metal (1) 9/2025 USD (91,015) 1,917
LME Nickel Base Metal (1) 9/2025 USD (90,984) 1,323
LME Nickel Base Metal (7) 9/2025 USD (638,225) 370
LME Zinc Base Metal (3) 9/2025 USD (206,352) (10,241)
LME Zinc Base Metal (2) 9/2025 USD (137,487) (110)
LME Zinc Base Metal (2) 9/2025 USD (137,490) (5,500)
LME Zinc Base Metal (1) 9/2025 USD (68,754) (2,024)
LME Zinc Base Metal (1) 9/2025 USD (68,742) (672)
LME Zinc Base Metal (1) 9/2025 USD (68,776) (2,586)
LME Zinc Base Metal (1) 9/2025 USD (68,770) (1,251)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 9/2025 USD $ (68,770) $ (2,121)
LME Zinc Base Metal (14) 9/2025 USD (963,438) (30,211)
Milling Wheat No. 2 (19) 9/2025 EUR (218,215) 10,576
Nikkei 225 Index (4) 9/2025 JPY (1,125,239) (62,188)
Red Wheat (1) 9/2025 USD (31,037) 106
TOPIX Index (4) 9/2025 JPY (793,167) (19,364)
U.S. Treasury 2 Year Note (21) 9/2025 USD (4,368,820) (17,523)
U.S. Treasury 5 Year Note (16) 9/2025 USD (1,744,375) (12,878)
U.S. Treasury Long Bond (4) 9/2025 USD (461,500) (11,064)
U.S. Treasury Ultra Bond (2) 9/2025 USD (237,938) (4,106)
Platinum (8) 10/2025 USD (537,200) (21,811)
Soybean (56) 11/2025 USD (2,875,600) 11,963
Cotton No. 2 (19) 12/2025 USD (647,235) (2,199)
Soybean Meal (44) 12/2025 USD (1,272,920) 63,119
3 Month SOFR (3) 3/2026 USD (722,513) (1,437)
3 Month SOFR (1) 12/2027 USD (242,125) (543)
3 Month SONIA (9) 12/2027 GBP (2,981,138) (5,835)
Total of short contracts (708,911)
Net unrealized appreciation $ 1,028,403
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,228,000 USD 1,441,800 CITI 9/17/2025 $ 26,944
AUD 2,228,000 USD 1,441,797 JPMC 9/17/2025 26,948
BRL 1,296,875 USD 228,607 CITI
**
9/17/2025 5,455
BRL 1,296,875 USD 228,607 JPMC
**
9/17/2025 5,456
CAD 1,421,001 USD 1,040,799 CITI 9/17/2025 6,837
CAD 1,420,999 USD 1,040,796 JPMC 9/17/2025 6,839
CHF 470,000 USD 587,473 CITI 9/17/2025 10,738
CHF 470,000 USD 587,472 JPMC 9/17/2025 10,739
CLP 263,999,998 USD 281,048 CITI
**
9/17/2025 2,280
CLP 263,999,998 USD 281,047 JPMC
**
9/17/2025 2,281
CNY 4,985,000 USD 698,861 CITI
**
9/17/2025 1,938
CNY 4,985,000 USD 698,860 JPMC
**
9/17/2025 1,939
COP 1,400,000,000 USD 334,997 CITI
**
9/17/2025 3,986
COP 1,400,000,000 USD 334,996 JPMC
**
9/17/2025 3,988
CZK 38,375,000 USD 1,768,459 CITI 9/17/2025 64,190
CZK 38,375,000 USD 1,768,454 JPMC 9/17/2025 64,195
DKK 694,000 USD 106,396 CITI 9/17/2025 3,822
DKK 694,000 USD 106,395 JPMC 9/17/2025 3,823
EUR 3,257,500 USD 3,780,242 CITI 9/17/2025 76,952
EUR 3,257,500 USD 3,780,234 JPMC 9/17/2025 76,960
GBP 450,998 USD 610,990 CITI 9/17/2025 8,384
GBP 451,002 USD 610,994 JPMC 9/17/2025 8,386
HUF 420,000,000 USD 1,179,086 CITI 9/17/2025 53,785
HUF 420,000,000 USD 1,179,082 JPMC 9/17/2025 53,789
IDR 3,500,000,000 USD 214,539 CITI
**
9/17/2025 1,576
IDR 3,500,000,000 USD 214,538 JPMC
**
9/17/2025 1,576
ILS 649,500 USD 181,522 CITI 9/17/2025 11,500
ILS 649,500 USD 181,521 JPMC 9/17/2025 11,501
INR 5,000,000 USD 57,990 CITI
**
9/17/2025 136

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 5,000,000 USD 57,989 JPMC
**
9/17/2025 $ 136
JPY 284,978,437 USD 1,983,880 CITI 9/17/2025 12,628
JPY 284,978,437 USD 1,983,873 JPMC 9/17/2025 12,635
KRW 450,000,000 USD 332,152 CITI
**
9/17/2025 2,052
KRW 450,000,000 USD 332,151 JPMC
**
9/17/2025 2,053
NOK 12,471,751 USD 1,228,863 CITI 9/17/2025 9,084
NOK 12,471,751 USD 1,228,858 JPMC 9/17/2025 9,088
NZD 4,225,000 USD 2,543,220 CITI 9/17/2025 38,924
NZD 4,225,000 USD 2,543,212 JPMC 9/17/2025 38,932
PEN 1,164,000 USD 320,156 CITI
**
9/17/2025 7,705
PEN 1,164,000 USD 320,245 JPMC
**
9/17/2025 7,616
PLN 66,839 USD 17,765 CITI 9/17/2025 744
PLN 66,839 USD 17,765 JPMC 9/17/2025 745
SEK 8,901,250 USD 935,826 CITI 9/17/2025 9,885
SEK 8,901,250 USD 935,821 JPMC 9/17/2025 9,890
SGD 663,496 USD 521,080 CITI 9/17/2025 3,730
SGD 663,492 USD 521,075 JPMC 9/17/2025 3,732
TWD 21,698,740 USD 746,212 CITI
**
9/17/2025 13,369
TWD 21,698,740 USD 746,212 JPMC
**
9/17/2025 13,369
USD 165,031 HKD 1,283,000 CITI 9/17/2025 492
USD 165,031 HKD 1,283,000 JPMC 9/17/2025 492
USD 426,955 INR 36,674,749 CITI
**
9/17/2025 607
USD 426,961 INR 36,674,749 JPMC
**
9/17/2025 613
USD 1,004,360 JPY 142,500,000 CITI 9/17/2025 6,030
USD 1,004,362 JPY 142,500,000 JPMC 9/17/2025 6,032
USD 99,553 NOK 1,000,000 CITI 9/17/2025 293
USD 99,553 NOK 1,000,000 JPMC 9/17/2025 293
USD 179,053 PHP 10,000,000 CITI
**
9/17/2025 1,785
USD 179,053 PHP 10,000,000 JPMC
**
9/17/2025 1,785
USD 159,382 SEK 1,500,000 CITI 9/17/2025 15
USD 159,382 SEK 1,500,000 JPMC 9/17/2025 15
USD 60,557 THB 1,955,812 CITI 9/17/2025 36
USD 60,557 THB 1,955,813 JPMC 9/17/2025 36
ZAR 62,062,500 USD 3,434,974 CITI 9/17/2025 50,622
ZAR 62,062,500 USD 3,434,959 JPMC 9/17/2025 50,637
Total unrealized appreciation 873,043
CAD 164,500 USD 121,611 CITI 9/17/2025 (333)
CAD 164,500 USD 121,611 JPMC 9/17/2025 (333)
CLP 29,333,334 USD 31,546 CITI
**
9/17/2025 (65)
CLP 29,333,334 USD 31,546 JPMC
**
9/17/2025 (65)
COP 100,000,000 USD 24,369 CITI
**
9/17/2025 (156)
COP 100,000,000 USD 24,369 JPMC
**
9/17/2025 (156)
INR 15,000,000 USD 174,674 CITI
**
9/17/2025 (297)
INR 15,000,000 USD 174,674 JPMC
**
9/17/2025 (297)
JPY 509,935,313 USD 3,591,225 CITI 9/17/2025 (18,709)
JPY 509,935,313 USD 3,591,211 JPMC 9/17/2025 (18,695)
KRW 100,000,000 USD 74,286 CITI
**
9/17/2025 (19)
KRW 100,000,000 USD 74,286 JPMC
**
9/17/2025 (19)
NOK 500,000 USD 50,309 CITI 9/17/2025 (680)
NOK 500,000 USD 50,309 JPMC 9/17/2025 (679)
PHP 35,000,000 USD 629,030 CITI
**
9/17/2025 (8,592)
PHP 35,000,000 USD 629,027 JPMC
**
9/17/2025 (8,589)
TWD 4,000,000 USD 141,657 CITI
**
9/17/2025 (1,635)
TWD 4,000,000 USD 141,657 JPMC
**
9/17/2025 (1,635)
USD 4,628,889 AUD 7,153,000 CITI 9/17/2025 (86,520)
USD 4,628,904 AUD 7,153,000 JPMC 9/17/2025 (86,505)
USD 2,339,886 CAD 3,192,063 CITI 9/17/2025 (13,468)
USD 2,339,892 CAD 3,192,061 JPMC 9/17/2025 (13,461)

Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,019,823 CHF 828,500 CITI 9/17/2025 $ (34,684)
USD 1,019,826 CHF 828,500 JPMC 9/17/2025 (34,680)
USD 1,975,103 CNY 14,084,000 CITI
**
9/17/2025 (4,848)
USD 1,975,109 CNY 14,084,000 JPMC
**
9/17/2025 (4,842)
USD 47,562 CZK 1,000,000 CITI 9/17/2025 (194)
USD 47,562 CZK 1,000,000 JPMC 9/17/2025 (194)
USD 3,479,729 EUR 3,028,500 CITI 9/17/2025 (106,307)
USD 3,479,741 EUR 3,028,500 JPMC 9/17/2025 (106,295)
USD 1,118,211 GBP 822,998 CITI 9/17/2025 (12,047)
USD 1,118,220 GBP 823,002 JPMC 9/17/2025 (12,043)
USD 152,825 IDR 2,500,000,000 CITI
**
9/17/2025 (1,542)
USD 152,826 IDR 2,500,000,000 JPMC
**
9/17/2025 (1,542)
USD 1,273,718 INR 110,024,247 CITI
**
9/17/2025 (5,325)
USD 1,273,720 INR 110,024,247 JPMC
**
9/17/2025 (5,323)
USD 843,364 JPY 122,500,000 CITI 9/17/2025 (14,849)
USD 843,366 JPY 122,500,000 JPMC 9/17/2025 (14,847)
USD 294,010 KRW 400,000,000 CITI
**
9/17/2025 (3,061)
USD 294,011 KRW 400,000,000 JPMC
**
9/17/2025 (3,060)
USD 178,996 MXN 3,500,000 CITI 9/17/2025 (5,981)
USD 178,997 MXN 3,500,000 JPMC 9/17/2025 (5,980)
USD 544,435 NOK 5,500,000 CITI 9/17/2025 (1,496)
USD 544,436 NOK 5,500,000 JPMC 9/17/2025 (1,495)
USD 690,107 NZD 1,138,500 CITI 9/17/2025 (5,697)
USD 690,108 NZD 1,138,500 JPMC 9/17/2025 (5,695)
USD 615,617 PHP 35,000,000 CITI
**
9/17/2025 (4,820)
USD 615,619 PHP 35,000,000 JPMC
**
9/17/2025 (4,819)
USD 718,177 PLN 2,698,000 CITI 9/17/2025 (28,974)
USD 718,179 PLN 2,698,000 JPMC 9/17/2025 (28,971)
USD 1,257,974 SEK 12,000,000 CITI 9/17/2025 (16,963)
USD 1,257,976 SEK 12,000,000 JPMC 9/17/2025 (16,960)
USD 1,047,742 SGD 1,338,002 CITI 9/17/2025 (10,587)
USD 1,047,741 SGD 1,337,998 JPMC 9/17/2025 (10,585)
USD 574,198 THB 18,660,856 CITI 9/17/2025 (3,247)
USD 574,200 THB 18,660,855 JPMC 9/17/2025 (3,246)
USD 119,529 TWD 3,500,000 CITI
**
9/17/2025 (2,991)
USD 119,530 TWD 3,500,000 JPMC
**
9/17/2025 (2,990)
USD 1,554,963 ZAR 28,000,000 CITI 9/17/2025 (17,592)
USD 1,554,966 ZAR 28,000,000 JPMC 9/17/2025 (17,589)
Total unrealized depreciation (823,269)
Net unrealized appreciation $ 49,774
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)
Total return basket swap contracts outstanding as of June 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
07/27/2026
$410 $(8) $6 $(2)
Collateral pledged to (received from) each counterparty at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 697,838 $ 697,838
CITI
Investment Companies 326,061 – 326,061
GSCO
Cash – 3,004,868 3,004,868
GSIN
Cash 1,037,087 – 1,037,087
JPMC
Cash 241,872 – 241,872
JPMS
Cash – 957,677 957,677
MSCL
Cash – 436,041 436,041
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 833,389 $ 833,389
MSCL
Cash – 785,709 785,709

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
i
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.12%
Australian Bank-Bill Reference Rate (“BBR”): 3.61%
Australian Overnight Indexed Swap Rate (“AOISR”): 3.84%
Brazilian Interbank Certificate of Deposit (“CDI”): 14.90%
Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
Euro Short-Term Rate (“ESTR”): 1.92%
Federal Funds Floating Rate: 4.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.73%
Hong Kong Overnight Index Average (“HONIX”): 0.01%
Johannesburg Interbank Agreed Rate (“JIBAR”): 7.15%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 8.30%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 8.14%
Overnight Bank Funding Rate (“OBFR”): 4.33%
Singapore Overnight Rate Average (“SORA”): 1.56%
South African Overnight Index (“ZARONIA”): 7.12%
Sterling Overnight Index Average (“SONIA”): 4.22%
Swiss Average Rate Overnight (“SARON”): -0.03%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
Tokyo Overnight Average Rate (“TONAR”): 0.48%
Warsaw Interbank Offered Rate (“WIBOR”): 5.25%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 562,864,766 $ 17,913,653 $ 1,877,052,027 $ 72,079,955
Investments in securities of affiliated issuers, at cost ............. — — 550,244,330 3,342,416,246
Investments in securities of unaffiliated issuers, at value .......... $ 720,472,803 $ 18,126,074 $ 1,982,073,682 $ 72,083,145
Investments in securities of affiliated issuers, at value ............ — — 550,373,997 3,563,924,784
Cash ................................................. 22,481 4 271,328 —
Cash denominated in foreign currencies
‡
...................... 128,781 1,291 6,136,777 —
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 4,322,774 108,072 344,397 —
Unrealized appreciation on OTC swaps ....................... 250,945 — 8,662,227 —
Deposits for securities sold short ............................ — 1,269,509 17,162,368 —
Due from brokers ....................................... 1,349,031 1,027 22,375,397 —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $ 905,772 , $ 13,527 , $ (270,623) and $ — , respectively ) ........................................... 3,955,894 136,755 261,726 —
Deposits with brokers for futures contracts ..................... 32,017,341 1,727,895 1,652,100 —
Variation margin on centrally cleared swaps .................... — 8,593 — —
Variation margin on futures contracts ......................... 2,580,277 59,399 — —
Receivables:
Securities sold ....................................... 14,122 — 19,787,801 18,720,265
Foreign tax reclaims ................................... 484,953 115 35,645 —
Dividends and interest .................................. 1,221,397 21,063 6,612,937 248,752
Capital shares sold .................................... 564,954 — 6,069,519 15,272,241
Due from Investment Adviser ............................. — 14,492 — —
Prepaid expenses .......................................
33,731 — 70,384 314,055
Total Assets 767,419,484 21,474,289 2,621,890,285 3,670,563,242
LIABILITIES:
Securities sold short, at value (proceeds   $ 504,167,899 , $ 7,665,786 ,
$ 584,788,993 and $ – , respectively ) .......................... 445,273,908 7,836,480 635,445,477 —
Due to brokers ......................................... 53,230 — 4,064,797 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 7,412,354 89,966 582,937 —
Unrealized depreciation on OTC swaps ....................... 293,112 2,279 4,535,814 —
Variation margin on centrally cleared swaps .................... 121,604 — 14,337 —
Variation margin on futures contracts ......................... 493,767 21,150 138,877 —
Payables: – – – –
Securities purchased ................................... 12,350 — 95,024,398 31,086,451
Accrued investment advisory fees ......................... 292,985 — 1,570,435 —
Accrued distribution fees—Class N ........................ 3,183 45 10,642 45,121
Capital shares redeemed ............................... 94,266 — 837,691 2,158,118
Dividends and interest payable on securities sold short ......... 729,728 6,385 1,296,061 —
Other accrued expenses and liabilities ........................
157,625 19,481 492,470 538,666
Total Liabilities 454,938,112 7,975,786 744,013,936 33,828,356
Commitments and contingent liabilities
^
Net Assets $ 312,481,372 $ 13,498,503 $ 1,877,876,349 $ 3,636,734,886
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 283,798,213 $ 13,000,000 $ 1,906,007,855 $ 3,435,316,921
Total distributable earnings (loss) ...........................
28,683,159 498,503 (28,131,506) 201,417,965
Net Assets $ 312,481,372 $ 13,498,503 $ 1,877,876,349 $ 3,636,734,886

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
NET ASSETS:
Class I ............................................... $ 153,921,011 $ 519,158 $ 1,055,436,909 $ 2,796,759,834
Class N ............................................... 16,393,674 519,112 52,112,120 224,119,609
Class R6 .............................................. 142,166,687 12,460,233 770,327,320 615,855,443
SHARES OUTSTANDING: – – – –
Class I ............................................... 12,447,323 50,000 83,283,928 209,880,964
Class N ............................................... 1,337,398 50,000 4,119,344 16,899,598
Class R6 .............................................. 11,442,375 1,200,000 60,785,920 46,122,225
NET ASSET VALUE: – – – –
Class I ............................................... $ 12.37 $ 10.38 $ 12.67 $ 13.33
Class N ............................................... $ 12.26 $ 10.38 $ 12.65 $ 13.26
Class R6 .............................................. $ 12.42 $ 10.38 $ 12.67 $ 13.35
‡
Cash denominated in foreign currencies, at cost ............... $ 121,915 $ 1,283 $ 6,098,902 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 4,981,067,777 $ 11,392,721,969 $ 19,608,913 $ 460,067,960
Investments in securities of affiliated issuers, at cost ............. 791,747,104 1,893,692,752 — —
Investments in securities of unaffiliated issuers, at value .......... $ 5,539,268,618 $ 12,673,873,735 $ 19,890,096 $ 459,153,165
Investments in securities of affiliated issuers, at value ............ 791,857,791 1,893,945,405 — —
Cash ................................................. 29,902,695 — — 133,875
Cash denominated in foreign currencies
‡
...................... — 7,791,288 179 3,053,570
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 564,893 14,553,356 470 17,873,345
Unrealized appreciation on OTC swaps ....................... — 1,127,918 — 762,949
Deposits for securities sold short ............................ 227,969,333 491,206,614 1,080,596 —
Due from brokers ....................................... — 3,614,331 — 867,087
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ — , $ — , $ — and $ (3,635,623) , respectively ) ... — — — 21,546,545
Deposits with brokers for futures contracts ..................... — 136,674,949 426,214 42,081,617
Variation margin on centrally cleared swaps .................... — — — 123,045
Variation margin on futures contracts ......................... — 8,033,067 30,316 578,504
Receivables:
Securities sold ....................................... 866,430,888 154,877 — 19,316
Foreign tax reclaims ................................... 1,208,862 4,524,166 164 12,057
Dividends and interest .................................. 8,756,951 17,775,229 9,630 1,189,204
Capital shares sold .................................... 12,812,632 16,687,104 — 1,620,678
Due from Investment Adviser ............................. — — 6,176 —
Prepaid expenses .......................................
102,936 292,660 — 39,578
Total Assets 7,478,875,599 15,270,254,699 21,443,841 549,054,535
LIABILITIES:
Securities sold short, at value (proceeds   $ 4,363,197,824 ,
$ 10,016,596,517 , $ 15,035,879 and $ – , respectively ) ............. 4,290,853,673 9,864,685,577 15,319,042 —
Reverse repurchase agreements, at value (proceeds   $ – , $ – , $ – and
$ 42,164,979 , respectively ) ................................ — — — 42,164,979
Due to custodian ........................................ — 374,387 — —
Foreign currency due to custodian, at value .................... 6,086,111 — — —
Due to brokers ......................................... — 2,601,445 — 523,553
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 3,333,134 8,923,678 9,043 20,198,072
Unrealized depreciation on OTC swaps ....................... 73 1,878,431 — 562,772
Variation margin on futures contracts ......................... — — — 1,774,519
Payables: – – – –
Securities purchased ................................... 1,012,968,109 146,866,125 — 10,335,026
Accrued investment advisory fees ......................... 1,971,426 4,494,549 — 373,768
Accrued distribution fees—Class N ........................ 30,901 91,926 21 359
Capital shares redeemed ............................... 5,830,612 26,846,522 — 132,173
Dividends and interest payable on securities sold short and/or reverse repurchase agreements .......................... 6,976,976 17,009,872 12,784 101,789
Other accrued expenses and liabilities ........................
417,551 1,280,362 8,226 185,045
Total Liabilities 5,328,468,566 10,075,052,874 15,349,116 76,352,055
Commitments and contingent liabilities
^
Net Assets $ 2,150,407,033 $ 5,195,201,825 $ 6,094,725 $ 472,702,480
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 1,909,661,314 $ 4,378,367,034 $ 6,000,000 $ 478,355,280
Total distributable earnings (loss) ...........................
240,745,719 816,834,791 94,725 (5,652,800)
Net Assets $ 2,150,407,033 $ 5,195,201,825 $ 6,094,725 $ 472,702,480

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
NET ASSETS:
Class I ............................................... $ 1,264,906,103 $ 4,696,405,327 $ 507,889 $ 31,751,724
Class N ............................................... 149,123,387 434,382,619 507,868 2,395,436
Class R6 .............................................. 736,377,543 64,413,879 5,078,968 438,555,320
SHARES OUTSTANDING: – – – –
Class I ............................................... 110,448,236 249,126,710 50,000 3,208,360
Class N ............................................... 13,327,492 23,707,598 50,000 245,439
Class R6 .............................................. 63,889,234 3,382,415 500,000 44,193,432
NET ASSET VALUE: – – – –
Class I ............................................... $ 11.45 $ 18.85 $ 10.16 $ 9.90
Class N ............................................... $ 11.19 $ 18.32 $ 10.16 $ 9.76
Class R6 .............................................. $ 11.53 $ 19.04 $ 10.16 $ 9.92
‡
Cash denominated in foreign currencies, at cost ............... $ — $ 7,813,010 $ 179 $ 3,046,994
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 2,931,691,264 $ 1,109,554,582 $ 34,995,831 $ 29,306,475
Investments in securities of unaffiliated issuers, at value .......... $ 3,216,453,745 $ 1,224,958,655 $ 35,430,030 $ 29,787,432
Cash ................................................. 431,447 1,231 2,890,002 3,334,145
Cash denominated in foreign currencies
‡
...................... 2,286,510 — 280 312
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 28,739,592 14,599,536 81,638 59,590
Unrealized appreciation on OTC swaps ....................... 1,640,614 818,036 6,045 5,787
Deposits for securities sold short ............................ 199,952,201 112,915,154 1,676,860 1,853,499
Due from brokers ....................................... 268,841 506,753 109,948 109,948
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $ (3,079,096) , $ (2,127,005) , $ 56,645 and
$ 63,890 , respectively ) .................................... 52,791,330 26,004,740 148,872 172,489
Deposits with brokers for futures contracts ..................... 135,075,512 66,474,713 1,886,505 1,322,728
Variation margin on centrally cleared swaps .................... 1,454,466 716,790 4,433 7,712
Variation margin on futures contracts ......................... 2,441,981 1,370,452 37,563 2,284
Receivables:
Securities sold ....................................... 211,891 93,257 — —
Foreign tax reclaims ................................... 687,253 255,548 255 283
Dividends and interest .................................. 3,866,958 1,421,918 20,269 15,675
Capital shares sold .................................... 1,765,075 6,188,563 — —
Due from Investment Adviser ............................. — — 2,275 2,072
Prepaid expenses .......................................
82,676 38,039 — —
Total Assets 3,648,150,092 1,456,363,385 42,294,975 36,673,956
LIABILITIES:
Securities sold short, at value (proceeds   $ 1,744,682,659 ,
$ 822,736,812 , $ 23,261,923 and $ 25,787,584 , respectively ) ........ 1,644,249,780 795,393,785 23,700,849 26,272,708
Foreign currency due to custodian, at value .................... — 174,100 — —
Due to brokers ......................................... 1,556,960 806,024 — —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 27,261,717 13,433,245 102,865 78,662
Unrealized depreciation on OTC swaps ....................... 1,086,375 562,255 1,757 1,850
Variation margin on futures contracts ......................... 214,106 232,849 189,580 160,793
Payables: – – – –
Securities purchased ................................... 58,153,748 99,779 3 —
Accrued investment advisory fees ......................... 1,655,955 728,623 — —
Accrued distribution fees—Class N ........................ 13,186 2,338 21 21
Capital shares redeemed ............................... 6,789,529 65,313 — —
Dividends and interest payable on securities sold short ......... 2,896,567 1,507,994 19,603 21,826
Other accrued expenses and liabilities ........................
668,940 221,338 8,108 8,036
Total Liabilities 1,744,546,863 813,227,643 24,022,786 26,543,896
Commitments and contingent liabilities
^
Net Assets $ 1,903,603,229 $ 643,135,742 $ 18,272,189 $ 10,130,060
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 2,829,009,335 $ 727,613,342 $ 18,000,000 $ 10,000,000
Total distributable earnings (loss) ...........................
(925,406,106) (84,477,600) 272,189 130,060
Net Assets $ 1,903,603,229 $ 643,135,742 $ 18,272,189 $ 10,130,060

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
NET ASSETS:
Class I ............................................... $ 1,683,111,174 $ 167,955,452 $ 507,554 $ 506,497
Class N ............................................... 63,035,557 12,068,393 507,533 506,476
Class R6 .............................................. 157,456,498 463,111,897 17,257,102 9,117,087
SHARES OUTSTANDING: – – – –
Class I ............................................... 191,004,296 19,146,797 50,000 50,000
Class N ............................................... 7,232,256 1,367,787 50,000 50,000
Class R6 .............................................. 17,825,576 52,587,806 1,700,000 900,000
NET ASSET VALUE: – – – –
Class I ............................................... $ 8.81 $ 8.77 $ 10.15 $ 10.13
Class N ............................................... $ 8.72 $ 8.82 $ 10.15 $ 10.13
Class R6 .............................................. $ 8.83 $ 8.81 $ 10.15 $ 10.13
‡
Cash denominated in foreign currencies, at cost ............... $ 2,264,275 $ — $ 280 $ 312
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 1,232,746,829 $ 360,386,610 $ 2,932,257,047 $ 84,253,318
Investments in securities of affiliated issuers, at cost ............. — 406,833,974 486,526,859 —
Investments in securities of unaffiliated issuers, at value .......... $ 1,401,577,693 $ 360,310,501 $ 3,503,675,936 $ 93,132,595
Investments in securities of affiliated issuers, at value ............ — 406,945,571 486,613,234 —
Cash ................................................. 327,754 — — 319,381
Cash denominated in foreign currencies
‡
...................... 7,591,201 — 10,987,815 —
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 10,792,406 — 19,386,674 873,043
Unrealized appreciation on OTC swaps ....................... 1,322,397 — 5,390,601 47,344
Deposits for securities sold short ............................ — — — 5,797,769
Due from brokers ....................................... 38,082 — 2,654,625 1,298,347
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $ — , $ — , $ 7,320,160 and $ (164,069) , respectively ) ........................................... — — 29,391,657 1,559,714
Deposits with brokers for futures contracts ..................... 67,618,394 56,601,552 160,770,765 6,217,493
Variation margin on centrally cleared swaps .................... — — — 43,669
Variation margin on futures contracts ......................... 2,281,597 — 11,404,010 235,445
Receivables:
Securities sold ....................................... 26,645 — 174,222 54,642
Foreign tax reclaims ................................... 394,864 — 1,277,457 28,937
Dividends and interest .................................. 2,583,534 1,330,698 5,775,420 205,315
Capital shares sold .................................... 4,242,369 1,301,791 7,438,285 1,424,430
Prepaid expenses .......................................
32,626 97,641 88,297 45,017
Total Assets 1,498,829,562 826,587,754 4,245,028,998 111,283,141
LIABILITIES:
Securities sold short, at value (proceeds   $ 181,660,019 , $ – ,
$ 2,859,620,053 and $ 52,722,331 , respectively ) ................. 167,347,157 — 2,705,138,494 49,148,501
Due to custodian ........................................ — — 2,239 —
Foreign currency due to custodian, at value .................... — — — 99,849
Due to brokers ......................................... 1,409,896 114 2,286,823 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 21,681,874 — 42,934,825 823,269
Unrealized depreciation on OTC swaps ....................... — — 2,419,249 31,056
Deposits from brokers for futures contracts .................... — — — 59
Variation margin on centrally cleared swaps .................... — — 899,597 —
Variation margin on futures contracts ......................... 852,182 4,684,546 4,293,339 30,215
Payables: – – – –
Securities purchased ................................... 1,511,129 23,963,656 956,196 —
Accrued investment advisory fees ......................... 649,936 488,391 1,557,800 21,539
Accrued distribution fees—Class N ........................ 3,683 11,691 12,801 6,051
Capital shares redeemed ............................... 18,656,157 629,981 1,748,542 409,839
Dividends and interest payable on securities sold short ......... 240,510 — 4,724,651 90,903
Other accrued expenses and liabilities ........................
181,227 268,845 391,773 124,719
Total Liabilities 212,533,751 30,047,224 2,767,366,329 50,786,000
Commitments and contingent liabilities
^
Net Assets $ 1,286,295,811 $ 796,540,530 $ 1,477,662,669 $ 60,497,141
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 1,171,026,208 $ 767,828,939 $ 1,632,599,862 $ 55,268,849
Total distributable earnings (loss) ...........................
115,269,603 28,711,591 (154,937,193) 5,228,292
Net Assets $ 1,286,295,811 $ 796,540,530 $ 1,477,662,669 $ 60,497,141

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
NET ASSETS:
Class I ............................................... $ 173,636,628 $ 665,065,684 $ 712,844,458 $ 30,511,783
Class N ............................................... 18,419,762 57,251,820 61,905,332 29,961,547
Class R6 .............................................. 1,094,239,421 74,223,026 702,912,879 23,811
SHARES OUTSTANDING: – – – –
Class I ............................................... 15,254,665 72,633,337 84,353,877 2,175,866
Class N ............................................... 1,625,912 6,395,705 7,429,547 2,143,026
Class R6 .............................................. 96,201,026 8,053,824 82,628,225 1,692
NET ASSET VALUE: – – – –
Class I ............................................... $ 11.38 $ 9.16 $ 8.45 $ 14.02
Class N ............................................... $ 11.33 $ 8.95 $ 8.33 $ 13.98
Class R6 .............................................. $ 11.37 $ 9.22 $ 8.51 $ 14.07
‡
Cash denominated in foreign currencies, at cost ............... $ 7,578,648 $ — $ 10,929,255 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2025 (Unaudited)
AQR ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX FUSION
FUND
*
AQR DIVERSIFIED
ARBITRAGE FUND
AQR DIVERSIFYING
STRATEGIES FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE PERIOD
06/18/25
**
-06/30/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 10,597,890 $ 20,956 $ 4,358,830 $ 1,140,501
Affiliated issuers ................................ — — 11,832,629 —
Interest income ................................... 643,086 — 24,509,138 —
Income on securities sold short, net .................... — 815 — —
Total Income 11,240,976 21,771 40,700,597 1,140,501
EXPENSES:
Investment advisory fees ............................ 1,613,576 4,449 9,348,903 —
Custody fees ..................................... 12,788 88 61,597 24,910
Administration & accounting fees ...................... 49,412 154 347,456 116,842
Legal fees ....................................... 8,381 319 52,516 31,370
Audit & tax fees ................................... 70,883 8,436 78,242 20,682
Shareholder reporting fees .......................... 15,436 730 82,842 71,313
Transfer agent fees ................................ 73,797 998 603,109 1,122,611
Trustee fees ..................................... 10,555 264 68,957 52,652
Offering costs .................................... — 5,143 — —
Distribution fees—Class N ........................... 23,531 45 59,770 230,304
Dividends on securities sold short ..................... 4,957,812 5,772 4,223,674 —
Fees on securities sold short, net ..................... 1,079,765 — 1,446,532 —
Interest expense .................................. 34,564 26 108,044 —
Recoupment of reimbursement ....................... — — 147,361 37,177
Registration fees .................................. 28,784 2,368 36,419 143,703
Other expenses .................................. 26,053 944 58,022 21,596
Total Expenses 8,005,337 29,736 16,723,444 1,873,160
Less expense reimbursements ....................... (95,175) (18,941) — —
Net Expenses 7,910,162 10,795 16,723,444 1,873,160
Net Investment Income (Loss) 3,330,814 10,976 23,977,153 (732,659)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 3,901,810 264 26,888,963 1,727
Transactions in investment securities of affiliated issuers .. — — 15,234 (688,664)
Settlement of foreign currency and foreign currency
transactions ................................. (691,951) (28) 42,014 —
Settlement of forward foreign currency exchange contracts (2,545,724) — 146,270 —
Expiration or closing of futures contracts .............. 1,371,250 18,502 (1,551,042) —
Closed short positions in securities .................. (19,787,503) — (5,177,770) —
Expiration or closing of swap contracts ............... (419,322) (3,511) 8,705,603 —
Expiration or closing of written option contracts (premium-
style) ....................................... — — (982,424) —
Net realized gain (loss) (18,171,440) 15,227 28,086,848 (686,937)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 49,423,365 212,421 60,674,003 (3,523)
Investment securities of affiliated issuers ............. — — (79,494) 183,025,761
Foreign currency and foreign currency transactions ...... 27,445 568 243,220 —
Forward foreign currency exchange contracts .......... (5,037,831) 18,106 (1,206,769) —
Futures contracts ............................... 274,216 382,056 (1,362,638) —
Short positions in securities ........................ (7,805,493) (170,694) (42,165,856) —
Swap contracts ................................. 1,082,569 29,843 17,350,276 —
Net change in unrealized appreciation (depreciation) 37,964,271 472,300 33,452,742 183,022,238
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 19,792,831 487,527 61,539,590 182,335,301
Net increase (decrease) in net assets resulting from
operations $ 23,123,645 $ 498,503 $ 85,516,743 $ 181,602,642
†
Net of foreign taxes withheld of ...................... $ 617,956 $ 618 $ 582 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2025 (Unaudited)
AQR EQUITY
MARKET NEUTRAL
FUND
AQR LONG-SHORT
EQUITY FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE PERIOD
06/25/25
**
-06/30/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 45,504,452 $ 101,371,513 $ 9,028 $ 4,011,038
Affiliated issuers ................................ 15,929,540 23,942,182 — —
Interest income ................................... 10,318,505 35,656,409 — 2,897,524
Total Income 71,752,497 160,970,104 9,028 6,908,562
EXPENSES:
Investment advisory fees ............................ 8,344,305 19,476,006 1,931 1,729,004
Custody fees ..................................... 13,304 44,191 40 33,545
Administration & accounting fees ...................... 274,875 643,283 32 62,783
Legal fees ....................................... 18,705 52,241 10 6,445
Audit & tax fees ................................... 56,630 60,017 3,862 59,506
Shareholder reporting fees .......................... 34,696 86,621 345 12,264
Transfer agent fees ................................ 498,189 1,730,804 474 25,915
Trustee fees ..................................... 33,802 84,507 127 10,006
Offering costs .................................... — — 1,881 —
Distribution fees—Class N ........................... 161,033 348,870 21 1,933
Dividends on securities sold short ..................... 36,395,025 81,897,411 11,673 —
Fees on securities sold short, net ..................... 4,912,288 10,241,861 451 —
Interest expense .................................. 30,599 122,404 5 588,216
Recoupment of reimbursement ....................... 232,323 134,382 — —
Registration fees .................................. 62,339 108,788 1,096 24,418
Other expenses .................................. 23,582 47,621 353 52,193
Total Expenses 51,091,695 115,079,007 22,301 2,606,228
Less expense reimbursements ....................... — — (8,106) (95,406)
Net Expenses 51,091,695 115,079,007 14,195 2,510,822
Net Investment Income (Loss) 20,660,802 45,891,097 (5,167) 4,397,740
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (46,442,761) (106,286,027) 233 3,960,225
Transactions in investment securities of affiliated issuers .. (42,980) (54,678) — —
Settlement of foreign currency and foreign currency
transactions ................................. 26,147 431,673 1,708 (582,509)
Settlement of forward foreign currency exchange contracts (7,810,778) 12,525,103 — (1,300,948)
Expiration or closing of futures contracts .............. — 34,935,793 — 15,256,765
Closed short positions in securities .................. (140,926,191) (211,791,333) — —
Expiration or closing of swap contracts ............... (17) 8,558,859 — (12,925,471)
Net realized gain (loss) (195,196,580) (261,680,610) 1,941 4,408,062
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 434,203,099 945,691,946 281,183 (2,237,803)
Investment securities of affiliated issuers ............. 13,539 98,122 — —
Foreign currency and foreign currency transactions ...... 80,974 489,851 (26) (72,254)
Forward foreign currency exchange contracts .......... (4,300,885) 8,434,079 (8,573) (3,974,780)
Futures contracts ............................... — 71,229,766 108,530 (7,940,098)
Short positions in securities ........................ (70,631,355) (233,698,387) (283,163) —
Swap contracts ................................. (60) 926,531 — 14,021,900
Net change in unrealized appreciation (depreciation) 359,365,312 793,171,908 97,951 (203,035)
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 164,168,732 531,491,298 99,892 4,205,027
Net increase (decrease) in net assets resulting from
operations $ 184,829,534 $ 577,382,395 $ 94,725 $ 8,602,767
†
Net of foreign taxes withheld of ...................... $ 4,238,049 $ 8,977,695 $ 290 $ 919
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2025 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE PERIOD
06/25/25
**
-06/30/25
FOR THE PERIOD
06/25/25
**
-06/30/25
INVESTMENT INCOME:
Dividend income
†
................................. $ 27,254,671 $ 9,459,199 $ 19,338 $ 14,635
Interest income ................................... 20,150,071 4,899,382 8 8
Income on securities sold short, net .................... — 134,852 — —
Total Income 47,404,742 14,493,433 19,346 14,643
EXPENSES:
Investment advisory fees ............................ 8,909,298 3,525,198 5,501 5,774
Custody fees ..................................... 53,500 33,263 41 41
Administration & accounting fees ...................... 312,965 88,484 97 55
Legal fees ....................................... 42,322 8,981 29 16
Audit & tax fees ................................... 70,824 70,000 3,861 3,861
Shareholder reporting fees .......................... 119,828 17,345 353 347
Transfer agent fees ................................ 794,200 83,162 477 476
Trustee fees ..................................... 53,074 13,290 125 126
Offering costs .................................... — — 1,880 1,881
Distribution fees—Class N ........................... 77,208 13,803 21 21
Dividends on securities sold short ..................... 17,816,742 8,227,368 17,862 19,895
Fees on securities sold short, net ..................... 574,119 — 730 795
Interest expense .................................. 169,202 41,705 16 9
Recoupment of reimbursement ....................... 69,786 — — —
Registration fees .................................. 45,470 45,336 1,099 1,098
Other expenses .................................. 69,554 54,065 128 129
Total Expenses 29,178,092 12,222,000 32,220 34,524
Less expense reimbursements ....................... (14,670) (98,858) (7,777) (7,847)
Net Expenses 29,163,422 12,123,142 24,443 26,677
Net Investment Income (Loss) 18,241,320 2,370,291 (5,097) (12,034)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (74,986,074) (31,237,146) 367 404
Settlement of foreign currency and foreign currency
transactions ................................. (3,727,273) (1,393,315) 2,609 2,900
Settlement of forward foreign currency exchange contracts (7,608,646) (3,910,526) — —
Expiration or closing of futures contracts .............. (6,003,993) (9,861,272) (3,302) (1,202)
Closed short positions in securities .................. (84,553,426) (31,931,174) — —
Expiration or closing of swap contracts ............... 3,761,521 (1,674,613) (13,560) (8,188)
Net realized gain (loss) (173,117,891) (80,008,046) (13,886) (6,086)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 221,462,227 96,788,443 434,199 480,957
Investment securities of affiliated issuers ............. (119,719) — — —
Foreign currency and foreign currency transactions ...... 2,088,076 301,002 (817) (853)
Forward foreign currency exchange contracts .......... (12,299,360) (2,970,980) (21,227) (19,072)
Futures contracts ............................... (24,020,490) (6,428,815) 318,782 174,414
Short positions in securities ........................ 9,606,984 (333,588) (438,926) (485,124)
Swap contracts ................................. 10,393,108 5,860,504 (839) (2,142)
Net change in unrealized appreciation (depreciation) 207,110,826 93,216,566 291,172 148,180
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 33,992,935 13,208,520 277,286 142,094
Net increase (decrease) in net assets resulting from
operations $ 52,234,255 $ 15,578,811 $ 272,189 $ 130,060
†
Net of foreign taxes withheld of ...................... $ 1,369,936 $ 528,571 $ 451 $ 500
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2025 (Unaudited)
AQR MULTI-ASSET
FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND TOTAL
RETURN FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 9,321,586 $ — $ 43,694,590 $ 1,448,289
Affiliated issuers ................................ — 7,422,197 10,218,659 —
Interest income ................................... 9,283,587 6,867,250 8,073,204 72,260
Total Income 18,605,173 14,289,447 61,986,453 1,520,549
EXPENSES:
Investment advisory fees ............................ 2,878,832 2,861,566 8,755,347 279,253
Custody fees ..................................... 29,910 13,629 25,078 17,799
Administration & accounting fees ...................... 174,580 132,462 248,805 9,866
Legal fees ....................................... 15,352 17,504 33,984 6,343
Audit & tax fees ................................... 73,465 58,207 74,897 64,141
Shareholder reporting fees .......................... 17,800 37,204 49,096 9,503
Transfer agent fees ................................ 97,337 325,903 342,884 35,705
Trustee fees ..................................... 24,242 25,525 44,354 4,531
Distribution fees—Class N ........................... 16,884 65,279 73,479 31,100
Dividends on securities sold short ..................... 788,363 — 29,991,556 646,867
Fees on securities sold short, net ..................... 369,182 — 6,735,775 27,443
Interest expense .................................. 52,034 14,827 202,514 1,808
Recoupment of reimbursement ....................... 96,245 1,556 — —
Registration fees .................................. 26,948 92,351 52,301 33,065
Other expenses .................................. 13,097 11,917 102,571 34,886
Total Expenses 4,674,271 3,657,930 46,732,641 1,202,310
Less expense reimbursements ....................... (3,771) (41,089) — (163,686)
Net Expenses 4,670,500 3,616,841 46,732,641 1,038,624
Net Investment Income (Loss) 13,934,673 10,672,606 15,253,812 481,925
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (9,893,812) 30,293 (43,620,343) (3,236,965)
Transactions in investment securities of affiliated issuers .. — 2,990 (24,843) —
Settlement of foreign currency and foreign currency
transactions ................................. (815,788) (14,740) (3,121,143) (65,169)
Settlement of forward foreign currency exchange contracts (17,173,142) — (16,812,279) (317,338)
Expiration or closing of futures contracts .............. (1,391,845) 27,670,559 37,202,514 (930,735)
Closed short positions in securities .................. (10,276,373) — (155,588,605) (2,216,322)
Expiration or closing of swap contracts ............... (1,992,466) — (14,021,435) (87,108)
Net realized gain (loss) (41,543,426) 27,689,102 (195,986,134) (6,853,637)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 103,340,587 (279,551) 372,044,496 8,198,356
Investment securities of affiliated issuers ............. — (34,932) (12,351) —
Foreign currency and foreign currency transactions ...... 50,389 10,311 88,507 22,852
Forward foreign currency exchange contracts .......... (12,939,884) — (32,280,147) (386,181)
Futures contracts ............................... 12,884,461 (5,730,924) (33,137,313) 966,557
Short positions in securities ........................ 4,187,500 — (14,174,362) (480,336)
Swap contracts ................................. 1,638,412 — 6,985,671 324,000
Net change in unrealized appreciation (depreciation) 109,161,465 (6,035,096) 299,514,501 8,645,248
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 67,618,039 21,654,006 103,528,367 1,791,611
Net increase (decrease) in net assets resulting from
operations $ 81,552,712 $ 32,326,612 $ 118,782,179 $ 2,273,536
†
Net of foreign taxes withheld of ...................... $ 440,279 $ — $ 3,439,656 $ 59,964
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE PERIOD
06/18/25
**
- 06/30/25
OPERATIONS:
Net investment income (loss) ......................................... $ 3,330,814 $ 5,877,625 $ 10,976
Net realized gain (loss) .............................................. (18,171,440) (44,523,927) 15,227
Net change in unrealized appreciation (depreciation) ........................ 37,964,271 70,039,513 472,300
Net increase (decrease) in net assets resulting from operations 23,123,645 31,393,211 498,503
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................ — (1,643,617) —
Class N ....................................................... — (213,529) —
Class R6 ...................................................... — (3,096,603) —
Total distributions — (4,953,749) —
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 94,691,615 88,149,579 500,000
Reinvestment of distributions .......................................... — 1,597,461 —
Cost of shares redeemed ............................................ (25,608,363) (76,597,523) —
Net increase (decrease) from capital transactions 69,083,252 13,149,517 500,000
CLASS N — — —
Proceeds from shares sold ........................................... 27,632,775 11,952,337 500,000
Reinvestment of distributions .......................................... — 213,529 —
Cost of shares redeemed ............................................ (21,384,837) (9,880,590) —
Net increase (decrease) from capital transactions 6,247,938 2,285,276 500,000
CLASS R6 — — —
Proceeds from shares sold ........................................... 2,756,134 22,843,184 12,000,000
Reinvestment of distributions .......................................... — 3,089,120 —
Cost of shares redeemed ............................................ (9,388,884) (17,293,948) —
Net increase (decrease) from capital transactions (6,632,750) 8,638,356 12,000,000
Net increase (decrease) in net assets resulting from capital transactions 68,698,440 24,073,149 13,000,000
Total increase (decrease) in net assets 91,822,085 50,512,611 13,498,503
NET ASSETS:
Beginning of period ................................................. 220,659,287 170,146,676 —
End of period .................................................... $ 312,481,372 $ 220,659,287 $ 13,498,503
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE PERIOD
06/18/25
**
- 06/30/25
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. 6,634,552 5,531,350 —
Shares sold ...................................................... 7,949,267 7,608,379 50,000
Shares issued on reinvestment of distributions ............................ — 141,997 —
Shares redeemed .................................................. (2,136,496) (6,647,174) —
Shares outstanding, end of period 12,447,323 6,634,552 50,000
CLASS N
Shares outstanding, beginning of period ................................. 876,359 668,409 —
Shares sold ...................................................... 2,265,844 1,064,670 50,000
Shares issued on reinvestment of distributions ............................ — 19,133 —
Shares redeemed .................................................. (1,804,805) (875,853) —
Shares outstanding, end of period 1,337,398 876,359 50,000
CLASS R6
Shares outstanding, beginning of period ................................. 11,982,688 11,220,343 —
Shares sold ...................................................... 232,160 2,006,003 1,200,000
Shares issued on reinvestment of distributions ............................ — 273,616 —
Shares redeemed .................................................. (772,473) (1,517,274) —
Shares outstanding, end of period 11,442,375 11,982,688 1,200,000
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR DIVERSIFYING STRATEGIES
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 23,977,153 $ 59,691,012 $ (732,659) $ 45,873,785
Net realized gain (loss) ............................. 28,086,848 (34,330,740) (686,937) (6,033,878)
Net change in unrealized appreciation (depreciation) ....... 33,452,742 33,571,230 183,022,238 49,382,456
Net increase (decrease) in net assets resulting from
operations 85,516,743 58,931,502 181,602,642 89,222,363
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (15,315,533) — (42,067,155)
Class N ...................................... — (421,892) — (2,225,241)
Class R6 ..................................... — (9,462,504) — (1,577,579)
Total distributions — (25,199,929) — (45,869,975)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 123,127,080 397,949,087 1,561,938,331 1,060,313,719
Reinvestment of distributions ......................... — 12,334,207 — 40,389,115
Cost of shares redeemed ........................... (381,939,078) (388,460,153) (263,252,156) (212,729,584)
Net increase (decrease) from capital transactions (258,811,998) 21,823,141 1,298,686,175 887,973,250
CLASS N — — — —
Proceeds from shares sold .......................... 13,660,448 21,169,165 170,664,374 77,069,416
Reinvestment of distributions ......................... — 405,647 — 2,187,883
Cost of shares redeemed ........................... (8,282,013) (32,551,870) (37,751,781) (33,513,218)
Net increase (decrease) from capital transactions 5,378,435 (10,977,058) 132,912,593 45,744,081
CLASS R6 — — — —
Proceeds from shares sold .......................... 290,931,136 278,737,128 559,489,812 53,569,955
Reinvestment of distributions ......................... — 6,641,025 — 1,273,456
Cost of shares redeemed ........................... (268,745,594) (106,072,044) (17,554,796) (2,305,059)
Net increase (decrease) from capital transactions 22,185,542 179,306,109 541,935,016 52,538,352
Net increase (decrease) in net assets resulting from capital transactions (231,248,021) 190,152,192 1,973,533,784 986,255,683
Total increase (decrease) in net assets (145,731,278) 223,883,765 2,155,136,426 1,029,608,071
NET ASSETS:
Beginning of period ................................ 2,023,607,627 1,799,723,862 1,481,598,460 451,990,389
End of period ................................... $ 1,877,876,349 $ 2,023,607,627 $ 3,636,734,886 $ 1,481,598,460
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR DIVERSIFYING STRATEGIES
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 104,189,014 102,379,836 109,792,988 37,660,958
Shares sold ..................................... 9,931,503 33,012,912 120,575,962 86,184,241
Shares issued on reinvestment of distributions ........... — 1,022,737 — 3,302,462
Shares redeemed ................................. (30,836,589) (32,226,471) (20,487,986) (17,354,673)
Shares outstanding, end of period 83,283,928 104,189,014 209,880,964 109,792,988
CLASS N
Shares outstanding, beginning of period ................ 3,685,698 4,605,535 6,309,053 2,590,043
Shares sold ..................................... 1,102,571 1,751,905 13,530,990 6,268,501
Shares issued on reinvestment of distributions ........... — 33,664 — 179,482
Shares redeemed ................................. (668,925) (2,705,406) (2,940,445) (2,728,973)
Shares outstanding, end of period 4,119,344 3,685,698 16,899,598 6,309,053
CLASS R6
Shares outstanding, beginning of period ................ 59,184,406 44,376,909 4,281,465 43,445
Shares sold ..................................... 23,480,523 23,050,483 43,193,802 4,318,996
Shares issued on reinvestment of distributions ........... — 551,122 — 103,956
Shares redeemed ................................. (21,879,009) (8,794,108) (1,353,042) (184,932)
Shares outstanding, end of period 60,785,920 59,184,406 46,122,225 4,281,465

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL
FUND AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 20,660,802 $ 18,506,872 $ 45,891,097 $ 56,674,486
Net realized gain (loss) ............................. (195,196,580) (176,725,677) (261,680,610) (371,838,252)
Net change in unrealized appreciation (depreciation) ....... 359,365,312 267,932,947 793,171,908 714,736,105
Net increase (decrease) in net assets resulting from
operations 184,829,534 109,714,142 577,382,395 399,572,339
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (26,349,159) — (137,354,739)
Class N ...................................... — (4,151,965) — (8,932,159)
Class R6 ..................................... — (16,587,259) — (819,734)
Total distributions — (47,088,383) — (147,106,632)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 863,574,630 482,705,379 2,512,783,056 1,446,355,771
Reinvestment of distributions ......................... — 25,911,807 — 119,618,873
Cost of shares redeemed ........................... (173,609,660) (214,727,468) (434,580,341) (622,516,806)
Net increase (decrease) from capital transactions 689,964,970 293,889,718 2,078,202,715 943,457,838
CLASS N — — — —
Proceeds from shares sold .......................... 148,641,328 105,895,198 387,600,128 216,975,457
Reinvestment of distributions ......................... — 4,096,403 — 8,762,892
Cost of shares redeemed ........................... (94,604,376) (59,413,825) (141,691,294) (135,304,582)
Net increase (decrease) from capital transactions 54,036,952 50,577,776 245,908,834 90,433,767
CLASS R6 — — — —
Proceeds from shares sold .......................... 482,426,712 191,579,823 65,733,661 4,823,328
Reinvestment of distributions ......................... — 16,581,184 — 686,408
Cost of shares redeemed ........................... (100,235,624) (29,542,425) (18,314,136) (1,914,260)
Net increase (decrease) from capital transactions 382,191,088 178,618,582 47,419,525 3,595,476
Net increase (decrease) in net assets resulting from capital transactions 1,126,193,010 523,086,076 2,371,531,074 1,037,487,081
Total increase (decrease) in net assets 1,311,022,544 585,711,835 2,948,913,469 1,289,952,788
NET ASSETS:
Beginning of period ................................ 839,384,489 253,672,654 2,246,288,356 956,335,568
End of period ................................... $ 2,150,407,033 $ 839,384,489 $ 5,195,201,825 $ 2,246,288,356
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL
FUND AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 47,133,857 16,865,505 130,549,699 69,014,395
Shares sold ..................................... 79,171,123 49,469,119 143,684,264 94,091,806
Shares issued on reinvestment of distributions ........... — 2,606,822 — 7,429,744
Shares redeemed ................................. (15,856,744) (21,807,589) (25,107,253) (39,986,246)
Shares outstanding, end of period 110,448,236 47,133,857 249,126,710 130,549,699
CLASS N
Shares outstanding, beginning of period ................ 8,072,370 2,721,551 9,131,878 3,057,909
Shares sold ..................................... 13,943,641 11,089,954 22,675,935 14,439,141
Shares issued on reinvestment of distributions ........... — 421,008 — 559,215
Shares redeemed ................................. (8,688,519) (6,160,143) (8,100,215) (8,924,387)
Shares outstanding, end of period 13,327,492 8,072,370 23,707,598 9,131,878
CLASS R6
Shares outstanding, beginning of period ................ 28,658,967 10,340,243 759,820 540,594
Shares sold ..................................... 44,255,814 19,573,808 3,614,206 299,878
Shares issued on reinvestment of distributions ........... — 1,658,118 — 42,214
Shares redeemed ................................. (9,025,547) (2,913,202) (991,611) (122,866)
Shares outstanding, end of period 63,889,234 28,658,967 3,382,415 759,820

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR LSE
FUSION FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE PERIOD
06/25/25
**
- 06/30/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ......................................... $ (5,167) $ 4,397,740 $ 4,735,842
Net realized gain (loss) .............................................. 1,941 4,408,062 (5,325,803)
Net change in unrealized appreciation (depreciation) ........................ 97,951 (203,035) (1,552,332)
Net increase (decrease) in net assets resulting from operations 94,725 8,602,767 (2,142,293)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................ — — (543,832)
Class N ....................................................... — — (22,948)
Class R6 ...................................................... — — (3,599,883)
Total distributions — — (4,166,663)
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 500,000 14,635,434 16,977,643
Reinvestment of distributions .......................................... — — 543,832
Cost of shares redeemed ............................................ — (10,617,770) (26,363,721)
Net increase (decrease) from capital transactions 500,000 4,017,664 (8,842,246)
CLASS N — — —
Proceeds from shares sold ........................................... 500,000 1,435,030 1,430,712
Reinvestment of distributions .......................................... — — 22,948
Cost of shares redeemed ............................................ — (533,821) (2,208,612)
Net increase (decrease) from capital transactions 500,000 901,209 (754,952)
CLASS R6 — — —
Proceeds from shares sold ........................................... 5,000,000 257,759,039 133,670,659
Reinvestment of distributions .......................................... — — 3,599,474
Cost of shares redeemed ............................................ — (5,563,294) (17,943,564)
Net increase (decrease) from capital transactions 5,000,000 252,195,745 119,326,569
Net increase (decrease) in net assets resulting from capital transactions 6,000,000 257,114,618 109,729,371
Total increase (decrease) in net assets 6,094,725 265,717,385 103,420,415
NET ASSETS:
Beginning of period ................................................. — 206,985,095 103,564,680
End of period .................................................... $ 6,094,725 $ 472,702,480 $ 206,985,095
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR LSE
FUSION FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE PERIOD
06/25/25
**
- 06/30/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. — 2,821,718 3,769,119
Shares sold ...................................................... 50,000 1,481,237 1,709,198
Shares issued on reinvestment of distributions ............................ — — 58,040
Shares redeemed .................................................. — (1,094,595) (2,714,639)
Shares outstanding, end of period 50,000 3,208,360 2,821,718
CLASS N
Shares outstanding, beginning of period ................................. — 152,038 228,446
Shares sold ...................................................... 50,000 147,606 148,110
Shares issued on reinvestment of distributions ............................ — — 2,481
Shares redeemed .................................................. — (54,205) (226,999)
Shares outstanding, end of period 50,000 245,439 152,038
CLASS R6
Shares outstanding, beginning of period ................................. — 18,691,146 6,569,722
Shares sold ...................................................... 500,000 26,051,917 13,545,446
Shares issued on reinvestment of distributions ............................ — — 383,331
Shares redeemed .................................................. — (549,631) (1,807,353)
Shares outstanding, end of period 500,000 44,193,432 18,691,146
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 18,241,320 $ 47,259,887 $ 2,370,291 $ 5,591,382
Net realized gain (loss) ............................. (173,117,891) (147,613,218) (80,008,046) (50,723,865)
Net change in unrealized appreciation (depreciation) ....... 207,110,826 208,690,484 93,216,566 61,358,318
Net increase (decrease) in net assets resulting from
operations 52,234,255 108,337,153 15,578,811 16,225,835
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ....................................... — (47,729,878) — (2,003,165)
Class N ...................................... — (2,112,872) — (157,372)
Class R6 ..................................... — (5,874,379) — (4,968,994)
Total distributions — (55,717,129) — (7,129,531)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 544,382,667 635,346,676 125,448,538 90,126,032
Reinvestment of distributions ......................... — 37,952,820 — 1,908,663
Cost of shares redeemed ........................... (238,396,357) (533,880,670) (51,447,969) (83,608,905)
Net increase (decrease) from capital transactions 305,986,310 139,418,826 74,000,569 8,425,790
CLASS N — — — —
Proceeds from shares sold .......................... 16,775,646 34,687,471 7,402,604 12,274,069
Reinvestment of distributions ......................... — 2,040,201 — 154,666
Cost of shares redeemed ........................... (15,538,938) (29,870,032) (4,820,351) (7,299,989)
Net increase (decrease) from capital transactions 1,236,708 6,857,640 2,582,253 5,128,746
CLASS R6 — — — —
Proceeds from shares sold .......................... 37,589,481 62,591,393 260,634,192 136,449,592
Reinvestment of distributions ......................... — 3,151,247 — 4,961,543
Cost of shares redeemed ........................... (41,416,992) (64,761,479) (14,923,398) (20,610,450)
Net increase (decrease) from capital transactions (3,827,511) 981,161 245,710,794 120,800,685
Net increase (decrease) in net assets resulting from capital transactions 303,395,507 147,257,627 322,293,616 134,355,221
Total increase (decrease) in net assets 355,629,762 199,877,651 337,872,427 143,451,525
NET ASSETS:
Beginning of period ................................ 1,547,973,467 1,348,095,816 305,263,315 161,811,790
End of period ................................... $ 1,903,603,229 $ 1,547,973,467 $ 643,135,742 $ 305,263,315
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 155,966,808 140,232,406 10,570,061 10,059,144
Shares sold ..................................... 62,467,965 73,159,016 14,445,274 10,466,222
Shares issued on reinvestment of distributions ........... — 4,465,038 — 229,683
Shares redeemed ................................. (27,430,477) (61,889,652) (5,868,538) (10,184,988)
Shares outstanding, end of period 191,004,296 155,966,808 19,146,797 10,570,061
CLASS N
Shares outstanding, beginning of period ................ 7,084,138 6,278,552 1,068,004 500,108
Shares sold ..................................... 1,943,529 4,008,421 844,883 1,399,620
Shares issued on reinvestment of distributions ........... — 242,304 — 18,479
Shares redeemed ................................. (1,795,411) (3,445,139) (545,100) (850,203)
Shares outstanding, end of period 7,232,256 7,084,138 1,367,787 1,068,004
CLASS R6
Shares outstanding, beginning of period ................ 18,263,212 18,291,330 24,698,886 10,383,649
Shares sold ..................................... 4,289,948 7,185,085 29,581,580 16,140,392
Shares issued on reinvestment of distributions ........... — 369,865 — 594,909
Shares redeemed ................................. (4,727,584) (7,583,068) (1,692,660) (2,420,064)
Shares outstanding, end of period 17,825,576 18,263,212 52,587,806 24,698,886
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
FOR THE PERIOD
06/25/25
**
- 06/30/25
FOR THE PERIOD
06/25/25
**
- 06/30/25
OPERATIONS:
Net investment income (loss) .......................................................... $ (5,097) $ (12,034)
Net realized gain (loss) ............................................................... (13,886) (6,086)
Net change in unrealized appreciation (depreciation) ......................................... 291,172 148,180
Net increase (decrease) in net assets resulting from operations 272,189 130,060
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 500,000 500,000
Net increase (decrease) from capital transactions 500,000 500,000
CLASS N — —
Proceeds from shares sold ............................................................ 500,000 500,000
Net increase (decrease) from capital transactions 500,000 500,000
CLASS R6 — —
Proceeds from shares sold ............................................................ 17,000,000 9,000,000
Net increase (decrease) from capital transactions 17,000,000 9,000,000
Net increase (decrease) in net assets resulting from capital transactions 18,000,000 10,000,000
Total increase (decrease) in net assets 18,272,189 10,130,060
NET ASSETS:
Beginning of period .................................................................. — —
End of period ..................................................................... $ 18,272,189 $ 10,130,060
$ — $ —
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. — —
Shares sold ....................................................................... 50,000 50,000
Shares outstanding, end of period 50,000 50,000
CLASS N
Shares outstanding, beginning of period .................................................. — —
Shares sold ....................................................................... 50,000 50,000
Shares outstanding, end of period 50,000 50,000
CLASS R6
Shares outstanding, beginning of period .................................................. — —
Shares sold ....................................................................... 1,700,000 900,000
Shares outstanding, end of period 1,700,000 900,000
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 13,934,673 $ 10,516,947 $ 10,672,606 $ 19,943,676
Net realized gain (loss) ............................. (41,543,426) (17,649,860) 27,689,102 13,189,095
Net change in unrealized appreciation (depreciation) ....... 109,161,465 42,800,678 (6,035,096) (2,196,208)
Net increase (decrease) in net assets resulting from
operations 81,552,712 35,667,765 32,326,612 30,936,563
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (2,584,834) — (11,041,350)
Class N ...................................... — (104,317) — (821,515)
Class R6 ..................................... — (7,653,966) — (3,956,339)
Total distributions — (10,343,117) — (15,819,204)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 24,270,456 44,456,215 256,300,378 332,137,217
Reinvestment of distributions ......................... — 1,502,408 — 10,463,901
Cost of shares redeemed ........................... (16,817,812) (23,484,737) (146,896,585) (200,078,305)
Net increase (decrease) from capital transactions 7,452,644 22,473,886 109,403,793 142,522,813
CLASS N — — — —
Proceeds from shares sold .......................... 13,365,711 4,329,380 22,074,585 24,417,084
Reinvestment of distributions ......................... — 100,902 — 810,689
Cost of shares redeemed ........................... (3,513,015) (9,140,846) (11,266,697) (24,123,222)
Net increase (decrease) from capital transactions 9,852,696 (4,710,564) 10,807,888 1,104,551
CLASS R6 — — — —
Proceeds from shares sold .......................... 618,489,371 307,944,178 9,604,310 234,274,628
Reinvestment of distributions ......................... — 7,651,342 — 3,953,439
Cost of shares redeemed ........................... (37,861,508) (14,199,920) (126,043,093) (92,852,927)
Net increase (decrease) from capital transactions 580,627,863 301,395,600 (116,438,783) 145,375,140
Net increase (decrease) in net assets resulting from capital transactions 597,933,203 319,158,922 3,772,898 289,002,504
Total increase (decrease) in net assets 679,485,915 344,483,570 36,099,510 304,119,863
NET ASSETS:
Beginning of period ................................ 606,809,896 262,326,326 760,441,020 456,321,157
End of period ................................... $ 1,286,295,811 $ 606,809,896 $ 796,540,530 $ 760,441,020
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 14,580,692 12,420,748 60,778,152 45,138,520
Shares sold ..................................... 2,228,355 4,288,713 27,909,030 38,191,924
Shares issued on reinvestment of distributions ........... — 141,204 — 1,223,848
Shares redeemed ................................. (1,554,382) (2,269,973) (16,053,845) (23,776,140)
Shares outstanding, end of period 15,254,665 14,580,692 72,633,337 60,778,152
CLASS N
Shares outstanding, beginning of period ................ 722,744 1,208,423 5,206,872 5,106,449
Shares sold ..................................... 1,228,574 419,664 2,448,085 2,884,627
Shares issued on reinvestment of distributions ........... — 9,510 — 96,856
Shares redeemed ................................. (325,406) (914,853) (1,259,252) (2,881,060)
Shares outstanding, end of period 1,625,912 722,744 6,395,705 5,206,872
CLASS R6
Shares outstanding, beginning of period ................ 42,836,057 13,762,129 21,213,184 4,906,237
Shares sold ..................................... 56,764,654 29,722,724 1,029,615 26,637,623
Shares issued on reinvestment of distributions ........... — 719,788 — 459,702
Shares redeemed ................................. (3,399,685) (1,368,584) (14,188,975) (10,790,378)
Shares outstanding, end of period 96,201,026 42,836,057 8,053,824 21,213,184
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 15,253,812 $ 27,786,683 $ 481,925 $ 1,055,709
Net realized gain (loss) ............................. (195,986,134) (230,382,580) (6,853,637) 3,512,596
Net change in unrealized appreciation (depreciation) ....... 299,514,501 396,353,304 8,645,248 5,317,343
Net increase (decrease) in net assets resulting from
operations 118,782,179 193,757,407 2,273,536 9,885,648
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (35,728,836) — (2,686,049)
Class N ...................................... — (3,260,755) — (2,059,870)
Class R6 ..................................... — (42,808,365) — (2,466,994)
Total distributions — (81,797,956) — (7,212,913)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 206,103,874 289,233,757 35,328,947 22,973,922
Reinvestment of distributions ......................... — 34,874,006 — 2,686,049
Cost of shares redeemed ........................... (89,548,127) (181,825,570) (27,915,341) (5,378,537)
Net increase (decrease) from capital transactions 116,555,747 142,282,193 7,413,606 20,281,434
CLASS N — — — —
Proceeds from shares sold .......................... 21,698,785 46,537,597 27,498,976 23,044,647
Reinvestment of distributions ......................... — 3,166,633 — 1,863,092
Cost of shares redeemed ........................... (14,337,795) (34,847,037) (13,164,482) (20,009,395)
Net increase (decrease) from capital transactions 7,360,990 14,857,193 14,334,494 4,898,344
CLASS R6 — — — —
Proceeds from shares sold .......................... 297,049,127 212,650,136 — —
Reinvestment of distributions ......................... — 42,266,724 — 2,466,994
Cost of shares redeemed ........................... (295,084,509) (166,310,939) (17,082,816) —
Net increase (decrease) from capital transactions 1,964,618 88,605,921 (17,082,816) 2,466,994
Net increase (decrease) in net assets resulting from capital transactions 125,881,355 245,745,307 4,665,284 27,646,772
Total increase (decrease) in net assets 244,663,534 357,704,758 6,938,820 30,319,507
NET ASSETS:
Beginning of period ................................ 1,232,999,135 875,294,377 53,558,321 23,238,814
End of period ................................... $ 1,477,662,669 $ 1,232,999,135 $ 60,497,141 $ 53,558,321
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE SIX
MONTHS ENDED
JUNE 30, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 70,308,972 52,104,314 1,682,999 246,514
Shares sold ..................................... 24,963,630 36,277,460 2,612,449 1,615,233
Shares issued on reinvestment of distributions ........... — 4,606,870 — 201,655
Shares redeemed ................................. (10,918,725) (22,679,672) (2,119,582) (380,403)
Shares outstanding, end of period 84,353,877 70,308,972 2,175,866 1,682,999
CLASS N
Shares outstanding, beginning of period ................ 6,531,795 4,656,394 1,086,904 678,939
Shares sold ..................................... 2,664,599 5,883,789 2,053,228 1,683,286
Shares issued on reinvestment of distributions ........... — 423,347 — 140,188
Shares redeemed ................................. (1,766,847) (4,431,735) (997,106) (1,415,509)
Shares outstanding, end of period 7,429,547 6,531,795 2,143,026 1,086,904
CLASS R6
Shares outstanding, beginning of period ................ 82,177,033 70,825,820 1,297,044 1,112,251
Shares sold ..................................... 35,716,859 26,591,935 — —
Shares issued on reinvestment of distributions ........... — 5,546,814 — 184,793
Shares redeemed ................................. (35,265,667) (20,787,536) (1,295,352) —
Shares outstanding, end of period 82,628,225 82,177,033 1,692 1,297,044
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR CVX FUSION
FUND
** +
AQR DIVERSIFIED
ARBITRAGE FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 23,123,645 $ 498,503 $ 85,516,743
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (210,643,982) (7,252,493) (1,545,744,059)
Payments to cover short positions in securities .......................... (213,033,756) — (930,798,073)
Proceeds from sale of securities ..................................... 118,024,260 73 1,673,257,255
Proceeds from short positions in securities ............................. 312,217,533 7,665,786 920,809,779
Proceeds from option contracts written ................................ — — 1,016,588
Payments to close option contracts written ............................. — — (1,999,012)
(Purchases) sales of short-term investments, net ........................ (65,628,797) (10,660,969) 71,714,024
Realized (gain) loss on investments in securities ........................ (3,901,810) (264) (26,904,197)
Realized (gain) loss on short positions in securities ....................... 19,787,503 — 5,177,770
Realized (gain) loss on option contracts written ......................... — — 982,424
Change in unrealized (appreciation) depreciation on investments in securities ... (49,423,365) (212,421) (60,594,509)
Change in unrealized (appreciation) depreciation on short positions in securities . 7,805,493 170,694 42,165,856
Amortization (accretion) of bond premium (discount) ...................... (590,522) — (13,988,254)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 1,683,525 (1,027) 4,126,920
Deposits with brokers for futures contracts ............................. (8,544,341) (1,727,895) 119,761
Unrealized appreciation on forward foreign currency exchange contracts ...... 2,681,168 (108,072) 837,658
Unrealized appreciation on OTC swaps ............................... (12,653) — (6,075,737)
Deposits for securities sold short .................................... — (1,269,509) 30,597,781
Deposits with brokers for centrally cleared swaps ....................... (2,299,971) (136,755) 377,122
Variation margin on centrally cleared swaps ............................ 78,049 (8,593) —
Variation margin on futures contracts ................................. (1,804,989) (59,399) 71,779
Foreign tax reclaim .............................................. (69,333) (115) (128)
Dividends and Interest ............................................ (400,810) (21,063) 1,868,676
Due from Investment Adviser ....................................... — (14,492) —
Prepaid expenses ............................................... (6,823) — (52,555)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (888,690) — (4,375,011)
Unrealized depreciation on forward foreign currency exchange contracts ...... 2,356,663 89,966 369,111
Unrealized depreciation on OTC swaps ............................... (275,592) 2,279 (11,290,978)
Variation margin on centrally cleared swaps ............................ 121,604 — 1,416
Variation margin on futures contracts ................................. 456,810 21,150 138,877
Accrued investment advisory fees ................................... 101,455 — (107,775)
Accrued distribution fees—Class N ................................... 927 45 1,144
Dividends and Interest payable on securities sold short ................... 284,759 6,385 (526,551)
Other accrued expenses and liabilities ................................ 37,777 19,481 (108,428)
Net cash provided by (used in) operating activities $ (68,764,263) $ (12,998,705) $ 236,585,417
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 124,883,418 13,000,000 424,700,464
Payments on shares redeemed ..................................... (57,243,190) — (658,736,585)
Net cash provided by (used in) financing activities ....................... $ 67,640,228 $ 13,000,000 $ (234,036,121)
Net change in cash and cash denominated in foreign currencies .............. (1,124,035) 1,295 2,549,296
Cash, beginning of period ......................................... 1,275,297 — 3,858,809
Cash, end of period^ ............................................. $ 151,262 $ 1,295 $ 6,408,105
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $34,564, $26 and $108,044.
Non-cash activities relating to corporate action are in the amounts of $–, $– and $67,773,997.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
+ Commencement of operations was June 18, 2025.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
+
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 184,829,534 $ 577,382,395 $ 94,725
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (3,266,303,167) (8,162,422,866) (15,787,842)
Payments to cover short positions in securities .......................... (1,959,539,859) (3,359,491,578) —
Proceeds from sale of securities ..................................... 698,030,880 2,995,484,952 70
Proceeds from short positions in securities ............................. 4,599,662,829 8,690,834,895 15,035,879
(Purchases) sales of short-term investments, net ........................ (988,620,911) (2,271,359,446) (3,820,908)
Realized (gain) loss on investments in securities ........................ 46,485,741 106,340,705 (233)
Realized (gain) loss on short positions in securities ....................... 140,926,191 211,791,333 —
Change in unrealized (appreciation) depreciation on investments in securities ... (434,216,638) (945,790,068) (281,183)
Change in unrealized (appreciation) depreciation on short positions in securities . 70,631,355 233,698,387 283,163
Amortization (accretion) of bond premium (discount) ...................... (10,218,797) (35,638,853) —
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ — (1,187,971) —
Deposits with brokers for futures contracts ............................. — (96,110,586) (426,214)
Unrealized appreciation on forward foreign currency exchange contracts ...... 1,038,494 (11,050,082) (470)
Unrealized appreciation on OTC swaps ............................... — (766,054) —
Deposits for securities sold short .................................... (183,890,885) (318,594,439) (1,080,596)
Variation margin on futures contracts ................................. — (8,033,067) (30,316)
Foreign tax reclaim .............................................. (837,566) (2,778,699) (164)
Dividends and Interest ............................................ (5,244,015) (10,088,512) (9,630)
Due from Investment Adviser ....................................... — — (6,176)
Prepaid expenses ............................................... (48,691) (222,907) —
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (720,661) 2,601,445 —
Unrealized depreciation on forward foreign currency exchange contracts ...... 3,262,391 2,616,003 9,043
Unrealized depreciation on OTC swaps ............................... 60 (160,477) —
Variation margin on futures contracts ................................. — (2,179,668) —
Accrued investment advisory fees ................................... 1,234,035 2,410,930 —
Accrued distribution fees—Class N ................................... 15,415 63,413 21
Dividends and Interest payable on securities sold short ................... 4,625,929 10,588,103 12,784
Other accrued expenses and liabilities ................................ 176,210 517,466 8,226
Net cash provided by (used in) operating activities $ (1,098,722,126) $ (2,391,545,246) $ (5,999,821)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 1,487,326,780 2,959,467,092 6,000,000
Payments on shares redeemed ..................................... (366,634,948) (569,339,026) —
Due to custodian ................................................ — 158,492 —
Foreign currency due to custodian ................................... 6,086,112 — —
Net cash provided by (used in) financing activities ....................... $ 1,126,777,944 $ 2,390,286,558 $ 6,000,000
Net change in cash and cash denominated in foreign currencies .............. 28,055,818 (1,258,688) 179
Cash, beginning of period ......................................... 1,846,877 9,049,976 —
Cash, end of period^ ............................................. $ 29,902,695 $ 7,791,288 $ 179
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $30,599, $122,404 and $5.
+ Commencement of operations was June 25, 2025.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
AQR MS FUSION
FUND
+
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ...............
$ 52,234,255
$ 15,578,811
$ 272,189
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
—
—
—
Payments to purchase securities ....................................
(1,472,663,693)
(799,460,037)
(24,419,841)
Payments to cover short positions in securities ..........................
(1,365,939,239)
(481,818,473)
—
Proceeds from sale of securities .....................................
1,099,734,111
419,476,280
111
Proceeds from short positions in securities .............................
1,879,974,853
908,071,550
23,261,923
(Purchases) sales of short-term investments, net ........................
(304,980,510)
(219,620,811)
(10,575,731)
Realized (gain) loss on investments in securities ........................
74,986,074
31,237,146
(367)
Realized (gain) loss on short positions in securities .......................
84,553,426
31,931,174
—
Change in unrealized (appreciation) depreciation on investments in securities ...
(221,342,508)
(96,788,443)
(434,199)
Change in unrealized (appreciation) depreciation on short positions in securities .
(9,606,984)
333,588
438,926
Amortization (accretion) of bond premium (discount) ......................
(20,265,041)
(4,960,475)
—
(Increases) decreases in operating assets:
–
–
–
Due from brokers ................................................
390,934
(372,450)
(109,948)
Deposits with brokers for futures contracts .............................
(16,261,877)
(32,088,086)
(1,886,505)
Unrealized appreciation on forward foreign currency exchange contracts ......
21,475,175
(417,706)
(81,638)
Unrealized appreciation on OTC swaps ...............................
47,386
(232,676)
(6,045)
Deposits for securities sold short ....................................
(72,117,321)
(64,878,266)
(1,676,860)
Deposits with brokers for centrally cleared swaps .......................
(31,737,417)
(20,274,350)
(148,872)
Variation margin on centrally cleared swaps ............................
(910,847)
(659,510)
(4,433)
Variation margin on futures contracts .................................
4,345,381
992,321
(37,563)
Foreign tax reclaim ..............................................
(551,901)
(224,565)
(255)
Dividends and Interest ............................................
(857,699)
(590,406)
(20,269)
Due from Investment Adviser .......................................
—
—
(2,275)
Prepaid expenses ...............................................
(54,419)
3,569
—
Increases (decreases) in operating liabilities
–
–
–
Due to broker ...................................................
(5,086,153)
(1,014,604)
—
Unrealized depreciation on forward foreign currency exchange contracts ......
(9,175,815)
3,388,686
102,865
Unrealized depreciation on OTC swaps ...............................
178,834
281,821
1,757
Variation margin on futures contracts .................................
(1,125,729)
(451,654)
189,580
Accrued investment advisory fees ...................................
398,065
412,565
—
Accrued distribution fees—Class N ...................................
490
642
21
Dividends and Interest payable on securities sold short ...................
1,151,386
938,298
19,603
Other accrued expenses and liabilities ................................
218,788
95,507
8,108
Net cash provided by (used in) operating activities
$ (312,987,995)
$ (311,110,554)
$ (15,109,718)
—
—
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
—
—
—
Proceeds from shares sold .........................................
601,084,593
387,887,505
18,000,000
Payments on shares redeemed .....................................
(290,077,767)
(78,838,363)
—
Foreign currency due to custodian ...................................
—
174,100
—
Net cash provided by (used in) financing activities .......................
$ 311,006,826
$ 309,223,242
$ 18,000,000
Net change in cash and cash denominated in foreign currencies ..............
(1,981,169)
(1,887,312)
2,890,282
Cash, beginning of period .........................................
4,699,126
1,888,543
—
Cash, end of period^ .............................................
$ 2,717,957
$ 1,231
$ 2,890,282
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $169,202, $41,705 and $16.
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
+
Commencement of operations was June 25, 2025.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR MS FUSION
HV FUND
+
AQR MULTI-
ASSET FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 130,060 $ 81,552,712 $ 118,782,179
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (27,072,445) (895,773,794) (953,436,429)
Payments to cover short positions in securities .......................... — (115,055,304) (1,124,311,887)
Proceeds from sale of securities ..................................... 124 284,767,496 716,174,506
Proceeds from short positions in securities ............................. 25,787,584 201,756,594 1,394,588,654
(Purchases) sales of short-term investments, net ........................ (2,233,750) (60,207,318) (152,372,061)
Realized (gain) loss on investments in securities ........................ (404) 9,893,812 43,645,186
Realized (gain) loss on short positions in securities ....................... — 10,276,373 155,588,605
Change in unrealized (appreciation) depreciation on investments in securities ... (480,957) (103,340,587) (372,032,145)
Change in unrealized (appreciation) depreciation on short positions in securities . 485,124 (4,187,500) 14,174,362
Amortization (accretion) of bond premium (discount) ...................... — (8,017,879) (7,995,188)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (109,948) 354,033 (1,355,407)
Deposits with brokers for futures contracts ............................. (1,322,728) (33,690,419) 22,163,229
Unrealized appreciation on forward foreign currency exchange contracts ...... (59,590) 1,574,715 21,615,410
Unrealized appreciation on OTC swaps ............................... (5,787) (1,188,731) 905,755
Deposits for securities sold short .................................... (1,853,499) — 23,238,913
Deposits with brokers for centrally cleared swaps ....................... (172,489) — (17,856,855)
Variation margin on centrally cleared swaps ............................ (7,712) — 446,400
Variation margin on futures contracts ................................. (2,284) (869,313) (6,383,006)
Foreign tax reclaim .............................................. (283) (197,956) (588,468)
Dividends and Interest ............................................ (15,675) (1,504,530) (1,238,283)
Due from Investment Adviser ....................................... (2,072) — —
Prepaid expenses ............................................... — (6,826) (42,138)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... — 439,068 (2,305,524)
Unrealized depreciation on forward foreign currency exchange contracts ...... 78,662 11,365,169 10,664,737
Unrealized depreciation on OTC swaps ............................... 1,850 (449,681) (4,266,693)
Variation margin on centrally cleared swaps ............................ — — 899,597
Variation margin on futures contracts ................................. 160,793 516,532 72,620
Accrued investment advisory fees ................................... — 370,397 215,131
Accrued distribution fees—Class N ................................... 21 2,090 2,024
Dividends and Interest payable on securities sold short ................... 21,826 132,776 1,212,126
Other accrued expenses and liabilities ................................ 8,036 5,267 (40,791)
Net cash provided by (used in) operating activities $ (6,665,543) $ (621,482,804) $ (119,835,441)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 10,000,000 667,322,993 519,351,937
Payments on shares redeemed ..................................... — (39,695,951) (401,407,766)
Due to custodian ................................................ — (8,463) 2,239
Net cash provided by (used in) financing activities ....................... $ 10,000,000 $ 627,618,579 $ 117,946,410
Net change in cash and cash denominated in foreign currencies .............. 3,334,457 6,135,775 (1,889,031)
Cash, beginning of period ......................................... — 1,783,180 12,876,846
Cash, end of period^ ............................................. $ 3,334,457 $ 7,918,955 $ 10,987,815
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $9, $52,034 and $202,514.
+ Commencement of operations was June 25, 2025.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
AQR TREND
TOTAL RETURN
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ................................................. $ 2,273,536
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities: —
Payments to purchase securities ...................................................................... (50,032,298)
Payments to cover short positions in securities ............................................................ (53,121,424)
Proceeds from sale of securities ....................................................................... 50,902,808
Proceeds from short positions in securities ............................................................... 52,643,688
(Purchases) sales of short-term investments, net .......................................................... (4,234,639)
Realized (gain) loss on investments in securities .......................................................... 3,236,965
Realized (gain) loss on short positions in securities ......................................................... 2,216,322
Change in unrealized (appreciation) depreciation on investments in securities ..................................... (8,198,356)
Change in unrealized (appreciation) depreciation on short positions in securities ................................... 480,336
Amortization (accretion) of bond premium (discount) ........................................................ (54,313)
(Increases) decreases in operating assets: –
Due from brokers .................................................................................. 230,702
Deposits with brokers for futures contracts ............................................................... (1,124,644)
Unrealized appreciation on forward foreign currency exchange contracts ........................................ 849,197
Unrealized appreciation on OTC swaps ................................................................. 11,075
Deposits for securities sold short ...................................................................... 1,771,512
Deposits with brokers for centrally cleared swaps ......................................................... (918,202)
Variation margin on centrally cleared swaps .............................................................. (23,432)
Variation margin on futures contracts ................................................................... (34,977)
Foreign tax reclaim ................................................................................ (25,672)
Dividends and Interest .............................................................................. (10,677)
Due from Investment Adviser ......................................................................... 37,495
Prepaid expenses ................................................................................. (9,735)
Increases (decreases) in operating liabilities –
Due to broker ..................................................................................... (130,186)
Unrealized depreciation on forward foreign currency exchange contracts ........................................ (463,016)
Unrealized depreciation on OTC swaps ................................................................. (12,271)
Deposits from brokers for futures contracts ............................................................... 59
Variation margin on futures contracts ................................................................... (111,092)
Accrued investment advisory fees ..................................................................... 21,539
Accrued distribution fees—Class N ..................................................................... 3,001
Dividends and Interest payable on securities sold short ..................................................... 11,830
Other accrued expenses and liabilities .................................................................. 59,170
Net cash provided by (used in) operating activities $ (3,755,699)
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES —
Proceeds from shares sold ........................................................................... 61,443,142
Payments on shares redeemed ....................................................................... (57,775,409)
Foreign currency due to custodian ..................................................................... 99,849
Net cash provided by (used in) financing activities ......................................................... $ 3,767,582
Net change in cash and cash denominated in foreign currencies ................................................ 11,883
Cash, beginning of period ........................................................................... 307,498
Cash, end of period^ ............................................................................... $ 319,381
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $1,808.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported on the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed on the Statements of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 22,481 $ 128,781 $ 151,262
AQR CVX Fusion Fund ................................................... 4 1,291 1,295
AQR Diversified Arbitrage Fund ............................................. 271,328 6,136,777 6,408,105
AQR Equity Market Neutral Fund ........................................... 29,902,695 — 29,902,695
AQR Long-Short Equity Fund .............................................. — 7,791,288 7,791,288
AQR LSE Fusion Fund ................................................... — 179 179
AQR Managed Futures Strategy Fund ........................................ 431,447 2,286,510 2,717,957
AQR Managed Futures Strategy HV Fund ..................................... 1,231 — 1,231
AQR MS Fusion Fund .................................................... 2,890,002 280 2,890,282
AQR MS Fusion HV Fund ................................................. 3,334,145 312 3,334,457
AQR Multi-Asset Fund ................................................... 327,754 7,591,201 7,918,955
AQR Style Premia Alternative Fund .......................................... — 10,987,815 10,987,815
AQR Trend Total Return Fund .............................................. 319,381 — 319,381

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 11.29 0 .15 0 .93 1 .08 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.75 0 .28 1 .51 1 .79 ( 0 .25 ) — — ( 0 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.47 0 .34 0 .38 0 .72 ( 0 .44 ) — — ( 0 .44 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0 .08 1 .83 1 .91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 ( 0 .05 ) 1 .03 0 .98 ( 0 .31 ) — — ( 0 .31 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 ( 0 .02 ) ( 1 .84 ) ( 1 .86 ) ( 0 .14 ) — — ( 0 .14 )
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 11.20 0 .15 0 .91 1 .06 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.67 0 .29 1 .47 1 .76 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.40 0 .31 0 .38 0 .69 ( 0 .42 ) — — ( 0 .42 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0 .05 1 .82 1 .87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 ( 0 .06 ) 1 .02 0 .96 ( 0 .29 ) — — ( 0 .29 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 ( 0 .04 ) ( 1 .84 ) ( 1 .88 ) ( 0 .14 ) — — ( 0 .14 )
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 11.34 0 .15 0 .93 1 .08 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.78 0 .32 1 .50 1 .82 ( 0 .26 ) — — ( 0 .26 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.51 0 .35 0 .37 0 .72 ( 0 .45 ) — — ( 0 .45 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0 .09 1 .84 1 .93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 ( 0 .03 ) 1 .02 0 .99 ( 0 .32 ) — — ( 0 .32 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 ( 0 .02 ) ( 1 .84 ) ( 1 .86 ) ( 0 .14 ) — — ( 0 .14 )
AQR CVX FUSION FUND CLASS I
^
FOR THE PERIOD 06/18/25
6
-06/30/25 $ 10.00 0 .01 0 .37 0 .38 — — — —
AQR CVX FUSION FUND CLASS N
^
FOR THE PERIOD 06/18/25
6
-06/30/25 $ 10.00 0 .01 0 .37 0 .38 — — — —
AQR CVX FUSION FUND CLASS R6
^
FOR THE PERIOD 06/18/25
6
-06/30/25 $ 10.00 0 .01 0 .37 0 .38 — — — —

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.37 9.57% $ 153,921 5.99% 5.92% 1.40% 2.51% 94%
$ 11.29 18.40% $ 74,933 5.12% 5.01% 1.40% 2.49% 197%
$ 9.75 7.53% $ 53,905 4.90% 4.74% 1.40% 3.44% 158%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 12.26 9.46% $ 16,393 6.23% 6.17% 1.65% 2.52% 94%
$ 11.20 18.20% $ 9,818 5.39% 5.26% 1.65% 2.54% 197%
$ 9.67 7.24% $ 6,464 5.14% 4.99% 1.65% 3.18% 158%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 12.42 9.52% $ 142,167 5.89% 5.82% 1.30% 2.45% 94%
$ 11.34 18.67% $ 135,908 5.04% 4.91% 1.30% 2.81% 197%
$ 9.78 7.49% $ 109,778 4.80% 4.64% 1.30% 3.54% 158%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 10.38 3.80% $ 519 4.48%
7
2.39% 1.15% 2.27% 71%
$ 10.38 3.80% $ 519 4.73%
7
2.64% 1.40% 2.02% 71%
$ 10.38 3.80% $ 12,461 4.38%
7
2.29% 1.05% 2.36% 71%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2025 $ 12.12 0 .16 0 .39 0 .55 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0 .37 0 .01
8
0 .38 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0 .40 0 .13 0 .53 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0 .08
9
( 0 .48 ) ( 0 .40 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 ( 0 .12 ) 0 .84 0 .72 ( 0 .08 ) — — ( 0 .08 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 ( 0 .03 ) 2 .37 2 .34 ( 0 .15 ) — (0.03) ( 0 .18 )
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2025 $ 12.11 0 .14 0 .40 0 .54 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.88 0 .34 0 .01
8
0 .35 ( 0 .12 ) — — ( 0 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.68 0 .36 0 .13 0 .49 ( 0 .29 ) — — ( 0 .29 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0 .07
9
( 0 .50 ) ( 0 .43 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 ( 0 .15 ) 0 .84 0 .69 ( 0 .05 ) — — ( 0 .05 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 ( 0 .06 ) 2 .38 2 .32 ( 0 .12 ) — (0.03) ( 0 .15 )
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2025 $ 12.11 0 .16 0 .40 0 .56 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0 .39 ( 0 .01 )
8
0 .38 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0 .41 0 .13 0 .54 ( 0 .34 ) — — ( 0 .34 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0 .10
9
( 0 .48 ) ( 0 .38 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 ( 0 .11 ) 0 .84 0 .73 ( 0 .09 ) — — ( 0 .09 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 ( 0 .01 ) 2 .36 2 .35 ( 0 .15 ) — (0.04) ( 0 .19 )
AQR DIVERSIFYING STRATEGIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2025 $ 12.31 ( 0 .00 )
10
1 .02 1 .02 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.22 0 .57 0 .91 1 .48 ( 0 .39 ) (0.00)
10
— ( 0 .39 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.47 1 .66 ( 0 .64 ) 1 .02 ( 1 .25 ) ( 0 .02 ) — ( 1 .27 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1 .43 0 .17
8
1 .60 ( 0 .93 ) ( 0 .02 ) — ( 0 .95 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .57 0 .54 1 .11 ( 0 .51 ) ( 0 .15 ) — ( 0 .66 )
FOR THE PERIOD 06/08/20
6
-12/31/20 $ 10.00 0 .23 0 .34 0 .57 ( 0 .20 ) — — ( 0 .20 )
AQR DIVERSIFYING STRATEGIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2025 $ 12.26 ( 0 .02 ) 1 .02 1 .00 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.18 0 .45 1 .00 1 .45 ( 0 .37 ) (0.00)
10
— ( 0 .37 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.45 1 .54 ( 0 .56 ) 0 .98 ( 1 .23 ) ( 0 .02 ) — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0 .95 0 .62
8
1 .57 ( 0 .90 ) ( 0 .02 ) — ( 0 .92 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .75 0 .33 1 .08 ( 0 .50 ) ( 0 .15 ) — ( 0 .65 )
FOR THE PERIOD 06/08/20
6
-12/31/20 $ 10.00 0 .15 0 .41 0 .56 ( 0 .19 ) — — ( 0 .19 )
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2025 $ 12.33 0 .00
10
1 .02 1 .02 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.24 1 .14 0 .35 1 .49 ( 0 .40 ) (0.00)
10
— ( 0 .40 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.49 1 .02 0 .01 1 .03 ( 1 .26 ) ( 0 .02 ) — ( 1 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0 .91 0 .70
8
1 .61 ( 0 .93 ) ( 0 .02 ) — ( 0 .95 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .51 0 .62 1 .13 ( 0 .52 ) ( 0 .15 ) — ( 0 .67 )
FOR THE PERIOD 06/08/20
6
-12/31/20 $ 10.00 0 .18 0 .39 0 .57 ( 0 .20 ) — — ( 0 .20 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.67 4.54% $ 1,055,437 1.81% 1.81% 1.19% 2.55% 186%
$ 12.12 3.19% $ 1,262,255 1.69% 1.69% 1.20% 3.08% 361%
$ 11.89 4.51% $ 1,217,509 1.33% 1.33% 1.20% 3.35% 197%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
9
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 12.65 4.46% $ 52,112 2.06% 2.06% 1.44% 2.29% 186%
$ 12.11 2.92% $ 44,631 1.94% 1.94% 1.45% 2.83% 361%
$ 11.88 4.23% $ 54,731 1.58% 1.58% 1.45% 3.05% 197%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
9
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 12.67 4.62% $ 770,327 1.71% 1.71% 1.09% 2.64% 186%
$ 12.11 3.20% $ 716,722 1.60% 1.59% 1.10% 3.19% 361%
$ 11.89 4.61% $ 527,484 1.23% 1.23% 1.10% 3.46% 197%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
9
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 13.33 8.29% $ 2,796,760 0.14% 0.14% 0.14% (0.05)% 4%
$ 12.31 13.26% $ 1,351,437 0.20% 0.20% 0.20% 4.61% 14%
$ 11.22 8.88% $ 422,538 0.21% 0.20% 0.20% 13.85% 37%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03%
7
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
7
0.20% 0.20% 3.91% 14%
$ 13.26 8.16% $ 224,120 0.39% 0.39% 0.39% (0.30)% 4%
$ 12.26 12.97% $ 77,369 0.44% 0.44% 0.44% 3.63% 14%
$ 11.18 8.53% $ 28,964 0.46% 0.45% 0.45% 12.92% 37%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15%
7
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
7
0.45% 0.45% 2.56% 14%
$ 13.35 8.27% $ 615,855 0.04% 0.04% 0.04% 0.05% 4%
$ 12.33 13.31% $ 52,792 0.10% 0.10% 0.10% 9.11% 14%
$ 11.24 8.94% $ 488 0.12% 0.10% 0.10% 8.56% 37%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93%
7
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
7
0.10% 0.10% 3.06% 14%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2025 $ 10.01 0 .14 1 .30 1 .44 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.48 0 .31 1 .83 2 .14 ( 0 .61 ) — — ( 0 .61 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.78 0 .35 1 .16 1 .51 ( 1 .81 ) — — ( 1 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0 .03 1 .95 1 .98 ( 0 .52 ) — — ( 0 .52 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 ( 0 .09 ) 1 .20 1 .11 — ( 0 .10 ) — ( 0 .10 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 ( 0 .02 ) ( 1 .77 ) ( 1 .79 ) — ( 1 .10 ) — ( 1 .10 )
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2025 $ 9.79 0 .13 1 .27 1 .40 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.31 0 .27 1 .80 2 .07 ( 0 .59 ) — — ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.65 0 .32 1 .13 1 .45 ( 1 .79 ) — — ( 1 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0 .01 1 .93 1 .94 ( 0 .50 ) — — ( 0 .50 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 ( 0 .10 ) 1 .18 1 .08 — ( 0 .10 ) — ( 0 .10 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 ( 0 .03 ) ( 1 .76 ) ( 1 .79 ) — ( 1 .10 ) — ( 1 .10 )
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2025 $ 10.07 0 .16 1 .30 1 .46 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.52 0 .32 1 .85 2 .17 ( 0 .62 ) — — ( 0 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0 .36 1 .16 1 .52 ( 1 .82 ) — — ( 1 .82 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0 .06 1 .94 2 .00 ( 0 .53 ) — — ( 0 .53 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 ( 0 .08 ) 1 .21 1 .13 — ( 0 .10 ) — ( 0 .10 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 ( 0 .00 )
10
( 1 .80 ) ( 1 .80 ) — ( 1 .10 ) — ( 1 .10 )
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2025 $ 16.02 0 .23 2 .60 2 .83 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.18 0 .51 3 .47 3 .98 ( 1 .14 ) — — ( 1 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.81 0 .50 2 .61 3 .11 ( 2 .74 ) — — ( 2 .74 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0 .02 2 .29 2 .31 ( 1 .32 ) ( 0 .49 ) — ( 1 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 ( 0 .14 ) 3 .06 2 .92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 ( 0 .04 ) ( 1 .50 ) ( 1 .54 ) — ( 0 .15 ) — ( 0 .15 )
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2025 $ 15.59 0 .21 2 .52 2 .73 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 12.86 0 .48 3 .36 3 .84 ( 1 .11 ) — — ( 1 .11 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.56 0 .47 2 .55 3 .02 ( 2 .72 ) — — ( 2 .72 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 ( 0 .03 ) 2 .27 2 .24 ( 1 .28 ) ( 0 .49 ) — ( 1 .77 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 ( 0 .17 ) 3 .01 2 .84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 ( 0 .08 ) ( 1 .47 ) ( 1 .55 ) — ( 0 .15 ) — ( 0 .15 )
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2025 $ 16.18 0 .23 2 .63 2 .86 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.30 0 .51 3 .52 4 .03 ( 1 .15 ) — — ( 1 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.90 0 .50 2 .65 3 .15 ( 2 .75 ) — — ( 2 .75 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 ( 0 .03 ) 2 .37 2 .34 ( 1 .33 ) ( 0 .49 ) — ( 1 .82 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 ( 0 .13 ) 3 .07 2 .94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 ( 0 .02 ) ( 1 .51 ) ( 1 .53 ) — ( 0 .15 ) — ( 0 .15 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.45 14.39% $ 1,264,906 6.74% 6.74% 1.29% 2.66% 207%
$ 10.01 25.29% $ 471,766 4.66% 4.65% 1.30% 3.14% 412%
$ 8.48 17.13% $ 142,947 1.55% 1.47% 1.30% 3.68% 197%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 11.19 14.30% $ 149,123 6.99% 6.99% 1.54% 2.47% 207%
$ 9.79 25.00% $ 79,043 4.92% 4.90% 1.55% 2.81% 412%
$ 8.31 16.71% $ 22,616 1.81% 1.72% 1.55% 3.43% 197%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 11.53 14.50% $ 736,378 6.64% 6.64% 1.19% 2.93% 207%
$ 10.07 25.49% $ 288,575 4.57% 4.55% 1.20% 3.23% 412%
$ 8.52 17.14% $ 88,110 1.46% 1.37% 1.20% 3.82% 197%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 18.85 17.67% $ 4,696,405 6.49% 6.49% 1.28% 2.61% 164%
$ 16.02 30.16% $ 2,091,619 4.47% 4.47% 1.30% 3.29% 362%
$ 13.18 24.28% $ 909,818 1.37% 1.36% 1.30% 3.47% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 18.32 17.51% $ 434,383 6.74% 6.74% 1.53% 2.43% 164%
$ 15.59 29.83% $ 142,375 4.73% 4.72% 1.55% 3.11% 362%
$ 12.86 24.02% $ 39,327 1.62% 1.61% 1.55% 3.29% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 19.04 17.68% $ 64,414 6.39% 6.39% 1.18% 2.60% 164%
$ 16.18 30.28% $ 12,294 4.37% 4.37% 1.20% 3.25% 362%
$ 13.30 24.42% $ 7,191 1.28% 1.26% 1.20% 3.52% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LSE FUSION FUND CLASS I
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .01 ) 0 .17 0 .16 — — — —
AQR LSE FUSION FUND CLASS N
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .01 ) 0 .17 0 .16 — — — —
AQR LSE FUSION FUND CLASS R6
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .01 ) 0 .17 0 .16 — — — —
AQR MACRO OPPORTUNITIES FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 9.54 0 .12 0 .24 0 .36 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.79 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.82 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .99 ) — — ( 0 .99 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0 .15 2 .46 2 .61 ( 0 .03 ) ( 0 .77 ) — ( 0 .80 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) ( 0 .08 ) ( 0 .06 ) — ( 0 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 ( 0 .07 ) 0 .22 0 .15 — ( 0 .09 ) — ( 0 .09 )
AQR MACRO OPPORTUNITIES FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 9.42 0 .10 0 .24 0 .34 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.66 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.61 0 .26 ( 0 .32 ) ( 0 .06 ) ( 0 .89 ) — — ( 0 .89 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0 .12 2 .42 2 .54 ( 0 .02 ) ( 0 .77 ) — ( 0 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) ( 0 .06 ) ( 0 .06 ) — ( 0 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 ( 0 .10 ) 0 .22 0 .12 — ( 0 .09 ) — ( 0 .09 )
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 9.56 0 .12 0 .24 0 .36 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.81 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.85 0 .30 ( 0 .33 ) ( 0 .03 ) ( 1 .01 ) — — ( 1 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0 .12 2 .51 2 .63 ( 0 .04 ) ( 0 .77 ) — ( 0 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) ( 0 .09 ) ( 0 .06 ) — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 ( 0 .07 ) 0 .23 0 .16 — ( 0 .09 ) — ( 0 .09 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.16 1.60% $ 508 18.66%
7
14.39% 2.15% (5.28)% 136%
$ 10.16 1.60% $ 508 18.91%
7
14.64% 2.40% (5.53)% 136%
$ 10.16 1.60% $ 5,079 18.56%
7
14.29% 2.05% (5.17)% 136%
$ 9.90 3.77% $ 31,752 1.60% 1.54% 1.20% 2.42% 53%
$ 9.54 (0.65)% $ 26,909 1.65% 1.42% 1.20% 3.06% 141%
$ 9.79 (0.33)% $ 36,898 1.44% 1.21% 1.20% 2.59% 70%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
11
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.76 3.61% $ 2,395 1.85% 1.79% 1.45% 2.17% 53%
$ 9.42 (0.91)% $ 1,432 1.91% 1.67% 1.45% 2.81% 141%
$ 9.66 (0.55)% $ 2,207 1.71% 1.46% 1.45% 2.49% 70%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
11
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.92 3.77% $ 438,555 1.50% 1.44% 1.10% 2.56% 53%
$ 9.56 (0.54)% $ 178,644 1.55% 1.32% 1.10% 3.04% 141%
$ 9.81 (0.25)% $ 64,460 1.38% 1.11% 1.10% 2.85% 70%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
11
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.54 0 .09 0 .18 0 .27 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.18 0 .28 0 .41 0 .69 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.71 0 .29 ( 0 .13 ) 0 .16 ( 0 .68 ) — (0.01) ( 0 .69 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0 .03 2 .53 2 .56 ( 1 .11 ) — — ( 1 .11 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 ( 0 .09 ) 0 .00
10
( 0 .09 ) ( 0 .50 ) — — ( 0 .50 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 ( 0 .04 ) 0 .01 ( 0 .03 ) ( 0 .42 ) — — ( 0 .42 )
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.46 0 .08 0 .18 0 .26 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0 .25 0 .41 0 .66 ( 0 .31 ) — — ( 0 .31 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.63 0 .26 ( 0 .12 ) 0 .14 ( 0 .65 ) — (0.01) ( 0 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0 .00
10
2 .52 2 .52 ( 1 .09 ) — — ( 1 .09 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 ( 0 .11 ) 0 .00
10
( 0 .11 ) ( 0 .47 ) — — ( 0 .47 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 ( 0 .06 ) 0 .00
10
( 0 .06 ) ( 0 .32 ) — — ( 0 .32 )
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.56 0 .10 0 .17 0 .27 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.20 0 .29 0 .40 0 .69 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.72 0 .30 ( 0 .12 ) 0 .18 ( 0 .69 ) — (0.01) ( 0 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0 .05 2 .52 2 .57 ( 1 .12 ) — — ( 1 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 ( 0 .09 ) 0 .01 ( 0 .08 ) ( 0 .51 ) — — ( 0 .51 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 ( 0 .03 ) 0 .00
10
( 0 .03 ) ( 0 .43 ) — — ( 0 .43 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.38 0 .04 0 .35 0 .39 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.71 0 .19 0 .67 0 .86 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.35 0 .23 ( 0 .28 ) ( 0 .05 ) ( 0 .59 ) — — ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0 .01 3 .03 3 .04 ( 0 .78 ) — — ( 0 .78 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) ( 0 .67 ) — — ( 0 .67 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 ( 0 .06 ) ( 0 .01 ) ( 0 .07 ) ( 0 .66 ) — — ( 0 .66 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.44 0 .02 0 .36 0 .38 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.77 0 .17 0 .68 0 .85 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.41 0 .21 ( 0 .28 ) ( 0 .07 ) ( 0 .57 ) — — ( 0 .57 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 ( 0 .01 ) 3 .04 3 .03 ( 0 .74 ) — — ( 0 .74 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 ( 0 .13 ) ( 0 .04 ) ( 0 .17 ) ( 0 .65 ) — — ( 0 .65 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 ( 0 .07 ) ( 0 .01 ) ( 0 .08 ) ( 0 .54 ) — — ( 0 .54 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.41 0 .04 0 .36 0 .40 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.74 0 .21 0 .66 0 .87 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.37 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .60 ) — — ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0 .01 3 .04 3 .05 ( 0 .79 ) — — ( 0 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) ( 0 .68 ) — — ( 0 .68 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 ( 0 .05 ) ( 0 .01 ) ( 0 .06 ) ( 0 .67 ) — — ( 0 .67 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.81 3.16% $ 1,683,111 3.44% 3.44% 1.25% 2.16% 219%
$ 8.54 8.41% $ 1,331,818 1.88% 1.87% 1.25% 3.20% 605%
$ 8.18 1.80% $ 1,147,293 1.27% 1.27% 1.25% 3.28% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.72 3.07% $ 63,036 3.69% 3.69% 1.50% 1.88% 219%
$ 8.46 8.10% $ 59,908 2.14% 2.12% 1.50% 2.95% 605%
$ 8.11 1.64% $ 50,893 1.53% 1.52% 1.50% 3.01% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.83 3.15% $ 157,456 3.34% 3.34% 1.15% 2.25% 219%
$ 8.56 8.49% $ 156,247 1.79% 1.77% 1.15% 3.30% 605%
$ 8.20 2.02% $ 149,910 1.18% 1.17% 1.15% 3.38% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.77 4.65% $ 167,956 5.09% 5.05% 1.65% 0.90% 234%
$ 8.38 11.22% $ 88,577 2.87% 2.72% 1.65% 2.30% 657%
$ 7.71 (0.58)% $ 77,590 1.87% 1.68% 1.65% 2.72% 0%
$ 8.35 50.00% $ 131,821 1.93%
12
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 8.82 4.50% $ 12,068 5.34% 5.30% 1.90% 0.50% 234%
$ 8.44 10.91% $ 9,013 3.13% 2.97% 1.90% 2.04% 657%
$ 7.77 (0.81)% $ 3,887 2.12% 1.93% 1.90% 2.49% 0%
$ 8.41 49.52% $ 4,923 2.17%
12
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 8.81 4.76% $ 463,112 4.99% 4.95% 1.55% 1.02% 234%
$ 8.41 11.26% $ 207,673 2.78% 2.62% 1.55% 2.47% 657%
$ 7.74 (0.34)% $ 80,335 1.78% 1.58% 1.55% 2.89% 0%
$ 8.37 49.95% $ 46,323 1.84%
12
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MS FUSION FUND CLASS I
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .00 )
10
0 .15 0 .15 — — — —
AQR MS FUSION FUND CLASS N
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .00 )
10
0 .15 0 .15 — — — —
AQR MS FUSION FUND CLASS R6
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .00 )
10
0 .15 0 .15 — — — —
AQR MS FUSION HV FUND CLASS I
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .01 ) 0 .14 0 .13 — — — —
AQR MS FUSION HV FUND CLASS N
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .01 ) 0 .14 0 .13 — — — —
AQR MS FUSION HV FUND CLASS R6
FOR THE PERIOD 06/25/25
6
-06/30/25 $ 10.00 ( 0 .01 ) 0 .14 0 .13 — — — —
AQR MULTI-ASSET FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 10.45 0 .14 0 .79 0 .93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.58 0 .25 0 .80 1 .05 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.83 0 .29 0 .69 0 .98 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0 .25 ( 1 .36 ) ( 1 .11 ) ( 0 .60 ) (0.00)
10
— ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0 .14 1 .27 1 .41 ( 0 .57 ) ( 0 .11 ) — ( 0 .68 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0 .01 0 .25 0 .26 ( 0 .11 ) — — ( 0 .11 )
AQR MULTI-ASSET FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 10.41 0 .14 0 .78 0 .92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.55 0 .21 0 .80 1 .01 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.80 0 .26 0 .70 0 .96 ( 0 .21 ) — — ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0 .22 ( 1 .34 ) ( 1 .12 ) ( 0 .59 ) (0.00)
10
— ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0 .11 1 .27 1 .38 ( 0 .55 ) ( 0 .11 ) — ( 0 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 ( 0 .01 ) 0 .24 0 .23 ( 0 .07 ) — — ( 0 .07 )
AQR MULTI-ASSET FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 10.43 0 .16 0 .78 0 .94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.57 0 .25 0 .80 1 .05 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0 .29 0 .70 0 .99 ( 0 .24 ) — — ( 0 .24 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0 .26 ( 1 .36 ) ( 1 .10 ) ( 0 .61 ) (0.00)
10
— ( 0 .61 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0 .16 1 .26 1 .42 ( 0 .58 ) ( 0 .11 ) — ( 0 .69 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0 .02 0 .25 0 .27 ( 0 .12 ) — — ( 0 .12 )

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.15 1.50% $ 508 9.61%
7
8.30% 2.05% (1.80)% 109%
$ 10.15 1.50% $ 507 9.86%
7
8.55% 2.30% (2.06)% 109%
$ 10.15 1.50% $ 17,257 9.51%
7
8.20% 1.95% (1.70)% 109%
$ 10.13 1.30% $ 507 18.66%
7
16.25% 3.70% (7.38)% 137%
$ 10.13 1.30% $ 506 18.91%
7
16.50% 3.95% (7.64)% 137%
$ 10.13 1.30% $ 9,117 18.56%
7
16.15% 3.60% (7.27)% 137%
$ 11.38 8.90% $ 173,637 1.04% 1.04% 0.79% 2.64% 61%
$ 10.45 10.92% $ 152,319 1.08% 1.05% 0.80% 2.38% 136%
$ 9.58 11.13% $ 119,048 1.11% 1.00% 0.80% 3.07% 125%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 11.33 8.84% $ 18,420 1.29% 1.29% 1.04% 2.66% 61%
$ 10.41 10.55% $ 7,524 1.34% 1.30% 1.05% 2.01% 136%
$ 9.55 10.91% $ 11,539 1.35% 1.25% 1.05% 2.82% 125%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 11.37 9.01% $ 1,094,239 0.94% 0.94% 0.69% 2.97% 61%
$ 10.43 10.92% $ 446,967 0.99% 0.95% 0.70% 2.42% 136%
$ 9.57 11.25% $ 131,739 1.00% 0.90% 0.70% 3.12% 125%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.72 0 .14 0 .30 0 .44 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.29 0 .31 0 .30 0 .61 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.94 0 .31 ( 0 .33 ) ( 0 .02 ) ( 0 .63 ) (0.00)
10
— ( 0 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0 .03 1 .68 1 .71 ( 0 .85 ) — — ( 0 .85 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 ( 0 .08 ) 2 .78 2 .70 ( 1 .47 ) — — ( 1 .47 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 ( 0 .01 ) 0 .54 0 .53 — ( 0 .01 ) — ( 0 .01 )
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.53 0 .12 0 .30 0 .42 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0 .29 0 .29 0 .58 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.76 0 .28 ( 0 .33 ) ( 0 .05 ) ( 0 .60 ) (0.00)
10
— ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0 .01 1 .64 1 .65 ( 0 .83 ) — — ( 0 .83 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 ( 0 .10 ) 2 .74 2 .64 ( 1 .45 ) — — ( 1 .45 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 ( 0 .03 ) 0 .54 0 .51 — ( 0 .01 ) — ( 0 .01 )
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 8.77 0 .14 0 .31 0 .45 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.33 0 .31 0 .32 0 .63 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.98 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .63 ) (0.00)
10
— ( 0 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0 .09 1 .63 1 .72 ( 0 .86 ) — — ( 0 .86 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 ( 0 .08 ) 2 .81 2 .73 ( 1 .48 ) — — ( 1 .48 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 ( 0 .01 ) 0 .54 0 .53 — ( 0 .01 ) — ( 0 .01 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 7.73 0 .09 0 .63 0 .72 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.84 0 .19 1 .24 1 .43 ( 0 .54 ) — — ( 0 .54 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.48 0 .21 0 .77 0 .98 ( 1 .62 ) — — ( 1 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 ( 0 .01 ) 2 .16 2 .15 ( 1 .70 ) — — ( 1 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 ( 0 .10 ) 1 .67 1 .57 ( 0 .90 ) — — ( 0 .90 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 ( 0 .06 ) ( 1 .73 ) ( 1 .79 ) — — — —
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 7.63 0 .08 0 .62 0 .70 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.76 0 .17 1 .22 1 .39 ( 0 .52 ) — — ( 0 .52 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.41 0 .19 0 .76 0 .95 ( 1 .60 ) — — ( 1 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 ( 0 .03 ) 2 .14 2 .11 ( 1 .68 ) — — ( 1 .68 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 ( 0 .12 ) 1 .66 1 .54 ( 0 .88 ) — — ( 0 .88 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 ( 0 .08 ) ( 1 .72 ) ( 1 .80 ) — — — —
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 7.78 0 .09 0 .64 0 .73 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.88 0 .20 1 .24 1 .44 ( 0 .54 ) — — ( 0 .54 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.52 0 .22 0 .77 0 .99 ( 1 .63 ) — — ( 1 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 ( 0 .01 ) 2 .17 2 .16 ( 1 .70 ) — — ( 1 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 ( 0 .10 ) 1 .69 1 .59 ( 0 .91 ) — — ( 0 .91 )
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 ( 0 .05 ) ( 1 .74 ) ( 1 .79 ) — — — —

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.16 5.05% $ 665,066 1.02% 1.00% 1.00% 2.99% 0%
$ 8.72 7.45% $ 529,929 1.03% 1.01% 1.00% 3.65% 0%
$ 8.29 (0.23)% $ 374,019 1.05% 1.01% 1.00% 3.44% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 8.95 4.92% $ 57,252 1.27% 1.25% 1.25% 2.74% 0%
$ 8.53 7.20% $ 44,438 1.28% 1.26% 1.25% 3.43% 0%
$ 8.11 (0.51)% $ 41,426 1.30% 1.26% 1.25% 3.19% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 9.22 5.13% $ 74,223 0.92% 0.90% 0.90% 3.08% 0%
$ 8.77 7.62% $ 186,074 0.92% 0.91% 0.90% 3.58% 0%
$ 8.33 (0.16)% $ 40,876 0.95% 0.91% 0.90% 3.60% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 8.45 9.31% $ 712,845 6.97% 6.97% 1.49% 2.31% 76%
$ 7.73 21.03% $ 543,713 4.63% 4.63% 1.50% 2.41% 289%
$ 6.84 12.81% $ 356,484 1.74% 1.72% 1.50% 2.66% 115%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.33 9.17% $ 61,905 7.22% 7.22% 1.74% 2.08% 76%
$ 7.63 20.71% $ 49,866 4.89% 4.88% 1.75% 2.14% 289%
$ 6.76 12.49% $ 31,491 1.98% 1.96% 1.74% 2.42% 115%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.51 9.38% $ 702,913 6.87% 6.87% 1.39% 2.25% 76%
$ 7.78 21.15% $ 639,420 4.54% 4.53% 1.40% 2.45% 289%
$ 6.88 12.84% $ 487,319 1.64% 1.62% 1.40% 2.75% 115%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
* 1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR TREND TOTAL RETURN FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2025 $ 13.17 0 .13 0 .72 0 .85 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.41 0 .39 3 .59 3 .98 ( 2 .22 ) — — ( 2 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.39 0 .34 2 .33 2 .67 ( 2 .65 ) — — ( 2 .65 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .01 ) 1 .56 1 .55 ( 0 .24 ) (0.00)
10
— ( 0 .24 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .01 ) 0 .09 0 .08 — — — —
AQR TREND TOTAL RETURN FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2025 $ 13.14 0 .12 0 .72 0 .84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.38 0 .37 3 .56 3 .93 ( 2 .17 ) — — ( 2 .17 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.37 0 .32 2 .31 2 .63 ( 2 .62 ) — — ( 2 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .03 ) 1 .55 1 .52 ( 0 .23 ) (0.00)
10
— ( 0 .23 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .01 ) 0 .09 0 .08 — — — —
AQR TREND TOTAL RETURN FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2025 $ 13.20 0 .04 0 .83 0 .87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.42 0 .41 3 .59 4 .00 ( 2 .22 ) — — ( 2 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.40 0 .36 2 .32 2 .68 ( 2 .66 ) — — ( 2 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .04 ) 1 .61 1 .57 ( 0 .25 ) (0.00)
10
— ( 0 .25 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .00 )
10
0 .08 0 .08 — — — —
1
2
3
4
5
6
7
8
9
10
11
12

AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 14.02 6.45% $ 30,512 4.41% 3.79% 1.25% 1.89% 210%
$ 13.17 34.63% $ 22,159 3.35% 2.00% 1.28% 2.79% 609%
$ 11.41 23.56% $ 2,812 2.04% 1.35% 1.30% 2.76% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
7
1.30% 1.30% (1.29)% 0%
$ 13.98 6.39% $ 29,961 4.67% 4.04% 1.50% 1.83% 210%
$ 13.14 34.28% $ 14,281 3.34% 2.25% 1.53% 2.71% 609%
$ 11.38 23.27% $ 7,725 2.28% 1.60% 1.55% 2.59% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
7
1.55% 1.55% (1.54)% 0%
$ 14.07 6.59% $ 24 4.21% 3.69% 1.15% 0.58% 210%
$ 13.20 34.79% $ 17,118 3.02% 1.90% 1.18% 3.03% 609%
$ 11.42 23.64% $ 12,702 1.95% 1.25% 1.20% 2.84% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
7
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2025
The accompanying notes are an integral part of these financial statements.
June 30, 2025 (Unaudited)
*
Annualized for periods less than one year.
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
Commencement of operations.
7
Certain expenses incurred by the Fund were not annualized for the period.
8
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
9
For the year ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
10
Amount is less than $.005 per share.
11
For the year ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.22%.
12
For the year ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Trust consists of twenty-six active series, sixteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund,
AQR CVX Fusion Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity
Fund, AQR LSE Fusion Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR
MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative
Fund and AQR Trend Total Return Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund. The AQR CVX Fusion Fund commenced operations on June 18, 2025 and the AQR LSE Fusion Fund, AQR MS Fusion Fund and AQR MS Fusion HV Fund commenced operations on June 25, 2025.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR CVX Fusion Fund, AQR Diversifying Strategies Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund, AQR
MS Fusion HV Fund and AQR Trend Total Return Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR CVX Fusion Fund, AQR Macro Opportunities Fund, AQR
Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy
Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR
Alternative Risk Premia Offshore Fund Ltd., AQR CVX Fusion Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR Managed
Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-
Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2025
% OF TOTAL
ASSETS AT
JUNE 30, 2025
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 72,395,710 5.9%
AQR CVX Fusion Offshore Fund Ltd. ....................................................... 3,041,583 10.3
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 107,818,423 16.2
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 436,093,290 8.1
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 147,924,477 6.4
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 128,531,735 7.6
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 183,226,107 22.2
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 338,599,824 4.8
AQR Trend Total Return Offshore Fund Ltd. ................................................... 13,613,274 8.4

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and selected counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-
the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2025, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of
November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: The Funds Chief Executive Officer acts as each Fund's chief operating decision maker (“CODM”), as defined in FASB ASC Topic
280 Segment Reporting—Improvements to Reportable Segment Disclosures , assessing performance and making decisions about resource allocation.
The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each
Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments,
Statements of Operations and Changes in Net Assets, and Financial Highlights.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation-adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stocks, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds may be returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on short positions in securities on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. The net amounts of income earned or fees incurred are reported as income from securities sold short, net or fees on securities sold short, net, respectively, on the Statements of Operations. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Funds may reduce the loan balance outstanding by the amount of the recalled security.
Repurchase Agreements: Certain Funds enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time.
Under the terms of a Master Repurchase Agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the
Statements of Assets and Liabilities. Interest earned on repurchase agreements is reported as a component of interest income on the Statements of
Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the
Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Reverse Repurchase Agreements: Certain Funds enter into reverse repurchase agreements under the terms of a Master Repurchase Agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and
Liabilities. Interest incurred on reverse repurchase agreements is reported as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreements, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are disclosed in each Fund’s Schedule of
Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation-Linked Notes with a maturity greater than 90 days in the amount of $42,909,255 for the AQR Macro Opportunities Fund.
The following table presents the Fund’s repurchase agreements and reverse repurchase agreements by counterparty, net of amounts available for offset under Master Repurchase Agreements and any related collateral received or pledged by the Fund as of June 30, 2025:
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
AQR Macro Opportunities Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
LIABILITIES
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
JPMC .......... Reverse
Repurchase
Agreements $ 18,279,153 $ – $ 18,279,153 $ (18,279,153) $ – $ –
MLIN .......... Reverse
Repurchase
Agreements 23,885,826 – 23,885,826 (23,885,826) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 42,164,979 – 42,164,979 (42,164,979) – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $295,463 and total additional collateral pledged was $1,104,394.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily indication of the risks associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The independent pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified as Level 2. These include certain U.S. Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated prices furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated prices are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are classified as Level 2 within the fair value hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing service aggregates valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Repurchase agreements and reverse repurchase agreements are valued based on the respective contract amounts, which approximate fair value.
As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral). These investments are classified as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 299,697,227 $ 206,277,930 $ – $ 505,975,157
Preferred Stocks
†
.............................. – 93,357 – 93,357
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 182,627,629 – – 182,627,629
U.S. Treasury Obligations ....................... – 31,776,660 – 31,776,660
Interest Rate Swap Contracts* .................... – 4,478,649 – 4,478,649
Total Return Swap Contracts* ..................... – 250,945 – 250,945
Futures Contracts* ............................. 9,268,154 – – 9,268,154
Forward Foreign Currency Exchange Contracts* ...... – 4,322,774 – 4,322,774
Total Assets $ 491,593,010 $ 247,200,315 $ –
(a)
$ 738,793,325
– – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (266,342,095) $ (176,590,210) $ – $ (442,932,305)
Preferred Stocks (Sold Short)
†
.................... – (2,335,634) – (2,335,634)
Warrants (Sold Short)
†
.......................... (5,969) – – (5,969)
Interest Rate Swap Contracts* .................... – (2,585,113) – (2,585,113)
Total Return Swap Contracts* ..................... – (293,112) – (293,112)
Futures Contracts* ............................. (7,247,148) – – (7,247,148)
Forward Foreign Currency Exchange Contracts* ...... – (7,412,354) – (7,412,354)
Total Liabilities $ (273,595,212) $ (189,216,423) $ – $ (462,811,635)
AQR CVX FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 4,913,923 $ 2,550,126 $ – $ 7,464,049
Investment Companies ......................... 10,662,025 – – 10,662,025
Credit Default Swap Contracts* ................... – 18,820 – 18,820
Interest Rate Swap Contracts* .................... – 109,259 – 109,259
Futures Contracts* ............................. 554,096 – – 554,096
Forward Foreign Currency Exchange Contracts* ...... – 108,072 – 108,072
Total Assets $ 16,130,044 $ 2,786,277 $ – $ 18,916,321
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (5,024,858) $ (2,775,741) $ – $ (7,800,599)
Preferred Stocks (Sold Short)
†
.................... – (35,881) – (35,881)
Credit Default Swap Contracts* ................... – (9,484) – (9,484)
Interest Rate Swap Contracts* .................... – (72,946) – (72,946)
Total Return Swap Contracts* ..................... – (2,279) – (2,279)
Futures Contracts* ............................. (172,040) – – (172,040)
Forward Foreign Currency Exchange Contracts* ...... – (89,966) – (89,966)
Total Liabilities $ (5,196,898) $ (2,986,297) $ – $ (8,183,195)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 232,783,347 $ 11,235,667 $ 85,545 $ 244,104,559
Convertible Preferred Stocks ..................... 13,600,000 – – 13,600,000
Closed-End Funds ............................. 15,129,150 – – 15,129,150
Corporate Bonds .............................. – 119,864,871 125,629 119,990,500
Convertible Bonds ............................. – 904,045,893 – 904,045,893
Rights ...................................... 2,131,530 734,003 194,653 3,060,186
Warrants .................................... 5,547,468 127,494 609,151 6,284,113
Securities in Litigation .......................... – – –
(a)
–
(a)
Units ....................................... 76,612,420 2,082,557 1,790,781 80,485,758
Investment Companies ......................... 574,900,030 – – 574,900,030
U.S. Treasury Obligations ....................... – 570,641,110 – 570,641,110
Options Purchased ............................ 206,380 – – 206,380
Total Return Swap Contracts* ..................... – –
(a)
– –
(a)
Forward Foreign Currency Exchange Contracts* ...... – 344,397 – 344,397
Total Return Basket Swap Contracts* ............... – 8,662,227 – 8,662,227
Total Assets $ 920,910,325 $ 1,617,738,219 $ 2,805,759 $ 2,541,454,303
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (564,959,807) $ (20,217,872) $ –
(a)
$ (585,177,679)
Corporate Bonds (Sold Short) .................... – (15,715,705) – (15,715,705)
Convertible Bonds (Sold Short) ................... – (34,552,093) – (34,552,093)
Credit Default Swap Contracts* ................... – (377,991) – (377,991)
Futures Contracts* ............................. (1,103,913) – – (1,103,913)
Forward Foreign Currency Exchange Contracts* ...... – (582,937) – (582,937)
Total Return Basket Swap Contracts* ............... – (4,535,814) – (4,535,814)
Total Liabilities $ (566,063,720) $ (75,982,412) $ –
(a)
$ (642,046,132)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 3,636,007,929 $ – $ – $ 3,636,007,929
Total Assets $ 3,636,007,929 $ – $ – $ 3,636,007,929
– – – –
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 2,719,823,996 $ 1,869,923,816 $ – $ 4,589,747,812
Investment Companies ......................... 803,806,649 – – 803,806,649
U.S. Treasury Obligations ....................... – 937,571,948 – 937,571,948
Forward Foreign Currency Exchange Contracts* ...... – 564,893 – 564,893
Total Return Basket Swap Contracts* ............... – – –
(a)
–
(a)
Total Assets $ 3,523,630,645 $ 2,808,060,657 $ –
(a)
$ 6,331,691,302
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (2,669,233,964) $ (1,600,950,263) $ – $ (4,270,184,227)
Preferred Stocks (Sold Short)
†
.................... – (20,669,446) – (20,669,446)
Forward Foreign Currency Exchange Contracts* ...... – (3,333,134) – (3,333,134)
Total Return Basket Swap Contracts* ............... – (73) – (73)
Total Liabilities $ (2,669,233,964) $ (1,624,952,916) $ – $ (4,294,186,880)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 6,079,271,743 $ 4,337,053,254 $ – $ 10,416,324,997
Investment Companies ......................... 1,897,372,701 – – 1,897,372,701
U.S. Treasury Obligations ....................... – 2,254,121,442 – 2,254,121,442
Total Return Swap Contracts* ..................... – 1,127,916 – 1,127,916
Futures Contracts* ............................. 51,806,283 – – 51,806,283
Forward Foreign Currency Exchange Contracts* ...... – 14,553,356 – 14,553,356
Total Return Basket Swap Contracts* ............... – – 2 2
Total Assets $ 8,028,450,727 $ 6,606,855,968 $ 2 $ 14,635,306,697
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (6,021,049,008) $ (3,785,602,664) $ – $ (9,806,651,672)
Preferred Stocks (Sold Short)
†
.................... – (58,033,905) – (58,033,905)
Total Return Swap Contracts* ..................... – (1,878,426) – (1,878,426)
Futures Contracts* ............................. (489,573) – – (489,573)
Forward Foreign Currency Exchange Contracts* ...... – (8,923,678) – (8,923,678)
Total Return Basket Swap Contracts* ............... – – (5) (5)
Total Liabilities $ (6,021,538,581) $ (3,854,438,673) $ (5) $ (9,875,977,259)
AQR LSE FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 9,483,586 $ 6,581,095 $ – $ 16,064,681
Preferred Stocks
†
.............................. – 4,330 – 4,330
Investment Companies ......................... 3,821,085 – – 3,821,085
Futures Contracts* ............................. 108,530 – – 108,530
Forward Foreign Currency Exchange Contracts* ...... – 470 – 470
Total Assets $ 13,413,201 $ 6,585,895 $ – $ 19,999,096
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (9,468,710) $ (5,800,519) $ – $ (15,269,229)
Preferred Stocks (Sold Short)
†
.................... – (49,813) – (49,813)
Forward Foreign Currency Exchange Contracts* ...... – (9,043) – (9,043)
Total Liabilities $ (9,468,710) $ (5,859,375) $ – $ (15,328,085)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 21,124,861 $ – $ – $ 21,124,861
Investment Companies ......................... 231,413,599 – – 231,413,599
U.S. Treasury Obligations ....................... – 206,614,705 – 206,614,705
Credit Default Swap Contracts* ................... – 3,258,875 – 3,258,875
Interest Rate Swap Contracts* .................... – 30,003,508 – 30,003,508
Total Return Swap Contracts* ..................... – 762,949 – 762,949
Futures Contracts* ............................. 19,636,072 – – 19,636,072
Forward Foreign Currency Exchange Contracts* ...... – 17,873,345 – 17,873,345
Total Assets $ 272,174,532 $ 258,513,382 $ – $ 530,687,914
– – – –
LIABILITIES
Reverse Repurchase Agreements ................. $ – $ (42,164,979) $ – $ (42,164,979)
Credit Default Swap Contracts* ................... – (1,612,840) – (1,612,840)
Interest Rate Swap Contracts* .................... – (22,209,079) – (22,209,079)
Total Return Swap Contracts* ..................... – (562,772) – (562,772)
Futures Contracts* ............................. (22,867,571) – – (22,867,571)
Forward Foreign Currency Exchange Contracts* ...... – (20,198,072) – (20,198,072)
Total Liabilities $ (22,867,571) $ (86,747,742) $ – $ (109,615,313)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,012,538,602 $ 601,891,144 $ – $ 1,614,429,746
Investment Companies ......................... 414,274,485 – – 414,274,485
U.S. Treasury Obligations ....................... – 1,187,749,514 – 1,187,749,514
Credit Default Swap Contracts* ................... – 4,176,174 – 4,176,174
Interest Rate Swap Contracts* .................... – 24,210,230 – 24,210,230
Total Return Swap Contracts* ..................... – 1,640,614 – 1,640,614
Futures Contracts* ............................. 47,277,815 – – 47,277,815
Forward Foreign Currency Exchange Contracts* ...... – 28,739,592 – 28,739,592
Total Assets $ 1,474,090,902 $ 1,848,407,268 $ – $ 3,322,498,170
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (1,019,750,292) $ (614,664,062) $ – $ (1,634,414,354)
Preferred Stocks (Sold Short) ..................... – (9,835,426) – (9,835,426)
Credit Default Swap Contracts* ................... – (2,062,294) – (2,062,294)
Interest Rate Swap Contracts* .................... – (16,952,333) – (16,952,333)
Total Return Swap Contracts* ..................... – (1,086,375) – (1,086,375)
Futures Contracts* ............................. (45,738,408) – – (45,738,408)
Forward Foreign Currency Exchange Contracts* ...... – (27,261,717) – (27,261,717)
Total Liabilities $ (1,065,488,700) $ (671,862,207) $ – $ (1,737,350,907)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 487,820,023 $ 284,082,399 $ – $ 771,902,422
Investment Companies ......................... 123,760,222 – – 123,760,222
U.S. Treasury Obligations ....................... – 329,296,011 – 329,296,011
Credit Default Swap Contracts* ................... – 2,058,012 – 2,058,012
Interest Rate Swap Contracts* .................... – 11,817,528 – 11,817,528
Total Return Swap Contracts* ..................... – 818,036 – 818,036
Futures Contracts* ............................. 23,042,957 – – 23,042,957
Forward Foreign Currency Exchange Contracts* ...... – 14,599,536 – 14,599,536
Total Return Basket Swap Contracts* ............... – – –
(a)
–
(a)
Total Assets $ 634,623,202 $ 642,671,522 $ –
(a)
$ 1,277,294,724
– – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (493,664,719) $ (297,847,244) $ – $ (791,511,963)
Preferred Stocks (Sold Short)
†
.................... – (3,881,822) – (3,881,822)
Credit Default Swap Contracts* ................... – (1,029,859) – (1,029,859)
Interest Rate Swap Contracts* .................... – (8,360,350) – (8,360,350)
Total Return Swap Contracts* ..................... – (546,258) – (546,258)
Futures Contracts* ............................. (22,228,255) – – (22,228,255)
Forward Foreign Currency Exchange Contracts* ...... – (13,433,245) – (13,433,245)
Total Return Basket Swap Contracts* ............... – – (15,997) (15,997)
Total Liabilities $ (515,892,974) $ (325,098,778) $ (15,997) $ (841,007,749)
AQR MS FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 14,703,195 $ 10,143,166 $ – $ 24,846,361
Preferred Stocks
†
.............................. – 6,877 – 6,877
Investment Companies ......................... 10,576,792 – – 10,576,792
Credit Default Swap Contracts* ................... – 11,148 – 11,148
Interest Rate Swap Contracts* .................... – 374,065 – 374,065
Total Return Swap Contracts* ..................... – 6,045 – 6,045
Futures Contracts* ............................. 342,327 – – 342,327
Forward Foreign Currency Exchange Contracts* ...... – 81,638 – 81,638
Total Assets $ 25,622,314 $ 10,622,939 $ – $ 36,245,253
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (14,672,150) $ (8,950,738) $ – $ (23,622,888)
Preferred Stocks (Sold Short)
†
.................... – (77,961) – (77,961)
Credit Default Swap Contracts* ................... – (4,793) – (4,793)
Interest Rate Swap Contracts* .................... – (328,902) – (328,902)
Total Return Swap Contracts* ..................... – (1,757) – (1,757)
Futures Contracts* ............................. (23,545) – – (23,545)
Forward Foreign Currency Exchange Contracts* ...... – (102,865) – (102,865)
Total Liabilities $ (14,695,695) $ (9,467,016) $ – $ (24,162,711)
AQR MS FUSION HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 16,302,107 $ 11,243,710 $ – $ 27,545,817
Preferred Stocks
†
.............................. – 7,641 – 7,641
Investment Companies ......................... 2,233,974 – – 2,233,974
Credit Default Swap Contracts* ................... – 11,148 – 11,148
Interest Rate Swap Contracts* .................... – 429,350 – 429,350
Total Return Swap Contracts* ..................... – 5,787 – 5,787
Futures Contracts* ............................. 203,848 – – 203,848
Forward Foreign Currency Exchange Contracts* ...... – 59,590 – 59,590
Total Assets $ 18,739,929 $ 11,757,226 $ – $ 30,497,155
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (16,275,283) $ (9,910,957) $ – $ (26,186,240)
Preferred Stocks (Sold Short)
†
.................... – (86,468) – (86,468)
Credit Default Swap Contracts* ................... – (4,793) – (4,793)
Interest Rate Swap Contracts* .................... – (377,894) – (377,894)
Total Return Swap Contracts* ..................... – (1,850) – (1,850)
Futures Contracts* ............................. (29,434) – – (29,434)
Forward Foreign Currency Exchange Contracts* ...... – (78,662) – (78,662)
Total Liabilities $ (16,304,717) $ (10,460,624) $ – $ (26,765,341)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 527,627,150 $ 188,142,471 $ –
(a)
$ 715,769,621
Preferred Stocks
†
.............................. – 401,288 – 401,288
Foreign Government Securities ................... – 144,218,361 – 144,218,361
Investment Companies ......................... 210,875,798 – – 210,875,798
U.S. Treasury Obligations ....................... – 330,312,625 – 330,312,625
Total Return Swap Contracts* ..................... – 1,322,397 – 1,322,397
Futures Contracts* ............................. 24,746,935 – – 24,746,935
Forward Foreign Currency Exchange Contracts* ...... – 10,792,406 – 10,792,406
Total Assets $ 763,249,883 $ 675,189,548 $ –
(a)
$ 1,438,439,431
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (124,680,606) $ (42,082,362) $ –
(a)
$ (166,762,968)
Preferred Stocks (Sold Short)
†
.................... – (584,189) – (584,189)
Warrants (Sold Short)
†
.......................... – – –
(a)
–
(a)
Futures Contracts* ............................. (18,100,600) – – (18,100,600)
Forward Foreign Currency Exchange Contracts* ...... – (21,681,874) – (21,681,874)
Total Liabilities $ (142,781,206) $ (64,348,425) $ –
(a)
$ (207,129,631)
AQR RISK-BALANCED COMMODITIES STRATEGY
FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 406,945,571 $ – $ – $ 406,945,571
U.S. Treasury Obligations ....................... – 360,310,501 – 360,310,501
Futures Contracts* ............................. 33,987,250 – – 33,987,250
Total Assets $ 440,932,821 $ 360,310,501 $ – $ 801,243,322
– – – –
LIABILITIES
Futures Contracts* ............................. $ (42,815,497) $ – $ – $ (42,815,497)
Total Liabilities $ (42,815,497) $ – $ – $ (42,815,497)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 1,841,892,277 $ 1,217,332,442 $ – $ 3,059,224,719
Preferred Stocks
†
.............................. 656,671 – – 656,671
Investment Companies ......................... 533,460,591 – – 533,460,591
U.S. Treasury Obligations ....................... – 396,947,189 – 396,947,189
Interest Rate Swap Contracts* .................... – 30,996,691 – 30,996,691
Total Return Swap Contracts* ..................... – 1,526,293 – 1,526,293
Futures Contracts* ............................. 25,381,593 – – 25,381,593
Forward Foreign Currency Exchange Contracts* ...... – 19,386,674 – 19,386,674
Total Return Basket Swap Contracts* ............... – 3,864,308 –
(a)
3,864,308
Total Assets $ 2,401,391,132 $ 1,670,053,597 $ –
(a)
$ 4,071,444,729
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (1,633,935,230) $ (1,056,182,322) $ – $ (2,690,117,552)
Preferred Stocks (Sold Short)
†
.................... – (15,020,942) – (15,020,942)
Interest Rate Swap Contracts* .................... – (17,989,177) – (17,989,177)
Total Return Swap Contracts* ..................... – (1,680,402) – (1,680,402)
Futures Contracts* ............................. (37,476,930) – – (37,476,930)
Forward Foreign Currency Exchange Contracts* ...... – (42,934,825) – (42,934,825)
Total Return Basket Swap Contracts* ............... – (738,837) (10) (738,847)
Total Liabilities $ (1,671,412,160) $ (1,134,546,505) $ (10) $ (2,805,958,675)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity
Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund and AQR Style Premia Alternative
Fund are considered quantitatively insignificant for additional disclosure.
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 30,957,864 $ 17,842,373 $ – $ 48,800,237
Investment Companies ......................... 42,840,866 – – 42,840,866
U.S. Treasury Obligations ....................... – 1,491,492 – 1,491,492
Credit Default Swap Contracts* ................... – 122,566 – 122,566
Interest Rate Swap Contracts* .................... – 716,944 – 716,944
Total Return Swap Contracts* ..................... – 47,344 – 47,344
Futures Contracts* ............................. 2,397,083 – – 2,397,083
Forward Foreign Currency Exchange Contracts* ...... – 873,043 – 873,043
Total Assets $ 76,195,813 $ 21,093,762 $ – $ 97,289,575
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (30,756,512) $ (18,145,842) $ – $ (48,902,354)
Preferred Stocks (Sold Short) ..................... – (246,147) – (246,147)
Credit Default Swap Contracts* ................... – (60,243) – (60,243)
Interest Rate Swap Contracts* .................... – (502,380) – (502,380)
Total Return Swap Contracts* ..................... – (31,054) – (31,054)
Futures Contracts* ............................. (1,368,680) – – (1,368,680)
Forward Foreign Currency Exchange Contracts* ...... – (823,269) – (823,269)
Total Return Basket Swap Contracts* ............... – (2) – (2)
Total Liabilities $ (32,125,192) $ (19,808,937) $ – $ (51,934,129)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
6. Federal Income Tax Matters
At June 30, 2025, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2024 for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 59,811,660 $ 253,872,777 $ (37,702,747) $ 216,170,030
AQR CVX Fusion Fund ................................... 10,261,394 1,015,066 (543,334) 471,732
AQR Diversified Arbitrage Fund ............................. 1,883,076,745 152,676,160 (136,344,734) 16,331,426
AQR Diversifying Strategies Fund ........................... 3,433,989,873 202,018,056 — 202,018,056
AQR Equity Market Neutral Fund ........................... 1,410,014,372 814,293,948 (186,803,898) 627,490,050
AQR Long-Short Equity Fund .............................. 3,271,329,811 2,044,656,935 (556,657,308) 1,487,999,627
AQR LSE Fusion Fund ................................... 4,573,034 452,502 (354,525) 97,977
AQR Macro Opportunities Fund ............................. 414,300,735 65,556,904 (58,785,038) 6,771,866
AQR Managed Futures Strategy Fund ........................ 1,184,162,928 518,177,042 (117,192,707) 400,984,335
AQR Managed Futures Strategy HV Fund ..................... 284,713,188 214,509,964 (62,936,177) 151,573,787
AQR MS Fusion Fund .................................... 11,790,553 1,025,387 (733,398) 291,989
AQR MS Fusion HV Fund ................................. 3,582,781 956,816 (807,783) 149,033
AQR Multi-Asset Fund ................................... 1,054,754,661 226,267,666 (49,712,527) 176,555,139
AQR Risk-Balanced Commodities Strategy Fund ................ 767,323,429 34,004,611 (42,900,215) (8,895,604)
AQR Style Premia Alternative Fund .......................... 568,343,223 964,719,533 (267,576,702) 697,142,831
AQR Trend Total Return Fund .............................. 31,382,144 17,796,009 (3,822,707) 13,973,302
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ................................................. $ 168,800,116 $ —
AQR Diversified Arbitrage Fund .................................................... — 91,880,598
AQR Diversifying Strategies Fund .................................................. 82,756 —
AQR Equity Market Neutral Fund .................................................. 217,116,298 —
AQR Long-Short Equity Fund ..................................................... 521,310,295 —
AQR Macro Opportunities Fund .................................................... 4,231,341 13,200,532
AQR Managed Futures Strategy Fund ............................................... 616,488,167 517,769,619
AQR Managed Futures Strategy HV Fund
*
........................................... 94,768,817 51,928,674
AQR Multi-Asset Fund
*
.......................................................... 20,618,466 18,650,933
AQR Style Premia Alternative Fund ................................................. 658,501,570 28,442,823
AQR Trend Total Return Fund ..................................................... 1,905,887 —
* Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
7. Investment Transactions
During the period ended June 30, 2025, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the period ended June 30, 2025, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 210,478,104 $ 117,836,737 $ 312,217,533 $ 212,961,995
AQR CVX Fusion Fund ................................... 7,252,614 — 7,665,786 —
AQR Diversified Arbitrage Fund ............................. 1,435,355,114 1,560,943,205 912,990,179 955,515,209
AQR Diversifying Strategies Fund ........................... 2,039,398,024 109,814,699 — —
AQR Equity Market Neutral Fund ........................... 4,221,539,739 1,564,128,723 4,599,662,829 1,959,426,293
AQR Long-Short Equity Fund .............................. 8,230,921,278 2,994,917,779 8,690,834,895 3,359,138,507
AQR LSE Fusion Fund ................................... 15,788,079 — 15,035,879 —
AQR Macro Opportunities Fund ............................. 52,580,894 23,952,976 — —
AQR Managed Futures Strategy Fund ........................ 1,529,827,659 1,098,970,699 1,879,974,853 1,365,805,357
AQR Managed Futures Strategy HV Fund ..................... 799,317,415 419,321,043 908,071,550 481,795,642
AQR MS Fusion Fund .................................... 24,420,210 — 23,261,923 —
AQR MS Fusion HV Fund ................................. 27,072,851 — 25,787,584 —
AQR Multi-Asset Fund ................................... 890,817,374 284,661,922 201,756,594 115,055,304
AQR Style Premia Alternative Fund .......................... 955,144,157 714,309,096 1,394,588,654 1,123,804,335
AQR Trend Total Return Fund .............................. 50,028,073 50,945,822 52,643,687 53,120,022
FUND PURCHASES SALES
AQR Macro Opportunities Fund ......................................................... $ 39,154,675 $ 8,430,360
AQR Multi-Asset Fund ............................................................... 252,794,981 42,106,110

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Total Return Basket Swap Contracts: Certain Funds enter into total return basket swap contracts to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreements between the Funds and the counterparty. The maturity dates are determined from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Cash settlements between a Fund and the counterparty are reported as net realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is reported as realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a Master Agreements between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Funds' risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Interest rate swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s
Schedule of Investments.
Option Contracts: Certain Funds may write and purchase put and call option contracts. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract. When a security is purchased or sold through an exercise of an option contract, the related premium paid (received) is added to (deducted from) the basis of the security acquired or deducted from (added to) the proceeds of the security sold. When a premium-style option contract expires, a Fund realizes a gain (loss) on the option contract to the extent of the premiums received (paid). When a Fund enters into a closing transaction, the Fund realizes a gain (loss) to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of a security above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the security underlying the written option contract. Written and purchased option contracts are non-income producing investments.
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
The number of contracts, strike price, and expiration date for each written put option contract at period end, if any, are disclosed in each Fund’s Schedule of Investments.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at June 30, 2025:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
Equity Risk Exposure: 4,453,710 506,666 7,821,724
Unrealized Appreciation on Futures Contracts
*
.................................. $ 2,944,448 $ 494,431 $ –
Swaps at Value (Assets)
**
................................................. 250,945 – 3,079,530
Purchased Options at Market Value .......................................... – – 206,380
Unrealized Depreciation on Futures Contracts
*
................................. (965,204) (9,955) –
Swaps at Value (Liabilities)
**
............................................... (293,112) (2,279) (4,535,814)
4,453,710 506,666 7,821,724
Foreign Exchange Rate Risk Exposure: 11,735,128 198,038 927,334
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 4,322,774 108,072 344,397
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (7,412,354) (89,966) (582,937)
11,735,128 198,038 927,334
Interest Rate Risk Exposure: 10,716,404 213,977 6,686,610
Unrealized Appreciation on Futures Contracts
*
.................................. 2,383,600 18,070 –
Swaps at Value (Assets)
**
................................................. 4,478,649 109,259 5,582,697
Unrealized Depreciation on Futures Contracts
*
................................. (1,269,037) (13,699) (1,103,913)
Swaps at Value (Liabilities)
**
............................................... (2,585,113) (72,946) –
10,716,404 213,977 6,686,610
Credit Risk Exposure: – 28,305 377,992
Swaps at Value (Assets)
**
................................................. – 18,820 –
Swaps at Value (Liabilities)
**
............................................... – (9,484) (377,991)
– 28,305 377,992
Commodity Risk Exposure: 8,953,012 189,984 –
Unrealized Appreciation on Futures Contracts
*
.................................. 3,940,106 41,595 –
Unrealized Depreciation on Futures Contracts
*
................................. (5,012,907) (148,386) –
8,953,012 189,984 –
Net Fair Value of Derivative Contracts: (2,306,785) 443,531 1,269,897
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 2,021,006 382,056 (1,103,913)
Swaps at Value
**
........................................................ 1,851,369 43,370 3,748,422
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (3,089,580) 18,106 (238,540)
Purchased Options at Market Value .......................................... – – 206,380

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Equity Risk Exposure: 73 55,302,205 108,530 6,743,234
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 51,806,283 $ 108,530 $ 3,453,219
Swaps at Value (Assets)
**
................................. – 1,127,918 – 762,949
Unrealized Depreciation on Futures Contracts
*
................. – (489,573) – (1,964,293)
Swaps at Value (Liabilities)
**
............................... (73) (1,878,431) – (562,772)
73 55,302,205 108,530 6,743,234
Foreign Exchange Rate Risk Exposure: 3,898,027 23,477,034 9,513 38,071,417
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 564,893 14,553,356 470 17,873,345
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (3,333,134) (8,923,678) (9,043) (20,198,072)
3,898,027 23,477,034 9,513 38,071,417
Interest Rate Risk Exposure: – – – 61,766,609
Unrealized Appreciation on Futures Contracts
*
.................. – – – 4,754,374
Swaps at Value (Assets)
**
................................. – – – 30,003,508
Unrealized Depreciation on Futures Contracts
*
................. – – – (4,799,652)
Swaps at Value (Liabilities)
**
............................... – – – (22,209,079)
– – – 61,766,609
Credit Risk Exposure: – – – 4,871,720
Swaps at Value (Assets)
**
................................. – – – 3,258,875
Swaps at Value (Liabilities)
**
............................... – – – (1,612,840)
– – – 4,871,720
Commodity Risk Exposure: – – – 27,532,105
Unrealized Appreciation on Futures Contracts
*
.................. – – – 11,428,479
Unrealized Depreciation on Futures Contracts
*
................. – – – (16,103,626)
– – – 27,532,105
Net Fair Value of Derivative Contracts: (5,536,628) 55,445,362 91,384 (1,471,811)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... – 51,316,710 108,530 (3,231,499)
Swaps at Value
**
........................................ (73) (750,513) – 9,640,641
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (2,768,241) 5,629,678 (8,573) (2,324,727)
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Equity Risk Exposure: 17,772,778 8,935,273 350,125 205,266
Unrealized Appreciation on Futures Contracts
*
.................. $ 11,072,461 $ 5,525,800 $ 334,415 $ 189,111
Swaps at Value (Assets)
**
................................. 1,640,614 818,036 6,045 5,787
Unrealized Depreciation on Futures Contracts
*
................. (3,973,328) (2,029,179) (7,908) (8,517)
Swaps at Value (Liabilities)
**
............................... (1,086,375) (562,255) (1,757) (1,850)
17,772,778 8,935,273 350,125 205,266
Foreign Exchange Rate Risk Exposure: 56,001,309 28,032,781 184,503 138,252
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 28,739,592 14,599,536 81,638 59,590
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (27,261,717) (13,433,245) (102,865) (78,662)
56,001,309 28,032,781 184,503 138,252
Interest Rate Risk Exposure: 50,705,834 24,855,092 726,519 842,900
Unrealized Appreciation on Futures Contracts
*
.................. 4,823,957 2,282,593 7,912 14,737
Swaps at Value (Assets)
**
................................. 24,210,230 11,817,528 374,065 429,350
Unrealized Depreciation on Futures Contracts
*
................. (4,719,310) (2,394,621) (15,637) (20,917)
Swaps at Value (Liabilities)
**
............................... (16,952,333) (8,360,350) (328,902) (377,894)
50,705,834 24,855,092 726,519 842,900
Credit Risk Exposure: 6,238,467 3,087,875 15,940 15,940
Swaps at Value (Assets)
**
................................. 4,176,174 2,058,012 11,148 11,148
Swaps at Value (Liabilities)
**
............................... (2,062,294) (1,029,859) (4,793) (4,793)
6,238,467 3,087,875 15,940 15,940
Commodity Risk Exposure: 68,427,161 33,039,017 – –
Unrealized Appreciation on Futures Contracts
*
.................. 31,381,397 15,234,564 – –
Unrealized Depreciation on Futures Contracts
*
................. (37,045,770) (17,804,455) – –
68,427,161 33,039,017 – –
Net Fair Value of Derivative Contracts: 12,943,298 6,722,106 332,132 198,016
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 1,539,407 814,702 318,782 174,414

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Swaps at Value
**
........................................ 9,926,016 4,741,112 55,806 61,748
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 1,477,875 1,166,291 (21,227) (19,072)
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Equity Risk Exposure: 5,517,366 – 17,202,614 1,471,983
Unrealized Appreciation on Futures Contracts
*
.................. $ 2,696,437 $ – $ 2,858,258 $ 1,271,918
Swaps at Value (Assets)
**
................................. 1,322,397 – 5,390,601 47,344
Unrealized Depreciation on Futures Contracts
*
................. (1,498,534) – (6,534,510) (121,664)
Swaps at Value (Liabilities)
**
............................... – – (2,419,249) (31,056)
5,517,366 – 17,202,614 1,471,983
Foreign Exchange Rate Risk Exposure: 32,474,280 – 62,321,499 1,696,312
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 10,792,406 – 19,386,674 873,043
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (21,681,874) – (42,934,825) (823,269)
32,474,280 – 62,321,499 1,696,312
Interest Rate Risk Exposure: 13,545,018 – 67,603,750 1,506,713
Unrealized Appreciation on Futures Contracts
*
.................. 11,219,931 – 5,339,223 144,415
Swaps at Value (Assets)
**
................................. – – 30,996,691 716,944
Unrealized Depreciation on Futures Contracts
*
................. (2,325,085) – (13,278,656) (142,978)
Swaps at Value (Liabilities)
**
............................... – – (17,989,177) (502,380)
13,545,018 – 67,603,750 1,506,713
Credit Risk Exposure: – – – 182,809
Swaps at Value (Assets)
**
................................. – – – 122,566
Swaps at Value (Liabilities)
**
............................... – – – (60,243)
– – – 182,809
Commodity Risk Exposure: 25,107,543 76,802,747 34,847,879 2,084,788
Unrealized Appreciation on Futures Contracts
*
.................. 10,830,567 33,987,250 17,184,112 980,750
Unrealized Depreciation on Futures Contracts
*
................. (14,276,981) (42,815,497) (17,663,764) (1,104,038)
25,107,543 76,802,747 34,847,879 2,084,788
Net Fair Value of Derivative Contracts: (13,810,203) (17,656,494) (55,308,110) 1,371,352
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 6,646,335 (8,828,247) (12,095,337) 1,028,403
Swaps at Value
**
........................................ 1,322,397 – 15,978,866 293,175
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (10,889,468) – (23,548,151) 49,774
* Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the period ended June 30, 2025:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (70,068) 28,466 9,002,900
Futures Contracts ....................................................... $ (1,253,750) $ 27,420 $ (652,204)
Swap Contracts ........................................................ 1,183,682 1,046 11,722,805
Written Option Contracts .................................................. – – (982,424)
Purchased Option Contracts ............................................... – – (1,085,277)
(70,067.57) 28,466.24 9,002,899.93
Foreign Exchange Rate Risk Exposure: (2,545,724) – 146,270
Forward Foreign Currency Exchange Contracts ................................. (2,545,724) – 146,270
(2,545,724) – 146,270
Interest Rate Risk Exposure: (953,592) (3,066) (3,996,119)
Futures Contracts ....................................................... 649,412 (954) (898,838)
Swap Contracts ........................................................ (1,603,004) (2,112) (3,097,281)
(953,591.96) (3,065.73) (3,996,119.25)
Credit Risk Exposure: – (2,445) 80,079
Swap Contracts ........................................................ – (2,445) 80,079
– (2,444.97) 80,079.18
Commodity Risk Exposure: 1,975,588 (7,964) –
Futures Contracts ....................................................... 1,975,588 (7,964) –
1,975,587.63 (7,964.35) –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 3,720,556 482,198 8,294,417
Futures Contracts ....................................................... 3,432,311 484,476 –
Swap Contracts ........................................................ 288,245 (2,279) 8,294,417
Purchased Option Contracts – – 663,364
3,720,556 482,198 8,294,417
Foreign Exchange Rate Risk Exposure: 5,037,831 18,106 1,206,769
Forward Foreign Currency Exchange Contracts ................................. (5,037,831) 18,106 (1,206,769)
5,037,831 18,106 1,206,769
Interest Rate Risk Exposure: 2,186,547 35,402 7,709,660
Futures Contracts ....................................................... 1,392,227 4,371 (1,362,638)
Swap Contracts ........................................................ 794,324 31,032 9,072,298
2,186,547 35,402 7,709,660
Credit Risk Exposure: – 1,089 16,438
Swap Contracts ........................................................ – 1,090 (16,439)
– 1,089 16,438
Commodity Risk Exposure: 4,550,318 106,792 –
Futures Contracts ....................................................... (4,550,322) (106,791) –
4,550,318 106,792 –
*
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (17) 43,494,652 – 5,994,931
Futures Contracts ....................................... $ – $ 34,935,793 $ – $ 6,590,411
Swap Contracts ........................................ (17) 8,558,859 – (595,480)
(17.28) 43,494,652.05 – 5,994,930.95
Foreign Exchange Rate Risk Exposure: (7,810,778) 12,525,103 – (1,300,948)
Forward Foreign Currency Exchange Contracts ................. (7,810,778) 12,525,103 – (1,300,948)
(7,810,778) 12,525,103 – (1,300,948)
Interest Rate Risk Exposure: – – – (5,016,887)
Futures Contracts ....................................... – – – 5,572,567
Swap Contracts ........................................ – – – (10,589,454)
– – – (5,016,886.64)
Credit Risk Exposure: – – – (1,740,537)
Swap Contracts ........................................ – – – (1,740,537)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
*
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
– – – (1,740,536.73)
Commodity Risk Exposure: – – – 3,093,787
Futures Contracts ....................................... – – – 3,093,787
– – – 3,093,787.44
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (60) 72,156,297 108,530 958,545
Futures Contracts ....................................... – 71,229,766 108,530 317,863
Swap Contracts ........................................ (60) 926,531 – 640,683
60 72,156,297 108,530 958,545
Foreign Exchange Rate Risk Exposure: 4,300,885 8,434,079 8,573 3,974,780
Forward Foreign Currency Exchange Contracts ................. (4,300,885) 8,434,079 (8,573) (3,974,780)
4,300,885 8,434,079 8,573 3,974,780
Interest Rate Risk Exposure: – – – 11,882,890
Futures Contracts ....................................... – – – (1,109,831)
Swap Contracts ........................................ – – – 12,992,721
– – – 11,882,890
Credit Risk Exposure: – – – 388,495
Swap Contracts ........................................ – – – 388,496
– – – 388,495
Commodity Risk Exposure: – – – 7,148,130
Futures Contracts ....................................... – – – (7,148,130)
– – – 7,148,130
*
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 42,053,732 12,180,904 (6,780) (1,146)
Futures Contracts ....................................... $ 30,852,018 $ 10,424,375 $ (6,732) $ (1,098)
Swap Contracts ........................................ 11,201,714 1,756,530 (48) (48)
42,053,732.12 12,180,904.15 (6,779.73) (1,145.6)
Foreign Exchange Rate Risk Exposure: (7,608,646) (3,910,526) – –
Forward Foreign Currency Exchange Contracts ................. (7,608,646) (3,910,526) – –
(7,608,646) (3,910,526) – –
Interest Rate Risk Exposure: (2,982,662) (1,813,498) (2,312) (2,621)
Futures Contracts ....................................... 2,883,393 635,021 3,430 (104)
Swap Contracts ........................................ (5,866,056) (2,448,519) (5,742) (2,517)
(2,982,662.19) (1,813,498.37) (2,312.41) (2,620.68)
Credit Risk Exposure: (1,574,137) (982,624) (7,770) (5,623)
Swap Contracts ........................................ (1,574,137) (982,624) (7,770) (5,623)
(1,574,136.93) (982,623.92) (7,770.03) (5,623.45)
Commodity Risk Exposure: (39,739,404) (20,920,668) – –
Futures Contracts ....................................... (39,739,404) (20,920,668) – –
(39,739,404.05) (20,920,667.99) – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 7,690,239 3,721,320 330,795 184,532
Futures Contracts ....................................... 7,916,457 3,770,464 326,507 180,594
Swap Contracts ........................................ (226,220) (49,145) 4,288 3,937
7,690,239 3,721,320 330,795 184,532
Foreign Exchange Rate Risk Exposure: 12,299,360 2,970,980 21,227 19,072
Forward Foreign Currency Exchange Contracts ................. (12,299,360) (2,970,980) (21,227) (19,072)
12,299,360 2,970,980 21,227 19,072
Interest Rate Risk Exposure: 2,997,392 3,367,265 13,309 12,715
Futures Contracts ....................................... (7,095,268) (2,268,250) (7,725) (6,180)
Swap Contracts ........................................ 10,092,656 5,635,518 (5,583) (6,535)
2,997,392 3,367,265 13,309 12,715
Credit Risk Exposure: 526,670 274,131 456 456
Swap Contracts ........................................ 526,672 274,131 456 456
526,670 274,131 456 456
Commodity Risk Exposure: 24,841,685 7,931,027 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
*
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Futures Contracts ....................................... (24,841,679) (7,931,029) – –
24,841,685 7,931,027 – –
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (9,493,342) – 14,198,308 547,128
Futures Contracts ....................................... $ (7,500,876) $ – $ 19,356,983 $ 141,074
Swap Contracts ........................................ (1,992,466) – (5,158,676) 406,055
(9,493,342.21) – 14,198,307.61 547,128.46
Foreign Exchange Rate Risk Exposure: (17,173,142) – (16,812,279) (317,338)
Forward Foreign Currency Exchange Contracts ................. (17,173,142) – (16,812,279) (317,338)
(17,173,142) – (16,812,279) (317,338)
Interest Rate Risk Exposure: (996,001) – 5,634,727 (158,616)
Futures Contracts ....................................... (996,001) – 14,497,486 54,369
Swap Contracts ........................................ – – (8,862,759) (212,985)
(996,000.68) – 5,634,727.49 (158,616.1)
Credit Risk Exposure: – – – (280,178)
Swap Contracts ........................................ – – – (280,178)
– – – (280,178)
Commodity Risk Exposure: 7,105,032 27,670,559 3,348,045 (1,126,178)
Futures Contracts ....................................... 7,105,032 27,670,559 3,348,045 (1,126,178)
7,105,032.15 27,670,558.53 3,348,044.66 (1,126,177.51)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 3,789,058 – (2,035,392) 1,990,973
Futures Contracts ....................................... 2,150,648 – (5,396,330) 1,989,779
Swap Contracts ........................................ 1,638,412 – 3,360,938 1,196
3,789,058 – 2,035,392 1,990,973
Foreign Exchange Rate Risk Exposure: 12,939,884 – 32,280,147 386,181
Forward Foreign Currency Exchange Contracts ................. (12,939,884) – (32,280,147) (386,181)
12,939,884 – 32,280,147 386,181
Interest Rate Risk Exposure: 14,377,917 – 5,367,822 80,144
Futures Contracts ....................................... 14,377,915 – (8,992,554) (227,690)
Swap Contracts ........................................ – – 3,624,733 307,835
14,377,917 – 5,367,822 80,144
Credit Risk Exposure: – – – 14,969
Swap Contracts ........................................ – – – 14,969
– – – 14,969
Commodity Risk Exposure: 3,644,101 5,730,924 18,748,428 795,531
Futures Contracts ....................................... (3,644,102) (5,730,924) (18,748,429) (795,532)
3,644,101 5,730,924 18,748,428 795,531

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2025:
AQR Alternative Risk Premia Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 21,381 $ (21,381) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,160,748 (2,160,748) – – – –
GSIN .......... Total Return Swap
Contracts 26,783 (17,535) 9,248 – – 9,248
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,162,026 (2,162,026) – – – –
MLIN .......... Total Return Swap
Contracts 13,497 (13,497) – – – –
MSCS .......... Total Return Swap
Contracts 189,284 (126,756) 62,528 – (62,528) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,573,719 (4,501,943) 71,776 – (62,528) 9,248
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Alternative Risk Premia Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 82,303 $ (21,381) $ 60,922 $ – $ – $ 60,922
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,705,980 (2,160,748) 1,545,232 – (1,545,232) –
GSIN .......... Total Return Swap
Contracts 17,535 (17,535) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,706,374 (2,162,026) 1,544,348 – (1,544,348) –
MLIN .......... Total Return Swap
Contracts 66,518 (13,497) 53,021 – (53,021) –
MSCS .......... Total Return Swap
Contracts 126,756 (126,756) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,705,466 (4,501,943) 3,203,523 – (3,142,601) 60,922
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $489,324 and total additional collateral pledged was $13,239,344.
AQR CVX Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 54,032 $ (44,986) $ 9,046 $ – $ – $ 9,046
JPMC .......... Forward Foreign
Currency Exchange
Contracts 54,040 (44,980) 9,060 – – 9,060
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 108,072 (89,966) 18,106 – – 18,106
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR CVX Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 44,986 $ (44,986) $ – $ – $ – $ –
JPMC .......... Total Return Swap
Contracts 1,963 – 1,963
JPMC .......... Forward Foreign
Currency Exchange
Contracts 44,980 (44,980) –
Total JPMC 46,943 (44,980) 1,963 – – 1,963
MSCS .......... Total Return Swap
Contracts 316 – 316 – – 316
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 92,245 (89,966) 2,279 – – 2,279
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.
AQR Diversified Arbitrage Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 2,711,803 $ – $ 2,711,803 $ – $ – $ 2,711,803
CITI ........... Forward Foreign
Currency Exchange
Contracts 344,397 (344,397) – – – –
GSIN .......... Total Return Basket
Swap Contracts 5,870,287 (4,535,814) 1,334,473 – – 1,334,473
MLIN .......... Total Return Basket
Swap Contracts 80,137 – 80,137 – – 80,137
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,006,624 (4,880,211) 4,126,413 – – 4,126,413
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Diversified Arbitrage Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 582,937 $ (344,397) $ 238,540 $ – $ (238,540) $ –
GSIN .......... Total Return Basket
Swap Contracts 4,535,814 (4,535,814) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,118,751 (4,880,211) 238,540 – (238,540) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $150,173 and total additional collateral pledged was $208,586,474.
AQR Equity Market Neutral Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 282,368 $ (282,368) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 282,525 (282,525) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 564,893 (564,893) – – – –
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Equity Market Neutral Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,666,690 $ (282,368) $ 1,384,322 $ – $ (1,384,322) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,666,444 (282,525) 1,383,919 – (1,383,919) –
MSIP .......... Total Return Basket
Swap Contracts 73 – 73 (73) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,333,207 (564,893) 2,768,314 (73) (2,768,241) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $9,089,672.
AQR Long-Short Equity Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 7,276,046 $ (4,462,222) $ 2,813,824 $ – $ (2,481,445) $ 332,379
JPMC .......... Total Return Swap
Contracts 1,127,916 (1,127,916) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,277,310 (4,461,456) 2,815,854
JPMC .......... Total Return Basket
Swap Contracts 2 – 2
Total JPMC 8,405,228 (5,589,372) 2,815,856 – – 2,815,856
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,681,274 (10,051,594) 5,629,680 – (2,481,445) 3,148,235
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Long-Short Equity Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 5 $ – $ 5 $ – $ (5) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 4,462,222 (4,462,222) – – – –
GSIN .......... Total Return Swap
Contracts 591,501 – 591,501 (591,501) – –
JPMC .......... Total Return Swap
Contracts 1,286,925 (1,127,916) 159,009
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,461,456 (4,461,456) –
Total JPMC 5,748,381 (5,589,372) 159,009 (159,009) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,802,109 (10,051,594) 750,515 (750,510) (5) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $28,739,950.
AQR LSE Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 235 $ (235) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 235 (235) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 470 (470) – – – –
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR LSE Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,522 $ (235) $ 4,287 $ – $ – $ 4,287
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,521 (235) 4,286 – – 4,286
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,043 (470) 8,573 – – 8,573
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.
AQR Macro Opportunities Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 8,530 $ (8,530) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 8,936,012 (8,936,012) – – – –
GSIN .......... Total Return Swap
Contracts 730,345 (178,129) 552,216 – (94,476) 457,740
JPMC .......... Forward Foreign
Currency Exchange
Contracts 8,937,333 (8,937,333) – – – –
MLIN .......... Total Return Swap
Contracts 24,074 (24,074) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 18,636,294 (18,084,078) 552,216 – (94,476) 457,740
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Macro Opportunities Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 98,027 $ (8,530) $ 89,497 $ – $ – $ 89,497
CITI ........... Forward Foreign
Currency Exchange
Contracts 10,099,965 (8,936,012) 1,163,953 – (1,163,953) –
GSIN .......... Total Return Swap
Contracts 178,129 (178,129) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,098,107 (8,937,333) 1,160,774 – (1,160,774) –
MLIN .......... Total Return Swap
Contracts 286,616 (24,074) 262,542 – – 262,542
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 20,760,844 (18,084,078) 2,676,766 – (2,324,727) 352,039
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $101,792 and total additional collateral pledged was $22,971,285.
AQR Managed Futures Strategy Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 14,369,920 $ (13,632,248) $ 737,672 $ – $ (120,107) $ 617,565
JPMC .......... Forward Foreign
Currency Exchange
Contracts 14,369,672 (13,629,469) 740,203 – – 740,203
MLIN .......... Total Return Swap
Contracts 15,994 (15,994) – – – –
MSCS .......... Total Return Swap
Contracts 1,624,620 (445,337) 1,179,283 – (1,179,283) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 30,380,206 (27,723,048) 2,657,158 – (1,299,390) 1,357,768
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Managed Futures Strategy Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 13,632,248 $ (13,632,248) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 44,791 – 44,791 (44,791) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 13,629,469 (13,629,469) – – – –
MLIN .......... Total Return Swap
Contracts 596,247 (15,994) 580,253 (580,253) – –
MSCS .......... Total Return Swap
Contracts 445,337 (445,337) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 28,348,092 (27,723,048) 625,044 (625,044) – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $1,791,807 and total additional collateral pledged was $45,957,477.
AQR Managed Futures Strategy HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 7,299,798 $ (6,717,332) $ 582,466 $ – $ (320,152) $ 262,314
GSIN .......... Total Return Swap
Contracts 818,036 (18,010) 800,026 – (450,053) 349,973
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,299,738 (6,715,913) 583,825 – – 583,825
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,417,572 (13,451,255) 1,966,317 – (770,205) 1,196,112
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Managed Futures Strategy HV Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 6,717,332 $ (6,717,332) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 18,010 (18,010) –
GSIN .......... Total Return Basket
Swap Contracts 15,997 – 15,997
Total GSIN 34,007 (18,010) 15,997 (15,997) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,715,913 (6,715,913) – – – –
MLIN .......... Total Return Swap
Contracts 528,248 – 528,248 – (109,078) 419,170
(b)
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 13,995,500 (13,451,255) 544,245 (15,997) (109,078) 419,170
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $29,100,899.
(b)   The amount of collateral shown for total return swap contracts is not indicative of the aggregate collateral as of period end because of the timing of payments with counterparties.
AQR MS Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 40,813 $ (40,813) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 6,045 (392) 5,653 – – 5,653
JPMC .......... Forward Foreign
Currency Exchange
Contracts 40,825 (40,825) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 87,683 (82,030) 5,653 – – 5,653
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR MS Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 51,439 $ (40,813) $ 10,626 $ – $ – $ 10,626
GSIN .......... Total Return Swap
Contracts 392 (392) – – – –
JPMC .......... Total Return Swap
Contracts 1,365 – 1,365
JPMC .......... Forward Foreign
Currency Exchange
Contracts 51,426 (40,825) 10,601
Total JPMC 52,791 (40,825) 11,966 – – 11,966
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 104,622 (82,030) 22,592 – – 22,592
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $110,000.
AQR MS Fusion HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 29,794 $ (29,794) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 5,787 (370) 5,417 – – 5,417
JPMC .......... Forward Foreign
Currency Exchange
Contracts 29,796 (29,796) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 65,377 (59,960) 5,417 – – 5,417
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR MS Fusion HV Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 39,336 $ (29,794) $ 9,542 $ – $ – $ 9,542
GSIN .......... Total Return Swap
Contracts 370 (370) – – – –
JPMC .......... Total Return Swap
Contracts 1,480 – 1,480
JPMC .......... Forward Foreign
Currency Exchange
Contracts 39,326 (29,796) 9,530
Total JPMC 40,806 (29,796) 11,010 – – 11,010
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 80,512 (59,960) 20,552 – – 20,552
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $110,000.
AQR Multi-Asset Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 1,110,053 $ – $ 1,110,053 $ – $ – $ 1,110,053
CITI ........... Forward Foreign
Currency Exchange
Contracts 5,394,812 (5,394,812) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,397,594 (5,397,594) – – – –
MLIN .......... Total Return Swap
Contracts 201,222 – 201,222 – (201,222) –
MSCS .......... Total Return Swap
Contracts 11,122 – 11,122 – – 11,122
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,114,803 (10,792,406) 1,322,397 – (201,222) 1,121,175
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Multi-Asset Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,841,717 $ (5,394,812) $ 5,446,905 $ – $ (5,446,905) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,840,157 (5,397,594) 5,442,563 – (5,442,563) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 21,681,874 (10,792,406) 10,889,468 – (10,889,468) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $1,208,318 and total additional collateral pledged was $20,275,474.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Style Premia Alternative Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 868,573 $ (868,573) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 9,692,375 (9,692,375) –
Total CITI 10,560,948 (10,560,948) – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 520,229 – 520,229
GSIN .......... Total Return Basket
Swap Contracts 766,979 (183,673) 583,306
Total GSIN 1,287,208 (183,673) 1,103,535 – (673,003) 430,532
JPMC .......... Total Return Swap
Contracts 129,999 – 129,999
JPMC .......... Forward Foreign
Currency Exchange
Contracts 9,694,299 (9,694,299) –
Total JPMC 9,824,298 (9,694,299) 129,999 – – 129,999
MLIN .......... Total Return Swap
Contracts 7,492 (7,492) –
MLIN .......... Total Return Basket
Swap Contracts 603,949 – 603,949
Total MLIN 611,441 (7,492) 603,949 – – 603,949
MSIP .......... Total Return Basket
Swap Contracts 2,493,380 – 2,493,380 – (2,102,196) 391,184
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 24,777,275 (20,446,412) 4,330,863 – (2,775,199) 1,555,664
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Style Premia Alternative Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 274,853 $ – $ 274,853 $ – $ (2,678) $ 272,175
CITI ........... Total Return Swap
Contracts 1,251,892 (868,573) 383,319
CITI ........... Forward Foreign
Currency Exchange
Contracts 21,470,578 (9,692,375) 11,778,203
Total CITI 22,722,470 (10,560,948) 12,161,522 – (12,161,522) –
GSIN .......... Total Return Basket
Swap Contracts 183,673 (183,673) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 21,464,247 (9,694,299) 11,769,948
JPMC .......... Total Return Basket
Swap Contracts 555,174 – 555,174
Total JPMC 22,019,421 (9,694,299) 12,325,122 (12,325,122) – –
MLIN .......... Total Return Swap
Contracts 153,657 (7,492) 146,165 – (99,599) 46,566
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 45,354,074 (20,446,412) 24,907,662 (12,325,122) (12,263,799) 318,741
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $101,299,485.
AQR Trend Total Return Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 436,524 $ (411,679) $ 24,845 $ – $ – $ 24,845
GSIN .......... Total Return Swap
Contracts 47,344 (14,074) 33,270 – – 33,270
JPMC .......... Forward Foreign
Currency Exchange
Contracts 436,519 (411,590) 24,929 – – 24,929
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 920,387 (837,343) 83,044 – – 83,044
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
AQR Trend Total Return Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 411,679 $ (411,679) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 14,074 (14,074) – – – –
JPMC .......... Total Return Swap
Contracts 16,980 – 16,980
JPMC .......... Forward Foreign
Currency Exchange
Contracts 411,590 (411,590) –
Total JPMC 428,570 (411,590) 16,980 – (16,980) –
MLIN .......... Total Return Basket
Swap Contracts 2 – 2 – – 2
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 854,325 (837,343) 16,982 – (16,980) 2
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $1,588,040.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
For the period ended June 30, 2025, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Futures Contracts:
Average Notional Balance - Long $ 734,325,040 $ 53,325,054 $ – $ –
Average Notional Balance - Short 284,055,366 4,612,961 202,900,213 –
Ending Notional Balance - Long 1,001,946,445 53,325,054 – –
Ending Notional Balance - Short 254,246,534 4,612,961 196,559,136 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 315,509,422 7,666,047 15,494,010 11,009,437
Average Settlement Value - Sold 344,212,178 6,309,022 53,453,660 144,022,303
Ending Value - Purchased 303,868,487 7,666,047 24,174,469 37,162
Ending Value - Sold 359,981,204 6,309,022 80,177,253 222,290,223
Exchange-Traded Option Contracts:
Average Number of Contracts - Purchased – – 7,581 –
Average Number of Contracts - Written – – 1,640 –
Ending Number of Contracts - Purchased – – 607 –
Ending Number of Contracts - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 317,795 8,825,000 –
Average Notional Balance - Sell Protection – 317,795 – –
Ending Notional Balance - Buy Protection – 317,795 4,925,000 –
Ending Notional Balance - Sell Protection – 317,795 – –
Total Return Swap Contracts:
Average Notional Balance - Long 41,108,474 429,928 – –
Average Notional Balance - Short 16,484,928 – 20,221,323 –
Ending Notional Balance - Long 34,109,503 429,928 – –
Ending Notional Balance - Short 16,992,082 – 11,121,007 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 478,336,323 6,620,084 – –
Average Notional Balance - Receives Fixed Rate 533,668,836 26,830,068 – –
Ending Notional Balance - Pays Fixed Rate 690,019,859 6,620,084 – –
Ending Notional Balance - Receives Fixed Rate 837,730,587 26,830,068 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – 878,865,755 –
Average Notional of Underlying Positions - Short – – 351,694,904 264
Ending Notional Balance - Long – – 913,177,347 –
**
Ending Notional Balance - Short – – 322,095,540 291

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Futures Contracts:
Average Notional Balance - Long $ 1,205,405,139 $ 6,191,213 $ 2,108,080,940 $ 6,577,319,888 $ 2,908,913,660
Average Notional Balance - Short – – 1,132,075,590 2,199,771,541 819,267,654
Ending Notional Balance - Long 1,837,928,893 6,191,213 3,358,324,444 8,564,904,267 4,222,286,080
Ending Notional Balance - Short – – 1,371,311,599 1,497,576,189 737,254,969
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 482,970,832 44,358 906,465,479 2,100,542,029 861,032,912
Average Settlement Value - Sold 337,883,106 763,382 828,208,044 2,224,478,853 859,640,270
Ending Value - Purchased 702,289,919 44,358 1,119,390,579 1,968,998,098 992,317,381
Ending Value - Sold 529,856,552 763,382 1,041,047,300 1,751,692,947 880,768,038
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – – 29,586,989 56,831,949 22,156,454
Average Notional Balance - Sell Protection – – 49,799,878 89,734,670 35,614,911
Ending Notional Balance - Buy Protection – – 56,572,447 73,823,872 36,658,973
Ending Notional Balance - Sell Protection – – 51,214,138 64,333,674 31,997,450
Total Return Swap Contracts:
Average Notional Balance - Long 165,995,330 – 64,395,670 160,448,450 65,739,322
Average Notional Balance - Short – – 29,034,755 23,594,223 8,344,715
Ending Notional Balance - Long 210,810,977 – 68,441,108 144,854,791 70,357,097
Ending Notional Balance - Short – – 36,006,214 3,231,566 1,723,502
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate – – 2,849,274,237 2,977,362,699 1,140,567,663
Average Notional Balance - Receives Fixed Rate – – 3,220,214,708 4,438,627,783 1,922,708,296
Ending Notional Balance - Pays Fixed Rate – – 3,390,713,988 1,417,718,361 697,306,827
Ending Notional Balance - Receives Fixed Rate – – 4,871,780,417 6,044,835,847 2,977,809,937
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – – – –
Average Notional of Underlying Positions - Short – – – – 62,116
Ending Notional Balance - Long –
**
– – – –
**
Ending Notional Balance - Short –
**
– – – –
**

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Futures Contracts:
Average Notional Balance - Long $ 54,196,978 $ 50,931,561 $ 1,399,593,294 $ 1,252,627,897 $ 1,835,357,072
Average Notional Balance - Short 11,242,280 13,292,608 328,954,495 375,596,454 2,179,271,009
Ending Notional Balance - Long 54,196,978 50,931,561 1,951,243,438 1,185,055,455 1,887,077,434
Ending Notional Balance - Short 11,242,280 13,292,608 312,449,450 384,426,260 2,000,421,779
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 11,642,200 7,099,192 703,729,161 – 1,743,213,866
Average Settlement Value - Sold 12,645,185 8,145,687 778,379,917 – 1,896,032,390
Ending Value - Purchased 11,642,200 7,099,192 746,792,524 – 1,418,535,541
Ending Value - Sold 12,645,185 8,145,687 880,610,359 – 1,863,293,182
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 217,795 217,795 – – –
Average Notional Balance - Sell Protection 117,795 117,795 – – –
Ending Notional Balance - Buy Protection 217,795 217,795 – – –
Ending Notional Balance - Sell Protection 117,795 117,795 – – –
Total Return Swap Contracts:
Average Notional Balance - Long 1,030,424 1,021,640 33,033,466 – 272,287,540
Average Notional Balance - Short 432,434 322,433 31,469,587 – 189,840,129
Ending Notional Balance - Long 1,030,424 1,021,640 27,632,695 – 174,248,711
Ending Notional Balance - Short 432,434 322,433 47,011,066 – 170,440,361
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 44,250,611 51,337,804 – – 3,459,813,741
Average Notional Balance - Receives Fixed Rate 69,069,092 78,650,679 – – 3,865,766,173
Ending Notional Balance - Pays Fixed Rate 44,250,611 51,337,804 – – 4,826,026,673
Ending Notional Balance - Receives Fixed Rate 69,069,092 78,650,679 – – 5,907,420,481
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – – – 130,168,653
Average Notional of Underlying Positions - Short – – – – 106,091,672
Ending Notional Balance - Long – – – – 127,962,146
Ending Notional Balance - Short – – – – 100,862,001

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR TREND
TOTAL RETURN
FUND
Futures Contracts:
Average Notional Balance - Long $ 234,552,855
Average Notional Balance - Short 73,667,026
Ending Notional Balance - Long 286,309,174
Ending Notional Balance - Short 45,204,030
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 71,060,100
Average Settlement Value - Sold 77,282,745
Ending Value - Purchased 58,831,287
Ending Value - Sold 53,139,577
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 1,817,403
Average Notional Balance - Sell Protection 2,825,927
Ending Notional Balance - Buy Protection 2,192,210
Ending Notional Balance - Sell Protection 1,849,920
Total Return Swap Contracts:
Average Notional Balance - Long 4,889,507
Average Notional Balance - Short 991,013
Ending Notional Balance - Long 4,153,325
Ending Notional Balance - Short –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 99,369,340
Average Notional Balance - Receives Fixed Rate 139,317,221
Ending Notional Balance - Pays Fixed Rate 42,898,415
Ending Notional Balance - Receives Fixed Rate 180,342,125
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long –
Average Notional of Underlying Positions - Short 17,783
Ending Notional Balance - Long –
Ending Notional Balance - Short 410
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
**
Includes total return basket swap contracts with zero notional value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund for Class I, N, and R6 shares, exclusive of certain expenses, at least through April 30, 2026, except for the AQR CVX Fusion
Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund and AQR MS Fusion HV Fund, which are at least through April 30, 2027. Pursuant to the Expense
Limitation Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six month period following the end of the month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense
Limitation Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR CVX Fusion Fund ................................................................................ 0.95
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR LSE Fusion Fund ................................................................................. 1.95
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR MS Fusion Fund ................................................................................. 1.85
AQR MS Fusion HV Fund .............................................................................. 3.50
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund ....................................................................... 1.30
AQR Trend Total Return Fund ........................................................................... 1.05
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR CVX Fusion Fund ............................................................ 0.20 0.20 0.10
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR LSE Fusion Fund ............................................................. 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR MS Fusion Fund ............................................................. 0.20 0.20 0.10
AQR MS Fusion HV Fund .......................................................... 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund ................................................... 0.20 0.20 0.10
AQR Trend Total Return Fund ....................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
The amounts reimbursed by the Adviser for the period ended June 30, 2025, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2025 are as follows:
POTENTIAL RECOUPMENT --
AMOUNTS EXPIRING JUNE 30, --
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
JUNE 30, 2025 JUNE 30, 2025 20 25 20 26 20 27 20 28
AQR ALTERNATIVE RISK PREMIA FUND
Class I ............. $ 36,018 $ 268,887 $ 46,275 $ 94,106 $ 92,488 $ 36,018
Class N ............. 6,380 34,701 6,810 9,509 12,002 6,380
Class R6 ............ 52,777 505,214 107,454 175,057 169,926 52,777
Totals $ 95,175 $ 808,802 $ 160,539 $ 278,672 $ 274,416 $ 95,175
AQR CVX FUSION FUND
Class I ............. $ 729 $ 729 $ – $ – $ – $ 729
Class N ............. 728 728 – – – 728
Class R6 ............ 17,484 17,484 – – – 17,484
Totals $ 18,941 $ 18,941 $ – $ – $ – $ 18,941
AQR DIVERSIFIED ARBITRAGE FUND
Class I ............. $ – $ 157,747 $ 34,606 $ 71,392 $ 51,749 $ –
Class N ............. – 9,192 3,763 3,635 1,794 –
Class R6 ............ – 100,422 27,589 40,523 32,310 –
Totals $ – $ 267,361 $ 65,958 $ 115,550 $ 85,853 $ –
AQR DIVERSIFYING STRATEGIES FUND
Class I ............. $ – $ – $ – $ – $ – $ –
Class N ............. – – – – – –
Class R6 ............ – – – – – –
Totals $ – $ – $ – $ – $ – $ –
AQR EQUITY MARKET NEUTRAL FUND
Class I ............. $ – $ 160,879 $ – $ 99,209 $ 61,670 $ –
Class N ............. – 46,215 12,255 23,529 10,431 –
Class R6 ............ – 55,967 – 13,889 42,078 –
Totals $ – $ 263,061 $ 12,255 $ 136,627 $ 114,179 $ –
AQR LONG-SHORT EQUITY FUND
Class I ............. $ – $ – $ – $ – $ – $ –
Class N ............. – – – – – –
Class R6 ............ – – – – – –
Totals $ – $ – $ – $ – $ – $ –
AQR LSE FUSION FUND
Class I ............. $ 676 $ 676 $ – $ – $ – $ 676
Class N ............. 675 675 – – – 675
Class R6 ............ 6,755 6,755 – – – 6,755
Totals $ 8,106 $ 8,106 $ – $ – $ – $ 8,106
AQR MACRO OPPORTUNITIES FUND
Class I ............. $ 8,385 $ 329,314 $ 97,600 $ 150,418 $ 72,911 $ 8,385
Class N ............. 522 33,682 10,734 17,821 4,605 522
Class R6 ............ 86,499 581,864 60,011 154,618 280,736 86,499
Totals $ 95,406 $ 944,860 $ 168,345 $ 322,857 $ 358,252 $ 95,406
AQR MANAGED FUTURES STRATEGY FUND
Class I ............. $ 8,714 $ 69,254 $ – $ – $ 60,540 $ 8,714
Class N ............. 386 15,417 – 5,696 9,335 386
Class R6 ............ 5,570 58,747 10,731 16,506 25,940 5,570
Totals $ 14,670 $ 143,418 $ 10,731 $ 22,202 $ 95,815 $ 14,670
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ............. $ 25,791 $ 493,336 $ 159,415 $ 185,174 $ 122,956 $ 25,791
Class N ............. 2,612 36,845 15,953 8,285 9,995 2,612
Class R6 ............ 70,455 503,909 57,529 129,771 246,154 70,455
Totals $ 98,858 $ 1,034,090 $ 232,897 $ 323,230 $ 379,105 $ 98,858

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
During the period ended June 30, 2025, the Funds repaid to the Advisor the following amounts previously reimbursed:
Pursuant to the Sub-Advisory Agreements among the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
POTENTIAL RECOUPMENT --
AMOUNTS EXPIRING JUNE 30, --
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
JUNE 30, 2025 JUNE 30, 2025 2025 2026 2027 2028
AQR MS FUSION FUND
Class I ............. $ 216 $ 216 $ – $ – $ – $ 216
Class N ............. 216 216 – – – 216
Class R6 ............ 7,345 7,345 – – – 7,345
Totals $ 7,777 $ 7,777 $ – $ – $ – $ 7,777
AQR MS FUSION HV FUND
Class I ............. $ 392 $ 392 $ – $ – $ – $ 392
Class N ............. 392 392 – – – 392
Class R6 ............ 7,063 7,063 – – – 7,063
Totals $ 7,847 $ 7,847 $ – $ – $ – $ 7,847
AQR MULTI-ASSET FUND
Class I ............. $ 926 $ 294,146 $ 122,383 $ 118,583 $ 52,254 $ 926
Class N ............. 47 22,929 8,438 11,360 3,084 47
Class R6 ............ 2,798 180,880 – 69,027 109,055 2,798
Totals $ 3,771 $ 497,955 $ 130,821 $ 198,970 $ 164,393 $ 3,771
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ............. $ 32,437 $ 372,126 $ 102,399 $ 153,133 $ 84,157 $ 32,437
Class N ............. 3,413 44,394 12,813 18,273 9,895 3,413
Class R6 ............ 5,239 43,739 8,683 16,622 13,195 5,239
Totals $ 41,089 $ 460,259 $ 123,895 $ 188,028 $ 107,247 $ 41,089
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ............. $ – $ 101,796 $ 41,744 $ 53,669 $ 6,383 $ –
Class N ............. – 11,279 5,410 5,300 569 –
Class R6 ............ – 213,721 78,536 86,481 48,704 –
Totals $ – $ 326,796 $ 125,690 $ 145,450 $ 55,656 $ –
AQR TREND TOTAL RETURN FUND
Class I ............. $ 80,841 $ 321,281 $ 65,181 $ 75,004 $ 100,255 $ 80,841
Class N ............. 77,484 323,214 37,748 51,497 156,485 77,484
Class R6 ............ 5,361 330,312 74,825 79,668 170,458 5,361
Totals $ 163,686 $ 974,807 $ 177,754 $ 206,169 $ 427,198 $ 163,686
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 88,616 $ 4,619 $ 54,126
AQR Diversifying Strategies Fund ........................................... 30,962 – 6,215
AQR Equity Market Neutral Fund ........................................... 133,514 18,704 80,105
AQR Long-Short Equity Fund .............................................. 119,950 10,109 4,323
AQR Managed Futures Strategy Fund ........................................ 57,051 2,295 10,440
AQR Multi-Asset Fund ................................................... 15,494 1,372 79,379
AQR Risk-Balanced Commodities Strategy Fund ................................ 1,556 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargoes, tariffs or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments, long-term or short-term, are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Non-traditional data, also known as “alternative data”, is often less structured than traditional data sets and usually has less history, making it more complicated to incorporate in quantitative models. Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When
Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regard to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned as a result of lending under the Interfund Lending Program is reported as interfund lending income on the Statements of Operations.
The Funds did not utilize the Interfund Lending Program for the period ended June 30, 2025.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2025
June 30, 2025 (Unaudited)
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund, AQR CVX Fusion Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund
and AQR MS Fusion HV Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $350,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 14, 2025. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR (including a 0.10%
adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the
Participating Fund to drop below the required amount under the Agreement (between 300-500% per Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the
Statements of Operations.
The Funds did not have any borrowings for the period ended June 30, 2025.
14. Principal Ownership
As of June 30, 2025, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management is currently evaluating ASU 2023-09 and its potential impact to financial statement disclosures.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Alternative Risk Premia Fund .......................... 3 93.77% – %
AQR CVX Fusion Fund ................................... 1 100.00 100.00
AQR Diversified Arbitrage Fund ............................. 4 82.43 22.86
AQR Diversifying Strategies Fund ........................... 5 93.83 –
AQR Equity Market Neutral Fund ........................... 5 87.17 32.10
AQR Long-Short Equity Fund .............................. 7 89.07 –
AQR LSE Fusion Fund ................................... 1 100.00 100.00
AQR Macro Opportunities Fund ............................. 1 92.71 92.71
AQR Managed Futures Strategy Fund ........................ 8 84.93 –
AQR Managed Futures Strategy HV Fund ..................... 3 90.55 68.04
AQR MS Fusion Fund .................................... 1 100.00 100.00
AQR MS Fusion HV Fund ................................. 1 100.00 100.00
AQR Multi-Asset Fund ................................... 2 90.34 84.57
AQR Risk-Balanced Commodities Strategy Fund ................ 5 84.89 –
AQR Style Premia Alternative Fund .......................... 5 91.20 32.10
AQR Trend Total Return Fund .............................. 3 92.18 –

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 29, 2025 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR
Macro Opportunities Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia
Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, and certain other series of the Trust (the “Investment
Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk
Premia Fund, AQR Diversifying Strategies Fund, and AQR Trend Total Return Fund (the “Investment Management Agreement II”); and (iii) the Second
Amended and Restated Investment Sub-Advisory Agreement between AQR and AQR Arbitrage, LLC (“AQR Arbitrage” or the “Sub-Adviser”) for the AQR
Diversified Arbitrage Fund (the “Sub-Advisory Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and the Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included:
(i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by
AQR, describing the personnel and services provided by the Sub-Adviser to the AQR Diversified Arbitrage Fund; (iii) performance information for the
Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and the Sub-Adviser from providing services to the Funds; and (vi) a discussion of the compliance programs of
AQR and the Sub-Adviser and the regulatory exam histories of each. AQR and the Sub-Adviser are referred to herein as the “Adviser,” as applicable.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser;
(b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights for shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Adviser . The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the
size and experience of the Adviser’s
staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2025
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the
Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement.
The Board recognized that AQR’s oversight of the Sub-Adviser was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, administration of the Funds’ liquidity risk management program and derivatives risk management program, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and the Sub-Adviser involved in providing services to the
Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, the Sub-Adviser pursuant to the Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and the Adviser’s Portfolio Management . The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board noted that the Funds generally outperformed their Performance Peers during the most recent calendar year. However, the Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a Fund’s Performance
Peers and considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis. Representatives of
AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the Funds, which has contributed to recent outperformance.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. In addition, the use of internal risk protections may affect a Fund’s performance in relation to its Performance Peers.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of
December 31, 2024, the net expenses for each Fund were above the median of their respective Expense Peers. This was due, in part—and for certain
Funds, primarily—to the transition from implementing short positions through swaps (which are not reflected in a Fund’s expense ratio) to physical short positions (which increase the reported expense ratio due to the inclusion of dividends on short sales in the fee table).
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of the
Sub-Adviser with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and Sub-Adviser’s profitability were not excessive.

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2025
Economies of Scale. The AQR Adviser provided the Board with information concerning the extent to which economies of scale were realized as the
Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the
Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to
AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided, for Funds that do not grow quickly, seed capital in excess of regulatory minimums for extended periods.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to the Sub-Adviser, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefits from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including the Sub-Adviser, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including the Sub-Adviser, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.
_________________________________________________________________________________________________________________________
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 29, 2025 (the “Meeting”) to consider the approval of Investment Management Agreement II between the Trust, on behalf of the AQR LSE Fusion
Fund (“LSE Fusion”), AQR CVX Fusion Fund (“CVX Fusion”), AQR MS Fusion Fund (“MS Fusion”) and AQR MS Fusion HV Fund (“MS Fusion HV” and
collectively with LSE Fusion, CVX Fusion and MS Fusion, the “Fusion Funds” or the “New Funds”), and AQR Capital Management, LLC (“AQR”) (the
“Investment Management Agreement”). At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR and Fund counsel to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Management
Agreement. These materials included: (1) memoranda and materials provided by AQR describing the personnel and services to be provided to the New
Funds; (2) information independently compiled and prepared by Broadridge relating to the New Funds’ proposed fees and expenses relative to peers within the New Funds’ Morningstar fund category; (3) a discussion of the financial information of AQR; and (4) a discussion of the compliance program and the regulatory exam history of AQR.
At the Meeting, the Board, including the Independent Board Members, approved the Investment Management Agreement for an initial two-year period for the New Funds. The Board considered all factors it believed to be relevant with respect to the New Funds, including, among other factors: (a) the nature, extent and quality of the services expected to be provided by AQR; (b) the investment performance of AQR and AQR’s portfolio management capabilities; (c) the management fees and the cost of the services and profits that may be realized by AQR from the relationship with the New Funds; (d)
economies of scale; and (e) other factors.
The Board also considered other matters it deemed important to the approval process, services related to the administration of the New Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the New Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the approval of the Investment Management Agreement for the New Funds, the Board did not view the Investment Management
Agreement as creating third-party beneficiary rights for shareholders to enforce the terms of the Investment Management Agreement against AQR.

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2025
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:
The Nature, Extent and Quality of the Services to be Provided by AQR . The Board Members reviewed the services that AQR would provide to the
New Funds under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the New Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of AQR as an investment adviser. In connection with the investment advisory services to be provided to the New Funds, the Board
Members took into account discussions they had with representatives of AQR regarding the management of the New Funds’ investments in accordance with the New Funds’ stated investment objectives and policies and the types of transactions that would be entered into on behalf of the New Funds.
During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and proposed implementation of the New Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services to be provided to the New Funds, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of fund accounting, marketing services, risk management, compliance oversight, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the New Funds. The Board Members recognized that AQR will oversee third-party service providers and will administer the New Funds’ liquidity risk management program. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the New Funds by AQR under the Investment Management Agreement.
The Board Members recognized the entrepreneurial risk that AQR would assume in connection with launching the New Funds and the enterprise risk involved in providing services to the New Funds over time.
Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the New Funds by AQR pursuant to the Investment Management Agreement were expected to be of a high quality and would benefit the New Funds.
Investment Performance and AQR’s Portfolio Management . The New Funds are newly formed, the Board did not consider the investment performance of the New Funds. The Board based its review of AQR’s performance primarily on the experience of AQR in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the New Funds. The Board also considered the resources and strengths of AQR and the experience of the portfolio management team with respect to the investment strategies proposed for the New Funds. Based on these factors, the Board Members determined that AQR would be an appropriate investment adviser for the New Funds.
The Management Fee and the Cost of the Services and Profits to be Realized by AQR from the Relationship with the New Funds . The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the New Funds to AQR pursuant to the Investment Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the New Funds. To assist in this analysis, the Board received a report independently prepared by Broadridge. The report showed comparative fee information for the New Funds’ anticipated prospective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses. The Board also took into consideration the fact that, due to AQR’s portfolio selection process and related aspects of the implementation of the strategies of the New Funds, the New Funds are differentiated from other mutual funds that were included in the prospective Morningstar category.
The Board reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR with similar investment strategies to certain of the New Funds. The Board noted the greater services provided by AQR to the New Funds in contrast to the limited role of AQR when it advises separate accounts.
As a newly-organized fund, the Board noted that each New Fund had no historical profitability information available for the Board to consider at the time of the Meeting. AQR explained there was significant uncertainty concerning the components of a profitability analysis for a new fund so pro forma information regarding the projected profitability to AQR of its services to each New Fund was not available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the New Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the proposed management fees under the Investment Management Agreement are reasonable.
Economies of Scale. Because the New Funds are newly formed and had not commenced operations as of the dates of the Meeting, and the eventual aggregate amount of the New Funds’ assets was uncertain, AQR was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the New Funds grow. The Board considered AQR’s representation that the proposed management fees do not include breakpoints because AQR believes the New Funds are priced competitively compared to their peers even at higher asset levels.
The Board recognized that economies would also be shared through the adoption of an expense limitation agreement for the New Funds. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the New Funds to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2025
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the New Funds, both tangible and intangible. The Board also received information regarding AQR’s brokerage and soft dollar practices. The Board considered that AQR is responsible for decisions to buy and sell securities for the New Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that AQR does not presently intend to make use of soft dollars to acquire third-party research.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of an investment management agreement. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including all of the Independent Board Members, concluded that the proposed management fee rates under the Investment
Management Agreement are reasonable in relation to the services to be provided by AQR to the New Funds, as well as the costs expected to be incurred and benefits expected to be gained by AQR in providing such services, including the investment advisory and administrative components. The
Board also found the proposed investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, the Board, including the Independent Board Members voting separately, approved the Investment Management
Agreement with respect to the New Funds. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
August 25, 2025

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
August 25, 2025